UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1 and 6, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Global Core Asset Allocation Fund
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—Municipal Value Funds
•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
•	PIMCO Funds—PIMCO Climate Bond Fund
•	PIMCO Funds—PIMCO CommoditiesPLUS® Strategy Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Emerging Markets Local Currency and Bond Fund
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO Income Fund

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO International Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO Investment Grade Credit Bond Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund
•	PIMCO Funds—PIMCO Short-Term Fund
•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Private Account Portfolio Series – Sector Funds Series - I
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—Private Account Portfolio Series – All Asset Funds
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO Global Core Asset Allocation Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Important Information About the PIMCO Global Core Asset Allocation Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Asset Allocation Fund (the “Fund”).

The PIMCO Global Core Asset Allocation Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. These underlying investments are referred to as “Underlying PIMCO Funds.”

The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. These underlying investments, together with the Underlying PIMCO Funds, are referred to as “Acquired Funds.” The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO Global Core Asset Allocation Fund (Cont.)

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable).

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the

6	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and I-2 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO Global Core Asset Allocation Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	Class A	Class C	Diversification Status

PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	10/29/08	10/29/08	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither the Fund’s prospectus nor the Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the

8	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO Global Core Asset Allocation Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/29/08)
PIMCO Global Core Asset Allocation Fund Institutional Class	(16.10)%	(18.11)%	2.56%	2.78%	4.69%
PIMCO Global Core Asset Allocation Fund I-2	(16.16)%	(18.23)%	2.46%	2.67%	4.59%
PIMCO Global Core Asset Allocation Fund Class A	(16.33)%	(18.48)%	2.10%	2.26%	4.14%
PIMCO Global Core Asset Allocation Fund Class A (adjusted)	(20.91)%	(22.94)%	0.94%	1.68%	3.86%
PIMCO Global Core Asset Allocation Fund Class C	(16.57)%	(19.09)%	1.32%	1.49%	3.37%
PIMCO Global Core Asset Allocation Fund Class C (adjusted)	(17.40)%	(19.90)%	1.32%	1.49%	3.37%
60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index	(15.96)%	(17.09)%	3.09%	5.24%	6.73%
Lipper Alternative Global Macro Funds Average	(10.92)%	(12.16)%	0.87%	1.99%	3.79%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary and Underlying PIMCO Fund expenses), were 1.10% for Institutional Class shares, 1.20% for I-2 shares, 1.55% for Class A shares, and 2.30% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Institutional Class - PGAIX	Class A - PGMAX
I-2 - PGAPX	Class C - PGMCX

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	42.7%
Asset-Backed Securities	12.2%
Sovereign Issues	12.1%
Common Stocks	12.1%
Real Estate Investment Trusts	6.0%
U.S. Government Agencies	5.0%
Corporate Bonds & Notes	3.4%
U.S. Treasury Obligations	2.4%
Mutual Funds	2.3%
Non-Agency Mortgage-Backed Securities	1.3%
Other	0.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Global Core Asset Allocation Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Bloomberg Global Aggregate Index (USD Hedged) by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Relative value real estate investment trust strategies contributed to relative performance, as long exposure to certain single name securities outperformed short exposure to the broader index.

»	Underweight exposure to emerging markets equities contributed to relative performance, as emerging market equities posted negative returns.

»	Underweight exposure to eurozone equities contributed to relative performance, as eurozone equities posted negative returns.
»	Select securitized credit positioning, particularly security selection within structured product and residential mortgage-backed security sectors, detracted from relative performance, as these securities posted negative returns.

»	U.S. duration, particularly overweight exposure to the short and long portions of the U.S. yield curve, detracted from relative performance, as these portions of the curve rose.

»	Emerging markets currencies, particularly overweight exposure to the Chilean peso and Brazilian real detracted from relative performance, as these currencies lost value relative to U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO Global Core Asset Allocation Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$839.00	$4.47	$1,000.00	$1,020.48	$4.92	0.96%
I-2	1,000.00	838.40	4.94	1,000.00	1,019.97	5.43	1.06
Class A	1,000.00	836.70	6.56	1,000.00	1,018.20	7.21	1.41
Class C	1,000.00	834.30	10.04	1,000.00	1,014.39	11.03	2.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Benchmark Description

Index*	Benchmark Description

60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index	The benchmark is a blend of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of a group of country indices comprising developed and emerging market country indices. Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO Global Core Asset Allocation Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2022 - 09/30/2022+	$13.84	$0.11	$(2.33)	$(2.22)	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.80	0.14	3.85	3.99	(1.21)	0.00	0.00	(1.21)

03/31/2020	12.58	0.34	(1.50)	(1.16)	(0.62)	0.00	0.00	(0.62)

03/31/2019	12.55	0.30	0.12	0.42	(0.34)	0.00	(0.05)	(0.39)

03/31/2018	11.77	0.29	0.73	1.02	(0.24)	0.00	0.00	(0.24)

I-2

04/01/2022 - 09/30/2022+	13.80	0.10	(2.32)	(2.22)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.78	0.12	3.85	3.97	(1.20)	0.00	0.00	(1.20)

03/31/2020	12.56	0.32	(1.49)	(1.17)	(0.61)	0.00	0.00	(0.61)

03/31/2019	12.53	0.29	0.12	0.41	(0.33)	0.00	(0.05)	(0.38)

03/31/2018	11.75	0.27	0.74	1.01	(0.23)	0.00	0.00	(0.23)

Class A

04/01/2022 - 09/30/2022+	13.63	0.08	(2.29)	(2.21)	(0.06)	0.00	0.00	(0.06)

03/31/2022	13.42	0.12	0.10	0.22	(0.00)	0.00	(0.01)	(0.01)

03/31/2021	10.70	0.06	3.82	3.88	(1.16)	0.00	0.00	(1.16)

03/31/2020	12.47	0.27	(1.47)	(1.20)	(0.57)	0.00	0.00	(0.57)

03/31/2019	12.44	0.24	0.13	0.37	(0.29)	0.00	(0.05)	(0.34)

03/31/2018	11.67	0.23	0.73	0.96	(0.19)	0.00	0.00	(0.19)

14	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.55	(16.10)%	$115,906	0.96	%*	1.06	%*	0.90	%*	1.00	%*	1.69	%*	203%

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31		119

13.58	38.21	167,863	0.85		1.00		0.84		0.99		1.09		182

10.80	(9.46)	121,437	1.13		1.36		0.80		1.03		2.70		511

12.58	3.46	201,102	1.17		1.42		0.77		1.02		2.41		551

12.55	8.67	231,278	1.02		1.23		0.81		1.02		2.31		403

11.51	(16.16)	28,521	1.06	*	1.16	*	1.00	*	1.10	*	1.59	*	203

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21		119

13.55	38.06	42,347	0.95		1.10		0.94		1.09		0.91		182

10.78	(9.56)	34,956	1.23		1.46		0.90		1.13		2.53		511

12.56	3.37	45,560	1.27		1.52		0.87		1.12		2.34		551

12.53	8.59	49,093	1.12		1.33		0.91		1.12		2.20		403

11.36	(16.27)	98,928	1.41	*	1.51	*	1.35	*	1.45	*	1.24	*	203

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86		119

13.42	37.47	130,491	1.30		1.45		1.29		1.44		0.51		182

10.70	(9.83)	85,249	1.58		1.81		1.25		1.48		2.13		511

12.47	3.03	95,828	1.62		1.87		1.22		1.47		1.98		551

12.44	8.21	110,703	1.47		1.68		1.26		1.47		1.85		403

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO Global Core Asset Allocation Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2022 - 09/30/2022+	$13.17	$0.03	$(2.21)	$(2.18)	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2022	13.06	0.01	0.10	0.11	(0.00)	0.00	0.00	(0.00)

03/31/2021	10.41	0.01	3.67	3.68	(1.03)	0.00	0.00	(1.03)

03/31/2020	12.13	0.19	(1.46)	(1.27)	(0.45)	0.00	0.00	(0.45)

03/31/2019	12.11	0.14	0.13	0.27	(0.20)	0.00	(0.05)	(0.25)

03/31/2018	11.37	0.13	0.71	0.84	(0.10)	0.00	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.95	(16.57)%	$5,204	2.16	%*	2.26	%*	2.10	%*	2.20	%*	0.48	%*	203%

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11		119

13.06	36.47	10,493	2.05		2.20		2.04		2.19		0.11		182

10.41	(10.54)	31,859	2.33		2.56		2.00		2.23		1.54		511

12.13	2.27	62,647	2.37		2.62		1.97		2.22		1.20		551

12.11	7.39	85,585	2.22		2.43		2.01		2.22		1.11		403

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Consolidated Statement of Assets and Liabilities PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$185,880
Investments in Affiliates	65,561

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,047
Over the counter	7,538
Cash	1
Deposits with counterparty	10,842
Foreign currency, at value	2,854
Receivable for investments sold	5,426
Receivable for investments sold on a delayed-delivery basis	251
Receivable for TBA investments sold	9,488
Receivable for Fund shares sold	18
Interest and/or dividends receivable	1,125
Dividends receivable from Affiliates	175
Reimbursement receivable from PIMCO	15
Other assets	2

Total Assets	290,223

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,982

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,379
Over the counter	5,735
Payable for investments purchased	2,510
Payable for investments in Affiliates purchased	177
Payable for TBA investments purchased	19,416
Deposits from counterparty	6,981
Payable for Fund shares redeemed	176
Accrued investment advisory fees	218
Accrued supervisory and administrative fees	37
Accrued distribution fees	4
Accrued servicing fees	24
Other liabilities	25

Total Liabilities	41,664

Net Assets	$248,559

Net Assets Consist of:

Paid in capital	$370,863
Distributable earnings (accumulated loss)	(122,304)

Net Assets	$248,559

Cost of investments in securities	$199,416
Cost of investments in Affiliates	$67,710
Cost of foreign currency held	$2,904
Cost or premiums of financial derivative instruments, net	$(3,546)

* Includes repurchase agreements of:	$18,842

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$115,906
I-2	28,521
Class A	98,928
Class C	5,204

Shares Issued and Outstanding:

Institutional Class	10,037
I-2	2,478
Class A	8,711
Class C	475

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.55
I-2	11.51
Class A	11.36
Class C	10.95

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Consolidated Statement of Operations PIMCO Global Core Asset Allocation Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,316
Dividends, net of foreign taxes**	479
Dividends from Investments in Affiliates	1,122
Total Income	3,917

Expenses:

Investment advisory fees	1,380
Supervisory and administrative fees	231
Distribution and/or servicing fees - Class A	142
Distribution and/or servicing fees - Class C	33
Trustee fees	1
Interest expense	93
Total Expenses	1,880
Waiver and/or Reimbursement by PIMCO	(145)
Net Expenses	1,735

Net Investment Income (Loss)	2,182

Net Realized Gain (Loss):

Investments in securities	(8,907)
Investments in Affiliates	(4,185)
Exchange-traded or centrally cleared financial derivative instruments	(6,414)
Over the counter financial derivative instruments	8,041
Short sales	16
Foreign currency	(1,031)

Net Realized Gain (Loss)	(12,480)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(13,471)
Investments in Affiliates	897
Exchange-traded or centrally cleared financial derivative instruments	(31,243)
Over the counter financial derivative instruments	2,403
Foreign currency assets and liabilities	(68)

Net Change in Unrealized Appreciation (Depreciation)	(41,482)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,780)

* Foreign tax withholdings - Interest	$19

** Foreign tax withholdings - Dividends	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,182	$3,924
Net realized gain (loss)	(12,480)	(10,155)
Net change in unrealized appreciation (depreciation)	(41,482)	13,368

Net Increase (Decrease) in Net Assets Resulting from Operations	(51,780)	7,137

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(782)	(130)
I-2	(171)	(29)
Class A	(525)	(51)
Class C	(23)	(0)

Tax basis return of capital
Institutional Class	0	(118)
I-2	0	(26)
Class A	0	(46)
Class C	0	(0)

Total Distributions(a)	(1,501)	(400)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(31,449)	(24,642)

Total Increase (Decrease) in Net Assets	(84,730)	(17,905)

Net Assets:

Beginning of period	333,289	351,194
End of period	$248,559	$333,289

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.8%

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 1.1%

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	$100	$90

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	400	369

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)	700	76

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	200	163

Seazen Group Ltd.
6.000% due 08/12/2024	700	308

Sunac China Holdings Ltd.
8.350% due 04/19/2023 ^(b)	400	58

UniCredit SpA
7.830% due 12/04/2023	800	807

Ursa Re II Ltd.
7.000% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	600	584

VICI Properties LP
3.875% due 02/15/2029	400	336

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)	700	38

		2,829

INDUSTRIALS 1.5%

American Airlines Pass-Through Trust
3.575% due 07/15/2029	286	256

Berry Global, Inc.
4.875% due 07/15/2026	1,600	1,506

Broadcom, Inc.
3.137% due 11/15/2035	521	366

DAE Funding LLC
1.625% due 02/15/2024	200	188

Energy Transfer LP
3.750% due 05/15/2030	900	763

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	100	86
4.810% due 09/17/2030	800	649

		3,814

UTILITIES 0.8%

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	1,500	1,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.500% due 02/01/2031	$600	$437

		1,887

Total Corporate Bonds & Notes (Cost $11,690)		8,530

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 «(a)	800	596

Total Convertible Bonds & Notes (Cost $785)		596

U.S. GOVERNMENT AGENCIES 5.1%

Freddie Mac
3.368% due 07/15/2041 •	485	483

Ginnie Mae
3.184% due 09/20/2071 •	2,553	2,538
3.858% due 08/20/2068 •	404	393

Uniform Mortgage-Backed Security
4.000% due 10/01/2040	2	2

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2052	4,700	3,806
2.500% due 11/01/2051	2,600	2,177
3.000% due 11/01/2052	1,800	1,567
3.500% due 11/01/2052	1,800	1,620

Total U.S. Government Agencies (Cost $12,988)		12,586

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Bonds
1.375% due 11/15/2040 (l)(n)	2,700	1,747

U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032 (j)	4,793	4,353

Total U.S. Treasury Obligations (Cost $7,357)		6,100

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Alliance Bancorp Trust
3.564% due 07/25/2037 ~	210	177

Bear Stearns Adjustable Rate Mortgage Trust
3.363% due 08/25/2033 ~	36	34
3.439% due 07/25/2036 ^~	53	49
3.842% due 02/25/2036 ^~	33	31

Countrywide Alternative Loan Trust
2.104% due 02/25/2036 •	99	91
3.384% due 07/25/2035 ~	349	281
3.404% due 09/25/2047 ~	85	76

22	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.349% due 09/20/2036 ^~		$58	$51
3.724% due 03/25/2035 •		43	39
6.000% due 04/25/2036		163	93

Impac CMB Trust
3.704% due 04/25/2035 •		83	78
3.729% due 04/25/2035 •		109	101

Residential Accredit Loans, Inc. Trust
6.000% due 12/25/2036		44	36

Structured Adjustable Rate Mortgage Loan Trust
3.265% due 01/25/2035 ~		4	4

Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •		17	16

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	820	914

WaMu Mortgage Pass-Through Certificates Trust
3.744% due 01/25/2045 ~		$1,182	1,107

Total Non-Agency Mortgage-Backed Securities (Cost $3,454)			3,178

ASSET-BACKED SECURITIES 12.3%

522 Funding CLO Ltd.
3.750% due 10/20/2031 •		600	586

Aames Mortgage Investment Trust
3.564% due 04/25/2036 •		89	82

ACE Securities Corp. Home Equity Loan Trust
3.564% due 06/25/2036 •		123	93
3.984% due 08/25/2035 •		146	142
4.884% due 06/25/2034 •		11	11

Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		1,000	987

Apex Credit CLO Ltd.
4.517% due 09/20/2029 ~		616	605

Apidos CLO
3.640% due 07/18/2029 •		700	686

Ares CLO Ltd.
3.382% due 01/15/2029 ~		1,024	1,005

Argent Securities Trust
3.384% due 07/25/2036 ~		266	233
3.564% due 05/25/2035 •		357	318

Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •		250	246
3.770% due 01/17/2032 •		100	97

Carlyle Global Market Strategies CLO Ltd.
3.872% due 08/14/2030 ~		1,200	1,183

Catamaran CLO Ltd.
3.859% due 04/22/2030 ~		597	589

CIFC Funding Ltd.
3.733% due 10/24/2030 •		400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
4.434% due 10/25/2037 •		$353	$351

Citigroup Mortgage Loan Trust
3.519% due 11/25/2036 •		62	60

Countrywide Asset-Backed Certificates
3.334% due 03/25/2037 ~		584	553

Countrywide Asset-Backed Certificates Trust
3.224% due 05/25/2035 •		31	30

Crestline Denali CLO Ltd.
3.923% due 10/23/2031 ~		400	391

Dryden CLO Ltd.
3.731% due 01/17/2033 ~		300	288

Elevation CLO Ltd.
3.733% due 10/25/2030 •		850	834

First Franklin Mortgage Loan Trust
3.789% due 11/25/2036 •		1,155	1,111

Fremont Home Loan Trust
3.219% due 10/25/2036 ~		497	446

Gallatin CLO Ltd.
3.602% due 07/15/2031 ~		300	294

GoldenTree Loan Management U.S. CLO Ltd.
3.620% due 11/20/2030 ~		850	829

KKR CLO Ltd.
3.680% due 07/18/2030 •		250	245

LCM LP
3.608% due 07/19/2027 •		892	878

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		405	272

Long Beach Mortgage Loan Trust
3.684% due 01/25/2036 •		1,205	1,105

Madison Park Funding Ltd.
3.700% due 04/20/2032 ~		250	244

Magnetite Ltd.
3.785% due 11/15/2028 •		834	816

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	151	146

Oaktree CLO Ltd.
3.830% due 10/20/2032 •		$250	241
3.869% due 04/22/2030 ~		250	245

OCP Euro CLO DAC
1.005% due 09/22/2034 •	EUR	500	471

Octagon Investment Partners Ltd.
3.905% due 02/14/2031 •		$300	293

OSD CLO Ltd.
3.610% due 04/17/2031 ~		498	484

OZLM Ltd.
3.720% due 10/17/2029 •		370	364
3.810% due 10/20/2031 •		250	245
3.870% due 07/20/2032 •		400	388
4.032% due 10/30/2030 •		297	293

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square CLO Ltd.
3.738% due 10/17/2031 ~		$100	$98

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 ~	EUR	352	338

Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$1,915	1,871
3.510% due 07/20/2029 ~		1,192	1,178

Popular ABS Mortgage Pass-Through Trust
3.414% due 07/25/2036 •		110	104

Rad CLO Ltd.
3.903% due 07/24/2032 •		600	583

Saranac CLO Ltd.
4.385% due 08/13/2031 ~		400	392

Segovia European CLO DAC
0.927% due 07/20/2032 ~	EUR	300	284

Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		$900	884
3.763% due 07/25/2030 •		388	381
3.920% due 07/20/2032 •		500	491

Stratus CLO Ltd.
3.660% due 12/29/2029 ~		376	370

Structured Asset Securities Corp. Mortgage Loan Trust
3.654% due 10/25/2036 •		67	66
3.879% due 02/25/2036 ~		100	91

Symphony Static CLO Ltd.
3.613% due 10/25/2029 •		230	223

TCI-Symphony CLO Ltd.
3.475% due 10/13/2032 •		500	485

TCW CLO Ltd.
3.753% due 04/25/2031 •		500	489

THL Credit Wind River CLO Ltd.
3.592% due 04/15/2031 ~		600	583

TICP CLO Ltd.
3.550% due 04/20/2028 ~		89	88

Venture CLO Ltd.
3.392% due 07/15/2027 •		43	43
3.700% due 07/20/2030 •		500	493
3.942% due 07/30/2032 ~		1,000	968

Vibrant CLO Ltd.
3.830% due 07/20/2032 •		300	293
4.477% due 06/20/2029 ~		156	155

Voya CLO Ltd.
3.512% due 10/15/2030 •		250	245

Wellfleet CLO Ltd.
3.600% due 07/20/2029 •		304	300

Total Asset-Backed Securities (Cost $31,182)			30,670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 12.2%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$368	$64
1.400% due 03/25/2023	ARS	638	2
1.500% due 07/09/2035 þ		$242	45
15.500% due 10/17/2026	ARS	1,490	1
47.331% (BADLARPP) due 10/04/2022 ~		2,500	1

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (e)	BRL	14,500	2,522

China Government International Bond
2.850% due 06/04/2027	CNY	52,800	7,545
3.280% due 12/03/2027		18,300	2,675

Colombian TES
6.250% due 11/26/2025	COP	27,341,900	5,046
7.000% due 03/26/2031		1,948,400	299
7.750% due 09/18/2030		14,600,000	2,401

Japan Government International Bond
1.700% due 09/20/2044	JPY	310,000	2,393

Peru Government International Bond
1.862% due 12/01/2032		$900	634

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	1,150	4

Qatar Government International Bond
3.875% due 04/23/2023		$1,000	998

Saudi Government International Bond
4.000% due 04/17/2025		1,580	1,548

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	48,600	2,781

Spain Government International Bond
0.700% due 04/30/2032	EUR	1,800	1,405

Total Sovereign Issues (Cost $33,972)			30,364

		SHARES
COMMON STOCKS 12.2%

COMMUNICATION SERVICES 1.2%

Activision Blizzard, Inc.		22,348	1,661

TEGNA, Inc.		58,130	1,202

			2,863

FINANCIALS 1.0%

Alleghany Corp. (c)		1,557	1,307

First Horizon Corp.		55,729	1,276

			2,583

24	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	SHARES	MARKET VALUE (000S)
HEALTH CARE 5.3%

Biohaven Pharmaceutical Holding Co. Ltd. (c)	8,489	$1,283

Change Healthcare, Inc.	55,665	1,530

ChemoCentryx, Inc. (c)	21,380	1,105

Cigna Corp.	661	183

Elevance Health, Inc.	1,647	748

Exact Sciences Corp. (c)	2,337	76

Exelixis, Inc. (c)	20,306	318

Global Blood Therapeutics, Inc. (c)	16,603	1,131

Halozyme Therapeutics, Inc. (c)	9,559	378

Hologic, Inc. (c)	6,222	402

Humana, Inc.	2,053	996

Incyte Corp. (c)	6,043	403

LHC Group, Inc. (c)	8,007	1,310

Merck & Co., Inc.	3,993	344

Molina Healthcare, Inc. (c)	626	207

Neurocrine Biosciences, Inc. (c)	1,220	130

Regeneron Pharmaceuticals, Inc. (c)	1,217	838

Seagen, Inc. (c)	1,608	220

United Therapeutics Corp. (c)	1,774	371

Vertex Pharmaceuticals, Inc. (c)	4,513	1,307

		13,280

INDUSTRIALS 1.4%

ABB Ltd.	9,686	253

AMETEK, Inc.	6,151	698

Eaton Corp. PLC	3,562	475

Emerson Electric Co.	5,670	415

FANUC Corp.	1,131	158

GXO Logistics, Inc. (c)	6,200	217

Kubota Corp.	24,764	343

MasTec, Inc. (c)	6,218	395

Mueller Water Products, Inc. ‘A’	51,870	533

		3,487

INFORMATION TECHNOLOGY 2.6%

Applied Materials, Inc.	5,338	437

Arista Networks, Inc. (c)	2,356	266

Flex Ltd. (c)	45,014	750

Intel Corp.	11,687	301

IPG Photonics Corp. (c)	1,458	123

	SHARES	MARKET VALUE (000S)

Lam Research Corp.	1,271	$465

Marvell Technology, Inc.	6,900	296

Micron Technology, Inc.	6,269	314

NetApp, Inc.	9,435	584

Rogers Corp. (c)	5,338	1,291

Skyworks Solutions, Inc.	968	82

Switch, Inc.	35,532	1,197

Teradyne, Inc.	4,680	352

Zebra Technologies Corp. ‘A’ (c)	300	79

		6,537

MATERIALS 0.2%

CF Industries Holdings, Inc.	1,800	173

Mosaic Co.	2,300	111

Nutrien Ltd.	1,300	109

		393

UTILITIES 0.5%

PNM Resources, Inc.	25,926	1,186

Total Common Stocks (Cost $33,827)		30,329

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Bank of America Corp.
5.875% due 03/15/2028 •(g)	290,000	250

Nationwide Building Society
10.250% ~	3,636	476

Total Preferred Securities (Cost $998)		726

REAL ESTATE INVESTMENT TRUSTS 6.1%

REAL ESTATE 6.1%

Agree Realty Corp.	14,473	978

American Tower Corp.	3,455	742

Apartment Income REIT Corp.	21,788	841

Duke Realty Corp.	31,177	1,503

Equinix, Inc.	692	394

Equity LifeStyle Properties, Inc.	10,659	670

Equity Residential	13,954	938

First Industrial Realty Trust, Inc.	21,867	980

Gaming & Leisure Properties, Inc.	16,967	751

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

		SHARES	MARKET VALUE (000S)

Host Hotels & Resorts, Inc.		47,599	$756

Invitation Homes, Inc.		36,761	1,241

Life Storage, Inc.		3,658	405

Public Storage		1,600	468

RLJ Lodging Trust		48,491	491

SBA Communications Corp.		3,178	905

Simon Property Group, Inc.		7,993	717

Sun Communities, Inc.		4,891	662

Sunstone Hotel Investors, Inc.		20,000	188

VICI Properties, Inc.		52,082	1,555

Total Real Estate Investment Trusts (Cost $13,918)			15,185

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.2%

REPURCHASE AGREEMENTS (i) 7.6%
			18,842

ISRAEL TREASURY BILLS 0.4%
0.928% due 10/07/2022 - 07/05/2023 (d)(e)	ILS	3,200	888

JAPAN TREASURY BILLS 9.0%
(0.118)% due 11/07/2022 - 11/28/2022 (d)(e)	JPY	3,235,000	22,356

U.S. TREASURY BILLS 2.2%
2.582% due 10/06/2022 - 12/15/2022 (d)(e)(n)		$5,544	5,530

Total Short-Term Instruments (Cost $49,245)			47,616

Total Investments in Securities (Cost $199,416)			185,880

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 26.4%

MUTUAL FUNDS (h) 2.4%

PIMCO Investment Grade Credit Bond Fund	688,103	$5,828

Total Mutual Funds (Cost $7,167)		5,828

SHORT-TERM INSTRUMENTS 24.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%

PIMCO Short Asset Portfolio	3,576,369	34,987

PIMCO Short-Term Floating NAV Portfolio III	2,548,730	24,746

Total Short-Term Instruments (Cost $60,543)		59,733

Total Investments in Affiliates (Cost $67,710)		65,561

Total Investments 101.2% (Cost $267,126)		$251,441

Financial Derivative Instruments (k)(m) 0.2% (Cost or Premiums, net $(3,546))		471

Other Assets and Liabilities, net (1.4)%		(3,353)

Net Assets 100.0%		$248,559

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

26	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.920%	09/30/2022	10/03/2022	$17,800	U.S. Treasury Notes 3.875% due 09/30/2029	$(18,070)	$17,800	$17,804
FICC	1.150	09/30/2022	10/03/2022	812	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(828)	812	812
SSB	1.150	09/30/2022	10/03/2022	230	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(235)	230	230

Total Repurchase Agreements						$(19,133)	$18,842	$18,846

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
JPS	2.720%	09/26/2022	10/03/2022	$(3,980)	$(3,982)

Total Reverse Repurchase Agreements					$(3,982)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$17,804	$0	$0	$17,804	$(18,070)	$(266)
FICC	812	0	0	812	(828)	(16)
JPS	0	(3,982)	0	(3,982)	3,889	(93)
SSB	230	0	0	230	(235)	(5)

Total Borrowings and Other Financing Transactions	$18,846	$(3,982)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(3,982)	$0	$0	$(3,982)

Total Borrowings	$0	$(3,982)	$0	$0	$(3,982)

Payable for reverse repurchase agreements					$(3,982)

(j)	Securities with an aggregate market value of $3,889 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(248) at a weighted average interest rate of 2.610%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

28	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2022	34	$2,318	$(26)	$11	$0
Australia Government 10-Year Bond December Futures	12/2022	5	375	(10)	6	0
CAC 40 Index October Futures	10/2022	11	621	(63)	9	(10)
Canada Government 10-Year Bond December Futures	12/2022	13	1,163	(17)	0	0
DAX Index December Futures	12/2022	2	595	(65)	8	(11)
E-Mini S&P 500 Index December Futures	12/2022	459	82,654	(10,697)	0	(1,211)
Euro STOXX 600 December Futures	12/2022	1,043	19,805	(1,934)	286	(356)
Euro-Bobl December Futures	12/2022	45	5,281	(126)	26	(1)
Euro-BTP December Futures	12/2022	22	2,414	(110)	25	(9)
Euro-Buxl 30-Year Bond December Futures	12/2022	3	431	(43)	3	(9)
Euro-Schatz December Futures	12/2022	55	5,776	(48)	13	0
FTSE 100 Index December Futures	12/2022	6	463	(25)	2	(6)
FTSE/MIB Index December Futures	12/2022	1	101	(10)	1	(3)
IBEX 35 Index October Futures	10/2022	1	72	(8)	1	(1)
Japan Government 10-Year Bond December Futures	12/2022	10	10,247	(17)	22	0
Mini MSCI Emerging Markets Index December Futures	12/2022	81	3,530	(427)	0	(13)
Nikkei 225 Yen-denominated December Futures	12/2022	2	179	(10)	0	(4)
S&P/Toronto Stock Exchange 60 December Futures	12/2022	33	5,332	(377)	0	(8)
SPI 200 Index December Futures	12/2022	41	4,239	(332)	57	(53)
Topix Index December Futures	12/2022	65	8,246	(403)	146	(117)
U.S. Treasury 2-Year Note December Futures	12/2022	62	12,734	(216)	0	(9)
U.S. Treasury 10-Year Note December Futures	12/2022	92	10,310	68	0	(36)
U.S. Treasury 30-Year Bond December Futures	12/2022	11	1,390	(120)	0	(7)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	28	3,836	(342)	0	(46)
Wheat December Futures	12/2022	15	691	83	19	0

				$(15,275)	$635	$(1,910)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro STOXX 50 December Futures	12/2022	96	$(3,119)	$223	$60	$(44)
Euro-Bund 10-Year Bond December Futures	12/2022	78	(10,587)	(2)	0	(10)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	10	(1,295)	59	5	(9)
Gold 100 oz. December Futures	12/2022	14	(2,341)	53	0	(5)
OMX Stockholm 30 Index October Futures	10/2022	1	(16)	1	0	0
U.S. Treasury 5-Year Note December Futures	12/2022	97	(10,428)	377	26	0
United Kingdom Long Gilt December Futures	12/2022	22	(2,368)	0	1	(7)

				$711	$92	$(75)

Total Futures Contracts				$(14,564)	$727	$(1,985)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	3.614%	$500	$20	$(2)	$18	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	500	94	(44)	50	1	0

						$114	$(46)	$68	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly	06/20/2027	EUR 100	$(6)	$10	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$1,600	$1	$(6)	$(5)	$0	$0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	200	3	(5)	(2)	0	0

					$4	$(11)	$(7)	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250%	Annual	03/15/2028	GBP	500	$(31)	$(35)	$(66)	$0	$(3)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,300	(824)	(59)	(883)	0	(37)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		1,100	(314)	(24)	(338)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	30	(212)	(182)	5	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026		308,200	157	25	182	0	(5)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		39,500	(7)	16	9	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	2,201,000	(112)	(39)	(151)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,090,000	254	61	315	0	(25)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	300	13	6	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024	$	9,500	488	110	598	7	0

30	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2029	$	14,300	$(1,028)	$(622)	$(1,650)	$0	$(51)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	183	206	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	102	384	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	38	175	8	0
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025	BRL	18,500	(10)	2	(8)	7	0
Pay	1-Year BRL-CDI	11.825	Maturity	01/02/2025		12,700	0	2	2	5	0
Pay	1-Year BRL-CDI	12.120	Maturity	01/02/2025		24,400	0	37	37	9	0
Pay	1-Year BRL-CDI	12.330	Maturity	01/02/2025		30,300	0	59	59	11	0
Receive	1-Year BRL-CDI	12.460	Maturity	01/02/2025		30,300	0	(72)	(72)	0	(11)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027		7,600	(22)	28	6	5	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(54)	(155)	1	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	10,900	4	(2)	2	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025	COP	7,565,800	0	88	88	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	97	97	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		8,399,000	0	65	65	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	376	376	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(301)	(301)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,412,700	58	26	84	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	144	144	6	0
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	1,900	0	(47)	(47)	0	(3)
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,002,800	(32)	(180)	(212)	6	0
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,002,800	176	36	212	0	(6)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		962,400	4	(49)	(45)	4	0
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(25)	(240)	(265)	13	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	52,300	(19)	(163)	(182)	3	0
Pay	6-Month CLP-CHILIBOR	7.070	Semi-Annual	04/05/2024	CLP	3,545,800	0	(232)	(232)	10	0
Receive	6-Month CLP-CHILIBOR	7.950	Semi-Annual	06/28/2024		3,143,000	0	148	148	0	(17)
Pay	6-Month CLP-CHILIBOR	9.700	Semi-Annual	07/20/2024		3,211,512	0	(43)	(43)	18	0
Receive	6-Month CLP-CHILIBOR	9.250	Semi-Annual	08/17/2024		3,018,000	0	63	63	0	(16)
Pay	6-Month CLP-CHILIBOR	10.050	Semi-Annual	08/24/2024		6,627,000	0	(38)	(38)	34	0
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		3,338,600	44	260	304	0	(27)
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027		1,075,200	0	86	86	0	(8)
Pay	6-Month CLP-CHILIBOR	6.205	Semi-Annual	03/03/2027		2,299,700	0	(166)	(166)	15	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/07/2027		1,597,800	0	(111)	(111)	10	0
Pay	6-Month CLP-CHILIBOR	6.280	Semi-Annual	03/07/2027		1,501,900	0	(104)	(104)	10	0
Receive	6-Month CLP-CHILIBOR	6.820	Semi-Annual	07/08/2027		1,941,000	0	93	93	0	(16)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	02/22/2032		1,073,500	0	81	81	0	(11)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	69,900	(58)	106	48	0	(4)
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	2,600	(99)	(86)	(185)	12	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(963)	(1,854)	15	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		8,300	(841)	(141)	(982)	15	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		1,900	(245)	(102)	(347)	0	(26)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,089,400	568	17	585	26	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027		756,600	0	(2)	(2)	0	(20)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,200	32	59	91	4	0
Pay	28-Day MXN-TIIE	9.570	Lunar	09/22/2027	MXN	31,100	0	18	18	3	0

							$(2,389)	$(1,655)	$(4,044)	$299	$(301)

Total Swap Agreements							$(2,277)	$(1,702)	$(3,979)	$300	$(301)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$744	$303	$1,047	$0	$(2,076)	$(303)	$(2,379)

(l)

Securities with an aggregate market value of $1,372 and cash of $10,842 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Unsettled variation margin asset of $17 and liability of $(91) for closed futures and unsettled variation margin asset of $3 and liability of $(2) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2022	JPY	1,160,000	$	8,663	$622	$0
BOA	10/2022	AUD	886		594	27	0
	10/2022	CLP	655,197		716	41	0
	10/2022	$	385	CLP	360,854	0	(13)
	10/2022		1,092	COP	4,418,884	0	(136)
	10/2022		453	HUF	184,262	0	(28)

32	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022	$	1,168	ZAR	18,733	$0	$(136)
	11/2022	ZAR	17,166	$	1,037	92	0
	12/2022	CNY	43,088		6,249	198	0
	12/2022	PEN	2,453		642	32	0
	12/2022	$	225	ILS	758	0	(11)
	01/2023	PEN	2,716	$	682	8	0
BPS	10/2022	AUD	363		247	15	0
	10/2022	BRL	2,054		390	9	0
	10/2022	CNH	6,589		954	31	0
	10/2022	EUR	2,898		2,904	64	0
	10/2022	GBP	4,889		5,668	220	(11)
	10/2022	JPY	67,200		483	19	0
	10/2022	MXN	11,437		565	0	(3)
	10/2022	PEN	7,971		1,953	0	(48)
	10/2022	$	380	BRL	2,054	1	0
	10/2022		691	CHF	675	0	(7)
	10/2022		3,531	CLP	3,401,135	0	(18)
	10/2022		227	EUR	224	0	(8)
	10/2022		540	HUF	225,287	0	(19)
	10/2022		595	JPY	83,300	0	(19)
	10/2022		1,055	MXN	21,333	0	(1)
	10/2022		318	NOK	3,185	0	(26)
	10/2022		13	PLN	63	0	0
	11/2022	BRL	1,605	$	298	3	0
	11/2022	GBP	4,768		5,326	0	(1)
	11/2022	$	388	BRL	2,112	1	0
	11/2022	ZAR	15,157	$	946	111	0
	12/2022	CNH	31,880		4,611	141	0
	12/2022	$	4,680	CNY	32,332	0	(140)
	12/2022		556	MXN	11,437	3	0
	05/2023	ILS	198	$	61	5	0
BRC	10/2022	$	1,030	COP	4,146,378	0	(133)
	10/2022		108	MYR	503	0	0
	11/2022	JPY	575,000	$	4,253	261	0
	11/2022	THB	10,702		301	17	0
	11/2022	ZAR	4,980		310	36	0
BSH	04/2023	BRL	14,500		2,705	121	0
CBK	10/2022		14,756		2,868	133	0
	10/2022	CAD	329		247	9	0
	10/2022	CLP	3,401,135		3,831	318	0
	10/2022	COP	20,978,710		5,167	629	0
	10/2022	DKK	755		101	2	0
	10/2022	GBP	69		77	0	0
	10/2022	ILS	100		32	4	0
	10/2022	MXN	25,553		1,236	0	(28)
	10/2022	NZD	802		472	24	0
	10/2022	PEN	1,676		432	11	0
	10/2022	PLN	94		20	1	0
	10/2022	$	450	AUD	678	0	(16)
	10/2022		2,729	BRL	14,756	6	0
	10/2022		776	EUR	773	0	(18)
	10/2022		374	GBP	325	0	(11)
	10/2022		346	JPY	49,200	0	(6)
	10/2022		1,134	MXN	23,490	28	0
	10/2022		495	NZD	831	0	(30)
	10/2022		2,473	PEN	9,648	0	(51)
	11/2022	COP	7,975,544	$	1,785	69	0
	11/2022	$	714	GBP	656	19	0
	11/2022		114	INR	9,133	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022	$	2,520	PEN	10,004	$0	$(21)
	11/2022		362	ZAR	5,850	0	(40)
	11/2022	ZAR	19,130	$	1,234	180	0
	12/2022	CNH	12,456		1,801	55	0
	12/2022	ILS	1,200		386	47	0
	12/2022	MXN	28,608		1,403	0	0
	12/2022	$	3,767	CLP	3,401,135	0	(303)
	12/2022		1,801	CNY	12,451	0	(53)
	12/2022		125	KRW	179,283	0	0
	12/2022		429	PEN	1,676	0	(12)
	01/2023	PEN	7,971	$	2,019	41	0
	01/2023	PLN	147		30	1	0
	01/2023	$	2,811	BRL	14,756	0	(133)
	01/2023		900	ZAR	15,766	0	(37)
	02/2023		4,055	PEN	16,170	0	(44)
	03/2023	COP	727,382	$	153	0	0
	05/2023	ILS	691		216	19	0
	07/2023		788		246	21	0
CLY	12/2022	$	397	CLP	366,887	0	(22)
DUB	10/2022	CZK	3,916		158	2	0
	10/2022	$	1,400	MXN	29,172	43	0
GLM	10/2022	BRL	2,050	$	379	0	(1)
	10/2022	CZK	2,169		87	1	0
	10/2022	HUF	183,615		424	0	0
	10/2022	$	390	BRL	2,050	0	(10)
	10/2022		385	CLP	360,590	0	(13)
	10/2022		4,825	COP	21,420,534	0	(191)
	10/2022		954	DKK	7,090	0	(19)
	10/2022		1,504	EUR	1,511	0	(23)
	10/2022		1,394	MXN	28,539	22	0
	10/2022		64	MYR	287	0	(2)
	11/2022	COP	1,813,407	$	427	37	0
	11/2022	$	128	THB	4,832	0	0
	11/2022	ZAR	7,974	$	497	58	0
	12/2022	PEN	15,357		3,857	32	0
	12/2022	$	622	ILS	2,190	0	(4)
	02/2023	COP	20,823,486	$	4,572	172	0
JPM	10/2022	BRL	16,808	$	3,128	18	(6)
	10/2022	CNH	9,014		1,299	36	0
	10/2022	COP	9,052,025		2,120	162	0
	10/2022	MXN	738		36	0	(1)
	10/2022	PHP	694		12	0	0
	10/2022	$	3,212	BRL	16,808	0	(97)
	10/2022		2,291	CAD	2,964	0	(145)
	10/2022		1,020	CNH	7,251	0	(5)
	10/2022		828	HUF	339,607	0	(44)
	10/2022		857	MXN	17,558	11	0
	11/2022	BRL	2,091	$	388	3	0
	11/2022	IDR	448,959		30	1	0
	11/2022	INR	33,309		415	8	0
	11/2022	$	321	ZAR	5,238	0	(33)
	12/2022	ILS	200	$	65	8	0
	12/2022	TWD	13,008		418	9	0
MBC	10/2022	AUD	703		470	20	0
	10/2022	BRL	2,000		374	3	0
	10/2022	CLP	1,593,622		1,755	114	0
	10/2022	EUR	3,124		3,027	11	(45)
	10/2022	GBP	135		143	0	(8)
	10/2022	JPY	250,600		1,738	6	0

34	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2022	MXN	7,683	$	373	$0	$(7)
	10/2022	SEK	15,295		1,377	21	(23)
	10/2022	$	372	BRL	2,000	0	(1)
	10/2022		1,131	SEK	12,090	0	(41)
	10/2022		521	SGD	731	0	(12)
	11/2022	JPY	740,000	$	5,460	319	0
	11/2022	$	834	DKK	6,335	2	0
	11/2022		1,110	ZAR	18,197	0	(108)
	12/2022	CNH	16,100	$	2,307	49	0
	12/2022	CNY	1,244		178	3	0
	12/2022	ILS	4,098		1,192	36	0
	12/2022	KRW	129,979		97	7	0
	12/2022	$	2,307	CNY	16,049	0	(53)
	01/2023	PEN	224	$	57	1	0
	03/2023	$	3,928	COP	17,920,016	0	(156)
	05/2023		1,275	CNH	8,555	0	(69)
MYI	10/2022	CLP	824,992	$	889	40	0
	10/2022	COP	3,366,082		846	118	0
	10/2022	EUR	16,615		16,030	0	(253)
	10/2022	JPY	281,151		1,950	7	0
	10/2022	MXN	89,697		4,389	0	(48)
	10/2022	NZD	1,522		934	83	0
	10/2022	$	2,174	AUD	3,127	0	(174)
	10/2022		1,134	HUF	483,148	4	(22)
	10/2022		556	NOK	5,610	0	(41)
	10/2022		902	NZD	1,505	0	(60)
	11/2022		16,063	EUR	16,615	253	0
	11/2022		1,950	JPY	280,399	0	(7)
	11/2022		259	THB	9,304	0	(12)
	12/2022	CNH	7,249	$	1,039	22	0
	12/2022	CNY	32,605		4,761	182	0
	12/2022	TWD	15,744		521	26	0
	12/2022	$	1,039	CNY	7,227	0	(24)
	01/2023	ZAR	2,647	$	146	1	0
RBC	10/2022	CAD	432		317	5	0
	10/2022	HKD	2,418		308	0	0
	10/2022	$	139	CHF	135	0	(2)
	10/2022		12,391	JPY	1,713,322	0	(553)
	12/2022	MXN	8,721	$	426	0	(2)
	03/2023	COP	248,829		54	2	0
RYL	10/2022	NOK	6,790		684	60	0
	11/2022	JPY	760,000		5,748	476	0
SCX	10/2022	CAD	370		281	13	0
	10/2022	CLP	1,098,613		1,167	34	0
	10/2022	HKD	690		88	0	0
	10/2022	JPY	730,900		5,101	51	0
	10/2022	$	236	AUD	340	0	(19)
	10/2022		2,904	CAD	3,804	0	(150)
	10/2022		190	CNH	1,332	0	(3)
	10/2022		763	NOK	8,370	5	0
	10/2022		686	SEK	7,330	0	(26)
	11/2022	COP	28,661,255	$	6,743	577	0
	11/2022	IDR	670,980		45	1	0
	11/2022	$	778	ZAR	12,483	0	(90)
	11/2022	ZAR	12,292	$	817	140	0
	12/2022	CNH	8,076		1,158	25	0
	12/2022	TWD	31,552		1,045	52	0
	12/2022	$	1,158	CNY	8,054	0	(27)
	01/2023		77	PEN	304	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2022	$	18,958	EUR	18,838	$0	$(495)
	11/2022		458	ZAR	7,769	0	(30)
SSB	10/2022		886	COP	3,411,020	0	(148)
TOR	10/2022	CAD	3,570	$	2,616	32	0
	11/2022	$	2,616	CAD	3,570	0	(31)
UAG	10/2022	CNH	7,704	$	1,106	27	0
	10/2022	HUF	146,226		338	0	0
	10/2022	JPY	380,002		2,637	11	0
	10/2022	MXN	17,102		836	0	(13)
	10/2022	NZD	511		292	6	0
	10/2022	SEK	2,805		264	11	0
	10/2022	$	95	AUD	138	0	(6)
	10/2022		1,235	CNH	8,617	0	(28)
	10/2022		118	CZK	2,908	0	(2)
	10/2022		1,495	HKD	11,722	0	(1)
	11/2022		755	GBP	696	22	0
	11/2022		2,637	JPY	378,985	0	(11)
	11/2022		260	ZAR	4,292	0	(24)
	11/2022	ZAR	17,630	$	1,124	153	0
	05/2023	CNH	8,557		1,235	28	0

Total Forward Foreign Currency Contracts						$7,377	$(5,006)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(102)

Total Written Options						$(308)	$(102)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	1,600	$(48)	$38	$0	$(10)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		8,369	(532)	507	0	(25)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		7,100	(235)	189	0	(46)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		2,800	(81)	63	0	(18)

							$(896)	$797	$0	$(99)

36	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	3,000	$(7)	$(25)	$0	$(32)
	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027		18,300	(28)	(138)	0	(166)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	THB	60,900	(34)	(35)	0	(69)
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/21/2027		8,700	4	(8)	0	(4)
MYC	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		55,800	1	(45)	0	(44)

								$(64)	$(251)	$0	$(315)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	DWRTFT Index	93	3.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	$ 978	$0	$3	$3	$0
	Pay	DWRTFT Index	833	3.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	8,764	0	22	22	0
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	100	0	(4)	0	(4)
	Pay	DWRTFT Index	275	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	2,893	0	8	8	0
	Pay	Industrial Select Sector Index	836	3.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	2,475	0	2	2	0
BRC	Receive	NDUEACWF Index	19,543	2.945% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	5,655	0	(26)	0	(26)
CBK	Pay	SX4T Index	2,440	(0.230)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/14/2022	EUR 6,399	0	(122)	0	(122)
FBF	Pay	Swiss Market Index	10	0.000%	Maturity	12/16/2022	CHF 108	0	5	5	0
JPM	Pay	JPPMGSHP Index	67,755	2.100% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023	$ 4,579	0	7	7	0
	Pay	NDUEACWF Index	37,467	2.940% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	10,841	0	52	52	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	100	(1)	(2)	0	(3)
MYI	Receive	NDUEEGF Index	8,718	2.910% (1-Month USD-LIBOR less a specified spread)	Monthly	12/07/2022	3,863	0	(8)	0	(8)
	Receive	NDUEEGF Index	8,718	2.990% (1-Month USD-LIBOR less a specified spread)	Monthly	03/01/2023	3,863	0	(7)	0	(7)
	Receive	NDUEEGF Index	8,718	3.030% (1-Month USD-LIBOR less a specified spread)	Monthly	03/08/2023	3,863	0	(9)	0	(9)
	Receive	NDUEEGF Index	8,718	3.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	3,863	0	(9)	0	(9)
SOG	Pay	DWRTFT Index	199	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	2,066	0	(21)	0	(21)

								$(1)	$(109)	$99	$(209)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3M Co.	6,600	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	$741	$0	$14	$14	$0
	Pay	Fastenal Co.	12,000	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	559	0	8	8	0
	Pay	Illinois Tool Works, Inc.	3,900	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	717	0	9	9	0
	Pay	JB Hunt Transport Services, Inc.	1,900	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	314	0	18	18	0
	Pay	Knight-Swift Transportation Holdings, Inc.	6,700	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	333	0	6	6	0
	Pay	Old Dominion Freight Line, Inc.	1,200	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	305	0	7	7	0
	Pay	Watsco, Inc.	3,100	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	794	0	(2)	0	(2)
	Pay	WW Grainger, Inc.	1,600	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	779	0	(2)	0	(2)

								$0	$58	$62	$(4)

Total Swap Agreements								$(961)	$495	$161	$(627)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$622	$0	$0	$622	$0	$0	$0	$0	$622	$(570)	$52
BOA	398	0	87	485	(324)	0	(202)	(526)	(41)	(1,550)	(1,591)
BPS	623	0	10	633	(301)	0	(4)	(305)	328	(960)	(632)
BRC	314	0	0	314	(133)	0	(26)	(159)	155	312	467
BSH	121	0	0	121	0	0	0	0	121	0	121
CBK	1,617	0	0	1,617	(805)	0	(122)	(927)	690	(1,100)	(410)
CLY	0	0	0	0	(22)	0	0	(22)	(22)	0	(22)
DUB	45	0	0	45	0	0	0	0	45	0	45
FBF	0	0	5	5	0	0	0	0	5	0	5
GLM	322	0	0	322	(263)	(102)	(69)	(434)	(112)	0	(112)
GST	0	0	0	0	0	0	(39)	(39)	(39)	0	(39)
JPM	256	0	59	315	(331)	0	0	(331)	(16)	(1,980)	(1,996)
MBC	592	0	0	592	(523)	0	0	(523)	69	(200)	(131)
MYC	0	0	0	0	0	0	(93)	(93)	(93)	32	(61)
MYI	736	0	0	736	(641)	0	(33)	(674)	62	1,546	1,608
RBC	7	0	0	7	(557)	0	0	(557)	(550)	524	(26)
RYL	536	0	0	536	0	0	0	0	536	(290)	246
SCX	898	0	0	898	(317)	0	0	(317)	581	(320)	261
SOG	0	0	0	0	(525)	0	(21)	(546)	(546)	170	(376)
SSB	0	0	0	0	(148)	0	0	(148)	(148)	0	(148)
TOR	32	0	0	32	(31)	0	0	(31)	1	0	1
UAG	258	0	0	258	(85)	0	(18)	(103)	155	0	155

Total Over the Counter	$7,377	$0	$161	$7,538	$(5,006)	$(102)	$(627)	$(5,735)

38	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(n)

Securities with an aggregate market value of $2,584 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$19	$0	$570	$0	$155	$744
Swap Agreements	0	1	0	0	302	303

	$19	$1	$570	$0	$457	$1,047

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,377	$0	$7,377
Swap Agreements	0	0	161	0	0	161

	$0	$0	$161	$7,377	$0	$7,538

	$19	$1	$731	$7,377	$457	$8,585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$7	$0	$1,851	$0	$218	$2,076
Swap Agreements	0	11	0	0	292	303

	$7	$11	$1,851	$0	$510	$2,379

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,006	$0	$5,006
Written Options	0	0	0	0	102	102
Swap Agreements	0	99	206	0	322	627

	$0	$99	$206	$5,006	$424	$5,735

	$7	$110	$2,057	$5,006	$934	$8,114

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	336	0	(5,080)	0	(912)	(5,656)
Swap Agreements	0	8	0	0	(770)	(762)

	$336	$8	$(5,080)	$0	$(1,678)	$(6,414)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(570)	$0	$(570)
Swap Agreements	0	52	8,961	0	(402)	8,611

	$0	$52	$8,961	$(570)	$(402)	$8,041

	$336	$60	$3,881	$(570)	$(2,080)	$1,627

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	180	0	(28,045)	0	(1,402)	(29,267)
Swap Agreements	0	27	0	0	(2,012)	(1,985)

	$180	$27	$(28,045)	$0	$(3,405)	$(31,243)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,559	$0	$2,559
Purchased Options	0	0	0	0	6	6
Written Options	0	0	0	0	14	14
Swap Agreements	0	(220)	35	0	9	(176)

	$0	$(220)	$35	$2,559	$29	$2,403

	$180	$(193)	$(28,010)	$2,559	$(3,376)	$(28,840)

40	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,829	$0	$2,829
Industrials	0	3,814	0	3,814
Utilities	0	1,887	0	1,887
Convertible Bonds & Notes
Industrials	0	0	596	596
U.S. Government Agencies	0	12,586	0	12,586
U.S. Treasury Obligations	0	6,100	0	6,100
Non-Agency Mortgage-Backed Securities	0	3,178	0	3,178
Asset-Backed Securities	0	30,670	0	30,670
Sovereign Issues	0	30,364	0	30,364
Common Stocks
Communication Services	2,863	0	0	2,863
Financials	2,583	0	0	2,583
Health Care	13,280	0	0	13,280
Industrials	3,487	0	0	3,487
Information Technology	6,537	0	0	6,537
Materials	393	0	0	393
Utilities	1,186	0	0	1,186
Preferred Securities
Banking & Finance	0	726	0	726
Real Estate Investment Trusts
Real Estate	15,185	0	0	15,185
Short-Term Instruments
Repurchase Agreements	0	18,842	0	18,842
Israel Treasury Bills	0	888	0	888
Japan Treasury Bills	0	22,356	0	22,356
U.S. Treasury Bills	0	5,530	0	5,530

	$45,514	$139,770	$596	$185,880

Investments in Affiliates, at Value
Mutual Funds	5,828	0	0	5,828
Short-Term Instruments
Central Funds Used for Cash Management Purposes	59,733	0	0	59,733

	$65,561	$0	$0	$65,561

Total Investments	$111,075	$139,770	$596	$251,441

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	701	326	0	1,027
Over the counter	0	7,538	0	7,538

	$701	$7,864	$0	$8,565

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,887)	(399)	0	(2,286)
Over the counter	0	(5,735)	0	(5,735)

	$(1,887)	$(6,134)	$0	$(8,021)

Total Financial Derivative Instruments	$(1,186)	$1,730	$0	$544

Totals	$109,889	$141,500	$596	$251,985

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the PIMCO Global Core Asset Allocation Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund. The Fund may invest its assets in the Underlying PIMCO Funds, which, for the Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Fund is further permitted to invest in Acquired Funds, which is defined to include the Underlying PIMCO Funds (as defined “Fund”) and other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions

42	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2022

received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP

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Notes to Financial Statements (Cont.)

may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

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In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

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Notes to Financial Statements (Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are

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marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

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Notes to Financial Statements (Cont.)

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities

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exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined and in the Fund’s prospectus. The Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s

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website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$6,577	$121	$0	$0	$(870)	$5,828	$120	$0

PIMCO Mortgage Opportunities and Bond Fund	47,587	296	(45,712)	(4,186)	2,015	0	376	0

PIMCO Short Asset Portfolio	34,904	349	0	0	(266)	34,987	349	0

PIMCO Short-Term Floating NAV Portfolio III	34,150	128,777	(138,200)	1	18	24,746	277	0

Totals	$123,218	$129,543	$(183,912)	$(4,185)	$897	$65,561	$1,122	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the

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Notes to Financial Statements (Cont.)

original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the

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effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest

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Notes to Financial Statements (Cont.)

(referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty

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Notes to Financial Statements (Cont.)

during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes

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(the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and

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Notes to Financial Statements (Cont.)

Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be

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purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and

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Notes to Financial Statements (Cont.)

represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default

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swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest

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rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

The following risks are principal risks of investing in the Fund.

Allocation Risk  is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Market Trading Risk  is the risk that an active secondary trading market for shares of the Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value.

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Notes to Financial Statements (Cont.)

The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk  is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests

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Notes to Financial Statements (Cont.)

exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Fund is indirectly exposed to the risks associated with a

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Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk  is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

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Notes to Financial Statements (Cont.)

Indexing Risk  is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for

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issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement

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Notes to Financial Statements (Cont.)

of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	Class A	Class C

0.90%(1)(2)	0.05%	0.15%	0.25%	0.25%

(1)

PIMCO has contractually agreed, through July 31, 2023, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary (as defined herein). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is

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responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses incurred by the Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Fund’s assets.

PIMCO has contractually agreed, through July 31, 2023, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

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Notes to Financial Statements (Cont.)

The waivers are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $73,432.

PIMCO Cayman Commodity Fund II, Ltd. (the “GCAA Subsidiary”), has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $71,334. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$0	$2,576

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

74	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2022

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$362,825	$358,246	$42,843	$100,169

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	287	$3,678	1,463	$20,957

I-2	35	446	169	2,392

Class A	169	2,103	535	7,532

Class C	21	255	114	1,558

Issued as reinvestment of distributions

Institutional Class	47	595	14	199

I-2	10	125	3	41

Class A	37	459	6	85

Class C	2	22	0	0

Cost of shares redeemed

Institutional Class	(2,079)	(25,708)	(2,060)	(29,352)

I-2	(227)	(2,857)	(638)	(9,016)

Class A	(708)	(8,789)	(1,049)	(14,702)

Class C	(148)	(1,778)	(318)	(4,336)

Net increase (decrease) resulting from Fund share transactions	(2,554)	$(31,449)	(1,761)	$(24,642)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	75

Notes to Financial Statements (Cont.)

As of September 30, 2022, one shareholder owned 10% of the Fund’s total outstanding shares comprising 13% of the Fund.

14. BASIS FOR CONSOLIDATION

GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned Commodity Subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of the Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The net assets of the GCAA Subsidiary as of period end represented 8.2% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

76	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2022

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund, through the GCAA Subsidiary and/or the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	77

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$63,480	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$264,452	$15,000	$(44,751)	$(29,751)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

78	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc
BSH	Banco Santander S.A. - New York Branch	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
CDI	Natixis Singapore	RBC	Royal Bank of Canada
CLY	Crédit Agricole Corporate and Investment Bank	RYL	NatWest Markets Plc
DEU	Deutsche Bank Securities, Inc.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	SOG	Societe Generale Paris
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PEN	Peruvian New Sol
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TWD	Taiwanese Dollar
HUF	Hungarian Forint	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	MUTKCALM	Tokyo Overnight Average Rate
CAC	Cotation Assistée en Continu	NDUEACWF	MSCI ACWI Index Future
CDX.IG	Credit Derivatives Index - Investment Grade	NDUEEGF	iShares MSCI Emerging Markets ETF
CMBX	Commercial Mortgage-Backed Index	OMX	Stockholm 30 Index
CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average
DAX	Deutscher Aktien Index 30	SOFR	Secured Overnight Financing Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	SONIO	Sterling Overnight Interbank Average Rate
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SPI 200	Australian Equity Futures Index
IBEX 35	Spanish Continuous Exchange Index	SX4T	EURO STOXX Chemicals Index
IBR	Indicador Bancario de Referencia	TOPIX	Tokyo Price Index
JPPMGSHP	JP Morgan Custom Commodity Index

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	79

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	MIBOR	Mumbai Interbank Offered Rate
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
KLIBOR	Kuala Lumpur Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KORIBOR	Korea Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WIBOR	Warsaw Interbank Offered Rate

80	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience,

82	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

84	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

86	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the

88	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	89

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Asset Allocation Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0684	$0.0000	$0.0000	$0.0684

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0661	$0.0000	$0.0000	$0.0661

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0582	$0.0000	$0.0000	$0.0582

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0000	$0.0000

90	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0415	$0.0000	$0.0000	$0.0415

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	91

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4001SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

Bond Funds

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Strategic Bond Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return ESG Fund

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		20

Benchmark Descriptions		22

Financial Highlights		24

Statements of Assets and Liabilities		36

Statements of Operations		40

Statements of Changes in Net Assets		42

Statements of Cash Flows		45

Notes to Financial Statements		176

Glossary		206

Approval of Investment Advisory Contract and Other Agreements		207

Distribution Information		213

Fund	Fund Summary	Schedule of Investments

PIMCO Dynamic Bond Fund	8	46

PIMCO Extended Duration Fund	9	64

PIMCO GNMA and Government Securities Fund	10	72

PIMCO Long Duration Total Return Fund	11	80

PIMCO Long-Term U.S. Government Fund	12	96

PIMCO Moderate Duration Fund	13	102

PIMCO Mortgage-Backed Securities Fund	14	114

PIMCO Mortgage Opportunities and Bond Fund	15	122

PIMCO Strategic Bond Fund	16	138

PIMCO Total Return Fund II	17	150

PIMCO Total Return Fund IV	18	158

PIMCO Total Return ESG Fund	19	166

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

2	PIMCO BOND FUNDS

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Strategic Bond Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar

LIBOR and measures the cost of overnight borrowings through

4	PIMCO BOND FUNDS

repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/00	07/31/00	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Strategic Bond Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	5

Important Information About the Funds	(Cont.)

desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure

6	PIMCO BOND FUNDS

related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	7

PIMCO Dynamic Bond Fund

Institutional Class - PFIUX	Class A - PUBAX
I-2 - PUCPX	Class C - PUBCX
I-3 - PFNUX	Class R - PUBRX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	22.9%

Asset-Backed Securities	22.6%

Short-Term Instruments‡	14.7%

U.S. Government Agencies	14.6%

U.S. Treasury Obligations	9.8%

Non-Agency Mortgage-Backed Securities	6.7%

Sovereign Issues	4.4%

Loan Participations and Assignments	2.3%

Preferred Securities	1.0%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/08)
PIMCO Dynamic Bond Fund Institutional Class	(5.52)%	(9.25)%	0.75%	1.43%	3.04%
PIMCO Dynamic Bond Fund I-2	(5.57)%	(9.35)%	0.65%	1.33%	2.94%
PIMCO Dynamic Bond Fund I-3	(5.60)%	(9.40)%	0.60%	1.34%	2.96%
PIMCO Dynamic Bond Fund Class A	(5.71)%	(9.62)%	0.35%	1.03%	2.63%
PIMCO Dynamic Bond Fund Class A (adjusted)	(9.25)%	(13.01)%	(0.41)%	0.65%	2.35%
PIMCO Dynamic Bond Fund Class C	(6.07)%	(10.30)%	(0.40)%	0.28%	1.87%
PIMCO Dynamic Bond Fund Class C (adjusted)	(7.01)%	(11.19)%	(0.40)%	0.28%	1.87%
PIMCO Dynamic Bond Fund Class R	(5.83)%	(9.85)%	0.10%	0.78%	2.37%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	0.95%	0.91%
Lipper Absolute Return Bond Funds Average	(5.07)%	(8.46)%	0.57%	1.47%	2.93%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.81% for Institutional Class shares, 0.91% for I-2 shares, 1.01% for I-3 shares, 1.21% for Class A shares, 1.96% for Class C shares, and 1.46% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Dynamic Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to the euro contributed to performance, as the euro depreciated relative to the U.S. dollar.

»	Long exposure to the Russian ruble contributed to performance, as the ruble appreciated relative to the U.S. dollar.

»	Short exposure to Polish duration contributed to performance, as interest rates rose across the Poland yield curve.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across the U.S. yield curve.

»	Long exposure to Italian duration detracted from performance, as interest rates rose across the Italian sovereign curve.

»	Long exposure to investment grade corporate credit detracted from performance, as investment grade corporate credit spreads widened.

8	PIMCO BOND FUNDS

PIMCO Extended Duration Fund

Institutional Class - PEDIX
I-2 - PEDPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Treasury Obligations	83.7%

Asset-Backed Securities	5.9%

U.S. Government Agencies	4.2%

Short-Term Instruments‡	3.1%

Non-Agency Mortgage-Backed Securities	3.0%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	(28.44)%	(34.45)%	(2.49)%	0.50%	5.50%
PIMCO Extended Duration Fund I-2	(28.47)%	(34.51)%	(2.59)%	0.40%	5.40%
FTSE STRIPS Index, 20+ Year Sub-Index	(28.45)%	(34.49)%	(2.54)%	0.64%	5.25%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(11.74)%	(17.91)%	(0.15)%	1.47%	3.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.54% for Institutional Class shares, and 0.64% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»

U.S. interest rate strategies, including duration, curve positioning, and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose across the curve.

»	Out-of-benchmark exposure to securitized strategies detracted from performance due to security selection, as prices declined.

»	There were no other material contributors or detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	9

PIMCO GNMA and Government Securities Fund

Institutional Class - PDMIX	Class A - PAGNX
I-2 - PPGNX	Class C - PCGNX
I-3 - PANNX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Government Agencies	93.0%

Non-Agency Mortgage-Backed Securities	3.9%

Short-Term Instruments‡	2.0%

Asset-Backed Securities	1.1%

Other	0.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA and Government Securities Fund Institutional Class	(10.06)%	(14.75)%	(0.68)%	0.51%	4.27%
PIMCO GNMA and Government Securities Fund I-2	(10.10)%	(14.83)%	(0.78)%	0.41%	4.16%
PIMCO GNMA and Government Securities Fund I-3	(10.12)%	(14.88)%	(0.83)%	0.36%	4.11%
PIMCO GNMA and Government Securities Fund Class A	(10.24)%	(15.09)%	(1.08)%	0.11%	3.85%
PIMCO GNMA and Government Securities Fund Class A (adjusted)	(13.60)%	(18.27)%	(1.83)%	(0.27)%	3.69%
PIMCO GNMA and Government Securities Fund Class C	(10.58)%	(15.73)%	(1.82)%	(0.64)%	3.07%
PIMCO GNMA and Government Securities Fund Class C (adjusted)	(11.46)%	(16.56)%	(1.82)%	(0.64)%	3.07%
Bloomberg GNMA Index	(8.81)%	(12.99)%	(0.91)%	0.35%	3.77%
Lipper GNMA Funds Average	(8.16)%	(12.61)%	(1.08)%	(0.07)%	3.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.52% for Institutional Class shares, 0.62% for I-2 shares, 0.72% for I-3 shares, 0.92% for Class A shares, and 1.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO GNMA and Government Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association and of securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to Government National Mortgage Association mortgage-backed securities (“MBS”) detracted from performance, as spreads widened.

»	Exposure to conventional pass-through agency MBS detracted from performance, as spreads widened.

»	Overweight exposure to select duration, particularly to the intermediate portion of the U.S. yield curve, detracted from performance, as rates increased.

»	Exposure to non-agency residential MBS detracted from performance, as spreads widened.

»	Exposure to senior collateralized loan obligations detracted from performance, as spreads widened.

»	There were no material contributors for this Fund.

10	PIMCO BOND FUNDS

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX	Class A - PLRAX
I-2 - PLRPX	Class C - PLRCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Treasury Obligations	44.8%

Corporate Bonds & Notes	30.9%

U.S. Government Agencies	6.7%

Asset-Backed Securities	4.6%

Short-Term Instruments‡	4.0%

Non-Agency Mortgage-Backed Securities	3.6%

Sovereign Issues	1.7%

Municipal Bonds & Notes	1.6%

Preferred Securities	1.3%

Loan Participations and Assignments	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	(20.49)%	(27.32)%	(0.65)%	1.86%	5.30%
PIMCO Long Duration Total Return Fund I-2	(20.53)%	(27.40)%	(0.75)%	1.76%	5.20%
PIMCO Long Duration Total Return Fund Class A	(20.65)%	(27.61)%	(1.04)%	1.46%	4.89%
PIMCO Long Duration Total Return Fund Class A (adjusted)	(23.59)%	(30.34)%	(1.78)%	1.08%	4.64%
PIMCO Long Duration Total Return Fund Class C	(20.96)%	(28.17)%	(1.78)%	0.70%	4.11%
PIMCO Long Duration Total Return Fund Class C (adjusted)	(21.74)%	(28.85)%	(1.78)%	0.70%	4.11%
Bloomberg Long-Term Government/Credit Index	(20.20)%	(27.41)%	(1.17)%	1.35%	4.48%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(11.74)%	(17.91)%	(0.15)%	1.47%	3.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.53% for Institutional Class shares, 0.63% for I-2 shares, 0.93% for Class A shares, and 1.68% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Out-of-benchmark exposure and security selection within below investment grade securities detracted from performance, as spreads widened.

»	Overweight exposure to investment grade financials detracted from performance, as spreads widened.

»	Out-of-benchmark exposure to non-agency securitized strategies detracted from performance due to security selection.

»	Underweight exposure and security selection within investment grade industrials contributed to performance, as spreads widened.

»	There were no other material contributors to this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	11

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
I-2 - PLTPX	Class C - PFGCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Treasury Obligations	81.6%

U.S. Government Agencies	12.9%

Non-Agency Mortgage-Backed Securities	3.9%

Short-Term Instruments‡	0.3%

Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	(20.39)%	(26.55)%	(1.71)%	0.43%	6.86%
PIMCO Long-Term U.S. Government Fund I-2	(20.43)%	(26.62)%	(1.80)%	0.33%	6.76%
PIMCO Long-Term U.S. Government Fund Class A	(20.53)%	(26.81)%	(2.05)%	0.08%	6.46%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	(23.51)%	(29.55)%	(2.79)%	(0.31)%	6.30%
PIMCO Long-Term U.S. Government Fund Class C	(20.84)%	(27.36)%	(2.78)%	(0.67)%	5.67%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	(21.62)%	(28.05)%	(2.78)%	(0.67)%	5.67%
Bloomberg Long-Term Treasury Index	(20.41)%	(26.65)%	(1.62)%	0.59%	6.33%♦
Lipper General U.S. Government Funds Average	(8.99)%	(13.60)%	(0.80)%	0.06%	4.03%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 06/30/1991.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.485% for Institutional Class shares, 0.585% for I-2 shares, 0.835% for Class A shares, and 1.585% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»

Underweight exposure to U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as U.S. Treasury yields rose across the curve.

»	Out-of-benchmark exposure to securitized strategies modestly detracted from performance, due to security selection.

»	There are no other material contributors or detractors for this Fund.

12	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
I-2 - PMOPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	35.7%

Short-Term Instruments‡	20.1%

Asset-Backed Securities	16.3%

Non-Agency Mortgage-Backed Securities	10.2%

U.S. Government Agencies	9.0%

U.S. Treasury Obligations	4.8%

Sovereign Issues	2.8%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	(5.53)%	(10.58)%	0.44%	1.28%	4.53%
PIMCO Moderate Duration Fund I-2	(5.58)%	(10.67)%	0.34%	1.18%	4.43%
Bloomberg Intermediate Government/Credit Index	(5.36)%	(10.14)%	0.38%	1.00%	3.89%
Lipper Short-Intermediate Investment Grade Debt Funds Average	(4.30)%	(8.06)%	0.39%	0.80%	3.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.46% for Institutional Class shares, and 0.56% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in the U.K. contributed to relative performance, as yields rose.

»	Short exposure to duration in Japan contributed to relative performance, as yields rose.

»	Underweight exposure to investment-grade corporate spread duration contributed to relative performance, as spreads widened.

»	Positions in securitized credit, including collateralized loan obligations and commercial mortgage-backed securities, detracted from relative performance, as spreads widened.

»	Long exposure to the Norwegian krone detracted from relative performance, as the currency depreciated relative to the U.S. dollar.

»	Short exposure to duration in Italy from June to August detracted from relative performance, as interest rates fell.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	13

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
I-2 - PMRPX	Class C - PMRCX
I-3 - PSANX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Government Agencies	76.9%

Asset-Backed Securities	10.5%

Non-Agency Mortgage-Backed Securities	9.7%

Short-Term Instruments‡	2.8%

Corporate Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	(10.25)%	(14.80)%	(0.42)%	1.12%	4.51%
PIMCO Mortgage-Backed Securities Fund I-2	(10.30)%	(14.89)%	(0.52)%	1.02%	4.41%
PIMCO Mortgage-Backed Securities Fund I-3	(10.33)%	(14.94)%	(0.57)%	0.97%	4.36%
PIMCO Mortgage-Backed Securities Fund Class A	(10.44)%	(15.14)%	(0.82)%	0.72%	4.10%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	(13.79)%	(18.34)%	(1.57)%	0.34%	3.94%
PIMCO Mortgage-Backed Securities Fund Class C	(10.77)%	(15.73)%	(1.55)%	(0.03)%	3.32%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	(11.65)%	(16.55)%	(1.55)%	(0.03)%	3.32%
Bloomberg U.S. MBS Fixed-Rate Index	(9.14)%	(13.98)%	(0.92)%	0.51%	3.80%
Lipper U.S. Mortgage Funds Average	(8.55)%	(12.95)%	(0.89)%	0.45%	3.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, 0.60% for I-2 shares, 0.70% for I-3 shares, 0.90% for Class A shares, and 1.65% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) detracted from performance, as the sector generated negative returns.

»	Overweight exposure, particularly to the intermediate portion of the U.S. yield curve, detracted from performance, as rates increased.

»	Overweight exposure to Government National Mortgage Association MBS detracted to performance, as spreads widened.

»	Overweight exposure to conventional pass-through agency MBS detracted from performance, as spreads widened.

»	There were no material contributors for this Fund.

14	PIMCO BOND FUNDS

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class - PMZIX	Class A - PMZAX
I-2 - PMZPX	Class C - PMZCX
I-3 - PMZNX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Government Agencies	52.8%

Non-Agency Mortgage-Backed Securities	26.2%

Asset-Backed Securities	17.2%

Short-Term Instruments‡	2.2%

U.S. Treasury Obligations	1.2%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	(5.98)%	(7.71)%	1.21%	3.80%
PIMCO Mortgage Opportunities and Bond Fund I-2	(6.03)%	(7.80)%	1.11%	3.69%
PIMCO Mortgage Opportunities and Bond Fund I-3	(6.06)%	(7.86)%	1.06%	3.64%
PIMCO Mortgage Opportunities and Bond Fund Class A	(6.17)%	(8.08)%	0.81%	3.38%
PIMCO Mortgage Opportunities and Bond Fund Class A (adjusted)	(9.70)%	(11.56)%	0.03%	2.98%
PIMCO Mortgage Opportunities and Bond Fund Class C	(6.53)%	(8.78)%	0.05%	2.61%
PIMCO Mortgage Opportunities and Bond Fund Class C (adjusted)	(7.45)%	(9.66)%	0.05%	2.61%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	0.95%
Lipper Absolute Return Bond Funds Average	(5.07)%	(8.46)%	0.57%	1.52%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

♦ Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.63% for Institutional Class shares, 0.73% for I-2 shares, 0.83% for I-3 shares, 1.03% for Class A shares, and 1.78% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage Opportunities and Bond Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, and of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to structured agency mortgage-backed securities (“MBS”), particularly to interest only securities contributed to performance, as the sector generated positive returns.

»	There are no other material contributors for this Fund.

»	Positive duration exposure, particularly to the intermediate portion of the U.S. yield curve, detracted from performance, as rates increased.

»	Exposure to pass-through agency MBS detracted from performance, as spreads widened.

»	Exposure to non-agency residential MBS detracted from performance, as spreads widened.

»	Exposure to non-agency commercial MBS detracted from performance, as spreads widened.

»	Exposure to senior collateralized loan obligations detracted from performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	15

PIMCO Strategic Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
I-2 - PUTPX	Class C - ATMCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	52.4%

Corporate Bonds & Notes	17.5%

Asset-Backed Securities	15.5%

U.S. Government Agencies	8.3%

Non-Agency Mortgage-Backed Securities	2.4%

Sovereign Issues	1.4%

Loan Participations and Assignments	1.3%

Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/30/09)
PIMCO Strategic Bond Fund Institutional Class	(4.91)%	(8.06)%	1.16%	1.92%	2.48%
PIMCO Strategic Bond Fund I-2	(4.96)%	(8.16)%	1.06%	1.81%	2.37%
PIMCO Strategic Bond Fund Class A	(5.11)%	(8.44)%	0.76%	1.51%	2.07%
PIMCO Strategic Bond Fund Class A (adjusted)	(8.66)%	(11.89)%	(0.01)%	1.13%	1.78%
PIMCO Strategic Bond Fund Class C	(5.58)%	(9.19)%	(0.00)%	0.79%	1.34%
PIMCO Strategic Bond Fund Class C (adjusted)	(6.52)%	(10.10)%	(0.00)%	0.79%	1.34%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	0.95%	0.82%
Lipper Absolute Return Bond Funds Average	(5.07)%	(8.46)%	0.57%	1.47%	3.36%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 01/31/2009

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for Institutional Class shares, 0.66% for I-2 shares, 0.96% for Class A shares, and 1.71% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Strategic Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to U.K. duration contributed to performance, as interest rates rose across all portions of the U.K. sovereign curve.

»	Short exposure to the euro contributed to performance, as the euro depreciated relative to the U.S. dollar.

»	Long exposure to the Russian ruble contributed to performance, as the ruble appreciated relative to the U.S. dollar.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across the U.S. yield curve.

»	Long exposure to Italian duration detracted from performance, as interest rates rose across the Italian sovereign curve.

»	Long exposure to investment grade corporate credit detracted from performance, as investment grade corporate credit spreads widened.

16	PIMCO BOND FUNDS

PIMCO Total Return Fund II

Institutional Class - PMBIX
I-2 - PMTPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Government Agencies	32.6%

Corporate Bonds & Notes	29.8%

Non-Agency Mortgage-Backed Securities	14.6%

U.S. Treasury Obligations	10.4%

Short-Term Instruments‡	6.4%

Asset-Backed Securities	5.0%

Municipal Bonds & Notes	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	(9.79)%	(15.45)%	(0.26)%	0.87%	5.14%
PIMCO Total Return Fund II I-2	(9.83)%	(15.54)%	(0.36)%	0.77%	5.04%
Bloomberg U.S. Aggregate Index	(9.22)%	(14.60)%	(0.27)%	0.89%	4.62%
Lipper Core Plus Bond Funds Average	(10.08)%	(15.45)%	(0.14)%	1.13%	5.17%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, and 0.60% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.S. duration at the beginning of the period contributed to relative performance, as yields rose

»	The Fund’s strategy to invest only in investment grade U.S. dollar denominated securities of U.S. issuers contributed to performance, relative to emerging market external debt, as spreads widened.

»	Positions in securitized credit, including non-agency mortgage-backed securities (“MBS”) and commercial MBS, detracted from relative performance, as spreads widened.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	17

PIMCO Total Return Fund IV

Institutional Class - PTUIX
Class A - PTUZX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	29.3%

U.S. Government Agencies	29.1%

Non-Agency Mortgage-Backed Securities	16.0%

Short-Term Instruments‡	12.5%

U.S. Treasury Obligations	8.7%

Asset-Backed Securities	2.3%

Sovereign Issues	1.1%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	(9.59)%	(15.20)%	(0.32)%	0.87%	2.00%
PIMCO Total Return Fund IV Class A	(9.75)%	(15.50)%	(0.67)%	0.52%	1.65%
PIMCO Total Return Fund IV Class A (adjusted)	(13.12)%	(18.65)%	(1.43)%	0.13%	1.31%
Bloomberg U.S. Aggregate Index	(9.22)%	(14.60)%	(0.27)%	0.89%	1.55%
Lipper Core Plus Bond Funds Average	(10.08)%	(15.45)%	(0.14)%	1.13%	1.80%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, and 0.85% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in the U.K contributed to relative performance, as yields rose

»	Short exposure to duration in Japan contributed to relative performance, as yields rose.

»	Long exposure to the Norwegian krone detracted from relative performance, as the currency depreciated relative to the U.S. dollar.

»	Positions in securitized credit, including non-agency mortgage-backed securities, detracted from relative performance, as spreads widened.

»	Overweight exposure to investment-grade corporate spread detracted from relative performance, as spreads widened.

18	PIMCO BOND FUNDS

PIMCO Total Return ESG Fund

Institutional Class - PTSAX	Administrative Class - PRFAX
I-2 - PRAPX	Class A - PTGAX
I-3 - PTRSX	Class C - PTGCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	39.7%

U.S. Government Agencies	28.5%

U.S. Treasury Obligations	10.6%

Non-Agency Mortgage-Backed Securities	8.9%

Sovereign Issues	5.8%

Asset-Backed Securities	3.9%

Short-Term Instruments	2.1%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return ESG Fund Institutional Class	(11.20)%	(17.26)%	(0.68)%	0.76%	5.58%
PIMCO Total Return ESG Fund I-2	(11.24)%	(17.34)%	(0.78)%	0.66%	5.47%
PIMCO Total Return ESG Fund I-3	(11.28)%	(17.40)%	(0.83)%	0.61%	5.42%
PIMCO Total Return ESG Fund Administrative Class	(11.31)%	(17.47)%	(0.93)%	0.51%	5.31%
PIMCO Total Return ESG Fund Class A	(11.38)%	(17.60)%	(1.08)%	0.36%	5.16%
PIMCO Total Return ESG Fund Class A (adjusted)	(13.38)%	(19.47)%	(1.52)%	0.14%	5.09%
PIMCO Total Return ESG Fund Class C	(11.72)%	(18.22)%	(1.81)%	(0.39)%	4.38%
PIMCO Total Return ESG Fund Class C (adjusted)	(12.60)%	(19.02)%	(1.81)%	(0.39)%	4.38%
Bloomberg U.S. Aggregate Index	(9.22)%	(14.60)%	(0.27)%	0.89%	4.88%
Lipper Core Plus Bond Funds Average	(10.08)%	(15.45)%	(0.14)%	1.13%	5.47%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/1991

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.76% for Administrative Class shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental, sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. In addition, the Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in the U.K contributed to relative performance, as yields rose.

»	Short exposure to duration in Japan contributed to relative performance, as yields rose.

»	Underweight exposure to U.S. duration at the beginning of the period contributed to relative performance, as yields rose.

»	Select exposure to Indian renewable power companies detracted from relative performance, due to falling commodity prices.

»	Exposure to swap spreads in the eurozone detracted from relative performance, as swap spreads widened.

»	Overweight exposure in investment grade credit detracted from relative performance, as spreads widened.

»	Positions in select high yield credit detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	19

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Dynamic Bond Fund
Institutional Class	$1,000.00	$944.80	$4.09	$1,000.00	$1,021.14	$4.25	0.83%
I-2	1,000.00	944.30	4.58	1,000.00	1,020.63	4.76	0.93
I-3	1,000.00	944.00	4.83	1,000.00	1,020.38	5.02	0.98
Class A	1,000.00	942.90	6.06	1,000.00	1,019.11	6.29	1.23
Class C	1,000.00	939.30	9.73	1,000.00	1,015.31	10.11	1.98
Class R	1,000.00	941.70	7.28	1,000.00	1,017.84	7.57	1.48

PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$715.60	$7.65	$1,000.00	$1,016.42	$8.99	1.76%
I-2	1,000.00	715.30	8.09	1,000.00	1,015.92	9.50	1.86

PIMCO GNMA and Government Securities Fund
Institutional Class	$1,000.00	$899.40	$4.77	$1,000.00	$1,020.32	$5.07	0.99%
I-2	1,000.00	899.00	5.25	1,000.00	1,019.82	5.58	1.09
I-3	1,000.00	898.80	5.53	1,000.00	1,019.51	5.89	1.15
Class A	1,000.00	897.60	6.68	1,000.00	1,018.30	7.11	1.39
Class C	1,000.00	894.20	10.27	1,000.00	1,014.50	10.93	2.14

20	PIMCO BOND FUNDS

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$795.10	$5.64	$1,000.00	$1,019.06	$6.34	1.24%
I-2	1,000.00	794.70	6.09	1,000.00	1,018.55	6.85	1.34
Class A	1,000.00	793.50	7.45	1,000.00	1,017.03	8.38	1.64
Class C	1,000.00	790.40	10.84	1,000.00	1,013.23	12.19	2.39

PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$796.10	$3.25	$1,000.00	$1,021.72	$3.66	0.715%
I-2	1,000.00	795.70	3.71	1,000.00	1,021.21	4.17	0.815
Class A	1,000.00	794.70	4.84	1,000.00	1,019.94	5.45	1.065
Class C	1,000.00	791.60	8.24	1,000.00	1,016.14	9.27	1.815

PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$944.70	$2.37	$1,000.00	$1,022.91	$2.46	0.48%
I-2	1,000.00	944.20	2.86	1,000.00	1,022.40	2.97	0.58

PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$897.50	$3.85	$1,000.00	$1,021.29	$4.10	0.80%
I-2	1,000.00	897.00	4.33	1,000.00	1,020.78	4.61	0.90
I-3	1,000.00	896.70	4.57	1,000.00	1,020.53	4.86	0.95
Class A	1,000.00	895.60	5.76	1,000.00	1,019.26	6.14	1.20
Class C	1,000.00	892.30	9.35	1,000.00	1,015.46	9.96	1.95

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class	$1,000.00	$940.20	$5.11	$1,000.00	$1,020.07	$5.32	1.04%
I-2	1,000.00	939.70	5.60	1,000.00	1,019.56	5.83	1.14
I-3	1,000.00	939.40	5.85	1,000.00	1,019.31	6.09	1.19
Class A	1,000.00	938.30	7.07	1,000.00	1,018.04	7.36	1.44
Class C	1,000.00	934.70	10.74	1,000.00	1,014.24	11.18	2.19

PIMCO Strategic Bond Fund
Institutional Class	$1,000.00	$950.90	$2.57	$1,000.00	$1,022.71	$2.67	0.52%
I-2	1,000.00	950.40	3.06	1,000.00	1,022.20	3.18	0.62
Class A	1,000.00	948.90	4.54	1,000.00	1,020.68	4.71	0.92
Class C	1,000.00	944.20	8.23	1,000.00	1,016.88	8.54	1.67

PIMCO Total Return Fund II
Institutional Class	$1,000.00	$902.10	$2.46	$1,000.00	$1,022.76	$2.61	0.51%
I-2	1,000.00	901.70	2.94	1,000.00	1,022.25	3.13	0.61

PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$904.10	$2.51	$1,000.00	$1,022.71	$2.67	0.52%
Class A	1,000.00	902.50	4.19	1,000.00	1,020.93	4.46	0.87

PIMCO Total Return ESG Fund
Institutional Class	$1,000.00	$888.00	$3.01	$1,000.00	$1,022.15	$3.23	0.63%
I-2	1,000.00	887.60	3.49	1,000.00	1,021.64	3.74	0.73
I-3(a)	1,000.00	927.30	1.30	1,000.00	1,021.39	4.00	0.78
Administrative Class	1,000.00	886.90	4.21	1,000.00	1,020.88	4.51	0.88
Class A	1,000.00	886.20	4.92	1,000.00	1,020.12	5.27	1.03
Class C	1,000.00	882.80	8.49	1,000.00	1,016.32	9.10	1.78
* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 07/29/22 for Actual expense. Expenses paid in the Actual expense section are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 63/365 for Class I-3 of the PIMCO Total Return ESG Fund (to reflect the period since the inception date of 07/29/22). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	21

Benchmark Descriptions

Index*	Benchmark Description

FTSE STRIPS Index, 20+ Year Sub-Index	FTSE STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the FTSE U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity.

Bloomberg GNMA Index	Bloomberg GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Bloomberg Long-Term Government/Credit Index	Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more.

Bloomberg Long-Term Treasury Index	Bloomberg Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years.

Bloomberg Intermediate Government/Credit Index	Bloomberg Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years.

Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates.

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

* It is not possible to invest directly in an unmanaged index.

22	PIMCO BOND FUNDS

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SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	23

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.26	$0.16	$(0.71)	$(0.55)	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2021	9.99	0.41	0.79	1.20	(0.35)	0.00	0.00	(0.35)

03/31/2020	10.81	0.41	(0.69)	(0.28)	(0.54)	0.00	0.00	(0.54)

03/31/2019	10.81	0.46	(0.08)	0.38	(0.38)	0.00	0.00	(0.38)

03/31/2018	10.91	0.48	(0.04)	0.44	(0.54)	0.00	0.00	(0.54)
I-2

04/01/2022 - 09/30/2022+	10.26	0.16	(0.72)	(0.56)	(0.11)	0.00	0.00	(0.11)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.40	(0.69)	(0.29)	(0.53)	0.00	0.00	(0.53)

03/31/2019	10.81	0.45	(0.08)	0.37	(0.37)	0.00	0.00	(0.37)

03/31/2018	10.91	0.47	(0.04)	0.43	(0.53)	0.00	0.00	(0.53)
I-3

04/01/2022 - 09/30/2022+	10.26	0.16	(0.72)	(0.56)	(0.11)	0.00	0.00	(0.11)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.39	(0.69)	(0.30)	(0.52)	0.00	0.00	(0.52)

04/27/2018 - 03/31/2019	10.77	0.39	(0.01)	0.38	(0.34)	0.00	0.00	(0.34)
Class A

04/01/2022 - 09/30/2022+	10.26	0.14	(0.71)	(0.57)	(0.10)	0.00	0.00	(0.10)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)

03/31/2021	9.99	0.37	0.79	1.16	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.81	0.36	(0.68)	(0.32)	(0.50)	0.00	0.00	(0.50)

03/31/2019	10.81	0.42	(0.08)	0.34	(0.34)	0.00	0.00	(0.34)

03/31/2018	10.91	0.44	(0.05)	0.39	(0.49)	0.00	0.00	(0.49)
Class C

04/01/2022 - 09/30/2022+	10.26	0.10	(0.71)	(0.61)	(0.06)	0.00	0.00	(0.06)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

03/31/2021	9.99	0.28	0.80	1.08	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.81	0.29	(0.69)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.81	0.34	(0.08)	0.26	(0.26)	0.00	0.00	(0.26)

03/31/2018	10.91	0.35	(0.04)	0.31	(0.41)	0.00	0.00	(0.41)
Class R

04/01/2022 - 09/30/2022+	10.26	0.13	(0.72)	(0.59)	(0.08)	0.00	0.00	(0.08)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.99	0.34	0.79	1.13	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.81	0.34	(0.69)	(0.35)	(0.47)	0.00	0.00	(0.47)

03/31/2019	10.81	0.40	(0.09)	0.31	(0.31)	0.00	0.00	(0.31)

03/31/2018	10.91	0.41	(0.04)	0.37	(0.47)	0.00	0.00	(0.47)

PIMCO Extended Duration Fund
Institutional Class

04/01/2022 - 09/30/2022+	$5.64	$0.08	$(1.67)	$(1.59)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2022	7.12	0.21	0.09	0.30	(0.18)	(1.60)	0.00	(1.78)

03/31/2021	11.09	0.28	(2.30)	(2.02)	(0.31)	(1.64)	0.00	(1.95)

03/31/2020	7.83	0.21	3.26	3.47	(0.20)	0.00	(0.01)	(0.21)

03/31/2019	7.58	0.20	0.33	0.53	(0.19)	(0.08)	(0.01)	(0.28)

03/31/2018	7.44	0.22	0.24	0.46	(0.21)	(0.11)	0.00	(0.32)
I-2

04/01/2022 - 09/30/2022+	5.64	0.08	(1.68)	(1.60)	(0.07)	0.00	0.00	(0.07)

03/31/2022	7.12	0.20	0.09	0.29	(0.17)	(1.60)	0.00	(1.77)

03/31/2021	11.09	0.29	(2.32)	(2.03)	(0.30)	(1.64)	0.00	(1.94)

03/31/2020	7.83	0.20	3.26	3.46	(0.19)	0.00	(0.01)	(0.20)

03/31/2019	7.58	0.19	0.33	0.52	(0.18)	(0.08)	(0.01)	(0.27)

03/31/2018	7.44	0.21	0.25	0.46	(0.21)	(0.11)	0.00	(0.32)

24	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.59	(5.42)%	$2,224,733	0.83	%*	0.83	%*	0.80	%*	0.80	%*	3.20	%*	79%

10.26	(3.59)	3,128,636	0.81		0.81		0.81		0.81		3.25		145

10.84	12.14	3,247,810	0.83		0.83		0.81		0.81		3.87		431

9.99	(2.81)	2,767,966	0.85		0.85		0.81		0.81		3.79		433

10.81	3.59	3,019,494	1.00		1.01		0.80		0.81		4.33		307

10.81	4.05	2,516,446	0.94	(e)(f)	0.94	(e)(f)	0.86	(e)(f)	0.86	(e)(f)	4.38		138

9.59	(5.47)	291,121	0.93	*	0.93	*	0.90	*	0.90	*	3.12	*	79

10.26	(3.68)	330,748	0.91		0.91		0.91		0.91		3.17		145

10.84	12.03	324,410	0.93		0.93		0.91		0.91		3.77		431

9.99	(2.91)	314,077	0.95		0.95		0.91		0.91		3.69		433

10.81	3.49	451,788	1.10		1.11		0.90		0.91		4.20		307

10.81	3.95	311,754	1.04	(f)(g)	1.04	(f)(g)	0.96	(f)(g)	0.96	(f)(g)	4.28		138

9.59	(5.50)	6,632	0.98	*	1.03	*	0.95	*	1.00	*	3.18	*	79

10.26	(3.73)	9,557	0.96		1.01		0.96		1.01		3.08		145

10.84	11.98	6,803	0.98		1.03		0.96		1.01		3.78		431

9.99	(2.96)	3,615	1.00		1.05		0.96		1.01		3.65		433

10.81	3.57	3,807	1.15	*	1.21	*	0.95	*	1.01	*	3.97	*	307

9.59	(5.62)	197,030	1.23	*	1.23	*	1.20	*	1.20	*	2.82	*	79

10.26	(3.97)	222,905	1.21		1.21		1.21		1.21		2.93		145

10.84	11.70	260,754	1.23		1.23		1.21		1.21		3.48		431

9.99	(3.20)	211,965	1.25		1.25		1.21		1.21		3.40		433

10.81	3.18	252,532	1.40		1.41		1.20		1.21		3.95		307

10.81	3.64	282,645	1.34	(f)(h)	1.34	(f)(h)	1.26	(f)(h)	1.26	(f)(h)	3.99		138

9.59	(5.98)	14,408	1.98	*	1.98	*	1.95	*	1.95	*	2.06	*	79

10.26	(4.69)	19,276	1.96		1.96		1.96		1.96		2.26		145

10.84	10.86	29,487	1.98		1.98		1.96		1.96		2.67		431

9.99	(3.93)	76,545	2.00		2.00		1.96		1.96		2.69		433

10.81	2.41	148,113	2.15		2.16		1.95		1.96		3.21		307

10.81	2.86	192,440	2.09	(f)(h)	2.09	(f)(h)	2.01	(f)(h)	2.01	(f)(h)	3.21		138

9.59	(5.74)	4,793	1.48	*	1.48	*	1.45	*	1.45	*	2.57	*	79

10.26	(4.21)	5,510	1.46		1.46		1.46		1.46		2.64		145

10.84	11.42	5,928	1.48		1.48		1.46		1.46		3.21		431

9.99	(3.44)	4,979	1.50		1.50		1.46		1.46		3.15		433

10.81	2.92	6,710	1.65		1.66		1.45		1.46		3.69		307

10.81	3.38	6,720	1.59	(f)(h)	1.59	(f)(h)	1.51	(f)(h)	1.51	(f)(h)	3.72		138

$3.97	(28.44)%	$571,817	1.76	%*	1.76	%*	0.50	%*	0.50	%*	3.43	%*	47%

5.64	1.18	695,468	0.54		0.54		0.50		0.50		2.84		73

7.12	(21.28)	1,052,474	0.63		0.63		0.50		0.50		2.81		220

11.09	44.99	1,387,952	1.71		1.71		0.50		0.50		2.39		179

7.83	7.35	1,179,560	1.17		1.17		0.50		0.50		2.73		150

7.58	6.10	1,246,628	0.94		0.94		0.50		0.50		2.85		138

3.97	(28.47)	30,296	1.86	*	1.86	*	0.60	*	0.60	*	3.29	*	47

5.64	1.08	36,796	0.64		0.64		0.60		0.60		2.80		73

7.12	(21.35)	26,264	0.73		0.73		0.60		0.60		2.83		220

11.09	44.85	45,892	1.81		1.81		0.60		0.60		2.29		179

7.83	7.25	73,261	1.27		1.27		0.60		0.60		2.59		150

7.58	6.00	43,436	1.04		1.04		0.60		0.60		2.74		138

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO GNMA and Government Securities Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.56	$0.10	$(1.15)	$(1.05)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)

03/31/2021	11.31	0.12	0.17	0.29	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.94	0.29	0.45	0.74	(0.37)	0.00	0.00	(0.37)

01/31/2019 - 03/31/2019	10.80	0.28	0.21	0.49	(0.35)	0.00	0.00	(0.35)

03/31/2018	11.11	0.24	(0.23)	0.01	(0.32)	0.00	0.00	(0.32)
I-2

04/01/2022 - 09/30/2022+	10.56	0.09	(1.15)	(1.06)	(0.20)	0.00	0.00	(0.20)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.17	0.28	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.94	0.27	0.46	0.73	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.80	0.27	0.21	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2018	11.11	0.22	(0.22)	0.00	(0.31)	0.00	0.00	(0.31)
I-3

04/01/2022 - 09/30/2022+	10.56	0.10	(1.16)	(1.06)	(0.20)	0.00	0.00	(0.20)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.16	0.27	(0.22)	0.00	0.00	(0.22)

03/31/2020	10.94	0.28	0.45	0.73	(0.36)	0.00	0.00	(0.36)

01/31/2019 - 03/31/2019	10.85	0.05	0.10	0.15	(0.06)	0.00	0.00	(0.06)
Class A

04/01/2022 - 09/30/2022+	10.56	0.08	(1.15)	(1.07)	(0.19)	0.00	0.00	(0.19)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)

03/31/2021	11.31	0.08	0.16	0.24	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.94	0.24	0.46	0.70	(0.33)	0.00	0.00	(0.33)

03/31/2019	10.80	0.24	0.20	0.44	(0.30)	0.00	0.00	(0.30)

03/31/2018	11.11	0.19	(0.22)	(0.03)	(0.28)	0.00	0.00	(0.28)
Class C

04/01/2022 - 09/30/2022+	10.56	0.04	(1.15)	(1.11)	(0.15)	0.00	0.00	(0.15)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

03/31/2021	11.31	(0.00)	0.16	0.16	(0.11)	0.00	0.00	(0.11)

03/31/2020	10.94	0.16	0.45	0.61	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.80	0.15	0.21	0.36	(0.22)	0.00	0.00	(0.22)

03/31/2018	11.11	0.11	(0.22)	(0.11)	(0.20)	0.00	0.00	(0.20)

PIMCO Long Duration Total Return Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.11	$0.16	$(2.01)	$(1.85)	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)

03/31/2021	11.16	0.44	(0.22)	0.22	(0.42)	(1.05)	0.00	(1.47)

03/31/2020	10.62	0.40	1.36	1.76	(0.39)	(0.83)	0.00	(1.22)

03/31/2019	10.56	0.40	0.17	0.57	(0.39)	(0.12)	0.00	(0.51)

03/31/2018	10.63	0.45	0.19	0.64	(0.44)	(0.27)	0.00	(0.71)
I-2

04/01/2022 - 09/30/2022+	9.11	0.16	(2.02)	(1.86)	(0.15)	0.00	0.00	(0.15)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)

03/31/2021	11.16	0.43	(0.22)	0.21	(0.41)	(1.05)	0.00	(1.46)

03/31/2020	10.62	0.38	1.37	1.75	(0.38)	(0.83)	0.00	(1.21)

03/31/2019	10.56	0.39	0.17	0.56	(0.38)	(0.12)	0.00	(0.50)

03/31/2018	10.63	0.44	0.19	0.63	(0.43)	(0.27)	0.00	(0.70)
Class A

04/01/2022 - 09/30/2022+	9.11	0.15	(2.02)	(1.87)	(0.14)	0.00	0.00	(0.14)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)

03/31/2021	11.16	0.39	(0.21)	0.18	(0.38)	(1.05)	0.00	(1.43)

03/31/2020	10.62	0.35	1.36	1.71	(0.34)	(0.83)	0.00	(1.17)

03/31/2019	10.56	0.36	0.17	0.53	(0.35)	(0.12)	0.00	(0.47)

09/08/2017 - 03/31/2018	11.31	0.25	(0.50)	(0.25)	(0.23)	(0.27)	0.00	(0.50)

26	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.30	(10.06)%	$385,451	0.99	%*	0.99	%*	0.50	%*	0.50	%*	1.92	%*	560%

10.56	(4.82)	541,861	0.52		0.52		0.50		0.50		0.86		1,082

11.36	2.57	891,491	0.51		0.51		0.50		0.50		1.08		1,091

11.31	6.89	665,068	0.83		0.83		0.50		0.50		2.58		903

10.94	4.60	314,613	0.71		0.71		0.50		0.50		2.62		862

10.80	0.08	296,502	0.53		0.53		0.50		0.50		2.14		1,049

9.30	(10.10)	328,061	1.09	*	1.09	*	0.60	*	0.60	*	1.85	*	560

10.56	(4.92)	386,422	0.62		0.62		0.60		0.60		0.73		1,082

11.36	2.47	876,543	0.61		0.61		0.60		0.60		0.95		1,091

11.31	6.79	586,843	0.93		0.93		0.60		0.60		2.46		903

10.94	4.50	108,751	0.81		0.81		0.60		0.60		2.53		862

10.80	(0.01)	86,645	0.63		0.63		0.60		0.60		2.03		1,049

9.30	(10.12)	18,286	1.15	*	1.20	*	0.65	*	0.70	*	2.04	*	560

10.56	(4.97)	2,708	0.67		0.72		0.65		0.70		0.85		1,082

11.36	2.42	2,703	0.66		0.71		0.65		0.70		0.93		1,091

11.31	6.74	6,040	0.98		1.03		0.65		0.70		2.49		903

10.94	1.37	10	0.86	*	0.91	*	0.65	*	0.70	*	2.99	*	862

9.30	(10.24)	192,878	1.39	*	1.39	*	0.90	*	0.90	*	1.54	*	560

10.56	(5.20)	247,080	0.92		0.92		0.90		0.90		0.49		1,082

11.36	2.17	343,893	0.91		0.91		0.90		0.90		0.68		1,091

11.31	6.47	258,662	1.23		1.23		0.90		0.90		2.19		903

10.94	4.19	205,514	1.11		1.11		0.90		0.90		2.22		862

10.80	(0.31)	218,142	0.93		0.93		0.90		0.90		1.75		1,049

9.30	(10.58)	14,117	2.14	*	2.14	*	1.65	*	1.65	*	0.78	*	560

10.56	(5.91)	20,023	1.67		1.67		1.65		1.65		(0.30)		1,082

11.36	1.40	36,785	1.66		1.66		1.65		1.65		(0.04)		1,091

11.31	5.68	53,843	1.98		1.98		1.65		1.65		1.45		903

10.94	3.41	40,513	1.86		1.86		1.65		1.65		1.45		862

10.80	(1.06)	51,216	1.68		1.68		1.65		1.65		0.98		1,049

$7.10	(20.49)%	$2,252,662	1.24	%*	1.24	%*	0.50	%*	0.50	%*	4.01	%*	58%

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68		65

9.91	0.94	3,020,570	0.59		0.59		0.50		0.50		3.81		179

11.16	17.07	3,166,512	1.07		1.07		0.50		0.50		3.53		269

10.62	5.72	3,599,618	0.97		0.97		0.50		0.50		3.96		189

10.56	5.95	2,945,114	1.00		1.00		0.50		0.50		4.09		156

7.10	(20.53)	72,158	1.34	*	1.34	*	0.60	*	0.60	*	3.91	*	58

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58		65

9.91	0.84	114,487	0.69		0.69		0.60		0.60		3.73		179

11.16	16.95	70,053	1.17		1.17		0.60		0.60		3.41		269

10.62	5.62	48,245	1.07		1.07		0.60		0.60		3.84		189

10.56	5.84	29,416	1.10		1.10		0.60		0.60		4.03		156

7.10	(20.65)	20,262	1.64	*	1.64	*	0.90	*	0.90	*	3.62	*	58

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28		65

9.91	0.55	37,262	0.99		0.99		0.90		0.90		3.40		179

11.16	16.61	42,787	1.47		1.47		0.90		0.90		3.11		269

10.62	5.31	16,084	1.37		1.37		0.90		0.90		3.57		189

10.56	(2.27)	19,215	1.40		1.40		0.90		0.90		4.26		156

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund (Cont.)
Class C

04/01/2022 - 09/30/2022+	$9.11	$0.12	$(2.02)	$(1.90)	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

03/31/2021	11.16	0.31	(0.22)	0.09	(0.29)	(1.05)	0.00	(1.34)

03/31/2020	10.62	0.26	1.37	1.63	(0.26)	(0.83)	0.00	(1.09)

03/31/2019	10.56	0.27	0.18	0.45	(0.27)	(0.12)	0.00	(0.39)

01/05/2018 - 03/31/2018	10.94	0.07	(0.38)	(0.31)	(0.07)	0.00	0.00	(0.07)

PIMCO Long-Term U.S. Government Fund
Institutional Class

04/01/2022 - 09/30/2022+	$4.81	$0.05	$(1.02)	$(0.97)	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2022	5.23	0.10	(0.16)	(0.06)	(0.10)	(0.26)	0.00	(0.36)

03/31/2021	7.87	0.14	(1.11)	(0.97)	(0.21)	(1.46)	0.00	(1.67)

03/31/2020	6.16	0.18	1.71	1.89	(0.18)	0.00	0.00	(0.18)

03/31/2019	6.01	0.16	0.18	0.34	(0.16)	(0.03)	0.00	(0.19)

03/31/2018	5.98	0.16	0.05	0.21	(0.16)	(0.02)	0.00	(0.18)
I-2

04/01/2022 - 09/30/2022+	4.81	0.05	(1.02)	(0.97)	(0.05)	0.00	0.00	(0.05)

03/31/2022	5.23	0.09	(0.16)	(0.07)	(0.09)	(0.26)	0.00	(0.35)

03/31/2021	7.87	0.14	(1.11)	(0.97)	(0.21)	(1.46)	0.00	(1.67)

03/31/2020	6.16	0.17	1.71	1.88	(0.17)	0.00	0.00	(0.17)

03/31/2019	6.01	0.15	0.19	0.34	(0.16)	(0.03)	0.00	(0.19)

03/31/2018	5.98	0.15	0.05	0.20	(0.15)	(0.02)	0.00	(0.17)
Class A

04/01/2022 - 09/30/2022+	4.81	0.04	(1.02)	(0.98)	(0.04)	0.00	0.00	(0.04)

03/31/2022	5.23	0.08	(0.16)	(0.08)	(0.08)	(0.26)	0.00	(0.34)

03/31/2021	7.87	0.12	(1.11)	(0.99)	(0.19)	(1.46)	0.00	(1.65)

03/31/2020	6.16	0.15	1.71	1.86	(0.15)	0.00	0.00	(0.15)

03/31/2019	6.01	0.14	0.18	0.32	(0.14)	(0.03)	0.00	(0.17)

03/31/2018	5.98	0.14	0.05	0.19	(0.14)	(0.02)	0.00	(0.16)
Class C

04/01/2022 - 09/30/2022+	4.81	0.03	(1.02)	(0.99)	(0.03)	0.00	0.00	(0.03)

03/31/2022	5.23	0.04	(0.16)	(0.12)	(0.04)	(0.26)	0.00	(0.30)

03/31/2021	7.87	0.06	(1.10)	(1.04)	(0.14)	(1.46)	0.00	(1.60)

03/31/2020	6.16	0.10	1.71	1.81	(0.10)	0.00	0.00	(0.10)

03/31/2019	6.01	0.09	0.19	0.28	(0.10)	(0.03)	0.00	(0.13)

03/31/2018	5.98	0.09	0.05	0.14	(0.09)	(0.02)	0.00	(0.11)

PIMCO Moderate Duration Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.83	$0.11	$(0.65)	$(0.54)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)

03/31/2021	10.50	0.19	0.25	0.44	(0.24)	(0.28)	0.00	(0.52)

03/31/2020	10.16	0.31	0.31	0.62	(0.28)	0.00	0.00	(0.28)

03/31/2019	10.09	0.30	0.04	0.34	(0.27)	0.00	0.00	(0.27)

03/31/2018	10.15	0.22	(0.10)	0.12	(0.18)	0.00	0.00	(0.18)
I-2

04/01/2022 - 09/30/2022+	9.83	0.10	(0.65)	(0.55)	(0.09)	0.00	0.00	(0.09)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

03/31/2021	10.50	0.18	0.25	0.43	(0.23)	(0.28)	0.00	(0.51)

03/31/2020	10.16	0.31	0.30	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2019	10.09	0.29	0.04	0.33	(0.26)	0.00	0.00	(0.26)

03/31/2018	10.15	0.21	(0.10)	0.11	(0.17)	0.00	0.00	(0.17)

PIMCO Mortgage-Backed Securities Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.03	$0.13	$(1.16)	$(1.03)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2022	10.71	0.19	(0.60)	(0.41)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.54	0.22	0.24	0.46	(0.29)	0.00	0.00	(0.29)

03/31/2020	10.45	0.31	0.16	0.47	(0.38)	0.00	0.00	(0.38)

04/27/2018 - 03/31/2019	10.35	0.32	0.16	0.48	(0.38)	0.00	0.00	(0.38)

03/31/2018	10.44	0.28	(0.05)	0.23	(0.32)	0.00	0.00	(0.32)

28	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.10	(20.96)%	$1,477	2.39	%*	2.39	%*	1.65	%*	1.65	%*	2.86	%*	58%

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51		65

9.91	(0.21)	3,381	1.74		1.74		1.65		1.65		2.69		179

11.16	15.76	1,550	2.22		2.22		1.65		1.65		2.35		269

10.62	4.53	354	2.12		2.12		1.65		1.65		2.69		189

10.56	(2.85)	36	2.15		2.15		1.65		1.65		3.08		156

$3.79	(20.22)%	$478,583	0.715	%*	0.715	%*	0.475	%*	0.475	%*	2.33	%*	68%

4.81	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84		103

5.23	(14.90)	581,538	0.565		0.565		0.475		0.475		1.90		249

7.87	31.11	422,051	1.855		1.855		0.475		0.475		2.64		220

6.16	5.95	565,854	0.965		0.965		0.475		0.475		2.67		141

6.01	3.47	1,240,260	0.775		0.775		0.475		0.475		2.62		148

3.79	(20.26)	74,708	0.815	*	0.815	*	0.575	*	0.575	*	2.23	*	68

4.81	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74		103

5.23	(14.99)	80,506	0.665		0.665		0.575		0.575		1.90		249

7.87	30.98	100,913	1.955		1.955		0.575		0.575		2.53		220

6.16	5.84	55,408	1.065		1.065		0.575		0.575		2.55		141

6.01	3.37	48,727	0.875		0.875		0.575		0.575		2.53		148

3.79	(20.37)	50,739	1.065	*	1.065	*	0.825	*	0.825	*	1.98	*	68

4.81	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49		103

5.23	(15.20)	87,751	0.915		0.915		0.825		0.825		1.65		249

7.87	30.66	119,986	2.205		2.205		0.825		0.825		2.29		220

6.16	5.59	104,513	1.315		1.315		0.825		0.825		2.32		141

6.01	3.11	100,379	1.125		1.125		0.825		0.825		2.28		148

3.79	(20.67)	12,441	1.815	*	1.815	*	1.575	*	1.575	*	1.23	*	68

4.81	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74		103

5.23	(15.84)	13,794	1.665		1.665		1.575		1.575		0.89		249

7.87	29.70	23,024	2.955		2.955		1.575		1.575		1.54		220

6.16	4.80	13,027	2.065		2.065		1.575		1.575		1.57		141

6.01	2.34	14,961	1.875		1.875		1.575		1.575		1.52		148

$9.19	(5.53)%	$1,332,391	0.48	%*	0.48	%*	0.46	%*	0.46	%*	2.20	%*	44%

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58		63

10.42	4.17	1,438,994	0.46		0.46		0.46		0.46		1.75		315

10.50	6.15	1,444,444	0.61		0.61		0.46		0.46		3.00		374

10.16	3.45	1,449,803	0.60		0.60		0.46		0.46		2.97		392

10.09	1.18	1,363,477	0.51		0.51		0.46		0.46		2.16		306

9.19	(5.58)	2,731	0.58	*	0.58	*	0.56	*	0.56	*	2.08	*	44

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48		63

10.42	4.07	2,905	0.56		0.56		0.56		0.56		1.68		315

10.50	6.04	4,178	0.71		0.71		0.56		0.56		2.97		374

10.16	3.34	6,062	0.70		0.70		0.56		0.56		2.87		392

10.09	1.08	5,390	0.61		0.61		0.56		0.56		2.06		306

$8.83	(10.34)%	$105,759	0.80	%*	0.80	%*	0.50	%*	0.50	%*	2.75	%*	517%

10.03	(3.93)	144,523	0.50		0.50		0.50		0.50		1.80		887

10.71	4.36	128,747	0.52		0.52		0.50		0.50		2.02		909

10.54	4.55	110,220	0.75		0.75		0.50		0.50		2.95		884

10.45	4.74	93,074	0.75		0.75		0.50		0.50		3.09		790

10.35	2.25	105,852	0.52		0.52		0.50		0.50		2.70		949

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	29

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage-Backed Securities Fund (Cont.)
I-2

04/01/2022 - 09/30/2022+	$10.03	$0.13	$(1.16)	$(1.03)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2022	10.71	0.17	(0.59)	(0.42)	(0.26)	0.00	0.00	(0.26)

03/31/2021	10.54	0.20	0.25	0.45	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.45	0.30	0.16	0.46	(0.37)	0.00	0.00	(0.37)

03/31/2019	10.35	0.31	0.16	0.47	(0.37)	0.00	0.00	(0.37)

03/31/2018	10.44	0.27	(0.05)	0.22	(0.31)	0.00	0.00	(0.31)
I-3

04/01/2022 - 09/30/2022+	10.03	0.13	(1.17)	(1.04)	(0.16)	0.00	0.00	(0.16)

03/31/2022	10.71	0.17	(0.60)	(0.43)	(0.25)	0.00	0.00	(0.25)

03/31/2021	10.54	0.19	0.25	0.44	(0.27)	0.00	0.00	(0.27)

03/31/2020	10.45	0.29	0.17	0.46	(0.37)	0.00	0.00	(0.37)

04/27/2018 - 03/31/2019	10.28	0.30	0.21	0.51	(0.34)	0.00	0.00	(0.34)
Class A

04/01/2022 - 09/30/2022+	10.03	0.11	(1.16)	(1.05)	(0.15)	0.00	0.00	(0.15)

03/31/2022	10.71	0.14	(0.59)	(0.45)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.54	0.17	0.24	0.41	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.45	0.27	0.16	0.43	(0.34)	0.00	0.00	(0.34)

03/31/2019	10.35	0.27	0.17	0.44	(0.34)	0.00	0.00	(0.34)

03/31/2018	10.44	0.24	(0.05)	0.19	(0.28)	0.00	0.00	(0.28)
Class C

04/01/2022 - 09/30/2022+	10.03	0.08	(1.16)	(1.08)	(0.12)	0.00	0.00	(0.12)

03/31/2022	10.71	0.03	(0.56)	(0.53)	(0.15)	0.00	0.00	(0.15)

03/31/2021	10.54	0.09	0.24	0.33	(0.16)	0.00	0.00	(0.16)

03/31/2020	10.45	0.19	0.16	0.35	(0.26)	0.00	0.00	(0.26)

03/31/2019	10.35	0.20	0.16	0.36	(0.26)	0.00	0.00	(0.26)

03/31/2018	10.44	0.16	(0.05)	0.11	(0.20)	0.00	0.00	(0.20)

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.50	$0.20	$(0.82)	$(0.62)	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.37	0.38	0.63	1.01	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.86	0.40	(0.41)	(0.01)	(0.48)	0.00	0.00	(0.48)

03/31/2019	11.02	0.44	(0.13)	0.31	(0.47)	0.00	0.00	(0.47)

03/31/2018	10.97	0.41	0.04	0.45	(0.40)	0.00	0.00	(0.40)
I-2

04/01/2022 - 09/30/2022+	10.50	0.20	(0.83)	(0.63)	(0.22)	0.00	0.00	(0.22)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.39	(0.41)	(0.02)	(0.47)	0.00	0.00	(0.47)

03/31/2019	11.02	0.43	(0.13)	0.30	(0.46)	0.00	0.00	(0.46)

03/31/2018	10.97	0.40	0.04	0.44	(0.39)	0.00	0.00	(0.39)
I-3

04/01/2022 - 09/30/2022+	10.50	0.19	(0.82)	(0.63)	(0.22)	0.00	0.00	(0.22)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.38	(0.41)	(0.03)	(0.46)	0.00	0.00	(0.46)

04/27/2018 - 03/31/2019	10.97	0.39	(0.08)	0.31	(0.42)	0.00	0.00	(0.42)
Class A

04/01/2022 - 09/30/2022+	10.50	0.18	(0.82)	(0.64)	(0.21)	0.00	0.00	(0.21)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.37	0.33	0.63	0.96	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.36	(0.42)	(0.06)	(0.43)	0.00	0.00	(0.43)

03/31/2019	11.02	0.39	(0.13)	0.26	(0.42)	0.00	0.00	(0.42)

03/31/2018	10.97	0.37	0.04	0.41	(0.36)	0.00	0.00	(0.36)

30	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.83	(10.39)%	$13,570	0.90	%*	0.90	%*	0.60	%*	0.60	%*	2.66	%*	517%

10.03	(4.03)	17,815	0.60		0.60		0.60		0.60		1.63		887

10.71	4.26	28,619	0.62		0.62		0.60		0.60		1.90		909

10.54	4.45	17,379	0.85		0.85		0.60		0.60		2.85		884

10.45	4.64	9,964	0.85		0.85		0.60		0.60		3.03		790

10.35	2.15	6,430	0.62		0.62		0.60		0.60		2.60		949

8.83	(10.42)	1,592	0.95	*	1.00	*	0.65	*	0.70	*	2.62	*	517

10.03	(4.08)	2,669	0.65		0.70		0.65		0.70		1.55		887

10.71	4.21	4,667	0.67		0.72		0.65		0.70		1.78		909

10.54	4.41	26	0.90		0.95		0.65		0.70		2.76		884

10.45	5.06	111	0.90	*	0.95	*	0.65	*	0.70	*	3.18	*	790

8.83	(10.53)	25,219	1.20	*	1.20	*	0.90	*	0.90	*	2.38	*	517

10.03	(4.32)	29,663	0.90		0.90		0.90		0.90		1.36		887

10.71	3.95	37,503	0.92		0.92		0.90		0.90		1.62		909

10.54	4.14	33,554	1.15		1.15		0.90		0.90		2.57		884

10.45	4.32	38,041	1.15		1.15		0.90		0.90		2.67		790

10.35	1.84	52,447	0.92		0.92		0.90		0.90		2.33		949

8.83	(10.86)	800	1.95	*	1.95	*	1.65	*	1.65	*	1.61	*	517

10.03	(5.01)	1,210	1.65		1.65		1.65		1.65		0.30		887

10.71	3.17	12,991	1.67		1.67		1.65		1.65		0.87		909

10.54	3.38	12,808	1.90		1.90		1.65		1.65		1.78		884

10.45	3.55	3,982	1.90		1.90		1.65		1.65		1.92		790

10.35	1.08	5,479	1.67		1.67		1.65		1.65		1.53		949

$9.65	(5.98)%	$4,742,454	1.04	%*	1.04	%*	0.60	%*	0.60	%*	3.95	%*	415%

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20		720

10.94	9.79	5,583,247	0.68		0.68		0.60		0.60		3.46		913

10.37	(0.24)	4,279,689	1.82		1.82		0.60		0.60		3.66		727

10.86	2.86	3,890,521	1.37		1.37		0.60		0.60		4.01		791

11.02	4.16	3,298,892	1.02		1.02		0.60		0.60		3.73		721

9.65	(6.03)	1,417,363	1.14	*	1.14	*	0.70	*	0.70	*	3.84	*	415

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12		720

10.94	9.67	1,249,015	0.78		0.78		0.70		0.70		3.35		913

10.37	(0.34)	784,463	1.92		1.92		0.70		0.70		3.56		727

10.86	2.76	717,678	1.47		1.47		0.70		0.70		3.90		791

11.02	4.06	616,556	1.12		1.12		0.70		0.70		3.63		721

9.65	(6.06)	56,376	1.19	*	1.24	*	0.75	*	0.80	*	3.80	*	415

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08		720

10.94	9.63	46,548	0.83		0.88		0.75		0.80		3.36		913

10.37	(0.38)	40,482	1.97		2.02		0.75		0.80		3.53		727

10.86	2.93	18,516	1.52	*	1.57	*	0.75	*	0.80	*	3.92	*	791

9.65	(6.17)	144,058	1.44	*	1.44	*	1.00	*	1.00	*	3.55	*	415

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81		720

10.94	9.34	172,679	1.08		1.08		1.00		1.00		3.08		913

10.37	(0.64)	154,403	2.22		2.22		1.00		1.00		3.27		727

10.86	2.45	248,356	1.77		1.77		1.00		1.00		3.61		791

11.02	3.75	193,516	1.42		1.42		1.00		1.00		3.34		721

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	31

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage Opportunities and Bond Fund (Cont.)
Class C

04/01/2022 - 09/30/2022+	$10.50	$0.14	$(0.82)	$(0.68)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

03/31/2021	10.37	0.25	0.63	0.88	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.86	0.27	(0.41)	(0.14)	(0.35)	0.00	0.00	(0.35)

03/31/2019	11.02	0.31	(0.13)	0.18	(0.34)	0.00	0.00	(0.34)

03/31/2018	10.97	0.28	0.05	0.33	(0.28)	0.00	0.00	(0.28)

PIMCO Strategic Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.56	$0.11	$(0.64)	$(0.53)	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.28	0.20	0.69	0.89	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.72	0.32	(0.40)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.61	0.27	0.14	0.41	(0.30)	0.00	0.00	(0.30)

03/31/2018	10.48	0.35	0.29	0.64	(0.51)	0.00	0.00	(0.51)
I-2

04/01/2022 - 09/30/2022+	10.56	0.10	(0.63)	(0.53)	(0.09)	0.00	0.00	(0.09)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.28	0.19	0.69	0.88	(0.18)	0.00	0.00	(0.18)

03/31/2020	10.72	0.31	(0.40)	(0.09)	(0.35)	0.00	0.00	(0.35)

03/31/2019	10.61	0.26	0.14	0.40	(0.29)	0.00	0.00	(0.29)

03/31/2018	10.48	0.35	0.28	0.63	(0.50)	0.00	0.00	(0.50)
Class A

04/01/2022 - 09/30/2022+	10.56	0.09	(0.64)	(0.55)	(0.07)	0.00	0.00	(0.07)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)

03/31/2021	10.28	0.15	0.70	0.85	(0.15)	0.00	0.00	(0.15)

03/31/2020	10.72	0.27	(0.39)	(0.12)	(0.32)	0.00	0.00	(0.32)

03/31/2019	10.61	0.23	0.14	0.37	(0.26)	0.00	0.00	(0.26)

03/31/2018	10.48	0.31	0.29	0.60	(0.47)	0.00	0.00	(0.47)
Class C

04/01/2022 - 09/30/2022+	10.56	0.05	(0.65)	(0.60)	(0.02)	0.00	0.00	(0.02)

03/31/2022	10.98	0.02	(0.44)	(0.42)	(0.00)	0.00	0.00	(0.00)

03/31/2021	10.28	0.07	0.70	0.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.72	0.20	(0.40)	(0.20)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.61	0.15	0.14	0.29	(0.18)	0.00	0.00	(0.18)

03/31/2018	10.48	0.23	0.29	0.52	(0.39)	0.00	0.00	(0.39)

PIMCO Total Return Fund II
Institutional Class

04/01/2022 - 09/30/2022+	$8.98	$0.09	$(0.96)	$(0.87)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)

03/31/2021	9.98	0.17	0.04	0.21	(0.19)	(0.47)	(0.01)	(0.67)

03/31/2020	9.64	0.29	0.46	0.75	(0.31)	(0.10)	0.00	(0.41)

03/31/2019	9.48	0.29	0.18	0.47	(0.31)	0.00	0.00	(0.31)

03/31/2018	9.58	0.24	(0.08)	0.16	(0.24)	(0.01)	(0.01)	(0.26)
I-2

04/01/2022 - 09/30/2022+	8.98	0.09	(0.97)	(0.88)	(0.09)	0.00	0.00	(0.09)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.98	0.15	0.05	0.20	(0.18)	(0.47)	(0.01)	(0.66)

03/31/2020	9.64	0.27	0.47	0.74	(0.30)	(0.10)	0.00	(0.40)

03/31/2019	9.48	0.27	0.19	0.46	(0.30)	0.00	0.00	(0.30)

03/31/2018	9.58	0.23	(0.08)	0.15	(0.23)	(0.01)	(0.01)	(0.25)

PIMCO Total Return Fund IV
Institutional Class

04/01/2022 - 09/30/2022+	$10.31	$0.11	$(1.09)	$(0.98)	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)

03/31/2021	10.85	0.23	0.11	0.34	(0.12)	0.00	(0.11)	(0.23)

03/31/2020	10.40	0.29	0.46	0.75	(0.30)	0.00	0.00	(0.30)

03/31/2019	10.26	0.27	0.15	0.42	(0.28)	0.00	0.00	(0.28)

03/31/2018	10.28	0.20	(0.03)	0.17	(0.14)	0.00	(0.05)	(0.19)

32	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.65	(6.53)%	$26,670	2.19	%*	2.19	%*	1.75	%*	1.75	%*	2.80	%*	415%

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05		720

10.94	8.52	31,626	1.83		1.83		1.75		1.75		2.35		913

10.37	(1.39)	34,354	2.97		2.97		1.75		1.75		2.51		727

10.86	1.69	33,643	2.52		2.52		1.75		1.75		2.86		791

11.02	2.99	28,967	2.17		2.17		1.75		1.75		2.56		721

$9.94	(5.00)%	$93,570	0.52	%*	0.57	%*	0.51	%*	0.56	%*	2.13	%*	108%

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36		199

10.98	8.70	71,748	0.52		0.57		0.51		0.56		1.82		385

10.28	(0.82)	48,748	0.52		0.57		0.51		0.56		2.98		345

10.72	3.90	89,156	0.64	(i)	0.66	(i)	0.60	(i)	0.62	(i)	2.54		294

10.61	6.21	33,299	0.72		0.72		0.70		0.70		3.26		154

9.94	(5.05)	28,075	0.62	*	0.67	*	0.61	*	0.66	*	1.95	*	108

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25		199

10.98	8.59	42,685	0.62		0.67		0.61		0.66		1.72		385

10.28	(0.92)	32,022	0.62		0.67		0.61		0.66		2.90		345

10.72	3.80	54,627	0.74	(i)	0.76	(i)	0.70	(i)	0.72	(i)	2.44		294

10.61	6.11	17,669	0.82		0.82		0.80		0.80		3.27		154

9.94	(5.20)	19,854	0.92	*	0.97	*	0.91	*	0.96	*	1.67	*	108

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96		199

10.98	8.26	28,203	0.92		0.97		0.91		0.96		1.43		385

10.28	(1.21)	24,574	0.92		0.97		0.91		0.96		2.57		345

10.72	3.49	50,086	1.04	(i)	1.06	(i)	1.00	(i)	1.02	(i)	2.19		294

10.61	5.79	30,996	1.12		1.12		1.10		1.10		2.95		154

9.94	(5.67)	2,672	1.67	*	1.72	*	1.66	*	1.71	*	0.90	*	108

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21		199

10.98	7.46	4,385	1.67		1.72		1.66		1.71		0.69		385

10.28	(1.95)	4,788	1.67		1.72		1.66		1.71		1.83		345

10.72	2.72	8,203	1.79	(i)	1.81	(i)	1.75	(i)	1.77	(i)	1.39		294

10.61	5.01	3,910	1.87		1.87		1.85		1.85		2.19		154

$8.01	(9.79)%	$535,960	0.51	%*	0.51	%*	0.50	%*	0.50	%*	2.16	%*	138%

8.98	(4.28)	611,583	0.50		0.50		0.50		0.50		1.26		293

9.52	2.01	605,257	0.50		0.50		0.50		0.50		1.67		483

9.98	7.85	554,187	0.76		0.76		0.50		0.50		2.91		607

9.64	5.04	497,650	0.85		0.85		0.50		0.50		3.06		587

9.48	1.67	590,406	0.57		0.57		0.50		0.50		2.46		605

8.01	(9.83)	5,260	0.61	*	0.61	*	0.60	*	0.60	*	2.05	*	138

8.98	(4.38)	7,769	0.60		0.60		0.60		0.60		1.15		293

9.52	1.90	11,474	0.60		0.60		0.60		0.60		1.52		483

9.98	7.74	4,034	0.86		0.86		0.60		0.60		2.78		607

9.64	4.92	2,229	0.95		0.95		0.60		0.60		2.87		587

9.48	1.57	13,119	0.67		0.67		0.60		0.60		2.37		605

$9.21	(9.59)%	$279,492	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.14	%*	192%

10.31	(4.20)	316,993	0.50		0.50		0.50		0.50		1.80		278

10.96	3.13	449,336	0.52		0.52		0.50		0.50		2.08		403

10.85	7.22	415,646	0.80		0.80		0.50		0.50		2.68		401

10.40	4.15	556,025	0.69		0.69		0.50		0.50		2.62		579

10.26	1.66	1,491,956	0.53		0.53		0.50		0.50		1.93		489

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	33

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return Fund IV (Cont.)
Class A

04/01/2022 - 09/30/2022+	$10.31	$0.09	$(1.09)	$(1.00)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

03/31/2021	10.85	0.19	0.11	0.30	(0.08)	0.00	(0.11)	(0.19)

03/31/2020	10.40	0.25	0.46	0.71	(0.26)	0.00	0.00	(0.26)

03/31/2019	10.26	0.23	0.15	0.38	(0.24)	0.00	0.00	(0.24)

03/31/2018	10.28	0.16	(0.02)	0.14	(0.11)	0.00	(0.05)	(0.16)

PIMCO Total Return ESG Fund
Institutional Class

04/01/2022 - 09/30/2022+	$8.64	$0.11	$(1.07)	$(0.96)	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)

03/31/2021	9.38	0.21	0.17	0.38	(0.23)	(0.20)	0.00	(0.43)

03/31/2020	9.04	0.27	0.39	0.66	(0.32)	0.00	0.00	(0.32)

03/31/2019	8.95	0.25	0.08	0.33	(0.24)	0.00	0.00	(0.24)

03/31/2018	9.00	0.20	(0.07)	0.13	(0.17)	0.00	(0.01)	(0.18)
I-2

04/01/2022 - 09/30/2022+	8.64	0.10	(1.07)	(0.97)	(0.10)	0.00	0.00	(0.10)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)

03/31/2021	9.38	0.20	0.17	0.37	(0.22)	(0.20)	0.00	(0.42)

03/31/2020	9.04	0.26	0.39	0.65	(0.31)	0.00	0.00	(0.31)

03/31/2019	8.95	0.24	0.08	0.32	(0.23)	0.00	0.00	(0.23)

03/31/2018	9.00	0.19	(0.07)	0.12	(0.16)	0.00	(0.01)	(0.17)
I-3

07/29/2022 - 09/30/2022+	8.20	0.03	(0.63)	(0.60)	(0.03)	0.00	0.00	(0.03)
Administrative Class

04/01/2022 - 09/30/2022+	8.64	0.10	(1.07)	(0.97)	(0.10)	0.00	0.00	(0.10)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)

03/31/2021	9.38	0.20	0.16	0.36	(0.21)	(0.20)	0.00	(0.41)

03/31/2020	9.04	0.24	0.40	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2019	8.95	0.22	0.09	0.31	(0.22)	0.00	0.00	(0.22)

03/31/2018	9.00	0.17	(0.06)	0.11	(0.15)	0.00	(0.01)	(0.16)
Class A

04/01/2022 - 09/30/2022+	8.64	0.09	(1.07)	(0.98)	(0.09)	0.00	0.00	(0.09)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

03/31/2021	9.38	0.16	0.18	0.34	(0.19)	(0.20)	0.00	(0.39)

02/03/2020 - 03/31/2020	9.49	0.03	(0.10)	(0.07)	(0.04)	0.00	0.00	(0.04)
Class C

04/01/2022 - 09/30/2022+	8.64	0.06	(1.07)	(1.01)	(0.06)	0.00	0.00	(0.06)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

03/31/2021	9.38	0.09	0.18	0.27	(0.12)	(0.20)	0.00	(0.32)

02/03/2020 - 03/31/2020	9.49	0.02	(0.11)	(0.09)	(0.02)	0.00	0.00	(0.02)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.
(f)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.55%.
(g)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(h)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(i)	Effective October 1, 2018, the Class’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.25%.

34	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.21	(9.75)%	$12,069	0.87	%*	0.87	%*	0.85	%*	0.85	%*	1.79	%*	192%

10.31	(4.53)	14,481	0.85		0.85		0.85		0.85		1.45		278

10.96	2.77	17,292	0.87		0.87		0.85		0.85		1.73		403

10.85	6.85	15,733	1.15		1.15		0.85		0.85		2.30		401

10.40	3.79	10,748	1.04		1.04		0.85		0.85		2.32		579

10.26	1.31	11,334	0.88		0.88		0.85		0.85		1.59		489

$7.57	(11.20)%	$1,814,756	0.63	%*	0.63	%*	0.50	%*	0.50	%*	2.62	%*	164%

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15		184

9.33	3.97	1,774,662	0.53		0.53		0.50		0.50		2.21		327

9.38	7.40	1,230,121	0.96		0.96		0.50		0.50		2.85		396

9.04	3.81	1,022,259	0.84		0.84		0.50		0.50		2.80		514

8.95	1.46	899,667	0.67		0.67		0.50		0.50		2.15		506

7.57	(11.24)	342,151	0.73	*	0.73	*	0.60	*	0.60	*	2.52	*	164

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05		184

9.33	3.86	331,326	0.63		0.63		0.60		0.60		2.11		327

9.38	7.30	214,088	1.06		1.06		0.60		0.60		2.73		396

9.04	3.71	124,601	0.94		0.94		0.60		0.60		2.71		514

8.95	1.36	90,213	0.77		0.77		0.60		0.60		2.06		506

7.57	(7.27)	9	0.78	*	0.83	*	0.65	*	0.70	*	2.46	*	164

7.57	(11.31)	18,162	0.88	*	0.88	*	0.75	*	0.75	*	2.37	*	164

8.64	(4.85)	21,552	0.76		0.76		0.75		0.75		1.89		184

9.33	3.71	20,325	0.78		0.78		0.75		0.75		2.04		327

9.38	7.14	36,533	1.21		1.21		0.75		0.75		2.63		396

9.04	3.55	43,323	1.09		1.09		0.75		0.75		2.55		514

8.95	1.20	43,916	0.92		0.92		0.75		0.75		1.91		506

7.57	(11.38)	14,115	1.03	*	1.03	*	0.90	*	0.90	*	2.22	*	164

8.64	(4.99)	15,988	0.91		0.91		0.90		0.90		1.74		184

9.33	3.56	8,282	0.93		0.93		0.90		0.90		1.68		327

9.38	(0.79)	104	1.36	*	1.36	*	0.90	*	0.90	*	2.29	*	396

7.57	(11.72)	796	1.78	*	1.78	*	1.65	*	1.65	*	1.47	*	164

8.64	(5.71)	847	1.66		1.66		1.65		1.65		1.00		184

9.33	2.80	523	1.68		1.68		1.65		1.65		0.95		327

9.38	(0.90)	12	2.11	*	2.11	*	1.65	*	1.65	*	1.52	*	396

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	35

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund

Assets:

Investments, at value
Investments in securities*	$3,076,045	$1,131,614	$2,123,077	$3,542,990	$719,453	$1,379,049
Investments in Affiliates	5,181	22,754	20,623	132,084	162	20,957
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,594	2,703	1,456	7,226	677	1,101
Over the counter	66,761	2,380	4,057	15,156	1,495	10,913
Cash	115	0	0	2,031	0	0
Deposits with counterparty	35,163	12,124	11,734	9,632	1,116	33,702
Foreign currency, at value	8,962	410	0	1,029	0	2,528
Receivable for investments sold	41,325	235,500	20,874	419,222	6,382	398
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	166
Receivable for TBA investments sold	430,397	5,083	1,712,293	56,752	52,832	201,576
Receivable for Fund shares sold	1,985	273	1,036	308	213	37
Interest and/or dividends receivable	17,496	2,802	4,126	26,628	4,192	7,442
Dividends receivable from Affiliates	12	54	64	232	0	49
Reimbursement receivable from PIMCO	1	0	1	0	0	0
Other assets	0	0	0	0	1	0
Total Assets	3,692,037	1,415,697	3,899,341	4,213,290	786,523	1,657,918

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$552,087	$391,632	$1,665,799	$93,316	$0
Payable for sale-buyback transactions	0	4,048	0	5,627	4,325	0
Payable for short sales	313,035	2,430	649,311	18,464	24,457	71,886
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,486	678	934	3,371	375	3,678
Over the counter	85,517	3,652	4,945	18,167	2,680	4,825
Payable for investments purchased	10,542	229,582	0	105	0	3,475
Payable for investments in Affiliates purchased	12	54	64	232	0	49
Payable for TBA investments purchased	499,276	18,813	1,900,611	144,128	43,468	207,835
Deposits from counterparty	29,768	260	7,998	5,210	341	12,844
Payable for Fund shares redeemed	5,986	1,703	3,757	4,160	753	17,288
Distributions payable	571	1	685	358	41	360
Overdraft due to custodian	0	1	53	0	1	0
Accrued investment advisory fees	1,382	136	219	547	123	302
Accrued supervisory and administrative fees	686	139	281	556	149	254
Accrued distribution fees	11	0	10	1	8	0
Accrued servicing fees	48	0	48	5	15	0
Other liabilities	0	0	0	1	0	0
Total Liabilities	953,320	813,584	2,960,548	1,866,731	170,052	322,796

Net Assets	$2,738,717	$602,113	$938,793	$2,346,559	$616,471	$1,335,122

Net Assets Consist of:

Paid in capital	$3,510,765	$938,259	$1,192,663	$3,538,663	$1,068,573	$1,507,625
Distributable earnings (accumulated loss)	(772,048)	(336,146)	(253,870)	(1,192,104)	(452,102)	(172,503)

Net Assets	$2,738,717	$602,113	$938,793	$2,346,559	$616,471	$1,335,122

Cost of investments in securities	$3,443,771	$1,492,767	$2,293,650	$4,480,878	$965,032	$1,484,119
Cost of investments in Affiliates	$5,183	$23,283	$20,627	$133,520	$164	$21,387
Cost of foreign currency held	$8,998	$422	$0	$1,077	$0	$2,562
Proceeds received on short sales	$325,965	$2,484	$666,789	$18,879	$25,781	$74,808
Cost or premiums of financial derivative instruments, net	$8,945	$(746)	$(11,921)	$(2,296)	$163	$7,742

* Includes repurchase agreements of:	$92,295	$8,904	$2,203	$1,350	$1,792	$141,778

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Strategic Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$264,862	$11,125,089	$155,759	$577,477	$342,542	$2,787,207
1,436	155,528	147	36,095	14,699	0

316	36,558	318	191	91	2,312
1,338	125,715	2,196	0	2,313	21,165
0	66	0	1	1	0
3,135	138,863	2,336	3,654	2,083	25,056
0	883	519	0	632	4,777
1,634	866	1,415	11,984	3,686	26,574
0	0	0	99	0	709
123,661	7,950,689	22,698	80,584	41,545	497,884
106	88,965	94	289	175	2,858
657	30,448	508	3,022	1,614	17,050
6	159	3	76	34	0
0	3	6	0	0	0
0	0	0	0	0	0
397,151	19,653,832	185,999	713,472	409,415	3,385,592

$34,977	$1,630,281	$0	$0	$0	$44,754
0	0	0	0	0	22,464
31,565	3,481,717	5,724	7,961	0	37,107

213	48,355	297	658	320	4,517
595	102,132	3,216	824	811	5,891
0	1,616	8	0	44	6,205
6	159	3	76	34	0
181,504	7,778,392	31,462	161,964	113,825	1,048,535
1,051	178,119	821	52	1,141	19,412
199	39,679	207	259	1,521	5,305
13	2,806	5	215	21	245
8	0	0	0	0	105
34	2,005	33	121	66	494
39	1,593	45	122	68	527
1	18	2	0	0	5
6	39	5	0	3	3
0	0	0	0	0	34
250,211	13,266,911	41,828	172,252	117,854	1,195,603

$146,940	$6,386,921	$144,171	$541,220	$291,561	$2,189,989

$188,515	$7,343,960	$157,240	$654,975	$349,999	$2,686,332
(41,575)	(957,039)	(13,069)	(113,755)	(58,438)	(496,343)

$146,940	$6,386,921	$144,171	$541,220	$291,561	$2,189,989

$286,873	$12,279,226	$163,360	$656,234	$387,631	$3,235,649
$1,436	$155,543	$148	$36,455	$14,700	$0
$0	$875	$545	$0	$643	$4,858
$32,730	$3,611,855	$5,850	$8,188	$0	$38,053
$(1,516)	$(31,299)	$(1,669)	$2,748	$(511)	$22,440

$465	$0	$65,630	$2,708	$22,244	$59,942

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	37

Statements of Assets and Liabilities	(Cont.)

	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund

Net Assets:

Institutional Class	$2,224,733	$571,817	$385,451	$2,252,662	$478,583	$1,332,391
I-2	291,121	30,296	328,061	72,158	74,708	2,731
I-3	6,632	N/A	18,286	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	197,030	N/A	192,878	20,262	50,739	N/A
Class C	14,408	N/A	14,117	1,477	12,441	N/A
Class R	4,793	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	232,017	144,051	41,462	317,351	126,277	144,969
I-2	30,361	7,632	35,289	10,165	19,712	297
I-3	692	N/A	1,967	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	20,548	N/A	20,748	2,854	13,388	N/A
Class C	1,503	N/A	1,519	208	3,283	N/A
Class R	500	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.59	$3.97	$9.30	$7.10	$3.79	$9.19
I-2	9.59	3.97	9.30	7.10	3.79	9.19
I-3	9.59	N/A	9.30	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	9.59	N/A	9.30	7.10	3.79	N/A
Class C	9.59	N/A	9.30	7.10	3.79	N/A
Class R	9.59	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Strategic Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$105,759	$4,742,454	$93,570	$535,960	$279,492	$1,814,756
13,570	1,417,363	28,075	5,260	N/A	342,151
1,592	56,376	N/A	N/A	N/A	9
N/A	N/A	N/A	N/A	N/A	18,162
25,219	144,058	19,854	N/A	12,069	14,115
800	26,670	2,672	N/A	N/A	796
N/A	N/A	N/A	N/A	N/A	N/A

11,984	491,349	9,416	66,948	30,355	239,871
1,538	146,839	2,825	657	N/A	45,225
180	5,841	N/A	N/A	N/A	1
N/A	N/A	N/A	N/A	N/A	2,401
2,857	14,925	1,998	N/A	1,311	1,866
91	2,763	269	N/A	N/A	105
N/A	N/A	N/A	N/A	N/A	N/A

$8.83	$9.65	$9.94	$8.01	$9.21	$7.57
8.83	9.65	9.94	8.01	N/A	7.57
8.83	9.65	N/A	N/A	N/A	7.57
N/A	N/A	N/A	N/A	N/A	7.57
8.83	9.65	9.94	N/A	9.21	7.57
8.83	9.65	9.94	N/A	N/A	7.57
N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	39

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund

Investment Income:

Interest	$66,880	$17,084	$16,052	$76,540	$9,808	$18,259
Dividends, net of foreign taxes*	547	0	0	985	0	405
Dividends from Investments in Affiliates	39	229	187	807	1	278
Total Income	67,466	17,313	16,239	78,332	9,809	18,942

Expenses:

Investment advisory fees	9,211	835	1,385	3,736	724	1,765
Supervisory and administrative fees	4,526	849	1,764	3,797	879	1,484
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	263	N/A	281	28	76	N/A
Distribution and/or servicing fees - Class C	85	N/A	86	9	68	N/A
Distribution and/or servicing fees - Class R	13	N/A	N/A	N/A	N/A	N/A
Trustee fees	8	1	2	7	1	3
Interest expense	441	4,221	2,744	11,067	775	131
Miscellaneous expense	11	0	0	2	0	4
Total Expenses	14,558	5,906	6,262	18,646	2,523	3,387
Waiver and/or Reimbursement by PIMCO	(3)	0	(2)	0	0	0
Net Expenses	14,555	5,906	6,260	18,646	2,523	3,387

Net Investment Income (Loss)	52,911	11,407	9,979	59,686	7,286	15,555

Net Realized Gain (Loss):

Investments in securities	(44,860)	(15,598)	(53,407)	(274,221)	(12,798)	(19,276)
Investments in Affiliates	0	2	24	(1)	0	(265)
Exchange-traded or centrally cleared financial derivative instruments	(75,373)	33,123	(8,086)	60,461	8,456	(22,566)
Over the counter financial derivative instruments	74,032	800	9,028	6,914	307	14,648
Short sales	6,244	0	0	0	0	0
Foreign currency	(1,276)	(125)	0	(118)	0	482

Net Realized Gain (Loss)	(41,233)	18,202	(52,441)	(206,965)	(4,035)	(26,977)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(244,111)	(274,471)	(103,363)	(589,647)	(147,815)	(74,142)
Investments in Affiliates	(1)	(172)	0	(481)	0	32
Exchange-traded or centrally cleared financial derivative instruments	56,085	28,782	38,727	49,153	3,405	(6,041)
Over the counter financial derivative instruments	(1,849)	(475)	(6,104)	227	(773)	11,698
Short sales	(579)	0	0	0	0	0
Foreign currency assets and liabilities	(1,276)	(75)	0	(265)	0	(69)

Net Change in Unrealized Appreciation (Depreciation)	(191,731)	(246,411)	(70,740)	(541,013)	(145,183)	(68,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,053)	$(216,802)	$(113,202)	$(688,292)	$(141,932)	$(79,944)

* Foreign tax withholdings - Dividends	$1	$0	$0	$2	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Strategic Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$2,805	$176,419	$1,871	$7,413	$4,108	$38,312
0	0	1	0	0	0
24	926	17	345	114	0
2,829	177,345	1,889	7,758	4,222	38,312

211	12,446	180	729	397	2,948
243	9,876	253	731	403	3,142
N/A	N/A	N/A	N/A	N/A	25
35	213	28	N/A	17	20
6	144	17	N/A	N/A	4
N/A	N/A	N/A	N/A	N/A	N/A
1	15	0	1	1	5
253	15,733	8	23	27	1,542
0	0	3	0	0	1
749	38,427	489	1,484	845	7,687
(1)	(15)	(36)	0	0	(0)
748	38,412	453	1,484	845	7,687

2,081	138,933	1,436	6,274	3,377	30,625

(11,236)	(55,566)	(2,782)	(11,075)	(8,203)	(111,152)
2	236	(37)	(231)	(45)	0
(1,496)	(12,789)	(3,367)	(2,530)	(469)	46,289
848	91,466	3,819	(401)	3,484	21,767
220	5,076	213	0	0	0
0	(1,470)	(148)	0	(95)	307

(11,662)	26,953	(2,302)	(14,237)	(5,328)	(42,789)

(14,793)	(593,714)	(5,989)	(51,206)	(30,374)	(279,802)
0	(14)	37	67	42	0
5,427	28,110	96	(862)	(760)	(5,785)
344	(35,211)	(1,078)	316	1,360	20,398
(71)	(2,734)	15	0	0	0
0	721	(82)	0	88	(295)

(9,093)	(602,842)	(7,001)	(51,685)	(29,644)	(265,484)

$(18,674)	$(436,956)	$(7,867)	$(59,648)	$(31,595)	$(277,648)

$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	41

Statements of Changes in Net Assets

	PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund		PIMCO Long Duration Total Return Fund

(Amounts in thousands†)	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$52,911	$131,310	$11,407	$28,765	$9,979	$11,925	$59,686	$142,741
Net realized gain (loss)	(41,233)	(15,746)	18,202	(4,695)	(52,441)	(23,080)	(206,965)	(84,982)
Net change in unrealized appreciation (depreciation)	(191,731)	(261,901)	(246,411)	18,802	(70,740)	(53,592)	(541,013)	(166,481)

Net Increase (Decrease) in Net Assets Resulting from Operations	(180,053)	(146,337)	(216,802)	42,872	(113,202)	(64,747)	(688,292)	(108,722)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(31,962)	(63,012)	(10,199)	(187,862)	(9,717)	(16,769)	(55,681)	(247,987)
I-2	(3,398)	(6,311)	(410)	(7,260)	(7,551)	(12,024)	(1,640)	(7,027)
I-3	(118)	(128)	N/A	N/A	(176)	(64)	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(2,003)	(3,627)	N/A	N/A	(4,118)	(5,811)	(391)	(1,880)
Class C	(97)	(177)	N/A	N/A	(249)	(320)	(24)	(131)
Class R	(43)	(71)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	0	0	0	0	0	0
I-3	0	0	N/A	N/A	0	0	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	N/A	N/A	0	0	0	0
Class C	0	0	N/A	N/A	0	0	0	0
Class R	0	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(c)	(37,621)	(73,326)	(10,609)	(195,122)	(21,811)	(34,988)	(57,736)	(257,025)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(760,241)	61,103	97,260	(194,224)	(124,288)	(853,586)	(494,643)	777,277

Total Increase (Decrease) in Net Assets	(977,915)	(158,560)	(130,151)	(346,474)	(259,301)	(953,321)	(1,240,671)	411,530

Net Assets:

Beginning of period	3,716,632	3,875,192	732,264	1,078,738	1,198,094	2,151,415	3,587,230	3,175,700
End of period	$2,738,717	$3,716,632	$602,113	$732,264	$938,793	$1,198,094	$2,346,559	$3,587,230

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on March 18, 2022.
(b)	Inception date of I-3 was July 29, 2022.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund			PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities and Bond Fund

Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022		Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$7,286	$13,310		$15,555	$23,904	$2,081	$3,525	$138,933	$237,613
(4,035)	(77,273)		(26,977)	(20,001)	(11,662)	(2,736)	26,953	160,085
(145,183)	40,962		(68,522)	(70,734)	(9,093)	(9,008)	(602,842)	(437,621)

(141,932)	(23,001)		(79,944)	(66,831)	(18,674)	(8,219)	(436,956)	(39,923)

(5,971)	(43,165)		(14,466)	(18,717)	(2,141)	(3,736)	(117,446)	(215,249)
(857)	(4,595)		(29)	(43)	(267)	(551)	(33,505)	(51,275)
N/A	N/A		N/A	N/A	(35)	(105)	(1,322)	(2,047)
N/A	(396	)(a)	N/A	N/A	N/A	N/A	N/A	N/A
(623)	(5,041)		N/A	N/A	(440)	(704)	(3,434)	(5,646)
(88)	(718)		N/A	N/A	(13)	(37)	(473)	(794)
N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

0	0		0	(1,468)	0	0	0	0
0	0		0	(4)	0	0	0	0
N/A	N/A		N/A	N/A	0	0	0	0
N/A	0	(a)	N/A	N/A	N/A	N/A	N/A	N/A
0	0		N/A	N/A	0	0	0	0
0	0		N/A	N/A	0	0	0	0
N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

(7,539)	(53,915)		(14,495)	(20,232)	(2,896)	(5,133)	(156,180)	(275,011)

100,752	(28,169)		26,411	48,314	(27,370)	(3,295)	(697,750)	909,626

(48,719)	(105,085)		(68,028)	(38,749)	(48,940)	(16,647)	(1,290,886)	594,692

665,190	770,275		1,403,150	1,441,899	195,880	212,527	7,677,807	7,083,115
$616,471	$665,190		$1,335,122	$1,403,150	$146,940	$195,880	$6,386,921	$7,677,807

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	43

Statements of Changes in Net Assets	(Cont.)

	PIMCO Strategic Bond Fund		PIMCO Total Return Fund II			PIMCO Total Return Fund IV		PIMCO Total Return ESG Fund

(Amounts in thousands†)	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022		Six Month Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Month Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,436	$1,930	$6,274	$8,231		$3,377	$6,925	$30,625		$50,432
Net realized gain (loss)	(2,302)	2,109	(14,237)	(7,984)		(5,328)	2,727	(42,789)		10,162
Net change in unrealized appreciation (depreciation)	(7,001)	(8,637)	(51,685)	(28,732)		(29,644)	(22,376)	(265,484)		(184,790)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,867)	(4,598)	(59,648)	(28,485)		(31,595)	(12,724)	(277,648)		(124,196)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(780)	(892)	(6,372)	(9,393)		(3,579)	(6,730)	(25,784)		(57,950)
I-2	(289)	(437)	(59)	(130)		N/A	N/A	(4,619)		(11,434)
I-3	N/A	N/A	N/A	N/A		N/A	N/A	(0	)(b)	N/A
Administrative Class	N/A	N/A	N/A	(24	)(a)	N/A	N/A	(239)		(609)
Class A	(153)	(187)	N/A	N/A		(135)	(247)	(175)		(443)
Class C	(6)	(1)	N/A	N/A		N/A	N/A	(6)		(14)
Class R	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Tax basis return of capital
Institutional Class	0	0	0	(55)		0	0	0		0
I-2	0	0	0	(1)		N/A	N/A	0		0
I-3	N/A	N/A	N/A	N/A		N/A	N/A	0	(b)	N/A
Administrative Class	N/A	N/A	N/A	0	(a)	N/A	N/A	0		0
Class A	0	0	N/A	N/A		0	0	0		0
Class C	0	0	N/A	N/A		N/A	N/A	0		0
Class R	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Total Distributions(c)	(1,228)	(1,517)	(6,431)	(9,603)		(3,714)	(6,977)	(30,823)		(70,450)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	9,063	3,297	(12,053)	38,312		(4,604)	(115,453)	3,253		554,735

Total Increase (Decrease) in Net Assets	(32)	(2,818)	(78,132)	224		(39,913)	(135,154)	(305,218)		360,089

Net Assets:

Beginning of period	144,203	147,021	619,352	619,128		331,474	466,628	2,495,207		2,135,118
End of period	$144,171	$144,203	$541,220	$619,352		$291,561	$331,474	$2,189,989		$2,495,207

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on March 18, 2022.
(b)	Inception date of I-3 was July 29, 2022.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

44	PIMCO BOND FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(216,802)	$(688,292)	$(141,932)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(712,619)	(2,581,943)	(617,327)
Proceeds from sales of long-term securities	561,812	3,458,235	520,200
(Purchases) Proceeds from sales of short-term portfolio investments, net	(7,107)	(72,882)	1,156
(Increase) decrease in deposits with counterparty	(1,656)	1,760	(174)
(Increase) decrease in receivable for investments sold	(36,229)	857,679	(29,289)
(Increase) decrease in interest and/or dividends receivable	(1,187)	5,724	(665)
(Increase) decrease in dividends receivable from Affiliates	(30)	(164)	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	58,073	101,919	11,131
Proceeds from (Payments on) over the counter financial derivative instruments	733	5,578	291
(Increase) decrease in reimbursement receivable from PIMCO	0	0	0
Increase (decrease) in payable for investments purchased	41,989	132,184	43,263
Increase (decrease) in deposits from counterparty	(330)	3,010	(1,111)
Increase (decrease) in accrued investment advisory fees	(20)	(256)	(8)
Increase (decrease) in accrued supervisory and administrative fees	(20)	(259)	(10)
Increase (decrease) in accrued distribution fees	0	0	(1)
Increase (decrease) in accrued servicing fees	0	(1)	(3)
Proceeds from (Payments on) short sales transactions, net	(369)	(2,803)	(3,908)
Proceeds from (Payments on) foreign currency transactions	(200)	(383)	0
Increase (decrease) in other liabilities	0	(14)	0
Net Realized (Gain) Loss
Investments in securities	15,598	274,221	12,798
Investments in Affiliates	(2)	1	0
Exchange-traded or centrally cleared financial derivative instruments	(33,123)	(60,461)	(8,456)
Over the counter financial derivative instruments	(800)	(6,914)	(307)
Foreign currency	125	118	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	274,471	589,647	147,815
Investments in Affiliates	172	481	0
Exchange-traded or centrally cleared financial derivative instruments	(28,782)	(49,153)	(3,405)
Over the counter financial derivative instruments	475	(227)	773
Foreign currency assets and liabilities	75	265	0
Net amortization (accretion) on investments	(11,831)	(6,869)	(1,016)

Net Cash Provided by (Used for) Operating Activities	(97,584)	1,960,201	(70,185)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	215,628	448,377	242,215
Payments on shares redeemed	(129,653)	(1,093,951)	(141,308)
Increase (decrease) in overdraft due to custodian	1	(1,672)	1
Cash distributions paid*	(5)	(2,416)	(232)
Proceeds from reverse repurchase agreements	43,843,796	67,564,229	1,490,395
Payments on reverse repurchase agreements	(43,844,435)	(68,878,079)	(1,525,211)
Proceeds from sale-buyback transactions	793,076	2,028,052	377,157
Payments on sale-buyback transactions	(789,028)	(2,022,425)	(372,832)

Net Cash Received from (Used for) Financing Activities	89,380	(1,957,885)	70,185

Net Increase (Decrease) in Cash and Foreign Currency	(8,204)	2,316	0

Cash and Foreign Currency:

Beginning of period	8,614	744	0
End of period	$410	$3,060	$0

* Reinvestment of distributions	$10,603	$55,335	$7,299

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$3,940	$10,273	$722

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	45

Schedule of Investments	PIMCO Dynamic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.5%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$6,000	$5,829

Adient U.S. LLC
6.365% (LIBOR01M + 3.250%) due 04/10/2028 ~		1,975	1,870

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,995	1,902

Brookfield Retail Holdings
5.534% due 08/27/2025		2,050	1,984

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		1,349	1,321
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		5,398	5,331

Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		3,030	2,773

CommScope, Inc.
6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~		4,409	4,084

Hertz Corp.
6.370% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,836	2,691

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		431	405

IRB Holding Corp.
5.695% due 12/15/2027		6,364	5,978
7.802% (LIBOR06M + 4.750%) due 02/05/2025 ~		3,473	3,364

MPH Acquisition Holdings LLC
7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~		4,764	4,416

Organon & Co.
6.188% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,606	2,554

Qatar National Bank
TBD% due 11/06/2023 «		4,600	4,595

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		5,618	5,238

SkyMiles IP Ltd.
6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,005

Spa Holdings 3 Oy
7.424% (LIBOR03M + 3.750%) due 02/04/2028 ~		1,675	1,556

U.S. Foods, Inc.
5.865% (LIBOR01M + 2.750%) due 11/22/2028 ~		4,319	4,228

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,878	1,801

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~		7,680	6,455

Total Loan Participations and Assignments (Cost $73,264)			69,380

CORPORATE BONDS & NOTES 25.8%

BANKING & FINANCE 16.4%

ADLER Real Estate AG
3.000% due 04/27/2026	EUR	200	137

AerCap Ireland Capital DAC
3.300% due 01/30/2032		$3,700	2,787

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,671

American Tower Corp.
1.875% due 10/15/2030		1,700	1,260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.100% due 06/15/2030		$700	$537
3.650% due 03/15/2027		4,000	3,663
4.050% due 03/15/2032		700	604

Aviation Capital Group LLC
5.500% due 12/15/2024		1,400	1,357

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	337
2.528% due 11/18/2027		9	7
4.250% due 04/15/2026		1,200	1,077

Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	900	804
5.375% due 01/18/2028 •		2,500	1,313

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(i)(j)		1,400	1,258

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	5,900	1,377

Banco Santander SA
1.849% due 03/25/2026		$5,000	4,323
2.958% due 03/25/2031		4,600	3,494
4.175% due 03/24/2028 •		5,000	4,513

Bank of America Corp.
3.384% due 04/02/2026 •		2,700	2,552
3.550% due 03/05/2024 •		5,100	5,061
3.743% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,704
4.125% due 01/22/2024		11,000	10,918

Barclays PLC
2.894% due 11/24/2032 •		4,400	3,186
3.330% due 11/24/2042 •		4,300	2,728
3.650% due 03/16/2025		1,100	1,041
4.337% due 01/10/2028		800	714
4.338% due 05/16/2024 •		300	297
4.375% due 01/12/2026		900	849
4.375% due 03/15/2028 •(i)(j)		2,400	1,485
4.836% due 05/09/2028		350	306
4.972% due 05/16/2029 •		1,900	1,712
7.750% due 09/15/2023 •(i)(j)		6,700	6,206

Blue Owl Finance LLC
3.125% due 06/10/2031		1,900	1,352

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,587
2.159% due 09/15/2029 •		6,400	5,014
2.871% due 04/19/2032 •		2,000	1,515
4.400% due 08/14/2028		6,000	5,408

Citigroup, Inc.
3.057% due 01/25/2033 •(k)		2,400	1,893
3.290% due 03/17/2026 •(k)		2,500	2,361
3.785% due 03/17/2033 •(k)		5,200	4,366
4.044% due 06/01/2024 •		6,500	6,450
4.658% due 05/24/2028 •		5,600	5,326
4.910% due 05/24/2033 •		1,200	1,106

Corebridge Financial, Inc.
3.650% due 04/05/2027		3,300	3,018

CPI Property Group SA
1.500% due 01/27/2031	EUR	6,514	4,075
1.625% due 04/23/2027		100	77
2.750% due 05/12/2026		1,600	1,354
2.750% due 01/22/2028	GBP	2,400	1,827

Credit Suisse AG
6.500% due 08/08/2023 (j)		$11,393	11,277

Credit Suisse Group AG
3.091% due 05/14/2032 •		3,250	2,285
3.750% due 03/26/2025		14,975	13,966
4.194% due 04/01/2031 •		1,000	788
6.373% due 07/15/2026 •		1,200	1,160
6.375% due 08/21/2026 •(i)(j)		1,200	876
7.250% due 09/12/2025 •(i)(j)		200	153
7.500% due 07/17/2023 •(i)(j)		1,800	1,548
7.500% due 12/11/2023 •(i)(j)		5,500	5,070

Cromwell Ereit Lux Finco SARL
2.125% due 11/19/2025	EUR	4,500	3,506

CTP NV
0.625% due 09/27/2026		1,000	790

Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	1,941
1.625% due 01/20/2027	EUR	1,000	834
1.750% due 11/19/2030 •		600	446

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.129% due 11/24/2026 •(k)		$1,000	$850
3.547% due 09/18/2031 •		5,600	4,277
3.729% due 01/14/2032 •(k)		1,700	1,147
5.882% due 07/08/2031 •		1,700	1,363
6.119% due 07/14/2026 •		11,700	11,372

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		930	916

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		422	421

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,159
3.900% due 04/15/2032		$2,500	2,128

Erste Group Bank AG
6.500% due 04/15/2024 •(i)(j)	EUR	2,200	2,004

Extra Space Storage LP
2.350% due 03/15/2032		$1,300	960

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,611

Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	94
3.375% due 11/13/2025		$2,500	2,212
3.550% due 10/07/2022		3,700	3,703
3.664% due 09/08/2024		1,428	1,344
4.535% due 03/06/2025	GBP	600	600
5.125% due 06/16/2025		$200	189

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,562
3.000% due 03/15/2024		2,100	2,042
3.615% due 03/15/2028 •		4,600	4,191
3.691% due 06/05/2028 •		16,100	14,578

HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,017
2.871% due 11/22/2032 •		5,700	4,160
2.999% due 03/10/2026 •		1,500	1,388
4.300% due 03/08/2026		400	384
4.583% due 06/19/2029 •		5,600	5,000
4.600% due 12/17/2030 •(i)(j)		2,800	1,949
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	5,535
6.250% due 03/23/2023 •(i)(j)		$200	192

HSBC USA, Inc.
3.750% due 05/24/2024		3,000	2,943

Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,800	1,173
3.875% due 11/13/2029		400	273
4.250% due 11/07/2027		1,300	986
4.500% due 05/29/2029		2,100	1,486
4.750% due 04/27/2027		2,400	1,896
4.950% due 11/07/2047		2,800	1,722

Hyundai Capital Services, Inc.
0.750% due 09/15/2023		2,600	2,493

ING Groep NV
4.017% due 03/28/2028 •		3,500	3,182

Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,466
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,477

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,260
2.963% due 01/25/2033 •		6,900	5,432
3.220% due 03/01/2025 •		4,000	3,873
4.005% due 04/23/2029 •		500	451

Lincoln Financing SARL
3.625% due 04/01/2024	EUR	3,100	2,945

Lloyds Banking Group PLC
3.500% due 04/01/2026 •		2,400	2,306
3.750% due 03/18/2028 •		$1,900	1,710
4.450% due 05/08/2025		10,500	10,152
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	870

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		$3,800	3,193

Morgan Stanley Domestic Holdings, Inc.
4.500% due 06/20/2028		5,000	4,763

MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	1,400	1,117
2.550% due 12/05/2023	GBP	3,600	3,737
3.375% due 04/24/2030		800	595
3.692% due 06/05/2028		2,750	2,275

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	$10,286
4.302% due 03/08/2029 •		13,500	12,026
4.363% due 08/01/2024 •		5,000	4,930

NatWest Group PLC
4.519% due 06/25/2024 •		600	593
4.892% due 05/18/2029 •		2,200	2,006
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	1,427
8.000% due 08/10/2025 •(i)(j)		$900	841

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	895
2.450% due 09/15/2028		600	453

OneMain Finance Corp.
5.625% due 03/15/2023		1,200	1,196
6.125% due 03/15/2024		4,850	4,679

Piper Sandler Cos.
5.200% due 10/15/2023		3,600	3,501

QBE Insurance Group Ltd.
7.500% due 11/24/2043 •(j)		17,650	17,617

RLJ Lodging Trust LP
4.000% due 09/15/2029		1,100	864

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,151

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	559

SBA Communications Corp.
3.875% due 02/15/2027		2,100	1,866

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	1,530

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,581
4.125% due 07/15/2023		1,500	1,483

Societe Generale SA
4.677% due 06/15/2027		8,100	7,723
7.875% due 12/18/2023 •(i)(j)		600	577

Standard Chartered PLC
7.750% due 04/02/2023 •(i)(j)		600	585

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		4,800	3,598

UBS Group AG
4.375% due 02/10/2031 •(i)(j)		800	528

UniCredit SpA
7.830% due 12/04/2023		14,700	14,826

Ursa Re II Ltd.
7.000% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	6,807

VICI Properties LP
5.625% due 05/01/2024		1,000	984

Virgin Money U.K. PLC
3.375% due 04/24/2026 •	GBP	300	296
4.000% due 09/25/2026 •		1,500	1,486

Wells Fargo & Co.
3.526% due 03/24/2028 •		$9,700	8,795
3.584% due 05/22/2028 •		4,950	4,483

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	4,517

			448,460

INDUSTRIALS 7.8%

Air Canada
4.625% due 08/15/2029	CAD	800	490

Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	1,339

Altice France SA
4.250% due 10/15/2029		2,700	2,012
5.500% due 10/15/2029		$2,800	2,114

American Airlines Pass-Through Trust
3.150% due 08/15/2033		432	362
3.350% due 04/15/2031		1,724	1,507
3.375% due 11/01/2028		260	217
3.575% due 07/15/2029		572	511
3.650% due 02/15/2029		734	649
3.700% due 04/01/2028		1,321	1,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026		$1,900	$1,788
5.750% due 04/20/2029		500	437

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,107

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	6,000	4,742

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	7,600	6,428

Boeing Co.
1.950% due 02/01/2024		$4,400	4,225

Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,735
4.150% due 04/15/2032		3,600	3,018
4.926% due 05/15/2037		21	17

Caesars Entertainment, Inc.
6.250% due 07/01/2025		1,200	1,159

CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,506

Centene Corp.
4.250% due 12/15/2027		1,700	1,559

Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,411
4.908% due 07/23/2025		15,700	15,324

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,210
5.875% due 03/31/2025		1,800	1,809

Chesapeake Energy Corp.
5.500% due 02/01/2026		700	671
5.875% due 02/01/2029		300	279

Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,003

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,170
4.750% due 05/09/2032		300	281

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		454	457

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(b)		1,129	903

Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,107
4.750% due 01/15/2029		$7,200	6,107
5.000% due 04/15/2026		2,900	2,644

DAE Funding LLC
1.625% due 02/15/2024		2,500	2,344

Delta Air Lines, Inc.
4.500% due 10/20/2025		1,300	1,263
7.000% due 05/01/2025		700	705
7.375% due 01/15/2026		6,900	6,986

DISH DBS Corp.
5.250% due 12/01/2026		1,200	985
5.750% due 12/01/2028		4,200	3,182

EQT Corp.
6.125% due 02/01/2025		2,300	2,306

Exela Intermediate LLC
11.500% due 07/15/2026		944	278

Expedia Group, Inc.
6.250% due 05/01/2025		484	488

FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,088

Ford Motor Co.
3.250% due 02/12/2032		1,900	1,372

Fraport AG Frankfurt Airport Services Worldwide
2.125% due 07/09/2027	EUR	300	267

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$4,000	4,009

General Mills, Inc.
3.750% (US0003M + 1.010%) due 10/17/2023 ~		400	402

GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2027		3,000	2,724

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSK Consumer Healthcare Capital UK PLC
3.125% due 03/24/2025		$3,000	$2,834

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		6,500	5,381

Hyatt Hotels Corp.
1.800% due 10/01/2024		1,300	1,220
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		1,700	1,700

IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,600	2,919

INEOS Styrolution Group GmbH
2.250% due 01/16/2027		3,800	2,878

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$1,617	1,379

JetBlue Pass-Through Trust
4.000% due 05/15/2034		451	402

Kraft Heinz Foods Co.
5.000% due 07/15/2035		73	67

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,237

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		6,600	4,023

MGM China Holdings Ltd.
4.750% due 02/01/2027		700	545

Mileage Plus Holdings LLC
6.500% due 06/20/2027		4,275	4,192

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		3,400	2,811

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	271
3.043% due 09/15/2023		$7,500	7,295
3.522% due 09/17/2025		700	644
4.345% due 09/17/2027		5,200	4,489
4.810% due 09/17/2030		1,100	893

NXP BV
4.400% due 06/01/2027		1,800	1,701

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,263

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,489

Picard Midco, Inc.
6.500% due 03/31/2029		4,300	3,639

Prosus NV
1.207% due 01/19/2026	EUR	600	498
2.085% due 01/19/2030		1,400	988
2.778% due 01/19/2034		1,600	1,089

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$1,423	1,367

Sands China Ltd.
5.900% due 08/08/2028		1,500	1,264

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		3,500	3,452

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	2,600	2,012

Studio City Finance Ltd.
5.000% due 01/15/2029		$1,200	535

T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,058
3.875% due 04/15/2030		2,100	1,864

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,050

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		286	254

Unigel Luxembourg SA
8.750% due 10/01/2026		3,700	3,530

United Airlines Pass-Through Trust
2.700% due 11/01/2033		455	365
5.875% due 04/15/2029		4,175	4,033

United Airlines, Inc.
4.375% due 04/15/2026		300	268
4.625% due 04/15/2029		1,600	1,328

UnitedHealth Group, Inc.
4.000% due 05/15/2029		4,000	3,731

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	4,300	$3,522

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		$4,800	4,301

Wynn Las Vegas LLC
5.250% due 05/15/2027		600	529
5.500% due 03/01/2025		500	469

Wynn Macau Ltd.
5.125% due 12/15/2029		500	326
5.500% due 01/15/2026		300	228
5.500% due 10/01/2027		600	415
5.625% due 08/26/2028		3,856	2,576

Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	162
7.750% due 04/15/2025		200	196

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,416

			213,926

UTILITIES 1.6%

AT&T, Inc.
4.300% due 02/15/2030		$105	96

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,603

Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		500	247
3.250% due 02/25/2030		400	190

Georgia Power Co.
4.700% due 05/15/2032		6,900	6,474

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,146
3.150% due 01/01/2026		1,500	1,349
3.250% due 06/01/2031		2,800	2,140
3.300% due 12/01/2027		1,000	844
3.400% due 08/15/2024		200	191
3.450% due 07/01/2025		300	279
3.500% due 06/15/2025		200	181
3.950% due 12/01/2047		600	382
4.200% due 03/01/2029		5,500	4,677
4.250% due 08/01/2023		1,100	1,092
4.300% due 03/15/2045		700	466
4.400% due 03/01/2032		1,100	907
4.450% due 04/15/2042		400	283
4.500% due 07/01/2040		200	146
4.550% due 07/01/2030		1,000	858

Rio Oil Finance Trust
8.200% due 04/06/2028		349	351
9.250% due 07/06/2024		73	73

Southern California Edison Co.
4.700% due 06/01/2027		3,100	3,011

Southern California Gas Co.
2.950% due 04/15/2027		5,900	5,393

Sprint Corp.
7.625% due 03/01/2026		6,600	6,838

System Energy Resources, Inc.
2.140% due 12/09/2025		700	631

Verizon Communications, Inc.
3.875% due 03/01/2052		3,400	2,539

			43,387

Total Corporate Bonds & Notes (Cost $821,857)			705,773

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Royal Caribbean Cruises Ltd.
4.250% due 06/15/2023		4,400	4,301

Southwest Airlines Co.
1.250% due 05/01/2025		7,500	8,589

Total Convertible Bonds & Notes (Cost $11,900)			12,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	$2,500	$2,001

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	271	283

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,021	1,085

		1,368

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	167	84

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)	43	24
4.000% due 07/01/2037	26	21

		129

WASHINGTON 0.1%

Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,261

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	34,905	2,633

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	314
3.501% due 06/01/2035	400	309

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.193% due 06/01/2023	620	607
1.497% due 06/01/2024	600	569
1.820% due 06/01/2026	200	177

		4,609

Total Municipal Bonds & Notes (Cost $13,870)		12,368

U.S. GOVERNMENT AGENCIES 16.4%

Fannie Mae
0.000% due 06/25/2050 ~(a)	10,506	332
1.589% due 12/25/2042 ~(a)	12,171	573
1.632% due 12/01/2034 •	9	9
1.795% due 12/01/2034 •	6	6
2.000% due 02/01/2036 •	26	26
2.059% due 08/01/2042 - 10/01/2044 •	92	94
2.124% due 03/01/2036 •	71	70
2.190% due 07/25/2043 ~(a)	4,973	1,034
2.300% due 01/01/2036 •	35	36
2.330% due 09/01/2039 •	11	11
2.493% due 03/25/2036 •	7	7
2.504% due 12/25/2036 •	19	19
2.740% due 09/01/2031 •	6	6
2.788% due 05/25/2035 ~	6	6
3.000% due 09/25/2026 (a)	273	2
3.016% due 06/25/2047 •(a)	442	52
3.116% due 06/25/2048 •(a)	7,565	852
3.138% due 05/01/2036 •	22	23
3.204% due 03/25/2034 •	11	11
3.234% due 08/25/2034 ~	7	7
3.357% due 05/01/2036 •	2	2
3.397% due 11/01/2034 •	74	76
3.416% due 01/25/2042 •(a)	5,276	541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.434% due 03/25/2037 - 05/25/2042 •	$50	$50
3.443% due 10/18/2030 ~	1	1
3.516% due 01/25/2041 ~(a)	925	13
3.543% due 04/18/2032 ~	14	14
3.611% due 11/25/2046 ~(a)	6,868	303
3.875% due 11/25/2023 ~	2	2
3.951% due 09/01/2034 •	3	3
3.963% due 12/01/2036 •	3	3
4.000% due 06/25/2050 (a)	8,256	1,673
4.038% due 08/01/2029 •	3	3
4.106% due 08/01/2028 •	1	1
5.000% due 01/25/2035	5	5
5.000% due 06/25/2041 (a)	631	96
5.110% due 01/25/2032 þ	3	3
5.712% due 02/25/2033 þ	63	60
5.750% due 08/25/2033	26	26
6.000% due 01/25/2033 - 07/25/2044	94	96
6.089% due 10/25/2031 þ	15	15
7.500% due 06/25/2032	10	10

Freddie Mac
1.500% due 02/25/2036 (a)	17,071	868
2.000% due 01/25/2051 (a)	5,534	556
2.348% due 12/01/2032 •	1	1
2.504% due 07/25/2044 •	811	847
2.587% due 08/15/2040 •	640	626
2.916% due 04/25/2048 •(a)	16,434	2,078
2.916% due 11/25/2049 ~(a)	5,305	680
3.000% due 12/15/2047 (a)	3,882	589
3.168% due 12/15/2029 •	21	21
3.318% due 01/15/2032 •	2	2
3.388% due 09/01/2035 •	2	2
3.475% due 09/01/2035 •	1	1
3.495% due 03/01/2036 •	7	7
3.500% due 12/15/2047 - 06/15/2049 (a)	7,109	1,394
3.981% due 08/01/2035 •	2	2
4.000% due 07/01/2047 - 10/01/2047	79	75
4.000% due 06/15/2049 (a)	5,697	1,116
4.416% due 07/25/2033 ~	1	1
5.000% due 02/15/2048 (a)	333	72
5.500% due 09/15/2039	26	26
6.000% due 05/15/2035	58	59
6.500% due 10/25/2043	43	43
6.555% due 09/25/2029 ~	22	22
7.000% due 07/25/2043	28	30
7.002% due 11/25/2030 þ	2	2
7.500% due 08/15/2030 - 03/25/2044	50	54
8.610% due 12/25/2030 þ	85	83

Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2025 ~	1	0
1.625% due 07/20/2030 •	8	7
1.750% due 10/20/2027 - 10/20/2029 •	11	11
2.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	5	6
2.000% due 10/20/2027 •	1	1
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	8	8
2.625% due 01/20/2027 •	16	16
2.875% due 04/20/2030 •	5	5
3.036% due 08/20/2049 - 09/20/2049 •(a)	16,016	1,536
3.314% due 05/20/2037 •	264	263
5.000% due 03/15/2039 - 05/15/2039	523	527
5.500% due 10/15/2034 - 03/15/2035	43	45
6.000% due 06/20/2038	13	13
8.000% due 03/20/2030	6	7
8.500% due 04/20/2030 - 07/20/2030	1	0

Ginnie Mae, TBA
2.500% due 11/01/2052	9,000	7,737

U.S. Small Business Administration
4.340% due 03/01/2024	4	4

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.760% due 09/01/2025	$13	$12
5.600% due 09/01/2028	53	52
6.220% due 12/01/2028	54	55

Uniform Mortgage-Backed Security
3.000% due 03/01/2050	79,224	69,669
3.500% due 10/01/2040 - 06/01/2048	7,475	6,860
4.000% due 05/01/2047 - 04/01/2048	11,147	10,551
6.500% due 06/01/2036 - 08/01/2038	801	838

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2052	117,200	94,923
2.500% due 11/01/2051	47,000	39,351
3.000% due 11/01/2052	57,300	49,877
3.500% due 10/01/2052 - 11/01/2052	142,600	128,336
4.000% due 10/01/2052	16,500	15,315
4.500% due 10/01/2052	9,400	8,957

Total U.S. Government Agencies (Cost $490,039)		450,411

U.S. TREASURY OBLIGATIONS 11.0%

U.S. Treasury Bonds
2.500% due 02/15/2045	20	15

U.S. Treasury Notes
0.125% due 04/30/2023	31,900	31,187
1.250% due 08/31/2024	83,300	78,748
1.750% due 01/31/2023 (n)	700	695
1.875% due 08/31/2024 (n)(p)	19,690	18,833
2.250% due 11/15/2024 (n)	71,718	68,810
2.375% due 08/15/2024 (n)	72,390	69,921
2.500% due 05/15/2024 (n)(p)	18,400	17,877
2.500% due 03/31/2027	6,300	5,886
2.875% due 11/30/2023 (n)(p)	9,570	9,415

Total U.S. Treasury Obligations (Cost $314,627)		301,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~	3	3
3.344% due 03/25/2036 •	234	151
3.345% due 10/25/2035 ^~	261	250

American Home Mortgage Assets Trust
2.024% due 11/25/2046 ~	8,282	2,731
2.074% due 10/25/2046 ~	126	110
3.274% due 05/25/2046 ^•	267	220

Banc of America Funding Trust
2.418% due 10/20/2046 ^~	662	560
3.313% due 02/20/2047 ~	926	935
3.373% due 10/20/2036 •	278	213
3.454% due 06/20/2037 ^~	51	45
3.504% due 04/25/2037 ^•	235	208
3.553% due 06/20/2047 ~	868	735
3.884% due 05/25/2037 ^~	159	149
5.500% due 09/25/2034	385	345
5.806% due 03/25/2037 ^~	6	6
5.878% due 10/25/2036 ^~	164	142
6.000% due 08/25/2037 ^	383	320

Banc of America Mortgage Trust
2.633% due 02/25/2034 ~	24	23
3.038% due 05/25/2034 ~	59	57

BCAP LLC Trust
0.000% due 02/26/2036 ~	380	138
0.000% due 06/26/2036 ~	508	374
5.250% due 02/26/2036 ~	1,352	631
5.250% due 06/26/2037	344	305
16.917% due 04/26/2037 ~	356	147

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	29	19
2.437% due 04/25/2034 ~	22	22
2.845% due 02/25/2033 ~	1	1
2.847% due 05/25/2034 ~	10	9
2.995% due 05/25/2034 ~	11	11
2.999% due 01/25/2034 ~	115	113
3.754% due 11/25/2034 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.861% due 08/25/2035 ^~	$37	$35
3.958% due 11/25/2034 ~	53	48
4.390% due 08/25/2035 ~	16	15

Bear Stearns ALT-A Trust
2.994% due 03/25/2036 ~	943	585
2.997% due 01/25/2036 ^~	655	636
2.999% due 05/25/2035 ~	1,168	1,109
3.130% due 11/25/2035 ^~	81	66
3.339% due 08/25/2036 ^~	11	7
3.404% due 08/25/2036 ^•	1,022	919
3.424% due 08/25/2036 ^~	400	339
3.482% due 03/25/2036 ^~	236	195
3.484% due 02/25/2034 •	53	48
3.524% due 04/25/2036 ^~	1,137	1,709
3.532% due 11/25/2036 ^~	389	201

Bear Stearns Mortgage Funding Trust
3.274% due 01/25/2037 •	1,260	1,102

Chase Mortgage Finance Trust
3.094% due 02/25/2037 ~	18	18
3.257% due 06/25/2035 ~	16	16

ChaseFlex Trust
3.384% due 07/25/2037 •	393	370
6.000% due 02/25/2037 ^	568	250

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.123% due 08/25/2037 ^þ	1,389	1,157

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.314% due 05/25/2036 •	561	490

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	14	12
6.000% due 09/25/2037	91	87

Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	3	3

Citigroup Global Markets Mortgage Securities, Inc.
3.584% due 05/25/2032 •	40	38

Citigroup Mortgage Loan Trust
2.183% due 02/25/2034 ~	13	13
2.480% due 11/25/2035 ~	166	159
3.440% due 09/25/2035 ~	66	63
3.732% due 09/25/2037 ^~	386	347
3.810% due 08/25/2035 ~	183	179
3.810% due 08/25/2035 ^~	20	16
3.851% due 11/25/2036 ^~	275	252

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	337	298

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	413	257

Countrywide Alternative Loan Trust
2.584% due 01/25/2036 •	524	492
3.176% due 10/25/2035 ^~	252	214
3.324% due 06/25/2036 ~	572	526
3.364% due 04/25/2047 ~	2,076	1,838
3.434% due 05/25/2036 ^~	968	415
3.434% due 05/25/2037 ^•	33	13
3.453% due 07/20/2035 •	19	18
3.454% due 02/25/2037 ^•	7,259	2,335
3.464% due 09/25/2046 ^•	57	53
3.484% due 05/25/2036 ^~	1,052	836
3.484% due 06/25/2037 •	13	11
3.534% due 09/25/2035 ^•	2,282	1,423
3.584% due 12/25/2035 ^•	2,055	1,002
3.584% due 05/25/2037 ^•	811	318
3.584% due 09/25/2046 ^•	823	617
3.633% due 11/20/2035 •	1,618	1,411
3.638% due 06/25/2037 ^~	62	56
3.644% due 12/25/2035 ~	263	239
3.784% due 05/25/2036 •	1,101	494
3.794% due 07/25/2036 ^~	873	356
3.834% due 08/25/2035 ^•	51	44
3.884% due 12/25/2035 ^•	355	308
3.984% due 12/25/2036 ^~	4,070	1,398
5.250% due 06/25/2035 ^	12	9
5.500% due 04/25/2035	305	258
5.500% due 10/25/2035 ^	221	139
5.500% due 11/25/2035 ^	1,247	793
5.500% due 12/25/2035 ^	166	94
5.500% due 01/25/2036	200	125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/25/2036 ^		$41	$19
5.750% due 07/25/2035 ^		1,294	852
6.000% due 04/25/2036 ^		611	311
6.000% due 01/25/2037 ^		715	428
6.000% due 02/25/2037 ^		2,041	1,139
6.000% due 03/25/2037 ^		669	276
6.000% due 08/25/2037 ^		484	261
6.250% due 11/25/2036 ^		373	283
6.500% due 09/25/2037 ^		1,098	482

Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•		489	457
2.506% due 09/25/2034 ^~		10	8
2.719% due 12/25/2033 ~		12	11
2.778% due 11/25/2034 ~		29	27
2.834% due 06/20/2035 ~		2	2
3.227% due 03/25/2037 ^~		52	46
3.383% due 07/25/2034 ~		73	69
3.664% due 04/25/2035 ~		1	1
3.678% due 08/25/2034 ^~		1	1
3.678% due 08/25/2034 ~		9	9
3.724% due 03/25/2035 •		86	78
3.744% due 02/25/2035 ~		38	35
3.824% due 02/25/2035 •		620	532
3.844% due 09/25/2034 •		2	2
5.500% due 11/25/2035 ^		46	28
5.500% due 07/25/2037 ^		403	206
5.750% due 07/25/2037 ^		1,597	835
5.750% due 08/25/2037		6,466	3,731
5.910% due 02/20/2036 ^~		112	94
6.000% due 02/25/2036 ^		373	170
6.000% due 03/25/2036 ^		3	2

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 06/25/2035 ~		597	568
3.484% due 11/25/2034 ~		15	14

Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~		35	32
6.000% due 01/25/2036 ^		869	523

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~		2	2
7.000% due 02/25/2034		126	124

Credit Suisse Mortgage Capital Certificates
3.518% due 07/27/2037 ~		1,461	1,446

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		300	138
7.000% due 08/25/2037 ^~		823	471

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~		460	438

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.184% due 08/25/2037 ^•		195	158
3.324% due 08/25/2036 ^~		1,315	1,222

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
3.384% due 04/25/2037 •		359	252

Downey Savings & Loan Association Mortgage Loan Trust
2.024% due 03/19/2046 ^•		328	267
3.513% due 08/19/2045 ~		8	7

EMF-NL Prime BV
0.802% due 04/17/2041 ~	EUR	2,063	1,943

Eurosail PLC
1.502% due 10/17/2040 •		674	661

Extended Stay America Trust
3.898% due 07/15/2038 •		$12,026	11,668

First Horizon Alternative Mortgage Securities Trust
0.000% due 01/25/2036 ^~		2,317	1,336
3.163% due 06/25/2036 ^~		273	225
3.605% due 03/25/2035 ~		19	13
3.905% due 04/25/2036 ^~		216	188

First Horizon Mortgage Pass-Through Trust
3.875% due 08/25/2035 ~		80	57

GreenPoint Mortgage Funding Trust
3.524% due 06/25/2045 ~		6	5
3.624% due 11/25/2045 •		55	51

GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.396% due 10/25/2033 ~		8	8

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance PLC
1.264% due 08/28/2039 •	EUR	390	$355

GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	307

GSMPS Mortgage Loan Trust
3.434% due 03/25/2035 ~		35	34

GSR Mortgage Loan Trust
2.880% due 03/25/2033 •		3	3
3.093% due 06/25/2034 ~		32	29
5.750% due 03/25/2036 ^		151	142
5.750% due 01/25/2037 ^		347	230
6.000% due 02/25/2036 ^		1,147	538
6.000% due 03/25/2037 ^		696	406
6.000% due 05/25/2037 ^		218	163
6.500% due 09/25/2036 ^		327	167

HarborView Mortgage Loan Trust
2.719% due 06/19/2045 ^~		2,458	1,243
3.137% due 04/19/2034 ~		4	3
3.173% due 11/19/2036 •		95	86
3.173% due 11/19/2046 ^~		24	17
3.473% due 06/19/2035 •		24	23
3.493% due 01/19/2036 •		925	579
3.553% due 02/19/2036 •		637	352
3.613% due 11/19/2035 ~		575	452
3.813% due 11/19/2034 ^•		295	252
4.493% due 10/19/2035 •		393	272

HomeBanc Mortgage Trust
2.793% due 04/25/2037 ^~		5,309	4,825

Impac CMB Trust
3.744% due 03/25/2035 ~		58	55

Impac Secured Assets Trust
3.784% due 05/25/2036 •		34	30

Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		179	172

IndyMac IMSC Mortgage Loan Trust
3.144% due 06/25/2037 ^~		488	348

IndyMac INDA Mortgage Loan Trust
2.990% due 01/25/2036 ~		383	357
3.013% due 12/25/2036 ^~		21	18

IndyMac INDX Mortgage Loan Trust
2.948% due 01/25/2036 ^~		233	205
2.975% due 12/25/2034 ~		211	204
3.234% due 06/25/2036 ~		532	494
3.244% due 04/25/2037 •		275	235
3.334% due 02/25/2037 ~		1,303	882
3.464% due 09/25/2046 ~		18	16
3.484% due 11/25/2046 ~		288	267
3.682% due 10/25/2034 ~		711	686

JP Morgan Alternative Loan Trust
2.993% due 06/27/2037 ~		212	162
3.364% due 03/25/2037 ~		521	533
3.444% due 06/25/2037 •		4,238	2,426
3.626% due 05/25/2037 ^~		729	625
5.500% due 11/25/2036 ^~		1	1
5.843% due 05/26/2037 ~		2,963	2,435
6.810% due 08/25/2036 ^þ		937	873

JP Morgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		21	21
3.414% due 01/15/2046		8	8

JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~		4	4
2.754% due 04/25/2036 ^~		115	100
3.184% due 11/25/2035 ^~		178	150
3.285% due 05/25/2034 ~		46	45
3.314% due 07/25/2035 ~		12	11
3.326% due 04/25/2037 ^~		20	17
5.750% due 01/25/2036 ^		778	402
6.000% due 08/25/2037 ^		10	6
6.250% due 07/25/2036 ^		1,290	657
6.500% due 01/25/2036 ^		420	236
6.500% due 08/25/2036 ^		1,435	623

Lehman XS Trust
3.484% due 08/25/2046 •		1,168	1,072
3.544% due 04/25/2046 ^~		351	412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
2.775% due 05/25/2034 ~	$63	$60
3.684% due 05/25/2047 ^~	5	5
3.819% due 11/21/2034 ~	16	15

MASTR Seasoned Securitization Trust
3.385% due 10/25/2032 ~	7	7

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.518% due 11/15/2031 •	35	34

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.258% due 12/15/2030 •	63	60

Merrill Lynch Mortgage Investors Trust
0.277% due 11/25/2029 ~(a)	787	2
2.611% due 03/25/2036 ^~	770	435
2.724% due 02/25/2033 ~	8	7
2.734% due 02/25/2036 ~	410	398
2.969% due 05/25/2033 ~	2	2
3.744% due 06/25/2028 •	1	1

Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	2	2
2.657% due 05/15/2046	9	9
3.912% due 07/15/2046 ~	4	4

Morgan Stanley Mortgage Loan Trust
2.720% due 07/25/2035 ~	90	81
2.812% due 12/25/2037 ~	1,249	851
2.920% due 07/25/2035 ^~	70	60
3.190% due 06/25/2036 ~	15	14
3.199% due 08/25/2034 ~	34	33
3.344% due 03/25/2036 •	209	139
3.618% due 06/25/2036 ~	1,779	1,705
3.817% due 08/25/2034 ~	6	6

NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035 ^	459	405

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	8,617	8,109
2.750% due 11/25/2059 ~	13,281	12,128

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.991% due 10/25/2035 ~	356	230
3.416% due 08/25/2035 ~	39	39
3.504% due 06/25/2037 ~	3,793	3,382

Prime Mortgage Trust
3.484% due 02/25/2034 •	1	1

RBSGC Mortgage Loan Trust
5.500% due 11/25/2035 ^~	1,845	1,563

RBSSP Resecuritization Trust
2.924% due 06/27/2036 ~	2,439	2,346
2.924% due 06/27/2036 •	3,500	2,649
2.924% due 08/27/2037 ~	472	463

Residential Accredit Loans, Inc. Trust
3.334% due 02/25/2036 ^•	151	98
3.364% due 01/25/2037 ~	285	291
3.425% due 02/25/2035 ^~	508	421
3.444% due 05/25/2036 ~	832	746
3.454% due 12/25/2036 ~	62	51
3.484% due 11/25/2036 ^~	193	143
3.541% due 12/26/2034 ^~	156	66
3.584% due 08/25/2037 •	46	41
3.884% due 10/25/2045 •	119	105
4.588% due 01/25/2036 ^~	1,172	939
5.923% due 09/25/2037 ~	6,968	5,269
6.000% due 06/25/2036 ^	182	149
6.500% due 09/25/2037 ^	237	189

Residential Asset Securitization Trust
3.484% due 01/25/2046 ^~	1,500	489
3.534% due 02/25/2034 •	58	56
5.500% due 09/25/2035 ^	84	44
5.500% due 12/25/2035 ^	236	124
5.750% due 02/25/2036 ^	788	340
6.000% due 07/25/2036	362	207
6.000% due 07/25/2037 ^	1,355	560

Residential Funding Mortgage Securities, Inc. Trust
4.058% due 02/25/2036 ^~	244	217
4.120% due 09/25/2036 ^~	19	10
6.000% due 10/25/2036 ^	314	266
6.500% due 03/25/2032	12	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RMAC Securities PLC
2.371% due 06/12/2044 ~	GBP	548	$582

Sequoia Mortgage Trust
3.034% due 09/20/2046 ^~		$43	31

STRIPs Ltd.
5.000% due 03/27/2023 ~		239	6

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		12	10
3.252% due 04/25/2036 ^~		313	203
3.404% due 10/25/2035 •		2,333	2,168
3.469% due 10/25/2036 ^~		317	198
3.519% due 01/25/2035 ~		72	69
3.524% due 06/25/2037 •		1,303	1,143
3.645% due 09/25/2036 ^~		199	157
3.683% due 03/25/2034 ~		6	5

Structured Asset Mortgage Investments Trust
3.204% due 08/25/2036 •		167	152
3.444% due 07/25/2046 •		1,795	1,507
3.493% due 07/19/2035 •		123	116
3.504% due 05/25/2036 •		91	71
3.504% due 08/25/2036 ^•		822	769
3.544% due 05/25/2045 •		29	26
3.573% due 07/19/2034 ~		5	4
3.644% due 02/25/2036 ^•		267	233
3.653% due 09/19/2032 ~		1	1
3.684% due 08/25/2036 ^•		602	545
3.693% due 03/19/2034 ~		2	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.895% due 03/25/2033 ~		20	20

Thornburg Mortgage Securities Trust
2.741% due 10/25/2043 ~		62	58
6.050% due 06/25/2037 ~		13,472	12,419

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	11,342	12,639

UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$52	52
3.244% due 04/10/2046		40	40

Wachovia Mortgage Loan Trust LLC
2.497% due 10/20/2035 ~		250	236
2.548% due 05/20/2036 ^~		84	81
2.775% due 03/20/2037 ^~		24	22

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •		168	150
1.834% due 01/25/2047 ~		77	72
1.854% due 06/25/2047 ^~		43	32
1.907% due 05/25/2046 ~		96	81
2.084% due 06/25/2046 ~		435	410
2.304% due 11/25/2042 •		7	7
2.325% due 12/25/2032 ~		1,788	1,730
2.333% due 03/25/2033 ~		26	25
2.359% due 12/25/2046 •		280	267
2.482% due 03/25/2034 ~		1	1
2.504% due 06/25/2042 •		92	85
2.504% due 08/25/2042 ~		60	57
2.806% due 03/25/2037 ^~		15,119	12,754
2.828% due 03/25/2035 ~		94	92
2.889% due 10/25/2036 ^~		20	18
2.945% due 01/25/2036 ~		469	452
3.121% due 05/25/2037 ^~		34	30
3.206% due 06/25/2033 ~		37	36
3.226% due 06/25/2037 ^~		959	865
3.389% due 07/25/2037 ^~		243	227
3.607% due 10/25/2036 ^~		560	504
3.624% due 12/25/2045 •		3	3
3.635% due 08/25/2035 ~		216	207
3.664% due 12/25/2045 •		318	284
4.141% due 10/25/2034 ~		88	81
4.171% due 09/25/2033 ~		4	4

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	655
3.101% (SONIO/N + 0.950%) due 12/21/2049 ~		5,101	5,690
3.801% due 12/21/2049 •		910	1,014
4.301% due 12/21/2049 •		455	507
4.801% (SONIO/N + 2.650%) due 12/21/2049 ~		260	290
5.301% (SONIO/N + 3.150%) due 12/21/2049 ~		260	289

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
1.874% due 04/25/2047 ~		$3,062	$2,473
3.639% due 06/25/2033 ~		15	14
3.784% due 01/25/2036 ^•		2,289	1,860
5.500% due 11/25/2035		98	74
5.750% due 11/25/2035 ^		606	558
6.000% due 10/25/2035 ^		349	242

Wells Fargo Alternative Loan Trust
3.434% due 06/25/2037 ^~		914	814

Wells Fargo Mortgage-Backed Securities Trust
2.873% due 04/25/2036 ~		42	40

Total Non-Agency Mortgage-Backed Securities (Cost $222,186)			205,962

ASSET-BACKED SECURITIES 25.4%

522 Funding CLO Ltd.
3.750% due 10/20/2031 •		3,700	3,615

ACAS CLO Ltd.
3.630% due 10/18/2028 •		7,310	7,186

ACE Securities Corp. Home Equity Loan Trust
3.204% due 08/25/2036 ^~		2,950	814
3.244% due 08/25/2036 ^•		1,582	437
3.284% due 12/25/2036 ~		5,054	1,498
4.059% due 11/25/2033 ~		158	154

Aegis Asset-Backed Securities Trust
4.084% due 03/25/2035 ^~		208	198

American Money Management Corp. CLO Ltd.
3.610% due 04/17/2029 •		346	344
3.862% due 11/10/2030 •		2,600	2,563

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.209% due 11/25/2034 ~		870	824

Amortizing Residential Collateral Trust
3.784% due 10/25/2031 •		239	228

Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		8,400	8,289
3.652% due 07/15/2032 •		800	785
3.899% due 07/22/2032 ~		4,400	4,285

Apex Credit CLO Ltd.
4.517% due 09/20/2029 ~		6,068	5,962

Apidos CLO
3.670% due 07/17/2030 ~		1,900	1,862

Ares CLO Ltd.
3.382% due 01/15/2029 ~		6,227	6,117
3.562% due 01/15/2032 •		2,000	1,950

Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	14,000	13,263
0.897% due 04/20/2032 •		3,300	3,090

Argent Securities Trust
3.194% due 09/25/2036 •		$373	130
3.234% due 09/25/2036 •		880	307
3.384% due 06/25/2036 •		3,471	1,051
3.384% due 07/25/2036 •		2,102	626

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.904% due 02/25/2034 •		579	543

Asset-Backed Funding Certificates Trust
3.194% due 01/25/2037 •		2,710	1,645
3.244% due 01/25/2037 •		1,302	791
3.384% due 05/25/2037 •		12,333	11,407
3.784% due 06/25/2034 •		348	326
4.084% due 06/25/2037 ~		37	31
4.134% due 03/25/2034 ^•		677	648
4.209% due 12/25/2032 •		209	203

Asset-Backed Securities Corp. Home Equity Loan Trust
4.179% due 02/25/2035 ~		625	617

Aurium CLO DAC
0.732% due 01/16/2031 •	EUR	6,700	6,399

Avoca CLO DAC
0.810% due 01/12/2031 ~		500	479

Bayview Financial Revolving Asset Trust
4.043% due 02/28/2040 ~		$64	60

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
3.404% due 08/25/2036 •		$2,661	$2,565
3.714% due 02/25/2036 •		1,940	1,934
3.729% due 12/25/2035 ~		39	39
3.804% due 11/25/2035 ^•		1,435	1,424
3.819% due 09/25/2035 ~		1,267	1,263
3.884% due 09/25/2046 •		301	280
4.044% due 04/25/2035 ~		28	28
4.084% due 11/25/2042 •		4	4
5.500% due 08/25/2036		80	79
5.750% due 11/25/2034 ^þ		641	541
6.500% due 10/25/2036 ^		4,613	2,556

Belle Haven ABS CDO Ltd.
0.663% due 11/03/2044 •		13,570	4,226
0.703% due 11/03/2044 •		20,345	6,390

Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •		9,200	9,041

Birch Grove CLO Ltd.
4.423% due 06/15/2031 •		4,900	4,811

Cairn CLO DAC
0.780% due 10/15/2031 •	EUR	6,000	5,668

Carlyle Euro CLO DAC
0.700% due 01/15/2031 ~		6,900	6,585
1.211% due 08/15/2032 ~		2,200	2,080

Carlyle Global Market Strategies CLO Ltd.
3.839% due 04/22/2032 •		$900	878
3.872% due 08/14/2030 ~		9,400	9,267

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •		4,700	4,570

Carrington Mortgage Loan Trust
3.244% due 10/25/2036 •		876	732
3.564% due 06/25/2036 •		3,294	3,182
3.984% due 05/25/2034 •		1,263	1,176

Catamaran CLO Ltd.
3.859% due 04/22/2030 ~		10,844	10,698

CIFC Funding Ltd.
3.733% due 10/24/2030 •		9,300	9,152

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •		11,398	10,657

Citigroup Mortgage Loan Trust
3.404% due 09/25/2036 •		9,787	7,367
3.404% due 12/25/2036 •		1,726	1,257

Citius Funding Ltd.
2.906% due 05/05/2046 ^•(c)		435,816	44

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		4,944	4,886

Countrywide Asset-Backed Certificates
3.764% due 12/25/2036 ^•		162	122

Countrywide Asset-Backed Certificates Trust
3.224% due 08/25/2037 •		1,403	1,376
3.394% due 09/25/2037 ^•		1,676	1,453
3.804% due 07/25/2034 •		318	311
4.242% due 12/25/2034 ~		259	258
4.584% due 02/25/2035 ~		2,710	2,682

Credit Suisse First Boston Mortgage Securities Corp.
3.394% due 01/25/2032 ~		2	2

Credit-Based Asset Servicing & Securitization LLC
3.834% due 04/25/2036 ~		1,046	1,048

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.267% due 03/25/2037 ^þ		8,210	3,354

Credit-Based Asset Servicing & Securitization Trust
3.117% due 01/25/2037 ^þ		1,196	419
3.384% due 11/25/2036 •		885	433

Crestline Denali CLO Ltd.
3.740% due 04/20/2030 ~		2,226	2,199
3.923% due 10/23/2031 ~		4,650	4,544

Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		1	1
7.790% due 05/25/2030 ^þ		170	159

Elevation CLO Ltd.
3.733% due 10/25/2030 •		5,500	5,396

Fieldstone Mortgage Investment Trust
2.764% due 11/25/2036 ~		1,414	906

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
3.909% due 05/25/2034 •	$315	$304

First Franklin Mortgage Loan Trust
4.029% due 03/25/2035 •	1,751	1,712
4.359% due 07/25/2034 ~	297	292

Fremont Home Loan Trust
3.214% due 11/25/2036 ~	5,026	1,914
3.234% due 01/25/2037 •	1,426	658
3.564% due 02/25/2037 •	3,628	1,380
3.584% due 05/25/2036 •	8,796	5,348
3.954% due 05/25/2034 •	3,042	2,889

GE-WMC Mortgage Securities Trust
3.384% due 08/25/2036 ~	2,414	1,140

GoldenTree Loan Management U.S. CLO Ltd.
3.620% due 11/20/2030 ~	7,700	7,513

GSAA Home Equity Trust
3.644% due 07/25/2037 ~	31,412	17,196
3.984% due 08/25/2037 ~	144	139
4.999% due 09/25/2035 ~	86	75

GSAMP Trust
3.134% due 12/25/2046 ~	1,057	553
3.184% due 12/25/2046 •	3,856	2,017
3.234% due 12/25/2046 ~	2,481	1,298
3.314% due 12/25/2046 ~	477	250
3.384% due 09/25/2036 •	1,480	583
3.564% due 08/25/2036 •	781	651
3.624% due 04/25/2036 ~	2,268	1,535
3.954% due 11/25/2034 •	915	883

Home Equity Loan Trust
3.424% due 04/25/2037 ~	3,000	2,620

Home Equity Mortgage Loan Asset-Backed Trust
3.244% due 07/25/2037 •	2,726	1,619
3.284% due 07/25/2037 •	2,812	1,672
3.324% due 04/25/2037 •	1,939	1,343

Home Equity Mortgage Trust
5.867% due 07/25/2036 ^þ	142	18

HSI Asset Securitization Corp. Trust
3.274% due 01/25/2037 ~	1,525	1,130
3.304% due 12/25/2036 •	3,513	983
3.424% due 12/25/2036 •	1,016	281
3.524% due 12/25/2036 ~	7,518	2,086

IXIS Real Estate Capital Trust
3.544% due 01/25/2037 •	3,830	1,521

JP Morgan Mortgage Acquisition Trust
3.384% due 07/25/2036 •	1,311	653
3.404% due 07/25/2036 ^~	1,340	425
6.630% due 07/25/2036 ^þ	1,067	361

KKR CLO Ltd.
3.462% due 07/15/2030 ~	5,800	5,731

L2L Education Loan Trust
3.158% due 06/15/2031 •	1,973	1,971

LCM LP
3.710% due 07/20/2030 •	4,700	4,624

Lehman XS Trust
3.604% due 05/25/2046 ^•	26,285	23,435

Lendingpoint Asset Securitization Trust
1.110% due 02/15/2029	2,638	2,593

Long Beach Mortgage Loan Trust
3.684% due 02/25/2036 •	1,556	1,346
4.244% due 07/25/2032 ^•	79	76

Magnetite Ltd.
3.785% due 11/15/2028 •	10,296	10,077

Marble Point CLO Ltd.
3.552% due 10/15/2030 ~	5,300	5,218

MASTR Asset-Backed Securities Trust
3.134% due 10/25/2036 •	908	306
3.184% due 11/25/2036 ~	55	20
3.324% due 10/25/2036 •	1,700	1,535
3.384% due 08/25/2036 ~	881	374
3.564% due 03/25/2036 ~	2,775	2,001
3.834% due 10/25/2035 ^•	614	572

Merrill Lynch Mortgage Investors Trust
3.304% due 08/25/2037 •	1,762	959
3.384% due 08/25/2037 •	10,632	5,803
3.534% due 02/25/2047 •	470	291
3.776% due 02/25/2037 ^þ	1,570	239

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MidOcean Credit CLO
3.836% due 01/29/2030 ~		$3,540	$3,492
4.034% due 02/20/2031 •		4,000	3,919

Morgan Stanley ABS Capital, Inc. Trust
3.144% due 12/25/2036 ~		3,250	1,757
3.194% due 03/25/2037 •		1,386	652
3.224% due 11/25/2036 •		8,665	4,492
3.234% due 10/25/2036 •		19,043	10,615
3.234% due 11/25/2036 •		2,753	1,715
3.234% due 12/25/2036 ~		719	389
3.264% due 02/25/2037 •		2,076	710
3.284% due 02/25/2037 •		57	32
3.304% due 11/25/2036 •		4,685	2,429
3.334% due 03/25/2037 •		14,865	6,996
3.384% due 09/25/2036 ~		9,533	3,760
3.404% due 09/25/2036 ~		1,628	745
3.444% due 02/25/2037 •		1,492	510
3.564% due 06/25/2036 •		924	519
3.584% due 08/25/2036 ~		115	62
3.999% due 03/25/2035 ~		316	313
4.134% due 09/25/2033 •		527	515
4.134% due 06/25/2035 ^~		4,000	3,635

Morgan Stanley Home Equity Loan Trust
3.184% due 12/25/2036 •		1,409	737

Nelnet Student Loan Trust
2.893% due 10/25/2033 •		223	218
3.702% due 03/23/2037 ~		128	125

New Century Home Equity Loan Trust
6.084% due 01/25/2033 ^~		339	289

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.414% due 10/25/2036 ^•		4,246	987
3.484% due 02/25/2037 ^•		434	141

NovaStar Mortgage Funding Trust
3.294% due 01/25/2037 •		2,967	1,083
3.384% due 09/25/2036 •		3,369	1,523
3.424% due 11/25/2036 ~		7,543	2,662
3.584% due 10/25/2036 •		1,141	677

Oaktree CLO Ltd.
3.869% due 04/22/2030 ~		2,100	2,057

OCP Euro CLO DAC
1.005% due 09/22/2034 •	EUR	7,400	6,975

Octagon Investment Partners Ltd.
3.905% due 02/14/2031 •		$1,500	1,466

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
3.844% due 12/25/2035 ~		2,075	1,980

Option One Mortgage Loan Trust
3.214% due 07/25/2037 ~		921	601
3.264% due 04/25/2037 •		922	464
3.304% due 01/25/2037 ~		791	490
3.324% due 04/25/2037 •		1,012	618
3.334% due 03/25/2037 •		510	270
3.334% due 07/25/2037 ~		1,247	813

Ownit Mortgage Loan Trust
3.077% due 10/25/2035 þ		631	370
3.384% due 05/25/2037 •		1,622	1,257

OZLM Ltd.
3.720% due 10/17/2029 •		3,520	3,461
3.870% due 07/20/2032 •		4,600	4,463

Palmer Square CLO Ltd.
3.738% due 10/17/2031 ~		1,500	1,471

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 ~	EUR	12,754	12,245

Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$1,828	1,786
3.510% due 07/20/2029 ~		9,613	9,500

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.884% due 12/25/2034 •		754	741

People’s Financial Realty Mortgage Securities Trust
3.224% due 09/25/2036 •		2,341	704

RAAC Trust
3.594% due 02/25/2036 ~		26	26
3.684% due 06/25/2044 •		246	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rad CLO Ltd.
3.903% due 07/24/2032 •		$5,450	$5,295

Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,636	4,008
5.612% due 04/25/2037 þ		3,801	1,193

Residential Asset Securities Corp. Trust
3.604% due 07/25/2036 ^•		14,155	12,658
3.624% due 07/25/2036 •		2,619	2,307
3.924% due 12/25/2034 •		200	197
4.119% due 08/25/2035 •		2,000	1,974

Romark CLO Ltd.
3.813% due 10/23/2030 •		5,300	5,203

Saranac CLO Ltd.
4.385% due 08/13/2031 ~		3,700	3,624

Saxon Asset Securities Trust
2.019% due 03/25/2035 ^~		165	160
2.614% due 10/25/2046 •		735	719

Sculptor European CLO DAC
0.790% due 01/14/2032 •	EUR	7,200	6,835

Securitized Asset-Backed Receivables LLC Trust
3.584% due 03/25/2036 •		$2,537	1,633
3.849% due 02/25/2034 •		725	709

Segovia European CLO DAC
0.927% due 07/20/2032 ~	EUR	8,100	7,658

SG Mortgage Securities Trust
3.234% due 10/25/2036 ~		$3,252	3,064
3.294% due 10/25/2036 •		2,300	1,755
3.624% due 02/25/2036 ~		5,208	3,100

Sierra Madre Funding Ltd.
3.023% due 09/07/2039 ~		14,031	10,079
3.043% due 09/07/2039 ~		32,746	23,524

Signal Peak CLO Ltd.
3.893% due 04/25/2031 •		2,300	2,251

SLM Student Loan Trust
4.283% due 04/25/2023 •		2,341	2,324
4.584% due 06/25/2043 •		103	97
4.584% due 09/25/2076 •		104	97
4.884% due 11/25/2070 ~		141	135

Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		4,722	4,678
3.690% due 10/20/2030 ~		5,100	5,009
3.763% due 07/25/2030 •		2,800	2,750
3.920% due 07/20/2032 •		5,500	5,398

Soundview Home Loan Trust
3.194% due 02/25/2037 •		4,327	1,225
3.644% due 10/25/2036 ~		2,757	2,654
4.034% due 09/25/2037 •		2,171	1,840

Specialty Underwriting & Residential Finance Trust
3.204% due 03/25/2037 •		704	445
3.384% due 09/25/2037 •		4,053	1,750

Stratus CLO Ltd.
3.660% due 12/29/2029 ~		4,892	4,809

Structured Asset Investment Loan Trust
3.804% due 10/25/2035 •		443	430
4.059% due 01/25/2035 •		1,713	1,564
4.209% due 01/25/2035 •		606	515
4.464% due 04/25/2033 •		36	34
4.659% due 01/25/2035 ~		684	520
4.809% due 01/25/2035 ^•		549	191

Structured Asset Securities Corp. Trust
3.774% due 09/25/2035 ~		7,109	6,781

Symphony CLO Ltd.
3.433% due 07/14/2026 •		655	653

Symphony Static CLO Ltd.
3.613% due 10/25/2029 •		4,041	3,934

Talon Funding Ltd.
3.634% due 06/05/2035 •		1,445	234

TCI-Symphony CLO Ltd.
3.475% due 10/13/2032 •		9,300	9,024

TCW CLO Ltd.
3.753% due 04/25/2031 •		5,600	5,472

THL Credit Wind River CLO Ltd.
3.592% due 04/15/2031 ~		7,000	6,804

Tikehau CLO DAC
1.130% due 08/04/2034 •	EUR	2,500	2,358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$18,501	$17,504

Triaxx Prime CDO Ltd.
2.813% due 10/02/2039 •		3,599	207

Venture CLO Ltd.
3.610% due 10/20/2028 •		931	912
3.700% due 07/20/2030 •		2,600	2,563
3.730% due 04/20/2029 ~		6,443	6,404
3.942% due 07/30/2032 ~		4,900	4,741

Vibrant CLO Ltd.
3.750% due 09/15/2030 •		6,900	6,783
3.830% due 07/20/2032 •		6,200	6,037
4.477% due 06/20/2029 ~		1,665	1,649

Voya CLO Ltd.
3.512% due 10/15/2030 •		2,800	2,749
3.690% due 04/17/2030 ~		987	973

Washington Mutual Asset-Backed Certificates Trust
3.564% due 05/25/2036 •		1,416	1,134

Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~		1,921	1,904
3.600% due 07/20/2029 •		6,844	6,754
3.770% due 10/20/2029 •		1,870	1,850

Wells Fargo Home Equity Asset-Backed Securities Trust
4.659% due 02/25/2035 ~		380	380

Total Asset-Backed Securities (Cost $814,863)			696,863

SOVEREIGN ISSUES 5.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		4,802	935
1.000% due 07/09/2029		685	134
1.400% due 03/25/2023	ARS	1,164,567	4,276
1.500% due 07/09/2035 þ		$14,347	2,643
3.500% due 07/09/2041 þ		132	28
15.500% due 10/17/2026	ARS	31,710	26
47.331% (BADLARPP) due 10/04/2022 ~		2,200	1

Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,393

Israel Government International Bond
2.750% due 07/03/2030		3,200	2,840
3.375% due 01/15/2050		1,300	966
3.800% due 05/13/2060		3,800	2,895
3.875% due 07/03/2050		1,700	1,376

New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	19,461	10,984
3.000% due 09/20/2030 (h)		5,185	3,041

Peru Government International Bond
5.940% due 02/12/2029	PEN	40,600	8,969
6.150% due 08/12/2032		2,300	481
6.350% due 08/12/2028		30,675	7,045

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	325,460	1,085

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,600	2,294

Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$400	200
4.750% due 05/27/2026 ^(c)		400	200
5.100% due 03/28/2035 ^(c)		1,000	434
5.250% due 06/23/2047 ^(c)		800	400
5.625% due 04/04/2042 ^(c)		200	110

South Africa Government International Bond
4.850% due 09/30/2029		10,000	8,289
10.500% due 12/21/2026	ZAR	1,064,500	60,903

Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,907
6.350% due 08/10/2024		12,400	11,927

Total Sovereign Issues (Cost $179,057)			136,782

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos SAB de CV (d)	477	$0

ENERGY 0.0%

Constellation Oil ‘B’ «(d)(k)	1,262,836	137

FINANCIALS 0.0%

Intelsat SA «(d)(k)	22,223	622

Total Common Stocks (Cost $2,728)		759

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA «(d)	2,327	10

Total Rights (Cost $0)		10

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(k)	1	0

FINANCIALS 0.0%

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	2,327	12

Total Warrants (Cost $0)		12

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500%	3,500	4,214

Total Convertible Preferred Securities (Cost $4,179)		4,214

PREFERRED SECURITIES 1.1%

BANKING & FINANCE 0.7%

AGFC Capital Trust
4.262% (US0003M + 1.750%) due 01/15/2067 ~	6,600,000	3,518

	SHARES	MARKET VALUE (000S)

Bank of America Corp.
4.300% due 01/28/2025 •(i)	3,900,000	$3,227
5.875% due 03/15/2028 •(i)	1,600,000	1,379

CaixaBank SA
6.750% due 06/13/2024 •(i)(j)	200,000	181

Citigroup, Inc.
4.000% due 12/10/2025 •(i)	600,000	507

JPMorgan Chase & Co.
5.000% due 08/01/2024 •(i)	7,900,000	7,117

Nationwide Building Society
10.250% ~	10,000	1,309

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)	3,571,675	3,221

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	400,000	339

		20,798

UTILITIES 0.4%

AT&T Mobility LLC
7.000% due 01/20/2023 «(i)(k)	400,020	10,181

Total Preferred Securities (Cost $35,345)		30,979

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.5%

COMMERCIAL PAPER 1.2%

AT&T, Inc.
4.040% due 12/15/2022	$6,500	6,447

Crown Castle International Corp.
3.560% due 10/11/2022	14,750	14,734

Fiserv, Inc.
3.455% due 10/11/2022	5,300	5,294
3.466% due 10/12/2022	5,650	5,644

Verizon Communications, Inc.
3.563% due 11/08/2022	800	797

		32,916

REPURCHASE AGREEMENTS (l) 3.4%
		92,295

SHORT-TERM NOTES 0.1%

Pacific Gas & Electric Co.
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~	1,700	1,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
0.754% due 05/19/2023 (f)(g)(h)	ARS	460,139	$1,664

JAPAN TREASURY BILLS 10.4%
(0.136)% due 10/11/2022 - 12/12/2022 (e)(f)	JPY	41,103,000	284,038

U.S. TREASURY BILLS 1.3%
2.532% due 10/20/2022 - 12/15/2022 (e)(f)(n)(p)		$35,693	35,646

Total Short-Term Instruments (Cost $459,856)			448,255

Total Investments in Securities (Cost $3,443,771)			3,076,045

		SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III		533,592	5,181

Total Short-Term Instruments (Cost $5,183)			5,181

Total Investments in Affiliates (Cost $5,183)			5,181

Total Investments 112.5% (Cost $3,448,954)			$3,081,226

Financial Derivative Instruments (m)(o) (0.6)% (Cost or Premiums, net $8,945)			(16,648)

Other Assets and Liabilities, net (11.9)%			(325,861)

Net Assets 100.0%			$2,738,717

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	09/24/2020	$10,820	$10,181	0.37%
Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	2,400	1,893	0.07
Citigroup, Inc. 3.290% due 03/17/2026	03/10/2022	2,500	2,361	0.09
Citigroup, Inc. 3.785% due 03/17/2033	03/10/2022	5,200	4,366	0.16
Constellation Oil ‘B’	06/10/2022	137	137	0.01
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	2,100	1,941	0.07
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	1,000	850	0.03
Deutsche Bank AG 3.729% due 01/14/2032	01/27/2021 - 01/28/2021	1,708	1,147	0.04
Intelsat SA	09/05/2018	2,086	622	0.02

		$ 27,951	$23,498	0.86%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$2,395	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(2,443)	$2,395	$2,395
NXN	2.970	09/30/2022	10/03/2022	89,900	U.S. Treasury Bonds 3.000% due 02/15/2049	(90,586)	89,900	89,922

Total Repurchase Agreements						$(93,029)	$92,295	$92,317

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (10.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2052	$125,200	$(108,437)	$(101,402)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	150,200	(126,086)	(121,639)
Uniform Mortgage-Backed Security, TBA	3.500	10/13/2052	65,000	(59,348)	(58,515)

Total U.S. Government Agencies				(293,871)	(281,556)

U.S. Treasury Obligations (1.1)%
U.S. Treasury Inflation Protected Securities	0.125	07/15/2031	36,036	(32,094)	(31,479)

Total Short Sales (11.4)%				$(325,965)	$(313,035)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$2,395	$0	$0	$0	$2,395	$(2,443)	$(48)
NXN	89,922	0	0	0	89,922	(90,586)	(664)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(31,479)	(31,479)	(517)	(31,996)

Total Borrowings and Other Financing Transactions	$92,317	$0	$0	$(31,479)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(32) of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,852) at a weighted average interest rate of (1.978%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BTP December Futures	12/2022	608	$	66,726	$(2,956)	$685	$(262)
Euro-Bund 10-Year Bond December Futures	12/2022	24		3,257	(170)	23	(10)
U.S. Treasury 5-Year Note December Futures	12/2022	2,858		307,257	(8,887)	0	(759)
U.S. Treasury 10-Year Note December Futures	12/2022	3,861		432,673	(20,778)	0	(1,508)

					$(32,791)	$708	$(2,539)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	2,241	$	(536,551)	$8,858	$196	$0
Euro-Bobl December Futures	12/2022	150		(17,604)	425	4	(87)
U.S. Treasury 10-Year Ultra December Futures	12/2022	826		(97,868)	6,375	413	0
U.S. Treasury 30-Year Bond December Futures	12/2022	717		(90,633)	6,892	471	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	337		(46,169)	4,422	548	0

					$26,972	$1,632	$(87)

Total Futures Contracts					$(5,819)	$2,340	$(2,626)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.076%	$	3,000	$(10)	$24	$14	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2022	0.960		900	0	0	0	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.053		1,700	6	(6)	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		7,000	(21)	(224)	(245)	9	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052		400	(9)	(8)	(17)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.823	EUR	9,600	30	9	39	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.770	$	700	93	(73)	20	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308		1,700	338	(166)	172	3	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.264		15,600	315	(284)	31	0	(1)
Stellantis NV	5.000	Quarterly	06/20/2026	2.167	EUR	3,300	766	(447)	319	4	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346		4,700	1,097	(623)	474	12	0
Valeo SA	1.000	Quarterly	06/20/2026	3.180		1,700	(19)	(101)	(120)	0	(4)

							$2,586	$(1,899)	$687	$29	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$	31,680	$(1,119)	$950	$(169)	$0	$(113)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026		75,240	(7,163)	7,049	(114)	0	(260)

						$(8,282)	$7,999	$(283)	$0	$(373)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	92	$(3)	$(3)	$(6)	$2	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		495	38	(40)	(2)	2	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		10,593	231	(452)	(221)	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	55

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$	6,200	$(272)	$29	$(243)	$0	$(2)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		1,500	27	(15)	12	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		4,900	107	(78)	29	4	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		200	4	(3)	1	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		8,500	53	(48)	5	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		7,300	2	(24)	(22)	1	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	19,000	(660)	(293)	(953)	99	0

						$(473)	$(927)	$(1,400)	$110	$(6)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	79,500	$(90)	$(1,275)	$(1,365)	$37	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		60,200	3,725	4,230	7,955	372	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		70,200	(10,709)	(3,713)	(14,422)	0	(499)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		20,200	4,132	7,193	11,325	0	(53)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		16,700	5,011	121	5,132	10	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.086	Semi-Annual	09/11/2029	JPY	624,000	0	(162)	(162)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		$29,600	(246)	(3,825)	(4,071)	0	(101)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(556)	(6,296)	(6,852)	0	(166)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	10,705	1,901	12,606	638	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	121,000	0	48	48	45	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		116,000	0	69	69	43	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		115,000	0	81	81	43	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		29,800	0	(214)	(214)	19	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		149,400	0	(393)	(393)	97	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		137,800	0	(343)	(343)	89	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		8,800	0	(22)	(22)	6	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		116,400	0	(287)	(287)	75	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		170,900	0	(411)	(411)	111	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		140,800	(844)	518	(326)	91	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		127,300	0	172	172	83	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		113,300	0	183	183	73	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	421,300	(34)	(6,977)	(7,011)	9	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	(1,088)	(1,087)	0	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	29,832,800	1,237	735	1,972	0	(105)
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026		227,249,700	(504)	(14,514)	(15,018)	797	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		44,017,000	83	(2,684)	(2,601)	156	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		116,355,500	1,226	12,415	13,641	0	(907)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		15,367,300	(1,199)	(603)	(1,802)	120	0
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		23,875,500	95	2,368	2,463	0	(188)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	59	(1,677)	(1,618)	33	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		243,600	(6)	(2,447)	(2,453)	33	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$239,700	11,005	10,400	21,405	806	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		31,800	2,731	730	3,461	118	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	5	17	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		25,770	258	5,579	5,837	95	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(127)	(140)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		8,500	(64)	(714)	(778)	36	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(19)	(359)	(378)	21	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		36,560	(4,585)	261	(4,324)	285	0
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	49	564	613	136	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		76,000	0	557	557	107	0
Receive	6-Month PLN-WIBOR	6.210	Annual	09/16/2027		127,100	4	875	879	178	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		77,500	0	470	470	108	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		72,500	0	463	463	101	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		66,700	0	441	441	93	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		120,800	0	789	789	169	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		27,000	0	169	169	38	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	488,630	(3)	(578)	(581)	0	(10)
Pay	UKRPI	4.125	Maturity	09/15/2032	GBP	2,850	0	102	102	96	0
Pay	UKRPI	4.130	Maturity	09/15/2032		15,000	0	209	209	513	0
Pay	UKRPI	4.333	Maturity	09/15/2032		6,500	1	228	229	219	0
Receive	UKRPI	3.579	Maturity	10/15/2033		24,300	9	(4,270)	(4,261)	0	(1,128)

							$21,471	$(1,103)	$20,368	$6,115	$(3,177)

Total Swap Agreements							$15,302	$4,070	$19,372	$6,254	$(3,564)

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,340	$6,254	$8,594	$0	$(2,807)	$(3,679)	$(6,486)

(n)

Securities with an aggregate market value of $19,090 and cash of $35,163 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(181) for closed futures and unsettled variation margin liability of $(115) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2022	CAD	1,674		$1,272	$60	$0

BOA	10/2022	BRL	3,091		588	15	0
	10/2022		$572	BRL	3,091	1	0
	10/2022		1,209	GBP	1,033	0	(56)
	11/2022	ZAR	65,651		$4,135	519	0
	12/2022	ILS	1,094		324	16	0
	12/2022	JPY	13,580,000		95,353	824	0
	12/2022		$3,770	PEN	14,808	0	(82)
	01/2023	ZAR	22,255		$1,252	33	0
	02/2023	PEN	24,355		6,203	164	0
	03/2023	ZAR	23,736		1,344	51	0

BPS	10/2022	BRL	74,068		14,109	378	0
	10/2022	EUR	3,528		3,535	78	0
	10/2022	NOK	2,440		244	20	0
	10/2022	NZD	32,264		19,733	1,676	0
	10/2022	PLN	206,737		44,513	2,890	0
	10/2022		$13,700	BRL	74,068	31	0
	10/2022		2,863	COP	12,442,650	0	(171)
	10/2022		1,339	EUR	1,338	0	(27)
	10/2022		4,332	GBP	3,890	77	(66)
	10/2022		1,469	PLN	7,349	10	0
	11/2022		2,089	PEN	8,104	0	(64)
	11/2022	ZAR	141,115		$8,802	1,030	0
	12/2022	CNH	10,519		1,521	46	0
	12/2022		$1,521	CNY	10,511	0	(45)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	57

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2022	JPY	13,723,000		$101,690	$6,811	$0
	11/2022		$11,561	JPY	1,668,848	1	0
	11/2022	ZAR	49,924		$3,111	361	0

CBK	10/2022	BRL	168,911		32,105	824	(32)
	10/2022	NZD	1,339		752	2	0
	10/2022	PEN	39,870		10,285	277	0
	10/2022		$32,528	BRL	168,911	0	(1,216)
	10/2022		8,791	EUR	8,641	0	(322)
	10/2022		1,451	GBP	1,307	8	0
	10/2022		10,276	PEN	39,870	0	(268)
	10/2022		5	PLN	22	0	0
	11/2022	ZAR	154,684		$9,427	912	0
	12/2022	CNH	4,110		594	18	0
	12/2022	MXN	29,334		1,439	0	0
	12/2022	PEN	60,281		15,067	277	(217)
	12/2022		$594	CNY	4,108	0	(18)
	01/2023		17,481	BRL	91,751	0	(824)
	01/2023		1,617	ZAR	28,327	0	(67)
	03/2023	PEN	18,346		$4,692	155	0

CLY	12/2022	CLP	7,820,685		8,465	476	0

DUB	10/2022	MXN	17,791		854	0	(26)
	12/2022	ZAR	25,614		1,630	224	0
	02/2023		36,465		2,183	192	0

GLM	10/2022	COP	12,442,650		2,802	110	0
	10/2022	DKK	7,610		1,024	21	0
	10/2022		$2,085	PLN	10,350	0	(1)
	11/2022	ZAR	69,519		$4,331	502	0
	12/2022		$1,898	PEN	7,555	0	(16)
	02/2023		2,732	COP	12,442,650	0	(103)
	05/2023	ZAR	64,088		$3,835	362	0

JPM	10/2022		$1,469	CNH	10,197	0	(41)
	11/2022		2,295	INR	184,357	0	(43)
	12/2022	KRW	71,133		$53	3	0
	12/2022	TWD	4,212		136	3	0

MBC	10/2022	EUR	1,899		1,885	24	0
	10/2022		$20,034	EUR	20,407	189	(222)
	10/2022		1,438	GBP	1,360	80	0
	10/2022		18,359	NZD	32,264	0	(302)
	10/2022		272	PLN	1,303	0	(9)
	11/2022	DKK	7,610		$1,002	0	(3)
	11/2022	NZD	32,264		18,359	301	0
	12/2022	CNH	5,312		761	16	0
	12/2022		$761	CNY	5,295	0	(17)
	05/2023		882	CNH	5,920	0	(48)

MYI	10/2022	AUD	9,246		$6,002	88	0
	10/2022	JPY	1,214,374		8,421	31	0
	10/2022	MXN	51,928		2,542	0	(27)
	10/2022		$3,420	AUD	4,919	0	(274)
	10/2022		179,163	EUR	185,700	2,832	0
	10/2022		38,900	GBP	35,935	1,224	0
	10/2022		606	PLN	2,986	0	(5)
	11/2022	EUR	185,700		$179,530	0	(2,828)
	11/2022	GBP	35,935		38,922	0	(1,226)
	11/2022		$6,005	AUD	9,246	0	(89)
	11/2022		8,421	JPY	1,211,128	0	(31)
	12/2022	CNH	2,392		$343	7	0
	12/2022		$343	CNY	2,384	0	(8)

RBC	10/2022		32,728	JPY	4,525,418	0	(1,460)
	11/2022		162	PEN	635	0	(4)

SCX	10/2022		8,399	CLP	7,908,081	0	(245)
	11/2022	COP	1,326,364		$312	27	0
	11/2022	PEN	45,654		11,014	0	(366)
	11/2022	SEK	12,260		1,196	89	0
	12/2022	CNH	2,665		382	8	0
	12/2022	KRW	95,756		72	5	0
	12/2022	TWD	1,936		63	2	0
	12/2022		$382	CNY	2,657	0	(9)
	12/2022		2,024	PEN	7,909	0	(55)

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2022	EUR	202,326		$203,608	$5,318	$0
	01/2023	ZAR	10,566		596	17	0

TOR	10/2022	JPY	13,800,000		100,120	4,656	0
	10/2022		$5,395	AUD	7,720	0	(457)

UAG	10/2022	EUR	8,333		$8,076	0	(91)
	10/2022	GBP	42,165		49,060	1,981	0
	10/2022	HKD	12,037		1,535	1	0
	10/2022	JPY	1,641,340		11,389	48	0
	10/2022	PLN	3,644		771	37	0
	10/2022		$515	AUD	751	0	(35)
	10/2022		1,252	CNH	8,715	0	(31)
	10/2022	ZAR	18,555		$1,078	54	0
	11/2022	GBP	2,318		2,516	0	(74)
	11/2022		$8,092	EUR	8,333	91	0
	11/2022		11,389	JPY	1,636,946	0	(48)
	11/2022	ZAR	224,316		$14,118	1,766	0
	03/2023		41,972		2,348	64	0

Total Forward Foreign Currency Contracts						$38,414	$(11,669)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	18,000	$958	$3,550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	26,300	1,500	6,079

FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	13,800	725	3,038

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	14,300	777	3,219

Total Purchased Options							$3,960	$15,886

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	8,400	$(10)	$(8)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	7,500	(9)	(7)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	9,800	(24)	(19)

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	10,500	(19)	(11)

JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	9,700	(9)	(9)

						$(71)	$ (54)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,500	$(23)	$(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,500	(23)	(65)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	87,900	(954)	(7,328)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(11,171)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	15,200	(25)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	15,200	(33)	(153)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	12,000	(21)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	12,000	(21)	(111)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	8,300	(50)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	8,300	(50)	(112)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	69,000	(725)	(5,967)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	457,600	(911)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	457,600	(911)	(15,026)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	7,200	(44)	(15)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	7,200	(44)	(97)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	59

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018%	10/20/2023	4,700	$ (31)	$(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	4,700	(31)	(60)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	4,700	(33)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	4,900	(35)	(58)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	4,900	(34)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	4,900	(34)	(57)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	4,900	(34)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	4,900	(34)	(56)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,700	(32)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,700	(32)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,700	(32)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,700	(32)	(66)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	515,000	(1,772)	(12,125)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	11,700	(21)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	11,700	(21)	(108)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	71,500	(777)	(6,251)

NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	166,500	(276)	(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	166,500	(365)	(1,681)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	19,500	(24)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	19,500	(44)	(205)

							$ (9,034)	$(60,887)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$	99.258	11/07/2022	12,600	$(71)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.375	11/07/2022	11,500	(65)	(387)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.406	11/07/2022	1,400	(8)	(48)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		100.375	11/07/2022	11,500	(43)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		100.406	11/07/2022	1,400	(5)	0

						$(192)	$(435)

Total Written Options						$(9,297)	$(61,376)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.648%	$ 100	$(2)	$1	$0	$(1)

FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172	2,300	(6)	0	0	(6)

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	200	(3)	0	0	(3)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.219	17,400	(770)	428	0	(342)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172	400	(49)	11	0	(38)

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.178	200	(7)	7	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482	1,100	(32)	23	0	(9)

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	2.637	EUR 5,900	1,407	(880)	527	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941	$ 200	(10)	8	0	(2)

MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.201	11,400	81	96	177	0

							$609	$(306)	$704	$(401)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$20	$0	$(6)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	511	0	(117)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	346	0	(78)

						$(1,078)	$877	$0	$(201)

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	1,153,300	$202	$1,800	$2,002	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		598,500	(296)	(1,715)	0	(2,011)

DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		417,000	(31)	755	724	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		216,000	(15)	(710)	0	(725)

GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		604,200	(9)	1,058	1,049	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		774,500	(188)	(2,415)	0	(2,603)

NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		4,598,500	540	7,442	7,982	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		1,937,600	(754)	(5,777)	0	(6,531)

								$(551)	$438	$11,757	$(11,870)

Total Swap Agreements								$(1,020)	$1,009	$12,461	$(12,472)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$60	$0	$0	$60	$0	$0	$0	$0	$60	$0	$60
BOA	1,623	9,629	2,002	13,254	(138)	(18,573)	(2,011)	(20,722)	(7,468)	7,542	74
BPS	6,236	0	0	6,236	(373)	(274)	0	(647)	5,589	(5,529)	60
BRC	7,173	0	0	7,173	0	(26)	0	(26)	7,147	(6,790)	357
CBK	2,473	0	0	2,473	(2,964)	0	(1)	(2,965)	(492)	890	398
CLY	476	0	0	476	0	0	0	0	476	(690)	(214)
DBL	0	0	724	724	0	0	(725)	(725)	(1)	0	(1)
DUB	416	0	0	416	(26)	(129)	0	(155)	261	(281)	(20)
FAR	0	3,038	0	3,038	0	(5,967)	0	(5,967)	(2,929)	2,783	(146)
FBF	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
GLM	995	0	1,049	2,044	(120)	(27,803)	(2,603)	(30,526)	(28,482)	29,062	580
GST	0	0	0	0	0	(11)	(389)	(400)	(400)	223	(177)
HUS	0	0	0	0	0	0	(9)	(9)	(9)	0	(9)
JPM	6	0	527	533	(84)	(9)	(2)	(95)	438	(550)	(112)
MBC	610	0	0	610	(601)	0	0	(601)	9	391	400
MYC	0	3,219	177	3,396	0	(6,251)	(117)	(6,368)	(2,972)	2,822	(150)
MYI	4,182	0	0	4,182	(4,488)	0	0	(4,488)	(306)	284	(22)
NGF	0	0	7,982	7,982	0	(1,898)	(6,531)	(8,429)	(447)	571	124
RBC	0	0	0	0	(1,464)	0	0	(1,464)	(1,464)	1,431	(33)
SAL	0	0	0	0	0	(435)	0	(435)	(435)	526	91
SCX	131	0	0	131	(675)	0	0	(675)	(544)	627	83
SOG	5,335	0	0	5,335	0	0	0	0	5,335	(5,500)	(165)
TOR	4,656	0	0	4,656	(457)	0	0	(457)	4,199	(3,730)	469
UAG	4,042	0	0	4,042	(279)	0	(78)	(357)	3,685	(4,030)	(345)

Total Over the Counter	$38,414	$15,886	$12,461	$66,761	$(11,669)	$(61,376)	$(12,472)	$(85,517)

(p)

Securities with an aggregate market value of $47,151 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	61

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,340	$2,340
Swap Agreements	0	139	0	0	6,115	6,254

	$0	$139	$0	$0	$8,455	$8,594

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,414	$0	$38,414
Purchased Options	0	0	0	0	15,886	15,886
Swap Agreements	0	704	0	0	11,757	12,461

	$0	$704	$0	$38,414	$27,643	$66,761

	$0	$843	$0	$38,414	$36,098	$75,355

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$181	$0	$0	$0	$2,626	$2,807
Swap Agreements	0	1,399	0	0	2,280	3,679

	$181	$1,399	$0	$0	$4,906	$6,486

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,669	$0	$11,669
Written Options	0	54	0	0	61,322	61,376
Swap Agreements	0	602	0	0	11,870	12,472

	$0	$656	$0	$11,669	$73,192	$85,517

	$181	$2,055	$0	$11,669	$78,098	$92,003

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(52,017)	$(52,017)
Swap Agreements	0	(2,951)	0	0	(20,405)	(23,356)

	$0	$(2,951)	$0	$0	$(72,422)	$(75,373)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$71,567	$0	$71,567
Purchased Options	0	0	0	0	(883)	(883)
Written Options	0	1,493	0	287	1,688	3,468
Swap Agreements	0	(8)	0	0	(112)	(120)

	$0	$1,485	$0	$71,854	$693	$74,032

	$0	$(1,466)	$0	$71,854	$(71,729)	$(1,341)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22,240	$22,240
Swap Agreements	0	4,808	0	0	29,037	33,845

	$0	$4,808	$0	$0	$51,277	$56,085

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,229	$0	$23,229
Purchased Options	0	0	0	0	8,635	8,635
Written Options	0	(685)	0	185	(31,712)	(32,212)
Swap Agreements	0	(767)	0	0	(734)	(1,501)

	$0	$(1,452)	$0	$23,414	$(23,811)	$(1,849)

	$0	$3,356	$0	$23,414	$27,466	$54,236

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$64,785	$4,595	$69,380
Corporate Bonds & Notes
Banking & Finance	0	448,460	0	448,460
Industrials	0	212,566	1,360	213,926
Utilities	0	43,387	0	43,387
Convertible Bonds & Notes
Industrials	0	12,890	0	12,890
Municipal Bonds & Notes
California	0	2,001	0	2,001
Illinois	0	1,368	0	1,368
Puerto Rico	0	129	0	129
Washington	0	4,261	0	4,261
West Virginia	0	4,609	0	4,609
U.S. Government Agencies	0	450,411	0	450,411
U.S. Treasury Obligations	0	301,387	0	301,387
Non-Agency Mortgage-Backed Securities	0	205,962	0	205,962
Asset-Backed Securities	0	696,863	0	696,863
Sovereign Issues	0	136,782	0	136,782
Common Stocks
Energy	0	0	137	137
Financials	0	0	622	622
Rights
Financials	0	0	10	10
Warrants
Financials	0	0	12	12
Convertible Preferred Securities
Banking & Finance	4,214	0	0	4,214
Preferred Securities
Banking & Finance	0	20,798	0	20,798
Utilities	0	0	10,181	10,181
Short-Term Instruments
Commercial Paper	0	32,916	0	32,916
Repurchase Agreements	0	92,295	0	92,295
Short-Term Notes	0	1,696	0	1,696
Argentina Treasury Bills	0	1,664	0	1,664

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Japan Treasury Bills	$0	$284,038	$0	$284,038
U.S. Treasury Bills	0	35,646	0	35,646

	$4,214	$3,054,914	$16,917	$3,076,045

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,181	$0	$0	$5,181

Total Investments	$9,395	$3,054,914	$16,917	$3,081,226

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(281,556)	0	(281,556)
U.S. Treasury Obligations	0	(31,479)	0	(31,479)

	$0	$(313,035)	$0	$(313,035)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	712	7,882	0	8,594
Over the counter	0	66,761	0	66,761

	$712	$74,643	$0	$75,355

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(359)	(5,831)	0	(6,190)
Over the counter	0	(85,517)	0	(85,517)

	$(359)	$(91,348)	$0	$(91,707)

Total Financial Derivative Instruments	$353	$(16,705)	$0	$(16,352)

Totals	$9,748	$2,725,174	$16,917	$2,751,839

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	63

Schedule of Investments	PIMCO Extended Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.9%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

United Airlines Pass-Through Trust
2.875% due 04/07/2030	$838	$727

		727

Total Corporate Bonds & Notes (Cost $838)		727

U.S. GOVERNMENT AGENCIES 7.9%

Fannie Mae
0.000% due 11/15/2030 (d)	400	284
2.348% due 01/25/2031 ~(a)	2,262	247
3.000% due 07/25/2043	534	444
3.790% due 01/01/2029	2,000	1,922
5.000% due 08/25/2033	26	26
5.500% due 04/25/2033 - 08/25/2035	65	66
6.000% due 12/25/2034	291	311

Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)	10,500	8,336
0.000% due 03/15/2031 - 07/15/2032 (d)	9,300	6,334
0.000% due 01/15/2041 (b)(d)	3,248	2,583
3.000% due 04/15/2053	1,658	1,353
4.000% due 09/15/2054	823	756
4.441% due 11/25/2052 ~	4,800	4,558
5.500% due 02/15/2024	7	7
6.000% due 06/15/2035	469	509

Ginnie Mae
5.500% due 10/20/2037	227	237

Residual Funding Corp. STRIPS
0.000% due 04/15/2030 (d)	4,100	2,969

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	619

Tennessee Valley Authority STRIPS
4.625% due 09/15/2060	1,000	980

U.S. Small Business Administration
5.290% due 12/01/2027	30	30

Uniform Mortgage-Backed Security
4.000% due 08/01/2048	44	41

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2052	11,200	10,395
4.500% due 10/01/2052	5,100	4,860

Total U.S. Government Agencies (Cost $51,132)		47,867

U.S. TREASURY OBLIGATIONS 160.4%

U.S. Treasury Bonds
2.250% due 02/15/2052 (f)	57,800	42,013
2.375% due 02/15/2042 (f)	48,400	37,109
2.750% due 11/15/2047	1	1
2.875% due 05/15/2052 (f)	58,500	49,076
3.000% due 08/15/2052 (f)	69,100	59,653
3.125% due 11/15/2041 (f)	45,850	39,911
3.250% due 05/15/2042 (f)(j)	38,700	34,358
3.375% due 08/15/2042	4,500	4,078

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(f)	100,300	63,256
0.000% due 08/15/2034 (a)(f)	76,520	47,751
0.000% due 11/15/2034 (a)(h)	34,600	21,363
0.000% due 08/15/2035 (a)(h)	6,870	4,106
0.000% due 05/15/2036 (a)	52,000	30,161
0.000% due 11/15/2036 (a)	76,900	43,717
0.000% due 05/15/2037 (a)	54,350	30,322
0.000% due 08/15/2037 (a)	9,100	5,014
0.000% due 08/15/2041 (d)	14,800	6,948
0.000% due 02/15/2042 (d)(h)	9,500	4,322
0.000% due 05/15/2042 (d)(h)	9,700	4,348
0.000% due 05/15/2043 (d)	16,610	7,086
0.000% due 08/15/2043 (d)	92,900	39,699
0.000% due 02/15/2044 (d)	51,400	21,388
0.000% due 05/15/2044 (d)	88,500	36,466

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2044 (d)(h)		$1,500	$611
0.000% due 11/15/2044 (d)(h)		4,800	1,933
0.000% due 02/15/2045 (d)(h)		5,200	2,077
0.000% due 05/15/2045 (d)		7,750	3,071
0.000% due 08/15/2046 (d)(h)		3,500	1,335
0.000% due 05/15/2048 (d)		77,000	28,713
0.000% due 08/15/2048 (d)(f)		153,800	57,024
0.000% due 11/15/2048 (d)(f)		172,400	64,385
0.000% due 02/15/2049 (d)		120,600	44,970
0.000% due 08/15/2049 (d)		72,300	26,569
0.000% due 11/15/2049 (d)(f)		155,500	56,966
0.000% due 08/15/2050 (d)		130,900	46,148

Total U.S. Treasury Obligations (Cost $1,318,226)			965,948

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		3,000	2,703

BAMLL Commercial Mortgage Securities Trust
3.868% due 04/15/2036 •		3,200	3,148
4.018% due 03/15/2034 •		1,500	1,465

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	742
5.122% due 08/10/2035 ~		600	507

Bear Stearns ALT-A Trust
3.531% due 09/25/2035 ^~		119	77

BWAY Mortgage Trust
3.454% due 03/10/2033		3,000	2,826

ChaseFlex Trust
3.644% due 05/25/2037 ~		1,506	1,481

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~		2,800	2,697

Commercial Mortgage Trust
3.942% due 04/10/2033 ~		2,500	2,191

Countrywide Home Loan Mortgage Pass-Through Trust
3.339% due 09/25/2047 ^~		87	79

DROP Mortgage Trust
3.970% due 10/15/2043 ~		600	579

Extended Stay America Trust
3.898% due 07/15/2038 •		1,193	1,157

GS Mortgage Securities Corp. Trust
3.703% due 11/15/2036 •		1,750	1,683

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		1,800	1,563
3.932% due 10/10/2035 ~		800	731

Hilton USA Trust
4.333% due 11/05/2038 ~		1,000	887

JP Morgan Chase Commercial Mortgage Securities Trust
4.268% due 12/15/2031 •		1,273	1,262

JP Morgan Mortgage Trust
2.612% due 07/25/2035 ~		23	23
3.984% due 12/25/2049 •		111	108

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		2,052	1,873

Structured Adjustable Rate Mortgage Loan Trust
3.404% due 10/25/2035 •		269	250

Towd Point Mortgage Funding
3.186% (SONIO/N + 1.200%) due 02/20/2054 ~	GBP	1,323	1,462

VNDO Mortgage Trust
3.805% due 01/10/2035		$3,600	3,256

WaMu Mortgage Pass-Through Certificates Trust
1.834% due 01/25/2047 ~		78	72
2.152% due 08/25/2046 ~		2,516	2,242
2.604% due 10/25/2046 •		3	2

Total Non-Agency Mortgage-Backed Securities (Cost $38,250)			35,066

ASSET-BACKED SECURITIES 11.4%

ACE Securities Corp. Home Equity Loan Trust
3.879% due 01/25/2035 •		4,403	4,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACREC Ltd.
4.143% due 10/16/2036 •		$1,700	$1,620

Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		2,300	2,270
3.899% due 07/22/2032 ~		4,700	4,578

Apidos CLO
3.720% due 04/20/2031 •		750	737

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		1,950	1,902

Ares CLO Ltd.
3.809% due 04/22/2031 •		700	682

Atlas Senior Loan Fund Ltd.
3.890% due 01/16/2030 ~		1,459	1,445

Barings CLO Ltd.
3.510% due 01/20/2028 •		363	358

BDS Ltd.
4.343% due 12/16/2036 •		700	680

Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~		1	1

Black Diamond CLO DAC
1.301% due 05/15/2032 •	EUR	2,200	2,099

Carlyle Global Market Strategies CLO Ltd.
3.839% due 04/22/2032 •		$1,600	1,560
3.872% due 08/14/2030 ~		3,600	3,549

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •		2,230	2,085

Countrywide Asset-Backed Certificates
3.584% due 01/25/2046 ^~		4,261	4,006

Crestline Denali CLO Ltd.
3.923% due 10/23/2031 ~		1,750	1,710

ECMC Group Student Loan Trust
3.834% due 02/27/2068 •		505	494

Elevation CLO Ltd.
3.733% due 10/25/2030 •		2,600	2,551

Encore Credit Receivables Trust
3.744% due 07/25/2035 •		29	31

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		2,400	2,307

Fremont Home Loan Trust
4.149% due 06/25/2035 ~		1,584	1,529

JP Morgan Mortgage Acquisition Corp.
3.804% due 12/25/2035 •		1,225	1,220

KKR CLO Ltd.
3.680% due 07/18/2030 •		700	687

LCM LP
3.750% due 10/20/2027 •		293	292

Lument Finance Trust, Inc.
3.988% due 06/15/2039 ~		2,400	2,322

Magnetite Ltd.
3.785% due 11/15/2028 •		784	768

MASTR Asset-Backed Securities Trust
3.909% due 10/25/2034 ~		1,407	1,367

MF1 Ltd.
5.174% due 06/19/2037 •		500	491

MidOcean Credit CLO
3.836% due 01/29/2030 ~		1,328	1,309

Mountain View CLO LLC
3.780% due 01/16/2031 ~		1,500	1,474

OZLM Ltd.
3.810% due 10/20/2031 •		1,000	979
3.952% due 05/16/2030 •		1,700	1,675

Romark CLO Ltd.
3.813% due 10/23/2030 •		2,500	2,454

Saranac CLO Ltd.
4.385% due 08/13/2031 ~		1,800	1,763

SLM Student Loan Trust
3.383% due 10/25/2029 •		432	428

Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		1,221	1,210
3.920% due 07/20/2032 •		1,000	981

Symphony Static CLO Ltd.
3.613% due 10/25/2029 •		551	536

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
3.700% due 07/20/2030 •		$1,600	$1,577
3.840% due 04/20/2032 •		2,200	2,155

Vibrant CLO Ltd.
3.750% due 09/15/2030 •		1,800	1,769
3.830% due 07/20/2032 •		300	292

Voya CLO Ltd.
3.512% due 10/15/2030 •		2,700	2,651

Total Asset-Backed Securities (Cost $70,403)			68,654

SOVEREIGN ISSUES 0.1%

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	355

Total Sovereign Issues (Cost $655)			355

SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS (e) 1.5%
			8,904

ISRAEL TREASURY BILLS 0.4%
0.020% due 11/02/2022 - 01/04/2023 (c)(d)	ILS	7,500	2,094

U.S. TREASURY BILLS 0.3%
2.842% due 10/06/2022 - 12/15/2022 (c)(d)(j)		$2,008	1,999

Total Short-Term Instruments (Cost $13,263)			12,997

Total Investments in Securities (Cost $1,492,767)			1,131,614

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.8%

SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%

PIMCO Short Asset Portfolio	2,306,988	$22,569

PIMCO Short-Term Floating NAV Portfolio III	18,989	185

Total Short-Term Instruments (Cost $23,283)		22,754

Total Investments in Affiliates (Cost $23,283)		22,754

Total Investments 191.7% (Cost $1,516,050)		$1,154,368

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(746))		753

Other Assets and Liabilities, net (91.8)%		(553,008)

Net Assets 100.0%		$602,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$8,904	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(9,082)	$8,904	$8,904

Total Repurchase Agreements						$(9,082)	$8,904	$8,904

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	65

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	3.010%	09/30/2022	10/03/2022	$(277,829)	$(277,899)
BSN	3.080	09/22/2022	10/13/2022	(120,759)	(120,872)
DEU	3.070	09/27/2022	10/04/2022	(939)	(940)
JPS	2.970	09/22/2022	10/06/2022	(38,841)	(38,876)
	3.000	09/22/2022	10/06/2022	(34,848)	(34,880)
	3.000	09/22/2022	10/12/2022	(17,339)	(17,355)
	3.020	09/26/2022	10/03/2022	(50,676)	(50,705)
	3.020	09/28/2022	10/05/2022	(10,555)	(10,560)

Total Reverse Repurchase Agreements					$(552,087)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	1.700%	09/28/2022	10/05/2022	$(4,047)	$(4,048)

Total Sale-Buyback Transactions					$(4,048)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$3,000	$(2,484)	$(2,430)

Total Short Sales (0.4)%				$(2,484)	$(2,430)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(277,899)	$0	$(277,899)	$271,273	$(6,626)
BSN	0	(120,872)	0	(120,872)	118,302	(2,570)
DEU	0	(940)	0	(940)	919	(21)
FICC	8,904	0	0	8,904	(9,082)	(178)
JPS	0	(152,376)	0	(152,376)	149,080	(3,296)

Master Securities Forward Transaction Agreement
BCY	0	0	(4,048)	(4,048)	4,077	29

Total Borrowings and Other Financing Transactions	$8,904	$(552,087)	$(4,048)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(274,188)	$0	$0	$(274,188)
Asset-Backed Securities	0	(277,899)	0	0	(277,899)

Total	$0	$(552,087)	$0	$0	$(552,087)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,048)	0	0	(4,048)

Total	$0	$(4,048)	$0	$0	$(4,048)

Total Borrowings	$0	$(556,135)	$0	$0	$(556,135)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(556,135)

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(f)	Securities with an aggregate market value of $536,842 and cash of $6,810 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(541,588) at a weighted average interest rate of 1.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	30	$6,162	$(19)	$0	$(4)
U.S. Treasury 5-Year Note December Futures	12/2022	1,105	118,796	(3,898)	0	(294)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	122	16,714	(1,308)	0	(198)

				$(5,225)	$0	$(496)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	576	$(64,548)	$3,184	$225	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	1,503	(178,082)	11,599	751	0
U.S. Treasury 30-Year Bond December Futures	12/2022	1,350	(170,648)	13,929	886	0

				$28,712	$1,862	$0

Total Futures Contracts				$23,487	$1,862	$(496)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly	06/20/2027	EUR	2,100	$53	$18	$71	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	2,100	$(73)	$(32)	$(105)	$11	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$	55,800	$121	$(4,997)	$(4,876)	$0	$(169)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(386)	2,593	2,207	112	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		11,600	(195)	2,797	2,602	143	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(118)	(118)	0	(1)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		500	0	(25)	(25)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		10,800	11	(549)	(538)	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	$	153,100	(168)	634	466	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		8,900	(184)	345	161	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		16,100	(63)	1,299	1,236	31	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,300	49	235	284	13	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		22,800	(48)	3,460	3,412	85	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		23,900	(67)	4,677	4,610	88	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		24,600	(266)	2,405	2,139	91	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		14,200	801	1,685	2,486	52	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	67

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.487%	Semi-Annual	06/23/2031	$	6,500	$(16)	$1,145	$1,129	$23	$0
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031		10,300	(46)	1,911	1,865	34	0
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031		8,500	(37)	1,591	1,554	28	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031		10,500	(39)	1,965	1,926	39	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		1,700	(4)	357	353	19	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,100	(8)	286	278	12	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		2,600	(5)	838	833	27	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,950	(9)	590	581	21	0

							$(559)	$23,124	$22,565	$830	$(172)

Total Swap Agreements							$(579)	$23,110	$22,531	$841	$(182)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,862	$841	$2,703	$0	$(496)	$(182)	$(678)

(h)

Securities with an aggregate market value of $11,674 and cash of $5,314 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2022	EUR	2,412		$2,417	$53	$0
	11/2022	ZAR	681		42	5	0

BRC	11/2022	GBP	82		99	7	0
	11/2022	ILS	300		94	10	0

CBK	10/2022	BRL	108		21	1	0
	10/2022		$21	BRL	108	0	(1)
	12/2022	ILS	2,500		$799	94	0
	01/2023	BRL	108		21	1	0
	01/2023	ILS	4,699		1,488	160	0

GLM	10/2022		$393	DKK	2,920	0	(8)
	05/2023	ZAR	182		$11	1	0

JPM	11/2022	GBP	700		850	67	0

MBC	11/2022		$384	DKK	2,920	1	0

MYI	10/2022	MXN	1,827		$89	0	(1)

SCX	11/2022	GBP	320		388	31	0

Total Forward Foreign Currency Contracts						$431	$(10)

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$1,949

Total Purchased Options							$626	$1,949

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	2,100	$(2)	$(2)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	2,100	(3)	(2)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	2,100	(5)	(4)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	10,400	(13)	(24)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	15,000	(22)	(31)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	12,700	(16)	(13)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	30,000	(47)	(50)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	4,200	(7)	(4)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	15,000	(18)	(18)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	2,100	(2)	(2)

						$ (135)	$ (150)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	49,900	$ (619)	$(3,492)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$99.258	11/07/2022	7,000	$(39)	$0

Total Written Options					$(793)	$(3,642)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$58	$0	$0	$58	$0	$(2)	$0	$(2)	$56	$0	$56
BRC	17	1,949	0	1,966	0	(3,498)	0	(3,498)	(1,532)	1,433	(99)
CBK	256	0	0	256	(1)	0	0	(1)	255	(260)	(5)
DUB	0	0	0	0	0	(55)	0	(55)	(55)	0	(55)
GLM	1	0	0	1	(8)	0	0	(8)	(7)	0	(7)
GST	0	0	0	0	0	(67)	0	(67)	(67)	272	205
JPM	67	0	0	67	0	(20)	0	(20)	47	0	47
MBC	1	0	0	1	0	0	0	0	1	0	1
MYI	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	31	0	0	31	0	0	0	0	31	0	31

Total Over the Counter	$431	$1,949	$0	$2,380	$(10)	$(3,642)	$0	$(3,652)

(j)

Securities with an aggregate market value of $1,705 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	69

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,862	$1,862
Swap Agreements	0	11	0	0	830	841

	$0	$11	$0	$0	$2,692	$2,703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$431	$0	$431
Purchased Options	0	0	0	0	1,949	1,949

	$0	$0	$0	$431	$1,949	$2,380

	$0	$11	$0	$431	$4,641	$5,083

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$496	$496
Swap Agreements	0	10	0	0	172	182

	$0	$10	$0	$0	$668	$678

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10	$0	$10
Written Options	0	150	0	0	3,492	3,642

	$0	$150	$0	$10	$3,492	$3,652

	$0	$160	$0	$10	$4,160	$4,330

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$34,301	$34,301
Swap Agreements	0	(169)	0	0	(1,009)	(1,178)

	$0	$(169)	$0	$0	$33,292	$33,123

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$283	$0	$283
Written Options	0	148	0	0	402	550
Swap Agreements	0	(33)	0	0	0	(33)

	$0	$115	$0	$283	$402	$800

	$0	$(54)	$0	$283	$33,694	$33,923

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12,510	$12,510
Swap Agreements	0	29	0	0	16,243	16,272

	$0	$29	$0	$0	$28,753	$28,782

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$584	$0	$584
Purchased Options	0	0	0	0	1,089	1,089
Written Options	0	(83)	0	0	(2,040)	(2,123)
Swap Agreements	0	(25)	0	0	0	(25)

	$0	$(108)	$0	$584	$(951)	$(475)

	$0	$(79)	$0	$584	$27,802	$28,307

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$727	$0	$727
U.S. Government Agencies	0	47,867	0	47,867
U.S. Treasury Obligations	0	965,948	0	965,948
Non-Agency Mortgage-Backed Securities	0	35,066	0	35,066
Asset-Backed Securities	0	68,654	0	68,654
Sovereign Issues	0	355	0	355
Short-Term Instruments
Repurchase Agreements	0	8,904	0	8,904
Israel Treasury Bills	0	2,094	0	2,094
U.S. Treasury Bills	0	1,999	0	1,999

	$0	$1,131,614	$0	$1,131,614

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,754	$0	$0	$22,754

Total Investments	$22,754	$1,131,614	$0	$1,154,368

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,430)	$0	$(2,430)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,703	0	2,703
Over the counter	0	2,380	0	2,380

	$0	$5,083	$0	$5,083

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(678)	0	(678)
Over the counter	0	(3,652)	0	(3,652)

	$0	$(4,330)	$0	$(4,330)

Total Financial Derivative Instruments	$0	$753	$0	$753

Totals	$22,754	$1,129,937	$0	$1,152,691

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	71

Schedule of Investments	PIMCO GNMA and Government Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 226.1%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd.
4.501% (US0003M + 0.860%) due 07/03/2033 ~	$147	$137

Total Corporate Bonds & Notes (Cost $120)		137

U.S. GOVERNMENT AGENCIES 212.3%

Fannie Mae
0.000% due 07/25/2044 - 07/25/2052 ~(a)	885	36
0.010% due 07/25/2044 ~(a)	299	9
0.023% due 10/25/2046 ~(a)	91	3
0.029% due 01/25/2045 ~(a)	255	11
0.082% due 09/25/2045 ~(a)	283	11
0.123% due 03/25/2045 ~(a)	548	22
0.129% due 08/25/2044 ~(a)	199	9
0.200% due 02/25/2043 •(a)	433	3
0.211% due 04/25/2055 ~(a)	462	15
0.402% due 08/25/2054 ~(a)	407	15
0.441% due 08/25/2055 ~(a)	274	10
0.616% due 07/25/2045 ~(a)	1,121	48
1.097% due 10/25/2042 •	97	59
1.729% due 06/25/2043 •(a)	1,037	125
2.276% due 02/01/2042 •	177	179
2.348% due 01/25/2031 ~(a)	590	64
2.436% due 11/25/2040 •(a)	3,203	197
2.485% due 05/01/2035 •	136	140
2.600% due 09/01/2041 •	276	283
2.916% due 11/25/2049 •(a)	358	49
2.966% due 08/25/2049 ~(a)	3,472	358
3.000% due 09/25/2039 - 12/25/2048 (a)	1,435	164
3.000% due 03/25/2043 - 05/01/2058	4,053	3,561
3.061% due 05/01/2038 •	984	1,005
3.066% due 08/25/2042 •(a)	643	40
3.116% due 11/25/2044 - 06/25/2048 •(a)	5,425	580
3.121% due 01/01/2048 •	5,403	5,147
3.204% due 10/25/2040 ~	502	506
3.211% due 01/01/2036 •	285	292
3.311% due 04/25/2042 ~	386	364
3.338% due 10/01/2037 •	1,701	1,749
3.351% due 10/25/2045 ~	283	161
3.489% due 08/01/2049 •	1,165	1,137
3.500% due 08/01/2032 - 01/01/2059	13,068	11,864
3.500% due 08/25/2043 - 04/25/2046 (a)	226	27
3.534% due 02/25/2049 •	260	257
3.575% due 02/01/2026	1,000	981
3.603% due 05/25/2042 ~	1,199	1,168
3.717% due 05/25/2042 ~	608	604
3.750% due 02/01/2029	3,776	3,631
3.784% due 10/25/2037 •	911	915
3.820% due 01/01/2029	777	751
3.905% due 11/25/2031 ~	2,467	2,513
3.943% due 01/25/2042 ~	1,516	1,444
4.000% due 06/01/2033 - 07/01/2034	911	855
4.000% due 06/25/2044 (a)	53	6
4.042% due 03/25/2042 ~	830	818
4.118% due 08/25/2024 ~	8	8
4.500% due 09/01/2028 - 09/01/2048	774	735
5.000% due 12/01/2035 - 10/01/2036	17	16
5.320% due 10/01/2043	202	197
5.500% due 12/01/2032 - 10/01/2038	143	141
6.000% due 04/01/2032 - 10/01/2048	134	133
6.500% due 09/01/2036	7	7
6.500% due 04/25/2038 (a)	60	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	$5,926	$4,203
0.000% due 03/15/2037 - 10/15/2037 ~(a)	271	10
0.029% due 10/15/2041 ~(a)	145	5
0.068% due 08/15/2041 ~(a)	76	3
0.077% due 11/15/2038 ~(a)	241	9
0.220% due 11/15/2036 ~(a)	235	13
0.248% due 02/15/2038 ~(a)	159	6
0.263% due 06/15/2038 ~(a)	179	9
0.416% due 08/15/2036 ~(a)	132	3
1.019% due 11/25/2022 ~(a)	4,171	0
1.250% due 12/15/2044	9,628	7,842
2.500% due 08/15/2027 - 01/15/2040 (a)	840	27
2.606% due 10/01/2039 •	996	1,009
2.700% due 08/01/2023 (g)	2,452	2,447
2.700% due 05/01/2031 •	5	5
2.723% due 10/15/2037 •	390	390
2.723% due 04/15/2038 ~	1,512	1,519
3.000% due 11/15/2027 - 06/25/2050 (a)	32,198	5,362
3.000% due 07/01/2043 - 12/25/2046	5,219	4,757
3.044% due 11/01/2036 •	359	366
3.175% due 11/01/2041 •	937	956
3.318% due 06/15/2042 ~	748	742
3.500% due 01/15/2043 - 08/15/2045 (a)	1,129	190
3.500% due 12/25/2046 - 03/01/2049	3,483	3,238
3.561% due 01/01/2050 •	1,212	1,171
3.634% due 01/25/2050 •	185	184
3.674% due 07/25/2033 ~	691	659
3.847% due 09/01/2034 •	569	585
4.000% due 07/15/2034 - 11/15/2042 (a)	1,416	217
4.000% due 04/01/2041 - 01/01/2049	11,588	11,014
4.486% due 10/15/2035 •	392	312
4.500% due 04/01/2025 - 01/01/2036	50	48
4.500% due 11/01/2048 (g)	983	953
4.932% due 02/15/2027 •(a)	334	14
5.000% due 07/01/2033 - 03/01/2049	1,788	1,774
5.429% due 05/15/2035 •	557	491
5.500% due 09/01/2034 - 03/01/2041	139	139
5.744% due 05/15/2041 •	3,527	3,056
6.000% due 08/01/2023	1	1
7.500% due 08/15/2029 (a)	1	0

Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	2,905	2,539
0.000% due 10/16/2042 - 08/16/2052 ~(a)	5,791	0
0.003% due 11/16/2051 ~(a)	3,170	0
0.059% due 06/20/2043 ~(a)	279	7
0.088% due 12/20/2045 ~(a)	162	4
0.152% due 06/20/2042 ~(a)	307	8
0.184% due 11/16/2043 ~(a)	221	0
0.196% due 11/20/2045 ~(a)	311	5
0.202% due 06/20/2042 ~(a)	283	6
0.447% due 09/20/2045 ~(a)	446	7
0.463% due 08/20/2045 ~(a)	163	2
0.986% due 05/20/2043 •	421	317
1.250% due 12/20/2050	17,136	14,360
1.625% due 08/20/2045 •	155	153
2.000% due 02/20/2051 (a)	12,589	1,512
2.000% due 04/20/2052	20,744	16,631
2.161% due 06/20/2036 ~	9,802	9,673
2.341% due 11/20/2036 ~	13,892	13,720
2.500% due 09/20/2027 - 08/20/2051 (a)	20,255	2,876
2.500% due 06/15/2043 - 11/20/2050	497	428
2.500% due 11/20/2050 - 03/20/2051 (g)	76,131	65,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 02/20/2030 - 01/20/2034 •	$161	$158
2.639% due 05/20/2061 •	848	846
2.875% due 06/20/2038 •	41	41
2.920% due 10/20/2070 ~	8,481	8,494
2.937% due 09/20/2062 •	3	3
3.000% due 11/20/2026 - 08/20/2051	36,020	30,639
3.000% due 01/20/2029 - 09/20/2051 (a)	7,650	1,065
3.000% due 06/15/2042 - 01/20/2052 (g)	60,941	54,799
3.036% due 09/20/2049 •(a)	2,203	224
3.037% due 08/20/2061 •	7	7
3.047% due 01/20/2071 ~	12,355	12,409
3.057% due 10/20/2065 •	5	5
3.131% due 12/20/2070 •	18,444	18,568
3.150% due 11/15/2042 - 12/20/2042	523	471
3.157% due 06/20/2066 ~	607	604
3.243% due 10/20/2070 •	8,095	8,152
3.250% due 05/15/2042	666	608
3.263% due 09/20/2070 ~	20,736	20,930
3.351% due 09/20/2045 •	519	311
3.399% due 04/20/2061 •	1,599	1,610
3.407% due 07/20/2070 - 08/20/2070 •	93,574	93,696
3.407% due 07/20/2070 ~	3,092	3,077
3.500% due 11/20/2034 - 02/20/2052 (g)	163,893	149,890
3.500% due 09/15/2040 - 01/20/2052	67,831	62,409
3.500% due 08/20/2042 - 09/20/2046 (a)	972	138
3.607% due 09/20/2070 ~	1,945	1,960
3.657% due 09/20/2063 ~	835	837
3.711% due 12/20/2070 •(g)	9,768	10,011
3.723% due 03/20/2058 •	1,890	1,891
3.740% due 04/20/2042	29	27
3.750% due 06/20/2045	927	861
3.750% due 12/20/2045 (g)	2,017	1,873
3.901% due 05/20/2061 •(g)	1,559	1,562
4.000% due 04/15/2025 - 07/20/2051	19,009	18,030
4.000% due 10/20/2043 (a)	60	8
4.000% due 11/20/2045 - 08/20/2049 (g)	12,868	12,241
4.050% due 04/15/2040 - 11/15/2040	1,123	1,073
4.254% due 01/20/2031 ~	1,401	1,395
4.500% due 04/15/2030 - 08/20/2062	25,375	24,521
4.500% due 04/15/2040 - 07/20/2049 (g)	29,659	29,089
4.790% due 02/20/2040	111	108
4.875% due 08/15/2039 - 10/15/2040	253	249
5.000% due 12/20/2032 - 11/20/2049	5,689	5,693
5.000% due 08/20/2044 - 09/20/2048 (g)	2,897	2,888
5.250% due 05/15/2033 - 10/15/2033	198	198
5.270% due 06/15/2034	56	56
5.380% due 08/15/2034	61	62
5.475% due 06/15/2035	129	130
5.500% due 05/15/2023 - 05/20/2049	4,537	4,586
5.500% due 10/20/2039 - 08/20/2047 (g)	2,099	2,122
5.520% due 06/15/2034 - 02/15/2035	143	145
5.530% due 05/15/2035	99	100
5.570% due 03/15/2035	73	74
5.680% due 12/15/2034	136	139
5.720% due 12/15/2034	55	56
5.750% due 09/15/2033	8	8
5.820% due 04/15/2034 - 12/15/2034	149	152
5.870% due 10/15/2034	61	62
5.875% due 10/15/2033	124	127

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.930% due 10/15/2034	$94	$96
5.970% due 08/15/2034	57	58
6.000% due 05/15/2023 - 04/20/2048	2,907	3,060
6.000% due 02/20/2039 - 02/20/2047 (g)	3,358	3,561
6.020% due 01/15/2034	67	69
6.075% due 01/15/2034	138	143
6.250% due 01/15/2029 - 03/15/2029	26	27
6.500% due 09/15/2023 - 08/20/2048	1,397	1,448
6.700% due 07/20/2026	12	12
7.000% due 12/15/2022 - 12/20/2038	798	806
7.250% due 12/15/2025 - 11/15/2027	3	3
7.500% due 12/15/2022 - 10/15/2035	249	252
7.750% due 09/15/2026 - 10/15/2026	2	2
8.000% due 11/15/2022 - 07/15/2031	191	196
8.500% due 12/15/2022 - 03/20/2025	1	1

Ginnie Mae, TBA
2.000% due 10/01/2052	152,500	127,040
2.500% due 10/01/2052 - 11/01/2052	195,700	168,228
3.000% due 10/01/2052 - 11/01/2052	123,150	108,849
3.500% due 10/01/2052	42,850	38,985
4.000% due 10/01/2052 - 11/01/2052	55,650	51,975
4.500% due 10/01/2052 - 11/01/2052	64,120	61,343
5.000% due 10/01/2052 - 11/01/2052	29,000	28,425

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	515	397
2.000% due 07/01/2028 - 04/01/2036	6,659	5,934
2.500% due 01/01/2028 - 04/01/2052	59,558	50,694
2.500% due 12/01/2050 - 03/01/2052 (g)	7,895	6,677
3.000% due 04/01/2031 - 04/01/2052	111,103	98,107
3.000% due 01/01/2038 - 03/01/2052 (g)	44,870	39,342
3.500% due 05/01/2024 - 03/01/2052	66,423	60,977
3.500% due 08/01/2043 (g)	29,014	26,618
4.000% due 05/01/2033 - 06/01/2049	40,275	38,259
4.500% due 01/01/2026 - 01/01/2049	8,625	8,396
5.000% due 04/01/2027 - 03/01/2049	169	167
5.500% due 11/01/2039	104	108
6.000% due 07/01/2036 - 11/01/2040	1,075	1,115

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052	46,300	40,312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2037	$8,300	$7,845
4.000% due 10/01/2037 - 10/01/2052	48,557	45,445
4.500% due 10/01/2052 - 11/01/2052	144,000	137,102
5.000% due 10/01/2052 - 11/01/2052	15,200	14,811

Total U.S. Government Agencies (Cost $2,156,735)		1,993,227

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~	912	708

Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~	6	5

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,309	1,046
4.757% due 05/27/2053 ~	1,554	1,528

GCAT LLC
2.981% due 09/25/2025 þ	959	928

Ginnie Mae
2.000% due 10/20/2050 (a)	32,003	3,249
2.000% due 01/20/2051 (a)	23,644	2,511
2.500% due 01/20/2051 (a)	27,177	4,273
2.500% due 09/20/2051 (a)	9,265	1,467
3.286% due 10/20/2050 •(a)	2,515	304
3.500% due 01/20/2052	1,658	1,391

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,977	1,579
2.500% due 02/25/2052 ~	4,257	3,401

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	5,700	5,282

JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	22,566	18,723
3.984% due 12/25/2049 •	1,121	1,086

La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «~	5,668	5,574
3.358% due 01/15/2046 «	2,061	1,985
3.498% due 10/25/2041 «	1,675	1,651
3.508% due 11/24/2042 «~	2,994	2,920
4.250% due 09/29/2046 «	4,062	4,052

MFA Trust
1.381% due 04/25/2065 ~	4,291	4,105

Mortgage Equity Conversion Asset Trust
4.580% due 05/25/2042 ~	12,941	12,710
4.620% due 02/25/2042 •	4,354	4,082

Structured Asset Mortgage Investments Trust
3.653% due 09/19/2032 ~	8	8

UBS-Barclays Commercial Mortgage Trust
1.188% due 04/10/2046 ~(a)	19,745	22

Total Non-Agency Mortgage-Backed Securities (Cost $90,882)		84,590

ASSET-BACKED SECURITIES 2.5%

Atlas Senior Loan Fund Ltd.
3.772% due 11/17/2027 •	1,079	1,068

Centex Home Equity Loan Trust
3.384% due 01/25/2032 ~	8	8

Home Equity Asset Trust
3.384% due 11/25/2032 •	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marathon CLO Ltd.
3.662% due 04/15/2029 ~	$2,093	$2,080

Marble Point CLO Ltd.
3.552% due 10/15/2030 ~	5,800	5,710

MKS CLO Ltd.
3.710% due 07/20/2030 •	2,400	2,369

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,640	2,347
2.710% due 01/25/2060 ~	2,219	2,097

Tralee CLO Ltd.
4.030% due 07/20/2029 •	2,358	2,344

Venture CLO Ltd.
3.610% due 10/20/2028 •	3,132	3,066

Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~	2,081	2,063

Total Asset-Backed Securities (Cost $23,945)		23,154

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS (f) 0.2%
		2,203

U.S. TREASURY BILLS 2.1%
2.825% due 10/06/2022 - 12/15/2022 (c)(d)(i)(k)	19,714	19,632

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
3.323% due 01/10/2023 (d)(e)	135	134

Total Short-Term Instruments (Cost $21,968)		21,969

Total Investments in Securities (Cost $2,293,650)		2,123,077

	SHARES
INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%

PIMCO Short-Term Floating NAV Portfolio III	2,124,127	20,623

Total Short-Term Instruments (Cost $20,627)		20,623

Total Investments in Affiliates (Cost $20,627)		20,623

Total Investments 228.3% (Cost $2,314,277)		$2,143,700

Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $(11,921))		(366)

Other Assets and Liabilities, net (128.3)%		(1,204,541)

Net Assets 100.0%		$938,793

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	73

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$2,203	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(2,247)	$2,203	$2,203

Total Repurchase Agreements						$(2,247)	$2,203	$2,203

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.905%	09/14/2022	10/13/2022	$(66,556)	$(66,658)
CSN	2.900	09/14/2022	10/13/2022	(324,477)	(324,974)

Total Reverse Repurchase Agreements					$(391,632)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (69.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2037	$1,000	$(891)	$(858)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2037	24,400	(22,698)	(21,507)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2052	26,000	(21,514)	(21,058)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	97,954	(81,588)	(79,327)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2037	1,625	(1,523)	(1,471)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	66,250	(56,974)	(55,468)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2037	11,100	(10,686)	(10,306)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2052	22,800	(20,931)	(19,851)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2052	229,150	(204,419)	(199,466)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2052	73,513	(70,464)	(66,179)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2052	116,937	(106,447)	(105,212)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2052	72,000	(68,654)	(68,608)

Total Short Sales (69.2)%				$(666,789)	$(649,311)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(66,658)	$0	$(66,658)	$3,540	$(63,118)
CSN	0	(324,974)	0	(324,974)	13,454	(311,520)
FICC	2,203	0	0	2,203	(2,247)	(44)

Total Borrowings and Other Financing Transactions	$2,203	$(391,632)	$0

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(391,632)	$0	$0	$(391,632)

Total Borrowings	$0	$(391,632)	$0	$0	$(391,632)

Payable for reverse repurchase agreements					$(391,632)

(g)	Securities with an aggregate market value of $16,993 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(308,986) at a weighted average interest rate of 1.469%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2023	299	$71,446	$23	$0	$(19)
U.S. Treasury 10-Year Note December Futures	12/2022	761	85,280	(2,455)	0	(297)

				$(2,432)	$0	$(316)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	299	$(71,521)	$81	$19	$0

Total Futures Contracts				$(2,351)	$19	$(316)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$	71,300	$3	$2,046	$2,049	$29	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		90,900	(3,706)	(118)	(3,824)	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	2.705	Annual	06/16/2024		1,230	5	24	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		122,200	(3,509)	(3,854)	(7,363)	0	(193)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		23,700	2,217	(79)	2,138	81	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		45,800	(3,461)	(1,822)	(5,283)	0	(165)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		54,700	(5,985)	(2,112)	(8,097)	0	(182)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032		13,600	0	1,921	1,921	46	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032		9,400	85	346	431	33	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032		22,200	0	509	509	80	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032		32,100	0	739	739	114	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		697,900	240	20,486	20,726	265	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		200,600	1,589	12,657	14,246	184	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025		165,100	161	11,517	11,678	244	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025		165,100	188	11,312	11,500	229	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025		84,400	100	5,663	5,763	131	0

Total Swap Agreements							$(12,073)	$59,235	$47,162	$1,437	$(618)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	75

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$19	$1,437	$1,456	$0	$(316)	$(618)	$(934)

(i)

Securities with an aggregate market value of $770 and cash of $11,734 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	53,400	$ 120	$115
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.228	11/07/2022	8,300	56	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	11/07/2022	4,200	28	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.280	11/07/2022	4,600	29	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	11/07/2022	9,200	63	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.333	11/07/2022	9,000	64	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210	10/06/2022	4,100	35	0

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	2,700	57	84
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	2,700	64	101

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.304	10/06/2022	7,680	67	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.315	10/06/2022	7,100	62	0

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	51,400	113	111

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	11/07/2022	13,900	115	441
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.218	11/07/2022	6,400	53	199
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.231	10/06/2022	4,400	37	0

MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.355	11/07/2022	4,400	32	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.217	11/07/2022	21,900	181	682
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.163	10/06/2022	40,000	200	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.368	11/23/2022	33,000	247	888
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.528	12/02/2022	50,000	352	1,018
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	2,700	54	91
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	2,500	61	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	2,500	56	97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	2,800	82	123

							$ 2,228	$4,057

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2052	$66.000	10/06/2022	66,000	$2	$0
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2052	68.000	10/06/2022	76,000	3	0
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2052	69.000	10/06/2022	143,000	6	0
	Put - OTC Ginnie Mae, TBA 3.500% due 10/01/2052	71.000	10/06/2022	90,000	3	0
	Put - OTC Ginnie Mae, TBA 4.500% due 10/01/2052	75.000	10/06/2022	136,000	5	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2052	113.000	10/06/2022	66,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 10/01/2052	71.000	10/06/2022	226,000	9	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	118.000	10/06/2022	120,000	5	0

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2052	125.000	10/06/2022	66,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2052	75.000	10/06/2022	55,000	2	0

					$41	$0

Total Purchased Options					$2,269	$4,057

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	26,700	$ (47)	$(47)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	26,700	(40)	(38)

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	14,800	(56)	(189)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	14,500	(62)	(186)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	25,700	(45)	(45)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	25,700	(37)	(36)

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	14,500	(52)	(185)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	28,000	(118)	(285)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	15,500	(83)	(158)

							$ (540)	$(1,169)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	$91.953	11/07/2022	15,500	$(140)	$(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	93.031	10/06/2022	9,000	(53)	(25)

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	92.508	11/07/2022	20,500	(157)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	99.406	11/07/2022	28,300	(221)	(1,234)

MSC	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2052	92.625	12/06/2022	10,000	(94)	(39)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	91.938	11/07/2022	15,500	(141)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	92.547	11/07/2022	11,500	(91)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.859	11/07/2022	14,000	(112)	(974)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	93.391	10/06/2022	10,500	(52)	(17)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.359	11/07/2022	28,000	(280)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	21,000	(118)	(707)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.406	11/07/2022	21,000	(118)	(713)

					$(1,577)	$(3,776)

Total Written Options					$(2,117)	$(4,945)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$117	$0	$117	$0	$(126)	$0	$(126)	$(9)	$0	$(9)
CBK	0	185	0	185	0	(375)	0	(375)	(190)	0	(190)
DUB	0	0	0	0	0	0	0	0	0	(250)	(250)
GLM	0	111	0	111	0	(81)	0	(81)	30	0	30
JPM	0	640	0	640	0	(1,249)	0	(1,249)	(609)	481	(128)
MSC	0	0	0	0	0	(1,054)	0	(1,054)	(1,054)	1,165	111
MYC	0	3,004	0	3,004	0	(628)	0	(628)	2,376	(2,180)	196
SAL	0	0	0	0	0	(1,432)	0	(1,432)	(1,432)	1,153	(279)

Total Over the Counter	$0	$4,057	$0	$4,057	$0	$(4,945)	$0	$(4,945)

(k)

Securities with an aggregate market value of $2,800 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	77

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	0	0	0	1,437	1,437

	$0	$0	$0	$0	$1,456	$1,456

Over the counter
Purchased Options	$0	$0	$0	$0	$4,057	$4,057

	$0	$0	$0	$0	$5,513	$5,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$316	$316
Swap Agreements	0	0	0	0	618	618

	$0	$0	$0	$0	$934	$934

Over the counter
Written Options	$0	$0	$0	$0	$4,945	$4,945

	$0	$0	$0	$0	$5,879	$5,879

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,636	$2,636
Swap Agreements	0	0	0	0	(10,722)	(10,722)

	$0	$0	$0	$0	$(8,086)	$(8,086)

Over the counter
Purchased Options	$0	$0	$0	$0	$5,119	$5,119
Written Options	0	0	0	0	3,387	3,387
Swap Agreements	0	0	0	0	522	522

	$0	$0	$0	$0	$9,028	$9,028

	$0	$0	$0	$0	$942	$942

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,333)	$(4,333)
Swap Agreements	0	0	0	0	43,060	43,060

	$0	$0	$0	$0	$38,727	$38,727

Over the counter
Purchased Options	$0	$0	$0	$0	$(15,398)	$(15,398)
Written Options	0	0	0	0	9,690	9,690
Swap Agreements	0	0	0	0	(396)	(396)

	$0	$0	$0	$0	$(6,104)	$(6,104)

	$0	$0	$0	$0	$32,623	$32,623

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$137	$0	$137
U.S. Government Agencies	0	1,993,227	0	1,993,227
Non-Agency Mortgage-Backed Securities	0	68,408	16,182	84,590
Asset-Backed Securities	0	23,154	0	23,154
Short-Term Instruments
Repurchase Agreements	0	2,203	0	2,203
U.S. Treasury Bills	0	19,632	0	19,632
U.S. Treasury Cash Management Bills	0	134	0	134

	$0	$2,106,895	$16,182	$2,123,077

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,623	$0	$0	$20,623

Total Investments	$20,623	$2,106,895	$16,182	$2,143,700

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(649,311)	$0	$(649,311)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,456	0	1,456
Over the counter	0	4,057	0	4,057

	$0	$5,513	$0	$5,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(934)	0	(934)
Over the counter	0	(4,945)	0	(4,945)

	$0	$(5,879)	$0	$(5,879)

Total Financial Derivative Instruments	$0	$(366)	$0	$(366)

Totals	$20,623	$1,457,218	$16,182	$1,494,023

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
U.S. Government Agencies	$1,791	$0	$(889)	$0	$13	$(14)	$0	$(901)	$0	$0
Non-Agency Mortgage-Backed Securities	17,829	0	(1,398)	0	10	(259)	0	0	16,182	(259)

Totals	$19,620	$0	$(2,287)	$0	$23	$(273)	$0	$(901)	$16,182	$(259)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$16,182	Discounted Cash Flow	Discount Rate	4.200 - 7.480	5.383

Total	$16,182

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	79

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

AHP Health Partners, Inc.
6.615% (LIBOR01M + 3.500%) due 08/24/2028 ~	$1,386	$1,325

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~	1,796	1,712

Avolon TLB Borrower 1 (U.S.) LLC
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~	3,930	3,838

Castlelake Aviation Ltd.
6.043% (LIBOR03M + 2.750%) due 10/22/2026 ~	3,762	3,644

DT Midstream, Inc.
5.125% (LIBOR01M + 2.000%) due 06/26/2028 ~	879	880

Hub International Ltd.
5.982% (LIBOR03M + 3.000%) due 04/25/2025 ~	2,079	2,006

IRB Holding Corp.
5.695% due 12/15/2027	2,250	2,114

Polaris Newco LLC
7.674% (LIBOR01M + 4.000%) due 06/02/2028 ~	3,861	3,573

RE/MAX International, Inc.
5.625% (LIBOR01M + 2.500%) due 07/21/2028 ~	1,185	1,119

Scientific Games Holdings LP
5.617% due 04/04/2029	2,200	2,043

Setanta Aircraft Leasing Designated Activity Co.
5.674% (LIBOR03M + 2.000%) due 11/05/2028 ~	7,000	6,851

Total Loan Participations and Assignments (Cost $30,166)		29,105

CORPORATE BONDS & NOTES 48.4%

BANKING & FINANCE 19.6%

AerCap Ireland Capital DAC
3.300% due 01/30/2032	1,000	753
3.875% due 01/23/2028	2,000	1,729
4.450% due 04/03/2026	600	560

AIB Group PLC
4.263% due 04/10/2025 •	6,200	5,947

Aircastle Ltd.
2.850% due 01/26/2028	3,200	2,489
4.250% due 06/15/2026	800	718

Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,345
3.550% due 03/15/2052	1,780	1,208

Alleghany Corp.
4.900% due 09/15/2044	2,500	2,214

Ally Financial, Inc.
8.000% due 11/01/2031	8,380	8,793

American Assets Trust LP
3.375% due 02/01/2031	6,500	5,172

American Financial Group, Inc.
4.500% due 06/15/2047	7,400	5,829

American Homes 4 Rent LP
2.375% due 07/15/2031	360	272
4.250% due 02/15/2028	600	553

American International Group, Inc.
4.750% due 04/01/2048	4,300	3,701

American Tower Corp.
1.875% due 10/15/2030	1,740	1,290
2.100% due 06/15/2030	1,550	1,189
2.900% due 01/15/2030	300	247
2.950% due 01/15/2051	2,800	1,686

Antares Holdings LP
2.750% due 01/15/2027	1,800	1,435
3.750% due 07/15/2027	3,900	3,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aon Corp.
3.900% due 02/28/2052		$1,400	$1,042

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,900	3,349

Ares Finance Co. LLC
3.650% due 02/01/2052		3,100	1,906

Asian Development Bank
5.820% due 06/16/2028		500	539

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		3,000	2,431

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,099

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	453
3.250% due 02/15/2027		100	84
3.950% due 07/01/2024		400	379
4.250% due 04/15/2026		2,600	2,334

Banco BTG Pactual SA
4.500% due 01/10/2025		3,800	3,615

Banco de Chile
2.990% due 12/09/2031		2,000	1,556

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,000	233

Banco La Hipotecaria SA
4.750% due 11/15/2022		$11,800	11,718

Banco Santander SA
4.175% due 03/24/2028 •		400	361

Bank of America Corp.
2.087% due 06/14/2029 •		9,720	7,906
2.299% due 07/21/2032 •		7,350	5,502
2.651% due 03/11/2032 •		2,470	1,925
2.687% due 04/22/2032 •		6,900	5,395
2.972% due 02/04/2033 •		7,500	5,872
3.311% due 04/22/2042 •		4,000	2,819
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,388

Barclays PLC
2.894% due 11/24/2032 •		4,700	3,404
4.972% due 05/16/2029 •		700	631
6.125% due 12/15/2025 •(e)(f)		700	591
7.125% due 06/15/2025 •(e)(f)	GBP	200	194

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		$2,300	1,706
2.850% due 08/05/2051		2,800	1,687

Blackstone Secured Lending Fund
2.850% due 09/30/2028		230	175

Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,122
4.125% due 10/07/2051		4,810	2,790
4.375% due 02/15/2032		200	157

BNP Paribas SA
1.323% due 01/13/2027 •		1,300	1,109
2.159% due 09/15/2029 •		1,600	1,253
2.591% due 01/20/2028 •		3,250	2,779
3.132% due 01/20/2033 •		2,500	1,900
4.625% due 02/25/2031 •(e)(f)		250	161

BOC Aviation Ltd.
3.500% due 01/31/2023		600	597

Brookfield Finance LLC
3.450% due 04/15/2050		50	32

Brookfield Finance UK PLC
2.340% due 01/30/2032		5,190	3,889

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	3,862
3.625% due 02/15/2052		800	526
4.700% due 09/20/2047		5,600	4,467

Carlyle Finance LLC
5.650% due 09/15/2048		6,000	5,338

CI Financial Corp.
3.200% due 12/17/2030		10	7
4.100% due 06/15/2051		7,500	4,477

Citigroup, Inc.
2.520% due 11/03/2032 •		4,900	3,721
3.057% due 01/25/2033 •(g)		2,400	1,893
3.785% due 03/17/2033 •(g)		4,700	3,946

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Community Preservation Corp.
2.867% due 02/01/2030		$1,980	$1,609

Corporate Office Properties LP
2.000% due 01/15/2029		800	603
2.750% due 04/15/2031		700	516
2.900% due 12/01/2033		400	278

Credit Suisse Group AG
1.305% due 02/02/2027 •		3,700	3,013
2.593% due 09/11/2025 •		2,400	2,185
3.091% due 05/14/2032 •		7,500	5,274

Crown Castle, Inc.
2.900% due 03/15/2027		1,900	1,689

CTR Partnership LP
3.875% due 06/30/2028		100	82

CubeSmart LP
2.500% due 02/15/2032		200	150

Danske Bank AS
4.375% due 06/12/2028		7,400	6,507

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	74
2.129% due 11/24/2026 •(g)		$3,300	2,805
3.035% due 05/28/2032 •(g)		4,050	2,909
3.729% due 01/14/2032 •(g)		270	182
5.882% due 07/08/2031 •		1,520	1,219

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		5,000	4,187

Duke Realty LP
3.050% due 03/01/2050		50	34

EPR Properties
3.750% due 08/15/2029		600	464

Equinix, Inc.
3.400% due 02/15/2052		1,900	1,256

Equitable Holdings, Inc.
5.000% due 04/20/2048		5,000	4,203

Extra Space Storage LP
2.350% due 03/15/2032		400	295

Farmers Insurance Exchange
4.747% due 11/01/2057 •		3,300	2,727

First American Financial Corp.
4.000% due 05/15/2030		1,700	1,420
4.300% due 02/01/2023		4,500	4,485

FMR LLC
5.150% due 02/01/2043		11,300	10,171

FS KKR Capital Corp.
1.650% due 10/12/2024		2,400	2,194
3.125% due 10/12/2028		1,800	1,400
3.250% due 07/15/2027		2,200	1,815

GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,136
2.250% due 01/06/2027		1,600	1,388
2.900% due 01/06/2032		1,600	1,218

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,500	1,100

GLP Capital LP
5.300% due 01/15/2029		2,100	1,919

Goldman Sachs Group, Inc.
1.992% due 01/27/2032 •		4,300	3,185
2.615% due 04/22/2032 •		6,000	4,658
2.650% due 10/21/2032 •		8,400	6,448
3.102% due 02/24/2033 •		200	159

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		7,400	6,242

Guardian Life Global Funding
1.625% due 09/16/2028		5,500	4,477

Highwoods Realty LP
2.600% due 02/01/2031		700	526

HSBC Holdings PLC
1.589% due 05/24/2027 •		2,300	1,925
1.750% due 07/24/2027 •	GBP	5,600	5,030
2.871% due 11/22/2032 •		$4,400	3,211
4.583% due 06/19/2029 •		700	625
4.700% due 03/09/2031 •(e)(f)		420	299

Hudson Pacific Properties LP
3.950% due 11/01/2027		900	805

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032		$2,200	$1,803

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		2,800	1,892
3.000% due 09/15/2060		4,000	2,402

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		210	142
4.950% due 06/01/2042 •		360	214

JAB Holdings BV
3.750% due 05/28/2051		2,200	1,302

Jane Street Group
4.500% due 11/15/2029		4,400	3,790

JPMorgan Chase & Co.
2.069% due 06/01/2029 •		6,560	5,326
2.545% due 11/08/2032 •		5,500	4,180
2.580% due 04/22/2032 •		4,600	3,571
2.963% due 01/25/2033 •		250	197
3.509% due 01/23/2029 •		2,900	2,569
3.540% due 05/01/2028 •		8,500	7,703

Kennedy-Wilson, Inc.
4.750% due 03/01/2029		220	168

Kimco Realty Corp.
4.125% due 12/01/2046		6,000	4,479

KKR Group Finance Co. LLC
3.250% due 12/15/2051		2,500	1,633

Lazard Group LLC
4.375% due 03/11/2029		1,800	1,655

Legg Mason, Inc.
5.625% due 01/15/2044		2,000	1,898

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)		1,200	5

Lloyds Banking Group PLC
4.375% due 03/22/2028		700	637
4.550% due 08/16/2028		200	183

Mitsubishi UFJ Financial Group, Inc.
2.341% due 01/19/2028 •		600	519
2.494% due 10/13/2032 •		5,500	4,173
2.559% due 02/25/2030		2,200	1,768
2.852% due 01/19/2033 •		800	621

Mizuho Financial Group, Inc.
2.172% due 05/22/2032 •		1,300	955
2.201% due 07/10/2031 •		4,300	3,258

Morgan Stanley
0.000% due 04/02/2032 þ(g)		3,700	2,090

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		800	711

MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,200	1,957

Nasdaq, Inc.
3.950% due 03/07/2052		$120	90

National Health Investors, Inc.
3.000% due 02/01/2031		460	324

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		5,700	4,191

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		4,000	2,777

NatWest Group PLC
4.892% due 05/18/2029 •		7,300	6,656

NBK SPC Ltd.
1.625% due 09/15/2027 •		10,300	8,865

New York Life Global Funding
1.850% due 08/01/2031		1,350	1,038

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		8,100	6,588
2.000% due 03/09/2026		450	381
2.450% due 09/15/2028		170	128

Nomura Holdings, Inc.
1.653% due 07/14/2026		3,400	2,910
2.172% due 07/14/2028		2,800	2,241
2.608% due 07/14/2031		1,200	892
2.710% due 01/22/2029		1,000	815
2.999% due 01/22/2032		1,700	1,289
3.103% due 01/16/2030		1,200	974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033	$2,000	$1,424

OneMain Finance Corp.
3.500% due 01/15/2027	1,990	1,554

Owl Rock Capital Corp.
2.875% due 06/11/2028	3,800	2,900

PennyMac Financial Services, Inc.
5.375% due 10/15/2025	7,260	6,216

Perusahaan Penerbit SBSN SR Unsecured
4.400% due 06/06/2027	3,200	3,078

Primerica, Inc.
2.800% due 11/19/2031	1,100	865

Protective Life Corp.
4.300% due 09/30/2028	3,800	3,532

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	2,600	2,167
2.896% due 03/15/2032 •	200	149

Standard Chartered PLC
4.750% due 01/14/2031 •(e)(f)	1,200	794

Starwood Property Trust, Inc.
4.375% due 01/15/2027	1,600	1,366

STORE Capital Corp.
2.700% due 12/01/2031	1,100	954

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	900	691

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027	300	270

Synchrony Financial
2.875% due 10/28/2031	430	306

Temasek Financial Ltd.
2.375% due 08/02/2041	1,400	1,013

Trust Fibra Uno
4.869% due 01/15/2030	600	459

UBS Group AG
1.494% due 08/10/2027 •	6,600	5,552
2.095% due 02/11/2032 •	2,000	1,457
4.375% due 02/10/2031 •(e)(f)	700	462
4.703% due 08/05/2027 •	2,200	2,088
4.751% due 05/12/2028 •	800	752

UDR, Inc.
3.000% due 08/15/2031	2,470	1,970

UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,287
3.127% due 06/03/2032 •	5,700	4,067

VICI Properties LP
3.875% due 02/15/2029	2,900	2,439

Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,082

Wells Fargo & Co.
2.572% due 02/11/2031 •	5,400	4,329
3.196% due 06/17/2027 •	7,800	7,110
3.350% due 03/02/2033 •	9,400	7,635

Welltower, Inc.
5.125% due 03/15/2043	10,600	8,989

WP Carey, Inc.
2.450% due 02/01/2032	1,000	748

		459,366

INDUSTRIALS 19.6%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	1,225	998

AEP Transmission Co. LLC
2.750% due 08/15/2051	700	439
3.650% due 04/01/2050	50	37
3.750% due 12/01/2047	1,000	758

Air Canada Pass-Through Trust
3.300% due 07/15/2031	636	551
3.750% due 06/15/2029	284	255

Aker BP ASA
3.100% due 07/15/2031	1,600	1,255

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	1,939	1,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alibaba Group Holding Ltd.
3.250% due 02/09/2061	$4,800	$2,719

American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	82
3.000% due 04/15/2030	3,734	3,232
3.250% due 04/15/2030	2,539	1,980
3.700% due 04/01/2028	1,501	1,281
4.000% due 01/15/2027	218	187

Amgen, Inc.
4.400% due 05/01/2045	6,500	5,322
4.400% due 02/22/2062	1,100	862
4.663% due 06/15/2051	3,779	3,188

Arrow Electronics, Inc.
2.950% due 02/15/2032	400	305

Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,055

AstraZeneca PLC
2.125% due 08/06/2050	20	12

Axalta Coating Systems LLC
3.375% due 02/15/2029	500	393

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071	3,300	1,995

Bayer U.S. Finance LLC
4.700% due 07/15/2064	600	442

Becton Dickinson & Co.
3.794% due 05/20/2050	20	15

Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,047

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	1,490	952

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,800	2,256
3.600% due 09/01/2032	2,700	2,139

Boeing Co.
3.250% due 02/01/2035	200	142
3.600% due 05/01/2034	440	331

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	280	193

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	931

Boston Scientific Corp.
7.375% due 01/15/2040	12,750	14,499

Bristol-Myers Squibb Co.
3.900% due 03/15/2062	700	531

British Airways Pass-Through Trust
3.300% due 06/15/2034	181	154
3.350% due 12/15/2030	76	63
4.250% due 05/15/2034	328	296

Broadcom, Inc.
2.600% due 02/15/2033	1,300	931
3.187% due 11/15/2036	4,270	2,930
3.419% due 04/15/2033	2,800	2,142
3.469% due 04/15/2034	6,550	4,926
3.500% due 02/15/2041	300	203
3.750% due 02/15/2051	1,400	921
4.000% due 04/15/2029	1,200	1,059
4.150% due 04/15/2032	2,000	1,677

Cablevision Lightpath LLC
3.875% due 09/15/2027	2,000	1,675

Cameron LNG LLC
2.902% due 07/15/2031	900	743
3.402% due 01/15/2038	2,000	1,594
3.701% due 01/15/2039	1,400	1,079

Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	178

CDW LLC
2.670% due 12/01/2026	3,200	2,782
3.276% due 12/01/2028	500	418
3.569% due 12/01/2031	2,900	2,263

Cellnex Finance Co. SA
3.875% due 07/07/2041	700	439

CGI, Inc.
2.300% due 09/14/2031	1,600	1,183

Charter Communications Operating LLC
2.300% due 02/01/2032	860	615

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	81

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/01/2041	$4,000	$2,565
3.850% due 04/01/2061	4,120	2,416
3.900% due 06/01/2052	1,770	1,100
3.950% due 06/30/2062	4,500	2,679
4.200% due 03/15/2028	2,200	1,979
4.400% due 04/01/2033	2,400	1,991
4.400% due 12/01/2061	4,000	2,558
4.800% due 03/01/2050	3,400	2,462
5.125% due 07/01/2049	10,900	8,017
5.250% due 04/01/2053	5,300	4,072
5.375% due 04/01/2038	600	487
5.375% due 05/01/2047	2,200	1,707
5.500% due 04/01/2063	2,100	1,592
5.750% due 04/01/2048	1,100	891

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	521

Children’s Hospital
2.928% due 07/15/2050	3,900	2,540

City of Hope
4.378% due 08/15/2048	1,010	861

Claremont Mckenna College
3.775% due 01/01/2122	4,100	2,680

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,312

CommScope, Inc.
4.750% due 09/01/2029	2,130	1,741

Conagra Brands, Inc.
5.300% due 11/01/2038	4,100	3,610

Constellation Brands, Inc.
4.100% due 02/15/2048	7,000	5,376

Continental Resources, Inc.
5.750% due 01/15/2031	700	634

Continental Wind LLC
6.000% due 02/28/2033	1,285	1,294

Corning, Inc.
5.450% due 11/15/2079	600	493

CSN Resources SA
4.625% due 06/10/2031	4,800	3,280

CVS Pass-Through Trust
7.507% due 01/10/2032	13,092	13,850

DAE Funding LLC
1.550% due 08/01/2024	1,300	1,189
1.625% due 02/15/2024	6,600	6,189
2.625% due 03/20/2025	2,400	2,203
3.375% due 03/20/2028	2,700	2,297

Daimler Trucks Finance North America LLC
2.500% due 12/14/2031	900	683

DaVita, Inc.
4.625% due 06/01/2030	590	458

DCP Midstream Operating LP
3.250% due 02/15/2032	1,900	1,504

Dell International LLC
3.375% due 12/15/2041	1,340	832
3.450% due 12/15/2051	2,300	1,313

Discovery Communications LLC
4.000% due 09/15/2055	998	591
5.200% due 09/20/2047	2,400	1,777
5.300% due 05/15/2049	100	75

Energy Transfer LP
5.300% due 04/15/2047	7,400	5,923
6.050% due 06/01/2041	3,200	2,864
6.250% due 04/15/2049	100	89
6.625% due 10/15/2036	5,200	4,948
7.500% due 07/01/2038	4,135	4,171

Entergy Louisiana LLC
1.600% due 12/15/2030	600	452
2.900% due 03/15/2051	2,100	1,334

Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	806
6.450% due 09/01/2040	200	202
6.875% due 03/01/2033	5,540	5,903

Expedia Group, Inc.
2.950% due 03/15/2031	459	357

FactSet Research Systems, Inc.
3.450% due 03/01/2032	2,100	1,714

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	$5,000	$3,898
4.317% due 12/30/2039	1,750	1,247

FMG Resources Pty. Ltd.
4.375% due 04/01/2031	240	185

Ford Motor Co.
3.250% due 02/12/2032	120	87

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031	3,700	2,747

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	3,175	2,849

Global Payments, Inc.
2.900% due 11/15/2031	4,200	3,216

Graphic Packaging International LLC
3.750% due 02/01/2030	1,000	826

Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	734
4.500% due 07/01/2057	1,340	1,179

HCA, Inc.
3.625% due 03/15/2032	4,000	3,242
4.625% due 03/15/2052	1,000	753
5.125% due 06/15/2039	2,900	2,441
5.250% due 06/15/2049	600	489
5.500% due 06/15/2047	450	381

Helmerich & Payne, Inc.
2.900% due 09/29/2031	4,400	3,456

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	270	206

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	600	472

Humana, Inc.
3.950% due 08/15/2049	600	455

Hyundai Capital America
1.650% due 09/17/2026	4,000	3,375
2.100% due 09/15/2028	1,660	1,306

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,200	1,988

Johns Hopkins University
2.813% due 01/01/2060	1,000	622

Kaiser Aluminum Corp.
4.500% due 06/01/2031	2,200	1,615

Kaiser Foundation Hospitals
2.810% due 06/01/2041	3,080	2,157

Kansas City Southern
4.200% due 11/15/2069	1,900	1,388

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	400	382

KLA Corp.
3.300% due 03/01/2050	1,200	846

Kraft Heinz Foods Co.
6.500% due 02/09/2040	310	312
7.125% due 08/01/2039	4,250	4,465

Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,706
3.500% due 08/18/2026	800	701
3.900% due 08/08/2029	1,600	1,325

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026	1,000	862

Leidos, Inc.
2.300% due 02/15/2031	700	520

Level 3 Financing, Inc.
3.400% due 03/01/2027	1,910	1,603
3.875% due 11/15/2029	260	205

Marriott International, Inc.
3.500% due 10/15/2032	5,600	4,514

Marvell Technology, Inc.
2.450% due 04/15/2028	200	165
2.950% due 04/15/2031	30	23

Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,337

McDonald’s Corp.
3.625% due 09/01/2049	150	110

MDC Holdings, Inc.
3.966% due 08/06/2061	680	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	$800	$488

Merck & Co., Inc.
2.900% due 12/10/2061	580	365

MGM China Holdings Ltd.
5.875% due 05/15/2026	1,100	892

Micron Technology, Inc.
3.366% due 11/01/2041	300	193

Moody’s Corp.
2.550% due 08/18/2060	20	11
5.250% due 07/15/2044	8,000	7,383

Motorola Solutions, Inc.
2.300% due 11/15/2030	40	30

Mount Nittany Medical Center Obligated Group
3.799% due 11/15/2052	4,800	3,596

MPLX LP
4.700% due 04/15/2048	1,500	1,147
4.900% due 04/15/2058	75	56
4.950% due 03/14/2052	1,400	1,099
5.500% due 02/15/2049	1,060	903

National Fuel Gas Co.
2.950% due 03/01/2031	2,800	2,190

New York & Presbyterian Hospital
2.256% due 08/01/2040	3,000	1,971
4.763% due 08/01/2116	3,500	2,993

Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050	20	14

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	5,230	4,515

Norfolk Southern Corp.
3.155% due 05/15/2055	4,495	2,886

Northern Natural Gas Co.
4.300% due 01/15/2049	6,100	4,695

Northwell Healthcare, Inc.
4.260% due 11/01/2047	1,800	1,446

Novant Health, Inc.
3.168% due 11/01/2051	2,000	1,388

Oracle Corp.
2.875% due 03/25/2031 (g)	6,430	5,079
3.600% due 04/01/2040	100	68
3.600% due 04/01/2050	1,120	703
3.650% due 03/25/2041 (g)	1,900	1,294
3.800% due 11/15/2037	2,800	2,037
3.850% due 04/01/2060	7,000	4,249
3.950% due 03/25/2051 (g)	5,100	3,392
4.000% due 11/15/2047	1,100	740
4.100% due 03/25/2061 (g)	3,800	2,402
4.500% due 07/08/2044	900	665

PeaceHealth Obligated Group
3.218% due 11/15/2050	1,260	846

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044	2,800	1,932

Petroleos Mexicanos
6.700% due 02/16/2032	900	633

Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	338
2.864% due 01/01/2052	500	319

Prosus NV
3.257% due 01/19/2027	600	503
4.193% due 01/19/2032	3,000	2,206
4.987% due 01/19/2052	1,100	716

Quanta Services, Inc.
2.350% due 01/15/2032	600	442
3.050% due 10/01/2041	400	255

Renesas Electronics Corp.
2.170% due 11/25/2026	4,900	4,218

Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,960	3,257
6.875% due 04/15/2040	4,700	3,836

Rogers Communications, Inc.
4.500% due 03/15/2042	1,200	970
4.550% due 03/15/2052	1,600	1,279

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,193
5.000% due 03/15/2027	2,700	2,594

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sands China Ltd.
2.800% due 03/08/2027	$2,100	$1,672
3.350% due 03/08/2029	1,200	893
3.750% due 08/08/2031	1,300	935
4.300% due 01/08/2026	600	512
4.875% due 06/18/2030	600	470
5.625% due 08/08/2025	4,700	4,265
5.900% due 08/08/2028	1,500	1,264

Santos Finance Ltd.
3.649% due 04/29/2031	3,670	2,857

Sealed Air Corp.
1.573% due 10/15/2026	1,921	1,611

Skyworks Solutions, Inc.
3.000% due 06/01/2031	600	455

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,146
4.600% due 06/15/2028	3,500	2,535

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	377	312

Studio City Finance Ltd.
5.000% due 01/15/2029	400	178

Sysco Corp.
3.150% due 12/14/2051	320	203

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,173
3.300% due 02/15/2051	1,900	1,241
3.400% due 10/15/2052	3,500	2,317
3.600% due 11/15/2060	5,401	3,482
5.200% due 01/15/2033	2,100	2,010

TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,575
2.375% due 08/09/2028	3,400	2,745
2.650% due 08/09/2031	2,340	1,748

Telefonica Emisiones SA
5.213% due 03/08/2047	3,200	2,443
7.045% due 06/20/2036	7,200	7,096

Tempur Sealy International, Inc.
3.875% due 10/15/2031	460	338

Tencent Holdings Ltd.
3.940% due 04/22/2061	1,200	781

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,001
7.625% due 04/01/2037	4,720	4,907
8.375% due 06/15/2032	3,600	3,990

Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,451

Thor Industries, Inc.
4.000% due 10/15/2029	3,900	2,936

Time Warner Cable LLC
5.875% due 11/15/2040	500	413
6.750% due 06/15/2039	1,300	1,165
7.300% due 07/01/2038	1,225	1,168

Topaz Solar Farms LLC
4.875% due 09/30/2039	3,945	3,452

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	2,000	1,653

Travel & Leisure Co.
4.625% due 03/01/2030	800	634

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,000	2,664
4.625% due 12/03/2026	2,757	2,495
5.900% due 04/01/2026	1,701	1,649

United Airlines Pass-Through Trust
2.700% due 11/01/2033	546	437
2.875% due 04/07/2030	533	462
3.100% due 04/07/2030	457	354
3.450% due 01/07/2030	294	239
4.300% due 02/15/2027	8,745	8,202
4.550% due 08/25/2031	2,013	1,664
5.875% due 04/15/2029	4,276	4,132

Valley Children’s Hospital
4.399% due 03/15/2048	2,000	1,682

VeriSign, Inc.
2.700% due 06/15/2031	1,700	1,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware, Inc.
1.800% due 08/15/2028	$600	$476
2.200% due 08/15/2031	350	255

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	2,100	1,881
4.279% due 03/15/2032	5,100	4,202
5.050% due 03/15/2042	4,300	3,225
5.141% due 03/15/2052	1,200	874
5.391% due 03/15/2062	800	582

Williams Cos., Inc.
3.500% due 10/15/2051	450	300

		460,372

UTILITIES 9.2%

AEP Texas, Inc.
4.150% due 05/01/2049	1,100	837
6.650% due 02/15/2033	1,800	1,820

Alabama Power Co.
4.300% due 01/02/2046	700	579
4.300% due 07/15/2048	2,000	1,658

Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	854
3.600% due 03/01/2032	1,700	1,454

American Transmission Systems, Inc.
5.000% due 09/01/2044	200	179

American Water Capital Corp.
3.750% due 09/01/2047	1,600	1,205
4.150% due 06/01/2049	5,000	4,016

Arizona Public Service Co.
2.650% due 09/15/2050	20	11

AT&T, Inc.
3.500% due 09/15/2053	1,883	1,258
3.550% due 09/15/2055	493	325
3.650% due 09/15/2059	6,731	4,375

Atmos Energy Corp.
2.850% due 02/15/2052	4,900	3,110

Bell Telephone Co. of Canada
4.300% due 07/29/2049	2,100	1,677

BG Energy Capital PLC
5.125% due 10/15/2041	4,300	3,906

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,500	3,264

Commonwealth Edison Co.
3.850% due 03/15/2052	100	78

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	418
3.600% due 06/15/2061	100	69
4.300% due 12/01/2056	100	77
4.500% due 05/15/2058	2,500	1,978

Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	206
4.000% due 09/30/2042	400	323

Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,717
3.850% due 11/15/2042	4,600	3,602
6.350% due 09/15/2037	200	208

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	103

Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,371

East Ohio Gas Co.
3.000% due 06/15/2050	1,600	1,012

Edison International
5.750% due 06/15/2027	330	324

Entergy Arkansas LLC
2.650% due 06/15/2051	60	36
3.350% due 06/15/2052	270	185

Entergy Corp.
1.900% due 06/15/2028	900	739
2.400% due 06/15/2031	2,390	1,830

Entergy Texas, Inc.
1.750% due 03/15/2031	3,200	2,420

Florida Power & Light Co.
3.700% due 12/01/2047	1,100	859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom PJSC via Gaz Finance PLC
3.250% due 02/25/2030	$7,100	$3,372
3.500% due 07/14/2031	8,000	3,960

Georgia Power Co.
3.250% due 03/15/2051	5,300	3,509
3.700% due 01/30/2050	1,000	727
4.300% due 03/15/2042	3,752	3,004
5.125% due 05/15/2052	2,400	2,172

Greenko Power Ltd.
4.300% due 12/13/2028	401	316

Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,193
6.050% due 03/15/2037	800	807

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,400	2,072

Kentucky Utilities Co.
3.300% due 06/01/2050	70	49

KeySpan Gas East Corp.
3.586% due 01/18/2052	2,430	1,572

MidAmerican Energy Co.
2.700% due 08/01/2052	5,500	3,469

National Grid USA
5.803% due 04/01/2035	120	111

New England Power Co.
3.800% due 12/05/2047	2,300	1,704

New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	379
2.150% due 10/01/2031	2,000	1,553

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,690
5.783% due 09/16/2052	2,400	2,279

Northern States Power Co.
3.600% due 09/15/2047	6,300	4,757

NRG Energy, Inc.
2.450% due 12/02/2027	1,010	828

Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,120
5.050% due 10/01/2048	7,000	5,891

Ohio Power Co.
2.900% due 10/01/2051	2,800	1,757
5.850% due 10/01/2035	100	98

ONEOK, Inc.
7.150% due 01/15/2051	100	96

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,531
3.000% due 06/15/2028	3,200	2,642
3.150% due 01/01/2026	2,000	1,799
3.250% due 06/01/2031	1,700	1,300
3.450% due 07/01/2025	1,000	931
3.500% due 08/01/2050	7,250	4,430
3.750% due 08/15/2042	2,790	1,774
3.950% due 12/01/2047	1,000	637
4.200% due 03/01/2029	2,000	1,701
4.250% due 03/15/2046	300	202
4.300% due 03/15/2045	500	333
4.400% due 03/01/2032	2,000	1,649
4.500% due 07/01/2040	6,100	4,451
4.550% due 07/01/2030	750	644
4.600% due 06/15/2043	900	637
4.750% due 02/15/2044	100	72
4.950% due 07/01/2050	370	272
5.250% due 03/01/2052	300	227

PacifiCorp
4.125% due 01/15/2049	8,300	6,614
5.750% due 04/01/2037	60	57
6.000% due 01/15/2039	2,040	2,044
6.100% due 08/01/2036	60	60

PECO Energy Co.
2.850% due 09/15/2051	2,000	1,293

Pennsylvania Electric Co.
3.600% due 06/01/2029	3,300	2,940

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	3,877

Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,424

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	83

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Gas & Electric Co.
4.100% due 06/15/2049	$2,970	$2,366
4.150% due 05/15/2048	9,400	7,562

Sempra Energy
6.000% due 10/15/2039	100	97

SES SA
3.600% due 04/04/2023	4,600	4,546
5.300% due 04/04/2043	3,800	2,907

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,634

Southern California Edison Co.
2.250% due 06/01/2030	800	635
2.500% due 06/01/2031	4,700	3,717
2.750% due 02/01/2032	2,400	1,905
2.950% due 02/01/2051	3,000	1,833
3.450% due 02/01/2052	2,300	1,553
3.650% due 03/01/2028	200	183
3.650% due 02/01/2050	1,100	756
3.650% due 06/01/2051	2,020	1,411
3.900% due 12/01/2041	500	366
3.900% due 03/15/2043	3,600	2,677
4.650% due 10/01/2043	1,850	1,525
6.000% due 01/15/2034	3,600	3,584
6.650% due 04/01/2029	900	910

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,230
4.125% due 06/01/2048	5,300	4,145

Southwestern Electric Power Co.
3.250% due 11/01/2051	800	510
6.200% due 03/15/2040	2,200	2,165

System Energy Resources, Inc.
2.140% due 12/09/2025	1,200	1,081

Tucson Electric Power Co.
3.250% due 05/15/2032	6,500	5,456

Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	3,807
3.875% due 03/01/2052	4,800	3,584

Virginia Electric & Power Co.
2.950% due 11/15/2051	550	358

Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,266

Washington Gas Light Co.
3.650% due 09/15/2049	1,600	1,181

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	2,889

		216,948

Total Corporate Bonds & Notes (Cost $1,437,633)		1,136,686

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 0.6%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,505
0.000% due 08/15/2032 (d)	100	59

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	236
3.000% due 06/01/2046	2,185	1,892
4.214% due 06/01/2050	2,600	1,805

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
3.037% due 06/01/2032	4,200	3,348

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,010

Tulare County, California Revenue Bonds, Series 2018
4.109% due 06/01/2029	2,700	2,509

Tulare County, California Revenue Notes, Series 2018
4.009% due 06/01/2028	1,000	937

		14,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	$7,704	$8,366

ILLINOIS 0.4%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	103

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,656
3.007% due 01/01/2033	5,030	4,040

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021
3.238% due 01/01/2042	1,800	1,367

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	974

		10,140

KANSAS 0.1%

Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,444

MICHIGAN 0.3%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	3,500	2,613

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	4,800	3,845

		6,458

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	366

NEW JERSEY 0.1%

Rutgers, The State University of New Jersey Revenue Bonds, Series 2019
3.270% due 05/01/2043	1,500	1,181

NEW MEXICO 0.1%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	871

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	800	989

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,276

		5,265

PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,651

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,095

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	1,630

		7,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	$1,000	$475
0.000% due 04/01/2037 (d)	800	355

		830

Total Municipal Bonds & Notes (Cost $72,066)		60,598

U.S. GOVERNMENT AGENCIES 10.5%

Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	32,003
1.511% due 12/01/2034 •	114	114
2.030% due 11/01/2035 •	2	2
2.058% due 06/01/2043 •	42	43
2.273% due 12/01/2033 •	12	12
2.348% due 01/25/2031 ~(a)	16,132	1,762
2.425% due 07/25/2037 ~	5	5
2.493% due 03/25/2036 •	1	1
2.541% due 04/01/2035 •	241	237
2.572% due 10/01/2035 •	92	90
2.788% due 05/25/2035 ~	170	171
2.917% due 06/01/2035 •	332	329
3.000% due 12/25/2046	1,374	968
3.250% due 11/01/2042	2,554	2,165
3.281% due 09/01/2035 •	7	8
3.382% due 06/01/2035 •	298	294
3.397% due 11/01/2034 •	236	243
3.484% due 09/25/2032 ~	3	3
3.734% due 08/25/2040 ~	269	269
3.790% due 01/01/2029	4,200	4,035
3.974% due 08/01/2035 •	21	22
5.000% due 08/25/2033	26	26
5.500% due 04/25/2033 - 09/25/2035	5,686	5,829
5.900% due 07/25/2042	5	5
6.000% due 07/25/2031 - 03/25/2036 þ	956	1,035
6.080% due 09/01/2028	1,800	1,986

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	526
5.750% due 12/07/2028	20	22

Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,074
2.059% due 02/25/2045 ~	44	46
2.304% due 10/25/2044 •	14	15
2.446% due 10/01/2035 •	12	12
2.578% due 04/01/2035 •	10	10
3.218% due 01/15/2033 ~	2	1
3.318% due 09/15/2030 ~	1	1
3.563% due 06/01/2035 •	8	8
5.000% due 03/01/2038 - 12/01/2038	326	327
5.500% due 02/15/2024	9	9
6.000% due 06/15/2035 - 10/01/2037	512	555
6.500% due 10/25/2043	43	43

Ginnie Mae
2.875% due 05/20/2030 •	26	25
3.250% due 02/20/2049	2,471	2,127

Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030	108,567	79,017

Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 - 07/15/2029 (a)	3,891	2,963

U.S. Small Business Administration
5.290% due 12/01/2027	102	101
5.510% due 11/01/2027	23	23

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2052	3,000	2,699
4.000% due 10/01/2052 - 11/01/2052	66,300	61,531
4.500% due 10/01/2052 - 11/01/2052	37,300	35,537

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/01/2052	$1,800	$1,786

Total U.S. Government Agencies (Cost $255,122)		247,115

U.S. TREASURY OBLIGATIONS 70.1%

U.S. Treasury Bonds
1.125% due 05/15/2040 (i)	313,630	196,215
1.125% due 08/15/2040 (i)	135,490	84,009
1.375% due 11/15/2040 (i)	55,540	35,937
1.750% due 08/15/2041 (i)	151,800	103,885
1.875% due 02/15/2041 (i)	530,600	376,115
1.875% due 02/15/2051 (i)	171,175	113,390
1.875% due 11/15/2051 (i)	209,460	138,612
2.000% due 11/15/2041	17,600	12,608
2.000% due 02/15/2050 (i)(k)	22,030	15,148
2.000% due 08/15/2051 (i)	115,900	79,219
2.250% due 08/15/2049 (k)	17,276	12,644
2.250% due 02/15/2052 (i)	7,800	5,670
2.375% due 02/15/2042 (i)	25,500	19,551
2.375% due 11/15/2049 (k)	875	659
2.500% due 02/15/2045 (k)	1,110	847
2.750% due 11/15/2042 (k)	1,000	811
2.875% due 08/15/2045 (k)	2,345	1,916
2.875% due 05/15/2049 (m)	405	338
2.875% due 05/15/2052 (i)	25,200	21,140
3.000% due 08/15/2048 (k)	7,990	6,764
3.000% due 08/15/2052 (i)	77,100	66,559
3.125% due 02/15/2043 (k)	1,910	1,643
3.250% due 05/15/2042 (i)	64,900	57,619
3.375% due 08/15/2042	73,550	66,643
3.750% due 08/15/2041 (m)	1,700	1,631
3.750% due 11/15/2043	6,137	5,835
4.750% due 02/15/2041 (k)(m)	2,480	2,730

U.S. Treasury Notes
0.375% due 10/31/2023 (k)(m)	18,900	18,121
2.625% due 05/31/2027 (m)	69,600	65,351

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(k)	71,900	45,345
0.000% due 08/15/2034 (a)	32,970	20,574
0.000% due 05/15/2035 (a)(k)	32,500	19,670
0.000% due 11/15/2036 (a)	37,600	21,375
0.000% due 08/15/2037 (a)(k)	8,900	4,904
0.000% due 08/15/2040 (d)(k)	5,930	2,926
0.000% due 05/15/2044 (d)(k)	15,400	6,345
0.000% due 08/15/2044 (d)	18,300	7,451
0.000% due 11/15/2044 (d)	11,350	4,571

Total U.S. Treasury Obligations (Cost $2,193,627)		1,644,771

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%

Adjustable Rate Mortgage Trust
2.699% due 10/25/2035 ~	598	509

American Home Mortgage Assets Trust
2.024% due 11/25/2046 ~	1,499	494
3.204% due 10/25/2046 •	69	60

AREIT Trust
3.534% due 01/16/2037 •	3,755	3,613

BAMLL Commercial Mortgage Securities Trust
3.868% due 04/15/2036 •	7,000	6,886
4.018% due 03/15/2034 •	2,400	2,344

Banc of America Funding Trust
3.114% due 02/20/2036 ~	123	118
3.535% due 01/20/2047 ^~	16	15

Banc of America Mortgage Trust
4.018% due 08/25/2035 ^~	377	362

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,318
5.122% due 08/10/2035 ~	8,700	7,357

Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	30	29
2.820% due 02/25/2034 ~	4	4
3.233% due 05/25/2047 ^~	497	456
3.858% due 11/25/2034 ~	15	14
5.230% due 10/25/2035 •	26	25

Bear Stearns ALT-A Trust
3.339% due 10/25/2035 ^~	210	184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.404% due 08/25/2036 ^•	$2,744	$2,466
3.479% due 11/25/2036 ~	112	71
3.531% due 09/25/2035 ^~	2,373	1,537

Bear Stearns Mortgage Funding Trust
3.264% due 10/25/2036 ~	1,836	1,549

BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	6,858

Chase Mortgage Finance Trust
3.377% due 03/25/2037 ^~	182	172
5.500% due 11/25/2035	1,635	1,233

ChaseFlex Trust
3.644% due 05/25/2037 ~	3,339	3,284

Citigroup Mortgage Loan Trust
2.190% due 09/25/2035 •	37	37
3.154% due 01/25/2037 •	23	22
3.790% due 09/25/2035 ~	15	15
3.884% due 08/25/2035 ^~	83	80
5.410% due 10/25/2035 •	16	15

Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,776
3.942% due 04/10/2033 ~	7,300	6,397

Countrywide Alternative Loan Trust
3.188% due 12/20/2046 ^•	498	410
3.413% due 03/20/2046 •	122	95
3.464% due 09/25/2046 ^•	502	473
3.504% due 05/25/2036 •	3,119	2,647
3.633% due 11/20/2035 •	2,413	2,251
3.633% due 12/20/2035 ~	506	454
3.644% due 02/25/2037 ~	52	43
5.500% due 09/25/2035 ^	1,270	965
5.500% due 10/25/2035	2,621	1,647
5.500% due 11/25/2035	461	285
5.500% due 03/25/2036 ^	64	30
6.000% due 03/25/2036 ^	2,915	1,433
6.250% due 08/25/2037 ^	111	63

Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	90	84
2.522% due 02/20/2035 ~	3	3
2.778% due 11/25/2034 ~	45	42
3.303% due 11/20/2034 ~	9	8
3.476% due 11/25/2037 ~	373	346
3.544% due 05/25/2035 •	52	43
3.678% due 08/25/2034 ^~	2	2
3.724% due 03/25/2035 ~	119	102
5.250% due 05/25/2035	85	59
5.910% due 02/20/2036 ^~	25	21

Countrywide Home Loan Reperforming REMIC Trust
3.504% due 07/25/2036 ~	1,851	1,784

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~	5	5

Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~	591	577
3.023% due 08/25/2060 ~	1,081	1,040

Downey Savings & Loan Association Mortgage Loan Trust
3.513% due 08/19/2045 ~	54	47

First Horizon Mortgage Pass-Through Trust
3.370% due 12/25/2034 ~	1	1

GCAT LLC
2.981% due 09/25/2025 þ	1,238	1,199

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •	3,600	3,614

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	5,225	4,462

GSMPS Mortgage Loan Trust
3.434% due 01/25/2036 •	412	345

GSR Mortgage Loan Trust
3.193% due 11/25/2035 ~	3	3

HarborView Mortgage Loan Trust
3.183% due 01/19/2038 ~	1,385	1,230
3.198% due 12/19/2036 ~	2,699	2,289
3.224% due 07/19/2035 ^~	2	2

IndyMac INDX Mortgage Loan Trust
2.975% due 12/25/2034 ~	9	9
3.035% due 04/25/2037 ^~	139	114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.129% due 04/25/2037 ~		$92	$80
3.484% due 06/25/2046 ~		358	307
3.604% due 07/25/2035 ~		2,322	1,653

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		3,600	3,468

JP Morgan Mortgage Trust
2.612% due 07/25/2035 ~		726	711
2.650% due 02/25/2035 ~		1	1
3.258% due 01/25/2037 ^~		17	15
3.984% due 11/25/2049 •		352	344
3.984% due 12/25/2049 •		190	184

Lehman XS Trust
3.444% due 12/25/2036 ~		898	862

MASTR Adjustable Rate Mortgages Trust
3.294% due 04/25/2046 •		293	259
3.819% due 11/21/2034 ~		39	37

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.518% due 11/15/2031 •		18	17

Merrill Lynch Mortgage Investors Trust
2.726% due 02/25/2034 ~		4	4
2.873% due 05/25/2033 ~		8	8
2.969% due 05/25/2033 ~		4	3
3.504% due 02/25/2036 ~		118	110
3.680% due 07/25/2034 ~		67	64

Morgan Stanley Mortgage Loan Trust
3.384% due 08/25/2036 ~		2,927	926

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		4,211	3,846
4.500% due 05/25/2058 ~		2,060	1,991

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~		13,465	3,287

Prime Mortgage Trust
3.484% due 02/25/2034 •		1	1

Residential Accredit Loans, Inc. Trust
3.504% due 04/25/2046 ~		175	54
6.000% due 06/25/2036 ^		4,896	3,910
6.000% due 08/25/2036 ^		668	528
6.500% due 08/25/2036		1,257	1,074

Residential Asset Securitization Trust
3.484% due 01/25/2046 ^~		188	61
3.534% due 04/25/2035 ^•		46	26

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		42	36
2.916% due 12/25/2034 ~		60	58
3.404% due 10/25/2035 •		32	30
3.524% due 05/25/2037 •		102	91
3.588% due 08/25/2035 ~		12	10

Structured Asset Mortgage Investments Trust
3.504% due 04/25/2036 •		337	296
3.524% due 05/25/2036 •		124	103
3.644% due 02/25/2036 ^•		293	255
3.653% due 10/19/2034 •		10	10
3.704% due 12/25/2035 ^•		3	3

Structured Asset Securities Corp Mortgage Pass-Through Certificates
3.067% due 12/25/2033 ~		8	8

TBW Mortgage-Backed Trust
6.000% due 07/25/2036		4,698	2,336

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	11,069	12,334

WaMu Mortgage Pass-Through Certificates Trust
1.804% due 02/25/2047 ^•		$332	286
1.804% due 03/25/2047 ^~		180	157
1.834% due 01/25/2047 ~		1	1
1.864% due 04/25/2047 ~		655	581
1.907% due 05/25/2046 ~		24	20
2.104% due 08/25/2046 •		678	648
2.152% due 08/25/2046 ~		6,292	5,608
2.504% due 08/25/2042 ~		1	1
2.604% due 10/25/2046 •		3	3
2.604% due 11/25/2046 ~		42	37
2.739% due 12/25/2036 ^~		171	154
3.053% due 02/25/2037 ^~		186	173
3.454% due 05/25/2034 ~		359	357
3.624% due 12/25/2045 •		30	28

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	85

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.664% due 10/25/2045 •	$367	$346
3.853% due 07/25/2037 ^~	17	17

Washington Mutual Mortgage Pass-Through Certificates Trust
2.074% due 05/25/2046 ^•	291	236

Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	2,841

Total Non-Agency Mortgage-Backed Securities (Cost $146,218)		131,422

ASSET-BACKED SECURITIES 7.2%

ACAS CLO Ltd.
3.630% due 10/18/2028 •	6,540	6,429

ACE Securities Corp. Home Equity Loan Trust
4.059% due 05/25/2034 •	983	955

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.914% due 12/25/2034 •	4,653	4,319

American Money Management Corp. CLO Ltd.
3.610% due 04/17/2029 •	2,363	2,350

Argent Securities Trust
3.384% due 06/25/2036 •	5,887	4,002

Asset-Backed Securities Corp. Home Equity Loan Trust
4.929% due 05/25/2035 ~	4,818	4,597

Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~	15	15
3.409% due 10/25/2036 ~	13	13
3.424% due 12/25/2036 ~	200	192

Benefit Street Partners CLO Ltd.
3.810% due 01/20/2031 ~	2,950	2,883

Carlyle Global Market Strategies CLO Ltd.
3.819% due 07/27/2031 ~	992	974
4.050% due 07/20/2032 •	3,500	3,415

CIFC Funding Ltd.
3.833% due 04/24/2030 •	1,840	1,817

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •	500	467

Citigroup Mortgage Loan Trust
3.144% due 07/25/2045 •	7	5
3.434% due 03/25/2037 •	595	523

Countrywide Asset-Backed Certificates
3.564% due 04/25/2037 •	452	376

Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2047 ^•	831	750
3.344% due 12/25/2036 ^~	7,420	6,790
3.404% due 09/25/2047 •	7,024	5,247
3.564% due 03/25/2036 ~	1,118	1,054
3.984% due 02/25/2036 ~	96	96
4.959% due 07/25/2035 •	100	97

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~	16	11
3.363% due 12/25/2035 •	681	643
3.541% due 04/25/2037 þ	231	220
3.984% due 07/25/2035 •	374	361

Credit-Based Asset Servicing & Securitization Trust
3.154% due 01/25/2037 ^•	26	10

ECMC Group Student Loan Trust
3.834% due 02/27/2068 •	1,290	1,263

Encore Credit Receivables Trust
3.744% due 07/25/2035 •	69	73

First Franklin Mortgage Loan Trust
3.194% due 12/25/2037 •	1,482	1,392
3.384% due 08/25/2036 ~	6,947	6,568
4.134% due 09/25/2033 ~	4,623	4,450
4.364% due 10/25/2033 ~	3,254	3,091

First NLC Trust
3.154% due 08/25/2037 ~	15	8

Fremont Home Loan Trust
3.224% due 01/25/2037 •	4,474	2,511
4.149% due 06/25/2035 ~	3,848	3,714

FS Rialto Issuer LLC
4.184% due 01/19/2039 •	4,350	4,257

Gallatin CLO Ltd.
3.782% due 01/21/2028 ~	2,977	2,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	3,914	$2,467

GE-WMC Mortgage Securities Trust
3.164% due 08/25/2036 •		$1	0

GSAMP Trust
3.154% due 12/25/2036 •		6	3
3.214% due 12/25/2046 ~		1,357	764
3.224% due 12/25/2036 •		1,686	941
3.234% due 08/25/2036 ~		934	917
3.284% due 11/25/2036 •		197	98
3.284% due 01/25/2047 •		5,923	3,215
3.354% due 03/25/2047 ~		725	694
3.404% due 04/25/2036 ~		222	149

HGI CRE CLO Ltd.
3.984% due 04/20/2037 ~		1,950	1,904

Horizon Aircraft Finance Ltd.
4.458% due 12/15/2038		2,074	1,674

JP Morgan Mortgage Acquisition Corp.
3.804% due 12/25/2035 •		163	163

JP Morgan Mortgage Acquisition Trust
3.354% due 07/25/2036 •		1,630	1,346

KREF Ltd.
4.474% due 02/17/2039 ~		3,900	3,744

LCCM Trust
4.268% due 11/15/2038 •		2,300	2,198

Lehman ABS Mortgage Loan Trust
3.174% due 06/25/2037 •		12	8

Long Beach Mortgage Loan Trust
3.384% due 06/25/2036 ~		16,114	8,234

M360 Ltd.
4.552% due 11/22/2038 ~		2,500	2,449

Magnetite Ltd.
3.785% due 11/15/2028 •		3,138	3,071

MASTR Asset-Backed Securities Trust
3.304% due 11/25/2036 ~		2,781	1,724
3.444% due 02/25/2036 ~		1,903	814
3.909% due 10/25/2034 ~		3,081	2,993

MASTR Specialized Loan Trust
3.604% due 02/25/2036 •		2,391	2,288

Merrill Lynch Mortgage Investors Trust
3.684% due 01/25/2037 ~		7,855	7,267
4.014% due 07/25/2035 •		791	762

MESA Trust
3.884% due 12/25/2031 ~		5	5

Morgan Stanley ABS Capital, Inc. Trust
3.284% due 02/25/2037 •		2,203	1,236
3.304% due 10/25/2036 •		2,766	1,372
3.414% due 02/25/2037 ~		4,530	2,542
3.544% due 09/25/2036 •		3,436	1,575

Mountain View CLO LLC
3.780% due 01/16/2031 ~		1,000	982

New Century Home Equity Loan Trust
3.824% due 08/25/2034 •		11	10
4.164% due 01/25/2034 ~		130	125

NovaStar Mortgage Funding Trust
3.254% due 01/25/2037 •		6,514	2,379

Octagon Loan Funding Ltd.
4.141% due 11/18/2031 ~		2,600	2,540

Option One Mortgage Loan Trust
3.324% due 04/25/2037 •		3,290	1,657
3.819% due 05/25/2035 •		1,000	917

Securitized Asset-Backed Receivables LLC Trust
3.214% due 05/25/2037 ^~		34	27
3.664% due 12/25/2035 •		905	874

SLM Student Loan Trust
4.283% due 04/25/2023 •		2,799	2,779

Sound Point CLO Ltd.
3.773% due 01/23/2029 •		498	494

Soundview Home Loan Trust
3.164% due 06/25/2037 ~		9	6
3.194% due 01/25/2037 •		3,633	2,721
3.254% due 07/25/2037 •		329	282

Structured Asset Investment Loan Trust
4.809% due 11/25/2034 ~		2,253	2,148

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
3.404% due 10/25/2036 •		$3,795	$3,283
4.184% due 10/25/2037 •		5,457	2,754
4.209% due 04/25/2035 •		1,644	1,601

TCI-Symphony CLO Ltd.
3.442% due 07/15/2030 ~		2,000	1,967

Towd Point Mortgage Trust
4.084% due 05/25/2058 ~		805	791

Venture CLO Ltd.
3.810% due 01/20/2029 ~		1,569	1,551

Vibrant CLO Ltd.
3.830% due 07/20/2032 •		1,100	1,069

Voya CLO Ltd.
3.583% due 07/14/2031 •		1,486	1,448

Wells Fargo Home Equity Asset-Backed Securities Trust
3.314% due 04/25/2037 ~		819	794

Total Asset-Backed Securities (Cost $182,971)			168,718

SOVEREIGN ISSUES 2.8%

Airport Authority
1.625% due 02/04/2031		5,000	3,911
2.625% due 02/04/2051		1,200	779

Argentina Government International Bond
0.500% due 07/09/2030 þ		1,104	224
1.000% due 07/09/2029		386	75
1.500% due 07/09/2035 þ		7,625	1,403
3.500% due 07/09/2041 þ		540	116

Chile Government International Bond
3.250% due 09/21/2071		6,000	3,439
4.340% due 03/07/2042		3,800	3,019

Colombia Government International Bond
7.375% due 09/18/2037		720	626

Dominican Republic International Bond
4.875% due 09/23/2032		800	604
5.500% due 02/22/2029		2,000	1,729

Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	2,417

Israel Government International Bond
1.250% due 11/30/2022	ILS	2,800	785

Mexico Government International Bond
3.771% due 05/24/2061		$10,469	6,215
5.750% due 10/12/2110		10,400	8,072

Peru Government International Bond
5.940% due 02/12/2029	PEN	9,350	2,065
6.150% due 08/12/2032		6,200	1,297
6.350% due 08/12/2028		2,200	505
6.950% due 08/12/2031		900	202
8.200% due 08/12/2026		25,700	6,701

Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	4,971
2.000% due 04/14/2033		2,700	1,569
2.625% due 12/02/2040		1,290	649
2.750% due 04/14/2041		850	428
2.875% due 04/13/2042		1,690	856

Russia Government International Bond
4.750% due 05/27/2026 ^(b)		$200	100
5.250% due 06/23/2047 ^(b)		200	100

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	801

Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	10,741

Total Sovereign Issues (Cost $97,474)			64,399

		SHARES
PREFERRED SECURITIES 1.9%

BANKING & FINANCE 0.6%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(e)		1,100,000	985

Capital Farm Credit ACA
5.000% due 03/15/2026 •(e)		2,700,000	2,354

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	SHARES	MARKET VALUE (000S)

Capital One Financial Corp.
3.950% due 09/01/2026 •(e)	4,740,000	$3,766

Charles Schwab Corp.
5.000% due 06/01/2027 •(e)	1,600	1,446

Citigroup, Inc.
3.875% due 02/18/2026 •(e)	1,000,000	830
4.000% due 12/10/2025 •(e)	850,000	719

CoBank ACB
4.250% due 01/01/2027 •(e)	2,400,000	2,049

JPMorgan Chase & Co.
6.100% due 10/01/2024 •(e)	900,000	865

		13,014

INDUSTRIALS 0.1%

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(e)	2,800,000	2,633

UTILITIES 1.2%

AT&T Mobility LLC
7.000% due 01/20/2023 «(e)(g)	1,128,057	28,710

Total Preferred Securities (Cost $48,418)		44,357

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (h) 0.1%
			$1,350

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.1%

Pacific Gas & Electric Co.
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~		$3,100	3,093

ISRAEL TREASURY BILLS 0.5%
0.017% due 10/07/2022 - 01/04/2023 (c)(d)	ILS	38,400	10,726

U.S. TREASURY BILLS 0.0%
2.869% due 11/10/2022 - 12/01/2022 (c)(d)(m)		$653	650

Total Short-Term Instruments (Cost $17,183)			15,819

Total Investments in Securities (Cost $4,480,878)			3,542,990

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%

PIMCO Short Asset Portfolio	6,299,881	$61,632

PIMCO Short-Term Floating NAV Portfolio III	7,256,364	70,452

Total Short-Term Instruments (Cost $133,520)		132,084

Total Investments in Affiliates (Cost $133,520)		132,084

Total Investments 156.6% (Cost $4,614,398)		$3,675,074

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(2,296))		844

Other Assets and Liabilities, net (56.6)%		(1,329,359)

Net Assets 100.0%		$2,346,559

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	01/20/2023	09/24/2020	$30,512	$28,710	1.22%
Citigroup, Inc.	3.057	01/25/2033	01/18/2022	2,400	1,893	0.08
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	4,700	3,946	0.17
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	3,300	2,805	0.12
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 06/11/2021	4,059	2,909	0.12
Deutsche Bank AG	3.729	01/14/2032	01/28/2021 - 02/01/2021	270	182	0.01
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,188	2,090	0.09
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,421	5,079	0.22
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,294	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,091	3,392	0.14
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,844	2,402	0.10

				$65,673	$54,702	2.33%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	87

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$1,350	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,377)	$1,350	$1,350

Total Repurchase Agreements						$(1,377)	$1,350	$1,350

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	3.080%	09/22/2022	10/13/2022	$(738,800)	$(739,495)
	3.080	09/29/2022	10/13/2022	(454)	(454)
CIB	3.080	09/29/2022	10/18/2022	(20,782)	(20,789)
IND	3.050	09/29/2022	10/06/2022	(4,537)	(4,539)
JPS	3.000	09/22/2022	10/12/2022	(22,522)	(22,543)
	3.020	09/26/2022	10/03/2022	(68,908)	(68,949)
STR	3.010	09/30/2022	10/03/2022	(404,618)	(404,719)
	3.020	10/03/2022	10/04/2022	(404,311)	(404,311)

Total Reverse Repurchase Agreements					$(1,665,799)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.710%	09/28/2022	10/05/2022	$(541)	$(541)
UBS	2.500	09/29/2022	10/03/2022	(726)	(726)
	2.860	09/29/2022	10/06/2022	(3,905)	(3,906)
	3.070	09/29/2022	10/28/2022	(454)	(454)

Total Sale-Buyback Transactions					$(5,627)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$22,800	$(18,879)	$(18,464)

Total Short Sales (0.8)%				$(18,879)	$(18,464)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BSN	$0	$(739,949)	$0	$(739,949)	$728,999	$(10,950)
CIB	0	(20,789)	0	(20,789)	20,331	(458)
FICC	1,350	0	0	1,350	(1,377)	(27)
IND	0	(4,539)	0	(4,539)	4,439	(100)
JPS	0	(91,492)	0	(91,492)	89,501	(1,991)
STR	0	(809,030)	0	(809,030)	408,045	(400,985)

Master Securities Forward Transaction Agreement
BCY	0	0	(541)	(541)	544	3
UBS	0	0	(5,086)	(5,086)	4,972	(114)

Total Borrowings and Other Financing Transactions	$1,350	$(1,665,799)	$(5,627)

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,261,488)	$0	$0	$(1,261,488)

Total	$0	$(1,261,488)	$0	$0	$(1,261,488)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,627)	0	0	(5,627)

Total	$0	$(5,627)	$0	$0	$(5,627)

Total Borrowings	$0	$(1,267,115)	$0	$0	$(1,267,115)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,267,115)

(i)	Securities with an aggregate market value of $1,256,831 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,499,121) at a weighted average interest rate of 1.346%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(404,311) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	1,709	$	351,013	$(3,779)	$0	$(253)
U.S. Treasury 10-Year Note December Futures	12/2022	2,386		267,381	(11,463)	0	(932)
U.S. Treasury 30-Year Bond December Futures	12/2022	646		81,658	(6,988)	0	(424)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	334		45,758	(4,393)	0	(543)

					$(26,623)	$0	$(2,152)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	6,364	$	(684,180)	$23,786	$1,690	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	4,383		(519,317)	33,008	2,192	0

					$56,794	$3,882	$0

Total Futures Contracts					$30,171	$3,882	$(2,152)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2022	0.513%	$	2,800	$21	$(17)	$4	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.744	EUR	5,000	33	(29)	4	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2022	0.960	$	500	0	0	0	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606		3,800	27	(22)	5	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.518		3,300	25	(20)	5	1	0

							$106	$(88)	$18	$1	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	89

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	92	$(3)	$(3)	$(6)	$2	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		5,796	(208)	(219)	(427)	91	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		2,200	(183)	(35)	(218)	0	0

						$(394)	$(257)	$(651)	$93	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028		$228,900	$495	$(20,498)	$(20,003)	$0	$(693)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		28,100	(1,194)	8,010	6,816	346	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		47,500	(797)	11,450	10,653	586	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(115)	(115)	0	(1)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	(83)	(83)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	(29)	(29)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	(1,240)	(1,210)	0	(5)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	51	(151)	(100)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023		$250,700	(276)	1,039	763	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		38,600	(152)	3,115	2,963	73	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		44,900	(94)	6,812	6,718	168	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		52,500	(147)	10,274	10,127	194	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		9,100	(107)	898	791	33	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		71,800	3,595	10,891	14,486	254	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031		13,300	(32)	2,342	2,310	48	0
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031		44,900	(199)	8,331	8,132	148	0
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031		20,700	(89)	3,874	3,785	68	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031		55,500	(208)	10,388	10,180	206	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		155,160	2,887	48,174	51,061	1,120	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051		53,720	(5,876)	(17,536)	(23,412)	0	(519)

							$(2,113)	$85,946	$83,833	$3,250	$(1,218)

Total Swap Agreements							$(2,401)	$85,601	$83,200	$3,344	$(1,219)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,882	$3,344	$7,226	$0	$(2,152)	$(1,219)	$(3,371)

(k)

Securities with an aggregate market value of $33,566 and cash of $9,632 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022		$651	PEN	2,539	$0	$(18)
	11/2022	ZAR	984		$62	8	0
	12/2022		$74	PEN	292	0	(2)

BPS	10/2022	CAD	5,012		$3,800	172	0
	11/2022	GBP	2,481		3,038	267	0
	11/2022		$1,111	PEN	4,309	0	(34)
	11/2022	ZAR	2,873		$179	21	0

BRC	11/2022	ILS	1,400		438	45	0

CBK	10/2022	BRL	363		69	2	0
	10/2022	ILS	500		160	20	0
	10/2022	PEN	14,947		3,851	99	0
	10/2022		$70	BRL	363	0	(3)
	10/2022		3,609	PEN	14,004	0	(94)
	11/2022	ILS	2,834		$899	100	0
	11/2022	ZAR	1,538		94	9	0
	12/2022	ILS	13,899		4,431	513	0
	12/2022	MXN	7,907		388	0	0
	12/2022	PEN	14,004		3,583	97	0
	12/2022		$168	PEN	704	8	0
	01/2023	BRL	363		$69	3	0
	01/2023	ILS	20,896		6,618	710	0
	02/2023	PEN	12,054		3,023	33	0
	03/2023		$235	PEN	942	0	(2)
	04/2023	PEN	53,208		$13,473	357	0

DUB	12/2022	ILS	1,200		379	41	0

GLM	11/2022	ZAR	1,042		65	7	0
	12/2022		$3,482	PEN	13,864	0	(29)
	05/2023	ZAR	839		$50	5	0

JPM	11/2022	GBP	10,880		13,207	1,050	0
	11/2022	IDR	247,326		16	0	0
	12/2022	ILS	500		162	21	0

MBC	10/2022	EUR	37,514		37,507	741	0

MYI	10/2022	MXN	3,365		165	0	(2)
	10/2022		$36,194	EUR	37,514	572	0
	11/2022	EUR	37,514		$36,268	0	(571)
	11/2022	IDR	257,534		17	1	0
	11/2022		$1,367	GBP	1,186	0	(42)

SCX	10/2022		240	PEN	942	0	(4)
	11/2022	GBP	4,969		$6,034	481	0
	11/2022	IDR	369,625		25	1	0
	12/2022		$289	PEN	1,131	0	(8)

TOR	10/2022		2,326	CAD	3,174	0	(28)
	11/2022	CAD	3,174		$2,325	28	0

UAG	11/2022	IDR	217,724		15	0	0
	11/2022	ZAR	2,304		147	20	0

Total Forward Foreign Currency Contracts						$5,432	$(837)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$9,596

Total Purchased Options							$3,166	$9,596

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600%	12/21/2022	7,500	$(11)	$(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	91

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	247,500	$(3,176)	$(17,320)

Total Written Options							$(3,187)	$(17,330)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.622%	$900	$126	$2	$128	$0

Total Swap Agreements							$126	$2	$128	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$8	$0	$0	$8	$(20)	$0	$0	$(20)	$(12)	$0	$(12)
BPS	460	0	0	460	(34)	0	0	(34)	426	(310)	116
BRC	45	0	0	45	0	0	0	0	45	0	45
CBK	1,951	0	0	1,951	(99)	0	0	(99)	1,852	(1,680)	172
DUB	41	0	0	41	0	0	0	0	41	(10)	31
GLM	12	0	0	12	(29)	0	0	(29)	(17)	0	(17)
GST	0	0	128	128	0	0	0	0	128	0	128
JPM	1,071	0	0	1,071	0	0	0	0	1,071	(1,350)	(279)
MBC	741	0	0	741	0	0	0	0	741	(1,240)	(499)
MYC	0	9,596	0	9,596	0	(17,330)	0	(17,330)	(7,734)	7,380	(354)
MYI	573	0	0	573	(615)	0	0	(615)	(42)	29	(13)
SCX	482	0	0	482	(12)	0	0	(12)	470	(610)	(140)
TOR	28	0	0	28	(28)	0	0	(28)	0	0	0
UAG	20	0	0	20	0	0	0	0	20	0	20

Total Over the Counter	$5,432	$9,596	$128	$15,156	$(837)	$(17,330)	$0	$(18,167)

(m)

Securities with an aggregate market value of $7,409 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,882	$3,882
Swap Agreements	0	94	0	0	3,250	3,344

	$0	$94	$0	$0	$7,132	$7,226

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,432	$0	$5,432
Purchased Options	0	0	0	0	9,596	9,596
Swap Agreements	0	128	0	0	0	128

	$0	$128	$0	$5,432	$9,596	$15,156

	$0	$222	$0	$5,432	$16,728	$22,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,152	$2,152
Swap Agreements	0	1	0	0	1,218	1,219

	$0	$1	$0	$0	$3,370	$3,371

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$837	$0	$837
Written Options	0	10	0	0	17,320	17,330

	$0	$10	$0	$837	$17,320	$18,167

	$0	$11	$0	$837	$20,690	$21,538

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$70,258	$70,258
Swap Agreements	0	(7,998)	0	0	(1,799)	(9,797)

	$0	$(7,998)	$0	$0	$68,459	$60,461

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,056	$0	$6,056
Written Options	0	447	0	0	607	1,054
Swap Agreements	0	(196)	0	0	0	(196)

	$0	$251	$0	$6,056	$607	$6,914

	$0	$(7,747)	$0	$6,056	$69,066	$67,375

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,775)	$(2,775)
Swap Agreements	0	1,995	0	0	49,933	51,928

	$0	$1,995	$0	$0	$47,158	$49,153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,605	$0	$5,605
Purchased Options	0	0	0	0	5,361	5,361
Written Options	0	(316)	0	0	(10,313)	(10,629)
Swap Agreements	0	(110)	0	0	0	(110)

	$0	$(426)	$0	$5,605	$(4,952)	$227

	$0	$1,569	$0	$5,605	$42,206	$49,380

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	93

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,105	$0	$29,105
Corporate Bonds & Notes
Banking & Finance	0	459,366	0	459,366
Industrials	0	460,372	0	460,372
Utilities	0	216,948	0	216,948
Municipal Bonds & Notes
California	0	14,301	0	14,301
Georgia	0	8,366	0	8,366
Illinois	0	10,140	0	10,140
Kansas	0	2,444	0	2,444
Michigan	0	6,458	0	6,458
Nevada	0	366	0	366
New Jersey	0	1,181	0	1,181
New Mexico	0	871	0	871
Ohio	0	5,265	0	5,265
Pennsylvania	0	2,651	0	2,651
Texas	0	7,725	0	7,725
Wisconsin	0	830	0	830
U.S. Government Agencies	0	247,115	0	247,115
U.S. Treasury Obligations	0	1,644,771	0	1,644,771
Non-Agency Mortgage-Backed Securities	0	131,422	0	131,422
Asset-Backed Securities	0	166,251	2,467	168,718
Sovereign Issues	0	64,399	0	64,399
Preferred Securities
Banking & Finance	0	13,014	0	13,014
Industrials	0	2,633	0	2,633
Utilities	0	0	28,710	28,710
Short-Term Instruments
Repurchase Agreements	0	1,350	0	1,350
Short-Term Notes	0	3,093	0	3,093
Israel Treasury Bills	0	10,726	0	10,726
U.S. Treasury Bills	0	650	0	650

	$0	$3,511,813	$31,177	$3,542,990

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$132,084	$0	$0	$132,084

Total Investments	$132,084	$3,511,813	$31,177	$3,675,074

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,464)	$0	$(18,464)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7,226	0	7,226
Over the counter	0	15,156	0	15,156

	$0	$22,382	$0	$22,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,371)	0	(3,371)
Over the counter	0	(18,167)	0	(18,167)

	$0	$(21,538)	$0	$(21,538)

Total Financial Derivative Instruments	$0	$844	$0	$844

Totals	$132,084	$3,494,193	$31,177	$3,657,454

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Loan Participations and Assignments	$797	$0	$(790)	$0	$(4)	$(3)	$0	$0	$0	$0
Asset-Backed Securities	2,856	0	(43)	0	0	(346)	0	0	2,467	(349)
Preferred Securities
Utilities	29,387	0	0	0	0	(677)	0	0	28,710	(677)

	$33,040	$0	$(833)	$0	$(4)	$(1,026)	$0	$0	$31,177	$(1,026)

Financial Derivative Instruments - Liabilities
Over the counter	$(982)	$0	$0	$0	$0	$982	$0	$0	$0	$0

Totals	$32,058	$0	$(833)	$0	$(4)	$(44)	$0	$0	$31,177	$(1,026)

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Asset-Backed Securities	$2,467	Discounted Cash Flow	Discount Rate	7.140	—
Preferred Securities
Utilities	28,710	Discounted Cash Flow	Discount Rate	5.800	—

Total	$31,177

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	95

Schedule of Investments	PIMCO Long-Term U.S. Government Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.7%

CORPORATE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%

United Airlines Pass-Through Trust
2.875% due 04/07/2030	$1,372	$1,189

Vessel Management Services, Inc.
3.432% due 08/15/2036	3,846	3,467

Total Corporate Bonds & Notes (Cost $5,218)		4,656

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
0.000% due 05/15/2030 (b)	13,282	9,674
1.995% due 11/01/2034 •	20	19
2.058% due 06/01/2043 •	70	71
2.059% due 03/01/2044 •	68	69
2.340% due 02/01/2028 •	1	1
2.425% due 07/25/2037 ~	51	50
2.440% due 05/01/2025 •	1	1
2.631% due 12/01/2027 •	13	13
2.818% due 04/01/2028 •	6	5
3.500% due 06/25/2044	3,183	2,753
3.534% due 10/25/2030 •	1	1
3.805% due 07/01/2035 •	7	7
3.984% due 04/25/2032 •	6	6
4.000% due 09/25/2044 - 10/25/2044	7,866	7,501
4.250% due 04/25/2037	379	367
4.500% due 10/25/2023 - 06/25/2025	333	331
5.625% due 04/17/2028	200	213
6.000% due 05/17/2027	57	58
6.500% due 11/25/2023 - 07/25/2031	296	307
6.750% due 06/25/2032	450	477
6.900% due 05/25/2023	2	2
7.000% due 05/25/2023 - 05/18/2027	241	244
9.000% due 06/01/2027	7	7

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	710
5.750% due 12/07/2028	500	542

Federal Housing Administration
7.430% due 01/01/2024 «	3	3

Freddie Mac
1.541% due 10/25/2023 ~	2	2
2.262% due 01/01/2028 •	10	10
2.271% due 01/01/2028 •	6	6
2.304% due 10/25/2044 •	953	994
2.504% due 07/25/2044 •	230	241
2.575% due 09/01/2027 •	5	5
3.131% due 10/01/2026 •	6	6
3.218% due 01/15/2033 ~	17	17
3.318% due 04/15/2029 - 12/15/2032 •	15	16
3.368% due 06/15/2031 •	7	7
3.500% due 05/15/2042 - 01/15/2048	15,197	13,481
4.000% due 07/15/2042	5,036	4,824
4.000% due 12/15/2042 •	1,671	1,235
4.318% due 10/25/2052 ~	6,579	5,941
4.500% due 02/15/2035 - 07/15/2035	690	663
5.500% due 06/15/2035	7,207	7,590
6.000% due 05/15/2028 - 09/15/2029	10	9
6.250% due 09/15/2023	39	39
6.500% due 11/15/2023 - 10/25/2043	65	65
7.000% due 05/15/2023 - 01/15/2024	5	6

Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	14	14
1.750% (H15T1Y + 1.500%) due 12/20/2022 - 10/20/2026 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 10/20/2027 - 11/20/2027 •	$16	$16
2.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	2	2
2.000% due 10/20/2026 •	2	2
2.625% (H15T1Y + 1.500%) due 03/20/2023 - 03/20/2026 ~	4	4
2.625% due 01/20/2027 - 01/20/2028 •	23	22
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	7	7
2.875% due 04/20/2027 - 05/20/2030 •	43	43
4.000% due 08/20/2044 - 09/20/2044	7,760	7,440
6.000% due 08/20/2033	741	756
6.500% due 08/20/2034 - 09/20/2034	5	5

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	6,371	4,929

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	7,400	5,320

U.S. Small Business Administration
5.240% due 08/01/2023	44	44

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	127	108
6.500% due 06/01/2026 - 08/01/2037	32	33
7.000% due 02/01/2038 - 03/01/2038	10	11

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2052	10,800	10,024
4.500% due 10/01/2052	6,000	5,717

Total U.S. Government Agencies (Cost $97,297)		93,087

U.S. TREASURY OBLIGATIONS 95.2%

U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	26,839
1.125% due 08/15/2040	154,100	95,548
1.250% due 05/15/2050	95,170	53,312
1.375% due 11/15/2040 (d)(f)	9,060	5,862
1.750% due 08/15/2041	111,400	76,237
1.875% due 02/15/2051	57,750	38,255
1.875% due 11/15/2051 (d)	80,520	53,285
2.000% due 11/15/2041	109,700	78,583
2.000% due 02/15/2050 (h)	310	213
2.000% due 08/15/2051	33,400	22,829
2.250% due 02/15/2052 (d)	4,500	3,271
2.375% due 02/15/2042 (d)	36,000	27,602
2.375% due 05/15/2051 (h)	2,400	1,797
2.500% due 05/15/2046 (f)	2,028	1,539
2.875% due 05/15/2052 (d)	20,400	17,114
3.000% due 11/15/2045 (f)(h)	680	568
3.000% due 08/15/2052 (d)	20,000	17,266
3.250% due 05/15/2042	29,400	26,102
3.375% due 08/15/2042 (d)	38,200	34,613

U.S. Treasury STRIPS (b)
0.000% due 05/15/2044	2,800	1,154
0.000% due 08/15/2044	4,800	1,954
0.000% due 11/15/2044	4,700	1,893
0.000% due 05/15/2045	1,500	594
0.000% due 08/15/2046	1,500	572

Total U.S. Treasury Obligations (Cost $824,486)		587,002

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Ashford Hospitality Trust
3.718% due 04/15/2035 •	303	295
3.818% due 06/15/2035 ~	400	388

Atrium Hotel Portfolio Trust
3.748% due 12/15/2036 •	700	681
3.768% due 06/15/2035 •	200	194

BAMLL Commercial Mortgage Securities Trust
3.668% due 09/15/2034 ~	300	294
3.868% due 04/15/2036 •	2,200	2,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BANK
4.046% due 03/15/2061 ~	$800	$751

Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 04/25/2033 ~	8	8
2.820% due 02/25/2034 ~	43	41
2.845% due 02/25/2033 ~	2	1

Bear Stearns ALT-A Trust
3.531% due 09/25/2035 ^~	203	132

Beast Mortgage Trust
3.868% due 03/15/2036 ~	200	192

BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,203

Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,459
3.942% due 04/10/2033 ~	2,600	2,278

Countrywide Alternative Loan Trust
3.444% due 05/25/2047 •	244	208
3.504% due 05/25/2035 ~	220	199

Countrywide Home Loan Mortgage Pass-Through Trust
3.664% due 04/25/2035 ~	30	27
3.724% due 03/25/2035 ~	298	246

Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	21	18

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~	32	31

DBGS Mortgage Trust
3.613% due 06/15/2033 •	300	288

DBWF Mortgage Trust
4.023% due 12/19/2030 •	200	195

Extended Stay America Trust
3.898% due 07/15/2038 •	1,690	1,639

HarborView Mortgage Loan Trust
3.224% due 07/19/2035 ^~	4	4
3.433% due 05/19/2035 •	146	132

Hilton USA Trust
3.719% due 11/05/2038	2,130	1,935

Impac CMB Trust
3.584% due 10/25/2035 •	856	801

JP Morgan Mortgage Trust
2.612% due 07/25/2035 ~	43	42

LUXE Commercial Mortgage Trust
3.798% due 11/15/2038 •	400	385
3.868% due 10/15/2038 ~	200	194

Morgan Stanley Capital Trust
3.718% due 07/15/2035 ~	200	195
3.987% due 12/15/2023 •	1,800	1,755

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	160	150
2.750% due 11/25/2059 ~	1,026	937

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.991% due 10/25/2035 ~	799	517

Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~	1,100	1,090

Residential Accredit Loans, Inc. Trust
3.384% due 08/25/2035 •	157	121
6.000% due 06/25/2036 ^	371	296

Sequoia Mortgage Trust
3.693% due 10/19/2026 ~	4	4
3.693% due 07/20/2033 ~	115	107

Structured Adjustable Rate Mortgage Loan Trust
3.524% due 05/25/2037 •	456	409

Structured Asset Mortgage Investments Trust
3.524% due 05/25/2036 •	69	57
3.653% due 09/19/2032 ~	3	3
3.833% due 10/19/2033 •	44	41

Tharaldson Hotel Portfolio Trust
3.693% due 11/11/2034 ~	162	158

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	900	792

WaMu Mortgage Pass-Through Certificates Trust
2.104% due 02/25/2046 •	349	313
2.152% due 08/25/2046 ~	189	168
2.504% due 06/25/2042 •	5	5

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.504% due 08/25/2042 ~	$5	$5
3.604% due 11/25/2045 •	13	12

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,377

Total Non-Agency Mortgage-Backed Securities (Cost $30,836)		27,937

ASSET-BACKED SECURITIES 0.8%

Bear Stearns Asset-Backed Securities Trust
4.084% due 11/25/2042 •	177	172

Credit-Based Asset Servicing & Securitization Trust
3.204% due 11/25/2036 •	10	5

ECMC Group Student Loan Trust
3.834% due 02/27/2068 •	617	604

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	730
2.330% due 06/26/2028	1,200	1,052

Massachusetts Educational Financing Authority
3.733% due 04/25/2038 •	86	85

MASTR Asset-Backed Securities Trust
3.909% due 10/25/2034 ~	866	841

Merrill Lynch Mortgage Investors Trust
4.014% due 07/25/2035 •	583	561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
3.819% due 06/25/2035 •	$110	$110

RAAC Trust
3.774% due 11/25/2036 ~	259	257

SLM Student Loan Trust
3.383% due 10/25/2029 •	486	482

Soundview Home Loan Trust
3.204% due 11/25/2036 •	137	46

Washington Mutual Asset-Backed Certificates Trust
3.144% due 10/25/2036 ~	78	34

Total Asset-Backed Securities (Cost $5,403)		4,979

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.3%
		1,792

Total Short-Term Instruments (Cost $1,792)		1,792

Total Investments in Securities (Cost $965,032)		719,453

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	16,671	$162

Total Short-Term Instruments (Cost $164)		162

Total Investments in Affiliates (Cost $164)		162

Total Investments 116.7% (Cost $965,196)		$719,615

Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $163)		(883)

Other Assets and Liabilities, net (16.6)%		(102,261)

Net Assets 100.0%		$616,471

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$1,792	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,828)	$1,792	$1,792

Total Repurchase Agreements						$(1,828)	$1,792	$1,792

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.000%	09/29/2022	10/06/2022	$(27,664)	$(27,670)
BSN	3.080	09/22/2022	10/13/2022	(36,246)	(36,280)
DEU	3.070	09/27/2022	10/04/2022	(4,833)	(4,836)
IND	3.070	09/23/2022	10/07/2022	(1,382)	(1,383)
JPS	3.000	09/22/2022	10/06/2022	(6,685)	(6,691)
	3.000	09/22/2022	10/12/2022	(10,099)	(10,109)
	3.020	09/29/2022	10/03/2022	(6,345)	(6,347)

Total Reverse Repurchase Agreements					$(93,316)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	97

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	2.800%	09/30/2022	10/03/2022	$(3,702)	$(3,703)
	3.030	09/27/2022	10/06/2022	(622)	(622)

Total Sale-Buyback Transactions					$(4,325)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$30,200	$(25,781)	$(24,457)

Total Short Sales (4.0)%				$(25,781)	$(24,457)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(27,670)	$0	$(27,670)	$27,291	$(379)
BSN	0	(36,280)	0	(36,280)	35,702	(578)
DEU	0	(4,836)	0	(4,836)	4,748	(88)
FICC	1,792	0	0	1,792	(1,828)	(36)
IND	0	(1,383)	0	(1,383)	1,342	(41)
JPS	0	(23,147)	0	(23,147)	22,303	(844)

Master Securities Forward Transaction Agreement
BCY	0	0	(4,325)	(4,325)	4,229	(96)

Total Borrowings and Other Financing Transactions	$1,792	$(93,316)	$(4,325)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(93,316)	$0	$0	$(93,316)

Total	$0	$(93,316)	$0	$0	$(93,316)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,325)	0	0	(4,325)

Total	$0	$(4,325)	$0	$0	$(4,325)

Total Borrowings	$0	$(97,641)	$0	$0	$(97,641)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(97,641)

(d)	Securities with an aggregate market value of $95,869 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(103,512) at a weighted average interest rate of 1.290%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	296	$	60,796	$(615)	$0	$(44)
U.S. Treasury 10-Year Note December Futures	12/2022	440		49,308	(1,743)	0	(172)

					$(2,358)	$0	$(216)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	411	$	(44,186)	$1,571	$109	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	218		(25,830)	1,514	109	0
U.S. Treasury 30-Year Bond December Futures	12/2022	210		(26,545)	1,986	138	0

					$5,071	$356	$0

Total Futures Contracts					$2,713	$356	$(216)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$42,800	$93	$(3,833)	$(3,740)	$0	$(129)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	8,900	(149)	2,145	1,996	110	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026	17,040	58	2,061	2,119	34	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	21,690	222	4,691	4,913	80	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	6,800	(25)	1,272	1,247	25	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	7,830	154	2,423	2,577	56	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	2,800	(233)	(849)	(1,082)	0	(30)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	1,630	38	627	665	16	0

Total Swap Agreements						$158	$8,537	$8,695	$321	$(159)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$356	$321	$677	$0		$(216)		$(159)	$(375)

(f)

Securities with an aggregate market value of $3,272 and cash of $1,116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$1,495

Total Purchased Options							$480	$1,495

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	99

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	38,300	$(475)	$(2,680)

Total Written Options							$(475)	$(2,680)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BRC	$0	$1,495	$0	$1,495	$0	$(2,680)	$0	$(2,680)	$(1,185)	$1,344	$159

(h)

Securities with an aggregate market value of $1,344 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$356	$356
Swap Agreements	0	0	0	0	321	321

	$0	$0	$0	$0	$677	$677

Over the counter
Purchased Options	$0	$0	$0	$0	$1,495	$1,495

	$0	$0	$0	$0	$2,172	$2,172

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$216	$216
Swap Agreements	0	0	0	0	159	159

	$0	$0	$0	$0	$375	$375

Over the counter
Written Options	$0	$0	$0	$0	$2,680	$2,680

	$0	$0	$0	$0	$3,055	$3,055

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,277	$8,277
Swap Agreements	0	0	0	0	179	179

	$0	$0	$0	$0	$8,456	$8,456

Over the counter
Written Options	$0	$0	$0	$0	$307	$307

	$0	$0	$0	$0	$8,763	$8,763

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(89)	$(89)
Swap Agreements	0	0	0	0	3,494	3,494

	$0	$0	$0	$0	$3,405	$3,405

Over the counter
Purchased Options	$0	$0	$0	$0	$835	$835
Written Options	0	0	0	0	(1,608)	(1,608)

	$0	$0	$0	$0	$(773)	$(773)

	$0	$0	$0	$0	$2,632	$2,632

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$4,656	$0	$4,656
U.S. Government Agencies	0	93,084	3	93,087
U.S. Treasury Obligations	0	587,002	0	587,002
Non-Agency Mortgage-Backed Securities	0	27,937	0	27,937
Asset-Backed Securities	0	4,979	0	4,979
Short-Term Instruments
Repurchase Agreements	0	1,792	0	1,792

	$0	$719,450	$3	$719,453

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162	$0	$0	$162

Total Investments	$162	$719,450	$3	$719,615

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,457)	$0	$(24,457)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	677	0	677
Over the counter	0	1,495	0	1,495

	$0	$2,172	$0	$2,172

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(375)	0	(375)
Over the counter	0	(2,680)	0	(2,680)

	$0	$(3,055)	$0	$(3,055)

Total Financial Derivative Instruments	$0	$(883)	$0	$(883)

Totals	$162	$694,110	$3	$694,275

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	101

Schedule of Investments	PIMCO Moderate Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank
TBD% due 11/06/2023 «		$3,500	$3,496

Total Loan Participations and Assignments (Cost $3,476)			3,496

CORPORATE BONDS & NOTES 37.4%

BANKING & FINANCE 22.6%

American Tower Corp.
3.375% due 05/15/2024		1,900	1,851

AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	93
3.200% due 01/15/2028		2,200	2,002

Aviation Capital Group LLC
4.125% due 08/01/2025		3,300	3,022

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		956	749

Banco Santander SA
3.892% due 05/24/2024		3,600	3,507

Bank of America Corp.
0.981% due 09/25/2025 •		3,400	3,096
1.486% due 05/19/2024 •		4,300	4,195
2.100% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,201
2.551% due 02/04/2028 •		$3,800	3,310
3.384% due 04/02/2026 •		3,500	3,308
3.948% (US0003M + 0.790%) due 03/05/2024 ~		4,700	4,692

Bank of Nova Scotia
2.440% due 03/11/2024		4,000	3,868

Barclays Bank PLC
7.625% due 11/21/2022 (e)		805	805

Barclays PLC
3.125% due 01/17/2024	GBP	700	749
5.304% due 08/09/2026 •		$3,800	3,653

BGC Partners, Inc.
5.375% due 07/24/2023		2,000	1,999

BNP Paribas SA
3.500% due 03/01/2023		3,500	3,478

Boston Properties LP
3.250% due 01/30/2031		2,600	2,120

Canadian Imperial Bank of Commerce
3.450% due 04/07/2027		3,500	3,223

Cape Lookout Re Ltd.
8.250% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,200	1,159

Capital One Financial Corp.
2.636% due 03/03/2026 •		3,700	3,441
4.927% due 05/10/2028 •		3,500	3,338
4.985% due 07/24/2026 •		3,400	3,326

Citigroup, Inc.
0.776% due 10/30/2024 •		4,400	4,181
2.014% due 01/25/2026 •(f)		3,800	3,495
3.070% due 02/24/2028 •		3,600	3,213
3.141% (SOFRRATE + 0.694%) due 01/25/2026 ~(f)		3,800	3,706

Commonwealth Bank of Australia
2.296% due 03/14/2025		3,600	3,387
2.552% due 03/14/2027		3,600	3,256

Credit Agricole SA
1.907% due 06/16/2026 •		3,200	2,864

Credit Suisse AG
4.750% due 08/09/2024		3,500	3,418

Credit Suisse Group AG
3.869% due 01/12/2029 •		3,500	2,860

Crown Castle, Inc.
2.900% due 03/15/2027		3,700	3,289

Danske Bank AS
3.773% due 03/28/2025 •		3,500	3,368

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	3,000	2,638

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 12/16/2024	GBP	2,700	$2,713
3.108% due 11/08/2023 •		$3,800	3,761
3.961% due 11/26/2025 •		8,300	7,755

Digital Realty Trust LP
4.450% due 07/15/2028		3,200	2,995

Equinix, Inc.
1.550% due 03/15/2028		3,700	2,980
2.625% due 11/18/2024		3,800	3,600

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		3,700	3,581

First American Financial Corp.
4.000% due 05/15/2030		3,300	2,756

Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	3,600	3,205

Franklin Resources, Inc.
1.600% due 10/30/2030		$4,500	3,369

GA Global Funding Trust
1.250% due 12/08/2023		4,500	4,286
1.950% due 09/15/2028		3,800	3,084

General Motors Financial Co., Inc.
4.250% due 05/15/2023		3,500	3,487

GLP Capital LP
5.250% due 06/01/2025		2,600	2,516

Goldman Sachs Group, Inc.
1.217% due 12/06/2023		3,900	3,742
1.757% due 01/24/2025 •		1,800	1,711
3.708% (US0003M + 0.750%) due 02/23/2023 ~		4,000	3,999
4.075% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,688

ING Groep NV
4.743% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,304

Intercontinental Exchange, Inc.
2.100% due 06/15/2030		3,100	2,480

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		4,000	3,210

JPMorgan Chase & Co.
0.697% due 03/16/2024 •		2,100	2,056
3.673% (US0003M + 0.890%) due 07/23/2024 ~		800	801

Lloyds Banking Group PLC
3.985% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	2,782
4.000% due 03/07/2025		50	31

Manulife Financial Corp.
3.703% due 03/16/2032		$3,600	3,130

Metropolitan Life Global Funding
4.050% due 08/25/2025		3,500	3,396

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		4,000	3,395

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,700	3,109
3.418% (US0003M + 0.990%) due 07/10/2024 ~		2,800	2,798

Morgan Stanley
4.210% due 04/20/2028 •		3,600	3,372

Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,363

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,091
3.808% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,249

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,100	3,702

NTT Finance Corp.
0.583% due 03/01/2024		4,300	4,057
4.142% due 07/26/2024		1,700	1,678
4.239% due 07/25/2025		1,800	1,765

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		336	329

Physicians Realty LP
4.300% due 03/15/2027		500	468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Raymond James Financial, Inc.
4.650% due 04/01/2030		$1,900	$1,791

Regency Centers LP
3.700% due 06/15/2030		3,700	3,187

RGA Global Funding
2.000% due 11/30/2026		3,900	3,410

Sanders Re Ltd.
11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,529

Santander Holdings USA, Inc.
3.244% due 10/05/2026		4,200	3,764

SL Green Operating Partnership LP
3.250% due 10/15/2022		2,148	2,147

Societe Generale SA
1.792% due 06/09/2027 •		3,700	3,084

Standard Chartered PLC
1.319% due 10/14/2023 •		3,600	3,596
1.822% due 11/23/2025 •		4,000	3,631

Starwood Property Trust, Inc.
4.375% due 01/15/2027		3,800	3,245

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,151
2.472% due 01/14/2029		4,000	3,286

Sun Communities Operating LP
2.300% due 11/01/2028		3,900	3,135

Synchrony Bank
5.400% due 08/22/2025		4,000	3,904

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,348	1,294

Toronto-Dominion Bank
2.800% due 03/10/2027		$3,600	3,249

UBS AG
5.125% due 05/15/2024 (e)		5,800	5,669

UBS Group AG
4.488% due 05/12/2026 •		3,800	3,664

UniCredit SpA
7.830% due 12/04/2023		7,800	7,867

Wells Fargo & Co.
3.000% due 02/19/2025		1,500	1,427
3.526% due 03/24/2028 •		3,500	3,173
3.550% due 09/29/2025		3,600	3,427
3.908% due 04/25/2026 •		2,400	2,296
4.808% due 07/25/2028 •		4,000	3,819

			301,399

INDUSTRIALS 10.1%

Anheuser-Busch Cos. LLC
3.650% due 02/01/2026		4,100	3,942

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,100	3,927

Berry Global, Inc.
1.570% due 01/15/2026		3,600	3,142

Boeing Co.
1.433% due 02/04/2024		3,500	3,327
1.950% due 02/01/2024		3,500	3,361
2.196% due 02/04/2026		3,600	3,198

Broadcom, Inc.
3.137% due 11/15/2035		4,331	3,044
3.187% due 11/15/2036		175	120
3.419% due 04/15/2033		3,759	2,876
4.150% due 11/15/2030		1,368	1,186
4.926% due 05/15/2037		4,981	4,117

CenterPoint Energy Resources Corp.
3.600% (US0003M + 0.500%) due 03/02/2023 ~		2,070	2,065

CGI, Inc.
1.450% due 09/14/2026		3,800	3,290

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		922	872

Daimler Trucks Finance North America LLC
3.359% (SOFRRATE + 0.500%) due 06/14/2023 ~		1,800	1,796

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.512% (SOFRRATE + 0.600%) due 12/14/2023 ~	$4,000	$3,981
3.654% (SOFRRATE + 0.750%) due 12/13/2024 ~	4,000	3,952

Dell International LLC
5.450% due 06/15/2023	1,627	1,632

Discovery Communications LLC
3.625% due 05/15/2030	4,100	3,372

DR Horton, Inc.
4.750% due 02/15/2023	600	600

Equifax, Inc.
5.100% due 12/15/2027	3,500	3,392

Expedia Group, Inc.
6.250% due 05/01/2025	1,362	1,372

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	3,600	3,119

General Mills, Inc.
6.410% due 10/15/2022	3,800	3,802

Global Payments, Inc.
2.900% due 05/15/2030	3,500	2,795

Hyatt Hotels Corp.
1.300% due 10/01/2023	3,100	2,984
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~	3,100	3,100

Imperial Brands Finance PLC
3.125% due 07/26/2024	3,600	3,446
6.125% due 07/27/2027	3,500	3,454

KLA Corp.
4.650% due 11/01/2024	928	926

NetApp, Inc.
1.875% due 06/22/2025	2,500	2,286

Penske Truck Leasing Co. LP
4.125% due 08/01/2023	2,000	1,982

Quanta Services, Inc.
0.950% due 10/01/2024	3,800	3,473

Reliance Steel & Aluminum Co.
1.300% due 08/15/2025	2,600	2,322

Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,663
2.170% due 11/25/2026	3,900	3,357

Rogers Communications, Inc.
3.200% due 03/15/2027	2,700	2,469

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	640

Southern Co.
1.750% due 03/15/2028	3,700	3,026

Suntory Holdings Ltd.
2.250% due 10/16/2024	4,300	4,018

T-Mobile USA, Inc.
1.500% due 02/15/2026	2,600	2,285

Teva Pharmaceutical Finance Netherlands BV
6.000% due 04/15/2024	3,400	3,306

United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,040

Utah Acquisition Sub, Inc.
3.950% due 06/15/2026	4,300	3,925

VMware, Inc.
4.500% due 05/15/2025	1,700	1,662

Volkswagen Group of America Finance LLC
3.125% due 05/12/2023	2,200	2,176

Warnermedia Holdings, Inc.
3.528% due 03/15/2024	3,600	3,479

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	2,100	1,960

Wipro IT Services LLC
1.500% due 06/23/2026	4,450	3,883

		135,142

UTILITIES 4.7%

AEP Texas, Inc.
3.950% due 06/01/2028	1,800	1,664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameren Corp.
2.500% due 09/15/2024	$2,100	$1,995

AT&T, Inc.
4.350% due 03/01/2029	3,700	3,463

Atmos Energy Corp.
0.625% due 03/09/2023	2,600	2,559

Clearway Energy Operating LLC
3.750% due 02/15/2031	3,300	2,625

Dominion Energy, Inc.
2.250% due 08/15/2031	4,000	3,126

Duke Energy Florida LLC
2.400% due 12/15/2031	4,000	3,185

Enel Finance International NV
1.375% due 07/12/2026	4,000	3,384
4.625% due 06/15/2027	3,500	3,263

Entergy Corp.
1.900% due 06/15/2028	3,600	2,956

Exelon Corp.
2.750% due 03/15/2027	4,000	3,589

Jersey Central Power & Light Co.
4.700% due 04/01/2024	2,900	2,856

NextEra Energy Capital Holdings, Inc.
3.254% (US0003M + 0.270%) due 02/22/2023 ~	4,300	4,288

Niagara Mohawk Power Corp.
2.721% due 11/28/2022	1,400	1,396

Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,259
3.250% due 02/16/2024	3,000	2,898
3.400% due 08/15/2024	1,300	1,238
3.500% due 06/15/2025	3,000	2,708

Rio Oil Finance Trust
9.250% due 07/06/2024	290	294

Southern California Edison Co.
3.277% (SOFRRATE + 0.470%) due 12/02/2022 ~	4,000	3,997

Southern California Gas Co.
2.950% due 04/15/2027	3,600	3,291

Verizon Communications, Inc.
2.355% due 03/15/2032	8,546	6,562

		62,596

Total Corporate Bonds & Notes (Cost $548,808)		499,137

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	1,000	911

Total Municipal Bonds & Notes (Cost $1,000)		911

U.S. GOVERNMENT AGENCIES 9.4%

Fannie Mae
1.948% due 02/01/2035 •	3	3
1.950% due 02/01/2037 •	2	2
2.059% due 10/01/2044 •	11	11
2.348% due 01/25/2031 ~(a)	20,554	2,245
2.425% due 07/25/2037 ~	87	85
2.640% due 05/01/2037 •	5	5
2.758% due 03/01/2034 •	3	3
3.061% due 05/01/2038 •	628	641
3.433% due 06/01/2036 •	6	6
3.776% due 06/01/2035 •	252	258
3.855% due 10/01/2037 •	2	2
4.826% due 12/25/2042 ~	67	65
5.000% due 01/01/2027 •	1	1
6.500% due 03/01/2029 - 06/25/2044	10,925	11,299
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	3	3

Freddie Mac
0.800% due 10/28/2026	14,800	12,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.318% due 10/15/2040 •	$896	$890
3.418% due 12/15/2037 ~	42	42
3.704% due 05/01/2037 •	6	6
3.778% due 05/01/2035 •	15	15
4.000% due 10/01/2047	119	113
4.500% due 11/01/2029 - 07/01/2033	896	873
5.000% due 10/01/2033	24	24
5.500% due 12/01/2033 - 07/01/2038	143	147
6.000% due 10/01/2022 - 11/01/2037	59	62
6.500% due 10/01/2036 - 07/25/2043	14	15
7.000% due 01/01/2033	3	3
8.500% due 04/15/2025	12	13

Ginnie Mae
1.625% due 07/20/2034 •	10	10
1.750% (H15T1Y + 1.500%) due 11/20/2025 ~	1	1
2.250% due 11/20/2034 •	1	1
2.625% due 03/20/2028 •	24	24
2.807% due 04/20/2065 ~	1,303	1,293
2.875% due 06/20/2032 •	1	1
2.957% due 08/20/2065 •	2,050	2,029
3.379% due 06/20/2067 •	1,494	1,479
3.500% due 10/15/2047	497	455
4.000% due 06/20/2048	2,108	1,984
4.500% due 08/20/2048	1,029	1,000
5.000% due 11/20/2049	336	333
5.750% due 08/20/2037	17	17
6.500% due 01/20/2034 - 08/20/2034	7	7
7.000% due 07/15/2031 - 12/15/2032	6	7

U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.750% due 07/01/2025	415	405

Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	907	826
4.000% due 03/01/2029 - 05/01/2048	1,924	1,829
4.500% due 05/01/2023 - 02/01/2038	150	147
5.000% due 07/01/2029 - 04/01/2039	471	475
5.500% due 09/01/2024 - 07/01/2041	3,168	3,255
6.000% due 11/01/2022 - 10/01/2040	186	195
7.500% due 01/01/2031 - 08/01/2032	2	2
8.000% due 08/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2052	30,000	26,992
4.000% due 10/01/2052	20,300	18,842
4.500% due 10/01/2052 - 11/01/2052	28,700	27,334
5.000% due 11/01/2052	7,900	7,688

Total U.S. Government Agencies (Cost $131,543)		126,289

U.S. TREASURY OBLIGATIONS 5.0%

U.S. Treasury Bonds
1.250% due 05/15/2050	5,600	3,137
1.375% due 11/15/2040	32,000	20,706
1.375% due 08/15/2050	9,300	5,390
1.875% due 02/15/2041	4,000	2,835
3.250% due 05/15/2042	24,800	22,018

U.S. Treasury Notes
1.750% due 06/30/2024 (i)	9,000	8,619
2.000% due 11/30/2022	315	314
2.875% due 05/15/2032	4,100	3,792

Total U.S. Treasury Obligations (Cost $88,234)		66,811

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	103

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%

Adjustable Rate Mortgage Trust
3.345% due 10/25/2035 ^~		$10	$10

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~		3,267	2,805

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		4,000	3,457

Banc of America Funding Trust
3.114% due 02/20/2036 ~		52	49
3.233% due 05/20/2035 ~		464	459
3.261% due 05/25/2035 ~		1,052	1,020

Banc of America Mortgage Trust
2.633% due 02/25/2034 ~		15	15

BANK
3.071% due 08/15/2061		3,000	2,736

Bear Stearns Adjustable Rate Mortgage Trust
2.513% due 04/25/2033 ~		2	2
2.548% due 02/25/2033 ~		3	3
2.820% due 02/25/2034 ~		12	12
2.845% due 02/25/2033 ~		3	3
3.011% due 01/25/2035 ~		12	11
3.875% due 07/25/2034 ~		13	12
4.129% due 10/25/2036 ^~		184	168

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~		422	400
3.044% due 10/25/2033 ~		3	3
3.339% due 10/25/2035 ^~		907	795
3.531% due 09/25/2035 ^~		190	123

Chase Mortgage Finance Trust
3.377% due 03/25/2037 ^~		252	239
3.756% due 02/25/2037 ~		56	54

Citigroup Mortgage Loan Trust
2.190% due 09/25/2035 •		473	469
2.359% due 03/25/2034 ~		14	13

CitiMortgage Alternative Loan Trust
3.734% due 12/25/2036 ~		1,084	871

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~		24	20
3.624% due 08/25/2035 •		2,067	1,186

Countrywide Home Loan Mortgage Pass-Through Trust
2.241% due 03/25/2034 ~		300	286
2.522% due 02/20/2035 ~		46	46
2.778% due 11/25/2034 ~		184	174
3.664% due 04/25/2035 ~		22	20

Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~		7	6

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.484% due 06/25/2037 ~		3,622	3,276

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	708	760

Eurosail PLC
2.376% due 03/13/2045 •		1,370	1,508
2.397% due 12/15/2044 •		9	10

Extended Stay America Trust
3.898% due 07/15/2038 •		$3,976	3,857

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •		3,500	3,513

GS Mortgage Securities Corp. Trust
3.703% due 11/15/2036 •		3,000	2,885

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		3,473	2,775

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,896	3,232

GSR Mortgage Loan Trust
3.205% due 09/25/2035 ~		12	12
3.231% due 09/25/2035 ~		212	204

IndyMac Adjustable Rate Mortgage Trust
2.170% due 01/25/2032 ~		12	11

IndyMac INDX Mortgage Loan Trust
3.334% due 02/25/2037 ~		5,260	3,562

InTown Mortgage Trust
5.334% due 08/15/2037 •		3,400	3,371

JP Morgan Chase Commercial Mortgage Securities Trust
3.768% due 02/15/2035 ~		3,030	2,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.933% due 11/15/2038 ~		$4,000	$3,855
4.046% due 06/10/2042 ~		3,500	3,039
4.268% due 12/15/2031 •		2,439	2,418

JP Morgan Mortgage Trust
2.099% due 02/25/2034 ~		8	7

Legacy Mortgage Asset Trust
2.882% due 10/25/2059 þ		2,829	2,814

LoanCore Issuer Ltd.
3.200% due 07/15/2035 ~		1,735	1,715

LUXE Commercial Mortgage Trust
3.798% due 11/15/2038 •		4,000	3,853
3.868% due 10/15/2038 ~		4,000	3,873

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		87	68

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.678% due 08/15/2032 •		32	29

MF1 Multifamily Housing Mortgage Loan Trust
3.810% due 07/15/2036 •		1,730	1,673

Morgan Stanley Mortgage Loan Trust
3.190% due 06/25/2036 ~		40	38

MortgageIT Mortgage Loan Trust
3.644% due 10/25/2035 •		154	145

Natixis Commercial Mortgage Securities Trust
4.669% due 03/15/2035 •		4,000	3,940

NYO Commercial Mortgage Trust
3.913% due 11/15/2038 •		4,000	3,761

OBX Trust
3.000% due 01/25/2052 ~		3,773	3,130

One New York Plaza Trust
3.768% due 01/15/2036 •		3,000	2,881

PFP Ltd.
3.668% due 04/14/2038 •		1,205	1,174
5.321% due 08/19/2035 •		3,400	3,416

Prime Mortgage Trust
3.484% due 02/25/2034 •		20	19

Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~		3,700	3,665

Residential Funding Mortgage Securities, Inc. Trust
3.964% due 09/25/2035 ^~		141	97
4.706% due 09/25/2035 ~		222	152

Resloc UK PLC
2.397% due 12/15/2043 •	GBP	834	872

Ripon Mortgages PLC
2.728% due 08/28/2056 •		7,813	8,605

SFO Commercial Mortgage Trust
3.968% due 05/15/2038 •		$4,200	4,001

Structured Adjustable Rate Mortgage Loan Trust
3.117% due 02/25/2037 ^~		1,150	843
3.722% due 07/25/2034 ~		59	57

Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •		206	194
3.833% due 10/19/2033 •		11	11
3.934% due 05/25/2047 •		4,251	3,507

Towd Point HE Trust
0.918% due 02/25/2063 ~		1,669	1,576

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	4,770	5,329
2.833% due 10/20/2051 •		3,872	4,314
2.886% due 05/20/2045 •		6,728	7,497

UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,726	2,963
3.000% due 01/25/2052 ~		3,781	3,137

WaMu Mortgage Pass-Through Certificates Trust
2.430% due 12/25/2036 ^~		760	712
3.285% due 02/25/2037 ^~		729	680
3.664% due 10/25/2045 •		101	95

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037 ^		1,890	1,664

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		3,500	3,088

Total Non-Agency Mortgage-Backed Securities (Cost $152,963)			142,318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 17.1%

Anchorage Capital CLO Ltd.
3.899% due 07/22/2032 ~		$4,000	$3,896

Arbor Realty Commercial Real Estate Notes Ltd.
4.168% due 11/15/2036 ~		4,500	4,401

Ares CLO Ltd.
3.382% due 01/15/2029 ~		3,412	3,352

BDS Ltd.
4.818% due 03/19/2039 ~		3,500	3,414

Benefit Street Partners CLO Ltd.
3.770% due 01/17/2032 •		3,400	3,307

BPCRE Holder LLC
5.418% due 01/16/2037 •		3,600	3,536

BSPDF Issuer Ltd.
4.018% due 10/15/2036 •		4,000	3,821

Capital One Multi-Asset Execution Trust
3.398% due 07/15/2027 •		3,500	3,501

Catamaran CLO Ltd.
3.859% due 04/22/2030 ~		4,676	4,613

CIFC Funding Ltd.
3.840% due 07/18/2031 ~		3,500	3,411

CIT Mortgage Loan Trust
4.434% due 10/25/2037 •		454	451

Citibank Credit Card Issuance Trust
3.253% due 08/07/2027 •		1,800	1,800
3.672% due 04/22/2026 •		1,700	1,701

Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •		319	180

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.029% due 10/25/2034 •	XXX	1,745	1,695

CLNC Ltd.
4.383% due 08/20/2035 •		$2,697	2,660

Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2035 •		279	259
3.364% due 03/25/2037 ~		130	124
3.604% due 12/25/2036 ^~		840	788
3.684% due 06/25/2036 •		2,653	2,630

Discover Card Execution Note Trust
3.418% due 12/15/2026 ~		3,500	3,500

Dryden CLO Ltd.
3.562% due 07/15/2031 ~	XXX	3,500	3,403

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		$3,500	3,453

First Franklin Mortgage Loan Trust
3.394% due 10/25/2036 •		5,800	4,512

Flagship Credit Auto Trust
4.030% due 12/15/2026		3,500	3,422

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		3,700	3,557

Fremont Home Loan Trust
3.624% due 02/25/2036 •		1,000	878
3.874% due 12/25/2029 •		24	23

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		2,292	2,255
3.550% due 01/15/2026		3,500	3,465
4.590% due 05/15/2026		3,500	3,489

GPMT Ltd.
4.402% due 12/15/2036 •		3,900	3,827

GSAMP Trust
3.669% due 01/25/2036 •		1,129	1,124
3.834% due 01/25/2034 •		1,885	1,841
4.734% due 10/25/2034 ~		16	15

Halseypoint CLO Ltd.
3.810% due 07/20/2031 ~		3,700	3,653

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	4,500	4,266
0.727% due 10/20/2031 •		3,000	2,847

HERA Commercial Mortgage Ltd.
4.043% due 02/18/2038 ~		$4,400	4,287

HPEFS Equipment Trust
3.150% due 09/20/2029		3,500	3,460

Hyundai Auto Lease Securitization Trust
4.340% due 01/15/2025		2,100	2,092

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
3.344% due 06/25/2037 •		$2,371	$2,362

KKR CLO Ltd.
3.680% due 07/18/2030 •		3,900	3,825

LCM LP
3.710% due 07/20/2030 •		3,600	3,542

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,200

LoanCore Issuer Ltd.
3.948% due 05/15/2028 •		40	40

Magnetite Ltd.
3.492% due 04/15/2031 •		3,778	3,720

Man GLG Euro CLO DAC
1.690% due 12/15/2031 ~	EUR	3,000	2,835

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$4,000	3,360

MASTR Specialized Loan Trust
3.344% due 06/25/2046 •		335	317
3.454% due 01/25/2037 ~		254	119
3.604% due 02/25/2036 •		250	239

MF1 Ltd.
4.039% due 07/16/2036 •		3,500	3,398
4.073% due 10/16/2036 •		3,800	3,648
5.174% due 06/19/2037 •		3,500	3,435

Morgan Stanley ABS Capital, Inc. Trust
4.014% due 11/25/2034 •		588	574

Morgan Stanley Capital, Inc. Trust
3.444% due 03/25/2036 ~		33	28

Mountain View CLO LLC
3.780% due 01/16/2031 ~		4,200	4,126

Ownit Mortgage Loan Trust
3.984% due 10/25/2036 ^~		3,382	3,118

OZLM Ltd.
3.860% due 01/20/2031 •		3,800	3,728

Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		3,482	3,402

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.884% due 12/25/2034 •		1,352	1,318

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	291

Residential Asset Mortgage Products Trust
3.524% due 12/25/2035 •		358	325
3.624% due 02/25/2036 •		1,000	945

Residential Asset Securities Corp. Trust
3.324% due 10/25/2036 •		1,320	1,262
3.699% due 03/25/2036 ~		3,900	3,581

Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		3,500	3,479
4.050% due 07/15/2025		3,500	3,484
4.370% due 05/15/2025		4,200	4,187

Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		3,800	3,732
3.760% due 10/20/2028 ~		2,509	2,497
3.763% due 07/25/2030 •		3,800	3,732

Soundview Home Loan Trust
3.759% due 06/25/2035 •		433	429

Starwood Commercial Mortgage Trust
4.116% due 07/15/2038 ~		2,060	2,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Mortgage Trust
3.635% due 11/15/2038 ~		$3,800	$3,711

Stonepeak ABS
2.301% due 02/28/2033		3,468	3,082

Structured Asset Investment Loan Trust
3.984% due 05/25/2035 •		1,999	1,966

Structured Asset Securities Corp. Mortgage Loan Trust
3.504% due 02/25/2037 •		1,101	1,074
4.089% due 11/25/2035 •		500	493

Sunrun Demeter Issuer
2.270% due 01/30/2057		3,762	2,907

TIAA CLO Ltd.
3.890% due 01/16/2031 ~		3,700	3,620

Venture CLO Ltd.
3.392% due 04/15/2027 ~		2,375	2,328
3.572% due 07/15/2031 ~		4,400	4,313
3.700% due 07/20/2030 •		3,800	3,742
3.760% due 07/20/2030 •		3,500	3,433
3.895% due 09/07/2030 ~		3,600	3,538

Vibrant CLO Ltd.
4.477% due 06/20/2029 ~		1,977	1,958

Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~		2,988	2,962

Total Asset-Backed Securities (Cost $234,416)			228,365

SOVEREIGN ISSUES 2.9%

Chile Government International Bond
1.625% due 01/30/2025	EUR	3,800	3,560

Israel Government International Bond
2.750% due 07/03/2030		$4,100	3,639

Japan Finance Organization for Municipalities
3.375% due 09/27/2023		5,300	5,250

Peru Government International Bond
5.940% due 02/12/2029	PEN	9,700	2,143
8.200% due 08/12/2026		20,500	5,345

Province of Quebec
3.500% due 12/01/2022	CAD	600	434

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	4,288	14

Romania Government International Bond
3.624% due 05/26/2030	EUR	3,400	2,512
3.625% due 03/27/2032		$3,800	2,755

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	232,100	13,279

Total Sovereign Issues (Cost $47,826)			38,931

		SHARES
PREFERRED SECURITIES 0.9%

UTILITIES 0.9%

AT&T Mobility LLC
7.000% due 01/20/2023 «(d)(f)		464,023	11,810

Total Preferred Securities (Cost $12,551)			11,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 19.5%

REPURCHASE AGREEMENTS (g) 10.6%
			$141,778

SHORT-TERM NOTES 4.3%

Federal Home Loan Bank
2.970% due 01/03/2023 - 01/25/2023 •		$41,800	41,806
2.980% due 01/06/2023 •		13,500	13,500

HPEFS Equipment Trust
1.905% due 05/22/2023		1,645	1,642

			56,948

ISRAEL TREASURY BILLS 1.7%
0.373% due 10/07/2022 - 05/03/2023 (b)(c)	ILS	84,010	23,421

U.S. TREASURY BILLS 2.9%
2.823% due 11/25/2022 - 12/01/2022 (b)(c)(i)(k)		$39,000	38,834

Total Short-Term Instruments (Cost $263,302)			260,981

Total Investments in Securities (Cost $1,484,119)			1,379,049

		SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short Asset Portfolio		2,122,964	20,769

PIMCO Short-Term Floating NAV Portfolio III		19,335	188

Total Short-Term Instruments (Cost $21,387)			20,957

Total Investments in Affiliates (Cost $21,387)			20,957

Total Investments 104.9% (Cost $1,505,506)			$1,400,006

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $7,742)			3,511

Other Assets and Liabilities, net (5.1)%			(68,395)

Net Assets 100.0%			$1,335,122

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	105

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	01/20/2023	09/24/2020	$12,551	$11,810	0.88%
Citigroup, Inc.	2.014	01/25/2026	01/18/2022	3,800	3,495	0.26
Citigroup, Inc.	3.141	01/25/2026	01/18/2022	3,800	3,706	0.28

				$20,151	$19,011	1.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$2,578	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(2,630)	$2,578	$2,578
	2.930	09/30/2022	10/03/2022	139,200	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(10,949)	139,200	139,234
					U.S. Treasury Notes 1.000% due 07/31/2028	(131,035)

Total Repurchase Agreements						$(144,614)	$141,778	$141,812

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$44,000	$(37,562)	$(35,633)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	43,300	(37,246)	(36,253)

Total Short Sales (5.4)%				$(74,808)	$(71,886)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$141,812	$0	$0	$141,812	$(144,614)	$(2,802)

Total Borrowings and Other Financing Transactions	$141,812	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	371	$	928	$(436)	$(1,231)

Total Written Options						$(436)	$(1,231)

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	121	$16,423	$(854)	$118	$(49)
U.S. Treasury 2-Year Note December Futures	12/2022	239	49,088	(810)	0	(35)
U.S. Treasury 5-Year Note December Futures	12/2022	2,563	275,543	(10,005)	0	(681)
U.S. Treasury 10-Year Note December Futures	12/2022	2,338	262,002	(13,086)	0	(913)
U.S. Treasury 10-Year Ultra December Futures	12/2022	174	20,616	(1,362)	0	(87)
United Kingdom Long Gilt December Futures	12/2022	43	4,628	(647)	0	(37)

				$(26,764)	$118	$(1,802)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP December Futures	12/2022	27	$(2,963)	$134	$12	$(30)
Euro-Buxl 30-Year Bond December Futures	12/2022	8	(1,150)	101	24	(9)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	5	(647)	30	2	(5)
Japan Government 10-Year Bond December Futures	12/2022	43	(44,061)	39	0	(95)
U.S. Treasury 30-Year Bond December Futures	12/2022	192	(24,270)	1,816	126	0

				$2,120	$164	$(139)

Total Futures Contracts				$(24,644)	$282	$(1,941)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2027	2.052%	$	3,500	$(149)	$1	$(148)	$4	$0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606		3,900	28	(23)	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		1,900	(85)	93	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.790		1,200	(2)	7	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865		600	(10)	12	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259		2,700	23	(46)	(23)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375		3,200	43	(87)	(44)	2	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308		1,500	286	(135)	151	3	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.518		3,900	29	(23)	6	0	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.552		4,000	28	(23)	5	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	3,500	(632)	399	(233)	0	(8)

							$(441)	$175	$(266)	$10	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$	17,325	$488	$(127)	$361	$6	$0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027		83,700	(45)	(6)	(51)	0	(8)

						$443	$(133)	$310	$6	$(8)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/15/2032	GBP	11,300	$(402)	$(3,070)	$(3,472)	$0	$(85)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		4,200	415	1,807	2,222	0	(10)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		7,400	1,632	2,517	4,149	0	(22)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		7,000	2,067	84	2,151	4	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(92)	15	29	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	2	11	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	107

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800%	Semi-Annual	10/22/2038	JPY	150,000	$0	$13	$13	$0	$(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	24	25	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	9	13	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		2,329,000	658	707	1,365	0	(88)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		148,000	0	57	57	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,080,000	14	708	722	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	$	12,100	(42)	(994)	(1,036)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(1,723)	(1,819)	0	(85)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(37)	(276)	(313)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		19,200	0	1,868	1,868	214	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	1,391	6,758	342	0
Pay	1-Year BRL-CDI	12.200	Maturity	01/02/2025	BRL	62,900	0	105	105	23	0
Pay	1-Year BRL-CDI	12.225	Maturity	01/02/2025		120,000	0	182	182	44	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		64,000	0	101	101	24	0
Pay	1-Year BRL-CDI	12.395	Maturity	01/02/2025		56,800	0	120	120	21	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		48,200	0	182	182	31	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(341)	(931)	(1,272)	71	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		11,500	127	1,233	1,360	0	(21)

							$9,483	$4,024	$13,507	$803	$(485)

Total Swap Agreements							$9,485	$4,066	$13,551	$819	$(501)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$282	$819	$1,101	$(1,231)	$(1,941)	$(506)	$(3,678)

(i)

Securities with an aggregate market value of $2,584 and cash of $33,702 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	AUD	1,334		$932	$78	$0
	11/2022	EUR	213		216	6	0
	11/2022	GBP	444		481	0	(15)
	11/2022	JPY	731,200		5,147	74	0
	11/2022		$1,335	EUR	1,363	4	0
	11/2022		1,101	GBP	911	0	(83)
	12/2022	ILS	427		$126	6	0
	01/2023		$156	ZAR	2,773	0	(4)
	02/2023	PEN	15,339		$3,906	103	0

BPS	10/2022	BRL	7,005		1,324	27	(1)
	10/2022	CAD	514		390	18	0
	10/2022	PEN	3,331		816	0	(20)
	10/2022		$1,361	BRL	7,005	0	(62)
	11/2022	GBP	6,008		$7,359	646	0
	03/2023	ILS	4,324		1,274	47	0

CBK	10/2022	BRL	37,063		7,204	333	0
	10/2022	ILS	12,501		3,899	393	0
	10/2022	PEN	13,249		3,366	45	0
	10/2022		$7,030	BRL	37,063	3	(162)
	10/2022		1,811	PEN	7,045	0	(42)
	11/2022	GBP	1,825		$2,014	0	(26)
	11/2022		$1,249	GBP	1,100	0	(20)
	12/2022	ILS	12,502		$3,999	475	0
	12/2022	PEN	8,730		2,250	79	0
	12/2022		$1,221	PEN	4,772	0	(33)
	01/2023	ILS	11,998		$3,797	405	0
	01/2023	PEN	3,331		844	17	0
	01/2023		$7,062	BRL	37,063	0	(333)
	01/2023		361	ZAR	6,333	0	(15)
	03/2023	ILS	10,056		$2,965	112	0
	03/2023		$291	PEN	1,142	0	(9)
	05/2023	ILS	15,477		$4,622	214	0

DUB	10/2022		4,899		1,535	161	0
	11/2022	JPY	130,278		973	69	0
	02/2023	ZAR	55,581		3,328	292	0

GLM	11/2022	ILS	11,999		3,886	514	0
	11/2022		$13,960	GBP	11,926	0	(634)
	12/2022	PEN	189		$47	0	0
	05/2023	ZAR	97,685		5,845	551	0

JPM	10/2022	BRL	4,221		781	0	(2)
	10/2022		$792	BRL	4,221	0	(10)
	10/2022		1,511	CNH	10,492	0	(42)
	11/2022	BRL	4,221		$787	10	0
	11/2022	GBP	26,354		31,990	2,543	0
	11/2022		$6,215	JPY	881,500	0	(99)

MBC	11/2022	JPY	283,200		$1,973	8	0
	11/2022		$1,204	JPY	172,200	0	(9)
	05/2023	CNH	20,246		$3,017	163	0

MYI	10/2022	MXN	426		21	0	0
	11/2022	EUR	219		218	3	0
	11/2022		$1,642	GBP	1,425	0	(50)

RBC	11/2022	AUD	2,462		$1,758	182	0

SCX	10/2022		$37	CLP	35,129	0	(1)
	11/2022	AUD	1,636		$1,147	100	0
	11/2022	GBP	12,037		14,615	1,166	0

SOG	11/2022	EUR	8,293		8,530	378	0

TOR	11/2022	JPY	66,685		500	37	0

UAG	10/2022	CNH	19,600		2,809	63	0
	10/2022		$1,288	CNH	8,968	0	(32)
	11/2022	EUR	20,275		$20,853	924	0
	11/2022	ZAR	107,638		6,589	664	0
	03/2023		$199	ZAR	3,549	0	(5)
	05/2023		2,809	CNH	19,465	0	(65)

Total Forward Foreign Currency Contracts						$10,913	$(1,774)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	109

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140%	10/23/2023	3,100	$(22)	$(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,100	(22)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	7,800	(54)	(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	7,800	(54)	(90)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(146)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	11,800	(77)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	11,800	(77)	(150)

							$(472)	$(515)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	7,100	$(55)	$(309)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	98.953	10/06/2022	20,800	(104)	(1,300)

					$(159)	$(1,609)

Total Written Options					$(631)	$(2,124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.219%	$2,700	$(113)	$60	$0	$(53)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	5,900	(334)	(157)	0	(491)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	5,100	(229)	(154)	0	(383)

Total Swap Agreements							$(676)	$(251)	$0	$(927)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$271	$0	$0	$271	$(102)	$0	$0	$(102)	$169	$0	$169
BPS	738	0	0	738	(83)	0	0	(83)	655	(770)	(115)
CBK	2,076	0	0	2,076	(640)	0	0	(640)	1,436	(1,270)	166
DUB	522	0	0	522	0	0	0	0	522	(300)	222
GLM	1,065	0	0	1,065	(634)	(335)	0	(969)	96	0	96
GST	0	0	0	0	0	0	(53)	(53)	(53)	0	(53)
JPM	2,553	0	0	2,553	(153)	(309)	0	(462)	2,091	(2,471)	(380)
MBC	171	0	0	171	(9)	0	0	(9)	162	0	162
MYC	0	0	0	0	0	0	(874)	(874)	(874)	769	(105)
MYI	3	0	0	3	(50)	0	0	(50)	(47)	6	(41)
NGF	0	0	0	0	0	(180)	0	(180)	(180)	0	(180)
RBC	182	0	0	182	0	0	0	0	182	0	182
SAL	0	0	0	0	0	(1,300)	0	(1,300)	(1,300)	1,093	(207)
SCX	1,266	0	0	1,266	(1)	0	0	(1)	1,265	(1,540)	(275)
SOG	378	0	0	378	0	0	0	0	378	(540)	(162)
TOR	37	0	0	37	0	0	0	0	37	0	37
UAG	1,651	0	0	1,651	(102)	0	0	(102)	1,549	(1,800)	(251)

Total Over the Counter	$10,913	$0	$0	$10,913	$(1,774)	$(2,124)	$(927)	$(4,825)

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(k)

Securities with an aggregate market value of $1,868 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$282	$282
Swap Agreements	0	16	0	0	803	819

	$0	$16	$0	$0	$1,085	$1,101

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,913	$0	$10,913

	$0	$16	$0	$10,913	$1,085	$12,014

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,231	$1,231
Futures	0	0	0	0	1,941	1,941
Swap Agreements	0	16	0	0	490	506

	$0	$16	$0	$0	$3,662	$3,678

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,774	$0	$1,774
Written Options	0	0	0	0	2,124	2,124
Swap Agreements	0	927	0	0	0	927

	$0	$927	$0	$1,774	$2,124	$4,825

	$0	$943	$0	$1,774	$5,786	$8,503

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	111

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(26,155)	$(26,155)
Swap Agreements	0	(605)	0	0	4,194	3,589

	$0	$(605)	$0	$0	$(21,961)	$(22,566)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,864	$0	$14,864
Purchased Options	0	0	0	0	(42)	(42)
Written Options	0	0	0	644	(888)	(244)
Swap Agreements	0	70	0	0	0	70

	$0	$70	$0	$15,508	$(930)	$14,648

	$0	$(535)	$0	$15,508	$(22,891)	$(7,918)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(684)	$(684)
Futures	0	0	0	0	(9,508)	(9,508)
Swap Agreements	0	(492)	0	0	4,643	4,151

	$0	$(492)	$0	$0	$(5,549)	$(6,041)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,417	$0	$11,417
Written Options	0	0	0	0	742	742
Swap Agreements	0	(461)	0	0	0	(461)

	$0	$(461)	$0	$11,417	$742	$11,698

	$0	$(953)	$0	$11,417	$(4,807)	$5,657

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,496	$3,496
Corporate Bonds & Notes
Banking & Finance	0	301,399	0	301,399
Industrials	0	135,142	0	135,142
Utilities	0	62,596	0	62,596
Municipal Bonds & Notes
California	0	911	0	911
U.S. Government Agencies	0	126,289	0	126,289
U.S. Treasury Obligations	0	66,811	0	66,811
Non-Agency Mortgage-Backed Securities	0	142,318	0	142,318
Asset-Backed Securities	0	228,365	0	228,365
Sovereign Issues	0	38,931	0	38,931
Preferred Securities
Utilities	0	0	11,810	11,810
Short-Term Instruments
Repurchase Agreements	0	141,778	0	141,778
Short-Term Notes	0	56,948	0	56,948
Israel Treasury Bills	0	23,421	0	23,421
U.S. Treasury Bills	0	38,834	0	38,834

	$0	$1,363,743	$15,306	$1,379,049

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,957	$0	$0	$20,957

Total Investments	$20,957	$1,363,743	$15,306	$1,400,006

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(71,886)	$0	$(71,886)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	945	0	1,101
Over the counter	0	10,913	0	10,913

	$156	$11,858	$0	$12,014

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(225)	(3,448)	0	(3,673)
Over the counter	0	(4,825)	0	(4,825)

	$(225)	$(8,273)	$0	$(8,498)

Total Financial Derivative Instruments	$(69)	$3,585	$0	$3,516

Totals	$20,888	$1,295,442	$15,306	$1,331,636

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Loans participations & Assignments	$0	$3,475	$0	$0	$0	$21	$0	$0	$3,496	$21
Corporate Bonds & Notes
Banking & Finance	2,600	0	0	0	0	(71)	0	(2,529)	0	0
Preferred Securities
Utilities	12,088	0	0	0	0	(278)	0	0	11,810	(278)

Totals	$14,688	$3,475	$0	$0	$0	$(328)	$0	$(2,529)	$15,306	$(257)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loans participations & assignments	$3,496	Third Party Vendor	Broker Quote	99.900	—
Preferred Securities
Utilities	11,810	Discounted Cash Flow	Discount Rate	5.800	—

Total	$15,306

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	113

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 180.2%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Preferred Term Securities Ltd.
4.501% (US0003M + 0.860%) due 07/03/2033 ~	$265	$247

Total Corporate Bonds & Notes (Cost $215)		247

U.S. GOVERNMENT AGENCIES 139.4%

Fannie Mae
0.010% due 07/25/2044 ~(a)	75	2
0.023% due 10/25/2046 ~(a)	20	1
0.029% due 01/25/2045 ~(a)	50	2
0.082% due 09/25/2045 ~(a)	63	2
0.123% due 03/25/2045 ~(a)	137	6
0.129% due 08/25/2044 ~(a)	43	2
0.200% due 02/25/2043 •(a)	144	1
0.211% due 04/25/2055 ~(a)	116	4
0.340% due 07/25/2044 ~(a)	63	3
0.402% due 08/25/2054 ~(a)	98	4
0.441% due 08/25/2055 ~(a)	69	3
0.453% due 07/25/2052 ~(a)	71	2
0.616% due 07/25/2045 ~(a)	243	10
1.175% due 02/01/2036 •	102	101
1.498% due 12/01/2034 •	1	1
1.641% due 01/01/2035 •	10	10
1.675% due 09/01/2034 •	23	23
1.683% due 11/01/2034 •	3	3
1.720% due 10/01/2035 •	13	13
1.750% due 02/01/2035 •	17	17
1.784% due 07/25/2043 •	328	228
1.795% due 12/01/2034 •	3	3
1.804% due 03/01/2035 •	3	3
1.964% due 02/01/2035 •	11	11
2.000% due 08/25/2042	589	497
2.030% due 11/01/2035 •	8	7
2.059% due 08/01/2042 - 10/01/2044 •	333	338
2.061% due 02/01/2035 •	7	7
2.078% due 03/01/2035 •	6	6
2.154% due 04/25/2043 - 06/25/2043 •	363	270
2.236% due 02/01/2035 •	4	4
2.260% due 10/01/2028 •	2	2
2.276% due 02/01/2042 •	43	43
2.293% due 02/01/2035 •	6	6
2.348% due 01/25/2031 ~(a)	1,721	188
2.425% due 04/01/2035 •	14	14
2.435% due 05/01/2035 •	5	5
2.438% due 03/01/2035 •	2	2
2.485% due 05/01/2035 •	31	32
2.500% due 07/01/2046 - 12/01/2046	249	210
2.504% due 12/25/2036 •	388	384
2.514% due 11/01/2035 •	11	11
2.516% due 06/25/2044 ~(a)	270	22
2.540% due 05/01/2035 •	36	37
2.600% due 09/01/2041 •	63	65
2.684% due 06/25/2033 ~	10	10
2.697% due 11/25/2032 •	18	17
2.704% due 06/25/2032 ~	48	47
2.713% due 07/01/2035 •	6	6
2.755% due 10/01/2032 •	93	91
2.761% due 04/01/2033 •	15	15
2.788% due 05/25/2035 ~	39	39
2.811% due 10/01/2035 •	4	4
2.823% due 08/25/2050 ~	185	180
2.907% due 01/01/2035 •	34	34
2.916% due 11/25/2049 •(a)	82	11
2.944% due 07/25/2039	158	142
3.000% due 07/25/2045 - 02/01/2057	1,323	1,068
3.000% due 04/25/2046 (a)	121	15
3.061% due 05/01/2038 •	246	251
3.065% due 05/01/2035 •	23	23
3.204% due 03/25/2034 •	46	46
3.211% due 01/01/2036 •	84	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.234% due 08/25/2034 ~	$6	$6
3.265% due 03/01/2032 •	5	5
3.338% due 10/01/2037 •	347	357
3.343% due 01/01/2035 •	7	7
3.351% due 10/25/2045 ~	73	42
3.384% due 12/25/2048 •	424	418
3.426% due 01/01/2035 •	15	16
3.436% due 11/01/2048 •	195	195
3.460% due 07/01/2035 •	14	14
3.462% due 01/01/2035 •	9	9
3.484% due 03/25/2049 ~	291	288
3.500% due 03/25/2044 - 01/01/2057	1,929	1,757
3.500% due 04/25/2046 (a)	42	3
3.501% due 11/25/2035 •(a)	569	42
3.534% due 05/25/2023 - 07/25/2036 •	236	235
3.564% due 02/01/2035 •	5	5
3.567% due 07/01/2035 •	22	23
3.575% due 02/01/2026	500	491
3.584% due 03/25/2032 ~	80	79
3.584% due 11/25/2059 •	1,196	1,187
3.734% due 02/25/2024 •	8	8
3.744% due 04/25/2037 •	327	331
3.985% due 08/01/2027 •	18	18
3.987% due 09/01/2035 •	11	11
4.000% due 06/01/2033 - 11/25/2045	840	754
4.084% due 04/25/2023 - 04/25/2032 •	34	34
4.500% due 09/01/2033 - 04/01/2059	1,709	1,656
6.500% due 09/25/2023 - 01/25/2032	19	20
6.500% due 04/25/2038 (a)	15	5
7.000% due 09/25/2023	1	1
8.000% due 07/25/2034	271	296

Freddie Mac
0.000% due 03/15/2037 ~(a)	18	1
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	1,051	725
0.029% due 10/15/2041 ~(a)	36	1
0.068% due 08/15/2041 ~(a)	16	1
0.077% due 11/15/2038 ~(a)	52	2
0.188% due 10/15/2037 ~(a)	9	0
0.220% due 11/15/2036 ~(a)	52	3
0.248% due 02/15/2038 ~(a)	34	1
0.263% due 06/15/2038 ~(a)	40	2
0.416% due 08/15/2036 ~(a)	33	1
0.487% due 10/15/2037 ~(a)	18	1
0.573% due 05/15/2037 ~(a)	17	1
0.817% due 01/25/2023 ~(a)	16,068	12
1.019% due 11/25/2022 ~(a)	5,650	0
1.218% due 11/15/2040 •	122	85
1.991% due 02/01/2035 •	1	1
1.995% due 01/01/2035 •	7	7
2.000% due 03/01/2035 •	1	1
2.059% due 02/25/2045 ~	85	88
2.350% due 01/01/2034 •	3	3
2.439% due 03/01/2035 •	2	2
2.497% due 02/01/2035 •	1	1
2.500% due 01/15/2045 - 09/01/2046	377	327
2.587% due 08/15/2040 •	1,067	1,044
2.591% due 02/01/2035 •	4	4
2.606% due 10/01/2039 •	232	235
2.723% due 10/15/2037 •	84	84
2.723% due 04/15/2038 - 10/15/2040 ~	1,390	1,376
2.904% due 11/01/2031 •	6	6
2.960% due 06/01/2035 •	14	14
3.000% due 06/15/2037 - 12/25/2046	3,882	3,196
3.024% due 08/01/2036 •	9	9
3.044% due 11/01/2036 •	84	86
3.068% due 05/15/2035 •	20	19
3.088% due 04/01/2035 •	10	10
3.106% due 04/01/2035 •	14	15
3.230% due 02/01/2028 •	7	7
3.268% due 12/15/2031 ~	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.318% due 09/15/2030 - 06/15/2042 ~	$207	$205
3.382% due 01/15/2043 ~(a)	1,030	105
3.500% due 12/15/2022 - 12/01/2048	1,168	1,011
3.500% due 01/15/2043 - 08/15/2045 (a)	432	73
3.520% due 09/01/2035 •	59	58
3.553% due 05/01/2032 •	6	6
3.847% due 09/01/2034 •	130	134
4.000% due 03/15/2042 - 05/15/2048	2,427	2,121
4.000% due 09/15/2045 - 04/15/2046 (a)	1,074	185
4.500% due 04/01/2039 - 04/01/2044	334	328
5.000% due 09/01/2033 - 03/01/2049	1,358	1,358
5.429% due 05/15/2035 •	119	105
5.500% due 11/01/2030 - 09/01/2039	854	873
5.500% due 10/15/2035 (a)	84	14
5.744% due 05/15/2041 •	199	172
6.000% due 02/01/2024 - 05/01/2040	543	571
6.500% due 12/15/2023 - 03/15/2029	177	184
7.000% due 05/15/2037	519	563
8.000% due 06/15/2026	1	1

Ginnie Mae
0.000% due 12/20/2036 (b)(d)	122	106
0.059% due 06/20/2043 ~(a)	70	2
0.088% due 12/20/2045 ~(a)	81	2
0.152% due 06/20/2042 ~(a)	77	2
0.196% due 11/20/2045 ~(a)	89	2
0.202% due 06/20/2042 ~(a)	71	1
0.447% due 09/20/2045 ~(a)	99	2
1.625% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
2.000% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2025 ~	1	1
2.000% due 03/20/2043	66	55
2.707% due 02/20/2068 •	36	35
2.787% due 05/20/2065 ~	26	26
2.837% due 03/20/2061 •	23	23
2.920% due 10/20/2070 ~	808	810
2.997% due 01/20/2065 •	45	44
3.000% due 02/15/2043 - 03/15/2050 (g)	2,246	2,003
3.000% due 02/20/2043 - 11/20/2067	1,093	964
3.077% due 09/20/2063 •	403	401
3.107% due 09/20/2065 ~	587	583
3.351% due 09/20/2045 •	138	83
3.357% due 04/20/2063 •	899	900
3.357% due 08/20/2063 ~	381	381
3.407% due 07/20/2070 - 08/20/2070 •	2,492	2,493
3.500% due 02/15/2042 - 02/20/2048	3,274	3,025
3.500% due 08/20/2042 (a)	185	25
3.500% due 12/15/2045 - 02/20/2052 (g)	7,671	7,011
3.657% due 09/20/2063 ~	278	279
4.000% due 03/15/2045 - 04/20/2048 (g)	1,316	1,259
4.000% due 04/15/2045 - 04/20/2048	594	565
4.000% due 06/20/2045 (a)	385	60
4.070% due 01/15/2050	1,168	1,166
4.500% due 07/15/2039 - 01/20/2049	345	337
4.500% due 06/15/2040 - 02/20/2049 (g)	780	760
5.000% due 11/20/2034 - 08/20/2044	250	252
5.000% due 03/15/2039 - 12/20/2048 (g)	758	760
5.000% due 08/20/2045 •	85	63
5.500% due 09/15/2033 - 12/15/2039	110	117

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/20/2042	$31	$33
6.500% due 07/15/2024 - 08/15/2038	130	135
6.500% due 10/15/2037 (g)	143	148

Ginnie Mae, TBA
2.000% due 10/01/2052	2,000	1,666
2.500% due 11/01/2052	11,450	9,843
3.000% due 10/01/2052	5,750	5,084
3.500% due 11/01/2052	1,100	1,000
4.000% due 10/01/2052 - 11/01/2052	2,350	2,210
4.500% due 11/01/2052	1,750	1,674
5.000% due 11/01/2052	3,000	2,933

Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,618	2,323
2.500% due 06/01/2028 - 04/01/2052	8,561	7,323
2.500% due 02/01/2051 - 08/01/2051 (g)	6,539	5,537
3.000% due 06/01/2029 - 07/01/2052	18,497	16,301
3.000% due 04/01/2031 - 04/01/2052 (g)	11,896	10,489
3.500% due 12/01/2033 - 01/01/2052	7,548	6,953
3.500% due 07/01/2043 - 03/01/2050 (g)	8,403	7,696
4.000% due 07/01/2033 - 06/01/2049	8,477	8,068
4.000% due 03/01/2037 - 12/01/2040 (g)	715	680
4.500% due 07/01/2039 - 04/01/2049	1,365	1,329
5.500% due 08/01/2024 - 11/01/2039	286	295
6.000% due 11/01/2022 - 11/01/2040	544	565
6.500% due 11/01/2028 - 11/01/2037	269	277
7.500% due 09/01/2034	1	1

Uniform Mortgage-Backed Security, TBA
1.500% due 10/01/2052	900	690
2.000% due 11/01/2052	13,900	11,257
2.500% due 10/01/2037 - 10/01/2052	17,850	15,139
3.000% due 10/01/2052	9,590	8,350
3.500% due 10/01/2037 - 11/01/2052	2,800	2,588
4.000% due 10/01/2037 - 11/01/2052	9,700	9,083
4.500% due 11/01/2052	12,700	12,089

Total U.S. Government Agencies (Cost $222,597)		204,824

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.6%

BAMLL Commercial Mortgage Securities Trust
4.018% due 03/15/2034 •	1,000	976

Banc of America Funding Trust
3.535% due 01/20/2047 ^~	118	111
3.573% due 05/20/2035 ^~	23	20

Banc of America Mortgage Trust
5.750% due 07/20/2032 ~	1	1

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.364% due 01/25/2035 •	6	6

Citigroup Commercial Mortgage Trust
4.149% due 01/10/2036	1,000	976

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	2,262	1,807
3.000% due 11/27/2051 ~	2,133	1,773
3.884% due 08/25/2035 ^~	176	170

Commercial Mortgage Trust
4.118% due 12/15/2038 ~	1,750	1,686

Countrywide Alternative Loan Trust
3.193% due 07/20/2046 ^~	42	32
3.273% due 09/20/2046 •	293	194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.504% due 05/25/2035 ~	$201	$181
3.584% due 09/25/2046 ^•	411	309
3.584% due 10/25/2046 ^•	45	35
3.764% due 10/25/2046 ^•	340	265

Countrywide Home Loan Mortgage Pass-Through Trust
2.011% due 06/19/2031 ~	21	20
2.713% due 04/25/2035 ~	268	213
3.664% due 04/25/2035 ~	51	47
3.764% due 03/25/2036 ~	15	9
3.784% due 02/25/2036 ^•	4	2
4.004% due 09/25/2034 ~	61	50

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	175	139

GreenPoint Mortgage Funding Trust
3.484% due 10/25/2046 ^~	139	128
3.484% due 12/25/2046 ^~	182	167
3.624% due 04/25/2036 ^•	40	37
3.724% due 09/25/2046 ^•	353	285
3.764% due 10/25/2046 ^•	338	242

GS Mortgage Securities Corp. Trust
3.968% due 07/15/2031 •	1,100	1,074

GS Mortgage-Backed Securities Trust
2.500% due 11/25/2051 ~	3,229	2,580
2.500% due 12/25/2051 ~	270	215
2.500% due 02/25/2052 ~	532	425

GSR Mortgage Loan Trust
3.604% due 08/25/2046 ~	173	61

HarborView Mortgage Loan Trust
3.473% due 03/19/2036 ^•	22	19

HomeBanc Mortgage Trust
3.444% due 12/25/2036 ~	12	12

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	1,000	927

IndyMac INDX Mortgage Loan Trust
3.484% due 06/25/2046 ~	55	47
3.484% due 11/25/2046 ~	130	120
3.537% due 08/25/2036 ~	1,498	1,338

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	893	741
3.000% due 04/25/2052 ~	873	724
3.000% due 05/25/2052 ~	2,730	2,265
3.984% due 11/25/2049 •	71	70

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	515	496
3.508% due 11/24/2042 «~	601	586
4.250% due 09/29/2046 «	926	924

Lehman XS Trust
3.724% due 11/25/2046 ^•	344	265

MASTR Adjustable Rate Mortgages Trust
3.684% due 05/25/2047 ^~	3	3
3.764% due 05/25/2047 ^•	450	374

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	962	86

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.518% due 11/15/2031 •	22	21

MFA Trust
1.381% due 04/25/2065 ~	296	283

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	957	901
2.750% due 11/25/2059 ~	540	493

OBX Trust
3.000% due 01/25/2052 ~	396	329

Residential Accredit Loans, Inc. Trust
3.484% due 12/25/2046 ^~	101	90
3.544% due 05/25/2037 ^•	19	16
3.624% due 05/25/2046 ^•	72	58
3.778% due 08/25/2035 ^~	153	64

Sequoia Mortgage Trust
3.693% due 10/19/2026 ~	16	15
3.753% due 10/20/2027 •	3	2

Structured Asset Mortgage Investments Trust
3.653% due 09/19/2032 ~	8	7

Thornburg Mortgage Securities Trust
3.480% due 10/25/2046 ~	44	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS-Barclays Commercial Mortgage Trust
1.188% due 04/10/2046 ~(a)	$2,383	$3

WaMu Mortgage Pass-Through Certificates Trust
4.084% due 07/25/2044 ~	39	35
4.134% due 12/25/2045 ~	270	232

Washington Mutual Mortgage Pass-Through Certificates Trust
1.824% due 12/25/2046 •	121	99

Total Non-Agency Mortgage-Backed Securities (Cost $29,197)		25,924

ASSET-BACKED SECURITIES 19.0%

Aegis Asset-Backed Securities Trust
3.784% due 03/25/2035 •	437	420

Amortizing Residential Collateral Trust
3.784% due 10/25/2031 •	5	4

AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.714% due 09/25/2028 •	5	5

Anchorage Capital CLO Ltd.
3.899% due 07/22/2032 ~	500	487

Arbor Realty Commercial Real Estate Notes Ltd.
4.168% due 11/15/2036 ~	1,400	1,369

Ares CLO Ltd.
3.809% due 04/22/2031 •	500	487

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •	600	584

Centex Home Equity Loan Trust
3.384% due 01/25/2032 ~	8	8

CIFC Funding Ltd.
3.733% due 10/24/2030 •	1,000	984

Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •	598	338

Countrywide Asset-Backed Certificates
3.334% due 03/25/2037 ~	97	92

Countrywide Asset-Backed Certificates Trust
3.224% due 04/25/2047 •	108	102
3.334% due 02/25/2036 •	535	517

Crestline Denali CLO Ltd.
3.740% due 04/20/2030 ~	1,645	1,625

EMC Mortgage Loan Trust
4.584% due 08/25/2040 •	27	26

Fremont Home Loan Trust
3.219% due 10/25/2036 ~	466	418

GSAA Home Equity Trust
3.684% due 03/25/2037 •	189	84

GSAMP Trust
3.214% due 12/25/2046 ~	424	239
3.224% due 12/25/2036 •	843	471

Home Equity Asset Trust
3.384% due 11/25/2032 •	3	2

HSI Asset Securitization Corp. Trust
3.224% due 01/25/2037 •	304	239

LCM LP
3.710% due 07/20/2030 •	2,000	1,968

MKS CLO Ltd.
3.710% due 07/20/2030 •	200	197

Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •	424	236
3.214% due 01/25/2037 ~	925	380

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •	515	176

Mountain View CLO LLC
3.830% due 10/16/2029 ~	938	917

PRET LLC
1.744% due 07/25/2051 þ	2,711	2,496
3.721% due 07/25/2051 þ	1,006	939

Residential Asset Securities Corp. Trust
3.334% due 11/25/2036 ^•	631	559

Saxon Asset Securities Trust
4.834% due 12/25/2037 ~	181	156

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	115

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
3.729% due 01/25/2035 ~	$221	$216

Sound Point CLO Ltd.
3.683% due 01/23/2029 ~	4,396	4,355

Structured Asset Investment Loan Trust
3.704% due 01/25/2036 •	765	721
4.014% due 06/25/2035 •	2,000	1,931

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	792	704
2.710% due 01/25/2060 ~	666	629
4.084% due 05/25/2058 ~	253	248

United National Home Loan Owner Trust
6.910% due 03/25/2025 ^þ	14	14

Venture CLO Ltd.
3.610% due 10/20/2028 •	339	332
3.840% due 04/20/2032 •	600	588
4.073% due 08/28/2029 ~	906	892

Vibrant CLO Ltd.
4.477% due 06/20/2029 ~	728	721

Total Asset-Backed Securities (Cost $28,873)		27,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.1%

REPURCHASE AGREEMENTS (f) 0.3%
		$465

U.S. TREASURY BILLS 3.6%
2.840% due 11/10/2022 - 12/15/2022 (c)(d)	$5,292	5,268

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
3.323% due 01/10/2023 (d)(e)(j)	260	258

Total Short-Term Instruments (Cost $5,991)		5,991

Total Investments in Securities (Cost $286,873)		264,862

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	147,885	$1,436

Total Short-Term Instruments (Cost $1,436)		1,436

Total Investments in Affiliates (Cost $1,436)		1,436

Total Investments 181.2% (Cost $288,309)		$266,298

Financial Derivative Instruments (h)(i) 0.6% (Cost or Premiums, net $(1,516))		846

Other Assets and Liabilities, net (81.8)%		(120,204)

Net Assets 100.0%		$146,940

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$465	U.S. Treasury Notes 2.250% due 08/15/2027	$(474)	$465	$465

Total Repurchase Agreements						$(474)	$465	$465

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.905%	09/14/2022	10/13/2022	$(8,797)	$(8,810)
CSN	2.900	09/14/2022	10/13/2022	(12,101)	(12,119)
TDM	3.110	09/22/2022	10/13/2022	(14,034)	(14,048)

Total Reverse Repurchase Agreements					$(34,977)

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (20.4)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2037	$5,000	$(4,449)	$(4,288)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2052	2,000	(1,657)	(1,620)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2052	12,385	(11,435)	(10,783)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2052	15,210	(13,578)	(13,240)

Total U.S. Government Agencies				(31,119)	(29,931)

U.S. Treasury Obligations (1.1)%
U.S. Treasury Notes	1.375	12/31/2028	1,900	(1,611)	(1,634)

Total Short Sales (21.5)%				$(32,730)	$(31,565)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(8,810)	$0	$0	$(8,810)	$8,949	$139
CSN	0	(12,119)	0	0	(12,119)	12,351	232
FICC	465	0	0	0	465	(474)	(9)
TDM	0	(14,048)	0	0	(14,048)	14,328	280

Master Securities Forward Transaction Agreement
GSC	0	0	0	(1,634)	(1,634)	0	(1,634)

Total Borrowings and Other Financing Transactions	$465	$(34,977)	$0	(1,634)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(34,977)	$0	$0	$(34,977)

Total Borrowings	$0	$(34,977)	$0	$0	$(34,977)

Payable for reverse repurchase agreements					$(34,977)

(g)	Securities with an aggregate market value of $35,628 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(21,658) at a weighted average interest rate of 1.688%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $7 of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2023	46	$	10,992	$4	$0	$(3)
U.S. Treasury 5-Year Note December Futures	12/2022	50		5,375	(195)	0	(13)
U.S. Treasury 10-Year Note December Futures	12/2022	259		29,024	(1,198)	0	(101)
U.S. Treasury 10-Year Ultra December Futures	12/2022	24		2,844	(188)	0	(12)

					$(1,577)	$0	$(129)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	117

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	46	$	(11,003)	$13	$3	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	8		(1,096)	101	13	0

					$114	$16	$0

Total Futures Contracts					$(1,463)	$16	$(129)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$	7,200	$0	$207	$207	$3	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		17,200	(526)	(510)	(1,036)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		3,700	346	(12)	334	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		17,000	(1,872)	(645)	(2,517)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	2.313	Annual	07/08/2032		18,300	71	1,783	1,854	63	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032		1,400	13	51	64	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032		3,300	0	76	76	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032		4,900	0	113	113	17	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		26,500	18	769	787	10	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		19,000	150	1,199	1,349	17	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025		16,300	16	1,137	1,153	24	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025		16,300	19	1,116	1,135	23	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025		16,300	19	1,094	1,113	25	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		32,300	51	4,049	4,100	85	0
Receive	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026		1,000	0	122	122	3	0

Total Swap Agreements							$(1,695)	$10,549	$8,854	$300	$(84)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$16	$300	$316	$0	$(129)		$(84)	$(213)

Cash of $3,135 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	8,200	$ 18	$18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.228	11/07/2022	1,200	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	11/07/2022	600	4	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.280	11/07/2022	600	4	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	11/07/2022	1,200	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.333	11/07/2022	1,300	9	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210	10/06/2022	600	5	0

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	211

CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	173
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	400	8	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	400	10	15

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.304%	10/06/2022	1,120	$10	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.315	10/06/2022	1,000	9	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	211
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	86
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	86

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	8,000	18	17

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	11/07/2022	1,600	13	51
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.218	11/07/2022	1,600	13	50
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.231	10/06/2022	700	6	0

MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.355	11/07/2022	600	4	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.217	11/07/2022	1,700	14	53
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.368	11/23/2022	5,000	37	134
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.528	12/02/2022	7,500	53	153
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	400	8	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	400	10	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	400	9	16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	500	15	22

Total Purchased Options							$423	$1,338

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	4,100	$(7)	$(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,100	(6)	(6)

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	2,400	(9)	(31)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	2,300	(10)	(29)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	4,000	(7)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,000	(6)	(6)

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	2,300	(8)	(29)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	4,600	(20)	(47)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	2,500	(13)	(26)

							$(86)	$(188)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	$	93.031	10/06/2022	1,500	$(9)	$(4)

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052		92.508	11/07/2022	3,000	(23)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		99.406	11/07/2022	2,800	(22)	(122)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052		92.547	11/07/2022	1,500	(12)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052		93.859	11/07/2022	1,500	(12)	(104)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052		93.391	10/06/2022	1,500	(7)	(3)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052		93.359	11/07/2022	4,500	(45)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.375	11/07/2022	2,500	(14)	(84)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.406	11/07/2022	2,500	(14)	(85)

						$(158)	$(407)

Total Written Options						$(244)	$(595)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$18	$0	$18	$0	$(17)	$0	$(17)	$1	$0	$1
BPS	0	211	0	211	0	0	0	0	211	(280)	(69)
CBK	0	200	0	200	0	(60)	0	(60)	140	0	140
DUB	0	383	0	383	0	0	0	0	383	(260)	123

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	119

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GLM	$0	$17	$0	$17	$0	$(13)	$0	$(13)	$4	$0	$4
JPM	0	101	0	101	0	(124)	0	(124)	(23)	0	(23)
MSC	0	0	0	0	0	(108)	0	(108)	(108)	14	(94)
MYC	0	408	0	408	0	(102)	0	(102)	306	(200)	106
SAL	0	0	0	0	0	(171)	0	(171)	(171)	244	73

Total Over the Counter	$0	$1,338	$0	$1,338	$0	$(595)	$0	$(595)

(j)

Securities with an aggregate market value of $258 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	0	0	0	300	300

	$0	$0	$0	$0	$316	$316

Over the counter
Purchased Options	$0	$0	$0	$0	$1,338	$1,338

	$0	$0	$0	$0	$1,654	$1,654

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$129	$129
Swap Agreements	0	0	0	0	84	84

	$0	$0	$0	$0	$213	$213

Over the counter
Written Options	$0	$0	$0	$0	$595	$595

	$0	$0	$0	$0	$808	$808

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(452)	$(452)
Swap Agreements	0	0	0	0	(1,044)	(1,044)

	$0	$0	$0	$0	$(1,496)	$(1,496)

Over the counter
Purchased Options	$0	$0	$0	$0	$457	$457
Written Options	0	0	0	0	344	344
Swap Agreements	0	0	0	0	47	47

	$0	$0	$0	$0	$848	$848

	$0	$0	$0	$0	$(648)	$(648)

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,358)	$(1,358)
Swap Agreements	0	0	0	0	6,785	6,785

	$0	$0	$0	$0	$5,427	$5,427

Over the counter
Purchased Options	$0	$0	$0	$0	$(946)	$(946)
Written Options	0	0	0	0	1,326	1,326
Swap Agreements	0	0	0	0	(36)	(36)

	$0	$0	$0	$0	$344	$344

	$0	$0	$0	$0	$5,771	$5,771

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$247	$0	$247
U.S. Government Agencies	0	204,824	0	204,824
Non-Agency Mortgage-Backed Securities	0	23,918	2,006	25,924
Asset-Backed Securities	0	27,876	0	27,876
Short-Term Instruments
Repurchase Agreements	0	465	0	465
U.S. Treasury Bills	0	5,268	0	5,268
U.S. Treasury Cash Management Bills	0	258	0	258

	$0	$262,856	$2,006	$264,862

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,436	$0	$0	$1,436

Total Investments	$1,436	$262,856	$2,006	$266,298

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,931)	$0	$(29,931)
U.S. Treasury Obligations	0	(1,634)	0	(1,634)

	$0	$(31,565)	$0	$(31,565)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	316	0	316
Over the counter	0	1,338	0	1,338

	$0	$1,654	$0	$1,654

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(213)	0	(213)
Over the counter	0	(595)	0	(595)

	$0	$(808)	$0	$(808)

Total Financial Derivative Instruments	$0	$846	$0	$846

Totals	$1,436	$232,137	$2,006	$235,579

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,168	$0	$(104)	$(1)	$(3)	$(54)	$0	$0	$2,006	$(56)

Totals	$2,168	$0	$(104)	$(1)	$(3)	$(54)	$0	$0	$2,006	$(56)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,006	Discounted Cash Flow	Discount Rate	4.210-4.340	4.300

Total	$2,006

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	121

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	$1,114	$952

Total Loan Participations and Assignments (Cost $1,101)		952

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.3%

Banco La Hipotecaria SA
4.750% due 11/15/2022	15,000	14,896

Preferred Term Securities Ltd.
3.593% (US0003M + 0.300%) due 03/22/2037 ~	245	225
3.593% (US0003M + 0.300%) due 09/22/2037 ~	2,460	2,235
3.643% (US0003M + 0.350%) due 03/22/2038 ~	1,355	1,266
3.673% (US0003M + 0.380%) due 09/23/2035 ~	87	86
3.873% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,680

		22,388

INDUSTRIALS 0.1%

GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,558

Times Square Hotel Trust
8.528% due 08/01/2026	1,780	1,771

		3,329

UTILITIES 0.2%

PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	600	545
4.451% due 12/01/2049	17,500	15,052

		15,597

Total Corporate Bonds & Notes (Cost $42,521)		41,314

U.S. GOVERNMENT AGENCIES 93.2%

Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	13,630	10,030
0.000% due 05/25/2043 •	499	363
0.010% due 07/25/2044 ~(a)	1,046	30
0.023% due 10/25/2046 ~(a)	344	12
0.029% due 01/25/2045 ~(a)	949	41
0.082% due 09/25/2045 ~(a)	1,069	41
0.123% due 03/25/2045 ~(a)	1,917	77
0.129% due 08/25/2044 ~(a)	753	33
0.200% due 02/25/2043 •(a)	4,108	29
0.205% due 03/25/2060 ~(a)	20,026	692
0.211% due 04/25/2055 ~(a)	1,618	54
0.237% due 01/25/2044 ~(a)	1,398	12
0.269% due 02/25/2052 ~(a)	792,460	14,018
0.269% due 02/25/2052 •(a)	74,455	1,373
0.340% due 07/25/2044 ~(a)	1,378	58
0.369% due 05/25/2051 •(a)	8,358	187
0.402% due 08/25/2054 ~(a)	674	25
0.441% due 08/25/2055 ~(a)	960	36
0.453% due 07/25/2052 ~(a)	994	31
0.459% due 04/25/2046 ~(a)	1,085	55
0.616% due 07/25/2045 ~(a)	21,353	907
0.654% due 01/25/2043 •	46	30
0.866% due 08/25/2047 •(a)	28,780	776
0.872% due 01/25/2043 ~	55	35
0.916% due 01/25/2033 •	3,525	2,621
1.000% due 06/25/2043 •(a)	3,624	137
1.008% due 09/25/2061 ~(a)	11,801	940
1.066% due 02/25/2033 •	1,901	1,469
1.092% due 02/25/2062 ~(a)	29,288	2,139
1.516% due 07/25/2044 ~(a)	21,337	349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.610% due 05/25/2051 •	$7,425	$6,284
1.663% due 12/01/2034 •	130	131
1.699% due 03/25/2043 •	8,723	6,557
1.916% due 06/25/2050 ~(a)	9,765	876
1.999% due 03/25/2033 •	11,009	8,230
2.000% due 12/25/2042	89	53
2.100% due 01/01/2047 •	110	102
2.259% due 01/01/2035 •	129	130
2.348% due 01/25/2031 ~(a)	9,867	1,078
2.359% due 01/01/2035 •	356	363
2.436% due 03/25/2047 •	256	184
2.500% due 12/25/2027 - 09/25/2051 (a)	141,789	19,946
2.516% due 06/25/2044 ~(a)	3,598	293
2.540% due 08/01/2026 (g)	10,951	10,140
2.713% due 09/01/2043 •(g)	1,718	1,736
2.866% due 10/25/2043 •(a)	12,838	1,685
2.866% due 01/25/2050 ~(a)	1,771	186
2.876% due 12/25/2036 •(a)	362	26
2.916% due 05/25/2046 - 11/25/2049 •(a)	66,176	7,319
2.916% due 07/25/2046 - 11/25/2049 ~(a)	25,270	3,100
2.936% due 09/25/2049 •(a)	4,285	374
2.966% due 10/25/2042 - 07/25/2059 •(a)	46,286	5,420
2.966% due 11/25/2044 - 10/25/2049 ~(a)	28,059	3,194
3.000% due 03/25/2023 - 11/25/2051 (a)	179,743	26,814
3.000% due 06/25/2033 - 05/25/2048	2,781	2,407
3.000% due 09/01/2043 - 07/01/2060 (g)	110,766	96,798
3.016% due 06/25/2037 - 07/25/2050 •(a)	45,328	4,728
3.016% due 10/25/2042 - 04/25/2047 ~(a)	29,588	3,750
3.066% due 09/25/2041 - 09/25/2048 ~(a)	19,125	2,232
3.066% due 08/25/2042 - 01/25/2049 •(a)	22,665	2,351
3.116% due 06/25/2040 - 05/25/2048 •(a)	17,293	2,138
3.116% due 11/25/2047 - 05/25/2048 ~(a)	12,531	1,508
3.116% due 05/25/2048 •	6,996	5,602
3.166% due 08/25/2041 - 02/25/2043 •(a)	19,590	1,516
3.225% due 04/01/2048 •	203	192
3.286% due 05/01/2047 •(g)	646	620
3.346% due 03/25/2042 •(a)	983	131
3.351% due 11/25/2042 •	1,731	1,227
3.351% due 10/25/2045 ~	584	333
3.388% due 12/25/2042 - 10/25/2043 ~	1,127	783
3.388% due 12/25/2042 •	1,518	1,165
3.430% due 03/01/2033 (g)	1,000	906
3.495% due 08/01/2049 •(g)	3,373	3,348
3.500% due 10/25/2027 - 05/25/2051 (a)	188,076	35,428
3.500% due 05/25/2042 - 10/25/2042	904	809
3.516% due 09/25/2040 ~(a)	1,206	82
3.516% due 09/25/2042 •(a)	4,203	530
3.566% due 05/25/2036 ~(a)	840	101
3.575% due 02/01/2026 (g)	12,198	11,967
3.603% due 05/25/2042 ~	22	21
3.616% due 10/25/2026 ~(a)	946	28
3.616% due 08/25/2040 •(a)	210	6
3.652% due 06/01/2035 •	17	17
3.658% due 12/01/2048 •(g)	1,268	1,275
3.666% due 09/25/2039 •(a)	67	6
3.667% due 10/25/2046 ~(a)	7,612	400
3.675% due 08/25/2043 ~	23	23
3.684% due 02/25/2024 ~	1	1
3.716% due 12/25/2032 ~(a)	1,245	116
3.716% due 11/25/2036 •(a)	900	96
3.725% due 06/01/2048 •	138	133
3.750% due 05/25/2033 - 01/25/2044	33	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.756% due 06/25/2048 ~	$2,423	$273
3.816% due 04/25/2038 •(a)	434	42
3.932% due 06/25/2043 ~	1,953	1,436
3.934% due 07/25/2038 •	95	96
3.975% due 06/01/2048 •	116	112
4.000% due 01/25/2033 - 09/25/2051 (a)	137,727	28,349
4.000% due 06/01/2033 - 05/25/2050	8,887	8,318
4.000% due 08/01/2033 (g)	717	675
4.006% due 09/25/2037 ~(a)	2,161	89
4.016% due 10/25/2034 ~(a)	839	58
4.048% due 08/25/2033 ~	473	415
4.050% due 12/01/2028 (g)	3,642	3,554
4.500% due 02/01/2038 - 08/01/2040	56	54
4.500% due 11/25/2044 - 07/25/2050 (a)	9,061	1,649
4.500% due 04/01/2059 (g)	7,473	7,238
4.616% due 08/25/2034 •(a)	386	30
4.672% due 11/25/2041 •	751	497
5.000% due 11/01/2033 - 07/25/2040	180	181
5.000% due 01/25/2043 •	38	30
5.000% due 06/25/2050 (a)	2,722	584
5.436% due 01/25/2041 •	3,398	3,177
5.500% due 02/25/2029 (a)	5	0
5.500% due 01/25/2032 ~(a)	108	13
5.500% due 12/25/2034 - 11/01/2036	1,942	1,986
6.000% due 04/25/2032 - 02/25/2033 (a)	214	34
6.000% due 02/25/2034	94	97
6.300% due 06/25/2031 ~	15	15
6.492% due 03/25/2040 •	94	91
6.500% due 04/25/2038 (a)	242	74
7.000% due 12/25/2023 - 03/25/2049	71	76
9.394% due 09/25/2024 •	3	2
13.184% due 12/25/2036 ~	46	45

Freddie Mac
0.000% due 01/01/2023 - 08/15/2057 (b)(e)	16,286	12,889
0.000% due 03/15/2037 ~(a)	325	15
0.029% due 10/15/2041 ~(a)	506	19
0.068% due 08/15/2041 ~(a)	287	10
0.074% due 02/15/2038 ~(a)	14,949	563
0.077% due 11/15/2038 ~(a)	913	34
0.109% due 01/15/2038 ~(a)	2,944	102
0.124% due 10/15/2038 ~(a)	4,282	171
0.188% due 10/15/2037 ~(a)	127	3
0.220% due 11/15/2036 ~(a)	888	50
0.248% due 02/15/2038 ~(a)	603	21
0.263% due 06/15/2038 ~(a)	678	33
0.416% due 08/15/2036 ~(a)	461	10
0.487% due 10/15/2037 ~(a)	305	10
0.492% due 01/15/2033 •	1,251	939
0.573% due 05/15/2037 ~(a)	237	9
0.714% due 07/25/2024 ~(a)	122,240	917
0.954% due 12/15/2042 •	91	47
0.965% due 04/15/2047 •(a)	11,474	934
1.045% due 08/15/2047 ~(a)	14,863	736
1.053% due 04/25/2034 ~(a)	134,053	9,153
1.132% due 07/15/2047 •(a)	21,561	839
1.219% due 03/25/2052 •(a)	20,956	833
1.682% due 08/15/2040 •(a)	1,857	59
1.773% due 02/15/2033 ~	3,068	2,247
1.773% due 05/15/2033 •	633	427
1.959% due 10/15/2042 •	923	541
1.965% due 11/15/2048 •(a)	147,356	5,194
2.000% due 04/25/2031 - 01/25/2051 (a)	66,609	7,936
2.019% due 01/15/2043 •	329	183
2.182% due 04/15/2042 •(a)	1,653	87
2.199% due 03/15/2045 ~	202	125
2.216% due 12/15/2048 ~	2,102	2,045
2.323% due 11/15/2042 •	297	148
2.500% due 09/15/2027 - 03/25/2051 (a)	109,655	14,002
2.700% due 08/01/2023 (g)	16,475	16,442
2.723% due 10/15/2038 ~	3,207	3,154

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.769% due 07/15/2043 •	$12	$8
2.778% due 05/15/2043 •	550	388
2.916% due 04/25/2048 •(a)	16,434	2,078
2.916% due 11/25/2049 ~(a)	6,712	860
2.944% due 12/15/2042 •	1,149	778
2.966% due 04/25/2049 - 06/25/2050 ~(a)	29,673	4,047
2.966% due 06/25/2050 •(a)	49,836	4,989
3.000% due 04/15/2027 - 06/25/2051 (a)	275,922	44,028
3.000% due 05/15/2034 ~(a)	563	41
3.000% due 09/25/2045 - 12/25/2046	2,985	2,744
3.016% due 06/25/2050 - 08/25/2050 •(a)	23,428	3,051
3.016% due 07/25/2050 - 08/25/2050 ~(a)	16,024	1,988
3.017% due 12/25/2047 ~	351	348
3.066% due 05/25/2050 •(a)	11,754	1,355
3.066% due 06/25/2050 ~(a)	18,090	2,539
3.072% due 09/15/2043 ~(a)	9,698	984
3.103% due 10/25/2046 ~	1,310	1,254
3.116% due 07/25/2050 ~(a)	28,419	4,270
3.154% due 12/25/2036 •	22,272	20,389
3.182% due 10/15/2036 - 07/15/2042 •(a)	19,016	2,042
3.182% due 05/15/2042 - 08/15/2042 ~(a)	3,785	454
3.232% due 08/15/2041 - 09/15/2044 •(a)	5,153	553
3.232% due 11/15/2043 ~(a)	3,131	293
3.282% due 12/15/2042 - 08/15/2043 •(a)	9,140	1,352
3.282% due 02/15/2044 ~(a)	1,118	189
3.314% due 12/15/2027 ~(a)	713	38
3.332% due 08/15/2025 - 08/15/2048 •(a)	24,129	2,777
3.332% due 10/15/2040 - 10/15/2048 ~(a)	9,648	866
3.351% due 07/15/2037 - 08/15/2045 ~	5,307	3,506
3.382% due 01/15/2033 - 03/15/2048 ~(a)	6,112	589
3.382% due 08/15/2042 - 06/15/2048 •(a)	15,096	1,260
3.500% due 01/15/2032 - 08/25/2051 (a)	158,360	27,529
3.500% due 01/01/2038 (g)	598	560
3.500% due 02/15/2041 - 04/15/2054	17,918	16,168
3.500% due 10/15/2047 ~(a)	911	186
3.554% due 09/25/2024 ~	13,400	11,710
3.612% due 02/15/2037 ~(a)	465	41
3.782% due 01/15/2041 •(a)	335	29
3.832% due 02/15/2032 •(a)	212	16
3.832% due 03/15/2035 ~(a)	501	17
3.882% due 09/15/2026 - 07/15/2042 ~(a)	1,412	168
3.882% due 09/15/2035 •(a)	449	37
3.932% due 03/15/2037 •(a)	489	46
4.000% due 02/15/2031 - 06/01/2048	34,879	33,029
4.000% due 01/15/2033 •	5,156	3,834
4.000% due 06/01/2039 - 10/01/2047 (g)	2,977	2,840
4.000% due 03/15/2042 - 06/25/2051 (a)	152,063	32,860
4.000% due 05/15/2049 ~(a)	558	90
4.019% due 12/25/2050 ~(a)	8,067	1,210
4.059% due 04/15/2032 ~(a)	1,480	82
4.265% due 01/15/2041 ~	763	660
4.500% due 08/01/2030 - 06/01/2048	2,981	2,917
4.500% due 07/15/2042 - 07/25/2051 (a)	75,520	13,978
4.572% due 09/15/2041 ~	478	297
4.667% due 04/15/2043 ~	361	247
4.921% due 09/17/2032 •	10	9
5.000% due 10/15/2042 ~	339	223
5.000% due 09/15/2046 ~(a)	874	167
5.000% due 05/25/2048 (a)	5,815	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/01/2049 (g)	$21,893	$21,743
5.182% due 06/15/2031 ~(a)	104	9
5.429% due 05/15/2035 •	258	228
5.500% due 02/15/2033 - 01/01/2038	871	887
5.500% due 05/15/2041 •	28	27
5.744% due 05/15/2041 •	842	730
6.000% due 07/15/2035	559	591
6.000% due 03/15/2044 (a)	257	57
6.007% due 02/15/2041 •	77	63
6.771% due 12/15/2023 •(a)	53	1
7.000% due 03/01/2039	19	20
7.365% due 05/15/2033 •	4	4
7.500% due 06/15/2042 •	564	531
7.730% due 05/15/2024 ~(a)	41	2
7.893% due 05/15/2033 ~	9	8
9.030% due 10/15/2033 •	169	160
9.935% due 11/15/2034 •	6	6
11.940% due 10/15/2023 •	4	3
12.284% due 10/25/2027 •	247	255
13.834% due 03/25/2025 •	338	338

Ginnie Mae
0.000% due 05/20/2040 - 04/16/2053 ~(a)	50,634	1,452
0.000% due 06/20/2040 - 01/20/2044 (b)(e)	5,476	4,709
0.025% due 08/16/2048 ~(a)	2,070	2
0.059% due 06/20/2043 ~(a)	1,140	30
0.088% due 12/20/2045 ~(a)	1,136	28
0.106% due 12/20/2042 ~	389	317
0.151% due 05/16/2050 ~(a)	806	2
0.152% due 06/20/2042 ~(a)	1,253	34
0.196% due 11/20/2045 ~(a)	1,259	21
0.202% due 06/20/2042 ~(a)	1,186	24
0.266% due 06/20/2049 ~(a)	18,068	252
0.286% due 03/20/2048 •(a)	12,966	182
0.447% due 09/20/2045 ~(a)	1,683	26
0.463% due 08/20/2045 ~(a)	789	11
0.486% due 10/20/2047 •(a)	7,300	111
0.776% due 02/20/2049 •(a)	25,105	689
1.625% due 08/20/2045 •(g)	583	577
1.750% due 10/20/2044 •(g)	738	729
1.804% due 05/16/2053 ~(a)	61	1
2.500% due 09/20/2050 (a)	5,542	290
2.526% due 05/20/2049 ~(a)	4,369	250
2.536% due 09/20/2043 •(a)	1,204	72
2.536% due 01/20/2044 ~	967	960
2.807% due 11/20/2060 •	722	717
2.857% due 03/20/2061 ~	274	272
2.877% due 08/20/2062 ~	397	395
3.000% due 02/20/2043 - 02/20/2052 (a)	25,536	2,446
3.000% due 09/20/2046 - 11/20/2067	14,048	11,813
3.000% due 10/20/2046 - 02/20/2048 (g)	26,677	23,938
3.036% due 04/20/2046 - 09/20/2049 •(a)	47,992	4,814
3.086% due 01/20/2035 •(a)	2,158	103
3.086% due 12/20/2048 ~(a)	6,090	456
3.106% due 12/20/2035 •(a)	13,283	692
3.111% due 06/16/2039 ~(a)	941	38
3.161% due 11/16/2034 •(a)	372	15
3.186% due 10/20/2047 - 06/20/2048 ~(a)	12,301	1,291
3.186% due 09/20/2048 •(a)	1,795	266
3.236% due 04/20/2048 ~	6,174	5,622
3.261% due 03/16/2035 ~(a)	2,334	64
3.264% due 03/20/2041 ~	446	440
3.351% due 09/20/2045 •	323	193
3.461% due 01/16/2038 ~(a)	1,321	25
3.500% due 03/20/2042 - 01/20/2052	14,611	13,396
3.500% due 11/20/2042 - 09/20/2046 (a)	6,712	1,221
3.500% due 11/20/2046 - 02/20/2052 (g)	38,411	35,144
3.511% due 02/16/2040 •(a)	1,895	137
3.566% due 10/20/2033 ~(a)	558	5
3.572% due 12/20/2040 ~	1,105	927
3.686% due 05/20/2041 •(a)	1,595	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/20/2039 - 08/15/2048	$4,182	$3,977
4.000% due 10/16/2044 (a)	1,138	150
4.000% due 01/20/2045 - 07/15/2048 (g)	6,035	5,736
4.000% due 11/20/2046 •	33	28
4.500% due 07/20/2039 - 09/20/2048	4,236	4,104
4.500% due 12/16/2041 - 05/20/2043 (a)	1,311	226
4.500% due 05/20/2048 - 08/20/2048 (g)	4,694	4,552
5.000% due 08/20/2034 - 01/20/2049	940	931
5.000% due 05/16/2043 (a)	886	162
5.000% due 06/20/2045 - 08/20/2045 •	1,755	1,294
5.500% due 02/20/2034 - 04/20/2040	108	109
6.000% due 07/20/2038 - 06/20/2041	269	291
6.500% due 03/15/2035	463	483
8.088% due 10/20/2045 •	434	379

Ginnie Mae, TBA
3.500% due 11/01/2052	125,550	114,157
4.500% due 10/01/2052 - 11/01/2052	44,880	42,942
5.000% due 10/01/2052 - 11/01/2052	202,000	197,746

Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 01/01/2052 (g)	520,151	440,702
2.500% due 08/01/2051 - 09/01/2051	4,900	4,155
3.000% due 04/01/2031 - 06/01/2051 (g)	869,696	765,599
3.000% due 04/01/2038 - 07/01/2052	113,713	100,038
3.500% due 10/01/2034 - 06/01/2051 (g)	150,158	138,030
3.500% due 12/01/2039 - 01/01/2052	78,854	72,012
4.000% due 12/01/2036 - 07/01/2049 (g)	98,921	94,400
4.000% due 01/01/2037 - 08/01/2049	92,208	87,364
4.500% due 04/01/2031 - 04/01/2049	16,487	16,007
4.500% due 12/01/2038 (g)	4,684	4,657
5.000% due 06/01/2048 - 03/01/2049	5,786	5,718
6.000% due 05/01/2049	1,169	1,205

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2052	638,000	516,730
2.500% due 10/01/2037 - 10/01/2052	20,100	18,195
3.500% due 10/01/2037 - 11/01/2052	503,837	457,661
4.000% due 10/01/2037 - 11/01/2052	999,400	931,527
4.500% due 10/01/2052 - 11/01/2052	1,107,200	1,054,554
5.000% due 11/01/2052	800	779
6.000% due 10/01/2052	200	203

Total U.S. Government Agencies (Cost $6,587,435)		5,951,624

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Notes
1.750% due 01/31/2023 (i)(k)	20,728	20,596
2.000% due 11/30/2022 (i)(k)	9,012	8,995
2.250% due 08/15/2027 (i)(k)	21,700	19,953
2.375% due 01/31/2023 (i)(k)	10,650	10,604
2.500% due 03/31/2023 (i)(k)	45,750	45,456
2.625% due 06/30/2023 (i)(k)	25,000	24,730
2.750% due 06/30/2025 (i)(k)	5,100	4,903

Total U.S. Treasury Obligations (Cost $139,642)		135,237

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	123

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 46.3%

Adjustable Rate Mortgage Trust
4.034% due 09/25/2035 ~		$3,074	$2,760
4.234% due 02/25/2035 ~		6,862	6,087

American Home Mortgage Assets Trust
2.679% due 01/25/2036 ~		1,035	720
3.544% due 06/25/2037 ~		5,350	4,802
3.664% due 08/25/2037 ^•		8,444	7,608

American Home Mortgage Investment Trust
3.299% due 06/25/2045 ~		5,229	4,697
3.484% due 03/25/2046 ~		4,649	4,199
5.566% due 06/25/2045 ~		60	59
5.566% due 06/25/2045 •		10	10

Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	10,521

Anthracite Ltd.
5.678% due 06/20/2041		6,091	180

AREIT Trust
4.813% due 11/17/2038 ~		10,000	9,641

Ashford Hospitality Trust
4.068% due 04/15/2035 •		8,335	8,003
4.218% due 04/15/2035 •		15,035	14,093
4.268% due 06/15/2035 •		11,950	11,522
4.668% due 06/15/2035 ~		2,300	2,212
4.918% due 04/15/2035 ~		13,939	13,092
5.568% due 06/15/2035 •		5,700	5,478

Atrium Hotel Portfolio Trust
4.468% due 12/15/2036 •		8,800	8,418

Avon Finance PLC
3.645% due 09/20/2048 ~	GBP	17,700	19,619
4.145% due 09/20/2048 ~		17,700	19,610
4.645% due 09/20/2048 ~		13,100	14,515

BAMLL Commercial Mortgage Securities Trust
4.418% due 04/15/2036 •		$3,000	2,914
4.818% due 03/15/2034 ~		7,035	6,833
4.818% due 09/15/2038 •		4,000	3,789
5.568% due 09/15/2038 •		5,000	4,680

Banc of America Alternative Loan Trust
3.444% due 06/25/2037 •		315	236
3.556% due 06/25/2037 ^•(a)		339	31
6.000% due 06/25/2046 ^		1,396	1,011

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~		996	996

Banc of America Funding Trust
2.784% due 01/27/2035 ~		3,224	3,186
3.190% due 02/20/2036 ^~		691	639
3.290% due 05/26/2037 •		30,586	27,333
3.535% due 01/20/2047 ^~		156	146
6.000% due 09/25/2036		20	18

Banc of America Mortgage Trust
2.957% due 04/25/2035 ^~		1,692	1,633
3.038% due 05/25/2034 ~		23	22
3.141% due 11/20/2046 ^~		63	57
3.335% due 06/25/2034 ~		39	38

Barclays Commercial Mortgage Securities Trust
4.009% due 07/15/2037 •		2,600	2,487
4.709% due 07/15/2037 •		7,000	6,729
5.209% due 07/15/2037 •		10,600	10,149

Bayview Opportunity Master Fund Trust
3.083% due 10/25/2051 •		1,305	1,219

BCAP LLC Trust
2.790% due 01/26/2037 ~		2,555	2,212
3.190% due 02/26/2036 ~		3,625	3,355

Bear Stearns Adjustable Rate Mortgage Trust
2.116% due 12/25/2046 ^•		384	324
2.141% due 12/25/2046 •		1,795	1,577
3.146% due 05/25/2037 ~		2,806	2,637
3.193% due 10/25/2036 ^~		178	162

Bear Stearns ALT-A Trust
3.130% due 11/25/2035 ^~		735	602
3.341% due 08/25/2036 ^~		5,804	4,466
3.404% due 02/25/2034 ~		27	24
3.404% due 08/25/2036 ^•		5,217	4,689
3.528% due 04/25/2035 ~		28	26
3.531% due 09/25/2035 ^~		475	307
3.584% due 01/25/2036 ^•		773	1,015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		$53	$52
5.657% due 10/12/2041 ~		203	190

Bear Stearns Mortgage Funding Trust
3.544% due 09/25/2046 ^•		88	77

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~		2,074	1,610

Beast Mortgage Trust
4.268% due 03/15/2036 ~		3,000	2,867
4.768% due 03/15/2036 ~		5,590	5,258
5.318% due 03/15/2036 ~		32,020	29,957

Beneria Cowen & Pritzer Collateral Funding Corp.
4.414% due 06/15/2038 •		5,000	4,612
5.310% due 06/15/2038 •		12,750	11,595

BHP Trust
4.589% due 08/15/2036 ~		7,700	7,289
5.386% due 08/15/2036 ~		5,880	5,510

BPCRE Holder LLC
4.839% due 02/15/2037 •		9,797	9,760

Braemar Hotels & Resorts Trust
4.068% due 06/15/2035 ~		3,175	3,011

BWAY Mortgage Trust
5.018% due 09/15/2036 ~		6,000	5,799
5.668% due 09/15/2036 ~		7,000	6,761

BX Commercial Mortgage Trust
4.018% due 04/15/2034 •		2,500	2,364
4.468% due 04/15/2034 •		11,733	11,018

BX Trust
4.009% due 10/15/2026 •		1,500	1,398
4.038% due 05/15/2030 •		3,900	3,711
4.648% due 10/15/2026 •		4,000	3,679

BXP Trust
3.379% due 06/13/2039		10,300	9,267

Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~		7,250	6,775
1.847% due 02/25/2031 ~		9,000	8,345

Chase Mortgage Finance Trust
3.725% due 02/25/2037 ~		31	31

ChaseFlex Trust
3.434% due 02/25/2037 ~		4,746	1,436
3.684% due 05/25/2037 •		8,700	8,434
3.764% due 05/25/2037 •		1,153	1,135

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
3.384% due 08/25/2037 ~		2,501	2,192

Chester B1 Issuer PLC
2.961% (SONIA3M IR + 1.300%) due 01/17/2058 ~	GBP	1,000	1,113
3.261% (SONIA3M IR + 1.600%) due 01/17/2058 ~		1,100	1,217

Citigroup Commercial Mortgage Trust
4.618% due 12/15/2036 ~		$3,063	2,946

Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•		19	17
2.500% due 05/25/2051 ~		32,091	25,639
2.785% due 02/20/2036 ~		3,311	2,931
3.000% due 11/27/2051 ~		32,825	27,296
3.466% due 06/27/2037 ~		7,028	5,882
3.950% due 05/25/2035 •		3	3
4.242% due 08/25/2035 ^~		486	454
6.000% due 08/25/2037 ~		1,749	777

Colony Mortgage Capital Ltd.
4.296% due 11/15/2038 •		5,000	4,700

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~		33,132	31,691
4.585% due 03/25/2067 ~		4,800	4,103

Commercial Mortgage Lease-Backed Certificates
8.082% due 06/20/2031 ~		9,526	9,586

Commercial Mortgage Trust
1.502% due 12/10/2045 ~(a)		2,248	0
3.918% due 06/15/2034 ~		6,500	6,334

Connecticut Avenue Securities Trust
4.281% due 03/25/2042 •		8,526	8,432
5.031% due 05/25/2042 •		1,824	1,823
5.084% due 01/25/2040 •		3,722	3,651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.381% due 03/25/2042 •	$3,750	$3,522

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	41	26

Countrywide Alternative Loan Trust
2.504% due 08/25/2035 ~	3,409	3,135
2.516% due 06/25/2036 •(a)	1,487	149
2.604% due 09/25/2035 •	336	313
2.833% due 03/25/2047 ^~	67	55
3.135% due 05/25/2036 ~	1,624	1,451
3.154% due 10/20/2035 ~	1,168	839
3.324% due 06/25/2036 ~	2,060	1,896
3.364% due 04/25/2047 ~	283	251
3.444% due 11/25/2036 ~	2,017	2,230
3.464% due 09/25/2046 ^•	1,912	1,800
3.484% due 06/25/2036 ^~	1,503	719
3.633% due 11/20/2035 •	193	180
3.633% due 12/20/2035 ~	1,479	1,327
3.644% due 08/25/2047 ^•	3,261	2,733
3.784% due 05/25/2036 •	182	82
3.866% due 10/25/2037 ^•(a)	6,159	1,253
5.500% due 07/25/2035	5,245	4,133
6.000% due 07/25/2036 ^	17,272	8,709
6.000% due 08/25/2036	1,417	1,312
6.000% due 08/25/2036 •	1,143	1,059
6.000% due 04/25/2037	4,204	2,173
6.000% due 04/25/2037 ^	2,530	1,460
6.000% due 07/25/2037	12,297	6,770
6.500% due 12/25/2036	8,085	3,951

Countrywide Home Loan Mortgage Pass-Through Trust
2.449% due 01/25/2036 ~	45	40
2.835% due 01/25/2036 ^~	1,223	1,128
2.879% due 02/25/2047 ^~	507	439
3.227% due 03/25/2037 ^~	299	264
3.476% due 11/25/2037 ~	1,064	988
3.744% due 02/25/2035 ~	372	340
4.500% due 05/01/2034	213	182
5.500% due 01/25/2035	200	189
5.750% due 05/25/2037 ^	24	11
5.750% due 07/25/2037 ^	1,360	711
6.000% due 01/25/2038	262	132
6.250% due 09/25/2037 ^	69	45
6.500% due 10/25/2037 ^	10,122	3,733
6.500% due 11/25/2037 ^	4,160	1,699

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 01/25/2036 ~	189	181
4.334% due 01/25/2034 ^~	3,072	2,553
7.500% due 06/25/2035 ^	339	332

Credit Suisse Commercial Mortgage Trust
5.791% due 01/15/2049 ^~(c)	2,500	3,657

Credit Suisse Mortgage Capital Certificates
3.043% due 01/26/2047 ~	2,913	1,677
3.726% due 09/27/2047 ~	320	316
5.642% due 10/26/2036 ~	581	492
6.250% due 05/26/2048	6,221	4,154

Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	1,345	1,048
1.796% due 12/27/2060 ~	26,528	24,801
1.926% due 07/27/2061 ~	30,496	28,058
2.500% due 07/25/2056 ~	2,269	1,813
2.691% due 03/25/2060 ~	8,217	7,945
2.938% due 12/26/2059 ~	1,996	1,947
3.000% due 11/25/2056 ~	7,162	5,943
3.023% due 08/25/2060 ~	2,703	2,600
3.449% due 07/25/2050 ~	2,824	2,836
4.618% due 07/15/2038 ~	4,000	3,769
4.757% due 05/27/2053 ~	2,159	2,122
5.118% due 07/15/2038 •	5,000	4,606
5.718% due 07/15/2038 ~	10,000	9,169

CRSNT Commercial Mortgage Trust
4.020% due 04/15/2036 ~	24,753	23,198
4.370% due 04/15/2036 •	10,913	10,176
4.820% due 04/15/2036 ~	17,000	15,690

DBGS Mortgage Trust
4.318% due 06/15/2033 •	9,000	8,345

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.384% due 03/25/2037 ^~	1,013	977
3.384% due 09/25/2047 ^~	16,230	14,229
3.564% due 01/25/2047 •	1,797	1,606

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DOLP Trust
3.704% due 05/10/2041 ~		$46,540	$33,647

DROP Mortgage Trust
4.520% due 10/15/2043 ~		5,500	5,210
5.070% due 10/15/2043 •		7,200	6,753

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,479

Eurosail PLC
2.996% due 09/13/2045 ~	GBP	1,042	1,078

Extended Stay America Trust
4.198% due 07/15/2038 •		$34,786	33,548
4.518% due 07/15/2038 •		34,985	33,704
5.068% due 07/15/2038 •		39,557	37,978
5.668% due 07/15/2038 •		6,063	5,778

Fannie Mae
0.750% due 06/25/2052 ~(a)		20,918	847
1.500% due 11/25/2035 (a)		25,157	1,397
1.500% due 02/25/2036 (a)		26,522	1,527
2.000% due 10/25/2050 (a)		10,192	1,199
2.500% due 11/25/2050 (a)		46,798	7,088
2.500% due 02/25/2051 (a)		7,148	1,113
2.966% due 07/25/2049 •(a)		4,216	431

First Horizon Alternative Mortgage Securities Trust
2.909% due 07/25/2036 ~		130	108

First Horizon Mortgage Pass-Through Trust
3.041% due 11/25/2035 ~		10	9
3.875% due 08/25/2035 ~		75	53

Freddie Mac
2.500% due 02/25/2051 (a)		30,931	4,382
2.500% due 03/25/2051 (a)		23,080	3,447
2.500% due 07/25/2051 (a)		8,112	1,128
2.500% due 11/25/2051 (a)		5,455	858
3.500% due 03/25/2052 (a)		26,225	4,091
3.931% due 01/25/2034 •		1,954	1,907
4.000% due 11/25/2049 (a)		5,691	1,146
4.081% due 01/25/2051 ~		2,650	2,535
4.381% due 10/25/2033 •		8,412	8,025
4.481% due 05/25/2042 •		11,490	11,394
4.500% due 10/25/2051 (a)		13,507	2,242
5.081% due 10/25/2050 •		1,085	1,085
5.181% due 04/25/2042 ~		10,900	10,314

GCAT LLC
2.981% due 09/25/2025 þ		1,957	1,895

GCAT Trust
2.565% due 05/25/2066		9,952	7,031
3.000% due 07/25/2043 ~		47,217	39,176

GCT Commercial Mortgage Trust
4.068% due 02/15/2038 ~		10,000	9,622
4.518% due 02/15/2038 ~		9,800	9,340

Ginnie Mae
3.500% due 01/20/2052		4,169	3,497
3.500% due 03/20/2052		21,087	19,012

Global Mortgage Securitization Ltd.
3.354% due 04/25/2032 •		996	966

GMAC Mortgage Corp. Loan Trust
3.250% due 05/25/2035 ~		9	8

GPMT Ltd.
4.593% due 07/16/2035 •		15,000	14,706
4.943% due 07/16/2035 •		5,000	4,878
5.393% due 07/16/2035 •		10,000	9,843

Great Hall Mortgages PLC
3.657% due 06/18/2039 ~		276	272

GreenPoint Mortgage Funding Trust
3.544% due 02/25/2037 ~		9,312	8,524

Grifonas Finance PLC
1.264% due 08/28/2039 •	EUR	9,494	8,642

GS Mortgage Securities Corp. Trust
4.068% due 07/15/2025 •		$1,582	1,525
4.268% due 07/15/2025 ~		4,595	4,407
4.268% due 07/15/2031 •		11,605	11,149
4.468% due 12/15/2036 •		4,115	4,014
4.518% due 07/15/2031 •		3,293	3,116
4.518% due 08/15/2032 •		4,335	4,168
4.579% due 10/10/2032		26,200	26,009
4.618% due 07/15/2025 •		5,672	5,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Trust
0.579% due 08/10/2043 ~(a)	$7,672	$76
3.932% due 10/10/2035 ~	11,300	9,834

GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~	17,128	13,428
3.207% due 07/25/2061 ~	5,664	4,358
4.211% due 07/25/2061 ~	2,039	1,557

GS Mortgage-Backed Securities Trust
0.500% due 01/25/2053 ~(a)	40,800	1,110
2.500% due 12/25/2051 ~	3,325	2,656
2.500% due 02/25/2052 ~	10,997	8,786
2.500% due 07/25/2052 ~	23,003	18,379
2.500% due 08/25/2052 ~	47,709	38,117
3.000% due 08/26/2052 ~	84,787	69,976
3.000% due 09/25/2052 ~	96,878	80,379
3.625% due 01/25/2059 ~	18,306	17,096

GSMPS Mortgage Loan Trust
3.406% due 03/25/2035 ~	3,480	3,427
3.434% due 01/25/2036 •	569	476
3.484% due 04/25/2036 •	5,600	4,664
3.538% due 01/25/2036 ~	2,750	2,546

GSMSC Resecuritization Trust
3.226% due 06/26/2037 ~	4,316	3,890

GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^	706	272

HarborView Mortgage Loan Trust
3.004% due 09/19/2035 •	3,628	3,184
3.104% due 10/19/2035 •	18,846	11,186
3.137% due 04/19/2034 ~	75	69
3.183% due 01/19/2038 ~	14,316	12,710
3.198% due 12/19/2036 ~	4,236	3,593
3.413% due 11/19/2036 ~	4,321	3,673
3.613% due 08/19/2045 •	29	27

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~	2,186	2,082

Hilton Orlando Trust
4.268% due 12/15/2034 •	5,000	4,771
4.668% due 12/15/2034 •	22,027	20,915

Homestar Mortgage Acceptance Corp.
3.879% due 03/25/2034 ~	2,668	2,620

HPLY Trust
4.418% due 11/15/2036 •	3,319	3,175
4.818% due 11/15/2036 •	18,352	17,421
5.168% due 11/15/2036 •	1,790	1,695

HSI Asset Loan Obligation Trust
3.454% due 12/25/2036 •	763	162
3.546% due 12/25/2036 •(a)	747	86

HSI Asset Securitization Corp. Trust
3.894% due 07/25/2035 ~	2,422	2,498

Hundred Acre Wood Trust
3.083% due 10/25/2051 ~	7,988	7,486

Impac Secured Assets Trust
3.644% due 08/25/2036 •	1,733	1,634
3.784% due 05/25/2036 •	9	8

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	2,000	1,853

Independence Plaza Trust
3.911% due 07/10/2035	7,800	7,309

IndyMac IMSC Mortgage Loan Trust
3.144% due 06/25/2037 ^~	11,158	7,961

IndyMac INDX Mortgage Loan Trust
2.998% due 08/25/2035 ~	37	33
3.113% due 09/25/2036 ^~	140	116
3.124% due 09/25/2036 ^~	2,151	1,808
3.444% due 02/25/2037 ^•	2,035	1,844
3.484% due 10/25/2036 •	6	6
3.864% due 12/25/2034 •	297	233

Jefferies Resecuritization Trust
7.166% due 06/25/2047 ~	556	465

JP Morgan Alternative Loan Trust
3.404% due 11/25/2036 ^•	1,520	1,359
3.644% due 04/25/2047 •	995	950
6.000% due 12/27/2036	2,761	1,517

JP Morgan Chase Commercial Mortgage Securities Trust
4.268% due 02/15/2035 ~	1,241	1,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.568% due 03/15/2036 •	$1,900	$1,846
4.928% due 05/15/2034 ~	5,000	4,905
5.118% due 03/15/2036 •	29,900	28,777
5.337% due 05/15/2047	19,898	18,018
5.918% due 03/15/2036 ~	4,000	3,822

JP Morgan Mortgage Trust
0.493% due 02/25/2052 ~(a)	54,649	1,425
0.500% due 12/25/2051 ~(a)	51,706	1,400
0.500% due 05/25/2052 ~(a)	88,848	2,575
2.500% due 02/25/2052 ~	6,885	5,501
2.500% due 04/25/2052 ~(a)	8,938	1,365
2.880% due 06/25/2036 ~	3,550	2,599
3.000% due 01/25/2052 ~	122,011	101,232
3.000% due 03/25/2052 ~	38,348	31,817
3.000% due 04/25/2052 ~	114,396	94,914
3.000% due 05/25/2052 ~	121,295	100,638
3.185% due 04/25/2035 ~	14	13
3.186% due 11/25/2035 ~	2,667	2,391
3.231% due 05/25/2052 ~	24,563	23,021
3.258% due 01/25/2037 ~	2,146	1,889
3.500% due 09/25/2052 ~	12,646	11,128
3.940% due 07/25/2035 ~	2	2
7.000% due 08/25/2037 ^	1,004	576

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,416	2,239
6.000% due 09/26/2036 ~	3,977	2,907

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	17,515	11,592

La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «~	3,963	3,897
3.358% due 01/15/2046 «	5,609	5,402
3.508% due 11/24/2042 «~	10,636	10,374
4.250% due 09/29/2046 «	30,002	29,928

LB-UBS Commercial Mortgage Trust
5.111% due 07/15/2040 ~	2,422	2,328

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	6,664	6,123
1.750% due 07/25/2061 þ	8,832	8,087
1.892% due 10/25/2066 þ	5,897	5,463
1.991% due 09/25/2060 ~	1,991	1,943
2.250% due 07/25/2067 þ	7,466	6,876
2.734% due 01/25/2060 þ	876	855
3.250% due 11/25/2059 þ	201	201
4.243% due 01/28/2070 •	8,556	8,546

Lehman Mortgage Trust
3.404% due 08/25/2036 ^•	102	75
3.466% due 11/25/2036 •(a)	16,655	2,390
3.534% due 11/25/2036 •	25,743	6,337
5.750% due 02/25/2037 ^	3,949	2,938

Lehman XS Trust
3.324% due 08/25/2036 ^~	106	110
3.444% due 12/25/2036 ~	1,990	1,911
3.544% due 04/25/2046 ^~	1,632	1,915
3.984% due 08/25/2047 ^~	2,164	1,919

LoanCore Issuer Ltd.
3.650% due 07/15/2035 •	8,900	8,392

Luminent Mortgage Trust
3.544% due 05/25/2037 ^~	28	25

LUXE Commercial Mortgage Trust
4.568% due 10/15/2038 •	13,069	12,383
5.068% due 10/15/2038 •	47,401	44,287
5.568% due 10/15/2038 •	16,074	14,983

MASTR Asset Securitization Trust
6.250% due 01/25/2038	497	288

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	901	598
7.000% due 07/25/2035	2,374	1,723

Merrill Lynch Mortgage Investors Trust
3.141% due 02/25/2036 ^~	420	297

MF1 Multifamily Housing Mortgage Loan Trust
4.160% due 07/15/2036 ~	20,000	19,513

MFA Trust
2.306% due 04/25/2065 ~	8,966	8,140

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,210	1,162
2.750% due 08/25/2059 ~	7,011	6,725

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	125

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Bank of America Merrill Lynch Trust
1.078% due 12/15/2048 ~(a)		$4,329	$4

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		18,600	14,510
4.068% due 11/15/2034 •		2,500	2,420
4.218% due 11/15/2034 •		4,000	3,824
4.616% due 12/15/2023 ~		8,896	8,573
5.195% due 12/15/2023 •		24,544	23,646
5.208% due 10/12/2052 ~		57	57
5.485% due 11/14/2042 ~		1,552	1,526
5.574% due 11/12/2049 ~		2,061	1,582
5.894% due 12/15/2023 •		42,522	40,235

Morgan Stanley Mortgage Loan Trust
3.328% due 12/25/2035 ~		4,014	3,721
3.587% due 09/25/2035 ^~		52	38
3.984% due 02/25/2036 ^•		195	185
5.500% due 10/25/2037 ^		438	391
5.701% due 02/25/2047 þ		2,245	921

Morgan Stanley Re-REMIC Trust
2.624% due 02/26/2037 •		9,791	9,006

Mortgage Equity Conversion Asset Trust
4.570% due 01/25/2042 •		18,379	17,755
4.580% due 05/25/2042 ~		10,091	9,911
4.620% due 02/25/2042 •		3,865	3,624

MortgageIT Mortgage Loan Trust
3.544% due 06/25/2047 •		2,363	2,186

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039		10,180	8,827

New Residential Mortgage Loan Trust
2.201% due 10/25/2058 ~		10,000	9,215
2.750% due 07/25/2059 ~		26,596	25,027
2.750% due 11/25/2059 ~		216	197
3.008% due 10/25/2058 ~		5,500	5,100
3.500% due 10/25/2059 ~		2,626	2,457
3.963% due 10/25/2058 ~		2,500	2,320

New York Mortgage Trust
3.414% due 08/25/2035 •		616	573

OBX Trust
3.000% due 01/25/2052 ~		5,517	4,578

One Bryant Park Trust
2.516% due 09/15/2054		50,000	41,183

Preferred Residential Securities PLC
3.237% due 12/15/2043 •	GBP	2,635	2,635

PRET LLC
1.992% due 02/25/2061 þ		$12,315	11,554
2.487% due 10/25/2051 ~		3,819	3,563

RBSGC Mortgage Loan Trust
3.384% due 01/25/2037 •		20,244	5,466

RBSSP Resecuritization Trust
0.000% due 06/26/2037 ~		166	144
2.772% due 12/25/2035 ~		2,467	2,334

Ready Capital Mortgage Financing LLC
4.384% due 04/25/2038 •		5,000	4,830
4.834% due 04/25/2038 ~		10,000	9,664
5.334% due 04/25/2038 ~		5,000	4,801

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	9,914	7,105
3.650% due 08/12/2053		8,300	5,734

Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~		$4,105	3,684
2.464% due 09/25/2045 •		2,014	1,800
3.364% due 01/25/2037 ~		1,090	1,114
3.384% due 08/25/2035 •		122	94
3.434% due 08/25/2035 ^•		656	553
3.464% due 05/25/2037 •		3,607	3,210
3.484% due 06/25/2037 •		2,840	2,182
3.484% due 10/25/2046 ~		870	837
3.516% due 06/25/2037 ~(a)		2,840	293
3.884% due 10/25/2045 •		97	85
4.263% due 05/25/2035 ^~		57	34
8.000% due 04/25/2036 ^~		145	126

Residential Asset Securitization Trust
6.250% due 08/25/2036		464	322

Residential Funding Mortgage Securities, Inc. Trust
3.864% due 04/25/2037 ~		181	158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RESIMAC Bastille Trust
3.483% due 12/05/2059 •		$102	$102

RiverView HECM Trust
3.354% due 05/25/2047 ~		4,341	4,005

Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(f)		7,369	7,218
4.250% due 11/25/2059 ~		1,100	943

Sequoia Mortgage Trust
3.219% due 07/20/2037 ~		62	48

SFO Commercial Mortgage Trust
4.318% due 05/15/2038 •		8,750	8,208
4.618% due 05/15/2038 ~		15,140	14,169
5.218% due 05/15/2038 ~		5,500	5,137

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,606
3.386% due 11/25/2066 ~		9,324	6,443

Starwood Mortgage Trust
4.518% due 04/15/2034 •		5,000	4,825
5.068% due 04/15/2034 •		9,200	8,808

Stratton Mortgage Funding PLC
3.188% due 07/20/2060 •	GBP	24,700	27,313
3.688% due 07/20/2060 •		6,500	7,159
4.188% due 07/20/2060 •		7,600	8,363
4.688% due 07/20/2060 •		10,900	11,961

Structured Adjustable Rate Mortgage Loan Trust
3.164% due 05/25/2035 ~		$1,017	817
3.384% due 02/25/2037 •		2,540	2,443
3.444% due 10/25/2035 •		4,663	4,174
3.588% due 08/25/2035 ~		275	245
4.059% due 08/25/2035 ~		5,966	5,442
5.384% due 12/25/2037 ^•		2,571	2,244

Structured Asset Mortgage Investments Trust
3.444% due 07/25/2046 •		51	43
3.464% due 07/25/2046 ^~		3,440	2,628
3.524% due 05/25/2036 •		371	310

Structured Asset Securities Corp.
1.686% due 11/25/2035 ~(a)		6,287	58
3.230% due 01/25/2036 ~		1,465	1,342
3.334% due 07/25/2035 ~		682	630
3.344% due 11/25/2035 ~		6,287	5,930

Structured Asset Securities Corp. Mortgage Loan Trust
3.374% due 10/25/2036 •		203	178

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.809% due 09/25/2033 ~		42	41

Tharaldson Hotel Portfolio Trust
4.043% due 11/11/2034 ~		8,652	8,215
4.293% due 11/11/2034 •		2,997	2,830

Thornburg Mortgage Securities Trust
3.984% due 03/25/2044 •		11	10
6.100% due 03/25/2037 ^•		4,225	3,645

Towd Point Mortgage Funding
2.905% due 02/20/2045 •	GBP	307	341
3.186% (SONIO/N + 1.200%) due 02/20/2054 ~		727	804

UBS-Barclays Commercial Mortgage Trust
0.180% due 08/10/2049 ~(a)		$22,300	0

UWM Mortgage Trust
3.231% due 12/25/2051 •		16,061	15,053
3.281% due 09/25/2051 ~		8,660	8,141

VASA Trust
4.068% due 07/15/2039 •		14,850	14,086
4.568% due 07/15/2039 •		16,314	15,391
4.918% due 07/15/2039 ~		11,635	10,851

Verus Securitization Trust
4.739% due 04/25/2067 ~		3,550	3,011

VMC Finance LLC
4.443% due 06/16/2036 ~		6,000	5,797
4.793% due 06/16/2036 ~		7,000	6,692
5.243% due 06/16/2036 ~		3,000	2,798

WaMu Commercial Mortgage Securities Trust
1.910% due 11/23/2043 ~		1,348	1,329
2.907% due 12/27/2049 ~		7,369	7,353

WaMu Mortgage Pass-Through Certificates Trust
1.874% due 04/25/2047 ^~		657	559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.914% due 07/25/2047 ~		$501	$413
2.354% due 01/25/2047 ~		4,599	4,104
2.811% due 01/25/2035 ~		3,478	3,284
2.814% due 12/25/2035 ^~		407	342
3.077% due 12/25/2036 ^~		786	697
3.287% due 03/25/2037 ^~		4,097	3,835
3.389% due 07/25/2037 ^~		65	61
3.824% due 11/25/2034 •		571	524
3.853% due 07/25/2037 ^~		34	32
3.864% due 10/25/2044 •		1,949	1,798

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,715
3.101% (SONIO/N + 0.950%) due 12/21/2049 ~		13,381	14,925
3.801% due 12/21/2049 •		2,387	2,660
4.301% due 12/21/2049 •		1,193	1,329
4.801% (SONIO/N + 2.650%) due 12/21/2049 ~		682	759
5.301% (SONIO/N + 3.150%) due 12/21/2049 ~		682	759

Washington Mutual Mortgage Pass-Through Certificates Trust
1.804% due 01/25/2047 •		$1,448	1,181
3.584% due 02/25/2036 •		212	177
4.050% due 09/25/2036 ^þ		5,349	1,609
5.750% due 11/25/2035 ^		707	651
6.500% due 03/25/2036 ^		6,669	4,639

Wells Fargo Alternative Loan Trust
3.624% due 03/25/2037 ^~		356	314

Wells Fargo Commercial Mortgage Trust
3.623% due 12/13/2031 •		11,140	10,989
3.873% due 12/13/2031 ~		9,273	9,106
4.558% due 02/15/2037 •		3,600	3,475
4.618% due 12/13/2031 •		220	212

Wells Fargo Mortgage-Backed Securities Trust
3.584% due 06/25/2037 ^•		30	25
3.584% due 06/25/2037 ^~		12	10
3.648% due 11/25/2037 ^~		3,561	3,306

Total Non-Agency Mortgage-Backed Securities (Cost $3,298,162)			2,956,471

ASSET-BACKED SECURITIES 30.4%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		4,970	4,651

ACAS CLO Ltd.
3.630% due 10/18/2028 •		35,844	35,236

Accredited Mortgage Loan Trust
3.344% due 09/25/2036 •		4,545	4,450
3.484% due 12/25/2035 •		589	588
3.804% due 09/25/2035 ~		1,666	1,646

Accunia European CLO DAC
0.950% due 07/15/2030 ~	EUR	1,873	1,802

ACE Securities Corp. Home Equity Loan Trust
3.204% due 02/25/2037 •		$3,502	1,593
3.344% due 10/25/2036 ~		5,639	2,101
3.384% due 12/25/2036 •		3,870	2,199
3.524% due 01/25/2037 •		5,023	1,332
3.684% due 02/25/2036 •		568	561
3.699% due 12/25/2035 ~		10,699	10,367
4.059% due 11/25/2033 ~		2,470	2,403
4.254% due 02/25/2035 •		10,117	9,762

Aegis Asset-Backed Securities Trust
3.784% due 03/25/2035 •		4,531	4,348
4.029% due 06/25/2035 •		4,000	2,974

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.914% due 12/25/2034 •		1,609	1,493

American Money Management Corp. CLO Ltd.
3.862% due 11/10/2030 •		25,400	25,043

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.999% due 01/25/2035 ~		3,546	3,446
4.104% due 01/25/2036 ~		5,000	4,513
4.113% due 06/25/2034 •		499	452

Apex Credit CLO Ltd.
5.127% due 09/20/2029 •		11,875	11,350

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
4.168% due 11/15/2036 ~		$3,700	$3,618

Argent Securities Trust
3.384% due 07/25/2036 ~		13,866	12,124
3.464% due 03/25/2036 ~		2,645	2,388

Asset-Backed Funding Certificates Trust
4.334% due 06/25/2034 ~		1,056	1,023

Asset-Backed Securities Corp. Home Equity Loan Trust
3.164% due 05/25/2037 •		340	245
3.304% due 12/25/2036 •		9,200	8,281
3.584% due 03/25/2036 •		1,546	1,328
4.044% due 11/25/2033 ~		2,575	2,464

Ayresome CDO Ltd.
3.498% due 12/08/2045 •		2,269	1,633

Bayview Financial Asset Trust
3.534% due 03/25/2037 •		4,192	4,115

Bear Stearns Asset-Backed Securities Trust
3.234% due 11/25/2036 •		1,610	1,540
3.564% due 07/25/2036 •		3,468	3,434
3.939% due 07/25/2034 •		3,706	3,504
4.164% due 12/25/2035 •		5,091	4,207
4.284% due 06/25/2036 •		5,925	5,819
5.384% due 09/25/2033 ~		123	66
6.000% due 03/25/2036		5,688	3,562
6.500% due 09/25/2046		16,212	4,973

Benefit Street Partners CLO Ltd.
4.012% due 10/15/2030 ~		17,500	16,755

Birch Grove CLO Ltd.
4.423% due 06/15/2031 •		32,620	32,030

Black Diamond CLO DAC
0.907% due 01/20/2032 ~	EUR	2,713	2,607
1.810% due 10/03/2029 •		26	25

Blackrock European CLO DAC
0.620% due 10/15/2031 ~		6,900	6,500

BlueMountain Fuji EUR CLO III DAC
0.720% due 01/15/2031 •		5,700	5,438
1.050% due 01/15/2031		500	461

BNC Mortgage Loan Trust
3.304% due 03/25/2037 ~		$29,581	22,362
3.374% due 05/25/2037 •		10,000	7,971

BNPP AM Euro CLO DAC
0.650% due 10/15/2031 ~	EUR	247	236

Cairn CLO DAC
0.780% due 10/15/2031 •		5,000	4,724

Carlyle Euro CLO DAC
0.700% due 01/15/2031 ~		6,700	6,394

Carrington Mortgage Loan Trust
3.304% due 10/25/2036 •		$11,809	9,483

Centex Home Equity Loan Trust
4.044% due 03/25/2035 ~		1,653	1,537

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •		4,200	3,927

Citicorp Residential Mortgage Trust
4.757% due 06/25/2037 þ		8,951	6,499

Citigroup Mortgage Loan Trust
3.234% due 12/25/2036 ~		3,080	1,256
3.264% due 01/25/2037 ~		2,632	2,026
3.344% due 08/25/2036 •		2,734	2,708
3.344% due 07/25/2045 •		5,802	4,342
3.384% due 10/25/2036 ~		6,265	4,132
3.404% due 09/25/2036 •		394	296
3.759% due 10/25/2035 ^•		2,669	2,609

College Avenue Student Loans LLC
4.130% due 12/26/2047		2,133	1,983
4.284% due 12/26/2047 ~		1,553	1,527
4.734% due 11/26/2046 •		3,144	3,102

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	20,124

Commonbond Student Loan Trust
1.980% due 08/25/2050		$6,535	5,820

Conseco Finance Corp.
6.280% due 09/01/2030		1,151	1,154

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~		19,650	4,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
3.784% due 07/25/2034 ~		$7,392	$6,980
4.029% due 02/25/2036 •		2,735	2,661
4.104% due 10/25/2032 •		3,449	3,283

Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2037 ~		5,616	5,128
3.224% due 07/25/2037 ^•		720	706
3.224% due 06/25/2047 ^•		19,804	17,880
3.224% due 06/25/2047 •		1,923	1,785
3.284% due 09/25/2047 ^•		720	675
3.304% due 09/25/2037 ^•		367	375
3.304% due 09/25/2047 ^•		1,329	1,276
3.334% due 02/25/2036 •		1,236	1,194
3.344% due 12/25/2036 ^~		941	861
3.344% due 09/25/2046 ~		3,100	2,959
3.519% due 01/25/2037 ~		16,600	14,955
3.564% due 04/25/2036 ^~		231	196
3.564% due 03/25/2037 ~		19,362	18,056
3.564% due 10/25/2046 •		9,736	9,292
3.584% due 04/25/2046 ^•		2,323	2,202
3.639% due 07/25/2036 •		14,425	12,806
3.824% due 08/25/2047 ~		1,179	1,130
3.884% due 08/25/2047 •		37	37
3.984% due 10/25/2034 •		437	424
3.984% due 05/25/2036 •		1,578	1,544
4.029% due 11/25/2034 •		1,573	1,514
4.164% due 01/25/2036 ~		10,341	10,239

CPS Auto Receivables Trust
5.000% due 03/17/2025		1,000	998

Credit Suisse Mortgage Capital Trust
4.484% due 11/25/2035 •		3,054	3,048

Credit-Based Asset Servicing & Securitization CBO Ltd.
3.192% due 02/16/2041 •		248,640	6,144
3.633% due 12/15/2034 •		15,677	1,259

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		107	74
2.780% due 05/25/2036 •		4,316	2,963
3.384% due 05/25/2036 ~		2,693	1,849

Credit-Based Asset Servicing & Securitization Trust
3.204% due 11/25/2036 •		2,045	1,000

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 ^þ		61	12

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	7,500	7,096
0.692% due 07/21/2030 ~		666	638

CWHEQ Revolving Home Equity Loan Trust
2.998% due 05/15/2036 ~		$1,758	1,700

Dryden Euro CLO DAC
0.660% due 04/15/2033 ~	EUR	6,500	6,158
1.650% due 04/15/2033		5,600	4,713

DT Auto Owner Trust
3.850% due 08/17/2026		$2,470	2,427

ECMC Group Student Loan Trust
4.084% due 07/25/2069 •		6,168	6,096

Ellington Loan Acquisition Trust
4.134% due 05/25/2037 •		1,991	1,932
4.184% due 05/25/2037 •		4,666	4,512
4.584% due 05/25/2037 •		6,450	6,288

EMC Mortgage Loan Trust
4.184% due 08/25/2040 ~		487	463

Encore Credit Receivables Trust
4.119% due 10/25/2035 •		3,552	3,287

Equifirst Loan Securitization Trust
3.274% due 04/25/2037 ~		9,771	9,128

Euro-Galaxy CLO DAC
0.765% due 04/24/2034 •	EUR	4,300	4,069
1.545% due 04/24/2034 ~		2,200	2,034
1.600% due 04/24/2034		2,800	2,357

Exeter Automobile Receivables Trust
4.680% due 05/15/2026		$8,180	8,101

First Franklin Mortgage Loan Trust
3.194% due 12/25/2037 •		1,465	1,376
3.244% due 11/25/2036 •		1,616	1,595
3.404% due 04/25/2036 •		3,102	3,010
3.654% due 02/25/2036 •		5,500	5,006
3.834% due 12/25/2035 •		10,047	9,568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.734% due 01/25/2035 ~		$5,671	$5,233

Flagship Credit Auto Trust
5.100% due 05/15/2025		7,181	7,181
5.280% due 12/15/2025		5,500	5,377
5.510% due 11/17/2025		9,350	9,312

Foursight Capital Automobile Receivables Trust
4.620% due 06/15/2027		2,500	2,441

Fremont Home Loan Trust
3.224% due 01/25/2037 •		11,668	6,549
3.244% due 08/25/2036 •		22,039	7,967
3.404% due 05/25/2036 ~		16,332	9,930
4.014% due 04/25/2035 •		7,789	7,426

Galaxy CLO Ltd.
3.482% due 10/15/2030 •		15,100	14,852

Gallatin CLO Ltd.
3.782% due 01/21/2028 ~		1,410	1,404

GE-WMC Mortgage Securities Trust
3.384% due 08/25/2036 ~		13,409	6,330

Goodgreen Trust
3.930% due 10/15/2053 ~		6,185	5,653

Greystone Commercial Real Estate Notes Ltd.
3.998% due 09/15/2037 •		13,600	13,447

GSAA Home Equity Trust
3.544% due 04/25/2047 •		6,204	3,292
3.684% due 05/25/2047 •		320	223
4.959% due 02/25/2035 ~		900	885
6.000% due 10/25/2037 ^		274	237

GSAMP Trust
3.204% due 12/25/2036 •		810	423
3.224% due 12/25/2036 •		5,727	3,197
3.384% due 08/25/2036 •		11,281	9,401
3.969% due 07/25/2045 •		4,400	4,159

Harley Marine Financing LLC
6.682% due 05/15/2043 «þ		12,794	11,052

Harvest CLO DAC
0.727% due 10/20/2031 •	EUR	7,500	7,118

Harvest SBA Loan Trust
4.694% due 08/25/2044 ~		$4,375	4,377

Hildene TruPS Securitization Ltd.
3.788% due 10/10/2038 ~		17,296	17,209

Home Equity Asset Trust
3.789% due 01/25/2036 ~		15,737	14,983
4.059% due 12/25/2034 •		962	947

Home Equity Mortgage Loan Asset-Backed Trust
3.324% due 04/25/2037 •		4,764	3,299
3.564% due 08/25/2036 ~		7,500	6,680

HSI Asset Securitization Corp. Trust
3.234% due 12/25/2036 •		4,797	4,397
3.274% due 01/25/2037 ~		2,462	1,825
3.284% due 07/25/2036 •		7,128	3,424
3.864% due 11/25/2035 •		887	848

IndyMac INDB Mortgage Loan Trust
3.224% due 07/25/2036 ~		11,317	3,655

Invitation Homes Trust
4.093% due 01/17/2038 •		48,465	48,080

JP Morgan Mortgage Acquisition Corp.
3.594% due 02/25/2036 ^~		4,806	4,707

JP Morgan Mortgage Acquisition Trust
3.294% due 10/25/2036 •		1,168	1,149
4.084% due 11/25/2036 ~		4,000	3,965

Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	1,900	1,818
0.610% due 04/15/2030 ~		5,300	5,078
0.650% due 04/15/2031 ~		4,600	4,380
1.650% due 04/15/2031		1,700	1,428

KKR CLO Ltd.
3.912% due 04/15/2031 •		$11,700	11,115
4.340% due 07/18/2030 ~		19,500	18,921

Laurelin DAC
1.800% due 10/20/2031	EUR	10,500	8,847

LCCM Trust
4.268% due 11/15/2038 •		$26,200	25,042

Lehman XS Trust
3.324% due 02/25/2037 •		6,022	5,845
3.404% due 02/25/2037 •		2,236	2,169

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	127

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		$6,887	$6,752

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		7,212	7,108

Long Beach Mortgage Loan Trust
3.374% due 07/25/2036 •		9,845	7,131
3.384% due 05/25/2036 •		1,359	812
3.404% due 09/25/2036 •		21,293	6,707
3.404% due 10/25/2036 ~		19,418	6,773
3.614% due 06/25/2034 •		49	47
3.789% due 11/25/2035 ~		8,231	7,559
4.359% due 02/25/2035 •		534	524

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	905	875

MAPS Ltd.
4.212% due 05/15/2043		$5,434	4,849

Marathon CLO Ltd.
3.662% due 04/15/2029 ~		8,370	8,321

MASTR Asset-Backed Securities Trust
3.254% due 10/25/2036 ~		95	95
3.314% due 01/25/2037 •		10,762	3,569
3.324% due 10/25/2036 •		8,703	7,859
3.384% due 06/25/2036 •		10,005	4,159
3.404% due 10/25/2036 ~		2,247	1,234
3.444% due 02/25/2036 ~		5,145	2,202
3.664% due 12/25/2035 •		433	430
3.834% due 10/25/2035 ^•		4,949	4,606

Merrill Lynch Mortgage Investors Trust
3.229% due 08/25/2037 •		7,886	7,188
3.304% due 08/25/2037 •		470	256
3.364% due 04/25/2047 •		4,558	2,096
3.384% due 08/25/2037 •		25,386	13,856
3.464% due 04/25/2047 •		4,928	2,266
3.604% due 06/25/2035 ~		74	74
3.804% due 06/25/2035 •		306	301

MF1 Ltd.
4.743% due 10/16/2036 •		10,000	9,502

MFA Trust
2.363% due 03/25/2060 þ		4,923	4,721

Morgan Stanley ABS Capital, Inc. Trust
3.144% due 05/25/2037 ~		4,231	3,257
3.184% due 10/25/2036 •		6,950	3,446
3.294% due 01/25/2037 ~		4,097	2,060
3.544% due 09/25/2036 •		5,242	2,402
3.879% due 01/25/2035 •		8,976	8,465
3.969% due 11/25/2034 •		1,953	1,795
4.014% due 07/25/2034 ~		87	83
4.134% due 04/25/2035 •		200	189
4.984% due 02/25/2047 •		2,760	2,493

Morgan Stanley IXIS Real Estate Capital Trust
3.154% due 11/25/2036 •		9,823	3,636
3.234% due 11/25/2036 ~		12,795	4,736
3.384% due 07/25/2036 •		16,939	7,436

Morgan Stanley Mortgage Loan Trust
3.564% due 04/25/2037 ~		1,514	506
6.226% due 10/25/2036 ^þ		2,438	774

Mountain View CLO LLC
3.830% due 10/16/2029 ~		12,669	12,384

Mountain View CLO Ltd.
3.275% due 10/13/2027 ~		2,167	2,161

Nassau Ltd.
3.662% due 10/15/2029 •		15,697	15,567

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		8,287	7,494

Navient Student Loan Trust
3.884% due 07/26/2066 ~		12,236	12,098

New Century Home Equity Loan Trust
4.029% due 06/25/2035 ~		1,332	1,300

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.699% due 02/25/2036 •		153	153

NovaStar Mortgage Funding Trust
5.184% due 12/25/2034 •		120	111

Option One Mortgage Loan Trust
3.214% due 07/25/2037 ~		2,424	1,581
3.264% due 04/25/2037 •		176	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.819% due 05/25/2035 •		$3,000	$2,752

Option One Mortgage Loan Trust Asset- Backed Certificates
3.774% due 11/25/2035 •		8,950	8,653

Oxford Finance Funding LLC
3.602% due 02/15/2030		15,000	13,774

OZLM Ltd.
4.410% due 10/20/2031 •		4,885	4,681
4.410% due 07/20/2032 •		9,750	9,198

Palisades CDO Ltd.
3.409% due 07/22/2039 ~		2,438	2,431

Park Place Securities, Inc. Asset-Backed Pass- Through Certificates
4.209% due 10/25/2034 •		17,753	17,469
4.959% due 09/25/2034 •		256	251
5.184% due 09/25/2034 ~		9,136	7,636

People’s Choice Home Loan Securities Trust
3.969% due 06/25/2034 •		3,933	3,730

Popular ABS Mortgage Pass-Through Trust
3.414% due 07/25/2036 •		5,984	5,638

PRET LLC
1.744% due 07/25/2051 þ		10,214	9,403
1.868% due 07/25/2051 þ		11,386	10,186
2.487% due 07/25/2051 þ		20,595	19,257
5.240% due 04/25/2052 þ		35,357	34,142
5.927% due 06/25/2052 þ		45,993	45,160

RAAC Trust
3.684% due 06/25/2044 •		28	23
3.784% due 03/25/2034 ~		62	60
4.584% due 09/25/2047 •		4,773	4,636

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,084	3,522
5.608% due 05/25/2036 þ		6,749	3,575
5.746% due 05/25/2036 þ		2,146	1,163
6.011% due 05/25/2036 þ		3,108	1,759
6.166% due 05/25/2036 þ		3,392	1,967

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		28,997	25,420
4.320% due 09/25/2030		11,179	10,860

Residential Asset Mortgage Products Trust
3.764% due 12/25/2035 ~		7,602	6,872
4.334% due 10/25/2034 ~		9,875	8,586

Residential Asset Securities Corp. Trust
3.544% due 06/25/2036 •		9,720	9,235
4.089% due 05/25/2035 •		3,794	3,661
4.119% due 08/25/2035 •		11,600	10,853

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		13,931	10,288

Saranac CLO Ltd.
5.202% due 06/22/2030 •		9,634	9,554

Saxon Asset Securities Trust
1.755% due 11/25/2035 ~		5,156	4,998
3.394% due 09/25/2037 •		1,464	1,400

Sculptor CLO Ltd.
3.782% due 01/15/2031 ~		16,200	15,884

Securitized Asset-Backed Receivables LLC Trust
3.204% due 09/25/2036 •		2,790	2,005
3.264% due 07/25/2036 •		3,233	1,268
3.404% due 09/25/2036 •		24,374	17,513
3.564% due 09/25/2036 ~		4,458	3,203
3.699% due 01/25/2035 •		9,725	9,072

SLM Student Loan Trust
0.695% due 07/25/2039 •	EUR	697	658
1.550% due 12/15/2033 •		953	897
3.383% due 10/25/2029 ~		$908	901
3.383% due 10/25/2029 •		1,188	1,178

SMB Private Education Loan Trust
4.550% due 02/16/2055		27,320	25,257
4.950% due 02/16/2055		11,680	10,753

SoFi Professional Loan Program LLC
2.630% due 07/25/2040		531	522
2.650% due 09/25/2040		275	266

Sound Point CLO Ltd.
3.763% due 07/25/2030 •		10,000	9,822
4.510% due 07/20/2032 ~		9,250	8,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
3.194% due 01/25/2037 •	$2,671	$2,001
3.254% due 07/25/2037 •	288	247
3.644% due 05/25/2036 •	15,485	15,101
4.074% due 06/25/2035 •	4,140	4,034

Specialty Underwriting & Residential Finance Trust
3.384% due 09/25/2037 ~	1,019	733
3.434% due 03/25/2037 •	306	194

Start Ltd.
4.089% due 03/15/2044	3,591	3,187

Starwood Commercial Mortgage Trust
4.116% due 07/15/2038 ~	17,444	17,365
4.739% due 04/18/2038 ~	5,000	4,799
5.039% due 04/18/2038 •	7,825	7,485

Store Master Funding LLC
4.290% due 10/20/2048	4,134	3,910

Structured Asset Investment Loan Trust
3.257% due 07/25/2036 •	1,511	986
3.684% due 04/25/2036 •	37,292	20,820
3.884% due 04/25/2034 •	3,600	3,437

Structured Asset Securities Corp. Mortgage Loan Trust
3.219% due 07/25/2036 •	250	246
3.219% due 02/25/2037 •	13,626	12,944
3.404% due 12/25/2036 •	22,752	21,050
3.504% due 02/25/2037 •	6,364	6,204

Symphony CLO Ltd.
3.433% due 07/14/2026 •	1,643	1,637

Taberna Preferred Funding Ltd.
3.172% due 05/05/2038 ~	2,208	2,097
3.192% due 12/05/2036 •	30,161	26,542
3.262% due 11/05/2035 •	1,871	1,717

TCI-Symphony CLO Ltd.
4.005% due 10/13/2032 •	18,530	17,346

Terwin Mortgage Trust
3.584% due 05/25/2038 •	5,536	2,914

THL Credit Wind River CLO Ltd.
4.162% due 04/15/2031 ~	13,250	12,631

Thunderbolt Aircraft Lease Ltd.
4.147% due 09/15/2038 þ	16,921	13,319

Toro ABS CDO Ltd.
3.113% due 02/07/2042 ~	262,710	6,003

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~	2,841	2,663
3.000% due 11/25/2058 ~	1,247	1,223
4.084% due 05/25/2058 ~	780	767
4.084% due 10/25/2059 ~	5,821	5,741

Tralee CLO Ltd.
4.633% due 10/25/2032 ~	3,425	3,229

Tropic CDO Ltd.
2.832% due 07/15/2036 •	9,358	8,879
3.262% due 04/15/2034 •	82	82

U.S. Capital Funding Ltd.
2.708% due 10/10/2040 •	685	634

Upstart Pass-Through Trust Series
4.300% due 05/20/2030	3,375	3,254

Upstart Securitization Trust
4.480% due 03/20/2032	15,000	13,823

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	4,397	4,232

Venture CLO Ltd.
3.392% due 04/15/2027 ~	3,689	3,615
3.572% due 07/15/2031 ~	5,700	5,587
3.895% due 09/07/2030 ~	20,000	19,653
4.532% due 07/30/2032 •	14,200	13,248

Vibrant CLO Ltd.
4.410% due 07/20/2032 ~	12,125	11,552
4.460% due 07/20/2032 ~	23,200	21,482

Voya CLO Ltd.
3.962% due 10/15/2030 •	4,000	3,811

Wells Fargo Home Equity Asset-Backed Securities Trust
5.184% due 11/25/2035 ~	12,824	12,608

Westlake Automobile Receivables Trust
3.340% due 06/15/2026	5,000	4,826

Total Asset-Backed Securities (Cost $2,111,363)		1,940,469

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.6%

U.S. TREASURY BILLS 1.6%
2.933% due 10/06/2022 - 12/15/2022 (d)(e)(i)(k)	$99,537	$99,022

Total Short-Term Instruments (Cost $99,002)		99,022

Total Investments in Securities (Cost $12,279,226)		11,125,089

	SHARES
INVESTMENTS IN AFFILIATES 2.4%

SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%

PIMCO Short-Term Floating NAV Portfolio III	16,018,909	155,528

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $155,543)	$155,528

Total Investments in Affiliates (Cost $155,543)	155,528

Total Investments 176.6% (Cost $12,434,769)	$11,280,617

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(31,299))	11,786

Other Assets and Liabilities, net (76.8)%	(4,905,482)

Net Assets 100.0%	$6,386,921

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$7,329	$7,218	0.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	2.905%	09/14/2022	10/13/2022	$(678,670)	$(679,711)
CIB	2.900	09/14/2022	10/13/2022	(213,104)	(213,430)
	3.120	09/29/2022	10/13/2022	(145,516)	(145,566)
CSN	2.900	09/14/2022	10/13/2022	(68,159)	(68,263)
FAR	2.900	09/14/2022	10/13/2022	(409,850)	(410,477)
TDM	3.110	09/22/2022	10/13/2022	(112,726)	(112,834)

Total Reverse Repurchase Agreements					$(1,630,281)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	129

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (54.5)%
Ginnie Mae, TBA	2.000%	10/01/2052	$111,300	$(97,961)	$(92,718)
Ginnie Mae, TBA	3.000	11/01/2052	33,000	(29,999)	(29,164)
Ginnie Mae, TBA	4.000	10/01/2052	14,900	(14,437)	(13,918)
Uniform Mortgage-Backed Security, TBA	1.500	10/01/2037	9,500	(8,454)	(8,148)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2037	140,950	(128,655)	(124,240)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2052	672,985	(585,081)	(545,065)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	1,415,465	(1,181,820)	(1,146,306)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	173,935	(149,671)	(145,626)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2037	32,925	(31,670)	(30,569)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2052	1,289,070	(1,151,093)	(1,122,087)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2052	1,000	(886)	(900)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2052	234,000	(232,128)	(222,976)

Total Short Sales (54.5)%				$(3,611,855)	$(3,481,717)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(679,711)	$0	$(679,711)	$709,064	$29,353
CIB	0	(358,996)	0	(358,996)	367,274	8,278
CSN	0	(68,263)	0	(68,263)	69,875	1,612
FAR	0	(410,477)	0	(410,477)	423,653	13,176
TDM	0	(112,834)	0	(112,834)	114,925	2,091

Total Borrowings and Other Financing Transactions	$0	$(1,630,281)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(1,630,281)	$0	$0	$(1,630,281)

Total Borrowings	$0	$(1,630,281)	$0	$0	$(1,630,281)

Payable for reverse repurchase agreements					$(1,630,281)

(g)	Securities with an aggregate market value of $1,684,790 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,824,896) at a weighted average interest rate of 1.390%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	3,597	$8,993	$(3,282)	$(11,932)

Total Written Options					$(3,282)	$(11,932)

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2023	9,839	$	2,351,890	$(14,292)	$0	$(615)
3-Month SOFR Active Contract March Futures	06/2023	1,161		277,421	(1,815)	0	(73)
U.S. Treasury 10-Year Note December Futures	12/2022	5,477		613,766	(3,224)	250	(2,139)

					$(19,331)	$250	$(2,827)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	11,000	$	(2,631,200)	$18,310	$687	$0
90-Day Eurodollar December Futures	12/2022	1,578		(375,998)	16,998	20	0
90-Day Eurodollar March Futures	03/2023	1,578		(375,939)	16,929	20	0
U.S. Treasury 5-Year Note December Futures	12/2022	101		(10,858)	393	27	0
U.S. Treasury 10-Year Note December Futures	12/2022	640		(71,720)	3,549	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	101		(13,837)	1,325	164	0

					$57,504	$918	$0

Total Futures Contracts					$38,173	$1,168	$(2,827)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$	2,614,600	$188	$45,841	$46,029	$837	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200	Annual	04/29/2023		338,200	15	9,703	9,718	139	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.560	Annual	03/29/2024		709,700	0	12,558	12,558	348	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		522,200	(20,969)	(997)	(21,966)	0	(451)
Receive	1-Day USD-SOFR Compounded-OIS	2.705	Annual	06/16/2024		3,080	13	60	73	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		2,757,400	(95,575)	(70,579)	(166,154)	0	(4,354)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		596,097	809	(80,367)	(79,558)	0	(2,110)
Pay	1-Day USD-SOFR Compounded-OIS	2.571	Annual	04/30/2029		455,500	0	(29,756)	(29,756)	0	(1,655)
Pay	1-Day USD-SOFR Compounded-OIS	2.574	Annual	04/30/2029		410,000	0	(26,698)	(26,698)	0	(1,489)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		108,300	3,862	13,655	17,517	385	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		149,300	(7,904)	(9,318)	(17,222)	0	(537)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		25,400	171	(4,151)	(3,980)	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031		79,600	0	(14,365)	(14,365)	0	(274)
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031		210,600	0	(38,830)	(38,830)	0	(725)
Receive	1-Day USD-SOFR Compounded-OIS	1.758	Annual	03/16/2032		105,000	593	14,251	14,844	362	0
Pay	1-Day USD-SOFR Compounded-OIS	1.787	Annual	04/05/2032		176,500	(786)	(23,971)	(24,757)	0	(607)
Pay	1-Day USD-SOFR Compounded-OIS	1.780	Annual	04/08/2032		236,600	(1,797)	(31,581)	(33,378)	0	(813)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	04/08/2032		131,100	(1,051)	(17,361)	(18,412)	0	(450)
Pay	1-Day USD-SOFR Compounded-OIS	1.790	Annual	04/08/2032		65,500	(541)	(8,644)	(9,185)	0	(225)
Pay	1-Day USD-SOFR Compounded-OIS	1.802	Annual	04/08/2032		140,800	(1,130)	(18,471)	(19,601)	0	(484)
Pay	1-Day USD-SOFR Compounded-OIS	1.820	Annual	04/08/2032		65,500	(544)	(8,473)	(9,017)	0	(225)
Pay	1-Day USD-SOFR Compounded-OIS	1.660	Annual	05/04/2032		137,600	(2,050)	(19,007)	(21,057)	0	(468)
Pay	1-Day USD-SOFR Compounded-OIS	1.760	Annual	05/09/2032		65,000	(683)	(8,735)	(9,418)	0	(221)
Pay	1-Day USD-SOFR Compounded-OIS	1.767	Annual	05/09/2032		71,000	(753)	(9,492)	(10,245)	0	(242)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/09/2032		78,900	(836)	(10,411)	(11,247)	0	(269)
Pay	1-Day USD-SOFR Compounded-OIS	1.869	Annual	05/09/2032		67,900	(686)	(8,526)	(9,212)	0	(232)
Pay	1-Day USD-SOFR Compounded-OIS	1.875	Annual	05/09/2032		63,900	(645)	(7,992)	(8,637)	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	2.135	Annual	05/18/2032		53,600	(420)	(5,673)	(6,093)	0	(185)
Pay	1-Day USD-SOFR Compounded-OIS	2.153	Annual	05/25/2032		51,200	(281)	(5,485)	(5,766)	0	(177)
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032		55,800	(592)	(5,527)	(6,119)	0	(193)
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032		55,800	(592)	(5,496)	(6,088)	0	(193)
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032		121,300	1,111	11,005	12,116	421	0
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032		88,100	819	7,543	8,362	306	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		32,600	346	2,713	3,059	113	0
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		45,900	443	3,667	4,110	160	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		59,700	567	4,704	5,271	208	0
Receive	1-Day USD-SOFR Compounded-OIS	2.279	Annual	06/13/2032		258,000	1,073	25,529	26,602	893	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		201,300	(12,383)	(25,890)	(38,273)	0	(655)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	131

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	1,417,200	$130,203	$79,581	$209,784	$4,717	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032		166,000	344	12,966	13,310	581	0
Receive	1-Day USD-SOFR Compounded-OIS	2.516	Annual	06/16/2032		3,080	55	202	257	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.698	Annual	06/16/2032		165,000	295	10,931	11,226	582	0
Receive	1-Day USD-SOFR Compounded-OIS	2.658	Annual	06/17/2032		174,000	317	12,115	12,432	612	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		19,400	(268)	(1,101)	(1,369)	0	(68)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		19,400	(272)	(1,081)	(1,353)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032		79,400	0	11,219	11,219	268	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032		92,200	827	3,400	4,227	326	0
Receive	1-Day USD-SOFR Compounded-OIS	3.046	Annual	09/30/2032		133,200	1,154	4,434	5,588	472	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032		221,000	0	5,071	5,071	795	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032		327,600	0	7,541	7,541	1,159	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		200,000	16,870	8,735	25,605	670	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,756,900	(580)	83,016	82,436	1,033	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024		10,400	3	634	637	5	0
Receive(1)	3-Month USD-LIBOR	1.990	Semi-Annual	11/30/2024		431,200	0	20,811	20,811	436	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		961,800	(786)	74,330	73,544	1,156	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025		905,300	883	63,155	64,038	1,338	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025		905,300	1,032	62,025	63,057	1,256	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025		905,300	1,068	60,746	61,814	1,406	0
Receive	3-Month USD-LIBOR	0.830	Semi-Annual	10/22/2026		68,600	0	8,637	8,637	181	0
Pay	3-Month USD-LIBOR	1.080	Semi-Annual	10/22/2026		342,900	(787)	(38,822)	(39,609)	0	(901)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		290,800	(3,276)	35,070	31,794	976	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,400	40	(545)	(505)	0	(27)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		351,240	(18,424)	(44,795)	(63,219)	0	(1,308)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		594,200	6,864	(86,612)	(79,748)	0	(2,271)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		458,200	(6,869)	68,335	61,466	1,915	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		3,550	(233)	(571)	(804)	0	(13)
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031		51,400	(132)	9,035	8,903	185	0
Receive	3-Month USD-LIBOR	1.528	Semi-Annual	07/14/2031		96,500	(613)	17,646	17,033	319	0
Receive	3-Month USD-LIBOR	1.498	Semi-Annual	07/15/2031		56,000	(345)	10,359	10,014	184	0
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		68,600	(319)	12,533	12,214	226	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		68,600	(298)	12,851	12,553	227	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031		40,500	(255)	7,790	7,535	134	0
Receive	3-Month USD-LIBOR	1.440	Semi-Annual	07/21/2031		68,600	(305)	12,893	12,588	255	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	07/28/2031		68,600	(261)	13,055	12,794	228	0
Receive	3-Month USD-LIBOR	1.425	Semi-Annual	09/03/2031		95,100	(458)	18,057	17,599	329	0
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031		43,100	0	(6,609)	(6,609)	0	(171)
Pay	3-Month USD-LIBOR	1.501	Semi-Annual	09/29/2031		70,000	(392)	(12,196)	(12,588)	0	(247)
Pay	3-Month USD-LIBOR	1.288	Semi-Annual	10/12/2031		141,000	(1,452)	(26,086)	(27,538)	0	(496)
Pay	3-Month USD-LIBOR	1.290	Semi-Annual	10/12/2031		173,300	(2,184)	(31,634)	(33,818)	0	(610)
Pay	3-Month USD-LIBOR	1.293	Semi-Annual	10/12/2031		143,000	(1,773)	(26,138)	(27,911)	0	(468)
Pay	3-Month USD-LIBOR	1.319	Semi-Annual	10/12/2031		141,700	(1,729)	(25,631)	(27,360)	0	(464)
Pay	3-Month USD-LIBOR	1.356	Semi-Annual	10/12/2031		140,500	(1,475)	(25,233)	(26,708)	0	(460)
Receive	3-Month USD-LIBOR	1.378	Semi-Annual	10/12/2031		141,000	973	25,540	26,513	498	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	10/12/2031		173,300	1,594	30,965	32,559	612	0
Receive	3-Month USD-LIBOR	1.383	Semi-Annual	10/12/2031		143,000	1,287	25,585	26,872	469	0
Receive	3-Month USD-LIBOR	1.409	Semi-Annual	10/12/2031		141,700	1,240	25,090	26,330	465	0
Receive	3-Month USD-LIBOR	1.446	Semi-Annual	10/12/2031		140,500	984	24,703	25,687	462	0
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	10/12/2031		141,000	599	24,889	25,488	500	0
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	10/12/2031		173,300	1,057	30,242	31,299	614	0
Receive	3-Month USD-LIBOR	1.473	Semi-Annual	10/12/2031		143,000	858	24,975	25,833	471	0
Receive	3-Month USD-LIBOR	1.499	Semi-Annual	10/12/2031		141,700	857	24,443	25,300	467	0
Receive	3-Month USD-LIBOR	1.536	Semi-Annual	10/12/2031		140,500	632	24,034	24,666	463	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		52,700	(150)	(9,142)	(9,292)	0	(176)
Pay	3-Month USD-LIBOR	1.541	Semi-Annual	10/26/2031		51,400	(139)	(8,901)	(9,040)	0	(172)
Pay	3-Month USD-LIBOR	1.520	Semi-Annual	11/05/2031		401,100	(2,366)	(68,852)	(71,218)	0	(1,366)
Pay	3-Month USD-LIBOR	1.532	Semi-Annual	11/05/2031		201,000	(1,176)	(34,327)	(35,503)	0	(685)
Pay	3-Month USD-LIBOR	1.542	Semi-Annual	11/05/2031		207,000	(1,213)	(35,174)	(36,387)	0	(705)
Pay	3-Month USD-LIBOR	1.543	Semi-Annual	11/05/2031		105,300	(590)	(17,916)	(18,506)	0	(359)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	11/05/2031		101,400	(594)	(17,165)	(17,759)	0	(346)
Pay	3-Month USD-LIBOR	1.567	Semi-Annual	11/16/2031		59,700	(346)	(10,038)	(10,384)	0	(208)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		436,900	(6,299)	75,801	69,502	1,717	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		689,691	4,276	(114,195)	(109,919)	0	(2,479)
Pay	3-Month USD-LIBOR	1.748	Semi-Annual	02/09/2032		131,700	(965)	(21,010)	(21,975)	0	(454)
Pay	3-Month USD-LIBOR	1.761	Semi-Annual	02/09/2032		120,600	(892)	(19,106)	(19,998)	0	(416)
Pay	3-Month USD-LIBOR	1.773	Semi-Annual	02/09/2032		241,200	(1,785)	(37,989)	(39,774)	0	(832)
Receive	3-Month USD-LIBOR	1.913	Semi-Annual	02/09/2032		45,800	247	6,792	7,039	159	0
Receive	3-Month USD-LIBOR	1.974	Semi-Annual	02/09/2032		52,300	290	7,495	7,785	182	0
Receive	3-Month USD-LIBOR	1.983	Semi-Annual	02/09/2032		52,300	298	7,448	7,746	182	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		29,100	182	4,109	4,291	113	0

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	3-Month USD-LIBOR	2.008%	Semi-Annual	02/09/2032	$		102,400	$525	$14,439	$14,964	$356	$0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032			53,100	(381)	(7,419)	(7,800)	0	(189)
Receive	3-Month USD-LIBOR	2.075	Semi-Annual	06/08/2032			175,400	0	24,257	24,257	631	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/14/2032			165,600	0	21,052	21,052	606	0
Receive	3-Month USD-LIBOR	2.347	Semi-Annual	06/14/2032			8,100	33	904	937	30	0
Receive	3-Month USD-LIBOR	2.165	Semi-Annual	06/15/2032			41,500	0	5,434	5,434	152	0
Receive	3-Month USD-LIBOR	2.248	Semi-Annual	06/21/2032			2,800	11	338	349	11	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	06/30/2032			700	3	80	83	3	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		EUR	4,900	90	932	1,022	0	(13)
Receive(1)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033			18,300	1,866	298	2,164	50	(13)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050			2,000	111	738	849	21	0

Total Swap Agreements								$(22,622)	$104,901	$82,279	$35,390	$(33,522)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,168	$35,390	$36,558	$(11,932)	$(2,827)	$(33,596)	$(48,355)

(i)

Securities with an aggregate market value of $70,177 and cash of $138,863 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(74) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2022		$2,149	GBP	1,948	$46	$(20)
	11/2022	CAD	31,340		$24,416	1,729	0

DUB	11/2022		$1,030	CAD	1,338	0	(62)

JPM	10/2022		1,781	EUR	1,780	0	(37)

MBC	10/2022		1,417		1,427	0	(18)

MYI	10/2022		94,938		98,402	1,501	0
	10/2022		132,822	GBP	122,700	4,178	0
	11/2022	EUR	98,402		$95,133	0	(1,498)
	11/2022	GBP	122,700		132,900	0	(4,187)

SCX	11/2022	CAD	15,454		12,028	840	0

SOG	10/2022	EUR	101,609		102,252	2,671	0

UAG	10/2022	GBP	124,648		145,030	5,855	0

Total Forward Foreign Currency Contracts						$16,820	$(5,822)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	512,800	$ 1,149	$1,103
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.228	11/07/2022	71,900	482	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	11/07/2022	46,300	310	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.280	11/07/2022	42,000	267	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	11/07/2022	84,000	571	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.333	11/07/2022	86,600	619	6

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	133

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210%	10/06/2022	47,400	$400	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	06/08/2023	18,700	72	29
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	107,720	5,731	21,246

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	11,279

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	2,391
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.034	02/28/2023	199,000	1,254	8,062
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	03/01/2023	63,700	395	2,757
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.933	03/01/2023	199,000	1,254	8,418
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	3,889
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	8,975
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	25,300	534	787
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	25,100	597	941

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.304	10/06/2022	69,280	608	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.315	10/06/2022	65,100	566	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	11,176
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	5,238
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	5,251

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	494,800	1,089	1,065
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	1,953

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	11/07/2022	5,200	43	165
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.218	11/07/2022	5,200	43	162
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.231	10/06/2022	52,200	440	0

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.998	03/07/2023	191,800	1,389	7,868
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.355	11/07/2022	39,800	286	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.217	11/07/2022	5,600	46	174
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	24,300	486	814
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	27,700	677	1,165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	27,700	616	1,077
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	25,700	754	1,131

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.260	03/10/2023	33,200	242	1,199

							$30,733	$108,337

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$100.656	11/07/2022	9,500	$85	$532

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2052	125.000	10/06/2022	35,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 10/01/2052	75.000	10/06/2022	218,000	8	0

					$94	$532

Total Purchased Options					$30,827	$108,869

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	256,400	$(451)	$(447)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	256,400	(384)	(362)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	527,820	(5,731)	(44,001)

CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.534	02/28/2023	199,000	(1,154)	(16)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380	03/01/2023	63,700	(366)	(4)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.433	03/01/2023	199,000	(1,164)	(14)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	140,400	(534)	(1,789)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	139,000	(595)	(1,779)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	247,400	(436)	(432)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	247,400	(356)	(349)

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	03/07/2023	191,800	(1,304)	(17)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	134,400	(484)	(1,718)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	306,400	(1,287)	(3,124)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	143,300	(762)	(1,464)

NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	03/10/2023	33,200	(229)	(5)

							$(15,237)	$(55,521)

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	$91.953	11/07/2022	65,000	$(589)	$(68)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	93.031	10/06/2022	55,500	(330)	(154)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	99.656	11/07/2022	9,500	(49)	(438)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.156	11/07/2022	9,500	(64)	(485)

JPM	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2052	90.828	12/06/2022	84,500	(845)	(1,668)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	92.508	11/07/2022	198,000	(1,516)	(146)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	98.430	11/07/2022	219,500	(1,818)	(12,742)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	98.930	11/07/2022	219,500	(2,332)	(13,825)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	99.406	11/07/2022	11,700	(91)	(510)

MSC	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2052	89.359	12/06/2022	73,400	(877)	(933)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2052	90.773	12/06/2022	88,000	(911)	(876)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2052	92.625	12/06/2022	66,500	(623)	(257)
	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2052	94.125	12/06/2022	88,100	(884)	(483)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	92.547	11/07/2022	110,000	(868)	(79)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.859	11/07/2022	5,000	(40)	(348)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 10/01/2052	90.281	10/06/2022	125,500	(839)	(384)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	93.391	10/06/2022	104,000	(512)	(168)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	92.641	11/07/2022	91,500	(665)	(62)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.359	11/07/2022	254,000	(2,540)	(105)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	97.609	11/07/2022	34,200	(195)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	8,000	(45)	(269)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.406	11/07/2022	8,000	(45)	(272)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	99.656	11/07/2022	24,000	(124)	(1,105)

					$(16,802)	$(35,386)

Total Written Options					$(32,039)	$(90,907)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$	1,854	$(640)	$514	$0	$(126)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		4,463	(1,142)	1,157	15	0

BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		282	(76)	77	1	0

DUB	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		6	0	0	0	0

GST	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		75,600	(92)	(1,539)	0	(1,631)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1	0	0	0	0

JPS	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		103,100	(1,579)	(2,067)	0	(3,646)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		6	0	0	0	0

MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		41	(4)	4	0	0

SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		2,824	(650)	660	10	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		138	0	0	0	0

Total Swap Agreements							$(4,183)	$(1,194)	$26	$(5,403)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$22,929	$15	$22,944	$0	$(45,955)	$(126)	$(46,081)	$(23,137)	$22,434	$(703)
BPS	1,775	11,279	0	13,054	(20)	0	0	(20)	13,034	(12,400)	634
BRC	0	0	1	1	0	0	0	0	1	0	1
CBK	0	36,220	0	36,220	0	(3,602)	0	(3,602)	32,618	(32,028)	590
DUB	0	21,665	0	21,665	(62)	0	0	(62)	21,603	(21,650)	(47)
GLM	0	3,018	0	3,018	0	(781)	0	(781)	2,237	(6,900)	(4,663)
GST	0	0	0	0	0	0	(1,631)	(1,631)	(1,631)	1,656	25
JPM	0	327	0	327	(37)	(28,891)	0	(28,928)	(28,601)	23,816	(4,785)
JPS	0	0	0	0	0	0	(3,646)	(3,646)	(3,646)	3,523	(123)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	135

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
MBC	$0	$0	$0	$0	$(18)	$0	$0	$(18)	$(18)	$0	$(18)
MSC	0	0	0	0	0	(3,528)	0	(3,528)	(3,528)	(2,110)	(5,638)
MYC	0	12,232	0	12,232	0	(6,323)	0	(6,323)	5,909	(5,691)	218
MYI	5,679	0	0	5,679	(5,685)	0	0	(5,685)	(6)	0	(6)
NGF	0	1,199	0	1,199	0	(5)	0	(5)	1,194	(1,306)	(112)
SAL	0	0	10	10	0	(1,822)	0	(1,822)	(1,812)	3,362	1,550
SCX	840	0	0	840	0	0	0	0	840	(580)	260
SOG	2,671	0	0	2,671	0	0	0	0	2,671	0	2,671
UAG	5,855	0	0	5,855	0	0	0	0	5,855	(6,950)	(1,095)

Total Over the Counter	$16,820	$108,869	$26	$125,715	$(5,822)	$(90,907)	$(5,403)	$(102,132)

(k)

Securities with an aggregate market value of $54,803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,168	$1,168
Swap Agreements	0	0	0	0	35,390	35,390

	$0	$0	$0	$0	$36,558	$36,558

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,820	$0	$16,820
Purchased Options	0	0	0	0	108,869	108,869
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$16,820	$108,869	$125,715

	$0	$26	$0	$16,820	$145,427	$162,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11,932	$11,932
Futures	0	0	0	0	2,827	2,827
Swap Agreements	0	0	0	0	33,596	33,596

	$0	$0	$0	$0	$48,355	$48,355

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,822	$0	$5,822
Written Options	0	0	0	0	90,907	90,907
Swap Agreements	0	5,403	0	0	0	5,403

	$0	$5,403	$0	$5,822	$90,907	$102,132

	$0	$5,403	$0	$5,822	$139,262	$150,487

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(33,225)	$(33,225)
Swap Agreements	0	0	0	0	20,436	20,436

	$0	$0	$0	$0	$(12,789)	$(12,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44,804	$0	$44,804
Purchased Options	0	0	0	0	20,669	20,669
Written Options	0	0	0	0	16,156	16,156
Swap Agreements	0	7,329	0	0	2,508	9,837

	$0	$7,329	$0	$44,804	$39,333	$91,466

	$0	$7,329	$0	$44,804	$26,544	$78,677

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7,006)	$(7,006)
Futures	0	0	0	0	34,555	34,555
Swap Agreements	0	0	0	0	561	561

	$0	$0	$0	$0	$28,110	$28,110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,739	$0	$3,739
Purchased Options	0	0	0	0	(68,152)	(68,152)
Written Options	0	0	0	0	45,139	45,139
Swap Agreements	0	(14,036)	0	0	(1,901)	(15,937)

	$0	$(14,036)	$0	$3,739	$(24,914)	$(35,211)

	$0	$(14,036)	$0	$3,739	$3,196	$(7,101)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$952	$0	$952
Corporate Bonds & Notes
Banking & Finance	0	22,388	0	22,388
Industrials	0	3,329	0	3,329
Utilities	0	15,597	0	15,597
U.S. Government Agencies	0	5,951,624	0	5,951,624
U.S. Treasury Obligations	0	135,237	0	135,237
Non-Agency Mortgage-Backed Securities	0	2,906,870	49,601	2,956,471
Asset-Backed Securities	0	1,929,417	11,052	1,940,469
Short-Term Instruments
U.S. Treasury Bills	0	99,022	0	99,022

	$0	$11,064,436	$60,653	$11,125,089

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$155,528	$0	$0	$155,528

Total Investments	$155,528	$11,064,436	$60,653	$11,280,617

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,481,717)	$0	$(3,481,717)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	36,558	0	36,558
Over the counter	0	125,715	0	125,715

	$0	$162,273	$0	$162,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(48,281)	0	(48,281)
Over the counter	0	(102,132)	0	(102,132)

	$0	$(150,413)	$0	$(150,413)

Total Financial Derivative Instruments	$0	$11,860	$0	$11,860

Totals	$155,528	$7,594,579	$60,653	$7,810,760

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	137

Schedule of Investments	PIMCO Strategic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%

Brookfield Retail Holdings
5.534% due 08/27/2025		$156	$151

Caesars Resort Collection LLC
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		225	222

Cornerstone Building Brands, Inc.
6.068% (LIBOR01M + 3.250%) due 04/12/2028 ~		193	159

IRB Holding Corp.
5.695% due 12/15/2027		197	185

Kronos Acquisition Holdings, Inc.
6.820% (LIBOR03M + 3.750%) due 12/22/2026 ~		197	183

MPH Acquisition Holdings LLC
7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~		199	184

Organon & Co.
6.188% (LIBOR03M + 3.000%) due 06/02/2028 ~		186	182

U.S. Foods, Inc.
5.865% (LIBOR01M + 2.750%) due 11/22/2028 ~		264	259

Uber Technologies, Inc.
6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		198	195

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~		269	226

Total Loan Participations and Assignments (Cost $2,075)			1,946

CORPORATE BONDS & NOTES 18.9%

BANKING & FINANCE 12.9%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		200	169

American Assets Trust LP
3.375% due 02/01/2031		200	159

American Tower Corp.
2.300% due 09/15/2031		200	150

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6	5

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(d)(e)	EUR	400	359

Banco BTG Pactual SA
4.500% due 01/10/2025		$200	190

Bank of America Corp.
3.864% due 07/23/2024 •		300	296

Barclays PLC
3.375% due 04/02/2025 •	EUR	100	97
4.972% due 05/16/2029 •		$700	631
7.250% due 03/15/2023 •(d)(e)	GBP	200	215

BNP Paribas SA
1.904% due 09/30/2028 •		$300	243
2.871% due 04/19/2032 •		200	151
7.000% due 08/16/2028 •(d)(e)		300	260

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200	162

Brookfield Finance, Inc.
4.000% due 04/01/2024		50	49

Citigroup, Inc.
3.057% due 01/25/2033 •(f)		300	237
3.785% due 03/17/2033 •(f)		300	252
4.140% due 05/24/2025 •		300	293

Corebridge Financial, Inc.
3.900% due 04/05/2032		200	169

Credit Suisse AG
3.700% due 02/21/2025		250	235
6.500% due 08/08/2023 (e)		200	198

Credit Suisse Group AG
4.550% due 04/17/2026		500	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/11/2027 •(d)(e)		$300	$211
6.375% due 08/21/2026 •(d)(e)		200	146
6.537% due 08/12/2033 •		250	225

Crown Castle, Inc.
3.100% due 11/15/2029		200	168

Deutsche Bank AG
0.898% due 05/28/2024 (f)		200	185
1.625% due 01/20/2027	EUR	200	167
1.750% due 11/19/2030 •		200	149
3.729% due 01/14/2032 •(f)		$200	135
6.119% due 07/14/2026 •		400	389

Equinix, Inc.
3.900% due 04/15/2032		200	170

Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •	EUR	100	92
1.744% due 07/19/2024		100	91
2.748% due 06/14/2024	GBP	100	101
3.375% due 11/13/2025		$300	265
4.535% due 03/06/2025	GBP	100	100

Goldman Sachs Group, Inc.
0.673% due 03/08/2024 •		$200	196
3.000% due 03/15/2024		100	97
3.615% due 03/15/2028 •		300	273
4.643% (US0003M + 1.600%) due 11/29/2023 ~		300	302

HSBC Holdings PLC
2.871% due 11/22/2032 •		300	219
4.292% due 09/12/2026 •		300	283
4.583% due 06/19/2029 •		100	89
5.210% due 08/11/2028 •		200	187
6.000% due 09/29/2023 •(d)(e)	EUR	200	193

Huarong Finance Co. Ltd.
3.375% due 02/24/2030		$200	131
4.750% due 04/27/2027		200	158

ING Groep NV
2.727% due 04/01/2032 •		400	305
4.017% due 03/28/2028 •		200	182

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(d)(e)	EUR	200	174

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	177
2.963% due 01/25/2033 •		200	157
4.013% (US0003M + 1.230%) due 10/24/2023 ~		300	300

Kennedy-Wilson, Inc.
4.750% due 02/01/2030		200	149

Lazard Group LLC
4.500% due 09/19/2028		800	735

LeasePlan Corp. NV
2.875% due 10/24/2024		200	188

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	180
4.716% due 08/11/2026 •		200	192

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	168

MPT Operating Partnership LP
3.375% due 04/24/2030	GBP	100	74

National Health Investors, Inc.
3.000% due 02/01/2031		$200	141

Nationwide Building Society
4.302% due 03/08/2029 •		300	267
4.363% due 08/01/2024 •		300	296

NatWest Group PLC
4.519% due 06/25/2024 •		200	198
4.800% due 04/05/2026		500	480

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		200	169

OneMain Finance Corp.
6.125% due 03/15/2024		250	241

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		950	817

SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		700	692

Societe Generale SA
1.488% due 12/14/2026 •		300	254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.677% due 06/15/2027		$300	$286
6.750% due 04/06/2028 •(d)(e)		300	238

Standard Chartered PLC
2.819% due 01/30/2026 •		300	276

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200	150

UniCredit SpA
7.830% due 12/04/2023		600	605

Wells Fargo & Co.
3.000% due 04/22/2026		300	275
3.526% due 03/24/2028 •		400	363
4.036% (US0003M + 1.230%) due 10/31/2023 ~		200	200

			18,632

INDUSTRIALS 5.2%

Air Canada
4.625% due 08/15/2029	CAD	200	122

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$75	58
3.375% due 11/01/2028		195	163

American Airlines, Inc.
5.500% due 04/20/2026		200	188
5.750% due 04/20/2029		100	87

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	300	254

Bio-Rad Laboratories, Inc.
3.300% due 03/15/2027		$200	182

Boeing Co.
1.950% due 02/01/2024		200	192

Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		12	10

Caesars Entertainment, Inc.
6.250% due 07/01/2025		300	290

Charter Communications Operating LLC
3.500% due 06/01/2041		200	128

Constellation Brands, Inc.
4.750% due 05/09/2032		300	281

Coty, Inc.
3.875% due 04/15/2026	EUR	100	89
4.750% due 01/15/2029		$200	170
5.000% due 04/15/2026		300	274

DR Horton, Inc.
4.750% due 02/15/2023		200	200

Expedia Group, Inc.
6.250% due 05/01/2025		44	44

FactSet Research Systems, Inc.
3.450% due 03/01/2032		200	163

Frontier Communications Holdings LLC
8.750% due 05/15/2030		200	200

Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	200	146

GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2027		$250	227

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	77
3.750% due 05/01/2029		200	166

Hyatt Hotels Corp.
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		100	100

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	100	81

Marriott International, Inc.
2.850% due 04/15/2031		$200	157

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		200	122

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	146	150

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		$100	83

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	460
4.810% due 09/17/2030		200	162

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
6.700% due 02/16/2032		$199	$140

Picard Midco, Inc.
6.500% due 03/31/2029		200	169

Prosus NV
2.085% due 01/19/2030	EUR	200	141

Sands China Ltd.
3.350% due 03/08/2029		$200	149

Studio City Finance Ltd.
5.000% due 01/15/2029		100	45

T-Mobile USA, Inc.
3.875% due 04/15/2030		200	178

TEGNA, Inc.
4.625% due 03/15/2028		200	185

Toyota Tsusho Corp.
3.625% due 09/13/2023		300	297

United Airlines Pass-Through Trust
5.875% due 04/15/2029		164	158

United Airlines, Inc.
4.375% due 04/15/2026		100	89
4.625% due 04/15/2029		300	249

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	100	82

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		$200	165

Wynn Macau Ltd.
5.500% due 01/15/2026		400	304

Wynn Resorts Finance LLC
7.750% due 04/15/2025		100	98

			7,477

UTILITIES 0.8%

Boston Gas Co.
3.757% due 03/16/2032		100	84

Georgia Power Co.
4.700% due 05/15/2032		300	281

Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	153
4.400% due 03/01/2032		200	165

Rio Oil Finance Trust
8.200% due 04/06/2028		218	219

Southern California Gas Co.
2.950% due 04/15/2027		200	183

Verizon Communications, Inc.
3.875% due 03/01/2052		100	75

			1,160

Total Corporate Bonds & Notes (Cost $31,731)			27,269

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029		200	167

Total Municipal Bonds & Notes (Cost $200)			167

U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
3.204% due 03/25/2034 •		4	4
3.984% due 04/25/2032 •		6	6

Uniform Mortgage-Backed Security
4.000% due 04/01/2048		514	486

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051		600	502
3.000% due 11/01/2052		4,000	3,482
3.500% due 11/01/2052		9,400	8,457

Total U.S. Government Agencies (Cost $13,219)			12,937

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Notes
0.125% due 06/30/2023 (j)		$900	$874
1.250% due 07/31/2023 (j)		587	573

Total U.S. Treasury Obligations (Cost $1,486)			1,447

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		106	81

AREIT Trust
5.260% due 06/17/2039 •		500	502

Banc of America Funding Trust
2.425% due 06/20/2032 ~		14	14

Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 02/25/2034 ~		19	18

Bear Stearns ALT-A Trust
3.291% due 05/25/2036 ^~		615	368

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		318	233

Countrywide Home Loan Mortgage Pass-Through Trust
3.678% due 08/25/2034 ^~		1	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~		4	4

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		222	153

EMF-NL Prime BV
0.802% due 04/17/2041 ~	EUR	26	25

GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~		$11	11
5.750% due 01/25/2037 ^		10	6

HarborView Mortgage Loan Trust
3.936% due 06/19/2036 ^~		120	60

MASTR Adjustable Rate Mortgages Trust
2.283% due 05/25/2034 ~		36	34

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.678% due 08/15/2032 •		59	54

PFP Ltd.
3.939% due 08/09/2037 ~		474	459

Residential Accredit Loans, Inc. Trust
5.923% due 09/25/2037 ~		371	281

Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		194	80

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •	GBP	193	213

Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •		$18	16

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	683	761

VMC Finance LLC
4.093% due 06/16/2036 ~		$100	98

WaMu Mortgage Pass-Through Certificates Trust
2.504% due 08/25/2042 ~		9	9
2.806% due 03/25/2037 ^~		344	290

Total Non-Agency Mortgage-Backed Securities (Cost $4,375)			3,771

ASSET-BACKED SECURITIES 16.7%

American Money Management Corp. CLO Ltd.
3.610% due 04/17/2029 •		288	287
3.862% due 11/10/2030 •		500	493

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.789% due 11/25/2035 ~		268	263
4.104% due 09/25/2034 •		216	214

Apex Credit CLO Ltd.
4.517% due 09/20/2029 ~		440	432

Apidos CLO
3.670% due 07/17/2030 ~		500	490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares CLO Ltd.
3.382% due 01/15/2029 ~		$256	$251

Aurium CLO DAC
0.732% due 01/16/2031 •	EUR	300	287

Bayview Financial Acquisition Trust
6.596% due 12/28/2036 þ		$128	129

Bear Stearns Asset-Backed Securities Trust
3.314% due 02/25/2037 •		600	557
3.714% due 02/25/2036 •		309	308

Blackrock European CLO DAC
0.620% due 10/15/2031 ~	EUR	500	471

Cairn CLO DAC
0.838% due 04/30/2031 •		493	472

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •		$400	374

Countrywide Asset-Backed Certificates Trust
3.284% due 06/25/2047 ^~		397	353
3.824% due 08/25/2047 ~		127	122

CQS U.S. CLO Ltd.
5.997% due 07/20/2031 ~		500	498

Crestline Denali CLO Ltd.
3.740% due 04/20/2030 ~		726	717

CSAB Mortgage-Backed Trust
3.224% due 11/25/2036 •		902	188

Elevation CLO Ltd.
3.733% due 10/25/2030 •		300	294

Fremont Home Loan Trust
3.224% due 01/25/2037 •		533	299

FS Rialto Issuer LLC
4.184% due 01/19/2039 •		500	489

Halseypoint CLO Ltd.
3.810% due 07/20/2031 ~		900	889

Harvest CLO DAC
0.850% due 01/15/2032 •	EUR	500	468

HSI Asset Securitization Corp. Trust
3.864% due 01/25/2036 ~		$400	349

IXIS Real Estate Capital Trust
3.544% due 01/25/2037 •		109	44

Jubilee CLO DAC
0.610% due 04/15/2030 ~	EUR	500	479
0.650% due 04/15/2031 ~		500	476

KKR CLO Ltd.
3.647% due 10/15/2030 •		$375	371

LCM LP
3.608% due 07/19/2027 •		568	559
3.750% due 10/20/2027 •		147	146

Magnetite Ltd.
3.785% due 11/15/2028 •		588	576

Marathon CLO Ltd.
3.662% due 04/15/2029 ~		167	166

Marble Point CLO Ltd.
3.552% due 10/15/2030 ~		500	492

Morgan Stanley ABS Capital, Inc. Trust
3.384% due 09/25/2036 ~		667	263
3.624% due 12/25/2034 ~		231	207

Mountain View CLO LLC
3.780% due 01/16/2031 ~		500	491

OSD CLO Ltd.
3.610% due 04/17/2031 ~		697	678

Palmer Square Loan Funding Ltd.
3.784% due 02/20/2028 •		125	124

Rad CLO Ltd.
3.903% due 07/24/2032 •		700	680

Residential Asset Securities Corp. Trust
3.604% due 07/25/2036 ^•		1,203	1,076
3.684% due 02/25/2036 ~		675	666

Saxon Asset Securities Trust
3.394% due 09/25/2037 •		274	262

SG Mortgage Securities Trust
3.294% due 10/25/2036 •		700	534

Sierra Madre Funding Ltd.
3.043% due 09/07/2039 ~		793	570

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	139

Schedule of Investments	PIMCO Strategic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
3.760% due 10/20/2028 ~		$428	$426
3.763% due 07/25/2030 •		500	491
3.773% due 01/23/2029 •		410	407

Soundview Home Loan Trust
3.284% due 06/25/2037 ~		539	387

Stratus CLO Ltd.
3.610% due 12/28/2029 ~		274	268

TCI-Symphony CLO Ltd.
3.475% due 10/13/2032 •		500	485

TCW CLO Ltd.
3.753% due 04/25/2031 •		300	293

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		500	487

Venture CLO Ltd.
3.730% due 04/20/2029 ~		256	254
3.760% due 07/20/2030 •		700	687
3.942% due 07/30/2032 ~		300	290

WaMu Asset-Backed Certificates WaMu Trust
3.309% due 05/25/2037 •		343	318

Wellfleet CLO Ltd.
3.880% due 07/20/2032 ~		815	788

Total Asset-Backed Securities (Cost $24,890)			24,135

SOVEREIGN ISSUES 1.5%

Israel Government International Bond
3.800% due 05/13/2060		200	152

Peru Government International Bond
5.940% due 02/12/2029	PEN	2,200	486
6.350% due 08/12/2028		1,800	414
8.200% due 08/12/2026		500	130

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	380	1

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
4.850% due 09/30/2029		$400	$332

Turkey Government International Bond
6.350% due 08/10/2024		600	577

Total Sovereign Issues (Cost $2,887)			2,220

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

AGFC Capital Trust
4.262% (US0003M + 1.750%) due 01/15/2067 ~		100,000	53

Citigroup, Inc.
4.000% due 12/10/2025 •(d)		200,000	169

Nationwide Building Society
10.250% due 12/31/2049 ~(d)		250	33

Total Preferred Securities (Cost $307)			255

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 56.6%

COMMERCIAL PAPER 0.5%

Crown Castle International Corp.
4.102% due 11/02/2022		$750	747

REPURCHASE AGREEMENTS (g) 45.5%
			65,630

JAPAN TREASURY BILLS 9.1%
(0.135)% due 10/11/2022 - 12/12/2022 (a)(b)	JPY	1,887,000	13,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.5%
2.571% due 10/27/2022 (b)(c)(j)	$2,200	$2,196

Total Short-Term Instruments (Cost $82,190)		81,613

Total Investments in Securities (Cost $163,360)		155,759

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	15,106	147

Total Short-Term Instruments (Cost $148)		147

Total Investments in Affiliates (Cost $148)		147

Total Investments 108.1% (Cost $163,508)		$155,906

Financial Derivative Instruments (h)(i) (0.7)% (Cost or Premiums, net $(1,669))		(999)

Other Assets and Liabilities, net (7.4)%		(10,736)

Net Assets 100.0%		$144,171

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$300	$237	0.16%
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	300	252	0.18
Deutsche Bank AG	0.898	05/28/2024	05/21/2021	200	185	0.13
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	135	0.09

				$1,001	$809	0.56%

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.920%	09/30/2022	10/03/2022	$65,000	U.S. Treasury Notes 4.250% due 09/30/2024	$(66,293)	$65,000	$65,016
FICC	1.150	09/30/2022	10/03/2022	630	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(643)	630	630

Total Repurchase Agreements						$(66,936)	$65,630	$65,646

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$5,400	$(4,471)	$(4,373)

U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities	0.125	07/15/2031	1,548	(1,379)	(1,351)

Total Short Sales (4.0)%				$(5,850)	$(5,724)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$65,016	$0	$0	$0	$65,016	$(66,293)	$(1,277)
FICC	630	0	0	0	630	(643)	(13)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(1,351)	(1,351)	0	(1,351)

Total Borrowings and Other Financing Transactions	$65,646	$0	$0	$(1,351)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2022	14	$	1,643	$(39)	$8	$0
Euro-BTP December Futures	12/2022	29		3,183	(145)	33	(13)
U.S. Treasury 5-Year Note December Futures	12/2022	252		27,092	(797)	0	(67)
U.S. Treasury 10-Year Note December Futures	12/2022	136		15,241	(754)	0	(53)

					$(1,735)	$41	$(133)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	141

Schedule of Investments	PIMCO Strategic Bond Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	90	$	(21,548)	$356	$8	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	14		(1,659)	105	7	0
U.S. Treasury 30-Year Bond December Futures	12/2022	14		(1,770)	148	9	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	26		(3,562)	342	42	0

					$951	$66	$0

Total Futures Contracts					$(784)	$107	$(133)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	1.110%	$	300	$59	$(24)	$35	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172		100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284		100	2	(3)	(1)	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.960		100	0	0	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		300	(1)	(9)	(10)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.823	EUR	300	1	0	1	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346		400	92	(52)	40	1	0
Valeo SA	1.000	Quarterly	06/20/2028	3.953		200	(8)	(19)	(27)	0	0

							$145	$(107)	$38	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	460	$(16)	$(18)	$(34)	$7	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		100	(8)	(2)	(10)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		300	(13)	1	(12)	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		3,800	32	(30)	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		4,100	2	(14)	(12)	0	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	500	(18)	(7)	(25)	3	0

						$(21)	$(70)	$(91)	$10	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	2,800	$(3)	$(45)	$(48)	$1	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		3,900	241	274	515	24	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		3,400	(651)	(47)	(698)	0	(30)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		1,700	520	2	522	1	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032	$	1,200	(10)	(155)	(165)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		2,000	(23)	(257)	(280)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	108	713	36	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	9,000	0	4	4	3	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		9,000	0	5	5	3	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		9,000	0	6	6	3	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,300	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		15,100	0	(37)	(37)	10	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,000	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		6,300	0	(15)	(15)	4	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		5,800	(35)	22	(13)	4	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		5,300	0	7	7	4	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		4,700	0	8	8	3	0
Pay(5)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	16,500	(5)	(270)	(275)	0	0
Pay(5)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		2,100	0	(36)	(36)	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	8,078,300	(18)	(516)	(534)	28	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,304,000	2	(79)	(77)	5	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		4,136,200	44	441	485	0	(32)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		713,400	3	71	74	0	(6)

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month NZD-BBR	3.000%	Semi-Annual	11/01/2023	NZD	6,100	$2	$(58)	$(56)	$1	$0
Pay(5)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,500	0	(86)	(86)	1	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023	$	400	(4)	(2)	(6)	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	(294)	(294)	0	(5)
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026		4,100	(6)	(469)	(475)	0	(10)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		4,700	(120)	(477)	(597)	0	(13)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		2,430	24	526	550	9	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(16)	(17)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		400	(2)	(34)	(36)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		400	(3)	(34)	(37)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(29)	(30)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(14)	(15)	1	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		2,080	(260)	14	(246)	16	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	17,930	0	(21)	(21)	0	0
Pay	UKRPI	4.333	Maturity	09/15/2032	GBP	900	0	13	13	31	0
Receive	UKRPI	3.579	Maturity	10/15/2033		900	0	(158)	(158)	0	(42)

							$297	$(1,670)	$(1,373)	$198	$(153)

Total Swap Agreements							$421	$(1,847)	$(1,426)	$210	$(153)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$107	$211	$318	$0	$(143)	$(154)	$(297)

Cash of $2,336 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(10) for closed futures and unsettled variation margin asset of $1 and liability of $(1) for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	EUR	107		$107	$2	$0
	11/2022		$46	ZAR	735	0	(6)
	12/2022	JPY	360,000		$2,528	22	0
	02/2023	PEN	895		228	6	0

BPS	10/2022	BRL	2,169		413	11	0
	10/2022	CAD	225		171	8	0
	10/2022	EUR	120		120	3	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	143

Schedule of Investments	PIMCO Strategic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2022	GBP	1,515		$1,764	$72	$0
	10/2022	PEN	561		138	0	(3)
	10/2022	PLN	8,437		1,817	118	0
	10/2022		$401	BRL	2,169	1	0
	10/2022		87	COP	377,050	0	(5)
	10/2022		177	GBP	154	0	(5)
	10/2022		1,277	JPY	177,500	0	(50)
	11/2022		102	ZAR	1,643	0	(12)
	12/2022	CNH	110		$16	0	0
	12/2022		$16	CNY	110	0	(1)

BRC	10/2022	JPY	527,000		$3,905	262	0

BSH	10/2022	BRL	5,100		890	0	(56)
	10/2022		$969	BRL	5,100	1	(25)

CBK	10/2022	BRL	6,790		$1,299	42	(1)
	10/2022	CAD	79		58	0	0
	10/2022	PEN	1,430		367	8	0
	10/2022		$1,291	BRL	6,790	0	(32)
	10/2022		628	EUR	631	0	(10)
	10/2022		151	GBP	136	1	0
	10/2022		399	PEN	1,550	0	(10)
	11/2022	NZD	76		$48	6	0
	11/2022		$114	ZAR	1,874	0	(11)
	12/2022	CNH	43		$6	0	0
	12/2022	MXN	1,885		92	0	0
	12/2022	PEN	3,883		926	0	(41)
	12/2022		$6	CNY	43	0	0
	12/2022		253	PEN	989	0	(7)
	01/2023	PEN	561		$142	3	0
	01/2023		$881	BRL	4,622	0	(42)
	03/2023	PEN	1,135		$292	11	0

CLY	12/2022	CLP	287,890		$312	18	0

DUB	02/2023		$29	ZAR	480	0	(3)

GLM	10/2022	BRL	4,500		$825	0	(9)
	10/2022	COP	377,050		85	3	0
	10/2022		$862	BRL	4,500	0	(27)
	10/2022		15	CNH	103	0	0
	11/2022		48	ZAR	778	0	(6)
	12/2022		92	PEN	365	0	(1)
	02/2023		83	COP	377,050	0	(3)
	05/2023		50	ZAR	844	0	(5)

JPM	10/2022	BRL	500		86	0	(6)
	10/2022		$92	BRL	500	0	0
	10/2022		14	CNH	95	0	0
	11/2022		64	INR	5,170	0	(1)

MBC	10/2022	EUR	414		$401	1	(6)
	10/2022		$197	GBP	186	11	0
	12/2022	CNH	56		$8	0	0
	12/2022		$8	CNY	56	0	0
	05/2023		9	CNH	62	0	(1)

MYI	10/2022	JPY	47,631		$330	1	0
	10/2022	MXN	2,004		98	0	(1)
	10/2022		$355	AUD	510	0	(28)
	10/2022		6,809	EUR	7,057	108	0
	11/2022	EUR	7,057		$6,823	0	(108)
	11/2022		$330	JPY	47,504	0	(1)
	12/2022	CNH	25		$4	0	0
	12/2022		$4	CNY	25	0	0

RBC	11/2022	NZD	52		$29	0	0

SCX	10/2022		$309	CLP	290,498	0	(9)
	11/2022	COP	48,194		$11	1	0
	11/2022	NZD	53		33	3	0
	12/2022	CNH	28		4	0	0
	12/2022		$4	CNY	28	0	0

SOG	10/2022	EUR	7,229		$7,275	190	0

TOR	10/2022	JPY	1,000,000		7,255	337	0
	10/2022		$104	CAD	142	0	(1)
	11/2022	CAD	142		$104	1	0

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	10/2022	JPY	64,378		$447	$2	$0
	10/2022		$53	AUD	78	0	(4)
	11/2022	GBP	127		$138	0	(4)
	11/2022		$447	JPY	64,206	0	(2)
	11/2022		167	ZAR	2,651	0	(21)

Total Forward Foreign Currency Contracts						$1,253	$(564)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	700	$37	$138
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	300	17	69

FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	500	27	110

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	500	27	113

Total Purchased Options							$108	$430

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	300	$ 0	$ 0

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	(1)	0
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	400	(1)	(1)

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	900	(2)	(1)

JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	400	0	0

						$ (4)	$ (2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$ (2)	$ (1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	3,400	(37)	(283)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(127)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	600	(1)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	400	(1)	(4)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	2,500	(26)	(216)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	18,500	(37)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	18,500	(37)	(607)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	23,500	(81)	(553)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	145

Schedule of Investments	PIMCO Strategic Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960%	09/15/2023	2,500	$ (27)	$ (219)

NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	6,400	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	6,400	(14)	(65)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(15)

							$ (324)	$ (2,134)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$99.258	11/07/2022	500	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	800	(4)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.375	11/07/2022	800	(3)	0

					$(10)	$(27)

Total Written Options					$(338)	$(2,163)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.648%	$300	$(5)	$1	$0	$(4)

FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172	200	(1)	1	0	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	100	(1)	0	0	(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.219	700	(31)	17	0	(14)

HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482	200	(6)	4	0	(2)

							$(44)	$23	$0	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$54	$31	$(28)	$3	$0

GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	163	92	(83)	9	0

MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	272	153	(138)	15	0

						$276	$(249)	$27	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,937	$(2,019)	$2,047	$28	$0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	17	0	(4)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	10	0	(2)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	11	0	(3)

						$(2,066)	$2,085	$28	$(9)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	36,200	$6	$58	$64	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		18,900	(9)	(55)	0	(64)

DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		17,000	(1)	31	30	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		9,000	(1)	(29)	0	(30)

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	48,500	$1	$83	$84	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		25,800	(6)	(82)	0	(88)

NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		161,500	19	261	280	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		82,400	(35)	(242)	0	(277)

								$(26)	$25	$458	$(459)

Total Swap Agreements								$(1,860)	$1,884	$513	$(489)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$30	$207	$64	$301	$(6)	$(417)	$(64)	$(487)	$(186)	$0	$(186)
BPS	213	0	0	213	(76)	(10)	0	(86)	127	0	127
BRC	262	0	3	265	0	(1)	0	(1)	264	(260)	4
BSH	1	0	0	1	(81)	0	0	(81)	(80)	0	(80)
CBK	71	0	0	71	(154)	0	(4)	(158)	(87)	0	(87)
CLY	18	0	0	18	0	0	0	0	18	0	18
DBL	0	0	30	30	0	0	(30)	(30)	0	0	0
DUB	0	0	0	0	(3)	(5)	0	(8)	(8)	12	4
FAR	0	110	0	110	0	(216)	0	(216)	(106)	0	(106)
GLM	3	0	84	87	(51)	(1,187)	(88)	(1,326)	(1,239)	1,240	1
GST	0	0	9	9	0	(1)	(15)	(16)	(7)	0	(7)
HUS	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
JPM	0	0	28	28	(7)	0	0	(7)	21	0	21
MBC	12	0	0	12	(7)	0	0	(7)	5	0	5
MYC	0	113	15	128	0	(219)	(4)	(223)	(95)	0	(95)
MYI	109	0	0	109	(138)	0	0	(138)	(29)	0	(29)
NGF	0	0	280	280	0	(80)	(277)	(357)	(77)	0	(77)
SAL	0	0	0	0	0	(27)	(2)	(29)	(29)	0	(29)
SCX	4	0	0	4	(9)	0	0	(9)	(5)	0	(5)
SOG	190	0	0	190	0	0	0	0	190	(280)	(90)
TOR	338	0	0	338	(1)	0	0	(1)	337	(280)	57
UAG	2	0	0	2	(31)	0	(3)	(34)	(32)	0	(32)

Total Over the Counter	$1,253	$430	$513	$2,196	$(564)	$(2,163)	$(489)	$(3,216)

(j)

Securities with an aggregate market value of $1,251 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	147

Schedule of Investments	PIMCO Strategic Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$107	$107
Swap Agreements	0	12	0	0	199	211

	$0	$12	$0	$0	$306	$318

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,253	$0	$1,253
Purchased Options	0	0	0	0	430	430
Swap Agreements	0	55	0	0	458	513

	$0	$55	$0	$1,253	$888	$2,196

	$0	$67	$0	$1,253	$1,194	$2,514

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$20	$0	$0	$0	$133	$153
Swap Agreements	0	0	0	0	154	154

	$20	$0	$0	$0	$287	$307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$564	$0	$564
Written Options	0	2	0	0	2,161	2,163
Swap Agreements	0	30	0	0	459	489

	$0	$32	$0	$564	$2,620	$3,216

	$20	$32	$0	$564	$2,907	$3,523

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,831)	$(2,831)
Swap Agreements	0	36	0	0	(572)	(536)

	$0	$36	$0	$0	$(3,403)	$(3,367)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,537	$0	$3,537
Purchased Options	0	0	0	0	(28)	(28)
Written Options	0	45	0	12	56	113
Swap Agreements	0	202	0	0	(5)	197

	$0	$247	$0	$3,549	$23	$3,819

	$0	$283	$0	$3,549	$(3,380)	$452

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$439	$439
Swap Agreements	0	(168)	0	0	(175)	(343)

	$0	$(168)	$0	$0	$264	$96

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$124	$0	$124
Purchased Options	0	0	0	0	238	238
Written Options	0	(23)	0	8	(1,140)	(1,155)
Swap Agreements	0	(258)	0	0	(27)	(285)

	$0	$(281)	$0	$132	$(929)	$(1,078)

	$0	$(449)	$0	$132	$(665)	$(982)

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,946	$0	$1,946
Corporate Bonds & Notes
Banking & Finance	0	18,632	0	18,632
Industrials	0	7,477	0	7,477
Utilities	0	1,160	0	1,160
Municipal Bonds & Notes
California	0	167	0	167
U.S. Government Agencies	0	12,937	0	12,937
U.S. Treasury Obligations	0	1,447	0	1,447
Non-Agency Mortgage-Backed Securities	0	3,771	0	3,771
Asset-Backed Securities	0	24,135	0	24,135
Sovereign Issues	0	2,220	0	2,220
Preferred Securities
Banking & Finance	0	255	0	255
Short-Term Instruments
Commercial Paper	0	747	0	747
Repurchase Agreements	0	65,630	0	65,630
Japan Treasury Bills	0	13,039	0	13,039
U.S. Treasury Bills	0	2,196	0	2,196

	$0	$155,759	$0	$155,759

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147	$0	$0	$147

Total Investments	$147	$155,759	$0	$155,906

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,373)	$0	$(4,373)
U.S. Treasury Obligations	0	(1,351)	0	(1,351)

	$0	$(5,724)	$0	$(5,724)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	276	0	317
Over the counter	0	2,196	0	2,196

	$41	$2,472	$0	$2,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(273)	0	(286)
Over the counter	0	(3,216)	0	(3,216)

	$(13)	$(3,489)	$0	$(3,502)

Total Financial Derivative Instruments	$28	$(1,017)	$0	$(989)

Totals	$175	$149,018	$0	$149,193

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	149

Schedule of Investments	PIMCO Total Return Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.7%

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 12.6%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,421

American Tower Corp.
3.375% due 10/15/2026	1,000	915

AvalonBay Communities, Inc.
1.900% due 12/01/2028	1,500	1,233

Aviation Capital Group LLC
3.875% due 05/01/2023	1,500	1,473

Bank of America Corp.
1.530% due 12/06/2025 •	1,700	1,556
4.125% due 01/22/2024	1,500	1,489

Boston Properties LP
2.550% due 04/01/2032	1,600	1,182

Charles Schwab Corp.
2.450% due 03/03/2027	1,600	1,438

Citigroup, Inc.
3.070% due 02/24/2028 •	1,600	1,428
3.200% due 10/21/2026	1,600	1,468
4.105% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,602

Duke Realty LP
3.250% due 06/30/2026	1,900	1,755

Empower Finance LP
1.357% due 09/17/2027	1,800	1,481

EPR Properties
4.500% due 04/01/2025	1,500	1,412

Equinix, Inc.
2.500% due 05/15/2031	1,600	1,235

Equitable Holdings, Inc.
4.350% due 04/20/2028	400	375

Ford Motor Credit Co. LLC
3.550% due 10/07/2022	1,500	1,501

Franklin Resources, Inc.
1.600% due 10/30/2030	1,500	1,123

GA Global Funding Trust
1.250% due 12/08/2023	2,000	1,905

Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •	1,600	1,521
2.640% due 02/24/2028 •	1,600	1,390
4.075% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,589

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,227

Healthpeak Properties, Inc.
3.500% due 07/15/2029	1,300	1,144

Intercontinental Exchange, Inc.
2.100% due 06/15/2030	1,600	1,280

JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,800	1,762
3.797% due 07/23/2024 •	1,500	1,480

Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,444

Kimco Realty Corp.
3.200% due 04/01/2032	1,600	1,302

Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,672
3.950% due 03/15/2029	500	455

Morgan Stanley
4.183% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,400

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,511

National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,344

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,283

Nuveen Finance LLC
4.125% due 11/01/2024	550	536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	$1,800	$1,756
4.750% due 01/15/2028	1,200	1,102

Physicians Realty LP
4.300% due 03/15/2027	900	843

Progressive Corp.
2.500% due 03/15/2027	1,700	1,538

Public Storage
3.094% due 09/15/2027	1,600	1,466

Realty Income Corp.
3.950% due 08/15/2027	1,400	1,316
4.875% due 06/01/2026	1,000	984

Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,500

SBA Tower Trust
1.884% due 07/15/2050	1,400	1,233
2.328% due 07/15/2052	1,700	1,432

STORE Capital Corp.
4.500% due 03/15/2028	300	286

UDR, Inc.
3.500% due 01/15/2028	1,600	1,423

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,374
3.550% due 09/29/2025	1,800	1,713

WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,680

		67,978

INDUSTRIALS 12.7%

7-Eleven, Inc.
0.800% due 02/10/2024	1,600	1,514

American Airlines Pass-Through Trust
3.000% due 04/15/2030	896	776
3.150% due 08/15/2033	1,815	1,519
3.500% due 08/15/2033	432	314
4.000% due 01/15/2027	131	112

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	1,500	1,099

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,191

Boeing Co.
1.167% due 02/04/2023	1,600	1,580

British Airways Pass-Through Trust
2.900% due 09/15/2036	794	648
3.350% due 12/15/2030	982	823

Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,340
3.187% due 11/15/2036	1,900	1,304

CDW LLC
4.125% due 05/01/2025	1,400	1,324

CenterPoint Energy Resources Corp.
3.600% (US0003M + 0.500%) due 03/02/2023 ~	1,093	1,091

Charter Communications Operating LLC
2.250% due 01/15/2029	1,700	1,333

Daimler Trucks Finance North America LLC
2.000% due 12/14/2026	1,700	1,465
3.359% (SOFRRATE + 0.500%) due 06/14/2023 ~	700	698

Dell International LLC
5.450% due 06/15/2023	427	428
6.020% due 06/15/2026	900	904

Electronic Arts, Inc.
1.850% due 02/15/2031	1,900	1,467

Elevance Health, Inc.
2.550% due 03/15/2031	1,600	1,293

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,496

Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,514

Expedia Group, Inc.
4.625% due 08/01/2027	1,400	1,317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	$1,900	$1,646

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,600	1,339

Hyatt Hotels Corp.
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~	1,700	1,700

Hyundai Capital America
1.150% due 11/10/2022	1,500	1,495
5.875% due 04/07/2025	1,800	1,805

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,600

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,424	1,172

KLA Corp.
4.650% due 11/01/2024	406	405

Masco Corp.
1.500% due 02/15/2028	1,600	1,293

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	1,600	1,407

Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	1,880

NVR, Inc.
3.000% due 05/15/2030	1,600	1,309

Oracle Corp.
2.950% due 04/01/2030	1,500	1,211
3.850% due 04/01/2060	1,300	789

Orlando Health Obligated Group
3.327% due 10/01/2050	1,600	1,131

Owens Corning
3.400% due 08/15/2026	1,600	1,476

PayPal Holdings, Inc.
2.300% due 06/01/2030	1,500	1,222

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,213

S&P Global, Inc.
2.700% due 03/01/2029	1,800	1,559

Southern Co.
3.700% due 04/30/2030	1,400	1,234

Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,062
4.600% due 06/15/2028	1,000	724

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	900	881

Thermo Fisher Scientific, Inc.
1.750% due 10/15/2028	1,700	1,424

U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	553	536

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,729	1,385
3.100% due 01/07/2030	1,031	876
4.150% due 02/25/2033	1,005	906

VMware, Inc.
1.800% due 08/15/2028	1,800	1,429

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025	1,900	1,804

Walt Disney Co.
2.650% due 01/13/2031	1,000	829

Warnermedia Holdings, Inc.
4.054% due 03/15/2029	2,200	1,903

Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,406

		68,601

UTILITIES 8.5%

Alabama Power Co.
1.450% due 09/15/2030	1,100	844

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,151

American Water Capital Corp.
3.450% due 06/01/2029	1,490	1,328

150	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Appalachian Power Co.
2.700% due 04/01/2031	$1,600	$1,281

AT&T, Inc.
2.750% due 06/01/2031	1,800	1,444

Atmos Energy Corp.
0.625% due 03/09/2023	1,200	1,181

Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,435
3.800% due 06/01/2029	1,600	1,424

Boston Gas Co.
3.001% due 08/01/2029	1,400	1,178

DTE Electric Co.
1.900% due 04/01/2028	2,000	1,704

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,316

Exelon Corp.
2.750% due 03/15/2027	1,680	1,508

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	1,015

Georgia Power Co.
3.250% due 03/15/2051	1,500	993

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,112

Metropolitan Edison Co.
4.300% due 01/15/2029	1,400	1,309

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	1,400	1,353

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	1,200	880

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,320

NextEra Energy Capital Holdings, Inc.
3.254% (US0003M + 0.270%) due 02/22/2023 ~	1,600	1,596
3.550% due 05/01/2027	1,500	1,390

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,309

Pacific Gas & Electric Co.
1.700% due 11/15/2023	1,700	1,631
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~	1,700	1,696
4.400% due 03/01/2032	1,700	1,402
4.550% due 07/01/2030	1,500	1,287

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,109
3.600% due 09/01/2023	1,300	1,285

Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,190
3.700% due 08/01/2025	1,600	1,539
4.700% due 06/01/2027	1,500	1,457

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,514

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,294

Verizon Communications, Inc.
2.355% due 03/15/2032	1,846	1,417

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,418

		46,310

Total Corporate Bonds & Notes (Cost $210,904)		182,889

MUNICIPAL BONDS & NOTES 1.3%

CALIFORNIA 0.2%

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	1,100	946

ILLINOIS 0.2%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	1,400	1,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022
4.145% due 02/01/2033	$1,400	$1,330

NEW JERSEY 0.1%

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
2.551% due 06/15/2023	500	494

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,400	1,288

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
3.683% (US0003M + 0.900%) due 07/25/2029 ~	154	154

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
2.046% due 11/01/2029	1,200	993

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	813

Total Municipal Bonds & Notes (Cost $8,219)		7,124

U.S. GOVERNMENT AGENCIES 36.9%

Fannie Mae
1.676% due 01/01/2035 •	77	77
2.059% due 07/01/2044 •	30	30
2.504% due 12/25/2036 ~	45	45
2.769% due 09/01/2035 •	8	8
2.771% due 04/01/2041 •	4	4
2.788% due 05/25/2035 ~	30	30
3.061% due 05/01/2038 •	332	339
4.826% due 12/25/2042 ~	160	154
6.500% due 06/25/2044	36	37

Federal Home Loan Bank
0.960% due 03/05/2026	12,500	11,124

Freddie Mac
0.650% due 10/22/2025	6,100	5,440
0.800% due 10/28/2026	6,100	5,285
2.059% due 02/25/2045 ~	55	56
2.375% due 12/01/2022 •	1	1
3.568% due 08/15/2036 ~	359	361
3.874% due 07/01/2030 •	6	6
4.000% due 04/01/2024 - 04/01/2048	705	670
4.500% due 02/01/2029	53	51
5.000% due 12/01/2039 - 07/01/2040	39	39
5.500% due 12/01/2036 - 07/01/2039	346	359
6.000% due 11/01/2029 - 09/01/2038	1,161	1,221
7.500% due 01/15/2023	6	5
8.000% due 11/01/2025 - 06/15/2030	87	94

Ginnie Mae
1.117% due 11/20/2067 •	1,106	1,094
1.625% (H15T1Y + 1.500%) due 09/20/2025 ~	22	22
1.625% due 07/20/2027 - 07/20/2030 •	51	51
1.750% due 12/20/2029 •	60	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% (H15T1Y + 1.500%) due 09/20/2024 ~	$4	$4
2.000% due 07/20/2027 •	58	57
2.258% due 06/20/2065 ~	1,621	1,609
2.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	28	29
2.625% due 02/20/2027 •	14	13
2.817% due 02/20/2067 •	556	551
2.872% due 10/20/2062 •	2,056	2,040
2.875% (H15T1Y + 1.500%) due 06/20/2023 ~	3	3
2.875% due 05/20/2027 - 06/20/2027 •	29	29
2.957% due 07/20/2065 ~	1,211	1,200
2.957% due 08/20/2065 - 10/20/2065 •	1,699	1,684
3.007% due 11/20/2065 •	393	392
3.107% due 08/20/2066 ~	1,030	1,024
3.157% due 05/20/2066 - 07/20/2066 •	2,564	2,550
3.157% due 06/20/2066 ~	1,012	1,007
3.257% due 04/20/2066 ~	368	366
3.277% due 07/20/2065 •	2,015	2,007
3.664% due 07/20/2062 ~	1,207	1,203
4.000% due 09/15/2049 - 02/15/2050	220	209
4.500% due 04/20/2048 - 05/20/2048	721	702
5.000% due 07/15/2034 - 07/20/2049	2,378	2,384
8.000% due 12/15/2022 - 08/15/2024	1	0

Tennessee Valley Authority STRIPS
1.500% due 09/15/2031	1,700	1,359

Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	64,162	56,067
3.500% due 06/01/2024 - 07/01/2052	9,137	8,685
4.000% due 08/01/2025 - 06/01/2049	924	877
4.500% due 05/01/2023 - 12/01/2040	273	267
5.500% due 01/01/2025 - 02/01/2040	938	964
6.000% due 04/01/2023 - 01/01/2039	927	969
6.500% due 07/01/2031 - 10/01/2037	6	7

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052	23,100	20,108
3.500% due 10/01/2052 - 11/01/2052	51,000	45,893
4.000% due 10/01/2052	10,000	9,282
4.500% due 10/01/2052 - 11/01/2052	4,700	4,475
5.000% due 11/01/2052	5,300	5,158

Total U.S. Government Agencies (Cost $212,845)		199,836

U.S. TREASURY OBLIGATIONS 11.8%

U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,229
1.375% due 08/15/2050	8,900	5,159
1.625% due 11/15/2050	8,400	5,219
1.875% due 02/15/2041	1,100	780
1.875% due 11/15/2051	1,200	794
2.000% due 11/15/2041	1,100	788
2.000% due 02/15/2050	1,000	688
2.250% due 05/15/2041	6,300	4,766
2.375% due 02/15/2042	1,700	1,303
2.500% due 02/15/2045	900	687
2.750% due 11/15/2042	700	568
2.875% due 05/15/2043 (f)	1,800	1,485
2.875% due 08/15/2045	500	408
2.875% due 05/15/2049 (h)	700	584
3.000% due 05/15/2042	400	341
3.000% due 05/15/2045	14,700	12,284

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	151

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 02/15/2043 (f)	$2,400	$2,065
3.125% due 08/15/2044	1,200	1,027
3.250% due 05/15/2042	7,600	6,747
3.375% due 05/15/2044 (h)	500	446
3.625% due 08/15/2043	2,100	1,960
3.625% due 02/15/2044	1,500	1,396
3.750% due 11/15/2043	1,300	1,236

U.S. Treasury Notes
2.875% due 05/15/2032	1,200	1,110

Total U.S. Treasury Obligations (Cost $90,780)		64,070

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.6%

Ashford Hospitality Trust
3.818% due 06/15/2035 ~	1,800	1,746

BAMLL Commercial Mortgage Securities Trust
3.868% due 09/15/2038 •	1,800	1,720

Banc of America Funding Trust
3.261% due 05/25/2035 ~	128	124

BANK
3.507% due 03/15/2064 ~	1,500	1,306

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,295

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,633	1,355

Bear Stearns Adjustable Rate Mortgage Trust
2.513% due 04/25/2033 ~	25	26
2.702% due 01/25/2035 ~	252	255
3.938% due 02/25/2036 ^~	95	84

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	540	512
3.531% due 09/25/2035 ^~	102	66

BSST Mortgage Trust
4.146% due 02/15/2037 •	1,600	1,548

BWAY Mortgage Trust
4.068% due 09/15/2036 •	1,800	1,739

BX Commercial Mortgage Trust
3.548% due 10/15/2036 ~	1,700	1,626

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.314% due 10/25/2035 •	198	183

Citigroup Commercial Mortgage Trust
3.998% due 10/15/2036 •	1,700	1,638

Citigroup Mortgage Loan Trust
3.790% due 09/25/2035 ~	185	180
5.410% due 10/25/2035 •	37	35

Colony Mortgage Capital Ltd.
3.947% due 11/15/2038 •	1,700	1,631

Countrywide Home Loan Mortgage Pass-Through Trust
2.522% due 02/20/2035 ~	1	1
5.910% due 02/20/2036 ^~	57	48

Credit Suisse Commercial Mortgage Trust
3.785% due 06/15/2034 •	1,079	1,043

Credit Suisse First Boston Mortgage Securities Corp.
3.408% due 09/25/2033 ~	534	534
5.297% due 06/25/2032 ~	34	33

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	978	930
3.000% due 11/25/2056 ~	1,432	1,188
4.218% due 07/15/2038 •	1,900	1,824

CRSNT Commercial Mortgage Trust
3.640% due 04/15/2036 •	1,500	1,435

DBGS Mortgage Trust
3.613% due 06/15/2033 •	2,000	1,922

DOLP Trust
2.956% due 05/10/2041	1,900	1,530

Extended Stay America Trust
3.898% due 07/15/2038 •	4,572	4,436

GCAT Trust
3.000% due 07/25/2043 ~	1,551	1,287

GCT Commercial Mortgage Trust
3.618% due 02/15/2038 ~	1,900	1,835

GS Mortgage Securities Trust
1.944% due 11/10/2045 ~(a)	128	0
3.621% due 10/10/2035	1,400	1,294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	$1,447	$1,156

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,462	1,168
3.000% due 08/26/2052 ~	1,918	1,583

HomeBanc Mortgage Trust
3.584% due 03/25/2035 ~	1,090	923

Hundred Acre Wood Trust
3.131% due 10/25/2051 •	1,432	1,338

IndyMac Adjustable Rate Mortgage Trust
3.293% due 01/25/2032 ~	3	3

IndyMac INDX Mortgage Loan Trust
3.019% due 11/25/2035 ^~	587	522

JP Morgan Chase Commercial Mortgage Securities Trust
4.028% due 06/15/2035 •	1,454	1,413
4.268% due 12/15/2031 •	901	894

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,616	1,291
3.000% due 01/25/2052 ~	1,517	1,259
3.000% due 03/25/2052 ~	1,590	1,319
3.082% due 07/25/2035 ~	63	64
3.500% due 09/25/2052 ~	1,661	1,462

JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	1,756	1,705

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,294

LUXE Commercial Mortgage Trust
3.868% due 10/15/2038 ~	1,700	1,646

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,272

MFA Trust
1.479% due 03/25/2065 ~	531	515

Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,038	1,014

Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,897	1,810
3.987% due 12/15/2023 •	1,700	1,658

Morgan Stanley Mortgage Loan Trust
3.190% due 06/25/2036 ~	1,159	1,119

Natixis Commercial Mortgage Securities Trust
3.768% due 08/15/2038 •	1,700	1,623

NYO Commercial Mortgage Trust
3.913% due 11/15/2038 •	1,700	1,598

OBX Trust
2.500% due 10/25/2051 ~	1,542	1,232
3.000% due 02/25/2052 ~	1,523	1,263

One New York Plaza Trust
3.768% due 01/15/2036 •	1,500	1,441

Prime Mortgage Trust
3.484% due 02/25/2034 •	32	31

Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~	1,600	1,585

Residential Funding Mortgage Securities, Inc. Trust
4.857% due 02/25/2036 ^~	75	64

Sequoia Mortgage Trust
3.633% due 04/19/2027 •	149	143

SFO Commercial Mortgage Trust
3.968% due 05/15/2038 •	1,000	952

SREIT Trust
3.518% due 10/15/2038 •	1,700	1,625

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	323	312

Structured Asset Mortgage Investments Trust
3.653% due 09/19/2032 ~	34	32

Tharaldson Hotel Portfolio Trust
3.693% due 11/11/2034 ~	810	789

Towd Point HE Trust
0.918% due 02/25/2063 ~	721	680

UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,142	1,703
2.500% due 12/25/2051 ~	1,494	1,194
3.000% due 01/25/2052 ~	1,701	1,412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.231% due 11/25/2051 ~	$1,583	$1,484
3.281% due 09/25/2051 ~	1,550	1,457

VASA Trust
3.718% due 07/15/2039 •	1,900	1,812

WaMu Mortgage Pass-Through Certificates Trust
3.664% due 10/25/2045 •	94	89

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~	1,500	1,324

Total Non-Agency Mortgage-Backed Securities (Cost $97,693)		89,682

ASSET-BACKED SECURITIES 5.7%

BDS Ltd.
4.818% due 03/19/2039 ~	3,100	3,024

Carvana Auto Receivables Trust
2.570% due 05/12/2025	1,307	1,294

EMC Mortgage Loan Trust
3.824% due 05/25/2040 •	316	293

Flagship Credit Auto Trust
4.030% due 12/15/2026	1,400	1,369

Fremont Home Loan Trust
3.144% due 01/25/2037 •	41	19

FS Rialto Issuer LLC
4.184% due 01/19/2039 •	1,900	1,859

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	1,018	1,002

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025	1,600	1,583

Home Equity Asset Trust
3.984% due 11/25/2034 •	56	56

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,432

Mariner Finance Issuance Trust
1.860% due 03/20/2036	1,700	1,428

MASTR Asset-Backed Securities Trust
3.774% due 03/25/2035 •	164	164

MF1 LLC
5.659% due 09/17/2037 ~	1,400	1,387

MF1 Ltd.
5.174% due 06/19/2037 •	2,900	2,846

Morgan Stanley IXIS Real Estate Capital Trust
3.134% due 11/25/2036 •	12	5

Mosaic Solar Loan Trust
2.640% due 01/20/2053	1,488	1,297

Navient Private Education Loan Trust
4.268% due 07/16/2040 •	1,457	1,448

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.329% due 01/25/2036 •	202	200

Residential Asset Securities Corp. Trust
3.504% due 06/25/2036 ~	189	189

SBA Tower Trust
3.869% due 10/15/2049 þ	1,900	1,839

Securitized Asset-Backed Receivables LLC Trust
3.204% due 12/25/2036 ^~	585	158

SLM Student Loan Trust
2.933% due 10/25/2029 •	327	324

Structured Asset Investment Loan Trust
3.984% due 09/25/2034 •	170	165
4.209% due 07/25/2033 ~	1,205	1,181

Sunrun Demeter Issuer
2.270% due 01/30/2057	1,640	1,267

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,855	1,755

VMC Finance LLC
4.184% due 02/18/2039 •	3,300	3,185

Total Asset-Backed Securities (Cost $32,686)		30,769

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (d) 0.5%
		2,708

152	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
2.571% due 10/27/2022 (b)(c)	$400	$399

Total Short-Term Instruments (Cost $3,107)		3,107

Total Investments in Securities (Cost $656,234)		577,477

	SHARES
INVESTMENTS IN AFFILIATES 6.7%

SHORT-TERM INSTRUMENTS 6.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%

PIMCO Short Asset Portfolio	1,728,432	16,909

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	1,976,075	$19,186

Total Short-Term Instruments (Cost $36,455)		36,095

Total Investments in Affiliates (Cost $36,455)		36,095

Total Investments 113.4% (Cost $692,689)		$613,572

Financial Derivative Instruments (e)(g) (0.3)% (Cost or Premiums, net $2,748)		(1,291)

Other Assets and Liabilities, net (13.1)%		(71,061)

Net Assets 100.0%		$541,220

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$2,708	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(2,762)	$2,708	$2,708

Total Repurchase Agreements						$(2,762)	$2,708	$2,708

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$2,800	$(2,318)	$(2,268)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	6,800	(5,870)	(5,693)

Total Short Sales (1.5)%				$(8,188)	$(7,961)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,708	$0	$0	$2,708	$(2,762)	$(54)

Total Borrowings and Other Financing Transactions	$2,708	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	153

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	153	$383	$(175)	$(508)

Total Written Options					$(175)	$(508)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	129	$	14,456	$(730)	$0	$(50)
U.S. Treasury 10-Year Ultra December Futures	12/2022	17		2,014	(118)	0	(9)
U.S. Treasury 30-Year Bond December Futures	12/2022	25		3,160	(263)	0	(16)

					$(1,111)	$0	$(75)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	51	$	(5,483)	$198	$13	$0

Total Futures Contracts					$(913)	$13	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	1.126%	$	1,600	$20	$(22)	$(2)	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	1.053		1,700	8	(8)	0	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906		1,800	(9)	(44)	(53)	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		1,800	(12)	(51)	(63)	2	0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606		1,700	12	(10)	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259		1,800	12	(27)	(15)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375		1,700	23	(47)	(24)	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308		1,700	338	(166)	172	3	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.549		1,600	(17)	(15)	(32)	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286		1,700	39	(57)	(18)	0	(1)

							$414	$(447)	$(33)	$10	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-38 5-Year Index	(1.000)%	Quarterly	06/20/2027	$	23,500	$(22)	$8	$(14)	$0	$(2)

154	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(427)	$(445)	$0	$(17)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(742)	(783)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(99)	(112)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	2,500	(16)	(71)	(87)	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	309	75	384	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	588	3,120	158	0

						$2,753	$(676)	$2,077	$168	$(72)

Total Swap Agreements						$3,145	$(1,115)	$2,030	$178	$(75)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$13	$178	$191		$(508)	$(75)	$(75)	$(658)

(f)

Securities with an aggregate market value of $3,510 and cash of $3,654 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697%	04/02/2024	6,300	$(50)	$(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(49)	(86)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	4,800	(31)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	4,800	(31)	(61)

							$(161)	$(178)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	155

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$	99.406	11/07/2022	2,200	$(17)	$(96)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052		98.953	10/06/2022	8,800	(44)	(550)

						$(61)	$(646)

Total Written Options						$(222)	$(824)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GLM	$0	$0	$0	$0	$0	$(105)	$0	$(105)	$(105)	$0	$(105)
JPM	0	0	0	0	0	(96)	0	(96)	(96)	0	(96)
NGF	0	0	0	0	0	(73)	0	(73)	(73)	0	(73)
SAL	0	0	0	0	0	(550)	0	(550)	(550)	469	(81)

Total Over the Counter	$0	$0	$0	$0	$0	$(824)	$0	$(824)

(h)

Securities with an aggregate market value of $469 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	10	0	0	168	178

	$0	$10	$0	$0	$181	$191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$508	$508
Futures	0	0	0	0	75	75
Swap Agreements	0	3	0	0	72	75

	$0	$3	$0	$0	$655	$658

Over the counter
Written Options	$0	$0	$0	$0	$824	$824

	$0	$3	$0	$0	$1,479	$1,482

156	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,849)	$(1,849)
Swap Agreements	0	(504)	0	0	(177)	(681)

	$0	$(504)	$0	$0	$(2,026)	$(2,530)

Over the counter
Purchased Options	$0	$0	$0	$0	$(17)	$(17)
Written Options	0	0	0	0	(384)	(384)

	$0	$0	$0	$0	$(401)	$(401)

	$0	$(504)	$0	$0	$(2,427)	$(2,931)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(286)	$(286)
Futures	0	0	0	0	190	190
Swap Agreements	0	(206)	0	0	(560)	(766)

	$0	$(206)	$0	$0	$(656)	$(862)

Over the counter
Written Options	$0	$0	$0	$0	$316	$316

	$0	$(206)	$0	$0	$(340)	$(546)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,978	$0	$67,978
Industrials	0	68,601	0	68,601
Utilities	0	46,310	0	46,310
Municipal Bonds & Notes
California	0	946	0	946
Illinois	0	1,106	0	1,106
Louisiana	0	1,330	0	1,330
New Jersey	0	494	0	494
New York	0	1,288	0	1,288
Pennsylvania	0	154	0	154
Texas	0	993	0	993
West Virginia	0	813	0	813
U.S. Government Agencies	0	199,836	0	199,836
U.S. Treasury Obligations	0	64,070	0	64,070
Non-Agency Mortgage-Backed Securities	0	89,682	0	89,682
Asset-Backed Securities	0	30,769	0	30,769
Short-Term Instruments
Repurchase Agreements	0	2,708	0	2,708
U.S. Treasury Bills	0	399	0	399

	$0	$577,477	$0	$577,477

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,095	$0	$0	$36,095

Total Investments	$36,095	$577,477	$0	$613,572

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,961)	$0	$(7,961)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$191	$0	$191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(658)	0	(658)
Over the counter	0	(824)	0	(824)

	$0	$(1,482)	$0	$(1,482)

Total Financial Derivative Instruments	$0	$(1,291)	$0	$(1,291)

Totals	$36,095	$568,225	$0	$604,320

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	157

Schedule of Investments	PIMCO Total Return Fund IV

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.5%

CORPORATE BONDS & NOTES 35.9%

BANKING & FINANCE 15.3%

Agree LP
2.900% due 10/01/2030		$1,100	$880

AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,980

Aon Corp.
2.800% due 05/15/2030		1,100	914

Aviation Capital Group LLC
5.500% due 12/15/2024		1,000	969

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		1,200	1,010

Bank of America Corp.
3.841% due 04/25/2025 •		800	779

BNP Paribas SA
2.871% due 04/19/2032 •		1,000	757

BNZ International Funding Ltd.
2.650% due 11/03/2022		800	799

Boston Properties LP
2.450% due 10/01/2033		900	635

Brandywine Operating Partnership LP
3.950% due 02/15/2023		900	896

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,021

Citigroup, Inc.
4.993% (US0003M + 1.250%) due 07/01/2026 ~		1,000	996

Credit Suisse AG
3.700% due 02/21/2025		1,000	940

Danske Bank AS
1.621% due 09/11/2026 •		1,200	1,040

Deutsche Bank AG
3.300% due 11/16/2022		2,900	2,892
3.961% due 11/26/2025 •		2,800	2,616

EPR Properties
4.500% due 04/01/2025		1,400	1,318

Equinix, Inc.
2.500% due 05/15/2031		1,200	926

GA Global Funding Trust
1.250% due 12/08/2023		1,000	952

Globe Life, Inc.
2.150% due 08/15/2030		1,000	779

Goldman Sachs Group, Inc.
4.543% (US0003M + 1.750%) due 10/28/2027 ~		900	896

Host Hotels & Resorts LP
3.875% due 04/01/2024		2,900	2,823

Hudson Pacific Properties LP
4.650% due 04/01/2029		1,100	979

ING Groep NV
4.017% due 03/28/2028 •		800	727

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,037

LeasePlan Corp. NV
2.875% due 10/24/2024		1,200	1,127

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	2,100	1,291

Mid-America Apartments LP
4.200% due 06/15/2028		$700	654

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		900	800

Norinchukin Bank
2.080% due 09/22/2031		1,000	765

Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	288
5.250% due 01/15/2026		1,400	1,356

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	933

Public Storage
0.500% due 09/09/2030	EUR	800	587

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
2.328% due 07/15/2052	$900	$758

Societe Generale SA
1.792% due 06/09/2027 •	1,200	1,000

Standard Chartered PLC
0.991% due 01/12/2025 •	1,200	1,125
3.971% due 03/30/2026 •	800	753

Stifel Financial Corp.
4.000% due 05/15/2030	1,300	1,121

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	900	725

Wells Fargo & Co.
3.526% due 03/24/2028 •	800	725

		44,569

INDUSTRIALS 11.1%

American Airlines Pass-Through Trust
3.200% due 12/15/2029	890	776
3.500% due 08/15/2033	1,124	817

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	800	586

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,200	1,099

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	900	575

Boardwalk Pipelines LP
3.400% due 02/15/2031	700	564

Broadcom, Inc.
3.469% due 04/15/2034	1,200	902

CGI, Inc.
1.450% due 09/14/2026	1,000	866

Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,000	953

Dell International LLC
5.450% due 06/15/2023	373	374

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,056	897

Electronic Arts, Inc.
1.850% due 02/15/2031	1,400	1,081

Elevance Health, Inc.
2.550% due 03/15/2031	1,200	969

Expedia Group, Inc.
3.250% due 02/15/2030	1,100	894

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,200	1,004

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	800	718

Hyundai Capital America
1.000% due 09/17/2024	450	411

Imperial Brands Finance PLC
3.125% due 07/26/2024	1,500	1,436

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,600	1,219

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,335	1,099

Masco Corp.
1.500% due 02/15/2028	1,200	970

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,100	950
4.810% due 09/17/2030	800	649

NVR, Inc.
3.000% due 05/15/2030	1,100	900

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (d)(e)	937	2

Orlando Health Obligated Group
3.327% due 10/01/2050	800	566

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,200	910

Southern Co.
3.700% due 04/30/2030	1,000	881

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	1,100	797

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	1,685	1,461

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

T-Mobile USA, Inc.
3.400% due 10/15/2052	$900	$596

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,092	875

VMware, Inc.
1.800% due 08/15/2028	1,000	794

Walt Disney Co.
2.650% due 01/13/2031	900	746

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	900	806

Wipro IT Services LLC
1.500% due 06/23/2026	1,200	1,047

Wynn Las Vegas LLC
5.500% due 03/01/2025	2,400	2,250

		32,440

UTILITIES 9.5%

Appalachian Power Co.
2.700% due 04/01/2031	1,200	961

Arizona Public Service Co.
2.200% due 12/15/2031	1,000	749

AT&T, Inc.
2.750% due 06/01/2031	1,300	1,043

Boston Gas Co.
3.001% due 08/01/2029	1,200	1,010

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,200	987

Enel Finance International NV
1.375% due 07/12/2026	1,000	846
2.250% due 07/12/2031	1,000	696

Entergy Corp.
2.950% due 09/01/2026	2,700	2,471

Georgia Power Co.
3.250% due 03/15/2051	1,100	728

MidAmerican Energy Co.
2.700% due 08/01/2052	1,000	631

Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,582

New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	947
2.150% due 10/01/2031	900	699

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030	1,300	1,039

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)	1,465	839

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	30	29

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(b)	2,334	458

Public Service Co. of Oklahoma
2.200% due 08/15/2031	900	702

Rio Oil Finance Trust
9.250% due 07/06/2024	290	293
9.750% due 01/06/2027	2,128	2,206

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,200	926

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,388

Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,111
3.277% (SOFRRATE + 0.470%) due 12/02/2022 ~	1,000	999
4.700% due 06/01/2027	800	777

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,000	924

Verizon Communications, Inc.
2.550% due 03/21/2031	1,400	1,119
2.850% due 09/03/2041	900	603

		27,763

Total Corporate Bonds & Notes (Cost $124,428)		104,772

158	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.2%

LOUISIANA 0.3%

Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022
4.145% due 02/01/2033	$800	$760

NEW YORK 0.3%

New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,100	1,012

TEXAS 0.3%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
4.507% due 11/01/2051	1,000	875

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	813

Total Municipal Bonds & Notes (Cost $3,900)		3,460

U.S. GOVERNMENT AGENCIES 35.7%

Fannie Mae
1.066% due 02/25/2033 ~	2,272	1,858
3.000% due 10/25/2040	659	616
3.061% due 05/01/2038 •	566	578
3.211% due 01/01/2036 •	1,004	1,029

Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	334	335
5.500% due 04/01/2038	99	103

Ginnie Mae
0.000% due 11/20/2039 (a)(d)	2,532	2,196
2.230% due 05/20/2047 •	626	597
2.807% due 04/20/2065 ~	355	353
2.817% due 02/20/2067 •	1,371	1,360
2.827% due 06/20/2067 •	204	202
2.977% due 09/20/2065 •	1,568	1,551
3.000% due 11/15/2049	655	579
3.107% due 08/20/2066 ~	1,951	1,940
3.107% due 08/20/2067 •	1,167	1,162
3.157% due 05/20/2066 •	1,846	1,833
3.157% due 06/20/2066 ~	1,720	1,712
3.379% due 06/20/2067 •	2,232	2,212
4.000% due 09/15/2049	374	355
5.000% due 05/15/2047 - 09/15/2047	95	95

Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 08/01/2052	14,458	12,639
3.500% due 03/01/2048	80	73
4.000% due 11/01/2047	3,147	2,978
4.500% due 02/01/2031 - 07/01/2042	114	109
5.500% due 02/01/2036 - 05/01/2036	45	47

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	1,000	837
3.000% due 11/01/2052	29,800	25,940
3.500% due 10/01/2052	17,914	16,127
4.000% due 10/01/2052	11,900	11,045
4.500% due 11/01/2052	5,000	4,759
5.000% due 11/01/2052	9,000	8,758

Total U.S. Government Agencies (Cost $109,291)		103,978

U.S. TREASURY OBLIGATIONS 10.6%

U.S. Treasury Bonds
1.375% due 11/15/2040	11,100	7,182
1.375% due 08/15/2050	3,500	2,029
1.625% due 11/15/2050	200	124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 11/15/2051		$1,000	$662
2.375% due 02/15/2042		500	383
2.500% due 02/15/2045		8,000	6,106
2.750% due 08/15/2042		400	325
2.875% due 05/15/2049		2,800	2,336
3.125% due 02/15/2043 (h)		1,930	1,661
3.125% due 08/15/2044		4,700	4,021
3.250% due 05/15/2042		4,300	3,817
3.750% due 11/15/2043 (h)		2,500	2,377

Total U.S. Treasury Obligations (Cost $41,349)			31,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.6%

Alba PLC
2.434% due 03/17/2039 •	GBP	2,391	2,517

Ashford Hospitality Trust
3.818% due 06/15/2035 ~		$3,000	2,910

Banc of America Funding Trust
3.261% due 05/25/2035 ~		654	635

Bear Stearns Adjustable Rate Mortgage Trust
2.548% due 02/25/2033 ~		16	16

CD Mortgage Trust
3.348% due 11/10/2049		1,937	1,863

Chase Mortgage Finance Trust
2.448% due 02/25/2037 ~		7	7

Credit Suisse First Boston Mortgage Securities Corp.
3.408% due 09/25/2033 ~		1	1

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	1,339	1,437

Eurosail PLC
3.176% (BP0003M + 0.950%) due 06/13/2045 ~		4,596	5,068
3.176% due 06/13/2045 •		2,335	2,585

FirstMac Mortgage Funding Trust
3.365% due 03/08/2049 ~	AUD	709	453
3.615% due 03/08/2049 ~		1,500	959

Great Hall Mortgages PLC
3.657% due 06/18/2039 ~		$896	882

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •		800	803

GS Mortgage Securities Trust
3.278% due 11/10/2049 ~		2,901	2,792

GSR Mortgage Loan Trust
2.997% due 01/25/2035 ~		210	196

HomeBanc Mortgage Trust
3.584% due 03/25/2035 ~		278	236

Impac CMB Trust
3.864% due 10/25/2034 ~		1,038	1,000

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		879	774

JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		2,945	2,813

Landmark Mortgage Securities PLC
2.180% due 04/17/2044 ~	GBP	260	272

Ludgate Funding PLC
2.768% due 12/01/2060 •		1,968	2,055

Mansard Mortgages PLC
1.945% due 04/15/2047 ~		573	607

MASTR Adjustable Rate Mortgages Trust
3.819% due 11/21/2034 ~		$410	389

Merrill Lynch Mortgage Investors Trust
2.742% due 01/25/2029 •		68	66
3.584% due 11/25/2035 ~		122	115

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		5,243	4,918

Morgan Stanley Capital Trust
3.436% due 12/15/2049		1,897	1,810

Resloc UK PLC
0.000% due 12/15/2043 ~	EUR	3,543	3,233

Ripon Mortgages PLC
3.178% due 08/28/2056 ~	GBP	1,300	1,389

Structured Adjustable Rate Mortgage Loan Trust
3.808% due 09/25/2034 ~		$914	909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tharaldson Hotel Portfolio Trust
3.693% due 11/11/2034 ~		$2,430	$2,366

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	911	1,015

UWM Mortgage Trust
2.500% due 11/25/2051 ~		$1,118	889

WaMu Mortgage Pass-Through Certificates Trust
3.624% due 07/25/2045 •		74	70
3.664% due 10/25/2045 •		1,652	1,558

Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		3,596	3,436
3.486% due 12/15/2059		4,137	3,999

Total Non-Agency Mortgage-Backed Securities (Cost $64,824)			57,043

ASSET-BACKED SECURITIES 2.8%

Countrywide Asset-Backed Certificates Trust
3.624% due 12/25/2034 ~		1,805	1,708

Flagship Credit Auto Trust
4.030% due 12/15/2026		800	782

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025		1,000	989

LL ABS Trust
3.760% due 11/15/2029		592	581

Merrill Lynch Mortgage Investors Trust
3.879% due 09/25/2035 •		474	464

SBA Tower Trust
3.869% due 10/15/2049 þ		1,100	1,065

SLM Student Loan Trust
2.903% due 01/25/2027 •		246	245

SoFi Professional Loan Program LLC
4.034% due 01/25/2039 ~		208	207

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		1,522	1,440

Wells Fargo Home Equity Asset-Backed Securities Trust
4.084% due 10/25/2034 ~		687	663

Total Asset-Backed Securities (Cost $8,385)			8,144

SOVEREIGN ISSUES 1.4%

Chile Government International Bond
3.500% due 01/31/2034		900	736

Peru Government International Bond
6.350% due 08/12/2028	PEN	3,700	850
8.200% due 08/12/2026		1,000	261

Province of Ontario
1.550% due 11/01/2029	CAD	1,200	746

Province of Quebec
6.350% due 01/30/2026		$600	629

Romania Government International Bond
3.000% due 02/27/2027		900	762

Total Sovereign Issues (Cost $4,959)			3,984

SHORT-TERM INSTRUMENTS 10.3%

REPURCHASE AGREEMENTS (f) 7.6%
			22,244

SHORT-TERM NOTES 1.0%

Federal Home Loan Bank
2.980% due 01/06/2023 •		2,900	2,900

ISRAEL TREASURY BILLS 1.7%
0.864% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	18,000	4,994

Total Short-Term Instruments (Cost $30,495)			30,138

Total Investments in Securities (Cost $387,631)			342,542

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	159

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	1,513,914	$14,699

Total Short-Term Instruments (Cost $14,700)		14,699

Total Investments in Affiliates (Cost $14,700)		14,699

Total Investments 122.5% (Cost $402,331)		$357,241

Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(511))		1,273

Other Assets and Liabilities, net (22.9)%		(66,953)

Net Assets 100.0%		$291,561

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.950%	09/30/2022	10/03/2022	$20,500	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	$(20,887)	$20,500	$20,505
FICC	1.150	09/30/2022	10/03/2022	1,744	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(1,779)	1,744	1,744

Total Repurchase Agreements						$(22,666)	$22,244	$22,249

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$20,505	$0	$0	$20,505	$(20,887)	$(382)
FICC	1,744	0	0	1,744	(1,779)	(35)

Total Borrowings and Other Financing Transactions	$22,249	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

160	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(19) at a weighted average interest rate of 0.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	44	$	4,730	$(171)	$0	$(12)
U.S. Treasury 10-Year Note December Futures	12/2022	130		14,568	(677)	0	(51)
United Kingdom Long Gilt December Futures	12/2022	18		1,937	(271)	0	(15)

					$(1,119)	$0	$(78)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BTP December Futures	12/2022	6	$	(658)	$30	$2	$(7)
Euro-Bund 10-Year Bond December Futures	12/2022	94		(12,758)	634	38	(91)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	7		(906)	42	4	(6)
Japan Government 10-Year Bond December Futures	12/2022	1		(1,025)	2	0	(2)

					$708	$44	$(106)

Total Futures Contracts					$(411)	$44	$(184)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.819%	EUR	1,000	$(6)	$(34)	$(40)	$0	$(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.081		1,100	(154)	107	(47)	0	(1)

							$(160)	$73	$(87)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-38 5-Year Index	(1.000)%	Quarterly	06/20/2027	$	9,600	$(12)	$6	$(6)	$0	$(1)
iTraxx Europe Main 38 5-Year Index	(1.000)	Quarterly	12/20/2027	EUR	3,700	34	22	56	0	(3)

						$22	$28	$50	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	2,900	$888	$3	$891	$1	$(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,780,000	8	11	19	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,600,000	24	(35)	(11)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		10,000	4	(4)	0	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	170	169	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		70,000	0	14	14	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		49,000	0	9	9	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		32,000	0	5	5	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	82	11	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		153,000	42	48	90	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	131	20	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		63,000	(1)	76	75	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		14,000	0	17	17	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	19	30	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		49,000	0	57	57	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	161

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570%	Semi-Annual	03/19/2051	JPY	18,000	$0	$20	$20	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		10,000	0	11	11	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		53,000	33	34	67	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052		28,000	0	26	26	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052		49,000	0	43	43	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$	19,000	(1,216)	(497)	(1,713)	0	(65)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		1,300	280	39	319	16	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	15,100	(133)	(1,653)	(1,786)	27	0

							$(243)	$(1,374)	$(1,617)	$47	$(127)

Total Swap Agreements							$(381)	$(1,273)	$(1,654)	$47	$(135)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$44	$47	$91	$0		$(184)		$(136)	$(320)

(h)

Securities with an aggregate market value of $2,009 and cash of $2083 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	AUD	1,143		$798	$66	$0
	11/2022	JPY	160,200		1,128	16	0
	12/2022		$60	ILS	202	0	(3)
	03/2023	ILS	496		$146	5	0
	04/2023		2,976		907	61	0
	05/2023	PEN	523		132	3	0

BPS	10/2022	CAD	1,183		897	41	0
	10/2022	GBP	116		124	0	(5)
	10/2022	PEN	1,441		353	0	(9)
	10/2022		$344	GBP	299	0	(10)
	03/2023	ILS	954		$281	10	0

162	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2022	GBP	175		$194	$0	$(1)
	10/2022	PEN	2,075		535	14	0
	10/2022		$904	PEN	3,516	0	(22)
	12/2022	PEN	3,571		$918	29	0
	12/2022		$688	PEN	2,687	0	(19)
	01/2023	ILS	2,999		$949	101	0
	01/2023	PEN	1,441		365	7	0
	03/2023	ILS	2,219		654	25	0
	03/2023	PEN	1,174		300	10	0
	03/2023		$43	PEN	170	0	(1)
	04/2023	ILS	2,382		$730	53	0
	04/2023	PEN	1,847		468	12	0
	05/2023	ILS	3,173		962	58	0

DUB	11/2022	JPY	24,854		186	13	0
	03/2023	ILS	2,678		790	30	0

GLM	12/2022		$242	PEN	965	0	(2)

JPM	10/2022		334	CNH	2,317	0	(9)
	11/2022		1,624	JPY	230,200	0	(27)

MBC	10/2022		246	EUR	243	0	(7)
	11/2022	JPY	64,900		$452	2	0
	05/2023	CNH	4,499		670	36	0

MYI	10/2022	MXN	170		8	0	0
	10/2022		$4,016	EUR	4,162	64	0
	10/2022		16,659	GBP	15,389	524	0
	11/2022	EUR	4,218		$4,078	0	(64)
	11/2022	GBP	15,389		16,668	0	(525)

RBC	11/2022	AUD	2,108		1,505	156	0

SCX	10/2022		$13	CLP	11,813	0	0
	11/2022	AUD	1,401		$982	86	0

SOG	10/2022	EUR	4,405		4,433	116	0

TOR	10/2022		$549	CAD	749	0	(7)
	11/2022	CAD	749		$549	7	0
	11/2022	JPY	12,722		95	7	0

UAG	10/2022	CNH	4,329		620	14	0
	10/2022	GBP	15,905		18,506	747	0
	10/2022		$284	CNH	1,981	0	(7)
	10/2022		585	GBP	508	0	(18)
	05/2023		620	CNH	4,299	0	(14)

Total Forward Foreign Currency Contracts						$2,313	$(750)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.219%	$	3,100	$(130)	$69	$0	$(61)

Total Swap Agreements								$(130)	$69	$0	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$151	$0	$0	$151	$(3)	$0	$0	$(3)	$148	$0	$148
BPS	51	0	0	51	(24)	0	0	(24)	27	0	27
CBK	309	0	0	309	(43)	0	0	(43)	266	(260)	6
DUB	43	0	0	43	0	0	0	0	43	0	43

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	163

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GLM	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
GST	0	0	0	0	0	0	(61)	(61)	(61)	0	(61)
JPM	0	0	0	0	(36)	0	0	(36)	(36)	0	(36)
MBC	38	0	0	38	(7)	0	0	(7)	31	(20)	11
MYI	588	0	0	588	(589)	0	0	(589)	(1)	0	(1)
RBC	156	0	0	156	0	0	0	0	156	0	156
SCX	86	0	0	86	0	0	0	0	86	0	86
SOG	116	0	0	116	0	0	0	0	116	0	116
TOR	14	0	0	14	(7)	0	0	(7)	7	0	7
UAG	761	0	0	761	(39)	0	0	(39)	722	(860)	(138)

Total Over the Counter	$2,313	$0	$0	$2,313	$(750)	$0	$(61)	$(811)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44	$44
Swap Agreements	0	0	0	0	47	47

	$0	$0	$0	$0	$91	$91

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,313	$0	$2,313

	$0	$0	$0	$2,313	$91	$2,404

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$184	$184
Swap Agreements	0	8	0	0	128	136

	$0	$8	$0	$0	$312	$320

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$750	$0	$750
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$750	$0	$811

	$0	$69	$0	$750	$312	$1,131

164	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(700)	$(700)
Swap Agreements	0	(185)	0	0	416	231

	$0	$(185)	$0	$0	$(284)	$(469)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,469	$0	$3,469
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$3,469	$0	$3,484

	$0	$(170)	$0	$3,469	$(284)	$3,015

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$644	$644
Swap Agreements	0	24	0	0	(1,428)	(1,404)

	$0	$24	$0	$0	$(784)	$(760)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,419	$0	$1,419
Swap Agreements	0	(59)	0	0	0	(59)

	$0	$(59)	$0	$1,419	$0	$1,360

	$0	$(35)	$0	$1,419	$(784)	$600

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$44,569	$0	$44,569
Industrials	0	32,440	0	32,440
Utilities	0	27,763	0	27,763
Municipal Bonds & Notes
Louisiana	0	760	0	760
New York	0	1,012	0	1,012
Texas	0	875	0	875
West Virginia	0	813	0	813
U.S. Government Agencies	0	103,978	0	103,978
U.S. Treasury Obligations	0	31,023	0	31,023
Non-Agency Mortgage-Backed Securities	0	57,043	0	57,043
Asset-Backed Securities	0	8,144	0	8,144
Sovereign Issues	0	3,984	0	3,984
Short-Term Instruments
Repurchase Agreements	0	22,244	0	22,244
Short-Term Notes	0	2,900	0	2,900
Israel Treasury Bills	0	4,994	0	4,994

	$0	$342,542	$0	$342,542

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,699	$0	$0	$14,699

Total Investments	$14,699	$342,542	$0	$357,241

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	47	0	91
Over the counter	0	2,313	0	2,313

	$44	$2,360	$0	$2,404

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(121)	(198)	0	(319)
Over the counter	0	(811)	0	(811)

	$(121)	$(1,009)	$0	$(1,130)

Total Financial Derivative Instruments	$(77)	$1,351	$0	$1,274

Totals	$14,622	$343,893	$0	$358,515

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	165

Schedule of Investments	PIMCO Total Return ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.3%

CORPORATE BONDS & NOTES 50.5%

BANKING & FINANCE 31.1%

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$13,400	$9,870
2.950% due 03/15/2034		12,400	9,605

American Tower Corp.
5.000% due 02/15/2024		3,000	3,001

Asian Development Bank
1.500% due 05/04/2028	CAD	14,000	9,048
4.700% due 03/12/2024	MXN	215,000	9,766
6.000% due 02/05/2026	BRL	54,800	9,013
6.550% due 01/26/2025	ZAR	192,000	10,223

AvalonBay Communities, Inc.
1.900% due 12/01/2028		$6,800	5,591

Banco General SA
4.875% due 01/11/2029 (h)		12,500	11,225

Bank of America Corp.
0.981% due 09/25/2025 •		12,700	11,564
1.486% due 05/19/2024 •		7,700	7,513
1.530% due 12/06/2025 •		17,000	15,563
2.456% due 10/22/2025 •		4,300	4,028

Bank of Nova Scotia
0.650% due 07/31/2024		4,300	3,974
2.375% due 01/18/2023		2,900	2,882

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	10,000	7,190

Barclays Bank PLC
7.625% due 11/21/2022 (e)		$805	805

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,111
3.099% due 01/01/2030		3,400	2,932

BNP Paribas SA
1.675% due 06/30/2027 •		10,000	8,470

Boston Properties LP
2.550% due 04/01/2032		6,300	4,655
3.400% due 06/21/2029		9,400	7,977
4.500% due 12/01/2028		500	461

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900	14,243

Canadian Imperial Bank of Commerce
0.950% due 10/23/2025		8,700	7,675

Citigroup, Inc.
0.776% due 10/30/2024 •		5,800	5,511
1.281% due 11/03/2025 •		4,100	3,748
2.014% due 01/25/2026 •(f)		6,500	5,978
3.141% (SOFRRATE + 0.694%) due 01/25/2026 ~(f)		6,500	6,339

Community Preservation Corp.
2.867% due 02/01/2030		15,000	12,192

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	9,400
1.106% due 02/24/2027 •		8,200	7,028

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000	7,531

CPI Property Group SA
1.625% due 04/23/2027	EUR	3,900	3,008
2.750% due 05/12/2026		3,600	3,047
2.750% due 01/22/2028	GBP	10,000	7,613

Credit Agricole SA
3.750% due 04/24/2023		$8,700	8,638
3.803% (US0003M + 1.020%) due 04/24/2023 ~		4,600	4,610

CTP NV
0.625% due 09/27/2026	EUR	6,500	5,133

Digital Dutch Finco BV
1.000% due 01/15/2032		4,700	3,154
1.500% due 03/15/2030		4,300	3,234

Duke Realty LP
1.750% due 02/01/2031		$10,300	7,890
2.250% due 01/15/2032		10,000	7,787

Equinix, Inc.
1.550% due 03/15/2028		18,100	14,580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 05/15/2031		$1,500	$1,157

Equitable Financial Life Global Funding
1.300% due 07/12/2026		8,300	7,219

ERP Operating LP
4.150% due 12/01/2028		1,900	1,749

European Bank for Reconstruction & Development
1.625% due 09/27/2024		13,300	12,618

European Investment Bank
1.625% due 10/09/2029		5,650	4,825
2.375% due 05/24/2027		10,000	9,255
2.875% due 06/13/2025		10,500	10,120
3.300% due 02/03/2028	AUD	3,400	2,046

European Union
0.400% due 02/04/2037	EUR	10,500	7,131

Federal Realty Investment Trust
1.250% due 02/15/2026		$4,400	3,877

Globalworth Real Estate Investments Ltd.
2.950% due 07/29/2026	EUR	4,700	3,779

Goodman U.S. Finance Four LLC
4.625% due 05/04/2032		$6,200	5,690

HAT Holdings LLC
3.375% due 06/15/2026		8,110	6,518
3.750% due 09/15/2030		8,475	6,181

Healthpeak Properties, Inc.
2.125% due 12/01/2028		17,500	14,348

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,000
3.375% due 12/15/2029		18,500	15,011
3.500% due 09/15/2030		3,100	2,476

HSBC Holdings PLC
3.033% due 11/22/2023 •		1,000	996

ING Groep NV
1.400% due 07/01/2026 •		6,300	5,569
4.625% due 01/06/2026		5,300	5,102

International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	12,600	9,082
5.310% due 02/05/2026	ZAR	126,000	6,254

International Finance Corp.
8.000% due 10/09/2023	IDR	150,000,000	10,025

JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,800	12,910
0.653% due 09/16/2024 •		12,600	12,022
0.768% due 08/09/2025 •		8,300	7,614

Kilroy Realty LP
2.500% due 11/15/2032		6,000	4,322
2.650% due 11/15/2033		12,000	8,436
4.750% due 12/15/2028		6,600	6,033

Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,614
3.711% due 07/01/2029		4,300	3,964

Manulife Financial Corp.
3.703% due 03/16/2032		12,500	10,870

Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,055
3.591% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,206
3.922% due 09/11/2024 •		$2,900	2,846

NatWest Group PLC
2.359% due 05/22/2024 •		11,500	11,233

Norinchukin Bank
2.080% due 09/22/2031		12,000	9,183

NTT Finance Corp.
4.142% due 07/26/2024		2,600	2,567
4.239% due 07/25/2025		3,400	3,334

OneMain Finance Corp.
3.500% due 01/15/2027		8,600	6,716

Pacific Life Global Funding II
1.375% due 04/14/2026		400	351

Piedmont Operating Partnership LP
3.150% due 08/15/2030		12,400	9,640

Principal Life Global Funding
1.250% due 08/16/2026		5,800	4,981

Regency Centers LP
3.700% due 06/15/2030		1,600	1,378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reliance Standard Life Global Funding
3.850% due 09/19/2023		$2,800	$2,762

Rexford Industrial Realty LP
2.150% due 09/01/2031		6,200	4,658

SATO Oyj
1.375% due 02/24/2028	EUR	4,700	3,523

Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		$8,200	7,645
5.100% due 07/16/2023		900	868

Standard Chartered PLC
1.214% due 03/23/2025 •		12,500	11,725

Starwood Property Trust, Inc.
3.750% due 12/31/2024		5,200	4,720
4.375% due 01/15/2027		6,300	5,381

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000	4,107

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	11,700

UDR, Inc.
3.100% due 11/01/2034		10,500	7,984

Unipol Gruppo SpA
3.250% due 09/23/2030	EUR	6,400	5,375

USAA Capital Corp.
2.125% due 05/01/2030		$6,000	4,829

Visa, Inc.
0.750% due 08/15/2027		4,100	3,447

Welltower, Inc.
3.850% due 06/15/2032		6,500	5,561

WP Carey, Inc.
2.450% due 02/01/2032		7,600	5,683

ZF Finance GmbH
2.000% due 05/06/2027	EUR	6,100	4,645

			680,722

INDUSTRIALS 7.4%

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029		9,100	6,393

Autodesk, Inc.
2.400% due 12/15/2031		$5,000	3,897
3.600% due 12/15/2022		2,000	1,997

Boise Cascade Co.
4.875% due 07/01/2030		3,600	2,998

California Endowment
2.498% due 04/01/2051		6,900	4,397

Continental Wind LLC
6.000% due 02/28/2033		5,029	5,063

Dell International LLC
5.450% due 06/15/2023		267	268

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500	7,074

Ford Foundation
2.815% due 06/01/2070		7,975	4,764

Gap, Inc.
3.625% due 10/01/2029		3,500	2,280

General Mills, Inc.
3.750% (US0003M + 1.010%) due 10/17/2023 ~		600	603

International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,100	1,093

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400	10,273

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		12,052	9,474

Kia Corp.
1.000% due 04/16/2024		1,800	1,689

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600	10,310

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,649

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		4,400	3,646

166	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mather Foundation
2.675% due 10/01/2031		$9,600	$7,890

Natura Cosmeticos SA
4.125% due 05/03/2028		5,000	3,958

NXP BV
3.400% due 05/01/2030		11,700	9,768
5.000% due 01/15/2033		5,000	4,497

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		7,100	6,408

S&P Global, Inc.
2.700% due 03/01/2029		2,200	1,905

SK Hynix, Inc.
2.375% due 01/19/2031		9,200	6,816

Valeo
1.000% due 08/03/2028	EUR	2,500	1,877

Verallia SA
1.625% due 05/14/2028		5,800	4,502

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		$10,000	7,739

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	10,000	7,910

Weir Group PLC
2.200% due 05/13/2026		$19,000	15,984

Wipro IT Services LLC
1.500% due 06/23/2026		1,550	1,352

Xylem, Inc.
1.950% due 01/30/2028		500	423

			161,897

UTILITIES 12.0%

Adani Green Energy UP Ltd.
6.250% due 12/10/2024		11,750	10,731

AES Corp.
1.375% due 01/15/2026		2,000	1,725
2.450% due 01/15/2031		9,500	7,282

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		8,300	7,012

Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,608
3.200% due 04/15/2025		6,300	5,965

Clean Renewable Power Mauritius Pte Ltd.
4.250% due 03/25/2027		7,736	6,186

Clearway Energy Operating LLC
3.750% due 02/15/2031		7,150	5,688
4.750% due 03/15/2028		4,000	3,568

DTE Electric Co.
1.900% due 04/01/2028		12,000	10,223

Duke Energy Carolinas LLC
2.850% due 03/15/2032		3,500	2,904
3.950% due 11/15/2028		3,000	2,814

Duke Energy Florida LLC
2.400% due 12/15/2031		8,500	6,769
2.500% due 12/01/2029		4,900	4,148

EDP Finance BV
1.710% due 01/24/2028		9,000	7,307

Electricite de France SA
3.625% due 10/13/2025		3,600	3,462

Empresa Generadora de Electricidad Haina SA
5.625% due 11/08/2028		5,000	3,977

Enel Finance International NV
1.375% due 07/12/2026		5,600	4,738
1.875% due 07/12/2028		2,700	2,102
2.250% due 07/12/2031		500	348
4.625% due 06/15/2027		5,700	5,314
5.000% due 06/15/2032		5,700	4,869

Georgia Power Co.
3.250% due 03/15/2051		7,400	4,899

Greenko Power Ltd.
4.300% due 12/13/2028		5,181	4,086

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,396
5.950% due 07/29/2026		8,900	7,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

India Clean Energy Holdings
4.500% due 04/18/2027		$9,600	$7,043

India Green Energy Holdings
5.375% due 04/29/2024		4,700	4,412

India Green Power Holdings
4.000% due 02/22/2027		2,900	2,325

Interstate Power & Light Co.
3.600% due 04/01/2029		1,000	906

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029		3,600	2,906

MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,393
3.650% due 04/15/2029		6,000	5,541

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		9,100	6,673

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	14,341
2.200% due 12/02/2026	AUD	10,300	5,834

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$14,500	11,210

Northern States Power Co.
2.600% due 06/01/2051		4,900	3,061

Pattern Energy Operations LP
4.500% due 08/15/2028		3,000	2,607

Public Service Co. of Colorado
2.700% due 01/15/2051		4,000	2,538

Public Service Electric & Gas Co.
3.100% due 03/15/2032		8,400	7,170

ReNew Wind Energy AP2
4.500% due 07/14/2028		11,100	8,333

Solar Star Funding LLC
5.375% due 06/30/2035		5,480	5,458

Southern California Edison Co.
2.500% due 06/01/2031		100	79
2.750% due 02/01/2032		14,700	11,666
3.650% due 06/01/2051		1,900	1,327

Southern Power Co.
0.900% due 01/15/2026		10,000	8,707

Verizon Communications, Inc.
2.850% due 09/03/2041		10,800	7,231

			263,391

Total Corporate Bonds & Notes (Cost $1,349,569)			1,106,010

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037		2,000	1,748

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035		2,100	1,636

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024		520	495
2.483% due 11/01/2027		850	769
2.533% due 11/01/2028		1,000	888

			5,536

MICHIGAN 0.1%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052		3,100	2,383

NEW YORK 0.1%

New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200	171
1.477% due 11/01/2027		300	254
1.577% due 05/01/2028		500	411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.677% due 11/01/2028	$875	$713

		1,549

Total Municipal Bonds & Notes (Cost $11,445)		9,468

U.S. GOVERNMENT AGENCIES 36.3%

Fannie Mae
1.599% due 01/01/2035 •	38	38
2.059% due 07/01/2044 •	25	26
2.301% due 03/01/2033 •	2	2
2.348% due 01/25/2031 ~(a)	45,336	4,953
2.425% due 07/25/2037 ~	110	108
2.444% due 10/25/2029	14,800	12,971
2.525% due 04/01/2038 •	30	31
2.683% due 06/25/2055 ~	790	783
2.769% due 09/01/2035 •	8	8
2.788% due 05/25/2035 ~	24	24
2.937% due 06/25/2029	11,372	10,378
2.985% due 04/01/2038 •	9	9
3.000% due 05/01/2028	1,832	1,693
3.060% due 09/25/2027 ~	9,513	8,961
3.152% due 04/01/2038 •	5	5
3.175% due 08/01/2035 •	201	200
3.334% due 05/25/2037 ~	3	3
3.436% due 09/01/2034 •	20	21
3.444% due 03/25/2037 ~	8	8
3.621% due 07/01/2034 •	1	1
3.712% due 08/01/2035 •	59	58
3.737% due 07/01/2035 •	111	112
4.010% due 12/01/2028	8,950	8,747
4.094% due 09/01/2037 •	5	5
6.000% due 08/01/2032	2	2
6.500% due 06/25/2044	22	22
7.500% due 02/01/2027	12	12

Freddie Mac
0.826% due 02/25/2031	1,382	1,156
1.148% due 08/25/2029 ~(a)	24,724	1,297
1.256% due 09/25/2030 ~(a)	61,157	4,176
1.783% due 06/25/2034	15,000	11,802
2.495% due 04/01/2038 •	6	6
2.700% due 08/01/2023	28,046	27,991
2.708% due 12/15/2042 •	3,212	3,193
2.875% due 04/25/2026	9,500	8,982
2.939% due 04/25/2029	9,500	8,690
3.500% due 12/01/2047 - 05/01/2048	20,129	18,432
3.528% due 10/15/2037 •	6	6
3.771% due 08/15/2032 ~	6	6
3.874% due 07/01/2030 •	2	2
4.000% due 08/01/2030 - 06/01/2048	622	591
4.500% due 02/01/2029 - 02/01/2035	219	214
5.000% due 10/01/2039	12	12
5.500% due 01/01/2034 - 01/01/2039	239	247
6.000% due 09/01/2027 - 05/01/2040	627	659
6.000% due 04/01/2040 (h)	289	306
6.500% due 05/15/2032	900	935
7.000% due 02/15/2027 - 07/01/2029	98	100
7.500% due 09/01/2025	2	2

Ginnie Mae
1.117% due 11/20/2067 •	1,536	1,519
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	7	7
1.625% due 07/20/2027 - 08/20/2027 •	5	6
1.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	16	15
1.750% due 12/20/2026 •	1	1
1.968% due 04/20/2067 ~	1,332	1,311
2.113% due 10/20/2043 •	1,295	1,268
2.230% due 05/20/2047 •	423	403
2.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	10	10
2.625% due 02/20/2032 •	99	98

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	167

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.937% due 05/20/2066 •	$232	$231
2.957% due 05/20/2065 •	693	686
3.077% due 02/20/2066 •	558	556
3.157% due 09/20/2066 •	2,986	2,971
3.379% due 06/20/2067 •	4,368	4,329
3.500% due 08/15/2045 - 08/20/2049 (h)	18,340	16,959
4.000% due 09/20/2040	19	18
4.000% due 03/20/2048 - 07/20/2048 (h)	21,982	20,720
5.000% due 03/15/2033 - 05/15/2042	108	108
5.000% due 11/15/2038 (h)	155	157
6.000% due 04/15/2037	32	32
7.000% due 02/20/2032	3	3

Ginnie Mae, TBA
4.000% due 10/01/2052	2,000	1,883
5.000% due 10/01/2052	3,000	2,963

Tennessee Valley Authority STRIPS
1.500% due 09/15/2031	7,800	6,235

U.S. Small Business Administration
5.130% due 09/01/2023	5	5
5.520% due 06/01/2024	51	51

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	9,349	7,935
3.000% due 04/01/2034 - 05/01/2052	28,264	25,013
3.500% due 10/01/2025 - 11/01/2025	78	75
3.500% due 03/01/2047 (h)	1,027	940
4.000% due 10/01/2024 - 10/01/2047	2,425	2,303
4.500% due 03/01/2023 - 06/01/2042	118	114
5.000% due 02/01/2038 - 02/01/2041	172	172
5.500% due 08/01/2023 - 07/01/2041	5,633	5,778
5.500% due 08/01/2037 - 06/01/2039 (h)	1,024	1,057
6.000% due 09/01/2028 - 09/01/2039	808	843
6.500% due 01/01/2026 - 01/01/2029	2	2

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052	305,300	265,752
3.500% due 11/01/2052	101,900	91,683
4.000% due 10/01/2052 - 11/01/2052	150,700	139,862
4.500% due 10/01/2052 - 11/01/2052	37,400	35,633
5.000% due 10/01/2052 - 11/01/2052	16,300	15,862
5.500% due 11/01/2052	500	496
6.000% due 10/01/2052	100	102

Total U.S. Government Agencies (Cost $837,089)		794,153

U.S. TREASURY OBLIGATIONS 13.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	75,800	49,046
1.375% due 08/15/2050 (j)	21,800	12,636
1.750% due 08/15/2041 (h)	24,400	16,698
1.875% due 02/15/2041 (l)	10,400	7,372
2.000% due 11/15/2041 (h)(l)	4,000	2,865
2.000% due 02/15/2050	9,200	6,326
2.250% due 02/15/2052 (l)	10,000	7,269
2.375% due 02/15/2042 (h)	34,900	26,758
2.500% due 02/15/2045 (j)(l)	1,900	1,450
2.750% due 11/15/2042	1,600	1,298
2.875% due 05/15/2043 (h)(j)(l)	3,900	3,218
2.875% due 08/15/2045 (j)(l)	1,500	1,225
3.000% due 05/15/2042 (j)	700	596
3.000% due 11/15/2044 (l)	2,100	1,756
3.000% due 05/15/2045	22,700	18,970
3.125% due 02/15/2043 (h)	12,100	10,411
3.125% due 08/15/2044	3,200	2,738
3.250% due 05/15/2042 (h)	103,400	91,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 05/15/2044 (j)		$1,500	$1,340
3.625% due 02/15/2044		2,200	2,047
3.750% due 11/15/2043 (h)(j)		7,600	7,225

U.S. Treasury Notes
2.875% due 05/15/2032		23,968	22,165

Total U.S. Treasury Obligations (Cost $382,745)			295,209

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		872	745

BAMLL Commercial Mortgage Securities Trust
3.868% due 09/15/2038 •		6,000	5,733

Banc of America Mortgage Trust
6.000% due 05/25/2037		1,290	1,000

BCAP LLC Trust
4.690% due 03/26/2037 þ		92	90

Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/2046 ^~		340	272

Beast Mortgage Trust
3.868% due 03/15/2036 ~		7,500	7,196

Beneria Cowen & Pritzer Collateral Funding Corp.
3.617% due 06/15/2038 ~		12,621	12,111

BSREP Commercial Mortgage Trust
3.768% due 08/15/2038 ~		20,395	19,543

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.684% due 04/25/2037 ~		2,316	647

DC Office Trust
2.965% due 09/15/2045		21,900	17,857

DOLP Trust
2.956% due 05/10/2041		8,600	6,926

DROP Mortgage Trust
3.970% due 10/15/2043 ~		12,850	12,405

Extended Stay America Trust
3.898% due 07/15/2038 •		19,977	19,382

FirstMac Mortgage Funding Trust
3.615% due 03/08/2049 ~	AUD	3,300	2,111

GCT Commercial Mortgage Trust
3.618% due 02/15/2038 ~		$8,100	7,824

Gemgarto PLC
2.713% due 12/16/2067 •	GBP	6,730	7,406

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$5,300	5,029

GSMPS Mortgage Loan Trust
3.484% due 04/25/2036 •		1,186	988

GSR Mortgage Loan Trust
3.035% due 03/25/2047 ^~		1,026	699

IndyMac Adjustable Rate Mortgage Trust
3.293% due 01/25/2032 ~		2	2

IndyMac INDX Mortgage Loan Trust
2.948% due 01/25/2036 ^~		479	421

JP Morgan Chase Commercial Mortgage Securities Trust
3.578% due 06/15/2038 ~		13,105	12,664
3.618% due 04/15/2038 •		10,772	10,449

JP Morgan Mortgage Trust
6.500% due 07/25/2036 ^		2,130	1,036

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		5,800	4,413

Lehman Mortgage Trust
6.000% due 09/25/2037 ^		579	528

Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		2,089	2,036

Morgan Stanley Capital Trust
3.987% due 12/15/2023 •		1,800	1,755

MortgageIT Mortgage Loan Trust
3.544% due 04/25/2036 ~		624	581

One New York Plaza Trust
3.768% due 01/15/2036 •		9,600	9,220

Residential Accredit Loans, Inc. Trust
3.464% due 07/25/2036 •		941	912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFO Commercial Mortgage Trust
3.968% due 05/15/2038 •		$23,500	$22,385

SLG Office Trust
0.258% due 07/15/2041 ~(a)		156,137	2,597

Starwood Mortgage Trust
3.868% due 04/15/2034 ~		11,500	11,179

Structured Asset Mortgage Investments Trust
3.344% due 03/25/2037 ~		620	215

SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	8,540
2.850% due 02/12/2041		1,700	1,349

Thornburg Mortgage Securities Trust
3.480% due 10/25/2046 ~		421	406

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	8,259	9,226
2.833% due 10/20/2051 •		3,188	3,553

VASA Trust
3.718% due 07/15/2039 •		$16,400	15,641

WaMu Mortgage Pass-Through Certificates Trust
3.077% due 12/25/2036 ^~		533	473
3.268% due 03/25/2037 ~		521	484

Total Non-Agency Mortgage-Backed Securities (Cost $270,784)			248,029

ASSET-BACKED SECURITIES 5.0%

Bear Stearns Asset-Backed Securities Trust
3.404% due 08/25/2036 •		223	215
4.059% due 05/25/2035 ~		1,024	1,015

College Avenue Student Loans LLC
4.284% due 12/26/2047 ~		1,066	1,049

Countrywide Asset-Backed Certificates Trust
3.314% due 05/25/2037 •		2,019	1,896

FHF Trust
3.100% due 09/15/2025		5,100	5,046

First Help Financial LLC
4.430% due 01/18/2028		10,311	10,087

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		9,677	7,934
2.700% due 01/20/2049		4,655	3,932
4.000% due 04/20/2049		7,148	6,539

GSAMP Trust
3.154% due 12/25/2036 •		261	136

HSI Asset Loan Obligation Trust
3.204% due 12/25/2036 •		205	70

JP Morgan Mortgage Acquisition Corp.
2.777% due 10/25/2035 ^~		1,709	1,680

LCM LP
3.750% due 10/20/2027 •		1,247	1,243

Lehman XS Trust
5.066% due 01/25/2036 ^þ		2,928	2,643

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		12,190	9,724

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 •		2,735	1,374
3.384% due 06/25/2036 •		577	504
4.334% due 07/25/2037 ~		400	340

Morgan Stanley IXIS Real Estate Capital Trust
3.234% due 11/25/2036 ~		8,188	3,031

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •		273	93

Mosaic Solar Loan Trust
2.640% due 01/20/2053		11,624	10,133

New Century Home Equity Loan Trust
6.084% due 01/25/2033 ^~		746	636

Option One Mortgage Loan Trust
3.304% due 02/25/2037 •		3,621	1,912

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		3,361	1,259

Service Experts Issuer
2.670% due 02/02/2032		6,824	6,176

SLM Student Loan Trust
2.903% due 01/25/2027 •		287	286

168	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
4.434% due 12/25/2034 ~		$57	$56

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		13,154	11,628

Sunrun Demeter Issuer
2.270% due 01/30/2057		16,205	12,524

Tricolor Auto Securitization Trust
0.740% due 04/15/2024		1,445	1,440
3.300% due 02/18/2025		4,624	4,564

Total Asset-Backed Securities (Cost $123,614)			109,165

SOVEREIGN ISSUES 7.4%

Chile Government International Bond
0.830% due 07/02/2031	EUR	4,000	2,901
1.250% due 01/22/2051		4,200	2,059
2.750% due 01/31/2027		$5,100	4,602
3.100% due 01/22/2061		5,000	2,909
3.500% due 01/31/2034		5,100	4,171
4.340% due 03/07/2042		12,800	10,168

Hong Kong Government International Bond
2.500% due 05/28/2024		9,300	9,034

Japan Finance Organization for Municipalities
3.375% due 09/27/2023		1,200	1,189

Japan International Cooperation Agency
2.750% due 04/27/2027		4,500	4,182

Korea Development Bank
0.500% due 10/27/2023		9,300	8,919
4.800% due 06/10/2023	IDR	185,000,000	11,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Government International Bond
2.000% due 06/19/2024		$9,400	$9,015

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		11,000	10,297

Province of Ontario
1.550% due 11/01/2029	CAD	33,500	20,827
2.650% due 02/05/2025		24,325	17,104

Province of Quebec
1.850% due 02/13/2027		8,000	5,352
2.450% due 03/01/2023		5,000	3,601
2.600% due 07/06/2025		19,600	13,724

Serbia Government International Bond
1.000% due 09/23/2028	EUR	10,300	6,778

Sweden Government International Bond
0.125% due 09/09/2030	SEK	155,000	11,884

Total Sovereign Issues (Cost $195,559)			160,696

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(d)		4,900,000	4,533

Total Preferred Securities (Cost $4,900)			4,533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS (g) 2.7%
		$59,942

U.S. TREASURY BILLS 0.0%
2.295% due 10/06/2022 - 11/10/2022 (b)(c)	$2	2

Total Short-Term Instruments (Cost $59,944)		59,944

Total Investments in Securities (Cost $3,235,649)		2,787,207

Total Investments 127.3% (Cost $3,235,649)		$2,787,207

Financial Derivative Instruments (i)(k) 0.6% (Cost or Premiums, net $22,440)		13,069

Other Assets and Liabilities, net (27.9)%		(610,287)

Net Assets 100.0%		$2,189,989

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.014%	01/25/2026	01/18/2022	$6,500	$5,978	0.27%
Citigroup, Inc.	3.141	01/25/2026	01/18/2022	6,500	6,339	0.29

				$13,000	$12,317	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.950%	09/30/2022	10/03/2022	$57,900	U.S. Treasury Notes 2.250% due 08/15/2027	$(58,878)	$57,900	$57,914
FICC	1.150	09/30/2022	10/03/2022	2,042	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(2,083)	2,042	2,042

Total Repurchase Agreements						$(60,961)	$59,942	$59,956

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	169

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.180%	09/30/2022	10/03/2022		$(1,037)	$(1,037)
CSN	2.900	09/14/2022	10/13/2022		(38,432)	(38,491)
NOM	3.100	09/23/2022	09/21/2024		(3,522)	(3,525)
	3.250	09/23/2022	TBD	(3)	(1,699)	(1,701)

Total Reverse Repurchase Agreements						$(44,754)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
UBS	2.500%	08/26/2022	10/03/2022	$(22,405)	$(22,464)

Total Sale-Buyback Transactions					$(22,464)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$17,700	$(14,656)	$(14,334)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	27,200	(23,397)	(22,773)

Total Short Sales (1.7)%				$(38,053)	$(37,107)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(1,037)	$0	$(1,037)	$1,027	$(10)
BPS	57,914	0	0	57,914	(58,878)	(964)
CSN	0	(38,491)	0	(38,491)	39,444	953
FICC	2,042	0	0	2,042	(2,083)	(41)
NOM	0	(5,226)	0	(5,226)	5,584	358

Master Securities Forward Transaction Agreement
UBS	0	0	(22,464)	(22,464)	22,262	(202)

Total Borrowings and Other Financing Transactions	$59,956	$(44,754)	$(22,464)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,701)	$(1,701)
U.S. Government Agencies	0	(38,491)	0	0	(38,491)
Asset-Backed Securities	0	(1,037)	0	0	(1,037)
Sovereign Issues	0	0	0	(3,525)	(3,525)

Total	$0	$(39,528)	$0	$(5,226)	$(44,754)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(22,464)	0	0	(22,464)

Total	$0	$(22,464)	$0	$0	$(22,464)

Total Borrowings	$0	$(61,992)	$0	$(5,226)	$(67,218)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(67,218)

170	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(h)	Securities with an aggregate market value of $68,316 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(231,641) at a weighted average interest rate of 1.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December 2023 Futures	$ 96.500	12/18/2023	627	$ 1,568	$(730)	$(2,080)

Total Written Options					$(730)	$(2,080)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	202	$41,489	$(684)	$0	$(30)
U.S. Treasury 30-Year Bond December Futures	12/2022	123	15,548	(1,165)	0	(81)
United Kingdom Long Gilt December Futures	12/2022	164	17,652	(2,466)	0	(141)

				$(4,315)	$0	$(252)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2022	60	$(4,495)	$83	$0	$(74)
Euro-BTP December Futures	12/2022	111	(12,182)	550	48	(125)
Euro-Bund 10-Year Bond December Futures	12/2022	835	(113,332)	5,616	335	(810)
Euro-Buxl 30-Year Bond December Futures	12/2022	27	(3,880)	326	80	(29)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	127	(16,444)	864	66	(113)
Japan Government 10-Year Bond December Futures	12/2022	79	(80,949)	69	0	(175)
U.S. Treasury 5-Year Note December Futures	12/2022	794	(85,361)	3,021	211	0
U.S. Treasury 10-Year Note December Futures	12/2022	1,261	(141,311)	4,528	493	0

				$15,057	$1,233	$(1,326)

Total Futures Contracts				$10,742	$1,233	$(1,578)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	6,200	$(167)	$(1,736)	$(1,903)	$0	$(47)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032		6,200	0	(1,903)	(1,903)	0	(47)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032		14,600	(519)	(3,967)	(4,486)	0	(110)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		2,300	172	1,045	1,217	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		2,300	0	1,217	1,217	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		5,400	534	2,323	2,857	0	(14)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		17,100	5,883	3,704	9,587	0	(46)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		14,900	4,416	163	4,579	9	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(37)	(37)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		900,000	193	(187)	6	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		100,000	(51)	59	8	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		290,000	(99)	154	55	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	171

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785%	Semi-Annual	11/12/2038	JPY	150,000	$(73)	$89	$16	$0	$(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		67,300	(28)	38	10	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	03/15/2042		4,150,000	1,152	1,280	2,432	0	(156)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		150,000	0	58	58	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,650,000	(14)	1,117	1,103	0	(115)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		$20,000	(69)	(1,644)	(1,713)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		40,000	(152)	(2,723)	(2,875)	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		14,500	(75)	(547)	(622)	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		7,100	68	568	636	25	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		49,200	4,779	1,520	6,299	165	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		46,700	9,025	2,451	11,476	581	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(1,230)	(1,294)	72	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		113,200	(997)	(12,390)	(13,387)	204	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,980	3,478	11	0

Total Swap Agreements							$24,412	$(7,598)	$16,814	$1,079	$(842)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,233	$1,079	$2,312	$(2,080)	$(1,578)	$(859)	$(4,517)

(j)

Securities with an aggregate market value of $4,299 and cash of $25,056 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(17) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	GBP	1,391		$1,508	$0	$(46)
	11/2022	JPY	1,367,400		9,625	137	0
	11/2022		$13,584	EUR	13,694	30	(154)
	11/2022		3,624	GBP	3,030	0	(239)
	01/2023	ZAR	10,603		$597	16	0
	03/2023		106,139		6,011	228	0

BPS	10/2022		$501	MXN	10,105	0	(1)
	11/2022	GBP	4,489		$5,499	483	0
	11/2022	IDR	85,538,348		5,733	156	0
	11/2022	SEK	154,539		15,251	1,297	0

CBK	10/2022	BRL	53,512		10,173	253	0
	10/2022		$10,401	BRL	53,512	0	(481)
	11/2022	GBP	2,878		$3,306	94	(4)
	11/2022		$3,125	GBP	2,699	0	(109)
	11/2022		1,039	JPY	149,200	0	(4)
	11/2022	ZAR	53,427		$3,256	315	0
	12/2022	MXN	214,590		10,525	0	(2)
	01/2023	BRL	53,512		10,196	480	0

DUB	11/2022	JPY	248,272		1,854	132	0
	12/2022	ZAR	114,536		7,290	1,000	0

GLM	10/2022	CNH	24		3	0	0
	11/2022	ZAR	12,096		754	87	0

JPM	10/2022	CAD	49,274		38,080	2,410	0
	10/2022		$2,596	CNH	18,019	0	(72)

172	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022	GBP	19,692		$23,903	$1,900	$0
	11/2022	IDR	56,197,723		3,743	79	0
	11/2022		$1,037	GBP	911	0	(19)
	11/2022		10,468	JPY	1,484,400	0	(168)

MBC	10/2022		30,139	CAD	41,288	0	(250)
	11/2022	CAD	41,292		$30,139	250	0
	11/2022	JPY	473,300		3,297	13	0
	11/2022		$8,621	EUR	8,679	21	(111)
	11/2022		1,779	JPY	244,300	0	(84)
	05/2023	CNH	34,032		$5,071	274	0

MYI	10/2022	AUD	8,492		5,905	473	0
	10/2022	CAD	22,700		17,311	877	0
	10/2022		$10,362	AUD	15,961	0	(152)
	11/2022	AUD	15,962		$10,366	153	0
	11/2022	IDR	44,783,346		3,027	107	0
	11/2022		$2,285	GBP	1,983	0	(70)
	11/2022		1,296	JPY	185,500	0	(9)

RBC	10/2022	CAD	7,110		$5,473	326	0

SCX	10/2022	AUD	922		641	51	0
	10/2022		$15	CLP	14,378	0	0
	11/2022	GBP	8,994		$10,921	871	0
	11/2022	IDR	138,558,119		9,236	202	0
	11/2022		$1,952	GBP	1,604	0	(159)

SOG	11/2022	EUR	33,388		$34,342	1,523	0
	01/2023	ZAR	5,034		284	8	0

TOR	10/2022	AUD	13,327		9,313	789	0
	10/2022	CAD	33,477		25,774	1,539	0
	10/2022		$52,226	CAD	71,273	0	(630)
	11/2022	CAD	71,282		$52,226	627	0
	11/2022	JPY	127,083		952	70	0

UAG	10/2022	AUD	375		257	17	0
	10/2022	CNH	33,636		4,820	109	0
	10/2022		$2,071	AUD	3,196	0	(26)
	10/2022		2,212	CNH	15,401	0	(55)
	11/2022	AUD	3,196		$2,071	26	0
	11/2022	EUR	79,816		82,092	3,636	0
	11/2022	IDR	37,862,146		2,544	76	0
	03/2023	ZAR	19,996		1,119	30	0
	05/2023		$4,820	CNH	33,404	0	(111)

Total Forward Foreign Currency Contracts						$21,165	$(2,956)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	7,800	$(61)	$(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(108)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(294)	(112)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(294)	(518)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	12,400	(90)	(33)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	12,400	(90)	(152)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	8,100	(29)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	8,100	(29)	(66)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	12,000	(78)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	12,000	(78)	(152)

							$(1,104)	$(1,204)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	$	98.953	10/06/2022	27,700	$(138)	$(1,731)

Total Written Options						$(1,242)	$(2,935)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	173

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$411	$0	$0	$411	$(439)	$0	$0	$(439)	$(28)	$276	$248
BPS	1,936	0	0	1,936	(1)	0	0	(1)	1,935	(2,180)	(245)
CBK	1,142	0	0	1,142	(600)	(131)	0	(731)	411	(580)	(169)
DUB	1,132	0	0	1,132	0	0	0	0	1,132	(920)	212
FAR	0	0	0	0	0	(630)	0	(630)	(630)	0	(630)
GLM	87	0	0	87	0	(261)	0	(261)	(174)	349	175
JPM	4,389	0	0	4,389	(259)	0	0	(259)	4,130	(4,160)	(30)
MBC	558	0	0	558	(445)	0	0	(445)	113	0	113
MYI	1,610	0	0	1,610	(231)	0	0	(231)	1,379	(920)	459
NGF	0	0	0	0	0	(182)	0	(182)	(182)	0	(182)
RBC	326	0	0	326	0	0	0	0	326	(300)	26
SAL	0	0	0	0	0	(1,731)	0	(1,731)	(1,731)	1,468	(263)
SCX	1,124	0	0	1,124	(159)	0	0	(159)	965	(990)	(25)
SOG	1,531	0	0	1,531	0	0	0	0	1,531	(1,710)	(179)
TOR	3,025	0	0	3,025	(630)	0	0	(630)	2,395	(2,130)	265
UAG	3,894	0	0	3,894	(192)	0	0	(192)	3,702	(4,160)	(458)

Total Over the Counter	$21,165	$0	$0	$21,165	$(2,956)	$(2,935)	$0	$(5,891)

(l)

Securities with an aggregate market value of $2,093 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,233	$1,233
Swap Agreements	0	0	0	0	1,079	1,079

	$0	$0	$0	$0	$2,312	$2,312

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,165	$0	$21,165

	$0	$0	$0	$21,165	$2,312	$23,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,080	$2,080
Futures	0	0	0	0	1,578	1,578
Swap Agreements	0	0	0	0	859	859

	$0	$0	$0	$0	$4,517	$4,517

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,956	$0	$2,956
Written Options	0	0	0	0	2,935	2,935

	$0	$0	$0	$2,956	$2,935	$5,891

	$0	$0	$0	$2,956	$7,452	$10,408

174	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44,692	$44,692
Swap Agreements	0	0	0	0	1,597	1,597

	$0	$0	$0	$0	$46,289	$46,289

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,660	$0	$22,660
Purchased Options	0	0	0	0	(70)	(70)
Written Options	0	0	0	268	(1,091)	(823)

	$0	$0	$0	$22,928	$(1,161)	$21,767

	$0	$0	$0	$22,928	$45,128	$68,056

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,161)	$(1,161)
Futures	0	0	0	0	673	673
Swap Agreements	0	0	0	0	(5,297)	(5,297)

	$0	$0	$0	$0	$(5,785)	$(5,785)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,636	$0	$17,636
Purchased Options	0	0	0	0	22	22
Written Options	0	0	0	0	2,740	2,740

	$0	$0	$0	$17,636	$2,762	$20,398

	$0	$0	$0	$17,636	$(3,023)	$14,613

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$680,722	$0	$680,722
Industrials	0	161,897	0	161,897
Utilities	0	263,391	0	263,391
Municipal Bonds & Notes
California	0	5,536	0	5,536
Michigan	0	2,383	0	2,383
New York	0	1,549	0	1,549
U.S. Government Agencies	0	794,153	0	794,153
U.S. Treasury Obligations	0	295,209	0	295,209
Non-Agency Mortgage-Backed Securities	0	248,029	0	248,029
Asset-Backed Securities	0	109,165	0	109,165
Sovereign Issues	0	160,696	0	160,696
Preferred Securities
Banking & Finance	0	4,533	0	4,533
Short-Term Instruments
Repurchase Agreements	0	59,942	0	59,942
U.S. Treasury Bills	0	2	0	2

Total Investments	$0	$2,787,207	$0	$2,787,207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,107)	$0	$(37,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	529	1,783	0	2,312
Over the counter	0	21,165	0	21,165

	$529	$22,948	$0	$23,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,467)	(3,033)	0	(4,500)
Over the counter	0	(5,891)	0	(5,891)

	$(1,467)	$(8,924)	$0	$(10,391)

Total Financial Derivative Instruments	$(938)	$14,024	$0	$13,086

Totals	$(938)	$2,764,124	$0	$2,763,186

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	175

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund.

176	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage-Backed Securities Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Strategic Bond Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	177

Notes to Financial Statements	(Cont.)

guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security

178	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A

Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3).

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	179

Notes to Financial Statements	(Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market

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movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at

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the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Extended Duration Fund	$22,515	$226	$0	$0	$(172)	$22,569	$225	$0

PIMCO Long Duration Total Return Fund	61,485	616	0	0	(469)	61,632	616	0

PIMCO Moderate Duration Fund	33,525	277	(12,800)	(265)	32	20,769	277	0

PIMCO Total Return Fund II	24,737	193	(7,854)	(152)	(15)	16,909	193	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$5,142	$40	$0	$0	$(1)	$5,181	$39	$0

PIMCO Extended Duration Fund	3,579	44,604	(48,000)	2	0	185	4	0

PIMCO GNMA and Government Securities Fund	43,111	454,888	(477,400)	24	0	20,623	187	0

PIMCO Long Duration Total Return Fund	174	917,591	(847,300)	(1)	(12)	70,452	191	0

PIMCO Long-Term U.S. Government Fund	161	1	0	0	0	162	1	0

PIMCO Moderate Duration Fund	186	2	0	0	0	188	1	0

PIMCO Mortgage-Backed Securities Fund	3,450	52,724	(54,740)	2	0	1,436	24	0

PIMCO Mortgage Opportunities and Bond Fund	79,179	2,160,227	(2,084,100)	236	(14)	155,528	926	0

PIMCO Strategic Bond Fund	2,630	17	(2,500)	(37)	37	147	17	0

PIMCO Total Return Fund II	20,831	134,952	(136,600)	(79)	82	19,186	152	0

PIMCO Total Return Fund IV	3,887	16,714	(5,899)	(45)	42	14,699	114	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or

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Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs,

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or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2022, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the

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characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a

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component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the

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amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements	(Cont.)

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

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To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements	(Cont.)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a

Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Strategic Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X	X	X

High Yield	X	X	—	X	—	X	—	X	X	—	—	X

Market	X	X	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	—	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X	X

Extension	—	—	—	—	—	—	—	X	—	—	—	—

Prepayment	—	—	—	—	—	—	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	—	X	X	—	X	—	X	X

Real Estate	—	—	—	—	—	—	—	X	—	—	—	—

Emerging Markets	X	X	X	X	—	X	X	—	X	—	X	X

Sovereign Debt	X	X	—	X	—	X	—	—	X	—	X	X

Currency	X	X	—	X	—	X	—	—	X	—	—	X

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X	X	X

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Risks	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Strategic Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

Tax-Efficient Investing	—	—	—	—	—	—	—	—	X	—	—	—

Convertible Securities	—	—	—	—	—	—	—	X	—	—	X	—

Distribution Rate	—	—	—	—	—	—	—	X	—	—	—	—

Environmental, Social and Governance Investing	—	—	—	—	—	—	—	—	—	—	—	X

LIBOR Transition	X	X	X	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements	(Cont.)

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions or other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax-Efficient Investing Risk  is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and

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there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or

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Notes to Financial Statements	(Cont.)

breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are

194	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class R
PIMCO Dynamic Bond Fund	0.55%	0.25%	0.35%	0.45%	(1)	N/A	0.40%		0.40%	0.40%
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A
PIMCO GNMA and Government Securities Fund	0.25%	0.25%	0.35%	0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A		N/A	0.40%		0.40%	N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.45%	(1)*	N/A	0.35%		0.35%	N/A
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%	N/A		N/A	N/A		N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%	0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO Mortgage Opportunities and Bond Fund	0.35%	0.25%	0.35%	0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO Strategic Bond Fund(2)	0.25%	0.30%	0.40%	N/A		N/A	0.45%		0.45%	N/A
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	N/A		N/A	N/A		N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.25%	N/A	N/A		N/A	0.35%		N/A	N/A
PIMCO Total Return ESG Fund	0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(2)

PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for each share class of the Fund by 0.05% of the average daily net assets attributable to the applicable class of the Fund.

*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the

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Notes to Financial Statements	(Cont.)

maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

PIMCO Dynamic Bond Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Total Return ESG Fund	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for each share class of the PIMCO Strategic Bond Fund by 0.05% of the average daily net assets attributable to the applicable class of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee

196	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

In addition, in any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the PIMCO Strategic Bond Fund of any portion of the supervisory and administrative fee waived pursuant to the Fee Waiver Agreement (the “SB Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fee pursuant to the

Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total SB Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

Prior to July 31, 2019, PIMCO had contractually agreed to waive a portion of its Investment Advisory Fee for the PIMCO Dynamic Bond Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by PIMCO Dynamic Bond Fund of any portion of the advisory fee waived (the “UB Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; ii) exceed the total UB Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO at September 30, 2022 (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined), were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Strategic Bond Fund	$63	$71	$77	$211

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities and Bond Fund and PIMCO Total Return ESG Fund. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Dynamic Bond Fund	$3

PIMCO GNMA and Government Securities Fund	2

PIMCO Mortgage-Backed Securities Fund	1

PIMCO Mortgage Opportunities and Bond Fund	15

PIMCO Strategic Bond Fund	36

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Dynamic Bond Fund	$0	$5,291

PIMCO Long Duration Total Return Fund	1,085	28,263

PIMCO Moderate Duration Fund	0	14,946

PIMCO Mortgage Opportunities and Bond Fund	14,890	53,755

PIMCO Total Return Fund II	1,332	0

PIMCO Total Return ESG Fund	475	50,989

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dynamic Bond Fund	$2,271,634	$1,921,973	$106,505	$224,608

PIMCO Extended Duration Fund	710,436	536,179	2,182	20,114

PIMCO GNMA and Government Securities Fund	12,991,882	13,003,223	0	49,191

PIMCO Long Duration Total Return Fund	2,543,852	2,619,459	38,042	808,506

PIMCO Long-Term U.S. Government Fund	616,466	510,200	860	3,249

PIMCO Moderate Duration Fund	405,307	311,054	171,958	164,357

PIMCO Mortgage-Backed Securities Fund	1,516,550	1,524,920	0	2,122

PIMCO Mortgage Opportunities and Bond Fund	52,207,850	50,857,634	522,878	336,770

PIMCO Strategic Bond Fund	84,076	71,406	5,511	5,589

PIMCO Total Return Fund II	870,815	874,254	22,867	54,041

PIMCO Total Return Fund IV	656,433	641,083	10,239	38,523

PIMCO Total Return ESG Fund	4,901,872	4,676,451	99,011	520,675

†	A zero balance may reflect actual amounts rounding to less than one thousand.

198	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dynamic Bond Fund				PIMCO Extended Duration Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	27,467	$274,801	153,153	$1,643,148	42,810	$198,260	80,046	$600,896

I-2	7,956	78,984	18,068	193,403	3,870	17,628	7,715	51,367

I-3	1,788	17,690	503	5,358	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,152	11,411	2,956	31,680	N/A	N/A	N/A	N/A

Class C	90	889	293	3,151	N/A	N/A	N/A	N/A

Class R	50	493	155	1,665	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,044	30,128	5,625	60,123	2,241	10,194	28,442	187,855

I-2	252	2,488	451	4,818	91	409	1,107	7,257

I-3	12	118	12	128	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	177	1,750	298	3,183	N/A	N/A	N/A	N/A

Class C	8	79	14	150	N/A	N/A	N/A	N/A

Class R	4	43	7	71	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(103,398)	(1,028,257)	(153,548)	(1,638,139)	(24,292)	(114,716)	(133,069)	(1,000,449)

I-2	(10,082)	(100,574)	(16,217)	(171,549)	(2,853)	(14,515)	(5,988)	(41,150)

I-3	(2,039)	(19,722)	(212)	(2,262)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(2,505)	(24,943)	(5,590)	(59,684)	N/A	N/A	N/A	N/A

Class C	(474)	(4,717)	(1,149)	(12,309)	N/A	N/A	N/A	N/A

Class R	(91)	(902)	(172)	(1,832)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(76,589)	$(760,241)	4,647	$61,103	21,867	$97,260	(21,747)	$(194,224)

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Notes to Financial Statements	(Cont.)

	PIMCO GNMA and Government Securities Fund				PIMCO Long Duration Total Return Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	18,606	$186,345	16,640	$186,819	51,540	$410,853	148,321	$1,525,999

I-2	13,655	138,403	19,271	216,318	3,774	30,440	5,267	53,384

I-3	2,062	20,633	486	5,508	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,956	19,765	4,629	52,075	619	4,927	657	6,634

Class C	39	392	254	2,859	2	19	54	523

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	891	8,839	1,385	15,452	6,786	53,445	23,575	240,835

I-2	608	6,024	822	9,168	192	1,510	646	6,604

I-3	18	176	6	64	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	362	3,584	466	5,183	45	357	180	1,844

Class C	24	235	27	299	3	23	13	130

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(29,329)	(294,859)	(45,234)	(506,707)	(120,708)	(953,477)	(96,833)	(973,730)

I-2	(15,554)	(155,965)	(60,698)	(682,883)	(4,737)	(36,628)	(6,525)	(65,956)

I-3	(369)	(3,514)	(474)	(5,361)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(4,960)	(49,938)	(11,987)	(134,179)	(722)	(5,918)	(1,683)	(17,118)

Class C	(439)	(4,408)	(1,625)	(18,201)	(24)	(194)	(181)	(1,872)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(12,430)	$(124,288)	(76,032)	$(853,586)	(63,230)	$(494,643)	73,491	$777,277

200	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

PIMCO Long-Term U.S. Government Fund						PIMCO Moderate Duration Fund				PIMCO Mortgage-Backed Securities Fund

Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022				Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

41,943	$174,850	111,464		$622,348		14,806	$142,485	32,057	$334,265	1,054	$10,048	6,256	$66,554

10,577	45,325	12,138		64,554		46	439	339	3,545	255	2,424	597	6,350

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	31	298	127	1,351

N/A	N/A	32	(a)	174	(a)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,639	11,251	3,566		19,551		N/A	N/A	N/A	N/A	106	1,019	332	3,526

801	3,500	811		4,268		N/A	N/A	N/A	N/A	1	6	37	386

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,403	5,853	7,904		42,546		1,345	12,767	1,706	17,644	225	2,105	345	3,652

189	787	749		4,034		3	29	5	47	28	263	51	545

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	4	35	10	105

N/A	N/A	72	(a)	390	(a)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

137	572	888		4,782		N/A	N/A	N/A	N/A	45	424	64	677

21	87	131		707		N/A	N/A	N/A	N/A	1	13	3	34

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(24,558)	(104,988)	(123,156)		(663,503)		(13,504)	(128,041)	(29,516)	(304,658)	(3,700)	(35,255)	(4,219)	(44,657)

(4,717)	(19,941)	(14,629)		(79,030)		(132)	(1,268)	(243)	(2,529)	(521)	(4,933)	(1,544)	(16,419)

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	(121)	(1,148)	(307)	(3,211)

N/A	N/A	(1,383	)(a)	(6,877	)(a)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(3,627)	(15,280)	(7,007)		(37,651)		N/A	N/A	N/A	N/A	(250)	(2,368)	(942)	(10,045)

(299)	(1,264)	(822)		(4,462)		N/A	N/A	N/A	N/A	(32)	(301)	(1,132)	(12,143)

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

24,509	$100,752	(9,242)		$(28,169)		2,564	$26,411	4,348	$48,314	(2,874)	$(27,370)	(322)	$(3,295)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	201

Notes to Financial Statements	(Cont.)

	PIMCO Mortgage Opportunities and Bond Fund				PIMCO Strategic Bond Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	110,778	$1,118,966	223,764	$2,432,337	3,770	$38,960	3,550	$38,835

I-2	41,464	416,870	112,553	1,214,267	2,025	20,835	4,174	45,570

I-3	1,311	13,161	3,959	42,882	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	2,149	21,760	9,205	99,616	132	1,345	579	6,337

Class C	308	3,113	783	8,476	56	586	76	813

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	10,602	105,956	17,892	193,988	76	770	81	883

I-2	3,133	31,311	4,424	47,921	28	284	40	431

I-3	132	1,322	189	2,047	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	337	3,368	515	5,578	14	147	17	180

Class C	46	454	72	777	1	6	0	1

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(166,468)	(1,675,154)	(215,526)	(2,338,475)	(2,177)	(22,379)	(2,416)	(26,315)

I-2	(65,109)	(655,519)	(63,787)	(689,773)	(2,565)	(26,239)	(4,763)	(51,850)

I-3	(2,337)	(23,542)	(1,667)	(18,059)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(5,437)	(54,744)	(7,627)	(82,920)	(381)	(3,913)	(930)	(10,141)

Class C	(504)	(5,072)	(833)	(9,036)	(130)	(1,339)	(133)	(1,447)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(69,595)	$(697,750)	83,916	$909,626	849	$9,063	275	$3,297

202	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

PIMCO Total Return Fund II						PIMCO Total Return Fund IV				PIMCO Total Return ESG Fund

Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022				Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,319	$36,512	17,278		$165,568		3,194	$31,274	4,486	$49,337	38,744	$313,324	80,572	$742,521

174	1,487	322		3,050		N/A	N/A	N/A	N/A	8,919	71,333	20,146	187,652

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	1 (b)	10 (b)	N/A	N/A

N/A	N/A	23	(a)	221	(a)	N/A	N/A	N/A	N/A	160	1,300	868	8,080

N/A	N/A	N/A		N/A		64	624	96	1,059	359	2,912	2,592	24,358

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	25	201	64	586

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

628	5,292	829		7,915		361	3,499	613	6,728	3,048	24,472	5,898	54,680

7	59	14		131		N/A	N/A	N/A	N/A	562	4,514	1,215	11,261

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	0 (b)	0 (b)	N/A	N/A

N/A	N/A	2	(a)	23	(a)	N/A	N/A	N/A	N/A	30	239	66	608

N/A	N/A	N/A		N/A		14	135	23	247	18	146	37	342

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	1	6	1	13

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(6,098)	(52,021)	(13,609)		(129,670)		(3,954)	(38,459)	(15,357)	(169,642)	(39,723)	(321,868)	(38,961)	(358,959)

(389)	(3,382)	(677)		(6,369)		N/A	N/A	N/A	N/A	(10,838)	(87,957)	(10,306)	(94,743)

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	0 (b)	0 (b)	N/A	N/A

N/A	N/A	(277	)(a)	(2,557	)(a)	N/A	N/A	N/A	N/A	(284)	(2,311)	(618)	(5,751)

N/A	N/A	N/A		N/A		(172)	(1,677)	(292)	(3,182)	(362)	(2,914)	(1,666)	(15,704)

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	(19)	(154)	(23)	(209)

N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1,359)	$(12,053)	3,905		$38,312		(493)	$(4,604)	(10,431)	$(115,453)	641	$3,253	59,885	$554,735

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on March 18, 2022.
(b)	Inception date of I-3 was July 29, 2022.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2022. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Extended Duration Fund	0	2	0%	41%

PIMCO Long Duration Total Return Fund	1	1	13%	11%

PIMCO Long-Term U.S. Government Fund	0	2	0%	41%

PIMCO Mortgage-Backed Securities Fund	1	0	19%	0%

PIMCO Total Return Fund II	1	0	12%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	203

Notes to Financial Statements	(Cont.)

exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dynamic Bond Fund	$420,849	$74,990

PIMCO Extended Duration Fund	2,184	21,212

PIMCO GNMA and Government Securities Fund	37,341	43,691

PIMCO Long Duration Total Return Fund	105,791	13,190

PIMCO Long-Term U.S. Government Fund*	83,564	131,470

PIMCO Moderate Duration Fund	16,419	24,101

PIMCO Mortgage-Backed Securities Fund	3,516	13,837

PIMCO Mortgage Opportunities and Bond Fund	0	79,405

PIMCO Strategic Bond Fund	4,135	604

PIMCO Total Return Fund II	10,740	5,728

PIMCO Total Return Fund IV	1,652	4,901

PIMCO Total Return ESG Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

204	PIMCO BOND FUNDS

September 30, 2022	(Unaudited)

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Dynamic Bond Fund	$3,133,034	$213,744	$(583,790)	$(370,046)

PIMCO Extended Duration Fund	1,514,153	59,948	(377,417)	(317,469)

PIMCO GNMA and Government Securities Fund	1,645,792	93,160	(200,640)	(107,480)

PIMCO Long Duration Total Return Fund	4,607,330	199,482	(1,039,842)	(840,360)

PIMCO Long-Term U.S. Government Fund	942,532	21,547	(258,698)	(237,151)

PIMCO Moderate Duration Fund	1,439,783	32,397	(150,296)	(117,899)

PIMCO Mortgage-Backed Securities Fund	255,696	15,365	(28,194)	(12,829)

PIMCO Mortgage Opportunities and Bond Fund	8,812,678	1,722,364	(2,604,039)	(881,675)

PIMCO Strategic Bond Fund	156,681	7,523	(17,252)	(9,729)

PIMCO Total Return Fund II	689,489	1,490	(85,583)	(84,093)

PIMCO Total Return Fund IV	404,610	4,218	(52,150)	(47,932)

PIMCO Total Return ESG Fund	3,224,150	57,796	(491,096)	(433,300)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	205

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOO	BoA Securities, Inc (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International Inc.

BOS	BofA Securities, Inc.	FBF	Credit Suisse International	NXN	Natixis New York

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	SOG	Societe Generale Paris

CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	STR	State Street FICC Repo

CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC

CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

CLY	Crédit Agricole Corporate and Investment Bank	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar

COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar

DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

BADLARPP	Argentina Badlar Floating Rate Notes	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	THBFIX	Thai Baht Floating-Rate Fix

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CDO	Collateralized Debt Obligation

206	PIMCO BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

208	PIMCO BOND FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such

Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

210	PIMCO BOND FUNDS

(Unaudited)

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

212	PIMCO BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0334	$0.0000	$0.0000	$0.0334

May 2022	$0.0317	$0.0000	$0.0000	$0.0317

June 2022	$0.0379	$0.0000	$0.0000	$0.0379

July 2022	$0.0380	$0.0000	$0.0000	$0.0380

August 2022	$0.0384	$0.0000	$0.0000	$0.0384

September 2022	$0.0481	$0.0000	$0.0000	$0.0481

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0325	$0.0000	$0.0000	$0.0325

May 2022	$0.0309	$0.0000	$0.0000	$0.0309

June 2022	$0.0370	$0.0000	$0.0000	$0.0370

July 2022	$0.0371	$0.0000	$0.0000	$0.0371

August 2022	$0.0376	$0.0000	$0.0000	$0.0376

September 2022	$0.0473	$0.0000	$0.0000	$0.0473

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0321	$0.0000	$0.0000	$0.0321

May 2022	$0.0304	$0.0000	$0.0000	$0.0304

June 2022	$0.0366	$0.0000	$0.0000	$0.0366

July 2022	$0.0367	$0.0000	$0.0000	$0.0367

August 2022	$0.0371	$0.0000	$0.0000	$0.0371

September 2022	$0.0468	$0.0000	$0.0000	$0.0468

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0299	$0.0000	$0.0000	$0.0299

May 2022	$0.0283	$0.0000	$0.0000	$0.0283

June 2022	$0.0345	$0.0000	$0.0000	$0.0345

July 2022	$0.0346	$0.0000	$0.0000	$0.0346

August 2022	$0.0350	$0.0000	$0.0000	$0.0350

September 2022	$0.0446	$0.0000	$0.0000	$0.0446

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	213

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0232	$0.0000	$0.0000	$0.0232

May 2022	$0.0220	$0.0000	$0.0000	$0.0220

June 2022	$0.0282	$0.0000	$0.0000	$0.0282

July 2022	$0.0283	$0.0000	$0.0000	$0.0283

August 2022	$0.0286	$0.0000	$0.0000	$0.0286

September 2022	$0.0381	$0.0000	$0.0000	$0.0381

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

214	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4002SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		16

Benchmark Descriptions		18

Financial Highlights		20

Statements of Assets and Liabilities		30

Consolidated Statement of Assets and Liabilities		32

Statements of Operations		34

Consolidated Statement of Operations		35

Statements of Changes in Net Assets		36

Consolidated Statements of Changes in Net Assets		38

Statement of Cash Flows		39

Notes to Financial Statements		155

Glossary		184

Approval of Investment Advisory Contract and Other Agreements		185

Distribution Information		191

Fund	Fund Summary	Schedule of Investments

PIMCO Credit Opportunities Bond Fund	8	40

PIMCO Diversified Income Fund	9	51

PIMCO ESG Income Fund	10	72

PIMCO High Yield Spectrum Fund	11	85

PIMCO Long-Term Credit Bond Fund	12	94

PIMCO Low Duration Credit Fund(a)	13	114

PIMCO Low Duration Income Fund	14	121

PIMCO Preferred and Capital Securities Fund(1)	15	147

(1) Consolidated Schedule of Investments

(a)	Prior to May 3, 2021, the PIMCO Low Duration Credit Fund was named the PIMCO Senior Floating Rate Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

2	PIMCO CREDIT BOND FUNDS

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

A Fund may have significant exposure to issuers in the United Kingdom. The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured

4	PIMCO CREDIT BOND FUNDS

Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class C-2 if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	5

Important Information About the Funds	(Cont.)

hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

6	PIMCO CREDIT BOND FUNDS

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	7

PIMCO Credit Opportunities Bond Fund

Institutional Class - PCARX	Class A - PZCRX
I-2 - PPCRX	Class C - PCCRX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	41.4%

Short-Term Instruments‡	36.6%

Loan Participations and Assignments	5.6%

Asset-Backed Securities	4.9%

U.S. Treasury Obligations	4.5%

Other	7.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/11)
PIMCO Credit Opportunities Bond Fund Institutional Class	(4.11)%	(6.79)%	1.25%	2.36%	2.72%
PIMCO Credit Opportunities Bond Fund I-2	(4.17)%	(6.90)%	1.15%	2.24%	2.61%
PIMCO Credit Opportunities Bond Fund Class A	(4.28)%	(7.22)%	0.85%	1.94%	2.30%
PIMCO Credit Opportunities Bond Fund Class A (adjusted)	(7.87)%	(10.71)%	0.08%	1.55%	1.95%
PIMCO Credit Opportunities Bond Fund Class C	(4.65)%	(7.88)%	0.10%	1.18%	1.54%
PIMCO Credit Opportunities Bond Fund Class C (adjusted)	(5.59)%	(8.78)%	0.10%	1.18%	1.54%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	0.95%	0.90%
Lipper Absolute Return Bond Funds Average	(5.07)%	(8.46)%	0.57%	1.47%	1.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.90% for Institutional Class shares, 1.00% for I-2 shares, 1.30% for Class A shares, and 2.05% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Credit Opportunities Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to integrated oil contributed to performance, as certain names held outperformed alongside a strong price recovery from lows brought by geopolitical uncertainty.

»	Short exposure to construction machinery contributed to performance, as certain names held underperformed due to lingering pandemic-related headwinds including destocking, production disruption, and demand uncertainty.

»	There are no other material contributors for this Fund.

»	Long exposure to duration detracted from performance, as rates rose.

»	Long exposure to the gaming sector detracted from performance, as Macao gaming operators were pressured by COVID-related lockdowns and restrictions.

»	Long exposure to banking detracted from performance, as the sector was pressured by the absence of loan loss reserve releases originally built to protect against potential defaults during the onset of the pandemic that boosted 2021 results.

»	Long exposure to securitized credit, non-agency mortgages in particular, detracted from performance, as the sector had a negative return.

8	PIMCO CREDIT BOND FUNDS

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Administrative Class - PDAAX
I-2 - PDVPX	Class A - PDVAX
I-3 - PDNIX	Class C - PDICX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	44.6%

Short-Term Instruments‡	13.5%

Sovereign Issues	12.0%

U.S. Treasury Obligations	11.2%

U.S. Government Agencies	5.7%

Loan Participations and Assignments	4.2%

Asset-Backed Securities	3.7%

Non-Agency Mortgage-Backed Securities	2.9%

Preferred Securities	2.1%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	(11.38)%	(17.64)%	(0.22)%	2.29%	5.35%
PIMCO Diversified Income Fund I-2	(11.43)%	(17.73)%	(0.32)%	2.19%	5.24%
PIMCO Diversified Income Fund I-3	(11.45)%	(17.77)%	(0.37)%	2.14%	5.19%
PIMCO Diversified Income Fund Administrative Class	(11.50)%	(17.85)%	(0.47)%	2.04%	5.08%
PIMCO Diversified Income Fund Class A	(11.57)%	(17.98)%	(0.62)%	1.89%	4.92%
PIMCO Diversified Income Fund Class A (adjusted)	(14.88)%	(21.05)%	(1.37)%	1.50%	4.71%
PIMCO Diversified Income Fund Class C	(11.90)%	(18.60)%	(1.36)%	1.13%	4.14%
PIMCO Diversified Income Fund Class C (adjusted)	(12.77)%	(19.39)%	(1.36)%	1.13%	4.14%
Bloomberg Global Credit Hedged USD Index	(10.55)%	(16.53)%	0.08%	2.13%	4.04%
1/3 each — Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	(11.55)%	(17.33)%	(0.18)%	2.36%	5.18%
Lipper Multi-Sector Income Funds Average	(8.64)%	(12.64)%	0.43%	2.16%	4.41%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.75% for Institutional Class shares, 0.85% for I-2 shares, 0.95% for I-3 shares, 1.00% for Administrative Class shares, 1.15% for Class A shares, and 1.90% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.S. duration contributed to performance, as rates rose.

»	Underweight exposure to European duration contributed to performance, as rates rose.

»	Underweight exposure to emerging markets contributed to performance, as inflationary pressures, geopolitical uncertainty stemming from Russia, and elevated recessionary risks weighed on investor sentiment.

»	Tactical exposure to non-agency residential mortgage-backed securities detracted from performance, as the sector had a negative return.

»	Overweight exposure to high yield securities detracted from performance, as spreads widened alongside elevated recessionary risks and inflationary pressures.

»	Exposure to equities of companies that were recently restructured detracted from performance, as the names held had a negative return.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	9

PIMCO ESG Income Fund

Institutional Class - PEGIX	Class A - PEGAX
I-2 - PEGPX	Class C - PEGBX
I-3 - PEGQX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	39.3%

Non-Agency Mortgage-Backed Securities	22.4%

Asset-Backed Securities	12.4%

Short-Term Instruments	11.0%

U.S. Government Agencies	8.7%

U.S. Treasury Obligations	4.0%

Sovereign Issues	1.4%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	Fund Inception (09/30/20)
PIMCO ESG Income Fund Institutional Class	(6.74)%	(8.74)%	(1.36)%
PIMCO ESG Income Fund I-2	(6.79)%	(8.83)%	(1.45)%
PIMCO ESG Income Fund I-3	(6.81)%	(8.87)%	(1.51)%
PIMCO ESG Income Fund Class A	(6.93)%	(9.10)%	(1.75)%
PIMCO ESG Income Fund Class A (adjusted)	(10.40)%	(12.54)%	(3.61)%
PIMCO ESG Income Fund Class C	(7.29)%	(9.79)%	(2.49)%
PIMCO ESG Income Fund Class C (adjusted)	(8.21)%	(10.68)%	(2.49)%
Bloomberg U.S. Aggregate Index	(9.22)%	(14.60)%	(8.00)%
Lipper Multi-Sector Income Funds Average	(8.64)%	(12.64)%	(3.72)%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.52% for Institutional Class shares, 0.62% for I-2 shares, 0.72% for I-3 shares, 0.92% for Class A shares, and 1.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

The PIMCO ESG Income Fund seeks to maximize current income, while incorporating PIMCO’s ESG investment strategy, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies (i.e. the Fund will favor certain investments that offer consistent and high levels of income). The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may also invest in labeled green, sustainable social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental, sustainability and/or social projects and, in the case of sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to U.K. duration contributed to performance, as interest rates rose across all portions of the yield curve.

»	Short exposure to Japanese duration contributed to performance, as the Japanese yield curve steepened, with interest rates rising in the intermediate and long end of the yield curve.

»	Exposure to U.S. duration detracted from performance, as interest rates rose across all portions of the yield curve.

»	Holdings of investment grade corporate credit detracted from performance, as the sector posted negative total returns.

»	Holdings of the high yield corporate credit sector detracted from performance, as the sector posted negative total returns.

»	Holdings of commercial mortgage-backed securities detracted from performance, as the sector posted negative total returns.

»	There are no other material contributors for this Fund

10	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
I-2 - PHSPX	Class C - PHSCX
I-3 - PHFNX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	78.6%

Short-Term Instruments‡	7.5%

U.S. Treasury Obligations	6.0%

Sovereign Issues	2.9%

Preferred Securities	2.4%

Loan Participations and Assignments	1.7%

Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	(10.42)%	(13.47)%	1.41%	4.08%	5.17%
PIMCO High Yield Spectrum Fund I-2	(10.46)%	(13.55)%	1.31%	3.97%	5.06%
PIMCO High Yield Spectrum Fund I-3	(10.48)%	(13.60)%	1.26%	3.92%	5.01%
PIMCO High Yield Spectrum Fund Class A	(10.58)%	(13.77)%	1.05%	3.71%	4.80%
PIMCO High Yield Spectrum Fund Class A (adjusted)	(13.93)%	(16.98)%	0.29%	3.32%	4.47%
PIMCO High Yield Spectrum Fund Class C	(10.92)%	(14.42)%	0.30%	2.94%	4.02%
PIMCO High Yield Spectrum Fund Class C (adjusted)	(11.79)%	(15.24)%	0.30%	2.94%	4.02%
ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index	(10.40)%	(13.91)%	1.45%	4.15%	5.16%
Lipper Global High Yield Funds Average	(11.06)%	(15.15)%	0.16%	2.63%	3.57%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.61% for Institutional Class shares, 0.71% for I-2 shares, 0.81% for I-3 shares, 0.96% for Class A shares, and 1.71% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the “Benchmark”). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the aerospace and defense sector contributed to performance, as the Fund’s positions outperformed the broader sector.

»	Underweight exposure to the retailers sector contributed to performance, as the sector underperformed the broader market.

»	Overweight exposure to the aerospace and defense sector contributed to performance, as the sector outperformed the broader market.

»	Security selection in the finance and insurance sector detracted from performance, as the Fund’s positions underperformed the broader sector.

»	Overweight exposure to the healthcare sector detracted from performance, as the sector underperformed the broader market.

»	Security selection in the healthcare sector detracted from performance, as the Fund’s positions underperformed the broader sector.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	11

PIMCO Long-Term Credit Bond Fund

Institutional Class - PTCIX
I-2 - PLCPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	57.5%

U.S. Treasury Obligations	28.1%

Preferred Securities	5.2%

Loan Participations and Assignments	2.9%

Sovereign Issues	2.3%

U.S. Government Agencies	1.7%

Municipal Bonds & Notes	1.4%

Short-Term Instruments‡	0.1%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Bond Fund Institutional Class	(19.87)%	(28.61)%	(0.96)%	2.71%	6.76%
PIMCO Long-Term Credit Bond Fund I-2	(19.91)%	(28.68)%	(1.05)%	2.61%	6.65%
Bloomberg U.S. Long Credit Index	(20.08)%	(27.98)%	(1.17)%	1.73%	5.83%
Lipper General Bond Funds Average	(9.89)%	(14.91)%	(0.08)%	1.90%	4.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.57% for Institutional Class shares, and 0.67% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term Credit Bond Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to interest rate positioning contributed to performance, as interest rates rose.

»	Underweight exposure to integrated oil contributed to performance, as the sector underperformed the Bloomberg U.S. Long Credit Index.

»	Security selection within the food and beverage sector, particularly underweight exposure to a select issuer, contributed to performance, as spreads widened

»	Overweight exposure to the banking sector detracted from performance, as the sector underperformed the broader Bloomberg U.S. Long Credit Index.

»	Tactical exposure to the emerging markets sector detracted from performance, as the sector posted negative returns.

»	Overweight exposure to the wireless sector detracted from performance, as the sector underperformed the broader Bloomberg U.S. Long Credit Index.

12	PIMCO CREDIT BOND FUNDS

PIMCO Low Duration Credit Fund

Institutional Class - PSRIX	Class A - PSRZX
I-2 - PSRPX	Class C - PSRWX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Loan Participations and Assignments	61.5%

Corporate Bonds & Notes	29.1%

Short-Term Instruments‡	9.4%

Other	0.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/29/11)
PIMCO Low Duration Credit Fund Institutional Class	(4.22)%	(4.53)%	1.16%	2.35%	2.61%
PIMCO Low Duration Credit Fund I-2	(4.26)%	(4.63)%	1.06%	2.25%	2.51%
PIMCO Low Duration Credit Fund Class A	(4.36)%	(4.82)%	0.86%	2.04%	2.30%
PIMCO Low Duration Credit Fund Class A (adjusted)	(6.52)%	(6.91)%	0.40%	1.65%	1.96%
PIMCO Low Duration Credit Fund Class C	(4.73)%	(5.53)%	0.11%	1.28%	1.54%
PIMCO Low Duration Credit Fund Class C (adjusted)	(5.66)%	(6.45)%	0.11%	1.28%	1.54%
50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index	(4.60)%	(5.02)%	2.75%	3.90%	4.12%
Lipper Loan Participation Funds Average	(4.38)%	(4.41)%	1.67%	2.53%	2.65%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Effective May 3, 2021, the Fund’s broad-based securities market index is a blend of 50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to May 3, 2021, the Fund’s broad-based securities market index was the J.P. Morgan BB/B Leveraged Loan Index. Effective May 3, 2021, certain changes were made to the Fund’s principal investment strategies. The Fund’s performance information prior to May 3, 2021 relates only to the Fund’s former principal investment strategies.

* Cumulative return.

♦ Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.73% for Institutional Class shares, 0.83% for I-2 shares, 1.03% for Class A shares, and 1.78% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Credit Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bank loans (including, among others, covenant-lite obligations), bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the healthcare sector contributed to performance, as the Fund’s healthcare positions outperformed the broader sector.

»	Security selection in the consumer cyclicals sector contributed to performance, as the Fund’s consumer cyclical positions outperformed the broader sector.

»	Security selection in the forest products, paper and packaging sector contributed to performance, as the Fund’s forest products, paper and packaging positions outperformed the broader sector.

»	Security selection in the finance and insurance sector detracted from performance, as the Fund’s finance and insurance positions underperformed the broader sector.

»	Security selection in the technology sector detracted from performance, as the Fund’s technology positions underperformed the broader sector.

»	Security selection in the building products sector detracted from performance, as the Fund’s building products positions underperformed the broader sector.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	13

PIMCO Low Duration Income Fund

Institutional Class - PFIIX	Class A - PFIAX
I-2 - PFTPX	Class C - PFNCX
I-3 - PFNIX	Class C-2 - PLDCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

U.S. Government Agencies	28.1%

Non-Agency Mortgage-Backed Securities	21.1%

Corporate Bonds & Notes	19.7%

Asset-Backed Securities	11.9%

U.S. Treasury Obligations	7.2%

Loan Participations and Assignments	6.3%

Sovereign Issues	2.4%

Short-Term Instruments‡	1.9%

Other	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Low Duration Income Fund Institutional Class	(4.14)%	(7.00)%	1.64%	2.79%	3.29%
PIMCO Low Duration Income Fund I-2	(4.19)%	(7.10)%	1.54%	2.68%	3.18%
PIMCO Low Duration Income Fund I-3	(4.22)%	(7.15)%	1.49%	2.67%	3.19%
PIMCO Low Duration Income Fund Class A	(4.33)%	(7.38)%	1.24%	2.38%	2.87%
PIMCO Low Duration Income Fund Class A (adjusted)	(6.48)%	(9.46)%	0.77%	2.15%	2.74%
PIMCO Low Duration Income Fund Class C	(4.48)%	(7.66)%	0.93%	2.07%	2.56%
PIMCO Low Duration Income Fund Class C (adjusted)	(5.42)%	(8.56)%	0.93%	2.07%	2.56%
PIMCO Low Duration Income Fund Class C-2	(4.57)%	(7.84)%	0.72%	1.87%	2.38%
PIMCO Low Duration Income Fund Class C-2 (adjusted)	(5.52)%	(8.74)%	0.72%	1.87%	2.38%
Bloomberg U.S. Aggregate 1-3 Years Index	(2.13)%	(5.11)%	0.64%	0.78%	2.01%♦
Lipper Short Investment Grade Debt Funds Average	(2.91)%	(5.91)%	0.70%	0.92%	1.94%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 1.00% CDSC on Class C and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, 0.60% for I-2 shares, 0.70% for I-3 shares, 0.90% for Class A shares, 1.20% for Class C shares and 1.40% for Class C-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to U.K. duration contributed to performance, as interest rates rose across all portions of the U.K. sovereign curve.

»	Exposure to the Russian ruble contributed to performance, as the currency appreciated versus the U.S. dollar.

»	Holdings of Russian local debt contributed to performance, as Russian sovereign swap rates fell across all tenors of the Russian ruble curve.

»	Exposure to U.S. duration detracted from performance, as interest rates rose across all portions of the U.S. Treasury yield curve.

»	Holdings of high yield corporate credit detracted from performance, as this sector posted negative total returns.

»	Holdings of non-agency mortgage backed securities (“MBS”) detracted from performance, as the majority of non-agency MBS spread sectors widened.

14	PIMCO CREDIT BOND FUNDS

PIMCO Preferred and Capital Securities Fund

Institutional Class - PFINX	Class A - PFANX
I-2 - PFPNX	Class C - PFCJX
I-3 - PFNNX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	47.0%

Preferred Securities	44.0%

Short-Term Instruments‡	8.7%

Loan Participations and Assignments	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	Fund Inception (04/13/15)
PIMCO Preferred and Capital Securities Fund Institutional Class	(12.55)%	(18.04)%	1.57%	3.65%
PIMCO Preferred and Capital Securities Fund I-2	(12.62)%	(18.24)%	1.43%	3.54%
PIMCO Preferred and Capital Securities Fund I-3	(12.56)%	(18.23)%	1.41%	3.49%
PIMCO Preferred and Capital Securities Fund Class A	(12.66)%	(18.39)%	1.21%	3.28%
PIMCO Preferred and Capital Securities Fund Class A (adjusted)	(15.96)%	(21.44)%	0.44%	2.75%
PIMCO Preferred and Capital Securities Fund Class C	(12.98)%	(19.01)%	0.48%	2.52%
PIMCO Preferred and Capital Securities Fund Class C (adjusted)	(13.83)%	(19.77)%	0.48%	2.52%
70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index	(9.78)%	(15.30)%	1.80%	3.51%
Lipper Flexible Income Funds Average	(8.96)%	(12.95)%	1.26%	2.48%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary expenses), were 0.88% for Institutional Class shares, 0.98% for I-2 shares, 1.08% for I-3 shares, 1.23% for Class A shares, and 1.98% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Preferred and Capital Securities Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. currency contributed to performance, as it had a positive cash rate.

»	There were no other material contributors for this Fund.

»	Exposure to U.S. duration detracted from performance, as rates rose.

»	Exposure to the additional tier 1 securities sector detracted from performance, as the sector posted a negative return.

»	Exposure to the U.S. preferred securities sector detracted from performance, as the sector posted a negative return.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Credit Opportunities Bond Fund
Institutional Class	$1,000.00	$958.90	$4.47	$1,000.00	$1,020.78	$4.61	0.90%
I-2	1,000.00	958.30	4.96	1,000.00	1,020.27	5.12	1.00
Class A	1,000.00	957.20	6.45	1,000.00	1,018.75	6.65	1.30
Class C	1,000.00	953.50	10.15	1,000.00	1,014.95	10.47	2.05

PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$886.20	$3.63	$1,000.00	$1,021.49	$3.89	0.76%
I-2	1,000.00	885.70	4.11	1,000.00	1,020.98	4.40	0.86
I-3	1,000.00	885.50	4.35	1,000.00	1,020.73	4.66	0.91
Administrative Class	1,000.00	885.00	4.82	1,000.00	1,020.22	5.17	1.01
Class A	1,000.00	884.30	5.54	1,000.00	1,019.46	5.94	1.16
Class C	1,000.00	881.00	9.10	1,000.00	1,015.66	9.76	1.91

PIMCO ESG Income Fund
Institutional Class	$1,000.00	$932.60	$2.55	$1,000.00	$1,022.71	$2.67	0.52%
I-2	1,000.00	932.10	3.04	1,000.00	1,022.20	3.18	0.62
I-3	1,000.00	931.90	3.28	1,000.00	1,021.95	3.43	0.67
Class A	1,000.00	930.70	4.50	1,000.00	1,020.68	4.71	0.92
Class C	1,000.00	927.10	8.16	1,000.00	1,016.88	8.54	1.67

16	PIMCO CREDIT BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$895.80	$2.98	$1,000.00	$1,022.20	$3.18	0.62%
I-2	1,000.00	895.40	3.46	1,000.00	1,021.69	3.69	0.72
I-3	1,000.00	895.20	3.70	1,000.00	1,021.44	3.94	0.77
Class A	1,000.00	894.20	4.66	1,000.00	1,020.43	4.97	0.97
Class C	1,000.00	890.80	8.24	1,000.00	1,016.62	8.79	1.72

PIMCO Long-Term Credit Bond Fund
Institutional Class	$1,000.00	$801.30	$3.47	$1,000.00	$1,021.49	$3.89	0.76%
I-2	1,000.00	800.90	3.93	1,000.00	1,020.98	4.40	0.86

PIMCO Low Duration Credit Fund
Institutional Class	$1,000.00	$957.80	$3.57	$1,000.00	$1,021.69	$3.69	0.72%
I-2	1,000.00	957.40	4.07	1,000.00	1,021.19	4.20	0.82
Class A	1,000.00	956.40	5.06	1,000.00	1,020.17	5.22	1.02
Class C	1,000.00	952.70	8.76	1,000.00	1,016.37	9.04	1.77

PIMCO Low Duration Income Fund
Institutional Class	$1,000.00	$958.60	$2.63	$1,000.00	$1,022.66	$2.72	0.53%
I-2	1,000.00	958.10	3.13	1,000.00	1,022.15	3.23	0.63
I-3	1,000.00	957.80	3.37	1,000.00	1,021.90	3.48	0.68
Class A	1,000.00	956.70	4.61	1,000.00	1,020.63	4.76	0.93
Class C	1,000.00	955.20	6.09	1,000.00	1,019.11	6.29	1.23
Class C-2	1,000.00	954.30	7.08	1,000.00	1,018.09	7.31	1.43

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class	$1,000.00	$874.50	$4.32	$1,000.00	$1,020.73	$4.66	0.91%
I-2	1,000.00	873.80	4.80	1,000.00	1,020.22	5.17	1.01
I-3	1,000.00	874.40	5.04	1,000.00	1,019.97	5.43	1.06
Class A	1,000.00	873.40	5.98	1,000.00	1,018.96	6.45	1.26
Class C	1,000.00	870.20	9.53	1,000.00	1,015.15	10.26	2.01

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	17

Benchmark Descriptions

Index*	Benchmark Description

1/3 each — Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	The Bloomberg Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index (USD Hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments.

50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index	The benchmark is a blend of 50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index. The ICE BofAML 1-5 Year US High Yield Constrained Index is designed to track the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market with at least one year and less than five years remaining term to final maturity, at least 18 months to final maturity at issuance, a fixed coupon schedule and a minimum amount outstanding of $250 million. The J.P. Morgan Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans and is comprised of issuers domiciled across global markets (the international component is comprised of developed market-domiciled issuers only).

70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index	The benchmark is a blend of 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index. The ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The ICE BofAML Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody’s, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.

Bloomberg Global Credit Hedged USD Index	Bloomberg Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

Bloomberg U.S. Aggregate 1-3 Years Index	Bloomberg U.S. Aggregate 1-3 Years Index represents securities that are SEC-registered, taxable, and dollar denominated with a maturity between one and three years. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg U.S. Long Credit Index	Bloomberg U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

18	PIMCO CREDIT BOND FUNDS

Index*	Benchmark Description

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index	The ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the ICE BofAML Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	19

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.51	$0.16	$(0.54)	$(0.38)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)

03/31/2021	9.07	0.30	0.97	1.27	(0.35)	0.00	0.00	(0.35)

03/31/2020	9.90	0.41	(0.85)	(0.44)	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.08	0.46	(0.19)	0.27	(0.45)	0.00	0.00	(0.45)

03/31/2018	10.04	0.38	0.06	0.44	(0.40)	0.00	0.00	(0.40)
I-2

04/01/2022 - 09/30/2022+	9.47	0.16	(0.55)	(0.39)	(0.14)	0.00	0.00	(0.14)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)

03/31/2021	9.03	0.29	0.96	1.25	(0.34)	0.00	0.00	(0.34)

03/31/2020	9.86	0.40	(0.84)	(0.44)	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.05	0.45	(0.20)	0.25	(0.44)	0.00	0.00	(0.44)

03/31/2018	10.01	0.38	0.05	0.43	(0.39)	0.00	0.00	(0.39)
Class A

04/01/2022 - 09/30/2022+	9.52	0.14	(0.55)	(0.41)	(0.12)	0.00	0.00	(0.12)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	9.08	0.26	0.97	1.23	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.91	0.37	(0.84)	(0.47)	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.10	0.42	(0.20)	0.22	(0.41)	0.00	0.00	(0.41)

03/31/2018	10.06	0.35	0.05	0.40	(0.36)	0.00	0.00	(0.36)
Class C

04/01/2022 - 09/30/2022+	9.37	0.11	(0.54)	(0.43)	(0.10)	0.00	0.00	(0.10)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

03/31/2021	8.95	0.18	0.95	1.13	(0.23)	0.00	0.00	(0.23)

03/31/2020	9.78	0.30	(0.84)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2019	9.96	0.34	(0.19)	0.15	(0.33)	0.00	0.00	(0.33)

03/31/2018	9.94	0.26	0.05	0.31	(0.29)	0.00	0.00	(0.29)

PIMCO Diversified Income Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.18	$0.18	$(1.33)	$(1.15)	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.21	0.34	0.89	1.23	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.86	0.35	(0.48)	(0.13)	(0.50)	(0.02)	0.00	(0.52)

03/31/2019	10.77	0.37	0.20	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2018	10.78	0.37	0.14	0.51	(0.51)	0.00	(0.01)	(0.52)
I-2

04/01/2022 - 09/30/2022+	10.18	0.17	(1.32)	(1.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.21	0.33	0.89	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.48)	(0.14)	(0.49)	(0.02)	0.00	(0.51)

03/31/2019	10.77	0.35	0.20	0.55	(0.46)	0.00	0.00	(0.46)

03/31/2018	10.78	0.35	0.15	0.50	(0.50)	0.00	(0.01)	(0.51)
I-3

04/01/2022 - 09/30/2022+	10.18	0.17	(1.33)	(1.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)

03/31/2021	10.21	0.32	0.90	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.49)	(0.15)	(0.48)	(0.02)	0.00	(0.50)

04/27/2018 - 03/31/2019	10.72	0.35	0.22	0.57	(0.43)	0.00	0.00	(0.43)
Administrative Class

04/01/2022 - 09/30/2022+	10.18	0.16	(1.32)	(1.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)

03/31/2021	10.21	0.31	0.90	1.21	(0.38)	0.00	0.00	(0.38)

03/31/2020	10.86	0.33	(0.49)	(0.16)	(0.47)	(0.02)	0.00	(0.49)

03/31/2019	10.77	0.36	0.18	0.54	(0.45)	0.00	0.00	(0.45)

03/31/2018	10.78	0.34	0.14	0.48	(0.48)	0.00	(0.01)	(0.49)

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.99	(4.01)%	$193,804	0.90	%*	0.90	%*	0.90	%*	0.90	%*	3.45	%*	85%

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07		84

9.99	14.06	268,038	0.90		0.90		0.90		0.90		3.10		99

9.07	(4.69)	232,487	0.92		0.92		0.90		0.90		4.13		138

9.90	2.77	289,576	0.93		0.93		0.90		0.90		4.60		110

10.08	4.38	353,288	0.91		0.91		0.90		0.90		3.72		100

8.94	(4.17)	102,386	1.00	*	1.00	*	1.00	*	1.00	*	3.37	*	85

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97		84

9.94	13.92	115,116	1.00		1.00		1.00		1.00		3.01		99

9.03	(4.78)	55,030	1.02		1.02		1.00		1.00		4.03		138

9.86	2.58	47,743	1.03		1.03		1.00		1.00		4.51		110

10.05	4.33	58,119	1.01		1.01		1.00		1.00		3.71		100

8.99	(4.28)	19,087	1.30	*	1.30	*	1.30	*	1.30	*	3.04	*	85

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65		84

10.00	13.61	19,542	1.30		1.30		1.30		1.30		2.68		99

9.08	(5.01)	19,607	1.32		1.32		1.30		1.30		3.73		138

9.91	2.24	23,099	1.33		1.33		1.30		1.30		4.20		110

10.10	4.03	30,228	1.31		1.31		1.30		1.30		3.41		100

8.84	(4.65)	3,141	2.05	*	2.05	*	2.05	*	2.05	*	2.30	*	85

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91		84

9.85	12.73	3,866	2.05		2.05		2.05		2.05		1.91		99

8.95	(5.75)	5,206	2.07		2.07		2.05		2.05		3.00		138

9.78	1.63	5,834	2.08		2.08		2.05		2.05		3.45		110

9.96	3.13	7,532	2.06		2.06		2.05		2.05		2.58		100

$8.83	(11.38)%	$3,244,676	0.76	%*	0.76	%*	0.75	%*	0.75	%*	3.68	%*	65%

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22		94

11.04	12.15	4,132,019	0.77		0.77		0.75		0.75		3.04		110

10.21	(1.45)	2,852,619	0.79		0.79		0.75		0.75		3.19		127

10.86	5.45	2,627,609	0.79		0.79		0.75		0.75		3.45		105

10.77	4.75	2,558,977	0.77		0.77		0.75		0.75		3.36		146

8.83	(11.43)	167,419	0.86	*	0.86	*	0.85	*	0.85	*	3.58	*	65

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07		94

11.04	12.04	670,322	0.87		0.87		0.85		0.85		2.94		110

10.21	(1.55)	335,490	0.89		0.89		0.85		0.85		3.07		127

10.86	5.34	169,410	0.89		0.89		0.85		0.85		3.35		105

10.77	4.64	129,856	0.87		0.87		0.85		0.85		3.25		146

8.83	(11.45)	29,397	0.91	*	0.96	*	0.90	*	0.95	*	3.53	*	65

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09		94

11.04	11.98	27,498	0.92		0.97		0.90		0.95		2.88		110

10.21	(1.60)	13,637	0.94		0.99		0.90		0.95		3.03		127

10.86	5.47	3,619	0.94	*	0.99	*	0.90	*	0.95	*	3.55	*	105

8.83	(11.50)	17,120	1.01	*	1.01	*	1.00	*	1.00	*	3.44	*	65

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99		94

11.04	11.87	10,752	1.02		1.02		1.00		1.00		2.83		110

10.21	(1.70)	159,259	1.04		1.04		1.00		1.00		2.94		127

10.86	5.19	155,936	1.04		1.04		1.00		1.00		3.36		105

10.77	4.49	10,049	1.02		1.02		1.00		1.00		3.12		146

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Diversified Income Fund (Cont.)
Class A

04/01/2022 - 09/30/2022+	$10.18	$0.16	$(1.33)	$(1.17)	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.21	0.29	0.90	1.19	(0.36)	0.00	0.00	(0.36)

03/31/2020	10.86	0.31	(0.49)	(0.18)	(0.45)	(0.02)	0.00	(0.47)

03/31/2019	10.77	0.32	0.20	0.52	(0.43)	0.00	0.00	(0.43)

03/31/2018	10.78	0.32	0.14	0.46	(0.46)	0.00	(0.01)	(0.47)
Class C

04/01/2022 - 09/30/2022+	10.18	0.12	(1.32)	(1.20)	(0.15)	0.00	0.00	(0.15)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.21	0.21	0.90	1.11	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.86	0.23	(0.49)	(0.26)	(0.37)	(0.02)	0.00	(0.39)

03/31/2019	10.77	0.24	0.20	0.44	(0.35)	0.00	0.00	(0.35)

03/31/2018	10.78	0.24	0.14	0.38	(0.38)	0.00	(0.01)	(0.39)

PIMCO ESG Income Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.07	$0.15	$(0.83)	$(0.68)	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)

09/30/2020 - 03/31/2021	10.00	0.10	0.34	0.44	(0.09)	0.00	0.00	(0.09)
I-2

04/01/2022 - 09/30/2022+	10.07	0.14	(0.83)	(0.69)	(0.14)	0.00	0.00	(0.14)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.35	0.44	(0.09)	0.00	0.00	(0.09)
I-3

04/01/2022 - 09/30/2022+	10.07	0.14	(0.83)	(0.69)	(0.14)	0.00	0.00	(0.14)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.34	0.43	(0.08)	0.00	0.00	(0.08)
Class A

04/01/2022 - 09/30/2022+	10.07	0.13	(0.83)	(0.70)	(0.13)	0.00	0.00	(0.13)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)

09/30/2020 - 03/31/2021	10.00	0.07	0.35	0.42	(0.07)	0.00	0.00	(0.07)
Class C

04/01/2022 - 09/30/2022+	10.07	0.09	(0.83)	(0.74)	(0.09)	0.00	0.00	(0.09)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

09/30/2020 - 03/31/2021	10.00	0.03	0.35	0.38	(0.03)	0.00	0.00	(0.03)

PIMCO High Yield Spectrum Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.49	$0.21	$(1.19)	$(0.98)	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)

03/31/2021	8.58	0.45	1.47	1.92	(0.47)	0.00	0.00	(0.47)

03/31/2020	9.71	0.54	(1.12)	(0.58)	(0.55)	0.00	0.00	(0.55)

03/31/2019	9.78	0.57	(0.07)	0.50	(0.57)	0.00	0.00	(0.57)

03/31/2018	9.93	0.55	(0.14)	0.41	(0.30)	0.00	(0.26)	(0.56)
I-2

04/01/2022 - 09/30/2022+	9.49	0.20	(1.18)	(0.98)	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.44	1.47	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.11)	(0.59)	(0.54)	0.00	0.00	(0.54)

03/31/2019	9.78	0.56	(0.06)	0.50	(0.57)	0.00	0.00	(0.57)

03/31/2018	9.93	0.54	(0.14)	0.40	(0.29)	0.00	(0.26)	(0.55)
I-3

04/01/2022 - 09/30/2022+	9.49	0.20	(1.19)	(0.99)	(0.22)	0.00	0.00	(0.22)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.43	1.48	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.12)	(0.60)	(0.53)	0.00	0.00	(0.53)

04/27/2018 - 03/31/2019	9.81	0.52	(0.10)	0.42	(0.52)	0.00	0.00	(0.52)

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.83	(11.57)%	$220,121	1.16	%*	1.16	%*	1.15	%*	1.15	%*	3.28	%*	65%

10.18	(4.75)	290,939	1.15		1.15		1.15		1.15		2.81		94

11.04	11.71	361,780	1.17		1.17		1.15		1.15		2.64		110

10.21	(1.84)	297,090	1.19		1.19		1.15		1.15		2.78		127

10.86	5.03	251,911	1.19		1.19		1.15		1.15		3.04		105

10.77	4.33	260,394	1.17		1.17		1.15		1.15		2.97		146

8.83	(11.90)	34,074	1.91	*	1.91	*	1.90	*	1.90	*	2.53	*	65

10.18	(5.46)	49,134	1.90		1.90		1.90		1.90		2.05		94

11.04	10.87	67,889	1.92		1.92		1.90		1.90		1.89		110

10.21	(2.58)	77,114	1.94		1.94		1.90		1.90		2.04		127

10.86	4.25	73,261	1.94		1.94		1.90		1.90		2.29		105

10.77	3.56	82,085	1.92		1.92		1.90		1.90		2.22		146

$9.24	(6.84)%	$158,028	0.52	%*	0.52	%*	0.51	%*	0.51	%*	2.97	%*	80%

10.07	(0.09)	155,174	0.52		0.52		0.51		0.51		2.28		50

10.35	4.43	37,125	0.52	*	1.14	*	0.50	*	1.12	*	1.87	*	135

9.24	(6.89)	22,206	0.62	*	0.62	*	0.61	*	0.61	*	2.91	*	80

10.07	(0.19)	17,691	0.62		0.62		0.61		0.61		2.14		50

10.35	4.38	1,421	0.62	*	1.24	*	0.60	*	1.22	*	1.81	*	135

9.24	(6.91)	13,810	0.67	*	0.72	*	0.66	*	0.71	*	2.77	*	80

10.07	(0.24)	23,132	0.67		0.72		0.66		0.71		1.91		50

10.35	4.35	45	0.72	*	1.34	*	0.70	*	1.32	*	1.69	*	135

9.24	(7.03)	2,759	0.92	*	0.92	*	0.91	*	0.91	*	2.58	*	80

10.07	(0.49)	1,809	0.92		0.92		0.91		0.91		1.87		50

10.35	4.23	23	0.92	*	1.54	*	0.90	*	1.52	*	1.46	*	135

9.24	(7.39)	91	1.67	*	1.67	*	1.66	*	1.66	*	1.80	*	80

10.07	(1.24)	108	1.67		1.67		1.66		1.66		1.21		50

10.35	3.85	90	1.67	*	2.29	*	1.65	*	2.27	*	0.67	*	135

$8.28	(10.42)%	$88,411	0.62	%*	0.62	%*	0.60	%*	0.60	%*	4.65	%*	22%

9.49	(0.59)	135,530	0.61		0.61		0.60		0.60		4.10		43

10.03	22.77	170,488	0.62		0.62		0.60		0.60		4.67		39

8.58	(6.52)	101,092	0.62		0.62		0.60		0.60		5.47		27

9.71	5.36	603,647	0.63		0.63		0.60		0.60		5.93		26

9.78	4.15	655,038	0.62		0.62		0.60		0.60		5.53		24

8.28	(10.46)	105,229	0.72	*	0.72	*	0.70	*	0.70	*	4.57	*	22

9.49	(0.69)	151,560	0.71		0.71		0.70		0.70		4.04		43

10.03	22.65	238,069	0.72		0.72		0.70		0.70		4.60		39

8.58	(6.61)	134,676	0.72		0.72		0.70		0.70		5.34		27

9.71	5.26	193,934	0.73		0.73		0.70		0.70		5.85		26

9.78	4.05	150,910	0.72		0.72		0.70		0.70		5.45		24

8.28	(10.48)	2,126	0.77	*	0.82	*	0.75	*	0.80	*	4.54	*	22

9.49	(0.74)	2,249	0.76		0.81		0.75		0.80		3.94		43

10.03	22.59	3,621	0.77		0.82		0.75		0.80		4.41		39

8.58	(6.66)	445	0.77		0.82		0.75		0.80		5.28		27

9.71	4.45	2,142	0.78	*	0.83	*	0.75	*	0.80	*	5.91	*	26

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Spectrum Fund (Cont.)
Class A

04/01/2022 - 09/30/2022+	$9.49	$0.19	$(1.19)	$(1.00)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)

03/31/2021	8.58	0.42	1.47	1.89	(0.44)	0.00	0.00	(0.44)

03/31/2020	9.71	0.50	(1.12)	(0.62)	(0.51)	0.00	0.00	(0.51)

03/31/2019	9.78	0.54	(0.07)	0.47	(0.54)	0.00	0.00	(0.54)

03/31/2018	9.93	0.52	(0.14)	0.38	(0.27)	0.00	(0.26)	(0.53)
Class C

04/01/2022 - 09/30/2022+	9.49	0.16	(1.19)	(1.03)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

03/31/2021	8.58	0.36	1.46	1.82	(0.37)	0.00	0.00	(0.37)

03/31/2020	9.71	0.42	(1.11)	(0.69)	(0.44)	0.00	0.00	(0.44)

03/31/2019	9.78	0.47	(0.07)	0.40	(0.47)	0.00	0.00	(0.47)

03/31/2018	9.93	0.44	(0.14)	0.30	(0.19)	0.00	(0.26)	(0.45)

PIMCO Long-Term Credit Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.87	$0.21	$(2.35)	$(2.14)	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)

03/31/2021	12.08	0.50	0.74	1.24	(0.58)	(0.46)	0.00	(1.04)

03/31/2020	11.69	0.48	0.54	1.02	(0.59)	(0.04)	0.00	(0.63)

03/31/2019	11.83	0.49	0.08	0.57	(0.49)	(0.15)	(0.07)	(0.71)

03/31/2018	11.63	0.53	0.25	0.78	(0.58)	0.00	0.00	(0.58)
I-2

04/01/2022 - 09/30/2022+	10.87	0.20	(2.34)	(2.14)	(0.24)	0.00	0.00	(0.24)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

03/31/2021	12.08	0.49	0.73	1.22	(0.56)	(0.46)	0.00	(1.02)

03/31/2020	11.69	0.47	0.54	1.01	(0.58)	(0.04)	0.00	(0.62)

03/31/2019	11.83	0.48	0.08	0.56	(0.48)	(0.15)	(0.07)	(0.70)

03/31/2018	11.63	0.52	0.25	0.77	(0.57)	0.00	0.00	(0.57)

PIMCO Low Duration Credit Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.09	$0.20	$(0.57)	$(0.37)	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)

03/31/2021	8.63	0.31	0.70	1.01	(0.33)	0.00	0.00	(0.33)

03/31/2020	9.73	0.43	(1.06)	(0.63)	(0.47)	0.00	0.00	(0.47)

03/31/2019	9.90	0.41	(0.14)	0.27	(0.44)	0.00	0.00	(0.44)

03/31/2018	9.94	0.35	0.01	0.36	(0.38)	0.00	(0.02)	(0.40)
I-2

04/01/2022 - 09/30/2022+	9.09	0.19	(0.56)	(0.37)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	8.63	0.31	0.69	1.00	(0.32)	0.00	0.00	(0.32)

03/31/2020	9.73	0.42	(1.06)	(0.64)	(0.46)	0.00	0.00	(0.46)

03/31/2019	9.90	0.42	(0.16)	0.26	(0.43)	0.00	0.00	(0.43)

03/31/2018	9.94	0.34	0.01	0.35	(0.37)	0.00	(0.02)	(0.39)
Class A

04/01/2022 - 09/30/2022+	9.09	0.19	(0.57)	(0.38)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)

03/31/2021	8.63	0.29	0.70	0.99	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.73	0.40	(1.06)	(0.66)	(0.44)	0.00	0.00	(0.44)

03/31/2019	9.90	0.39	(0.15)	0.24	(0.41)	0.00	0.00	(0.41)

03/31/2018	9.94	0.32	0.01	0.33	(0.35)	0.00	(0.02)	(0.37)
Class C

04/01/2022 - 09/30/2022+	9.09	0.16	(0.58)	(0.42)	(0.15)	0.00	0.00	(0.15)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

03/31/2021	8.63	0.21	0.71	0.92	(0.24)	0.00	0.00	(0.24)

03/31/2020	9.73	0.33	(1.06)	(0.73)	(0.37)	0.00	0.00	(0.37)

03/31/2019	9.90	0.32	(0.16)	0.16	(0.33)	0.00	0.00	(0.33)

03/31/2018	9.94	0.25	0.00	0.25	(0.27)	0.00	(0.02)	(0.29)

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.28	(10.58)%	$44,515	0.97	%*	0.97	%*	0.95	%*	0.95	%*	4.33	%*	22%

9.49	(0.93)	48,680	0.96		0.96		0.95		0.95		3.80		43

10.03	22.35	54,395	0.97		0.97		0.95		0.95		4.43		39

8.58	(6.85)	50,039	0.97		0.97		0.95		0.95		5.08		27

9.71	5.00	63,446	0.98		0.98		0.95		0.95		5.58		26

9.78	3.79	83,841	0.97		0.97		0.95		0.95		5.21		24

8.28	(10.92)	4,315	1.72	*	1.72	*	1.70	*	1.70	*	3.57	*	22

9.49	(1.67)	5,249	1.71		1.71		1.70		1.70		3.06		43

10.03	21.44	5,265	1.72		1.72		1.70		1.70		3.72		39

8.58	(7.54)	6,862	1.72		1.72		1.70		1.70		4.33		27

9.71	4.22	8,118	1.73		1.73		1.70		1.70		4.83		26

9.78	3.02	10,506	1.72		1.72		1.70		1.70		4.44		24

$8.49	(19.87)%	$3,181,880	0.76	%*	0.76	%*	0.55	%*	0.55	%*	4.28	%*	24%

10.87	(4.81)	3,512,411	0.57		0.57		0.55		0.55		3.86		59

12.28	9.84	3,483,341	0.59		0.59		0.55		0.55		3.79		103

12.08	8.59	3,313,697	0.84		0.84		0.55		0.55		3.84		180

11.69	5.20	3,576,056	0.79		0.79		0.55		0.55		4.33		133

11.83	6.76	3,309,210	0.85		0.85		0.55		0.55		4.43		96

8.49	(19.91)	89,039	0.86	*	0.86	*	0.65	*	0.65	*	4.18	*	24

10.87	(4.90)	110,710	0.67		0.67		0.65		0.65		3.76		59

12.28	9.73	133,698	0.69		0.69		0.65		0.65		3.69		103

12.08	8.49	197,002	0.94		0.94		0.65		0.65		3.71		180

11.69	5.10	71,189	0.89		0.89		0.65		0.65		4.23		133

11.83	6.66	54,410	0.95		0.95		0.65		0.65		4.34		96

$8.52	(4.10)%	$181,270	0.72	%*	0.72	%*	0.70	%*	0.70	%*	4.44	%*	19%

9.09	1.74	348,698	0.73		0.73		0.70		0.70		3.63		134

9.31	11.85	210,739	0.73		0.73		0.70		0.70		3.42		184

8.63	(6.94)	151,077	0.75		0.75		0.70		0.70		4.42		49

9.73	2.74	171,645	0.75		0.75		0.70		0.70		4.15		42

9.90	3.66	1,269,665	0.72		0.72		0.70		0.70		3.55		34

8.52	(4.15)	10,160	0.82	*	0.82	*	0.80	*	0.80	*	4.36	*	19

9.09	1.64	12,997	0.83		0.83		0.80		0.80		3.52		134

9.31	11.74	22,046	0.83		0.83		0.80		0.80		3.34		184

8.63	(7.03)	25,932	0.85		0.85		0.80		0.80		4.30		49

9.73	2.64	38,809	0.85		0.85		0.80		0.80		4.25		42

9.90	3.56	22,172	0.82		0.82		0.80		0.80		3.47		34

8.52	(4.25)	56,353	1.02	*	1.02	*	1.00	*	1.00	*	4.25	*	19

9.09	1.43	64,194	1.03		1.03		1.00		1.00		3.32		134

9.31	11.52	54,219	1.03		1.03		1.00		1.00		3.16		184

8.63	(7.22)	52,228	1.05		1.05		1.00		1.00		4.13		49

9.73	2.44	89,364	1.05		1.05		1.00		1.00		4.02		42

9.90	3.35	94,579	1.02		1.02		1.00		1.00		3.24		34

8.52	(4.61)	6,215	1.77	*	1.77	*	1.75	*	1.75	*	3.50	*	19

9.09	0.68	6,818	1.78		1.78		1.75		1.75		2.57		134

9.31	10.68	9,975	1.78		1.78		1.75		1.75		2.34		184

8.63	(7.91)	22,627	1.80		1.80		1.75		1.75		3.39		49

9.73	1.68	46,421	1.80		1.80		1.75		1.75		3.27		42

9.90	2.58	44,916	1.77		1.77		1.75		1.75		2.48		34

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Income Fund
Institutional Class

04/01/2022 - 09/30/2022+	$8.29	$0.13	$(0.48)	$(0.35)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.25	0.75	1.00	(0.23)	0.00	(0.05)	(0.28)

03/31/2020	8.58	0.32	(0.55)	(0.23)	(0.40)	0.00	0.00	(0.40)

03/31/2019	8.56	0.30	0.01	0.31	(0.29)	0.00	0.00	(0.29)

03/31/2018	8.46	0.27	0.09	0.36	(0.26)	0.00	0.00	(0.26)
I-2

04/01/2022 - 09/30/2022+	8.29	0.13	(0.48)	(0.35)	(0.14)	0.00	0.00	(0.14)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.55)	(0.24)	(0.39)	0.00	0.00	(0.39)

03/31/2019	8.56	0.30	0.00	0.30	(0.28)	0.00	0.00	(0.28)

03/31/2018	8.46	0.26	0.09	0.35	(0.25)	0.00	0.00	(0.25)
I-3

04/01/2022 - 09/30/2022+	8.29	0.12	(0.48)	(0.36)	(0.13)	0.00	0.00	(0.13)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.56)	(0.25)	(0.38)	0.00	0.00	(0.38)

04/27/2018 - 03/31/2019	8.54	0.29	0.01	0.30	(0.26)	0.00	0.00	(0.26)
Class A

04/01/2022 - 09/30/2022+	8.29	0.11	(0.48)	(0.37)	(0.12)	0.00	0.00	(0.12)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

03/31/2021	7.95	0.22	0.75	0.97	(0.20)	0.00	(0.05)	(0.25)

03/31/2020	8.58	0.28	(0.55)	(0.27)	(0.36)	0.00	0.00	(0.36)

03/31/2019	8.56	0.27	0.01	0.28	(0.26)	0.00	0.00	(0.26)

03/31/2018	8.46	0.23	0.09	0.32	(0.22)	0.00	0.00	(0.22)
Class C

04/01/2022 - 09/30/2022+	8.29	0.10	(0.48)	(0.38)	(0.11)	0.00	0.00	(0.11)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)

03/31/2021	7.95	0.19	0.75	0.94	(0.17)	0.00	(0.05)	(0.22)

03/31/2020	8.58	0.26	(0.55)	(0.29)	(0.34)	0.00	0.00	(0.34)

03/31/2019	8.56	0.24	0.01	0.25	(0.23)	0.00	0.00	(0.23)

03/31/2018	8.46	0.20	0.10	0.30	(0.20)	0.00	0.00	(0.20)
Class C-2

04/01/2022 - 09/30/2022+	8.29	0.09	(0.48)	(0.39)	(0.10)	0.00	0.00	(0.10)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

10/21/2020 - 03/31/2021	8.47	0.08	0.20	0.28	(0.03)	0.00	(0.05)	(0.08)

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

04/01/2022 - 09/30/2022+	$10.24	$0.21	$(1.48)	$(1.27)	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)

03/31/2021	9.23	0.40	1.88	2.28	(0.41)	0.00	0.00	(0.41)

03/31/2020	9.98	0.41	(0.63)	(0.22)	(0.50)	(0.03)	0.00	(0.53)

03/31/2019	10.31	0.46	(0.18)	0.28	(0.59)	(0.01)	(0.01)	(0.61)

03/31/2018	10.22	0.41	0.43	0.84	(0.72)	(0.03)	0.00	(0.75)
I-2

04/01/2022 - 09/30/2022+	10.21	0.20	(1.46)	(1.26)	(0.23)	0.00	0.00	(0.23)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.21	0.39	1.88	2.27	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.97	0.40	(0.64)	(0.24)	(0.49)	(0.03)	0.00	(0.52)

03/31/2019	10.30	0.45	(0.18)	0.27	(0.58)	(0.01)	(0.01)	(0.60)

03/31/2018	10.21	0.40	0.43	0.83	(0.71)	(0.03)	0.00	(0.74)
I-3

04/01/2022 - 09/30/2022+	10.19	0.20	(1.47)	(1.27)	(0.22)	0.00	0.00	(0.22)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.20	0.38	1.88	2.26	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.95	0.40	(0.63)	(0.23)	(0.49)	(0.03)	0.00	(0.52)

04/27/2018 - 03/31/2019	10.32	0.43	(0.19)	0.24	(0.59)	(0.01)	(0.01)	(0.61)

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.80	(4.26)%	$2,940,993	0.53	%*	0.53	%*	0.50	%*	0.50	%*	3.19	%*	213%

8.29	(1.41)	3,636,332	0.50		0.50		0.50		0.50		2.63		581

8.67	12.72	2,204,463	0.54		0.54		0.51		0.51		2.96		410

7.95	(2.94)	1,644,585	0.55		0.55		0.51		0.51		3.77		432

8.58	3.70	1,682,347	0.58		0.59		0.50		0.51		3.55		207

8.56	4.29	705,766	0.50		0.55		0.46		0.51		3.21		128

7.80	(4.30)	4,723,547	0.63	*	0.63	*	0.60	*	0.60	*	3.10	*	213

8.29	(1.51)	5,060,851	0.60		0.60		0.60		0.60		2.55		581

8.67	12.61	3,109,079	0.64		0.64		0.61		0.61		2.85		410

7.95	(3.04)	2,246,989	0.65		0.65		0.61		0.61		3.64		432

8.58	3.60	1,854,130	0.68		0.69		0.60		0.61		3.49		207

8.56	4.19	509,577	0.60		0.65		0.56		0.61		3.10		128

7.80	(4.33)	107,777	0.68	*	0.73	*	0.65	*	0.70	*	3.02	*	213

8.29	(1.56)	133,106	0.65		0.70		0.65		0.70		2.49		581

8.67	12.57	87,455	0.69		0.74		0.66		0.71		2.82		410

7.95	(3.09)	20,116	0.70		0.75		0.66		0.71		3.63		432

8.58	3.56	39,161	0.73	*	0.79	*	0.65	*	0.71	*	3.69	*	207

7.80	(4.45)	1,755,649	0.93	*	0.93	*	0.90	*	0.90	*	2.79	*	213

8.29	(1.80)	2,061,864	0.90		0.90		0.90		0.90		2.23		581

8.67	12.28	1,784,043	0.94		0.94		0.91		0.91		2.55		410

7.95	(3.33)	1,322,295	0.95		0.95		0.91		0.91		3.33		432

8.58	3.29	1,056,714	0.98		0.99		0.90		0.91		3.16		207

8.56	3.87	533,327	0.90		0.95		0.86		0.91		2.70		128

7.80	(4.59)	195,176	1.23	*	1.23	*	1.20	*	1.20	*	2.49	*	213

8.29	(2.10)	224,472	1.20		1.20		1.20		1.20		1.93		581

8.67	11.95	212,807	1.24		1.24		1.21		1.21		2.25		410

7.95	(3.62)	200,678	1.25		1.25		1.21		1.21		3.07		432

8.58	2.98	190,628	1.28		1.29		1.20		1.21		2.85		207

8.56	3.56	101,717	1.20		1.25		1.16		1.21		2.34		128

7.80	(4.69)	8,292	1.43		1.43	*	1.40	*	1.40	*	2.21	*	213

8.29	(2.29)	9,357	1.40		1.40		1.40		1.40		1.77		581

8.67	3.35	3,209	1.44	*	1.44	*	1.41	*	1.41	*	2.04	*	410

$8.74	(12.55)%	$916,452	0.91	%*	1.00	%*	0.79	%*	0.88	%*	4.28	%*	6%

10.24	(2.40)	1,500,453	0.79		0.88		0.79		0.88		3.38		22

11.10	24.86	1,216,087	0.81		0.91		0.79		0.89		3.74		59

9.23	(2.68)	788,615	0.79		0.87		0.78		0.86		3.92		67

9.98	2.83	259,798	0.82		0.91		0.81		0.90		4.58		57

10.31	8.28	119,949	0.80		0.87		0.80		0.87		3.94		151

8.72	(12.52)	254,579	1.01	*	1.10	*	0.89	*	0.98	*	4.18	*	6

10.21	(2.58)	397,056	0.89		0.98		0.89		0.98		3.28		22

11.08	24.81	318,242	0.91		1.01		0.89		0.99		3.65		59

9.21	(2.87)	230,245	0.89		0.97		0.88		0.96		3.85		67

9.97	2.76	130,385	0.92		1.01		0.91		1.00		4.51		57

10.30	8.27	36,539	0.90		0.97		0.90		0.97		3.82		151

8.70	(12.56)	30,539	1.06	*	1.20	*	0.94	*	1.08	*	4.13	*	6

10.19	(2.65)	42,097	0.94		1.08		0.94		1.08		3.20		22

11.06	24.68	42,310	0.96		1.11		0.94		1.09		3.60		59

9.20	(2.80)	28,048	0.94		1.07		0.93		1.06		3.80		67

9.95	2.49	11,782	0.97	*	1.11	*	0.96	*	1.10	*	4.79	*	57

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated) (Cont.)
Class A

04/01/2022 - 09/30/2022+	$10.18	$0.19	$(1.46)	$(1.27)	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)

03/31/2021	9.19	0.36	1.88	2.24	(0.38)	0.00	0.00	(0.38)

03/31/2020	9.95	0.37	(0.63)	(0.26)	(0.47)	(0.03)	0.00	(0.50)

03/31/2019	10.29	0.43	(0.19)	0.24	(0.56)	(0.01)	(0.01)	(0.58)

03/31/2018	10.22	0.38	0.42	0.80	(0.70)	(0.03)	0.00	(0.73)
Class C

04/01/2022 - 09/30/2022+	10.15	0.15	(1.45)	(1.30)	(0.19)	0.00	0.00	(0.19)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

03/31/2021	9.19	0.28	1.87	2.15	(0.31)	0.00	0.00	(0.31)

08/23/2019 - 03/31/2020	10.48	0.16	(1.08)	(0.92)	(0.34)	(0.03)	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.69	(12.66)%	$220,347	1.26	%*	1.35	%*	1.14	%*	1.23	%*	3.94	%*	6%

10.18	(2.82)	306,012	1.14		1.23		1.14		1.23		3.01		22

11.05	24.46	302,567	1.16		1.26		1.14		1.24		3.40		59

9.19	(3.06)	264,206	1.14		1.22		1.13		1.21		3.57		67

9.95	2.50	119,215	1.17		1.26		1.16		1.25		4.29		57

10.29	7.88	35,464	1.15		1.22		1.15		1.22		3.63		151

8.66	(12.98)	17,587	2.01	*	2.10	*	1.89	*	1.98	*	3.20	*	6

10.15	(3.56)	22,897	1.89		1.98		1.89		1.98		2.27		22

11.03	23.53	20,136	1.91		2.01		1.89		1.99		2.65		59

9.19	(9.21)	12,500	1.89	*	1.97	*	1.88	*	1.96	*	2.64	*	67

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$302,760	$3,463,799	$210,529	$245,245	$3,750,577	$218,011	$11,591,596
Investments in Affiliates	14,141	422,794	0	127	435	19,062	198
Financial Derivative Instruments
Exchange-traded or centrally cleared	302	2,380	149	2	2,126	0	25,714
Over the counter	2,840	16,550	1,611	2,153	13,699	288	122,091
Cash	1	359	500	10	644	964	254
Deposits with counterparty	4,335	8,557	1,930	2,808	5,730	319	98,856
Foreign currency, at value	669	6,787	631	8	3,027	0	24,188
Receivable for investments sold	2,647	13,266	112	25,966	7,727	25,403	635,878
Receivable for investments sold on a delayed-delivery basis	0	0	94	0	0	0	13,632
Receivable for TBA investments sold	4,181	494,859	17,876	0	28,439	0	2,625,603
Receivable for Fund shares sold	1,299	1,968	416	225	60,057	406	26,034
Interest and/or dividends receivable	2,120	38,698	1,315	3,446	45,063	2,765	64,718
Dividends receivable from Affiliates	32	945	0	0	24	55	0
Reimbursement receivable from PIMCO	0	1	0	0	0	0	5
Prepaid expenses	0	0	0	9	0	21	0
Other assets	0	0	0	1	2	0	0
Total Assets	335,327	4,470,963	235,163	280,000	3,917,550	267,294	15,228,767

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$12,233	$212	$2,728	$506,174	$311	$16,620
Payable for sale-buyback transactions	0	0	0	0	3,377	0	0
Payable for short sales	1,136	96,211	1,235	0	0	1,123	469,081
Financial Derivative Instruments
Exchange-traded or centrally cleared	113	1,119	260	9	1,036	6	13,220
Over the counter	4,857	9,308	1,620	759	17,562	151	229,884
Payable for investments purchased	425	1,013	104	12,128	10,416	4,696	54,786
Payable for investments in Affiliates purchased	32	945	0	0	24	55	0
Payable for investments purchased on a delayed-delivery basis	0	107	160	0	0	0	18,622
Payable for TBA investments purchased	9,042	617,150	32,437	0	98,606	0	4,590,913
Payable for unfunded loan commitments	0	0	0	15	0	31	809
Deposits from counterparty	647	11,669	952	1,563	3,644	1,233	61,890
Payable for Fund shares redeemed	380	5,181	1,185	17,931	4,073	5,329	32,762
Distributions payable	0	561	4	89	84	18	3,107
Overdraft due to custodian	0	0	0	0	0	122	0
Accrued investment advisory fees	172	1,505	46	74	887	108	2,643
Accrued supervisory and administrative fees	98	1,059	52	89	747	85	2,474
Accrued distribution fees	2	28	0	3	0	4	56
Accrued servicing fees	5	59	1	11	0	14	442
Other liabilities	0	8	1	5	1	10	24
Total Liabilities	16,909	758,156	38,269	35,404	646,631	13,296	5,497,333

Net Assets	$318,418	$3,712,807	$196,894	$244,596	$3,270,919	$253,998	$9,731,434

Net Assets Consist of:

Paid in capital	$403,259	$4,700,250	$217,967	$353,929	$4,339,927	$352,853	$11,085,010
Distributable earnings (accumulated loss)	(84,841)	(987,443)	(21,073)	(109,333)	(1,069,008)	(98,855)	(1,353,576)

Net Assets	$318,418	$3,712,807	$196,894	$244,596	$3,270,919	$253,998	$9,731,434

Cost of investments in securities	$335,002	$4,272,739	$237,754	$299,876	$4,785,800	$241,088	$12,939,325
Cost of investments in Affiliates	$14,297	$423,564	$0	$126	$435	$19,067	$198
Cost of foreign currency held	$683	$6,827	$634	$8	$3,669	$0	$24,257
Proceeds received on short sales	$1,433	$100,336	$1,266	$0	$0	$1,144	$482,722
Cost or premiums of financial derivative instruments, net	$580	$(11,132)	$1,246	$(357)	$20,021	$(172)	$(31,842)

* Includes repurchase agreements of:	$66,947	$97,563	$19,000	$1,036	$4,106	$1,902	$92,952

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:

Institutional Class	$193,804	$3,244,676	$158,028	$88,411	$3,181,880	$181,270	$2,940,993
I-2	102,386	167,419	22,206	105,229	89,039	10,160	4,723,547
I-3	N/A	29,397	13,810	2,126	N/A	N/A	107,777
Administrative Class	N/A	17,120	N/A	N/A	N/A	N/A	N/A
Class A	19,087	220,121	2,759	44,515	N/A	56,353	1,755,649
Class C	3,141	34,074	91	4,315	N/A	6,215	195,176
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	8,292

Shares Issued and Outstanding:

Institutional Class	21,561	367,505	17,093	10,679	374,615	21,287	377,133
I-2	11,451	18,963	2,402	12,710	10,483	1,193	605,721
I-3	N/A	3,330	1,494	257	N/A	N/A	13,821
Administrative Class	N/A	1,939	N/A	N/A	N/A	N/A	N/A
Class A	2,122	24,932	298	5,377	N/A	6,618	225,136
Class C	356	3,859	10	521	N/A	730	25,028
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	1,063

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.99	$8.83	$9.24	$8.28	$8.49	$8.52	$7.80
I-2	8.94	8.83	9.24	8.28	8.49	8.52	7.80
I-3	N/A	8.83	9.24	8.28	N/A	N/A	7.80
Administrative Class	N/A	8.83	N/A	N/A	N/A	N/A	N/A
Class A	8.99	8.83	9.24	8.28	N/A	8.52	7.80
Class C	8.84	8.83	9.24	8.28	N/A	8.52	7.80
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	7.80

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	31

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities*	$1,461,240
Investments in Affiliates	59,389
Financial Derivative Instruments
Exchange-traded or centrally cleared	207
Over the counter	15,914
Deposits with counterparty	20,558
Foreign currency, at value	1,227
Receivable for investments sold	14,820
Receivable for Fund shares sold	1,724
Interest and/or dividends receivable	18,997
Dividends receivable from Affiliates	147
Reimbursement receivable from PIMCO	140
Total Assets	1,594,363

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$116,815
Financial Derivative Instruments
Exchange-traded or centrally cleared	983
Over the counter	7,489
Payable for investments purchased	6,729
Payable for investments in Affiliates purchased	147
Deposits from counterparty	10,270
Payable for Fund shares redeemed	3,309
Overdraft due to custodian	7,785
Accrued investment advisory fees	696
Accrued supervisory and administrative fees	568
Accrued distribution fees	12
Accrued servicing fees	56
Total Liabilities	154,859

Net Assets	$1,439,504

Net Assets Consist of:

Paid in capital	$1,823,749
Distributable earnings (accumulated loss)	(384,245)

Net Assets	$1,439,504

Cost of investments in securities	$1,830,204
Cost of investments in Affiliates	$59,358
Cost of foreign currency held	$1,250
Cost or premiums of financial derivative instruments, net	$(4,856)

* Includes repurchase agreements of:	$70,649

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$916,452
I-2	254,579
I-3	30,539
Class A	220,347
Class C	17,587

Shares Issued and Outstanding:

Institutional Class	104,865
I-2	29,211
I-3	3,510
Class A	25,353
Class C	2,031

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.74
I-2	8.72
I-3	8.70
Class A	8.69
Class C	8.66

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	33

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest, net of foreign taxes	$7,423	$87,377	$3,560	$8,269	$87,236	$10,076	$195,168
Dividends, net of foreign taxes*	7	1,502	0	0	1,400	1	1,674
Dividends from Investments in Affiliates	110	3,108	0	10	70	150	1
Total Income	7,540	91,987	3,560	8,279	88,706	10,227	196,843

Expenses:

Investment advisory fees	1,038	9,328	255	470	5,288	789	15,827
Supervisory and administrative fees	590	6,585	291	566	4,460	615	14,787
Distribution and/or servicing fees - Administrative Class	N/A	31	N/A	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	27	318	3	56	N/A	76	2,410
Distribution and/or servicing fees - Class C	17	206	1	24	N/A	32	585
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	34
Trustee fees	1	10	0	1	7	1	22
Interest expense	8	136	11	29	3,623	47	1,825
Miscellaneous expense	1	5	5	0	4	0	3
Total Expenses	1,682	16,619	566	1,146	13,382	1,560	35,493
Waiver and/or Reimbursement by PIMCO	0	(8)	(6)	(1)	0	0	(30)
Net Expenses	1,682	16,611	560	1,145	13,382	1,560	35,463

Net Investment Income (Loss)	5,858	75,376	3,000	7,134	75,324	8,667	161,380

Net Realized Gain (Loss):

Investments in securities	(12,726)	(60,561)	(1,366)	(9,498)	(64,146)	(11,181)	(216,742)
Investments in Affiliates	(74)	(186)	0	(1)	12	6	0
Exchange-traded or centrally cleared financial derivative instruments	6,041	(76,550)	3,062	(1,944)	(7,531)	2,122	84,869
Over the counter financial derivative instruments	2,077	48,202	2,021	6,592	12	1,123	139,673
Short sales	0	0	0	0	0	(11)	0
Foreign currency	65	(4,236)	381	(157)	825	(55)	7,130

Net Realized Gain (Loss)	(4,617)	(93,331)	4,098	(5,008)	(70,828)	(7,996)	14,930

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(17,804)	(491,239)	(20,161)	(36,820)	(778,297)	(14,976)	(790,215)
Investments in Affiliates	73	(165)	0	0	0	(4)	0
Exchange-traded or centrally cleared financial derivative instruments	2,275	2,900	(220)	72	7,375	(769)	170,548
Over the counter financial derivative instruments	(794)	1,782	(464)	232	5,816	(12)	(11,594)
Short sales	247	0	0	0	0	44	25
Foreign currency assets and liabilities	(38)	(581)	(32)	26	(1,121)	24	54

Net Change in Unrealized Appreciation (Depreciation)	(16,041)	(487,303)	(20,877)	(36,490)	(766,227)	(15,693)	(631,182)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,800)	$(505,258)	$(13,779)	$(34,364)	$(761,731)	$(15,022)	$(454,872)

* Foreign tax withholdings - Dividends	$0	$4	$0	$0	$2	$0	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest	$44,439
Dividends, net of foreign taxes*	2,075
Dividends from Investments in Affiliates	629
Total Income	47,143

Expenses:

Investment advisory fees	4,592
Supervisory and administrative fees	3,766
Distribution and/or servicing fees - Class A	337
Distribution and/or servicing fees - Class C	103
Trustee fees	4
Interest expense	1,053
Miscellaneous expense	3
Total Expenses	9,858
Waiver and/or Reimbursement by PIMCO	(839)
Net Expenses	9,019

Net Investment Income (Loss)	38,124

Net Realized Gain (Loss):

Investments in securities	(71,828)
Investments in Affiliates	(45)
Exchange-traded or centrally cleared financial derivative instruments	(3,230)
Over the counter financial derivative instruments	52,377
Foreign currency	(2,105)

Net Realized Gain (Loss)	(24,831)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(250,244)
Investments in Affiliates	37
Exchange-traded or centrally cleared financial derivative instruments	(3,176)
Over the counter financial derivative instruments	(54)
Foreign currency assets and liabilities	116

Net Change in Unrealized Appreciation (Depreciation)	(253,321)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(240,028)

* Foreign tax withholdings - Dividends	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	35

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,858	$12,553	$75,376	$168,273	$3,000	$2,031
Net realized gain (loss)	(4,617)	4,580	(93,331)	58,326	4,098	1,509
Net change in unrealized appreciation (depreciation)	(16,041)	(22,810)	(487,303)	(447,765)	(20,877)	(5,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,800)	(5,677)	(505,258)	(221,166)	(13,779)	(2,058)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,169)	(9,060)	(74,541)	(158,992)	(2,351)	(2,210)
I-2	(1,527)	(4,434)	(4,526)	(17,179)	(292)	(152)
I-3	N/A	N/A	(651)	(1,081)	(331)	(66)
Administrative Class	N/A	N/A	(489)	(392)	N/A	N/A
Class A	(269)	(714)	(4,806)	(11,288)	(34)	(16)
Class C	(35)	(92)	(622)	(1,498)	(1)	(1)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(5,000)	(14,300)	(85,635)	(190,430)	(3,009)	(2,445)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(47,827)	(540)	(408,024)	(146,940)	15,768	163,713

Total Increase (Decrease) in Net Assets	(67,627)	(20,517)	(998,917)	(558,536)	(1,020)	159,210

Net Assets:

Beginning of period	386,045	406,562	4,711,724	5,270,260	197,914	38,704
End of period	$318,418	$386,045	$3,712,807	$4,711,724	$196,894	$197,914

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$7,134	$20,292	$75,324	$145,967	$8,667	$12,890	$161,380	$244,771
(5,008)	7,959	(70,828)	66,181	(7,996)	5,147	14,930	96,053
(36,490)	(31,702)	(766,227)	(391,411)	(15,693)	(13,343)	(631,182)	(598,680)

(34,364)	(3,451)	(761,731)	(179,263)	(15,022)	4,694	(454,872)	(257,856)

(3,210)	(9,845)	(84,966)	(263,076)	(6,835)	(11,791)	(56,093)	(94,689)
(3,438)	(11,601)	(2,594)	(8,516)	(269)	(747)	(83,203)	(130,837)
(55)	(193)	N/A	N/A	N/A	N/A	(1,976)	(3,885)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,070)	(2,507)	N/A	N/A	(1,267)	(2,225)	(29,116)	(55,520)
(97)	(200)	N/A	N/A	(111)	(248)	(2,898)	(5,368)
N/A	N/A	N/A	N/A	N/A	N/A	(113)	(159)

(7,870)	(24,346)	(87,560)	(271,592)	(8,482)	(15,011)	(173,399)	(290,458)

(56,438)	(100,773)	497,089	456,937	(155,205)	146,045	(766,277)	4,273,240

(98,672)	(128,570)	(352,202)	6,082	(178,709)	135,728	(1,394,548)	3,724,926

343,268	471,838	3,623,121	3,617,039	432,707	296,979	11,125,982	7,401,056
$244,596	$343,268	$3,270,919	$3,623,121	$253,998	$432,707	$9,731,434	$11,125,982

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	37

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$38,124	$77,013
Net realized gain (loss)	(24,831)	72,892
Net change in unrealized appreciation (depreciation)	(253,321)	(230,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	(240,028)	(80,694)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(26,535)	(91,481)
I-2	(7,398)	(22,677)
I-3	(766)	(2,396)
Class A	(5,913)	(17,969)
Class C	(389)	(1,132)

Total Distributions(a)	(41,001)	(135,655)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(547,982)	585,522

Total Increase (Decrease) in Net Assets	(829,011)	369,173

Net Assets:

Beginning of period	2,268,515	1,899,342
End of period	$1,439,504	$2,268,515

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Credit Bond Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(761,731)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,382,876)
Proceeds from sales of long-term securities	978,500
(Purchases) Proceeds from sales of short-term portfolio investments, net	(500)
(Increase) decrease in deposits with counterparty	3,891
(Increase) decrease in receivable for investments sold	(5,666)
(Increase) decrease in interest and/or dividends receivable	(3,530)
(Increase) decrease in dividends receivable from Affiliates	(22)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(1,132)
Proceeds from (Payments on) over the counter financial derivative instruments	(2,490)
Increase (decrease) in payable for investments purchased	66,968
Increase (decrease) in deposits from counterparty	(741)
Increase (decrease) in accrued investment advisory fees	(12)
Increase (decrease) in accrued supervisory and administrative fees	(11)
Proceeds from (Payments on) foreign currency transactions	(296)
Net Realized (Gain) Loss
Investments in securities	64,146
Investments in Affiliates	(12)
Exchange-traded or centrally cleared financial derivative instruments	7,531
Over the counter financial derivative instruments	(12)
Foreign currency	(825)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	778,297
Exchange-traded or centrally cleared financial derivative instruments	(7,375)
Over the counter financial derivative instruments	(5,816)
Foreign currency assets and liabilities	1,121
Net amortization (accretion) on investments	1,941

Net Cash Provided by (Used for) Operating Activities	(270,652)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	807,825
Payments on shares redeemed	(437,214)
Cash distributions paid*	(652)
Proceeds from reverse repurchase agreements	10,317,055
Payments on reverse repurchase agreements	(10,396,329)
Proceeds from sale-buyback transactions	440,099
Payments on sale-buyback transactions	(461,790)

Net Cash Received from (Used for) Financing Activities	268,994

Net Increase (Decrease) in Cash and Foreign Currency	(1,658)

Cash and Foreign Currency:

Beginning of period	5,329
End of period	$3,671

* Reinvestment of distributions	$86,940

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$3,260
Non Cash Payment in Kind	$464

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	39

Schedule of Investments	PIMCO Credit Opportunities Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.6%

Advantage Sales & Marketing, Inc.
TBD% (LIBOR01M + 4.500%) due 10/28/2027 ~		$1	$1

Avolon TLB Borrower 1 (U.S.) LLC
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~		590	576

Buckeye Partners LP
5.365% (LIBOR01M + 2.250%) due 11/01/2026 ~		3,176	3,102

Crown Finance US, Inc.
TBD% due 05/23/2024		21	25

Dun & Bradstreet Corp.
6.330% (LIBOR01M + 3.250%) due 02/06/2026 ~		1,144	1,109

Foundation Building Materials Holding Co. LLC
6.056% (LIBOR03M + 3.250%) due 01/31/2028 ~		1,306	1,181

Ingram Micro, Inc.
7.174% (LIBOR03M + 3.500%) due 06/30/2028 «~		889	868

Instant Brands Holdings, Inc.
7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		816	559

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		19	18

IQVIA, Inc.
3.193% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	955

IRB Holding Corp.
7.802% (LIBOR06M + 4.750%) due 02/05/2025 ~		$878	850

Polaris Newco LLC
7.674% (LIBOR01M + 4.000%) due 06/02/2028 ~		99	92

PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 ~		0	0

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		3,450	3,216

SkyMiles IP Ltd.
6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,005

TIBCO Software, Inc.
TBD% due 03/20/2029		100	90

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,580	1,515

USI, Inc.
6.424% (LIBOR03M + 2.750%) due 05/16/2024 ~		2,204	2,151
6.924% (LIBOR03M + 3.250%) due 12/02/2026 ~		486	470

Total Loan Participations and Assignments (Cost $18,716)			17,783

CORPORATE BONDS & NOTES 41.2%

BANKING & FINANCE 18.8%

Alleghany Corp.
3.250% due 08/15/2051		575	389

Allstate Corp.
5.750% due 08/15/2053 •		300	277

American Assets Trust LP
3.375% due 02/01/2031		400	318

American Homes 4 Rent LP
3.375% due 07/15/2051		1,800	1,114

American Tower Corp.
2.950% due 01/15/2051		3,775	2,273

Antares Holdings LP
3.750% due 07/15/2027		250	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aviation Capital Group LLC
3.500% due 11/01/2027	$1,200	$998

Bank of America Corp.
3.384% due 04/02/2026 •	500	473
5.015% due 07/22/2033 •	4,400	4,088

Barclays PLC
5.746% due 08/09/2033 •	1,300	1,183

BGC Partners, Inc.
4.375% due 12/15/2025	100	94

BNP Paribas SA
3.132% due 01/20/2033 •	1,600	1,216
7.750% due 08/16/2029 •(f)(g)	700	648

Citigroup, Inc.
3.785% due 03/17/2033 •(h)	4,475	3,757

Credit Suisse Group AG
6.442% due 08/11/2028 •	900	838
6.537% due 08/12/2033 •	1,300	1,170

Crown Castle, Inc.
2.250% due 01/15/2031	1,000	765

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	1,300	1,199

Equinix, Inc.
3.000% due 07/15/2050	1,500	923

Flourish Century
6.600% due 02/04/2049 ^«(b)(h)	800	89

Global Atlantic Fin Co.
3.125% due 06/15/2031	900	660

GLP Capital LP
4.000% due 01/15/2030	3,400	2,847

Goldman Sachs Group, Inc.
4.482% due 08/23/2028 •	3,400	3,194

Goodman U.S. Finance Four LLC
4.625% due 05/04/2032	50	46

Host Hotels & Resorts LP
3.375% due 12/15/2029	200	162
3.500% due 09/15/2030	1,300	1,038

HSBC Holdings PLC
4.600% due 12/17/2030 •(f)(g)	900	626
5.402% due 08/11/2033 •	700	623

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •	600	357

JPMorgan Chase & Co.
4.912% due 07/25/2033 •	4,900	4,525

Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(b)	500	55

Kimco Realty Corp.
4.600% due 02/01/2033	100	90

Mitsubishi UFJ Financial Group, Inc.
5.133% due 07/20/2033 •	1,600	1,497

Morgan Stanley
4.889% due 07/20/2033 •	4,900	4,545

Nomura Holdings, Inc.
2.999% due 01/22/2032	1,000	758

SBA Communications Corp.
3.125% due 02/01/2029	1,000	806

Service Properties Trust
7.500% due 09/15/2025	1,400	1,311

Sitka Holdings LLC
8.174% due 07/06/2026 •	450	431

Societe Generale SA
3.337% due 01/21/2033 •	1,200	898

UBS Group AG
4.988% due 08/05/2033 •	1,400	1,260

VICI Properties LP
3.875% due 02/15/2029	4,250	3,574

Wells Fargo & Co.
3.526% due 03/24/2028 •	200	181
4.897% due 07/25/2033 •	6,400	5,909

Weyerhaeuser Co.
4.000% due 03/09/2052	3,025	2,223
7.375% due 03/15/2032	142	153

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)	700	38

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 11/25/2023 ^(b)		$200	$11
9.250% due 04/15/2023 ^(b)		600	39

			59,871

INDUSTRIALS 20.1%

Adevinta ASA
2.625% due 11/15/2025	EUR	400	359

Air Canada
3.875% due 08/15/2026		$2,980	2,563

American Airlines Pass-Through Trust
3.375% due 11/01/2028		130	109
3.700% due 04/01/2028		12	10

APi Group DE, Inc.
4.125% due 07/15/2029		600	477

Boeing Co.
3.950% due 08/01/2059		2,350	1,466
5.705% due 05/01/2040		800	701
5.805% due 05/01/2050		500	436
5.930% due 05/01/2060		500	429

Broadcom, Inc.
3.187% due 11/15/2036		15	10

Cellnex Finance Co. SA
1.500% due 06/08/2028	EUR	900	692

Charter Communications Operating LLC
3.950% due 06/30/2062		$1,200	714

Cheniere Energy Partners LP
4.500% due 10/01/2029		1,800	1,589

Cinemark USA, Inc.
5.250% due 07/15/2028		1,500	1,156

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		341	343

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(a)		809	647

CSN Resources SA
4.625% due 06/10/2031		900	615

DAE Funding LLC
1.550% due 08/01/2024		1,800	1,646

DCP Midstream Operating LP
3.250% due 02/15/2032		700	554

Diamond Sports Group LLC
5.375% due 08/15/2026		700	140
6.625% due 08/15/2027		1,200	89

DISH DBS Corp.
5.750% due 12/01/2028		700	530

Energy Transfer LP
5.000% due 05/15/2044		1,100	852

EQM Midstream Partners LP
4.500% due 01/15/2029		250	202
4.750% due 01/15/2031		825	657
7.500% due 06/01/2030		100	95

EQT Corp.
5.000% due 01/15/2029		900	842

Esercizi Aeroportuali SEA SpA
3.500% due 10/09/2025	EUR	800	755

Expedia Group, Inc.
3.250% due 02/15/2030		$1,300	1,056

Foundation Building Materials, Inc.
6.000% due 03/01/2029		450	329

Freeport-McMoRan, Inc.
5.250% due 09/01/2029		567	528

Global Payments, Inc.
5.400% due 08/15/2032		1,800	1,673
5.950% due 08/15/2052		1,700	1,502

HCA, Inc.
3.500% due 09/01/2030		1,000	828
4.625% due 03/15/2052		1,975	1,488

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		200	153

Hyatt Hotels Corp.
4.375% due 09/15/2028		400	360

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (a)	EUR	500	431

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Brands Finance PLC
6.125% due 07/27/2027		$200	$197

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	600	485

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$70	60

John Lewis PLC
4.250% due 12/18/2034	GBP	700	467

Leidos, Inc.
2.300% due 02/15/2031		$1,000	742

Manitowoc Co., Inc.
9.000% due 04/01/2026		900	820

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	2,100	1,646

Marriott International, Inc.
4.625% due 06/15/2030		$159	144

MGM China Holdings Ltd.
5.250% due 06/18/2025		700	587

Mileage Plus Holdings LLC
6.500% due 06/20/2027		95	93

Moody’s Corp.
3.100% due 11/29/2061		1,200	734

MPLX LP
4.950% due 09/01/2032		600	546

MSCI, Inc.
3.625% due 11/01/2031		3,800	3,054

Netflix, Inc.
5.375% due 11/15/2029		4,175	3,933

Newell Brands, Inc.
4.450% due 04/01/2026		950	875

NXP BV
3.250% due 05/11/2041		2,300	1,514
4.400% due 06/01/2027		100	94

Park River Holdings, Inc.
5.625% due 02/01/2029		2,050	1,334

Picard Midco, Inc.
6.500% due 03/31/2029		200	169

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		500	447

Prosus NV
3.832% due 02/08/2051		700	390

Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		1,000	1,023

Sands China Ltd.
4.300% due 01/08/2026		200	171
5.900% due 08/08/2028		3,300	2,781

Santos Finance Ltd.
3.649% due 04/29/2031		3,200	2,492

Sealed Air Corp.
1.573% due 10/15/2026		1,000	838

Studio City Finance Ltd.
5.000% due 01/15/2029		1,300	580

Sysco Corp.
3.150% due 12/14/2051		1,100	698

T-Mobile USA, Inc.
2.625% due 04/15/2026		1,025	930
3.600% due 11/15/2060		2,300	1,483
5.200% due 01/15/2033		300	287
5.650% due 01/15/2053		100	95

Take-Two Interactive Software, Inc.
4.000% due 04/14/2032		900	783

Time Warner Entertainment Co. LP
8.375% due 07/15/2033		200	214

Travel & Leisure Co.
6.000% due 04/01/2027		900	813
6.625% due 07/31/2026		200	188

United Airlines, Inc.
4.375% due 04/15/2026		400	358

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,900	1,634

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(b)		900	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,175	$874

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		$1,075	783

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (a)		950	807

Wynn Macau Ltd.
5.500% due 10/01/2027		1,000	692
5.625% due 08/26/2028		300	200

			64,134

UTILITIES 2.3%

Duke Energy Corp.
4.500% due 08/15/2032		300	272
5.000% due 08/15/2052		300	256

Endeavor Energy Resources LP
5.750% due 01/30/2028		850	810

FirstEnergy Transmission LLC
4.350% due 01/15/2025		950	917

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	743

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		43	42

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	292
3.150% due 01/01/2026		1,100	989
3.950% due 12/01/2047		1,200	765
4.550% due 07/01/2030		400	343

Rio Oil Finance Trust
8.200% due 04/06/2028		702	705

Southern California Edison Co.
3.650% due 02/01/2050		1,100	756

Sprint Corp.
7.125% due 06/15/2024		100	102
7.875% due 09/15/2023		200	202

			7,194

Total Corporate Bonds & Notes (Cost $156,537)			131,199

U.S. GOVERNMENT AGENCIES 1.5%

Freddie Mac
6.156% due 11/25/2055 «~		368	227

Ginnie Mae, TBA
2.000% due 10/01/2052		500	417
2.500% due 11/01/2052		1,100	946

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2052		300	243
2.500% due 11/01/2051		100	84
3.000% due 11/01/2052		200	174
4.000% due 11/01/2052		2,900	2,689

Total U.S. Government Agencies (Cost $4,862)			4,780

U.S. TREASURY OBLIGATIONS 4.5%

U.S. Treasury Notes
2.750% due 08/15/2032		10,600	9,694
3.125% due 08/31/2027		4,825	4,629

Total U.S. Treasury Obligations (Cost $14,220)			14,323

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

American Home Mortgage Investment Trust
5.345% due 11/25/2045 ^•		35	17

Banc of America Funding Trust
3.707% due 09/20/2047 ^~		377	316
7.000% due 10/25/2037 ^		144	99

Banc of America Mortgage Trust
3.897% due 10/25/2035 ~		399	363

BCAP LLC Trust
3.524% due 05/25/2047 ^•		115	110
6.000% due 07/26/2037 ~		200	171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
3.324% due 04/25/2037 ~	$346	$269

Chase Mortgage Finance Trust
3.989% due 09/25/2036 ^~	65	57

Citigroup Mortgage Loan Trust
6.000% due 11/25/2036	24	24

Countrywide Alternative Loan Trust
3.183% due 09/20/2046 •	105	100
3.384% due 06/25/2035 ^•	289	205
3.464% due 07/25/2046 ^•	104	99
3.464% due 09/25/2046 ^•	266	251
3.484% due 04/25/2035 ^~	281	221
3.704% due 11/25/2035 ~	104	93
4.384% due 10/25/2035 ^•	153	113
5.750% due 07/25/2035 ^	98	64
6.000% due 08/25/2036 ^~	224	142
6.000% due 05/25/2037 ^	603	311

Countrywide Home Loan Mortgage Pass-Through Trust
3.033% due 09/25/2037 ^~	123	114
5.750% due 07/25/2037 ^	89	47
6.000% due 10/25/2034	4	4

Credit Suisse Mortgage Capital Certificates
2.370% due 12/29/2037 ~	3,938	2,671

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	626	347

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.184% due 08/25/2037 ^•	217	176
3.234% due 02/25/2047 ~	1,833	1,127

First Horizon Alternative Mortgage Securities Trust
0.000% due 08/25/2035 ^~	68	61
6.000% due 05/25/2036 ^	6	3

Impac Secured Assets Trust
3.384% due 11/25/2036 •	135	132

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037 ^	252	123

IndyMac INDX Mortgage Loan Trust
3.017% due 05/25/2037 ^~	105	91
3.019% due 11/25/2035 ^~	276	246
3.334% due 02/25/2037 ~	241	163

MASTR Adjustable Rate Mortgages Trust
4.934% due 11/25/2034 ~	69	66

Merrill Lynch Alternative Note Asset Trust
3.304% due 03/25/2037 •	1,869	560

Morgan Stanley Mortgage Loan Trust
2.995% due 11/25/2037 ~	266	203

Residential Accredit Loans, Inc. Trust
3.434% due 08/25/2035 ^•	400	337
3.541% due 12/26/2034 ^~	234	99
3.584% due 07/25/2035 ~	21	19

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	14	12

WaMu Mortgage Pass-Through Certificates Trust
1.902% due 07/25/2047 ^•	58	51
2.739% due 12/25/2036 ^~	107	97

Total Non-Agency Mortgage-Backed Securities (Cost $10,921)		9,774

ASSET-BACKED SECURITIES 4.9%

ACE Securities Corp. Home Equity Loan Trust
3.909% due 12/25/2045 ^•	583	483

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.544% due 01/25/2036 •	428	396

Asset-Backed Funding Certificates Trust
4.084% due 06/25/2037 ~	300	249
4.134% due 03/25/2034 ^•	456	436

Bear Stearns Asset-Backed Securities Trust
3.424% due 05/25/2036 ^•	51	50
3.434% due 12/25/2035 ^~	272	145
4.884% due 07/25/2034 ~	91	84

Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •	956	541

GSAMP Trust
3.204% due 12/25/2036 •	432	226

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	41

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.314% due 12/25/2046 ~		$370	$193

HSI Asset Securitization Corp. Trust
3.864% due 11/25/2035 •		835	798

Lehman XS Trust
3.394% due 03/25/2037 ~		796	718

MASTR Asset-Backed Securities Trust
3.304% due 08/25/2036 •		519	220
3.384% due 08/25/2036 ~		1,175	499

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 ~		3,439	1,414
3.224% due 10/25/2036 •		664	329
3.234% due 10/25/2036 •		1,696	945
3.234% due 12/25/2036 ~		96	52
3.384% due 06/25/2036 •		161	141
3.544% due 09/25/2036 •		723	331

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 ^þ		1,077	439

New Century Home Equity Loan Trust
6.084% due 01/25/2033 ^~		68	58

People’s Financial Realty Mortgage Securities Trust
3.224% due 09/25/2036 •		3,576	1,076

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^þ		2,099	682

Residential Asset Mortgage Products Trust
3.544% due 12/25/2035 •		1,077	922

Residential Asset Securities Corp. Trust
3.964% due 08/25/2034 •		193	184

Securitized Asset-Backed Receivables LLC Trust
3.584% due 03/25/2036 •		1,269	816
3.584% due 05/25/2036 ~		787	446

SG Mortgage Securities Trust
3.444% due 02/25/2036 •		1,047	619

Structured Asset Investment Loan Trust
4.209% due 01/25/2035 •		1,024	870
4.464% due 04/25/2033 •		35	34
4.659% due 01/25/2035 ~		1,102	838
4.809% due 01/25/2035 ^•		857	298

Total Asset-Backed Securities (Cost $16,590)			15,532

SOVEREIGN ISSUES 2.3%

Argentina Government International Bond
0.500% due 07/09/2030 þ		233	40
1.000% due 07/09/2029		29	6
1.500% due 07/09/2035 þ		153	29
3.500% due 07/09/2041 þ		1,800	388

Australia Government International Bond
1.000% due 11/21/2031	AUD	900	449

Peru Government International Bond
5.940% due 02/12/2029	PEN	200	44
6.350% due 08/12/2028		8,500	1,952

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	78,100	$4,468

Total Sovereign Issues (Cost $10,291)			7,376

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(c)(h)		904,655	98

FINANCIALS 0.0%

Intelsat SA «(c)(h)		935	26

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(c)		304,919	1

Total Common Stocks (Cost $719)			125

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(c)		97	0

Total Rights (Cost $0)			0

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(h)		1	0

FINANCIALS 0.0%

Guranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		97	0

			0

INDUSTRIALS 0.0%

Cineworld Group PLC - Exp. 11/23/2025 «(h)		5,979	0

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024		34,977	8

Total Warrants (Cost $284)			8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 32.0%

REPURCHASE AGREEMENTS (i) 21.0%
		$66,947

SHORT-TERM NOTES 1.0%

Federal Home Loan Bank
2.980% due 01/06/2023 •	$3,200	3,200

U.S. TREASURY BILLS 10.0%
2.632% due 10/04/2022 - 11/25/2022 (d)(e)(l)	31,800	31,713

Total Short-Term Instruments (Cost $101,862)		101,860

Total Investments in Securities (Cost $335,002)		302,760

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	1,456,500	14,141

Total Short-Term Instruments (Cost $14,297)		14,141

Total Investments in Affiliates (Cost $14,297)		14,141

Total Investments 99.5% (Cost $349,299)		$316,901

Financial Derivative Instruments (j)(k) (0.6)% (Cost or Premiums, net $580)		(1,828)

Other Assets and Liabilities, net 1.1%		3,345

Net Assets 100.0%		$318,418

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Citigroup, Inc. 3.785% due 03/17/2033	08/16/2022	4,206	3,757	1.18
Constellation Oil ‘B’	06/10/2022	98	98	0.03
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Flourish Century 6.600% due 02/04/2049	08/25/2021	788	89	0.03
Intelsat SA	11/12/2019	85	26	0.01

		$5,177	$3,970	1.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.850%	09/30/2022	10/03/2022	$64,600	U.S. Treasury Notes 0.375% due 04/15/2024	$(65,968)	$64,600	$64,615
BRC	2.900	09/23/2022	10/03/2022	1,203	Deere & Co. 3.900% due 09/06/2042	(1,135)	1,203	1,204
FICC	1.150	09/30/2022	10/03/2022	1,144	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(1,167)	1,144	1,144

Total Repurchase Agreements						$(68,270)	$66,947	$66,963

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,136)

Total Short Sales (0.4)%				$(1,433)	$(1,136)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$64,615	$0	$0	$0	$64,615	$(65,968)	$(1,353)
BRC	1,204	0	0	0	1,204	(1,135)	69
FICC	1,144	0	0	0	1,144	(1,167)	(23)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(1,136)	(1,136)	0	(1,136)

Total Borrowings and Other Financing Transactions	$66,963	$0	$0	$(1,136)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $16 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(3) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	43

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	163	$17,524	$117	$0	$(43)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	133	$(31,844)	$531	$12	$0
Euro-Bund 10-Year Bond December Futures	12/2022	1	(136)	6	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2022	142	(29,165)	497	21	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	43	(5,095)	166	22	0
U.S. Treasury 30-Year Bond December Futures	12/2022	120	(15,169)	1,157	79	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	63	(8,631)	827	102	0

				$3,184	$236	$(1)

Total Futures Contracts				$3,301	$236	$(44)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anheuser-Busch InBev Worldwide, Inc.	(1.000)%	Quarterly	12/20/2023	0.443%	EUR	3,300	$(69)	$46	$(23)	$0	$0
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.272		$4,400	(118)	63	(55)	0	(1)
Bath & Body Works, Inc.	(1.000)	Quarterly	12/20/2023	3.298		1,050	81	(53)	28	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.362		300	0	(4)	(4)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.275		4,200	(153)	86	(67)	1	0
Lowe’s Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.218		1,900	(46)	27	(19)	0	(1)
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.300		4,400	(129)	76	(53)	1	0

							$(434)	$241	$(193)	$2	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	1.387%		$100	$(1)	$0	$(1)	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702		400	(12)	7	(5)	(1)	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	5.761		400	23	(23)	0	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.463		200	3	0	3	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	450	(81)	51	(30)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185		600	(54)	0	(54)	1	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	2.209		$700	(6)	(22)	(28)	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.443		200	(3)	(1)	(4)	0	0

							$(131)	$12	$(119)	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$3,366	$59	$(129)	$(70)	$0	$(1)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	1,700	(74)	7	(67)	0	(1)

					$(15)	$(122)	$(137)	$0	$(2)

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	1,400	$268	$20	$288	$12	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		400	119	4	123	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	29	28	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/04/2032		$600	(3)	(18)	(21)	0	(22)
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027	BRL	13,400	0	(24)	(24)	9	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		5,500	0	(9)	(9)	3	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		5,600	0	5	5	4	0
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	126	126	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	1,600	(6)	(115)	(121)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(2)	(51)	(53)	3	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,500	679	(29)	650	0	(33)
Pay	28-Day MXN-TIIE	5.140	Lunar	03/24/2023	MXN	19,700	0	(26)	(26)	0	(1)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		42,100	0	(79)	(79)	0	(1)
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		21,900	1	(132)	(131)	1	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		6,600	(1)	(34)	(35)	0	0

							$1,054	$(333)	$721	$40	$(62)

Total Swap Agreements							$474	$(202)	$272	$43	$(67)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$236	$66	$302	$0	$(44)	$(69)	$(113)

Cash of $4,335 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $23 and liability of $(2) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	45

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022		$894	EUR	895	$0	$(17)
	11/2022		204	CHF	192	0	(9)
	11/2022		526	PEN	2,051	0	(14)
	11/2022		30	ZAR	478	0	(4)
	01/2023	ZAR	1,827		$103	3	0
	03/2023		22,544		1,277	48	0

BPS	10/2022	GBP	729		832	23	(5)
	10/2022	MXN	1,338		66	0	0
	10/2022	PEN	3,241		794	0	(20)
	10/2022		$1,104	EUR	1,103	0	(23)
	11/2022		91	IDR	1,364,749	0	(2)
	11/2022		586	NOK	5,636	0	(68)
	11/2022		108	ZAR	1,741	0	(12)
	11/2022	ZAR	3,844		$257	45	0
	12/2022		$65	MXN	1,338	0	0

BRC	11/2022	ZAR	8,005		$537	96	0

CBK	10/2022	BRL	1,667		324	15	0
	10/2022	PLN	27		6	0	0
	10/2022		$317	BRL	1,667	0	(8)
	10/2022		1,336	EUR	1,368	5	0
	10/2022		830	PEN	3,241	0	(16)
	12/2022	PEN	14,699		$3,505	0	(156)
	12/2022		$383	MXN	7,800	0	0
	12/2022		181	PEN	708	0	(5)
	01/2023	PEN	3,241		$821	17	0
	01/2023		$318	BRL	1,667	0	(15)
	01/2023	ZAR	527		$30	1	0

DUB	12/2022		24,328		1,548	212	0

GLM	10/2022		$65	MXN	1,338	1	0
	11/2022		32	ZAR	506	0	(4)
	12/2022		1,682	PEN	6,696	0	(14)
	05/2023	ZAR	359		$22	2	0

JPM	10/2022		$230	EUR	230	0	(5)
	10/2022		105	ZAR	1,890	0	(1)
	11/2022		160	EUR	164	1	0
	11/2022		60	IDR	900,358	0	(1)

MYI	10/2022	MXN	42		$2	0	0
	10/2022		$238	AUD	342	0	(19)
	10/2022		7,453	EUR	7,725	118	0
	11/2022	EUR	7,725		$7,468	0	(118)
	11/2022		$48	IDR	714,151	0	(2)

SCX	10/2022		540	CLP	508,116	0	(16)
	11/2022	CAD	103		$80	6	0
	11/2022		$694	COP	2,950,726	0	(59)
	11/2022		148	IDR	2,216,247	0	(3)
	11/2022		237	NOK	2,298	0	(26)
	11/2022	ZAR	5,482		$363	61	0

SOG	10/2022	EUR	11,321		11,393	298	0
	11/2022		$468	CHF	443	0	(17)

UAG	10/2022		36	AUD	52	0	(2)
	10/2022		169	HKD	1,329	0	0
	10/2022	ZAR	16,941		$985	49	0
	11/2022		$41	IDR	603,780	0	(1)
	11/2022		71	ZAR	1,119	0	(10)
	11/2022	ZAR	395		$24	2	0
	03/2023		2,338		131	4	0

Total Forward Foreign Currency Contracts						$1,007	$(672)

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$994

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	790	90	381

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	58	251

Total Purchased Options							$393	$1,626

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	300	$0	$0

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	0	0
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	300	(1)	(1)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	700	(1)	(2)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	500	(1)	(1)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	400	(1)	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	400	0	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	800	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	500	(1)	(1)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	10/19/2022	400	(2)	0
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	0	0

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	200	0	0

						$(9)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$(246)	$(1,827)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/07/2022	600	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/07/2022	600	(3)	(12)

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	2,390	(89)	(667)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	37,000	(75)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	37,000	(75)	(1,215)

JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	1,560	(57)	(436)

							$(548)	$(4,157)

Total Written Options							$(557)	$(4,164)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.962%	$ 5,700	$64	$(69)	$0	$(5)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BRC	Huarong Finance Co. Ltd.	1.000%	Quarterly	12/20/2024	5.133%	$	200	$(4)	$(12)	$0	$(16)
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.459		600	2	5	7	0

FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.459		1,500	3	15	18	0

								$1	$8	$25	$(16)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	47

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$	100	$12	$(8)	$4	$0

CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		200	21	(13)	8	0

GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		400	47	(30)	17	0

JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		900	112	(74)	38	0

MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		100	12	(8)	4	0

							$204	$(133)	$71	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	2.268%	Maturity	03/20/2023	$	5,900	$1	$110	$111	$0

Total Swap Agreements									$270	$(84)	$207	$(21)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$51	$994	$0	$1,045	$(44)	$(1,839)	$0	$(1,883)	$(838)	$951	$113
BPS	68	381	115	564	(130)	(667)	0	(797)	(233)	263	30
BRC	96	0	7	103	0	(1)	(16)	(17)	86	0	86
CBK	38	0	8	46	(200)	0	(5)	(205)	(159)	267	108
DUB	212	0	0	212	0	(3)	0	(3)	209	0	209
FBF	0	0	18	18	0	0	0	0	18	0	18
GLM	3	0	0	3	(18)	(1,215)	0	(1,233)	(1,230)	1,171	(59)
GST	0	0	17	17	0	(2)	0	(2)	15	0	15
JPM	1	251	38	290	(7)	(437)	0	(444)	(154)	0	(154)
MYC	0	0	4	4	0	0	0	0	4	0	4
MYI	118	0	0	118	(139)	0	0	(139)	(21)	0	(21)
SCX	67	0	0	67	(104)	0	0	(104)	(37)	0	(37)
SOG	298	0	0	298	(17)	0	0	(17)	281	(420)	(139)
UAG	55	0	0	55	(13)	0	0	(13)	42	0	42

Total Over the Counter	$1,007	$1,626	$207	$2,840	$(672)	$(4,164)	$(21)	$(4,857)

(l)

Securities with an aggregate market value of $2,652 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$236	$236
Swap Agreements	0	3	0	0	63	66

	$0	$3	$0	$0	$299	$302

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,007	$0	$1,007
Purchased Options	0	0	0	0	1,626	1,626
Swap Agreements	0	96	0	0	111	207

	$0	$96	$0	$1,007	$1,737	$2,840

	$0	$99	$0	$1,007	$2,036	$3,142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44	$44
Swap Agreements	0	5	0	0	64	69

	$0	$5	$0	$0	$108	$113

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$672	$0	$672
Written Options	0	7	0	0	4,157	4,164
Swap Agreements	0	21	0	0	0	21

	$0	$28	$0	$672	$4,157	$4,857

	$0	$33	$0	$672	$4,265	$4,970

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,495	$5,495
Swap Agreements	0	(481)	0	0	1,027	546

	$0	$(481)	$0	$0	$6,522	$6,041

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,013	$0	$2,013
Written Options	0	71	0	0	(33)	38
Swap Agreements	0	26	0	0	0	26

	$0	$97	$0	$2,013	$(33)	$2,077

	$0	$(384)	$0	$2,013	$6,489	$8,118

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	49

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)	September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,023	$2,023
Swap Agreements	0	85	0	0	167	252

	$0	$85	$0	$0	$2,190	$2,275

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$313	$0	$313
Purchased Options	0	0	0	0	745	745
Written Options	0	(32)	0	0	(1,911)	(1,943)
Swap Agreements	0	(18)	0	0	109	91

	$0	$(50)	$0	$313	$(1,057)	$(794)

	$0	$35	$0	$313	$1,133	$1,481

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,915	$868	$17,783
Corporate Bonds & Notes
Banking & Finance	0	59,782	89	59,871
Industrials	0	63,144	990	64,134
Utilities	0	7,194	0	7,194
U.S. Government Agencies	0	4,553	227	4,780
U.S. Treasury Obligations	0	14,323	0	14,323
Non-Agency Mortgage-Backed Securities	0	9,774	0	9,774
Asset-Backed Securities	0	15,532	0	15,532
Sovereign Issues	0	7,376	0	7,376
Common Stocks
Energy	0	0	98	98
Financials	0	0	26	26
Real Estate	0	0	1	1
Warrants
Utilities	8	0	0	8
Short-Term Instruments
Repurchase Agreements	0	66,947	0	66,947
Short-Term Notes	0	3,200	0	3,200
U.S. Treasury Bills	0	31,713	0	31,713

	$8	$300,453	$2,299	$302,760

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,141	$0	$0	$14,141

Total Investments	$14,149	$300,453	$2,299	$316,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,136)	$0	$(1,136)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	279	0	279
Over the counter	0	2,840	0	2,840

	$0	$3,119	$0	$3,119

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(110)	0	(111)
Over the counter	0	(4,857)	0	(4,857)

	$(1)	$(4,967)	$0	$(4,968)

Total Financial Derivative Instruments	$(1)	$(1,848)	$0	$(1,849)

Totals	$14,148	$297,469	$2,299	$313,916

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Diversified Income Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,850	$4,712

Advantage Sales & Marketing, Inc.
7.053% (LIBOR01M + 4.500%) due 10/28/2027 ~		983	883

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,895	1,807

Allied Universal Holding LLC
6.865% (LIBOR01M + 3.750%) due 05/12/2028 ~		1,584	1,397

Altice France SA
6.200% (LIBOR03M + 3.688%) due 01/31/2026 «~		2,971	2,704
6.905% (LIBOR03M + 4.000%) due 08/14/2026 «~		4,116	3,745

AP Core Holdings LLC
8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		2,600	2,418

Arches Buyer, Inc.
6.365% (LIBOR01M + 3.250%) due 12/06/2027 ~		3,430	3,099

Armor Holding LLC
8.174% (LIBOR03M + 4.500%) due 12/11/2028 ~		1,191	1,160

Asurion LLC
6.115% (LIBOR01M + 3.000%) due 11/03/2024 ~		230	216

B.C. Unlimited Liability Co.
4.871% (LIBOR01M + 1.750%) due 11/19/2026 ~		87	84

BCPE Empire Holdings, Inc.
7.115% (LIBOR01M + 4.000%) due 06/11/2026 ~		1,985	1,909

Boels Topholding BV
3.571% (EUR003M + 3.250%) due 02/06/2027 ~	EUR	3,000	2,710

Brooks Automation
TBD% due 02/01/2029		$1,500	1,408
7.355% (TSFR6M + 5.600%) due 02/01/2030 ~		900	798

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		3,416	3,343
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		3,125	3,086

Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		1,472	1,347
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		3,468	3,060

Castlelake LP
5.733% (LIBOR01M + 2.950%) due 05/13/2031 «~		7,747	7,030

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		5,606	5,114

Charter Communications Operating LLC
4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~		13,130	12,665

Chobani LLC
6.615% (LIBOR01M + 3.500%) due 10/25/2027 ~		983	904

Clear Channel Outdoor Holdings, Inc.
6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		972	872

Cromwell EREIT Lux Finco SARL
1.645% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,700	2,388

Diamond Sports Group LLC
10.695% due 05/26/2026		$564	544

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		$2,093	$1,955

Endurance International Group
6.185% (LIBOR01M + 3.500%) due 02/10/2028 ~		2,371	2,015

Forest City Enterprises LP
6.615% (LIBOR01M + 3.500%) due 12/08/2025 ~		158	155

Foundation Building Materials Holding Co. LLC
6.056% (LIBOR03M + 3.250%) due 01/31/2028 ~		988	893

Frontier Communications Corp.
7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~		1,970	1,841

GIP Blue Holding LP
8.174% (LIBOR03M + 4.500%) due 09/29/2028 ~		6,977	6,890

Global Medical Response, Inc.
7.365% (LIBOR01M + 4.250%) due 03/14/2025 ~		287	249

Golden Entertainment, Inc.
6.090% (LIBOR01M + 3.000%) due 10/21/2024 ~		300	298

GoTo Group, Inc.
7.802% (LIBOR01M + 4.750%) due 08/31/2027 ~		2,348	1,641

Graham Packaging Co., Inc.
6.115% (LIBOR01M + 3.000%) due 08/04/2027 ~		2,258	2,157

Hertz Corp.
6.365% (LIBOR01M + 3.250%) due 06/30/2028 ~		433	411
6.370% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,271	2,154

Hilton Worldwide Finance LLC
4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~		2,639	2,556

iHeartCommunications, Inc.
6.115% (LIBOR01M + 3.000%) due 05/01/2026 ~		648	610

Ineos Finance PLC
2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	4,774	4,528

Instant Brands Holdings, Inc.
7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		$906	622

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		1,389	1,307

IRB Holding Corp.
5.695% due 12/15/2027		2,702	2,538

Ivanti Software, Inc.
7.332% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,303	1,021

LBM Acquisition LLC
7.121% (LIBOR06M + 3.750%) due 12/17/2027 ~		1,635	1,435

Lealand Finance Co. BV (4.115% Cash and 3.000% PIK)
7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		35	18

Marriott Ownership Resorts, Inc.
6.806% (LIBOR01M + 1.750%) due 08/29/2025 ~		771	737

Medline Borrower LP
6.365% (LIBOR01M + 3.250%) due 10/23/2028 ~		1,995	1,838

MH Sub LLC
6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~		3,575	3,417

MPH Acquisition Holdings LLC
7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~		893	828

Nielsen Finance LLC
4.705% (LIBOR01M + 2.000%) due 10/04/2023 ~		331	331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Olympus Water U.S. Holding Corp.
7.438% (LIBOR03M + 3.750%) due 11/09/2028 ~		$2,289	$2,095

Organon & Co.
6.188% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,723	2,668

Parexel International Corp.
6.365% (LIBOR01M + 3.250%) due 11/15/2028 ~		399	382

Pelican Products, Inc.
TBD% (LIBOR03M + 4.250%) due 12/29/2028 ~		1,092	1,007

Peraton Corp.
6.865% (LIBOR01M + 3.750%) due 02/01/2028 ~		1,934	1,838

PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		1,086	950

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		1,987	1,852

Sabre GLBL, Inc.
6.615% (LIBOR01M + 3.500%) due 12/17/2027 ~		2,765	2,483

SOCAR Turkey Enerji AS
4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	3,744

Softbank Vision Fund
5.000% due 12/21/2025 «		$9,397	9,371

Sotera Health Holdings LLC
5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~		948	839

Spirit Aerosystems, Inc.
6.865% (LIBOR01M + 3.750%) due 01/15/2025 ~		688	682

Standard Industries, Inc.
6.675% (LIBOR06M + 2.500%) due 09/22/2028 ~		2,625	2,553

Staples, Inc.
7.782% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,492	2,198

Starfruit Finco BV
3.333% (EUR003M + 3.000%) due 10/01/2025 ~	EUR	755	674
5.865% (LIBOR01M + 2.750%) due 10/01/2025 ~		$1,953	1,836

Stars Group Holdings BV
5.892% (LIBOR03M + 2.250%) due 07/21/2026 ~		2,178	2,100

Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK)
8.100% (EUR006M) due 12/29/2022 ~(c)	EUR	579	575

Summer Holdco B SARL
8.174% (LIBOR03M + 4.500%) due 12/04/2026 «~		$2,059	1,946

TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~		4,030	3,871

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,272	2,178

Weber-Stephen Products LLC
6.365% (LIBOR01M + 3.250%) due 10/30/2027 ~		806	662

White Cap Buyer LLC
6.784% due 10/19/2027		983	921

Windstream Services LLC
9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		391	356

Worldwide Express Operations LLC
7.674% (LIBOR03M + 4.000%) due 07/26/2028 ~		1,092	997

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	51

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zayo Group Holdings, Inc.
3.935% (EUR001M + 3.250%) due 03/09/2027 ~	EUR	975	$818

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		$318	272

Ziggo BV
3.764% (EUR006M + 3.000%) due 01/31/2029 ~	EUR	600	532

Total Loan Participations and Assignments (Cost $175,937)			162,248

CORPORATE BONDS & NOTES 46.7%

BANKING & FINANCE 15.6%

AerCap Ireland Capital DAC
3.650% due 07/21/2027		$10,055	8,795
4.450% due 04/03/2026		550	514

AIA Group Ltd.
3.200% due 09/16/2040		800	599

Aircastle Ltd.
2.850% due 01/26/2028		560	436

Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,425	3,249
6.625% due 07/15/2026		$2,352	2,100

Ally Financial, Inc.
8.000% due 11/01/2031		14,166	14,848

American Assets Trust LP
3.375% due 02/01/2031		810	644

American Homes 4 Rent LP
2.375% due 07/15/2031		100	76
3.375% due 07/15/2051		100	62
4.900% due 02/15/2029		1,910	1,793

American International Group, Inc.
5.750% due 04/01/2048 •		950	878

American Tower Corp.
2.100% due 06/15/2030		1,200	921
2.750% due 01/15/2027		1,860	1,647
2.900% due 01/15/2030		870	716
3.375% due 10/15/2026		290	265
3.700% due 10/15/2049		2,000	1,372
3.800% due 08/15/2029		1,950	1,713

AmWINS Group, Inc.
4.875% due 06/30/2029		1,100	916

Antares Holdings LP
2.750% due 01/15/2027		1,050	837

Aon Corp.
2.800% due 05/15/2030		670	556

Armor Holdco, Inc.
8.500% due 11/15/2029		550	440

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,250	1,013

Aviation Capital Group LLC
5.500% due 12/15/2024		3,030	2,936

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	5,948
2.875% due 02/15/2025		2,000	1,811
3.250% due 02/15/2027		500	419
4.250% due 04/15/2026		1,575	1,414
5.250% due 05/15/2024		4,700	4,564

Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,161
5.375% due 01/18/2028 •(l)		2,400	1,261
10.500% due 07/23/2029		2,400	1,411

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(h)(i)		1,800	1,617

Banco Bradesco SA
2.850% due 01/27/2023		$2,800	2,782

Banco BTG Pactual SA
4.500% due 01/10/2025		4,900	4,662

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	5,400	1,260

Banco de Sabadell SA
1.750% due 05/10/2024	EUR	100	93

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco General SA
3.250% due 09/30/2026		$3,000	$2,657
4.875% due 04/19/2023		270	269
5.250% due 05/07/2031 •(h)(i)		2,000	1,713

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(h)(i)		2,600	2,384

Banco Santander SA
2.746% due 05/28/2025		800	732
3.490% due 05/28/2030		400	321

Banco Votorantim SA
4.500% due 09/24/2024		600	583

Bank of America Corp.
2.676% due 06/19/2041 •		640	415
2.687% due 04/22/2032 •		3,000	2,346
2.884% due 10/22/2030 •		4,490	3,687
3.705% due 04/24/2028 •		6,700	6,105

Barclays Bank PLC
7.625% due 11/21/2022 (i)		4,822	4,822

Barclays PLC
2.375% due 10/06/2023 •	GBP	100	112
2.894% due 11/24/2032 •		$900	652
4.375% due 01/12/2026		4,100	3,869
4.375% due 03/15/2028 •(h)(i)		1,800	1,114
6.125% due 12/15/2025 •(h)(i)		3,000	2,532
6.375% due 12/15/2025 •(h)(i)	GBP	600	554
7.125% due 06/15/2025 •(h)(i)		3,700	3,590
7.250% due 03/15/2023 •(h)(i)		4,600	4,950
7.750% due 09/15/2023 •(h)(i)		$1,400	1,297
8.000% due 06/15/2024 •(h)(i)		2,800	2,604
8.000% due 03/15/2029 •(h)(i)		1,000	878

BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,375
5.375% due 07/24/2023		470	470

BNP Paribas SA
1.904% due 09/30/2028 •		750	606
2.219% due 06/09/2026 •		1,600	1,440
3.052% due 01/13/2031 •		4,600	3,664
4.400% due 08/14/2028		1,200	1,082
4.625% due 01/12/2027 •(h)(i)		2,200	1,643
4.705% due 01/10/2025 •		500	492
7.000% due 08/16/2028 •(h)(i)		2,000	1,732

BOC Aviation Ltd.
3.500% due 01/31/2023		200	199

Brixmor Operating Partnership LP
4.125% due 05/15/2029		190	165

Brookfield Finance, Inc.
3.900% due 01/25/2028		432	390
4.350% due 04/15/2030		3,400	3,046
4.700% due 09/20/2047		626	499

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		1,595	1,444

Citigroup, Inc.
2.572% due 06/03/2031 •(j)		4,400	3,467
3.106% due 04/08/2026 •		800	750

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	1,500	1,378
5.823% due 01/28/2029 •		1,500	1,356

Credit Acceptance Corp.
5.125% due 12/31/2024		$2,420	2,257

Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,177
7.500% due 06/23/2026 •(h)(i)	GBP	200	204

Credit Suisse AG
6.500% due 08/08/2023 (i)		$16,425	16,257

Credit Suisse Group AG
2.593% due 09/11/2025 •		1,950	1,775
2.997% due 12/14/2023 •		500	496
3.091% due 05/14/2032 •		1,525	1,072
3.869% due 01/12/2029 •		4,250	3,473
4.194% due 04/01/2031 •		3,100	2,442
4.207% due 06/12/2024 •		2,500	2,451
4.476% (US0003M + 1.240%) due 06/12/2024 ~		900	890
6.250% due 12/18/2024 •(h)(i)		1,000	860
6.375% due 08/21/2026 •(h)(i)		650	474
7.250% due 09/12/2025 •(h)(i)		500	383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/17/2023 •(h)(i)		$5,200	$4,472
7.500% due 12/11/2023 •(h)(i)		5,400	4,977

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,568
3.100% due 11/15/2029		1,020	858
3.250% due 01/15/2051		2,470	1,570
3.650% due 09/01/2027		1,464	1,327
4.000% due 03/01/2027		199	186
4.000% due 11/15/2049		500	364

CubeSmart LP
2.000% due 02/15/2031		1,525	1,146

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,775	873

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		7,625	7,035

Deutsche Bank AG
3.035% due 05/28/2032 •(j)		500	359
3.547% due 09/18/2031 •		2,500	1,910
3.729% due 01/14/2032 •(j)		3,000	2,024
3.961% due 11/26/2025 •		3,400	3,177
5.882% due 07/08/2031 •		2,800	2,246

Discover Bank
4.650% due 09/13/2028		1,100	999

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,345

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		25	25

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		1,332	1,328

Enact Holdings, Inc.
6.500% due 08/15/2025		690	661

Equinix, Inc.
3.200% due 11/18/2029		910	771

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	400	283

Essex Portfolio LP
1.650% due 01/15/2031		$700	511
2.650% due 03/15/2032		690	536
2.650% due 09/01/2050		300	167

Ford Credit Canada Co.
3.742% due 05/08/2023 (j)	CAD	4,000	2,863

Ford Motor Credit Co. LLC
1.203% due 12/07/2022 •	EUR	700	684
1.320% due 12/01/2024 •		600	555
1.744% due 07/19/2024		1,400	1,267
2.748% due 06/14/2024	GBP	1,300	1,310
2.900% due 02/16/2028		$1,400	1,102
3.021% due 03/06/2024	EUR	1,000	940
3.350% due 11/01/2022		$1,600	1,600
3.370% due 11/17/2023		5,400	5,231
3.375% due 11/13/2025		13,100	11,593
3.550% due 10/07/2022		4,500	4,504
3.625% due 06/17/2031		2,694	2,005
3.815% due 11/02/2027		800	673
4.535% due 03/06/2025	GBP	4,900	4,902
4.542% due 08/01/2026		$600	535
5.113% due 05/03/2029		1,000	870
5.125% due 06/16/2025		8,920	8,431
5.584% due 03/18/2024		2,000	1,964

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	5,410
6.500% due 10/01/2025		8,178	7,695

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	1,786
7.625% due 05/01/2026		1,100	824
8.125% due 11/15/2024		1,140	1,000

Globalworth Real Estate Investments Ltd.
3.000% due 03/29/2025	EUR	1,000	859

GLP Capital LP
4.000% due 01/15/2030		$100	84
5.750% due 06/01/2028		890	835

Goldman Sachs Group, Inc.
3.800% due 03/15/2030		2,500	2,171

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,315

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greystar Real Estate Partners LLC
5.750% due 12/01/2025		$890	$836

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		800	797

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		820	629

HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,583
3.750% due 09/15/2030		2,520	1,838

Highwoods Realty LP
3.050% due 02/15/2030		100	81

Host Hotels & Resorts LP
3.875% due 04/01/2024		560	545

Howard Hughes Corp.
4.125% due 02/01/2029		3,475	2,692
4.375% due 02/01/2031		500	360
5.375% due 08/01/2028		1,800	1,496

HSBC Holdings PLC
2.357% due 08/18/2031 •		400	295
2.804% due 05/24/2032 •		1,700	1,252
2.848% due 06/04/2031 •		4,600	3,527
3.973% due 05/22/2030 •		1,140	966
4.041% due 03/13/2028 •		1,020	921
4.250% due 08/18/2025		4,200	3,989
4.292% due 09/12/2026 •		1,000	944
4.583% due 06/19/2029 •		400	357
4.600% due 12/17/2030 •(h)(i)		2,450	1,705
4.616% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,659
4.700% due 03/09/2031 •(h)(i)		1,100	784
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	2,232
6.000% due 09/29/2023 •(h)(i)	EUR	1,700	1,641
6.250% due 03/23/2023 •(h)(i)		$900	866
6.500% due 03/23/2028 •(h)(i)		2,800	2,350

Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,300	850
3.875% due 11/13/2029		2,342	1,601
4.500% due 05/29/2029		4,704	3,328
4.950% due 11/07/2047		1,200	738

Hudson Pacific Properties LP
3.250% due 01/15/2030		480	383
4.650% due 04/01/2029		300	267

Indian Railway Finance Corp. Ltd.
3.950% due 02/13/2050		1,000	708

ING Groep NV
5.750% due 11/16/2026 •(h)(i)		2,800	2,409

Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	187
7.750% due 01/11/2027 •(h)(i)	EUR	1,300	1,129

Intrum AB
3.125% due 07/15/2024		2,300	2,068

Itau Unibanco Holding SA
2.900% due 01/24/2023		$200	199

JAB Holdings BV
2.200% due 11/23/2030		1,000	741

Jefferies Finance LLC
5.000% due 08/15/2028		1,100	813

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	8,859

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	23,238	1,719

Kennedy-Wilson, Inc.
4.750% due 03/01/2029		$700	536

Kilroy Realty LP
2.500% due 11/15/2032		890	641
3.050% due 02/15/2030		200	160

KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	668
3.750% due 07/01/2029		300	267

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		1,130	912

LeasePlan Corp. NV
2.875% due 10/24/2024		600	563
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	1,762

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	$249

Life Storage LP
3.875% due 12/15/2027		$112	102
4.000% due 06/15/2029		150	133

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		96	91

Lincoln Financing SARL
3.625% due 04/01/2024	EUR	3,825	3,634

Lloyds Bank PLC
0.000% due 04/02/2032 þ		$3,200	1,956

Lloyds Banking Group PLC
4.375% due 03/22/2028		200	182
4.550% due 08/16/2028		1,000	912
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	1,653
7.500% due 09/27/2025 •(h)(i)		$2,400	2,196

LPL Holdings, Inc.
4.000% due 03/15/2029		1,385	1,191

Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,036
6.500% due 05/01/2028		1,600	1,370

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,527
2.193% due 02/25/2025		3,500	3,250

Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	150
2.201% due 07/10/2031 •		$2,500	1,894
2.869% due 09/13/2030 •		1,000	816

MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,300	1,349
3.692% due 06/05/2028		3,300	2,730
4.625% due 08/01/2029		$1,950	1,572

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	1,710

Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,071
4.363% due 08/01/2024 •		1,700	1,676

NatWest Group PLC
2.000% due 03/04/2025 •	EUR	700	666
2.500% due 03/22/2023		6,300	6,181
4.600% due 06/28/2031 •(h)(i)		$1,700	1,067
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,427
6.000% due 12/29/2025 •(h)(i)		$3,490	3,054

Navient Corp.
5.625% due 01/25/2025		100	87

NE Property BV
1.875% due 10/09/2026	EUR	400	323

Newmark Group, Inc.
6.125% due 11/15/2023		$1,825	1,800

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		1,525	1,203

Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,594
2.679% due 07/16/2030		2,300	1,763

Nordea Bank Abp
6.625% due 03/26/2026 •(h)(i)		1,500	1,393

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	683
4.950% due 04/01/2024		1,900	1,880

OneMain Finance Corp.
4.000% due 09/15/2030		550	387
5.375% due 11/15/2029		3,149	2,446
5.625% due 03/15/2023		4,400	4,384
6.125% due 03/15/2024		5,410	5,219
6.625% due 01/15/2028		20	17
6.875% due 03/15/2025		5,030	4,736
7.125% due 03/15/2026		1,740	1,571
8.250% due 10/01/2023		2,000	2,025

Oxford Finance LLC
6.375% due 02/01/2027		1,000	938

Pacific LifeCorp
3.350% due 09/15/2050		1,000	677

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,380

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 10/01/2028		$2,025	$1,737
7.500% due 06/01/2025		855	851

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,322
5.375% due 10/15/2025		2,440	2,089
5.750% due 09/15/2031		2,375	1,702

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,098
3.800% due 06/23/2050		1,300	948

Physicians Realty LP
3.950% due 01/15/2028		23	21
4.300% due 03/15/2027		3,000	2,811

Piper Sandler Cos.
5.200% due 10/15/2023		2,100	2,042

PRA Group, Inc.
7.375% due 09/01/2025		4,090	3,962

Prudential PLC
3.125% due 04/14/2030		150	126

Rayonier LP
2.750% due 05/17/2031		300	234

Realty Income Corp.
3.100% due 12/15/2029		1,300	1,118
3.250% due 01/15/2031		800	684
3.400% due 01/15/2028		640	582
3.950% due 08/15/2027		438	412

Regency Centers LP
2.950% due 09/15/2029		100	83

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,860	1,423

RHP Hotel Properties LP
4.500% due 02/15/2029		1,275	1,059

RLJ Lodging Trust LP
3.750% due 07/01/2026		975	834

Rocket Mortgage LLC
3.875% due 03/01/2031		560	407
4.000% due 10/15/2033		3,850	2,653

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	770

Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	4,481

Santander U.K. Group Holdings PLC
2.003% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	491
3.373% due 01/05/2024 •		$200	199
3.823% due 11/03/2028 •		900	774
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	2,631

SBA Communications Corp.
3.875% due 02/15/2027		$1,000	888

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(d)		900	63
5.250% due 05/23/2023 ^(d)(i)		600	81

Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,544
5.950% due 10/24/2022		4,100	4,086

Sitka Holdings LLC
8.174% due 07/06/2026 •		6,015	5,754

SLM Corp.
4.200% due 10/29/2025		2,000	1,795

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	289
4.125% due 07/15/2023		200	198

Societe Generale SA
5.375% due 11/18/2030 •(h)(i)		1,500	1,032
6.750% due 04/06/2028 •(h)(i)		3,100	2,457
7.875% due 12/18/2023 •(h)(i)		1,500	1,442

Spirit Realty LP
3.200% due 01/15/2027		500	439
3.200% due 02/15/2031		820	640
3.400% due 01/15/2030		900	732

Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,765
4.305% due 05/21/2030 •		2,600	2,292
7.750% due 08/15/2027 •(h)(i)		775	703

Stifel Financial Corp.
4.000% due 05/15/2030		980	845

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

STORE Capital Corp.
2.750% due 11/18/2030		$675	$596

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	307
2.348% due 01/15/2025		900	844
2.750% due 01/15/2030		1,900	1,541

Sunac China Holdings Ltd.
6.650% due 08/03/2024 ^(d)		650	97

Synchrony Financial
2.875% due 10/28/2031		1,700	1,210

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	92	86
5.801% due 10/13/2040		197	192
6.052% due 10/13/2039		7,021	7,165

TP ICAP Finance PLC
5.250% due 05/29/2026		4,900	4,786

Trust Fibra Uno
6.390% due 01/15/2050		$4,500	3,155
6.950% due 01/30/2044		1,620	1,241

UBS AG
5.125% due 05/15/2024 (i)		1,800	1,759

UBS Group AG
2.095% due 02/11/2032 •		700	510
4.375% due 02/10/2031 •(h)(i)		900	594
7.000% due 02/19/2025 •(h)(i)		200	191

UniCredit SpA
2.200% due 07/22/2027 •	EUR	500	430
2.569% due 09/22/2026 •		$8,650	7,419
5.459% due 06/30/2035 •		1,400	1,043
7.830% due 12/04/2023		8,300	8,371

United Wholesale Mortgage LLC
5.500% due 11/15/2025		2,000	1,747

UPC Broadband Finco BV
4.875% due 07/15/2031		2,000	1,555

VICI Properties LP
3.875% due 02/15/2029		3,550	2,986
4.125% due 08/15/2030		625	523
4.250% due 12/01/2026		2,030	1,835
5.750% due 02/01/2027		1,030	973

Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	1,843
2.393% due 06/02/2028 •		2,900	2,491
3.000% due 04/22/2026		282	259
3.068% due 04/30/2041 •		2,100	1,446
3.196% due 06/17/2027 •		7,200	6,563

Welltower, Inc.
4.250% due 04/15/2028		385	359

Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,134
6.950% due 10/01/2027		460	489
7.375% due 03/15/2032		508	549

Willis North America, Inc.
2.950% due 09/15/2029		200	165

			579,297

INDUSTRIALS 26.4%

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	2,000	1,887

Academy Ltd.
6.000% due 11/15/2027		$1,000	909

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	710
5.500% due 07/01/2028		1,000	914

AdaptHealth LLC
4.625% due 08/01/2029		1,030	828
6.125% due 08/01/2028		1,050	943

Adevinta ASA
2.625% due 11/15/2025	EUR	1,000	897

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		$2,085	1,655

Agilent Technologies, Inc.
2.100% due 06/04/2030		370	291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ahead DB Holdings LLC
6.625% due 05/01/2028		$1,350	$1,153

Air Canada Pass-Through Trust
3.600% due 09/15/2028		503	449
5.250% due 10/01/2030		1,162	1,094

Aker BP ASA
3.750% due 01/15/2030		800	681
4.000% due 01/15/2031		1,300	1,105

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,332	1,260

Albertsons Cos., Inc.
4.625% due 01/15/2027		100	90

Alcon Finance Corp.
2.600% due 05/27/2030		900	727

Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	383

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	478
3.550% due 10/01/2027		600	536

ALROSA Finance SA
3.100% due 06/25/2027 ^(d)		5,500	684
4.650% due 04/09/2024 ^(d)		2,200	274

Altice Financing SA
2.250% due 01/15/2025	EUR	300	259
3.000% due 01/15/2028		1,200	889
4.250% due 08/15/2029		1,000	762
5.750% due 08/15/2029		$6,375	4,894

Altice France Holding SA
8.000% due 05/15/2027	EUR	600	448
10.500% due 05/15/2027		$750	589

Altice France SA
2.125% due 02/15/2025	EUR	4,000	3,446
3.375% due 01/15/2028		1,025	767
5.125% due 01/15/2029		$2,100	1,553
5.500% due 10/15/2029		5,225	3,944
8.125% due 02/01/2027		3,350	3,002

AMC Networks, Inc.
4.250% due 02/15/2029		3,530	2,618

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,950	3,220
3.000% due 04/15/2030		131	113
3.150% due 08/15/2033		307	257
3.200% due 12/15/2029		1,632	1,423
3.350% due 04/15/2031		1,567	1,370
3.375% due 11/01/2028		1,563	1,304
3.575% due 07/15/2029		925	828
3.600% due 03/22/2029		692	622
3.600% due 04/15/2031		141	115
3.650% due 02/15/2029		440	390
3.700% due 04/01/2028		300	256

American Airlines, Inc.
5.500% due 04/20/2026		7,275	6,845
5.750% due 04/20/2029		2,975	2,601

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		2,100	1,649

ANGI Group LLC
3.875% due 08/15/2028		1,810	1,280

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	311

Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	445
4.600% due 04/15/2048		3,000	2,493
4.750% due 01/23/2029		1,620	1,580
4.750% due 04/15/2058		120	99
4.950% due 01/15/2042		2,100	1,880

Antofagasta PLC
2.375% due 10/14/2030		800	599

Apache Corp.
4.875% due 11/15/2027		870	800

Arches Buyer, Inc.
4.250% due 06/01/2028		1,505	1,177

Arconic Corp.
6.125% due 02/15/2028		420	372

Ardagh Packaging Finance PLC
2.125% due 08/15/2026	EUR	1,800	1,361

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ashtead Capital, Inc.
4.000% due 05/01/2028		$700	$615

ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,400	1,078
7.500% due 09/30/2029		700	463

Atlantia SpA
1.625% due 02/03/2025	EUR	500	445

ATS Automation Tooling Systems, Inc.
4.125% due 12/15/2028		$650	541

Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,275
3.875% due 11/01/2029		$1,825	1,486
4.625% due 07/15/2028		1,820	1,624

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	982
4.750% due 06/15/2027		1,150	1,027

B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	2,686
4.375% due 01/15/2028		4,660	4,044

BAE Systems PLC
3.400% due 04/15/2030		1,000	867

Baidu, Inc.
1.720% due 04/09/2026		1,000	885
3.425% due 04/07/2030		600	522

BAT Capital Corp.
3.557% due 08/15/2027		1,074	945
4.390% due 08/15/2037		770	550
4.540% due 08/15/2047		766	509

Bausch Health Cos., Inc.
5.500% due 11/01/2025		500	398

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,012
4.375% due 12/15/2028		800	733

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,700	1,476

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (c)		75	51

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		800	729

Becton Dickinson & Co.
2.823% due 05/20/2030		270	226

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	2,725	2,305

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (g)		$1,123	714

Black Knight InfoServ LLC
3.625% due 09/01/2028		430	368

Block Communications, Inc.
4.875% due 03/01/2028		1,600	1,389

Block, Inc.
2.750% due 06/01/2026		1,325	1,140
3.500% due 06/01/2031		1,400	1,088

Bloomin’ Brands, Inc.
5.125% due 04/15/2029		300	250

Boardwalk Pipelines LP
3.400% due 02/15/2031		1,260	1,015

Boeing Co.
3.250% due 02/01/2028		2,390	2,089
3.625% due 02/01/2031		1,075	894
5.040% due 05/01/2027		600	579
5.150% due 05/01/2030		1,235	1,144
5.805% due 05/01/2050		1,350	1,176
5.930% due 05/01/2060		2,570	2,207

Bombardier, Inc.
6.000% due 02/15/2028		1,300	1,090
7.125% due 06/15/2026		2,350	2,159
7.500% due 03/15/2025		1,713	1,668

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	750

Boston Scientific Corp.
2.650% due 06/01/2030		720	598

Boyd Gaming Corp.
4.750% due 06/15/2031		925	750

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boyne USA, Inc.
4.750% due 05/15/2029	$1,000	$839

Brink’s Co.
5.500% due 07/15/2025	2,070	1,962

British Airways Pass-Through Trust
2.900% due 09/15/2036	1,266	1,032
4.250% due 05/15/2034	899	811

Broadcom, Inc.
2.600% due 02/15/2033	1,000	716
3.137% due 11/15/2035	906	637
3.187% due 11/15/2036	5,240	3,595
3.419% due 04/15/2033	2,380	1,821
3.469% due 04/15/2034	5,534	4,162
3.500% due 02/15/2041	1,625	1,100
3.750% due 02/15/2051	1,100	724
4.150% due 11/15/2030	322	279
4.300% due 11/15/2032	1,590	1,338
4.926% due 05/15/2037	1,038	858

Buckeye Partners LP
4.125% due 03/01/2025	1,020	935
4.500% due 03/01/2028	1,330	1,134

Builders FirstSource, Inc.
4.250% due 02/01/2032	725	558

BWX Technologies, Inc.
4.125% due 06/30/2028	1,770	1,550

CA Magnum Holdings
5.375% due 10/31/2026	2,400	2,022

Cable One, Inc.
4.000% due 11/15/2030	1,575	1,229

Cablevision Lightpath LLC
3.875% due 09/15/2027	1,000	838

Caesars Entertainment, Inc.
6.250% due 07/01/2025	2,120	2,047

Cameron LNG LLC
3.302% due 01/15/2035	300	237
3.402% due 01/15/2038	400	319
3.701% due 01/15/2039	300	231

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	2,095	1,808

Carnival Corp.
4.000% due 08/01/2028	6,550	5,295
10.500% due 02/01/2026	1,825	1,808

Catalent Pharma Solutions, Inc.
3.500% due 04/01/2030	2,300	1,812
5.000% due 07/15/2027	140	125

CCO Holdings LLC
4.500% due 05/01/2032	600	459
4.500% due 06/01/2033	2,675	1,982
5.125% due 05/01/2027	6,000	5,425
5.375% due 06/01/2029	1,000	877

Centene Corp.
4.250% due 12/15/2027	2,200	2,017

Central Garden & Pet Co.
4.125% due 10/15/2030	1,200	958

CF Industries, Inc.
5.150% due 03/15/2034	2,825	2,544

CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	200	186

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	600	500
4.000% due 03/15/2031	375	303
4.250% due 05/01/2028	420	367

Charter Communications Operating LLC
3.500% due 06/01/2041	2,200	1,410
3.700% due 04/01/2051	1,000	609
3.750% due 02/15/2028	1,300	1,151
3.850% due 04/01/2061	3,325	1,950
3.900% due 06/01/2052	1,875	1,165
4.400% due 12/01/2061	2,525	1,615
4.432% (US0003M + 1.650%) due 02/01/2024 ~	3,604	3,624
4.800% due 03/01/2050	4,500	3,258
5.125% due 07/01/2049	4,840	3,560
5.375% due 04/01/2038	500	406
5.375% due 05/01/2047	100	78
6.484% due 10/23/2045	2,200	1,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$1,410	$1,225
5.875% due 03/31/2025		4,950	4,974
7.000% due 06/30/2024		200	204

Cheniere Energy Partners LP
4.000% due 03/01/2031		2,625	2,206

Cheniere Energy, Inc.
4.625% due 10/15/2028		3,625	3,334

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,617
5.500% due 01/15/2028		$300	248

Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,534
5.875% due 02/01/2029		225	209
6.750% due 04/15/2029		1,525	1,465

Chobani LLC
4.625% due 11/15/2028		900	767

Choice Hotels International, Inc.
3.700% due 12/01/2029		1,850	1,562

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,427
4.875% due 07/01/2029		1,200	942

CommScope Technologies LLC
5.000% due 03/15/2027		1,000	756

CommScope, Inc.
4.750% due 09/01/2029		3,000	2,453
6.000% due 03/01/2026		593	547
7.125% due 07/01/2028		3,110	2,407
8.250% due 03/01/2027		965	799

Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,502
5.625% due 03/15/2027		2,275	1,755
6.000% due 01/15/2029		1,000	737
6.875% due 04/15/2029		2,975	1,444

Connect Finco SARL
6.750% due 10/01/2026		2,840	2,488

Consolidated Communications, Inc.
5.000% due 10/01/2028		550	384

Constellation Brands, Inc.
4.100% due 02/15/2048		1,000	768

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(c)		603	482

Continental Resources, Inc.
4.375% due 01/15/2028		500	450

Continental Wind LLC
6.000% due 02/28/2033		168	169

Cornerstone Building Brands, Inc.
6.125% due 01/15/2029		3,660	2,049

Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		4,000	3,665
4.250% due 07/17/2042		2,600	1,944

CoStar Group, Inc.
2.800% due 07/15/2030		1,020	807

Coty, Inc.
3.875% due 04/15/2026	EUR	775	688
5.000% due 04/15/2026		$3,075	2,803

Crocs, Inc.
4.250% due 03/15/2029		575	458

CSC Holdings LLC
3.375% due 02/15/2031		1,700	1,201
5.375% due 02/01/2028		900	787
6.500% due 02/01/2029		650	575

CVS Health Corp.
3.250% due 08/15/2029		100	88
4.300% due 03/25/2028		526	497
4.780% due 03/25/2038		715	628

CVS Pass-Through Trust
5.773% due 01/10/2033		249	242
5.926% due 01/10/2034		27	27
6.036% due 12/10/2028		63	63
6.943% due 01/10/2030		6,132	6,316
7.507% due 01/10/2032		4,481	4,740
8.353% due 07/10/2031		978	1,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
1.550% due 08/01/2024	$2,250	$2,057
1.625% due 02/15/2024	4,300	4,032
2.625% due 03/20/2025	4,000	3,672

DaVita, Inc.
3.750% due 02/15/2031	3,860	2,759
4.625% due 06/01/2030	2,750	2,135

DCP Midstream Operating LP
3.250% due 02/15/2032	2,350	1,861
5.625% due 07/15/2027	1,170	1,133

Dell International LLC
3.450% due 12/15/2051	3,000	1,713
5.300% due 10/01/2029	3,170	2,958
6.020% due 06/15/2026	3,300	3,317
8.100% due 07/15/2036	594	630
8.350% due 07/15/2046	717	775

Dell, Inc.
6.500% due 04/15/2038	1,920	1,756

Delta Air Lines, Inc.
4.500% due 10/20/2025	3,600	3,497
4.750% due 10/20/2028	2,705	2,523

Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK)
9.000% due 04/22/2027 (c)	89	82

Diamond Offshore Drilling, Inc.
13.000% due 12/21/2026 «(b)	47	45

Diamond Sports Group LLC
5.375% due 08/15/2026	3,163	634
6.625% due 08/15/2027	1,677	124

DirecTV Financing LLC
5.875% due 08/15/2027	3,400	2,939

DISH DBS Corp.
5.250% due 12/01/2026	1,950	1,601
5.750% due 12/01/2028	5,000	3,788

DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,254
4.375% due 06/15/2031	1,880	1,553

eBay, Inc.
2.700% due 03/11/2030	1,090	889

Ecopetrol SA
7.375% due 09/18/2043	2,130	1,567

Edgewell Personal Care Co.
4.125% due 04/01/2029	1,300	1,082
5.500% due 06/01/2028	1,200	1,075

Edwards Lifesciences Corp.
4.300% due 06/15/2028	368	345

Elanco Animal Health, Inc.
6.400% due 08/28/2028	1,470	1,305

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	1,700	962

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	862
4.700% due 05/07/2050	4,700	3,551

Endurance International Group Holdings, Inc.
6.000% due 02/15/2029	1,325	882

Energean Israel Finance Ltd.
4.875% due 03/30/2026	1,850	1,642

Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	1,618
4.750% due 06/15/2028	3,160	2,508

Energy Transfer LP
3.750% due 05/15/2030	780	661
5.000% due 05/15/2050	675	529
5.250% due 04/15/2029	200	188
5.875% due 01/15/2024	130	130
5.950% due 12/01/2025	40	40
6.125% due 12/15/2045	2,080	1,830
6.500% due 02/01/2042	800	747

EnLink Midstream LLC
5.625% due 01/15/2028	750	702

Enterprise Products Operating LLC
4.200% due 01/31/2050	200	153

EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	1,792

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/01/2025		$144	$133
6.500% due 07/01/2027		1,930	1,786

EQT Corp.
5.000% due 01/15/2029		900	842
7.000% due 02/01/2030		2,000	2,069

Expedia Group, Inc.
2.950% due 03/15/2031		364	283
3.250% due 02/15/2030		90	73
4.625% due 08/01/2027		400	376
6.250% due 05/01/2025		1,323	1,333

FAGE International SA
5.625% due 08/15/2026		741	660

Fair Isaac Corp.
4.000% due 06/15/2028		2,095	1,790

Ferguson Finance PLC
3.250% due 06/02/2030		600	494

First Student Bidco, Inc.
4.000% due 07/31/2029		2,675	2,173

Fiserv, Inc.
4.400% due 07/01/2049		520	405

Ford Motor Co.
3.250% due 02/12/2032		1,900	1,372

Foundation Building Materials, Inc.
6.000% due 03/01/2029		375	274

Freeport-McMoRan, Inc.
4.125% due 03/01/2028		2,920	2,621
4.375% due 08/01/2028		1,000	902
5.250% due 09/01/2029		500	466

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		2,940	2,141

Frontier Communications Holdings LLC
5.875% due 10/15/2027		2,750	2,471
6.750% due 05/01/2029		1,220	1,009

Full House Resorts, Inc.
8.250% due 02/15/2028		2,975	2,682

Gap, Inc.
3.625% due 10/01/2029		3,100	2,020
3.875% due 10/01/2031		1,550	989

Garda World Security Corp.
4.625% due 02/15/2027		660	567

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,319
4.500% due 07/01/2028		910	815

Gazprom PJSC Via Gaz Capital SA
5.150% due 02/11/2026		3,000	1,485
8.625% due 04/28/2034		5,500	2,667

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		649	582

General Motors Co.
6.800% due 10/01/2027 (j)		600	607

Global Medical Response, Inc.
6.500% due 10/01/2025		1,275	1,072

Global Partners LP
6.875% due 01/15/2029		1,670	1,506

Globo Comunicacao e Participacoes SA
4.875% due 01/22/2030		500	377

Go Daddy Operating Co. LLC
5.250% due 12/01/2027		290	268

goeasy Ltd.
5.375% due 12/01/2024		4,030	3,786

GoTo Group, Inc.
5.500% due 09/01/2027		2,060	1,268

Graphic Packaging International LLC
3.500% due 03/01/2029		1,610	1,327

Gray Oak Pipeline LLC
3.450% due 10/15/2027		470	416

Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	1,750	1,274
4.750% due 10/15/2028		$900	697

GYP Holdings Corp.
4.625% due 05/01/2029		400	305

Hanesbrands, Inc.
4.875% due 05/15/2026		3,000	2,701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
3.500% due 09/01/2030		$1,230	$1,018
4.500% due 02/15/2027		3,360	3,141
5.375% due 09/01/2026		2,813	2,729
5.625% due 09/01/2028		3,224	3,078
5.875% due 02/15/2026		205	202
5.875% due 02/01/2029		1,600	1,558

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,692

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	4,893
3.750% due 05/01/2029		5,000	4,139
4.000% due 05/01/2031		1,375	1,114
5.750% due 05/01/2028		1,500	1,406

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	841
5.000% due 06/01/2029		1,675	1,354

Hilton Worldwide Finance LLC
4.875% due 04/01/2027		582	535

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		900	803

Hyatt Hotels Corp.
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		1,400	1,400

Hyundai Capital America
1.150% due 11/10/2022		1,000	996

iHeartCommunications, Inc.
6.375% due 05/01/2026		529	492
8.375% due 05/01/2027		959	809

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	2,200	1,897

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (c)		1,200	906

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$1,650	1,411

Imola Merger Corp.
4.750% due 05/15/2029		1,825	1,544

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	809
3.375% due 01/15/2026		$1,100	917

Infor, Inc.
1.750% due 07/15/2025		900	811

Innophos Holdings, Inc.
9.375% due 02/15/2028		1,130	1,089

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		2,150	1,715

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		5,213	4,445

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	800	729

International Game Technology PLC
5.250% due 01/15/2029		$1,000	888

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK)
8.750% due 02/15/2026 (c)		575	533

Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028	EUR	3,000	1,921
5.875% due 11/15/2024		2,900	2,515
6.875% due 11/15/2026		2,725	2,098
7.750% due 10/15/2025		$1,600	1,418

JELD-WEN, Inc.
4.625% due 12/15/2025		100	81

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,732	1,544

John Lewis PLC
4.250% due 12/18/2034	GBP	800	534

Kansas City Southern
3.500% due 05/01/2050		$500	350
4.200% due 11/15/2069		270	197

Kimberly-Clark de Mexico SAB de CV
2.431% due 07/01/2031		1,800	1,442

Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	10,948

Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	5,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/04/2042		$9,000	$7,838
5.200% due 07/15/2045		4,180	3,644
6.875% due 01/26/2039		1,000	1,033

Lamar Media Corp.
3.625% due 01/15/2031		775	611
4.000% due 02/15/2030		500	420

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,350

LBM Acquisition LLC
6.250% due 01/15/2029		2,100	1,427

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026		500	431

Leidos, Inc.
2.300% due 02/15/2031		950	705
4.375% due 05/15/2030		640	562

Lenovo Group Ltd.
3.421% due 11/02/2030		3,000	2,272

Level 3 Financing, Inc.
3.400% due 03/01/2027		600	504
3.625% due 01/15/2029		4,250	3,153
3.750% due 07/15/2029		1,825	1,341
3.875% due 11/15/2029		980	774

Leviathan Bond Ltd.
5.750% due 06/30/2023		1,000	989
6.500% due 06/30/2027		1,470	1,356

LifePoint Health, Inc.
5.375% due 01/15/2029		1,875	1,311

Live Nation Entertainment, Inc.
4.750% due 10/15/2027		480	418

Madison IAQ LLC
5.875% due 06/30/2029		1,100	768

Marriott International, Inc.
3.500% due 10/15/2032		2,210	1,781

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		575	455

Masco Corp.
4.500% due 05/15/2047		490	378

Masonite International Corp.
3.500% due 02/15/2030		5,300	4,065

Mattel, Inc.
3.375% due 04/01/2026		875	782
3.750% due 04/01/2029		725	611
5.875% due 12/15/2027		400	384

MEG Energy Corp.
5.875% due 02/01/2029		550	494
7.125% due 02/01/2027		1,400	1,424

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	520
5.250% due 04/26/2026		1,700	1,196
5.375% due 12/04/2029		5,700	3,474
5.625% due 07/17/2027		1,630	1,108
5.750% due 07/21/2028		200	129

Mercer International, Inc.
5.125% due 02/01/2029		1,500	1,198

MGM China Holdings Ltd.
4.750% due 02/01/2027		4,800	3,740
5.375% due 05/15/2024		2,250	1,978
5.875% due 05/15/2026		2,675	2,170

MGM Resorts International
5.500% due 04/15/2027		1,110	999

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		1,400	1,155

Mileage Plus Holdings LLC
6.500% due 06/20/2027		760	745

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	1,717

MMK International Capital DAC
4.375% due 06/13/2024 ^(d)		$3,300	1,155

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		1,175	972

MPLX LP
4.250% due 12/01/2027		100	93

National Fuel Gas Co.
2.950% due 03/01/2031		1,150	899

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NCL Corp. Ltd.
3.625% due 12/15/2024		$2,150	$1,810
5.875% due 02/15/2027		900	751

NCR Corp.
5.000% due 10/01/2028		3,740	2,950

NESCO Holdings, Inc.
5.500% due 04/15/2029		1,400	1,169

Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	4,377
3.625% due 06/15/2030		2,000	1,682
3.875% due 11/15/2029		3,200	2,774
4.875% due 06/15/2030		$2,560	2,345
5.375% due 11/15/2029		1,655	1,559
5.875% due 11/15/2028		5,900	5,772
6.375% due 05/15/2029		1,070	1,065

New Albertsons LP
6.570% due 02/23/2028		800	806

Newell Brands, Inc.
4.875% due 06/01/2025		480	465

Nexstar Media, Inc.
5.625% due 07/15/2027		450	415

Nidda Healthcare Holding GmbH
3.500% due 09/30/2024	EUR	1,000	892

Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		$68	67

Nielsen Finance LLC
4.750% due 07/15/2031		1,250	1,227
5.625% due 10/01/2028		2,600	2,586
5.875% due 10/01/2030		1,680	1,677

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,262
4.345% due 09/17/2027		$3,000	2,590
4.810% due 09/17/2030		5,880	4,772

Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (c)		682	756

Northriver Midstream Finance LP
5.625% due 02/15/2026		2,350	2,194

NortonLifeLock, Inc.
5.000% due 04/15/2025		185	176

Novelis Corp.
3.250% due 11/15/2026		600	502
3.875% due 08/15/2031		700	524

NPC Ukrenergo
6.875% due 11/09/2028 ^(d)		600	115

NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,671
6.375% due 10/01/2030		1,310	1,124

NVR, Inc.
3.000% due 05/15/2030		940	769

NXP BV
3.150% due 05/01/2027		200	178
3.875% due 06/18/2026		1,400	1,308

Occidental Petroleum Corp.
5.500% due 12/01/2025 (j)		3,125	3,144
6.375% due 09/01/2028		3,980	3,973
6.450% due 09/15/2036		250	251
6.625% due 09/01/2030		1,990	2,025
8.875% due 07/15/2030		1,040	1,160

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (g)(h)		3,197	5

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,307
4.250% due 10/01/2028		$1,700	1,310

ON Semiconductor Corp.
3.875% due 09/01/2028		1,820	1,560

Open Text Holdings, Inc.
4.125% due 02/15/2030		600	480

Oracle Corp.
3.600% due 04/01/2040		2,110	1,436
3.600% due 04/01/2050		4,700	2,950
3.800% due 11/15/2037		600	437
3.850% due 04/01/2060		4,700	2,853
3.950% due 03/25/2051 (j)		1,200	798
4.000% due 11/15/2047		3,000	2,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Organon & Co.
4.125% due 04/30/2028		$8,000	$6,858
5.125% due 04/30/2031		1,800	1,477

Outfront Media Capital LLC
4.250% due 01/15/2029		950	747
4.625% due 03/15/2030		300	234
5.000% due 08/15/2027		460	402

Owens & Minor, Inc.
4.500% due 03/31/2029		915	719

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028		1,000	829

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		3,100	2,605

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		1,300	1,292
5.375% due 05/05/2045		2,000	1,830

Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	85
3.450% due 07/01/2024		1,610	1,550

Performance Food Group, Inc.
6.875% due 05/01/2025		800	796

Pertamina Persero PT
4.150% due 02/25/2060		1,000	649
4.175% due 01/21/2050		1,500	1,065
4.700% due 07/30/2049		3,000	2,247
5.625% due 05/20/2043		3,100	2,631
6.500% due 05/27/2041		3,000	2,784
6.500% due 11/07/2048		3,500	3,223

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		11,221	266
5.500% due 04/12/2037 ^(d)		47,485	1,128

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,440
6.375% due 01/23/2045		8,510	4,720
6.625% due 06/15/2035		3,000	1,919
6.625% due 06/15/2038		6,400	3,758
6.700% due 02/16/2032		7,538	5,300
6.750% due 09/21/2047		13,456	7,523
6.950% due 01/28/2060		7,462	4,141
7.690% due 01/23/2050		22,770	13,981

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		900	813

PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,673
7.750% due 02/15/2029		825	739

Post Holdings, Inc.
4.625% due 04/15/2030		2,510	2,067
5.625% due 01/15/2028		200	183

PRA Health Sciences, Inc.
2.875% due 07/15/2026		300	265

Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,603
8.250% due 02/01/2028		460	397

Prestige Brands, Inc.
3.750% due 04/01/2031		850	661
5.125% due 01/15/2028		100	90

Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	2,864
5.750% due 04/15/2026		1,440	1,357
6.250% due 01/15/2028		310	265

Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,113
1.985% due 07/13/2033 (l)		2,350	1,422
3.061% due 07/13/2031		$1,850	1,273
3.680% due 01/21/2030		1,200	901
3.832% due 02/08/2051		2,000	1,114
4.027% due 08/03/2050		900	503

PTC, Inc.
4.000% due 02/15/2028		200	175

Quanta Services, Inc.
2.900% due 10/01/2030		975	781

Radiate Holdco LLC
4.500% due 09/15/2026		4,000	3,286
6.500% due 09/15/2028		1,300	909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rattler Midstream LP
5.625% due 07/15/2025		$2,450	$2,484

Rede D’or Finance SARL
4.500% due 01/22/2030		684	555

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		800	722

Rockies Express Pipeline LLC
4.800% due 05/15/2030		1,430	1,176

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029		1,000	845

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	900
5.750% due 10/15/2027	GBP	2,550	2,456

RP Escrow Issuer LLC
5.250% due 12/15/2025		$925	766

S&P Global, Inc.
4.250% due 05/01/2029		400	376
4.750% due 08/01/2028		345	337

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,099
5.625% due 03/01/2025		7,544	7,545
5.750% due 05/15/2024		4,900	4,921

Sabre Global, Inc.
7.375% due 09/01/2025		740	664

Sands China Ltd.
3.350% due 03/08/2029		3,700	2,754
3.750% due 08/08/2031		2,100	1,510
4.300% due 01/08/2026		1,000	853
5.625% due 08/08/2025		2,100	1,906
5.900% due 08/08/2028		4,100	3,455

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,032

Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,573
5.875% due 03/27/2024		5,300	5,147

Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	370
3.500% due 11/24/2070		2,000	1,295

Scientific Games International, Inc.
8.625% due 07/01/2025		1,190	1,220

Seagate HDD Cayman
3.125% due 07/15/2029		2,000	1,470
3.375% due 07/15/2031		2,795	1,958

Sensata Technologies BV
4.000% due 04/15/2029		2,500	2,074

Shelf Drilling North Sea Holdings Ltd.
10.250% due 10/31/2025		4,000	3,951

SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,343
2.125% due 06/18/2025		1,400	1,271

Simmons Foods, Inc.
4.625% due 03/01/2029		$250	205

Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	817
4.125% due 07/01/2030		1,200	978

Smith & Nephew PLC
2.032% due 10/14/2030		1,700	1,276

Southern Co.
3.700% due 04/30/2030		2,300	2,027

Southwestern Energy Co.
5.375% due 02/01/2029		660	600

Spectrum Brands, Inc.
3.875% due 03/15/2031		425	291
5.500% due 07/15/2030		2,100	1,647

Speedway Motorsports LLC
4.875% due 11/01/2027		950	827

Spirit AeroSystems, Inc.
7.500% due 04/15/2025		1,140	1,076

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		75	62
4.100% due 10/01/2029		378	328

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		2,200	2,155

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SRS Distribution, Inc.
4.625% due 07/01/2028		$1,525	$1,312
6.125% due 07/01/2029		500	403

Stagwell Global LLC
5.625% due 08/15/2029		3,000	2,473

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	3,088
3.375% due 01/15/2031		$6,420	4,529
4.375% due 07/15/2030		1,190	913
4.750% due 01/15/2028		1,200	1,017
5.000% due 02/15/2027		1,170	1,038

Staples, Inc.
7.500% due 04/15/2026		1,031	867

Station Casinos LLC
4.500% due 02/15/2028		1,220	1,003
4.625% due 12/01/2031		2,000	1,514

Stryker Corp.
2.900% due 06/15/2050		400	260

Studio City Finance Ltd.
5.000% due 01/15/2029		1,250	557

Suburban Propane Partners LP
5.000% due 06/01/2031		1,075	884

Sunoco LP
4.500% due 05/15/2029		1,875	1,559

Superior Plus LP
4.500% due 03/15/2029		800	662

Switch Ltd.
3.750% due 09/15/2028		1,095	1,089

Syneos Health, Inc.
3.625% due 01/15/2029		1,500	1,196

T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	1,912
2.250% due 02/15/2026		1,300	1,165
2.550% due 02/15/2031		1,165	924
2.625% due 02/15/2029		2,475	2,049
2.875% due 02/15/2031		3,210	2,591
3.000% due 02/15/2041		1,700	1,139
3.300% due 02/15/2051		1,000	653
3.500% due 04/15/2031		3,325	2,799
3.750% due 04/15/2027		760	702
3.875% due 04/15/2030		4,650	4,127
4.750% due 02/01/2028		3,362	3,180
5.375% due 04/15/2027		1,095	1,078

TeamSystem SpA
3.500% due 02/15/2028	EUR	400	325

Teck Resources Ltd.
3.900% due 07/15/2030		$1,040	886

TEGNA, Inc.
4.625% due 03/15/2028		2,150	1,990
4.750% due 03/15/2026		1,000	966

Teleflex, Inc.
4.625% due 11/15/2027		200	180

Tencent Holdings Ltd.
2.985% due 01/19/2023		300	299
3.240% due 06/03/2050		1,200	732
3.290% due 06/03/2060		1,000	572
3.595% due 01/19/2028		1,000	896
3.925% due 01/19/2038		200	155
3.940% due 04/22/2061		2,000	1,302

Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,004
4.625% due 06/15/2028		660	578
6.125% due 10/01/2028		1,010	886

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027		1,500	1,279

Topaz Solar Farms LLC
5.750% due 09/30/2039		652	601

TopBuild Corp.
4.125% due 02/15/2032		1,000	764

TransDigm, Inc.
4.625% due 01/15/2029		775	626

Transocean Pontus Ltd.
6.125% due 08/01/2025		3,954	3,704

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		800	620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Travel & Leisure Co.
4.500% due 12/01/2029		$2,100	$1,632
4.625% due 03/01/2030		1,100	871
5.650% due 04/01/2024		9,291	9,094
6.000% due 04/01/2027		188	170

TreeHouse Foods, Inc.
4.000% due 09/01/2028		1,690	1,350

TripAdvisor, Inc.
7.000% due 07/15/2025		870	847

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		222	190

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,456

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		262	233

U.S. Foods, Inc.
4.750% due 02/15/2029		600	515

U.S. Renal Care, Inc.
10.625% due 07/15/2027		2,227	1,038

Uber Technologies, Inc.
4.500% due 08/15/2029		950	800

United Airlines Pass-Through Trust
2.700% due 11/01/2033		273	219
2.900% due 11/01/2029		588	475
3.100% due 01/07/2030		202	172
3.500% due 09/01/2031		405	356
4.150% due 02/25/2033		1,160	1,045
5.875% due 04/15/2029		4,314	4,168

United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,543
4.625% due 04/15/2029		1,400	1,162

United Group BV
4.875% due 07/01/2024	EUR	400	366

Univision Communications, Inc.
4.500% due 05/01/2029		$2,400	1,963
6.625% due 06/01/2027		4,210	3,982

Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (c)		1,486	1,466

Vale Overseas Ltd.
3.750% due 07/08/2030		460	373
6.875% due 11/10/2039		770	725

Valvoline, Inc.
3.625% due 06/15/2031		1,375	1,015

Verisure Holding AB
3.250% due 02/15/2027	EUR	2,000	1,600

Veritas U.S., Inc.
7.500% due 09/01/2025		$1,040	798

Vertiv Group Corp.
4.125% due 11/15/2028		1,775	1,432

Viasat, Inc.
5.625% due 09/15/2025		500	389
6.500% due 07/15/2028		1,590	1,061

Viavi Solutions, Inc.
3.750% due 10/01/2029		1,300	1,042

Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	898
13.000% due 05/15/2025		3,030	3,143

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		550	429

Viper Energy Partners LP
5.375% due 11/01/2027		660	609

Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	680	480
5.000% due 07/15/2030		$2,700	1,990

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	4,259
5.000% due 04/15/2027		3,200	3,112
5.250% due 05/15/2029		100	89
5.500% due 05/15/2029		$8,710	7,478

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028	GBP	3,100	2,594

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	1,785
4.250% due 01/31/2031		$3,850	2,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VOC Escrow Ltd.
5.000% due 02/15/2028		$2,518	$2,053

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	316

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		$1,000	729

WESCO Distribution, Inc.
7.125% due 06/15/2025		960	962
7.250% due 06/15/2028		2,100	2,061

Western Digital Corp.
4.750% due 02/15/2026		3,040	2,819

Western Midstream Operating LP
3.350% due 02/01/2025		200	187
4.300% due 02/01/2030		2,320	1,989

Westinghouse Air Brake Technologies Corp.
4.950% due 09/15/2028		100	93

White Cap Buyer LLC
6.875% due 10/15/2028		1,050	859

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (c)		700	594

Windstream Escrow LLC
7.750% due 08/15/2028		1,000	830

WMG Acquisition Corp.
3.875% due 07/15/2030		860	706

WR Grace Holdings LLC
4.875% due 06/15/2027		3,810	3,280

WRKCo, Inc.
4.000% due 03/15/2028		464	428

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,760	2,430

Wynn Las Vegas LLC
4.250% due 05/30/2023		2,200	2,158
5.250% due 05/15/2027		3,800	3,353
5.500% due 03/01/2025		1,225	1,149

Wynn Macau Ltd.
5.500% due 01/15/2026		2,620	1,991
5.500% due 10/01/2027		600	415
5.625% due 08/26/2028		5,325	3,557

Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	1,824
7.750% due 04/15/2025		1,200	1,173

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,860	1,875

Yum! Brands, Inc.
3.625% due 03/15/2031		310	248
4.625% due 01/31/2032		2,125	1,786

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		2,000	1,610
6.125% due 03/01/2028		1,400	984

Ziggo Bond Co. BV
5.125% due 02/28/2030		800	573

Ziggo BV
4.875% due 01/15/2030		4,800	3,800

ZipRecruiter, Inc.
5.000% due 01/15/2030		1,000	809

ZoomInfo Technologies LLC
3.875% due 02/01/2029		1,200	982

			979,468

UTILITIES 4.7%

Alabama Power Co.
1.450% due 09/15/2030		1,570	1,204

Ameren Illinois Co.
3.250% due 03/15/2050		300	209

AT&T, Inc.
2.550% due 12/01/2033		547	405
2.750% due 06/01/2031		2,000	1,604
3.500% due 06/01/2041		2,000	1,445
3.500% due 09/15/2053		2,526	1,687
3.550% due 09/15/2055		10,091	6,649
3.650% due 09/15/2059		5,552	3,609
3.800% due 12/01/2057		1,157	784
4.300% due 02/15/2030		1,600	1,464

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		$575	$486

Blue Racer Midstream LLC
7.625% due 12/15/2025		325	312

Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025		600	564

Clearway Energy Operating LLC
3.750% due 02/15/2031		2,665	2,120

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		600	560

Crestwood Midstream Partners LP
6.000% due 02/01/2029		1,975	1,770

CrownRock LP
5.000% due 05/01/2029		1,325	1,172

Duke Energy Florida LLC
1.750% due 06/15/2030		900	703

Edison International
3.125% due 11/15/2022		900	898
3.550% due 11/15/2024		400	384

Electricite de France SA
5.250% due 10/13/2055		300	237

Enel Finance International NV
2.250% due 07/12/2031		1,700	1,182
2.650% due 09/10/2024		2,200	2,084
6.000% due 10/07/2039		1,300	1,126

Entergy Corp.
2.950% due 09/01/2026		100	92

Entergy Texas, Inc.
1.750% due 03/15/2031		2,000	1,513

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		3,800	3,326
6.750% due 08/06/2023		1,000	950

Exelon Corp.
4.050% due 04/15/2030		790	717
4.700% due 04/15/2050		200	168

FEL Energy SARL
5.750% due 12/01/2040		4,992	3,427

FirstEnergy Corp.
2.250% due 09/01/2030		280	216

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,000	1,702

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	2,376
3.250% due 02/25/2030		7,230	3,434

Genesis Energy LP
8.000% due 01/15/2027		1,525	1,340

India Green Energy Holdings
5.375% due 04/29/2024		1,200	1,127

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	261

Kentucky Utilities Co.
3.300% due 06/01/2050		100	70

Lumen Technologies, Inc.
4.000% due 02/15/2027		580	488

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		650	603

Narragansett Electric Co.
3.395% due 04/09/2030		600	531

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	3,908

NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,494
7.768% due 12/15/2037		1,139	1,154

NiSource, Inc.
3.600% due 05/01/2030		1,000	874

ONEOK, Inc.
6.350% due 01/15/2031		1,000	982
7.500% due 09/01/2023		1,498	1,518

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	243
2.500% due 02/01/2031		1,400	1,020
2.950% due 03/01/2026		400	353
3.150% due 01/01/2026		1,110	998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 06/01/2031		$350	$268
3.300% due 03/15/2027		700	607
3.300% due 12/01/2027		2,900	2,448
3.400% due 08/15/2024		800	762
3.500% due 06/15/2025		1,610	1,453
3.500% due 08/01/2050		130	79
3.750% due 02/15/2024		890	864
3.750% due 07/01/2028		150	127
3.750% due 08/15/2042		100	64
3.950% due 12/01/2047		1,000	637
4.200% due 03/01/2029		2,000	1,701
4.200% due 06/01/2041		500	344
4.250% due 08/01/2023		100	99
4.250% due 03/15/2046		200	135
4.300% due 03/15/2045		600	400
4.450% due 04/15/2042		500	354
4.500% due 07/01/2040		1,400	1,022
4.550% due 07/01/2030		544	467
4.600% due 06/15/2043		300	212
4.650% due 08/01/2028		800	707
4.950% due 07/01/2050		444	326

Pattern Energy Operations LP
4.500% due 08/15/2028		920	800

Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		100	100

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,042
4.000% due 06/30/2050		5,400	3,259
4.375% due 02/05/2050		1,000	644
4.875% due 07/17/2049		3,200	2,235
6.150% due 05/21/2048		2,820	2,339
6.250% due 01/25/2049		2,000	1,654

PLT Finance SARL
4.625% due 01/05/2026	EUR	1,000	882

Rio Oil Finance Trust
8.200% due 04/06/2028		$2,140	2,149
9.250% due 07/06/2024		6,053	6,119

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,466

Southern California Edison Co.
2.850% due 08/01/2029		100	84
3.650% due 02/01/2050		1,475	1,013
4.650% due 10/01/2043		800	660
4.875% due 03/01/2049		300	252
5.625% due 02/01/2036		1,000	929
6.650% due 04/01/2029		200	202

Southern California Gas Co.
2.550% due 02/01/2030		800	674

Southern Gas Corridor CJSC
6.875% due 03/24/2026		6,980	6,900

Sprint Corp.
7.125% due 06/15/2024		12,045	12,245
7.625% due 02/15/2025		12,440	12,773
7.625% due 03/01/2026		2,725	2,823
7.875% due 09/15/2023		8,155	8,252

System Energy Resources, Inc.
2.140% due 12/09/2025		1,200	1,081

Tallgrass Energy Partners LP
6.000% due 12/31/2030		2,775	2,366
7.500% due 10/01/2025		930	915

Targa Resources Partners LP
4.000% due 01/15/2032		775	641
4.875% due 02/01/2031		4,645	4,002
6.875% due 01/15/2029		580	571

Telecom Italia Capital SA
7.200% due 07/18/2036		100	79
7.721% due 06/04/2038		150	120

Telefonica Chile SA
3.875% due 10/12/2022		300	300

Verizon Communications, Inc.
2.550% due 03/21/2031		1,800	1,439
2.987% due 10/30/2056		4,300	2,568

Vodafone Group PLC
4.375% due 02/19/2043		3,700	2,840
4.875% due 06/19/2049		930	734
5.125% due 06/19/2059		700	570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 05/30/2048	$1,000	$831
7.875% due 02/15/2030	300	329

VTR Comunicaciones SpA
5.125% due 01/15/2028	1,836	1,243

		173,744

Total Corporate Bonds & Notes (Cost $2,174,278)		1,732,509

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	720	816

Total Municipal Bonds & Notes (Cost $968)		816

U.S. GOVERNMENT AGENCIES 5.9%

Fannie Mae
1.566% due 09/25/2040 •(a)	400	20
2.716% due 09/25/2037 ~(a)	462	33
3.443% due 10/18/2030 ~	1	1
6.500% due 06/25/2028	18	18
6.850% due 12/18/2027	9	9

Freddie Mac
2.059% due 02/25/2045 ~	5	5
2.304% due 10/25/2044 •	29	30
2.504% due 07/25/2044 •	46	48
3.318% due 09/15/2030 ~	3	3
6.500% due 07/25/2043	4	4

Ginnie Mae
1.625% (H15T1Y + 1.500%) due 07/20/2026 ~	3	3
1.750% (H15T1Y + 1.500%) due 11/20/2023 ~	1	1
1.750% due 11/20/2026 - 11/20/2027 •	6	6
2.625% (H15T1Y + 1.500%) due 03/20/2026 ~	2	2
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	3	3
6.112% due 09/16/2042 ~	181	181

U.S. Small Business Administration
4.340% due 03/01/2024	3	3
5.080% due 11/01/2022	3	3

Uniform Mortgage-Backed Security
3.000% due 02/01/2047	631	562
3.500% due 11/01/2045 - 10/01/2048	6,700	6,127
4.000% due 07/01/2048 - 06/01/2049	1,531	1,445
5.000% due 11/01/2035	20	20

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2052	11,000	8,909
3.000% due 11/01/2052	77,600	67,548
4.000% due 11/01/2052	8,000	7,419
4.500% due 10/01/2052	73,200	69,752
5.000% due 10/01/2052	60,100	58,560

Total U.S. Government Agencies (Cost $226,166)		220,715

U.S. TREASURY OBLIGATIONS 11.8%

U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	10,197
1.875% due 02/15/2041	75,000	53,164
2.250% due 02/15/2052	15,800	11,485
2.875% due 05/15/2043	12,532	10,339
3.125% due 02/15/2042	30,600	26,673
3.125% due 02/15/2043	18,631	16,031
3.750% due 11/15/2043	1,500	1,426

U.S. Treasury Notes
2.000% due 06/30/2024 (n)	42,600	40,973
2.125% due 02/29/2024 (n)(p)	17,100	16,591
2.125% due 07/31/2024	34,200	32,911
2.125% due 09/30/2024 (n)(p)	22,400	21,502

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 11/15/2024 (n)(p)	$16,300	$15,639
2.250% due 12/31/2024 (n)	87,000	83,326
2.625% due 12/31/2023	31,000	30,373
2.750% due 08/15/2032	34,400	31,460
2.875% due 10/31/2023 (n)	34,900	34,379

Total U.S. Treasury Obligations (Cost $488,396)		436,469

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
2.909% due 01/25/2036 ^~	39	35

American Home Mortgage Assets Trust
1.804% due 02/25/2047 ~	20,156	8,495
3.274% due 05/25/2046 ^•	133	110
3.294% due 10/25/2046 ~	429	240

American Home Mortgage Investment Trust
5.345% due 12/25/2035 ~	480	179
6.500% due 03/25/2047 þ	1,989	1,520

BAMLL Commercial Mortgage Securities Trust
3.868% due 04/15/2036 •	3,600	3,541

Banc of America Funding Trust
2.471% due 03/20/2036 ~	19	17
3.624% due 09/20/2035 ^~	30	26
5.500% due 01/25/2036	37	37
6.000% due 07/25/2037 ^	229	181
6.000% due 08/25/2037 ^	60	50

Banc of America Mortgage Trust
2.759% due 02/25/2036 ^~	8	7
3.141% due 11/20/2046 ^~	505	459
3.316% due 06/25/2035 ~	58	50
6.000% due 10/25/2036 ^	73	60

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	600	570

Bear Stearns Adjustable Rate Mortgage Trust
2.082% due 01/25/2034 ~	1	1
2.548% due 02/25/2033 ~	1	1
2.690% due 01/25/2035 ~	222	211
2.845% due 02/25/2033 ~	1	1
2.999% due 01/25/2034 ~	4	4
3.011% due 01/25/2035 ~	5	5
3.842% due 02/25/2036 ^~	182	169
3.861% due 08/25/2035 ^~	337	315

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	70	67
3.341% due 08/25/2036 ^~	288	222
3.424% due 08/25/2036 ^•	488	436
3.479% due 11/25/2036 ~	100	63
3.531% due 09/25/2035 ^~	353	228
3.532% due 11/25/2036 ^~	114	59
3.542% due 11/25/2036 ^~	2,177	1,240
3.674% due 03/25/2036 ^~	191	152

Chase Mortgage Finance Trust
5.500% due 11/25/2035	263	198
5.500% due 07/25/2037 ^	932	131

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.294% due 10/25/2046 •	900	899
3.334% due 01/25/2036 •	61	56

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	1,100	1,023

Citigroup Global Markets Mortgage Securities, Inc.
3.584% due 05/25/2032 •	6	6

Citigroup Mortgage Loan Trust
2.359% due 03/25/2034 ~	10	9
2.605% due 04/25/2037 ^~	183	154
2.882% due 05/25/2035 ~	111	107
3.150% due 10/25/2035 ^~	110	109
3.810% due 08/25/2035 ^~	15	12
3.878% due 09/25/2037 ^~	215	195
3.908% due 09/25/2037 ^~	45	41
3.950% due 05/25/2035 •	9	8
5.410% due 10/25/2035 •	83	79

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	499	443

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
4.228% due 05/10/2051		$1,000	$944
4.410% due 07/10/2045 ~		639	636

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~		68	58
2.911% due 10/25/2035 ^~		7	6
3.188% due 12/20/2046 ^•		793	653
3.196% due 02/25/2037 ^~		472	433
3.203% due 07/20/2046 ^•		328	250
3.273% due 09/20/2046 •		390	259
3.324% due 06/25/2036 ~		1,854	1,706
3.444% due 04/25/2046 •		6,053	5,501
3.484% due 02/25/2036 •		4,147	3,579
3.674% due 11/20/2035 •		2,221	1,982
5.500% due 11/25/2035 ^		528	343
5.500% due 12/25/2035 ^		364	246
5.500% due 01/25/2036		111	70
5.750% due 02/25/2035		308	222
5.750% due 03/25/2037 ^•		88	53
6.000% due 02/25/2037 ^		2,456	1,015
6.250% due 11/25/2036 ^		746	567
6.250% due 12/25/2036 ^•		441	209
6.250% due 08/25/2037 ^		3,016	1,718

Countrywide Home Loan Mortgage Pass-Through Trust
2.168% due 02/25/2034 ~		96	92
2.241% due 07/20/2034 ~		79	75
3.544% due 05/25/2035 •		67	56
5.500% due 01/25/2035		200	189
5.500% due 09/25/2035 ^		86	79
5.500% due 12/25/2035 ^		199	120
6.000% due 05/25/2036 ^		134	69
6.000% due 01/25/2037 ^		2,764	1,477

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 06/25/2035 ~		53	50

Credit Suisse First Boston Mortgage Securities Corp.
2.960% due 06/25/2033 ~		44	42
6.000% due 01/25/2036 ^		518	311

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.918% due 10/25/2035 ~		7	7
5.500% due 12/25/2035 ^		208	178

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 ^þ		85	70

Dragon Finance BV
3.428% due 07/13/2023 •	GBP	830	899

EMF-NL Prime BV
0.802% due 04/17/2041 ~	EUR	529	498

Eurosail PLC
1.286% due 09/10/2044 ~		4,400	3,967
2.926% due 09/13/2045 •	GBP	5,087	5,503
3.176% due 06/13/2045 •		4,337	4,808

Finsbury Square PLC
3.133% due 12/16/2069 •		33	37

First Horizon Mortgage Pass-Through Trust
2.684% due 02/25/2036 ~		$22	19
5.750% due 05/25/2037 ^		443	207

GMAC Mortgage Corp. Loan Trust
2.903% due 04/19/2036 ^~		31	25
3.132% due 11/19/2035 ~		40	37

GreenPoint Mortgage Funding Trust
3.624% due 11/25/2045 •		30	28

GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.396% due 10/25/2033 ~		53	51

GSR Mortgage Loan Trust
2.889% due 01/25/2036 ^~		38	37
3.031% due 05/25/2035 ~		143	124
3.058% due 11/25/2035 ~		107	107
3.093% due 06/25/2034 ~		10	10
3.171% due 05/25/2034 ~		76	70
3.205% due 09/25/2035 ~		6	6
3.834% due 11/25/2035 ^~		57	35
6.000% due 02/25/2036 ^		1,018	513
6.000% due 03/25/2037 ^		175	102
6.000% due 05/25/2037 ^		53	40

HarborView Mortgage Loan Trust
3.183% due 09/19/2037 ~		299	264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.183% due 01/19/2038 ~	$422	$375
3.198% due 12/19/2036 ~	2,110	1,789
3.525% due 06/19/2036 ^~	119	70

HomeBanc Mortgage Trust
3.604% due 01/25/2036 •	89	85

HPLY Trust
3.818% due 11/15/2036 •	766	745

IndyMac INDX Mortgage Loan Trust
3.083% due 07/25/2037 ~	98	66
3.234% due 06/25/2036 ~	213	198
3.352% due 08/25/2036 ~	51	40
3.564% due 07/25/2035 •	26	24
3.624% due 06/25/2037 ^•	71	80

JP Morgan Alternative Loan Trust
3.364% due 03/25/2037 ~	521	533

JP Morgan Mortgage Trust
2.754% due 04/25/2036 ^~	148	128
3.082% due 07/25/2035 ~	9	9
3.168% due 06/25/2037 ^~	742	577
3.185% due 04/25/2035 ~	155	149
3.188% due 07/27/2037 ~	569	519
3.201% due 07/25/2035 ~	16	16
3.396% due 06/25/2036 ^~	45	34
3.961% due 08/25/2035 ^~	124	107
5.750% due 01/25/2036 ^	189	98

Lehman XS Trust
3.444% due 07/25/2037 ^•	291	267

MASTR Adjustable Rate Mortgages Trust
1.844% due 01/25/2047 ^•	128	126
2.583% due 11/25/2033 ~	12	11
3.564% due 05/25/2037 •	91	42
3.704% due 09/25/2037 •	1,783	1,751
3.764% due 05/25/2047 ^•	500	415

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	503	45

Merrill Lynch Alternative Note Asset Trust
3.075% due 06/25/2037 ^~	92	56

Merrill Lynch Mortgage Investors Trust
2.887% due 11/25/2035 ~	35	34
3.149% due 12/25/2035 ~	333	257
3.328% due 05/25/2034 ~	103	93
3.504% due 02/25/2036 ~	562	524

MFA Trust
1.381% due 04/25/2065 ~	3,907	3,737

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,221	4,056

Morgan Stanley Mortgage Loan Trust
2.995% due 11/25/2037 ~	590	450
6.000% due 10/25/2037 ^	3,905	2,372

MortgageIT Mortgage Loan Trust
3.584% due 09/25/2037 ~	3,251	2,883

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,032	3,794

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 þ	85	78

Prime Mortgage Trust
3.584% due 02/25/2035 •	95	94

RBSGC Mortgage Loan Trust
5.500% due 11/25/2035 ^~	1,080	916

RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~	1,019	866

Residential Accredit Loans, Inc. Trust
3.284% due 05/25/2037 •	239	220
3.425% due 02/25/2035 ^~	54	45
3.464% due 07/25/2036 •	97	94
3.484% due 12/25/2046 ^~	135	119
3.544% due 05/25/2037 ^•	37	32
5.117% due 02/25/2036 ^~	97	78
6.000% due 06/25/2036 ^	57	47
6.000% due 05/25/2037 ^	49	41
6.500% due 07/25/2036	228	186

Residential Asset Securitization Trust
3.484% due 01/25/2046 ^~	734	240
4.750% due 12/27/2022	231	49
6.000% due 02/25/2036	323	149
6.250% due 09/25/2037 ^	1,853	828

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities, Inc. Trust
3.964% due 09/25/2035 ^~		$128	$88
4.058% due 02/25/2036 ^~		198	176
6.000% due 10/25/2036 ^		224	189

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •	GBP	1,888	2,087

Structured Adjustable Rate Mortgage Loan Trust
3.265% due 01/25/2035 ~		$107	106
3.352% due 03/25/2036 ^~		45	34
3.484% due 04/25/2047 ~		317	295
3.645% due 09/25/2036 ^~		708	558
3.841% due 09/25/2035 ~		523	479

Structured Asset Mortgage Investments Trust
3.524% due 05/25/2036 •		660	550
3.604% due 05/25/2046 ^~		50	30
3.653% due 09/19/2032 ~		8	7

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.386% due 06/25/2033 ~		27	26

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	1,458	1,625

Verus Securitization Trust
3.889% due 03/25/2060 ~		$100	96

Wachovia Mortgage Loan Trust LLC
2.497% due 10/20/2035 ~		11	10
3.455% due 08/20/2035 ^~		109	100

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •		126	112
1.804% due 02/25/2047 ^•		308	265
1.854% due 06/25/2047 ^~		34	25
1.984% due 10/25/2046 ^~		564	485
2.104% due 08/25/2046 •		821	785
2.119% due 02/27/2034 •		11	11
2.152% due 07/25/2046 ~		521	452
2.304% due 11/25/2042 •		1	1
2.504% due 06/25/2042 •		1	1
2.504% due 08/25/2042 ~		2	2
2.604% due 10/25/2046 •		95	86
3.077% due 12/25/2036 ^~		200	177
3.223% due 02/25/2037 ^~		1,384	1,266
3.604% due 11/25/2045 •		475	438
3.624% due 12/25/2045 •		395	355
3.719% due 09/25/2036 ^~		169	157
3.724% due 08/25/2045 •		250	240
4.142% due 09/25/2033 ~		1,301	1,230

Washington Mutual Mortgage Pass-Through Certificates Trust
1.944% due 05/25/2047 ^•		25	3
3.324% due 01/25/2047 ^~		349	321
4.050% due 09/25/2036 þ		16,475	4,952

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	756
4.218% due 07/15/2046 ~		500	495

Wells Fargo Mortgage-Backed Securities Trust
2.755% due 04/25/2036 ^~		16	15
3.648% due 11/25/2037 ^~		209	194
4.074% due 09/25/2033 ~		13	13

Total Non-Agency Mortgage-Backed Securities (Cost $130,529)			112,803

ASSET-BACKED SECURITIES 3.9%

Aames Mortgage Investment Trust
4.389% due 06/25/2035 •		8,000	7,024

ACE Securities Corp. Home Equity Loan Trust
3.684% due 02/25/2036 •		109	107

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.759% due 01/25/2036 •		3,087	3,041

Argent Securities Trust
3.624% due 05/25/2036 •		577	153

Asset-Backed Funding Certificates Trust
3.244% due 01/25/2037 •		555	338
3.304% due 01/25/2037 ~		2,377	1,446
3.684% due 10/25/2034 ~		377	377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
3.819% due 09/25/2035 ~	$559	$557
3.884% due 10/27/2032 •	16	16
3.884% due 09/25/2046 •	1,582	1,473
4.084% due 10/25/2037 •	17	17
4.134% due 08/25/2037 •	243	219
4.334% due 08/25/2037 •	298	294

Carrington Mortgage Loan Trust
3.879% due 09/25/2035 •	1,173	1,151
3.909% due 02/25/2035 ~	2,885	2,807

CIT Mortgage Loan Trust
4.434% due 10/25/2037 •	344	342

Citigroup Mortgage Loan Trust
3.584% due 08/25/2036 •	1,602	1,545
7.250% due 05/25/2036 þ	154	83

Countrywide Asset-Backed Certificates
3.784% due 11/25/2036 ~	785	647

Countrywide Asset-Backed Certificates Trust
3.244% due 09/25/2046 •	8	8
3.304% due 09/25/2037 ^•	82	83
3.314% due 05/25/2037 •	2,088	1,952
3.344% due 11/25/2037 •	4,210	3,941
3.374% due 06/25/2037 •	3,756	3,553
3.374% due 11/25/2037 •	6,395	5,921
4.345% due 10/25/2046 ^~	122	122
6.095% due 08/25/2035 þ	152	148

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 ^þ	244	74

Fieldstone Mortgage Investment Trust
2.764% due 11/25/2036 ~	945	606

First Franklin Mortgage Loan Trust
3.564% due 10/25/2036 •	858	610
4.359% due 07/25/2034 ~	175	172

First NLC Trust
3.224% due 08/25/2037 ~	144	82
3.364% due 08/25/2037 •	96	54

GSAA Home Equity Trust
3.424% due 09/25/2036 ~	971	261
3.564% due 11/25/2036 ~	11,661	4,648
3.684% due 03/25/2037 •	189	84
3.684% due 05/25/2047 •	118	82

Home Equity Asset Trust
3.644% due 08/25/2036 ~	345	336

Home Equity Mortgage Loan Asset-Backed Trust
3.224% due 11/25/2036 ~	5,693	5,127
3.274% due 04/25/2037 ~	3,580	2,479
3.324% due 11/25/2036 •	1,600	1,275
3.744% due 03/25/2036 ~	6,000	5,555

JP Morgan Mortgage Acquisition Corp.
3.594% due 02/25/2036 ^~	5,802	5,683

JP Morgan Mortgage Acquisition Trust
3.384% due 07/25/2036 •	937	467

MASTR Asset-Backed Securities Trust
3.244% due 11/25/2036 •	7,596	4,708
3.909% due 10/25/2034 ~	253	245

MASTR Specialized Loan Trust
4.209% due 11/25/2035 •	2,891	2,727

Merrill Lynch Mortgage Investors Trust
3.224% due 04/25/2047 •	1,038	477
3.344% due 03/25/2037 ~	1,033	919
3.404% due 03/25/2037 •	539	481

Morgan Stanley ABS Capital, Inc. Trust
3.174% due 01/25/2037 •	501	252
3.224% due 10/25/2036 •	1,825	905
3.284% due 09/25/2036 ~	1,510	594
3.304% due 10/25/2036 •	1,106	549
4.659% due 09/25/2034 •	552	512

Morgan Stanley Home Equity Loan Trust
3.434% due 04/25/2037 •	163	93

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •	212	72
6.226% due 10/25/2036 ^þ	193	61

New Century Home Equity Loan Trust
3.744% due 02/25/2036 ~	26	26
3.969% due 05/25/2034 ~	4,604	4,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
3.844% due 12/25/2035 ~		$461	$440

Option One Mortgage Loan Trust
3.224% due 03/25/2037 •		248	225
3.304% due 01/25/2037 ~		369	228
3.584% due 07/25/2036 •		1,435	848

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	291

Residential Asset Securities Corp. Trust
4.179% due 03/25/2035 •		634	612

Securitized Asset-Backed Receivables LLC Trust
3.204% due 12/25/2036 ^~		181	49
3.504% due 11/25/2036 •		24,495	7,482
3.664% due 12/25/2035 •		332	321

SG Mortgage Securities Trust
3.294% due 10/25/2036 •		2,000	1,526

SoFi Professional Loan Program LLC
4.184% due 10/27/2036 •		597	597

Soundview Home Loan Trust
3.234% due 06/25/2037 •		2,595	1,866
3.284% due 01/25/2037 ~		3,061	3,028
3.344% due 02/25/2037 •		1,324	383

Specialty Underwriting & Residential Finance Trust
3.354% due 04/25/2037 •		5,613	4,161
3.684% due 12/25/2036 ~		302	283

Start Ltd.
4.089% due 03/15/2044		299	266

Structured Asset Investment Loan Trust
3.234% due 09/25/2036 •		186	181
3.404% due 05/25/2036 •		90	89
3.884% due 07/25/2034 ~		5,284	5,087
3.984% due 04/25/2035 •		11,000	10,293

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		11,890	11,250
4.084% due 10/25/2048 ~		10,282	10,157
4.084% due 05/25/2058 ~		555	546

Venture CLO Ltd.
3.392% due 04/15/2027 ~		699	685

Total Asset-Backed Securities (Cost $151,032)			142,845

SOVEREIGN ISSUES 12.5%

Albania Government International Bond
3.500% due 06/16/2027	EUR	1,900	1,624

Angolan Government International Bond
8.000% due 11/26/2029		$4,600	3,474

Argentina Government International Bond
0.500% due 07/09/2030 þ		76,077	15,406
1.000% due 07/09/2029		2,318	453
1.500% due 07/09/2035 þ		3,241	596
3.500% due 07/09/2041 þ		5,275	1,137

Brazil Government International Bond
2.875% due 06/06/2025		1,000	936
4.750% due 01/14/2050		7,101	4,856

Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	2,711
2.450% due 01/31/2031		$600	481
3.500% due 01/31/2034		3,400	2,780

Colombia Government International Bond
4.500% due 01/28/2026		7,100	6,517
5.200% due 05/15/2049		5,700	3,536

Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	918

Dominican Republic International Bond
4.875% due 09/23/2032		3,550	2,682
5.500% due 01/27/2025		7,000	6,810
5.875% due 01/30/2060		5,200	3,452
6.400% due 06/05/2049		3,700	2,676
6.500% due 02/15/2048		1,250	927
6.850% due 01/27/2045		7,700	6,022
6.875% due 01/29/2026		4,000	3,909
7.450% due 04/30/2044		800	675

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	61

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ecuador Government International Bond
0.000% due 07/31/2030 (g)		$585	$173
1.500% due 07/31/2040 þ		2,778	827
2.500% due 07/31/2035 þ		6,062	2,033
5.500% due 07/31/2030 þ		9,313	4,429

Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	3,259
5.577% due 02/21/2023		$9,100	8,866
5.625% due 04/16/2030	EUR	7,350	4,204
6.375% due 04/11/2031		6,300	3,617
7.053% due 01/15/2032		$2,200	1,335
7.500% due 02/16/2061		4,000	2,122
7.625% due 05/29/2032		700	424
8.750% due 09/30/2051		1,900	1,052

El Salvador Government International Bond
7.125% due 01/20/2050		2,000	650

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	4,850
3.125% due 09/30/2049		6,000	4,244
3.875% due 04/16/2050		700	573

Export-Import Bank of India
3.250% due 01/15/2030		5,000	4,185

Ghana Government International Bond
6.375% due 02/11/2027		900	363
7.875% due 03/26/2027 (l)		4,980	2,070
7.875% due 02/11/2035		2,000	751
8.125% due 03/26/2032		5,260	1,991
8.750% due 03/11/2061		1,500	559
8.950% due 03/26/2051		3,100	1,156

Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,788
4.900% due 06/01/2030		1,400	1,230
5.375% due 04/24/2032		700	611
6.125% due 06/01/2050		2,400	1,979

Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,120

Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,122
1.300% due 03/23/2034		2,700	1,784
4.350% due 01/11/2048		$200	158
4.750% due 07/18/2047		1,000	843
5.250% due 01/17/2042		8,000	7,263
6.625% due 02/17/2037		14,600	15,144

Israel Government International Bond
3.800% due 05/13/2060		2,480	1,889

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	3,036
5.250% due 03/22/2030		3,300	2,376
5.875% due 10/17/2031		2,000	1,424
6.625% due 03/22/2048		1,000	582

Jordan Government International Bond
5.850% due 07/07/2030		$5,500	4,490

Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,443
2.375% due 11/09/2028		3,200	2,780

Mexico Government International Bond
3.750% due 04/19/2071		$900	524
3.771% due 05/24/2061		29,126	17,291
4.280% due 08/14/2041		724	528
4.400% due 02/12/2052		1,007	697
4.750% due 04/27/2032		1,600	1,440
5.000% due 04/27/2051		2,000	1,543
5.750% due 10/12/2110		5,500	4,269

Mongolia Government International Bond
5.625% due 05/01/2023		861	816

Nigeria Government International Bond
6.125% due 09/28/2028		2,600	1,729
6.500% due 11/28/2027		2,700	1,962
7.143% due 02/23/2030		4,600	3,016
7.375% due 09/28/2033		1,600	972
7.625% due 11/21/2025 (l)		6,400	5,559
7.625% due 11/21/2025		400	347
7.875% due 02/16/2032		4,700	3,038

North Macedonia Government International Bond
3.675% due 06/03/2026	EUR	2,000	1,724

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oman Government International Bond
5.625% due 01/17/2028		$5,000	$4,660
6.000% due 08/01/2029		1,100	1,027
6.250% due 01/25/2031		1,700	1,588
6.750% due 01/17/2048		9,680	7,794

Panama Government International Bond
4.500% due 04/16/2050		2,200	1,538
6.700% due 01/26/2036		10,200	10,064
9.375% due 04/01/2029		2,100	2,447

Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,234
5.600% due 03/13/2048		2,200	1,661
6.100% due 08/11/2044		3,600	2,999

Peru Government International Bond
2.783% due 01/23/2031		2,175	1,728
5.625% due 11/18/2050		150	142
5.940% due 02/12/2029	PEN	18,030	3,983
6.350% due 08/12/2028		6,700	1,539
6.950% due 08/12/2031		680	154
8.200% due 08/12/2026		490	128
8.750% due 11/21/2033		$11,040	13,335

Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,822
4.817% due 03/14/2049		4,200	3,897
5.103% due 04/23/2048		600	583

Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	540
8.000% due 05/22/2032		2,800	1,907
8.250% due 02/28/2048		1,500	911

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	1,912
2.000% due 04/14/2033		2,000	1,162
2.625% due 12/02/2040		3,750	1,887
2.750% due 04/14/2041		425	214
2.875% due 04/13/2042		1,495	757
3.375% due 01/28/2050		2,750	1,391
4.625% due 04/03/2049		4,620	2,996

Russia Government International Bond
4.250% due 06/23/2027 ^(d)		$600	300
4.750% due 05/27/2026 ^(d)		2,800	1,400
4.875% due 09/16/2023 ^(d)		27,350	18,735
5.100% due 03/28/2035 ^(d)		9,000	3,904
5.250% due 06/23/2047 ^(d)		1,600	800
5.625% due 04/04/2042 ^(d)		4,200	2,310

Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,363
3.750% due 01/21/2055		3,100	2,298
4.500% due 10/26/2046		31,600	26,760
5.000% due 04/17/2049		300	271

Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	556
6.250% due 05/23/2033		$1,700	1,283

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,119
1.500% due 06/26/2029		3,300	2,157
1.650% due 03/03/2033		2,500	1,370
2.050% due 09/23/2036		900	467
3.125% due 05/15/2027		2,900	2,331

South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,424
4.665% due 01/17/2024		5,200	5,095
4.850% due 09/30/2029		4,400	3,647
5.650% due 09/27/2047		3,010	1,943
5.750% due 09/30/2049		8,000	5,168
5.875% due 06/22/2030 (l)		1,100	950
6.300% due 06/22/2048		2,100	1,481

Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(d)		7,070	1,842
6.200% due 05/11/2027 ^(d)		800	204
7.850% due 03/14/2029 ^(d)		1,800	459

Turkey Government International Bond
4.250% due 03/13/2025		6,425	5,681
5.125% due 02/17/2028		9,600	7,484
5.250% due 03/13/2030		3,000	2,153
5.600% due 11/14/2024		5,920	5,566
5.750% due 05/11/2047		3,560	2,151
6.000% due 01/14/2041		8,700	5,396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 10/24/2028		$12,700	$10,163
7.375% due 02/05/2025 (l)		6,200	5,969
7.625% due 04/26/2029		5,100	4,355

Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	10,500	1,971
6.750% due 06/20/2028 ^(d)		5,300	1,026
7.750% due 09/01/2024 ^(d)		$18,500	5,272
7.750% due 09/01/2025 ^(d)		4,700	1,140
7.750% due 09/01/2028 ^(d)		4,600	978

Uruguay Government International Bond
5.100% due 06/18/2050		6,000	5,510

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	209
8.250% due 10/13/2024 ^(d)		2,700	203

Vietnam Government International Bond
5.500% due 03/12/2028		4,133	4,102

Total Sovereign Issues (Cost $716,884)			464,794

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)		228,414	313

iHeartMedia, Inc. ‘A’ (e)		52,704	386

iHeartMedia, Inc. ‘B’ «(e)		40,902	270

			969

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)		4,701	152

Urbi Desarrollos Urbanos SAB de CV (e)		2,960	1

			153

ENERGY 0.1%

Constellation Oil ‘B’ «(e)(j)		674,061	73

Noble Corp. PLC (e)		175,333	5,186

			5,259

FINANCIALS 0.1%

Hipotecaria Su Casita SA de CV «(e)		157,773	0

Intelsat SA «(e)(j)		72,485	2,030

			2,030

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)		14,432	7

Neiman Marcus Group Ltd. LLC «(e)(j)		2,151	389

			396

Total Common Stocks (Cost $14,984)			8,807

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)		8,519	36

Total Rights (Cost $0)			36

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	9

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		7,503	37

			46

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.0%

Windstream Holdings LLC - Exp. 9/21/2055 «	50,061	$795

Total Warrants (Cost $469)		841

PREFERRED SECURITIES 2.2%

BANKING & FINANCE 1.1%

Banco Santander SA
4.125% due 11/12/2027 •(h)(i)	2,200,000	1,482

Bank of America Corp.
4.300% due 01/28/2025 •(h)	2,600,000	2,151

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	400,000	358

CaixaBank SA
6.750% due 06/13/2024 •(h)(i)	400,000	361

Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	3,000,000	2,476
4.000% due 12/01/2030 •(h)	2,400,000	1,781
5.000% due 12/01/2027 •(h)	4,200,000	3,392
5.375% due 06/01/2025 •(h)	1,000,000	978

Citigroup, Inc.
4.000% due 12/10/2025 •(h)	1,575,000	1,332

Discover Financial Services
6.125% due 06/23/2025 •(h)	2,390,000	2,343

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(h)	3,600,000	3,330

Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(h)	1,000,000	780
4.950% due 02/10/2025 •(h)	670,000	609

JPMorgan Chase & Co.
4.000% due 04/01/2025 •(h)	3,390,000	2,799

	SHARES	MARKET VALUE (000S)
4.600% due 02/01/2025 •(h)	3,210,000	$2,796
5.000% due 08/01/2024 •(h)	2,430,000	2,189

Nationwide Building Society
10.250% ~	18,950	2,480

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	4,974,525	4,486

Truist Financial Corp.
5.100% due 03/01/2030 •(h)	1,640,000	1,473

Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	1,600,000	1,357

		38,953

INDUSTRIALS 0.0%

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(h)	1,488,000	1,399

UTILITIES 1.1%

AT&T Mobility LLC
7.000% due 01/20/2023 «(h)(j)	1,576,079	40,113

Total Preferred Securities (Cost $92,645)		80,465

SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS (k) 2.6%
		97,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
2.549% due 11/10/2022 (f)(g)	$2,896	$2,888

Total Short-Term Instruments (Cost $100,451)		100,451

Total Investments in Securities (Cost $4,272,739)		3,463,799

	SHARES
INVESTMENTS IN AFFILIATES 11.4%

SHORT-TERM INSTRUMENTS 11.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%

PIMCO Short Asset Portfolio	3,259,179	31,885

PIMCO Short-Term Floating NAV Portfolio III	40,262,545	390,909

Total Short-Term Instruments (Cost $423,564)		422,794

Total Investments in Affiliates (Cost $423,564)		422,794

Total Investments 104.7% (Cost $4,696,303)		$3,886,593

Financial Derivative Instruments (m)(o) 0.2% (Cost or Premiums, net $(11,132))		8,503

Other Assets and Liabilities, net (4.9)%		(182,289)

Net Assets 100.0%		$3,712,807

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 01/20/2023	09/24/2020	$42,630	$40,113	1.08%
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	4,400	3,467	0.09
Constellation Oil ‘B’	06/10/2022	73	73	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	359	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,005	2,024	0.05
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,927	2,863	0.08

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	63

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	$639	$607	0.02%
Intelsat SA	09/05/2018 - 02/23/2022	6,174	2,030	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	0	389	0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	3,125	3,144	0.08
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,213	798	0.02

		$64,686	$55,867	1.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$3,663	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(3,736)	$3,663	$3,663
	2.930	09/30/2022	10/03/2022	93,900	U.S. Treasury Notes 1.000% due 07/31/2028	(95,778)	93,900	93,923

Total Repurchase Agreements						$(99,514)	$97,563	$97,586

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(4.250)%	09/14/2022	TBD	(3)	EUR (1,089)	$(1,065)
	1.000	07/08/2022	TBD	(3)	$ (4,783)	(4,789)
BRC	(1.750)	04/25/2022	TBD	(3)	(778)	(777)
	(1.750)	08/25/2022	TBD	(3)	(104)	(103)
	2.000	07/18/2022	TBD	(3)	(3,697)	(3,701)
FBF	(3.000)	08/26/2022	TBD	(3)	(208)	(207)
	3.300	09/23/2022	TBD	(3)	(861)	(862)
JML	(0.250)	09/14/2022	10/05/2022		EUR (397)	(389)
MEI	(1.750)	08/26/2022	10/07/2022		$ (341)	(340)

Total Reverse Repurchase Agreements						$(12,233)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2052	$16,000	$(13,882)	$(12,959)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	102,800	(86,454)	(83,252)

Total Short Sales (2.6)%				$(100,336)	$(96,211)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(5,854)	$0	$(5,854)	$5,864	$10
BRC	0	(4,581)	0	(4,581)	4,285	(296)
FBF	0	(1,069)	0	(1,069)	1,116	47
FICC	97,586	0	0	97,586	(99,514)	(1,928)
JML	0	(389)	0	(389)	363	(26)
MEI	0	(340)	0	(340)	208	(132)

Total Borrowings and Other Financing Transactions	$97,586	$(12,233)	$0

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(389)	$0	$(1,065)	$(1,454)
Sovereign Issues	0	(340)	0	(10,439)	(10,779)

Total Borrowings	$0	$(729)	$0	$(11,504)	$(12,233)

Payable for reverse repurchase agreements					$(12,233)

(l)	Securities with an aggregate market value of $11,872 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(10,778) at a weighted average interest rate of (0.475%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2022	330	$29,525	$(445)	$0	$0
Euro-Bobl December Futures	12/2022	330	38,729	(953)	191	(10)
Euro-Bund 10-Year Bond December Futures	12/2022	714	96,909	(4,840)	693	(287)
U.S. Treasury 5-Year Note December Futures	12/2022	1,073	115,356	(1,698)	97	(123)
U.S. Treasury 10-Year Note December Futures	12/2022	882	98,839	(4,391)	0	(345)
United Kingdom Long Gilt December Futures	12/2022	133	14,316	(2,000)	0	(114)

Total Futures Contracts				$(14,327)	$981	$(879)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2022	0.960%	$	600	$0	$0	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906		300	(2)	(7)	(9)	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275		400	21	(8)	13	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	2,800	(452)	265	(187)	0	(6)

							$(433)	$250	$(183)	$1	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	31,188	$(1,161)	$(1,138)	$(2,299)	$491	$0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		294	(24)	(2)	(26)	4	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		11,700	(971)	(189)	(1,160)	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		210,078	4,140	(8,516)	(4,376)	0	(69)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		112,300	(4,926)	520	(4,406)	0	(40)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		66,200	1,021	(980)	41	7	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		64,700	24	(223)	(199)	7	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	18,600	(646)	(287)	(933)	96	0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027		18,800	72	(283)	(211)	17	0

						$(2,471)	$(11,098)	$(13,569)	$622	$(109)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	65

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(4,397)	$(1,110)	$93	$0
Pay(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	108,600	(4,739)	(2,983)	(7,722)	489	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		31,100	(3,418)	(260)	(3,678)	6	(125)

							$(4,870)	$(7,640)	$(12,510)	$588	$(125)

Total Swap Agreements							$(7,774)	$(18,488)	$(26,262)	$1,211	$(240)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$981	$1,399	$2,380	$0	$(879)	$(240)	$(1,119)

(n)

Securities with an aggregate market value of $49,404 and cash of $8,557 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $188 for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022		$851	PEN	3,320	$0	$(23)

BPS	10/2022	CNH	724		$105	3	0
	10/2022	GBP	1,368		1,503	17	(41)
	10/2022		$11,540	EUR	11,517	0	(253)
	10/2022		3,337	GBP	2,885	0	(116)
	11/2022	CAD	1,690		$1,307	83	0
	11/2022	IDR	478,233		32	1	0
	11/2022		$909	PEN	3,525	0	(28)

CBK	10/2022	BRL	7,537		$1,433	36	0
	10/2022	GBP	237		263	0	(1)
	10/2022	PEN	6,128		1,572	35	0
	10/2022		$1,465	BRL	7,537	0	(68)
	10/2022		2,608	GBP	2,255	0	(90)
	10/2022		1,192	PEN	4,620	0	(32)
	11/2022	CAD	597		$460	27	0
	12/2022	PEN	30,071		7,170	0	(320)
	12/2022		$1,506	PEN	5,886	0	(41)
	01/2023	BRL	7,537		$1,436	68	0

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2023	PEN	19,980		$5,010	$54	$0
	03/2023		9,374		2,398	79	0
	03/2023		$376	PEN	1,508	0	(4)

DUB	10/2022		135	MXN	2,804	4	0

GLM	10/2022	DKK	1,330		$179	4	0
	11/2022	CAD	731		531	2	0
	12/2022		$3,004	PEN	11,961	0	(25)

JPM	10/2022	CNH	1,273		$183	5	0
	11/2022	IDR	290,735		19	0	0

MBC	10/2022	EUR	8,660		8,504	69	(53)
	10/2022	GBP	542		573	0	(32)
	11/2022	DKK	1,330		175	0	0
	05/2023	CNH	967		144	8	0

MYI	10/2022	AUD	4,010		2,788	223	0
	10/2022		$4,892	AUD	7,536	0	(72)
	10/2022		194,628	EUR	201,729	3,076	0
	10/2022		82,165	GBP	75,903	2,585	0
	11/2022	AUD	7,536		$4,894	72	0
	11/2022	EUR	201,729		195,027	0	(3,072)
	11/2022	GBP	75,903		82,213	0	(2,590)
	11/2022	IDR	250,255		17	1	0

RBC	10/2022	GBP	469		543	19	0

SCX	10/2022		$385	PEN	1,508	0	(7)
	11/2022	CAD	1,685		$1,312	92	0
	11/2022	IDR	739,600		49	1	0

SOG	10/2022	EUR	204,586		205,882	5,377	0

TOR	10/2022	AUD	6,292		4,397	372	0
	11/2022	CAD	2,107		1,636	111	0

UAG	10/2022	AUD	612		420	28	0
	10/2022	CNH	1,088		156	4	0
	10/2022	GBP	78,969		91,882	3,710	0
	11/2022	IDR	211,584		14	1	0

Total Forward Foreign Currency Contracts						$16,167	$(6,868)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	3,300	$ (4)	$ (3)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	3,550	(5)	(4)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	4,000	(10)	(8)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	8,100	(10)	(19)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	8,700	(13)	(18)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	4,200	(4)	(4)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	10,500	(16)	(17)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	5,800	(10)	(6)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	7,900	(10)	(9)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	10/19/2022	7,300	(26)	(5)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	3,550	(3)	(3)

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	2,900	(4)	(4)

						$ (115)	$ (100)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	67

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	5,000	$(39)	$(218)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	99.258	11/07/2022	7,000	(39)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	4,000	(23)	(135)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.406	11/07/2022	4,000	(23)	(136)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.375	11/07/2022	4,000	(15)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.406	11/07/2022	4,000	(15)	0

					$(154)	$(489)

Total Written Options					$(269)	$(589)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Brazil Government International Bond	1.000%	Quarterly	03/20/2023	0.705%	$	2,800	$(151)	$156	$5	$0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648		400	(7)	2	0	(5)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710		3,900	(40)	(4)	0	(44)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.869		11,600	46	(253)	0	(207)

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648		1,100	(17)	2	0	(15)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.420		21,000	(314)	216	0	(98)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.448		52,500	(775)	1,141	366	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	1.574		2,600	(50)	(17)	0	(67)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196		2,900	(24)	13	0	(11)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946		2,000	(84)	(1)	0	(85)

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.178		600	(21)	20	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482		5,200	(152)	112	0	(40)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962		14,400	(232)	244	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113		2,300	(31)	28	0	(3)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564		1,100	(9)	(12)	0	(21)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196		2,100	(18)	10	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.434		200	(3)	1	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663		3,600	10	(99)	0	(89)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820		1,300	(4)	(40)	0	(44)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946		4,200	(146)	(32)	0	(178)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	7.675		4,000	(1,067)	134	0	(933)

Total Swap Agreements								$(3,089)	$1,621	$383	$(1,851)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$(23)	$0	$0	$(23)	$(23)	$138	$115
BPS	104	0	0	104	(438)	(3)	0	(441)	(337)	479	142
BRC	0	0	5	5	0	(12)	0	(12)	(7)	0	(7)
CBK	299	0	0	299	(556)	0	(256)	(812)	(513)	727	214
DUB	4	0	0	4	0	(37)	0	(37)	(33)	0	(33)
GLM	6	0	0	6	(25)	0	0	(25)	(19)	0	(19)
GST	0	0	366	366	0	(27)	(276)	(303)	63	(20)	43
HUS	0	0	12	12	0	0	(44)	(44)	(32)	0	(32)
JPM	5	0	0	5	0	(235)	(21)	(256)	(251)	247	(4)
MBC	77	0	0	77	(85)	0	0	(85)	(8)	(10)	(18)
MYC	0	0	0	0	0	(4)	(1,254)	(1,258)	(1,258)	1,122	(136)
MYI	5,957	0	0	5,957	(5,734)	0	0	(5,734)	223	0	223
RBC	19	0	0	19	0	0	0	0	19	0	19
SAL	0	0	0	0	0	(271)	0	(271)	(271)	125	(146)
SCX	93	0	0	93	(7)	0	0	(7)	86	0	86
SOG	5,377	0	0	5,377	0	0	0	0	5,377	(5,550)	(173)
TOR	483	0	0	483	0	0	0	0	483	(290)	193
UAG	3,743	0	0	3,743	0	0	0	0	3,743	(4,430)	(687)

Total Over the Counter	$16,167	$0	$383	$16,550	$(6,868)	$(589)	$(1,851)	$(9,308)

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(p)

Securities with an aggregate market value of $2,838 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$981	$981
Swap Agreements	0	626	0	0	773	1,399

	$0	$626	$0	$0	$1,754	$2,380

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,167	$0	$16,167
Swap Agreements	0	383	0	0	0	383

	$0	$383	$0	$16,167	$0	$16,550

	$0	$1,009	$0	$16,167	$1,754	$18,930

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$879	$879
Swap Agreements	0	115	0	0	125	240

	$0	$115	$0	$0	$1,004	$1,119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,868	$0	$6,868
Written Options	0	100	0	0	489	589
Swap Agreements	0	1,851	0	0	0	1,851

	$0	$1,951	$0	$6,868	$489	$9,308

	$0	$2,066	$0	$6,868	$1,493	$10,427

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	69

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(35,972)	$(35,972)
Swap Agreements	0	(28,629)	0	0	(11,584)	(40,213)

	$0	$(28,629)	$0	$0	$(47,556)	$(76,185)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45,978	$0	$45,978
Written Options	0	1,293	0	0	445	1,738
Swap Agreements	0	495	0	0	(374)	121

	$0	$1,788	$0	$45,978	$71	$47,837

	$0	$(26,841)	$0	$45,978	$(47,485)	$(28,348)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,736	$1,736
Swap Agreements	0	3,255	0	0	(2,091)	1,164

	$0	$3,255	$0	$0	$(355)	$2,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,983	$0	$2,983
Written Options	0	(699)	0	0	557	(142)
Swap Agreements	0	(1,148)	0	0	89	(1,059)

	$0	$(1,847)	$0	$2,983	$646	$1,782

	$0	$1,408	$0	$2,983	$291	$4,682

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$133,758	$28,490	$162,248
Corporate Bonds & Notes
Banking & Finance	0	577,578	1,719	579,297
Industrials	0	977,066	2,402	979,468
Utilities	0	173,744	0	173,744
Municipal Bonds & Notes
Illinois	0	816	0	816
U.S. Government Agencies	0	220,715	0	220,715
U.S. Treasury Obligations	0	436,469	0	436,469
Non-Agency Mortgage-Backed Securities	0	112,803	0	112,803
Asset-Backed Securities	0	142,845	0	142,845
Sovereign Issues	0	464,794	0	464,794
Common Stocks
Communication Services	699	0	270	969
Consumer Discretionary	153	0	0	153
Energy	5,186	0	73	5,259
Financials	0	0	2,030	2,030
Industrials	0	7	389	396
Rights
Financials	0	0	36	36
Warrants
Financials	0	0	46	46
Information Technology	0	0	795	795
Preferred Securities
Banking & Finance	0	38,953	0	38,953
Industrials	0	1,399	0	1,399
Utilities	0	0	40,113	40,113
Short-Term Instruments
Repurchase Agreements	0	97,563	0	97,563
U.S. Treasury Bills	0	2,888	0	2,888

	$6,038	$3,381,398	$76,363	$3,463,799

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$422,794	$0	$0	$422,794

Total Investments	$428,832	$3,381,398	$76,363	$3,886,593

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(96,211)	$0	$(96,211)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	884	1,308	0	2,192
Over the counter	0	16,550	0	16,550

	$884	$17,858	$0	$18,742

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(411)	(708)	0	(1,119)
Over the counter	0	(9,308)	0	(9,308)

	$(411)	$(10,016)	$0	$(10,427)

Total Financial Derivative Instruments	$473	$7,842	$0	$8,315

Totals	$429,305	$3,293,029	$76,363	$3,798,697

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Loan Participations and Assignments	$22,471	$0	$(801)	$19	$1	$(991)	$9,700	$(1,909)	$28,490	$(946)
Corporate Bonds & Notes
Banking & Finance	5,085	0	0	2	0	(634)	0	(2,734)	1,719	(221)
Industrials	2,148	447	(85)	9	0	(117)	0	0	2,402	(110)
Common Stocks
Communication Services	697	0	0	0	0	(427)	0	0	270	(427)
Energy	0	73	0	0	0	0	0	0	73	0
Financials	2,211	0	0	0	0	(181)	0	0	2,030	(181)
Industrials	334	0	0	0	0	55	0	0	389	56
Rights
Financials	39	0	0	0	0	(3)	0	0	36	(3)
Warrants
Financials(3)	50	0	0	0	0	(4)	0	0	46	(4)
Information Technology	1,218	0	0	0	0	(423)	0	0	795	(423)
Preferred Securities
Utilities	41,058	0	0	0	0	(945)	0	0	40,113	(945)

	$75,311	$520	$(886)	$30	$1	$(3,670)	$9,700	$(4,643)	$76,363	$(3,204)

Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(2)	$0	$0	$0	$0

Totals	$75,313	$520	$(886)	$30	$1	$(3,672)	$9,700	$(4,643)	$76,363	$(3,204)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$11,759	Discounted Cash Flow	Discount Rate		6.630 - 13.500	12.105
	7,030	Indicative Market Quotation	Discount Rate		5.480	—
	9,701	Third Party Vendor	Broker Quote		87.500 - 94.500	91.359
Corporate Bonds & Notes
Banking & Finance	1,719	Indicative Market Quotation	Price		7.550	—
Industrials	2,402	Discounted Cash Flow	Discount Rate		6.020 - 13.880	7.676
Common Stocks
Communication Services	270	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Energy	73	Recent Transaction	Price	$	0.108	—
Financials	2,030	Indicative Market Quotation	Price	$	28.000	—
Industrials	389	Ltm Revenue/Ltm EBITDA/ Discount Rate	Forward EBITDA / Discount Rate	X/X/%	0.460/3.500/10.000	—
Rights
Financials	36	Other Valuation Techniques(4)	—		—	—
Warrants
Financials	9	Indicative Market Quotation	Price	$	2.250 - 3.750	3.566
	37	Other Valuation Techniques(4)	—		—	—
Information Technology	795	Market Comparable Valuation	EBITDA Multiple	X	3.800	—
Preferred Securities
Utilities	40,113	Discounted Cash Flow	Discount Rate		5.800	—

Total	$76,363

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Rights to Warrants since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	71

Schedule of Investments	PIMCO ESG Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

TerraForm Power Operating LLC
6.403% due 05/21/2029		$499	$495

WM Morrison Supermarkets PLC
5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	1,000	872

Total Loan Participations and Assignments (Cost $1,380)			1,367

CORPORATE BONDS & NOTES 42.1%

BANKING & FINANCE 26.4%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$500	397

Acef Holding SCA
0.750% due 06/14/2028	EUR	500	383

AIB Group PLC
2.875% due 05/30/2031 •		400	341

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$400	295

Ally Financial, Inc.
8.000% due 11/01/2031		450	472

American Express Co.
4.050% due 05/03/2029		500	461

American Tower Corp.
3.100% due 06/15/2050		300	188
3.800% due 08/15/2029		200	176

Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	254
6.550% due 01/26/2025	ZAR	40,000	2,130

Assicurazioni Generali SpA
4.125% due 05/04/2026	EUR	100	96

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(c)(d)		200	180

Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	869

Banco General SA
4.875% due 01/11/2029		400	359

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(c)(d)		200	157

Bancolombia SA
3.000% due 01/29/2025		600	548

Bank of America Corp.
2.687% due 04/22/2032 •		200	156

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	626

Barclays PLC
7.750% due 09/15/2023 •(c)(d)		$200	185

BNP Paribas SA
1.675% due 06/30/2027 •		500	424
4.625% due 02/25/2031 •(c)(d)		400	257
7.750% due 08/16/2029 •(c)(d)		1,000	925

Boston Properties LP
2.550% due 04/01/2032		150	111
3.400% due 06/21/2029		100	85

BPCE SA
2.045% due 10/19/2027 •		500	422

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	278

Citigroup, Inc.
3.141% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		900	878

Citycon Treasury BV
1.625% due 03/12/2028	EUR	300	221

CNP Assurances
1.250% due 01/27/2029		500	388

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		$800	696
4.375% due 06/29/2027 •(c)(d)	EUR	400	325

CPI Property Group SA
1.500% due 01/27/2031		100	63
2.750% due 01/22/2028	GBP	200	152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	$347

Crown Castle, Inc.
3.100% due 11/15/2029		$400	336

CTP NV
1.250% due 06/21/2029	EUR	200	138
1.500% due 09/27/2031		500	304

Deutsche Bank AG
3.742% due 01/07/2033 •		$500	325
6.119% due 07/14/2026 •		600	583

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	791

EQT AB
0.875% due 05/14/2031		800	537

Equinix, Inc.
1.550% due 03/15/2028		$500	403
3.900% due 04/15/2032		400	340

First American Financial Corp.
2.400% due 08/15/2031		600	429

Ford Motor Credit Co. LLC
3.664% due 09/08/2024		200	188
5.125% due 06/16/2025		200	189
5.584% due 03/18/2024		200	196

FS KKR Capital Corp.
1.650% due 10/12/2024		200	183
3.125% due 10/12/2028		400	311

Globalworth Real Estate Investments Ltd.
2.950% due 07/29/2026	EUR	400	322

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	302
3.615% due 03/15/2028 •		1,000	911

Goodman U.S. Finance Four LLC
4.625% due 05/04/2032		1,000	918

Grainger PLC
3.000% due 07/03/2030	GBP	100	79

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		$200	199

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		300	251

HAT Holdings LLC
3.375% due 06/15/2026		535	430
3.750% due 09/15/2030		300	219

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	184
3.375% due 12/15/2029		600	487
3.500% due 09/15/2030		200	160

Howard Hughes Corp.
4.375% due 02/01/2031		600	432

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	206
5.950% due 02/15/2028		400	384

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032		950	779

ING Groep NV
2.727% due 04/01/2032 •		200	153
3.875% due 05/16/2027 •(c)(d)		200	131
4.250% due 05/16/2031 •(c)(d)		200	122
4.252% due 03/28/2033 •		500	425
4.875% due 05/16/2029 •(c)(d)		200	140

International Bank for Reconstruction & Development
3.000% due 09/27/2023		10,400	10,257

Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	187
6.250% due 05/16/2024 •(c)(d)	EUR	200	180

Kilroy Realty LP
2.500% due 11/15/2032		$200	144
2.650% due 11/15/2033		900	633

Legal & General Group PLC
5.625% due 03/24/2031 •(c)(d)	GBP	200	163

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	1,400	789

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		$500	450

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manulife Financial Corp.
3.703% due 03/16/2032		$1,000	$870

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		500	379

MPT Operating Partnership LP
3.375% due 04/24/2030	GBP	200	149

Munich Re
5.875% due 05/23/2042 •		$400	379

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		300	221

NatWest Group PLC
5.125% due 05/12/2027 •(c)(d)	GBP	200	168

NE Property BV
3.375% due 07/14/2027	EUR	300	249

Nexi SpA
1.625% due 04/30/2026		550	461

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	560

Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		500	331

OneMain Finance Corp.
3.500% due 01/15/2027		781	610

Owl Rock Capital Corp.
2.875% due 06/11/2028		200	153

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	143

Radian Group, Inc.
6.625% due 03/15/2025		500	488

Regency Centers LP
3.700% due 06/15/2030		100	86

Santander Holdings USA, Inc.
5.807% due 09/09/2026 •		1,000	978

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (d)		200	181
4.375% due 04/13/2032 (d)		500	448

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	242
1.750% due 11/24/2028		200	131

SLM Corp.
3.125% due 11/02/2026		$900	746

Societe Generale SA
4.750% due 05/26/2026 •(c)(d)		200	150
7.875% due 12/18/2023 •(c)(d)		200	192

Standard Chartered PLC
2.678% due 06/29/2032 •		200	146
3.603% due 01/12/2033 •		200	148
7.750% due 04/02/2023 •(c)(d)		200	195

Starwood Property Trust, Inc.
3.625% due 07/15/2026		620	528
4.375% due 01/15/2027		320	273

Sun Communities Operating LP
4.200% due 04/15/2032		300	252

SVB Financial Group
4.570% due 04/29/2033 •		550	483

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(c)(d)		400	301

UBS Group AG
4.375% due 02/10/2031 •(c)(d)		200	132

UDR, Inc.
3.100% due 11/01/2034		100	76

UniCredit SpA
5.459% due 06/30/2035 •		400	298

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	373

Vonovia SE
1.875% due 06/28/2028		600	499

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	90
7.375% due 03/15/2032		15	16

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	479

ZF Finance GmbH
2.000% due 05/06/2027	EUR	400	305

			52,044

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 11.1%

AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	400	$423

Accor SA
2.375% due 11/29/2028	EUR	900	677

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		$200	179

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	500	351

Ball Corp.
3.125% due 09/15/2031		$580	438

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	100	79

Berkeley Group PLC
2.500% due 08/11/2031	GBP	600	410

Boise Cascade Co.
4.875% due 07/01/2030		$500	416

CDW LLC
3.569% due 12/01/2031		500	390

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	125

Coty, Inc.
3.875% due 04/15/2026	EUR	500	444

DaVita, Inc.
3.750% due 02/15/2031		$300	214

Fair Isaac Corp.
4.000% due 06/15/2028		570	487

Faurecia SE
2.375% due 06/15/2027	EUR	500	361

Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		$150	124

Gap, Inc.
3.625% due 10/01/2029		250	163
3.875% due 10/01/2031		250	160

GN Store Nord AS
0.875% due 11/25/2024	EUR	500	443

Graphic Packaging International LLC
2.625% due 02/01/2029		400	302

HCA, Inc.
4.500% due 02/15/2027		$700	654

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		250	192
4.000% due 05/01/2031		200	162

Illumina, Inc.
2.550% due 03/23/2031		300	230

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	265

JDE Peet’s NV
2.250% due 09/24/2031		$800	587

John Lewis PLC
6.125% due 01/21/2025	GBP	200	211

Lendlease Europe Finance PLC
3.500% due 12/02/2033		400	282

Lenovo Group Ltd.
3.421% due 11/02/2030		$400	303

Level 3 Financing, Inc.
3.750% due 07/15/2029		80	59

Lindblad Expeditions LLC
6.750% due 02/15/2027		300	265

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	90
4.500% due 07/10/2027		300	262

Metalsa SA de CV
3.750% due 05/04/2031		$150	100

Micron Technology, Inc.
2.703% due 04/15/2032		200	146

MSCI, Inc.
3.625% due 09/01/2030		600	494

Natura Cosmeticos SA
4.125% due 05/03/2028		600	475

Nemak SAB de CV
2.250% due 07/20/2028	EUR	300	204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newell Brands, Inc.
4.875% due 06/01/2025		$200	$194

NextEra Energy Operating Partners LP
3.875% due 10/15/2026		350	319

Nokia Oyj
3.125% due 05/15/2028	EUR	500	435

NXP BV
2.500% due 05/11/2031		$300	226
5.000% due 01/15/2033		1,300	1,169

Owens Corning
3.950% due 08/15/2029		400	359

Pearson Funding PLC
3.750% due 06/04/2030	GBP	100	91

Prosus NV
3.061% due 07/13/2031		$600	413
3.257% due 01/19/2027		300	252

RELX Capital, Inc.
4.000% due 03/18/2029		100	92
4.750% due 05/20/2032		1,000	943

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		200	181

Rexel SA
2.125% due 12/15/2028	EUR	200	151

S&P Global, Inc.
2.700% due 03/01/2029		$1,000	866

Sixt SE
1.750% due 12/09/2024	EUR	230	215

Standard Industries, Inc.
2.250% due 11/21/2026		600	464

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		$600	465

Travis Perkins PLC
3.750% due 02/17/2026 (g)	GBP	400	384

Verallia SA
1.625% due 05/14/2028	EUR	400	311
1.875% due 11/10/2031		500	336

VeriSign, Inc.
2.700% due 06/15/2031		$400	311

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	279

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		$600	464

VMware, Inc.
1.800% due 08/15/2028		200	159

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	500	396

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		$500	432
5.050% due 03/15/2042		200	150

Weir Group PLC
2.200% due 05/13/2026		400	337

Zenith Finco PLC
6.500% due 06/30/2027	GBP	200	179

			21,740

UTILITIES 4.6%

AES Corp.
2.450% due 01/15/2031		$720	552

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		200	169

Clean Renewable Power Mauritius Pte Ltd.
4.250% due 03/25/2027		191	153

Clearway Energy Operating LLC
3.750% due 02/15/2031		650	517

Dominion Energy, Inc.
2.250% due 08/15/2031		200	156

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	294

Duke Energy Progress LLC
3.400% due 04/01/2032		400	343

Enel Finance International NV
1.375% due 07/12/2026		1,000	846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenko Dutch BV
3.850% due 03/29/2026		$382	$310

Greenko Power Ltd.
4.300% due 12/13/2028		196	154

Iberdrola International BV
6.750% due 09/15/2033		250	258

India Green Energy Holdings
5.375% due 04/29/2024		250	235

India Green Power Holdings
4.000% due 02/22/2027		250	200

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029		650	525

National Grid PLC
0.250% due 09/01/2028	EUR	600	469

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		$800	663
2.200% due 12/02/2026	AUD	200	113

Pattern Energy Operations LP
4.500% due 08/15/2028		$500	435

Public Service Electric & Gas Co.
3.100% due 03/15/2032		1,000	854

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	228

Solar Star Funding LLC
5.375% due 06/30/2035		164	163

Southern California Edison Co.
2.500% due 06/01/2031		100	79
2.750% due 02/01/2032		400	317

Southwestern Public Service Co.
3.150% due 05/01/2050		100	69

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		329	300

TDC Net AS
5.056% due 05/31/2028	EUR	400	363

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	177

Vodafone Group PLC
5.125% due 06/04/2081 •		110	75

			9,017

Total Corporate Bonds & Notes (Cost $100,546)			82,801

U.S. GOVERNMENT AGENCIES 9.3%

Fannie Mae
3.000% due 04/01/2059		1,582	1,384
3.500% due 05/01/2056 - 08/01/2059		1,931	1,750

Freddie Mac
0.939% due 11/25/2030 ~(a)		2,796	145

Uniform Mortgage-Backed Security
4.000% due 09/01/2049		180	170

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2052		16,000	14,839

Total U.S. Government Agencies (Cost $19,423)			18,288

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
3.875% due 09/30/2029		3,000	2,987

U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2030		115	102
0.125% due 07/15/2031		1,868	1,630
0.750% due 02/15/2045		201	155
1.000% due 02/15/2046		388	315
1.375% due 02/15/2044		445	397

U.S. Treasury Notes
2.375% due 03/31/2029 (j)		3,100	2,808

Total U.S. Treasury Obligations (Cost $9,609)			8,394

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 23.9%

1211 Avenue of the Americas Trust
4.280% due 08/10/2035 ~	$2,300	$2,036

225 Liberty Street Trust
4.501% due 02/10/2036	1,050	947

280 Park Avenue Mortgage Trust
3.785% due 09/15/2034 •	2,000	1,923

Adjustable Rate Mortgage Trust
3.324% due 08/25/2036 •	699	277
3.644% due 08/25/2036 •	280	117

American Home Mortgage Assets Trust
3.274% due 12/25/2046 ^~	34	28
3.504% due 06/25/2037 •	147	139

BAMLL Commercial Mortgage Securities Trust
0.046% due 09/15/2038 ~(a)	261,000	0
5.568% due 09/15/2038 •	1,000	936

Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~	2,453	1,736
4.498% due 08/10/2035	1,000	898
5.122% due 08/10/2035 ~	900	761

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~	2,660	2,346

Bear Stearns ALT-A Trust
3.404% due 06/25/2046 ^•	334	289

Beast Mortgage Trust
4.768% due 03/15/2036 ~	500	470
5.318% due 03/15/2036 ~	500	468

Beneria Cowen & Pritzer Collateral Funding Corp.
5.310% due 06/15/2038 •	900	818

BSST Mortgage Trust
0.412% due 02/15/2037 ~(a)	63,800	96
5.696% due 02/15/2037 ~	1,200	1,138

Chase Mortgage Finance Trust
3.377% due 03/25/2037 ^~	131	124

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	286	254

Commercial Mortgage Trust
0.347% due 12/15/2038 ~(a)	82,173	55
3.960% due 02/10/2036 ~	1,100	999
4.118% due 06/15/2034 ~	107	103
4.368% due 06/15/2034 •	734	693
5.968% due 12/15/2038 ~	1,000	961

Countrywide Alternative Loan Trust
3.464% due 10/25/2046 ~	74	66
3.633% due 11/20/2035 ~	147	121

Countrywide Home Loan Mortgage Pass-Through Trust
2.879% due 02/25/2047 ^~	48	42

Countrywide Home Loan Reperforming REMIC Trust
4.334% due 01/25/2034 ^~	84	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.874% due 04/25/2047 •	77	68

DOLP Trust
3.704% due 05/10/2041 ~	1,100	794

DROP Mortgage Trust
5.070% due 10/15/2043 •	1,000	938
5.570% due 10/15/2043 •	996	920

Extended Stay America Trust
4.518% due 07/15/2038 •	323	311
5.068% due 07/15/2038 •	571	549

GCT Commercial Mortgage Trust
4.518% due 02/15/2038 ~	200	191

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	200	171

HarborView Mortgage Loan Trust
3.936% due 06/19/2036 ^~	138	70

Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,406
4.158% due 07/10/2035	200	186
4.356% due 07/10/2035	350	322

IndyMac INDX Mortgage Loan Trust
3.424% due 01/25/2037 ^•	76	66
3.604% due 07/25/2035 ~	387	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Corp.
3.918% due 05/15/2034 •	$730	$720

JP Morgan Chase Commercial Mortgage Securities Trust
4.118% due 04/15/2038 •	365	348
4.518% due 04/15/2038 •	900	853
4.568% due 03/15/2036 •	100	97
4.658% due 06/15/2038 •	1,000	948
4.928% due 05/15/2034 ~	1,020	1,001
5.118% due 03/15/2036 •	1,600	1,540
5.318% due 05/15/2034 •	900	875
5.918% due 03/15/2036 ~	300	287

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	2,000	1,324

MAD Mortgage Trust
3.478% due 08/15/2034 ~	650	604
4.108% due 08/15/2034 ~	1,057	970

Merrill Lynch Alternative Note Asset Trust
3.484% due 03/25/2037 ~	827	287

MFT Trust
3.358% due 02/10/2042	100	80
3.392% due 08/10/2040 ~	1,180	883

Morgan Stanley Capital Trust
0.174% due 12/15/2023 ~(a)	180,160	62
4.118% due 12/15/2036 ~	800	773
4.618% due 12/15/2036 ~	1,097	1,039
5.894% due 12/15/2023 •	1,500	1,419

Morgan Stanley Mortgage Loan Trust
3.404% due 06/25/2036 •	262	64

Natixis Commercial Mortgage Securities Trust
0.661% due 02/15/2039 ~(a)	23,885	679

NYO Commercial Mortgage Trust
5.363% due 11/15/2038 ~	1,500	1,362

One New York Plaza Trust
3.768% due 01/15/2036 •	200	192
4.068% due 01/15/2036 ~	1,000	966

Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	274	220
6.000% due 06/25/2036 ^	156	128
6.000% due 06/25/2037	231	189

Residential Asset Securitization Trust
3.394% due 04/25/2037 ~	510	91
3.606% due 04/25/2037 •(a)	510	96

SFO Commercial Mortgage Trust
4.618% due 05/15/2038 ~	450	421
5.218% due 05/15/2038 ~	450	420

Starwood Mortgage Trust
5.068% due 04/15/2034 •	1,000	957
5.123% due 11/15/2036 ~	1,100	1,027

VASA Trust
4.568% due 07/15/2039 •	400	377
4.918% due 07/15/2039 ~	400	373

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037 ^	159	131

Worldwide Plaza Trust
3.526% due 11/10/2036	100	86

Total Non-Agency Mortgage-Backed Securities (Cost $51,425)		47,067

ASSET-BACKED SECURITIES 13.2%

ACE Securities Corp. Home Equity Loan Trust
3.254% due 11/25/2036 ~	509	233

Argent Securities Trust
3.384% due 07/25/2036 ~	174	152

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.884% due 11/25/2034 •	300	280

Asset-Backed Securities Corp. Home Equity Loan Trust
3.714% due 01/25/2036 ~	2,082	1,769
4.929% due 05/25/2035 ~	403	384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
3.224% due 11/25/2036 ~	$57	$55
4.959% due 12/25/2034 ~	283	269

Centex Home Equity Loan Trust
3.534% due 06/25/2036 •	20	20
4.014% due 09/25/2034 ~	74	71
4.044% due 03/25/2035 ~	204	190

Countrywide Asset-Backed Certificates Trust
3.519% due 01/25/2045 ^•	277	248
3.564% due 03/25/2047 ^•	226	194

EquiFirst Mortgage Loan Trust
4.884% due 04/25/2035 •	210	194

FHF Trust
2.290% due 03/15/2027	800	736

First Franklin Mortgage Loan Trust
3.624% due 03/25/2036 •	1,688	1,467

First Help Financial LLC
4.430% due 01/18/2028	859	841

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	966	884
4.950% due 07/20/2049	987	947

GSAA Home Equity Trust
3.224% due 03/25/2036 ~	55	21
6.000% due 10/25/2037 ^	67	58
6.948% due 06/25/2036 þ	228	65

Lehman XS Trust
3.424% due 10/25/2036 •	142	131

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	156	124

Long Beach Mortgage Loan Trust
3.404% due 10/25/2036 ~	777	271

MASTR Asset-Backed Securities Trust
3.984% due 10/25/2035 •	225	201

Merrill Lynch Mortgage Investors Trust
3.684% due 12/25/2036 ~	1,607	1,503

Morgan Stanley ABS Capital, Inc. Trust
4.239% due 12/25/2034 ~	9	8

Mosaic Solar Loan Trust
2.640% due 01/20/2053	697	608

New Century Home Equity Loan Trust
3.819% due 10/25/2035 •	1,800	1,519

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,574	1,380
4.320% due 09/25/2030	955	928

Residential Asset Mortgage Products Trust
4.074% due 10/25/2033 •	328	318
4.284% due 01/25/2035 ^•	937	851

Residential Asset Securities Corp. Trust
3.964% due 08/25/2034 •	128	122

Service Experts Issuer
2.670% due 02/02/2032	803	726

Specialty Underwriting & Residential Finance Trust
4.254% due 12/25/2035 ~	200	194

Starwood Commercial Mortgage Trust
5.039% due 04/18/2038 •	400	383

Structured Asset Investment Loan Trust
3.784% due 04/25/2033 •	36	36
4.059% due 05/25/2035 ~	1,639	1,418

Structured Asset Securities Corp. Mortgage Loan Trust
3.374% due 07/25/2036 ^~	1,527	1,451
3.504% due 02/25/2037 ~	124	121

Sunnova Sol Issuer LLC
2.790% due 02/22/2049	1,573	1,390

Sunrun Demeter Issuer
2.270% due 01/30/2057	723	559

Tesla Auto Lease Trust
2.680% due 01/20/2023	1,925	1,923

Upstart Pass-Through Trust Series
3.800% due 04/20/2030 «	858	829

Total Asset-Backed Securities (Cost $27,751)		26,072

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.5%

Chile Government International Bond
2.750% due 01/31/2027		$300	$271
3.500% due 01/31/2034		300	245

Fondo MIVIVIENDA SA
4.625% due 04/12/2027		400	376

Korea Development Bank
4.800% due 06/10/2023	IDR	13,450,000	871

Mexico Government International Bond
2.250% due 08/12/2036	EUR	610	393

Romania Government International Bond
2.000% due 04/14/2033		200	116

Serbia Government International Bond
1.000% due 09/23/2028		300	197

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	8,000	458

Uruguay Government International Bond
4.975% due 04/20/2055		$100	90

Total Sovereign Issues (Cost $3,906)			3,017

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

CaixaBank SA
5.875% due 10/09/2027 •(c)(d)	200,000	$165
6.750% due 06/13/2024 •(c)(d)	200,000	181

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(c)	100,000	77

Total Preferred Securities (Cost $614)		423

SHORT-TERM INSTRUMENTS 11.7%

REPURCHASE AGREEMENTS (f) 9.6%
		19,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 2.1%

Federal Home Loan Bank
2.980% due 01/06/2023 - 01/10/2023 •	$4,100	$4,100

Total Short-Term Instruments (Cost $23,100)		23,100

Total Investments in Securities (Cost $237,754)		210,529

Total Investments 106.9% (Cost $237,754)		$210,529

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $1,246)		(120)

Other Assets and Liabilities, net (6.8)%		(13,515)

Net Assets 100.0%		$196,894

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.141%	01/25/2026	07/19/2022	$872	$878	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MBC	2.970%	09/30/2022	10/03/2022	$19,000	U.S. Treasury Bonds 3.000% due 05/15/2047	$(14,472)	$19,000	$19,005
					U.S. Treasury Notes 0.250% due 08/31/2025	(4,962)

Total Repurchase Agreements						$(19,434)	$19,000	$19,005

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	(0.250)%	05/26/2022	TBD	(3)	GBP	(191)	$(212)

Total Reverse Repurchase Agreements							$(212)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	75

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$750	$(621)	$(607)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	750	(645)	(628)

Total Short Sales (0.6)%				$(1,266)	$(1,235)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(212)	$0	$(212)	$192	$(20)
MBC	19,005	0	0	19,005	(19,434)	(429)

Total Borrowings and Other Financing Transactions	$19,005	$(212)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(212)	$(212)

Total Borrowings	$0	$0	$0	$(212)	$(212)

Payable for reverse repurchase agreements					$(212)

(g)	Securities with an aggregate market value of $192 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(149) at a weighted average interest rate of (1.500%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	3	$8	$(3)	$(8)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	(1)

Total Written Options					$(5)	$(9)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	68	$7,311	$(265)	$0	$(18)

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	10	$(2,394)	$39	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	4	(963)	15	1	0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,206)	17	1	0
3-Month SOFR Active Contract June Futures	09/2024	6	(1,441)	22	1	0
3-Month SOFR Active Contract June Futures	09/2025	4	(964)	14	1	0
3-Month SOFR Active Contract March Futures	06/2024	7	(1,679)	27	1	0
3-Month SOFR Active Contract March Futures	06/2025	4	(964)	14	1	0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	14	1	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,443)	22	1	0
3-Month SOFR Active Contract September Futures	12/2025	4	(964)	14	1	0
U.S. Treasury 10-Year Note December Futures	12/2022	56	(6,276)	322	21	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	6	(711)	45	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	7	(959)	94	11	0
United Kingdom Long Gilt December Futures	12/2022	34	(3,660)	482	29	0

				$1,141	$74	$0

Total Futures Contracts				$876	$74	$(18)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.819%	EUR 200	$(1)	$(7)	$(8)	$0	$(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.937	700	(10)	(24)	(34)	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2028	1.849	500	1	(22)	(21)	0	(2)

						$(10)	$(53)	$(63)	$0	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.250%	Annual	03/15/2028	GBP	100	$6	$7	$13	$1	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		1,700	326	23	349	15	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		1,100	337	1	338	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	24	40	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	111	201	0	(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		710,000	96	10	106	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		340,000	4	25	29	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		133,000	38	40	78	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$	8,800	(1)	131	130	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	67	67	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	45	94	139	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	67	68	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		400	(1)	(35)	(36)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		400	(1)	(29)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		400	(1)	(36)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		500	(2)	(40)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		500	(2)	(41)	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		800	(3)	(47)	(50)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		800	(4)	(37)	(41)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		1,000	(5)	(38)	(43)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	44	44	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027		2,000	(15)	(70)	(85)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	41	41	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,900	(14)	(50)	(64)	0	(64)
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		700	(5)	(22)	(27)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		200	0	(23)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		500	(3)	(16)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		500	(3)	(14)	(17)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		250	(1)	(36)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		250	(1)	(34)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		200	(1)	(27)	(28)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		350	(2)	(47)	(49)	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	77

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.817%	Annual	04/05/2032	$	250	$(1)	$(33)	$(34)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(26)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		400	(3)	(14)	(17)	0	(1)
Pay(5)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		2,800	(52)	(40)	(92)	0	(1)
Pay(5)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		500	(1)	(13)	(14)	0	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		250	0	27	27	1	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		200	0	(21)	(21)	0	(1)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027		100	0	(10)	(10)	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		500	(1)	(54)	(55)	0	(1)
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		500	(1)	(54)	(55)	0	(1)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		100	0	11	11	0	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		250	0	(27)	(27)	0	(1)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		600	(2)	(61)	(63)	0	(2)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		550	0	62	62	2	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		2,200	(8)	(218)	(226)	0	(6)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		300	(1)	(30)	(31)	0	(1)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		500	0	55	55	1	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		2,000	(8)	(190)	(198)	0	(6)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		400	0	44	44	1	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		1,300	(5)	(126)	(131)	0	(4)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2027		500	(14)	85	71	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		110	0	15	15	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		400	(2)	(50)	(52)	0	(1)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		150	0	(21)	(21)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		150	0	(20)	(20)	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,900	(19)	402	383	7	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		800	9	132	141	3	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		700	62	99	161	2	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		250	(1)	47	46	1	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		200	0	(35)	(35)	0	(1)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		150	0	(25)	(25)	0	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		150	(1)	(25)	(26)	0	(1)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		100	0	(16)	(16)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		200	(1)	(28)	(29)	0	(1)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		100	(1)	26	25	1	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		250	(3)	77	74	3	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		50	0	(15)	(15)	0	(1)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		50	0	(14)	(14)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(50)	(53)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(32)	(34)	2	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		3,800	146	124	270	0	(17)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		3,700	385	53	438	0	(7)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		300	55	0	55	0	0

							$1,420	$54	$1,474	$69	$(227)

Total Swap Agreements							$1,410	$1	$1,411	$69	$(232)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value		Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$74	$75	$149		$(9)	$(18)	$(233)	$(260)

Cash of $1,930 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $6 and liability of $(1) for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	EUR	1,129		$1,155	$45	$0
	11/2022	GBP	281		305	0	(9)
	11/2022		$540	AUD	773	0	(45)
	11/2022		1,020	EUR	996	0	(41)
	11/2022		452	GBP	400	12	(18)
	03/2023	ZAR	4,936		$280	11	0

BPS	11/2022	GBP	529		648	57	0
	11/2022	IDR	5,623,024		377	10	0
	11/2022		$534	CAD	686	0	(38)
	11/2022		752	NOK	7,230	0	(88)

CBK	10/2022	BRL	32		$6	0	0
	10/2022		$6	BRL	32	0	0
	10/2022		206	MXN	4,268	5	0
	11/2022	GBP	233		$273	13	0
	11/2022		$307	EUR	313	2	(1)
	11/2022		468	GBP	410	1	(10)
	12/2022		185	MXN	3,766	0	0
	01/2023		6	BRL	32	0	0

GLM	10/2022	BRL	3,700		$657	0	(29)
	10/2022		$632	BRL	3,700	54	0
	11/2022		397	GBP	367	13	0

JPM	10/2022	BRL	1,000		$173	0	(13)
	10/2022		$185	BRL	1,000	0	0
	11/2022	GBP	2,319		$2,815	224	0
	11/2022		$2,600	JPY	348,025	0	(185)

MBC	11/2022		131	EUR	131	0	(2)

MYI	10/2022		1,370	MXN	27,983	14	0
	11/2022	IDR	2,942,467		$199	7	0
	11/2022		$107	EUR	105	0	(4)
	11/2022		263	JPY	35,618	0	(16)

RBC	11/2022		1,018	AUD	1,426	0	(105)

SCX	10/2022		224	CLP	211,392	0	(7)
	11/2022	GBP	1,059		$1,286	103	0
	11/2022	IDR	3,587,023		239	5	0
	11/2022		$665	AUD	948	0	(58)
	11/2022		687	CAD	882	0	(48)
	11/2022		11	IDR	170,921	0	0
	11/2022		304	NOK	2,948	0	(33)

SOG	11/2022	EUR	5,060		$5,205	231	0

TOR	11/2022		$857	CAD	1,103	0	(58)
	11/2022		1,254	JPY	167,339	0	(93)

UAG	10/2022	ZAR	3,862		$224	11	0
	11/2022	EUR	12,096		12,441	551	0
	11/2022	IDR	2,487,715		167	5	0

Total Forward Foreign Currency Contracts						$1,374	$(901)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	79

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	43

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	3,200	19	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	3,200	19	42
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	12
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	43
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	40	29
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	43

Total Purchased Options							$247	$237

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(4)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	600	(1)	(6)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(1)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	7,200	(15)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	1,200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	6,000	(12)	(197)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	1,400	(9)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	1,400	(9)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	500	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	500	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	500	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	500	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	600	(1)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,000	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,000	(2)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	600	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	600	(1)	0

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100%	05/15/2023	600	$(1)	$(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	300	(7)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	300	(7)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	10/31/2022	500	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	10/31/2022	500	(3)	(3)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	1,400	(9)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	1,400	(9)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	300	(7)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	300	(7)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	12/15/2022	500	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	12/15/2022	500	(4)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	100	(7)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	100	(7)	(12)

							$(190)	$(413)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.030%	1-Month USD-LIBOR	07/24/2024	3,200	$(24)	$(8)
	Put - OTC 1-Year Interest Rate Floor(2)	0.030	1-Month USD-LIBOR	07/24/2024	3,200	(24)	(44)
	Call - OTC 1-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/23/2025	3,200	(28)	(15)
	Put - OTC 1-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/23/2025	3,200	(28)	(46)

						$(104)	$(113)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2022	$98.625	10/06/2022	1,000	$(5)	$(59)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	99.258	11/07/2022	2,100	(12)	0

					$(17)	$(59)

Total Written Options					$(311)	$(585)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.061%	$1,000	$(44)	$(31)	$0	$(75)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$(8)	$0	$(59)

Total Swap Agreements						$(95)	$(39)	$0	$(134)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	81

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$68	$0	$0	$68	$(113)	$(5)	$0	$(118)	$(50)	$0	$(50)
BPS	67	0	0	67	(126)	(8)	0	(134)	(67)	0	(67)
CBK	21	0	0	21	(11)	(1)	0	(12)	9	0	9
GLM	67	63	0	130	(29)	(332)	0	(361)	(231)	198	(33)
JPM	224	0	0	224	(198)	0	0	(198)	26	0	26
MBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
MYC	0	174	0	174	0	(180)	(134)	(314)	(140)	322	182
MYI	21	0	0	21	(20)	0	0	(20)	1	(10)	(9)
RBC	0	0	0	0	(105)	0	0	(105)	(105)	0	(105)
SAL	0	0	0	0	0	(59)	0	(59)	(59)	0	(59)
SCX	108	0	0	108	(146)	0	0	(146)	(38)	0	(38)
SOG	231	0	0	231	0	0	0	0	231	(300)	(69)
TOR	0	0	0	0	(151)	0	0	(151)	(151)	0	(151)
UAG	567	0	0	567	0	0	0	0	567	(640)	(73)

Total Over the Counter	$1,374	$237	$0	$1,611	$(901)	$(585)	$(134)	$(1,620)

(j)

Securities with an aggregate market value of $520 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$74	$74
Swap Agreements	0	0	0	0	75	75

	$0	$0	$0	$0	$149	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,374	$0	$1,374
Purchased Options	0	0	0	0	237	237

	$0	$0	$0	$1,374	$237	$1,611

	$0	$0	$0	$1,374	$386	$1,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	0	0	0	0	18	18
Swap Agreements	0	5	0	0	228	233

	$0	$5	$0	$0	$255	$260

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$901	$0	$901
Written Options	0	0	0	0	585	585
Swap Agreements	0	134	0	0	0	134

	$0	$134	$0	$901	$585	$1,620

	$0	$139	$0	$901	$840	$1,880

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$713	$713
Swap Agreements	0	2	0	0	2,347	2,349

	$0	$2	$0	$0	$3,060	$3,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,942	$0	$1,942
Written Options	0	0	0	0	70	70
Swap Agreements	0	9	0	0	0	9

	$0	$9	$0	$1,942	$70	$2,021

	$0	$11	$0	$1,942	$3,130	$5,083

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	646	646
Swap Agreements	0	(40)	0	0	(822)	(862)

	$0	$(40)	$0	$0	$(180)	$(220)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(351)	$0	$(351)
Purchased Options	0	0	0	0	(9)	(9)
Written Options	0	0	0	0	(55)	(55)
Swap Agreements	0	(42)	0	0	(7)	(49)

	$0	$(42)	$0	$(351)	$(71)	$(464)

	$0	$(82)	$0	$(351)	$(251)	$(684)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	83

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)	September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,367	$0	$1,367
Corporate Bonds & Notes
Banking & Finance	0	52,044	0	52,044
Industrials	0	21,740	0	21,740
Utilities	0	9,017	0	9,017
U.S. Government Agencies	0	18,288	0	18,288
U.S. Treasury Obligations	0	8,394	0	8,394
Non-Agency Mortgage-Backed Securities	0	47,067	0	47,067
Asset-Backed Securities	0	25,243	829	26,072
Sovereign Issues	0	3,017	0	3,017
Preferred Securities
Banking & Finance	0	423	0	423
Short-Term Instruments
Repurchase Agreements	0	19,000	0	19,000
Short-Term Notes	0	4,100	0	4,100

Total Investments	$0	$209,700	$829	$210,529

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,235)	$0	$(1,235)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	114	0	143
Over the counter	0	1,611	0	1,611

	$29	$1,725	$0	$1,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(259)	0	(259)
Over the counter	0	(1,620)	0	(1,620)

	$0	$(1,879)	$0	$(1,879)

Total Financial Derivative Instruments	$29	$(154)	$0	$(125)

Totals	$29	$208,311	$829	$209,169

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Spectrum Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$800	$777

Diamond Sports Group LLC
10.695% due 05/26/2026		223	215

Envision Healthcare Corp.
TBD% due 04/29/2027 µ		15	15
10.602% due 04/29/2027		85	83
14.077% due 04/28/2028		118	110

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		562	529

SBA Senior Finance LLC
4.870% (LIBOR01M + 1.750%) due 04/11/2025 ~		1,354	1,320

Softbank Vision Fund
5.000% due 12/21/2025 «		1,222	1,218

Total Loan Participations and Assignments (Cost $4,471)			4,267

CORPORATE BONDS & NOTES 78.8%

BANKING & FINANCE 13.1%

ADLER Group SA
1.875% due 01/14/2026	EUR	600	306

Allied Universal Holdco LLC
3.625% due 06/01/2028		1,000	734
6.000% due 06/01/2029		$600	388

Armor Holdco, Inc.
8.500% due 11/15/2029		600	480

Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	950	499
8.000% due 01/22/2030 •		450	247
10.500% due 07/23/2029		200	118

Barclays PLC
8.000% due 03/15/2029 •(g)(h)		$700	614

BroadStreet Partners, Inc.
5.875% due 04/15/2029		300	237

Burford Capital Global Finance LLC
6.875% due 04/15/2030		850	743

Coinbase Global, Inc.
3.625% due 10/01/2031		375	209

CTR Partnership LP
3.875% due 06/30/2028		200	165

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,000	492

Deutsche Bank AG
5.882% due 07/08/2031 •		1,300	1,043

Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •	EUR	1,500	1,387
2.900% due 02/16/2028		$500	394
4.000% due 11/13/2030		650	508
4.125% due 08/17/2027		1,100	949
4.271% due 01/09/2027		1,800	1,577

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,350	1,082

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	429

Getty Images, Inc.
9.750% due 03/01/2027		1,000	994

Howard Hughes Corp.
4.125% due 02/01/2029		500	387
5.375% due 08/01/2028		225	187

Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	1,000	899
7.700% due 09/17/2025 •(g)(h)		$400	334

Intrum AB
3.500% due 07/15/2026	EUR	500	393
4.875% due 08/15/2025		1,000	870

Jefferies Finance LLC
5.000% due 08/15/2028		$600	444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		$600	$450

LeasePlan Corp. NV
7.375% due 05/29/2024 •(g)(h)	EUR	600	528

LFS Topco LLC
5.875% due 10/15/2026		$500	398

Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)		1,500	1,395

Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	384
6.500% due 05/01/2028		450	385

MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	1,100	878

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		$400	291

OneMain Finance Corp.
4.000% due 09/15/2030		500	352
5.375% due 11/15/2029		750	582
6.875% due 03/15/2025		500	471
7.125% due 03/15/2026		500	451

Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	406

Paysafe Finance PLC
3.000% due 06/15/2029	EUR	400	274

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	856
5.750% due 09/15/2031		300	215

PRA Group, Inc.
5.000% due 10/01/2029		1,000	812

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	831

RLJ Lodging Trust LP
4.000% due 09/15/2029		600	471

Rocket Mortgage LLC
4.000% due 10/15/2033		1,000	689

SBA Communications Corp.
3.125% due 02/01/2029		400	323

Sitka Holdings LLC
8.174% due 07/06/2026 •		1,200	1,148

UniCredit SpA
5.459% due 06/30/2035 •		1,000	745

UPC Broadband Finco BV
4.875% due 07/15/2031		400	311

USI, Inc.
6.875% due 05/01/2025		550	529

ZF Finance GmbH
2.750% due 05/25/2027	EUR	1,100	860

			32,144

INDUSTRIALS 61.0%

AdaptHealth LLC
5.125% due 03/01/2030		$400	330

Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	454

ADT Security Corp.
4.875% due 07/15/2032		$400	323

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		700	556

Ahead DB Holdings LLC
6.625% due 05/01/2028		750	641

Air Canada
3.875% due 08/15/2026		800	688

Albion Financing 1 SARL
6.125% due 10/15/2026		450	381

Altice Financing SA
3.000% due 01/15/2028	EUR	500	370
5.750% due 08/15/2029		$750	576

Altice France Holding SA
6.000% due 02/15/2028		1,000	636
8.000% due 05/15/2027	EUR	500	373

Altice France SA
4.000% due 07/15/2029		350	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/15/2028		$500	$397
8.125% due 02/01/2027		350	314

American Airlines, Inc.
5.500% due 04/20/2026		1,700	1,599
5.750% due 04/20/2029		1,200	1,049

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		300	263

Apache Corp.
4.875% due 11/15/2027		1,000	920

Arches Buyer, Inc.
6.125% due 12/01/2028		550	427

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	500	351

Ardagh Packaging Finance PLC
2.125% due 08/15/2026		500	378

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		$400	357

Ashland Services BV
2.000% due 01/30/2028	EUR	1,000	784

ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		$550	424
7.500% due 09/30/2029		200	132

At Home Group, Inc.
7.125% due 07/15/2029		700	414

Atlantia SpA
1.625% due 02/03/2025	EUR	500	445
1.875% due 07/13/2027		1,000	790

Avantor Funding, Inc.
3.875% due 07/15/2028		500	425
3.875% due 11/01/2029		$500	407

Avient Corp.
7.125% due 08/01/2030		325	301

Axalta Coating Systems Dutch Holding B BV
3.750% due 01/15/2025	EUR	325	293

B.C. Unlimited Liability Co.
3.875% due 01/15/2028		$1,000	872
4.000% due 10/15/2030		1,950	1,540

Bath & Body Works, Inc.
6.875% due 11/01/2035		350	293

Bausch Health Cos., Inc.
5.500% due 11/01/2025		1,000	796
11.000% due 09/30/2028		290	288
14.000% due 10/15/2030		57	47

BC Ltd.
9.000% due 01/30/2028		163	86

BCP Modular Services Finance PLC
6.750% due 11/30/2029	EUR	800	546

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$1,025	890

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (b)		450	307

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	1,050	888

Block, Inc.
3.500% due 06/01/2031		$425	330

Boise Cascade Co.
4.875% due 07/01/2030		850	708

Bombardier, Inc.
6.000% due 02/15/2028		900	754
7.125% due 06/15/2026		500	459
7.500% due 03/15/2025		635	618

Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	250	231

Buckeye Partners LP
4.125% due 03/01/2025		$375	344
4.500% due 03/01/2028		250	213

Builders FirstSource, Inc.
5.000% due 03/01/2030		500	426
6.375% due 06/15/2032		500	445

CAB SELAS
3.375% due 02/01/2028	EUR	250	188

Cable One, Inc.
4.000% due 11/15/2030		$450	351

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	85

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cablevision Lightpath LLC
5.625% due 09/15/2028		$750	$601

Camelot Finance SA
4.500% due 11/01/2026		550	498

Carnival Corp.
7.625% due 03/01/2026		650	495
10.500% due 02/01/2026		1,400	1,387

Carnival PLC
1.000% due 10/28/2029	EUR	600	287

Carvana Co.
4.875% due 09/01/2029		$500	245
5.500% due 04/15/2027		250	137

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	2,000	1,520

CB High Ridge
8.875% due 03/15/2025 «		$1,750	29

CCO Holdings LLC
4.500% due 08/15/2030		1,500	1,190
4.500% due 05/01/2032		1,500	1,147
4.500% due 06/01/2033		1,000	741
5.000% due 02/01/2028		300	259

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		250	228

CDI Escrow Issuer, Inc.
5.750% due 04/01/2030		600	525

Cellnex Finance Co. SA
2.000% due 02/15/2033	EUR	1,400	897

Centene Corp.
2.500% due 03/01/2031		$500	378
3.375% due 02/15/2030		250	205

Charles River Laboratories International, Inc.
3.750% due 03/15/2029		500	417

Chemours Co.
4.000% due 05/15/2026	EUR	535	456

Cheniere Energy Partners LP
3.250% due 01/31/2032		$1,000	770

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	900	728

Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	479
6.750% due 04/15/2029		600	576

Chobani LLC
7.500% due 04/15/2025		100	92

Chrome Bidco SASU
3.500% due 05/31/2028	EUR	200	156

Cirsa Finance International SARL
4.750% due 05/22/2025		500	439
6.250% due 12/20/2023		425	407

Clarios Global LP
4.375% due 05/15/2026		1,500	1,304

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$500	414
4.875% due 07/01/2029		500	392

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	227

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030		500	415

CommScope, Inc.
4.750% due 09/01/2029		650	531
7.125% due 07/01/2028		850	658
8.250% due 03/01/2027		375	310

Community Health Systems, Inc.
4.750% due 02/15/2031		800	539
5.625% due 03/15/2027		400	308
6.875% due 04/01/2028		750	345
6.875% due 04/15/2029		450	218
8.000% due 03/15/2026		500	434

Condor Merger Sub, Inc.
7.375% due 02/15/2030		500	410

Consolidated Communications, Inc.
5.000% due 10/01/2028		275	192

Coty, Inc.
3.875% due 04/15/2026	EUR	500	444
4.750% due 04/15/2026		500	426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 01/15/2029		$300	$254
5.000% due 04/15/2026		1,000	912

CQP Holdco LP
5.500% due 06/15/2031		700	593

CSC Holdings LLC
6.500% due 02/01/2029		1,000	885

Ctec GmbH
5.250% due 02/15/2030	EUR	200	148

DaVita, Inc.
4.625% due 06/01/2030		$1,100	854

Diamond BC BV
4.625% due 10/01/2029		50	35

Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK)
9.000% due 04/22/2027 (b)		21	19

Diamond Offshore Drilling, Inc.
13.000% due 12/21/2026 «(a)		11	11

Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	250
6.625% due 08/15/2027		500	37

DirecTV Financing LLC
5.875% due 08/15/2027		1,700	1,469

DISH DBS Corp.
5.250% due 12/01/2026		1,400	1,150
5.750% due 12/01/2028		400	303

DT Midstream, Inc.
4.125% due 06/15/2029		800	678
4.375% due 06/15/2031		500	413

Dufry One BV
3.375% due 04/15/2028	EUR	800	602

Endo Dac
6.000% due 06/30/2028 ^(c)		$982	56

Endurance International Group Holdings, Inc.
6.000% due 02/15/2029		750	499

Energizer Holdings, Inc.
4.375% due 03/31/2029		500	372
4.750% due 06/15/2028		300	238

EnLink Midstream LLC
5.625% due 01/15/2028		500	468
6.500% due 09/01/2030		350	343

EnLink Midstream Partners LP
4.850% due 07/15/2026		500	460

EQM Midstream Partners LP
4.000% due 08/01/2024		375	350
4.750% due 01/15/2031		500	398
7.500% due 06/01/2030		300	284

Fertitta Entertainment LLC
6.750% due 01/15/2030		750	571

First Student Bidco, Inc.
4.000% due 07/31/2029		700	569

Foundation Building Materials, Inc.
6.000% due 03/01/2029		400	293

Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	337
6.000% due 01/15/2030		900	709
6.750% due 05/01/2029		250	207

Full House Resorts, Inc.
8.250% due 02/15/2028		650	586

Gap, Inc.
3.625% due 10/01/2029		500	326

Garda World Security Corp.
6.000% due 06/01/2029		400	294

GCP Applied Technologies, Inc.
5.500% due 04/15/2026		1,000	1,014

Global Medical Response, Inc.
6.500% due 10/01/2025		400	336

GoTo Group, Inc.
5.500% due 09/01/2027		325	200

Graham Packaging Co., Inc.
7.125% due 08/15/2028		500	403

Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	1,200	873

Grifols SA
2.250% due 11/15/2027		300	230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

H-Food Holdings LLC
8.500% due 06/01/2026		$900	$573

Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		450	413

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	461
3.750% due 05/01/2029		375	310

Hilton Grand Vacations Borrower Escrow LLC
5.000% due 06/01/2029		625	505

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		500	446

iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	835
6.375% due 05/01/2026		250	233

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		250	213

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		500	431

Illuminate Buyer LLC
9.000% due 07/01/2028		400	333

IMA Industria Macchine Automatiche SpA
3.750% due 01/15/2028	EUR	300	234

Imola Merger Corp.
4.750% due 05/15/2029		$400	338

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	375	303

INEOS Styrolution Group GmbH
2.250% due 01/16/2027		300	227

Innophos Holdings, Inc.
9.375% due 02/15/2028		$700	675

Installed Building Products, Inc.
5.750% due 02/01/2028		800	721

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		2,109	1,798

International Game Technology PLC
2.375% due 04/15/2028 (k)	EUR	2,000	1,559

IQVIA, Inc.
2.250% due 01/15/2028		1,500	1,186

Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028		550	352

JELD-WEN, Inc.
4.875% due 12/15/2027		$400	287

LABL, Inc.
6.750% due 07/15/2026		1,000	908
10.500% due 07/15/2027		300	256

Laboratoire Eimer Selas
5.000% due 02/01/2029	EUR	200	142

Lamb Weston Holdings, Inc.
4.375% due 01/31/2032		$600	497

Las Vegas Sands Corp.
3.900% due 08/08/2029		300	248

LBM Acquisition LLC
6.250% due 01/15/2029		250	170

Legacy LifePoint Health LLC
4.375% due 02/15/2027		400	331

Level 3 Financing, Inc.
3.750% due 07/15/2029		800	588

LifePoint Health, Inc.
5.375% due 01/15/2029		500	350

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		600	510

Loxam SAS
4.500% due 02/15/2027	EUR	700	584

Madison IAQ LLC
5.875% due 06/30/2029		$400	279

Manitowoc Co., Inc.
9.000% due 04/01/2026		450	410

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	500	392

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	500	452

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$400	317

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	500	$460
7.250% due 04/15/2025		$400	352

Medline Borrower LP
3.875% due 04/01/2029		300	241

MGM China Holdings Ltd.
4.750% due 02/01/2027		1,000	779

MGM Resorts International
6.000% due 03/15/2023		500	501

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		500	413

MPH Acquisition Holdings LLC
5.750% due 11/01/2028		650	489

NCL Corp. Ltd.
5.875% due 03/15/2026		875	667

NESCO Holdings, Inc.
5.500% due 04/15/2029		250	209

Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	350	301

Nidda Healthcare Holding GmbH
3.500% due 09/30/2024		1,500	1,338

Nielsen Finance LLC
4.500% due 07/15/2029		$1,100	1,098
5.625% due 10/01/2028		250	249

Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (b)		146	163

Norican AS
4.500% due 05/15/2023	EUR	400	359

Novelis Corp.
3.250% due 11/15/2026		$450	376

NuStar Logistics LP
5.750% due 10/01/2025		250	232
6.375% due 10/01/2030		500	429

Occidental Petroleum Corp.
6.200% due 03/15/2040		500	485
7.875% due 09/15/2031		1,500	1,604

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		725	558
5.375% due 10/01/2029	EUR	500	360

Open Text Holdings, Inc.
4.125% due 12/01/2031		$550	415

Organon & Co.
2.875% due 04/30/2028	EUR	500	393
4.125% due 04/30/2028		$500	429
5.125% due 04/30/2031		600	492

Owens & Minor, Inc.
4.500% due 03/31/2029		500	393

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		875	735

Pactiv LLC
7.950% due 12/15/2025		600	558

Park River Holdings, Inc.
5.625% due 02/01/2029		800	521

Parkland Corp.
4.625% due 05/01/2030		500	406

PDC Energy, Inc.
5.750% due 05/15/2026		500	463

Pediatrix Medical Group, Inc.
5.375% due 02/15/2030		400	332

Performance Food Group, Inc.
4.250% due 08/01/2029		600	501

Permian Resources Operating LLC
5.375% due 01/15/2026		1,000	916

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044		400	276

PetSmart, Inc.
7.750% due 02/15/2029		600	537

Picard Midco, Inc.
6.500% due 03/31/2029		350	296

Post Holdings, Inc.
4.625% due 04/15/2030		500	412

Presidio Holdings, Inc.
8.250% due 02/01/2028		750	648

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		$825	$737

Prime Security Services Borrower LLC
6.250% due 01/15/2028		500	427

Q-Park Holding BV
2.000% due 03/01/2027	EUR	1,000	780

Quatrim SASU
5.875% due 01/15/2024		500	459

Radiate Holdco LLC
6.500% due 09/15/2028		$750	525

Radiology Partners, Inc.
9.250% due 02/01/2028		150	98

Revlon Consumer Products Corp.
6.250% due 08/01/2024		200	28

Rite Aid Corp.
7.500% due 07/01/2025		225	172

Rockcliff Energy LLC
5.500% due 10/15/2029		400	351

Rockies Express Pipeline LLC
4.800% due 05/15/2030		600	493

Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	449
4.625% due 02/16/2026		450	405
5.750% due 10/15/2027		$1,000	871

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027		500	368

Scientific Games Holdings LP
6.625% due 03/01/2030		400	321

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		500	414

Scripps Escrow, Inc.
3.875% due 01/15/2029		600	479

Seagate HDD Cayman
4.125% due 01/15/2031		700	527
5.750% due 12/01/2034		200	159

Sensata Technologies BV
4.000% due 04/15/2029		1,000	830

Sensata Technologies, Inc.
3.750% due 02/15/2031		400	316

Shelf Drilling North Sea Holdings Ltd.
10.250% due 10/31/2025		400	395

Sigma Holdco BV
7.875% due 05/15/2026		800	518

Sirius XM Radio, Inc.
3.875% due 09/01/2031		250	194

SM Energy Co.
6.750% due 09/15/2026		250	241

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		375	362
7.500% due 04/15/2025		1,000	944

SRS Distribution, Inc.
4.625% due 07/01/2028		400	344
6.000% due 12/01/2029		550	440

Stagwell Global LLC
5.625% due 08/15/2029		800	659

Standard Industries, Inc.
3.375% due 01/15/2031		1,000	705
5.000% due 02/15/2027		1,000	887

Station Casinos LLC
4.625% due 12/01/2031		350	265

Strathcona Resources Ltd.
6.875% due 08/01/2026		800	680

Studio City Finance Ltd.
5.000% due 01/15/2029		200	89

Suburban Propane Partners LP
5.000% due 06/01/2031		400	329

Summer BC Holdco A SARL
9.250% due 10/31/2027	EUR	721	567

Summer BC Holdco B SARL
5.750% due 10/31/2026		150	126

Surgery Center Holdings, Inc.
10.000% due 04/15/2027		$1,000	974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syneos Health, Inc.
3.625% due 01/15/2029		$500	$399

Team Health Holdings, Inc.
6.375% due 02/01/2025		1,150	854

TEGNA, Inc.
5.000% due 09/15/2029		1,000	923

Tenet Healthcare Corp.
6.125% due 06/15/2030		500	459
6.875% due 11/15/2031		900	801

TK Elevator Holdco GmbH
7.625% due 07/15/2028		448	376

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027		500	426

TopBuild Corp.
3.625% due 03/15/2029		500	396

TransDigm, Inc.
4.625% due 01/15/2029		300	242
5.500% due 11/15/2027		2,000	1,744

Travel & Leisure Co.
6.625% due 07/31/2026		750	704

Trident TPI Holdings, Inc.
9.250% due 08/01/2024		650	600

Triumph Group, Inc.
7.750% due 08/15/2025		500	383

Twilio, Inc.
3.875% due 03/15/2031		250	197

U.S. Acute Care Solutions LLC
6.375% due 03/01/2026		800	673

U.S. Renal Care, Inc.
10.625% due 07/15/2027		600	280

Uber Technologies, Inc.
4.500% due 08/15/2029		375	316

United Airlines, Inc.
4.375% due 04/15/2026		800	715
4.625% due 04/15/2029		900	747

Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (b)		399	393

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		500	390

Verisure Holding AB
3.250% due 02/15/2027	EUR	500	400

Veritas U.S., Inc.
7.500% due 09/01/2025		$450	345

Vertiv Group Corp.
4.125% due 11/15/2028		800	645

Viavi Solutions, Inc.
3.750% due 10/01/2029		400	321

Viking Cruises Ltd.
5.875% due 09/15/2027		400	306
13.000% due 05/15/2025		250	259

Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	1,250	883

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031		1,000	744

VOC Escrow Ltd.
5.000% due 02/15/2028		$500	408

Waste Pro USA, Inc.
5.500% due 02/15/2026		450	396

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 (b)		649	590

Western Midstream Operating LP
5.450% due 04/01/2044		500	411

White Cap Buyer LLC
6.875% due 10/15/2028		400	327

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (b)		750	637

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	1,250	879

WR Grace Holdings LLC
5.625% due 08/15/2029		$350	263

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	882
5.500% due 03/01/2025		100	94

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	87

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wynn Resorts Finance LLC
5.125% due 10/01/2029		$500	$405

Yum! Brands, Inc.
6.875% due 11/15/2037		350	350

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	201
6.125% due 03/01/2028		400	281

ZipRecruiter, Inc.
5.000% due 01/15/2030		500	405

			149,195

UTILITIES 4.7%

Antero Midstream Partners LP
5.375% due 06/15/2029		700	619

Calpine Corp.
5.125% due 03/15/2028		750	646

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,350	1,074

Comstock Resources, Inc.
6.750% due 03/01/2029		500	462

Electricite de France SA
2.625% due 12/01/2027 •(g)	EUR	1,000	692
5.625% due 01/22/2024 •(g)		$1,000	899

Endeavor Energy Resources LP
5.750% due 01/30/2028		500	477

Genesis Energy LP
7.750% due 02/01/2028		400	348

Lorca Telecom Bondco SA
4.000% due 09/18/2027	EUR	500	428

NRG Energy, Inc.
3.625% due 02/15/2031		$500	391

Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,742

Sprint Corp.
7.875% due 09/15/2023		1,000	1,012

Tallgrass Energy Partners LP
6.000% due 12/31/2030		500	426

Telecom Italia Capital SA
6.375% due 11/15/2033		1,000	780

TerraForm Power Operating LLC
5.000% due 01/31/2028		300	265

Vodafone Group PLC
5.125% due 06/04/2081 •		400	271
7.000% due 04/04/2079 •		950	906

			11,438

Total Corporate Bonds & Notes (Cost $242,821)			192,777

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Transocean, Inc.
4.625% due 09/30/2029		450	382

Total Convertible Bonds & Notes (Cost $500)			382

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.0%

U.S. Treasury Notes
1.750% due 03/15/2025		$11,400	$10,737
4.125% due 09/30/2027		4,000	4,013

Total U.S. Treasury Obligations (Cost $14,897)			14,750

SOVEREIGN ISSUES 2.9%

Republic of Germany Government International Bond
1.300% due 10/15/2027	EUR	5,800	5,509

United Kingdom Gilt
0.250% due 07/31/2031	GBP	1,900	1,514

Total Sovereign Issues (Cost $8,386)			7,023

		SHARES
COMMON STOCKS 0.8%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	71

iHeartMedia, Inc. ‘A’ (d)		11,879	87

iHeartMedia, Inc. ‘B’ «(d)		9,227	61

			219

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)		294,527	0

ENERGY 0.0%

CHC Group LLC «(d)		3,887	0

FINANCIALS 0.3%

DB Investors, Inc. «(d)(i)		13	0

Intelsat SA «(d)(i)		28,358	794

			794

INDUSTRIALS 0.4%

Healogics, Inc. «(d)		44,931	995

Total Common Stocks (Cost $8,173)			2,008

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA «(d)		2,968	13

Total Rights (Cost $0)			13

WARRANTS 0.0%

FINANCIALS 0.0%

DB Investors, Inc. - Exp. 01/18/2024 (i)		50	0

	SHARES	MARKET VALUE (000S)

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	2,968	$15

Total Warrants (Cost $0)		15

PREFERRED SECURITIES 2.4%

INDUSTRIALS 2.4%

Sequa Corp. (15.000% PIK)
15.000% «(b)	4,318	5,784

Total Preferred Securities (Cost $2,400)		5,784

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS (j) 0.4%
		1,036

U.S. TREASURY BILLS 7.0%
1.986% due 10/04/2022 - 11/17/2022 (e)(f)	$17,200	17,190

Total Short-Term Instruments (Cost $18,228)		18,226

Total Investments in Securities (Cost $299,876)		245,245

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	13,044	127

Total Short-Term Instruments (Cost $126)		127

Total Investments in Affiliates (Cost $126)		127

Total Investments 100.3% (Cost $300,002)		$245,372

Financial Derivative Instruments (l)(m) 0.6% (Cost or Premiums, net $(357))		1,387

Other Assets and Liabilities, net (0.9)%		(2,163)

Net Assets 100.0%		$244,596

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DB Investors, Inc.	06/28/2019	$0	$0	0.00%
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019	0	0	0.00
Intelsat SA	09/11/2013 - 10/29/2021	2,215	794	0.32

		$2,215	$794	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$1,036	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,057)	$1,036	$1,036

Total Repurchase Agreements						$(1,057)	$1,036	$1,036

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	(0.500)%	09/22/2022	TBD	(3)	EUR	(1,681)	$(1,647)
	0.000	09/21/2022	TBD	(3)		(407)	(399)
	0.000	10/03/2022	TBD	(3)		(316)	(310)
FBF	(2.750)	09/23/2022	TBD	(3)		(380)	(372)

Total Reverse Repurchase Agreements							$(2,728)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(2,356)	$0	$(2,356)	$1,954	$(402)
FBF	0	(372)	0	(372)	366	(6)
FICC	1,036	0	0	1,036	(1,057)	(21)

Total Borrowings and Other Financing Transactions	$1,036	$(2,728)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,418)	$(2,418)

Total Borrowings	$0	$0	$0	$(2,418)	$(2,418)

Payable for reverse repurchase agreements(5)					$(2,418)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

(k)	Securities with an aggregate market value of $2,320 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,104) at a weighted average interest rate of (0.469%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(310) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$17,127	$93	$(450)	$(357)	$0	$(6)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	10,300	(450)	46	(404)	2	(3)

Total Swap Agreements					$(357)	$(404)	$(761)	$2	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$2	$2	$0	$0	$(9)	$(9)

Cash of $2,808 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2022	GBP	3,505		$4,081	$167	$0
	10/2022		$666	EUR	665	0	(14)
	10/2022		480	GBP	415	0	(17)
	11/2022	GBP	3,090		$3,451	0	(1)

GLM	10/2022		$504	EUR	505	0	(9)

MBC	10/2022		1,691		1,703	0	(22)

MYI	10/2022		44,121		45,731	697	0
	11/2022	EUR	45,731		$44,211	0	(696)

SCX	10/2022		$371	EUR	380	1	0

SOG	10/2022	EUR	48,983		$49,294	1,288	0

Total Forward Foreign Currency Contracts						$2,153	$(759)

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$167	$0	$0	$167	$(32)	$0	$0	$(32)	$135	$0	$135
GLM	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
MBC	0	0	0	0	(22)	0	0	(22)	(22)	0	(22)
MYI	697	0	0	697	(696)	0	0	(696)	1	0	1
SCX	1	0	0	1	0	0	0	0	1	0	1
SOG	1,288	0	0	1,288	0	0	0	0	1,288	(1,560)	(272)

Total Over the Counter	$2,153	$0	$0	$2,153	$(759)	$0	$0	$(759)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,153	$0	$2,153

	$0	$2	$0	$2,153	$0	$2,155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$9	$0	$0	$0	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$759	$0	$759

	$0	$9	$0	$759	$0	$768

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,943)	$0	$0	$(1)	$(1,944)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,592	$0	$6,592

	$0	$(1,943)	$0	$6,592	$(1)	$4,648

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$72	$0	$0	$0	$72

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$232	$0	$232

	$0	$72	$0	$232	$0	$304

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,049	$1,218	$4,267
Corporate Bonds & Notes
Banking & Finance	0	32,144	0	32,144
Industrials	0	149,156	39	149,195
Utilities	0	11,438	0	11,438
Convertible Bonds & Notes
Industrials	0	382	0	382
U.S. Treasury Obligations	0	14,750	0	14,750
Sovereign Issues	0	7,023	0	7,023
Common Stocks
Communication Services	158	0	61	219
Financials	0	0	794	794
Industrials	0	0	995	995
Rights
Financials	0	0	13	13
Warrants
Financials	0	0	15	15
Preferred Securities
Industrials	0	0	5,784	5,784
Short-Term Instruments
Repurchase Agreements	0	1,036	0	1,036
U.S. Treasury Bills	0	17,190	0	17,190

	$158	$236,168	$8,919	$245,245

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127	$0	$0	$127

Total Investments	$285	$236,168	$8,919	$245,372

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	2,153	0	2,153

	$0	$2,155	$0	$2,155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(759)	0	(759)

	$0	$(768)	$0	$(768)

Total Financial Derivative Instruments	$0	$1,387	$0	$1,387

Totals	$285	$237,555	$8,919	$246,759

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,274	$0	$(53)	$0	$0	$(3)	$0	$0	$1,218	$(3)
Corporate Bonds & Notes
Industrials	719	3	(4)	0	0	(89)	0	(590)	39	4
Common Stocks
Communication Services	157	0	0	0	0	(96)	0	0	61	(96)
Financials	865	0	0	0	0	(71)	0	0	794	(71)
Industrials	803	0	0	0	0	192	0	0	995	191
Materials	0	0	(84)	0	84	0	0	0	0	0
Rights
Financials	13	0	0	0	0	0	0	0	13	(1)
Warrants(2)
Financials	15	0	0	0	0	0	0	0	15	0
Preferred Securities
Industrials	4,995	0	0	0	0	789	0	0	5,784	788

Totals	$8,841	$3	$(141)	$0	$84	$722	$0	$(590)	$8,919	$812

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,218	Discounted Cash Flow	Discount Rate		13.500	—
Corporate Bonds & Notes
Industrials	11	Discounted Cash Flow	Discount Rate		10.230	—
	28	Expected Recovery	Price		1.629	—
Common Stocks
Communication Services	61	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	794	Indicative Market Quotation	Price	$	0.250 - 28.000	28.000
Industrials	995	Market Comparable Valuation	EBITDA Multiple	X	8.800	—
Rights
Financials	13	Other Valuation Techniques(3)	—		—	—
Warrants
Financials	15	Other Valuation Techniques(3)	—		—	—
Preferred Securities
Industrials	5,784	Market Comparable Valuation	Earnings Multiple	X	11.809	—

Total	$8,919

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Rights to Warrants since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	93

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.3%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$5,450	$5,295

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~		3,990	3,804

Arches Buyer, Inc.
6.365% (LIBOR01M + 3.250%) due 12/06/2027 ~		6,174	5,578

Avolon TLB Borrower 1 (U.S.) LLC
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~		2,756	2,691

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		264	258

Carnival Corp.
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		5,856	5,168

Castlelake Aviation Ltd.
6.043% (LIBOR03M + 2.750%) due 10/22/2026 ~		2,267	2,196

Catalent Pharma Solutions, Inc.
5.063% (LIBOR01M + 2.000%) due 02/22/2028 ~		594	590

Chobani LLC
6.615% (LIBOR01M + 3.500%) due 10/25/2027 ~		983	904

Citadel Securities LP
5.649% due 02/02/2028		2,364	2,302

CommScope, Inc.
6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~		1,649	1,527

Delos Finance SARL
5.424% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,301

Diamond Sports Group LLC
10.695% due 05/26/2026		872	841

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		1,911	1,785

EW Scripps Co.
5.678% (LIBOR01M + 2.563%) due 05/01/2026 ~		869	842

Instant Brands Holdings, Inc.
7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		5,981	4,103

IQVIA, Inc.
3.193% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	955

IRB Holding Corp.
5.695% due 12/15/2027		$4,913	4,615

Jazz Financing Lux SARL
6.615% (LIBOR01M + 3.500%) due 05/05/2028 ~		2,761	2,674

KKR Apple Bidco LLC
5.865% (LIBOR01M + 2.750%) due 09/23/2028 ~		1,985	1,900

MH Sub LLC
6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~		4,489	4,291

Nielsen Finance LLC
4.705% (LIBOR01M + 2.000%) due 10/04/2023 ~		231	231

Numericable Group SA
3.238% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,538	1,367

Parexel International Corp.
6.365% (LIBOR01M + 3.250%) due 11/15/2028 ~		$898	859

Polaris Newco LLC
7.674% (LIBOR01M + 4.000%) due 06/02/2028 ~		4,853	4,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar National Bank
TBD% due 11/06/2023 «	$3,700	$3,696

Rackspace Technology Global, Inc.
5.617% (LIBOR03M + 2.750%) due 02/15/2028 ~	3,131	2,251

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~	3,533	3,294

Reynolds Group Holdings, Inc.
6.615% (LIBOR01M + 3.500%) due 09/24/2028 ~	1,584	1,523

Scientific Games Holdings LP
5.617% due 04/04/2029	3,800	3,529

Setanta Aircraft Leasing Designated Activity Co.
5.674% (LIBOR03M + 2.000%) due 11/05/2028 ~	4,500	4,404

SkyMiles IP Ltd.
6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~	5,500	5,530

Southwestern Energy Co.
6.203% due 06/22/2027	1,092	1,079

Spa Holdings 3 Oy
7.424% (LIBOR03M + 3.750%) due 02/04/2028 ~	3,448	3,204

Spirit Aerosystems, Inc.
6.865% (LIBOR01M + 3.750%) due 01/15/2025 ~	2,178	2,161

TIBCO Software, Inc.
TBD% due 03/20/2029	4,000	3,599

Trans Union LLC
5.365% (LIBOR01M + 2.250%) due 12/01/2028 ~	1,727	1,676

U.S. Foods, Inc.
5.865% (LIBOR01M + 2.750%) due 11/22/2028 ~	1,322	1,294

USI, Inc.
6.924% (LIBOR03M + 3.250%) due 12/02/2026 ~	875	846

Viad Corp.
8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~	1,579	1,505

Westmoreland Mining Holdings LLC (15.000% PIK)
15.000% due 03/15/2029 (a)	3,051	2,080

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~	1,247	1,048

Total Loan Participations and Assignments (Cost $117,899)		108,287

CORPORATE BONDS & NOTES 65.9%

BANKING & FINANCE 23.7%

AerCap Ireland Capital DAC
3.850% due 10/29/2041	8,400	5,595

Agree LP
4.800% due 10/01/2032	700	625

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051	1,500	914
3.375% due 08/15/2031	2,200	1,849
3.550% due 03/15/2052	2,500	1,697
4.000% due 02/01/2050	800	598
4.850% due 04/15/2049	700	588

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^(b)(g)	1,200	110

Allstate Corp.
6.500% due 05/15/2067 •	1,400	1,375

Ally Financial, Inc.
8.000% due 11/01/2031	5,350	5,617

American Financial Group, Inc.
4.500% due 06/15/2047	7,700	6,066

American Homes 4 Rent LP
3.375% due 07/15/2051	2,000	1,237
4.250% due 02/15/2028	1,800	1,660
4.900% due 02/15/2029	300	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American International Group, Inc.
4.750% due 04/01/2048		$600	$516

American Tower Corp.
1.875% due 10/15/2030		1,300	964
2.950% due 01/15/2051		8,300	4,998
3.100% due 06/15/2050		10,900	6,816
3.700% due 10/15/2049		10,000	6,859

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,032

Aon Corp.
2.600% due 12/02/2031		1,200	940

Arch Capital Finance LLC
5.031% due 12/15/2046		500	425

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,685

Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	902
3.650% due 02/01/2052		1,900	1,168

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,580
3.600% due 09/15/2051		1,200	787

Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,339
4.875% due 10/01/2025		4,500	4,185

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,000	1,811

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,482

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	1,687
2.625% due 04/28/2025		1,000	843

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(f)(g)		600	539

Banco Bradesco SA
3.200% due 01/27/2025		$2,100	1,976

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		200	186

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(f)(g)		1,100	901
6.625% due 01/24/2032 •(f)(g)		3,600	2,832

Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,596
2.676% due 06/19/2041 •		19,400	12,574
2.972% due 07/21/2052 •		800	492
3.311% due 04/22/2042 •		17,200	12,122
3.946% due 01/23/2049 •		265	197
4.244% due 04/24/2038 •		5,185	4,284
4.443% due 01/20/2048 •		100	81
4.571% due 04/27/2033 •		3,000	2,691
7.750% due 05/14/2038		7,700	8,563

Bank of America NA
6.000% due 10/15/2036		1,200	1,186

Barclays PLC
5.501% due 08/09/2028 •		2,800	2,628
5.746% due 08/09/2033 •		14,200	12,919
7.250% due 03/15/2023 •(f)(g)	GBP	1,200	1,291

Berkshire Hathaway Finance Corp.
4.250% due 01/15/2049		$70	58

BGC Partners, Inc.
4.375% due 12/15/2025		600	561
5.375% due 07/24/2023		3,300	3,299

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	210
3.200% due 01/30/2052		10,000	6,428
3.500% due 09/10/2049		2,500	1,728

Blackstone Private Credit Fund
4.700% due 03/24/2025		3,700	3,506

Blackstone Secured Lending Fund
2.850% due 09/30/2028		3,000	2,278

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	2,907

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas SA
3.132% due 01/20/2033 •		$4,200	$3,192

Brighthouse Financial, Inc.
3.850% due 12/22/2051		2,800	1,701

Brixmor Operating Partnership LP
4.125% due 05/15/2029		1,200	1,044

Brookfield Finance LLC
3.450% due 04/15/2050		2,000	1,267

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,508
3.625% due 02/15/2052		1,900	1,250

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		700	634

CaixaBank SA
3.625% due 09/14/2028 •(f)(g)	EUR	1,400	871

Carlyle Finance LLC
5.650% due 09/15/2048		$3,100	2,758

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	951

Chubb INA Holdings, Inc.
4.350% due 11/03/2045		85	72

CI Financial Corp.
4.100% due 06/15/2051		1,200	716

Citigroup, Inc.
3.057% due 01/25/2033 •(h)		2,500	1,972
8.125% due 07/15/2039		2,900	3,436

CME Group, Inc.
4.150% due 06/15/2048		1,825	1,575

Commonwealth Bank of Australia
3.784% due 03/14/2032 (g)		1,800	1,437

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	828
5.250% due 05/24/2041		75	74

Corporate Office Properties LP
2.900% due 12/01/2033		1,100	764

Credit Suisse Group AG
3.750% due 03/26/2025		500	466
3.869% due 01/12/2029 •		750	613
4.194% due 04/01/2031 •		600	473
5.250% due 02/11/2027 •(f)(g)		1,593	1,123
6.250% due 12/18/2024 •(f)(g)		1,000	860
6.375% due 08/21/2026 •(f)(g)		4,873	3,557
6.442% due 08/11/2028 •		6,500	6,053
6.537% due 08/12/2033 •		6,950	6,255
7.500% due 12/11/2023 •(f)(g)		2,200	2,028

Crown Castle, Inc.
2.100% due 04/01/2031		1,000	751
3.250% due 01/15/2051		900	572
4.300% due 02/15/2029		605	556
4.750% due 05/15/2047		2,650	2,179
5.200% due 02/15/2049		13,248	11,444

CubeSmart LP
2.500% due 02/15/2032		500	375
4.375% due 02/15/2029		1,900	1,751

Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	4,125
3.729% due 01/14/2032 •(h)		5,900	3,981
3.742% due 01/07/2033 •		1,000	650
3.961% due 11/26/2025 •		5,800	5,419

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	3,852

EPR Properties
3.750% due 08/15/2029		2,450	1,895
4.500% due 06/01/2027		1,167	1,009

Equinix, Inc.
3.000% due 07/15/2050		3,200	1,968
3.400% due 02/15/2052		2,500	1,653

Equitable Holdings, Inc.
4.350% due 04/20/2028		200	188

Erste Group Bank AG
4.250% due 10/15/2027 •(f)(g)	EUR	1,200	848

Essex Portfolio LP
2.650% due 03/15/2032		$3,000	2,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Everest Reinsurance Holdings, Inc.
3.500% due 10/15/2050		$2,000	$1,328

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		2,500	2,353

Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	5,784

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	4,668

First Republic Bank
4.625% due 02/13/2047		2,000	1,610

Flourish Century
6.600% due 02/04/2049 ^«(b)(h)		4,900	544

FMR LLC
6.450% due 11/15/2039		4,500	4,631

Ford Motor Credit Co. LLC
4.950% due 05/28/2027		4,500	4,027
5.584% due 03/18/2024		2,500	2,454

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		8,400	6,732

Franklin Resources, Inc.
2.950% due 08/12/2051		900	570

Freedom Mortgage Corp.
8.250% due 04/15/2025		3,540	2,932

FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,099

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,648

GLP Capital LP
4.000% due 01/15/2030		5,000	4,186
5.300% due 01/15/2029		3,600	3,289

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		18,700	14,517
3.102% due 02/24/2033 •		800	636
3.436% due 02/24/2043 •		2,100	1,459
4.017% due 10/31/2038 •		15,100	11,961
4.223% due 05/01/2029 •		640	583

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,036
4.625% due 05/04/2032		2,000	1,836

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,356

High Street Funding Trust
4.682% due 02/15/2048		1,500	1,310

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,111

Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,806

HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	3,988
4.041% due 03/13/2028 •		2,100	1,897
4.583% due 06/19/2029 •		2,090	1,866
5.402% due 08/11/2033 •		10,000	8,905
5.875% due 09/28/2026 •(f)(g)	GBP	5,378	4,801
7.625% due 05/17/2032		$1,800	1,894

Intercontinental Exchange, Inc.
4.250% due 09/21/2048		1,185	969
5.200% due 06/15/2062		3,000	2,695

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		3,100	1,845
7.750% due 01/11/2027 •(f)(g)	EUR	6,850	5,950

Invesco Finance PLC
5.375% due 11/30/2043		$55	49

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		4,000	2,874

JAB Holdings BV
2.200% due 11/23/2030		1,750	1,296

Jefferies Group LLC
6.500% due 01/20/2043		2,100	1,976

JPMorgan Chase & Co.
2.963% due 01/25/2033 •		5,000	3,936
3.109% due 04/22/2051 •		6,300	3,994
3.328% due 04/22/2052 •		18,400	12,179
3.964% due 11/15/2048 •		110	83
8.750% due 09/01/2030		275	325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		$6,400	$699
9.750% due 09/28/2023 ^(b)		2,400	263
11.500% due 01/30/2023 ^(b)		400	44

Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,449
2.650% due 11/15/2033		1,000	703

Kimco Realty Corp.
3.700% due 10/01/2049		1,800	1,244
4.600% due 02/01/2033		3,000	2,714

KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	827
4.850% due 05/17/2032		7,500	6,913

KWG Group Holdings Ltd.
0.000% due 11/10/2024		2,100	434

Lazard Group LLC
4.375% due 03/11/2029		209	192

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,329

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	608

Life Storage LP
4.000% due 06/15/2029		1,600	1,415

Lincoln National Corp.
4.350% due 03/01/2048		3,000	2,334

Lloyds Bank PLC
0.000% due 04/02/2032 þ		4,600	2,812

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	3,566
7.875% due 06/27/2029 •(f)(g)	GBP	200	194

Loews Corp.
4.125% due 05/15/2043		$40	31

Manulife Financial Corp.
5.375% due 03/04/2046		7,300	6,948

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	809
4.350% due 01/30/2047		200	164

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,217

MetLife, Inc.
5.000% due 07/15/2052		500	457

Mid-America Apartments LP
2.875% due 09/15/2051		2,700	1,694

Midcap Financial Issuer Trust
6.500% due 05/01/2028		2,200	1,883

Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		2,200	1,816
5.133% due 07/20/2033 •		5,200	4,865
5.472% due 09/13/2033 •		4,000	3,851

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,424
2.869% due 09/13/2030 •		2,500	2,039
5.669% due 09/13/2033 •		700	674

Morgan Stanley
0.000% due 04/02/2032 þ(h)		11,300	6,383
2.943% due 01/21/2033 •		4,800	3,801

MPT Operating Partnership LP
3.500% due 03/15/2031		1,900	1,327

Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,258

Nationwide Building Society
3.960% due 07/18/2030 •		1,800	1,553

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,185

NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,603
4.600% due 06/28/2031 •(f)(g)		5,200	3,263
4.892% due 05/18/2029 •		5,200	4,741
5.076% due 01/27/2030 •		4,100	3,741
5.125% due 05/12/2027 •(f)(g)	GBP	2,500	2,098

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	377
4.875% due 04/15/2045		2,700	2,217

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	95

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nippon Life Insurance Co.
3.400% due 01/23/2050 •		$1,000	$843

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		3,900	3,302

Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,040
2.679% due 07/16/2030		6,200	4,751
2.999% due 01/22/2032		200	152
5.605% due 07/06/2029		16,500	15,723

Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		1,400	928

Ohio National Financial Services, Inc.
6.050% due 01/24/2030		3,000	2,785

Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	469

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,500	4,133

Owl Rock Capital Corp.
2.875% due 06/11/2028		1,900	1,450

Pacific Life Insurance Co.
9.250% due 06/15/2039		8,800	11,463

Pacific LifeCorp
3.350% due 09/15/2050		700	474

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,530	5,499

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,150	933

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,093

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		6,600	4,730

Physicians Realty LP
3.950% due 01/15/2028		1,900	1,718

Pine Street Trust
5.568% due 02/15/2049		3,800	3,401

Pinnacol Assurance
8.625% due 06/25/2034 «(h)		7,000	7,598

Piper Sandler Cos.
5.200% due 10/15/2023		6,000	5,835

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025		3,200	438

Progressive Corp.
4.125% due 04/15/2047		500	416

Prologis LP
3.000% due 04/15/2050		2,223	1,492

Raymond James Financial, Inc.
4.950% due 07/15/2046		25	22

Rayonier LP
2.750% due 05/17/2031		1,200	938

Realty Income Corp.
3.400% due 01/15/2028		3,300	3,003
3.950% due 08/15/2027		1,100	1,034

Regency Centers LP
4.400% due 02/01/2047		1,100	858
4.650% due 03/15/2049		500	401

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,377
2.150% due 09/01/2031		1,500	1,127

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,268
4.750% due 09/15/2025		3,400	3,224
6.750% due 06/24/2024 •(f)(g)	GBP	700	722

SBA Communications Corp.
3.125% due 02/01/2029		$2,200	1,774
3.875% due 02/15/2027		3,000	2,665

SBA Tower Trust
2.328% due 07/15/2052		200	168

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(b)		1,300	91
5.250% due 05/23/2023 ^(b)(g)		2,300	311

Selective Insurance Group, Inc.
5.375% due 03/01/2049		1,700	1,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		$2,300	$2,292

Sitka Holdings LLC
8.174% due 07/06/2026 •		8,700	8,323

SLM Corp.
4.200% due 10/29/2025		1,600	1,436

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		1,900	1,502

Societe Generale SA
6.221% due 06/15/2033 •		6,400	5,682
7.875% due 12/18/2023 •(f)(g)		1,700	1,634

Spirit Realty LP
3.200% due 02/15/2031		4,300	3,357
4.450% due 09/15/2026		1,300	1,241

Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	956
3.603% due 01/12/2033 •		3,600	2,657

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,100	2,216

Stifel Financial Corp.
4.000% due 05/15/2030		1,100	949

STORE Capital Corp.
2.750% due 11/18/2030		1,400	1,236

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		2,100	1,574
3.050% due 01/14/2042		10,000	6,863

Sunac China Holdings Ltd.
6.500% due 07/09/2023 ^(b)		4,200	618

SVB Financial Group
4.570% due 04/29/2033 •		3,200	2,809

Synchrony Financial
2.875% due 10/28/2031		3,800	2,706

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	326
6.850% due 12/16/2039		371	405

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	734	689
5.661% due 10/13/2041		48	46
5.744% due 04/13/2040		93	91
7.623% due 07/13/2039		2,991	3,405

Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	826

Trust Fibra Uno
6.390% due 01/15/2050		900	631
6.950% due 01/30/2044		5,300	4,059

UBS Group AG
3.179% due 02/11/2043 •		1,400	905
4.375% due 02/10/2031 •(f)(g)		8,900	5,870
4.875% due 02/12/2027 •(f)(g)		11,400	8,906

UDR, Inc.
4.400% due 01/26/2029		700	646

UniCredit SpA
5.459% due 06/30/2035 •		3,400	2,532
6.625% due 06/03/2023 •(f)(g)	EUR	2,200	2,018
7.296% due 04/02/2034 •		$1,400	1,190
7.830% due 12/04/2023		6,900	6,959

Unum Group
4.500% due 12/15/2049		3,100	2,184

Ventas Realty LP
4.875% due 04/15/2049		500	425

VICI Properties LP
3.875% due 02/15/2029		2,800	2,355
4.500% due 01/15/2028		400	355
5.625% due 05/15/2052		2,000	1,659
5.750% due 02/01/2027		1,900	1,794

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	398
5.700% due 07/15/2043		630	567

WEA Finance LLC
3.750% due 09/17/2024		900	851

Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,722
3.350% due 03/02/2033 •		11,600	9,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.611% due 04/25/2053 •		$21,300	$17,337
4.650% due 11/04/2044		70	56

Wells Fargo Bank NA
6.600% due 01/15/2038		3,700	3,874

Welltower, Inc.
4.950% due 09/01/2048		2,950	2,534
5.125% due 03/15/2043		800	678
6.500% due 03/15/2041		925	918

Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,216
6.950% due 10/01/2027		16,922	17,981
7.375% due 03/15/2032		681	736

Willis North America, Inc.
3.875% due 09/15/2049		725	503

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		1,600	86
7.500% due 02/17/2025 ^(b)		300	16
9.250% due 04/15/2023 ^(b)		300	19

			775,781

INDUSTRIALS 29.9%

7-Eleven, Inc.
2.800% due 02/10/2051		3,000	1,756

AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,341
4.250% due 11/21/2049		4,000	3,216
4.400% due 11/06/2042		2,970	2,473
4.450% due 05/14/2046		7,000	5,710
4.700% due 05/14/2045		900	764
4.750% due 03/15/2045		3,000	2,585
4.850% due 06/15/2044		3,300	2,875

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,253

Activision Blizzard, Inc.
2.500% due 09/15/2050		6,900	4,185

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		1,800	1,363

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		788	641

AEP Transmission Co. LLC
4.250% due 09/15/2048		300	246

Aetna, Inc.
4.125% due 11/15/2042		25	19

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,686	1,595

Alcon Finance Corp.
3.800% due 09/23/2049		2,200	1,583

Alibaba Group Holding Ltd.
4.200% due 12/06/2047		6,200	4,493

Altice France SA
3.375% due 01/15/2028	EUR	2,200	1,645

Altria Group, Inc.
3.875% due 09/16/2046		$3,200	2,031
5.800% due 02/14/2039		4,100	3,590

Amazon.com, Inc.
2.700% due 06/03/2060		6,400	3,795
4.250% due 08/22/2057 (j)		8,600	7,187

American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,152	1,876
3.375% due 11/01/2028		3,255	2,716
3.650% due 02/15/2029		2,969	2,627
4.000% due 01/15/2027		349	299

Amgen, Inc.
2.800% due 08/15/2041		100	69
3.375% due 02/21/2050		10,700	7,312
4.563% due 06/15/2048		2,610	2,185
4.663% due 06/15/2051		5,053	4,263
4.875% due 03/01/2053		5,400	4,759

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030 (j)		600	466

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,024
4.900% due 02/01/2046		3,400	2,963

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	$4,100	$3,339
4.750% due 04/15/2058	17,400	14,325
4.950% due 01/15/2042	5,600	5,013

Aptiv PLC
3.100% due 12/01/2051	3,500	1,967
4.150% due 05/01/2052	1,500	1,014

Arrow Electronics, Inc.
2.950% due 02/15/2032	1,500	1,143

Bacardi Ltd.
5.300% due 05/15/2048	3,600	3,072

BAE Systems PLC
3.000% due 09/15/2050	1,800	1,153

Baker Hughes Holdings LLC
4.080% due 12/15/2047	500	372

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	300	220

BAT Capital Corp.
4.540% due 08/15/2047	5,800	3,856

Bayer U.S. Finance LLC
4.400% due 07/15/2044 (j)	6,000	4,512
4.625% due 06/25/2038	1,800	1,494
4.700% due 07/15/2064	75	55
4.875% due 06/25/2048	3,400	2,786

Berry Global, Inc.
1.570% due 01/15/2026	1,400	1,222

Biogen, Inc.
3.250% due 02/15/2051	1,122	728

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,100	1,692

Boeing Co.
3.625% due 02/01/2031	7,900	6,569
3.650% due 03/01/2047	800	508
5.150% due 05/01/2030	4,000	3,705
5.705% due 05/01/2040	6,400	5,606
5.805% due 05/01/2050	5,700	4,966
5.930% due 05/01/2060	7,760	6,664

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	1,500	1,036

Boston Scientific Corp.
4.700% due 03/01/2049	1,516	1,332
6.750% due 11/15/2035	1,500	1,608

BP Capital Markets America, Inc.
3.060% due 06/17/2041	800	572

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	923
4.250% due 10/26/2049	630	529

British Airways Pass-Through Trust
3.300% due 06/15/2034	3,253	2,765
4.125% due 03/20/2033	2,276	1,889

Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,432
3.137% due 11/15/2035	1,728	1,214
3.187% due 11/15/2036	1,611	1,105
3.419% due 04/15/2033	7,649	5,852
3.469% due 04/15/2034	5,300	3,986
3.500% due 02/15/2041	5,300	3,586
4.150% due 11/15/2030	1,650	1,431
4.300% due 11/15/2032	3,500	2,945
4.926% due 05/15/2037	8,188	6,767

Canadian Pacific Railway Co.
6.125% due 09/15/2115	6,470	6,129

CDW LLC
3.569% due 12/01/2031	1,900	1,483

Celeo Redes Operacion Chile SA
5.200% due 06/22/2047	479	416

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	376

Celulosa Arauco y Constitucion SA
5.500% due 11/02/2047	1,500	1,108

Centene Corp.
4.625% due 12/15/2029	1,900	1,712

CF Industries, Inc.
5.150% due 03/15/2034	3,200	2,882
5.375% due 03/15/2044	2,800	2,386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Champion Path Holdings Ltd.
4.850% due 01/27/2028	$2,100	$1,363

Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,603
3.700% due 04/01/2051	11,000	6,695
3.850% due 04/01/2061	9,600	5,629
3.900% due 06/01/2052	3,800	2,362
4.400% due 12/01/2061	3,100	1,983
4.800% due 03/01/2050	5,000	3,620
5.125% due 07/01/2049	7,000	5,149
5.250% due 04/01/2053	1,800	1,383
5.375% due 05/01/2047	5,100	3,958
5.750% due 04/01/2048	3,025	2,450
6.484% due 10/23/2045	80	71

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	940
3.700% due 11/15/2029	6,500	5,646

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,617

Children’s Hospital Corp.
4.115% due 01/01/2047	25	21

Cia de Minas Buenaventura SAA
5.500% due 07/23/2026	200	168

Cigna Corp.
3.875% due 10/15/2047	115	85
4.900% due 12/15/2048	40	35

Cleveland Clinic Foundation
4.858% due 01/01/2114	45	38

Columbia Pipeline Group, Inc.
5.800% due 06/01/2045	50	46

Comcast Corp.
2.937% due 11/01/2056	12,149	7,273
3.999% due 11/01/2049	25	19
4.000% due 08/15/2047	9,400	7,300

Conagra Brands, Inc.
5.300% due 11/01/2038	6,500	5,723

Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	970
5.250% due 11/15/2048	3,500	3,149

Continental Resources, Inc.
5.750% due 01/15/2031	2,200	1,993

Corning, Inc.
5.450% due 11/15/2079	1,000	821

Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	761
4.500% due 08/01/2047	5,100	3,911

CoStar Group, Inc.
2.800% due 07/15/2030	800	633

Coty, Inc.
5.000% due 04/15/2026	6,300	5,743

CRH America Finance, Inc.
4.500% due 04/04/2048	3,800	3,106

CRH America, Inc.
5.125% due 05/18/2045	30	26

CSL Finanace PLC Co.
4.625% due 04/27/2042	900	786

CSN Resources SA
4.625% due 06/10/2031	1,900	1,298
5.875% due 04/08/2032	3,900	2,847
7.625% due 04/17/2026	974	938

CSX Corp.
3.800% due 11/01/2046	75	57
4.250% due 11/01/2066	20	15

CVS Health Corp.
4.780% due 03/25/2038	705	619
5.300% due 12/05/2043	6,700	6,059

CVS Pass-Through Trust
4.704% due 01/10/2036	1,373	1,251
7.507% due 01/10/2032	11,295	11,949
8.353% due 07/10/2031	244	264

Daimler Trucks Finance North America LLC
2.500% due 12/14/2031	1,200	911

DaVita, Inc.
4.625% due 06/01/2030	3,500	2,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dell International LLC
3.450% due 12/15/2051	$10,600	$6,052
6.020% due 06/15/2026	1,500	1,508
8.100% due 07/15/2036	3,778	4,005
8.350% due 07/15/2046	737	797

Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,783
4.750% due 10/20/2028	2,600	2,425
7.375% due 01/15/2026	2,262	2,290

Devon Energy Corp.
4.750% due 05/15/2042	2,390	1,952

Discovery Communications LLC
4.000% due 09/15/2055	3,000	1,775

DT Midstream, Inc.
4.300% due 04/15/2032	2,900	2,499

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	1,200	976

eBay, Inc.
3.650% due 05/10/2051	2,900	1,940

Ecopetrol SA
7.375% due 09/18/2043	3,750	2,759

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,185
4.550% due 05/15/2052	9,300	7,874
4.650% due 01/15/2043	1,435	1,242
4.850% due 08/15/2054	85	74
5.100% due 01/15/2044	500	455

Embotelladora Andina SA
3.950% due 01/21/2050	800	597

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	2,926	2,669

Enbridge Energy Partners LP
5.500% due 09/15/2040	500	456

Enbridge, Inc.
4.500% due 06/10/2044	271	217

Energy Transfer LP
5.000% due 05/15/2044	4,857	3,761
5.150% due 03/15/2045	11,100	8,764
5.250% due 04/15/2029	2,900	2,731
5.300% due 04/01/2044	1,400	1,125
5.350% due 05/15/2045	2,465	1,989
5.950% due 10/01/2043	50	44
6.125% due 12/15/2045	2,819	2,480
6.250% due 04/15/2049	700	623
6.500% due 02/01/2042	6,400	5,973
7.500% due 07/01/2038	3,004	3,030

Entergy Louisiana LLC
4.200% due 04/01/2050	4,200	3,374

Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,593
4.850% due 03/15/2044	6,579	5,538
4.950% due 10/15/2054	830	679
5.908% (US0003M + 2.986%) due 08/16/2077 ~	1,450	1,326
5.950% due 02/01/2041	2,400	2,303

Expedia Group, Inc.
3.250% due 02/15/2030	5,000	4,062

Exxon Mobil Corp.
4.114% due 03/01/2046	90	75

Ferguson Finance PLC
3.250% due 06/02/2030	700	577

Fidelity National Information Services, Inc.
5.100% due 07/15/2032	1,500	1,412
5.625% due 07/15/2052	500	445

Fiserv, Inc.
4.400% due 07/01/2049	1,355	1,054

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	5,691

Flex Ltd.
4.875% due 06/15/2029	2,000	1,810

Ford Foundation
2.815% due 06/01/2070	1,600	956

Fortune Star BVI Ltd.
6.850% due 07/02/2024	2,300	1,058

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	97

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fox Corp.
5.576% due 01/25/2049		$2,425	$2,082

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		1,800	1,311

GATX Corp.
4.500% due 03/30/2045		1,038	779

Gazprom PJSC Via Gaz Capital SA
3.125% due 11/17/2023	EUR	2,600	1,465
4.250% due 04/06/2024	GBP	7,000	4,103
5.150% due 02/11/2026		$8,400	4,158

GE Capital Funding LLC
4.550% due 05/15/2032		7,450	6,914

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		6,800	6,101

Gilead Sciences, Inc.
4.150% due 03/01/2047		3,465	2,761

Global Payments, Inc.
3.200% due 08/15/2029		1,200	1,001
4.150% due 08/15/2049		1,700	1,169
5.950% due 08/15/2052		300	265

GSK Consumer Healthcare Capital U.S. LLC
4.000% due 03/24/2052		1,000	742

HCA, Inc.
3.500% due 07/15/2051		4,900	3,044
4.375% due 03/15/2042		2,040	1,529
4.625% due 03/15/2052		3,100	2,335
5.125% due 06/15/2039		2,400	2,020
5.250% due 06/15/2049		2,600	2,120

Helmerich & Payne, Inc.
2.900% due 09/29/2031		3,950	3,103

Hilton Grand Vacations Borrower Escrow LLC
5.000% due 06/01/2029		7,350	5,943

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		3,600	2,831

Holcim Finance U.S. LLC
4.750% due 09/22/2046		1,421	1,156

Humana, Inc.
4.625% due 12/01/2042		40	34
4.800% due 03/15/2047		1,600	1,399

Hyatt Hotels Corp.
4.375% due 09/15/2028		800	721
6.000% due 04/23/2030		900	874

Imperial Brands Finance PLC
3.875% due 07/26/2029		6,700	5,698
6.125% due 07/27/2027		2,600	2,566

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		1,700	1,296

International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,538
4.375% due 06/01/2047		800	620
5.000% due 09/26/2048		5,800	4,855

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,246	1,025

Johnson Controls, Inc.
4.950% due 07/02/2064		20	16
5.700% due 03/01/2041		55	50

Kaiser Foundation Hospitals
4.150% due 05/01/2047		520	436

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		40	31
6.950% due 01/15/2038		270	269
7.400% due 03/15/2031		100	105

Kinder Morgan, Inc.
6.950% due 06/01/2028		3,795	3,751
7.420% due 02/15/2037		2,980	2,984
8.050% due 10/15/2030		3,825	4,096

Laboratory Corp. of America Holdings
4.700% due 02/01/2045		1,900	1,576

Las Vegas Sands Corp.
2.900% due 06/25/2025		2,400	2,155
3.200% due 08/08/2024		200	189
3.500% due 08/18/2026		23,400	20,500
3.900% due 08/08/2029		4,400	3,643

Legacy LifePoint Health LLC
4.375% due 02/15/2027		100	83

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leidos, Inc.
4.375% due 05/15/2030	$250	$219

Lenovo Group Ltd.
3.421% due 11/02/2030	1,600	1,211

Level 3 Financing, Inc.
3.625% due 01/15/2029	1,475	1,094

Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,193

Lowe’s Cos., Inc.
2.800% due 09/15/2041	2,700	1,726
5.800% due 09/15/2062	6,700	6,165

Marathon Petroleum Corp.
6.500% due 03/01/2041	1,800	1,788

Marriott International, Inc.
3.500% due 10/15/2032	200	161
4.625% due 06/15/2030	5,300	4,798
5.000% due 10/15/2027	8,800	8,513

Marvell Technology, Inc.
2.950% due 04/15/2031	4,000	3,108

Masco Corp.
4.500% due 05/15/2047	2,200	1,698

McDonald’s Corp.
4.450% due 09/01/2048	25	21
4.875% due 12/09/2045	85	75

MDC Holdings, Inc.
3.966% due 08/06/2061	500	265

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	8,225
5.250% due 04/26/2026	2,100	1,478
5.375% due 12/04/2029	1,900	1,158
5.625% due 07/17/2027	800	544
5.750% due 07/21/2028	1,700	1,097

Memorial Sloan-Kettering Cancer Center
4.125% due 07/01/2052	40	34

MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	3,746
5.250% due 06/18/2025	1,700	1,426
5.875% due 05/15/2026	1,538	1,248

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	4,334

Moody’s Corp.
2.550% due 08/18/2060	1,900	1,036
3.100% due 11/29/2061	4,000	2,448
4.875% due 12/17/2048	35	31

MPLX LP
4.500% due 04/15/2038	25	20
4.900% due 04/15/2058	1,900	1,426
5.200% due 12/01/2047	60	49

Netflix, Inc.
4.875% due 04/15/2028	1,700	1,595
5.375% due 11/15/2029	700	660

New York & Presbyterian Hospital
4.063% due 08/01/2056	45	37

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,225	2,883

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	7,100	6,130
4.810% due 09/17/2030	700	568

Northern Natural Gas Co.
4.300% due 01/15/2049	5,000	3,849

Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,902
4.260% due 11/01/2047	30	24

Novartis Capital Corp.
4.400% due 05/06/2044	35	32

NVR, Inc.
3.000% due 05/15/2030	3,600	2,944

NXP BV
3.400% due 05/01/2030	1,000	835
4.300% due 06/18/2029	4,000	3,587
5.550% due 12/01/2028	600	580

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (e)(f)	1,253	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ONE Gas, Inc.
4.500% due 11/01/2048		$20	$16
4.658% due 02/01/2044		50	42

ONEOK Partners LP
6.125% due 02/01/2041		7,125	6,286

Oracle Corp.
3.600% due 04/01/2050		8,191	5,141
3.650% due 03/25/2041 (h)		5,700	3,883
3.850% due 04/01/2060		10,715	6,503
3.950% due 03/25/2051 (h)		8,600	5,720
4.100% due 03/25/2061 (h)		8,500	5,374
4.375% due 05/15/2055		1,100	756

Owens Corning
4.300% due 07/15/2047		3,018	2,221
4.400% due 01/30/2048		700	522

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		6,600	5,958

PayPal Holdings, Inc.
5.050% due 06/01/2052		2,500	2,235

Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	1,765

Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	17,756

Prosus NV
3.680% due 01/21/2030		1,000	750
3.832% due 02/08/2051		2,700	1,504
4.987% due 01/19/2052		400	260

Quanta Services, Inc.
3.050% due 10/01/2041		4,000	2,550

QVC, Inc.
5.950% due 03/15/2043		2,565	1,527

Raytheon Technologies Corp.
4.050% due 05/04/2047		4,705	3,752
4.350% due 04/15/2047		700	585
4.450% due 11/16/2038		800	698

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		900	683

Reliance Industries Ltd.
3.625% due 01/12/2052		500	314
3.750% due 01/12/2062		2,900	1,850

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		1,800	1,625

Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,180
6.150% due 09/15/2043		500	419
7.250% due 06/15/2037		660	618

Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	1,809
4.950% due 07/15/2029		3,000	2,579

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,674
4.500% due 03/15/2042		1,800	1,455
4.550% due 03/15/2052		1,800	1,439

Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,118
4.625% due 02/16/2026	EUR	3,300	2,969
5.750% due 10/15/2027		$900	784
5.750% due 10/15/2027	GBP	100	96

Royalty Pharma PLC
3.550% due 09/02/2050		$4,300	2,690

S&P Global, Inc.
3.250% due 12/01/2049		5,300	3,733

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	731
4.500% due 05/15/2030		7,200	6,570

Sands China Ltd.
4.875% due 06/18/2030		4,500	3,527
5.900% due 08/08/2028		400	337

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	3,504

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,238

Southern Co.
3.750% due 09/15/2051 •		5,000	4,067
4.250% due 07/01/2036		3,640	3,075
4.400% due 07/01/2046		35	27

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Natural Gas Co. LLC
4.800% due 03/15/2047		$65	$53
7.350% due 02/15/2031		1,400	1,472

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,336

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	6,373
7.500% due 04/15/2025		2,400	2,265

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		191	165

Starbucks Corp.
4.500% due 11/15/2048		40	33

Studio City Co. Ltd.
7.000% due 02/15/2027		4,800	4,017

Sutter Health
3.161% due 08/15/2040		350	255
3.361% due 08/15/2050		400	279

Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,308
7.000% due 03/16/2047		1,840	1,677

Syneos Health, Inc.
3.625% due 01/15/2029		900	718

T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	3,071
3.400% due 10/15/2052		10,900	7,215
3.500% due 04/15/2031		200	168
3.600% due 11/15/2060		11,300	7,284
3.875% due 04/15/2030		6,695	5,943
5.650% due 01/15/2053		4,200	3,978

Targa Resources Corp.
4.950% due 04/15/2052		500	386

Target Corp.
4.500% due 09/15/2032		550	525

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,120

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	2,557

Tencent Holdings Ltd.
2.390% due 06/03/2030		1,800	1,414
3.240% due 06/03/2050		2,700	1,647
3.290% due 06/03/2060		700	400
3.680% due 04/22/2041		2,600	1,872
3.840% due 04/22/2051		5,800	3,802
3.925% due 01/19/2038		400	311

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	2,870
8.375% due 06/15/2032		1,275	1,413

Time Warner Cable LLC
4.500% due 09/15/2042		820	568
5.250% due 07/15/2042	GBP	800	659
5.500% due 09/01/2041		$6,225	4,900
5.875% due 11/15/2040		4,520	3,731
6.550% due 05/01/2037		1,400	1,266
6.750% due 06/15/2039		4,984	4,467
7.300% due 07/01/2038		6,900	6,578

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,222

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	3,803
7.625% due 01/15/2039		1,925	2,165

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,670

Travel & Leisure Co.
4.625% due 03/01/2030		2,200	1,743
6.625% due 07/31/2026		1,450	1,360

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	574

Unigel Luxembourg SA
8.750% due 10/01/2026		2,200	2,099

Union Pacific Corp.
3.875% due 02/01/2055		35	27

United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,277	3,426
3.100% due 01/07/2030		442	375
3.450% due 01/07/2030		3,607	2,922

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/11/2027		$492	$451
4.150% due 02/25/2033		1,933	1,742
4.300% due 02/15/2027		42	39
4.550% due 08/25/2031		3,409	2,819
5.875% due 04/15/2029		2,947	2,847

UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	129
3.875% due 08/15/2059		7,100	5,309

University of Southern California
5.250% due 10/01/2111		40	38

Vale Overseas Ltd.
6.875% due 11/21/2036		6,639	6,313
6.875% due 11/10/2039		1,300	1,224

Verisk Analytics, Inc.
3.625% due 05/15/2050		2,000	1,369

Viking Cruises Ltd.
13.000% due 05/15/2025		1,200	1,245

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(b)		800	47

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	1,720

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		$200	155

VMware, Inc.
2.200% due 08/15/2031		5,900	4,303
3.900% due 08/21/2027		400	369
4.700% due 05/15/2030		2,100	1,892

Walt Disney Co.
3.500% due 05/13/2040		8,600	6,658

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	3,862
5.391% due 03/15/2062		11,000	7,998

Waste Connections, Inc.
4.200% due 01/15/2033		4,200	3,808

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	524

Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,335
5.100% due 09/15/2045		400	340
6.300% due 04/15/2040		1,900	1,855

Woodside Finance Ltd.
3.650% due 03/05/2025		100	95
3.700% due 09/15/2026		1,300	1,205
3.700% due 03/15/2028		1,126	1,000

Workday, Inc.
3.800% due 04/01/2032 (j)		4,500	3,911

Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	3,528
5.625% due 08/26/2028		3,850	2,572

Yara International ASA
3.148% due 06/04/2030		100	80
4.750% due 06/01/2028		1,100	1,003

Yellowstone Energy LP
5.750% due 12/31/2026 «		883	891

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	175
4.450% due 08/15/2045		2,397	1,877

			977,884

UTILITIES 12.3%

AEP Texas, Inc.
2.100% due 07/01/2030		700	547
4.150% due 05/01/2049		1,600	1,217

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,493
4.150% due 08/15/2044		35	28

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	697

Appalachian Power Co.
4.500% due 08/01/2032		3,100	2,794

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	984
3.500% due 12/01/2049		1,400	945
4.500% due 04/01/2042		700	569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AT&T, Inc.
3.500% due 09/15/2053	$6,630	$4,429
3.550% due 09/15/2055	15,089	9,943
3.650% due 06/01/2051	8,300	5,630
3.650% due 09/15/2059	34,318	22,306
3.800% due 12/01/2057	30,117	20,408
3.850% due 06/01/2060	14,500	9,757

Atmos Energy Corp.
4.125% due 10/15/2044	25	20

Baltimore Gas & Electric Co.
3.200% due 09/15/2049	4,000	2,772

Berkshire Hathaway Energy Co.
5.150% due 11/15/2043	85	78

Black Hills Corp.
3.875% due 10/15/2049	1,900	1,370

Brooklyn Union Gas Co.
4.487% due 03/04/2049	1,200	906

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051	2,500	1,799

Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	340

Comision Federal de Electricidad
5.750% due 02/14/2042	55	40

Commonwealth Edison Co.
3.650% due 06/15/2046	55	41
4.000% due 03/01/2048	700	563

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,811
3.700% due 11/15/2059	1,700	1,187
4.500% due 05/15/2058	4,600	3,639
4.625% due 12/01/2054	40	33
4.650% due 12/01/2048	1,900	1,623

Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	1,972

Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,033
4.200% due 09/01/2052	3,100	2,580

Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,110
5.950% due 06/15/2035	35	35

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,308

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,745

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,329
3.500% due 06/15/2051	11,400	7,692
3.950% due 08/15/2047	2,300	1,681
4.800% due 12/15/2045	85	70

Duke Energy Florida LLC
3.400% due 10/01/2046	55	39
4.200% due 07/15/2048	25	21

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	717
3.600% due 09/15/2047	900	679

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	538

E.ON International Finance BV
6.650% due 04/30/2038	600	599

Edison International
5.750% due 06/15/2027	1,400	1,373

Electricite de France SA
4.950% due 10/13/2045	2,150	1,653

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,655

Enel Finance International NV
2.875% due 07/12/2041	9,750	5,579
4.750% due 05/25/2047	3,000	2,204
5.000% due 06/15/2032	2,000	1,708
5.500% due 06/15/2052	3,300	2,591

Entergy Corp.
3.750% due 06/15/2050	4,000	2,842

Exelon Corp.
5.625% due 06/15/2035	200	196

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FirstEnergy Transmission LLC
5.450% due 07/15/2044	$6,330	$5,741

Florida Power & Light Co.
4.125% due 06/01/2048	120	101

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	4,600	2,277
3.000% due 06/29/2027	3,800	1,881

Georgia Power Co.
3.250% due 03/15/2051	3,000	1,986
4.300% due 03/15/2042	80	64
4.750% due 09/01/2040	1,000	843

Greenko Dutch BV
3.850% due 03/29/2026	3,820	3,104

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	1,700	1,519

Gulf Power Co.
4.550% due 10/01/2044	4,000	3,488

Indiana Michigan Power Co.
4.250% due 08/15/2048	20	16
4.550% due 03/15/2046	400	336

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,391

Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	244

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	1,904

KeySpan Gas East Corp.
3.586% due 01/18/2052	3,000	1,941

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,714
4.250% due 05/01/2046	3,450	2,896
4.250% due 07/15/2049	14,325	11,972

Mississippi Power Co.
4.250% due 03/15/2042	1,700	1,365

Monongahela Power Co.
5.400% due 12/15/2043	4,224	3,864

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,433

New England Power Co.
3.800% due 12/05/2047	6,300	4,667

New York State Electric & Gas Corp.
3.300% due 09/15/2049	500	345

NGPL PipeCo LLC
7.768% due 12/15/2037	800	811

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	1,957
5.783% due 09/16/2052	1,950	1,852

NiSource, Inc.
3.950% due 03/30/2048	1,245	922
4.375% due 05/15/2047	1,800	1,433
5.800% due 02/01/2042	300	283

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,217

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(a)	1,167	668

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	79	77

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(a)	6,203	1,217

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,694
4.000% due 06/01/2049	85	66

Oi SA
10.000% due 07/27/2025	1,400	415

Oncor Electric Delivery Co. LLC
3.800% due 06/01/2049	110	87

ONEOK, Inc.
5.200% due 07/15/2048	9,862	7,878

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,749
3.250% due 06/01/2031	1,500	1,147
3.300% due 08/01/2040	2,700	1,734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2050	$7,850	$4,796
3.750% due 07/01/2028	2,400	2,025
3.950% due 12/01/2047	4,800	3,059
4.000% due 12/01/2046	100	64
4.300% due 03/15/2045	1,600	1,066
4.500% due 07/01/2040	4,200	3,065
4.500% due 12/15/2041	2,900	1,994
4.550% due 07/01/2030	5,700	4,891
4.650% due 08/01/2028	1,300	1,149
4.750% due 02/15/2044	1,200	862
4.950% due 07/01/2050	4,200	3,086
5.250% due 03/01/2052	2,700	2,047

PacifiCorp
6.000% due 01/15/2039	90	90

PECO Energy Co.
4.375% due 08/15/2052	5,700	4,854

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	4,000	2,414

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,933
3.640% due 11/01/2046	1,000	710

Puget Energy, Inc.
4.100% due 06/15/2030	500	441

Puget Sound Energy, Inc.
4.223% due 06/15/2048	2,700	2,211

Rio Oil Finance Trust
8.200% due 04/06/2028	4,018	4,035
9.250% due 07/06/2024	1,466	1,482

San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,657
3.750% due 06/01/2047	1,895	1,422
4.100% due 06/15/2049	1,578	1,257
4.150% due 05/15/2048	2,795	2,248
4.500% due 08/15/2040	2,700	2,328

Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	4,996

Sempra Energy
4.000% due 02/01/2048	925	692
6.000% due 10/15/2039	2,935	2,857

Southern California Edison Co.
2.950% due 02/01/2051	900	550
3.600% due 02/01/2045	1,400	961
3.900% due 12/01/2041	3,800	2,779
3.900% due 03/15/2043	8,500	6,321
4.000% due 04/01/2047	8,938	6,537
4.050% due 03/15/2042	2,000	1,495
4.125% due 03/01/2048	700	522
4.650% due 10/01/2043	2,300	1,896
4.875% due 03/01/2049	1,000	839
5.450% due 06/01/2052	3,100	2,775
5.625% due 02/01/2036	2,879	2,674
5.950% due 02/01/2038	1,500	1,442
6.050% due 03/15/2039	4,500	4,361
6.650% due 04/01/2029	1,000	1,011

Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,204
3.950% due 02/15/2050	3,500	2,691
5.125% due 11/15/2040	300	273

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	37
4.400% due 05/30/2047	3,400	2,684

Southern Power Co.
4.950% due 12/15/2046	85	71
5.150% due 09/15/2041	65	57

Southwest Gas Corp.
4.050% due 03/15/2032	1,580	1,329

Southwestern Electric Power Co.
3.250% due 11/01/2051	5,200	3,317
6.200% due 03/15/2040	8,200	8,068

Tampa Electric Co.
5.000% due 07/15/2052	3,900	3,594

Targa Resources Partners LP
4.000% due 01/15/2032	1,475	1,219

Verizon Communications, Inc.
2.850% due 09/03/2041	6,750	4,520
2.875% due 11/20/2050	3,000	1,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.987% due 10/30/2056	$3,887	$2,321
3.000% due 11/20/2060	21,700	12,664
4.862% due 08/21/2046	3,500	3,032

Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,088
2.950% due 11/15/2051	9,900	6,437
3.800% due 09/15/2047	300	230

Vodafone Group PLC
4.375% due 02/19/2043	400	307
4.875% due 06/19/2049	1,980	1,562
5.125% due 06/04/2081 •	3,900	2,645
5.250% due 05/30/2048	9,650	8,019

Washington Gas Light Co.
3.650% due 09/15/2049	900	664

Xcel Energy, Inc.
4.800% due 09/15/2041	40	35

		402,022

Total Corporate Bonds & Notes (Cost $2,810,275)		2,155,687

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,566

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,054

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	783

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	440	378

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	835	700

		7,481

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	9,789	10,833

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	460	450

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	68	71

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,193

		2,714

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	941

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,910	5,233
7.834% due 02/15/2041	4,990	6,168
8.084% due 02/15/2050	1,000	1,332

		12,733

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,500

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.2%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	$4,000	$4,474

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	45	34

		4,508

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,055	1,115

Total Municipal Bonds & Notes (Cost $51,444)		52,825

U.S. GOVERNMENT AGENCIES 2.0%

Ginnie Mae, TBA
2.000% due 10/01/2052	4,000	3,332
2.500% due 11/01/2052	8,900	7,651

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	3,500	2,930
3.000% due 11/01/2052	14,200	12,361
4.000% due 10/01/2052	27,300	25,339
4.500% due 10/01/2052 - 11/01/2052	14,500	13,812

Total U.S. Government Agencies (Cost $68,771)		65,425

U.S. TREASURY OBLIGATIONS 32.3%

U.S. Treasury Bonds
1.375% due 11/15/2040 (n)	1,270	822
1.375% due 08/15/2050 (l)	47,547	27,559
1.625% due 11/15/2050 (j)(l)(n)	34,437	21,396
1.750% due 08/15/2041 (l)	3,100	2,122
1.875% due 02/15/2041 (j)(l)	282,500	200,249
1.875% due 11/15/2051 (j)	152,359	100,825
2.000% due 11/15/2041 (n)	142,400	102,008
2.250% due 05/15/2041 (j)	100,400	75,957
2.250% due 02/15/2052 (j)	31,633	22,993
2.375% due 02/15/2042 (j)	37,400	28,675
2.375% due 05/15/2051 (l)(n)	47,904	35,861
2.500% due 02/15/2045 (j)(n)	38,400	29,310
2.875% due 05/15/2052 (j)	224,761	188,553
3.000% due 08/15/2048 (j)(l)(n)	160,500	135,876
3.125% due 08/15/2044 (l)(n)	8,200	7,015
3.250% due 05/15/2042 (l)(n)	23,786	21,118
3.875% due 09/30/2029	55,200	54,963

Total U.S. Treasury Obligations (Cost $1,347,467)		1,055,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
5.500% due 01/25/2036	56	56
5.750% due 03/25/2036	86	72

Bear Stearns Adjustable Rate Mortgage Trust
3.858% due 11/25/2034 ~	466	452

Bear Stearns ALT-A Trust
3.267% due 11/25/2034 ~	20	18

Chase Mortgage Finance Trust
3.916% due 12/25/2037 ^~	150	132

Countrywide Alternative Loan Trust
3.414% due 09/25/2035 ~	200	153

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.224% due 07/25/2047 •	135	123

GSMPS Mortgage Loan Trust
3.434% due 03/25/2035 ~	654	634

IndyMac INDX Mortgage Loan Trust
3.684% due 07/25/2035 •	263	220

JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~	7	6

Merrill Lynch Mortgage Investors Trust
2.873% due 05/25/2033 ~	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NAAC Reperforming Loan REMIC Trust
3.534% due 02/25/2035 ^•	$940	$828

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	6,479	5,916

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.416% due 08/25/2035 ~	40	41
4.154% due 02/25/2035 •	331	327

Residential Accredit Loans, Inc. Trust
3.425% due 02/25/2035 ^~	422	349

Residential Funding Mortgage Securities, Inc. Trust
4.058% due 02/25/2036 ^~	198	176

Sequoia Mortgage Trust
2.077% due 05/20/2034 ~	399	378

Structured Adjustable Rate Mortgage Loan Trust
3.683% due 03/25/2034 ~	8	7

WaMu Mortgage Pass-Through Certificates Trust
1.738% due 11/25/2041 ~	138	123
3.964% due 07/25/2044 •	144	131

Total Non-Agency Mortgage-Backed Securities (Cost $10,641)		10,147

ASSET-BACKED SECURITIES 0.6%

ACE Securities Corp. Home Equity Loan Trust
3.879% due 01/25/2035 •	766	706

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	2,182	1,754

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.954% due 07/25/2034 ~	147	145

Asset-Backed Securities Corp. Home Equity Loan Trust
4.044% due 07/25/2035 •	359	358

Bayview Financial Acquisition Trust
6.601% due 05/28/2037 þ	3	3

Bear Stearns Asset-Backed Securities Trust
3.714% due 12/25/2035 •	386	385
3.824% due 01/25/2034 •	3	3

ECAF Ltd.
4.947% due 06/15/2040	2,446	1,553

JP Morgan Mortgage Acquisition Corp.
3.804% due 12/25/2035 •	1,511	1,505

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	864	674

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	2,328	1,827

Lehman XS Trust
3.884% due 10/25/2035 ~	9	9

MAPS Ltd.
4.212% due 05/15/2043	1,187	1,059

METAL LLC
4.581% due 10/15/2042	2,094	1,297

RAAC Trust
3.844% due 10/25/2046 •	76	72

RBSSP Resecuritization Trust
2.604% due 11/26/2036 •	307	301

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	1,537	1,135

Saxon Asset Securities Trust
2.019% due 03/25/2035 ^~	165	160

SLM Student Loan Trust
4.283% due 04/25/2023 •	1,765	1,753

Start Ltd.
4.089% due 03/15/2044	648	575

Towd Point Mortgage Trust
4.084% due 05/25/2058 ~	361	355

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	3,200	2,888

Total Asset-Backed Securities (Cost $22,061)		18,517

SOVEREIGN ISSUES 2.6%

Argentina Government International Bond
1.000% due 07/09/2029	253	49

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 07/09/2046 þ		$172	$32
3.500% due 07/09/2041 þ		16,048	3,458

Australia Government International Bond
1.000% due 11/21/2031	AUD	7,750	3,867

Chile Government International Bond
3.860% due 06/21/2047		$40	30
4.000% due 01/31/2052		600	439

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,758
3.875% due 04/16/2050		3,400	2,781

Mexico Government International Bond
3.771% due 05/24/2061		11,900	7,065

Panama Government International Bond
4.500% due 05/15/2047		35	25

Peru Government International Bond
5.940% due 02/12/2029	PEN	47,600	10,516
6.150% due 08/12/2032		8,700	1,820
8.200% due 08/12/2026		64,680	16,863

Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,412
4.817% due 03/14/2049		1,000	928

Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	701
2.875% due 04/13/2042		1,100	557
3.750% due 02/07/2034		400	272

Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$400	200
4.750% due 05/27/2026 ^(b)		600	300
5.250% due 06/23/2047 ^(b)		1,000	500
5.625% due 04/04/2042 ^(b)		200	110
7.650% due 04/10/2030 (b)	RUB	515,000	2,823
8.500% due 09/17/2031 (b)		383,100	2,100

Saudi Government International Bond
3.450% due 02/02/2061		$12,000	8,179

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	10,000	455
8.875% due 02/28/2035		80,000	3,621
10.500% due 12/21/2026		241,300	13,805

Ukraine Government International Bond
7.375% due 09/25/2034 ^(b)		$1,000	190

Total Sovereign Issues (Cost $130,620)			84,856

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Westmoreland Mining Holdings «(c)(h)		32,402	178

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(c)		182,295	0

Total Common Stocks (Cost $1,265)			178

WARRANTS 0.0%

FINANCIALS 0.0%

Guranteed Rate, Inc. - Exp. 12/31/2060 «		874	0

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024		8,823	2

Total Warrants (Cost $138)			2

PREFERRED SECURITIES 6.0%

BANKING & FINANCE 4.0%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		40,000	4,100

American AgCredit Corp.
5.250% due 06/15/2026 •(f)		11,000,000	9,910

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

American Express Co.
3.550% due 09/15/2026 •(f)	$2,000,000	$1,561

Bank of America Corp.
4.375% due 01/27/2027 •(f)	4,600	3,734
5.125% due 06/20/2024 •(f)	1,100,000	1,036
6.125% due 04/27/2027 •(f)	3,400	3,219

Capital Farm Credit ACA
5.000% due 03/15/2026 •(f)	6,400,000	5,579

Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	9,000,000	6,678
5.000% due 06/01/2027 •(f)	1,900	1,717
5.000% due 12/01/2027 •(f)	2,500,000	2,019

Citigroup, Inc.
4.700% due 01/30/2025 •(f)	4,800,000	3,865
5.000% due 09/12/2024 •(f)	3,000,000	2,693
5.950% due 05/15/2025 •(f)	7,000,000	6,381

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(f)	8,200,000	6,650
5.650% due 10/06/2025 •(f)	150,000	147

CoBank ACB
4.250% due 01/01/2027 •(f)	3,500,000	2,989
6.250% due 10/01/2026 •(f)	3,700,000	3,640

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(f)	4,500,000	3,439

Discover Financial Services
5.500% due 10/30/2027 •(f)	1,500,000	1,236
6.125% due 06/23/2025 •(f)	5,200,000	5,098

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)	4,400,000	3,399

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(f)	400,000	456

HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)	2,600,000	3,297

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	5,200,000	4,244
4.000% due 04/01/2025 •(f)	5,800,000	4,788
4.200% due 09/01/2026 (f)	75,000	1,353
4.625% due 06/01/2026 (f)	111,000	2,162
5.000% due 08/01/2024 •(f)	277,000	250
6.125% due 04/30/2024 •(f)	6,877,000	6,654
6.276% (US0003M + 3.470%) due 01/30/2023 ~(f)	7,334,000	7,308

Nationwide Building Society
10.250% ~	6,800	890

	SHARES	MARKET VALUE (000S)

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(f)	3,400,000	$2,560
6.000% due 05/15/2027 •(f)	4,800	4,489

State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	22,800	569

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(f)	6,822,950	6,152

Truist Financial Corp.
5.100% due 03/01/2030 •(f)	1,200,000	1,077

U.S. Bancorp
5.300% due 04/15/2027 •(f)	3,600,000	3,083

Wells Fargo & Co.
4.750% due 03/15/2025 (f)	98,700	1,854

		130,276

FINANCIALS 0.1%

Morgan Stanley
6.500% due 10/15/2027 (f)	99,100	2,491

INDUSTRIALS 0.8%

Energy Transfer LP
6.500% due 11/15/2026 •(f)	2,500,000	2,167
6.750% due 05/15/2025 •(f)	1,500,000	1,300

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(f)	24,300,000	22,851

		26,318

UTILITIES 1.1%

AT&T Mobility LLC
7.000% due 01/20/2023 «(f)(h)	1,148,058	29,219

CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(f)	2,200,000	2,080

Edison International
5.000% due 12/15/2026 •(f)	1,900,000	1,503

Sempra Energy
4.875% due 10/15/2025 •(f)	3,000,000	2,795

		35,597

Total Preferred Securities (Cost $220,550)		194,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (i) 0.1%
		$4,106

U.S. TREASURY BILLS 0.0%
2.412% due 10/06/2022 - 11/10/2022 (d)(e)(n)	$564	563

Total Short-Term Instruments (Cost $4,669)		4,669

Total Investments in Securities (Cost $4,785,800)		3,750,577

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	44,836	435

Total Short-Term Instruments (Cost $435)		435

Total Investments in Affiliates (Cost $435)		435

Total Investments 114.7% (Cost $4,786,235)		$3,751,012

Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $20,021)		(2,773)

Other Assets and Liabilities, net (14.6)%		(477,320)

Net Assets 100.0%		$3,270,919

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 01/20/2023	09/24/2020	$31,053	$29,219	0.89%
Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	2,500	1,972	0.06
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	5,896	3,981	0.12
Flourish Century 6.600% due 02/04/2049	08/25/2021	4,826	544	0.02
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	9,814	6,383	0.20
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,664	3,883	0.12
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	8,585	5,720	0.17
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,484	5,374	0.16
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	7,598	0.23
Westmoreland Mining Holdings	12/08/2014	944	178	0.01

		$84,766	$64,852	1.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$4,106	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(4,188)	$4,106	$4,106

Total Repurchase Agreements						$(4,188)	$4,106	$4,106

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.230%	09/23/2022	TBD	(3)	$(5,365)	$(5,370)
BSN	3.080	09/22/2022	10/13/2022		(90,645)	(90,730)
CIB	3.080	09/30/2022	10/18/2022		(11,265)	(11,268)
DEU	3.050	09/30/2022	10/03/2022		(16,560)	(16,564)
	3.060	09/22/2022	10/06/2022		(8,643)	(8,651)
JPS	2.900	09/23/2022	11/04/2022		(2,609)	(2,611)
	3.000	09/22/2022	10/06/2022		(54,188)	(54,238)
	3.000	09/22/2022	10/12/2022		(146,540)	(146,675)
MEI	3.000	09/23/2022	10/05/2022		(369)	(370)
NXN	3.080	09/22/2022	10/06/2022		(169,538)	(169,697)

Total Reverse Repurchase Agreements						$(506,174)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	3.070%	09/28/2022	10/28/2022	$(3,375)	$(3,377)

Total Sale-Buyback Transactions					$(3,377)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(5,370)	$0	$(5,370)	$5,510	$140
BSN	0	(90,730)	0	(90,730)	88,925	(1,805)
CIB	0	(11,268)	0	(11,268)	11,129	(139)
DEU	0	(25,215)	0	(25,215)	24,597	(618)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
FICC	$4,106	$0	$0	$4,106	$(4,188)	$(82)
JPS	0	(203,524)	0	(203,524)	198,601	(4,923)
MEI	0	(370)	0	(370)	389	19
NXN	0	(169,697)	0	(169,697)	167,135	(2,562)

Master Securities Forward Transaction Agreement
UBS	0	0	(3,377)	(3,377)	3,402	25

Total Borrowings and Other Financing Transactions	$4,106	$(506,174)	$(3,377)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(370)	$(2,611)	$(5,370)	$(8,351)
U.S. Treasury Obligations	0	(497,823)	0	0	(497,823)

Total	$0	$(498,193)	$(2,611)	$(5,370)	$(506,174)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,377)	0	0	(3,377)

Total	$0	$(3,377)	$0	$0	$(3,377)

Total Borrowings	$0	$(501,570)	$(2,611)	$(5,370)	$(509,551)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(509,551)

(j)	Securities with an aggregate market value of $499,688 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(474,533) at a weighted average interest rate of 1.343%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2022	294	$37,163	$(2,784)	$0	$(193)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	98	13,426	(1,051)	0	(159)

				$(3,835)	$0	$(352)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	455	$(108,938)	$1,774	$40	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	708	(83,887)	2,528	354	0

				$4,302	$394	$0

Total Futures Contracts				$467	$394	$(352)

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	1.396%	$3,800	$5	$18	$23	$2	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	1.110%	$	1,100	$218	$(88)	$130	$1	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	1.166		2,000	(12)	(3)	(15)	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.241		1,600	21	(32)	(11)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284		5,300	80	(129)	(49)	0	(4)
Boeing Co.	1.000	Quarterly	06/20/2023	1.053		4,600	23	(23)	0	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906		400	(3)	(9)	(12)	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		1,000	(6)	(29)	(35)	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052		1,100	(65)	18	(47)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	1.084	EUR	1,400	13	(16)	(3)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.937		700	(9)	(26)	(35)	0	(1)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606	$	8,700	63	(52)	11	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.763		4,500	119	(76)	43	5	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	6.026		8,300	(43)	(1)	(44)	0	(3)
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.949		3,700	36	(27)	9	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.603		4,200	480	(354)	126	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	3.159		6,800	723	(456)	267	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.770		600	72	(55)	17	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865		4,000	(63)	76	13	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259		1,900	22	(38)	(16)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375		300	3	(7)	(4)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	4,950	(849)	519	(330)	0	(10)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185		1,500	(145)	11	(134)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521		1,500	(160)	(7)	(167)	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.847	$	3,600	611	(225)	386	0	(1)
Telefonica Emisiones SA	1.000	Quarterly	06/20/2026	1.018	EUR	3,200	57	(58)	(1)	0	(8)
Tesco PLC	1.000	Quarterly	06/20/2028	1.849		2,800	27	(143)	(116)	0	(13)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286	$	3,300	80	(114)	(34)	0	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.483	EUR	3,400	32	(1)	31	0	(2)

							$1,325	$(1,345)	$(20)	$26	$(45)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$	1,445	$(53)	$52	$(1)	$1	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		765	(15)	11	(4)	1	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		2,720	(126)	93	(33)	2	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		18,748	(852)	516	(336)	0	(22)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		3,404	(123)	(143)	(266)	54	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		3,220	(116)	(121)	(237)	51	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		1,200	(100)	(19)	(119)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		7,600	(327)	29	(298)	0	(2)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		725,400	5,582	(5,137)	445	73	0
CDX.IG-38 10-Year Index	1.000	Quarterly	06/20/2032		100	(1)	(1)	(2)	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		708,800	267	(2,444)	(2,177)	78	0
CDX.IG-39 10-Year Index	1.000	Quarterly	12/20/2032		15,600	(359)	(91)	(450)	0	(1)

						$3,777	$(7,255)	$(3,478)	$260	$(25)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	24,100	$3,759	$1,192	$4,951	$209	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		2,400	734	3	737	1	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(33)	41	8	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	58	40	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	$	89,900	392	9,548	9,940	265	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		36,900	162	3,918	4,080	113	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		128,800	4,201	11,832	16,033	439	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/04/2032		6,700	(33)	(206)	(239)	0	(239)
Pay	1-Day USD-SOFR Compounded-OIS	2.860	Annual	09/27/2052		3,200	(32)	(91)	(123)	0	(44)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	164,900	0	(392)	(392)	60	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		36,300	0	(62)	(62)	13	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027		44,000	0	(77)	(77)	29	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		23,400	0	(38)	(38)	15	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	14,700	(54)	(1,054)	(1,108)	63	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		6,700	(25)	(482)	(507)	28	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		50,000	5,100	813	5,913	137	(35)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		3,500	602	36	638	36	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(2,635)	(2,575)	0	(71)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023	MXN	132,900	0	(249)	(249)	0	(4)
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		239,000	5	(1,434)	(1,429)	10	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		159,800	(13)	(839)	(852)	10	0

							$14,807	$19,883	$34,690	$1,428	$(409)

Total Swap Agreements							$19,914	$11,301	$31,215	$1,716	$(479)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$394	$1,732	$2,126	$0	$(352)	$(684)	$(1,036)

(l)

Securities with an aggregate market value of $71,098 and cash of $5,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $16 and liability of $(205) for closed swap agreements is outstanding at period end.

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	HUF	293,899		$699	$20	$0
	11/2022	ZAR	2,021		127	16	0
	12/2022		$107	CNY	738	0	(3)
	12/2022		6,339	PEN	24,898	0	(138)
	01/2023	ZAR	17,546		$987	26	0
	03/2023		23,271		1,318	50	0

BPS	10/2022	CNH	232		34	1	0
	10/2022	GBP	979		1,132	39	0
	10/2022	JPY	52,700		379	15	0
	10/2022	MXN	41,169		2,034	0	(9)
	10/2022		$1,982	GBP	1,834	66	0
	10/2022		6	HUF	2,483	0	(1)
	11/2022	CAD	494		$379	22	0
	11/2022		$1,197	IDR	17,856,737	0	(33)
	11/2022		6,238	NOK	59,957	0	(728)
	11/2022	ZAR	10,686		$665	77	0
	12/2022		$2,003	MXN	41,169	10	0

BRC	11/2022	ZAR	5,135		$320	37	0

CBK	10/2022	BRL	17,763		3,453	160	0
	10/2022	PEN	10,443		2,692	70	0
	10/2022	PLN	351		75	4	0
	10/2022		$3,377	BRL	17,763	0	(84)
	10/2022		2,694	PEN	10,443	0	(73)
	11/2022	CAD	361		$274	13	0
	11/2022	ZAR	13,297		810	78	0
	12/2022		$4,118	MXN	83,962	1	0
	12/2022		2,672	PEN	10,443	0	(73)
	01/2023		3,384	BRL	17,763	0	(160)
	01/2023	ZAR	40,740		$2,325	97	0
	08/2023	PEN	114,010		28,788	908	0

DUB	12/2022	ZAR	29,069		1,850	254	0

GLM	10/2022	CNH	349		50	1	0
	10/2022		$2,011	MXN	41,169	32	0
	11/2022	ZAR	3,468		$216	25	0
	12/2022	MXN	5,546		269	0	(2)
	12/2022	PEN	3,871		972	8	0
	05/2023	ZAR	1,806		108	10	0

JPM	10/2022	CNH	408		59	2	0
	10/2022	HUF	1,123,076		2,686	92	0
	10/2022		$1,232	EUR	1,231	0	(25)
	11/2022		785	IDR	11,780,614	0	(16)
	11/2022		26	INR	2,096	0	(1)

MBC	10/2022		2,692	EUR	2,759	30	(18)
	10/2022		1,449	GBP	1,277	0	(23)
	11/2022		1,894	CHF	1,777	0	(86)
	05/2023	CNH	310		$46	3	0

MYI	10/2022	AUD	3,870		2,513	37	0
	10/2022	MXN	148,343		7,265	0	(73)
	10/2022		$1,517	AUD	2,182	0	(122)
	10/2022		42,281	EUR	43,823	668	0
	10/2022		19,013	GBP	17,564	598	0
	10/2022		343	MXN	7,053	6	0
	11/2022	EUR	43,823		$42,367	0	(667)
	11/2022	GBP	17,564		19,024	0	(599)
	11/2022		$2,514	AUD	3,870	0	(37)
	11/2022		632	IDR	9,344,201	0	(22)
	12/2022		82	CNY	559	0	(3)

RBC	11/2022		1,186	PEN	4,635	0	(30)

SCX	10/2022		4,979	CLP	4,687,860	0	(145)
	10/2022	ZAR	92,576		$6,196	1,086	0
	11/2022		$7,111	COP	30,224,118	0	(609)
	11/2022		1,933	IDR	28,998,157	0	(42)
	11/2022		2,522	NOK	24,445	0	(275)
	12/2022	PEN	55,357		$13,221	0	(573)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022		$2,998	PEN	11,713	$0	$(82)

SOG	10/2022	EUR	46,485		$46,780	1,222	0
	11/2022		$4,283	CHF	4,053	0	(159)
	01/2023	ZAR	8,330		$470	13	0

TOR	10/2022		$2,392	AUD	3,424	0	(203)

UAG	10/2022	GBP	19,696		$22,917	925	0
	10/2022	ZAR	21,059		1,224	61	0
	11/2022	GBP	2,952		3,204	0	(94)
	11/2022		$531	IDR	7,900,072	0	(16)
	11/2022	ZAR	6,721		$423	53	0
	03/2023		33,091		1,851	50	0

Total Forward Foreign Currency Contracts						$6,886	$(5,224)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$3,534

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	535	2,342

Total Purchased Options							$1,369	$5,876

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	2,800	$ (3)	$ (3)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	2,800	(3)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	2,800	(7)	(5)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	7,300	(9)	(17)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	5,500	(8)	(11)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	5,200	(8)	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	10,700	(12)	(11)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	8,600	(13)	(14)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	5,600	(10)	(6)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	5,400	(7)	(6)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	10/19/2022	4,100	(15)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	2,900	(3)	(3)

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	2,600	(4)	(3)

						$ (102)	$ (85)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	10/07/2022	6,500	$(35)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/07/2022	6,500	(35)	(134)

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	21,960	(815)	(6,131)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	392,700	(796)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	33,300	(68)	(1,094)

JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	14,550	(526)	(4,062)

							$(2,275)	$(11,421)

Total Written Options							$(2,377)	$(11,506)

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$3,400	$(91)	$75	$0	$(16)

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.420	2,500	(30)	18	0	(12)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.870	1,700	19	(14)	5	0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.910	5,800	70	(57)	13	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.847	2,600	(15)	24	9	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	5.133	1,600	(58)	(72)	0	(130)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.550	1,000	22	(8)	14	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.811	2,700	(27)	39	12	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.870	3,500	34	(23)	11	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710	500	(5)	(1)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.869	1,400	5	(30)	0	(25)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	400	(10)	8	0	(2)

GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.681	700	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	2,400	(43)	45	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	2,800	(23)	12	0	(11)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	3,000	(126)	(1)	0	(127)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.525	900	21	(4)	17	0

HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	7,700	(122)	128	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	2,800	(37)	33	0	(4)

JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	12,700	(237)	247	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564	1,600	(12)	(18)	0	(30)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.361	3,400	47	(9)	38	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.398	1,700	23	(1)	22	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.157	3,500	43	(35)	8	0

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.139	1,100	0	(3)	0	(3)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.181	3,400	66	(5)	61	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	2,400	(21)	12	0	(9)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.434	300	(4)	0	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	4,000	11	(110)	0	(99)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	2,900	(10)	(88)	0	(98)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	5,900	(205)	(45)	0	(250)

NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.847	1,800	0	7	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	7,550	(139)	145	6	0

							$(860)	$277	$243	$(826)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$	1,100	$128	$(82)	$46	$0

BRC	iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	JPY	29,145	(1)	(1)	0	(2)

CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	1,600	166	(99)	67	0

GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		4,800	571	(370)	201	0
	iTraxx Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	JPY	6,126	1	(1)	0	0
	iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027		12,491	(1)	0	0	(1)

JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	7,900	970	(640)	330	0
	iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	JPY	46,364	(1)	(2)	0	(3)

MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	1,200	142	(92)	50	0

							$1,975	$(1,287)	$694	$(6)

Total Swap Agreements							$1,115	$(1,010)	$937	$(832)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$112	$0	$0	$112	$(141)	$(134)	$(16)	$(291)	$(179)	$0	$(179)
BPS	230	3,534	51	3,815	(771)	(6,134)	(12)	(6,917)	(3,102)	3,257	155
BRC	37	0	59	96	0	(8)	(132)	(140)	(44)	336	292
CBK	1,331	0	67	1,398	(390)	0	(33)	(423)	975	(687)	288
DUB	254	0	0	254	0	(28)	0	(28)	226	(280)	(54)
GLM	76	0	0	76	(2)	(1,094)	0	(1,096)	(1,020)	1,257	237
GST	0	0	222	222	0	(31)	(139)	(170)	52	(60)	(8)
HUS	0	0	6	6	0	0	(4)	(4)	2	0	2
JPM	94	2,342	408	2,844	(42)	(4,074)	(33)	(4,149)	(1,305)	1,392	87
MBC	33	0	0	33	(127)	0	0	(127)	(94)	0	(94)
MYC	0	0	111	111	0	(3)	(463)	(466)	(355)	402	47
MYI	1,309	0	0	1,309	(1,523)	0	0	(1,523)	(214)	239	25
NGF	0	0	13	13	0	0	0	0	13	0	13
RBC	0	0	0	0	(30)	0	0	(30)	(30)	0	(30)
SCX	1,086	0	0	1,086	(1,726)	0	0	(1,726)	(640)	747	107
SOG	1,235	0	0	1,235	(159)	0	0	(159)	1,076	(1,380)	(304)
TOR	0	0	0	0	(203)	0	0	(203)	(203)	0	(203)
UAG	1,089	0	0	1,089	(110)	0	0	(110)	979	(1,230)	(251)

Total Over the Counter	$6,886	$5,876	$937	$13,699	$(5,224)	$(11,506)	$(832)	$(17,562)

(n)

Securities with an aggregate market value of $7,631 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$394	$394
Swap Agreements	0	288	0	0	1,444	1,732

	$0	$288	$0	$0	$1,838	$2,126

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,886	$0	$6,886
Purchased Options	0	0	0	0	5,876	5,876
Swap Agreements	0	937	0	0	0	937

	$0	$937	$0	$6,886	$5,876	$13,699

	$0	$1,225	$0	$6,886	$7,714	$15,825

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$352	$352
Swap Agreements	0	70	0	0	614	684

	$0	$70	$0	$0	$966	$1,036

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,224	$0	$5,224
Written Options	0	85	0	0	11,421	11,506
Swap Agreements	0	832	0	0	0	832

	$0	$917	$0	$5,224	$11,421	$17,562

	$0	$987	$0	$5,224	$12,387	$18,598

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(12,563)	$(12,563)
Swap Agreements	0	(19,559)	0	0	24,591	5,032

	$0	$(19,559)	$0	$0	$12,028	$(7,531)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,500	$0	$6,500
Written Options	0	886	0	0	(8,339)	(7,453)
Swap Agreements	0	965	0	0	0	965

	$0	$1,851	$0	$6,500	$(8,339)	$12

	$0	$(17,708)	$0	$6,500	$3,689	$(7,519)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,436	$7,436
Swap Agreements	0	(4,592)	0	0	4,531	(61)

	$0	$(4,592)	$0	$0	$11,967	$7,375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,054	$0	$4,054
Purchased Options	0	0	0	0	2,108	2,108
Written Options	0	(398)	0	0	2,074	1,676
Swap Agreements	0	(2,022)	0	0	0	(2,022)

	$0	$(2,420)	$0	$4,054	$4,182	$5,816

	$0	$(7,012)	$0	$4,054	$16,149	$13,191

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	111

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$104,591	$3,696	$108,287
Corporate Bonds & Notes
Banking & Finance	0	767,639	8,142	775,781
Industrials	0	976,993	891	977,884
Utilities	0	402,022	0	402,022
Municipal Bonds & Notes
California	0	7,481	0	7,481
Georgia	0	10,833	0	10,833
Illinois	0	2,714	0	2,714
Indiana	0	941	0	941
Ohio	0	12,733	0	12,733
Pennsylvania	0	12,500	0	12,500
Texas	0	4,508	0	4,508
Washington	0	1,115	0	1,115
U.S. Government Agencies	0	65,425	0	65,425
U.S. Treasury Obligations	0	1,055,302	0	1,055,302
Non-Agency Mortgage-Backed Securities	0	10,147	0	10,147
Asset-Backed Securities	0	18,517	0	18,517
Sovereign Issues	0	84,856	0	84,856
Common Stocks
Industrials	0	0	178	178
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	5,938	124,338	0	130,276
Financials	2,491	0	0	2,491
Industrials	0	26,318	0	26,318
Utilities	0	6,378	29,219	35,597

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short-Term Instruments
Repurchase Agreements	$0	$4,106	$0	$4,106
U.S. Treasury Bills	0	563	0	563

	$8,431	$3,700,020	$42,126	$3,750,577

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$435	$0	$0	$435

Total Investments	$8,866	$3,700,020	$42,126	$3,751,012

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,110	0	2,110
Over the counter	0	13,699	0	13,699

	$0	$15,809	$0	$15,809

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(831)	0	(831)
Over the counter	0	(17,562)	0	(17,562)

	$0	$(18,393)	$0	$(18,393)

Total Financial Derivative Instruments	$0	$(2,584)	$0	$(2,584)

Totals	$8,866	$3,697,436	$42,126	$3,748,428

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,169	$3,674	$(11)	$2	$0	$(43)	$0	$(2,095)	$3,696	$22
Corporate Bonds & Notes
Banking & Finance	9,339	0	0	0	0	(1,197)	0	0	8,142	(1,197)
Industrials	998	0	(40)	0	0	(67)	0	0	891	(64)
Common Stocks
Industrials	0	0	0	0	0	178	0	0	178	178
Real Estate	18	0	0	0	0	(18)	0	0	0	(18)
Preferred Securities
Utilities	29,908	0	0	0	0	(689)	0	0	29,219	(689)

	$42,432	$3,674	$(51)	$2	$0	$(1,836)	$0	$(2,095)	$42,126	$(1,768)

Financial Derivative Instruments - Assets
Over the counter	$778	$0	$0	$0	$0	$(778)	$0	$0	$0	$0

Totals	$43,210	$3,674	$(51)	$2	$0	$(2,614)	$0	$(2,095)	$42,126	$(1,768)

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,696	Third Party Vendor	Broker Quote			99.900	—
Corporate Bonds & Notes
Banking & Finance	7,598	Discounted Cash Flow	Discount Rate			7.430	—
	544	Expected Recovery	Discount Rate			20.000	—
Industrials	891	Discounted Cash Flow	Discount Rate			6.020	—
Common Stocks
Industrials	178	Discounted Cash Flow/ Comp Multiple	Forward EBITDA / Discount Rate	X/X/	%	2.000/2.100/24.200	—
Preferred Securities
Utilities	29,219	Discounted Cash Flow	Discount Rate			5.800	—

Total	$42,126

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	113

Schedule of Investments	PIMCO Low Duration Credit Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 85.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 57.4%

ABG Intermediate Holdings 2 LLC
6.634% due 12/21/2028	$1,446	$1,387
9.134% due 12/20/2029	700	663

Adevinta ASA
6.674% (LIBOR03M + 3.000%) due 06/26/2028 ~	595	582

Advantage Sales & Marketing, Inc.
7.053% (LIBOR01M + 4.500%) due 10/28/2027 ~	1,946	1,748

AHP Health Partners, Inc.
6.615% (LIBOR01M + 3.500%) due 08/24/2028 ~	739	706

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~	25	24

Alliant Holdings Intermediate LLC
6.493% (LIBOR01M + 3.500%) due 11/06/2027 ~	687	653

Altice France SA
6.905% (LIBOR03M + 4.000%) due 08/14/2026 «~	214	194

AP Core Holdings LLC
8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~	1,499	1,394

AppLovin Corp.
6.674% (LIBOR03M + 3.000%) due 10/25/2028 ~	1,193	1,150

Arches Buyer, Inc.
6.365% (LIBOR01M + 3.250%) due 12/06/2027 ~	1,353	1,222

Armor Holding LLC
8.174% (LIBOR03M + 4.500%) due 12/11/2028 ~	571	556

AssuredPartners, Inc.
6.534% due 02/12/2027	995	944

Asurion LLC
6.365% (LIBOR01M + 3.250%) due 12/23/2026 ~	2,110	1,795

Avantor Funding, Inc.
5.365% (LIBOR01M + 2.250%) due 11/08/2027 ~	913	891

Avis Budget Car Rental LLC
6.634% due 03/16/2029	595	575

Barracuda Networks, Inc.
7.534% due 05/17/2029	1,000	944

BCPE Empire Holdings, Inc.
7.115% (LIBOR01M + 4.000%) due 06/11/2026 ~	1,489	1,432

Bingo Industries Ltd.
7.174% (LIBOR03M + 3.500%) due 07/14/2028 ~	566	514

Birkenstock GmbH & Co. KG
5.098% (LIBOR06M + 3.250%) due 04/28/2028 ~	592	557

Brookfield Retail Holdings
5.534% due 08/27/2025	1,042	1,009

Brooks Automation
7.355% (TSFR6M + 5.600%) due 02/01/2030 ~	1,200	1,064

Buckeye Partners LP
5.365% (LIBOR01M + 2.250%) due 11/01/2026 ~	696	680

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~	1,807	1,769

Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~	1,751	1,603

Castlelake Aviation Ltd.
6.043% (LIBOR03M + 2.750%) due 10/22/2026 ~	1,285	1,245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDK Global, Inc.
6.610% due 07/06/2029	$1,650	$1,593

Change Healthcare Holdings LLC
7.750% (PRIME + 1.500%) due 03/01/2024 ~	2,000	1,996

Clarios Global LP
6.365% (LIBOR01M + 3.250%) due 04/30/2026 ~	433	410

Clean Harbors, Inc.
5.115% (LIBOR01M + 2.000%) due 10/08/2028 ~	319	317

Clear Channel Outdoor Holdings, Inc.
6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~	915	820

Clydesdale Acquisition Holdings, Inc.
7.309% due 04/13/2029	1,247	1,180

CNT Holdings Corp.
6.248% due 11/08/2027	987	943

CommScope, Inc.
6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~	413	382

Corelogic, Inc.
6.625% (LIBOR01M + 3.500%) due 06/02/2028 ~	495	375

Coty, Inc.
4.935% (LIBOR01M + 2.250%) due 04/07/2025 ~	2,083	2,029

Covanta Holding Corp.
5.615% (LIBOR01M + 2.500%) due 11/30/2028 ~	1,995	1,939

Cowen, Inc.
7.433% (LIBOR06M + 3.250%) due 03/24/2028 «~	1,576	1,574

CQP Holdco LP
7.424% (LIBOR03M + 3.750%) due 06/05/2028 ~	1,433	1,385

Da Vinci Purchaser Corp.
7.115% - 7.674% (LIBOR03M + 4.000%) due 01/08/2027 ~	994	938

Delta 2 SARL
5.615% (LIBOR01M + 2.500%) due 02/01/2024 ~	282	279

Diamond Sports Group LLC
5.945% due 08/24/2026	4,334	865
10.695% due 05/26/2026	884	853

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~	683	637

Diversey, Inc.
5.556% (LIBOR01M + 2.750%) due 09/29/2028 ~	199	184

Dun & Bradstreet Corp.
6.282% due 01/18/2029	1,095	1,059

Embecta Corp.
6.553% due 03/30/2029	560	545

Endurance International Group
6.185% (LIBOR01M + 3.500%) due 02/10/2028 ~	2,082	1,770

Ensono LP
6.865% (LIBOR01M + 3.750%) due 05/26/2028 «~	1,708	1,503

Envision Healthcare Corp.
TBD% due 04/29/2027 µ	31	30
10.602% due 04/29/2027	169	166
14.077% due 04/28/2028	399	371

EP Purchaser LLC
7.174% (LIBOR03M + 3.500%) due 11/06/2028 ~	1,169	1,144

FinCo LLC
5.615% (LIBOR01M + 2.500%) due 06/27/2025 ~	893	886

First Student Bidco, Inc.
6.642% (LIBOR03M + 3.000%) due 07/21/2028 ~	2,586	2,401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fleet U.S. Bidco, Inc.
6.113% (LIBOR01M + 3.000%) due 10/07/2026 «~	$2,178	$2,112

Forest City Enterprises LP
6.615% (LIBOR01M + 3.500%) due 12/08/2025 ~	1,860	1,819

Foundation Building Materials Holding Co. LLC
6.056% (LIBOR03M + 3.250%) due 01/31/2028 ~	889	804

Frontier Communications Corp.
7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~	730	682

Gainwell Acquisition Corp.
7.674% (LIBOR03M + 4.000%) due 10/01/2027 ~	388	371

Garda World Security Corp.
7.050% due 02/01/2029	2,025	1,892
7.240% (LIBOR03M + 4.250%) due 10/30/2026 ~	850	802

Getty Images, Inc.
7.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	320	318

Gibson Brands, Inc.
7.939% (LIBOR01M + 5.000%) due 08/11/2028 «~	993	804

Global Medical Response, Inc.
7.365% (LIBOR01M + 4.250%) due 03/14/2025 ~	997	868

Graham Packaging Co., Inc.
6.115% (LIBOR01M + 3.000%) due 08/04/2027 ~	29	28

Gray Television, Inc.
5.564% (LIBOR01M + 3.000%) due 12/01/2028 ~	794	773

Great Outdoors Group LLC
6.865% (LIBOR01M + 3.750%) due 03/06/2028 ~	99	92

Greeneden U.S. Holdings LLC
7.115% (LIBOR01M + 4.000%) due 12/01/2027 ~	419	400

Hertz Corp.
6.365% (LIBOR01M + 3.250%) due 06/30/2028 ~	62	59
6.370% (LIBOR01M + 3.250%) due 06/30/2028 ~	323	307

Hilton Grand Vacations Borrower LLC
6.115% (LIBOR01M + 3.000%) due 08/02/2028 ~	594	576

Hub International Ltd.
5.982% (LIBOR03M + 3.250%) due 04/25/2025 ~	997	963

II-VI, Inc.
5.314% (LIBOR01M + 2.750%) due 07/02/2029 ~	1,350	1,311

Insulet Corp.
6.365% (LIBOR01M + 3.250%) due 05/04/2028 ~	1,086	1,061

Intelsat Jackson Holdings SA
7.445% due 02/01/2029	1,890	1,779

IRB Holding Corp.
5.695% due 12/15/2027	1,369	1,286

Ivanti Software, Inc.
7.332% (LIBOR03M + 4.250%) due 12/01/2027 ~	1,573	1,233
10.332% (LIBOR03M + 7.250%) due 12/01/2028 ~	1,000	752

KKR Apple Bidco LLC
8.865% (LIBOR01M + 5.750%) due 09/21/2029 ~	1,075	1,034

LABL, Inc.
8.115% (LIBOR01M + 5.000%) due 10/29/2028 ~	696	632

LifeMiles Ltd.
8.320% (LIBOR03M + 5.250%) due 08/30/2026 ~	1,350	1,302

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LSCS Holdings, Inc.
11.674% (LIBOR03M + 8.000%) due 11/23/2029 «~		$1,075	$978

Madison IAQ LLC
6.815% (LIBOR03M + 3.250%) due 06/21/2028 ~		792	734

Mattress Firm, Inc.
5.892% (LIBOR03M + 4.250%) due 09/25/2028 ~		495	437

McAfee LLC
7.674% (LIBOR01M + 4.750%) due 07/27/2028 ~		741	671

MetroNet Systems Holdings LLC
6.614% due 06/02/2028		1,782	1,681

MH Sub LLC
6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~		1,883	1,800

Modulaire Group
5.693% (EUR003M + 4.500%) due 12/15/2028 ~	EUR	3,150	2,735

New Trojan Parent, Inc.
6.004% - 6.365% (LIBOR01M + 3.250%) due 01/06/2028 «~		$99	78

Numericable Group SA
5.556% (LIBOR03M + 2.750%) due 07/31/2025 «~		1,492	1,365

Olaplex, Inc.
6.391% due 02/23/2029 «		1,796	1,737

Olympus Water U.S. Holding Corp.
7.438% (LIBOR03M + 3.750%) due 11/09/2028 ~		1,219	1,116

Option Care Health, Inc.
5.865% (LIBOR01M + 2.750%) due 10/27/2028 ~		568	557

Oryx Midstream Services Permian Basin LLC
6.211% (LIBOR03M + 3.250%) due 10/05/2028 ~		343	334

Owens & Minor, Inc.
6.884% due 03/29/2029		871	855

Padagis LLC
7.043% (LIBOR03M + 4.750%) due 07/06/2028 «~		116	102

Parexel International Corp.
6.365% (LIBOR01M + 3.250%) due 11/15/2028 ~		873	835

Paysafe Holdings Corp.
5.865% (LIBOR01M + 2.750%) due 06/28/2028 «~		982	862

Pelican Products, Inc.
7.924% - 8.420% (LIBOR03M + 4.250%) due 12/29/2028 ~		494	456

Peraton Corp.
6.865% (LIBOR01M + 3.750%) due 02/01/2028 ~		970	921

Petco Health and Wellness Company, Inc.
6.924% (LIBOR03M + 3.250%) due 03/03/2028 ~		691	655

Phoenix Guarantor, Inc.
6.365% (LIBOR01M + 3.250%) due 03/05/2026 ~		1,256	1,194

Polaris Newco LLC
7.674% (LIBOR01M + 4.000%) due 06/02/2028 ~		1,881	1,741

Presidio Holdings, Inc.
6.310% - 6.620% (LIBOR01M + 3.500%) due 01/22/2027 ~		1,186	1,150

Project Ruby Ultimate Parent Corp.
6.365% (LIBOR01M + 3.250%) due 03/10/2028 ~		197	184

Radiate Holdco LLC
6.365% (LIBOR01M + 3.250%) due 09/25/2026 ~		1,141	1,059

RE/MAX International, Inc.
5.625% (LIBOR01M + 2.500%) due 07/21/2028 ~		543	513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RealPage, Inc.
6.115% (LIBOR01M + 3.000%) due 04/24/2028 ~	$2,853	$2,681

Refresco
6.962% due 07/12/2029	1,000	958

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~	952	888

Reynolds Group Holdings, Inc.
6.615% (LIBOR01M + 3.500%) due 09/24/2028 ~	992	954

Sabre GLBL, Inc.
6.615% (LIBOR01M + 3.500%) due 12/17/2027 ~	663	596

Scientific Games Holdings LP
5.617% due 04/04/2029	2,000	1,857

Sequa Mezzanine Holdings LLC
9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~	646	646

Signify Health LLC
6.127% (LIBOR03M + 3.250%) due 06/22/2028 ~	744	741

SITEL Worldwide Corp.
6.870% (LIBOR01M + 3.750%) due 08/28/2028 ~	589	572

Southwestern Energy Co.
6.203% due 06/22/2027	991	979

Spirit Aerosystems, Inc.
6.865% (LIBOR01M + 3.750%) due 01/15/2025 ~	1,916	1,901

Stars Group Holdings BV
TBD% due 07/29/2028	625	611

Starwood Property Trust, Inc.
6.365% (LIBOR01M + 3.250%) due 07/26/2026 «~	396	385

Surgery Center Holdings, Inc.
6.510% (LIBOR01M + 3.750%) due 08/31/2026 ~	3,002	2,856

Sycamore Buyer LLC
4.756% (LIBOR03M + 2.250%) due 07/23/2029 ~	375	363

Taboola.com Ltd.
7.120% (LIBOR01M + 4.000%) due 09/01/2028 «~	990	931

Team Health Holdings, Inc.
5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~	1,398	1,284

Tempo Acquisition LLC
6.034% due 08/31/2028	470	459

TerraForm Power Operating LLC
6.403% due 05/21/2029	1,147	1,138

TIBCO Software, Inc.
TBD% due 03/20/2029	2,450	2,205

Trans Union LLC
5.365% (LIBOR01M + 2.250%) due 12/01/2028 ~	1,360	1,320

TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~	592	579
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~	3,110	2,987

U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~	1,144	832
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~	223	162

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~	362	347

United Talent Agency LLC
7.190% (LIBOR01M + 4.000%) due 07/07/2028 «~	644	610

Univision Communications, Inc.
7.790% due 06/24/2029	1,000	977

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USI, Inc.
6.424% (LIBOR03M + 2.750%) due 05/16/2024 ~		$995	$971
6.924% (LIBOR03M + 3.250%) due 12/02/2026 ~		1,732	1,674

Venga Finance SARL
7.820% (LIBOR03M + 4.750%) due 12/04/2028 «~		250	232

Verscend Holding Corp.
7.115% (LIBOR01M + 4.000%) due 08/27/2025 ~		1,567	1,524

Vertical U.S. Newco, Inc.
6.871% (LIBOR06M + 3.500%) due 07/30/2027 ~		410	394

Viad Corp.
8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~		1,411	1,345

Whatabrands LLC
6.365% (LIBOR01M + 3.250%) due 08/03/2028 ~		372	345

White Cap Buyer LLC
6.784% due 10/19/2027		827	775

WOOF Holdings, Inc.
7.315% (LIBOR03M + 3.750%) due 12/21/2027 «~		1,084	1,027

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~		1,899	1,596
7.284% due 03/09/2027		1,692	1,479

Zurn Holdings, Inc.
5.365% (LIBOR01M + 2.250%) due 10/04/2028 ~		995	984

Total Loan Participations and Assignments (Cost $156,309)			145,850

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 7.2%

Allied Universal Holdco LLC
4.625% due 06/01/2028		700	536
6.625% due 07/15/2026		2,200	1,965

Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	300	158
8.000% due 01/22/2030 •		400	219
8.500% due 09/10/2030 •		400	225
10.500% due 07/23/2029		400	235

Curo Group Holdings Corp.
7.500% due 08/01/2028		$1,925	947

Diversified Healthcare Trust
9.750% due 06/15/2025		1,650	1,496

Fastighets AB Balder
1.125% due 01/29/2027 (f)	EUR	1,000	750

Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •		400	370
2.300% due 02/10/2025		$500	444
3.375% due 11/13/2025		200	177
3.664% due 09/08/2024		2,400	2,259
5.125% due 06/16/2025		400	378

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		224	211

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,400	1,715
7.625% due 05/01/2026		350	262

Ladder Capital Finance Holdings LLLP
5.250% due 10/01/2025		1,000	921

LFS Topco LLC
5.875% due 10/15/2026		100	80

OneMain Finance Corp.
3.500% due 01/15/2027		2,475	1,933
7.125% due 03/15/2026		900	813

Oxford Finance LLC
6.375% due 02/01/2027		200	187

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		1,000	856

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	115

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sitka Holdings LLC
8.174% due 07/06/2026 •	$1,050	$1,004

		18,141

INDUSTRIALS 18.8%

Air Canada
3.875% due 08/15/2026	1,375	1,183

American Airlines Pass-Through Trust
3.375% due 11/01/2028	260	217

American Airlines, Inc.
5.500% due 04/20/2026	2,875	2,705
5.750% due 04/20/2029	1,300	1,137

ATP Tower Holdings LLC
4.050% due 04/27/2026	1,175	935

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	1,550	1,346

Bombardier, Inc.
7.125% due 06/15/2026	1,250	1,148

Caesars Entertainment, Inc.
6.250% due 07/01/2025	2,200	2,124

Cheever Escrow Issuer LLC
7.125% due 10/01/2027	1,000	896

Chesapeake Energy Corp.
5.500% due 02/01/2026	850	815

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	100	91

CommScope, Inc.
6.000% due 03/01/2026	1,800	1,660

Community Health Systems, Inc.
8.000% due 03/15/2026	2,500	2,169

Delta Air Lines, Inc.
7.375% due 01/15/2026	166	168

Diamond Sports Group LLC
5.375% due 08/15/2026	600	120

DISH DBS Corp.
5.250% due 12/01/2026	3,500	2,874

EQM Midstream Partners LP
6.000% due 07/01/2025	368	341

iHeartCommunications, Inc.
6.375% due 05/01/2026	1,500	1,394

LABL, Inc.
6.750% due 07/15/2026	1,900	1,726

Legacy LifePoint Health LLC
6.750% due 04/15/2025	300	284

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	1,725	1,426

Northriver Midstream Finance LP
5.625% due 02/15/2026	300	280

NuStar Logistics LP
6.000% due 06/01/2026	2,000	1,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pactiv LLC
7.950% due 12/15/2025	$600	$558

Radiate Holdco LLC
4.500% due 09/15/2026	1,800	1,479

Range Resources Corp.
4.750% due 02/15/2030	100	87
4.875% due 05/15/2025	900	850

RegionalCare Hospital Partners Holdings, Inc.
9.750% due 12/01/2026	500	448

Rockies Express Pipeline LLC
3.600% due 05/15/2025	600	541

Rolls-Royce PLC
3.625% due 10/14/2025	1,500	1,290

Sabre Global, Inc.
7.375% due 09/01/2025	400	359
9.250% due 04/15/2025	1,900	1,822

Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,400	1,351

Studio City Finance Ltd.
5.000% due 01/15/2029	1,900	847

Summer BC Bidco B LLC
5.500% due 10/31/2026	700	576

Tenet Healthcare Corp.
4.875% due 01/01/2026	2,000	1,861

Travel & Leisure Co.
6.625% due 07/31/2026	2,600	2,439

U.S. Acute Care Solutions LLC
6.375% due 03/01/2026	2,000	1,683

United Airlines, Inc.
4.375% due 04/15/2026	1,550	1,386

Viking Cruises Ltd.
13.000% due 05/15/2025	1,450	1,504

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 (a)	1,951	1,775

		47,730

UTILITIES 1.2%

Blue Racer Midstream LLC
7.625% due 12/15/2025	1,000	961

CrownRock LP
5.625% due 10/15/2025	800	767

Genesis Energy LP
6.500% due 10/01/2025	1,300	1,177

Tallgrass Energy Partners LP
7.500% due 10/01/2025	200	197

		3,102

Total Corporate Bonds & Notes (Cost $81,421)		68,973

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(b)	52,605	$0

Total Common Stocks (Cost $92)		0

WARRANTS 0.0%

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Total Warrants (Cost $33)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (e) 0.7%
		1,902

U.S. TREASURY BILLS 0.5%
1.007% due 01/26/2023 (c)(d)	$1,300	1,286

Total Short-Term Instruments (Cost $3,233)		3,188

Total Investments in Securities (Cost $241,088)		218,011

	SHARES
INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%

PIMCO Short-Term Floating NAV Portfolio III	1,963,375	19,062

Total Short-Term Instruments (Cost $19,067)		19,062

Total Investments in Affiliates (Cost $19,067)		19,062

Total Investments 93.3% (Cost $260,155)		$237,073

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $(172))		131

Other Assets and Liabilities, net 6.6%		16,794

Net Assets 100.0%		$253,998

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(1.250)%	09/14/2022	09/13/2024	EUR	885	Fastighets AB Balder 3.000% due 03/07/2078	$(863)	$868	$867
BRC	(2.450)	09/07/2022	09/06/2024		1,055	Fastighets AB Balder 3.000% due 03/07/2078	(1,035)	1,034	1,034

Total Repurchase Agreements							$(1,898)	$1,902	$1,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	(1.500)%	09/23/2022	TBD	(3)	EUR (317)	$(311)

Total Reverse Repurchase Agreements						$(311)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (0.4)%
Banking & Finance (0.4)%
Fastighets AB Balder	3.000%	03/07/2078	EUR 1,300	$(1,144)	$(1,123)

Total Short Sales (0.4)%				$(1,144)	$(1,123)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BPS	$867	$0	$0	$0	$867	$(863)	$4
BRC	1,034	0	0	0	1,034	(1,035)	(1)
JML	0	(311)	0	0	(311)	300	(11)

Master Securities Forward Transaction Agreement
JML	0	0	0	(777)	(777)	0	(777)
SNI	0	0	0	(346)	(346)	0	(346)

Total Borrowings and Other Financing Transactions	$1,901	$(311)	$0	(1,123)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(311)	$(311)

Total Borrowings	$0	$0	$0	$(311)	$(311)

Payable for reverse repurchase agreements					$(311)

(f)	Securities with an aggregate market value of $300 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(549) at a weighted average interest rate of 1.032%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	117

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $23 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$	1,100	$(52)	$9	$(43)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	06/15/2027	$1,700	$(120)	$(92)	$(212)	$0	$(6)

Total Swap Agreements						$(172)	$(83)	$(255)	$0	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0		$(6)	$(6)

Cash of $319 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022		$1,971	EUR	1,986	$0	$(25)

BPS	10/2022		1,556		1,554	0	(33)

CBK	10/2022	EUR	331		$337	12	0
	10/2022		$313	EUR	317	0	(2)

MBC	10/2022	EUR	453		$434	0	(10)

MYI	10/2022		$4,854	EUR	5,031	77	0
	11/2022	EUR	5,031		$4,864	0	(77)

SCX	10/2022		2,100		2,083	25	0
	10/2022		$166	EUR	166	0	(4)

SOG	10/2022	EUR	6,623		$6,665	174	0

Total Forward Foreign Currency Contracts						$288	$(151)

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(25)	$0	$0	$(25)	$(25)	$0	$(25)
BPS	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
CBK	12	0	0	12	(2)	0	0	(2)	10	0	10
MBC	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
MYI	77	0	0	77	(77)	0	0	(77)	0	0	0
SCX	25	0	0	25	(4)	0	0	(4)	21	0	21
SOG	174	0	0	174	0	0	0	0	174	(260)	(86)

Total Over the Counter	$288	$0	$0	$288	$(151)	$0	$0	$(151)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$288	$0	$288

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$151	$0	$151

	$0	$0	$0	$151	$6	$157

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,138	$0	$0	$984	$2,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,123	$0	$1,123

	$0	$1,138	$0	$1,123	$984	$3,245

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$99	$0	$0	$(868)	$(769)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12)	$0	$(12)

	$0	$99	$0	$(12)	$(868)	$(781)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	119

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)	September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$131,356	$14,494	$145,850
Corporate Bonds & Notes
Banking & Finance	0	18,141	0	18,141
Industrials	0	47,730	0	47,730
Utilities	0	3,102	0	3,102
Short-Term Instruments
Repurchase Agreements	0	1,902	0	1,902
U.S. Treasury Bills	0	1,286	0	1,286

	$0	$203,517	$14,494	$218,011

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,062	$0	$0	$19,062

Total Investments	$19,062	$203,517	$14,494	$237,073

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,123)	$0	$(1,123)

Financial Derivative Instruments - Assets
Over the counter	$0	$288	$0	$288

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(151)	0	(151)

	$0	$(157)	$0	$(157)

Total Financial Derivative Instruments	$0	$131	$0	$131

Totals	$19,062	$202,525	$14,494	$236,081

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Loan Participations and Assignments	$22,000	$1,136	$(8,894)	$17	$(169)	$(725)	$5,911	$(4,782)	$14,494	$(604)
Corporate Bonds & Notes
Industrials	2,045	8	0	0	0	(278)	0	(1,775)	0	0
Common Stocks
Real Estate	5	0	0	0	0	(5)	0	0	0	(5)

Totals	$24,050	$1,144	$(8,894)	$17	$(169)	$(1,008)	$5,911	$(6,557)	$14,494	$(609)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$14,494	Third Party Vendor	Broker Quote	79.500-99.875	93.238

Total	$14,494

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Income Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.6%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,328	$11,977

Avolon TLB Borrower 1 (U.S.) LLC
4.514% (LIBOR01M + 1.500%) due 02/12/2027 ~		744	715
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~		6,616	6,460

Axalta Coating Systems US Holdings Inc.
5.424% (LIBOR03M + 1.750%) due 06/01/2024 ~		399	394

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		71,357	69,833
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		10,458	10,329

Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	7,939	7,119
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		$17,119	15,664
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		6,898	6,087

Cengage Learning, Inc.
7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		12,070	10,959

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		3,818	3,483

Charter Communications Operating LLC
4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~		1,677	1,617

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		4,732	4,420

Envision Healthcare Corp.
TBD% due 04/29/2027 µ		815	802
10.602% due 04/29/2027		6,685	6,574
14.077% due 04/28/2028		10,898	10,136

Galderma
7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		18,085	16,875

GVC Holdings PLC
3.185% (EUR001M + 2.250%) due 03/29/2024 ~	EUR	45,800	42,464

Hilton Worldwide Finance LLC
4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~		$4,007	3,881

iHeartCommunications, Inc.
6.115% (LIBOR01M + 3.000%) due 05/01/2026 ~		4,893	4,609

II-VI, Inc.
5.314% (LIBOR01M + 2.750%) due 07/02/2029 ~		4,427	4,298

Ineos Finance PLC
2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	106,128	100,642

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		$7,270	6,841

Lealand Finance Co. BV
6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		156	99

Lealand Finance Co. BV (4.115% Cash and 3.000% PIK)
7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		585	298

Marriott Ownership Resorts, Inc.
5.617% (LIBOR01M + 1.750%) due 08/29/2025 ~		245	235

MH Sub LLC
6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~		3,963	3,788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nielsen Finance LLC
4.705% (LIBOR01M + 2.000%) due 10/04/2023 ~		$58	$58

Petco Health and Wellness Company, Inc.
6.924% (LIBOR03M + 3.250%) due 03/03/2028 ~		2,450	2,320

PetSmart, Inc.
6.870% (LIBOR01M + 3.750%) due 02/11/2028 ~		10,989	10,437

Poseidon Bidco
TBD% due 07/14/2028 «	EUR	39,800	37,056

Press Ganey (Azalea Topco)
6.615% (LIBOR01M + 3.500%) due 07/24/2026 ~		$10,791	9,847

PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		385	337

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		519	484

Sequa Mezzanine Holdings LLC
9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		10,075	10,073

Sigma Bidco BV
3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	690	547

SkyMiles IP Ltd.
6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		$25,125	25,260

Softbank Vision Fund
5.000% due 12/21/2025 «		30,635	30,549

Sotera Health Holdings LLC
5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~		7,203	6,374

SS&C European Holdings SARL
4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		175	170

SS&C Technologies, Inc.
4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		281	273

Stars Group Holdings BV
3.728% (EUR003M + 2.500%) due 07/21/2026 ~	EUR	8,600	7,849

Syniverse Holdings, Inc.
10.553% due 05/13/2027		$6,810	5,895

TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~		38,050	37,188
5.924% (LIBOR03M + 2.250%) due 05/30/2025 ~		35,767	34,415
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~		41,012	39,393

Uber Technologies, Inc.
6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		28,491	27,954
6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~		53,227	52,048

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		5,347	5,126

Univision Communications, Inc.
5.865% (LIBOR01M + 2.750%) due 03/15/2024 ~		2,718	2,700

Westmoreland Mining Holdings LLC (15.000% PIK)
15.000% due 03/15/2029 (b)		276	188

Windstream Services LLC
9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		9,866	8,978

WM Morrison Supermarkets PLC
5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	23,114	20,161

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~		$9,888	8,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		$2,547	$2,177

Total Loan Participations and Assignments (Cost $797,140)			736,767

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 7.4%

AIB Group PLC
4.263% due 04/10/2025 •		2,600	2,494

Ally Financial, Inc.
8.000% due 11/01/2031		95	99

Asian Development Bank
4.700% due 03/12/2024	MXN	10,200	463

Athora Netherlands NV
2.375% due 05/17/2024	EUR	300	286

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6,957	5,452
3.950% due 07/01/2024		2,630	2,490

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	25,333
2.625% due 04/28/2025		2,028	1,709
3.625% due 09/24/2024		6,000	5,358

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(i)(j)		5,000	4,492

Banco BTG Pactual SA
4.500% due 01/10/2025		$2,100	1,998

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	7,100	1,657

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(i)(j)	EUR	7,837	6,775
7.500% due 05/19/2025 •(i)(j)		1,800	1,659

Bank of Nova Scotia
4.900% due 06/04/2025 •(i)(j)		$9,126	8,170

Barclays Bank PLC
7.625% due 11/21/2022 (j)		11,356	11,357

Barclays PLC
6.125% due 12/15/2025 •(i)(j)		28,342	23,916
7.125% due 06/15/2025 •(i)(j)	GBP	5,200	5,045
7.250% due 03/15/2023 •(i)(j)		15,925	17,136
7.750% due 09/15/2023 •(i)(j)		$11,690	10,828
8.000% due 06/15/2024 •(i)(j)		4,000	3,721

BGC Partners, Inc.
3.750% due 10/01/2024		3,840	3,690
4.375% due 12/15/2025		9,100	8,509

BNP Paribas SA
4.625% due 02/25/2031 •(i)(j)		6,800	4,370

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		300	65
4.450% due 08/17/2026		200	52
5.950% due 10/20/2025		200	44
6.000% due 07/16/2025		200	44
6.450% due 11/07/2024		600	136

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	9,000	8,269
5.823% due 01/28/2029 •		4,100	3,707

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$1,400	442
3.125% due 10/22/2025		1,600	519
3.875% due 10/22/2030		700	201
8.000% due 01/27/2024		1,300	510

Credit Suisse AG
6.500% due 08/08/2023 (j)		2,700	2,672

Credit Suisse Group AG
5.250% due 02/11/2027 •(i)(j)		3,600	2,537
6.250% due 12/18/2024 •(i)(j)		1,000	860
6.373% due 07/15/2026 •		22,450	21,710
6.375% due 08/21/2026 •(i)(j)		3,200	2,336
6.442% due 08/11/2028 •		33,850	31,522
7.250% due 09/12/2025 •(i)(j)		5,200	3,978
7.500% due 07/17/2023 •(i)(j)		3,700	3,182
7.500% due 12/11/2023 •(i)(j)		11,300	10,415

CTP NV
1.250% due 06/21/2029	EUR	400	276

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	121

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank AG
3.547% due 09/18/2031 •		$800	$611
3.961% due 11/26/2025 •		3,381	3,159

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		58	58

EPR Properties
4.750% due 12/15/2026		627	557
4.950% due 04/15/2028		316	272

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	4,000	2,827
6.500% due 04/15/2024 •(i)(j)		2,400	2,186

Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	2,620	1,633
4.625% due 04/29/2030		$15,379	13,848

FCE Bank PLC
1.615% due 05/11/2023	EUR	300	290

First-Citizens Bank & Trust Co.
2.969% due 09/27/2025 •		$1,300	1,227

Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •	EUR	900	832
1.744% due 07/19/2024		9,200	8,329
2.386% due 02/17/2026		1,500	1,284
2.700% due 08/10/2026		$33,000	27,411
2.748% due 06/14/2024	GBP	2,500	2,520
3.021% due 03/06/2024	EUR	600	564
3.250% due 09/15/2025		2,200	1,959
3.350% due 11/01/2022		$5,800	5,800
3.375% due 11/13/2025		21,100	18,672
3.550% due 10/07/2022		9,554	9,562
4.535% due 03/06/2025	GBP	4,800	4,802
5.125% due 06/16/2025		$4,100	3,875

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,965	1,849

GLP Capital LP
4.000% due 01/15/2031		1,000	819
5.300% due 01/15/2029		902	824

HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	5,107
2.848% due 06/04/2031 •		7,565	5,801
3.973% due 05/22/2030 •		2,400	2,034
4.292% due 09/12/2026 •		1,300	1,227
4.583% due 06/19/2029 •		1,000	893
4.950% due 03/31/2030		11,964	11,010
6.000% due 09/29/2023 •(i)(j)	EUR	4,000	3,860

Huarong Finance Co. Ltd.
2.500% due 02/24/2023		$900	884

ING Groep NV
4.875% due 05/16/2029 •(i)(j)		6,200	4,354
5.750% due 11/16/2026 •(i)(j)		3,325	2,861

International Finance Corp.
8.000% due 10/09/2023	IDR	7,400,000	495

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(i)(j)	EUR	9,200	7,991

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «		8,781	650

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		3,500	2,901

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(i)(j)		400	348
7.500% due 06/27/2024 •(i)(j)		$800	744
7.500% due 09/27/2025 •(i)(j)		10,550	9,653
7.625% due 06/27/2023 •(i)(j)	GBP	3,880	4,415
7.875% due 06/27/2029 •(i)(j)		2,508	2,434

MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	6,400	5,107
2.500% due 03/24/2026	GBP	2,500	2,224
3.375% due 04/24/2030		1,500	1,115
3.692% due 06/05/2028		1,100	910
5.250% due 08/01/2026		$2,140	1,962

Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,063
4.302% due 03/08/2029 •		5,600	4,989

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	6,504
4.892% due 05/18/2029 •		1,430	1,304
5.076% due 01/27/2030 •		6,400	5,840
8.000% due 08/10/2025 •(i)(j)		1,900	1,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Metro Global Ltd.
4.500% due 05/02/2026		$1,000	$330
4.625% due 10/15/2025		200	71
4.800% due 12/15/2024		1,400	628
6.800% due 08/05/2023		600	396

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	679

Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		728	593

OneMain Finance Corp.
5.625% due 03/15/2023		3,516	3,503
6.125% due 03/15/2024		16,538	15,955

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		3,872	3,850

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,462
6.750% due 06/24/2024 •(i)(j)	GBP	35,308	36,424

Seazen Group Ltd.
6.000% due 08/12/2024		$700	308

Sitka Holdings LLC
8.174% due 07/06/2026 •		25,221	24,128

Societe Generale SA
7.375% due 10/04/2023 •(i)(j)		2,800	2,552
7.875% due 12/18/2023 •(i)(j)		3,743	3,598

Standard Chartered PLC
4.750% due 01/14/2031 •(i)(j)		2,500	1,655
7.750% due 04/02/2023 •(i)(j)		700	683

UBS AG
5.125% due 05/15/2024 (j)		2,150	2,101

UBS Group AG
4.875% due 02/12/2027 •(i)(j)		3,400	2,656

UniCredit SpA
7.830% due 12/04/2023		46,530	46,929

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,074	2,319
7.395% due 03/28/2024		1,558	1,742

Uniti Group LP
6.500% due 02/15/2029		$14,653	9,852
7.875% due 02/15/2025		39,171	38,290

VICI Properties LP
3.875% due 02/15/2029		3,700	3,112
4.500% due 09/01/2026		4,600	4,206
4.500% due 01/15/2028		3,219	2,860
4.625% due 06/15/2025		18,629	17,554
5.625% due 05/01/2024		22,052	21,700
5.750% due 02/01/2027		200	189

Voyager Aviation Holdings LLC
8.500% due 05/09/2026		6,882	5,626

			723,661

INDUSTRIALS 11.6%

AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	5,750	6,087

Air Canada
3.875% due 08/15/2026		$3,879	3,336

Altice Financing SA
3.000% due 01/15/2028	EUR	2,600	1,926
5.750% due 08/15/2029		$6,626	5,086

Altice France SA
8.125% due 02/01/2027		20,558	18,420

Amdocs Ltd.
2.538% due 06/15/2030		5,400	4,309

American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,300	1,060
3.000% due 04/15/2030		224	194
3.200% due 12/15/2029		816	712
3.350% due 04/15/2031		682	596
3.375% due 11/01/2028		18,887	15,757
3.575% due 07/15/2029		1,072	959
3.600% due 03/22/2029		900	808
3.650% due 02/15/2029		367	325
3.700% due 04/01/2028		600	512

American Airlines, Inc.
5.500% due 04/20/2026		23,895	22,481
5.750% due 04/20/2029		2,483	2,171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
5.150% due 05/01/2030		$1,526	$1,413

Bombardier, Inc.
7.500% due 03/15/2025		51,114	49,774
7.875% due 04/15/2027		1,700	1,568

British Airways Pass-Through Trust
2.900% due 09/15/2036		7,545	6,152
3.300% due 06/15/2034		813	691

Broadcom, Inc.
2.450% due 02/15/2031		5,000	3,775
3.137% due 11/15/2035		1,525	1,072
3.187% due 11/15/2036		1,274	874
3.469% due 04/15/2034		1,106	832
4.150% due 11/15/2030		1,700	1,474
4.300% due 11/15/2032		3,031	2,550
4.926% due 05/15/2037		4,040	3,339

Caesars Entertainment, Inc.
6.250% due 07/01/2025		5,600	5,406

Carnival Corp.
4.000% due 08/01/2028		5,300	4,284

Carvana Co.
5.500% due 04/15/2027		860	470
10.250% due 05/01/2030		25,900	17,336

CCO Holdings LLC
4.250% due 01/15/2034		1,600	1,149

CDW LLC
2.670% due 12/01/2026		15,100	13,126

Centene Corp.
2.450% due 07/15/2028		16,100	13,135

Champion Path Holdings Ltd.
4.850% due 01/27/2028		200	130

Charter Communications Operating LLC
3.500% due 06/01/2041		13,600	8,719
4.800% due 03/01/2050		1,760	1,274

CommScope, Inc.
8.250% due 03/01/2027		15,060	12,466

Community Health Systems, Inc.
4.750% due 02/15/2031		3,400	2,291
5.625% due 03/15/2027		23,817	18,368
8.000% due 03/15/2026		18,733	16,250

Coty, Inc.
3.875% due 04/15/2026	EUR	11,900	10,565

CVS Pass-Through Trust
7.507% due 01/10/2032		$65	69

Delta Air Lines, Inc.
4.500% due 10/20/2025		1,700	1,651
4.750% due 10/20/2028		3,720	3,470
7.000% due 05/01/2025		10,653	10,733

DISH DBS Corp.
5.250% due 12/01/2026		17,540	14,403
5.750% due 12/01/2028		9,410	7,129

Dufry One BV
2.000% due 02/15/2027	EUR	4,600	3,447
3.625% due 04/15/2026	CHF	7,256	6,372

Exela Intermediate LLC
11.500% due 07/15/2026		$91	27

Expedia Group, Inc.
5.000% due 02/15/2026		4,054	3,991
6.250% due 05/01/2025		9,627	9,700

Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	463
2.500% due 03/21/2026		16,200	7,938
2.949% due 01/24/2024		8,260	4,250
3.125% due 11/17/2023		5,000	2,818
8.625% due 04/28/2034		$300	146

Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,428	2,259
5.106% due 03/15/2034		4,569	4,486

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		$5,665	4,690

Hyatt Hotels Corp.
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		12,100	12,100
4.850% due 03/15/2026		2,700	2,628

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

iHeartCommunications, Inc.
6.375% due 05/01/2026		$14,673	$13,640
8.375% due 05/01/2027		3,587	3,024

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (b)	EUR	1,100	949

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (b)		500	378

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		$1,474	1,260

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,200	1,988

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		27,287	23,268

JetBlue Pass-Through Trust
4.000% due 05/15/2034		3,066	2,734

Las Vegas Sands Corp.
3.200% due 08/08/2024		1,400	1,321
3.500% due 08/18/2026		1,500	1,314
3.900% due 08/08/2029		1,200	994

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,500	1,275

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	18,100	14,191

Marriott International, Inc.
4.625% due 06/15/2030		$236	214

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,970	1,810
5.625% due 07/17/2027		6,600	4,488
5.750% due 07/21/2028		900	581

MGM China Holdings Ltd.
4.750% due 02/01/2027		400	312
5.875% due 05/15/2026		400	324

Micron Technology, Inc.
4.663% due 02/15/2030		1,425	1,266

Mitchells & Butlers Finance PLC
3.743% (US0003M + 0.450%) due 12/15/2030 ~		5,043	4,602
6.013% due 12/15/2030	GBP	292	301

NCL Corp. Ltd.
5.875% due 02/15/2027		$1,931	1,612

Netflix, Inc.
3.625% due 06/15/2030	EUR	1,900	1,598
3.875% due 11/15/2029		4,709	4,082
4.625% due 05/15/2029		1,600	1,470
4.875% due 06/15/2030		$1,400	1,283
5.375% due 11/15/2029		410	386

Nielsen Finance LLC
5.625% due 10/01/2028		1,000	995

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	4,500	3,787
3.522% due 09/17/2025		$9,500	8,746
4.345% due 09/17/2027		23,270	20,089
4.810% due 09/17/2030		5,600	4,544

Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (b)		957	1,060

NPC Ukrenergo
6.875% due 11/09/2028 ^(c)		800	154

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (f)(i)		920	1

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		3,300	78
5.500% due 04/12/2037 ^(c)		4,350	103
6.000% due 05/16/2024 ^(c)		1,810	43
6.000% due 11/15/2026 ^(c)		3,434	82
9.750% due 05/17/2035 ^(c)		840	20

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,000	692
5.950% due 01/28/2031		$8,997	6,091
6.700% due 02/16/2032		25,103	17,651
6.950% due 01/28/2060		3,028	1,681

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		44,282	39,583

Prosus NV
1.207% due 01/19/2026	EUR	4,077	3,384
1.288% due 07/13/2029		9,400	6,517
3.257% due 01/19/2027		$6,600	5,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RAC Bond Co. PLC
4.565% due 05/06/2046	GBP	4,000	$4,405

RegionalCare Hospital Partners Holdings, Inc.
9.750% due 12/01/2026		$82,583	74,030

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,061	2,748
3.625% due 10/14/2025		$9,200	7,909
4.625% due 02/16/2026	EUR	16,372	14,732
5.750% due 10/15/2027		$1,100	958
5.750% due 10/15/2027	GBP	7,843	7,553

Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$13,400	13,651
10.875% due 06/01/2023		3,432	3,511
11.500% due 06/01/2025		40,686	43,291

Sands China Ltd.
2.800% due 03/08/2027		9,800	7,801
4.300% due 01/08/2026		2,900	2,474
4.875% due 06/18/2030		1,400	1,097
5.625% due 08/08/2025		26,853	24,370
5.900% due 08/08/2028		3,500	2,950

Seagate HDD Cayman
3.375% due 07/15/2031		1,600	1,121

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		28,450	27,461

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		1,969	1,942
5.152% due 09/20/2029		3,186	3,120

Studio City Finance Ltd.
5.000% due 01/15/2029		1,600	713
6.000% due 07/15/2025		200	112

Surgery Center Holdings, Inc.
10.000% due 04/15/2027 (m)		45,828	44,625

Syngenta Finance NV
4.441% due 04/24/2023		6,400	6,364
4.892% due 04/24/2025		1,198	1,160

T-Mobile USA, Inc.
2.250% due 02/15/2026		3,300	2,957
2.625% due 04/15/2026		10,620	9,637

Times Square Hotel Trust
8.528% due 08/01/2026		133	133

Topaz Solar Farms LLC
4.875% due 09/30/2039		475	415
5.750% due 09/30/2039		3,739	3,450

Transocean Guardian Ltd.
5.875% due 01/15/2024		89	84

Transocean Pontus Ltd.
6.125% due 08/01/2025		22	21

Transocean, Inc.
7.500% due 01/15/2026		1,268	941
8.000% due 02/01/2027		1,461	1,018

Triumph Group, Inc.
6.250% due 09/15/2024		4,525	4,130

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		667	592
4.625% due 12/03/2026		225	204

U.S. Renal Care, Inc.
10.625% due 07/15/2027		533	248

Uber Technologies, Inc.
4.500% due 08/15/2029		17,200	14,491
7.500% due 05/15/2025		22,737	22,714

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,274	1,021
4.150% due 10/11/2025		167	158
5.875% due 04/15/2029		31,189	30,132

United Airlines, Inc.
4.375% due 04/15/2026		4,238	3,790
4.625% due 04/15/2029		9,645	8,005

United Group BV
4.875% due 07/01/2024	EUR	7,040	6,447

Univision Communications, Inc.
5.125% due 02/15/2025		$7,700	7,322

Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (b)		239	236

Viking Cruises Ltd.
13.000% due 05/15/2025		8,300	8,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		$600	$468

VOC Escrow Ltd.
5.000% due 02/15/2028		3,000	2,446

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	5,100	4,034

Weir Group PLC
2.200% due 05/13/2026		$11,800	9,927

Western Midstream Operating LP
3.555% (US0003M + 1.850%) due 01/13/2023 ~		1,280	1,271

Windstream Escrow LLC
7.750% due 08/15/2028		1,800	1,494

Wynn Las Vegas LLC
4.250% due 05/30/2023		800	785
5.250% due 05/15/2027		6,190	5,462
5.500% due 03/01/2025		12,300	11,533

Wynn Macau Ltd.
4.875% due 10/01/2024		16,160	13,009
5.125% due 12/15/2029		600	391
5.500% due 01/15/2026		25,600	19,454
5.500% due 10/01/2027		3,700	2,560
5.625% due 08/26/2028		9,800	6,547

Wynn Resorts Finance LLC
7.750% due 04/15/2025		18,479	18,071

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,395	1,407

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		2,366	1,904

			1,123,108

UTILITIES 4.5%

Gazprom PJSC via Gaz Finance PLC
2.950% due 04/15/2025	EUR	65,900	33,907

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024		$2,000	1,933

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)		2,030	1,162

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		2	2

Pacific Gas & Electric Co.
1.700% due 11/15/2023		35,000	33,582
2.100% due 08/01/2027		14,923	12,084
2.500% due 02/01/2031		200	146
2.950% due 03/01/2026		3,866	3,415
3.150% due 01/01/2026		28,529	25,660
3.250% due 06/15/2023		7,349	7,251
3.250% due 02/16/2024		41,700	40,275
3.250% due 06/01/2031		28,900	22,093
3.300% due 03/15/2027		1,510	1,310
3.300% due 12/01/2027		6,710	5,663
3.400% due 08/15/2024		5,892	5,612
3.450% due 07/01/2025		10,221	9,516
3.500% due 06/15/2025		11,026	9,952
3.750% due 02/15/2024		12,732	12,365
3.750% due 07/01/2028		5,599	4,723
3.750% due 08/15/2042		140	89
4.000% due 12/01/2046		32	21
4.250% due 08/01/2023		7,619	7,563
4.300% due 03/15/2045		479	319
4.450% due 04/15/2042		888	629
4.500% due 07/01/2040		2,303	1,681
4.500% due 12/15/2041		432	297
4.550% due 07/01/2030		11,197	9,608
4.600% due 06/15/2043		132	93
4.650% due 08/01/2028		800	707
4.750% due 02/15/2044		645	463
4.950% due 06/08/2025		12,700	12,343
4.950% due 07/01/2050		12,225	8,982
5.450% due 06/15/2027		10,700	10,095

Rio Oil Finance Trust
8.200% due 04/06/2028		9,699	9,740
9.250% due 07/06/2024		450	455
9.750% due 01/06/2027		5,414	5,613

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	123

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Communications LLC
6.000% due 11/15/2022	$12,058	$12,070

Sprint Corp.
7.125% due 06/15/2024	38,535	39,175
7.625% due 02/15/2025	1,090	1,119
7.625% due 03/01/2026	122	126
7.875% due 09/15/2023	84,425	85,427

Transocean Phoenix 2 Ltd.
7.750% due 10/15/2024	22	22

Transocean Poseidon Ltd.
6.875% due 02/01/2027	525	481

Transocean Proteus Ltd.
6.250% due 12/01/2024	1,265	1,191

		438,960

Total Corporate Bonds & Notes (Cost $2,738,015)		2,285,729

CONVERTIBLE BONDS & NOTES 0.2%

BANKING & FINANCE 0.1%

Apollo Commercial Real Estate Finance, Inc.
5.375% due 10/15/2023	17,228	16,938

INDUSTRIALS 0.1%

DISH Network Corp.
2.375% due 03/15/2024	4,400	3,941

Transocean, Inc.
4.625% due 09/30/2029	1,334	1,132

		5,073

Total Convertible Bonds & Notes (Cost $23,291)		22,011

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	50	50

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	19	20

		70

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	197	99

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)	51	28

		127

Total Municipal Bonds & Notes (Cost $216)		197

U.S. GOVERNMENT AGENCIES 33.4%

Fannie Mae
2.794% due 09/25/2042 ~	5	5
4.532% due 09/01/2037 •	1,898	1,941
6.000% due 04/25/2043	4	4

Freddie Mac
0.910% due 01/25/2031 ~(a)	238,531	5,584
3.017% due 12/25/2047 ~	562	557
3.103% due 10/25/2046 ~	605	579
3.500% due 11/01/2046	588	542
4.000% due 08/01/2047	1,132	1,074

Ginnie Mae
1.625% due 07/20/2045 - 12/20/2045 •	2,174	2,143
5.000% due 01/20/2049	10	10

Ginnie Mae, TBA
2.500% due 10/01/2052	30,900	26,561
3.500% due 10/01/2052 - 11/01/2052	83,700	76,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/01/2052	$32,900	$30,714
4.500% due 10/01/2052 - 11/01/2052	43,800	41,927
5.000% due 11/01/2052	55,500	54,265

Uniform Mortgage-Backed Security
2.000% due 11/01/2036 - 05/01/2052	153,578	134,116
2.500% due 09/01/2040 - 02/01/2051	492,799	418,206
3.000% due 03/01/2030 - 06/01/2052	173,548	156,777
3.500% due 08/01/2047 - 10/01/2052	145,752	131,921
4.000% due 06/01/2038 - 07/01/2051	61,905	58,453
4.500% due 07/01/2023 - 10/01/2048	857	827

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052	585,682	509,845
3.500% due 10/01/2052 - 11/01/2052	849,900	764,861
4.000% due 10/01/2052 - 11/01/2052	652,581	605,266
4.500% due 10/01/2052 - 11/01/2052	237,900	226,549
5.000% due 10/01/2052	5,200	5,067

Total U.S. Government Agencies (Cost $3,495,964)		3,253,933

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	800
3.000% due 08/15/2048	80	68
3.000% due 02/15/2049	10	8
3.875% due 09/30/2029	144,800	144,178

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2030 (q)	36,122	31,827
0.125% due 01/15/2031 (q)	1,935	1,692
0.125% due 07/15/2031	69,575	60,715
0.250% due 07/15/2029 (o)	61,964	55,909
0.250% due 02/15/2050 (q)	5,785	3,801
0.375% due 01/15/2027 (o)(q)	3,384	3,162
0.375% due 07/15/2027 (o)	920	859
0.625% due 07/15/2032	87,184	79,177
0.625% due 02/15/2043 (q)	1,031	794
0.750% due 07/15/2028 (o)	11,160	10,493
0.750% due 02/15/2042 (q)	1,049	845
0.750% due 02/15/2045	5,410	4,180
0.875% due 01/15/2029 (o)(q)	36,295	34,151
0.875% due 02/15/2047 (q)	6,014	4,725
1.000% due 02/15/2046 (q)	3,126	2,539
1.000% due 02/15/2048 (q)	6,968	5,658
1.000% due 02/15/2049 (q)	22,147	18,070
1.375% due 02/15/2044 (q)	1,017	907
2.125% due 02/15/2040 (q)	548	572
2.125% due 02/15/2041 (q)	541	559

U.S. Treasury Notes
2.375% due 03/31/2029 (o)(q)	108,500	98,269
2.375% due 05/15/2029 (o)(q)	196,800	178,135
2.500% due 01/31/2025 (o)(q)	23,130	22,226
2.625% due 01/31/2026 (o)	7,800	7,415
2.875% due 05/15/2032	67,910	62,801

Total U.S. Treasury Obligations (Cost $925,600)		834,535

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.1%

225 Liberty Street Trust
4.501% due 02/10/2036	10,490	9,461
4.803% due 02/10/2036 ~	30,350	26,245

Adjustable Rate Mortgage Trust
3.315% due 08/25/2035 ~	39	38
3.345% due 10/25/2035 ^~	100	96
3.586% due 11/25/2035 ^~	70	56

American Home Mortgage Assets Trust
2.044% due 10/25/2046 •	3,516	2,527
3.209% due 03/25/2047 •	2,406	2,147
3.274% due 12/25/2046 ^~	4,458	3,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
3.984% due 09/25/2035 ~		$917	$867
5.345% due 12/25/2035 ~		8,627	2,039
6.700% due 06/25/2036 þ		7,003	1,284
7.100% due 06/25/2036 þ		3,816	699

Ashford Hospitality Trust
4.068% due 04/15/2035 •		10,000	9,602
4.268% (US0001M + 1.450%) due 06/15/2035 ~		15,150	14,607
4.268% due 06/15/2035 •		3,000	2,892
4.668% due 06/15/2035 •		9,900	9,523
4.668% due 06/15/2035 ~		6,000	5,772
4.918% due 04/15/2035 ~		22,753	21,370
5.568% due 06/15/2035 •		6,600	6,343

Atrium Hotel Portfolio Trust
4.468% due 12/15/2036 •		8,450	8,084
4.768% due 12/15/2036 •		7,242	6,734
5.118% due 06/15/2035 ~		3,805	3,577

Austin Fairmont Hotel Trust
4.068% due 09/15/2032 •		12,155	11,714
4.268% due 09/15/2032 •		4,000	3,835
5.068% due 09/15/2032 •		3,000	2,826

Avon Finance PLC
3.045% due 09/20/2048 •	GBP	17,535	19,488
3.645% due 09/20/2048 ~		2,700	2,993
4.145% due 09/20/2048 ~		2,700	2,991
4.645% due 09/20/2048 ~		2,000	2,216

BAMLL Commercial Mortgage Securities Trust
4.418% due 04/15/2036 •		$6,635	6,445
4.518% due 09/15/2034 ~		3,370	3,197
4.818% due 09/15/2038 •		6,000	5,683
4.968% due 03/15/2037 ~		6,500	6,371
5.318% due 03/15/2034 •		21,269	20,461
5.568% due 09/15/2038 •		16,700	15,633

BAMLL Re-REMIC Trust
6.014% due 06/17/2050 ~		100	33

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~		2,469	752

Banc of America Funding Trust
3.008% due 05/20/2036 ^~		52	46
3.373% due 12/20/2046 ^~		5,632	5,090
3.624% due 09/20/2035 ^~		30	26
6.388% due 04/25/2037 ^þ		100	88

Banc of America Mortgage Trust
2.658% due 01/25/2036 ^~		18	16
3.141% due 11/20/2046 ^~		196	178

Barclays Commercial Mortgage Securities Trust
4.068% due 10/15/2037 •		3,400	3,220
5.209% due 07/15/2037 •		6,576	6,296

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~		2,520	2,222

BCAP LLC Trust
3.081% due 03/27/2036 ~		661	491
3.264% due 03/25/2037 •		2,391	2,148
3.503% due 10/26/2037 ~		432	432
6.500% due 06/26/2037 ~		7,568	2,242

Bear Stearns Adjustable Rate Mortgage Trust
3.011% due 01/25/2035 ~		2	2

Bear Stearns ALT-A Trust
3.091% due 11/25/2035 ^~		404	364
3.814% due 09/25/2047 ~		13,275	8,311

Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		84	81

Bear Stearns Mortgage Funding Trust
3.244% due 01/25/2037 ~		5,382	4,678

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~		300	233

Benchmark Mortgage Trust
3.404% due 12/15/2062 ~		11,595	10,530
3.626% due 09/15/2048 ~		3,000	2,599

BHP Trust
4.141% due 08/15/2036 •		2,975	2,867

Braemar Hotels & Resorts Trust
4.068% due 06/15/2035 ~		3,344	3,171

BWAY Mortgage Trust
5.018% due 09/15/2036 ~		7,124	6,885
5.668% due 09/15/2036 ~		8,195	7,915

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BX Trust
4.464% due 10/15/2036 •	$13,200	$12,312
4.713% due 10/15/2036 •	14,600	13,585
4.788% due 05/15/2035 •	6,285	5,938
5.238% due 05/15/2035 •	11,541	10,878

Cascade Funding Mortgage Trust
4.000% due 10/25/2068 ~	2,294	2,220

Chase Mortgage Finance Trust
3.756% due 02/25/2037 ~	538	517
5.500% due 12/25/2022 ^	524	229
6.000% due 05/25/2036	11,538	5,832

CIM Trust
4.500% due 03/25/2062 ~	69,200	66,308

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	983	849

Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~	5,956	5,568
4.718% due 10/15/2036 •	15,070	14,556
5.118% due 10/15/2036 ~	19,910	19,216
5.718% due 10/15/2036 •	13,270	12,813

Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 ~	372,644	332,372

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	5,569	4,929
6.500% due 06/25/2037 ^	46	42

Colony Mortgage Capital Ltd.
4.296% due 11/15/2038 •	7,850	7,380
5.539% due 11/15/2038 •	8,000	7,469

Commercial Mortgage Trust
4.368% due 06/15/2034 •	9,358	8,833

Countrywide Alternative Loan Trust
2.064% due 08/25/2046 •	1,911	1,762
2.484% due 11/25/2047 ^•	835	718
3.193% due 07/20/2046 ^~	88	67
3.273% due 09/20/2046 •	975	648
3.444% due 04/25/2046 •	1,242	1,128
3.484% due 02/25/2036 •	126	82
4.034% due 11/20/2035 ^•	25	13
5.000% due 08/25/2035	2,675	1,809
5.500% due 04/25/2035	996	719
5.500% due 12/25/2035	212	187
5.500% due 03/25/2036 ^	41	19
6.000% due 12/25/2034	851	760
6.000% due 03/25/2036 ^	395	194
6.000% due 08/25/2036 •	498	461
6.000% due 03/25/2037 ^	994	420
6.000% due 05/25/2037 ^	2,733	1,381

Countrywide Home Loan Mortgage Pass-Through Trust
2.713% due 04/25/2035 ~	110	88
3.187% due 02/20/2036 ^~	28	23
3.349% due 09/20/2036 ^~	785	699
3.354% due 04/25/2035 ~	138	125
3.628% due 11/25/2037 ~	17,002	15,737
3.724% due 03/25/2035 ~	68	58
3.941% due 10/20/2034 ~	163	157
5.500% due 11/25/2035 ^	30	18
6.000% due 02/25/2037 ^	6,252	2,686

Countrywide Home Loan Reperforming REMIC Trust
3.444% due 03/25/2035 ^~	2,528	2,447

Credit Suisse Commercial Mortgage Trust
5.791% due 01/15/2049 ~	15,000	17,936

Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~	24	22
6.000% due 01/25/2036 ^	196	126

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	32,772	22,544

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	31,476	28,960
2.215% due 11/25/2061 ~	3,509	3,336
3.449% due 07/25/2050 ~	6,195	6,223
4.618% due 07/15/2038 ~	4,460	4,202
4.718% due 07/15/2032 •	2,537	2,332
5.118% due 07/15/2038 •	7,000	6,449

CRSNT Commercial Mortgage Trust
4.020% due 04/15/2036 ~	16,000	14,995
4.370% due 04/15/2036 •	9,000	8,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DBGS Mortgage Trust
5.468% due 10/15/2036 ~		$19,393	$17,667

DBWF Mortgage Trust
5.393% due 12/19/2030 •		30,811	29,444

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.384% due 03/25/2037 ^~		211	203
3.504% due 08/25/2047 •		15,937	14,671

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		63	53
6.386% due 10/25/2036 ^þ		63	53

Downey Savings & Loan Association Mortgage Loan Trust
3.303% due 10/19/2036 ^•		289	189

Dragon Finance BV
3.428% due 07/13/2023 •	GBP	629	681

DROP Mortgage Trust
5.070% due 10/15/2043 •		$12,480	11,705

Eurosail PLC
2.926% due 09/13/2045 •	GBP	1,831	1,981

Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
3.898% due 07/15/2038 •		62,118	60,268
5.068% due 07/15/2038 •		8,449	8,112

First Horizon Mortgage Pass-Through Trust
2.684% due 02/25/2036 ~		15	13
5.750% due 05/25/2037 ^		75	35

FWD Securitization Trust
2.810% due 06/25/2049 ~		333	317

GS Mortgage Securities Corp. Trust
4.468% due 12/15/2036 •		3,182	3,104
4.618% due 07/15/2025 •		7,135	6,810
4.718% due 12/15/2036 •		3,614	3,496
4.768% due 08/15/2032 •		6,813	6,450
4.918% due 07/15/2025 •		52,938	50,020
5.318% due 12/15/2036 •		1,000	945

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,184	1,160
0.000% due 01/25/2061 ~(a)		242,835	13,288
0.000% due 12/25/2061 «~(a)		869	874
0.140% due 01/25/2061 ~(a)		237,698	1,147
2.750% due 01/25/2061 ~		200,233	183,107
3.101% due 12/25/2061 «~		267,526	238,029
3.250% due 01/25/2061 ~		12,636	10,582
3.500% due 01/25/2061 ~		8,832	7,767
3.875% due 01/25/2061 ~		7,473	6,573
4.250% due 01/25/2061 ~		4,076	3,533
4.750% due 01/25/2061 ~		3,533	3,093
5.365% due 01/25/2061 ~		3,303	3,105

GSMPS Mortgage Loan Trust
3.525% due 06/25/2034 ~		1,800	1,667

GSR Mortgage Loan Trust
3.058% due 11/25/2035 ~		4	4

HarborView Mortgage Loan Trust
2.719% due 06/19/2045 ^~		759	384

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~		3,548	3,380

Hawaii Hotel Trust
4.818% due 05/15/2038 •		5,810	5,506
4.977% due 05/15/2038 •		58,016	54,842

Hilton USA Trust
4.333% due 11/05/2038 ~		15,000	12,522

HSI Asset Securitization Corp. Trust
4.074% due 07/25/2035 ~		3,057	2,642

Impac CMB Trust
5.216% due 12/25/2032 þ		190	179

Impac Secured Assets Trust
3.724% due 03/25/2036 •		1,441	1,215

Independence Plaza Trust
4.356% due 07/10/2035		1,600	1,473

IndyMac INDA Mortgage Loan Trust
3.959% due 08/25/2037 ~		101	95

IndyMac INDX Mortgage Loan Trust
3.003% due 05/25/2037 ^~		1,256	1,032
3.170% due 05/25/2037 ^~		1,457	1,001
3.229% due 09/25/2035 ^~		54	46
3.444% due 01/25/2037 ~		8,680	7,420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

InTown Mortgage Trust
6.530% due 08/15/2037 ~	$9,800	$9,571

JP Morgan Alternative Loan Trust
2.772% due 12/25/2036 ~	41	39
2.934% due 05/25/2036 ^~	105	66
3.230% due 12/25/2035 ^~	466	352
3.336% due 10/25/2036 ~	7,201	6,340

JP Morgan Chase Commercial Mortgage Securities Trust
3.881% due 01/05/2031 ~	5,000	4,951
4.318% due 12/15/2036 •	3,810	3,443
4.668% due 09/15/2029 •	7,700	7,437
4.918% due 09/15/2029 •	8,698	8,342
4.928% due 05/15/2034 ~	5,900	5,788
5.318% due 05/15/2034 •	1,086	1,055
6.241% due 02/12/2051 ~	259	2,014

JP Morgan Mortgage Trust
3.082% due 07/25/2035 ~	9	9
3.168% due 06/25/2037 ^~	245	189
3.262% due 05/25/2036 ~	250	210
3.512% due 08/25/2036 ^~	658	556
6.500% due 09/25/2035	143	107

Lavender Trust
6.250% due 10/26/2036	1,078	588

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	14,490	12,972
1.892% due 10/25/2066 þ	5,897	5,463
1.991% due 09/25/2060 ~	3,383	3,301
4.243% due 01/28/2070 •	4,990	4,984

Lehman Mortgage Trust
6.000% due 08/25/2036 ^	425	352
6.000% due 09/25/2037 ^	116	106

Lehman XS Trust
3.444% due 12/25/2036 ~	7,428	7,132
3.464% due 09/25/2046 ~	186	169

LUXE Commercial Mortgage Trust
4.568% due 10/15/2038 •	16,839	15,955

MASTR Adjustable Rate Mortgages Trust
3.294% due 04/25/2046 •	226	200

MASTR Alternative Loan Trust
6.750% due 07/25/2036	396	159

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,791	1,480

MBRT
5.268% due 11/15/2036 •	33,511	32,016

Merrill Lynch Alternative Note Asset Trust
3.684% due 03/25/2037 •	613	186

Merrill Lynch Mortgage Investors Trust
2.887% due 11/25/2035 ~	35	34
3.804% due 08/25/2035 •	1,900	1,786

MFA Trust
5.570% due 09/25/2067 þ	21,633	21,472

MFT Trust
3.358% due 02/10/2042	5,000	3,999
3.593% due 02/10/2042 ~	6,815	5,323

Morgan Stanley Bank of America Merrill Lynch Trust
4.908% due 12/15/2046 ~	4,101	3,753

Morgan Stanley Capital Trust
4.218% due 11/15/2034 •	5,400	5,163
5.018% due 11/15/2034 ~	20,993	20,030
5.062% due 12/15/2036 •	9,000	8,441
5.208% due 10/12/2052 ~	183	183
5.894% due 12/15/2023 •	2,500	2,366

Morgan Stanley Mortgage Capital Holdings Trust
3.865% due 09/13/2039 ~	1,957	1,569

Mortgage Equity Conversion Asset Trust
4.570% due 01/25/2042 •	8,528	8,238

MRCD Mortgage Trust
2.718% due 12/15/2036	19,430	17,294

Natixis Commercial Mortgage Securities Trust
3.868% due 11/15/2034 ~	4,000	3,845
4.068% due 11/15/2034 ~	4,000	3,826
4.193% due 04/10/2037 ~	21,999	18,734
4.932% due 06/17/2038 ~	11,200	9,292

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	125

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Orleans Hotel Trust
3.807% due 04/15/2032 ~		$3,300	$3,149
4.407% due 04/15/2032 •		5,440	5,111

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		2,334	2,184

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.274% due 06/25/2037 •		3,859	3,311
3.483% due 04/25/2036 ^~		2,045	1,789

Nomura Resecuritization Trust
3.984% due 01/25/2037 •		23,455	22,014

Pepper Residential Securities Trust
3.893% due 11/18/2060 •		828	827

PRET LLC
1.843% due 09/25/2051 þ		33,521	31,075
1.992% due 02/25/2061 þ		2,173	2,039
2.487% due 10/25/2051 ~		4,058	3,785
6.559% due 08/25/2052 «þ		4,402	4,359

RBSSP Resecuritization Trust
2.777% due 01/26/2036 ~		3,368	3,028

Real Estate Asset Liquidity Trust
2.419% due 06/12/2054 ~	CAD	2,358	1,665

Residential Accredit Loans, Inc. Trust
1.954% due 09/25/2046 •		$5,636	4,920
2.464% due 09/25/2045 •		202	181
3.404% due 01/25/2037 ~		11,243	9,809
3.464% due 07/25/2036 •		156	151
6.000% due 09/25/2036 ^		369	177

Residential Funding Mortgage Securities, Inc. Trust
4.733% due 08/25/2036 ^~		9	9

RESIMAC Bastille Trust
3.563% due 09/05/2057 ~		779	779

RMAC PLC
2.921% due 06/12/2046 •	GBP	276	307

Sequoia Mortgage Trust
3.773% due 09/20/2034 ~		$167	150

SFO Commercial Mortgage Trust
5.218% due 05/15/2038 ~		23,560	22,004
5.718% due 05/15/2038 •		5,000	4,647

Starwood Mortgage Trust
4.518% due 04/15/2034 •		7,734	7,463
5.068% due 04/15/2034 •		10,000	9,574

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •	GBP	15,217	16,827

Structured Adjustable Rate Mortgage Loan Trust
3.384% due 02/25/2037 •		$2,536	2,439
3.841% due 09/25/2035 ~		147	135

Structured Asset Mortgage Investments Trust
3.344% due 03/25/2037 ~		1,077	374
3.624% due 08/25/2035 ~		290	254

Structured Asset Securities Corp.
3.334% due 07/25/2035 ~		15,146	13,993
3.344% due 05/25/2043 •		8,572	7,982

Structured Asset Securities Corp. Mortgage Loan Trust
3.334% due 05/25/2036 •		15,395	12,731

Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		113	112

TBW Mortgage-Backed Trust
3.444% due 01/25/2037 •		15,273	4,412
6.470% due 09/25/2036 ^þ		473	18

Tharaldson Hotel Portfolio Trust
4.943% due 11/11/2034 ~		2,391	2,254

Towd Point Mortgage Trust
3.750% due 09/25/2062 «~		106,345	99,179

Trinity Square PLC
3.046% due 07/15/2059 •	GBP	9,700	10,658
3.346% due 07/15/2059 •		2,800	3,044
3.646% due 07/15/2059 •		1,900	2,051
4.396% due 07/15/2059 •		900	974

Uropa Securities PLC
2.130% due 10/10/2040 •		2,994	3,123

VASA Trust
4.068% due 07/15/2039 •		$10,800	10,244
4.568% due 07/15/2039 •		10,000	9,434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waikiki Beach Hotel Trust
4.298% due 12/15/2033 •		$5,000	$4,786
4.848% due 12/15/2033 •		8,650	8,206

WaMu Commercial Mortgage Securities Trust
1.910% due 11/23/2043 ~		1,379	1,360
3.072% due 03/23/2045 ~		12,845	12,658

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •		126	112
2.304% due 11/25/2042 •		52	48
2.781% due 02/25/2037 ^~		197	175
3.644% due 11/25/2045 ~		353	314
4.064% due 11/25/2034 •		247	226
4.171% due 09/25/2033 ~		23	22

Warwick Finance Residential Mortgages PLC
3.101% (SONIO/N + 0.950%) due 12/21/2049 ~	GBP	12,675	14,138

Wells Fargo Commercial Mortgage Trust
3.623% due 12/13/2031 •		$5,100	5,031
3.873% due 12/13/2031 ~		4,200	4,124
4.618% due 12/13/2031 •		100	96
4.908% due 02/15/2037 •		2,200	2,084

Wells Fargo Mortgage-Backed Securities Trust
2.755% due 04/25/2036 ^~		630	598
3.648% due 11/25/2037 ^~		169	157
4.074% due 09/25/2033 ~		26	25

Total Non-Agency Mortgage-Backed Securities (Cost $2,655,369)			2,443,876

ASSET-BACKED SECURITIES 14.1%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		1,933	1,809

Aames Mortgage Trust
6.950% due 11/25/2031 þ		864	713
7.150% due 01/25/2032 þ		359	320

AccessLex Institute
3.851% due 09/26/2033 •		2,009	1,936

Accredited Mortgage Loan Trust
3.344% due 09/25/2036 •		955	935

Ameriquest Mortgage Securities Trust
3.594% due 04/25/2036 •		1,787	1,779

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.828% due 06/25/2033 ^•		1,285	1,172
3.834% due 01/25/2036 ~		200	195
4.434% due 03/25/2033 •		172	165

Ares European CLO DAC
1.162% due 10/21/2033 ~	EUR	24,950	23,586

Argent Securities Trust
3.384% due 06/25/2036 •		$1,195	362
3.464% due 03/25/2036 ~		5,463	4,931
3.564% due 07/25/2036 •		1,106	329

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.034% due 05/25/2034 •		793	685

Asset-Backed Securities Corp. Home Equity Loan Trust
3.714% due 01/25/2036 ~		6,025	5,120

Ayresome CDO Ltd.
3.498% due 12/08/2045 •		2,517	1,813

Bastille Euro CLO DAC
1.150% due 01/15/2034 •	EUR	50,000	47,266

Bear Stearns Asset-Backed Securities Trust
3.324% due 06/25/2047 ~		$260	258
3.434% due 06/25/2047 •		25,753	21,670
4.684% due 10/25/2037 •		37,194	35,845
5.034% due 08/25/2035 ~		16,419	15,836

Black Diamond CLO DAC
1.810% due 10/03/2029 •	EUR	291	285

BlueMountain CLO Ltd.
3.592% due 07/15/2031 •		$12,200	11,956

BlueMountain Fuji Eur CLO V DAC
0.910% due 01/15/2033 •	EUR	10,200	9,574

Bosphorus CLO DAC
1.820% due 12/15/2030 •		2,869	2,746

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capitalsource Real Estate Loan Trust
3.078% (US0003M + 0.650%) due 01/20/2037 ~		$1,397	$1,395
3.178% due 01/20/2037 •		650	615
3.278% due 01/20/2037 •		400	253

Carlyle Global Market Strategies CLO Ltd.
4.050% due 07/20/2032 •		7,500	7,317

Carrington Mortgage Loan Trust
3.274% due 06/25/2037 •		281	275
4.074% due 06/25/2035 •		26,256	25,471
4.884% due 05/25/2035 ~		15,328	12,887

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		3,007	2,636

Cavendish Square Funding PLC
1.448% due 02/11/2055 •	EUR	927	911

Centex Home Equity Loan Trust
3.734% due 03/25/2033 •		$1,760	1,716

CIT Mortgage Loan Trust
4.584% due 10/25/2037 •		14,973	14,000

Citigroup Mortgage Loan Trust
3.519% due 11/25/2036 •		736	723
3.744% due 02/25/2035 •		398	384
3.774% due 10/25/2035 ^•		800	731

College Avenue Student Loans LLC
4.130% due 12/26/2047		1,785	1,660
4.284% due 12/26/2047 ~		1,321	1,299
4.734% due 11/26/2046 •		575	567

Conseco Finance Corp.
6.280% due 09/01/2030		827	829
7.500% due 03/01/2030 ~		2,960	1,299

Conseco Finance Securitizations Corp.
4.314% due 09/01/2033 ~		2,742	2,712
7.954% due 12/01/2033 ~		1,161	1,169

Countrywide Asset-Backed Certificates
3.564% due 04/25/2037 •		44	37
3.584% due 01/25/2046 ^~		6,390	6,008

Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2047 ^•		8,441	7,621
3.284% due 10/25/2047 •		6,640	6,304
3.304% due 05/25/2037 •		24,674	23,488
3.334% due 06/25/2047 ~		229	219
3.344% due 04/25/2046 •		1,906	1,729
3.354% due 09/25/2046 •		1,652	1,331
3.384% due 03/25/2047 ^•		40	39
3.564% due 03/25/2047 ^•		10,109	8,676
3.650% due 12/25/2034 •		1,205	1,137
3.774% due 05/25/2036 •		103	102
3.784% due 03/25/2036 ^•		5,755	5,136
3.804% due 11/25/2035 ~		455	438
3.824% due 08/25/2047 ~		27,413	26,285
4.434% due 04/25/2035 ~		419	419
5.499% due 02/25/2035 ~		4,460	3,736

Credit-Based Asset Servicing & Securitization CBO Ltd.
3.192% due 02/16/2041 •		128,899	3,185
3.633% due 12/15/2034 •		10,538	846

Credit-Based Asset Servicing & Securitization LLC
3.864% due 03/25/2034 ~		158	153

CVC Cordatus Loan Fund DAC
1.101% due 08/15/2032 ~	EUR	1,900	1,812

CWHEQ Revolving Home Equity Loan Resuritization Trust
3.058% due 12/15/2035 •		$729	729

ECMC Group Student Loan Trust
4.134% due 05/25/2067 •		2,138	2,097

EFS Volunteer LLC
3.633% due 10/25/2035 •		792	788

Ellington Loan Acquisition Trust
4.184% due 05/25/2037 •		12,768	12,346

EMC Mortgage Loan Trust
6.084% due 11/25/2030 •		4,518	4,385

First Franklin Mortgage Loan Trust
3.204% due 11/25/2036 ~		1,997	1,800
3.384% due 05/25/2036 •		2,403	2,250
3.394% due 07/25/2036 ~		273	259
3.564% due 04/25/2036 •		7,600	6,833

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First NLC Trust
2.247% due 05/25/2035 ~		$10,437	$8,927

Fremont Home Loan Trust
3.224% due 11/25/2036 •		4,060	2,425

Gallatin CLO Ltd.
3.782% due 01/21/2028 ~		10,862	10,816

GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,356
5.340% due 06/15/2028		11,500	11,363

GoldenTree Loan Management U.S. CLO Ltd.
3.620% due 11/20/2030 ~		7,000	6,830

Greywolf CLO Ltd.
3.943% due 01/27/2031 •		12,900	12,644

GSAA Home Equity Trust
3.324% due 05/25/2047 •		923	618
3.524% due 03/25/2047 ~		5,636	2,350
3.984% due 08/25/2037 ~		84	81
6.741% due 03/25/2036 þ		3,969	1,235

GSAMP Trust
3.224% due 03/25/2047 •		11,029	10,148
3.254% due 01/25/2037 •		1,004	970
3.564% due 09/25/2036 •		9,157	3,606
3.834% due 01/25/2034 •		1,685	1,646
4.059% due 06/25/2034 •		801	789

Harley Marine Financing LLC
6.682% due 05/15/2043 «þ		778	672

Harvest SBA Loan Trust
4.694% due 08/25/2044 ~		3,907	3,908

Hildene TruPS Securitization Ltd.
4.744% due 05/22/2039 ~		36,672	35,939

Home Equity Loan Trust
3.274% due 04/25/2037 •		12,503	11,699
3.314% due 04/25/2037 ~		623	603

Home Equity Mortgage Loan Asset-Backed Trust
3.274% due 04/25/2037 ~		7,337	5,081
3.464% due 06/25/2036 •		818	809
4.329% due 03/25/2035 •		2,900	2,805

HSI Asset Loan Obligation Trust
3.204% due 12/25/2036 •		58	20

JP Morgan Mortgage Acquisition Corp.
3.669% due 01/25/2036 •		9,226	8,660
4.044% due 06/25/2035 •		7,474	6,681

JP Morgan Mortgage Acquisition Trust
3.294% due 10/25/2036 •		535	527

Jubilee CLO DAC
0.753% due 07/12/2028 •	EUR	217	212

Laurelin DAC
0.767% due 10/20/2031 •		40,500	38,318

LCCM Trust
4.268% due 11/15/2038 •		$7,400	7,073

Lehman XS Trust
3.324% due 02/25/2037 •		4,083	3,964
3.404% due 02/25/2037 •		1,664	1,614

LendingClub Receivables Trust
4.000% due 07/17/2045		3,540	3,521

Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029		10,987	10,807
4.770% due 10/15/2029		6,887	6,753

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		7,212	7,108

Long Beach Mortgage Loan Trust
3.384% due 06/25/2036 ~		8,539	4,363
3.384% due 09/25/2036 •		11,222	7,295
3.504% due 01/25/2046 ~		3,555	3,390
3.684% due 02/25/2036 •		7,108	6,149

Mackay Shields EURO CLO DAC
0.977% due 10/20/2032 ~	EUR	2,700	2,550

Marlay Park CLO DAC
0.740% due 10/15/2030 •		4,100	3,915

MASTR Asset-Backed Securities Trust
3.134% due 01/25/2037 ~		$285	95
4.809% due 06/25/2035 ~		470	457

Merrill Lynch Mortgage Investors Trust
3.604% due 04/25/2037 ~		632	323
3.884% due 08/25/2035 ~		1,139	1,072

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

METAL LLC
4.581% due 10/15/2042		$3,129	$1,937

MF1 LLC
5.659% due 09/17/2037 ~		9,600	9,512

MF1 Ltd.
5.174% due 06/19/2037 •		22,100	21,690

Morgan Stanley ABS Capital, Inc. Trust
3.564% due 09/25/2036 •		6,991	2,764
3.624% due 03/25/2036 •		3,207	3,107
3.789% due 12/25/2034 •		89	84

National Collegiate Student Loan Trust
2.824% due 10/25/2033 ~		2,189	2,106
3.404% due 10/27/2031 ~		3,786	3,705

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		3,588	3,209

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.234% due 07/25/2036 ~		6,280	5,713
3.234% due 07/25/2036 •		11,403	10,910
3.414% due 10/25/2036 ^•		2,123	493
3.744% due 11/25/2035 •		2,500	2,390

NovaStar Mortgage Funding Trust
3.404% due 05/25/2036 •		1,328	1,292
3.999% due 10/25/2035 •		6,654	6,232
5.184% due 12/25/2034 •		74	68

Octagon Investment Partners Ltd.
3.700% due 04/16/2031 •		15,300	15,035

OneMain Financial Issuance Trust
4.890% due 10/14/2034		36,800	36,123

Option One Mortgage Loan Trust Asset-Backed Certificates
3.774% due 11/25/2035 •		2,222	2,148

Ownit Mortgage Loan Trust
3.504% due 01/25/2037 •		1,392	1,334

Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		30,783	29,728
2.030% due 10/15/2029		15,635	15,011
4.970% due 01/15/2030		11,098	11,000

Palisades CDO Ltd.
3.409% due 07/22/2039 ~		3,850	3,839

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.819% due 09/25/2035 •		8,183	7,943
4.119% due 05/25/2035 •		7,804	6,212

People’s Choice Home Loan Securities Trust
4.029% due 05/25/2035 ^•		1,063	953

PRET LLC
1.868% due 07/25/2051 þ		13,838	12,380
2.487% due 07/25/2051 þ		22,624	21,155
2.487% due 10/25/2051 þ		26,193	24,305
3.721% due 07/25/2051 þ		27,537	25,697
5.240% due 04/25/2052 þ		35,541	34,319
5.927% due 06/25/2052 þ		63,826	62,671

Purple Finance CLO DAC
0.945% due 01/25/2031 ~	EUR	2,047	1,969

Quest Trust
3.664% due 08/25/2036 •		$7,828	6,808

RAAC Trust
3.684% due 06/25/2044 •		1,538	1,301

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		3,631	3,527

Residential Asset Mortgage Products Trust
3.669% due 03/25/2036 ~		18,400	14,831

Residential Asset Securities Corp. Trust
3.324% due 09/25/2036 •		357	356
3.624% due 07/25/2036 •		1,310	1,154
3.714% due 02/25/2036 •		1,500	1,412
4.044% due 01/25/2036 •		2,608	2,274
4.059% due 09/25/2035 ~		4,033	3,919

Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		16,000	15,777
4.960% due 11/15/2028		14,000	13,754

Saranac CLO Ltd.
5.202% due 06/22/2030 •		6,358	6,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
2.684% due 10/25/2046 •		$9,050	$7,544
3.394% due 09/25/2037 •		4,894	4,681
4.834% due 12/25/2037 •		2,771	2,650

Securitized Asset-Backed Receivables LLC Trust
3.304% due 01/25/2037 •		4,020	2,797
3.664% due 12/25/2035 •		151	146

Segovia European CLO DAC
0.770% due 01/18/2031 •	EUR	2,458	2,363

SLM Student Loan Trust
4.283% due 04/25/2023 ~		$1,297	1,296
4.283% due 04/25/2023 •		857	851

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		3	5,896
2.340% due 09/15/2034		3,528	3,371
3.735% due 02/16/2055 ~		24,581	24,241
3.940% due 02/16/2055		24,581	22,944
4.550% due 02/16/2055		8,110	7,498
4.950% due 02/16/2055		2,107	1,940
5.950% due 02/16/2055		3,767	3,528

SoFi Professional Loan Program LLC
2.630% due 07/25/2040		1,984	1,952
4.184% due 10/27/2036 •		69	69

Soundview Home Loan Trust
3.194% due 01/25/2037 •		8,277	6,200
3.234% due 03/25/2037 ~		2,653	2,487
3.254% due 07/25/2037 •		5,334	4,578
3.284% due 06/25/2037 ~		42,328	30,365
3.324% due 11/25/2036 •		6,078	2,055
3.424% due 11/25/2036 •		3,513	1,188
4.034% due 09/25/2037 •		851	721

Structured Asset Investment Loan Trust
3.804% due 07/25/2035 •		1,670	1,605

Structured Asset Securities Corp.
4.284% due 02/25/2035 •		542	505

Structured Asset Securities Corp. Mortgage Loan Trust
3.464% due 12/25/2035 ~		2,845	2,759

Theorem Funding Trust
1.850% due 02/15/2028		5,293	5,162
6.060% due 12/15/2028 «		9,083	9,082

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,473
4.000% due 11/25/2058 ~		5,000	4,406

Trainer Wortham First Republic CBO Ltd.
3.028% due 04/10/2037 ~		474	473

TruPS Financials Note Securitization Ltd.
5.097% due 09/20/2039 ~		4,305	4,079

Upstart Pass-Through Trust Series
4.300% due 05/20/2030		3,286	3,168

Upstart Securitization Trust
3.120% due 03/20/2032		16,226	15,642
4.370% due 05/20/2032		34,770	33,988
5.500% due 06/20/2032 «		12,184	12,075

WAVE Trust
3.844% due 11/15/2042		6,429	4,931

Total Asset-Backed Securities (Cost $1,467,217)			1,374,672

SOVEREIGN ISSUES 2.9%

Argentina Government International Bond
0.500% due 07/09/2030 þ		11,578	2,269
1.000% due 07/09/2029		1,115	218
1.400% due 03/25/2023	ARS	4,209,981	15,457
1.500% due 07/09/2035 þ		$40,783	7,515
1.500% due 07/09/2046 þ		115	22
3.500% due 07/09/2041 þ		8,520	1,836
3.875% due 01/09/2038 þ		10,711	2,536
15.500% due 10/17/2026	ARS	129,155	108
47.331% (BADLARPP) due 10/04/2022 ~		6,524	3

Autonomous City of Buenos Aires
72.040% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	39

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	127

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombia Government International Bond
4.000% due 02/26/2024		$25,300	$24,666

Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050		1,400	1,145

Peru Government International Bond
5.350% due 08/12/2040	PEN	351	61
5.400% due 08/12/2034		674	127
5.940% due 02/12/2029		25,574	5,650
6.150% due 08/12/2032		3,075	643
6.350% due 08/12/2028		22,761	5,227
6.900% due 08/12/2037		10	2
6.950% due 08/12/2031		430	97
8.200% due 08/12/2026		31,028	8,089

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	21,052	70

Romania Government International Bond
1.750% due 07/13/2030	EUR	13,500	8,604
2.000% due 04/14/2033		12,700	7,380
3.750% due 02/07/2034		20,100	13,663

Russia Government International Bond
0.000% due 04/24/2024 (c)	RUB	2,210,301	12,116
4.250% due 06/23/2027 ^(c)		$5,200	2,600
4.750% due 05/27/2026 ^(c)		6,000	3,000
5.250% due 06/23/2047 ^(c)		12,400	6,200
5.625% due 04/04/2042 ^(c)		3,400	1,870
5.875% due 09/16/2043 ^(c)		1,800	990
7.150% due 11/12/2025 (c)	RUB	1,955,413	10,719
7.950% due 10/07/2026 (c)		766,427	4,201
12.750% due 06/24/2028 (c)		$100	66

Serbia Government International Bond
1.650% due 03/03/2033	EUR	2,700	1,480
3.125% due 05/15/2027		1,998	1,606

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	34,400	1,630
8.250% due 03/31/2032		48,500	2,206
8.750% due 02/28/2048		12,900	538
8.875% due 02/28/2035		34,800	1,575
10.500% due 12/21/2026		1,373,500	78,581

State Agency of Roads of Ukraine
6.250% due 06/24/2030		$1,800	330

Turkey Government International Bond
4.250% due 03/13/2025		24,900	22,017
5.250% due 03/13/2030		15,400	11,054
6.125% due 10/24/2028		2,500	2,001
7.625% due 04/26/2029		7,700	6,575

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		1,000	979

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		124	10
7.650% due 04/21/2025 ^(c)		3,123	234
8.250% due 10/13/2024 ^(c)		2,021	152
9.000% due 05/07/2023 ^(c)		268	20
9.250% due 09/15/2027 ^(c)		729	59
9.250% due 05/07/2028 ^(c)		2,886	232
11.750% due 10/21/2026 ^(c)		130	10
11.950% due 08/05/2031 ^(c)		6,600	531

Total Sovereign Issues (Cost $430,975)			279,009

		SHARES
COMMON STOCKS 0.5%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		2,065,869	2,830

iHeartMedia, Inc. ‘A’ (d)		487,321	3,572

iHeartMedia, Inc. ‘B’ «(d)		378,169	2,495

			8,897

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos SAB de CV (d)		4,107	1

ENERGY 0.1%

Noble Corp. PLC (d)		356,139	10,535

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%

Credit Suisse Group AG	393,064	$1,584

Hipotecaria Su Casita SA de CV «(d)	345,787	0

Intelsat SA «(d)(k)	371,776	10,410

		11,994

INDUSTRIALS 0.2%

Neiman Marcus Group Ltd. LLC «(d)(k)	110,888	20,075

Voyager Aviation Holdings LLC «(d)	958	0

Westmoreland Mining Holdings «(d)(k)	2,935	16

		20,091

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(d)	224,335	0

Total Common Stocks (Cost $68,443)		51,518

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	40,565	172

Total Rights (Cost $0)		172

WARRANTS 0.0%

FINANCIALS 0.0%

Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0

Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	16

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	38,779	194

		210

INFORMATION TECHNOLOGY 0.0%

Windstream Holdings LLC - Exp. 9/21/2055 «	5,491	87

Total Warrants (Cost $6,447)		297

PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.3%

CaixaBank SA
6.750% due 06/13/2024 •(i)(j)	400,000	361

Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	14,700,000	12,133
4.000% due 12/01/2030 •(i)	2,000,000	1,484
5.375% due 06/01/2025 •(i)	1,056,000	1,032

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)	500,000	463

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)	4,581,775	4,132

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	11,900,000	10,095

		29,700

INDUSTRIALS 0.1%

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(i)	5,673,000	5,334

Voyager Aviation Holdings LLC
9.500% «	5,748	1,800

		7,134

		SHARES	MARKET VALUE (000S)
UTILITIES 0.5%

AT&T Mobility LLC
7.000% due 01/20/2023 «(i)(k)		1,868,094	$47,545

Total Preferred Securities (Cost $94,756)			84,379

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.		2,443	63

Uniti Group, Inc.		4,324	30

Total Real Estate Investment Trusts (Cost $61)			93

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS (l) 1.0%
			92,952

SHORT-TERM NOTES 0.2%

Pacific Gas & Electric Co.
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~		$18,900	18,859

ARGENTINA TREASURY BILLS 0.0%
0.754% due 05/19/2023 (f)(g)(h)	ARS	638,654	2,309

ISRAEL TREASURY BILLS 0.9%
0.016% due 12/07/2022 - 01/04/2023 (e)(f)	ILS	321,100	89,680

U.S. TREASURY BILLS 0.2%
2.619% due 10/20/2022 - 12/15/2022 (e)(f)(q)		$20,651	20,608

Total Short-Term Instruments (Cost $235,831)			224,408

Total Investments in Securities (Cost $12,939,325)			11,591,596

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		20,419	198

Total Short-Term Instruments (Cost $198)			198

Total Investments in Affiliates (Cost $198)			198

Total Investments 119.1% (Cost $12,939,523)			$11,591,794

Financial Derivative Instruments (n)(p) (1.0)% (Cost or Premiums, net $(31,842))			(95,299)

Other Assets and Liabilities, net (18.1)%			(1,765,061)

Net Assets 100.0%			$9,731,434

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 01/20/2023	09/04/2020	$50,528	$47,545	0.49%
Intelsat SA	06/19/2017 - 02/23/2022	25,427	10,410	0.11
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	20,075	0.20
Westmoreland Mining Holdings	03/26/2019	9	16	0.00

		$79,535	$78,046	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$9,652	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(9,845)	$9,652	$9,652
	2.930	09/30/2022	10/03/2022	40,200	U.S. Treasury Notes 1.375% due 10/31/2022	(41,004)	40,200	40,210
IND	2.970	09/30/2022	10/03/2022	300	U.S. Treasury Notes 0.750% due 05/31/2026	(307)	300	300
JPS	2.970	09/30/2022	10/03/2022	42,800	U.S. Treasury Notes 2.500% due 08/15/2023	(43,635)	42,800	42,811

Total Repurchase Agreements						$(94,791)	$92,952	$92,973

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JML	(0.050)%	09/14/2022	10/04/2022		EUR	(1,825)	$(1,788)
RDR	2.900	09/23/2022	TBD	(3)	$	(14,820)	(14,832)

Total Reverse Repurchase Agreements							$(16,620)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	129

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.8)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2052	$3,650	$(3,008)	$(2,800)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2037	144,400	(132,228)	(127,281)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	22,500	(18,630)	(18,222)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2052	900	(831)	(755)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	329,000	(283,004)	(275,454)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2052	45,800	(45,021)	(44,569)

Total Short Sales (4.8)%				$(482,722)	$(469,081)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$49,862	$0	$0	$49,862	$(50,849)	$(987)
IND	300	0	0	300	(307)	(7)
JML	0	(1,788)	0	(1,788)	1,687	(101)
JPS	42,811	0	0	42,811	(43,635)	(824)
RDR	0	(14,832)	0	(14,832)	14,936	104

Total Borrowings and Other Financing Transactions	$92,973	$(16,620)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,788)	$0	$(14,832)	$(16,620)

Total Borrowings	$0	$(1,788)	$0	$(14,832)	$(16,620)

Payable for reverse repurchase agreements					$(16,620)

(m)	Securities with an aggregate market value of $16,293 and cash of $330 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(22,720) at a weighted average interest rate of 0.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	420	$1,050	$(393)	$(1,210)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	420	1,050	(341)	(130)

Total Written Options					$(734)	$(1,340)

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2022	126	$9,439	$(252)	$155	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	407	$(97,446)	$1,576	$36	$0
3-Month SOFR Active Contract December Futures	03/2025	212	(51,047)	764	40	0
3-Month SOFR Active Contract December Futures	03/2026	227	(54,738)	789	48	0
3-Month SOFR Active Contract June Futures	09/2024	266	(63,900)	999	43	0
3-Month SOFR Active Contract June Futures	09/2025	214	(51,582)	758	46	0
3-Month SOFR Active Contract March Futures	06/2024	352	(84,418)	1,343	44	0
3-Month SOFR Active Contract March Futures	06/2025	192	(46,262)	687	38	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,601)	733	48	0
3-Month SOFR Active Contract September Futures	12/2024	246	(59,169)	908	43	0
3-Month SOFR Active Contract September Futures	12/2025	174	(41,951)	609	37	0
Euro-Bund 10-Year Bond December Futures	12/2022	341	(46,283)	2,449	137	(331)
Euro-Buxl 30-Year Bond December Futures	12/2022	4	(575)	50	12	(4)
U.S. Treasury 2-Year Note December Futures	12/2022	1,449	(297,611)	4,753	215	0
U.S. Treasury 5-Year Note December Futures	12/2022	1,182	(127,074)	4,597	314	0
U.S. Treasury 10-Year Note December Futures	12/2022	1,173	(131,449)	6,607	458	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	611	(72,394)	4,715	306	0
U.S. Treasury 30-Year Bond December Futures	12/2022	186	(23,512)	1,760	122	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	288	(39,456)	3,779	468	0
United Kingdom Long Gilt December Futures	12/2022	833	(89,660)	13,040	716	0

				$50,916	$3,171	$(335)

Total Futures Contracts				$50,664	$3,326	$(335)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.874%	$800	$(110)	$54	$(56)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	12/20/2025	1.276%	EUR	40,500	$(488)	$168	$(320)	$0	$(4)
Airbus Finance BV	1.000	Quarterly	06/20/2026	1.398		43,900	1,199	(1,777)	(578)	0	(31)
AT&T, Inc.	1.000	Quarterly	06/20/2023	0.872	$	4,400	6	0	6	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	1.126		8,300	105	(114)	(9)	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.197		5,600	53	(74)	(21)	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.241		300	4	(6)	(2)	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284		11,600	202	(309)	(107)	0	(8)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.317		2,400	34	(62)	(28)	0	(1)
Atlantia SpA	1.000	Quarterly	06/20/2026	2.931	EUR	3,600	(117)	(109)	(226)	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.513	$	9,000	65	(52)	13	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.744	EUR	10,000	67	(58)	9	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2022	0.960	$	2,800	0	1	1	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.053		32,300	119	(120)	(1)	8	0
Boeing Co.	1.000	Quarterly	12/20/2023	1.265		10,500	7	(36)	(29)	4	0
Boeing Co.	1.000	Quarterly	12/20/2024	1.588		4,600	(111)	56	(55)	3	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906		2,800	(17)	(66)	(83)	3	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		13,700	(58)	(422)	(480)	18	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052		4,100	(170)	(4)	(174)	5	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	5.429		2,600	(89)	76	(13)	0	(5)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702		100	(5)	4	(1)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300		800	(60)	38	(22)	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.819%	EUR	4,100	$(18)	$(147)	$(165)	$0	$(9)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.763	$	1,700	45	(29)	16	2	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.452		3,400	(16)	(41)	(57)	3	0
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	1.143		700	(14)	11	(3)	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	1.589		2,700	20	(79)	(59)	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2022	1.799		1,100	52	(42)	10	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.027		21,900	656	(155)	501	7	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	3.178		900	34	(6)	28	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.402		1,900	121	(56)	65	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.614		1,000	49	(14)	35	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.761		4,000	150	(4)	146	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.950		2,700	119	(25)	94	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275		7,200	306	(96)	210	12	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		1,750	(83)	91	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865		3,500	(61)	72	11	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259		21,800	151	(334)	(183)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	1.375		11,600	138	(298)	(160)	8	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308		14,800	2,919	(1,424)	1,495	27	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.421		800	(20)	9	(11)	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.549		2,900	(29)	(30)	(59)	2	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.552		2,000	14	(11)	3	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	24,300	(1,843)	224	(1,619)	0	(52)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185		6,200	(625)	70	(555)	5	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521		6,300	(617)	(83)	(700)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774		13,400	(631)	(1,128)	(1,759)	0	(13)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983		5,200	(401)	(381)	(782)	0	(6)
Tesco PLC	1.000	Quarterly	06/20/2028	1.849		2,100	5	(92)	(87)	0	(10)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.245	$	2,100	48	(64)	(16)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286		20,900	493	(711)	(218)	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.373		4,800	(16)	(56)	(72)	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.443		4,300	(51)	(34)	(85)	0	0

							$1,641	$(7,729)	$(6,088)	$120	$(158)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$	850	$(31)	$31	$0	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		2,040	(94)	69	(25)	2	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		7,654	(240)	103	(137)	0	(9)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		2,975	(117)	46	(71)	0	(3)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		9,200	(295)	(423)	(718)	146	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		92	(3)	(3)	(6)	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		110,676	(4,323)	(3,835)	(8,158)	1,741	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		980	(81)	(6)	(87)	14	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		41,300	(3,430)	(666)	(4,096)	0	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		396	32	(30)	2	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		37,818	3,301	(3,244)	57	131	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		2,673	152	(161)	(9)	10	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		171,369	(2,084)	(1,486)	(3,570)	1	(56)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		91,400	(4,010)	424	(3,586)	0	(33)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		300	7	(6)	1	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		151,700	14	79	93	15	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		148,100	56	(511)	(455)	16	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027		42,700	(1,507)	(17)	(1,524)	140	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	8,800	(306)	(135)	(441)	46	0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027		141,000	278	(1,856)	(1,578)	124	0

						$(12,681)	$(11,627)	$(24,308)	$2,389	$(101)

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	3,100	$594	$43	$637	$27	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		9,800	366	4,616	4,982	57	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		2,400	(29)	(1,163)	(1,192)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		2,400	(29)	(1,143)	(1,172)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		4,800	(63)	(2,212)	(2,275)	11	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		43,300	(18)	24,293	24,275	0	(119)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		54,000	14,914	1,680	16,594	23	(59)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(75)	(75)	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	3,025	3,385	0	(235)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,322	4,646	9,968	0	(687)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		10,170,000	15	859	874	0	(243)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		5,430,000	1,654	1,528	3,182	0	(204)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		980,000	0	319	319	0	(39)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$	426,700	(29)	6,311	6,282	315	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		212,300	23	3,196	3,219	140	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		258,700	7,230	8,362	15,592	432	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		168,200	2,140	4,531	6,671	274	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	3,239	3,265	200	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		19,300	(67)	(1,586)	(1,653)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		65,090	2,178	5,924	8,102	219	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		24,500	(123)	(929)	(1,052)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		12,600	(65)	(364)	(429)	0	(44)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		24,100	(169)	(759)	(928)	0	(928)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		80,100	3,577	9,372	12,949	281	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		26,380	1,530	2,737	4,267	94	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		33,998	1,916	2,005	3,921	122	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		12,600	(79)	(398)	(477)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		12,500	(78)	(357)	(435)	0	(46)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		14,000	572	845	1,417	49	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		16,300	(60)	(2,257)	(2,317)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		9,600	102	799	901	33	0
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		21,900	211	1,750	1,961	76	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		32,300	307	2,544	2,851	113	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		177,290	(15,348)	(18,356)	(33,704)	0	(578)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		210,923	(7,247)	(16,718)	(23,965)	81	(630)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		22,000	(304)	(1,249)	(1,553)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		22,000	(308)	(1,226)	(1,534)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		18,900	(158)	(621)	(779)	0	(67)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,680	2,929	871	3,800	99	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	41,453	72,897	3,514	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	78,100	2	(254)	(252)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	(194)	(194)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	(62)	(62)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		258,700	(48)	(2,300)	(2,348)	0	(2)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		16,400	0	10	10	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		10,900	0	6	6	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		28,200	0	14	14	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		13,500	0	7	7	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		28,200	0	13	13	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		57,600	0	15	15	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		7,100	0	2	2	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		28,800	0	6	6	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		72,300	0	15	15	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		57,600	0	11	11	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		94,600	0	18	18	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		5,400	0	(13)	(13)	2	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		3,600	0	(8)	(8)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		4,400	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		12,100	0	9	9	5	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		20,200	0	22	22	8	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		10,200	0	13	13	4	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		10,000	0	13	13	4	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		20,300	0	28	28	8	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.220%	Maturity	01/04/2027	BRL	6,500	$0	$(12)	$(12)	$4	$0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		3,300	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		3,300	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		1,700	0	1	1	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		7,300	0	6	6	5	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		17,500	0	28	28	11	0
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/07/2022	$	44,900	(23)	336	313	11	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		764,200	(14,175)	(10,941)	(25,116)	0	(194)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	2,928	2,734	30	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		34,400	(55)	(1,583)	(1,638)	0	(16)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,800	(60)	366	306	8	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		29,100	(66)	(3,144)	(3,210)	0	(85)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		20,500	(52)	(2,197)	(2,249)	0	(57)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		70,200	0	7,910	7,910	194	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		11,000	(18)	(1,191)	(1,209)	0	(30)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		41,000	(142)	(4,140)	(4,282)	0	(113)
Receive	3-Month USD-LIBOR	0.850	Semi-Annual	02/01/2027		40,100	(138)	5,488	5,350	114	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		56,300	0	6,351	6,351	166	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		225,200	(775)	(22,408)	(23,183)	0	(664)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		53,300	0	5,817	5,817	158	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		213,100	(801)	(20,267)	(21,068)	0	(631)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		39,800	0	4,392	4,392	118	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		132,800	(479)	(12,923)	(13,402)	0	(392)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	05/18/2027		1,198,200	(3,226)	140,594	137,368	4,454	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		8,200	(17)	1,163	1,146	29	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		164,248	(9,153)	(20,410)	(29,563)	0	(612)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		6,600	0	923	923	24	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		27,000	0	3,732	3,732	98	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		8,303	0	1,166	1,166	30	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		14,100	(28)	(2,042)	(2,070)	0	(53)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		42,271	816	(6,489)	(5,673)	0	(162)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		16,900	(40)	2,437	2,397	66	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		6,600	(15)	(912)	(927)	0	(24)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		9,100	(21)	(1,199)	(1,220)	0	(33)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		11,000	(28)	(1,447)	(1,475)	0	(40)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	02/01/2029		76,600	(376)	12,978	12,602	278	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		93,822	(8,380)	(13,203)	(21,583)	0	(327)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		13,400	(60)	2,484	2,424	44	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		6,800	(16)	1,303	1,287	22	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		10,200	(23)	1,960	1,937	34	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		16,700	(82)	3,196	3,114	58	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		10,800	(31)	(1,893)	(1,924)	0	(36)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		10,900	(26)	(1,891)	(1,917)	0	(36)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		8,000	(23)	(1,388)	(1,411)	0	(27)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		8,000	(22)	(1,382)	(1,404)	0	(27)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		8,900	(28)	(1,458)	(1,486)	0	(30)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		11,000	(37)	(1,880)	(1,917)	0	(37)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/01/2032		18,800	(118)	3,850	3,732	63	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		14,500	91	2,047	2,138	56	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		24,400	111	3,455	3,566	85	0
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		636,600	(16,692)	113,820	97,128	2,490	0
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(1,027)	(1,084)	0	(29)
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	01/13/2051		6,800	(51)	(2,318)	(2,369)	0	(73)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		61,800	(309)	(20,141)	(20,450)	0	(667)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		7,300	(82)	(2,456)	(2,538)	0	(78)
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		17,700	(204)	(6,124)	(6,328)	0	(189)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		45,400	0	15,960	15,960	444	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		8,400	(114)	2,586	2,472	96	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		2,200	(19)	(619)	(638)	0	(25)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		2,200	(20)	(596)	(616)	0	(25)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		190,500	(1,674)	60,968	59,294	2,155	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	8	2	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	1	(1)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		33,300	0	(187)	(187)	1	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		118,300	(30)	(638)	(668)	3	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		86,000	(20)	(468)	(488)	2	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		54,800	0	(303)	(303)	2	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		2,400	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	(163)	(163)	2	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(487)	(401)	34	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(4,214)	(2,590)	316	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	91	91	2	0

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	0.425%	Annual	06/28/2024	EUR	2,300	$0	$120	$120	$0	$(2)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		19,700	(68)	(656)	(724)	30	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	69	69	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	802	913	0	(30)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	156	156	0	(4)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	117	117	0	(3)
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	66	66	0	(2)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		39,800	(195)	(3,266)	(3,461)	199	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		66,300	(360)	(5,559)	(5,919)	329	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		52,100	(393)	(4,373)	(4,766)	223	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		82,100	(300)	(5,885)	(6,185)	353	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		39,500	(148)	(2,842)	(2,990)	166	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	419	459	0	(6)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		63,160	913	(6,705)	(5,792)	139	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		85,000	8,670	1,382	10,052	234	(60)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	6,424	7,390	183	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,637	1,508	47	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	MXN	2,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	(27)	(10)	0	(1)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	(6)	(13)	0	(1)
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		306,500	0	(390)	(390)	0	(7)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		612,800	0	(773)	(773)	0	(15)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		2,081,400	47	(2,659)	(2,612)	0	(49)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		370,100	0	(464)	(464)	0	(9)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		306,500	0	(384)	(384)	0	(7)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		1,433,400	(12)	(1,790)	(1,802)	0	(30)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		1,050,890	0	513	513	4	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		361,400	0	433	433	0	(5)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	217	217	0	(3)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	176	176	0	(3)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(27)	(27)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(1)	(14)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(3)	(33)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(29)	(18)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(13)	(7)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(20)	(13)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	71	71	0	(4)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	68	68	0	(6)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(68)	(68)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(47)	(64)	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(111)	(121)	2	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	59	49	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(14)	(19)	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	5	5	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(14)	(14)	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	38	167	0	(4)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	159	693	0	(15)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	46	46	0	(4)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	117	117	0	(10)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(11)	(17)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	3	6	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(124)	(168)	2	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	100	122	0	(2)
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,087)	(1,093)	0	(212)
Receive	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(1,006)	(978)	0	(199)
Receive	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,721)	(1,883)	0	(386)
Receive	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,362)	(1,405)	0	(278)
Receive	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,400)	(2,470)	0	(540)

							$7,385	$286,457	$293,842	$19,864	$(10,897)

Total Swap Agreements							$(3,765)	$267,155	$263,390	$22,373	$(11,156)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,326	$22,388	$25,714	$(1,340)	$(335)	$(11,545)	$(13,220)

(o)

Securities with an aggregate market value of $168,329 and cash of $98,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $15 and liability of $(389) for closed swap agreements is outstanding at period end.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	AUD	1,890		$1,226	$17	$0
	11/2022	PEN	30,192		7,301	0	(235)
	11/2022		$994	PEN	3,877	0	(27)
	11/2022	ZAR	50,089		$3,154	396	0
	12/2022	ILS	27		8	0	0
	12/2022		$4,589	CNY	31,643	0	(146)
	12/2022		7,074	ILS	22,415	0	(754)
	01/2023	ZAR	26,373		$1,484	39	0
	03/2023	TWD	216,344		7,348	492	0
	03/2023	ZAR	78,192		4,428	168	0
	05/2023	PEN	19,425		4,910	124	0

BPS	10/2022	CNH	10,404		1,506	48	0
	10/2022	EUR	18,040		18,304	624	0
	10/2022		$4,636	EUR	4,632	0	(96)
	10/2022		16,193	GBP	14,372	201	(347)
	10/2022		1,176	JPY	170,100	0	0
	11/2022		8,456	CAD	10,854	0	(599)
	11/2022		9,441	IDR	140,868,400	0	(258)
	11/2022		4,946	ILS	15,768	0	(514)
	11/2022		12,776	NOK	122,801	0	(1,491)
	11/2022		869	PEN	3,371	0	(27)
	11/2022	ZAR	137,239		$8,548	990	0
	12/2022		$6,949	ILS	22,003	0	(746)
	12/2022		204	PEN	809	0	(2)
	01/2023		24,026	ILS	77,508	0	(2,114)

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	11/2022	ILS	16,298		$5,105	$524	$0
	11/2022		$36,566	JPY	5,278,538	4	0
	11/2022	ZAR	59,540		$3,710	431	0

BSH	10/2022	BRL	578,600		101,498	0	(5,763)
	10/2022		$115,187	BRL	578,600	0	(7,926)

CBK	10/2022	BRL	569,145		$110,022	4,515	0
	10/2022	GBP	8,649		9,946	289	0
	10/2022	PEN	19,754		5,092	134	0
	10/2022		$105,269	BRL	569,145	239	0
	10/2022		4,729	GBP	4,259	27	0
	10/2022		4,744	PEN	18,389	0	(128)
	11/2022	ILS	33,101		$10,511	1,184	0
	11/2022		$109,281	BRL	569,145	0	(4,535)
	11/2022		11	IDR	170,403	0	0
	11/2022		155	ILS	499	0	(14)
	11/2022		463	PEN	1,801	0	(14)
	11/2022	ZAR	189,853		$11,570	1,119	0
	12/2022	ILS	171,703		54,885	6,477	0
	12/2022	MXN	331,771		16,273	0	(4)
	12/2022	PEN	78,589		19,363	294	(493)
	12/2022		$155	ILS	499	0	(14)
	12/2022		5,724	PEN	22,372	0	(155)
	01/2023	ILS	290,738		$92,074	9,878	0
	01/2023		$2,087	ZAR	36,563	0	(87)
	02/2023		3,124	PEN	12,460	0	(34)
	03/2023		23,014	MXN	475,828	0	(102)
	04/2023		3,022	PEN	11,933	0	(80)

DUB	10/2022	MXN	13,291		$638	0	(19)
	10/2022	ZAR	477,563		30,969	4,620	0
	12/2022	ILS	9,100		2,874	308	0
	12/2022	ZAR	86,775		5,523	758	0
	02/2023		28,558		1,710	150	0

GLM	10/2022	BRL	700,200		118,498	0	(11,304)
	10/2022		$134,729	BRL	700,200	3	(4,929)
	10/2022		2,345	JPY	336,800	0	(18)
	10/2022		58,288	MXN	1,193,105	921	0
	10/2022		5,968	RUB	568,033	3,670	0
	11/2022		10,254	ILS	33,007	0	(954)
	11/2022	ZAR	53,040		$3,304	383	0
	12/2022		$509	MXN	10,485	4	0
	12/2022		9,227	PEN	36,738	0	(77)
	01/2023		12,476	ILS	40,114	0	(1,135)
	05/2023	ZAR	50,191		$3,003	283	0

JPM	10/2022	BRL	569,145		104,659	0	(849)
	10/2022	CNH	18,302		2,637	73	0
	10/2022		$110,830	BRL	569,145	0	(5,322)
	11/2022		6,168	IDR	92,610,491	0	(129)
	11/2022		447	INR	35,934	0	(8)
	12/2022	ILS	12,602		$4,086	533	0

MBC	10/2022	GBP	9,002		9,775	0	(276)
	10/2022		$7,863	EUR	8,160	135	0
	10/2022		13,898	GBP	12,860	530	(69)
	11/2022	CHF	3,939		$4,199	191	0
	11/2022		$1,338	EUR	1,368	5	0
	11/2022		9,780	GBP	9,002	278	0
	03/2023	TWD	355,684		$12,087	815	0
	05/2023	CNH	13,898		2,071	112	0

MYI	10/2022	AUD	26,091		16,938	249	0
	10/2022	JPY	3,717,330		25,779	94	0
	10/2022	MXN	261,839		12,819	0	(135)
	10/2022		$9,811	AUD	14,110	0	(786)
	10/2022		180,788	GBP	167,010	5,687	0
	10/2022		103	ZAR	1,851	0	(1)
	11/2022	GBP	167,010		$180,894	0	(5,699)
	11/2022		$16,945	AUD	26,091	0	(250)
	11/2022		1,151	EUR	1,183	10	0
	11/2022		4,980	IDR	73,669,978	0	(176)
	11/2022		25,779	JPY	3,707,393	0	(94)
	12/2022	TWD	274,463		$9,091	450	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022		$3,496	CNY	23,944	$0	$(134)
	03/2023	TWD	323,479		$10,984	732	0

RBC	10/2022		$97,690	JPY	13,515,995	0	(4,303)
	11/2022		327	PEN	1,277	0	(8)

RYL	10/2022		24,594	GBP	21,261	0	(855)

SCX	10/2022	AUD	5,425		$3,513	43	0
	10/2022		$1,064	AUD	1,532	0	(84)
	10/2022		11,720	CLP	11,034,697	0	(342)
	10/2022		2,405	GBP	2,100	0	(60)
	10/2022		348	PEN	1,365	0	(6)
	11/2022		3,514	AUD	5,425	0	(43)
	11/2022		10,869	CAD	13,966	0	(759)
	11/2022		15,217	IDR	228,275,783	0	(333)
	11/2022		5,165	NOK	50,066	0	(564)
	12/2022	TWD	513,052		$17,034	883	0
	12/2022		$234	PEN	915	0	(6)

SOG	10/2022	EUR	610,810		$614,679	16,054	0
	10/2022		$590,640	EUR	616,058	13,127	0
	11/2022	CHF	5,880		$6,214	231	0
	11/2022	EUR	616,058		591,839	0	(13,133)
	01/2023	ZAR	12,521		706	20	0

TOR	10/2022		$15,475	AUD	22,144	0	(1,310)
	11/2022		13,562	CAD	17,461	0	(922)

UAG	10/2022	AUD	4,380		$2,838	36	0
	10/2022	CNH	15,643		2,247	56	0
	10/2022	GBP	204,211		237,604	9,592	0
	10/2022	JPY	5,024,319		34,862	147	0
	10/2022	ZAR	66,765		3,880	195	0
	11/2022	GBP	30,682		33,300	0	(980)
	11/2022		$2,839	AUD	4,380	0	(36)
	11/2022		4,185	IDR	62,284,393	0	(124)
	11/2022		34,862	JPY	5,010,869	0	(147)
	11/2022	ZAR	172,571		$10,859	1,356	0
	03/2023		49,739		2,783	76	0

Total Forward Foreign Currency Contracts						$91,024	$(83,084)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,611
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	3,413

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	286
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	1,529

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	1,071
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,479	2,197

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	155,900	935	237
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	155,900	935	2,024
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	568
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	2,115
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	799
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	2,817
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	1,160
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	1,998
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,292
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	1,918

NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	1,278
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	4,197

Total Purchased Options							$31,601	$30,510

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	14,600	$(17)	$(14)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	13,970	(17)	(14)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	13,900	(35)	(26)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	28,000	(34)	(66)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	28,700	(42)	(60)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	31,200	(46)	(2)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	57,600	(65)	(56)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	57,500	(89)	(95)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	28,000	(50)	(28)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	30,100	(37)	(35)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	13,970	(13)	(14)

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	15,300	(23)	(20)

						$(468)	$(430)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	56,000	$(174)	$(65)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	56,000	(174)	(486)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	21,900	(518)	(174)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	21,900	(518)	(1,062)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	12,000	(12)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	12,000	(37)	(123)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	67,400	(117)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	67,400	(117)	(623)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(43)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(197)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(196)	(68)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(196)	(439)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(73)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(288)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/14/2022	24,400	(187)	(66)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/14/2022	24,400	(187)	(418)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508	07/21/2023	5,600	(419)	(188)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	5,600	(419)	(685)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	28,600	(224)	(86)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(395)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(121)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(486)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	1,962,300	(3,960)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	328,400	(16)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	1,633,900	(3,308)	(53,652)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	103,600	(650)	(151)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	103,600	(650)	(1,378)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	67,100	(419)	(74)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	67,100	(419)	(1,026)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(200)	(68)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(200)	(439)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	26,400	(171)	(62)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	26,400	(171)	(337)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	26,600	(187)	(71)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	26,600	(187)	(318)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	26,600	(185)	(75)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	26,600	(185)	(309)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	26,600	(185)	(77)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	26,600	(185)	(303)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	26,500	(182)	(61)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	26,500	(182)	(347)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	26,500	(181)	(54)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	26,500	(182)	(371)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	27,200	(197)	(73)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	27,200	(197)	(332)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	27,600	(183)	(64)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910%	11/10/2023	27,600	$(183)	$(370)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	54,400	(197)	(66)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	54,400	(197)	(446)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	54,500	(190)	(60)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	54,500	(190)	(476)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	56,000	(175)	(74)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	56,000	(175)	(456)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(172)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(786)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(86)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(372)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	68,100	(126)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	68,100	(126)	(691)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	89,500	(170)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	89,500	(170)	(915)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	67,300	(73)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	67,300	(190)	(618)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	63,200	(111)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	63,200	(111)	(583)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	63,500	(112)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	63,500	(112)	(667)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	14,200	(339)	(78)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	14,200	(339)	(827)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	10/31/2022	24,700	(157)	(142)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	10/31/2022	24,700	(157)	(142)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	67,700	(406)	(102)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	67,700	(406)	(884)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	67,500	(415)	(102)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	67,500	(415)	(876)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	29,800	(201)	(66)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	29,800	(201)	(390)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	14,300	(333)	(105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	14,300	(333)	(717)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	14,500	(337)	(104)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	14,500	(337)	(738)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	12/15/2022	6,000	(49)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	12/15/2022	6,000	(49)	(94)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	3,600	(260)	(128)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	3,600	(260)	(421)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	3,600	(262)	(126)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	3,600	(262)	(427)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	63,600	(413)	(160)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	63,600	(413)	(806)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	62,900	(398)	(137)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	62,900	(398)	(871)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	52,800	(407)	(174)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(693)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(181)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(676)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	325,400	(645)	(20)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	325,400	(645)	(3,290)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	160,600	(313)	(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	160,600	(313)	(1,634)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	146,700	(183)	(14)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	146,700	(329)	(1,539)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	12/15/2022	18,700	(151)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	12/15/2022	18,700	(151)	(292)

							$(32,845)	$(89,650)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.030%	1-Month USD-LIBOR	07/24/2024	155,900	$(1,167)	$(378)
	Put - OTC 1-Year Interest Rate Floor(2)	0.030	1-Month USD-LIBOR	07/24/2024	155,900	(1,167)	(2,146)
	Call - OTC 1-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/23/2025	155,900	(1,365)	(731)
	Put - OTC 1-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/23/2025	155,900	(1,365)	(2,262)

FAR	Call - OTC 2-Year Interest Rate Floor(2)	0.022	1-Month USD-LIBOR	08/08/2026	51,400	(886)	(430)
	Put - OTC 2-Year Interest Rate Floor(2)	0.022	1-Month USD-LIBOR	08/08/2026	51,400	(886)	(1,665)

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 2-Year Interest Rate Floor(2)	0.026%	1-Month USD-LIBOR	07/23/2026	110,700	$(1,958)	$(1,135)
	Put - OTC 2-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/23/2026	110,700	(1,958)	(3,165)

NGF	Call - OTC 2-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/25/2026	169,300	(3,107)	(1,825)
	Put - OTC 2-Year Interest Rate Floor(2)	0.026	1-Month USD-LIBOR	07/25/2026	169,300	(3,107)	(4,724)

						$(16,966)	$(18,461)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	20,400	$(159)	$(890)

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.859	11/07/2022	19,000	(151)	(1,323)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2022	98.625	10/06/2022	24,800	(124)	(1,468)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	99.258	11/07/2022	23,000	(129)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	14,000	(79)	(471)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.406	11/07/2022	14,000	(79)	(475)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.375	11/07/2022	14,000	(53)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.406	11/07/2022	14,000	(53)	0

					$(827)	$(4,628)

Total Written Options					$(51,106)	$(113,169)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.118%	EUR	100	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.061%	$3,100	$(136)	$(97)	$0	$(233)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	1,100	(126)	(10)	0	(136)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	1,200	(57)	(43)	0	(100)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	7.503	100	(17)	2	0	(15)

BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.820	400	(19)	20	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	2,300	(105)	(48)	0	(153)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	5,380	(672)	6	0	(666)

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	1,600	(28)	7	0	(21)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710	200	(2)	0	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.869	600	2	(13)	0	(11)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	600	(22)	(28)	0	(50)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.681	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	2,000	(32)	29	0	(3)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	400	(42)	(7)	0	(49)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	400	(18)	(12)	0	(30)

GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482	200	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	1,900	(30)	5	0	(25)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	2.367	4,300	(145)	(50)	0	(195)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.420	600	(9)	6	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	1,600	(64)	(69)	0	(133)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.622	3,700	517	10	527	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	2,200	(18)	10	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	2,000	(84)	(1)	0	(85)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.219	3,500	(149)	80	0	(69)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	400	(43)	(6)	0	(49)

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.178	500	(16)	15	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482	4,800	(140)	104	0	(36)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	6,900	(101)	107	6	0

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	100	(5)	(2)	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	200	(8)	(9)	0	(17)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	141

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	0.962%	$2,900	$(66)	$68	$2	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564	900	(7)	(10)	0	(17)

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.832	38,300	(2,372)	(472)	0	(2,844)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	6,100	(310)	(198)	0	(508)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	1,700	(9)	3	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.434	200	(3)	1	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	2,900	8	(80)	0	(72)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	1,300	(4)	(40)	0	(44)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	4,000	(139)	(31)	0	(170)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	28,400	(1,243)	(888)	0	(2,131)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172	100	(16)	6	0	(10)

							$(5,737)	$(1,629)	$536	$(7,902)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$	3,600	$89	$(68)	$21	$0

DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,400	(127)	92	0	(35)

FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,300	(9)	(11)	0	(20)

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		42,500	(338)	64	0	(274)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		17,200	91	(270)	0	(179)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		414,500	731	(9,672)	0	(8,941)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,200	(1,021)	(2,735)	0	(3,756)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		139	1	(1)	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		12,155	(456)	420	0	(36)

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		3,400	(25)	(27)	0	(52)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,500	(79)	56	0	(23)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		4,500	(27)	(20)	0	(47)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	(253)	(843)	0	(1,096)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	205	(4,254)	0	(4,049)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,400	(105)	(333)	0	(438)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		5,179	(202)	187	0	(15)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		12,100	7	(85)	0	(78)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		84,400	(83)	(797)	0	(880)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		155,100	(503)	(1,855)	0	(2,358)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		100,000	94	(2,251)	0	(2,157)

							$(2,010)	$(22,403)	$21	$(24,434)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$	2,700	$(4)	$(34)	$0	$(38)

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		2,500	(12)	(73)	0	(85)

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		11,900	(52)	(478)	0	(530)

MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		5,700	(25)	(217)	0	(242)

									$(93)	$(802)	$0	$(895)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	64,525	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$4,873	$0	$(268)	$0	$(268)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	129,050	1.380% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	9,343	0	(132)	0	(132)

								$0	$(400)	$0	$(400)

Total Swap Agreements								$(7,838)	$(25,236)	$557	$(33,631)

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
BOA	$1,236	$0	$0	$1,236	$(1,162)	$(1,787)	$(807)	$(3,756)	$(2,520)	$2,159	$(361)
BPS	1,863	0	0	1,863	(6,194)	(768)	(115)	(7,077)	(5,214)	5,245	31
BRC	959	0	1	960	0	(40)	(904)	(944)	16	0	16
BSH	0	0	0	0	(13,689)	0	0	(13,689)	(13,689)	13,479	(210)
CBK	24,156	0	21	24,177	(5,660)	(240)	(136)	(6,036)	18,141	(16,950)	1,191
DUB	5,836	5,024	0	10,860	(19)	(2,351)	(65)	(2,435)	8,425	(4,640)	3,785
FAR	0	1,815	0	1,815	0	(3,183)	0	(3,183)	(1,368)	324	(1,044)
FBF	0	0	0	0	0	0	(20)	(20)	(20)	0	(20)
GLM	5,264	3,268	0	8,532	(18,417)	(67,699)	0	(86,116)	(77,584)	78,296	712
GST	0	0	527	527	0	(181)	(13,754)	(13,935)	(13,408)	13,812	404
HUS	0	0	6	6	0	0	(37)	(37)	(31)	0	(31)
JPM	606	0	2	608	(6,308)	(939)	(571)	(7,818)	(7,210)	7,142	(68)
MBC	2,066	0	0	2,066	(345)	0	0	(345)	1,721	(1,310)	411
MEI	0	0	0	0	0	0	(52)	(52)	(52)	0	(52)
MSB	0	0	0	0	0	0	0	0	0	1,133	1,133
MSC	0	0	0	0	0	(1,323)	0	(1,323)	(1,323)	0	(1,323)
MYC	0	14,928	0	14,928	0	(15,136)	(11,697)	(26,833)	(11,905)	13,715	1,810
MYI	7,222	0	0	7,222	(7,275)	0	0	(7,275)	(53)	0	(53)
NGF	0	5,475	0	5,475	0	(17,107)	0	(17,107)	(11,632)	11,019	(613)
RBC	0	0	0	0	(4,311)	0	0	(4,311)	(4,311)	4,252	(59)
RYL	0	0	0	0	(855)	0	0	(855)	(855)	1,172	317
SAL	0	0	0	0	0	(2,415)	(5,473)	(7,888)	(7,888)	7,798	(90)
SCX	926	0	0	926	(2,197)	0	0	(2,197)	(1,271)	1,332	61
SOG	29,432	0	0	29,432	(13,133)	0	0	(13,133)	16,299	(16,790)	(491)
TOR	0	0	0	0	(2,232)	0	0	(2,232)	(2,232)	1,992	(240)
UAG	11,458	0	0	11,458	(1,287)	0	0	(1,287)	10,171	(12,830)	(2,659)

Total Over the Counter	$91,024	$30,510	$557	$122,091	$(83,084)	$(113,169)	$(33,631)	$(229,884)

(q)

Securities with an aggregate market value of $162,870 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	143

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,326	$3,326
Swap Agreements	0	2,518	0	0	19,870	22,388

	$0	$2,518	$0	$0	$23,196	$25,714

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$91,024	$0	$91,024
Purchased Options	0	0	0	0	30,510	30,510
Swap Agreements	0	557	0	0	0	557

	$0	$557	$0	$91,024	$30,510	$122,091

	$0	$3,075	$0	$91,024	$53,706	$147,805

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,340	$1,340
Futures	0	0	0	0	335	335
Swap Agreements	0	258	0	0	11,287	11,545

	$0	$258	$0	$0	$12,962	$13,220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$83,084	$0	$83,084
Written Options	0	430	0	0	112,739	113,169
Swap Agreements	0	32,336	400	0	895	33,631

	$0	$32,766	$400	$83,084	$113,634	$229,884

	$0	$33,024	$400	$83,084	$126,596	$243,104

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28,217	$28,217
Swap Agreements	0	(6,407)	0	0	63,059	56,652

	$0	$(6,407)	$0	$0	$91,276	$84,869

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$150,529	$0	$150,529
Purchased Options	0	0	0	0	1,844	1,844
Written Options	0	4,837	0	0	(9,339)	(4,502)
Swap Agreements	0	(5,522)	(1,193)	0	(1,483)	(8,198)

	$0	$(685)	$(1,193)	$150,529	$(8,978)	$139,673

	$0	$(7,092)	$(1,193)	$150,529	$82,298	$224,542

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(606)	$(606)
Futures	0	0	0	0	39,428	39,428
Swap Agreements	0	(12,303)	0	0	144,029	131,726

	$0	$(12,303)	$0	$0	$182,851	$170,548

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,978	$0	$23,978
Purchased Options	0	0	0	0	(13,728)	(13,728)
Written Options	0	(2,544)	0	0	249	(2,295)
Swap Agreements	0	(18,059)	(515)	0	(975)	(19,549)

	$0	$(20,603)	$(515)	$23,978	$(14,454)	$(11,594)

	$0	$(32,906)	$(515)	$23,978	$168,397	$158,954

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$659,847	$76,920	$736,767
Corporate Bonds & Notes
Banking & Finance	0	723,011	650	723,661
Industrials	0	1,121,701	1,407	1,123,108
Utilities	0	438,960	0	438,960
Convertible Bonds & Notes
Banking & Finance	0	16,938	0	16,938
Industrials	0	5,073	0	5,073
Municipal Bonds & Notes
Illinois	0	70	0	70
Puerto Rico	0	127	0	127
U.S. Government Agencies	0	3,253,933	0	3,253,933
U.S. Treasury Obligations	0	834,535	0	834,535
Non-Agency Mortgage-Backed Securities	0	2,101,435	342,441	2,443,876
Asset-Backed Securities	0	1,346,947	27,725	1,374,672
Sovereign Issues	0	279,009	0	279,009
Common Stocks
Communication Services	6,402	0	2,495	8,897
Consumer Discretionary	1	0	0	1
Energy	10,535	0	0	10,535
Financials	1,584	0	10,410	11,994
Industrials	0	0	20,091	20,091
Rights
Financials	0	0	172	172
Warrants
Financials	0	0	210	210
Information Technology	0	0	87	87
Preferred Securities
Banking & Finance	0	29,700	0	29,700
Industrials	0	5,334	1,800	7,134
Utilities	0	0	47,545	47,545
Real Estate Investment Trusts
Real Estate	93	0	0	93
Short-Term Instruments
Repurchase Agreements	0	92,952	0	92,952
Short-Term Notes	0	18,859	0	18,859

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Argentina Treasury Bills	$0	$2,309	$0	$2,309
Israel Treasury Bills	0	89,680	0	89,680
U.S. Treasury Bills	0	20,608	0	20,608

	$18,615	$11,041,028	$531,953	$11,591,596

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$198	$0	$0	$198

Total Investments	$18,813	$11,041,028	$531,953	$11,591,794

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(469,081)	$0	$(469,081)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,020	24,679	0	25,699
Over the counter	0	122,091	0	122,091

	$1,020	$146,770	$0	$147,790

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(335)	(12,496)	0	(12,831)
Over the counter	0	(229,884)	0	(229,884)

	$(335)	$(242,380)	$0	$(242,715)

Total Financial Derivative Instruments	$685	$(95,610)	$0	$(94,925)

Totals	$19,498	$10,476,337	$531,953	$11,027,788

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Loan Participations and Assignments	$32,040	$33,883	$(1,308)	$0	$0	$3,089	$9,315	$(99)	$76,920	$3,087
Corporate Bonds & Notes
Banking & Finance	14,467	0	0	15	0	(1,856)	0	(11,976)	650	(84)
Industrials	1,576	0	(63)	0	0	(106)	0	0	1,407	(101)
Non-Agency Mortgage-Backed Securities	402,169	345,403	(45,819)	(39)	(747)	(26,998)	0	(331,528)	342,441	(45,104)
Asset-Backed Securities	771	28,221	(1,547)	3	10	267	0	0	27,725	266
Common Stocks
Communication Services	6,443	0	0	0	0	(3,948)	0	0	2,495	(3,948)
Financials	11,339	0	0	0	0	(929)	0	0	10,410	(929)
Industrials	17,193	0	0	0	0	2,898	0	0	20,091	2,898
Materials	0	0	(79)	0	79	0	0	0	0	0
Real Estate	22	0	0	0	0	(22)	0	0	0	(22)
Rights
Financials	182	0	0	0	0	(10)	0	0	172	(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	145

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)	September 30, 2022	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Warrants
Financials(2)	$216	$0	$0	$0	$0	$(6)	$0	$0	$210	$(6)
Information Technology	134	0	0	0	0	(47)	0	0	87	(47)
Preferred Securities
Industrials	1,740	0	0	0	0	60	0	0	1,800	60
Utilities	48,665	0	0	0	0	(1,120)	0	0	47,545	(1,120)

	$536,957	$407,507	$(48,816)	$(21)	$(658)	$(28,728)	$9,315	$(343,603)	$531,953	$(45,060)

Financial Derivative Instruments - Assets
Over the counter	$10,454	$0	$0	$0	$0	$(10,454)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(9,333)	$0	$0	$0	$0	$9,333	$0	$0	$0	$0

Totals	$538,078	$407,507	$(48,816)	$(21)	$(658)	$(29,849)	$9,315	$(343,603)	$531,953	$(45,060)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at 09/30/2022				(% Unless Noted Otherwise)
Category and Subcategory		Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$30,549	Discounted Cash Flow	Discount Rate		13.500	—
	37,056	Indicative Market Quotation	Price		95.000	—
	9,315	Third Party Vendor	Broker Quote		87.500 - 91.000	90.873
Corporate Bonds & Notes
Banking & Finance	650	Indicative Market Quotation	Price		7.550	—
Industrials	1,407	Discounted Cash Flow	Discount Rate		6.020	—
Non-Agency Mortgage-Backed Securities	342,441	Proxy Pricing	Base Price		88.888 - 100.438	90.769
Asset-Backed Securities	27,725	Discounted Cash Flow	Discount Rate		6.150 - 11.550	7.199
Common Stocks
Communication Services	2,495	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	10,410	Indicative Market Quotation	Price		$28.000	—
Industrials	16	Discounted Cash Flow/ Comp Multiple	Forward EBITDA / Discount Rate	X/X/%	2.000/2.100/24.200	—
	20,075	Discounted Cash Flow/ Comp Multiple	Ltm Revenue/Ltm EBITDA/Discount Rate	X/X/%	0.460/3.500/10.000	—
Rights
Financials	172	Other Valuation Techniques(3)	—		—	—
Warrants
Financials	16	Indicative Market Quotation	Price		$2.250 - 3.750	3.558
	194	Other Valuation Techniques(3)	—		—	—
Information Technology	87	Market Comparable Valuation	EBITDA Multiple	X	3.800	—
Preferred Securities
Industrials	1,800	Discounted Cash Flow/ Comparable Companies	Discount Rate / TBV Multiple	%/X	22.980/0.280	—
Utilities	47,545	Discounted Cash Flow	Discount Rate		5.800	—

Total	$531,953

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Rights to Warrants since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

AllSpring Buyer LLC
6.688% (LIBOR03M + 3.250%) due 11/01/2028 ~		$3,628	$3,531

Total Loan Participations and Assignments (Cost $3,610)			3,531

CORPORATE BONDS & NOTES 49.7%

BANKING & FINANCE 46.9%

ABN AMRO Bank NV
4.750% due 09/22/2027 •(d)(e)	EUR	16,400	12,470

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^(a)(e)		$5,000	460

American International Group, Inc.
5.750% due 04/01/2048 •(h)		2,000	1,848

Athora Netherlands NV
7.000% due 06/19/2025 •(d)(e)	EUR	11,100	9,582

AXIS Specialty Finance LLC
4.900% due 01/15/2040 •(h)		$7,000	5,702

Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,000	525
8.000% due 01/22/2030 •		2,800	1,537
8.500% due 09/10/2030 •		7,600	4,273

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(d)(e)		13,000	11,680

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(d)(e)		$2,700	2,124
8.375% due 10/14/2030 •(d)(e)		17,700	16,233

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)	EUR	4,600	3,977
7.500% due 05/19/2025 •(d)		15,100	13,918

Bank of Nova Scotia
3.625% due 10/27/2081 •(e)(f)		$5,900	4,284
4.900% due 06/04/2025 •(d)(e)(h)		8,500	7,609

Barclays PLC
6.125% due 12/15/2025 •(d)(e)		39,600	33,416
7.750% due 09/15/2023 •(d)(e)		1,400	1,297
8.000% due 06/15/2024 •(d)(e)		600	558
8.000% due 03/15/2029 •(d)(e)		8,600	7,548

BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		14,900	9,576
7.375% due 08/19/2025 •(d)(e)		7,000	6,626
7.750% due 08/16/2029 •(d)(e)		10,400	9,623

BPCE SA
2.125% due 10/13/2046 •	EUR	2,800	1,844

CaixaBank SA
3.625% due 09/14/2028 •(d)(e)		11,800	7,343

CIFI Holdings Group Co. Ltd.
5.250% due 05/13/2026		$200	43
6.000% due 07/16/2025		200	44

Commerzbank AG
6.500% due 10/09/2029 •(d)(e)	EUR	7,400	5,645

Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		8,000	5,242
4.875% due 06/29/2029 •(d)(e)		1,400	1,048

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$200	63
5.125% due 01/17/2025		600	201
6.150% due 09/17/2025		600	213
8.000% due 01/27/2024		300	118

CPI Property Group SA
4.875% due 07/16/2025 •(d)	EUR	11,500	7,324

Credit Agricole SA
8.125% due 12/23/2025 •(d)(e)(h)		$9,300	8,986

Credit Suisse Group AG
5.250% due 02/11/2027 •(d)(e)		16,600	11,698
6.375% due 08/21/2026 •(d)(e)		22,500	16,425
6.442% due 08/11/2028 •		600	559
6.537% due 08/12/2033 •(h)		1,300	1,170
7.500% due 12/11/2023 •(d)(e)		7,300	6,728

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.750% due 06/23/2027 •(d)		$21,600	$21,241

Deutsche Bank AG
3.742% due 01/07/2033 •		7,700	5,003
4.500% due 11/30/2026 •(d)	EUR	1,400	946
4.789% due 04/30/2025 •(d)(e)		$6,200	4,511
5.882% due 07/08/2031 •		23,500	18,847
6.750% due 10/30/2028 •(d)	EUR	8,000	6,268

DNB Bank ASA
3.320% (US0003M + 0.250%) due 11/23/2022 ~(d)		$1,700	1,190

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032(h)		1,100	921

Enact Holdings, Inc.
6.500% due 08/15/2025		4,600	4,404

Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	13,000	9,188
6.500% due 04/15/2024 •(d)(e)		6,400	5,830

Freedom Mortgage Corp.
6.625% due 01/15/2027		$5,000	3,572
8.250% due 04/15/2025		1,506	1,247

Hongkong & Shanghai Banking Corp. Ltd.
2.957% (US0003M + 0.188%) due 10/27/2022 ~(d)		1,900	1,412

HSBC Bank PLC
2.977% due 12/15/2022 •(d)(h)		1,500	1,112
3.127% (US0006M + 0.250%) due 12/30/2022 ~(d)		5,090	3,753
4.420% (US0006M + 0.250%) due 03/31/2023 ~(d)(h)		5,700	4,161

HSBC Holdings PLC
6.500% due 03/23/2028 •(d)(e)(h)		17,800	14,942

ING Groep NV
3.875% due 05/16/2027 •(d)(e)		2,000	1,310
4.250% due 05/16/2031 •(d)(e)		8,400	5,116
4.875% due 05/16/2029 •(d)(e)		6,000	4,214
6.500% due 04/16/2025 •(d)(e)		29,048	25,986

Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(d)(e)	EUR	5,000	3,623
5.875% due 09/01/2031 •(d)(e)		17,100	11,958
6.375% due 03/30/2028 •(d)		9,000	6,724
7.700% due 09/17/2025 •(d)(e)		$4,400	3,670
7.750% due 01/11/2027 •(d)(e)	EUR	7,150	6,210

LeasePlan Corp. NV
7.375% due 05/29/2024 •(d)(e)		7,400	6,518

Legal & General Group PLC
5.625% due 03/24/2031 •(d)(e)	GBP	3,500	2,848

LFS Topco LLC
5.875% due 10/15/2026		$6,600	5,260

Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	3,435
4.125% due 12/15/2051 •		$7,000	5,422
4.300% due 02/01/2061		5,100	3,222

Lincoln Financing SARL
3.625% due 04/01/2024	EUR	700	665

Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		$9,700	9,018
7.500% due 09/27/2025 •(d)(e)		15,060	13,780

Midcap Financial Issuer Trust
6.500% due 05/01/2028		5,140	4,400

Munich Re
5.875% due 05/23/2042 •		7,400	7,011

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		5,200	4,445

Nationwide Building Society
5.875% due 12/20/2024 •(d)(e)	GBP	400	389

NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		$18,550	11,640
6.000% due 12/29/2025 •(d)(e)		22,000	19,250
8.000% due 08/10/2025 •(d)(e)		6,800	6,356

New Metro Global Ltd.
4.800% due 12/15/2024		200	90

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)(h)		$12,400	$8,217

Nova Ljubljanska Banka dd
3.400% due 02/05/2030 •	EUR	10,100	8,463

OneMain Finance Corp.
3.875% due 09/15/2028		$5,500	4,060

Oxford Finance LLC
6.375% due 02/01/2027		800	750

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,400	4,573
5.750% due 09/15/2031		1,600	1,147

Permanent TSB Group Holdings PLC
3.000% due 08/19/2031 •	EUR	4,800	3,833

Prudential Financial, Inc.
5.125% due 03/01/2052 •		$5,900	5,123

Santander U.K. Group Holdings PLC
6.750% due 06/24/2024 •(d)	GBP	3,500	3,611

Seazen Group Ltd.
4.450% due 07/13/2025		$200	74
6.000% due 08/12/2024		400	176
6.150% due 04/15/2023		200	159

Sitka Holdings LLC
8.174% due 07/06/2026 •		18,400	17,603

Societe Generale SA
4.750% due 05/26/2026 •(d)(e)		2,200	1,652
6.221% due 06/15/2033 •		16,200	14,383
6.750% due 04/06/2028 •(d)(e)		11,760	9,320
7.375% due 10/04/2023 •(d)(e)		500	456
8.000% due 09/29/2025 •(d)(e)		6,450	6,153

Standard Chartered PLC
7.750% due 08/15/2027 •(d)(e)		7,800	7,076

Textron Financial Corp.
4.640% (US0003M + 1.735%) due 02/15/2067 ~		13,042	9,162

UBS Group AG
4.375% due 02/10/2031 •(d)(e)		4,100	2,704
4.875% due 02/12/2027 •(d)(e)		8,400	6,562
7.000% due 02/19/2025 •(d)		1,000	954

UniCredit SpA
3.127% due 06/03/2032 •		8,100	5,779
5.459% due 06/30/2035 •		12,900	9,607
7.500% due 06/03/2026 •(d)(e)	EUR	2,600	2,246

USB Realty Corp.
3.659% (US0003M + 1.147%) due 01/15/2027 ~(d)(h)		$6,567	4,991

Virgin Money U.K. PLC
9.250% due 06/08/2024 •(d)(e)	GBP	6,300	6,505

Virgin Money UK PLC
7.875% due 12/14/2028 •		900	993

Zurich Finance Ireland Designated Activity Co.
3.500% due 05/02/2052 •		$12,500	8,720

			675,720

INDUSTRIALS 2.0%

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	1,900	1,793

Abertis Infraestructuras Finance BV
2.625% due 01/26/2027 •(d)	EUR	4,700	3,443

Altice France SA
5.500% due 10/15/2029		$7,100	5,360

CGG SA
8.750% due 04/01/2027		3,200	2,692

Coty, Inc.
4.750% due 01/15/2029		8,300	7,040

South Jersey Industries, Inc.
5.020% due 04/15/2031		10,000	8,140

			28,468

UTILITIES 0.8%

CMS Energy Corp.
4.750% due 06/01/2050 •		3,000	2,542

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	147

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sempra Energy
4.125% due 04/01/2052 •	$5,000	$3,941

Vodafone Group PLC
5.125% due 06/04/2081 •	6,850	4,647

		11,130

Total Corporate Bonds & Notes (Cost $942,932)		715,318

	SHARES
PREFERRED SECURITIES 46.5%

BANKING & FINANCE 39.7%

Abanca Corp. Bancaria SA
6.000% due 01/20/2026 •(d)	2,400,000	1,867

Aircastle Ltd.
5.250% due 06/15/2026 •(d)	5,200,000	3,964

Ally Financial, Inc.
4.700% due 05/15/2028 •(d)	5,000,000	3,577

American AgCredit Corp.
5.250% due 06/15/2026 •(d)	5,000,000	4,504

American Express Co.
3.550% due 09/15/2026 •(d)	18,600,000	14,518

Banco Bilbao Vizcaya Argentaria SA
6.000% due 01/15/2026 •(d)(e)	4,600,000	3,914

Banco Santander SA
4.125% due 11/12/2027 •(d)(e)	8,400,000	5,660
4.375% due 01/14/2026 •(d)	3,600,000	2,747

Bank of America Corp.
4.375% due 01/27/2027 •(d)	200	162
5.875% due 03/15/2028 •(d)	46,210,000	39,821
6.125% due 04/27/2027 •(d)	12,200	11,550

Bankinter SA
6.250% due 01/17/2026 •(d)	3,200,000	2,838

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(d)	2,000,000	1,790

CaixaBank SA
5.875% due 10/09/2027 •(d)(e)	17,000	13,999
6.375% due 09/19/2023 •(d)(e)	4,000,000	3,724
6.750% due 06/13/2024 •(d)(e)	7,000,000	6,323

Charles Schwab Corp.
4.000% due 06/01/2026 •(d)	6,500,000	5,365
4.000% due 12/01/2030 •(d)	30,000,000	22,260
5.000% due 12/01/2027 •(d)(h)	11,875,000	9,590
5.375% due 06/01/2025 •(d)(h)	12,500,000	12,219

Citigroup, Inc.
4.000% due 12/10/2025 •(d)	10,700,000	9,050
4.700% due 01/30/2025 •(d)	5,200,000	4,187
5.900% due 02/15/2023 •(d)	5,000,000	4,956
5.950% due 05/15/2025 •(d)	11,000,000	10,027
6.300% due 05/15/2024 •(d)	24,054,000	22,555

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)	8,500,000	6,893
5.650% due 10/06/2025 •(d)	5,000,000	4,891
6.375% due 04/06/2024 •(d)	8,400,000	7,789

CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 «~(d)	2,000	201

Compeer Financial ACA
4.875% due 08/15/2026 •(d)	5,000,000	4,884

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)	10,000,000	7,642

Discover Financial Services
5.500% due 10/30/2027 •(d)	9,000,000	7,419
6.125% due 06/23/2025 •(d)	5,000,000	4,902

	SHARES	MARKET VALUE (000S)

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(d)	7,000,000	$6,195

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	10,000,000	7,725
3.800% due 05/10/2026 •(d)	3,500,000	2,731
4.400% due 02/10/2025 •(d)	4,300,000	3,637
5.000% due 11/10/2022 •(d)	31,900,000	29,697

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(d)	3,913,000	4,465

JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	200,000	3,608
4.600% due 02/01/2025 •(d)(h)	30,500,000	26,568
4.625% due 06/01/2026 (d)	200,000	3,896
6.100% due 10/01/2024 •(d)(h)	7,900,000	7,595
6.276% (US0003M + 3.470%) due 01/30/2023 ~(d)(h)	7,815,000	7,787

Morgan Stanley
4.875% due 01/15/2025 (d)	280,000	5,788
5.300% due 12/15/2025 •(d)	12,500,000	11,992
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	361,506	8,759
5.875% due 09/15/2026 •(d)	3,100,000	3,017

Nationwide Building Society
10.250% ~	73,204	9,579

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	20,000,000	15,059

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(d)	33,239,725	29,973

SVB Financial Group
4.100% due 02/15/2031 •(d)	28,200,000	19,459
4.700% due 11/15/2031 •(d)	10,000,000	7,360

Truist Financial Corp.
5.100% due 03/01/2030 •(d)(h)	10,300,000	9,249
6.395% (US0003M + 3.102%) due 12/15/2024 ~(d)	11,400,000	10,945

U.S. Bancorp
3.700% due 01/15/2027 •(d)	15,000,000	11,318
5.300% due 04/15/2027 •(d)(h)	5,850,000	5,011

Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	24,500,000	20,783
4.250% due 09/15/2026 (d)	200,000	3,438
4.750% due 03/15/2025 (d)	80,200	1,506
5.900% due 06/15/2024 •(d)	31,532,000	28,971

		571,899

FINANCIALS 0.7%

CaixaBank SA
5.250% due 03/23/2026 •(d)	4,000,000	3,110

Morgan Stanley
6.500% due 10/15/2027 (d)	300,000	7,542

		10,652

INDUSTRIALS 1.9%

Energy Transfer LP
6.750% due 05/15/2025 •(d)	3,000,000	2,600
7.125% due 05/15/2030 •(d)	14,000,000	11,625

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(d)	13,195,000	12,408

		26,633

	SHARES	MARKET VALUE (000S)
UTILITIES 4.2%

AT&T Mobility LLC
7.000% due 01/20/2023 «(f)(d)	588,030	$14,966

AT&T, Inc.
2.875% due 03/02/2025 •(d)	6,700,000	5,806

CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(d)	8,900,000	8,414

Duke Energy Corp.
4.875% due 09/16/2024 •(d)	4,070,000	3,698

Edison International
5.000% due 12/15/2026 •(d)	15,000,000	11,868

Sempra Energy
4.875% due 10/15/2025 •(d)	16,200,000	15,092

		59,844

Total Preferred Securities (Cost $810,299)		669,028

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS (g) 4.9%
		70,649

U.S. TREASURY BILLS 0.2%
2.582% due 11/10/2022 - 12/01/2022 (b)(c)(k)	$2,722	2,714

Total Short-Term Instruments (Cost $73,363)		73,363

Total Investments in Securities (Cost $1,830,204)		1,461,240

	SHARES
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	6,116,882	59,389

Total Short-Term Instruments (Cost $59,358)		59,389

Total Investments in Affiliates (Cost $59,358)		59,389

Total Investments 105.6% (Cost $1,889,562)		$1,520,629

Financial Derivative Instruments (i)(j) 0.5% (Cost or Premiums, net $(4,856))		7,649

Other Assets and Liabilities, net (6.1)%		(88,774)

Net Assets 100.0%		$1,439,504

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	01/20/2023	09/24/2020	$ 15,905	$14,966	1.04%
Bank of Nova Scotia	3.625	10/27/2081	09/29/2021	5,900	4,284	0.30

				$ 21,805	$19,250	1.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$70,649	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(72,062)	$70,649	$70,651

Total Repurchase Agreements						$(72,062)	$70,649	$70,651

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.810%	09/12/2022	01/10/2023		$ (57,745)	$(57,873)
DBL	0.280	05/25/2022	TBD	(3)	EUR (3,495)	(3,423)
JML	3.100	08/10/2022	11/02/2022		$ (40,399)	(40,587)
	3.100	09/06/2022	11/02/2022		(3,505)	(3,512)
JPS	3.100	09/06/2022	11/02/2022		(11,393)	(11,420)

Total Reverse Repurchase Agreements						$(116,815)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(57,873)	$0	$(57,873)	$63,025	$5,152
DBL	0	(3,423)	0	(3,423)	3,781	358
FICC	70,651	0	0	70,651	(72,062)	(1,411)
JML	0	(44,099)	0	(44,099)	48,130	4031
JPS	0	(11,420)	0	(11,420)	12,355	935

Total Borrowings and Other Financing Transactions	$70,651	$(116,815)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	149

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(55,519)	$(10461)	$(65980)
Preferred Securities	0	0	0	(50835)	(50835)

Total Borrowings	$0	$0	$(55,519)	$(61,296)	$(116,815)

Payable for reverse repurchase agreements					$(116,815)

(h)	Securities with an aggregate market value of $121,577 and cash of $5,719 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(109,812) at a weighted average interest rate of 1.687%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	6	$1,232	$(16)	$0	$(1)
U.S. Treasury 5-Year Note December Futures	12/2022	1,000	107,508	(2,572)	0	(266)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	68	9,316	(797)	0	(110)
United Kingdom Long Gilt December Futures	12/2022	12	1,292	(180)	0	(10)

				$(3,565)	$0	$(387)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2022	23	$(2,699)	$51	$1	$(13)
Euro-Buxl 30-Year Bond December Futures	12/2022	37	(5,317)	491	110	(41)

				$542	$111	$(54)

Total Futures Contracts				$(3,023)	$111	$(441)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR 1,700	$11	$(9)	$2	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	2.500%	Annual	03/15/2025	GBP	72,600	$(2,396)	$(2,363)	$(4,759)	$0	$(103)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		25,400	(1,572)	(1,784)	(3,356)	0	(157)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		7,800	1,387	215	1,602	68	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		6,200	1,354	2,122	3,476	0	(18)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		4,900	1,464	42	1,506	3	(6)

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2052	$	21,200	$(4,956)	$(344)	$(5,300)	$0	$(253)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,500	88	257	345	5	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	200	8	6	14	0	(1)

							$(4,623)	$(1,849)	$(6,472)	$76	$(538)

Total Swap Agreements							$(4,612)	$(1,858)	$(6,470)	$76	$(538)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$131	$76	$207	$0	$(441)	$(542)	$(983)

Cash of $14,845 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $20 for closed futures and unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022		$2,017	EUR	2,020	$0	$(38)

BPS	10/2022	GBP	5,167		$5,906	188	(52)
	10/2022		$13,688	EUR	13,591	0	(368)
	10/2022		1,615	GBP	1,396	0	(56)
	11/2022	GBP	3,720		$4,156	0	(1)

CBK	10/2022		$138	EUR	140	0	(1)
	10/2022		252	GBP	227	1	0

GLM	10/2022		6,646	EUR	6,676	0	(103)

JPM	10/2022		31,037	GBP	29,118	1,475	0
	11/2022	GBP	29,118		$31,049	0	(1,483)

MBC	10/2022	EUR	35,284		35,249	682	(13)
	10/2022		$2,592	EUR	2,639	25	(30)
	11/2022	EUR	33,548		$33,047	102	0

SCX	10/2022		$619	EUR	619	0	(13)

SOG	10/2022	EUR	258,304		$259,939	6,789	0
	10/2022		$229,814	EUR	239,704	5,108	0
	11/2022	EUR	239,704		$230,280	0	(5,110)

UAG	10/2022	AUD	316		217	15	0
	10/2022	EUR	4,260		4,328	153	0
	10/2022	GBP	29,294		34,084	1,376	0

Total Forward Foreign Currency Contracts						$15,914	$(7,268)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	151

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	UniCredit SpA	1.000%	Quarterly	06/20/2027	4.290%	EUR 1,700	$(244)	$23	$0	$(221)

Total Swap Agreements							$(244)	$23	$0	$(221)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$(38)	$0	$0	$(38)	$(38)	$0	$(38)
BPS	188	0	0	188	(477)	0	(221)	(698)	(510)	576	66
CBK	1	0	0	1	(1)	0	0	(1)	0	0	0
GLM	0	0	0	0	(103)	0	0	(103)	(103)	0	(103)
JPM	1,475	0	0	1,475	(1,483)	0	0	(1,483)	(8)	0	(8)
MBC	809	0	0	809	(43)	0	0	(43)	766	(1,110)	(344)
SCX	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
SOG	11,897	0	0	11,897	(5,110)	0	0	(5,110)	6,787	(7,030)	(243)
UAG	1,544	0	0	1,544	0	0	0	0	1,544	(1,810)	(266)

Total Over the Counter	$15,914	$0	$0	$15,914	$(7,268)	$0	$(221)	$(7,489)

(k)

Securities with an aggregate market value of $876 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$131	$131
Swap Agreements	0	0	0	0	76	76

	$0	$0	$0	$0	$207	$207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,914	$0	$15,914

	$0	$0	$0	$15,914	$207	$16,121

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$441	$441
Swap Agreements	0	0	0	0	542	542

	$0	$0	$0	$0	$983	$983

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,268	$0	$7,268
Swap Agreements	0	221	0	0	0	221

	$0	$221	$0	$7,268	$0	$7,489

	$0	$221	$0	$7,268	$983	$8,472

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,740)	$(2,740)
Swap Agreements	0	278	0	0	(768)	(490)

	$0	$278	$0	$0	$(3,508)	$(3,230)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$52,348	$0	$52,348
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$52,348	$0	$52,377

	$0	$307	$0	$52,348	$(3,508)	$49,147

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,692)	$(1,692)
Swap Agreements	0	229	0	0	(1,713)	(1,484)

	$0	$229	$0	$0	$(3,405)	$(3,176)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(77)	$0	$(77)
Swap Agreements	0	23	0	0	0	23

	$0	$23	$0	$(77)	$0	$(54)

	$0	$252	$0	$(77)	$(3,405)	$(3,230)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	153

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)	September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,531	$0	$3,531
Corporate Bonds & Notes
Banking & Finance	0	675,720	0	675,720
Industrials	0	28,468	0	28,468
Utilities	0	11,130	0	11,130
Preferred Securities
Banking & Finance	26,995	544,703	201	571,899
Financials	7,542	3,110	0	10,652
Industrials	0	26,633	0	26,633
Utilities	0	44,878	14,966	59,844
Short-Term Instruments
Repurchase Agreements	0	70,649	0	70,649
U.S. Treasury Bills	0	2,714	0	2,714

	$34,537	$1,411,536	$15,167	$1,461,240

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,389	$0	$0	$59,389

Total Investments	$93,926	$1,411,536	$15,167	$1,520,629

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$111	$76	$0	$187
Over the counter	0	15,914	0	15,914

	$111	$15,990	$0	$16,101

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(64)	(915)	0	(979)
Over the counter	0	(7,489)	0	(7,489)

	$(64)	$(8,404)	$0	$(8,468)

Total Financial Derivative Instruments	$47	$7,586	$0	$7,633

Totals	$93,973	$1,419,122	$15,167	$1,528,262

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Preferred Securities
Banking & Finance	$0	$0	$0	$0	$0	$0	$201	$0	$201	$0
Utilities	15,319	0	0	0	0	(353)	0	0	14,966	(353)

Totals	$15,319	$0	$0	$0	$0	$(353)	$201	$0	$15,167	$(353)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Preferred Securities
Banking & Finance	$201	Proxy Pricing	Base Price	$	100.500	—
Utilities	14,966	Discounted Cash Flow	Discount Rate		5.800	—

Total	$15,167

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2022	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class C-2 shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	155

Notes to Financial Statements	(Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or

156	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	157

Notes to Financial Statements	(Cont.)

paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

158	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	159

Notes to Financial Statements	(Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Diversified Income Fund	$31,808	$319	$0	$0	$(242)	$31,885	$318	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$19,731	$110	$(5,699)	$(74)	$73	$14,141	$110	$0

PIMCO Diversified Income Fund	315,233	689,589	(613,804)	(186)	77	390,909	2,790	0

PIMCO High Yield Spectrum Fund	118	9,210	(9,200)	(1)	0	127	10	0

PIMCO Long-Term Credit Bond Fund	254	750,869	(750,700)	12	0	435	70	0

PIMCO Low Duration Credit Fund	5,410	141,350	(127,700)	6	(4)	19,062	150	0

PIMCO Low Duration Income Fund	197	1	0	0	0	198	1	0

PIMCO Preferred and Capital Securities Fund	173,568	569,829	(684,000)	(45)	37	59,389	629	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and

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guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in

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Notes to Financial Statements	(Cont.)

the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2022, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

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When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  The PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Funds pay financing charges based on a combination of a LIBOR based variable rate plus a credit spread. The Funds also pay a fee of 0.15% per annum on the unused commitment amounts. As of September 30, 2022, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and commitment and upfront fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees

PIMCO High Yield Spectrum Fund	$9,000,000	08/29/2023	$18,933

PIMCO Low Duration Credit Fund	$20,000,000	08/29/2023	$36,124

*	Maximum available commitment prior to renewal on August 31, 2022, for PIMCO High Yield Spectrum Bond and PIMCO Low Duration Credit Fund was $15,000,000 and $28,000,000, respectively.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase

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Notes to Financial Statements	(Cont.)

price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in

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excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for

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the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to

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generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	X	X

High Yield	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	—	X	—	X	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	—	X	X

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X

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Risks	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Convertible Securities	X	—	—	—	—	—	—	—

Senior Loan	X	—	—	—	—	X	—	—

Distribution Rate	—	—	X	—	—	—	X	—

Environmental, Social and Governance Investing	—	—	X	—	—	—	—	—

LIBOR Transition	X	X	X	—	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	X	—	—

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk  is the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the PIMCO Preferred and Capital Securities Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

Preferred Securities Risk  is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk  is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional

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market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Regulation S Securities Risk  is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

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Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Senior Loan Risk  is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in traditional loans

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

“Covenant-lite” Obligations Risk  is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact

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Notes to Financial Statements	(Cont.)

of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and

174	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class C-2
PIMCO Credit Opportunities Bond Fund	0.60%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	0.35%
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A

(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio

176	PIMCO CREDIT BOND FUNDS

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transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2022, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$0	$88	$0	$88

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to reduce its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$8

PIMCO ESG Income Fund	6

PIMCO High Yield Spectrum Fund	1

PIMCO Low Duration Income Fund	30

PIMCO Preferred and Capital Securities Fund	8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fees it receives from the Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the

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Notes to Financial Statements	(Cont.)

Subsidiary is in place. Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2022, the amount was $830,794. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$7,715	$5,806

PIMCO Diversified Income Fund	9,092	231,346

PIMCO ESG Income Fund	88	0

PIMCO High Yield Spectrum Fund	7,255	11,663

PIMCO Long-Term Credit Bond Fund	3,098	4,423

PIMCO Low Duration Credit Fund	17,163	70,582

PIMCO Low Duration Income Fund	106,361	34,239

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$75,205	$59,794	$114,247	$145,655

PIMCO Diversified Income Fund	2,485,161	2,405,401	19,823	603,970

PIMCO ESG Income Fund	135,809	117,348	59,325	19,410

PIMCO High Yield Spectrum Fund	30,577	15,492	30,454	84,106

PIMCO Long-Term Credit Bond Fund	1,137,268	747,573	245,145	219,969

PIMCO Low Duration Credit Fund	0	0	63,647	222,583

PIMCO Low Duration Income Fund	24,461,876	23,401,512	1,364,670	895,738

PIMCO Preferred and Capital Securities Fund	0	0	110,271	519,032

†	A zero balance may reflect actual amounts rounding to less than one thousand.

178	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund				PIMCO ESG Income Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,043	$46,766	11,133	$110,388	37,927	$355,155	76,724	$850,410	8,339	$80,464	13,928	$143,450

I-2	4,136	37,867	6,172	61,042	2,458	23,083	13,867	153,926	845	8,137	1,843	18,909

I-3	N/A	N/A	N/A	N/A	714	6,717	1,835	20,084	460	4,505	2,435	24,715

Administrative Class	N/A	N/A	N/A	N/A	834	8,090	1,389	14,479	N/A	N/A	N/A	N/A

Class A	217	2,014	1,375	13,686	1,231	11,634	5,473	60,703	338	3,332	240	2,483

Class C	53	479	65	633	154	1,467	523	5,816	0	1	2	19

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	277	2,539	655	6,437	7,717	72,156	14,088	154,498	242	2,318	212	2,191

I-2	167	1,527	453	4,434	389	3,649	1,143	12,585	31	292	15	152

I-3	N/A	N/A	N/A	N/A	70	651	99	1,080	35	331	6	66

Administrative Class	N/A	N/A	N/A	N/A	52	488	35	385	N/A	N/A	N/A	N/A

Class A	29	269	73	713	477	4,465	950	10,431	4	34	2	16

Class C	4	35	9	92	62	576	125	1,373	0	1	0	1

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(8,488)	(78,406)	(13,893)	(137,428)	(73,169)	(696,730)	(70,095)	(763,049)	(6,900)	(66,878)	(2,316)	(23,664)

I-2	(5,875)	(54,302)	(5,180)	(50,890)	(12,509)	(118,322)	(47,108)	(518,717)	(231)	(2,261)	(238)	(2,452)

I-3	N/A	N/A	N/A	N/A	(996)	(9,431)	(883)	(9,755)	(1,299)	(12,318)	(147)	(1,504)

Administrative Class	N/A	N/A	N/A	N/A	(1,066)	(9,842)	(279)	(3,050)	N/A	N/A	N/A	N/A

Class A	(626)	(5,790)	(901)	(8,893)	(5,347)	(50,612)	(10,626)	(116,466)	(224)	(2,180)	(64)	(669)

Class C	(91)	(825)	(77)	(754)	(1,182)	(11,218)	(1,973)	(21,673)	(1)	(10)	0	0

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(5,154)	$(47,827)	(116)	$(540)	(42,184)	$(408,024)	(14,713)	$(146,940)	1,639	$15,768	15,918	$163,713

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Notes to Financial Statements	(Cont.)

	PIMCO High Yield Spectrum Fund				PIMCO Long-Term Credit Bond Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,741	$51,154	23,017	$231,625	84,012	$798,062	105,229	$1,309,599

I-2	1,537	13,557	4,333	43,035	4,611	45,580	6,434	76,461

I-3	35	307	223	2,240	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,017	9,105	1,319	13,216	N/A	N/A	N/A	N/A

Class C	41	365	206	2,056	N/A	N/A	N/A	N/A

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	314	2,737	855	8,517	9,027	84,396	20,787	258,511

I-2	393	3,415	1,159	11,536	272	2,544	650	8,108

I-3	6	55	19	193	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	119	1,030	243	2,419	N/A	N/A	N/A	N/A

Class C	11	96	20	198	N/A	N/A	N/A	N/A

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(9,658)	(85,555)	(26,595)	(264,143)	(41,531)	(389,990)	(86,575)	(1,099,044)

I-2	(5,191)	(43,911)	(13,267)	(127,578)	(4,584)	(43,503)	(7,788)	(96,698)

I-3	(21)	(190)	(366)	(3,651)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(889)	(7,873)	(1,858)	(18,470)	N/A	N/A	N/A	N/A

Class C	(84)	(730)	(198)	(1,966)	N/A	N/A	N/A	N/A

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(6,629)	$(56,438)	(10,890)	$(100,773)	51,807	$497,089	38,737	$456,937

180	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

PIMCO Low Duration Credit Fund				PIMCO Low Duration Income Fund				PIMCO Preferred and Capital Securities Fund

Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

8,176	$71,929	28,019	$260,070	202,305	$1,635,842	415,757	$3,580,609	30,048	$286,964	94,361	$1,057,257

379	3,437	676	6,276	176,004	1,419,307	514,811	4,435,574	4,710	44,884	22,443	249,547

N/A	N/A	N/A	N/A	3,311	26,935	14,414	124,293	1,228	11,606	2,643	29,185

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

614	5,440	2,857	26,398	37,087	298,723	133,844	1,155,846	1,939	18,745	10,045	112,004

108	955	170	1,566	3,329	26,807	8,712	75,175	147	1,424	808	8,996

N/A	N/A	N/A	N/A	59	470	886	7,664	N/A	N/A	N/A	N/A

771	6,722	1,259	11,643	6,911	55,416	10,779	92,447	2,431	22,884	7,077	77,621

31	269	81	746	8,727	69,954	12,285	105,371	788	7,395	2,075	22,676

N/A	N/A	N/A	N/A	246	1,976	452	3,885	82	766	219	2,395

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

145	1,259	238	2,199	3,187	25,547	5,574	47,890	631	5,907	1,640	17,892

13	110	27	247	308	2,470	529	4,548	42	388	104	1,126

N/A	N/A	N/A	N/A	14	113	18	159	N/A	N/A	N/A	N/A

(26,014)	(227,807)	(13,561)	(125,438)	(270,961)	(2,191,931)	(241,843)	(2,063,018)	(74,195)	(713,051)	(64,398)	(704,528)

(647)	(5,727)	(1,695)	(15,690)	(189,822)	(1,528,855)	(274,780)	(2,338,263)	(15,175)	(145,141)	(14,364)	(156,955)

N/A	N/A	N/A	N/A	(5,801)	(46,657)	(8,885)	(75,551)	(1,930)	(18,287)	(2,558)	(28,317)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1,202)	(10,545)	(1,858)	(17,170)	(63,991)	(515,390)	(96,274)	(824,750)	(7,264)	(68,565)	(9,019)	(98,124)

(141)	(1,247)	(518)	(4,802)	(5,701)	(45,889)	(6,687)	(57,401)	(413)	(3,901)	(483)	(5,253)

N/A	N/A	N/A	N/A	(139)	(1,115)	(145)	(1,238)	N/A	N/A	N/A	N/A

(17,767)	$(155,205)	15,695	$146,045	(94,927)	$(766,277)	489,447	$4,273,240	(56,931)	$(547,982)	50,593	$585,522

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2022. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Credit Bond Fund	1	0	11%	0%

PIMCO Low Duration Credit Fund	0	1	0%	17%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 15.4% of the Fund’s consolidated net assets.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	181

Notes to Financial Statements	(Cont.)

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.-registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund*	$30,288	$20,897

PIMCO Diversified Income Fund	42,091	4,900

PIMCO ESG Income Fund	0	0

PIMCO High Yield Spectrum Fund*	1,484	47,159

PIMCO Long-Term Credit Bond Fund	0	0

PIMCO Low Duration Credit Fund*	1,727	66,196

PIMCO Low Duration Income Fund	123,076	131,421

PIMCO Preferred and Capital Securities Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC Section 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

182	PIMCO CREDIT BOND FUNDS

September 30, 2022	(Unaudited)

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Credit Opportunities Bond Fund	$348,808	$9,479	$(40,966)	$(31,487)

PIMCO Diversified Income Fund	4,593,447	38,340	(874,752)	(836,412)

PIMCO ESG Income Fund	238,381	4,682	(31,500)	(26,818)

PIMCO High Yield Spectrum Fund	299,650	6,052	(59,697)	(53,645)

PIMCO Long-Term Credit Bond Fund	4,814,287	51,125	(1,086,581)	(1,035,456)

PIMCO Low Duration Credit Fund	258,992	625	(23,785)	(23,160)

PIMCO Low Duration Income Fund	12,453,444	776,224	(1,902,036)	(1,125,812)

PIMCO Preferred and Capital Securities Fund	1,886,252	19,300	(385,991)	(366,691)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	183

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC

BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.

CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SNI	Stifel Nicolaus Europe Ltd.

DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

ARS	Argentine Peso	DKK	Danish Krone	MXN	Mexican Peso

AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone

BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol

CAD	Canadian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty

CHF	Swiss Franc	HUF	Hungarian Forint	RUB	Russian Ruble

CLP	Chilean Peso	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar

CNH	Chinese Renminbi (Offshore)	ILS	Israeli Shekel	USD (or $)	United States Dollar

CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee	ZAR	South African Rand

COP	Colombian Peso	JPY	Japanese Yen

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR	TSFR6M	Term SOFR 6-Month

CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index	LIBOR06M	6 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR

EUR001M	1 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

EUR002M	2 Month EUR Swap Rate	PRIME	Daily US Prime Rate	US0006M	ICE 6-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation

184	PIMCO CREDIT BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	185

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

186	PIMCO CREDIT BOND FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	187

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

188	PIMCO CREDIT BOND FUNDS

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	189

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

190	PIMCO CREDIT BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Credit Opportunities Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0559	$0.0000	$0.0000	$0.0559

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0849	$0.0000	$0.0000	$0.0849

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0544	$0.0000	$0.0000	$0.0544

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0827	$0.0000	$0.0000	$0.0827

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0487	$0.0000	$0.0000	$0.0487

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0755	$0.0000	$0.0000	$0.0755

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0377	$0.0000	$0.0000	$0.0377

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0582	$0.0000	$0.0000	$0.0582

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	191

Distribution Information	(Cont.)

PIMCO Low Duration Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0200	$0.0000	$0.0000	$0.0200

May 2022	$0.0200	$0.0000	$0.0000	$0.0200

June 2022	$0.0250	$0.0000	$0.0000	$0.0250

July 2022	$0.0250	$0.0000	$0.0000	$0.0250

August 2022	$0.0250	$0.0000	$0.0000	$0.0250

September 2022	$0.0250	$0.0000	$0.0000	$0.0250

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0193	$0.0000	$0.0000	$0.0193

May 2022	$0.0193	$0.0000	$0.0000	$0.0193

June 2022	$0.0243	$0.0000	$0.0000	$0.0243

July 2022	$0.0243	$0.0000	$0.0000	$0.0243

August 2022	$0.0243	$0.0000	$0.0000	$0.0243

September 2022	$0.0243	$0.0000	$0.0000	$0.0243

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0190	$0.0000	$0.0000	$0.0190

May 2022	$0.0190	$0.0000	$0.0000	$0.0190

June 2022	$0.0240	$0.0000	$0.0000	$0.0240

July 2022	$0.0240	$0.0000	$0.0000	$0.0240

August 2022	$0.0240	$0.0000	$0.0000	$0.0240

September 2022	$0.0240	$0.0000	$0.0000	$0.0240

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0172	$0.0000	$0.0000	$0.0172

May 2022	$0.0173	$0.0000	$0.0000	$0.0173

June 2022	$0.0223	$0.0000	$0.0000	$0.0223

July 2022	$0.0224	$0.0000	$0.0000	$0.0224

August 2022	$0.0223	$0.0000	$0.0000	$0.0223

September 2022	$0.0223	$0.0000	$0.0000	$0.0223

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0152	$0.0000	$0.0000	$0.0152

May 2022	$0.0152	$0.0000	$0.0000	$0.0152

June 2022	$0.0203	$0.0000	$0.0000	$0.0203

July 2022	$0.0204	$0.0000	$0.0000	$0.0204

August 2022	$0.0203	$0.0000	$0.0000	$0.0203

September 2022	$0.0203	$0.0000	$0.0000	$0.0203

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0138	$0.0000	$0.0000	$0.0138

May 2022	$0.0139	$0.0000	$0.0000	$0.0139

June 2022	$0.0189	$0.0000	$0.0000	$0.0189

July 2022	$0.0190	$0.0000	$0.0000	$0.0190

August 2022	$0.0189	$0.0000	$0.0000	$0.0189

September 2022	$0.0190	$0.0000	$0.0000	$0.0190

192	PIMCO CREDIT BOND FUNDS

(Unaudited)

PIMCO Preferred and Capital Securities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.1119	$0.0000	$0.0000	$0.1119

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.1177	$0.0000	$0.0000	$0.1177

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.1103	$0.0000	$0.0000	$0.1103

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.1154	$0.0000	$0.0000	$0.1154

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.1088	$0.0000	$0.0000	$0.1088

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.1155	$0.0000	$0.0000	$0.1155

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.1060	$0.0000	$0.0000	$0.1060

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.1097	$0.0000	$0.0000	$0.1097

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0929	$0.0000	$0.0000	$0.0929

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0925	$0.0000	$0.0000	$0.0925

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	193

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4003SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

Fundamental Index Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		14

Benchmark Descriptions		16

Financial Highlights		18

Statements of Assets and Liabilities		24

Statements of Operations		28

Statements of Changes in Net Assets		30

Notes to Financial Statements		93

Glossary		116

Approval of Investment Advisory Contract and Other Agreements		117

Distribution Information		122

Fund	Fund Summary	Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund	8	32

PIMCO RAE PLUS Fund	9	42

PIMCO RAE PLUS EMG Fund	10	53

PIMCO RAE PLUS International Fund	11	63

PIMCO RAE PLUS Small Fund	12	72

PIMCO RAE Worldwide Long/Short PLUS Fund	13	81

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

2	PIMCO FUNDAMENTAL INDEX FUNDS

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market

4	PIMCO FUNDAMENTAL INDEX FUNDS

uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	5

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and

6	PIMCO FUNDAMENTAL INDEX FUNDS

valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	7

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class - PFATX	Class A - PTFAX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	55.0%

Asset-Backed Securities	22.4%

Corporate Bonds & Notes	11.8%

Non-Agency Mortgage-Backed Securities	7.8%

U.S. Treasury Obligations	1.6%

U.S. Government Agencies	1.0%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/29/08)
PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class	1.38%	1.59%	(1.63)%	(0.38)%	2.00%
PIMCO RAE Fundamental Advantage PLUS Fund Class A	1.25%	1.24%	(2.04)%	(0.79)%	1.59%
PIMCO RAE Fundamental Advantage PLUS Fund Class A (adjusted)	(2.52)%	(2.58)%	(2.78)%	(1.17)%	1.33%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	0.95%	0.97%
Lipper Alternative Equity Market Neutral Funds Average	(1.83)%	1.77%	1.31%	1.84%	2.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.90% for the Institutional Class shares, and 1.30% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental Advantage PLUS Fund seeks maximum total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposure to a portfolio of stocks (“RAE US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy. The RAE US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund’s strategy of maintaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE US Large Model Portfolio over the S&P 500. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns relative to the S&P 500 Index. Highlights of the drivers of performance include the following:

»	Overweight exposure to, and security selection in, the health care sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark index.

»	Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark index.

»	Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark index.

»	Security selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy detracted from returns. Highlights of the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of investment grade corporate credit detracted from returns, as spreads widened.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE PLUS Fund

Institutional Class - PXTIX	Class A - PIXAX
I-2 - PIXPX	Class C - PIXCX
I-3 - PXTNX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	49.5%

Asset-Backed Securities	24.6%

Corporate Bonds & Notes	12.0%

Non-Agency Mortgage-Backed Securities	9.0%

U.S. Government Agencies	2.2%

U.S. Treasury Obligations	2.0%

Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE PLUS Fund Institutional Class	(19.46)%	(14.00)%	5.92%	9.86%	9.82%
PIMCO RAE PLUS Fund I-2	(19.62)%	(14.24)%	5.76%	9.72%	9.70%
PIMCO RAE PLUS Fund I-3	(19.53)%	(14.28)%	5.76%	9.69%	9.66%
PIMCO RAE PLUS Fund Class A	(19.64)%	(14.52)%	5.48%	9.41%	9.38%
PIMCO RAE PLUS Fund Class A (adjusted)	(22.66)%	(17.72)%	4.68%	8.99%	9.14%
PIMCO RAE PLUS Fund Class C	(19.93)%	(15.09)%	4.70%	8.59%	8.58%
PIMCO RAE PLUS Fund Class C (adjusted)	(20.71)%	(15.88)%	4.70%	8.59%	8.58%
Russell 1000® Value Index	(17.14)%	(11.36)%	5.29%	9.17%	6.84%
S&P 500 Index	(15.47)%	(15.47)%	9.24%	11.70%	8.76%
Lipper Large-Cap Value Funds Average	(16.81)%	(10.65)%	5.98%	9.20%	7.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.80% for the Institutional Class shares, 0.90% for I-2 shares, 1.00% for I-3 shares, 1.20% for Class A shares, and 1.95% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE PLUS Fund seeks total return which exceeds that of its benchmark, the Russell 1000® Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE US Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE U.S. Large Model Portfolio contributed to returns relative to the Russell 1000 Value Index. Highlights of the drivers of performance include the following:

»	Overweight exposure to, and security selection in, the health care sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark index.

»	Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark index.

»	Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy detracted from returns. Highlights of the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of investment grade corporate credit detracted from returns, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	9

PIMCO RAE PLUS EMG Fund

Institutional Class - PEFIX	Class A - PEFFX
I-2 - PEFPX	Class C - PEFCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	59.4%

Asset-Backed Securities	20.5%

Non-Agency Mortgage-Backed Securities	15.8%

Corporate Bonds & Notes	2.4%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/26/08)
PIMCO RAE PLUS EMG Fund Institutional Class	(22.16)%	(27.31)%	(0.55)%	1.71%	8.89%
PIMCO RAE PLUS EMG Fund I-2	(22.15)%	(27.30)%	(0.66)%	1.61%	8.77%
PIMCO RAE PLUS EMG Fund Class A	(22.25)%	(27.58)%	(0.96)%	1.31%	8.46%
PIMCO RAE PLUS EMG Fund Class A (adjusted)	(25.20)%	(30.31)%	(1.70)%	0.92%	8.16%
PIMCO RAE PLUS EMG Fund Class C	(22.62)%	(28.23)%	(1.70)%	0.53%	7.64%
PIMCO RAE PLUS EMG Fund Class C (adjusted)	(23.40)%	(28.84)%	(1.70)%	0.53%	7.64%
MSCI Emerging Markets Value Index	(20.60)%	(23.63)%	(2.13)%	(0.41)%	5.35%
MSCI Emerging Markets Index	(21.70)%	(28.11)%	(1.81)%	1.05%	6.46%
Lipper Emerging Market Funds Average	(21.24)%	(30.81)%	(2.56)%	0.52%	5.89%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 1.12% for the Institutional Class shares, 1.22% for I-2 shares, 1.52% for Class A shares, and 2.27% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE PLUS EMG Fund seeks total return which exceeds that of its benchmark, the MSCI Emerging Markets Value Index (Net Dividends in USD), under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»

The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns relative to the MSCI Emerging Markets Value Index. Highlights of the drivers of performance include the following:

»

Underweight exposure to, and security selection in, the information technology sector contributed to relative returns, as the sector underperformed the benchmark index and the Fund’s holdings outperformed the benchmark index.

»	Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Security selection in the communication services sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and security selection in, the materials sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy detracted from returns. Highlights about the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of non-agency mortgage-backed securities detracted from returns, as spreads widened.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE PLUS International Fund

Institutional Class - PTSIX	Class A - PTSOX
I-2 - PTIPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	54.3%

Asset-Backed Securities	23.3%

Non-Agency Mortgage-Backed Securities	17.9%

Corporate Bonds & Notes	2.2%

U.S. Treasury Obligations	1.1%

U.S. Government Agencies	1.1%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/11)
PIMCO RAE PLUS International Fund Institutional Class	(23.57)%	(25.44)%	(2.89)%	3.14%	4.57%
PIMCO RAE PLUS International Fund I-2	(23.51)%	(25.41)%	(3.02)%	3.02%	4.46%
PIMCO RAE PLUS International Fund Class A	(23.63)%	(25.65)%	(3.23)%	2.77%	4.20%
PIMCO RAE PLUS International Fund Class A (adjusted)	(26.52)%	(28.45)%	(3.96)%	2.38%	3.84%
MSCI EAFE Value Index	(21.35)%	(20.16)%	(2.74)%	2.39%	3.28%
MSCI EAFE Index	(22.51)%	(25.13)%	(0.84)%	3.67%	4.54%
Lipper International Multi-Cap Value Funds Average	(21.48)%	(22.97)%	(2.66)%	2.44%	3.37%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.84% for the Institutional Class shares, 0.94% for I-2 shares and 1.19% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE PLUS International Fund seeks total return which exceeds that of its benchmark, the MSCI EAFE Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE International Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE International Model Portfolio contributed to returns relative to the MSCI EAFE Value Index. Highlights of the drivers of performance include the following:

»	Security selection in the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»

Underweight exposure to, and security selection in, the financials sector contributed to relative returns, as the sector underperformed the benchmark index and the Fund’s holdings outperformed the benchmark index.

»	Security selection in the communication services sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	Security selection in the consumer staples sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy detracted from returns. Highlights of the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of non-agency mortgage-backed securities detracted from returns, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	11

PIMCO RAE PLUS Small Fund

Institutional Class - PCFIX	Class A - PCFAX
I-2 - PCCPX	Class C - PCFEX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	40.6%

Asset-Backed Securities	30.2%

Non-Agency Mortgage-Backed Securities	20.3%

Corporate Bonds & Notes	7.3%

U.S. Government Agencies	1.3%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/11)
PIMCO RAE PLUS Small Fund Institutional Class	(24.34)%	(20.61)%	5.70%	10.31%	12.79%
PIMCO RAE PLUS Small Fund I-2	(24.39)%	(20.67)%	5.60%	10.20%	12.68%
PIMCO RAE PLUS Small Fund Class A	(24.52)%	(20.94)%	5.31%	9.91%	12.38%
PIMCO RAE PLUS Small Fund Class A (adjusted)	(27.37)%	(23.94)%	4.51%	9.49%	11.99%
PIMCO RAE PLUS Small Fund Class C	(24.84)%	(21.52)%	4.54%	9.10%	11.55%
PIMCO RAE PLUS Small Fund Class C (adjusted)	(25.57)%	(21.79)%	4.54%	9.10%	11.55%
Russell 2000® Value Index	(19.18)%	(17.69)%	2.87%	7.94%	9.98%
Russell 2000® Index	(19.01)%	(23.50)%	3.55%	8.55%	10.49%
Lipper Small-Cap Value Funds Average	(17.71)%	(13.86)%	3.44%	7.84%	9.87%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.85% for the Institutional Class shares, 0.95% for I-2 shares, 1.20% for Class A shares and 1.95% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE PLUS Small Fund seeks total return which exceeds that of its benchmark, the Russell 2000® Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Small Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns relative to the Russell 2000 Value Index. Highlights of the drivers of performance include the following:

»	Security selection in the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»

Underweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector underperformed the benchmark index and the Fund’s holdings outperformed the benchmark index.

»

Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and security selection in, the real estate sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy detracted from returns. Highlights of the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of non-agency mortgage-backed securities detracted from returns, as spreads widened.

12	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class - PWLIX	Class A - PWLBX
I-2 - PWLMX	Class C - PWLEX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	50.3%

Asset-Backed Securities	20.2%

Corporate Bonds & Notes	16.9%

Non-Agency Mortgage-Backed Securities	8.6%

U.S. Treasury Obligations	1.8%

U.S. Government Agencies	1.6%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	Fund Inception (12/04/14)
PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class	(5.50)%	(0.87)%	2.26%	2.99%
PIMCO RAE Worldwide Long/Short PLUS Fund I-2	(5.68)%	(0.98)%	2.16%	2.89%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A	(5.80)%	(1.22)%	1.85%	2.57%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A (adjusted)	(10.94)%	(6.63)%	0.71%	1.83%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C	(6.13)%	(2.05)%	1.09%	1.81%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C (adjusted)	(7.04)%	(2.92)%	1.09%	1.81%
ICE BofA SOFR Overnight Rate Index**	0.71%	0.74%	—	—
3 Month USD LIBOR	0.82%	0.91%	1.41%	1.13%	♦
Lipper Alternative Long/Short Equity Funds Funds Average	(9.62)%	(6.37)%	3.19%	3.12%	♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

♦ Average cumulative total return since 11/30/2014.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 1.20% for the Institutional Class shares, 1.30% for I-2 shares, 1.60% for Class A shares, and 2.35% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Worldwide Long/Short PLUS Fund seeks long-term capital appreciation, consistent with prudent investment management, under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complementing this equity exposure with absolute return bond alpha strategy. The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s net long exposure to regional RAE low volatility strategies detracted from returns. Highlights of the drivers of performance include the following:

»	Net long exposure to regional RAE low volatility strategies detracted from performance, as the underlying equity exposure of regional RAE low volatility strategies declined.

»	Hedging non-U.S. currency risk in the fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most major currencies.

»	The Fund’s bond alpha strategy detracted from returns. Highlights of the drivers of performance include the following:

»	Short exposure to long-end U.K. interest rates contributed to performance, as interest rates rose.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Holdings of investment grade corporate credit detracted from returns, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$1,013.80	$5.05	$1,000.00	$1,020.32	$5.07	0.99%
Class A	1,000.00	1,012.50	7.09	1,000.00	1,018.30	7.11	1.39

PIMCO RAE PLUS Fund
Institutional Class	$1,000.00	$805.40	$3.75	$1,000.00	$1,021.19	$4.20	0.82%
I-2	1,000.00	803.80	4.21	1,000.00	1,020.68	4.71	0.92
I-3	1,000.00	804.70	4.44	1,000.00	1,020.43	4.97	0.97
Class A	1,000.00	803.60	5.58	1,000.00	1,019.16	6.24	1.22
Class C	1,000.00	800.70	8.99	1,000.00	1,015.36	10.06	1.97

PIMCO RAE PLUS EMG Fund
Institutional Class	$1,000.00	$778.40	$5.14	$1,000.00	$1,019.56	$5.83	1.14%
I-2	1,000.00	778.50	5.59	1,000.00	1,019.06	6.34	1.24
Class A	1,000.00	777.50	6.94	1,000.00	1,017.54	7.87	1.54
Class C	1,000.00	773.80	10.29	1,000.00	1,013.74	11.69	2.29

PIMCO RAE PLUS International Fund
Institutional Class	$1,000.00	$764.30	$3.80	$1,000.00	$1,021.03	$4.35	0.85%
I-2	1,000.00	764.90	4.25	1,000.00	1,020.53	4.86	0.95
Class A	1,000.00	763.70	5.36	1,000.00	1,019.26	6.14	1.20

14	PIMCO FUNDAMENTAL INDEX FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO RAE PLUS Small Fund
Institutional Class	$1,000.00	$756.60	$3.96	$1,000.00	$1,020.83	$4.56	0.89%
I-2	1,000.00	756.10	4.41	1,000.00	1,020.32	5.07	0.99
Class A	1,000.00	754.80	5.51	1,000.00	1,019.06	6.34	1.24
Class C	1,000.00	751.60	8.83	1,000.00	1,015.26	10.16	1.99

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class	$1,000.00	$945.00	$6.16	$1,000.00	$1,019.01	$6.40	1.25%
I-2	1,000.00	943.20	6.65	1,000.00	1,018.50	6.91	1.35
Class A	1,000.00	942.00	8.12	1,000.00	1,016.98	8.43	1.65
Class C	1,000.00	938.70	11.79	1,000.00	1,013.18	12.24	2.40

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	15

Benchmark Descriptions

Index*	Benchmark Description

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of shortterm money (3 months) in England’s Eurodollar market.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

MSCI EAFE Value Index	The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI Emerging Markets Value Index	The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across a group of emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of large and midcapitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

* It is not possible to invest directly in an unmanaged index.

16	PIMCO FUNDAMENTAL INDEX FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	17

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

04/01/2022 - 09/30/2022+	$8.56	$0.07	$0.05	$0.12	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)

03/31/2021	8.58	0.06	0.93	0.99	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.84	0.21	(1.47)	(1.26)	0.00	0.00	0.00	0.00

03/31/2019	10.12	0.20	(0.42)	(0.22)	(0.06)	0.00	0.00	(0.06)

03/31/2018	10.24	0.18	(0.19)	(0.01)	(0.11)	0.00	0.00	(0.11)
Class A

04/01/2022 - 09/30/2022+	8.28	0.05	0.06	0.11	(0.14)	0.00	0.00	(0.14)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

03/31/2021	8.35	0.04	0.88	0.92	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.61	0.18	(1.44)	(1.26)	0.00	0.00	0.00	0.00

03/31/2019	9.89	0.16	(0.41)	(0.25)	(0.03)	0.00	0.00	(0.03)

03/31/2018	10.02	0.14	(0.19)	(0.05)	(0.08)	0.00	0.00	(0.08)

PIMCO RAE PLUS Fund
Institutional Class

04/01/2022 - 09/30/2022+	$6.75	$0.07	$(1.37)	$(1.30)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2022	6.95	0.09	0.57	0.66	(0.86)	0.00	0.00	(0.86)

03/31/2021	4.64	0.10	3.24	3.34	(1.03)	0.00	0.00	(1.03)

03/31/2020	7.00	0.18	(1.44)	(1.26)	(0.18)	(0.91)	(0.01)	(1.10)

03/31/2019	7.50	0.17	0.14	0.31	(0.10)	(0.71)	0.00	(0.81)

03/31/2018	7.28	0.12	0.73	0.85	(0.50)	(0.13)	0.00	(0.63)
I-2

04/01/2022 - 09/30/2022+	6.66	0.06	(1.35)	(1.29)	(0.13)	0.00	0.00	(0.13)

03/31/2022	6.87	0.09	0.55	0.64	(0.85)	0.00	0.00	(0.85)

03/31/2021	4.60	0.10	3.19	3.29	(1.02)	0.00	0.00	(1.02)

03/31/2020	6.95	0.17	(1.43)	(1.26)	(0.17)	(0.91)	(0.01)	(1.09)

03/31/2019	7.45	0.16	0.14	0.30	(0.09)	(0.71)	0.00	(0.80)

03/31/2018	7.23	0.11	0.73	0.84	(0.49)	(0.13)	0.00	(0.62)
I-3

04/01/2022 - 09/30/2022+	6.64	0.06	(1.34)	(1.28)	(0.13)	0.00	0.00	(0.13)

03/31/2022	6.86	0.08	0.55	0.63	(0.85)	0.00	0.00	(0.85)

03/31/2021	4.59	0.10	3.19	3.29	(1.02)	0.00	0.00	(1.02)

03/31/2020	6.94	0.16	(1.42)	(1.26)	(0.17)	(0.91)	(0.01)	(1.09)

04/27/2018 - 03/31/2019	7.59	0.14	0.02	0.16	(0.10)	(0.71)	0.00	(0.81)
Class A

04/01/2022 - 09/30/2022+	6.17	0.05	(1.25)	(1.20)	(0.12)	0.00	0.00	(0.12)

03/31/2022	6.43	0.06	0.52	0.58	(0.84)	0.00	0.00	(0.84)

03/31/2021	4.35	0.08	3.01	3.09	(1.01)	0.00	0.00	(1.01)

03/31/2020	6.63	0.14	(1.35)	(1.21)	(0.15)	(0.91)	(0.01)	(1.07)

03/31/2019	7.15	0.13	0.14	0.27	(0.08)	(0.71)	0.00	(0.79)

03/31/2018	6.96	0.09	0.70	0.79	(0.47)	(0.13)	0.00	(0.60)
Class C

04/01/2022 - 09/30/2022+	5.29	0.02	(1.06)	(1.04)	(0.11)	0.00	0.00	(0.11)

03/31/2022	5.63	0.01	0.45	0.46	(0.80)	0.00	0.00	(0.80)

03/31/2021	3.89	0.03	2.68	2.71	(0.97)	0.00	0.00	(0.97)

03/31/2020	6.04	0.08	(1.20)	(1.12)	(0.11)	(0.91)	(0.01)	(1.03)

03/31/2019	6.61	0.07	0.12	0.19	(0.05)	(0.71)	0.00	(0.76)

03/31/2018	6.48	0.03	0.66	0.69	(0.43)	(0.13)	0.00	(0.56)

PIMCO RAE PLUS EMG Fund
Institutional Class

04/01/2022 - 09/30/2022+	$7.31	$0.07	$(1.69)	$(1.62)	$0.00	$0.00	$0.00	$0.00

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.81	0.14	5.35	5.49	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.21	(3.30)	(3.09)	0.00	0.00	(0.04)	(0.04)

03/31/2019	11.33	0.18	(1.28)	(1.10)	(0.29)	0.00	0.00	(0.29)

03/31/2018	10.35	0.16	1.77	1.93	(0.95)	0.00	0.00	(0.95)

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.53	1.38%	$613,144	0.99	%*	0.99	%*	0.89	%*	0.89	%*	1.56	%*	90%

8.56	(5.44)	665,443	0.90		0.90		0.89		0.89		0.73		112

9.51	11.60	1,075,166	0.91		0.91		0.89		0.89		0.69		355

8.58	(12.80)	1,591,563	0.96		0.96		0.89		0.89		2.21		455

9.84	(2.23)	1,591,337	0.98		0.98		0.89		0.89		2.04		408

10.12	(0.07)	1,450,180	0.96		0.96		0.89		0.89		1.80		137

8.25	1.25	12,520	1.39	*	1.39	*	1.29	*	1.29	*	1.17	*	90

8.28	(5.85)	12,280	1.30		1.30		1.29		1.29		0.32		112

9.23	11.05	10,355	1.31		1.31		1.29		1.29		0.44		355

8.35	(13.11)	4,987	1.36		1.36		1.29		1.29		1.90		455

9.61	(2.58)	9,366	1.38		1.38		1.29		1.29		1.63		408

9.89	(0.51)	12,585	1.36		1.36		1.29		1.29		1.47		137

$5.32	(19.46)%	$297,402	0.82	%*	0.82	%*	0.79	%*	0.79	%*	2.12	%*	84%

6.75	9.93	453,630	0.80		0.80		0.79		0.79		1.31		120

6.95	75.31	695,032	0.80		0.80		0.79		0.79		1.71		271

4.64	(22.56)	291,485	0.87		0.87		0.79		0.79		2.58		441

7.00	4.65	491,771	0.93		0.93		0.79		0.79		2.24		399

7.50	11.89	456,567	0.85		0.85		0.79		0.79		1.64		150

5.24	(19.62)	200,293	0.92	*	0.92	*	0.89	*	0.89	*	2.04	*	84

6.66	9.83	288,189	0.90		0.90		0.89		0.89		1.25		120

6.87	74.92	293,626	0.90		0.90		0.89		0.89		1.64		271

4.60	(22.63)	202,721	0.97		0.97		0.89		0.89		2.46		441

6.95	4.64	296,026	1.03		1.03		0.89		0.89		2.14		399

7.45	11.88	261,970	0.95		0.95		0.89		0.89		1.54		150

5.23	(19.53)	7,864	0.97	*	1.02	*	0.94	*	0.99	*	2.06	*	84

6.64	9.66	8,445	0.95		1.00		0.94		0.99		1.23		120

6.86	75.06	6,529	0.95		1.00		0.94		0.99		1.61		271

4.59	(22.67)	3,142	1.02		1.07		0.94		0.99		2.33		441

6.94	2.68	1,890	1.08	*	1.13	*	0.94	*	0.99	*	2.11	*	399

4.85	(19.64)	407,878	1.22	*	1.22	*	1.19	*	1.19	*	1.76	*	84

6.17	9.44	532,609	1.20		1.20		1.19		1.19		0.95		120

6.43	74.44	508,605	1.20		1.20		1.19		1.19		1.34		271

4.35	(22.88)	367,647	1.27		1.27		1.19		1.19		2.17		441

6.63	4.34	649,864	1.33		1.33		1.19		1.19		1.84		399

7.15	11.60	692,730	1.25		1.25		1.19		1.19		1.26		150

4.14	(19.93)	59,868	1.97	*	1.97	*	1.94	*	1.94	*	0.98	*	84

5.29	8.63	94,548	1.95		1.95		1.94		1.94		0.18		120

5.63	73.29	131,664	1.95		1.95		1.94		1.94		0.61		271

3.89	(23.52)	154,295	2.02		2.02		1.94		1.94		1.43		441

6.04	3.53	281,900	2.08		2.08		1.94		1.94		1.09		399

6.61	10.81	317,393	2.00		2.00		1.94		1.94		0.49		150

$5.69	(22.16)%	$168,524	1.14	%*	1.14	%*	1.10	%*	1.10	%*	2.27	%*	244%

7.31	0.27	170,539	1.12		1.12		1.10		1.10		1.18		137

10.27	84.08	936,800	1.17	(e)	1.17	(e)	1.13	(e)	1.13	(e)	1.66		331

6.81	(31.23)	1,759,028	1.36		1.36		1.15		1.15		2.18		420

9.94	(9.71)	3,110,824	1.25		1.25		1.15		1.15		1.82		339

11.33	19.48	2,496,352	1.18		1.18		1.15		1.15		1.46		87

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS EMG Fund (Cont.)
I-2

04/01/2022 - 09/30/2022+	$7.27	$0.06	$(1.67)	$(1.61)	$0.00	$0.00	$0.00	$0.00

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.80	0.13	5.35	5.48	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.20	(3.30)	(3.10)	0.00	0.00	(0.04)	(0.04)

03/31/2019	11.31	0.18	(1.28)	(1.10)	(0.27)	0.00	0.00	(0.27)

03/31/2018	10.33	0.15	1.76	1.91	(0.93)	0.00	0.00	(0.93)
Class A

04/01/2022 - 09/30/2022+	7.10	0.06	(1.64)	(1.58)	0.00	0.00	0.00	0.00

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)

03/31/2021	6.72	0.10	5.25	5.35	(2.00)	0.00	0.00	(2.00)

03/31/2020	9.81	0.17	(3.26)	(3.09)	0.00	0.00	(0.00)	0.00

03/31/2019	11.18	0.14	(1.26)	(1.12)	(0.25)	0.00	0.00	(0.25)

03/31/2018	10.23	0.12	1.74	1.86	(0.91)	0.00	0.00	(0.91)
Class C

04/01/2022 - 09/30/2022+	6.63	0.03	(1.53)	(1.50)	0.00	0.00	0.00	0.00

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

03/31/2021	6.46	0.04	5.05	5.09	(1.94)	0.00	(0.00)	(1.94)

03/31/2020	9.50	0.10	(3.14)	(3.04)	0.00	0.00	0.00	0.00

03/31/2019	10.87	0.07	(1.24)	(1.17)	(0.20)	0.00	0.00	(0.20)

03/31/2018	9.98	0.03	1.71	1.74	(0.85)	0.00	0.00	(0.85)

PIMCO RAE PLUS International Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.93	$0.13	$(2.68)	$(2.55)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2022~	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)

03/31/2021~	25.50	0.30	14.90	15.20	(6.35)	0.00	0.00	(6.35)

03/31/2020~	35.45	0.90	(9.85)	(8.95)	(1.00)	0.00	0.00	(1.00)

03/31/2019~	48.15	1.25	(4.85)	(3.60)	(9.10)	0.00	0.00	(9.10)

03/31/2018~	45.20	0.85	6.75	7.60	(4.65)	0.00	0.00	(4.65)
I-2

04/01/2022 - 09/30/2022+	10.67	0.13	(2.62)	(2.49)	(0.10)	0.00	0.00	(0.10)

03/31/2022~	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)

03/31/2021~	25.40	0.35	14.70	15.05	(6.35)	0.00	0.00	(6.35)

03/31/2020~	35.40	0.90	(9.95)	(9.05)	(0.95)	0.00	0.00	(0.95)

03/31/2019~	48.10	1.25	(4.85)	(3.60)	(9.10)	0.00	0.00	(9.10)

03/31/2018~	45.15	0.85	6.70	7.55	(4.60)	0.00	0.00	(4.60)
Class A

04/01/2022 - 09/30/2022+	10.67	0.11	(2.63)	(2.52)	(0.08)	0.00	0.00	(0.08)

03/31/2022~	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

03/31/2021~	25.40	0.20	14.80	15.00	(6.25)	0.00	0.00	(6.25)

03/31/2020~	35.35	0.85	(9.90)	(9.05)	(0.90)	0.00	0.00	(0.90)

03/31/2019~	48.00	1.15	(4.80)	(3.65)	(9.00)	0.00	0.00	(9.00)

03/31/2018~	45.15	0.80	6.60	7.40	(4.55)	0.00	0.00	(4.55)

PIMCO RAE PLUS Small Fund
Institutional Class

04/01/2022 - 09/30/2022+	$16.37	$0.17	$(4.09)	$(3.92)	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2022~~	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)

03/31/2021~~	26.44	0.40	31.08	31.48	(11.92)	(2.24)	0.00	(14.16)

03/31/2020~~	41.64	0.88	(15.20)	(14.32)	(0.88)	0.00	0.00	(0.88)

03/31/2019~~	46.44	0.92	(1.16)	(0.24)	(1.52)	(3.04)	0.00	(4.56)

03/31/2018~~	46.40	0.80	3.92	4.72	(1.96)	(2.72)	0.00	(4.68)
I-2

04/01/2022 - 09/30/2022+	16.08	0.16	(4.02)	(3.86)	(0.37)	0.00	0.00	(0.37)

03/31/2022~~	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)

03/31/2021~~	26.36	0.40	30.92	31.32	(11.92)	(2.24)	0.00	(14.16)

03/31/2020~~	41.52	0.84	(15.12)	(14.28)	(0.88)	0.00	0.00	(0.88)

03/31/2019~~	46.32	0.88	(1.16)	(0.28)	(1.48)	(3.04)	0.00	(4.52)

03/31/2018~~	46.28	0.72	3.96	4.68	(1.92)	(2.72)	0.00	(4.64)

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.66	(22.15)%	$6,133	1.24	%*	1.24	%*	1.20	%*	1.20	%*	1.95	%*	244%

7.27	0.04	18,428	1.22		1.22		1.20		1.20		1.28		137

10.25	84.04	24,161	1.27	(e)	1.27	(e)	1.23	(e)	1.23	(e)	1.41		331

6.80	(31.36)	6,064	1.46		1.46		1.25		1.25		2.04		420

9.94	(9.69)	21,706	1.35		1.35		1.25		1.25		1.72		339

11.31	19.30	53,041	1.28		1.28		1.25		1.25		1.39		87

5.52	(22.25)	8,717	1.54	*	1.54	*	1.50	*	1.50	*	1.80	*	244

7.10	(0.16)	10,770	1.52		1.52		1.50		1.50		0.96		137

10.07	83.06	12,242	1.57	(e)	1.57	(e)	1.53	(e)	1.53	(e)	1.10		331

6.72	(31.50)	7,351	1.76		1.76		1.55		1.55		1.78		420

9.81	(10.02)	17,935	1.65		1.65		1.55		1.55		1.42		339

11.18	18.97	25,707	1.58		1.58		1.55		1.55		1.10		87

5.13	(22.62)	669	2.29	*	2.29	*	2.25	*	2.25	*	0.98	*	244

6.63	(0.96)	1,110	2.27		2.27		2.25		2.25		0.28		137

9.61	82.02	1,540	2.32	(e)	2.32	(e)	2.28	(e)	2.28	(e)	0.46		331

6.46	(32.00)	1,326	2.51		2.51		2.30		2.30		1.06		420

9.50	(10.77)	3,331	2.40		2.40		2.30		2.30		0.67		339

10.87	18.13	4,657	2.33		2.33		2.30		2.30		0.31		87

$8.28	(23.47)%	$137,880	0.85	%*	0.85	%*	0.82	%*	0.82	%*	2.72	%*	64%

10.93	(0.61)	130,866	0.84		0.84		0.83		0.83		1.25		39

34.35	62.21	1,163,251	0.83		0.83		0.82		0.82		0.92		457

25.50	(26.10)	702,304	0.87		0.87		0.82		0.82		2.61		462

35.45	(7.10)	380,912	1.09		1.09		0.83		0.83		3.10		366

48.15	16.94	557,862	0.94		0.94		0.82		0.82		1.77		144

8.08	(23.51)	489	0.95	*	0.95	*	0.92	*	0.92	*	2.60	*	64

10.67	(0.62)	502	0.94		0.94		0.93		0.93		1.52		39

34.10	61.72	493	0.93		0.93		0.92		0.92		1.13		457

25.40	(26.35)	283	0.97		0.97		0.92		0.92		2.58		462

35.40	(7.18)	4,720	1.19		1.19		0.93		0.93		3.06		366

48.10	16.88	3,958	1.04		1.04		0.92		0.92		1.71		144

8.07	(23.70)	3,594	1.20	*	1.20	*	1.17	*	1.17	*	2.33	*	64

10.67	(0.98)	4,664	1.19		1.19		1.18		1.18		1.32		39

34.15	61.55	5,474	1.18		1.18		1.17		1.17		0.60		457

25.40	(26.39)	4,740	1.22		1.22		1.17		1.17		2.36		462

35.35	(7.31)	9,292	1.44		1.44		1.18		1.18		2.85		366

48.00	16.44	9,481	1.29		1.29		1.17		1.17		1.65		144

$12.07	(24.34)%	$93,408	0.89	%*	0.89	%*	0.84	%*	0.84	%*	2.38	%*	95%

16.37	13.79	154,994	0.85		0.85		0.84		0.84		1.28		96

43.76	131.16	683,013	0.86		0.86		0.84		0.84		1.14		338

26.44	(35.18)	206,844	0.93		0.93		0.84		0.84		2.19		468

41.64	(0.37)	137,253	0.92		0.92		0.84		0.84		1.99		405

46.44	10.35	81,039	0.89		0.89		0.84		0.84		1.66		141

11.85	(24.39)	14,677	0.99	*	0.99	*	0.94	*	0.94	*	2.22	*	95

16.08	13.72	26,641	0.95		0.95		0.94		0.94		1.46		96

43.52	130.85	18,798	0.96		0.96		0.94		0.94		1.00		338

26.36	(35.23)	3,631	1.03		1.03		0.94		0.94		2.09		468

41.52	(0.46)	5,079	1.02		1.02		0.94		0.94		1.91		405

46.32	10.26	2,938	0.99		0.99		0.94		0.94		1.54		141

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Small Fund (Cont.)
Class A

04/01/2022 - 09/30/2022+	$15.55	$0.14	$(3.89)	$(3.75)	$(0.36)	$0.00	$0.00	$(0.36)

03/31/2022~~	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)

03/31/2021~~	26.20	0.28	30.64	30.92	(11.80)	(2.24)	0.00	(14.04)

03/31/2020~~	41.24	0.76	(15.04)	(14.28)	(0.76)	0.00	0.00	(0.76)

03/31/2019~~	46.04	0.76	(1.12)	(0.36)	(1.40)	(3.04)	0.00	(4.44)

03/31/2018~~	46.08	0.64	3.88	4.52	(1.84)	(2.72)	0.00	(4.56)
Class C

04/01/2022 - 09/30/2022+	13.87	0.08	(3.45)	(3.37)	(0.33)	0.00	0.00	(0.33)

03/31/2022~~	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

03/31/2021~~	25.60	0.00	29.92	29.92	(11.60)	(2.24)	0.00	(13.84)

03/31/2020~~	40.44	0.44	(14.72)	(14.28)	(0.56)	0.00	0.00	(0.56)

03/31/2019~~	45.28	0.40	(1.12)	(0.72)	(1.08)	(3.04)	0.00	(4.12)

03/31/2018~~	45.36	0.24	3.88	4.12	(1.48)	(2.72)	0.00	(4.20)

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

04/01/2022 - 09/30/2022+	$8.19	$0.06	$(0.50)	$(0.44)	$(0.34)	$0.00	$0.00	$(0.34)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.21	0.09	0.98	1.07	(0.74)	0.00	0.00	(0.74)

03/31/2020	10.23	0.21	(1.64)	(1.43)	(0.59)	0.00	0.00	(0.59)

03/31/2019	9.51	0.17	0.68	0.85	(0.13)	0.00	0.00	(0.13)

03/31/2018	10.02	0.16	0.39	0.55	(1.06)	0.00	0.00	(1.06)
I-2

04/01/2022 - 09/30/2022+	8.19	0.06	(0.51)	(0.45)	(0.33)	0.00	0.00	(0.33)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.20	0.09	0.99	1.08	(0.73)	0.00	0.00	(0.73)

08/23/2019 - 03/31/2020	9.95	0.09	(1.43)	(1.34)	(0.41)	0.00	0.00	(0.41)
Class A

04/01/2022 - 09/30/2022+	8.15	0.05	(0.50)	(0.45)	(0.33)	0.00	0.00	(0.33)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)

03/31/2021	8.18	0.06	0.98	1.04	(0.71)	0.00	0.00	(0.71)

08/23/2019 - 03/31/2020	9.95	0.08	(1.44)	(1.36)	(0.41)	0.00	0.00	(0.41)
Class C

04/01/2022 - 09/30/2022+	8.17	0.01	(0.49)	(0.48)	(0.30)	0.00	0.00	(0.30)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

03/31/2021	8.18	0.00	0.98	0.98	(0.63)	0.00	0.00	(0.63)

08/23/2019 - 03/31/2020	9.95	0.03	(1.43)	(1.40)	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	A one for five reverse share split, effective March 25, 2022, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
~~	A one for four reverse share split, effective March 25, 2022, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.80%.

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.44	(24.52)%	$19,705	1.24	%*	1.24	%*	1.19	%*	1.19	%*	2.04	%*	95%

15.55	13.41	28,003	1.20		1.20		1.19		1.19		1.17		96

43.08	130.09	18,414	1.21		1.21		1.19		1.19		0.75		338

26.20	(35.32)	7,440	1.28		1.28		1.19		1.19		1.85		468

41.24	(0.70)	15,655	1.27		1.27		1.19		1.19		1.66		405

46.04	9.90	10,296	1.24		1.24		1.19		1.19		1.34		141

10.17	(24.71)	3,627	1.99	*	1.99	*	1.94	*	1.94	*	1.38	*	95

13.87	12.50	3,599	1.95		1.95		1.94		1.94		0.41		96

41.68	128.64	2,943	1.96		1.96		1.94		1.94		(0.01)		338

25.60	(35.86)	1,635	2.03		2.03		1.94		1.94		1.13		468

40.44	(1.45)	3,581	2.02		2.02		1.94		1.94		0.91		405

45.28	9.20	2,713	1.99		1.99		1.94		1.94		0.55		141

$7.41	(5.62)%	$583,263	1.25	%*	1.25	%*	1.19	%*	1.19	%*	1.50	%*	105%

8.19	10.30	693,103	1.20		1.20		1.19		1.19		0.91		162

8.54	13.72	1,156,430	1.21		1.21		1.19		1.19		1.06		267

8.21	(14.91)	1,370,195	1.28		1.28		1.19		1.19		2.13		407

10.23	8.94	1,715,801	1.28		1.28		1.19		1.19		1.72		337

9.51	5.35	1,028,520	1.23		1.23		1.19		1.19		1.62		168

7.41	(5.68)	5,765	1.35	*	1.35	*	1.29	*	1.29	*	1.40	*	105

8.19	10.07	6,769	1.30		1.30		1.29		1.29		0.82		162

8.55	13.78	9,127	1.31		1.31		1.29		1.29		1.08		267

8.20	(14.21)	22,341	1.38	*	1.38	*	1.29	*	1.29	*	1.59	*	407

7.37	(5.80)	22,986	1.65	*	1.65	*	1.59	*	1.59	*	1.14	*	105

8.15	9.82	22,597	1.60		1.60		1.59		1.59		0.55		162

8.51	13.30	24,572	1.61		1.61		1.59		1.59		0.76		267

8.18	(14.38)	36,705	1.68	*	1.68	*	1.59	*	1.59	*	1.32	*	407

7.39	(6.13)	3,832	2.40	*	2.40	*	2.34	*	2.34	*	0.31	*	105

8.17	8.91	6,329	2.35		2.35		2.34		2.34		(0.26)		162

8.53	12.44	11,690	2.36		2.36		2.34		2.34		0.01		267

8.18	(14.68)	24,912	2.43	*	2.43	*	2.34	*	2.34	*	0.56	*	407

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Assets:

Investments, at value
Investments in securities*	$644,887	$1,114,091	$201,452	$154,934
Investments in Affiliates	31,170	44	8,805	86
Financial Derivative Instruments
Exchange-traded or centrally cleared	583	2,275	210	118
Over the counter	56,777	14,072	829	958
Cash	0	6	2	2
Deposits with counterparty	9,413	9,965	3,478	2,519
Foreign currency, at value	2,000	1,742	518	251
Receivable for investments sold	33,603	917	16	23
Receivable for TBA investments sold	24,775	52,054	26,300	92
Receivable for Fund shares sold	82	753	362	14
Interest and/or dividends receivable	1,424	2,637	305	239
Dividends receivable from Affiliates	71	0	20	0
Reimbursement receivable from PIMCO	0	1	0	0
Total Assets	804,785	1,198,557	242,297	159,236

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$429	$1,623	$273	$128
Over the counter	37,467	119,752	20,459	8,837
Payable for investments purchased	41,730	44,518	10,704	7,799
Payable for investments in Affiliates purchased	71	0	20	0
Payable for TBA investments purchased	25,138	53,279	26,550	98
Deposits from counterparty	73,720	1,779	0	290
Payable for Fund shares redeemed	41	3,255	43	2
Overdraft due to custodian	7	0	0	0
Accrued investment advisory fees	369	549	146	82
Accrued supervisory and administrative fees	146	341	57	36
Accrued distribution fees	0	44	0	0
Accrued servicing fees	3	112	2	1
Total Liabilities	179,121	225,252	58,254	17,273

Net Assets	$625,664	$973,305	$184,043	$141,963

Net Assets Consist of:

Paid in capital	$1,541,796	$1,143,703	$411,444	$130,837
Distributable earnings (accumulated loss)	(916,132)	(170,398)	(227,401)	11,126

Net Assets	$625,664	$973,305	$184,043	$141,963

Cost of investments in securities	$686,620	$1,164,584	$211,042	$158,235
Cost of investments in Affiliates	$31,587	$44	$8,947	$86
Cost of foreign currency held	$2,107	$1,877	$555	$275
Cost or premiums of financial derivative instruments, net	$2,594	$2,697	$122	$(87)

* Includes repurchase agreements of:	$163,883	$309,167	$52,635	$24,510

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$140,229	$622,477
145	45,013

207	1,284
1,029	24,073
0	3
2,610	10,396
490	1,573
24	213,921
6,117	61,309
757	25
269	1,646
0	102
0	0
151,877	981,822

$181	$594
10,491	12,250
2,201	250,857
0	102
6,225	62,601
970	38,839
213	45
35	0
92	533
43	146
3	3
6	6
20,460	365,976

$131,417	$615,846

$180,299	$814,955
(48,882)	(199,109)

$131,417	$615,846

$145,616	$672,752
$147	$45,692
$517	$2,126
$965	$76

$9,175	$172,816

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	25

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Net Assets:

Institutional Class	$613,144	$297,402	$168,524	$137,880
I-2	N/A	200,293	6,133	489
I-3	N/A	7,864	N/A	N/A
Class A	12,520	407,878	8,717	3,594
Class C	N/A	59,868	669	N/A

Shares Issued and Outstanding:

Institutional Class	71,875	55,927	29,611	16,662
I-2	N/A	38,193	1,084	61
I-3	N/A	1,504	N/A	N/A
Class A	1,518	84,106	1,579	445
Class C	N/A	14,469	130	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.53	$5.32	$5.69	$8.28
I-2	N/A	5.24	5.66	8.08
I-3	N/A	5.23	N/A	N/A
Class A	8.25	4.85	5.52	8.07

Class C	N/A	4.14	5.13	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$93,408	$583,263
14,677	5,765
N/A	N/A
19,705	22,986
3,627	3,832

7,741	78,723
1,238	778
N/A	N/A
1,722	3,119
357	518

$12.07	$7.41
11.85	7.41
N/A	N/A
11.44	7.37

10.17	7.39

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	27

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Investment Income:

Interest	$7,812	$19,196	$3,220	$2,777
Dividends from Investments in Affiliates	245	349	69	6
Total Income	8,057	19,545	3,289	2,783

Expenses:

Investment advisory fees	2,021	3,565	777	444
Supervisory and administrative fees	800	2,204	303	197
Distribution and/or servicing fees - Class A	17	605	12	6
Distribution and/or servicing fees - Class C	N/A	394	5	N/A
Trustee fees	1	3	0	0
Interest expense	326	194	39	24
Miscellaneous expense	1	3	0	1
Total Expenses	3,166	6,968	1,136	672
Waiver and/or Reimbursement by PIMCO	0	(2)	0	0
Net Expenses	3,166	6,966	1,136	672

Net Investment Income (Loss)	4,891	12,579	2,153	2,111

Net Realized Gain (Loss):

Investments in securities	(3,397)	(31,968)	(360)	194
Investments in Affiliates	(64)	(1,235)	0	(24)
Exchange-traded or centrally cleared financial derivative instruments	945	(1,955)	(3,032)	(1,578)
Over the counter financial derivative instruments	37,914	(79,086)	(16,509)	(38,241)
Short sales	695	1,058	222	323
Foreign currency	(835)	(1,190)	(168)	(235)

Net Realized Gain (Loss)	35,258	(114,376)	(19,847)	(39,561)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(30,576)	(47,919)	(6,038)	(5,141)
Investments in Affiliates	60	1,025	(9)	24
Exchange-traded or centrally cleared financial derivative instruments	2,358	16,900	1,642	590
Over the counter financial derivative instruments	7,594	(149,322)	(22,871)	506
Short sales	169	258	54	79
Foreign currency assets and liabilities	(188)	(480)	(64)	(40)

Net Change in Unrealized Appreciation (Depreciation)	(20,583)	(179,538)	(27,286)	(3,982)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,566	$(281,335)	$(44,980)	$(41,432)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$3,485	$8,462
1	337
3,486	8,799

630	3,010
291	827
31	30
19	25
0	1
50	190
0	2
1,021	4,085
0	0
1,021	4,085

2,465	4,714

(1,308)	(2,541)
0	0
(1,128)	3,323
(24,206)	10,722
172	746
(176)	(1,885)

(26,646)	10,365

(6,293)	(39,324)
0	(5)
715	5,741
(20,092)	(14,307)
42	182
(52)	(102)

(25,680)	(47,815)

$(49,861)	$(32,736)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	29

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,891	$5,724	$12,579	$18,131
Net realized gain (loss)	35,258	49,157	(114,376)	288,801
Net change in unrealized appreciation (depreciation)	(20,583)	(96,062)	(179,538)	(163,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,566	(41,181)	(281,335)	143,143

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(10,781)	(33,489)	(11,518)	(79,893)
I-2	N/A	N/A	(5,041)	(34,952)
I-3	N/A	N/A	(200)	(953)
Class A	(220)	(480)	(10,496)	(69,034)
Class C	N/A	N/A	(1,748)	(16,149)

Tax basis return of capital
Institutional Class	0	(1,413)	0	0
I-2	N/A	N/A	0	0
I-3	N/A	N/A	0	0
Class A	0	(20)	0	0
Class C	N/A	N/A	0	0

Total Distributions(a)	(11,001)	(35,402)	(29,003)	(200,981)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(60,624)	(331,215)	(93,778)	(200,197)

Total Increase (Decrease) in Net Assets	(52,059)	(407,798)	(404,116)	(258,035)

Net Assets:

Beginning of period	677,723	1,085,521	1,377,421	1,635,456
End of period	$625,664	$677,723	$973,305	$1,377,421

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS International Fund		PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund

Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$2,153	$5,883	$2,111	$7,834	$2,465	$5,394	$4,714	$8,777
(19,847)	185,051	(39,561)	269,446	(26,646)	326,727	10,365	133,516
(27,286)	(126,074)	(3,982)	(247,466)	(25,680)	(249,312)	(47,815)	(41,451)

(44,980)	64,860	(41,432)	29,814	(49,861)	82,809	(32,736)	100,842

0	(133,650)	(1,582)	(178,060)	(4,558)	(206,957)	(24,524)	(119,843)
0	(6,032)	(5)	(526)	(506)	(26,814)	(306)	(1,059)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	(4,339)	(38)	(4,116)	(632)	(29,986)	(990)	(3,036)
0	(481)	0	0	(103)	(3,795)	(180)	(1,064)

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	(144,502)	(1,625)	(182,702)	(5,799)	(267,552)	(26,000)	(125,002)

28,176	(694,254)	48,988	(880,298)	(26,160)	(325,188)	(54,216)	(448,861)

(16,804)	(773,896)	5,931	(1,033,186)	(81,820)	(509,931)	(112,952)	(473,021)

200,847	974,743	136,032	1,169,218	213,237	723,168	728,798	1,201,819
$184,043	$200,847	$141,963	$136,032	$131,417	$213,237	$615,846	$728,798

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	31

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.1%

CORPORATE BONDS & NOTES 12.7%

BANKING & FINANCE 8.0%

ABN AMRO Bank NV
4.750% due 07/28/2025		$100	$96

AerCap Ireland Capital DAC
3.000% due 10/29/2028		300	241
3.300% due 01/30/2032		300	226

American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,249
3.800% due 08/15/2029		$881	774

Aviation Capital Group LLC
5.500% due 12/15/2024		400	388

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		10	8

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(g)(h)	EUR	400	359

Bank of America Corp.
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		$800	796

Barclays PLC
4.337% due 01/10/2028		200	178
4.375% due 03/15/2028 •(g)(h)		700	433
4.972% due 05/16/2029 •		200	180
5.088% due 06/20/2030 •		200	174
5.200% due 05/12/2026		200	190
5.875% due 09/15/2024 •(g)(h)	GBP	200	186
7.125% due 06/15/2025 •(g)(h)		882	856
8.000% due 06/15/2024 •(g)(h)		$200	186

Credit Suisse AG
6.500% due 08/08/2023 (h)		1,000	990

Credit Suisse Group AG
3.750% due 03/26/2025		500	466
6.250% due 12/18/2024 •(g)(h)		500	430
6.375% due 08/21/2026 •(g)(h)		574	419
7.500% due 12/11/2023 •(g)(h)		300	277

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,500	1,319
1.625% due 01/20/2027		2,800	2,335
1.750% due 01/17/2028		300	241
4.273% (US0003M + 1.230%) due 02/27/2023 ~		$881	881

Discover Bank
4.650% due 09/13/2028		400	363

Equinix, Inc.
1.550% due 03/15/2028		500	403

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,915	1,796

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	441	380

Ford Motor Credit Co. LLC
3.550% due 10/07/2022		$626	627

Goldman Sachs Group, Inc.
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	1,985

GSPA Monetization Trust
6.422% due 10/09/2029		29	28

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	266

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,155
3.000% due 05/29/2030 •	GBP	723	612
4.292% due 09/12/2026 •		$472	446

ING Groep NV
3.875% due 05/16/2027 •(g)(h)		800	524
4.250% due 05/16/2031 •(g)(h)		200	122
5.750% due 11/16/2026 •(g)(h)		200	172

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,673

Lloyds Banking Group PLC
4.550% due 08/16/2028		801	731
7.500% due 09/27/2025 •(g)(h)		1,992	1,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Building Society
4.363% due 08/01/2024 •		$500	$493

NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	155
4.269% due 03/22/2025 •		$500	486
4.500% due 03/31/2028 •(g)(h)	GBP	800	606
4.519% due 06/25/2024 •		$1,412	1,396
5.076% due 01/27/2030 •		200	183
8.000% due 08/10/2025 •(g)(h)		440	411

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,133
2.679% due 07/16/2030		1,491	1,143

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	8,489	815

Nykredit Realkredit AS
1.500% due 10/01/2053		38,950	3,738

OneMain Finance Corp.
5.625% due 03/15/2023		$93	93

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	11,145	1,069

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$801	790

Societe Generale SA
7.875% due 12/18/2023 •(g)(h)		900	865

Standard Chartered PLC
4.300% due 08/19/2028 •(g)(h)		400	260
7.750% due 04/02/2023 •(g)(h)		1,100	1,073

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		3,609	2,769

UBS Group AG
4.125% due 09/24/2025		200	191
4.751% due 05/12/2028 •		2,400	2,256

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,106
1.741% due 05/04/2030 •		700	576
2.879% due 10/30/2030 •		$500	411

			50,002

INDUSTRIALS 4.2%

Aker BP ASA
2.875% due 01/15/2026		450	409

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		700	568

BAT Capital Corp.
3.222% due 08/15/2024		31	30

BAT International Finance PLC
3.950% due 06/15/2025		93	89

Boeing Co.
2.750% due 02/01/2026		700	634

Broadcom, Inc.
2.450% due 02/15/2031		1,000	755
3.137% due 11/15/2035		700	492
3.187% due 11/15/2036		400	274
3.469% due 04/15/2034		600	451
3.500% due 02/15/2041		500	338
3.750% due 02/15/2051		200	132

Charter Communications Operating LLC
4.432% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,107
4.908% due 07/23/2025		315	307

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	608

DAE Funding LLC
1.625% due 02/15/2024		1,100	1,032
2.625% due 03/20/2025		500	459
3.375% due 03/20/2028		600	511

Dell International LLC
4.900% due 10/01/2026		78	75
5.300% due 10/01/2029		235	219
5.850% due 07/15/2025		78	79

Energy Transfer LP
4.250% due 03/15/2023		235	234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	628	$542

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$1,238	1,058

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	1,979
3.875% due 07/26/2029		1,255	1,067

INEOS Finance PLC
2.125% due 11/15/2025	EUR	912	754

MPLX LP
2.650% due 08/15/2030		$900	706

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	764
3.522% due 09/17/2025		1,177	1,084
4.345% due 09/17/2027		1,741	1,503
4.810% due 09/17/2030		500	406

Oracle Corp.
3.850% due 04/01/2060		4,080	2,476

Perrigo Finance Unlimited Co.
4.400% due 06/15/2030		800	653

Sands China Ltd.
5.900% due 08/08/2028		1,846	1,556

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,020	680
3.375% due 07/09/2060		820	534

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		400	346
4.279% due 03/15/2032		1,400	1,154

			26,065

UTILITIES 0.5%

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,544
4.550% due 07/01/2030		800	686

Rio Oil Finance Trust
8.200% due 04/06/2028		419	421

Sprint Communications LLC
6.000% due 11/15/2022		602	603

Sprint Corp.
7.875% due 09/15/2023		189	191

			3,445

Total Corporate Bonds & Notes (Cost $100,836)			79,512

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		85	86
6.725% due 04/01/2035		185	191

			277

NEW JERSEY 0.1%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (e)		605	605

Total Municipal Bonds & Notes (Cost $884)			882

U.S. GOVERNMENT AGENCIES 1.1%

Fannie Mae
2.323% due 12/01/2034 •		28	27
2.348% due 01/25/2031 ~(a)		394	43
3.144% due 03/01/2034 •		15	16
4.500% due 09/25/2040		649	642

Freddie Mac
3.500% due 07/15/2042		1,192	1,093
4.000% due 01/01/2048 - 03/01/2049		517	488
6.500% due 05/01/2035		31	32

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
1.750% due 11/20/2044 •	$149	$148
2.192% due 08/20/2047 •	92	90
2.857% due 04/20/2068 •	547	535

U.S. Small Business Administration
5.490% due 03/01/2028	8	7
6.020% due 08/01/2028	57	57

Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	3,494	3,194
6.000% due 08/01/2036 - 04/01/2041	260	269
6.500% due 09/01/2036	39	40

Total U.S. Government Agencies (Cost $7,249)		6,681

U.S. TREASURY OBLIGATIONS 1.7%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2031	4,439	3,881
0.125% due 02/15/2051	1,935	1,217
0.125% due 02/15/2052	851	540
0.625% due 02/15/2043 (k)	809	623
1.375% due 02/15/2044	4,980	4,439

Total U.S. Treasury Obligations (Cost $13,603)		10,700

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%

280 Park Avenue Mortgage Trust
3.785% due 09/15/2034 •	1,800	1,730

Adjustable Rate Mortgage Trust
3.617% due 01/25/2036 ^~	616	494

American Home Mortgage Assets Trust
3.274% due 10/25/2046 ~	130	72
6.750% due 11/25/2046 þ	158	135

Atrium Hotel Portfolio Trust
4.318% due 12/15/2036 •	2,300	2,211

Banc of America Funding Trust
3.081% due 09/20/2046 ^~	572	505

Bear Stearns Adjustable Rate Mortgage Trust
3.363% due 08/25/2033 ~	19	18

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	25	24
3.404% due 08/25/2036 •	94	82

BSST Mortgage Trust
4.596% due 02/15/2037 •	4,600	4,434

Chase Mortgage Finance Trust
3.710% due 09/25/2036 ^~	157	134

Citigroup Mortgage Loan Trust
3.878% due 09/25/2037 ^~	13	11
6.170% due 09/25/2062 þ	3,188	3,129

CitiMortgage Alternative Loan Trust
3.684% due 04/25/2037 ~	196	166

Commercial Mortgage Trust
3.545% due 02/10/2036	3,766	3,455

Countrywide Alternative Loan Trust
3.324% due 12/25/2046 •	903	789
5.500% due 06/25/2025	265	218
5.500% due 05/25/2035	355	278
5.500% due 11/25/2035 ^	89	58
6.000% due 12/25/2035 ^	333	255
6.000% due 05/25/2036 ^	50	25
6.250% due 08/25/2036	709	435
7.000% due 10/25/2037	107	42

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	232	124
6.000% due 02/25/2037 ^	250	136

Credit Suisse Mortgage Capital Trust
3.315% due 06/25/2050 ~	715	603

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.464% due 02/25/2037 ^•	678	598
3.584% due 02/25/2035 •	42	40

First Horizon Alternative Mortgage Securities Trust
3.163% due 06/25/2036 ^~	449	370

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •	3,300	3,313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
3.198% due 12/19/2036 ~		$298	$253

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~		189	187

Impac CMB Trust
3.724% due 03/25/2035 •		139	128

IndyMac INDX Mortgage Loan Trust
3.484% due 11/25/2046 ~		752	696
3.564% due 07/25/2035 •		233	218

JP Morgan Chase Commercial Mortgage Securities Trust
3.952% due 04/15/2037 ~		2,200	2,068
4.268% due 12/15/2031 •		367	364

JP Morgan Mortgage Trust
3.082% due 07/25/2035 ~		29	29
3.188% due 07/27/2037 ~		91	83
5.750% due 01/25/2036 ^		11	6

Lehman Mortgage Trust
3.734% due 11/25/2036 •		175	92

Lehman XS Trust
3.534% due 08/25/2046 •		363	348

Luminent Mortgage Trust
2.963% due 04/25/2036 ~		3,972	3,054

MASTR Adjustable Rate Mortgages Trust
3.819% due 11/21/2034 ~		695	659

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^		124	86

Merrill Lynch Alternative Note Asset Trust
3.484% due 03/25/2037 •		2,304	686
6.000% due 03/25/2037		54	23

Merrill Lynch Mortgage Investors Trust
2.707% due 04/25/2035 ~		11	10
2.734% due 02/25/2036 ~		2	2

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		85	42

MortgageIT Mortgage Loan Trust
3.604% due 12/25/2035 ~		240	229

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		1,305	1,258

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		28	15

Nomura Resecuritization Trust
3.984% due 07/25/2036 ~		2,720	2,606

NovaStar Mortgage Funding Trust
0.391% due 09/25/2046 ~		676	243

Prime Mortgage Trust
6.000% due 06/25/2036 ^		6	6

Ready Capital Mortgage Financing LLC
5.234% due 02/25/2035 •		1,613	1,603

Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~		334	300
3.404% due 01/25/2037 ~		1,663	1,451
3.584% due 08/25/2037 •		17	15
6.000% due 01/25/2037 ^		37	30
6.000% due 03/25/2037		93	75

Residential Funding Mortgage Securities, Inc. Trust
3.503% due 04/25/2037 ~		180	145

Sequoia Mortgage Trust
3.034% due 09/20/2046 ^~		104	74

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		435	419

Structured Adjustable Rate Mortgage Loan Trust
3.352% due 03/25/2036 ^~		41	31
3.677% due 08/25/2035 ~		33	20

Taurus UK DAC
2.811% due 05/17/2031 •	GBP	695	745

Thornburg Mortgage Securities Trust
1.514% due 03/25/2044 ~		$59	58
1.922% due 12/25/2044 ~		93	88
3.118% due 09/25/2037 ~		1	1

Towd Point Mortgage Funding
3.186% (SONIO/N + 1.200%) due 02/20/2054 ~	GBP	595	658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
2.104% due 02/25/2046 •		$60	$54
2.174% due 01/25/2046 ~		4,729	4,163
2.811% due 01/25/2035 ~		53	50
2.992% due 12/25/2035 ~		203	194
3.221% due 06/25/2037 ^~		137	126
3.226% due 06/25/2037 ^~		130	117
3.624% due 12/25/2045 •		18	17
3.724% due 08/25/2045 •		3,591	3,451
3.803% due 10/25/2035 ~		21	19
3.864% due 01/25/2045 •		661	614

Washington Mutual Mortgage Pass-Through Certificates Trust
1.854% due 02/25/2047 ^•		796	690
2.044% due 04/25/2046 •		65	56
3.244% due 09/25/2036 •		499	151
3.584% due 02/25/2036 •		534	446

Wells Fargo Mortgage-Backed Securities Trust
4.441% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $57,492)			53,140

ASSET-BACKED SECURITIES 24.2%

Aames Mortgage Investment Trust
4.074% due 07/25/2035 ~		415	409

Aegis Asset-Backed Securities Trust
3.819% due 08/25/2035 •		4,370	3,637

ALM Ltd.
4.362% due 10/15/2029 •		3,000	2,864

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		3,200	3,120
5.245% due 05/15/2037 •		1,200	1,187
5.745% due 05/15/2037 •		1,200	1,186

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.744% due 11/25/2035 •		2,424	2,369

Asset-Backed Securities Corp. Home Equity Loan Trust
3.894% due 06/25/2034 •		897	828

Atlas Senior Loan Fund Ltd.
0.000% due 07/20/2032 •		2,500	2,344

Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~		17	16
4.134% due 08/25/2037 •		603	545
4.684% due 08/25/2037 ~		3,000	2,520

Blackrock European CLO DAC
0.620% due 10/15/2031 ~	EUR	2,100	1,978

BNPP AM Euro CLO DAC
0.650% due 10/15/2031 ~		355	340

Cairn CLO DAC
0.908% due 01/31/2030 •		958	920

Carlyle Euro CLO DAC
1.211% due 08/15/2032 ~		1,200	1,135

CarNow Auto Receivables Trust
3.440% due 07/15/2024		$219	218

Centex Home Equity Loan Trust
3.729% due 03/25/2034 ~		92	88

CIFC Funding Ltd.
4.333% due 04/25/2033 ~		1,950	1,869

Citigroup Mortgage Loan Trust
3.274% due 05/25/2037 •		902	646
3.404% due 09/25/2036 •		3,083	2,321
3.534% due 10/25/2036 •		266	264
3.564% due 08/25/2036 •		1,000	894
3.564% due 11/25/2036 ~		3,100	2,881
3.604% due 03/25/2036 •		1,253	1,161
3.984% due 09/25/2035 ^~		1,370	1,285
7.250% due 05/25/2036 þ		104	56

Countrywide Asset-Backed Certificates
3.484% due 02/25/2037 •		302	274

Countrywide Asset-Backed Certificates Trust
3.824% due 08/25/2047 ~		323	310

Countrywide Partnership Trust
3.984% due 02/25/2035 •		3,774	3,537

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	33

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		$1,989	$464

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	3,700	3,501
0.692% due 07/21/2030 ~		867	831
1.630% due 09/15/2031 ~		1,600	1,519

ECMC Group Student Loan Trust
4.084% due 07/25/2069 •		$507	501

Ellington Loan Acquisition Trust
4.184% due 05/25/2037 •		1,540	1,489

Encore Credit Receivables Trust
3.819% due 09/25/2035 •		46	45

First Franklin Mortgage Loan Trust
3.224% due 03/25/2037 •		2,002	1,172
3.244% due 11/25/2036 •		174	172
3.394% due 09/25/2036 •		127	117
3.804% due 11/25/2035 ~		548	514

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		3,600	3,461

Fremont Home Loan Trust
3.224% due 11/25/2036 •		338	202
3.234% due 10/25/2036 ~		1,083	486
3.424% due 02/25/2037 •		1,005	380
3.819% due 01/25/2035 •		218	212
3.819% due 07/25/2035 ~		9	9

Galaxy CLO Ltd.
3.482% due 10/15/2030 •		1,020	1,003

Gallatin CLO Ltd.
4.162% due 07/15/2031 ~		1,200	1,136

GSAA Home Equity Trust
3.224% due 03/25/2036 ~		208	80
3.724% due 04/25/2047 •		414	208
6.795% due 06/25/2036 þ		361	103

GSAMP Trust
3.174% due 01/25/2037 •		1,584	989
3.184% due 12/25/2046 •		150	79
3.214% due 12/25/2046 ~		1,470	828
3.314% due 01/25/2037 •		410	352

Halseypoint CLO Ltd.
4.150% due 07/20/2031 •		600	587

Harvest CLO DAC
0.727% due 10/20/2031 •	EUR	3,200	3,037

Home Equity Mortgage Loan Asset-Backed Trust
3.304% due 04/25/2037 ~		$323	256

HSI Asset Securitization Corp. Trust
3.564% due 11/25/2035 ~		2,438	2,304

JP Morgan Mortgage Acquisition Trust
3.294% due 10/25/2036 •		235	231
3.384% due 03/25/2037 •		1,353	1,264
3.484% due 07/25/2036 ~		6,824	6,271

Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	2,100	2,009
0.650% due 04/15/2031 •		900	840

Long Beach Mortgage Loan Trust
3.524% due 02/25/2036 •		$611	593

Man GLG Euro CLO
1.700% due 10/15/2032 •	EUR	2,200	1,975
1.970% due 10/15/2032		1,000	863

Man GLG Euro CLO DAC
0.680% due 10/15/2030 ~		697	668

Marlette Funding Trust
5.180% due 11/15/2032		$2,400	2,391
5.950% due 11/15/2032		1,000	978

Merrill Lynch Mortgage Investors Trust
3.604% due 02/25/2037 •		2,478	840

MF1 Ltd.
4.034% due 02/19/2037 ~		2,700	2,608

Morgan Stanley ABS Capital, Inc. Trust
3.299% due 03/25/2037 •		818	334
4.014% due 07/25/2035 •		888	867

Mountain View CLO LLC
3.830% due 10/16/2029 ~		1,049	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^þ		$256	$69

NovaStar Mortgage Funding Trust
3.284% due 09/25/2037 ~		506	487

OCP CLO Ltd.
3.830% due 07/20/2029 ~		1,127	1,114

Option One Mortgage Loan Trust
3.224% due 03/25/2037 •		263	181
3.624% due 01/25/2036 •		2,014	1,831
3.864% due 02/25/2035 ~		484	461

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,647	2,542
4.970% due 01/15/2030		1,017	1,008
6.060% due 03/15/2030		4,600	4,557

Palmer Square European Loan Funding DAC
0.720% due 10/15/2031 •	EUR	3,972	3,776

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.059% due 07/25/2035 •		$1,400	1,140
4.809% due 02/25/2035 •		4,155	3,712

PRET LLC
2.487% due 07/25/2051 þ		2,781	2,600
3.721% due 07/25/2051 þ		1,921	1,793
5.240% due 04/25/2052 þ		1,473	1,423

Renaissance Home Equity Loan Trust
4.184% due 09/25/2037 ~		240	116

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		663	581
4.320% due 09/25/2030		669	650
5.380% due 11/25/2030		2,200	2,172

Residential Asset Securities Corp. Trust
3.664% due 06/25/2033 •		82	74
3.744% due 12/25/2035 ~		1,479	1,429
4.044% due 01/25/2036 •		5,075	4,424

Saxon Asset Securities Trust
3.384% due 09/25/2036 •		1,700	1,428

Securitized Asset-Backed Receivables LLC Trust
3.804% due 10/25/2035 •		1,509	1,335

SLM Private Education Loan Trust
7.568% due 10/15/2041 ~		2,490	2,687

SLM Student Loan Trust
4.283% due 04/25/2023 •		155	154

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,105	1,032

Sound Point CLO Ltd.
3.763% due 07/25/2030 •		2,900	2,848

Soundview Home Loan Trust
3.549% due 02/25/2036 ~		939	882
4.384% due 10/25/2037 ~		496	374

South Carolina Student Loan Corp.
4.082% due 09/03/2024 ~		33	33

Specialty Underwriting & Residential Finance Trust
3.684% due 12/25/2036 ~		442	416

Starwood Mortgage Trust
4.085% due 11/15/2038 •		4,300	4,151

Symphony CLO Ltd.
3.433% due 07/14/2026 •		170	169

Theorem Funding Trust
1.850% due 02/15/2028		1,743	1,700

TICP CLO Ltd.
3.550% due 04/20/2028 ~		895	887

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		638	621
3.000% due 11/25/2058 ~		238	234
3.214% due 10/25/2057 ~		1,479	1,213

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		1,900	1,851

Upstart Pass-Through Trust Series
3.800% due 04/20/2030 «		1,630	1,575

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		616	592

Total Asset-Backed Securities (Cost $163,575)			151,319

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$149	$26
1.500% due 07/09/2035 þ		97	18

Brazil Government International Bond
4.750% due 01/14/2050		572	391

Total Sovereign Issues (Cost $668)			435

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

JPMorgan Chase & Co.
6.276% (US0003M + 3.470%) due 01/30/2023 ~(g)		300,000	299

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)		56,050	51

Truist Financial Corp.
4.950% due 09/01/2025 •(g)		1,098,000	1,053

Total Preferred Securities (Cost $1,487)			1,403

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 54.4%

COMMERCIAL PAPER 1.5%

Brookfield U.S. Holdings, Inc.
3.816% due 11/03/2022		$2,400	2,392

Crown Castle International Corp.
3.560% due 10/11/2022		3,000	2,997

Quanta Services, Inc.
3.456% due 10/11/2022		1,900	1,898

Verizon Communications, Inc.
3.563% due 11/07/2022		2,300	2,291

			9,578

REPURCHASE AGREEMENTS (i) 26.2%
			163,883

SHORT-TERM NOTES 3.2%

Federal Home Loan Bank
2.970% due 12/29/2022 •		13,900	13,901
2.980% due 01/06/2023 •		6,200	6,200

			20,101

JAPAN TREASURY BILLS 2.0%
(0.244)% due 01/11/2023 (b)(d)(e)	JPY	1,810,000	12,516

U.S. TREASURY BILLS 21.5%
2.646% due 10/04/2022 - 12/08/2022 (d)(e)(m)		$135,100	134,737

Total Short-Term Instruments (Cost $340,826)			340,815

Total Investments in Securities (Cost $686,620)			644,887

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	3,210,453	$31,170

Total Short-Term Instruments (Cost $31,587)		31,170

Total Investments in Affiliates (Cost $31,587)		31,170

Total Investments 108.1% (Cost $718,207)		$676,057

Financial Derivative Instruments (j)(l) 3.1% (Cost or Premiums, net $2,594)		19,464

Other Assets and Liabilities, net (11.2)%		(69,857)

Net Assets 100.0%		$625,664

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$13,283	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(13,549)	$13,283	$13,283
	2.930	09/30/2022	10/03/2022	150,600	U.S. Treasury Notes 1.500% due 11/30/2028	(153,612)	150,600	150,637

Total Repurchase Agreements						$(167,161)	$163,883	$163,920

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	35

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$163,920	$0	$0	$163,920	$(167,161)	$(3,241)

Total Borrowings and Other Financing Transactions	$163,920	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	224	$	46,008	$(759)	$0	$(33)
U.S. Treasury 10-Year Note December Futures	12/2022	210		23,533	(1,094)	0	(82)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	34		4,658	(322)	0	(55)

					$(2,175)	$0	$(170)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	25	$	(3,393)	$158	$10	$(24)
Euro-Buxl 30-Year Bond December Futures	12/2022	7		(1,006)	88	21	(8)
U.S. Treasury 5-Year Note December Futures	12/2022	455		(48,916)	1,001	121	0
U.S. Treasury 30-Year Bond December Futures	12/2022	428		(54,102)	4,049	281	0

					$5,296	$433	$(32)

Total Futures Contracts					$3,121	$433	$(202)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	1.957%	$ 1,300	$(2)	$(43)	$(45)	$2	$0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	1,200	235	(114)	121	2	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	EUR 2,400	544	(302)	242	6	0

						$777	$(459)	$318	$10	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$828	$(30)	$(31)	$(61)	$13	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(41)	(8)	(49)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	500	(21)	1	(20)	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	57,100	570	(535)	35	6	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	55,900	22	(194)	(172)	6	0

					$500	$(767)	$(267)	$25	$0

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$	15,400	$494	$153	$647	$13	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		5,800	630	229	859	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		400	(98)	(2)	(100)	0	(5)
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,600	(29)	(4)	(33)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,600	0	33	33	2	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,600	(30)	(3)	(33)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,600	0	33	33	2	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,900	0	14	14	1	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,900	(13)	(1)	(14)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	$	9,700	(415)	392	(23)	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		34,900	1,151	(6,713)	(5,562)	0	(126)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	33,000	913	77	990	0	(91)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		17,700	(1,700)	(393)	(2,093)	32	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		3,100	534	31	565	32	0

							$1,437	$(6,154)	$(4,717)	$102	$(227)

Total Swap Agreements							$2,714	$(7,380)	$(4,666)	$137	$(227)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$433	$150	$583	$0	$(202)	$(227)	$(429)

(k)

Securities with an aggregate market value of $622 and cash of $9,413 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	DKK	19,522		$2,639	$66	$0
	10/2022		$4,687	EUR	4,693	0	(87)
	01/2023	JPY	1,810,000		$12,658	1	0

BPS	10/2022	CNH	185		27	1	0
	10/2022	EUR	212		204	0	(4)
	10/2022	GBP	3,807		4,404	153	0
	10/2022		$2,305	CAD	3,040	0	(104)
	10/2022		234	ILS	800	0	(9)
	11/2022		326	ZAR	5,197	0	(39)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	37

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	11/2022		$951	ILS	3,239	$0	$(39)
	12/2022		2,636		8,972	0	(106)

CBK	10/2022	BRL	6,566		$1,248	31	0
	10/2022	ILS	800		256	31	0
	10/2022		$1,276	BRL	6,566	0	(59)
	10/2022		489	DKK	3,660	0	(6)
	11/2022	ILS	8,643		$2,760	329	0
	12/2022		8,700		2,778	325	0
	12/2022	MXN	51,006		2,502	0	(1)
	01/2023	BRL	6,566		1,251	59	0
	01/2023	ILS	9,798		3,104	333	0

CLY	01/2023		$2,879	ILS	9,798	0	(109)

DUB	10/2022		6,585	MXN	137,224	200	0
	12/2022	ILS	400		$126	14	0

GLM	10/2022	CNH	277		40	1	0
	10/2022	DKK	29,315		3,944	80	0
	11/2022	ZAR	4,423		276	32	0

JPM	10/2022	CAD	3,058		2,364	150	0
	10/2022	CNH	325		47	1	0

MBC	10/2022		$1,356	EUR	1,366	0	(17)
	05/2023	CNH	247		$37	2	0

MYI	10/2022	MXN	85,026		4,163	0	(44)
	10/2022		$5,853	DKK	45,186	103	0
	10/2022		33,274	EUR	34,488	526	0
	11/2022	DKK	45,093		$5,853	0	(103)
	11/2022	EUR	34,488		33,342	0	(525)

SOG	10/2022		40,335		40,590	1,060	0

UAG	10/2022	TRY	1,923		114	13	0
	11/2022		$1,581	ILS	5,403	0	(62)

Total Forward Foreign Currency Contracts						$3,511	$(1,314)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	80,900	$777	$3,301

Total Purchased Options							$777	$3,301

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600%	10/19/2022	3,600	$ (13)	$ (2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	161,700	$(776)	$(4,364)

Total Written Options							$(789)	$(4,366)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	452	$(108)	$109	$1	$0

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	S&P 500 Total Return Index	3,342	3.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$	25,410	$0	$68	$68	$0

BPS	Receive	ERAUSLT Index	52,961	3.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022		20,773	0	(54)	0	(54)
	Pay	S&P 500 Total Return Index	5,549	3.455% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023		42,190	0	115	115	0

CBK	Receive	ERAUSLT Index	156,104	3.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023		61,229	0	(162)	0	(162)

GST	Pay	S&P 500 Total Return Index	686	3.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023		5,216	0	14	14	0
	Pay	S&P 500 Total Return Index	509	3.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023		3,870	0	10	10	0
	Pay	S&P 500 Total Return Index	5,311	3.290% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023		40,380	0	17	17	0
	Pay	S&P 500 Total Return Index	20,831	3.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023		158,381	0	391	391	0

JPM	Receive	ERAUSLT Index	546,838	3.343% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022		242,528	0	(31,016)	0	(31,016)
	Receive	ERAUSLT Index	349,286	3.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023		137,000	0	(111)	0	(111)

RBC	Receive	ERAUSLT Index	468,673	3.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023		183,828	0	(444)	0	(444)

SOG	Pay	S&P 500 Total Return Index	26,266	3.423% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022		245,661	0	49,179	49,179	0
	Pay	S&P 500 Total Return Index	2,419	3.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023		18,392	0	48	48	0

UAG	Pay	S&P 500 Total Return Index	15,981	3.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/12/2023		121,506	0	122	122	0

									$0	$18,177	$49,964	$(31,787)

Total Swap Agreements									$(108)	$18,286	$49,965	$(31,787)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$67	$0	$69	$136	$(87)	$0	$0	$(87)	$49	$(2,240)	$(2,191)
BPS	154	0	115	269	(156)	0	(54)	(210)	59	(1,880)	(1,821)
BRC	0	0	0	0	(145)	0	0	(145)	(145)	0	(145)
CBK	1,108	0	0	1,108	(66)	0	(162)	(228)	880	(4,087)	(3,207)
CLY	0	0	0	0	(109)	0	0	(109)	(109)	0	(109)
DUB	214	0	0	214	0	0	0	0	214	(270)	(56)
GLM	113	0	0	113	0	0	0	0	113	0	113
GST	0	0	432	432	0	0	0	0	432	(15,380)	(14,948)
JPM	151	0	0	151	0	(2)	(31,127)	(31,129)	(30,978)	31,931	953
MBC	2	0	0	2	(17)	0	0	(17)	(15)	0	(15)
MYI	629	0	0	629	(672)	0	0	(672)	(43)	0	(43)
NGF	0	3,301	0	3,301	0	(4,364)	0	(4,364)	(1,063)	1,169	106
RBC	0	0	0	0	0	0	(444)	(444)	(444)	17,537	17,093
SOG	1,060	0	49,227	50,287	0	0	0	0	50,287	(48,790)	1,497
UAG	13	0	122	135	(62)	0	0	(62)	73	(5,060)	(4,987)

Total Over the Counter	$3,511	$3,301	$49,965	$56,777	$(1,314)	$(4,366)	$(31,787)	$(37,467)

(m)

Securities with an aggregate market value of $54,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	39

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$433	$433
Swap Agreements	0	35	0	0	115	150

	$0	$35	$0	$0	$548	$583

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,511	$0	$3,511
Purchased Options	0	0	0	0	3,301	3,301
Swap Agreements	0	1	49,964	0	0	49,965

	$0	$1	$49,964	$3,511	$3,301	$56,777

	$0	$36	$49,964	$3,511	$3,849	$57,360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$202	$202
Swap Agreements	0	0	0	0	227	227

	$0	$0	$0	$0	$429	$429

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,314	$0	$1,314
Written Options	0	2	0	0	4,364	4,366
Swap Agreements	0	0	31,787	0	0	31,787

	$0	$2	$31,787	$1,314	$4,364	$37,467

	$0	$2	$31,787	$1,314	$4,793	$37,896

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,630	$6,630
Swap Agreements	0	(1,616)	0	0	(4,069)	(5,685)

	$0	$(1,616)	$0	$0	$2,561	$945

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,439	$0	$8,439
Written Options	0	180	0	0	0	180
Swap Agreements	0	11	29,284	0	0	29,295

	$0	$191	$29,284	$8,439	$0	$37,914

	$0	$(1,425)	$29,284	$8,439	$2,561	$38,859

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,772	$1,772
Swap Agreements	0	(674)	0	0	1,260	586

	$0	$(674)	$0	$0	$3,032	$2,358

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$459	$0	$459
Purchased Options	0	0	0	0	1,534	1,534
Written Options	0	(83)	0	0	(2,373)	(2,456)
Swap Agreements	0	(13)	8,070	0	0	8,057

	$0	$(96)	$8,070	$459	$(839)	$7,594

	$0	$(770)	$8,070	$459	$2,193	$9,952

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50,002	$0	$50,002
Industrials	0	26,065	0	26,065
Utilities	0	3,445	0	3,445
Municipal Bonds & Notes
Illinois	0	277	0	277
New Jersey	0	605	0	605
U.S. Government Agencies	0	6,681	0	6,681
U.S. Treasury Obligations	0	10,700	0	10,700
Non-Agency Mortgage-Backed Securities	0	53,140	0	53,140
Asset-Backed Securities	0	149,744	1,575	151,319
Sovereign Issues	0	435	0	435
Preferred Securities
Banking & Finance	0	1,403	0	1,403
Short-Term Instruments
Commercial Paper	0	9,578	0	9,578
Repurchase Agreements	0	163,883	0	163,883
Short-Term Notes	0	20,101	0	20,101
Japan Treasury Bills	0	12,516	0	12,516
U.S. Treasury Bills	0	134,737	0	134,737

	$0	$643,312	$1,575	$644,887

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,170	$0	$0	$31,170

Total Investments	$31,170	$643,312	$1,575	$676,057

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	539	0	570
Over the counter	0	56,777	0	56,777

	$31	$57,316	$0	$57,347

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(397)	0	(429)
Over the counter	0	(37,467)	0	(37,467)

	$(32)	$(37,864)	$0	$(37,896)

Total Financial Derivative Instruments	$(1)	$19,452	$0	$19,451

Totals	$31,169	$662,764	$1,575	$695,508

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	41

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.5%

CORPORATE BONDS & NOTES 13.8%

BANKING & FINANCE 9.6%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$642
3.300% due 01/30/2032		800	603
4.125% due 07/03/2023		235	233

American Tower Corp.
3.800% due 08/15/2029		194	170

Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	388

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		187	147

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(h)(i)	EUR	2,800	2,516

Banco BTG Pactual SA
4.500% due 01/10/2025		$201	191

Bank of America Corp.
3.974% due 02/07/2030 •		166	148
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,293

Barclays PLC
3.650% due 03/16/2025		700	663
3.932% due 05/07/2025 •		500	481
4.302% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,688
4.375% due 01/12/2026		700	660
4.375% due 03/15/2028 •(h)(i)		500	309
4.972% due 05/16/2029 •		200	180
7.125% due 06/15/2025 •(h)(i)	GBP	1,200	1,164
7.250% due 03/15/2023 •(h)(i)		1,302	1,401
7.750% due 09/15/2023 •(h)(i)		$2,300	2,130

Credit Suisse Group AG
4.194% due 04/01/2031 •		250	197
4.476% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,670
4.550% due 04/17/2026		1,100	1,013

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,495
1.625% due 01/20/2027		3,000	2,502
1.750% due 01/17/2028		400	321
3.961% due 11/26/2025 •		$600	561
4.112% (US0003M + 1.190%) due 11/16/2022 ~		111	111
4.273% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,591

Discover Bank
4.650% due 09/13/2028		1,006	914

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,869	1,753

Erste Group Bank AG
6.500% due 04/15/2024 •(h)(i)	EUR	800	729

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028		1,200	1,035

Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	200
3.550% due 10/07/2022		900	901
4.063% due 11/01/2024		300	282
5.584% due 03/18/2024		500	491

General Motors Financial Co., Inc.
3.283% (US0003M + 0.990%) due 01/05/2023 ~		7	7

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	151
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,772

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	230
4.292% due 09/12/2026 •		1,500	1,416
4.300% due 03/08/2026		500	479

ING Groep NV
3.875% due 05/16/2027 •(h)(i)		2,000	1,310
4.250% due 05/16/2031 •(h)(i)		200	122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)	EUR	700	$629
7.750% due 01/11/2027 •(h)(i)		900	782

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(h)(i)		$2,200	2,013

Nationwide Building Society
4.363% due 08/01/2024 •		2,200	2,169

NatWest Group PLC
4.519% due 06/25/2024 •		1,600	1,581
4.892% due 05/18/2029 •		1,784	1,627
5.076% due 01/27/2030 •		1,700	1,551
5.191% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,996
8.000% due 08/10/2025 •(h)(i)		900	841

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		400	364

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	18,657	1,792

Nykredit Realkredit AS
1.500% due 10/01/2053		80,465	7,721

Realkredit Danmark AS
1.500% due 10/01/2053		23,769	2,280

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$2,500	2,466

Societe Generale SA
7.375% due 10/04/2023 •(h)(i)		300	273
7.875% due 12/18/2023 •(h)(i)		1,000	961

Standard Chartered PLC
7.750% due 04/02/2023 •(h)(i)		300	293

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	2,716

UBS AG
5.125% due 05/15/2024 (i)		3,270	3,196

UBS Group AG
4.751% due 05/12/2028 •		5,300	4,982

VICI Properties LP
4.750% due 02/15/2028		1,800	1,659

Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	471
1.741% due 05/04/2030 •		1,100	905
2.879% due 10/30/2030 •		$900	741
3.000% due 04/22/2026		1,000	917

			93,200

INDUSTRIALS 3.8%

Aker BP ASA
2.875% due 01/15/2026		450	409

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		1,600	1,299

BAT Capital Corp.
3.222% due 08/15/2024		207	199

BAT International Finance PLC
3.950% due 06/15/2025		614	586

Boeing Co.
2.750% due 02/01/2026		900	816

Bristol-Myers Squibb Co.
3.400% due 07/26/2029		52	47

Broadcom, Inc.
2.450% due 02/15/2031		900	680
3.137% due 11/15/2035		300	211
3.187% due 11/15/2036		1,600	1,098
3.419% due 04/15/2033		2,400	1,836
3.469% due 04/15/2034		1,100	827
3.500% due 02/15/2041		500	338
3.750% due 02/15/2051		200	132

Caterpillar, Inc.
2.600% due 09/19/2029		180	156

Charter Communications Operating LLC
4.432% (US0003M + 1.650%) due 02/01/2024 ~		242	243
4.908% due 07/23/2025		1,670	1,630

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		800	695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
1.625% due 02/15/2024		$1,800	$1,688

Energy Transfer LP
4.250% due 03/15/2023		28	28

Expedia Group, Inc.
6.250% due 05/01/2025		264	266

Hyatt Hotels Corp.
1.800% due 10/01/2024		2,900	2,721

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	152	131

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		$1,564	1,349

Imperial Brands Finance PLC
3.125% due 07/26/2024		598	573
3.500% due 07/26/2026		300	271

INEOS Finance PLC
2.125% due 11/15/2025	EUR	187	155

Micron Technology, Inc.
5.327% due 02/06/2029		$97	92

MPLX LP
2.650% due 08/15/2030		1,000	785

Nakilat, Inc.
6.067% due 12/31/2033		96	96

Netflix, Inc.
3.875% due 11/15/2029	EUR	1,200	1,040

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	681
3.522% due 09/17/2025		1,500	1,381
4.345% due 09/17/2027		2,900	2,504
4.810% due 09/17/2030		900	730

Perrigo Finance Unlimited Co.
4.400% due 06/15/2030		1,000	816

Pfizer, Inc.
3.450% due 03/15/2029		166	153

Sands China Ltd.
2.800% due 03/08/2027		1,400	1,114
3.350% due 03/08/2029		1,600	1,191
3.750% due 08/08/2031		1,600	1,150
5.900% due 08/08/2028		1,700	1,433

T-Mobile USA, Inc.
2.250% due 02/15/2026		500	448
2.700% due 03/15/2032		1,000	782
3.375% due 04/15/2029		600	519
3.500% due 04/15/2031		900	758

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		700	605
4.279% due 03/15/2032		2,500	2,060

			36,722

UTILITIES 0.4%

American Water Capital Corp.
3.450% due 06/01/2029		166	148

Edison International
5.750% due 06/15/2027		62	61

Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,100	2,015
3.000% due 06/15/2028		800	660
4.550% due 07/01/2030		900	772

Southern California Edison Co.
3.650% due 03/01/2028		131	120

Sprint Communications LLC
6.000% due 11/15/2022		14	14

Sprint Corp.
7.125% due 06/15/2024		35	36
7.875% due 09/15/2023		76	77

			3,903

Total Corporate Bonds & Notes (Cost $158,782)			133,825

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	$705	$611

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	163	170

Total Municipal Bonds & Notes (Cost $865)		781

U.S. GOVERNMENT AGENCIES 2.5%

Fannie Mae
1.465% due 10/01/2034 •	1	1
1.720% due 10/01/2035 •	13	13
1.765% due 01/01/2035 •	23	22
2.058% due 06/01/2043 •	41	42
2.059% due 07/01/2044 •	7	7
2.070% due 12/01/2033 •	11	11
2.273% due 12/01/2033 •	40	39
2.504% due 12/25/2036 ~	23	22
2.550% due 03/01/2035 •	2	2
2.563% due 11/01/2034 •	2	2
2.655% due 11/01/2035 •	15	15
2.766% due 03/25/2041 •(a)	185	14
2.788% due 05/25/2035 ~	6	6
2.794% due 09/25/2042 ~	149	146
2.978% due 06/01/2035 •	41	40
3.075% due 07/01/2036 •	20	21
3.082% due 09/01/2036 •	11	12
3.090% due 05/01/2036 •	17	18
3.131% due 08/01/2036 •	14	15
3.281% due 09/01/2035 •	24	25
3.315% due 05/01/2035 •	1	1
3.434% due 03/25/2037 - 07/25/2037 •	15	14
3.464% due 07/25/2037 •	19	19
3.484% due 09/25/2035 •	37	36
3.616% due 03/25/2036 •(a)	75	6
3.737% due 07/01/2035 •	16	16
3.776% due 06/01/2035 •	33	34
3.804% due 06/25/2037 ~	21	21
3.805% due 07/01/2035 •	10	10
3.834% due 01/25/2040 •	6	6
3.901% due 08/01/2035 •	33	33
3.904% due 12/25/2039 ~	12	12
3.915% due 07/01/2034 •	98	97
3.974% due 08/01/2035 •	69	71
3.984% due 07/25/2039 •	5	5
3.987% due 09/01/2035 •	8	8
14.224% due 12/25/2036 •	4	5

Freddie Mac
2.059% due 02/25/2045 ~	10	11
3.148% due 02/15/2037 •	2	2
3.344% due 08/25/2031 ~	25	25
3.368% due 07/15/2041 ~	234	233
3.388% due 06/15/2041 ~	223	223
3.488% due 08/15/2037 •	64	64
3.518% due 08/15/2037 ~	79	79
3.652% due 07/15/2036 ~(a)	99	9
3.673% due 01/15/2038 •	38	39
3.882% due 04/15/2036 •(a)	17	1
4.000% due 11/01/2047 - 03/01/2049	1,453	1,379
4.500% due 01/15/2041 - 04/01/2041	198	193
5.000% due 03/01/2038	1,022	1,032
5.500% due 06/01/2027 - 05/01/2040	418	425
6.000% due 02/01/2034 - 10/01/2039	585	610

Ginnie Mae
1.750% due 11/20/2044 •	35	34
2.857% due 04/20/2068 •	101	99
3.500% due 01/15/2042 - 07/15/2045	3,415	3,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/15/2034 - 06/15/2041	$1,213	$1,223
6.000% due 05/15/2037 - 07/15/2037	42	43

U.S. Small Business Administration
5.290% due 12/01/2027	36	35
5.600% due 09/01/2028	270	265

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049	12,387	11,328
4.000% due 07/01/2025 - 11/01/2028	575	555
4.500% due 04/01/2023 - 06/01/2042	1,390	1,357
5.500% due 10/01/2023 - 12/01/2039	770	789
6.000% due 05/01/2035 - 05/01/2041	269	277
6.500% due 09/01/2034	2	2

Total U.S. Government Agencies (Cost $26,308)		24,385

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2030	7,858	6,923
0.125% due 01/15/2031	4,439	3,881
0.125% due 02/15/2052	319	202
0.625% due 02/15/2043	921	710
0.750% due 02/15/2045	1,887	1,458
1.000% due 02/15/2046 (l)	3,990	3,241
1.000% due 02/15/2048	1,052	855
1.375% due 02/15/2044	5,310	4,733

Total U.S. Treasury Obligations (Cost $26,204)		22,003

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%

280 Park Avenue Mortgage Trust
3.785% due 09/15/2034 •	4,000	3,845

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~	1	1
3.617% due 01/25/2036 ^~	127	102

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	32	25

APS Resecuritization Trust
2.727% due 08/28/2054 ~	3,095	2,897

AREIT Trust
4.813% due 11/17/2038 ~	1,500	1,446

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032	2,400	2,046

Banc of America Funding Trust
3.373% due 12/20/2046 ^~	102	92
3.413% due 04/20/2047 ^•	4	3
3.553% due 06/20/2047 ~	261	220
4.496% due 09/20/2034 ~	1	1
6.412% due 10/25/2036 ^þ	2,038	1,768

Bear Stearns Adjustable Rate Mortgage Trust
2.586% due 01/25/2033 ~	37	37
2.844% due 04/25/2033 ~	1	1
2.999% due 01/25/2034 ~	152	149
3.875% due 07/25/2034 ~	7	6
4.044% due 08/25/2033 ~	3	3

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	2	2
3.531% due 09/25/2035 ^~	27	18
3.584% due 01/25/2036 ^•	7	9

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~	100	78

BellaVista Mortgage Trust
3.652% due 01/22/2045 ~	904	792

Chase Mortgage Finance Trust
3.725% due 02/25/2037 ~	199	198

ChaseFlex Trust
3.384% due 07/25/2037 •	404	381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.334% due 01/25/2036 •		$131	$121
3.334% due 06/25/2036 •		239	222
3.384% due 08/25/2035 ~		723	668

Citigroup Mortgage Loan Trust
3.950% due 05/25/2035 •		11	10
5.410% due 10/25/2035 •		9	9
6.170% due 09/25/2062 þ		6,276	6,160

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 •		7	6
2.664% due 08/25/2035 •		1,544	1,365
3.317% due 05/25/2036 ~		241	188
3.444% due 05/25/2047 •		123	105
3.464% due 09/25/2046 ^•		404	380
3.484% due 08/25/2037 •		12	8
3.584% due 05/25/2035 ^•		3,388	2,586
3.633% due 12/20/2035 ~		49	44
3.644% due 02/25/2037 ~		738	613
3.724% due 11/25/2035 •		259	210
5.500% due 11/25/2035		5	3
6.000% due 06/25/2047 ^		3,517	1,966
6.250% due 08/25/2036		141	87

Countrywide Home Loan Mortgage Pass-Through Trust
3.678% due 08/25/2034 ~		1	1
3.744% due 02/25/2035 •		2	1
3.884% due 09/25/2034 ~		53	50
5.910% due 02/20/2036 ^~		8	7

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,707	3,410
2.688% due 03/25/2059 ~		915	878

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.744% due 02/25/2036 ~		1,188	1,136
3.834% due 10/25/2047 •		229	188

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	19	21

First Horizon Alternative Mortgage Securities Trust
0.000% due 08/25/2035 ^~		$107	95

Frost CMBS DAC
1.541% due 11/20/2033 •	EUR	1,698	1,574

FWD Securitization Trust
2.240% due 01/25/2050 ~		$70	65

GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.396% due 10/25/2033 ~		20	19

GSR Mortgage Loan Trust
3.193% due 11/25/2035 ~		26	24
3.231% due 09/25/2035 ~		57	55
6.000% due 05/25/2037 ^		233	169

HarborView Mortgage Loan Trust
3.198% due 12/19/2036 ~		58	49
3.213% due 07/19/2047 ~		227	205
3.493% due 01/19/2036 •		368	231
3.533% due 03/19/2035 •		896	871

IndyMac INDX Mortgage Loan Trust
2.948% due 01/25/2036 ^~		95	83
3.484% due 11/25/2046 ~		9,508	8,794
3.724% due 07/25/2045 ~		4	3

JP Morgan Mortgage Trust
3.326% due 04/25/2037 ~		4	4
5.750% due 01/25/2036 ^		11	5

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,989	1,780
2.250% due 07/25/2067 þ		1,545	1,423

Lehman XS Trust
3.484% due 07/25/2047 ^•		4,522	4,315
3.584% due 08/25/2037 •		68	63

MASTR Adjustable Rate Mortgages Trust
1.904% due 12/25/2046 ~		2,599	2,223
1.904% due 12/25/2046 •		2,346	1,889
3.125% due 10/25/2033 ~		54	41

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.258% due 12/15/2030 •		100	95

Merrill Lynch Alternative Note Asset Trust
3.484% due 03/25/2037 •		469	140

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	43

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
2.873% due 05/25/2033 ~		$4	$4
3.504% due 02/25/2036 ~		61	57
3.584% due 11/25/2035 ~		14	13

Morgan Stanley Capital Trust
4.267% due 12/15/2023 •		3,500	3,355

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,449	2,304
3.500% due 10/25/2059 ~		51	47

Nomura Resecuritization Trust
3.984% due 03/25/2037 ~		2,309	2,180

PHH Alternative Mortgage Trust
3.404% due 02/25/2037 ~		191	138

Ready Capital Mortgage Financing LLC
5.531% due 06/25/2037 •		2,296	2,294
6.175% due 06/25/2037 ~		4,700	4,703

Residential Accredit Loans, Inc. Trust
3.424% due 01/25/2037 ~		184	155
3.454% due 08/25/2036 •		788	720
4.208% due 12/25/2035 ^~		295	244

Residential Asset Securitization Trust
6.000% due 09/25/2036		910	317
6.000% due 05/25/2037 ^		349	209
6.250% due 07/25/2036 ^		371	293

Sequoia Mortgage Trust
3.393% due 07/20/2036 ~		173	151
3.413% due 06/20/2036 •		201	190
4.008% due 03/20/2035 •		1	1

SFO Commercial Mortgage Trust
4.318% due 05/15/2038 •		4,500	4,221

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		97	82
3.265% due 01/25/2035 ~		42	41
3.404% due 10/25/2035 •		1,466	1,362
3.415% due 11/25/2035 ^~		51	47
3.588% due 08/25/2035 ~		52	47
3.841% due 09/25/2035 ~		37	34

Structured Asset Mortgage Investments Trust
3.182% due 05/25/2047 ^~		2,324	1,897
3.644% due 02/25/2036 ^•		64	55
3.693% due 02/19/2035 ~		2	2

Taurus UK DAC
2.811% due 05/17/2031 •	GBP	794	852

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		537	600

Wachovia Mortgage Loan Trust LLC
2.548% due 05/20/2036 ^~		$26	26

WaMu Mortgage Pass-Through Certificates Trust
1.914% due 07/25/2047 ~		37	31
1.984% due 10/25/2046 ^~		413	355
2.094% due 06/25/2046 •		2,867	2,621
2.104% due 02/25/2046 •		247	222
2.119% due 02/27/2034 •		34	33
2.152% due 08/25/2046 ~		4,567	4,070
2.304% due 11/25/2042 •		17	16
2.359% due 12/25/2046 •		310	295
2.569% due 01/25/2037 ^~		531	475
2.604% due 10/25/2046 •		57	52
2.739% due 12/25/2036 ^~		157	141
3.221% due 06/25/2037 ^~		1,253	1,152
3.624% due 12/25/2045 •		2,485	2,355
3.664% due 10/25/2045 •		13	12
3.724% due 01/25/2045 ~		85	79

Washington Mutual Mortgage Pass-Through Certificates Trust
1.854% due 02/25/2047 ^•		174	151
6.000% due 07/25/2036		1,303	974

Wells Fargo Alternative Loan Trust
3.589% due 07/25/2037 ^~		1,836	1,631
6.250% due 07/25/2037 ^		108	92

Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		362	354

Total Non-Agency Mortgage-Backed Securities (Cost $102,134)			100,530

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 28.2%

ACE Securities Corp. Home Equity Loan Trust
3.699% due 12/25/2035 •		$4,500	$4,292
4.884% due 10/25/2032 •		0	1

Arbor Realty Commercial Real Estate Notes Ltd.
5.245% due 05/15/2037 •		2,700	2,670
5.745% due 05/15/2037 •		2,700	2,669

Argent Securities Trust
3.194% due 09/25/2036 •		82	28

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.402% due 01/25/2034 ~		128	120
3.904% due 02/25/2034 •		752	705

Asset-Backed Funding Certificates Trust
3.304% due 01/25/2037 ~		2,629	1,600
4.134% due 03/25/2034 ^•		1,654	1,582

Asset-Backed Securities Corp. Home Equity Loan Trust
3.664% due 03/25/2036 •		11,443	9,455
4.044% due 07/25/2035 •		90	90

Bear Stearns Asset-Backed Securities Trust
3.404% due 08/25/2036 •		790	761
3.624% due 06/25/2036 •		711	709
4.104% due 10/25/2035 ~		1,048	1,010

Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •		2,000	1,965
4.012% due 10/15/2030 ~		3,300	3,160

Black Diamond CLO DAC
1.301% due 05/15/2032 •	EUR	3,700	3,529

CarNow Auto Receivables Trust
3.440% due 07/15/2024		$439	436

Carrington Mortgage Loan Trust
3.344% due 02/25/2037 •		399	372

Citigroup Mortgage Loan Trust
3.234% due 12/25/2036 ~		370	151
3.404% due 09/25/2036 •		2,908	2,189
3.984% due 09/25/2035 ^~		4,687	4,396

Countrywide Asset-Backed Certificates
3.584% due 01/25/2046 ^~		8,525	8,015

Countrywide Asset-Backed Certificates Trust
3.224% due 07/25/2037 ^•		1,081	1,061
3.284% due 06/25/2037 ^•		2,294	2,297
3.334% due 06/25/2047 ~		1,803	1,723
3.364% due 12/25/2046 •		1,229	1,131
3.374% due 10/25/2047 •		2,900	2,523
3.484% due 08/25/2036 •		35	35
3.604% due 12/25/2036 ^~		5,181	4,856
3.669% due 05/25/2036 ~		1,358	1,313
3.684% due 06/25/2036 •		24	23
4.209% due 12/25/2034 ~		4	4

Credit-Based Asset Servicing & Securitization Trust
3.204% due 11/25/2036 •		20	10

Fremont Home Loan Trust
3.144% due 01/25/2037 •		11	5
3.744% due 01/25/2036 •		59	57

Gallatin CLO Ltd.
4.162% due 07/15/2031 ~		2,700	2,555

GoldenTree Loan Management EUR CLO DAC
0.947% due 01/20/2032 ~	EUR	14,200	13,460

GSAA Home Equity Trust
3.324% due 06/25/2036 •		$71	17

GSAMP Trust
3.174% due 01/25/2037 •		2,346	1,465
3.214% due 12/25/2046 ~		1,455	819
3.234% due 12/25/2046 ~		33	17
3.314% due 01/25/2037 •		4,200	3,605

Halseypoint CLO Ltd.
4.150% due 07/20/2031 •		1,300	1,272

Harvest CLO DAC
1.040% due 07/15/2031	EUR	800	721

Home Equity Asset Trust
4.684% due 12/25/2034 ~		$985	970

HSI Asset Securitization Corp. Trust
3.304% due 12/25/2036 •		955	267
3.549% due 03/25/2036 •		10,337	9,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
3.384% due 07/25/2036 •		$68	$34
3.384% due 03/25/2037 •		298	278

Jubilee CLO DAC
0.650% due 04/15/2031 •	EUR	1,000	933

KKR CLO Ltd.
3.680% due 07/18/2030 •		$2,050	2,011
3.890% due 01/16/2028 •		2,500	2,453
4.340% due 07/18/2030 ~		3,700	3,590

LCM LP
4.238% due 07/19/2027 ~		3,100	3,008

LendingClub Receivables Trust
3.750% due 01/15/2027		1,682	1,656
3.750% due 12/15/2045		948	934
4.000% due 08/15/2025		1,017	1,007

Long Beach Mortgage Loan Trust
3.524% due 02/25/2036 •		147	143
3.644% due 10/25/2034 •		17	16
3.734% due 04/25/2035 •		105	104

M360 Ltd.
5.302% due 11/22/2038 •		2,700	2,658

Madison Park Euro Funding DAC
0.800% due 07/15/2032 ~	EUR	1,800	1,694

Man GLG Euro CLO DAC
0.680% due 10/15/2030 ~		796	763

Marlette Funding Trust
5.180% due 11/15/2032		$4,500	4,483
5.950% due 11/15/2032		2,000	1,956

MASTR Asset-Backed Securities Trust
3.404% due 10/25/2036 ~		322	177
3.564% due 03/25/2036 ~		48	35

MF1 Ltd.
4.034% due 02/19/2037 ~		5,900	5,700
4.443% due 10/16/2036 •		4,600	4,428
4.743% due 10/16/2036 •		4,600	4,371
5.674% due 06/19/2037 •		11,800	11,546

MFA Trust
2.363% due 03/25/2060 þ		566	543

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 ~		3,323	1,366
3.214% due 01/25/2037 •		263	132
3.214% due 02/25/2037 •		912	816
3.334% due 03/25/2037 •		2,753	1,296
3.364% due 08/25/2036 •		443	242
4.014% due 11/25/2034 •		165	161
4.014% due 07/25/2035 •		193	188

Morgan Stanley Home Equity Loan Trust
3.254% due 04/25/2037 ~		1,769	998

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •		38	13
6.465% due 09/25/2046 ^þ		760	310

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.414% due 10/25/2036 ^•		168	39

NovaStar Mortgage Funding Trust
3.214% due 03/25/2037 •		5,145	3,496
3.404% due 10/25/2036 •		238	140

OAK Hill European Credit Partners DAC
0.777% due 01/20/2032 ~		1,878	1,798

Oaktree CLO Ltd.
3.830% due 10/20/2032 •		3,300	3,178

Option One Mortgage Loan Trust Asset-Backed Certificates
3.819% due 11/25/2035 •		6,767	5,723

Ownit Mortgage Loan Trust
3.984% due 10/25/2036 ^~		34	31

OZLM Ltd.
4.160% due 07/20/2032 ~		2,500	2,410
4.410% due 07/20/2032 •		1,500	1,415

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,985	1,906
4.970% due 01/15/2030		2,312	2,292
6.060% due 03/15/2030		10,300	10,204

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.059% due 07/25/2035 •		$3,200	$2,606
4.809% due 02/25/2035 •		3,359	3,001

PRET LLC
1.744% due 07/25/2051 þ		1,549	1,426
2.487% due 07/25/2051 þ		5,938	5,552
5.240% due 04/25/2052 þ		3,223	3,112
5.927% due 06/25/2052 þ		5,350	5,253

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		1,147	1,114
5.380% due 11/25/2030		4,300	4,245

Residential Asset Mortgage Products Trust
3.759% due 11/25/2035 ~		214	209
4.149% due 05/25/2035 •		2,000	1,889

Residential Asset Securities Corp. Trust
3.714% due 10/25/2035 •		123	122

Securitized Asset-Backed Receivables LLC Trust
3.584% due 05/25/2036 ~		8,396	4,761
3.804% due 10/25/2035 •		304	269

Segovia European CLO DAC
0.927% due 07/20/2032 ~	EUR	3,050	2,884

SG Mortgage Securities Trust
3.444% due 02/25/2036 •		$9,071	5,359

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,845	2,655

Soundview Home Loan Trust
3.164% due 06/25/2037 ~		63	45
3.284% due 06/25/2037 ~		116	83
3.344% due 02/25/2037 •		146	42
3.549% due 02/25/2036 ~		169	159

Specialty Underwriting & Residential Finance Trust
3.684% due 12/25/2036 ~		985	926

Starwood Mortgage Trust
4.085% due 11/15/2038 •		9,100	8,784

Structured Asset Investment Loan Trust
3.804% due 06/25/2035 •		1,531	1,528

Structured Asset Securities Corp. Mortgage Loan Trust
3.244% due 03/25/2036 ~		1,577	1,464
3.504% due 02/25/2037 •		1,802	1,757

Symphony Static CLO Ltd.
3.613% due 10/25/2029 •		1,424	1,386

Theorem Funding Trust
1.850% due 02/15/2028		2,242	2,186

TIAA CLO Ltd.
4.410% due 01/20/2032 •		6,900	6,465

Toro European CLO DAC
0.920% due 01/12/2032 ~	EUR	12,200	11,548

Towd Point Mortgage Trust
4.084% due 05/25/2058 ~		$1,268	1,246

WaMu Asset-Backed Certificates WaMu Trust
3.324% due 05/25/2037 •		488	423

Total Asset-Backed Securities (Cost $287,504)			274,594

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$2,282	$428
1.000% due 07/09/2029		288	56
1.500% due 07/09/2035 þ		3,354	620
3.500% due 07/09/2041 þ		8,905	1,919
15.500% due 10/17/2026	ARS	3,616	3

Russia Government International Bond
4.250% due 06/23/2027 ^(d)		$200	100
5.250% due 06/23/2047 ^(d)		200	100

Total Sovereign Issues (Cost $7,621)			3,226

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

CaixaBank SA
6.750% due 06/13/2024 •(h)(i)		400,000	361

JPMorgan Chase & Co.
6.276% (US0003M + 3.470%) due 01/30/2023 ~(h)		1,436,000	1,431

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)		780,500	704

Truist Financial Corp.
4.950% due 09/01/2025 •(h)		1,300,000	1,247

Total Preferred Securities (Cost $4,142)			3,743

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 56.6%

COMMERCIAL PAPER 1.5%

Brookfield U.S. Holdings, Inc.
3.816% due 11/03/2022		$3,900	3,888

Crown Castle International Corp.
4.102% due 11/02/2022		4,500	4,484

International Flavors & Fragrances, Inc.
4.069% due 10/21/2022		2,600	2,595

Verizon Communications, Inc.
3.563% due 11/08/2022		1,600	1,594
3.563% due 11/09/2022		2,400	2,390

			14,951

REPURCHASE AGREEMENTS (j) 31.8%
			309,167

SHORT-TERM NOTES 5.3%

Federal Home Loan Bank
2.970% due 01/03/2023 - 01/25/2023 •		38,700	38,705
2.980% due 01/24/2023 •		10,600	10,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~		$2,100	$2,095

			51,401

JAPAN TREASURY BILLS 1.0%
(0.244)% due 01/11/2023 (b)(e)(f)	JPY	1,460,000	10,095

U.S. TREASURY BILLS 17.0%
2.754% due 10/18/2022 - 12/08/2022 (e)(f)(l)(n)		$166,000	165,390

Total Short-Term Instruments (Cost $551,024)			551,004

Total Investments in Securities (Cost $1,164,584)			1,114,091

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		4,511	44

Total Short-Term Instruments (Cost $44)			44

Total Investments in Affiliates (Cost $44)			44

Total Investments 114.5% (Cost $1,164,628)			$1,114,135

Financial Derivative Instruments (k)(m) (10.8)% (Cost or Premiums, net $2,697)			(105,028)

Other Assets and Liabilities, net (3.7)%			(35,802)

Net Assets 100.0%			$973,305

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	45

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.950%	09/30/2022	10/03/2022	$4,600	U.S. Treasury Notes 2.000% due 02/15/2025	$(4,692)	$4,600	$4,601
FICC	1.150	09/30/2022	10/03/2022	1,267	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(1,293)	1,267	1,267
	2.970	09/30/2022	10/03/2022	14,800	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(15,096)	14,800	14,804
	2.930	09/30/2022	10/03/2022	143,500	U.S. Treasury Notes 1.250% - 2.875% due 5/15/2028 - 06/30/2028	(146,370)	143,500	143,535
JPS	3.050	09/23/2022	10/18/2022	20,000	U.S. Treasury Notes 0.250% due 05/31/2025	(20,322)	20,000	20,017
NXN	2.970	09/30/2022	10/03/2022	125,000	U.S. Treasury Bonds 3.000% due 02/15/2049	(125,954)	125,000	125,031

Total Repurchase Agreements						$(313,727)	$309,167	$309,255

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$4,601	$0	$0	$4,601	$(4,692)	$(91)
FICC	159,606	0	0	159,606	(162,759)	(3,153)
JPS	20,017	0	0	20,017	(20,322)	(305)
NXN	125,031	0	0	125,031	(125,954)	(923)

Total Borrowings and Other Financing Transactions	$309,255	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	32	$3,586	$(97)	$0	$(12)
U.S. Treasury 30-Year Bond December Futures	12/2022	167	21,110	(1,582)	0	(110)

				$(1,679)	$0	$(122)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	86	$(11,673)	$607	$34	$(83)
Euro-Buxl 30-Year Bond December Futures	12/2022	15	(2,156)	213	45	(17)
U.S. Treasury 2-Year Note December Futures	12/2022	478	(98,177)	1,411	71	0
U.S. Treasury 5-Year Note December Futures	12/2022	612	(65,795)	2,361	163	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	133	(18,221)	1,745	216	0

				$6,337	$529	$(100)

Total Futures Contracts				$4,658	$529	$(222)

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.284%	$ 1,100	$19	$(29)	$(10)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	2,000	(14)	(45)	(59)	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	2,200	(9)	(68)	(77)	3	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375	1,900	21	(47)	(26)	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	5,200	1,035	(510)	525	10	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	EUR 3,000	679	(377)	302	7	0

						$1,731	$(1,076)	$655	$23	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,036	$(111)	$(126)	$(237)	$48	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	(3)	(6)	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,532	(235)	(246)	(481)	103	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	2,400	(199)	(39)	(238)	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	5,346	105	(216)	(111)	0	(2)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	3,200	(140)	14	(126)	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,900	156	(147)	9	2	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	12,700	4	(43)	(39)	1	0

					$(423)	$(806)	$(1,229)	$155	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	24,600	$3,428	$213	$3,641	$82	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		7,100	(1,744)	(33)	(1,777)	0	(88)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		10,100	104	(157)	(53)	0	(2)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	(2,284)	(2,465)	0	(60)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		269,700	0	(20,371)	(20,371)	0	(196)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		24,800	(1,045)	2,949	1,904	47	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		125,800	(4,144)	13,802	9,658	187	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		45,900	1,363	(5,788)	(4,425)	0	(111)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(85)	3,388	3,303	245	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	2,757	2,211	125	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		61,300	(3,632)	(7,401)	(11,033)	0	(228)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	163	982	46	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		52,400	5,629	(8,282)	(2,653)	0	(206)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		68,300	1,764	(13,714)	(11,950)	0	(252)
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		21,700	182	4,241	4,423	76	0
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		57,800	0	11,326	11,326	214	0
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036		5,500	0	1,640	1,640	26	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		19,600	3,999	3,618	7,617	212	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	55,500	1,536	130	1,666	0	(153)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		39,700	(4,329)	(366)	(4,695)	173	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		5,600	738	1,424	2,162	71	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		4,600	633	206	839	64	0

							$4,489	$(12,539)	$(8,050)	$1,568	$(1,296)

Total Swap Agreements							$5,797	$(14,421)	$(8,624)	$1,746	$(1,300)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$529	$1,746	$2,275	$0	$(222)	$(1,401)	$(1,623)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	47

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

(l)

Securities with an aggregate market value of $4,581 and cash of $9,965 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(101) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	DKK	106,287		$14,368	$358	$0
	11/2022	EUR	1,034		1,023	9	(2)
	11/2022		$49,194	EUR	49,137	0	(895)
	01/2023	JPY	1,460,000		$10,210	1	0

BPS	10/2022	CNH	401		58	2	0
	10/2022	GBP	3,862		4,467	155	0
	10/2022		$3,519	CAD	4,641	0	(159)
	11/2022		3,511	ILS	11,974	0	(146)
	11/2022		293	ZAR	4,700	0	(34)

CBK	10/2022	BRL	29,016		$5,516	137	0
	10/2022		$5,369	BRL	29,016	12	(2)
	10/2022		593	DKK	4,440	0	(7)
	11/2022	ILS	18,486		$5,905	705	0
	12/2022		44,807		14,403	1,771	0
	01/2023	BRL	249		47	2	0
	01/2023	ILS	17,597		5,572	597	0

CLY	01/2023		$5,152	ILS	17,489	0	(208)

DUB	12/2022	ILS	800		$253	27	0
	12/2022		$41	ZAR	643	0	(6)

GLM	10/2022	CNH	602		$86	2	0
	11/2022		$1,897	ILS	6,454	0	(78)
	11/2022	ZAR	2,236		$139	16	0
	12/2022		$13,343	ILS	45,381	0	(549)

JPM	10/2022	BRL	28,767		$5,321	0	(12)
	10/2022	CAD	4,663		3,604	228	0
	10/2022	CNH	706		102	3	0
	10/2022		$5,547	BRL	28,767	0	(214)

MBC	11/2022		1,303	EUR	1,305	0	(20)
	05/2023	CNH	539		$80	4	0

MYI	10/2022		$12,275	DKK	94,767	216	0
	10/2022		62	MXN	1,270	1	0
	11/2022	DKK	94,573		$12,276	0	(215)
	11/2022		$1,057	EUR	1,053	0	(22)

SCX	10/2022		950	DKK	7,100	0	(15)

SOG	11/2022	EUR	31,472		$32,371	1,436	0

UAG	10/2022	HKD	3,827		488	0	0
	10/2022	TRY	2,864		170	20	0
	11/2022	EUR	75,234		77,380	3,427	0

Total Forward Foreign Currency Contracts						$9,129	$(2,584)

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	120,100	$1,153	$4,900

Total Purchased Options							$1,153	$4,900

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	240,300	$ (1,153)	$(6,485)

Total Written Options							$ (1,153)	$(6,485)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	12,371	$(3,100)	$3,143	$43	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	ERAUSLT Index	172,430	3.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	$	67,632	$0	$(158)	$0	$(158)
	Receive	ERAUSLT Index	122,060	3.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023		47,876	0	(72)	0	(72)

CBK	Receive	ERAUSLT Index	119,640	3.440% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023		53,451	0	(7,039)	0	(7,039)
	Receive	ERAUSLT Index	82,430	3.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023		32,331	0	(85)	0	(85)
	Receive	ERAUSLT Index	331,324	3.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023		129,955	0	(340)	0	(340)

HUS	Receive	ERAUSLT Index	622,248	3.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/16/2022		284,784	0	(44,096)	0	(44,096)

JPM	Receive	ERAUSLT Index	636,770	3.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023		294,570	0	(48,150)	0	(48,150)
	Receive	ERAUSLT Index	11,189	3.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023		4,389	0	(4)	0	(4)
	Receive	ERAUSLT Index	145,911	3.410% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/05/2023		67,233	0	(10,502)	0	(10,502)

RBC	Receive	ERAUSLT Index	2,597	3.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023		1,019	0	(3)	0	(3)

UAG	Receive	ERAUSLT Index	255,646	3.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023		100,272	0	(234)	0	(234)

									$0	$(110,683)	$0	$(110,683)

Total Swap Agreements									$(3,100)	$(107,540)	$43	$(110,683)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	49

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$368	$0	$43	$411	$(897)	$0	$0	$(897)	$(486)	$696	$210
BPS	157	0	0	157	(339)	0	(230)	(569)	(412)	8,994	8,582
CBK	3,224	0	0	3,224	(9)	0	(7,464)	(7,473)	(4,249)	16,909	12,660
CLY	0	0	0	0	(208)	0	0	(208)	(208)	0	(208)
DUB	27	0	0	27	(6)	0	0	(6)	21	(6)	15
GLM	18	0	0	18	(627)	0	0	(627)	(609)	562	(47)
HUS	0	0	0	0	0	0	(44,096)	(44,096)	(44,096)	41,372	(2,724)
JPM	231	0	0	231	(226)	0	(58,656)	(58,882)	(58,651)	55,375	(3,276)
MBC	4	0	0	4	(20)	0	0	(20)	(16)	0	(16)
MYI	217	0	0	217	(237)	0	0	(237)	(20)	0	(20)
NGF	0	4,900	0	4,900	0	(6,485)	0	(6,485)	(1,585)	1,486	(99)
RBC	0	0	0	0	0	0	(3)	(3)	(3)	31	28
SCX	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
SOG	1,436	0	0	1,436	0	0	0	0	1,436	(1,470)	(34)
UAG	3,447	0	0	3,447	0	0	(234)	(234)	3,213	4,231	7,444

Total Over the Counter	$9,129	$4,900	$43	$14,072	$(2,584)	$(6,485)	$(110,683)	$(119,752)

(n)

Securities with an aggregate market value of $129,655 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$529	$529
Swap Agreements	0	178	0	0	1,568	1,746

	$0	$178	$0	$0	$2,097	$2,275

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,129	$0	$9,129
Purchased Options	0	0	0	0	4,900	4,900
Swap Agreements	0	43	0	0	0	43

	$0	$43	$0	$9,129	$4,900	$14,072

	$0	$221	$0	$9,129	$6,997	$16,347

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$222	$222
Swap Agreements	0	4	0	0	1,397	1,401

	$0	$4	$0	$0	$1,619	$1,623

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,584	$0	$2,584
Written Options	0	0	0	0	6,485	6,485
Swap Agreements	0	0	110,683	0	0	110,683

	$0	$0	$110,683	$2,584	$6,485	$119,752

	$0	$4	$110,683	$2,584	$8,104	$121,375

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28,083	$28,083
Swap Agreements	0	(6,218)	0	0	(23,820)	(30,038)

	$0	$(6,218)	$0	$0	$4,263	$(1,955)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,311	$0	$17,311
Written Options	0	362	0	0	0	362
Swap Agreements	0	301	(97,060)	0	0	(96,759)

	$0	$663	$(97,060)	$17,311	$0	$(79,086)

	$0	$(5,555)	$(97,060)	$17,311	$4,263	$(81,041)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(5,734)	$(5,734)
Swap Agreements	0	463	0	0	22,171	22,634

	$0	$463	$0	$0	$16,437	$16,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,580	$0	$2,580
Purchased Options	0	0	0	0	2,277	2,277
Written Options	0	(182)	0	0	(3,527)	(3,709)
Swap Agreements	0	3,142	(153,612)	0	0	(150,470)

	$0	$2,960	$(153,612)	$2,580	$(1,250)	$(149,322)

	$0	$3,423	$(153,612)	$2,580	$15,187	$(132,422)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,200	$0	$93,200
Industrials	0	36,722	0	36,722
Utilities	0	3,903	0	3,903
Municipal Bonds & Notes
California	0	611	0	611
Illinois	0	170	0	170
U.S. Government Agencies	0	24,385	0	24,385
U.S. Treasury Obligations	0	22,003	0	22,003
Non-Agency Mortgage-Backed Securities	0	100,530	0	100,530
Asset-Backed Securities	0	274,594	0	274,594

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Sovereign Issues	$0	$3,226	$0	$3,226
Preferred Securities
Banking & Finance	0	3,743	0	3,743
Short-Term Instruments
Commercial Paper	0	14,951	0	14,951
Repurchase Agreements	0	309,167	0	309,167
Short-Term Notes	0	51,401	0	51,401
Japan Treasury Bills	0	10,095	0	10,095
U.S. Treasury Bills	0	165,390	0	165,390

	$0	$1,114,091	$0	$1,114,091

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	51

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)	September 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44	$0	$0	$44

Total Investments	$44	$1,114,091	$0	$1,114,135

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	79	2,196	0	2,275
Over the counter	0	14,072	0	14,072

	$79	$16,268	$0	$16,347

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(100)	$(1,422)	$0	$(1,522)
Over the counter	0	(119,752)	0	(119,752)

	$(100)	$(121,174)	$0	$(121,274)

Total Financial Derivative Instruments	$(21)	$(104,906)	$0	$(104,927)

Totals	$23	$1,009,185	$0	$1,009,208

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS EMG Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.4%

CORPORATE BONDS & NOTES 2.8%

BANKING & FINANCE 2.3%

Bank of America Corp.
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		$200	$199

Equinix, Inc.
1.550% due 03/15/2028		200	161

General Motors Financial Co., Inc.
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	597

Goldman Sachs Group, Inc.
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	199

GSPA Monetization Trust
6.422% due 10/09/2029		640	616

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	281

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	15,876	1,523

UBS Group AG
4.751% due 05/12/2028 •		$500	470

VICI Properties LP
4.750% due 02/15/2028		200	184

			4,230

INDUSTRIALS 0.5%

DAE Funding LLC
1.625% due 02/15/2024		500	469

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	86
4.279% due 03/15/2032		400	330

			885

Total Corporate Bonds & Notes (Cost $6,044)			5,115

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		80	83

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		70	80

Total Municipal Bonds & Notes (Cost $148)			163

U.S. GOVERNMENT AGENCIES 0.8%

Fannie Mae
2.348% due 01/25/2031 ~(a)		2,312	253
3.434% due 07/25/2037 •		12	12
3.464% due 07/25/2037 •		22	22
3.484% due 09/25/2035 •		41	41
3.804% due 06/25/2037 ~		157	158

Freddie Mac
3.368% due 07/15/2041 ~		117	117
3.518% due 08/15/2037 ~		137	137
3.528% due 10/15/2037 •		22	22
3.538% due 05/15/2037 ~		79	79
3.538% due 09/15/2037 •		84	84

Ginnie Mae
2.192% due 08/20/2047 •		577	562

U.S. Small Business Administration
6.220% due 12/01/2028		5	5

Total U.S. Government Agencies (Cost $1,521)			1,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	$2,039	$1,852

Total U.S. Treasury Obligations (Cost $1,977)		1,852

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.0%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	432	369

AREIT Trust
3.534% due 01/16/2037 •	770	741

BAMLL Commercial Mortgage Securities Trust
4.718% due 03/15/2037 •	1,000	992

Banc of America Funding Trust
3.103% due 02/20/2035 ~	31	30

Banc of America Mortgage Trust
3.316% due 06/25/2035 ~	16	14

Bear Stearns ALT-A Trust
3.404% due 08/25/2036 •	1,237	1,077

BX Commercial Mortgage Trust
4.685% due 01/17/2039 •	1,000	962

Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•	87	81
6.170% due 09/25/2062 þ	997	979

Colony Mortgage Capital Ltd.
3.947% due 11/15/2038 •	1,000	959

Countrywide Alternative Loan Trust
3.484% due 05/25/2036 ~	253	225

Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	8	7
6.000% due 07/25/2036	869	508
6.500% due 12/25/2037	1,293	613

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	802	552

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	1,200	1,084

DBGS Mortgage Trust
3.798% due 06/15/2033 ~	600	569

Downey Savings & Loan Association Mortgage Loan Trust
3.813% due 09/19/2044 •	85	77

First Horizon Mortgage Pass-Through Trust
3.773% due 10/25/2035 ^~	249	238

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •	1,200	1,205

GS Mortgage Securities Corp. Trust
3.738% due 07/15/2025 •	640	622

GSR Mortgage Loan Trust
3.205% due 09/25/2035 ~	19	19

HarborView Mortgage Loan Trust
3.493% due 01/19/2036 •	1,655	1,037
3.673% due 06/20/2035 •	370	339

Hilton Orlando Trust
4.018% due 12/15/2034 •	900	865

HomeBanc Mortgage Trust
3.704% due 03/25/2035 •	506	429

Impac CMB Trust
3.724% due 03/25/2035 •	351	325

IndyMac INDX Mortgage Loan Trust
3.604% due 06/25/2035 •	106	86

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	800	783

JP Morgan Mortgage Trust
3.961% due 08/25/2035 ^~	70	60
5.750% due 01/25/2036 ^	11	5

Lehman Mortgage Trust
3.734% due 11/25/2036 •	1,041	544

Lehman XS Trust
3.534% due 08/25/2046 •	1,522	1,461

Merrill Lynch Mortgage Investors Trust
3.844% due 09/25/2035 ^~	89	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
2.720% due 07/25/2035 ~		$241	$215
6.315% due 06/25/2036 þ		3,074	970

New York Mortgage Trust
5.250% due 07/25/2062 «þ		588	561

PRET LLC
6.559% due 08/25/2052 «þ		1,076	1,065

Prime Mortgage Trust
6.000% due 06/25/2036 ^		28	27

Residential Accredit Loans, Inc. Trust
3.444% due 09/25/2036 ~		1,065	970
3.584% due 08/25/2035 ^~		1,728	1,227
4.208% due 12/25/2035 ^~		1,412	1,168

Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		2,835	1,017

RESIMAC Bastille Trust
3.483% due 12/05/2059 •		162	162

Sequoia Mortgage Trust
3.553% due 07/20/2034 ~		483	433

Structured Adjustable Rate Mortgage Loan Trust
5.384% due 12/25/2037 ^•		1,628	1,421

Taurus UK DAC
2.811% due 05/17/2031 •	GBP	596	639

WaMu Mortgage Pass-Through Certificates Trust
2.604% due 10/25/2046 •		$2,001	1,808
2.604% due 11/25/2046 ~		1,541	1,371
2.643% due 01/25/2037 ^~		179	153
3.077% due 12/25/2036 ^~		104	92
3.221% due 06/25/2037 ^~		940	864
3.285% due 02/25/2037 ^~		451	420

Washington Mutual Mortgage Pass-Through Certificates Trust
4.050% due 09/25/2036 þ		2,330	700

Total Non-Agency Mortgage-Backed Securities (Cost $36,168)			33,215

ASSET-BACKED SECURITIES 23.4%

American Money Management Corp. CLO Ltd.
3.813% due 04/25/2031 ~		500	490

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		500	488

BHG Securitization Trust
5.930% due 10/17/2035 «		1,100	1,083

BlueMountain CLO Ltd.
3.592% due 07/15/2031 •		500	490

Capital Four U.S. CLO Ltd.
5.814% due 10/20/2030 •		600	590

CarNow Auto Receivables Trust
3.440% due 07/15/2024		55	54

Carvana Auto Receivables Trust
3.247% due 09/11/2023		500	500
5.640% due 01/15/2026		500	496

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		1,081	581

CLNC Ltd.
4.383% due 08/20/2035 •		484	477

Countrywide Asset-Backed Certificates
3.564% due 04/25/2037 •		834	694

Countrywide Asset-Backed Certificates Trust
3.664% due 08/25/2036 •		6	6

CQS U.S. CLO Ltd.
6.747% due 07/20/2031 •		600	601

Exeter Automobile Receivables Trust
2.871% due 08/15/2023		607	607

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036 «	EUR	1,300	1,224

First Investors Auto Owner Trust
4.280% due 01/15/2025		$267	267

Foursight Capital Automobile Receivables Trust
3.312% due 08/15/2023		476	476

FREED ABS Trust
4.500% due 08/20/2029		557	555

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	53

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
3.224% due 01/25/2037 •	$2,159	$1,211

GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023	232	232
3.550% due 01/15/2026	700	693

GoldenTree Loan Management U.S. CLO Ltd.
5.000% due 07/20/2035 ~	1,000	960

Greystone Commercial Real Estate Notes Ltd.
3.998% due 09/15/2037 •	900	890

GSAA Home Equity Trust
3.484% due 03/25/2037 ~	4,917	1,624
5.995% due 03/25/2046 ^~	4,808	2,078

GSRPM Mortgage Loan Trust
3.984% due 03/25/2035 •	3,189	3,049

IXIS Real Estate Capital Trust
3.484% due 03/25/2036 ^•	662	361

LCCM Trust
4.018% due 12/13/2038 ~	1,100	1,079

LendingClub Receivables Trust
3.750% due 01/15/2027	234	230
3.750% due 12/15/2045	135	133
4.000% due 08/15/2025	142	141

LoanCore Issuer Ltd.
4.118% due 11/15/2038 •	1,100	1,062

M360 Ltd.
4.552% due 11/22/2038 ~	900	882

Marlette Funding Trust
5.180% due 11/15/2032	600	598
5.950% due 11/15/2032	400	391

MASTR Specialized Loan Trust
4.209% due 11/25/2035 •	2,163	2,040

MF1 LLC
5.659% due 09/17/2037 ~	500	495

MF1 Ltd.
4.039% due 07/16/2036 •	600	582
4.073% due 10/16/2036 •	600	576
5.674% due 06/19/2037 •	1,500	1,468

Morgan Stanley ABS Capital, Inc. Trust
3.164% due 11/25/2036 •	1,407	876
3.264% due 03/25/2037 •	3,212	1,512

Octagon 66 Ltd.
5.245% due 08/16/2033 •	1,500	1,442

Option One Mortgage Loan Trust
3.304% due 05/25/2037 •	1,540	1,002

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	277	275
6.060% due 03/15/2030	1,800	1,783

PRET LLC
5.240% due 04/25/2052 þ	368	356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	$478	$464
5.380% due 11/25/2030	600	592

Santander Drive Auto Receivables Trust
0.510% due 08/15/2025	834	829

Securitized Asset-Backed Receivables LLC Trust
3.564% due 07/25/2036 ~	1,057	502

Specialty Underwriting & Residential Finance Trust
3.384% due 09/25/2037 ~	1,038	746

Theorem Funding Trust
1.850% due 02/15/2028	311	304
6.060% due 12/15/2028 «	834	834

Upstart Securitization Trust
5.500% due 06/20/2032 «	843	836

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	176	169

Total Asset-Backed Securities (Cost $47,808)		42,976

SOVEREIGN ISSUES 0.3%

Argentina Government International Bond
0.500% due 07/09/2030 þ	1,681	297
1.500% due 07/09/2035 þ	1,103	207

Total Sovereign Issues (Cost $1,240)		504

SHORT-TERM INSTRUMENTS 63.0%

COMMERCIAL PAPER 2.2%

Brookfield U.S. Holdings, Inc.
3.816% due 11/03/2022	800	798

Crown Castle International Corp.
3.560% due 10/11/2022	900	899

Fiserv, Inc.
3.466% due 10/12/2022	1,150	1,149

Quanta Services, Inc.
3.456% due 10/11/2022	600	599

Verizon Communications, Inc.
3.563% due 11/07/2022	700	697

		4,142

REPURCHASE AGREEMENTS (g) 28.6%
		52,635

SHORT-TERM NOTES 3.0%

AmeriCredit Automobile Receivables Trust
2.192% due 06/19/2023	292	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
2.764% due 06/20/2023		$1,091	$1,088

Federal Home Loan Bank
2.970% due 12/29/2022 •		4,100	4,100

			5,480

JAPAN TREASURY BILLS 1.0%
(0.244)% due 01/11/2023 (b)(c)(d)	JPY	260,000	1,798

U.S. TREASURY BILLS 22.6%
2.699% due 10/18/2022 - 12/01/2022 (c)(d)(j)		$41,800	41,685

U.S. TREASURY CASH MANAGEMENT BILLS 5.6%
3.642% due 01/17/2023 (d)(e)(j)		10,500	10,395

Total Short-Term Instruments (Cost $116,136)			116,135

Total Investments in Securities (Cost $211,042)			201,452

		SHARES
INVESTMENTS IN AFFILIATES 4.8%

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short Asset Portfolio		104,166	1,019

PIMCO Short-Term Floating NAV Portfolio III		801,955	7,786

Total Short-Term Instruments (Cost $8,947)			8,805

Total Investments in Affiliates (Cost $8,947)			8,805

Total Investments 114.2% (Cost $219,989)			$210,257

Financial Derivative Instruments (h)(i) (10.7)% (Cost or Premiums, net $122)			(19,693)

Other Assets and Liabilities, net (3.5)%			(6,521)

Net Assets 100.0%			$184,043

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BSN	2.960%	09/30/2022	10/03/2022	$51,500	U.S. Treasury Notes 1.250% due 04/30/2028	$(52,299)	$51,500	$51,513
FICC	1.150	09/30/2022	10/03/2022	1,135	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(1,158)	1,135	1,135

Total Repurchase Agreements						$(53,457)	$52,635	$52,648

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$51,513	$0	$0	$51,513	$(52,299)	$(786)
FICC	1,135	0	0	1,135	(1,158)	(23)

Total Borrowings and Other Financing Transactions	$52,648	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index December Futures	12/2022	17	$	3,061	$(416)	$0	$(45)
U.S. Treasury 2-Year Note December Futures	12/2022	65		13,350	(225)	0	(10)
U.S. Treasury 10-Year Note December Futures	12/2022	119		13,335	(673)	0	(46)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	61		8,357	(643)	0	(99)

					$(1,957)	$0	$(200)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	7	$	(950)	$44	$3	$(7)
Euro-Buxl 30-Year Bond December Futures	12/2022	2		(287)	25	6	(2)
U.S. Treasury 5-Year Note December Futures	12/2022	75		(8,063)	110	20	0
U.S. Treasury 30-Year Bond December Futures	12/2022	76		(9,607)	733	50	0

					$912	$79	$(9)

Total Futures Contracts					$(1,045)	$79	$(209)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	55

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	1.957%	$200	$(1)	$(6)	$(7)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375	400	4	(9)	(5)	1	0

						$3	$(15)	$(12)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$27,200	$171	$(154)	$17	$3	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	20,700	(5)	(59)	(64)	2	0

					$166	$(213)	$(47)	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	3,400	$(460)	$(43)	$(503)	$0	$(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	5	75	4	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	17,100	(22)	(3)	(25)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		17,100	(8)	33	25	2	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,100	(23)	(2)	(25)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,100	(7)	32	25	1	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		11,500	1	19	20	1	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		11,500	(19)	(1)	(20)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		34,200	11	56	67	3	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		34,200	(64)	(3)	(67)	0	(3)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	$	9,300	(457)	767	310	23	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		5,750	1,128	1,107	2,235	62	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	12,100	335	28	363	0	(33)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		6,400	(624)	(133)	(757)	11	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		1,200	219	0	219	0	(2)
Pay	CPURNSA	2.487	Maturity	12/07/2051	$	1,800	10	(44)	(34)	0	(10)

							$90	$1,818	$1,908	$107	$(64)

Total Swap Agreements							$259	$1,590	$1,849	$113	$(64)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$79	$131	$210	$0	$(209)	$ (64)	$(273)

Cash of $3,478 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $18 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	EUR	61		$59	$0	$(1)
	12/2022	CNY	1,344		195	6	0
	12/2022		$439	KRW	609,328	0	(16)
	01/2023	JPY	260,000		$1,818	0	0

BPS	10/2022	BRL	1,251		231	0	(1)
	10/2022	CAD	46		35	2	0
	10/2022	GBP	578		669	23	0
	10/2022		$241	BRL	1,251	0	(9)
	10/2022		59	CLP	56,463	0	0
	10/2022		132	DKK	980	0	(3)
	10/2022		404	MXN	8,172	2	0
	10/2022		142	ZAR	2,189	0	(22)
	11/2022		115	IDR	1,730,843	0	(2)
	11/2022		571	INR	45,585	0	(14)
	11/2022		251	THB	9,369	0	(2)
	11/2022		215	ZAR	3,420	0	(26)
	11/2022	ZAR	5,613		$361	52	0
	12/2022	CNH	1,001		145	4	0
	12/2022	MXN	8,172		397	0	(2)
	12/2022		$145	CNY	1,000	0	(4)

BRC	10/2022		88	MYR	403	0	(2)

CBK	10/2022	BRL	2,290		$435	11	0
	10/2022	CLP	56,463		64	5	0
	10/2022	ILS	200		64	8	0
	10/2022	MXN	9,608		460	0	(16)
	10/2022		$442	BRL	2,290	0	(17)
	10/2022		9	PLN	43	0	(1)
	11/2022	EUR	1,152		$1,141	8	0
	11/2022	ILS	1,301		417	51	0
	11/2022		$396	INR	32,118	0	(4)
	11/2022		68	ZAR	1,119	0	(7)
	12/2022	CNH	391		$56	2	0
	12/2022		$62	CLP	56,463	0	(5)
	12/2022		56	CNY	391	0	(2)
	12/2022		311	KRW	435,458	0	(8)
	12/2022		1,927	MXN	39,294	0	0
	12/2022		187	TWD	5,886	0	(2)
	01/2023	BRL	1,038		$198	9	0
	01/2023	ZAR	852		49	2	0
	03/2023		$222	MXN	4,601	0	(1)

CLY	12/2022		218	TWD	6,748	0	(6)

DUB	10/2022	MXN	46,172		$2,216	0	(67)
	12/2022		$10	ZAR	161	0	(1)

GLM	10/2022	DKK	13,250		$1,783	36	0
	10/2022		$150	TRY	2,850	0	0

HUS	11/2022	ZAR	424		$25	2	0

JPM	10/2022	BRL	1,101		215	11	0
	10/2022		$204	BRL	1,101	0	0
	10/2022		121	CNH	839	0	(3)
	11/2022	INR	11,638		$145	3	0
	11/2022		$213	BRL	1,101	0	(11)
	12/2022		138	MXN	2,817	0	0
	12/2022		83	TWD	2,592	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	57

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2022		$150	ZAR	2,679	$0	$(2)
	11/2022	DKK	12,095		$1,593	0	(5)
	12/2022	CNH	505		72	2	0
	12/2022	KRW	157,142		116	7	0
	12/2022		$72	CNY	504	0	(2)
	01/2023		48	ZAR	852	0	(1)
	05/2023		74	CNH	494	0	(4)

MYI	10/2022		744	MXN	15,189	8	0
	10/2022		42	TRY	792	0	0
	10/2022		138	ZAR	2,425	0	(4)
	11/2022	THB	967		$27	1	0
	11/2022		$106	IDR	1,582,919	0	(3)
	11/2022		283	THB	10,341	0	(8)
	12/2022	CNH	228		$33	1	0
	12/2022	CNY	1,017		148	6	0
	12/2022	TWD	1,304		43	2	0
	12/2022		$33	CNY	227	0	(1)

RBC	10/2022		752	HKD	5,902	0	0

SCX	10/2022	CLP	52,437		$56	2	0
	11/2022		$12	IDR	178,302	0	0
	12/2022	CNH	253		$36	1	0
	12/2022	TWD	2,438		81	4	0
	12/2022		$36	CNY	253	0	(1)
	12/2022		14	TWD	423	0	0

SOG	11/2022	EUR	40		$41	2	0

TOR	12/2022	ZAR	102		6	1	0

UAG	10/2022	HKD	1,573		200	0	0
	10/2022	TRY	768		45	5	0
	10/2022		$103	CNH	717	0	(3)
	10/2022		535	HKD	4,200	0	0
	10/2022		64	ILS	200	0	(8)
	10/2022		78	TRY	1,457	0	(1)
	10/2022	ZAR	2,189		$144	23	0
	11/2022	EUR	145		149	7	0
	11/2022		$418	ILS	1,300	0	(52)
	11/2022		167	ZAR	2,617	0	(23)

Total Forward Foreign Currency Contracts						$309	$(375)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	11,200	$108	$457

Total Purchased Options							$108	$457

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	21,700	$(104)	$(586)

Total Written Options							$(104)	$(586)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	2.206%	EUR	700	$162	$(103)	$59	$0

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	1,186	$(303)	$307	$4	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
FBF	Receive	ERAEMLT Index	9,659	3.435% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	$	37,025	$0	$(8,233)	$0	$(8,233)

JPM	Receive	ERAEMLT Index	22,292	4.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023		67,790	0	(186)	0	(186)
	Receive	ERAEMLT Index	21,146	4.060% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023		74,342	0	(11,016)	0	(11,016)

MEI	Receive	ERAEMLT Index	6,290	4.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023		19,128	0	(63)	0	(63)

									$0	$(19,498)	$0	$(19,498)

Total Swap Agreements									$(141)	$(19,294)	$63	$(19,498)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$6	$0	$0	$6	$(17)	$0	$0	$(17)	$(11)	$0	$(11)
BPS	83	0	0	83	(85)	0	0	(85)	(2)	0	(2)
BRC	0	0	4	4	(2)	0	0	(2)	2	0	2
CBK	96	0	0	96	(63)	0	0	(63)	33	0	33
CLY	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
DUB	0	0	0	0	(68)	0	0	(68)	(68)	0	(68)
FBF	0	0	0	0	0	0	(8,233)	(8,233)	(8,233)	8,372	139
GLM	36	0	0	36	0	0	0	0	36	0	36
HUS	2	0	0	2	0	0	0	0	2	0	2
JPM	14	0	59	73	(16)	0	(11,202)	(11,218)	(11,145)	19,035	7,890
MBC	9	0	0	9	(14)	0	0	(14)	(5)	0	(5)
MEI	0	0	0	0	0	0	(63)	(63)	(63)	2,175	2,112
MYI	18	0	0	18	(16)	0	0	(16)	2	9	11
NGF	0	457	0	457	0	(586)	0	(586)	(129)	0	(129)
SCX	7	0	0	7	(1)	0	0	(1)	6	0	6
SOG	2	0	0	2	0	0	0	0	2	0	2
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	35	0	0	35	(87)	0	0	(87)	(52)	0	(52)

Total Over the Counter	$309	$457	$63	$829	$(375)	$(586)	$(19,498)	$(20,459)

(j)

Securities with an aggregate market value of $29,592 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	59

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$79	$79
Swap Agreements	0	6	0	0	125	131

	$0	$6	$0	$0	$204	$210

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$309	$0	$309
Purchased Options	0	0	0	0	457	457
Swap Agreements	0	63	0	0	0	63

	$0	$63	$0	$309	$457	$829

	$0	$69	$0	$309	$661	$1,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$45	$0	$164	$209
Swap Agreements	0	0	0	0	64	64

	$0	$0	$45	$0	$228	$273

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$375	$0	$375
Written Options	0	0	0	0	586	586
Swap Agreements	0	0	19,498	0	0	19,498

	$0	$0	$19,498	$375	$586	$20,459

	$0	$0	$19,543	$375	$814	$20,732

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$228	$0	$(1,712)	$(1,484)
Swap Agreements	0	(268)	0	0	(1,280)	(1,548)

	$0	$(268)	$228	$0	$(2,992)	$(3,032)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$196	$0	$196
Written Options	0	59	0	0	0	59
Swap Agreements	0	48	(16,812)	0	0	(16,764)

	$0	$107	$(16,812)	$196	$0	$(16,509)

	$0	$(161)	$(16,584)	$196	$(2,992)	$(19,541)

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(416)	$0	$(207)	$(623)
Swap Agreements	0	(276)	0	0	2,541	2,265

	$0	$(276)	$(416)	$0	$2,334	$1,642

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$293	$0	$293
Purchased Options	0	0	0	0	212	212
Written Options	0	(32)	0	0	(319)	(351)
Swap Agreements	0	(92)	(22,933)	0	0	(23,025)

	$0	$(124)	$(22,933)	$293	$(107)	$(22,871)

	$0	$(400)	$(23,349)	$293	$2,227	$(21,229)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,230	$0	$4,230
Industrials	0	885	0	885
Municipal Bonds & Notes
Illinois	0	83	0	83
Nebraska	0	80	0	80
U.S. Government Agencies	0	1,492	0	1,492
U.S. Treasury Obligations	0	1,852	0	1,852
Non-Agency Mortgage-Backed Securities	0	31,589	1,626	33,215
Asset-Backed Securities	0	38,999	3,977	42,976
Sovereign Issues	0	504	0	504
Short-Term Instruments
Commercial Paper	0	4,142	0	4,142
Repurchase Agreements	0	52,635	0	52,635
Short-Term Notes	0	5,480	0	5,480
Japan Treasury Bills	0	1,798	0	1,798
U.S. Treasury Bills	0	41,685	0	41,685
U.S. Treasury Cash Management Bills	0	10,395	0	10,395

	$0	$195,849	$5,603	$201,452

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,805	$0	$0	$8,805

Total Investments	$8,805	$195,849	$5,603	$210,257

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	183	0	192
Over the counter	0	829	0	829

	$9	$1,012	$0	$1,021

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(219)	0	(273)
Over the counter	0	(20,459)	0	(20,459)

	$(54)	$(20,678)	$0	$(20,732)

Total Financial Derivative Instruments	$(45)	$(19,666)	$0	$(19,711)

Totals	$8,760	$176,183	$5,603	$190,546

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$1,682	$(36)	$0	$0	$(20)	$0	$0	$1,626	$(20)
Asset-Backed Securities	0	4,173	(122)	0	1	(75)	0	0	3,977	(75)

	$0	$5,855	$(158)	$0	$1	$(95)	$0	$0	$5,603	$(95)

Financial Derivative Instruments - Liabilities
Over the counter	$(154)	$0	$0	$0	$0	$154	$0	$0	$0	$0

Totals	$(154)	$5,855	$(158)	$0	$1	$59	$0	$0	$5,603	$(95)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	61

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)	September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,626	Proxy Pricing	Base Price	96.000-100.000	98.621
Asset-Backed Securities	1,670	Discounted Cash Flow	Discount Rate	6.150-6.500	6.325
	2,307	Proxy Pricing	Base Price	96.860-99.990	98.329

Total	$5,603

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS International Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 109.1%

CORPORATE BONDS & NOTES 2.4%

BANKING & FINANCE 2.0%

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$51	$51

Equinix, Inc.
1.550% due 03/15/2028		100	81

General Motors Financial Co., Inc.
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	497

Goldman Sachs Group, Inc.
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	397

GSPA Monetization Trust
6.422% due 10/09/2029		41	40

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		200	187

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	10,748	1,031

UBS Group AG
4.751% due 05/12/2028 •		$500	470

VICI Properties LP
4.750% due 02/15/2028		100	92

			2,846

INDUSTRIALS 0.4%

DAE Funding LLC
1.625% due 02/15/2024		300	281

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	87
4.279% due 03/15/2032		200	165

			533

Total Corporate Bonds & Notes (Cost $3,982)			3,379

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		5	5

Total Municipal Bonds & Notes (Cost $5)			5

U.S. GOVERNMENT AGENCIES 1.2%

Fannie Mae
0.000% due 08/25/2039 (b)(e)		345	283
2.348% due 01/25/2031 ~(a)		458	50
2.966% due 03/25/2037 ~(a)		157	13
3.016% due 04/25/2037 •(a)		530	44
3.066% due 11/25/2039 •(a)		88	7
3.296% due 03/25/2037 •(a)		223	18
3.316% due 05/25/2037 •(a)		511	40
3.414% due 04/25/2037 •		4	4
3.434% due 07/25/2037 ~		7	7
3.604% due 10/25/2040 •		21	20
3.662% due 11/25/2040 •		3	2
3.706% due 04/25/2037 •(a)		1,045	107
4.116% due 02/25/2037 ~(a)		97	11
4.566% due 07/25/2033 ~(a)		50	5

Freddie Mac
3.118% due 05/15/2037 •		7	7
3.752% due 09/15/2036 •(a)		189	15
4.747% due 02/15/2041 ~		3	2
5.000% due 04/15/2041		251	253
5.225% due 02/15/2040 •		123	103
5.500% due 03/15/2034		132	134
6.858% due 09/15/2041 •		468	383

Ginnie Mae
2.192% due 08/20/2047 •		136	133

U.S. Small Business Administration
5.490% due 03/01/2028		11	11
6.020% due 08/01/2028		84	84

Total U.S. Government Agencies (Cost $2,298)			1,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	$1,937	$1,760

Total U.S. Treasury Obligations (Cost $1,879)		1,760

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.5%

Adjustable Rate Mortgage Trust
3.617% due 01/25/2036 ^~	912	731

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	234	200

AREIT Trust
3.534% due 01/16/2037 •	578	556

Banc of America Funding Trust
3.081% due 09/20/2046 ^~	847	749
3.454% due 06/20/2037 ^~	35	31
6.000% due 08/25/2036 ^	27	24

Banc of America Mortgage Trust
2.566% due 01/25/2035 ~	13	12
2.633% due 02/25/2034 ~	14	13
3.587% due 06/25/2034 ~	18	18
3.998% due 05/25/2033 ~	15	15

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 02/25/2036 •	7	7
3.363% due 08/25/2033 ~	28	27
3.842% due 02/25/2036 ^~	167	155

Chase Mortgage Finance Trust
3.028% due 01/25/2036 ^~	20	18
3.710% due 09/25/2036 ^~	233	199

ChaseFlex Trust
3.384% due 07/25/2037 •	1,635	1,542

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.314% due 05/25/2036 •	341	297

Citigroup Mortgage Loan Trust
3.150% due 10/25/2035 ^~	39	39
3.790% due 09/25/2035 ~	28	28
3.878% due 09/25/2037 ^~	25	22
5.410% due 10/25/2035 •	33	31
6.170% due 09/25/2062 þ	797	782

CitiMortgage Alternative Loan Trust
3.684% due 04/25/2037 ~	291	246
6.000% due 06/25/2037 ^	201	178

Countrywide Alternative Loan Trust
2.504% due 08/25/2035 ~	66	61
2.584% due 01/25/2036 •	238	223
3.203% due 09/20/2046 ~	52	41
3.593% due 11/20/2035 ~	145	131
3.604% due 12/25/2035 •	19	17
3.684% due 08/25/2035 •	797	717
5.500% due 06/25/2025	392	323
5.500% due 11/25/2035 ^	132	86
5.750% due 03/25/2037	292	174
6.000% due 12/25/2035 ^	492	377
6.000% due 05/25/2036 ^	74	36
6.000% due 08/25/2036 ^~	149	94
6.250% due 08/25/2036	1,050	644
7.000% due 10/25/2037	159	63

Countrywide Home Loan Mortgage Pass-Through Trust
3.684% due 05/25/2035 •	144	114
3.744% due 02/25/2035 •	10	9
3.941% due 10/20/2034 ~	39	38
5.750% due 05/25/2037 ^	14	8
6.000% due 01/25/2037 ^	343	184
6.000% due 02/25/2037 ^	370	201

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 06/25/2035 ~	97	92

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	34	28

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	813
3.315% due 06/25/2050 ~	1,059	894

DBGS Mortgage Trust
3.798% due 06/15/2033 ~	500	475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.464% due 02/25/2037 ^•	$1,004	$886
3.584% due 02/25/2035 •	62	60

First Horizon Alternative Mortgage Securities Trust
0.000% due 12/25/2035 ~	100	83
3.163% due 06/25/2036 ^~	665	548

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •	1,000	1,004

GSR Mortgage Loan Trust
3.058% due 11/25/2035 ~	11	10
3.193% due 11/25/2035 ~	53	50
3.529% due 12/25/2034 ~	12	11
3.652% due 07/25/2035 ~	10	9
3.760% due 04/25/2032 •	21	18
4.144% due 09/25/2035 ~	59	56
5.500% due 01/25/2037	37	45

HarborView Mortgage Loan Trust
3.104% due 10/19/2035 •	1,041	618

Hilton Orlando Trust
4.018% due 12/15/2034 •	700	673

Impac CMB Trust
3.724% due 03/25/2035 •	205	190

Impac Secured Assets Trust
3.541% due 07/25/2035 ~	77	68

IndyMac INDX Mortgage Loan Trust
2.808% due 05/25/2035 ~	807	605
3.464% due 09/25/2046 ~	199	176
3.484% due 11/25/2046 ~	1,114	1,031
3.564% due 07/25/2035 •	345	323

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	700	685

JP Morgan Mortgage Trust
2.826% due 06/25/2035 ~	3	2
3.082% due 07/25/2035 ~	42	42
3.188% due 07/27/2037 ~	135	123
3.314% due 07/25/2035 ~	7	7
3.549% due 07/25/2035 ~	182	174
5.750% due 01/25/2036 ^	20	11

Lehman Mortgage Trust
3.734% due 11/25/2036 •	259	135

Lehman XS Trust
3.534% due 08/25/2046 •	537	516

MASTR Adjustable Rate Mortgages Trust
3.819% due 11/21/2034 ~	22	20

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	183	127

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.678% due 08/15/2032 •	69	63

Merrill Lynch Alternative Note Asset Trust
3.304% due 03/25/2037 •	453	136
3.484% due 03/25/2037 •	3,414	1,016
6.000% due 03/25/2037	80	33

Merrill Lynch Mortgage Investors Trust
2.707% due 04/25/2035 ~	16	15
2.734% due 02/25/2036 ~	2	2
3.391% due 05/25/2036 ~	138	125
5.095% due 02/25/2033 •	40	38

Morgan Stanley Mortgage Loan Trust
3.190% due 06/25/2036 ~	7	6
6.000% due 08/25/2036	126	62

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	118	69

New York Mortgage Trust
5.250% due 07/25/2062 «þ	490	467

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ	42	22

NovaStar Mortgage Funding Trust
0.391% due 09/25/2046 ~	1,001	360

PRET LLC
6.559% due 08/25/2052 «þ	783	775

Prime Mortgage Trust
6.000% due 06/25/2036 ^	9	9

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	63

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
3.584% due 08/25/2037 •	$37	$33
6.000% due 01/25/2037 ^	55	45
6.000% due 03/25/2037	137	111

Residential Funding Mortgage Securities, Inc. Trust
3.503% due 04/25/2037 ~	267	214

Sequoia Mortgage Trust
2.057% due 05/20/2034 •	20	20
3.034% due 09/20/2046 ^~	154	110

Structured Adjustable Rate Mortgage Loan Trust
3.265% due 01/25/2035 ~	74	73
3.677% due 08/25/2035 ~	49	29

Structured Asset Mortgage Investments Trust
3.504% due 04/25/2036 •	70	61

SunTrust Adjustable Rate Mortgage Loan Trust
3.315% due 01/25/2037 ^~	157	123

Thornburg Mortgage Securities Trust
1.514% due 03/25/2044 ~	88	86
1.922% due 12/25/2044 ~	137	130
3.118% due 09/25/2037 ~	1	1
6.050% due 06/25/2047 ^•	350	333
6.050% due 06/25/2047 ~	11	11

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •	45	40
2.104% due 02/25/2046 •	89	80
2.152% due 08/25/2046 ~	147	131
2.811% due 01/25/2035 ~	78	74
2.992% due 12/25/2035 ~	301	288
3.221% due 06/25/2037 ^~	65	60
3.226% due 06/25/2037 ^~	193	174
3.453% due 06/25/2033 ~	78	74
3.624% due 12/25/2045 •	26	25
3.635% due 08/25/2035 ~	60	58
3.803% due 10/25/2035 ~	31	29

Washington Mutual Mortgage Pass-Through Certificates Trust
1.854% due 02/25/2047 ^•	1,179	1,021
2.044% due 04/25/2046 •	97	84
3.244% due 09/25/2036 •	739	224
3.584% due 02/25/2036 •	791	661

Wells Fargo Mortgage-Backed Securities Trust
4.441% due 09/25/2036 ^~	7	6

Total Non-Agency Mortgage-Backed Securities (Cost $28,515)		27,676

ASSET-BACKED SECURITIES 25.4%

Aames Mortgage Investment Trust
4.074% due 07/25/2035 ~	851	839

Asset-Backed Securities Corp. Home Equity Loan Trust
3.894% due 06/25/2034 •	1,328	1,225

Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~	25	24
4.134% due 08/25/2037 •	893	807

BHG Securitization Trust
5.320% due 10/17/2035 «	600	598
5.930% due 10/17/2035 «	900	886

Capital Four U.S. CLO Ltd.
5.814% due 10/20/2030 •	500	491

CarNow Auto Receivables Trust
3.440% due 07/15/2024	55	54

Carrington Mortgage Loan Trust
3.830% due 10/20/2029 •	398	394

Chase Funding Trust
3.724% due 08/25/2032 •	39	37

CIFC Funding Ltd.
3.840% due 07/18/2031 ~	500	487

Citigroup Mortgage Loan Trust
3.274% due 05/25/2037 •	1,171	839
3.384% due 10/25/2036 ~	352	232
7.250% due 05/25/2036 þ	154	83

CLNC Ltd.
4.383% due 08/20/2035 •	415	409

Countrywide Asset-Backed Certificates
3.484% due 02/25/2037 •	371	336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
3.304% due 09/25/2037 ^•		$492	$502
3.824% due 08/25/2047 ~		478	459

CQS U.S. CLO Ltd.
6.747% due 07/20/2031 •		500	501

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		2,946	687

Dryden CLO Ltd.
3.562% due 07/15/2031 ~		500	486

EMC Mortgage Loan Trust
4.384% due 02/25/2041 ~		14	14

Encore Credit Receivables Trust
3.819% due 09/25/2035 •		68	67

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036 «	EUR	1,000	941

First Franklin Mortgage Loan Trust
3.244% due 11/25/2036 •		$259	255
3.394% due 09/25/2036 •		188	173
3.804% due 11/25/2035 ~		811	762

First Investors Auto Owner Trust
4.280% due 01/15/2025		233	233

FREED ABS Trust
4.500% due 08/20/2029		418	416

Fremont Home Loan Trust
3.224% due 11/25/2036 •		501	299
3.234% due 10/25/2036 ~		1,603	719
3.819% due 01/25/2035 •		323	314
3.819% due 07/25/2035 ~		11	11

GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		166	165
3.550% due 01/15/2026		600	594

Greystone Commercial Real Estate Notes Ltd.
3.998% due 09/15/2037 •		800	791

GSAA Home Equity Trust
3.184% due 05/25/2037 •		649	261
3.224% due 03/25/2036 ~		308	119
3.635% due 03/25/2036 ~		569	144
3.724% due 04/25/2047 •		613	308
6.795% due 06/25/2036 þ		535	152

GSAMP Trust
3.184% due 12/25/2046 •		222	116
3.214% due 12/25/2046 ~		1,218	686
3.314% due 01/25/2037 •		605	519

Home Equity Mortgage Loan Asset-Backed Trust
3.304% due 04/25/2037 ~		479	380

JP Morgan Mortgage Acquisition Trust
3.294% due 10/25/2036 •		347	342

LCCM Trust
4.018% due 12/13/2038 ~		900	882

LendingClub Receivables Trust
3.750% due 01/15/2027		176	173
3.750% due 12/15/2045		95	93
4.000% due 08/15/2025		100	99

LoanCore Issuer Ltd.
4.118% due 11/15/2038 •		900	869

Madison Park Funding Ltd.
3.589% due 04/22/2027 •		421	415

Marlette Funding Trust
5.180% due 11/15/2032		600	598
5.950% due 11/15/2032		200	196

MF1 Ltd.
4.073% due 10/16/2036 •		400	384
5.674% due 06/19/2037 •		1,300	1,272

Morgan Stanley ABS Capital, Inc. Trust
3.194% due 03/25/2037 •		2,004	943
3.999% due 03/25/2035 ~		223	222

Morgan Stanley Dean Witter Capital, Inc. Trust
4.064% due 02/25/2033 •		202	198

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^þ		379	102

Option One Mortgage Loan Trust
3.224% due 03/25/2037 •		390	268
3.864% due 02/25/2035 ~		718	683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	$414	$397
4.970% due 01/15/2030	185	183
6.060% due 03/15/2030	1,400	1,387

Renaissance Home Equity Loan Trust
4.184% due 09/25/2037 ~	356	173

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	478	464
5.380% due 11/25/2030	500	494

Residential Asset Securities Corp. Trust
3.664% due 06/25/2033 •	122	110

Santander Drive Auto Receivables Trust
0.510% due 08/15/2025	649	645

Saranac CLO Ltd.
4.214% due 11/20/2029 •	402	399

Securitized Asset-Backed Receivables LLC Trust
3.564% due 07/25/2036 ~	793	377
4.044% due 01/25/2036 ^•	518	488

Soundview Home Loan Trust
4.384% due 10/25/2037 ~	734	554

Specialty Underwriting & Residential Finance Trust
3.384% due 06/25/2037 ~	134	83
3.684% due 12/25/2036 ~	656	616

Structured Asset Investment Loan Trust
6.234% due 08/25/2033 ~	420	391

Theorem Funding Trust
1.850% due 02/15/2028	311	304
6.060% due 12/15/2028 «	649	649

Upstart Securitization Trust
5.500% due 06/20/2032 «	750	743

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	88	85

Vibrant CLO Ltd.
3.750% due 09/15/2030 •	500	491
3.830% due 07/20/2032 •	500	486

Total Asset-Backed Securities (Cost $36,991)		36,073

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.500% due 07/09/2030 þ	547	95
1.500% due 07/09/2035 þ	358	67

Total Sovereign Issues (Cost $406)		162

SHORT-TERM INSTRUMENTS 59.3%

COMMERCIAL PAPER 2.4%

Brookfield U.S. Holdings, Inc.
3.816% due 11/03/2022	600	598

Constellation Brands, Inc.
3.987% due 10/25/2022	350	349

Crown Castle International Corp.
3.560% due 10/11/2022	700	699

Fiserv, Inc.
3.466% due 10/12/2022	950	949

Quanta Services, Inc.
3.456% due 10/11/2022	400	400

Verizon Communications, Inc.
3.563% due 11/07/2022	500	498

		3,493

REPURCHASE AGREEMENTS (g) 17.3%
		24,510

SHORT-TERM NOTES 3.2%

AmeriCredit Automobile Receivables Trust
2.192% due 06/19/2023	239	239

Enterprise Fleet Financing LLC
2.764% due 06/20/2023	873	870

Federal Home Loan Bank
2.970% due 12/29/2022 •	3,400	3,400

		4,509

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 2.0%
(0.244)% due 01/11/2023 (c)(d)(e)	JPY	410,000	$2,835

U.S. TREASURY BILLS 34.4%
2.256% due 10/25/2022 - 12/01/2022 (d)(e)(j)		$48,900	48,796

Total Short-Term Instruments (Cost $84,159)			84,143

Total Investments in Securities (Cost $158,235)			154,934

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	8,862	$86

Total Short-Term Instruments (Cost $86)		86

Total Investments in Affiliates (Cost $86)		86

Total Investments 109.2% (Cost $158,321)		$155,020

Financial Derivative Instruments (h)(i) (5.6)% (Cost or Premiums, net $(87))		(7,889)

Other Assets and Liabilities, net (3.6)%		(5,168)

Net Assets 100.0%		$141,963

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$510	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(520)	$510	$510
JPS	2.970	09/30/2022	10/03/2022	24,000	U.S. Treasury Notes 2.500% due 08/15/2023	(24,469)	24,000	24,006

Total Repurchase Agreements						$(24,989)	$24,510	$24,516

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$510	$0	$0	$510	$(520)	$(10)
JPS	24,006	0	0	24,006	(24,469)	(463)

Total Borrowings and Other Financing Transactions	$24,516	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	65

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Mini MSCI EAFE Index December Futures	12/2022	33	$	2,740	$(366)	$0	$(12)
U.S. Treasury 2-Year Note December Futures	12/2022	84		17,253	(294)	0	(12)
U.S. Treasury 10-Year Note December Futures	12/2022	66		7,396	(373)	0	(26)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	20		2,740	(237)	0	(33)

					$(1,270)	$0	$(83)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	3	$	(407)	$19	$1	$(3)
Euro-Buxl 30-Year Bond December Futures	12/2022	2		(287)	25	6	(2)
U.S. Treasury 5-Year Note December Futures	12/2022	112		(12,041)	140	30	0
U.S. Treasury 30-Year Bond December Futures	12/2022	62		(7,837)	599	40	0

					$783	$77	$(5)

Total Futures Contracts					$(487)	$77	$(88)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.284%	$	700	$12	$(17)	$(5)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957		300	(2)	(9)	(11)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375		700	8	(18)	(10)	1	0

							$18	$(44)	$(26)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$	400	$7	$(5)	$2	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		8,900	56	(51)	5	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		14,200	(5)	(39)	(44)	2	0

						$58	$(95)	$(37)	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	1,500	$105	$117	$222	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		500	116	9	125	6	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	CNY	22,800	(30)	(3)	(33)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,800	0	34	34	2	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,800	(29)	(4)	(33)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,800	0	33	33	2	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	10,000	277	23	300	0	(28)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		4,800	(465)	(103)	(568)	9	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		800	146	0	146	0	(1)
Pay	CPURNSA	2.487	Maturity	12/07/2051	$	1,200	43	(66)	(23)	0	(7)

							$163	$40	$203	$24	$(40)

Total Swap Agreements							$239	$(99)	$140	$28	$(40)

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$77	$41	$118	$0	$(88)	$(40)	$(128)

Cash of $2,519 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	GBP	79		$89	$1	$0
	10/2022		$230	AUD	343	0	(11)
	11/2022	CAD	6,210		$4,811	315	0
	12/2022		$34	ILS	114	0	(2)
	01/2023	JPY	410,000		$2,867	0	0

BPS	10/2022	CHF	326		334	4	0
	10/2022	CNH	37		5	0	0
	10/2022	EUR	1,078		1,080	24	0
	10/2022	GBP	422		488	17	0
	10/2022	JPY	108,400		780	31	0
	10/2022		$140	DKK	1,040	0	(3)
	10/2022		280	EUR	280	0	(6)
	10/2022		262	GBP	227	0	(8)
	10/2022		662	JPY	92,800	0	(21)
	11/2022		82	ZAR	1,309	0	(10)

CBK	10/2022	BRL	134		$26	1	0
	10/2022	EUR	1,003		990	7	0
	10/2022		$26	BRL	134	0	(1)
	11/2022		2,451	CAD	3,233	0	(111)
	11/2022	ZAR	431		$29	5	0
	12/2022	MXN	2,945		144	0	0
	01/2023	BRL	134		26	1	0

DUB	10/2022	MXN	84,144		4,038	0	(123)
	11/2022	CAD	294		226	14	0
	11/2022	SEK	935		93	8	0

GLM	10/2022	CNH	54		8	0	0
	10/2022	DKK	9,735		1,310	27	0
	10/2022		$728	EUR	731	0	(11)
	11/2022	ZAR	865		$54	6	0

JPM	10/2022	CNH	64		9	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	67

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2022		$233	GBP	204	$0	$(5)
	10/2022		270	JPY	38,700	0	(3)
	11/2022	DKK	8,575		$1,129	0	(3)
	05/2023	CNH	49		7	1	0

MYI	10/2022	AUD	337		234	19	0
	10/2022	JPY	6,199		43	0	0
	10/2022		$113	CHF	111	0	(1)
	10/2022		4,189	MXN	85,567	44	0
	11/2022	EUR	43		$42	0	0
	11/2022		$2,557	CAD	3,294	0	(173)
	11/2022		43	JPY	6,182	0	0

RBC	10/2022		75	CHF	74	0	0
	11/2022		175	CAD	237	0	(4)

SCX	11/2022	CAD	42		$32	2	0

UAG	10/2022	AUD	51		35	2	0
	10/2022	HKD	774		99	0	0
	10/2022	JPY	8,378		58	0	0
	11/2022		$58	JPY	8,356	0	0

Total Forward Foreign Currency Contracts						$529	$(496)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	10,400	$100	$424

Total Purchased Options							$100	$424

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600%	10/19/2022	1,900	$ (7)	$ (1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	20,200	$(97)	$(545)

Total Written Options							$(104)	$(546)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	1,271	$(322)	$327	$5	$0

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	ERADXULT Index	12,034	3.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	$	20,741	$0	$(54)	$0	$(54)
	Receive	ERADXULT Index	51,725	3.690% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/09/2023		96,212	0	(7,677)	0	(7,677)

JPM	Receive	ERADXULT Index	2,650	3.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022		4,567	0	(13)	0	(13)

MEI	Receive	ERADXULT Index	10,630	3.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022		18,321	0	(31)	0	(31)
	Receive	ERADXULT Index	4,111	3.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023		7,085	0	(20)	0	(20)

									$0	$(7,795)	$0	$(7,795)

Total Swap Agreements									$(322)	$(7,468)	$5	$(7,795)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$316	$0	$5	$321	$(13)	$0	$0	$(13)	$308	$(290)	$18
BPS	76	0	0	76	(48)	0	(7,731)	(7,779)	(7,703)	9,863	2,160
CBK	14	0	0	14	(112)	0	0	(112)	(98)	0	(98)
DUB	22	0	0	22	(123)	0	0	(123)	(101)	0	(101)
GLM	33	0	0	33	(11)	0	0	(11)	22	0	22
JPM	0	0	0	0	0	(1)	(13)	(14)	(14)	701	687
MBC	1	0	0	1	(11)	0	0	(11)	(10)	0	(10)
MEI	0	0	0	0	0	0	(51)	(51)	(51)	2,478	2,427
MYI	63	0	0	63	(174)	0	0	(174)	(111)	0	(111)
NGF	0	424	0	424	0	(545)	0	(545)	(121)	0	(121)
RBC	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
SCX	2	0	0	2	0	0	0	0	2	0	2
UAG	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$529	$424	$5	$958	$(496)	$(546)	$(7,795)	$(8,837)

(j)

Securities with an aggregate market value of $13,041 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	69

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$77	$77
Swap Agreements	0	4	0	0	37	41

	$0	$4	$0	$0	$114	$118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$529	$0	$529
Purchased Options	0	0	0	0	424	424
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$529	$424	$958

	$0	$9	$0	$529	$538	$1,076

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$12	$0	$76	$88
Swap Agreements	0	0	0	0	40	40

	$0	$0	$12	$0	$116	$128

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$496	$0	$496
Written Options	0	1	0	0	545	546
Swap Agreements	0	0	7,795	0	0	7,795

	$0	$1	$7,795	$496	$545	$8,837

	$0	$1	$7,807	$496	$661	$8,965

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$73	$0	$182	$255
Swap Agreements	0	(523)	0	0	(1,310)	(1,833)

	$0	$(523)	$73	$0	$(1,128)	$(1,578)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(357)	$0	$(357)
Written Options	0	36	0	0	0	36
Swap Agreements	0	32	(37,952)	0	0	(37,920)

	$0	$68	$(37,952)	$(357)	$0	$(38,241)

	$0	$(455)	$(37,879)	$(357)	$(1,128)	$(39,819)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(366)	$0	$(209)	$(575)
Swap Agreements	0	(107)	0	0	1,272	1,165

	$0	$(107)	$(366)	$0	$1,063	$590

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$662	$0	$662
Purchased Options	0	0	0	0	197	197
Written Options	0	(13)	0	0	(296)	(309)
Swap Agreements	0	(36)	(8)	0	0	(44)

	$0	$(49)	$(8)	$662	$(99)	$506

	$0	$(156)	$(374)	$662	$964	$1,096

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,846	$0	$2,846
Industrials	0	533	0	533
Municipal Bonds & Notes
Illinois	0	5	0	5
U.S. Government Agencies	0	1,736	0	1,736
U.S. Treasury Obligations	0	1,760	0	1,760
Non-Agency Mortgage-Backed Securities	0	26,434	1,242	27,676
Asset-Backed Securities	0	32,256	3,817	36,073
Sovereign Issues	0	162	0	162
Short-Term Instruments
Commercial Paper	0	3,493	0	3,493
Repurchase Agreements	0	24,510	0	24,510
Short-Term Notes	0	4,509	0	4,509
Japan Treasury Bills	0	2,835	0	2,835
U.S. Treasury Bills	0	48,796	0	48,796

	$0	$149,875	$5,059	$154,934

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86	$0	$0	$86

Total Investments	$86	$149,875	$5,059	$155,020

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	98	0	105
Over the counter	0	958	0	958

	$7	$1,056	$0	$1,063

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(111)	0	(128)
Over the counter	0	(8,837)	0	(8,837)

	$(17)	$(8,948)	$0	$(8,965)

Total Financial Derivative Instruments	$(10)	$(7,892)	$0	$(7,902)

Totals	$76	$141,983	$5,059	$147,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$1,289	$(34)	$1	$(1)	$(13)	$0	$0	$1,242	$(16)
Asset-Backed Securities	0	3,977	(101)	0	1	(60)	0	0	3,817	(60)

Totals	$0	$5,266	$(135)	$1	$0	$(73)	$0	$0	$5,059	$(76)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,242	Proxy Pricing	Base Price	96.000-100.000	98.495
Asset-Backed Securities	1,392	Discounted Cash Flow	Discount Rate	6.150-6.500	6.337
	2,425	Proxy Pricing	Base Price	96.860-99.997	98.777

Total	$5,059

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	71

Schedule of Investments	PIMCO RAE PLUS Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.7%

CORPORATE BONDS & NOTES 7.8%

BANKING & FINANCE 5.0%

Aviation Capital Group LLC
4.375% due 01/30/2024		$54	$52

Bank of America Corp.
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	199

Barclays PLC
4.972% due 05/16/2029 •		200	180

Credit Suisse Group AG
6.250% due 12/18/2024 •(d)(e)		200	172

Deutsche Bank AG
1.750% due 01/17/2028	EUR	100	80

Equinix, Inc.
1.550% due 03/15/2028		$200	161

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	177
5.584% due 03/18/2024		200	196

General Motors Financial Co., Inc.
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	597

Goldman Sachs Group, Inc.
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		700	695

HSBC Holdings PLC
4.000% due 03/09/2026 •(d)(e)		200	161
4.300% due 03/08/2026		200	192
4.950% due 03/31/2030		200	184

Lloyds Banking Group PLC
4.550% due 08/16/2028		200	183
4.947% due 06/27/2025 •(d)(e)	EUR	200	174

Nomura Holdings, Inc.
3.103% due 01/16/2030		$200	162

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	15,777	1,514

Raymond James Financial, Inc.
4.650% due 04/01/2030		$82	77

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		253	218

UBS Group AG
4.751% due 05/12/2028 •		700	658

VICI Properties LP
4.750% due 02/15/2028		200	184

Weyerhaeuser Co.
4.000% due 04/15/2030		82	73

WP Carey, Inc.
4.250% due 10/01/2026		245	231

			6,520

INDUSTRIALS 2.2%

Bacardi Ltd.
4.700% due 05/15/2028		200	187

BAT International Finance PLC
3.950% due 06/15/2025		261	249

Broadcom, Inc.
3.750% due 02/15/2051		100	66

Centene Corp.
4.625% due 12/15/2029		245	221

CVS Health Corp.
3.750% due 04/01/2030		82	73

CVS Pass-Through Trust
6.943% due 01/10/2030		149	153

DAE Funding LLC
1.625% due 02/15/2024		500	469

Expedia Group, Inc.
6.250% due 05/01/2025		100	101

Imperial Brands Finance PLC
3.500% due 07/26/2026		200	181

InterContinental Hotels Group PLC
2.125% due 05/15/2027	EUR	100	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
5.000% due 07/15/2035	$17	$15
5.200% due 07/15/2045	46	40

Oracle Corp.
3.600% due 04/01/2040	82	56
3.850% due 04/01/2060	82	50

Southern Co.
3.700% due 04/30/2030	82	72

T-Mobile USA, Inc.
2.250% due 02/15/2026	100	90
2.875% due 02/15/2031	200	161

Warnermedia Holdings, Inc.
4.054% due 03/15/2029	100	86
4.279% due 03/15/2032	400	329

Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024	164	161

		2,847

UTILITIES 0.6%

Edison International
5.750% due 06/15/2027	242	237

Exelon Corp.
4.050% due 04/15/2030	82	74

Southern California Edison Co.
3.700% due 08/01/2025	245	236

Sprint Corp.
7.125% due 06/15/2024	216	220

Verizon Communications, Inc.
3.550% due 03/22/2051	100	71

		838

Total Corporate Bonds & Notes (Cost $11,834)		10,205

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	88	92

Total Municipal Bonds & Notes (Cost $94)		92

U.S. GOVERNMENT AGENCIES 1.4%

Fannie Mae
2.348% due 01/25/2031 ~(a)	470	51
2.766% due 03/25/2041 •(a)	720	54
2.794% due 09/25/2042 ~	6	6
3.434% due 07/25/2037 •	9	9
3.464% due 07/25/2037 •	16	16
3.484% due 09/25/2035 •	33	33
3.494% due 09/25/2035 •	74	73
3.616% due 03/25/2036 •(a)	291	22
3.804% due 06/25/2037 ~	136	137
14.224% due 12/25/2036 •	17	18

Freddie Mac
3.198% due 03/15/2037 •	139	137
3.518% due 08/15/2037 ~	189	189
3.528% due 10/15/2037 •	31	32
3.538% due 05/15/2037 ~	110	110
3.538% due 09/15/2037 •	115	116
3.652% due 07/15/2036 ~(a)	386	34
3.882% due 04/15/2036 •(a)	67	4
5.000% due 04/15/2041	311	318
5.500% due 03/15/2034	96	97

Ginnie Mae
2.857% due 04/20/2068 •	394	385

U.S. Small Business Administration
4.430% due 05/01/2029	25	24

Total U.S. Government Agencies (Cost $2,072)		1,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~	4	4
3.617% due 01/25/2036 ^~	493	395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		$126	$96

AREIT Trust
3.534% due 01/16/2037 •		770	741

Banc of America Funding Trust
3.413% due 04/20/2047 ^•		16	13
4.496% due 09/20/2034 ~		3	3

Banc of America Mortgage Trust
2.566% due 01/25/2035 ~		14	14
2.633% due 02/25/2034 ~		11	11
3.998% due 05/25/2033 ~		1	1

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 02/25/2036 •		7	7
2.548% due 02/25/2033 ~		1	1
2.586% due 01/25/2033 ~		144	144
2.844% due 04/25/2033 ~		6	6
3.011% due 01/25/2035 ~		1	1
3.754% due 11/25/2034 ~		1	1
3.858% due 11/25/2034 ~		6	6
3.875% due 07/25/2034 ~		26	24
4.044% due 08/25/2033 ~		12	12

Bear Stearns ALT-A Trust
3.044% due 10/25/2033 ~		1	1
3.091% due 11/25/2035 ^~		285	257
3.339% due 10/25/2035 ^~		232	203
3.424% due 12/25/2046 ^~		17	16
3.584% due 01/25/2036 ^•		26	34

BX Commercial Mortgage Trust
4.685% due 01/17/2039 •		1,000	962

Chase Mortgage Finance Trust
2.885% due 12/25/2035 ^~		27	25
3.710% due 09/25/2036 ^~		46	40
6.000% due 11/25/2036 ^		117	55
6.000% due 12/25/2036		59	30

ChaseFlex Trust
3.384% due 07/25/2037 •		189	178

Citigroup Mortgage Loan Trust
3.810% due 08/25/2035 ^~		16	13
3.878% due 09/25/2037 ^~		188	170
4.201% due 08/25/2035 ~		5	5
6.170% due 09/25/2062 þ		1,096	1,076

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 •		26	23
2.504% due 08/25/2035 ~		12	11
2.584% due 01/25/2036 •		54	50
3.453% due 05/20/2046 ^•		16	14
3.464% due 09/25/2046 ^•		239	225
3.484% due 08/25/2037 •		48	33
3.593% due 11/20/2035 ~		23	20
3.633% due 12/20/2035 ~		190	171
3.644% due 02/25/2037 ~		95	78
3.724% due 11/25/2035 •		1,008	818
5.500% due 07/25/2035 ^		1	1
5.500% due 11/25/2035		21	13
6.250% due 08/25/2036		548	336

Countrywide Home Loan Mortgage Pass-Through Trust
2.522% due 02/20/2035 ~		1	1
2.778% due 11/25/2034 ~		56	53
3.678% due 08/25/2034 ~		6	6
3.744% due 02/25/2035 •		17	14
3.941% due 10/20/2034 ~		80	77

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		1,014	838

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		71	44

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,175
2.938% due 12/26/2059 ~		357	348

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.744% due 02/25/2036 ~		620	592
3.834% due 10/25/2047 •		889	731

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	74	80

European Loan Conduit DAC
1.333% due 02/17/2030 •	EUR	480	455

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp.
6.246% due 09/15/2027 •	$1,300	$1,305

GS Mortgage Securities Corp. Trust
3.738% due 07/15/2025 •	878	853

GSR Mortgage Loan Trust
3.058% due 11/25/2035 ~	8	8
3.231% due 09/25/2035 ~	2	2
5.500% due 01/25/2037	36	43
6.000% due 02/25/2036 ^	1,041	488
6.000% due 07/25/2037 ^	280	199

HarborView Mortgage Loan Trust
3.233% due 12/19/2036 ^~	559	518
3.333% due 12/19/2036 ^•	32	27
3.433% due 05/19/2035 •	835	758
3.473% due 06/19/2035 •	213	202
3.525% due 06/19/2036 ^~	273	162

Hilton Orlando Trust
4.018% due 12/15/2034 •	1,000	961

IndyMac INDX Mortgage Loan Trust
3.234% due 06/25/2036 ~	563	522
3.444% due 02/25/2037 ^•	311	282
3.724% due 07/25/2045 ~	16	12

InTown Mortgage Trust
6.131% due 08/15/2037 ~	1,200	1,172

JP Morgan Alternative Loan Trust
2.934% due 05/25/2036 ^~	271	172

JP Morgan Chase Commercial Mortgage Securities Trust
4.268% due 12/15/2031 •	212	210
4.549% due 07/05/2033	900	881

JP Morgan Mortgage Trust
3.082% due 07/25/2035 ~	9	9
3.326% due 04/25/2037 ~	16	14
3.373% due 10/25/2036 ~	22	17
3.549% due 07/25/2035 ~	96	92
3.646% due 10/25/2036 ^~	133	105
5.750% due 01/25/2036 ^	9	5

Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	819	759
1.991% due 09/25/2060 ~	104	101

Lehman XS Trust
3.584% due 08/25/2037 •	266	244
4.784% due 09/25/2047 •	232	209

Luminent Mortgage Trust
3.804% due 04/25/2036 •	136	114

MASTR Adjustable Rate Mortgages Trust
2.633% due 07/25/2035 ^~	38	34
3.125% due 10/25/2033 ~	209	161

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.258% due 12/15/2030 •	5	5

Merrill Lynch Alternative Note Asset Trust
3.484% due 03/25/2037 •	1,822	542
3.684% due 03/25/2037 •	371	113

Merrill Lynch Mortgage Investors Trust
2.873% due 05/25/2033 ~	20	19
3.844% due 09/25/2035 ^~	110	93

Morgan Stanley Mortgage Loan Trust
3.190% due 06/25/2036 ~	7	6

Morgan Stanley Re-REMIC Trust
2.312% due 02/26/2037 •	109	102
5.250% due 05/26/2037 ~	93	54

Mortgage Equity Conversion Asset Trust
4.580% due 05/25/2042 ~	484	475

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~	239	224

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ	11	6

PHH Alternative Mortgage Trust
3.404% due 02/25/2037 ~	740	537

Prime Mortgage Trust
6.000% due 06/25/2036 ^	7	7

Residential Accredit Loans, Inc. Trust
3.384% due 02/25/2037 •	275	246
3.444% due 07/25/2036 •	934	424

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.454% due 08/25/2036 •		$489	$446
6.000% due 08/25/2036 ^		59	47

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		5	4
3.384% due 08/25/2036 ^•		153	111
3.415% due 11/25/2035 ^~		199	183
3.624% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments Trust
3.544% due 02/25/2036 ^•		357	305
3.644% due 02/25/2036 ^•		4	3
3.693% due 02/19/2035 ~		9	8

Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•		332	275
6.050% due 06/25/2047 ~		1	1

WaMu Mortgage Pass-Through Certificates Trust
1.914% due 07/25/2047 ~		145	120
1.984% due 10/25/2046 ^~		1,604	1,379
2.152% due 08/25/2046 ~		155	138
2.359% due 12/25/2046 •		60	57
2.604% due 10/25/2046 •		20	18
3.208% due 02/25/2037 ^~		77	71
3.221% due 06/25/2037 ^~		38	35
3.644% due 11/25/2045 ~		19	17

Washington Mutual Mortgage Pass-Through Certificates Trust
1.854% due 02/25/2047 ^•		675	585

Wells Fargo Alternative Loan Trust
3.589% due 07/25/2037 ^~		14	12
6.250% due 07/25/2037 ^		418	357

Wells Fargo Mortgage-Backed Securities Trust
3.030% due 12/25/2036 ^~		90	87

Total Non-Agency Mortgage-Backed Securities (Cost $29,225)			28,507

ASSET-BACKED SECURITIES 32.3%

ACE Securities Corp. Home Equity Loan Trust
3.204% due 10/25/2036 •		2	1
4.884% due 10/25/2032 •		2	2

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		600	585

Argent Securities Trust
3.194% due 09/25/2036 •		317	111

Bear Stearns Asset-Backed Securities Trust
3.324% due 06/25/2047 ~		418	416

BHG Securitization Trust
5.320% due 10/17/2035 «		800	798
5.930% due 10/17/2035 «		1,200	1,181

CarNow Auto Receivables Trust
3.440% due 07/15/2024		55	55

Citigroup Mortgage Loan Trust
3.234% due 12/25/2036 ~		1,435	586
3.264% due 01/25/2037 ~		1,663	1,280
3.284% due 05/25/2037 •		965	712
3.404% due 09/25/2036 •		2,029	1,527

Countrywide Asset-Backed Certificates
3.484% due 02/25/2037 •		230	208

Countrywide Asset-Backed Certificates Trust
3.624% due 03/25/2036 •		372	338
3.684% due 06/25/2036 •		92	92

CQS U.S. CLO Ltd.
6.747% due 07/20/2031 •		700	701

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036 «	EUR	1,500	1,412

FREED ABS Trust
4.500% due 08/20/2029		$627	624

Fremont Home Loan Trust
3.244% due 08/25/2036 •		4,268	1,543
3.744% due 01/25/2036 •		277	268

Greystone Commercial Real Estate Notes Ltd.
3.998% due 09/15/2037 •		1,000	989

GSAA Home Equity Trust
3.324% due 06/25/2036 •		274	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
3.134% due 12/25/2046 ~	$642	$336
3.254% due 12/25/2036 ~	1,325	693

Home Equity Mortgage Loan Asset-Backed Trust
3.294% due 04/25/2037 ~	118	84

HSI Asset Securitization Corp. Trust
3.264% due 04/25/2037 •	699	498
3.304% due 12/25/2036 •	3,710	1,038

JP Morgan Mortgage Acquisition Trust
3.384% due 07/25/2036 •	264	132

LCCM Trust
4.018% due 12/13/2038 ~	1,200	1,177

LendingClub Receivables Trust
3.750% due 01/15/2027	263	259
3.750% due 12/15/2045	149	147
4.000% due 08/15/2025	157	155

Long Beach Mortgage Loan Trust
3.384% due 05/25/2036 •	235	140
3.624% due 05/25/2046 •	1,506	533
3.734% due 04/25/2035 •	408	403

M360 Ltd.
4.552% due 11/22/2038 ~	1,100	1,077

Marlette Funding Trust
5.180% due 11/15/2032	800	797
5.950% due 11/15/2032	300	293

Massachusetts Educational Financing Authority
3.733% due 04/25/2038 •	51	50

MASTR Asset-Backed Securities Trust
3.134% due 01/25/2037 ~	5,614	1,862
3.404% due 10/25/2036 ~	1,250	686
3.564% due 03/25/2036 ~	188	136

MF1 Ltd.
5.674% due 06/19/2037 •	1,900	1,859

MFA Trust
2.363% due 03/25/2060 þ	283	271

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 •	1,020	513
3.214% due 02/25/2037 ~	1,293	588
3.219% due 11/25/2036 ~	1,912	1,328
3.294% due 01/25/2037 ~	932	468
3.364% due 08/25/2036 •	1,722	941

Morgan Stanley Dean Witter Capital, Inc. Trust
4.064% due 02/25/2033 •	179	175

Morgan Stanley Mortgage Loan Trust
3.424% due 11/25/2036 •	133	44
3.804% due 04/25/2037 •	147	50

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.414% due 10/25/2036 ^•	652	152

NovaStar Mortgage Funding Trust
3.404% due 10/25/2036 •	927	544

Oportun Issuance Trust
5.940% due 10/09/2029	456	453

Ownit Mortgage Loan Trust
3.984% due 10/25/2036 ^~	132	122

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	277	275
6.060% due 03/15/2030	2,000	1,981

PRET LLC
2.240% due 09/27/2060 þ	317	301
5.240% due 04/25/2052 þ	460	445

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	1,602	647

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	478	464
5.380% due 11/25/2030	700	691

Securitized Asset-Backed Receivables LLC Trust
3.244% due 08/25/2036 •	1,003	337
3.564% due 07/25/2036 ~	486	231
4.044% due 01/25/2036 ^•	658	620

Soundview Home Loan Trust
3.164% due 06/25/2037 ~	243	175
3.344% due 02/25/2037 •	570	165
3.984% due 10/25/2037 •	1,383	1,076

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	73

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
3.219% due 07/25/2036 •		$107	$105
3.424% due 12/25/2036 •		65	63

Theorem Funding Trust
1.850% due 02/15/2028		436	425
6.060% due 12/15/2028 «		834	834

TIAA CLO Ltd.
4.410% due 01/20/2032 •		1,000	937

Upstart Securitization Trust
5.500% due 06/20/2032 «		1,031	1,022

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		176	169

Total Asset-Backed Securities (Cost $45,006)			42,461

SOVEREIGN ISSUES 0.2%

Argentina Government International Bond
0.500% due 07/09/2030 þ		497	86
1.400% due 03/25/2023	ARS	47,509	175
1.500% due 07/09/2035 þ		$326	61

Total Sovereign Issues (Cost $599)			322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 43.2%

COMMERCIAL PAPER 0.4%

Quanta Services, Inc.
3.456% due 10/11/2022	$600	$599

REPURCHASE AGREEMENTS (f) 7.0%
		9,175

SHORT-TERM NOTES 3.6%

Federal Home Loan Bank
2.970% due 12/29/2022 •	4,700	4,700

U.S. TREASURY BILLS 32.2%
2.432% due 10/18/2022 - 11/25/2022 (b)(c)(i)	42,400	42,303

Total Short-Term Instruments (Cost $56,786)		56,777

Total Investments in Securities (Cost $145,616)		140,229

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	14,940	145

Total Short-Term Instruments (Cost $147)		145

Total Investments in Affiliates (Cost $147)		145

Total Investments 106.8% (Cost $145,763)		$140,374

Financial Derivative Instruments (g)(h) (7.2)% (Cost or Premiums, net $965)		(9,436)

Other Assets and Liabilities, net 0.4%		479

Net Assets 100.0%		$131,417

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.850%	09/30/2022	10/03/2022	$5,900	U.S. Treasury Notes 1.250% due 08/15/2031	$(5,993)	$5,900	$5,902
FICC	1.150	09/30/2022	10/03/2022	3,275	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(3,341)	3,275	3,275

Total Repurchase Agreements						$(9,334)	$9,175	$9,177

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$5,902	$0	$0	$5,902	$(5,993)	$(91)
FICC	3,275	0	0	3,275	(3,341)	(66)

Total Borrowings and Other Financing Transactions	$9,177	$0	$0

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2022	23	$	1,920	$(253)	$0	$(14)
U.S. Treasury 30-Year Bond December Futures	12/2022	13		1,643	(137)	0	(9)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	31		4,247	(356)	0	(50)

					$(746)	$0	$(73)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	7	$	(950)	$44	$3	$(7)
Euro-Buxl 30-Year Bond December Futures	12/2022	2		(287)	25	6	(2)
U.S. Treasury 2-Year Note December Futures	12/2022	70		(14,377)	228	11	0
U.S. Treasury 5-Year Note December Futures	12/2022	136		(14,621)	132	36	0
U.S. Treasury 10-Year Note December Futures	12/2022	57		(6,388)	183	22	0

					$612	$78	$(9)

Total Futures Contracts					$(134)	$78	$(82)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.408%	$ 100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.804	EUR 400	(25)	14	(11)	0	(1)

						$(24)	$14	$(10)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-38 5-Year Index	(1.000)%	Quarterly	06/20/2027	$30,400	$(142)	$123	$(19)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$198	$9	$(14)	$(5)	$0	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(3)	1	0	0

					$13	$(17)	$(4)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	400	$28	$31	$59	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	(49)	(1)	(50)	0	(3)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		25,700	0	(1,941)	(1,941)	0	(19)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	75

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	0.370%	Semi-Annual	08/04/2024	$	12,300	$(76)	$(867)	$(943)	$0	$(11)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,900	(23)	(620)	(643)	0	(21)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		8,700	1,783	1,598	3,381	94	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	7,700	213	18	231	0	(21)
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,400	(535)	(103)	(638)	10	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		1,600	292	0	292	0	(2)
Pay	CPURNSA	2.487	Maturity	12/07/2051	$	1,800	24	(58)	(34)	0	(10)

							$1,657	$(1,943)	$(286)	$105	$(87)

Total Swap Agreements							$1,504	$(1,823)	$(319)	$105	$(91)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$78	$129	$207	$0	$(90)	$(91)	$(181)

Cash of $2,610 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(8) for closed futures and unsettled variation margin asset of $24 for closed swap agreements is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022		$4,902	EUR	4,908	$0	$(91)
	12/2022	ILS	171		$51	2	0

BPS	10/2022	CNH	68		10	0	0
	10/2022	GBP	108		125	4	0
	11/2022		$125	ZAR	2,002	0	(15)

CBK	10/2022	BRL	1,436		$273	7	0
	10/2022	EUR	1,487		1,468	11	0
	10/2022		$279	BRL	1,436	0	(13)
	10/2022		133	DKK	995	0	(2)
	01/2023	BRL	1,436		$274	13	0

DUB	10/2022	MXN	9,999		480	0	(14)

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2022	CNH	103		$15	$0	$0
	10/2022	DKK	13,165		1,771	36	0
	11/2022	ZAR	1,611		100	12	0

JPM	10/2022	CNH	120		17	0	0

MBC	10/2022		$1,930	EUR	1,944	0	(25)
	05/2023	CNH	91		$14	1	0

MYI	10/2022		$1,577	DKK	12,172	28	0
	10/2022		2,340	EUR	2,425	37	0
	10/2022		489	MXN	9,991	5	0
	11/2022	DKK	12,148		$1,577	0	(28)
	11/2022	EUR	2,426		2,345	0	(37)

SOG	10/2022		7,790		7,840	205	0

Total Forward Foreign Currency Contracts						$361	$(225)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	16,200	$155	$661

Total Purchased Options							$155	$661

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600%	10/19/2022	1,000	$ (3)	$ (1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	31,400	$(151)	$(847)

Total Written Options							$(154)	$(848)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	2,147	$(540)	$547	$7	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAUSST Index	2,371	3.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	$11,032	$0	$(29)	$0	$(29)

FAR	Receive	ERAUSST Index	12,827	3.230% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/26/2023	63,928	0	(4,588)	0	(4,588)

JPM	Receive	ERAUSST Index	1,021	3.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	4,750	0	(12)	0	(12)

SOG	Receive	ERAUSST Index	2,768	2.880% (1-Month USD-LIBOR less a specified spread)	Monthly	10/05/2022	14,677	0	(1,827)	0	(1,827)
	Receive	ERAUSST Index	8,767	3.110% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2023	43,492	0	(2,962)	0	(2,962)

								$0	$(9,418)	$0	$(9,418)

Total Swap Agreements								$(540)	$(8,871)	$7	$(9,418)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	77

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$2	$0	$7	$9	$(91)	$0	$0	$(91)	$(82)	$0	$(82)
BPS	4	0	0	4	(15)	0	(29)	(44)	(40)	1,529	1,489
CBK	31	0	0	31	(15)	0	0	(15)	16	0	16
DUB	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
FAR	0	0	0	0	0	0	(4,588)	(4,588)	(4,588)	4,317	(271)
GLM	48	0	0	48	0	0	0	0	48	0	48
JPM	0	0	0	0	0	(1)	(12)	(13)	(13)	591	578
MBC	1	0	0	1	(25)	0	0	(25)	(24)	0	(24)
MYI	70	0	0	70	(65)	0	0	(65)	5	0	5
NGF	0	661	0	661	0	(847)	0	(847)	(186)	0	(186)
SOG	205	0	0	205	0	0	(4,789)	(4,789)	(4,584)	4,292	(292)

Total Over the Counter	$361	$661	$7	$1,029	$(225)	$(848)	$(9,418)	$(10,491)

(i)

Securities with an aggregate market value of $10,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	0	0	0	129	129

	$0	$0	$0	$0	$207	$207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$361	$0	$361
Purchased Options	0	0	0	0	661	661
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$361	$661	$1,029

	$0	$7	$0	$361	$868	$1,236

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$22	$0	$68	$90
Swap Agreements	0	4	0	0	87	91

	$0	$4	$22	$0	$155	$181

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$225	$0	$225
Written Options	0	1	0	0	847	848
Swap Agreements	0	0	9,418	0	0	9,418

	$0	$1	$9,418	$225	$847	$10,491

	$0	$5	$9,440	$225	$1,002	$10,672

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(229)	$0	$553	$324
Swap Agreements	0	(306)	0	0	(1,146)	(1,452)

	$0	$(306)	$(229)	$0	$(593)	$(1,128)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,263	$0	$1,263
Written Options	0	48	0	0	0	48
Swap Agreements	0	53	(25,570)	0	0	(25,517)

	$0	$101	$(25,570)	$1,263	$0	$(24,206)

	$0	$(205)	$(25,799)	$1,263	$(593)	$(25,334)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(298)	$0	$(494)	$(792)
Swap Agreements	0	100	0	0	1,407	1,507

	$0	$100	$(298)	$0	$913	$715

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9	$0	$9
Purchased Options	0	0	0	0	307	307
Written Options	0	(24)	0	0	(461)	(485)
Swap Agreements	0	(60)	(19,863)	0	0	(19,923)

	$0	$(84)	$(19,863)	$9	$(154)	$(20,092)

	$0	$16	$(20,161)	$9	$759	$(19,377)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,520	$0	$6,520
Industrials	0	2,847	0	2,847
Utilities	0	838	0	838
Municipal Bonds & Notes
Illinois	0	92	0	92
U.S. Government Agencies	0	1,865	0	1,865
Non-Agency Mortgage-Backed Securities	0	28,507	0	28,507
Asset-Backed Securities	0	37,214	5,247	42,461
Sovereign Issues	0	322	0	322
Short-Term Instruments
Commercial Paper	0	599	0	599

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Repurchase Agreements	$0	$9,175	$0	$9,175
Short-Term Notes	0	4,700	0	4,700
U.S. Treasury Bills	0	42,303	0	42,303

	$0	$134,982	$5,247	$140,229

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145	$0	$0	$145

Total Investments	$145	$134,982	$5,247	$140,374

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	79

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)	September 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9	$174	$0	$183
Over the counter	0	1,029	0	1,029

	$9	$1,203	$0	$1,212

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(150)	0	(173)
Over the counter	0	(10,491)	0	(10,491)

	$(23)	$(10,641)	$0	$(10,664)

Total Financial Derivative Instruments	$(14)	$(9,438)	$0	$(9,452)

Totals	$131	$125,544	$5,247	$130,922

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$7	$(7)	$0	$0	$0	$0	$0	$0	$0
Asset-Backed Securities	0	5,468	(135)	0	1	(87)	0	0	5,247	(87)

Totals	$0	$5,475	$(142)	$0	$1	$(87)	$0	$0	$5,247	$(87)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Asset-Backed Securities	$1,856	Discounted Cash Flow	Discount Rate	6.150-6.500	6.343
	3,391	Proxy Pricing	Base Price	96.860-99.997	98.688

Total	$5,247

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.1%

CORPORATE BONDS & NOTES 18.3%

BANKING & FINANCE 11.6%

AerCap Ireland Capital DAC
3.300% due 01/23/2023		$400	$398
4.125% due 07/03/2023		2,047	2,032

American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	1,246
3.800% due 08/15/2029		$1,686	1,481

Argentum Netherlands BV for Swiss Re Ltd.
5.750% due 08/15/2050 •		1,200	1,102

Aviation Capital Group LLC
4.375% due 01/30/2024		120	116

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,567	1,228

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(g)(h)	EUR	600	539

Banco BTG Pactual SA
4.500% due 01/10/2025		$1,745	1,660

Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,289
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	796

Barclays PLC
4.302% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,528
4.972% due 05/16/2029 •		800	721
7.125% due 06/15/2025 •(g)(h)	GBP	1,142	1,108
7.250% due 03/15/2023 •(g)(h)		400	430
8.000% due 06/15/2024 •(g)(h)		$872	811

Credit Suisse Group AG
3.750% due 03/26/2025		1,000	933
6.375% due 08/21/2026 •(g)(h)		872	637
7.500% due 07/17/2023 •(g)(h)		940	808
7.500% due 12/11/2023 •(g)(h)		800	737

Danske Bank AS
4.296% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,095

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	352
1.625% due 01/20/2027		700	584
1.750% due 01/17/2028		100	80
3.547% due 09/18/2031 •		$3,450	2,635
4.112% (US0003M + 1.190%) due 11/16/2022 ~		963	962
4.273% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,529

Discover Bank
4.650% due 09/13/2028		1,544	1,402

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		73	73

Equinix, Inc.
1.550% due 03/15/2028		700	564

Equitable Holdings, Inc.
4.350% due 04/20/2028		603	566

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	604	521

Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$1,000	1,000
5.584% due 03/18/2024		200	196

General Motors Financial Co., Inc.
3.283% (US0003M + 0.990%) due 01/05/2023 ~		61	61

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,316
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	397

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	460
2.999% due 03/10/2026 •		3,200	2,961
4.292% due 09/12/2026 •		400	378

Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,095
4.947% due 06/27/2025 •(g)(h)	EUR	200	174
7.500% due 09/27/2025 •(g)(h)		$872	798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mizuho Financial Group, Inc.
3.477% due 04/12/2026		$1,678	$1,556

Nationwide Building Society
4.363% due 08/01/2024 •		1,008	994

NatWest Group PLC
4.519% due 06/25/2024 •		1,074	1,062
4.892% due 05/18/2029 •		2,468	2,250
5.191% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,072
8.000% due 08/10/2025 •(g)(h)		872	815

Nomura Holdings, Inc.
2.648% due 01/16/2025		1,612	1,511

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	8,983	863

Nykredit Realkredit AS
1.500% due 10/01/2053		40,528	3,889

Realkredit Danmark AS
1.500% due 10/01/2053		12,032	1,154

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$1,476	1,456
6.750% due 06/24/2024 •(g)(h)	GBP	900	928

Societe Generale SA
7.875% due 12/18/2023 •(g)(h)		$300	288

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		2,300	1,644

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		1,678	1,410

UBS AG
5.125% due 05/15/2024 (h)		2,348	2,295

UBS Group AG
4.751% due 05/12/2028 •		2,500	2,350

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	1,549
0.625% due 08/14/2030		1,200	871
1.741% due 05/04/2030 •		2,000	1,645
2.879% due 10/30/2030 •		$1,600	1,317

			71,718

INDUSTRIALS 5.6%

Aker BP ASA
2.875% due 01/15/2026		450	409

Bacardi Ltd.
2.750% due 07/15/2026		100	89
4.700% due 05/15/2028		300	281

BAT Capital Corp.
3.222% due 08/15/2024		61	59

BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,039
3.950% due 06/15/2025		120	114

Boeing Co.
2.750% due 02/01/2026		700	634

Bristol-Myers Squibb Co.
3.400% due 07/26/2029		447	406

Broadcom, Inc.
2.450% due 02/15/2031		700	528
3.469% due 04/15/2034		1,300	978
3.500% due 02/15/2041		400	271
3.750% due 02/15/2051		200	132

Caterpillar, Inc.
2.600% due 09/19/2029		1,566	1,354

Charter Communications Operating LLC
4.432% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,120
4.908% due 07/23/2025		2,148	2,096

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	608

DAE Funding LLC
1.625% due 02/15/2024		900	844
2.625% due 03/20/2025		400	367
3.375% due 03/20/2028		500	425

Dell International LLC
4.900% due 10/01/2026		100	96
5.300% due 10/01/2029		300	280
5.850% due 07/15/2025		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
4.250% due 03/15/2023		$240	$239

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	1,324	1,142

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		$2,348	2,025

Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,477
3.500% due 07/26/2026		200	181

INEOS Finance PLC
2.125% due 11/15/2025	EUR	1,625	1,343

Micron Technology, Inc.
5.327% due 02/06/2029		$843	798

MPLX LP
2.650% due 08/15/2030		800	628

Nakilat, Inc.
6.067% due 12/31/2033		832	836

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	778
3.522% due 09/17/2025		1,500	1,381
4.345% due 09/17/2027		1,800	1,554
4.810% due 09/17/2030		800	649

Perrigo Finance Unlimited Co.
4.400% due 06/15/2030		800	653

Pfizer, Inc.
3.450% due 03/15/2029		1,446	1,334

Sands China Ltd.
3.350% due 03/08/2029		500	372
3.750% due 08/08/2031		500	359
4.300% due 01/08/2026		500	427

T-Mobile USA, Inc.
2.050% due 02/15/2028		800	665
2.250% due 02/15/2026		400	358
2.700% due 03/15/2032		300	235
3.375% due 04/15/2029		500	433
3.500% due 04/15/2031		600	505

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		400	346
4.279% due 03/15/2032		1,500	1,236

			34,185

UTILITIES 1.1%

American Water Capital Corp.
3.450% due 06/01/2029		1,446	1,289

Edison International
5.750% due 06/15/2027		542	532

Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	413
4.550% due 07/01/2030		800	686

Rio Oil Finance Trust
9.250% due 07/06/2024		87	88

Southern California Edison Co.
3.650% due 03/01/2028		1,145	1,045

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		1,900	1,411

Sprint Communications LLC
6.000% due 11/15/2022		120	120

Sprint Corp.
7.125% due 06/15/2024		301	306
7.875% due 09/15/2023		662	670

			6,560

Total Corporate Bonds & Notes (Cost $133,020)			112,463

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		90	94

Total Municipal Bonds & Notes (Cost $88)			94

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	81

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.7%

Fannie Mae
2.766% due 03/25/2041 •(a)		$1,613	$121
3.616% due 03/25/2036 •(a)		652	49
14.224% due 12/25/2036 •		37	40

Freddie Mac
3.652% due 07/15/2036 ~(a)		864	77
3.882% due 04/15/2036 •(a)		150	9
4.000% due 01/01/2048 - 03/01/2049		1,246	1,178

Ginnie Mae
1.750% due 11/20/2044 •		302	299
2.857% due 04/20/2068 •		882	862

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 04/01/2048		8,425	7,709

Total U.S. Government Agencies (Cost $11,480)			10,344

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2031		6,146	5,374
1.375% due 02/15/2044		7,512	6,696

Total U.S. Treasury Obligations (Cost $15,035)			12,070

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~		10	9
3.617% due 01/25/2036 ^~		1,104	885

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		283	216

Avon Finance PLC
3.045% due 09/20/2048 •	GBP	6,831	7,592

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$1,000	853

Banc of America Funding Trust
3.413% due 04/20/2047 ^•		36	29
4.496% due 09/20/2034 ~		8	7

BCAP LLC Trust
5.250% due 04/26/2037		52	32

Bear Stearns Adjustable Rate Mortgage Trust
2.548% due 02/25/2033 ~		3	3
2.586% due 01/25/2033 ~		323	321
2.820% due 02/25/2034 ~		4	4
2.844% due 04/25/2033 ~		13	13
3.011% due 01/25/2035 ~		3	2
3.875% due 07/25/2034 ~		58	53
4.044% due 08/25/2033 ~		28	26

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~		21	20
3.044% due 10/25/2033 ~		2	2
3.584% due 01/25/2036 ^•		59	77

Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 ~		1	1
6.170% due 09/25/2062 þ		3,088	3,031

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~		3	2
2.104% due 12/25/2035 •		57	51
3.444% due 05/25/2047 •		117	100
3.484% due 08/25/2037 •		108	73
3.633% due 12/20/2035 ~		426	383
3.724% due 11/25/2035 •		2,258	1,831
5.500% due 11/25/2035		47	30
6.250% due 08/25/2036		1,228	753

Countrywide Home Loan Mortgage Pass-Through Trust
3.339% due 09/25/2047 ^~		1	1
3.678% due 08/25/2034 ~		5	5
3.744% due 02/25/2035 •		13	11

Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~		5	4

Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~		599	584

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.834% due 10/25/2047 •		$1,990	$1,637

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	167	179

FWD Securitization Trust
2.240% due 01/25/2050 ~		$611	562

GCAT LLC
2.981% due 09/25/2025 þ		919	890

GSR Mortgage Loan Trust
3.193% due 11/25/2035 ~		2	2

HarborView Mortgage Loan Trust
3.198% due 12/19/2036 ~		502	426
3.213% due 07/19/2047 ~		1,975	1,785

IndyMac INDX Mortgage Loan Trust
3.564% due 07/25/2035 •		1	1
3.724% due 07/25/2045 ~		35	28

JP Morgan Mortgage Trust
3.326% due 04/25/2037 ~		37	32

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,065	954

Lehman XS Trust
3.444% due 12/25/2036 ~		825	792
3.584% due 08/25/2037 •		596	546

Luminent Mortgage Trust
2.963% due 04/25/2036 ~		3,183	2,448

MASTR Adjustable Rate Mortgages Trust
3.125% due 10/25/2033 ~		468	361
3.294% due 04/25/2046 •		3	3

Merrill Lynch Alternative Note Asset Trust
3.484% due 03/25/2037 •		4,081	1,215

Merrill Lynch Mortgage Investors Trust
2.873% due 05/25/2033 ~		37	36
3.584% due 11/25/2035 ~		123	116

Merrill Lynch Mortgage-Backed Securities Trust
2.782% due 04/25/2037 ^~		10	9

MSDB Trust
3.427% due 07/11/2039 ~		4,000	3,530

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		440	411

PHH Alternative Mortgage Trust
3.404% due 02/25/2037 ~		1,658	1,202

PRET LLC
1.843% due 09/25/2051 þ		2,449	2,270
6.559% due 08/25/2052 «þ		3,228	3,196

Residential Accredit Loans, Inc. Trust
3.424% due 01/25/2037 ~		1,601	1,348

Sequoia Mortgage Trust
2.436% due 01/20/2047 ^~		4	3
4.008% due 03/20/2035 •		5	5

Structured Adjustable Rate Mortgage Loan Trust
3.415% due 11/25/2035 ^~		445	410

Structured Asset Mortgage Investments Trust
3.693% due 02/19/2035 ~		20	19

Taurus UK DAC
2.811% due 05/17/2031 •	GBP	496	532

Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•		$6	6

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	4,674	5,221
3.186% (SONIO/N + 1.200%) due 02/20/2054 ~		1,287	1,422

WaMu Mortgage Pass-Through Certificates Trust
1.914% due 07/25/2047 ~		$325	268
1.984% due 10/25/2046 ^~		3,593	3,088
2.359% due 12/25/2046 •		135	129
2.569% due 01/25/2037 ^~		2	2
2.739% due 12/25/2036 ^~		2	2
2.740% due 04/25/2037 ^~		7	6

Washington Mutual Mortgage Pass-Through Certificates Trust
1.854% due 02/25/2047 ^•		1,512	1,310
2.074% due 05/25/2046 ^•		3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Alternative Loan Trust
3.589% due 07/25/2037 ^~		$31	$27
6.250% due 07/25/2037 ^		937	799

Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		3,152	3,086

Total Non-Agency Mortgage-Backed Securities (Cost $62,743)			57,321

ASSET-BACKED SECURITIES 21.9%

ACE Securities Corp. Home Equity Loan Trust
4.884% due 10/25/2032 •		4	4

ALM Ltd.
4.362% due 10/15/2029 •		3,100	2,960

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.029% due 07/25/2035 ~		4,964	4,853

Arbor Realty Commercial Real Estate Notes Ltd.
5.245% due 05/15/2037 •		1,200	1,187
5.745% due 05/15/2037 •		1,200	1,186

Argent Securities Trust
3.194% due 09/25/2036 •		712	248
3.564% due 06/25/2036 ~		2,105	637

Asset-Backed Funding Certificates Trust
3.819% due 03/25/2035 •		1,140	1,023

Atlas Senior Loan Fund Ltd.
4.010% due 04/20/2028 ~		2,150	2,127

Black Diamond CLO DAC
1.301% due 05/15/2032 •	EUR	2,100	2,003

Cairn CLO DAC
0.780% due 10/15/2031 •		850	803

Carlyle Euro CLO DAC
0.700% due 01/15/2031 ~		1,450	1,384
1.211% due 08/15/2032 ~		2,300	2,175

CarNow Auto Receivables Trust
3.440% due 07/15/2024		$219	218

Carrington Mortgage Loan Trust
3.344% due 02/25/2037 •		3,473	3,236
3.830% due 10/20/2029 •		2,468	2,441

CIFC Funding Ltd.
4.333% due 04/25/2033 ~		1,700	1,629

Citigroup Mortgage Loan Trust
3.234% due 12/25/2036 ~		3,215	1,311
3.404% due 09/25/2036 •		3,552	2,674

Countrywide Asset-Backed Certificates
3.484% due 02/25/2037 •		469	425
3.584% due 01/25/2046 ^~		5,237	4,923

Countrywide Asset-Backed Certificates Trust
3.234% due 06/25/2047 ^~		93	92
3.684% due 06/25/2036 •		207	205

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		3,700	3,557

Fremont Home Loan Trust
3.744% due 01/25/2036 •		509	492

Galaxy CLO Ltd.
3.482% due 10/15/2030 •		1,000	984

GoldenTree Loan Management EUR CLO DAC
0.947% due 01/20/2032 ~	EUR	10,500	9,953

GSAA Home Equity Trust
3.324% due 06/25/2036 •		$614	146

GSAMP Trust
3.214% due 12/25/2046 ~		1,776	1,000

Halseypoint CLO Ltd.
4.150% due 07/20/2031 •		600	587

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,000	948

Home Equity Mortgage Loan Asset-Backed Trust
3.294% due 04/25/2037 ~		$242	172

HSI Asset Securitization Corp. Trust
3.304% due 12/25/2036 •		8,310	2,325

JP Morgan Mortgage Acquisition Trust
3.384% due 07/25/2036 •		592	295

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Laurelin DAC
0.767% due 10/20/2031 •	EUR	2,700	$2,555

LendingClub Receivables Trust
3.750% due 01/15/2027		$863	850
3.750% due 12/15/2045		487	480
4.000% due 08/15/2025		527	521

LL ABS Trust
3.760% due 11/15/2029		1,405	1,379

Long Beach Mortgage Loan Trust
3.734% due 04/25/2035 •		914	903

Man GLG Euro CLO
1.700% due 10/15/2032 •	EUR	2,300	2,065
1.970% due 10/15/2032		1,000	863

Man GLG Euro CLO DAC
0.680% due 10/15/2030 ~		597	572

Marlette Funding Trust
5.180% due 11/15/2032		$2,200	2,192
5.950% due 11/15/2032		1,000	978

MASTR Asset-Backed Securities Trust
3.404% due 10/25/2036 ~		2,800	1,537
3.564% due 03/25/2036 ~		421	303

MF1 Ltd.
4.034% due 02/19/2037 ~		2,900	2,802

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 •		2,287	1,150
3.214% due 02/25/2037 •		2,442	2,186
3.364% due 08/25/2036 •		3,856	2,108

Morgan Stanley Home Equity Loan Trust
3.254% due 04/25/2037 ~		2,349	1,326

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •		328	112

Mountain View CLO LLC
3.830% due 10/16/2029 ~		2,141	2,093

Nassau Ltd.
3.662% due 10/15/2029 •		1,481	1,469

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.414% due 10/25/2036 ^•		1,461	340

NovaStar Mortgage Funding Trust
3.404% due 10/25/2036 •		2,076	1,219

Ownit Mortgage Loan Trust
3.984% due 10/25/2036 ^~		295	272

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,647	2,542
4.970% due 01/15/2030		1,110	1,100
6.060% due 03/15/2030		4,700	4,656

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 ~	EUR	3,694	3,547

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.959% due 10/25/2034 •		$1,131	1,072

PRET LLC
1.744% due 07/25/2051 þ		839	772
1.868% due 07/25/2051 þ		876	784
5.240% due 04/25/2052 þ		1,473	1,423

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		764	743
5.380% due 11/25/2030		2,100	2,073

Residential Asset Mortgage Products Trust
3.759% due 11/25/2035 ~		1,861	1,817

Securitized Asset-Backed Receivables LLC Trust
3.804% due 10/25/2035 •		2,650	2,345

Segovia European CLO DAC
0.927% due 07/20/2032 ~	EUR	2,150	2,033

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		$1,808	$1,687

Soundview Home Loan Trust
3.164% due 06/25/2037 ~		544	391
3.344% due 02/25/2037 •		1,275	369

Starwood Mortgage Trust
4.085% due 11/15/2038 •		4,500	4,344

Theorem Funding Trust
1.210% due 12/15/2027		697	680

Tikehau CLO DAC
1.130% due 08/04/2034 •	EUR	2,500	2,358

Toro European CLO DAC
0.920% due 01/12/2032 ~		9,100	8,613

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		$616	593

VMC Finance LLC
4.184% due 02/18/2039 •		2,800	2,702

Total Asset-Backed Securities (Cost $151,947)			135,122

SOVEREIGN ISSUES 0.4%

Argentina Government International Bond
0.500% due 07/09/2030 þ		722	146
1.000% due 07/09/2029		149	29
1.500% due 07/09/2035 þ		1,323	244
3.500% due 07/09/2041 þ		4,395	947
15.500% due 10/17/2026	ARS	31,468	26

Israel Government International Bond
1.250% due 11/30/2022	ILS	3,200	897

Total Sovereign Issues (Cost $4,480)			2,289

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Banco Santander SA
5.250% due 09/29/2023 •(g)(h)		200,000	176

JPMorgan Chase & Co.
6.276% (US0003M + 3.470%) due 01/30/2023 ~(g)		1,232,000	1,228

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)		486,375	439

Total Preferred Securities (Cost $2,035)			1,843

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 47.3%

COMMERCIAL PAPER 2.3%

Brookfield U.S. Holdings, Inc.
3.816% due 11/03/2022		$2,500	2,492

Crown Castle International Corp.
4.102% due 11/02/2022		2,900	2,890

Fiserv, Inc.
3.466% due 10/12/2022		3,200	3,196

Quanta Services, Inc.
3.456% due 10/11/2022		1,800	1,798

Raytheon Technologies Corp.
3.376% due 10/17/2022		300	300
3.409% due 10/24/2022		800	798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Communications, Inc.
3.563% due 11/08/2022		$1,000	$996
3.563% due 11/09/2022		1,500	1,494

			13,964

REPURCHASE AGREEMENTS (i) 28.1%
			172,816

SHORT-TERM NOTES 1.7%

AmeriCredit Automobile Receivables Trust
2.192% due 06/19/2023		902	901

Enterprise Fleet Financing LLC
2.764% due 06/20/2023		3,493	3,482

Federal Home Loan Bank
2.980% due 01/06/2023 •		6,200	6,200

			10,583

ISRAEL TREASURY BILLS 1.2%
(0.011)% due 10/07/2022 - 01/04/2023 (d)(e)	ILS	26,700	7,462

JAPAN TREASURY BILLS 2.0%
(0.244)% due 01/11/2023 (b)(d)(e)	JPY	1,790,000	12,377

U.S. TREASURY BILLS 12.0%
2.523% due 10/04/2022 - 11/25/2022 (d)(e)(k)(m)		$73,900	73,729

Total Short-Term Instruments (Cost $291,924)			290,931

Total Investments in Securities (Cost $672,752)			622,477

		SHARES
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%

PIMCO Short-Term Floating NAV Portfolio III		4,636,173	45,013

Total Short-Term Instruments (Cost $45,692)			45,013

Total Investments in Affiliates (Cost $45,692)			45,013

Total Investments 108.4% (Cost $718,444)			$667,490

Financial Derivative Instruments (j)(l) 2.0% (Cost or Premiums, net $76)			12,513

Other Assets and Liabilities, net (10.4)%			(64,157)

Net Assets 100.0%			$615,846

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	83

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$4,616	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(4,708)	$4,616	$4,616
	2.930	09/30/2022	10/03/2022	168,200	U.S. Treasury Notes 1.500% due 11/30/2028	(171,564)	168,200	168,241

Total Repurchase Agreements						$(176,272)	$172,816	$172,857

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$172,857	$0	$0	$172,857	$(176,272)	$(3,415)

Total Borrowings and Other Financing Transactions	$172,857	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	2	$215	$(8)	$0	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2022	116	$(20,889)	$1,653	$306	$0
Euro STOXX 50 December Futures	12/2022	164	(5,328)	214	103	(75)
Euro-Bund 10-Year Bond December Futures	12/2022	47	(6,379)	297	19	(46)
Euro-Buxl 30-Year Bond December Futures	12/2022	8	(1,150)	101	24	(9)
FTSE 100 Index December Futures	12/2022	20	(1,544)	75	30	(8)
Nikkei 225 Yen-denominated December Futures	12/2022	34	(3,046)	111	65	0

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	183	$(37,586)	$641	$27	$0
U.S. Treasury 10-Year Note December Futures	12/2022	138	(15,465)	794	54	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	172	(23,564)	2,257	279	0

				$6,143	$907	$(138)

Total Futures Contracts				$6,135	$907	$(139)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.284%	$ 900	$16	$(24)	$(8)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	900	(5)	(22)	(27)	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	600	(4)	(17)	(21)	1	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	EUR 600	138	(78)	60	1	0

						$145	$(141)	$4	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$1,386	$57	$(86)	$(29)	$0	$(1)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	900	(40)	5	(35)	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	61,900	586	(548)	38	6	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	60,300	24	(209)	(185)	7	0

					$ 627	$(838)	$(211)	$13	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$	8,800	$(1,190)	$(113)	$(1,303)	$0	$(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,000	232	18	250	12	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,700	(201)	1,068	867	49	0
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	11/15/2045		28,700	0	(12,058)	(12,058)	0	(238)
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		5,800	0	(2,432)	(2,432)	0	(48)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		13,200	2,707	2,423	5,130	143	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	EUR	33,600	930	78	1,008	0	(93)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		19,700	(2,108)	(222)	(2,330)	81	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		5,300	845	122	967	62	0

							$1,215	$(11,116)	$(9,901)	$347	$(408)

Total Swap Agreements							$1,987	$(12,095)	$(10,108)	$363	$(410)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$907	$377	$1,284	$0	$(139)	$(455)	$(594)

(k)

Securities with an aggregate market value of $1,500 and cash of $10,396 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	85

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $14 and liability of $(45) for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022		$867	CAD	1,141	$0	$(41)
	10/2022		39	HUF	16,338	0	(1)
	11/2022	JPY	1,126		$8	0	0
	12/2022	TWD	16,812		530	1	0
	12/2022		$911	ILS	3,074	0	(44)
	01/2023	JPY	1,790,000		$12,518	1	0
	01/2023		$182	ZAR	3,234	0	(5)

BPS	10/2022	CHF	2,233		$2,287	24	0
	10/2022	EUR	1,954		1,958	43	0
	10/2022	JPY	513,800		3,696	146	0
	10/2022	NOK	22,925		2,291	185	0
	10/2022		$5,226	CAD	6,893	0	(236)
	10/2022		1,008	EUR	1,007	0	(21)
	10/2022		2,604	GBP	2,254	0	(88)
	10/2022		1,561	JPY	222,700	0	(22)
	10/2022		463	PLN	2,152	0	(30)
	11/2022	INR	14,849		$186	5	0
	11/2022	THB	28,292		807	56	0
	11/2022		$275	BRL	1,498	1	0
	11/2022		430	IDR	6,422,028	0	(12)
	11/2022		803	ZAR	12,878	0	(94)
	12/2022	CNH	15,578		$2,253	69	0
	12/2022		$2,253	CNY	15,567	0	(67)
	03/2023	MYR	27,275		$6,038	192	0

BRC	10/2022		$161	CLP	146,636	0	(10)
	10/2022		150	PLN	703	0	(8)
	11/2022	CHF	30,997		$31,720	226	0
	11/2022		$218	IDR	3,230,891	0	(7)
	12/2022	KRW	593,274		$414	2	0

CBK	10/2022	AUD	557		380	23	0
	10/2022	BRL	10,402		2,022	93	0
	10/2022	ILS	800		256	31	0
	10/2022	JPY	4,336,437		31,419	1,457	0
	10/2022		$1,966	BRL	10,402	1	(39)
	10/2022		1,114	GBP	967	0	(34)
	11/2022	CHF	7,158		$7,353	80	0
	11/2022	ILS	8,943		2,856	341	0
	11/2022		$289	ZAR	4,743	0	(28)
	12/2022	CNH	6,087		$880	27	0
	12/2022	ILS	9,601		3,065	358	0
	12/2022	MXN	41,545		2,038	0	(1)
	12/2022		$880	CNY	6,084	0	(26)
	12/2022		215	KRW	306,207	0	(2)
	12/2022		849	TWD	26,816	0	(5)
	01/2023	ILS	10,198		$3,230	347	0
	01/2023		$1,982	BRL	10,402	0	(93)
	03/2023		254	MXN	5,242	0	(1)

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CLY	12/2022		$1,120	TWD	34,667	$0	$(29)

DUB	10/2022	MXN	32,372		$1,553	0	(47)
	10/2022		$51	CZK	1,275	0	0
	12/2022	ILS	400		$126	14	0

GLM	10/2022	BRL	1,292		239	0	(1)
	10/2022	CNH	22		3	0	0
	10/2022	DKK	12,320		1,658	34	0
	10/2022		$247	BRL	1,292	0	(7)
	10/2022		46	CZK	1,160	0	0
	10/2022		407	EUR	409	0	(6)
	10/2022		1,910	MYR	8,594	0	(68)
	10/2022		223	TRY	4,251	0	0

JPM	10/2022	BRL	953		$176	0	0
	10/2022	CAD	14,240		11,005	696	0
	10/2022	DKK	1,640		221	5	0
	10/2022		$185	BRL	953	0	(8)
	10/2022		2,143	CNH	14,874	0	(59)
	10/2022		134	HUF	56,051	0	(4)
	10/2022		411	PHP	23,556	0	(11)
	11/2022		39	IDR	579,089	0	(1)
	11/2022		3,334	INR	267,842	0	(62)
	12/2022	KRW	3,550,746		$2,643	175	0
	12/2022	TWD	1,009,711		32,472	684	0

MBC	10/2022	CNH	1,680		241	5	0
	10/2022	NZD	320		195	16	0
	10/2022	SGD	7,158		5,099	115	0
	10/2022		$6,559	CAD	8,985	0	(54)
	10/2022		926	EUR	953	13	(5)
	10/2022		1,063	GBP	1,005	59	0
	10/2022		1,917	JPY	274,400	0	(21)
	10/2022		3,163	SEK	33,825	0	(115)
	11/2022	CAD	8,986		$6,559	54	0
	11/2022	DKK	12,320		1,623	0	(5)
	11/2022	THB	11,543		327	20	0
	12/2022	CNH	7,867		1,127	24	0
	12/2022		$1,127	CNY	7,843	0	(26)
	05/2023		1,160	CNH	7,787	0	(63)

MYI	10/2022	CAD	6,560		$5,003	254	0
	10/2022	MXN	7,176		351	0	(4)
	10/2022	NZD	773		478	46	0
	10/2022		$581	AUD	836	0	(47)
	10/2022		649	CHF	640	0	0
	10/2022		62,904	EUR	65,199	994	0
	10/2022		52,608	GBP	48,599	1,655	0
	10/2022		19,466	JPY	2,806,988	0	(71)
	10/2022		202	TRY	3,857	0	0
	11/2022	EUR	65,199		$63,033	0	(993)
	11/2022	GBP	48,599		52,639	0	(1,658)
	11/2022	JPY	2,799,484		19,466	71	0
	11/2022	THB	389,228		10,849	512	0
	11/2022		$227	IDR	3,360,575	0	(8)
	11/2022		1,063	INR	85,162	0	(23)
	11/2022		501	THB	18,542	0	(9)
	12/2022	CNH	3,542		$508	11	0
	12/2022	TWD	279,317		9,246	453	0
	12/2022		$508	CNY	3,531	0	(12)

RBC	10/2022	CAD	2,055		$1,582	94	0
	10/2022		$932	HKD	7,313	0	0
	12/2022		77	TWD	2,393	0	(1)

RYL	10/2022		1,319	CHF	1,262	0	(40)

SCX	10/2022		321	CLP	302,424	0	(9)
	11/2022		217	COP	920,730	0	(19)
	11/2022		331	IDR	4,962,215	0	(7)
	12/2022	CNH	3,946		$566	12	0
	12/2022	KRW	4,779,913		3,596	274	0
	12/2022	TWD	583,355		19,199	834	0
	12/2022		$566	CNY	3,936	0	(13)
	03/2023	MYR	28,224		$6,253	204	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	87

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2022	EUR	65,033		65,445	$1,709	$0
	10/2022		$9,403	CHF	9,212	0	(67)
	11/2022	CHF	9,189		$9,403	66	0

TOR	10/2022	CAD	9,675		7,449	445	0
	10/2022	JPY	5,979,827		43,798	2,480	0
	10/2022		$11,366	CAD	15,511	0	(137)
	11/2022	CAD	15,513		$11,366	137	0

UAG	10/2022	CHF	47,021		48,577	923	0
	10/2022	GBP	51,820		60,294	2,434	0
	10/2022	HKD	161,361		20,575	14	0
	10/2022	TRY	4,881		289	34	0
	10/2022		$88	AUD	128	0	(6)
	10/2022		2,031	CNH	14,143	0	(50)
	10/2022		53,050	JPY	7,649,367	0	(198)
	11/2022	INR	51,598		$631	1	0
	11/2022	JPY	7,628,909		53,050	197	0
	11/2022		$191	IDR	2,841,202	0	(6)
	03/2023		232	ZAR	4,139	0	(6)

Total Forward Foreign Currency Contracts						$19,477	$(4,891)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	87,200	$837	$3,558

Total Purchased Options							$837	$3,558

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600%	10/19/2022	3,700	$(13)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	174,500	$(838)	$(4,709)

Total Written Options							$(851)	$(4,712)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,683	$(678)	$687	$9	$0

BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,717	(1,219)	1,235	16	0

						$(1,897)	$1,922	$25	$0

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	2,866	3.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$21,791	$0	$58	$58	$0

BPS	Receive	RALVEIIT Index	135,846	3.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	18,657	0	(55)	0	(55)
	Pay	NDUEEGF Index	5,058	3.185% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	2,241	0	6	6	0
	Pay	S&P 500 Total Return Index	5,869	3.455% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	44,623	0	122	122	0
	Receive	RALVEIIT Index	688,052	3.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	94,497	0	(282)	0	(282)

BRC	Pay	NDDUWXUS Index	6,428	3.020% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	36,916	0	85	85	0

CBK	Pay	NDUEEGF Index	42,254	2.930% (1-Month USD-LIBOR less a specified spread)	Monthly	05/24/2023	18,721	0	25	25	0

FAR	Receive	RALVEIUT Index	68,264	3.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	13,865	0	(36)	0	(36)

FBF	Pay	NDUEEGF Index	5,844	3.185% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	2,589	0	6	6	0
	Receive	RALVEIIT Index	436,341	3.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	59,927	0	(171)	0	(171)
	Receive	RALVEIIT Index	117,498	3.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	16,137	0	(42)	0	(42)
	Receive	RALVEIET Index	521,563	3.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	55,479	0	(176)	0	(176)
	Receive	RALVEIET Index	361,216	4.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	38,423	0	(70)	0	(70)

GST	Pay	S&P 500 Total Return Index	2,320	3.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	17,639	0	48	48	0
	Pay	S&P 500 Total Return Index	1,302	3.290% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	9,899	0	0	0	0
	Pay	S&P 500 Total Return Index	5,173	3.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	39,331	0	104	104	0

HUS	Receive	RALVEIUT Index	365,443	3.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	74,225	0	(198)	0	(198)

JPM	Receive	RALVEIET Index	140,237	4.100% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	14,917	0	(49)	0	(49)
	Pay	NDUEEGF Index	16,144	3.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	7,153	0	17	17	0
	Receive	RALVEIET Index	83,908	4.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	8,925	0	(28)	0	(28)
	Pay	NDUEEGF Index	6,345	3.020% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2023	2,811	0	6	6	0
	Receive	RALVEIET Index	463,658	3.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	49,319	0	(157)	0	(157)
	Pay	NDUEEGF Index	19,650	2.940% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	8,706	0	19	19	0
	Receive	RALVEIET Index	187,955	4.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/26/2023	20,008	0	(47)	0	(47)
	Pay	NDDUWXUS Index	9,857	2.990% (1-Month USD-LIBOR less a specified spread)	Monthly	08/09/2023	56,609	0	129	129	0
	Receive	RALVEIUT Index	369,608	3.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	75,071	0	(165)	0	(165)
	Receive	RALVEIUT Index	722,440	3.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	146,735	0	(376)	0	(376)

MBC	Pay	NDDUWXUS Index	5,265	3.020% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	30,148	0	(11)	0	(11)

MEI	Receive	RALVEIET Index	336,327	3.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	46,363	0	(314)	0	(314)
	Pay	NDDUWXUS Index	9,963	3.060% (1-Month USD-LIBOR less a specified spread)	Monthly	01/11/2023	57,217	0	104	104	0
	Pay	NDDUWXUS Index	986	2.970% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	5,663	0	12	12	0
	Receive	RALVEIET Index	634,025	3.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	87,077	0	(239)	0	(239)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	89

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Receive	RALVEIIT Index	205,544	3.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	$28,230	$0	$(81)	$0	$(81)
	Receive	RALVEIIT Index	168,196	1-Month USD-LIBOR plus a specified spread	Monthly	09/27/2023	23,100	0	0	0	0

RBC	Receive	RALVEIUT Index	276,823	3.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	56,226	0	(150)	0	(150)

UAG	Pay	NDUEEGF Index	32,558	3.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	14,426	0	42	42	0
	Pay	NDUEEGF Index	82,083	3.185% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	36,368	0	92	92	0
	Pay	S&P 500 Total Return Index	6,541	3.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	49,732	0	138	138	0

								$0	$(1,634)	$1,013	$(2,647)

Total Swap Agreements								$(1,897)	$288	$1,038	$(2,647)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$2	$0	$67	$69	$(91)	$0	$0	$(91)	$(22)	$(1,870)	$(1,892)
BPS	721	0	128	849	(570)	0	(337)	(907)	(58)	5,988	5,930
BRC	228	0	101	329	(25)	0	0	(25)	304	(3,870)	(3,566)
CBK	2,758	0	25	2,783	(229)	0	0	(229)	2,554	(3,894)	(1,340)
CLY	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
DUB	14	0	0	14	(47)	0	0	(47)	(33)	0	(33)
FAR	0	0	0	0	0	0	(36)	(36)	(36)	825	789
FBF	0	0	6	6	0	0	(459)	(459)	(453)	14,141	13,688
GLM	34	0	0	34	(82)	0	0	(82)	(48)	0	(48)
GST	0	0	152	152	0	0	0	0	152	(5,050)	(4,898)
HUS	0	0	0	0	0	0	(198)	(198)	(198)	4,516	4,318
JPM	1,560	0	171	1,731	(145)	(3)	(822)	(970)	761	10,871	11,632
MBC	306	0	0	306	(289)	0	(11)	(300)	6	(3,380)	(3,374)
MEI	0	0	116	116	0	0	(553)	(553)	(437)	7,186	6,749
MYI	3,996	0	0	3,996	(2,825)	0	(81)	(2,906)	1,090	1,351	2,441
NGF	0	3,558	0	3,558	0	(4,709)	0	(4,709)	(1,151)	1,266	115
RBC	94	0	0	94	(1)	0	(150)	(151)	(57)	3,535	3,478
RYL	0	0	0	0	(40)	0	0	(40)	(40)	0	(40)
SCX	1,324	0	0	1,324	(48)	0	0	(48)	1,276	(1,200)	76
SOG	1,775	0	0	1,775	(67)	0	0	(67)	1,708	(1,770)	(62)
TOR	3,062	0	0	3,062	(137)	0	0	(137)	2,925	(2,731)	194
UAG	3,603	0	272	3,875	(266)	0	0	(266)	3,609	(14,640)	(11,031)

Total Over the Counter	$19,477	$3,558	$1,038	$24,073	$(4,891)	$(4,712)	$(2,647)	$(12,250)

(m)

Securities with an aggregate market value of $49,677 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$504	$0	$403	$907
Swap Agreements	0	16	0	0	361	377

	$0	$16	$504	$0	$764	$1,284

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,477	$0	$19,477
Purchased Options	0	0	0	0	3,558	3,558
Swap Agreements	0	25	1,013	0	0	1,038

	$0	$25	$1,013	$19,477	$3,558	$24,073

	$0	$41	$1,517	$19,477	$4,322	$25,357

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$83	$0	$56	$139
Swap Agreements	0	2	0	0	453	455

	$0	$2	$83	$0	$509	$594

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,891	$0	$4,891
Written Options	0	3	0	0	4,709	4,712
Swap Agreements	0	0	2,647	0	0	2,647

	$0	$3	$2,647	$4,891	$4,709	$12,250

	$0	$5	$2,730	$4,891	$5,218	$12,844

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$841	$0	$7,014	$7,855
Swap Agreements	0	(1,662)	0	0	(2,870)	(4,532)

	$0	$(1,662)	$841	$0	$4,144	$3,323

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53,456	$0	$53,456
Written Options	0	170	0	0	0	170
Swap Agreements	0	184	(43,088)	0	0	(42,904)

	$0	$354	$(43,088)	$53,456	$0	$10,722

	$0	$(1,308)	$(42,247)	$53,456	$4,144	$14,045

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$2,348	$0	$2,533	$4,881
Swap Agreements	0	(481)	0	0	1,341	860

	$0	$(481)	$2,348	$0	$3,874	$5,741

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,399)	$0	$(2,399)
Purchased Options	0	0	0	0	1,653	1,653
Written Options	0	(86)	0	0	(2,561)	(2,647)
Swap Agreements	0	(211)	(10,703)	0	0	(10,914)

	$0	$(297)	$(10,703)	$(2,399)	$(908)	$(14,307)

	$0	$(778)	$(8,355)	$(2,399)	$2,966	$(8,566)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	91

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)	September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,718	$0	$71,718
Industrials	0	34,185	0	34,185
Utilities	0	6,560	0	6,560
Municipal Bonds & Notes
Illinois	0	94	0	94
U.S. Government Agencies	0	10,344	0	10,344
U.S. Treasury Obligations	0	12,070	0	12,070
Non-Agency Mortgage-Backed Securities	0	54,125	3,196	57,321
Asset-Backed Securities	0	135,122	0	135,122
Sovereign Issues	0	2,289	0	2,289
Preferred Securities
Banking & Finance	0	1,843	0	1,843
Short-Term Instruments
Commercial Paper	0	13,964	0	13,964
Repurchase Agreements	0	172,816	0	172,816
Short-Term Notes	0	10,583	0	10,583
Israel Treasury Bills	0	7,462	0	7,462
Japan Treasury Bills	0	12,377	0	12,377
U.S. Treasury Bills	0	73,729	0	73,729

	$0	$619,281	$3,196	$622,477

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,013	$0	$0	$45,013

Total Investments	$45,013	$619,281	$3,196	$667,490

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	547	723	0	1,270
Over the counter	0	24,073	0	24,073

	$547	$24,796	$0	$25,343

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(138)	(411)	0	(549)
Over the counter	0	(12,250)	0	(12,250)

	$(138)	$(12,661)	$0	$(12,799)

Total Financial Derivative Instruments	$409	$12,135	$0	$12,544

Totals	$45,422	$631,416	$3,196	$680,034

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2022	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the Funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss)

on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	93

Notes to Financial Statements	(Cont.)

on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or

94	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2022	(Unaudited)

delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	95

Notes to Financial Statements	(Cont.)

paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not

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necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive

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Notes to Financial Statements	(Cont.)

markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at

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the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$1,012	$1	$(1,013)	$(17)	$17	$0	$1	$0

PIMCO RAE PLUS Fund	60,194	314	(60,298)	(1,235)	1,025	0	348	0

PIMCO RAE PLUS EMG Fund	1,017	10	0	0	(8)	1,019	10	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$34,321	$244	$(3,391)	$(47)	$43	$31,170	$244	$0

PIMCO RAE PLUS Fund	44	0	0	0	0	44	1	0

PIMCO RAE PLUS EMG Fund	7,728	59	0	0	(1)	7,786	59	0

PIMCO RAE PLUS International Fund	1,680	6	(1,600)	(24)	24	86	6	0

PIMCO RAE PLUS Small Fund	144	1	0	0	0	145	1	0

PIMCO RAE Worldwide Long/Short PLUS Fund	44,680	338	0	0	(5)	45,013	337	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each

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representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of

Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund

(b) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase

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Notes to Financial Statements	(Cont.)

agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current

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value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when

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compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

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Risks	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	X	—

Management	X	X	X	X	X	X

Model	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by a Fund’s sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity

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of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws;

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regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general

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Notes to Financial Statements	(Cont.)

obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A	N/A		0.40%	N/A	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%	N/A		0.45%	0.45%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%	N/A		0.35%	N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%	N/A		0.35%	0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	N/A		0.40%	0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the

110	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2022	(Unaudited)

PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO RAE PLUS Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Fund below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$0	$3,171

PIMCO RAE PLUS Fund	0	10,583

PIMCO RAE Worldwide Long/Short PLUS Fund	0	5,748

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

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Notes to Financial Statements	(Cont.)

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$261,007	$272,610	$55,994	$39,456

PIMCO RAE PLUS Fund	586,566	824,738	142,214	105,301

PIMCO RAE PLUS EMG Fund	195,005	207,406	44,392	1,998

PIMCO RAE PLUS International Fund	40,791	39,159	28,842	715

PIMCO RAE PLUS Small Fund	67,601	70,984	36,700	11,353

PIMCO RAE Worldwide Long/Short PLUS Fund	368,263	404,098	49,296	22,749

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	23,149	$193,432	43,704	$378,127	65,480	$419,669	60,727	$424,861

I-2	N/A	N/A	N/A	N/A	3,801	22,626	12,324	85,029

I-3	N/A	N/A	N/A	N/A	459	2,857	415	2,901

Class A	270	2,348	500	4,273	4,449	25,240	13,458	86,414

Class C	N/A	N/A	N/A	N/A	591	2,894	1,791	9,996
Issued as reinvestment of distributions

Institutional Class	1,225	10,706	4,008	34,902	1,808	11,051	11,190	76,778

I-2	N/A	N/A	N/A	N/A	752	4,550	4,692	31,609

I-3	N/A	N/A	N/A	N/A	33	200	142	953

Class A	26	219	59	496	1,764	9,872	10,406	65,228

Class C	N/A	N/A	N/A	N/A	350	1,680	2,867	15,592
Cost of shares redeemed

Institutional Class	(30,248)	(265,202)	(83,050)	(747,315)	(78,580)	(466,643)	(104,664)	(721,002)

I-2	N/A	N/A	N/A	N/A	(9,646)	(58,792)	(16,451)	(113,969)

I-3	N/A	N/A	N/A	N/A	(260)	(1,575)	(237)	(1,624)

Class A	(260)	(2,127)	(199)	(1,698)	(8,428)	(46,682)	(16,619)	(106,230)

Class C	N/A	N/A	N/A	N/A	(4,348)	(20,725)	(10,165)	(56,733)

Net increase (decrease) resulting from Fund share transactions	(5,838)	$(60,624)	(34,978)	$(331,215)	(21,775)	$(93,778)	(30,124)	$(200,197)

112	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2022	(Unaudited)

	PIMCO RAE PLUS EMG Fund				PIMCO RAE PLUS International Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares~	Amount
Receipts for shares sold

Institutional Class	29,294	$185,949	14,190	$125,937	17,246	$161,858	4,495	$126,788

I-2	646	4,370	2,181	20,844	24	233	25	759

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	681	4,205	6,566	55,148	264	2,544	286	4,519

Class C	4	22	28	244	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	0	0	13,856	132,740	163	1,582	10,380	177,798

I-2	0	0	682	6,032	1	5	40	526

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	0	0	499	4,334	4	38	322	4,115

Class C	0	0	59	481	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(23,024)	(147,652)	(95,893)	(955,230)	(12,718)	(114,656)	(36,782)	(1,188,752)

I-2	(2,097)	(14,504)	(2,686)	(26,789)	(11)	(112)	(32)	(739)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(618)	(3,979)	(6,764)	(57,306)	(260)	(2,504)	(331)	(5,312)

Class C	(41)	(235)	(80)	(689)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	4,845	$28,176	(67,362)	$(694,254)	4,713	$48,988	(21,597)	$(880,298)

	PIMCO RAE PLUS Small Fund				PIMCO RAE Worldwide Long/Short PLUS Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares)	Amount	Shares~~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,208	$74,915	4,049	$131,233	18,933	$149,574	36,477	$316,701

I-2	536	7,474	1,181	38,387	292	2,432	179	1,579

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	289	3,982	1,199	39,371	576	4,715	552	4,702

Class C	116	1,389	87	2,531	50	411	13	116
Issued as reinvestment of distributions

Institutional Class	313	4,558	8,474	206,897	3,094	24,524	14,278	119,843

I-2	35	506	1,364	26,814	38	306	126	1,057

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	46	632	1,552	29,937	125	988	364	3,029

Class C	8	103	214	3,793	23	180	127	1,063
Cost of shares redeemed

Institutional Class	(7,251)	(100,172)	(18,662)	(736,854)	(27,972)	(228,802)	(101,451)	(877,158)

I-2	(990)	(13,647)	(1,320)	(32,702)	(379)	(3,021)	(546)	(4,691)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(414)	(5,597)	(1,377)	(32,287)	(356)	(2,847)	(1,029)	(8,806)

Class C	(26)	(303)	(113)	(2,308)	(329)	(2,676)	(736)	(6,296)

Net increase (decrease) resulting from Fund share transactions	(2,130)	$(26,160)	(3,352)	$(325,188)	(5,905)	$(54,216)	(51,646)	$(448,861)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for five reverse share split, effective March 25, 2022, has been retroactively applied.
~~	A one for four reverse share split, effective March 25, 2022, has been retroactively applied.

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Notes to Financial Statements	(Cont.)

At a meeting held on February 15-16, 2022, the Board ratified a reverse share split for each class of PIMCO RAE PLUS International Fund, pursuant to which shareholders received one share in exchange for every five shares of the Fund.

At a meeting held on February 15-16, 2022, the Board ratified a reverse share split for each class of PIMCO RAE PLUS Small Fund, pursuant to which shareholders received one share in exchange for every four shares of the Fund.

The reverse share splits were effective March 25, 2022. While the reverse share splits reduced the number of outstanding shares of each class of each Fund, they proportionately increased the NAV per share of each class of each Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of a Fund, with each Fund affecting its reverse share split at its own ratio. The reverse share splits did not alter the rights or total value of a shareholder’s investment in the Funds, nor were they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 25, 2022 for each Fund has been adjusted to reflect the reverse share split.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2022. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	93%

PIMCO RAE PLUS EMG Fund	0	1	0%	42%

PIMCO RAE PLUS International Fund	0	2	0%	76%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	2	0%	91%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.-registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

114	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2022	(Unaudited)

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$665,600	$249,663

PIMCO RAE PLUS Fund	0	0

PIMCO RAE PLUS EMG Fund*	159,291	40,888

PIMCO RAE PLUS International Fund	0	0

PIMCO RAE PLUS Small Fund*	7,456	2,362

PIMCO RAE Worldwide Long/Short PLUS Fund*	88,098	61,074

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$721,011	$63,368	$(90,557)	$(27,189)

PIMCO RAE PLUS Fund	1,167,454	77,979	(240,944)	(162,965)

PIMCO RAE PLUS EMG Fund	220,196	5,385	(34,150)	(28,765)

PIMCO RAE PLUS International Fund	158,240	3,791	(15,237)	(11,446)

PIMCO RAE PLUS Small Fund	146,732	4,888	(21,161)	(16,273)

PIMCO RAE Worldwide Long/Short PLUS Fund	718,752	37,336	(80,748)	(43,412)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	115

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BSN	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CLY	Crédit Agricole Corporate and Investment Bank	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MEI	Merrill Lynch International	UAG	UBS AG Stamford

FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TRY	Turkish New Lira

COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:

FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	ERAUSLT	eRAFI U.S. Large Strategy Index	S&P 500	Standard & Poor’s 500 Index

CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSST	eRAFI U.S. Small Strategy Index	SOFR	Secured Overnight Financing Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	SOFRINDX	Secured Overnight Financing Rate Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDUEEGF	iShares MSCI Emerging Markets ETF	SONIO	Sterling Overnight Interbank Average Rate

EAFE	Europe, Australasia, and Far East Stock Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International

CMBS	Collateralized Mortgage-Backed Security

116	PIMCO FUNDAMENTAL INDEX FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

118	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To

120	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	121

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0775	$0.0000	$0.0000	$0.0775

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0739	$0.0000	$0.0000	$0.0739

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0731	$0.0000	$0.0000	$0.0731

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0640	$0.0000	$0.0000	$0.0640

PIMCO RAE PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0673	$0.0673

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0660	$0.0660

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0663	$0.0663

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0638	$0.0638

122	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0665	$0.0665

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0634	$0.0634

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0636	$0.0636

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0604	$0.0604

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0575	$0.0575

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0525	$0.0525
PIMCO RAE PLUS International Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0580	$0.0580

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0412	$0.0412

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0561	$0.0561

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0396	$0.0396

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.0514	$0.0514

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.0326	$0.0326

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	123

Distribution Information	(Cont.)

PIMCO RAE PLUS Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.2127	$0.2127

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1659	$0.1659

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.2086	$0.2086

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1622	$0.1622

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.2034	$0.2034

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1542	$0.1542

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.0000	$0.0000	$0.1904	$0.1904

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1387	$0.1387

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.2094	$0.0000	$0.0000	$0.2094

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1302	$0.1302

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.2086	$0.0000	$0.0000	$0.2086

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1259	$0.1259

124	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.2047	$0.0000	$0.0000	$0.2047

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1219	$0.1219

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.1917	$0.0000	$0.0000	$0.1917

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.0000	$0.0000	$0.1055	$0.1055

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	125

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4004SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		16

Benchmark Descriptions		18

Financial Highlights		20

Statements of Assets and Liabilities		28

Statements of Operations		32

Statements of Changes in Net Assets		34

Notes to Financial Statements		152

Glossary		180

Approval of Investment Advisory Contract and Other Agreements		181

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Markets Bond Fund	9	36

PIMCO Emerging Markets Corporate Bond Fund	10	56

PIMCO Emerging Markets Currency and Short-Term Investments Fund	11	67

PIMCO Emerging Markets Full Spectrum Bond Fund	12	86

PIMCO Global Advantage® Strategy Bond Fund	13	91

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	14	112

PIMCO International Bond Fund (Unhedged)	15	131

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

2	PIMCO INTERNATIONAL BOND FUNDS

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously.

The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments

4	PIMCO INTERNATIONAL BOND FUNDS

and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable).

A Fund may have significant exposure to issuers in the United Kingdom. The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

A Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia. Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian issuers of securities in which a Fund invests. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	5

Important Information About the Funds	(Cont.)

the Russian government, Russian companies or Russian individuals, including politicians. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is

6	PIMCO INTERNATIONAL BOND FUNDS

defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	09/30/03	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	7

Important Information About the Funds	(Cont.)

other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX
I-2 - PEMPX	Class A - PAEMX
I-3 - PEBNX	Class C - PEBCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2022†§

Short-Term Instruments‡	11.1%

United States	7.5%

Mexico	7.1%

Brazil	5.9%

Indonesia	4.7%

South Africa	4.5%

Turkey	3.9%

Saudi Arabia	3.4%

Colombia	3.0%

Chile	2.4%

Egypt	2.3%

Nigeria	2.2%

Romania	2.0%

Dominican Republic	2.0%

Oman	1.8%

United Arab Emirates	1.8%

Cayman Islands	1.7%

Panama	1.7%

Morocco	1.7%

Argentina	1.5%

Peru	1.3%

Kazakhstan	1.2%

Azerbaijan	1.2%

Israel	1.1%

India	1.1%

Qatar	1.1%

Ivory Coast	1.1%

Other	19.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	(15.52)%	(23.19)%	(2.15)%	0.72%	7.16%
PIMCO Emerging Markets Bond Fund I-2	(15.57)%	(23.27)%	(2.25)%	0.62%	7.05%
PIMCO Emerging Markets Bond Fund I-3	(15.59)%	(23.31)%	(2.30)%	0.57%	7.00%
PIMCO Emerging Markets Bond Fund Class A	(15.68)%	(23.48)%	(2.51)%	0.34%	6.74%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	(18.84)%	(26.35)%	(3.26)%	(0.05)%	6.57%
PIMCO Emerging Markets Bond Fund Class C	(16.01)%	(24.06)%	(3.24)%	(0.41)%	5.94%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	(16.83)%	(24.80)%	(3.24)%	(0.41)%	5.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	(14.30)%	(22.23)%	(2.31)%	0.95%	6.13%
Lipper Emerging Market Hard Currency Debt Funds Average	(14.16)%	(22.73)%	(2.80)%	(0.05)%	5.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.84% for the Institutional Class shares, 0.94% for I-2 shares, 1.04% for I-3 shares, 1.21% for Class A shares and 1.96% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to emerging market spreads contributed to relative performance, as spreads widened.

»	Off-benchmark long exposure to Russian external sovereign debt contributed to relative performance, as the price of select holdings appreciated.

»

Off-benchmark long exposure to Chinese external corporate debt detracted from relative performance, as the Chinese external corporate debt sub-index underperformed the Chinese external sovereign debt sub-index.

»	Overweight exposure to Ukrainian sovereign debt detracted from relative performance, as the Ukrainian sub-index underperformed the broader index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	9

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2022†§

Cayman Islands	13.3%

Short-Term Instruments‡	8.9%

United States	8.1%

Israel	5.6%

South Africa	4.9%

South Korea	4.9%

Mexico	4.6%

Indonesia	4.4%

India	4.2%

Brazil	3.7%

Netherlands	3.7%

Chile	3.1%

United Arab Emirates	2.6%

Hong Kong	2.3%

Peru	2.1%

Colombia	2.0%

Mauritius	1.9%

Singapore	1.7%

Virgin Islands (British)	1.7%

Luxembourg	1.6%

United Kingdom	1.6%

Turkey	1.5%

Saudi Arabia	1.5%

Multinational	1.0%

Canada	1.0%

Other	8.1%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	(8.90)%	(19.53)%	(0.87)%	0.99%	3.55%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	(8.51)%	(17.55)%	0.09%	2.57%	5.18%
Lipper Emerging Market Hard Currency Debt Funds Average	(14.16)%	(22.73)%	(2.80)%	(0.05)%	3.00%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.90% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to emerging market spreads contributed to relative performance, as spreads widened.

»	Off-benchmark long exposure to Russian external corporate debt contributed to relative performance, as the price of select holdings appreciated.

»	Off-benchmark long exposure to Chinese external corporate debt detracted from relative performance, as the price of select holdings depreciated.

»	Overweight exposure to Ghanaian external corporate debt detracted from relative performance, as the Ghanaian sub-index underperformed the broader index.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Institutional Class - PLMIX	Class A - PLMAX
I-2 - PLMPX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2022†§

Short-Term Instruments‡	57.8%

Brazil	14.4%

South Africa	6.0%

Colombia	3.5%

United States	3.5%

Israel	2.8%

Peru	2.0%

Denmark	1.3%

Cayman Islands	1.1%

Other	7.6%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class	(8.95)%	(11.11)%	(1.58)%	(0.80)%	1.93%
PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2	(8.99)%	(11.20)%	(1.68)%	(0.90)%	1.82%
PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A	(9.13)%	(11.47)%	(1.97)%	(1.19)%	1.52%
PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A (adjusted)	(12.54)%	(14.79)%	(2.72)%	(1.57)%	1.29%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	(8.35)%	(14.24)%	(2.41)%	(1.58)%	1.65%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	(8.35)%	(14.24)%	(2.41)%	(1.58)%	1.51%
Lipper Alternative Currency Strategies Average	(15.91)%	(8.32)%	(1.55)%	(1.76)%	0.81%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.86% for the Institutional Class shares, 0.96% for I-2 shares, and 1.26% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Currency and Short-Term Investments Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries, and in short-term investments. The Fund’s investments in currencies or Fixed Income Instruments, including short-term investments, may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries or in short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the Turkish lira contributed to relative performance, as the currency depreciated.

»	Underweight exposure to Polish local duration contributed to relative performance, as local rates rose.

»	Overweight exposure to Brazilian local duration and the real detracted from relative performance, as local rates rose and the currency depreciated.

»	Overweight exposure to the South African rand detracted from relative performance, as the currency depreciated.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	11

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of September 30, 2022†§

PIMCO Emerging Markets Local Currency and Bond Fund	43.7%

PIMCO Emerging Markets Corporate Bond Fund	21.4%

PIMCO Emerging Markets Bond Fund	21.3%

Brazil Letras do Tesouro Nacional % due 04/01/2023	5.3%

Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%

Vale SA % due 12/29/2049	0.3%

Petroleos Mexicanos, 6.500% due 06/02/2041	0.3%

Brazil Minas SPE via State of Minas Gerais, 5.333% due 02/15/2028	0.3%

Morocco Government International Bond, 4.250% due 12/11/2022	0.3%

Southern Gas Corridor CJSC, 6.875% due 03/24/2026	0.3%
†	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	(11.12)%	(19.39)%	(2.27)%	(1.28)%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	(12.17)%	(20.24)%	(2.46)%	(0.69)%
Lipper Emerging Market Hard Currency Debt Funds Average	(14.16)%	(22.73)%	(2.80)%	(0.44)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), was 1.87% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Within local duration, off-benchmark long exposure to Russia contributed to relative performance, as local rates fell.

»	Within external debt, off-benchmark long exposure to Russia contributed to relative performance, as the price of select holdings appreciated.

»

Within external debt, off-benchmark long exposure to Chinese corporates detracted from relative performance, as the Chinese external corporate debt index underperformed the Chinese external sovereign debt index.

»	Within local duration, an underweight exposure to Turkey detracted from relative performance, as local rates fell.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX
Class A - PGSAX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2022†§

United States	44.0%

United Kingdom	8.6%

Cayman Islands	8.3%

Short-Term Instruments‡	7.3%

Italy	6.4%

Japan	2.9%

Australia	2.3%

Denmark	2.2%

France	2.0%

Germany	1.6%

Ireland	1.5%

Peru	1.1%

Netherlands	1.1%

Switzerland	1.0%

Other	9.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	(9.42)%	(13.14)%	0.42%	0.64%	2.90%
PIMCO Global Advantage® Strategy Bond Fund Class A	(9.60)%	(13.49)%	0.02%	0.24%	2.49%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	(13.00)%	(16.76)%	(0.74)%	(0.15)%	2.20%
Bloomberg Global Aggregate (USD Unhedged) Index	(14.63)%	(20.43)%	(2.32)%	(0.93)%	1.20%
PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged)	(8.60)%	(12.52)%	0.08%	0.91%	2.73%
Lipper Global Income Funds Average	(11.28)%	(16.89)%	(1.39)%	0.02%	2.52%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.67% for the Institutional Class shares, and 1.07% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the euro contributed to relative performance, as the currency depreciated relative to the U.S. dollar.

»	Underweight exposure to the Japanese yen contributed to relative performance, as the currency depreciated relative to the U.S. dollar.

»	Curve positioning in the U.S., particularly underweight exposure to the front-end of the curve, contributed to relative performance, as yields rose.

»	Overweight duration in the European bloc countries, notably Denmark and Switzerland, detracted from relative performance, as yields rose.

»	Positions in non-agency mortgage-backed securities detracted from relative performance, as spreads widened.

»	Positions in inflation-linked securities, specifically U.S. Treasury Inflation-Protected Securities, detracted from relative performance, as breakeven inflation fell.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	13

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
I-2 - PGNPX	Class C - PCIIX
Administrative Class - PGDAX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund commenced operations.

Geographic Breakdown as of September 30, 2022†§

United States	40.1%

Short-Term Instruments‡	34.1%

Cayman Islands	6.3%

United Kingdom	4.9%

Japan	2.2%

France	1.9%

Denmark	1.7%

Australia	1.3%

Germany	1.3%

Ireland	1.0%

Other	5.2%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class	(5.35)%	(8.05)%	1.07%	2.48%	5.55%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2	(5.40)%	(8.14)%	0.97%	2.38%	5.44%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Administrative Class	(5.47)%	(8.28)%	0.81%	2.23%	5.28%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A	(5.52)%	(8.37)%	0.71%	2.13%	5.15%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A (adjusted)	(9.06)%	(11.81)%	(0.05)%	1.74%	5.00%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C	(5.88)%	(9.07)%	(0.04)%	1.36%	4.36%
Bloomberg Global Aggregate (USD Hedged) Index	(7.49)%	(12.05)%	0.32%	1.69%	4.47%
Lipper Global Income Funds Average	(11.28)%	(16.89)%	(1.39)%	0.02%	3.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 0.56% for the Institutional Class shares, 0.66% for I-2 shares, 0.81% for Administrative Class shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in the U.K. contributed to absolute performance, as yields rose.

»	Short exposure to the euro contributed to absolute performance, as the currency depreciated relative to the U.S. dollar.

»	Short exposure to the Chinese yuan contributed to absolute performance, as the currency depreciated relative to the U.S. dollar.

»	Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

»	Long exposure to duration in the euro bloc countries, notably Denmark and Switzerland, detracted from absolute performance, as yields rose.

»	Positions in non-agency mortgage-backed securities detracted from absolute performance, as spreads widened.

14	PIMCO INTERNATIONAL BOND FUNDS

PIMCO International Bond Fund (Unhedged)

Institutional Class - PFUIX	Administrative Class - PFUUX
I-2 - PFUPX	Class A - PFUAX
I-3 - PFUNX	Class C - PFRCX

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2022†§

United States	37.5%

Cayman Islands	9.9%

United Kingdom	9.1%

Short-Term Instruments‡	8.7%

Japan	8.2%

China	5.8%

France	3.3%

Denmark	2.4%

Ireland	1.8%

Germany	1.8%

South Korea	1.8%

Australia	1.7%

Spain	1.3%

Peru	1.2%

Other	5.5%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO International Bond Fund (Unhedged) Institutional Class	(19.76)%	(25.97)%	(3.99)%	(2.06)%	2.38%
PIMCO International Bond Fund (Unhedged) I-2	(19.80)%	(26.05)%	(4.09)%	(2.16)%	2.28%
PIMCO International Bond Fund (Unhedged) I-3	(19.84)%	(26.10)%	(4.14)%	(2.21)%	2.23%
PIMCO International Bond Fund (Unhedged) Administrative Class	(19.87)%	(26.16)%	(4.23)%	(2.31)%	2.13%
PIMCO International Bond Fund (Unhedged) Class A	(19.93)%	(26.28)%	(4.38)%	(2.46)%	1.96%
PIMCO International Bond Fund (Unhedged) Class A (adjusted)	(22.93)%	(29.04)%	(5.11)%	(2.83)%	1.75%
PIMCO International Bond Fund (Unhedged) Class C	(20.24)%	(26.84)%	(5.09)%	(3.18)%	1.20%
PIMCO International Bond Fund (Unhedged) Class C (adjusted)	(21.03)%	(27.54)%	(5.09)%	(3.18)%	1.20%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(18.89)%	(24.77)%	(4.03)%	(2.39)%	1.40%
Lipper International Income Funds Average	(14.39)%	(19.31)%	(3.18)%	(1.53)%	2.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for the Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.76% for Administrative Class shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO International Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Curve positioning in the U.S., particularly underweight exposure to the front-end of the curve, contributed to relative performance, as yields rose.

»	Underweight exposure to duration in the U.K. contributed to relative performance, as yields rose.

»	Underweight exposure to non-financial investment grade corporate credit contributed to relative performance, as spreads widened.

»	The Fund’s emphasis on unhedged, non-U.S. dollar denominated bonds detracted from absolute returns, as the U.S. dollar appreciated significantly against all G10 currencies.

»	Overweight duration in the euro bloc countries, notably Denmark and Switzerland, detracted from relative performance, as yields rose.

»	Positions in non-agency mortgage-backed securities detracted from relative performance, as spreads widened.

»	Overweight exposure to senior and subordinated financials detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$844.80	$3.97	$1,000.00	$1,021.03	$4.35	0.85%
I-2	1,000.00	844.30	4.44	1,000.00	1,020.53	4.86	0.95
I-3	1,000.00	844.10	4.67	1,000.00	1,020.27	5.12	1.00
Class A	1,000.00	843.20	5.70	1,000.00	1,019.16	6.24	1.22
Class C	1,000.00	839.90	9.19	1,000.00	1,015.36	10.06	1.97

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$911.00	$4.36	$1,000.00	$1,020.78	$4.61	0.90%

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class	$1,000.00	$910.50	$4.60	$1,000.00	$1,020.53	$4.86	0.95%
I-2	1,000.00	910.10	5.08	1,000.00	1,020.02	5.38	1.05
Class A	1,000.00	908.70	6.53	1,000.00	1,018.50	6.91	1.35

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$888.80	$0.72	$1,000.00	$1,024.58	$0.77	0.15%

16	PIMCO INTERNATIONAL BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$905.80	$3.67	$1,000.00	$1,021.49	$3.89	0.76%
Class A	1,000.00	904.00	5.60	1,000.00	1,019.46	5.94	1.16

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$946.50	$3.01	$1,000.00	$1,022.25	$3.13	0.61%
I-2	1,000.00	946.00	3.50	1,000.00	1,021.74	3.64	0.71
Administrative Class	1,000.00	945.30	4.24	1,000.00	1,020.98	4.40	0.86
Class A	1,000.00	944.80	4.73	1,000.00	1,020.48	4.92	0.96
Class C	1,000.00	941.20	8.41	1,000.00	1,016.68	8.74	1.71

PIMCO International Bond Fund (Unhedged)
Institutional Class	$1,000.00	$802.40	$2.83	$1,000.00	$1,022.20	$3.18	0.62%
I-2	1,000.00	802.00	3.29	1,000.00	1,021.69	3.69	0.72
I-3	1,000.00	801.60	3.52	1,000.00	1,021.44	3.94	0.77
Administrative Class	1,000.00	801.30	3.97	1,000.00	1,020.93	4.46	0.87
Class A	1,000.00	800.70	4.65	1,000.00	1,020.17	5.22	1.02
Class C	1,000.00	797.60	8.06	1,000.00	1,016.37	9.04	1.77

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	17

Benchmark Descriptions

Index*	Benchmark Description

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The benchmark is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets — Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries.

Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Global Aggregate (USD Unhedged) Index	Bloomberg Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

J.P. Morgan Emerging Markets Bond Index (EMBI) Global	J.P. Morgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade.

PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged)	The PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. PIMCO’s GLADI methodology is intellectual property covered by U.S. Patent No. 8,306,892. GLOBAL ADVANTAGE and GLADI are trademarks of Pacific Investment Management Company LLC.

* It is not possible to invest directly in an unmanaged index.

18	PIMCO INTERNATIONAL BOND FUNDS

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SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	19

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.29	$0.20	$(1.63)	$(1.43)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)

03/31/2021	9.20	0.43	1.09	1.52	(0.45)	0.00	0.00	(0.45)

03/31/2020	10.27	0.47	(1.05)	(0.58)	(0.49)	0.00	0.00	(0.49)

03/31/2019	10.39	0.43	(0.11)	0.32	(0.44)	0.00	0.00	(0.44)

03/31/2018	10.43	0.47	0.00	0.47	(0.51)	0.00	0.00	(0.51)
I-2

04/01/2022 - 09/30/2022+	9.29	0.20	(1.63)	(1.43)	(0.21)	0.00	0.00	(0.21)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)

03/31/2021	9.20	0.42	1.09	1.51	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.27	0.46	(1.05)	(0.59)	(0.48)	0.00	0.00	(0.48)

03/31/2019	10.39	0.42	(0.11)	0.31	(0.43)	0.00	0.00	(0.43)

03/31/2018	10.43	0.47	(0.01)	0.46	(0.50)	0.00	0.00	(0.50)
I-3

04/01/2022 - 09/30/2022+	9.29	0.20	(1.63)	(1.43)	(0.21)	0.00	0.00	(0.21)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)

03/31/2021	9.20	0.41	1.09	1.50	(0.43)	0.00	0.00	(0.43)

03/31/2020	10.27	0.46	(1.06)	(0.60)	(0.47)	0.00	0.00	(0.47)

04/27/2018 - 03/31/2019	10.25	0.40	0.01	0.41	(0.39)	0.00	0.00	(0.39)
Class A

04/01/2022 - 09/30/2022+	9.29	0.19	(1.63)	(1.44)	(0.20)	0.00	0.00	(0.20)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.20	0.39	1.09	1.48	(0.41)	0.00	0.00	(0.41)

03/31/2020	10.27	0.43	(1.05)	(0.62)	(0.45)	0.00	0.00	(0.45)

03/31/2019	10.39	0.39	(0.11)	0.28	(0.40)	0.00	0.00	(0.40)

03/31/2018	10.43	0.44	(0.01)	0.43	(0.47)	0.00	0.00	(0.47)
Class C

04/01/2022 - 09/30/2022+	9.29	0.15	(1.63)	(1.48)	(0.16)	0.00	0.00	(0.16)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

03/31/2021	9.20	0.31	1.09	1.40	(0.33)	0.00	0.00	(0.33)

03/31/2020	10.27	0.35	(1.05)	(0.70)	(0.37)	0.00	0.00	(0.37)

03/31/2019	10.39	0.31	(0.10)	0.21	(0.33)	0.00	0.00	(0.33)

03/31/2018	10.43	0.36	(0.01)	0.35	(0.39)	0.00	0.00	(0.39)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$9.42	$0.16	$(0.99)	$(0.83)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

03/31/2021	9.44	0.41	1.38	1.79	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.50	0.49	(1.07)	(0.58)	(0.48)	0.00	0.00	(0.48)

03/31/2019	10.55	0.52	(0.07)	0.45	(0.50)	0.00	0.00	(0.50)

03/31/2018	10.58	0.48	(0.04)	0.44	(0.47)	0.00	0.00	(0.47)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

04/01/2022 - 09/30/2022+	$7.68	$0.08	$(0.76)	$(0.68)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)

03/31/2021	7.04	0.22	0.75	0.97	0.00	0.00	(0.10)	(0.10)

03/31/2020	8.05	0.33	(1.02)	(0.69)	(0.08)	0.00	(0.24)	(0.32)

03/31/2019	9.62	0.34	(0.90)	(0.56)	(0.93)	0.00	(0.08)	(1.01)

03/31/2018	9.07	0.28	0.55	0.83	(0.28)	0.00	0.00	(0.28)
I-2

04/01/2022 - 09/30/2022+	7.68	0.08	(0.77)	(0.69)	(0.07)	0.00	0.00	(0.07)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)

03/31/2021	7.04	0.22	0.74	0.96	0.00	0.00	(0.09)	(0.09)

03/31/2020	8.05	0.33	(1.03)	(0.70)	(0.07)	0.00	(0.24)	(0.31)

03/31/2019	9.62	0.33	(0.90)	(0.57)	(0.92)	0.00	(0.08)	(1.00)

03/31/2018	9.07	0.27	0.55	0.82	(0.27)	0.00	0.00	(0.27)

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.65	(15.52)%	$1,904,045	0.85	%*	0.85	%*	0.83	%*	0.83	%*	4.72	%*	23%

9.29	(5.58)	2,761,793	0.84		0.84		0.83		0.83		4.15		40

10.27	16.59	2,052,215	0.87		0.87		0.83		0.83		4.10		69

9.20	(6.15)	1,535,816	0.88		0.88		0.83		0.83		4.51		97

10.27	3.28	1,834,852	0.85		0.85		0.83		0.83		4.30		26

10.39	4.48	1,531,972	0.84		0.84		0.83		0.83		4.50		30

7.65	(15.57)	561,913	0.95	*	0.95	*	0.93	*	0.93	*	4.62	*	23

9.29	(5.67)	726,918	0.94		0.94		0.93		0.93		4.02		40

10.27	16.47	202,226	0.97		0.97		0.93		0.93		4.01		69

9.20	(6.24)	128,568	0.98		0.98		0.93		0.93		4.42		97

10.27	3.18	121,082	0.95		0.95		0.93		0.93		4.19		26

10.39	4.38	117,780	0.94		0.94		0.93		0.93		4.41		30

7.65	(15.59)	9,761	1.00	*	1.05	*	0.98	*	1.03	*	4.58	*	23

9.29	(5.72)	10,400	0.99		1.04		0.98		1.03		3.97		40

10.27	16.42	8,599	1.02		1.07		0.98		1.03		3.97		69

9.20	(6.29)	2,754	1.03		1.08		0.98		1.03		4.38		97

10.27	4.23	1,054	1.00	*	1.05	*	0.98	*	1.03	*	4.33	*	26

7.65	(15.68)	137,131	1.22	*	1.22	*	1.20	*	1.20	*	4.35	*	23

9.29	(5.93)	176,188	1.21		1.21		1.20		1.20		3.75		40

10.27	16.16	214,401	1.24		1.24		1.20		1.20		3.73		69

9.20	(6.49)	189,790	1.25		1.25		1.20		1.20		4.14		97

10.27	2.90	237,364	1.22		1.22		1.20		1.20		3.91		26

10.39	4.10	273,186	1.21		1.21		1.20		1.20		4.17		30

7.65	(16.01)	5,682	1.97	*	1.97	*	1.95	*	1.95	*	3.60	*	23

9.29	(6.63)	7,851	1.96		1.96		1.95		1.95		2.99		40

10.27	15.29	12,042	1.99		1.99		1.95		1.95		2.96		69

9.20	(7.19)	20,216	2.00		2.00		1.95		1.95		3.39		97

10.27	2.14	31,351	1.97		1.97		1.95		1.95		3.15		26

10.39	3.33	41,967	1.96		1.96		1.95		1.95		3.42		30

$8.42	(8.89)%	$96,595	0.90	%*	0.90	%*	0.90	%*	0.90	%*	3.60	%*	19%

9.42	(10.00)	116,909	0.90		0.90		0.90		0.90		3.39		39

10.83	19.09	180,962	0.90		0.90		0.90		0.90		3.86		58

9.44	(6.00)	118,363	1.02		1.02		0.90		0.90		4.60		67

10.50	4.49	158,019	0.98		0.98		0.90		0.90		5.07		46

10.55	4.23	140,249	0.95	(f)	0.95	(f)	0.93	(f)	0.93	(f)	4.51		81

$6.92	(8.95)%	$496,872	0.95	%*	0.95	%*	0.85	%*	0.85	%*	2.20	%*	32%

7.68	(1.40)	595,946	0.86		0.86		0.85		0.85		2.82		57

7.91	13.78	684,658	0.87		0.87		0.85		0.85		2.89		79

7.04	(8.98)	1,979,921	0.88		0.88		0.85		0.85		4.19		84

8.05	(5.57)	2,876,945	0.88		0.88		0.85		0.85		3.90		39

9.62	9.31	4,127,541	0.87		0.87		0.85		0.85		2.98		62

6.92	(8.99)	5,549	1.05	*	1.05	*	0.95	*	0.95	*	2.16	*	32

7.68	(1.50)	5,385	0.96		0.96		0.95		0.95		2.72		57

7.91	13.67	4,993	0.97		0.97		0.95		0.95		2.85		79

7.04	(9.07)	4,518	0.98		0.98		0.95		0.95		4.12		84

8.05	(5.66)	6,785	0.98		0.98		0.95		0.95		3.84		39

9.62	9.20	9,450	0.97		0.97		0.95		0.95		2.88		62

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)
Class A

04/01/2022 - 09/30/2022+	$7.68	$0.07	$(0.77)	$(0.70)	$(0.06)	$0.00	$0.00	$(0.06)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

03/31/2021	7.04	0.20	0.74	0.94	0.00	0.00	(0.07)	(0.07)

03/31/2020	8.05	0.31	(1.03)	(0.72)	(0.05)	0.00	(0.24)	(0.29)

03/31/2019	9.62	0.30	(0.89)	(0.59)	(0.90)	0.00	(0.08)	(0.98)

03/31/2018	9.07	0.24	0.56	0.80	(0.25)	0.00	0.00	(0.25)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$6.35	$0.12	$(0.82)	$(0.70)	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2021	6.38	0.26	0.85	1.11	(0.10)	0.00	(0.21)	(0.31)

03/31/2020	7.24	0.16	(0.63)	(0.47)	(0.32)	0.00	(0.07)	(0.39)

03/31/2019	7.89	0.33	(0.60)	(0.27)	(0.32)	0.00	(0.06)	(0.38)

03/31/2018	7.65	0.22	0.44	0.66	(0.34)	0.00	(0.08)	(0.42)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

04/01/2022 - 09/30/2022+	$10.75	$0.20	$(1.20)	$(1.00)	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.49	0.30	0.90	1.20	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.79	0.36	(0.34)	0.02	(0.32)	0.00	0.00	(0.32)

03/31/2019	10.85	0.32	(0.12)	0.20	(0.26)	0.00	0.00	(0.26)

03/31/2018	10.52	0.30	0.24	0.54	(0.10)	0.00	(0.11)	(0.21)
Class A

04/01/2022 - 09/30/2022+	10.75	0.18	(1.20)	(1.02)	(0.17)	0.00	0.00	(0.17)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.49	0.26	0.89	1.15	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.79	0.31	(0.33)	(0.02)	(0.28)	0.00	0.00	(0.28)

03/31/2019	10.85	0.28	(0.13)	0.15	(0.21)	0.00	0.00	(0.21)

03/31/2018	10.52	0.26	0.24	0.50	(0.08)	0.00	(0.09)	(0.17)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2022 - 09/30/2022+	$10.11	$0.09	$(0.63)	$(0.54)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)

03/31/2021	9.92	0.21	0.76	0.97	(0.17)	(0.04)	0.00	(0.21)

03/31/2020	10.21	0.26	(0.13)	0.13	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.22	0.24	(0.02)	0.22	(0.23)	0.00	0.00	(0.23)

03/31/2018	10.22	0.19	0.14	0.33	(0.26)	(0.07)	0.00	(0.33)
I-2

04/01/2022 - 09/30/2022+	10.11	0.09	(0.63)	(0.54)	(0.08)	0.00	0.00	(0.08)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)

03/31/2021	9.92	0.20	0.76	0.96	(0.16)	(0.04)	0.00	(0.20)

03/31/2020	10.21	0.25	(0.13)	0.12	(0.41)	0.00	0.00	(0.41)

03/31/2019	10.22	0.23	(0.02)	0.21	(0.22)	0.00	0.00	(0.22)

03/31/2018	10.22	0.18	0.14	0.32	(0.25)	(0.07)	0.00	(0.32)
Administrative Class

04/01/2022 - 09/30/2022+	10.11	0.08	(0.63)	(0.55)	(0.07)	0.00	0.00	(0.07)

03/31/2022	10.68	0.19	(0.48)	(0.29)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	9.92	0.18	0.77	0.95	(0.15)	(0.04)	0.00	(0.19)

03/31/2020	10.21	0.24	(0.13)	0.11	(0.40)	0.00	0.00	(0.40)

03/31/2019	10.22	0.22	(0.03)	0.19	(0.20)	0.00	0.00	(0.20)

03/31/2018	10.22	0.16	0.15	0.31	(0.24)	(0.07)	0.00	(0.31)

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.92	(9.13)%	$6,516	1.35	%*	1.35	%*	1.25	%*	1.25	%*	1.80	%*	32%

7.68	(1.80)	7,690	1.26		1.26		1.25		1.25		2.40		57

7.91	13.33	9,244	1.27		1.27		1.25		1.25		2.55		79

7.04	(9.34)	10,329	1.28		1.28		1.25		1.25		3.84		84

8.05	(5.94)	17,637	1.28		1.28		1.25		1.25		3.51		39

9.62	8.88	27,108	1.27		1.27		1.25		1.25		2.57		62

$5.53	(11.12)%	$254,637	0.15	%*	0.94	%*	0.15	%*	0.94	%*	3.96	%*	11%

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01		29

7.18	17.52	359,989	0.09		0.94		0.09		0.94		3.60		41

6.38	(7.05)	240,570	0.08		0.94		0.08		0.94		2.12		21

7.24	(3.23)	403,252	0.07		0.94		0.07		0.94		4.57		9

7.89	8.83	423,689	0.09	(g)	0.97	(g)	0.09	(g)	0.97	(g)	2.77		4

$9.56	(9.42)%	$251,604	0.76	%*	0.76	%*	0.65	%*	0.65	%*	3.88	%*	158%

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00		291

11.45	11.48	318,210	0.69		0.69		0.65		0.65		2.69		525

10.49	0.09	325,587	0.86		0.86		0.65		0.65		3.27		407

10.79	1.88	403,420	0.85		0.85		0.65		0.65		3.02		299

10.85	5.17	427,754	0.74	(h)	0.74	(h)	0.68	(h)	0.68	(h)	2.83		264

9.56	(9.60)	17,085	1.16	*	1.16	*	1.05	*	1.05	*	3.42	*	158

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60		291

11.45	11.03	10,191	1.09		1.09		1.05		1.05		2.29		525

10.49	(0.30)	13,288	1.26		1.26		1.05		1.05		2.80		407

10.79	1.48	7,874	1.25		1.25		1.05		1.05		2.62		299

10.85	4.75	10,013	1.14	(h)	1.14	(h)	1.08	(h)	1.08	(h)	2.44		264

$9.49	(5.35)%	$723,029	0.61	%*	0.61	%*	0.55	%*	0.55	%*	1.80	%*	234%

10.11	(2.58)	776,785	0.56		0.56		0.55		0.55		2.03		376

10.68	9.82	702,595	0.56		0.56		0.55		0.55		1.98		582

9.92	1.21	757,077	0.59		0.59		0.55		0.55		2.56		469

10.21	2.18	810,426	0.62		0.62		0.55		0.55		2.41		295

10.22	3.24	724,490	0.59		0.59		0.55		0.55		1.83		307

9.49	(5.40)	67,167	0.71	*	0.71	*	0.65	*	0.65	*	1.72	*	234

10.11	(2.68)	51,160	0.66		0.66		0.65		0.65		1.93		376

10.68	9.72	60,892	0.66		0.66		0.65		0.65		1.88		582

9.92	1.11	58,463	0.69		0.69		0.65		0.65		2.46		469

10.21	2.08	61,502	0.72		0.72		0.65		0.65		2.30		295

10.22	3.13	70,107	0.69		0.69		0.65		0.65		1.72		307

9.49	(5.47)	10,800	0.86	*	0.86	*	0.80	*	0.80	*	1.56	*	234

10.11	(2.82)	10,713	0.81		0.81		0.80		0.80		1.77		376

10.68	9.55	13,348	0.81		0.81		0.80		0.80		1.73		582

9.92	0.96	9,549	0.84		0.84		0.80		0.80		2.30		469

10.21	1.93	5,219	0.87		0.87		0.80		0.80		2.15		295

10.22	2.98	6,344	0.84		0.84		0.80		0.80		1.57		307

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)
Class A

04/01/2022 - 09/30/2022+	$10.11	$0.07	$(0.63)	$(0.56)	$(0.06)	$0.00	$0.00	$(0.06)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)

03/31/2021	9.92	0.17	0.76	0.93	(0.13)	(0.04)	0.00	(0.17)

03/31/2020	10.21	0.23	(0.13)	0.10	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.22	0.21	(0.03)	0.18	(0.19)	0.00	0.00	(0.19)

03/31/2018	10.22	0.15	0.15	0.30	(0.23)	(0.07)	0.00	(0.30)
Class C

04/01/2022 - 09/30/2022+	10.11	0.03	(0.62)	(0.59)	(0.03)	0.00	0.00	(0.03)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

03/31/2021	9.92	0.09	0.77	0.86	(0.06)	(0.04)	0.00	(0.10)

03/31/2020	10.21	0.15	(0.13)	0.02	(0.31)	0.00	0.00	(0.31)

03/31/2019	10.22	0.13	(0.02)	0.11	(0.12)	0.00	0.00	(0.12)

03/31/2018	10.22	0.07	0.15	0.22	(0.15)	(0.07)	0.00	(0.22)

PIMCO International Bond Fund (Unhedged)
Institutional Class

04/01/2022 - 09/30/2022+	$8.95	$0.09	$(1.85)	$(1.76)	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)

03/31/2021	8.83	0.20	1.31	1.51	(0.15)	0.00	0.00	(0.15)

03/31/2020	9.50	0.23	(0.68)	(0.45)	(0.19)	0.00	(0.03)	(0.22)

03/31/2019	10.37	0.24	(0.69)	(0.45)	(0.28)	(0.13)	(0.01)	(0.42)

03/31/2018	9.51	0.22	0.79	1.01	(0.15)	0.00	0.00	(0.15)
I-2

04/01/2022 - 09/30/2022+	8.95	0.09	(1.86)	(1.77)	(0.08)	0.00	0.00	(0.08)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.22	(0.68)	(0.46)	(0.18)	0.00	(0.03)	(0.21)

03/31/2019	10.37	0.23	(0.69)	(0.46)	(0.27)	(0.13)	(0.01)	(0.41)

03/31/2018	9.51	0.21	0.79	1.00	(0.14)	0.00	0.00	(0.14)
I-3

04/01/2022 - 09/30/2022+	8.95	0.09	(1.86)	(1.77)	(0.08)	0.00	0.00	(0.08)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.21	(0.67)	(0.46)	(0.18)	0.00	(0.03)	(0.21)

04/27/2018 - 03/31/2019	10.13	0.20	(0.44)	(0.24)	(0.26)	(0.13)	0.00	(0.39)
Administrative Class

04/01/2022 - 09/30/2022+	8.95	0.08	(1.85)	(1.77)	(0.08)	0.00	0.00	(0.08)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)

03/31/2021	8.83	0.18	1.31	1.49	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.50	0.21	(0.68)	(0.47)	(0.17)	0.00	(0.03)	(0.20)

03/31/2019	10.37	0.21	(0.69)	(0.48)	(0.25)	(0.13)	(0.01)	(0.39)

03/31/2018	9.51	0.19	0.79	0.98	(0.12)	0.00	0.00	(0.12)
Class A

04/01/2022 - 09/30/2022+	8.95	0.08	(1.86)	(1.78)	(0.07)	0.00	0.00	(0.07)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

03/31/2021	8.83	0.16	1.31	1.47	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.50	0.19	(0.68)	(0.49)	(0.15)	0.00	(0.03)	(0.18)

03/31/2019	10.37	0.20	(0.69)	(0.49)	(0.24)	(0.13)	(0.01)	(0.38)

03/31/2018	9.51	0.18	0.79	0.97	(0.11)	0.00	0.00	(0.11)

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.49	(5.52)%	$48,080	0.96	%*	0.96	%*	0.90	%*	0.90	%*	1.46	%*	234%

10.11	(2.92)	43,356	0.91		0.91		0.90		0.90		1.68		376

10.68	9.44	46,393	0.91		0.91		0.90		0.90		1.63		582

9.92	0.86	47,017	0.94		0.94		0.90		0.90		2.22		469

10.21	1.83	61,647	0.97		0.97		0.90		0.90		2.06		295

10.22	2.88	71,213	0.94		0.94		0.90		0.90		1.46		307

9.49	(5.88)	3,680	1.71	*	1.71	*	1.65	*	1.65	*	0.70	*	234

10.11	(3.65)	4,459	1.66		1.66		1.65		1.65		0.93		376

10.68	8.63	5,667	1.66		1.66		1.65		1.65		0.87		582

9.92	0.11	7,973	1.69		1.69		1.65		1.65		1.48		469

10.21	1.07	10,315	1.72		1.72		1.65		1.65		1.30		295

10.22	2.11	15,536	1.69		1.69		1.65		1.65		0.71		307

$7.10	(19.76)%	$463,869	0.62	%*	0.62	%*	0.50	%*	0.50	%*	2.26	%*	201%

8.95	(8.56)	826,088	0.51		0.51		0.50		0.50		1.87		320

10.19	17.19	912,645	0.52		0.52		0.50		0.50		2.00		525

8.83	(4.88)	748,973	0.63		0.63		0.50		0.50		2.40		325

9.50	(4.25)	938,509	0.66		0.66		0.50		0.50		2.44		208

10.37	10.67	758,960	0.59		0.59		0.50		0.50		2.17		150

7.10	(19.80)	207,106	0.72	*	0.72	*	0.60	*	0.60	*	2.16	*	201

8.95	(8.65)	264,179	0.61		0.61		0.60		0.60		1.78		320

10.19	17.07	239,939	0.62		0.62		0.60		0.60		1.86		525

8.83	(4.98)	123,353	0.73		0.73		0.60		0.60		2.27		325

9.50	(4.35)	133,765	0.76		0.76		0.60		0.60		2.33		208

10.37	10.56	244,642	0.69		0.69		0.60		0.60		2.07		150

7.10	(19.84)	106,123	0.77	*	0.82	*	0.65	*	0.70	*	2.11	*	201

8.95	(8.70)	139,321	0.66		0.71		0.65		0.70		1.72		320

10.19	17.02	84,507	0.67		0.72		0.65		0.70		1.89		525

8.83	(5.02)	89,804	0.78		0.83		0.65		0.70		2.18		325

9.50	(2.24)	36,071	0.81	*	0.86	*	0.65	*	0.70	*	2.11	*	208

7.10	(19.87)	18,230	0.87	*	0.87	*	0.75	*	0.75	*	2.02	*	201

8.95	(8.79)	25,434	0.76		0.76		0.75		0.75		1.61		320

10.19	16.90	36,225	0.77		0.77		0.75		0.75		1.77		525

8.83	(5.12)	30,519	0.88		0.88		0.75		0.75		2.15		325

9.50	(4.49)	53,398	0.91		0.91		0.75		0.75		2.19		208

10.37	10.40	79,082	0.84		0.84		0.75		0.75		1.92		150

7.10	(19.93)	87,881	1.02	*	1.02	*	0.90	*	0.90	*	1.86	*	201

8.95	(8.93)	117,997	0.91		0.91		0.90		0.90		1.46		320

10.19	16.72	150,556	0.92		0.92		0.90		0.90		1.63		525

8.83	(5.26)	190,729	1.03		1.03		0.90		0.90		1.98		325

9.50	(4.64)	211,975	1.06		1.06		0.90		0.90		2.04		208

10.37	10.23	286,033	0.99		0.99		0.90		0.90		1.83		150

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
Class C

04/01/2022 - 09/30/2022+	$8.95	$0.05	$(1.86)	$(1.81)	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	8.83	0.09	1.31	1.40	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.50	0.12	(0.68)	(0.56)	(0.08)	0.00	(0.03)	(0.11)

03/31/2019	10.37	0.13	(0.69)	(0.56)	(0.17)	(0.13)	(0.01)	(0.31)

03/31/2018	9.51	0.10	0.79	0.89	(0.03)	0.00	0.00	(0.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.50%.
(g)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.54%.
(h)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.35%.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.10	(20.24)%	$2,838	1.77	%*	1.77	%*	1.65	%*	1.65	%*	1.11	%*	201%

8.95	(9.61)	4,022	1.66		1.66		1.65		1.65		0.72		320

10.19	15.86	3,958	1.67		1.67		1.65		1.65		0.87		525

8.83	(5.97)	4,565	1.78		1.78		1.65		1.65		1.27		325

9.50	(5.35)	8,151	1.81		1.81		1.65		1.65		1.29		208

10.37	9.41	10,820	1.74		1.74		1.65		1.65		1.03		150

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	27

Statements of Assets and Liabilities

Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$2,721,737	$88,442	$494,175	$24,365
Investments in Affiliates	12,816	5,085	21,705	229,659
Financial Derivative Instruments
Exchange-traded or centrally cleared	811	42	1,663	168
Over the counter	38,585	647	42,265	2,626
Cash	0	1	120	0
Deposits with counterparty	24,946	1,411	3,597	785
Foreign currency, at value	3,689	218	2,229	98
Receivable for investments sold	51,647	574	7,549	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	12,631	0	0	0
Receivable for Fund shares sold	1,123	14	13	389
Interest and/or dividends receivable	39,535	1,325	2,869	204
Dividends receivable from Affiliates	20	12	51	789
Reimbursement receivable from PIMCO	1	0	0	173
Other assets	5	0	2	0
Total Assets	2,907,546	97,771	576,238	259,256

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$55,471	$0	$0	$0
Payable for sale-buyback transactions	11,227	0	0	0
Payable for short sales	84,182	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,323	72	1,594	175
Over the counter	18,204	195	36,076	2,202
Payable for investments purchased	18,202	5	10,455	0
Payable for investments in Affiliates purchased	20	12	51	865
Payable for investments purchased on a delayed-delivery basis	0	0	2,531	0
Payable for TBA investments purchased	26,173	0	0	0
Payable for unfunded loan commitments	8,810	653	2,102	0
Deposits from counterparty	32,778	0	13,832	281
Payable for Fund shares redeemed	23,522	67	18	841
Distributions payable	1,214	82	13	1
Overdraft due to custodian	3,528	0	0	0
Accrued investment advisory fees	1,130	46	206	121
Accrued supervisory and administrative fees	1,024	37	185	90
Accrued distribution fees	4	0	0	0
Accrued servicing fees	33	0	1	0
Accrued taxes payable	78	3	179	38
Other liabilities	91	4	58	5
Total Liabilities	289,014	1,176	67,301	4,619

Net Assets	$2,618,532	$96,595	$508,937	$254,637

Net Assets Consist of:

Paid in capital	$3,941,994	$198,529	$1,243,548	$413,442
Distributable earnings (accumulated loss)	(1,323,462)	(101,934)	(734,611)	(158,805)

Net Assets	$2,618,532	$96,595	$508,937	$254,637

Cost of investments in securities	$3,628,969	$115,797	$542,103	$33,133
Cost of investments in Affiliates	$12,817	$5,085	$22,210	$277,646
Cost of foreign currency held	$3,835	$221	$2,284	$104
Proceeds received on short sales	$112,289	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(12,757)	$(51)	$1,453	$(580)

* Includes repurchase agreements of:	$76,244	$396	$71,013	$595

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$315,346	$981,697	$1,004,271
583	78,997	31,025

1,570	4,363	6,135
7,828	30,059	27,502
0	12	0
7,096	14,732	22,680
2,117	4,898	7,788
6,121	14,496	26,249
62	175	268
92,922	421,640	410,952
222	7,488	578
1,662	2,953	5,641
5	156	20
0	0	5
0	0	2
435,534	1,561,666	1,543,116

$2,119	$0	$30,710
0	0	0
22,862	175,673	117,688

1,125	3,341	3,094
6,655	11,281	45,005
7,930	38,101	25,228
5	156	20
0	0	0
118,847	450,705	414,721
0	0	0
4,156	27,472	17,685
2,824	1,454	1,626
1	286	229
143	0	553
85	188	203
76	237	254
0	5	7
4	11	21
11	0	0
2	0	25
166,845	708,910	657,069

$268,689	$852,756	$886,047

$322,118	$928,724	$1,289,759
(53,429)	(75,968)	(403,712)

$268,689	$852,756	$886,047

$372,709	$1,093,696	$1,176,185
$588	$79,015	$31,037
$2,219	$4,773	$7,866
$23,488	$183,957	$122,460
$(2,846)	$(9,192)	$(4,004)

$509	$729	$0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	29

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,904,045	$96,595	$496,872	$254,637
I-2	561,913	N/A	5,549	N/A
I-3	9,761	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	137,131	N/A	6,516	N/A
Class C	5,682	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	248,744	11,479	71,823	46,035
I-2	73,409	N/A	802	N/A
I-3	1,275	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	17,915	N/A	942	N/A
Class C	743	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.65	$8.42	$6.92	$5.53
I-2	7.65	N/A	6.92	N/A
I-3	7.65	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	7.65	N/A	6.92	N/A
Class C	7.65	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$251,604	$723,029	$463,869
N/A	67,167	207,106
N/A	N/A	106,123
N/A	10,800	18,230
17,085	48,080	87,881
N/A	3,680	2,838

26,321	76,163	65,330
N/A	7,075	29,169
N/A	N/A	14,947
N/A	1,138	2,568
1,787	5,065	12,377
N/A	388	399

$9.56	$9.49	$7.10
N/A	9.49	7.10
N/A	N/A	7.10
N/A	9.49	7.10
9.56	9.49	7.10
N/A	9.49	7.10

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	31

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$85,331	$2,398	$8,530	$558
Dividends	0	0	0	0
Dividends from Investments in Affiliates	1,258	54	266	4,891
Total Income	86,589	2,452	8,796	5,449

Expenses:

Investment advisory fees	6,997	272	1,259	714
Supervisory and administrative fees	6,338	218	1,127	529
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	195	N/A	9	N/A
Distribution and/or servicing fees - Class C	34	N/A	N/A	N/A
Trustee fees	7	0	1	1
Interest expense	367	2	265	2
Miscellaneous expense	0	0	0	0
Total Expenses	13,938	492	2,661	1,246
Waiver and/or Reimbursement by PIMCO	(3)	0	0	(1,041)
Net Expenses	13,935	492	2,661	205

Net Investment Income (Loss)	72,654	1,960	6,135	5,244

Net Realized Gain (Loss):

Investment in securities**	(214,259)	(6,923)	(45,566)	(169)
Investments in Affiliates	(75)	0	(1,919)	(3,416)
Exchange-traded or centrally cleared financial derivative instruments	(24,521)	(563)	5,638	(284)
Over the counter financial derivative instruments	33,273	855	(5,226)	96
Short sales	7,703	0	0	0
Foreign currency	(911)	12	(1,518)	5

Net Realized Gain (Loss)	(198,790)	(6,619)	(48,591)	(3,768)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(422,024)	(5,768)	(10,261)	(3,879)
Investments in Affiliates	160	0	1,756	(29,263)
Exchange-traded or centrally cleared financial derivative instruments	(19,369)	(327)	56	(1)
Over the counter financial derivative instruments	23,900	595	(3,467)	468
Short sales	17,324	0	0	0
Foreign currency assets and liabilities	(571)	(29)	138	(20)

Net Change in Unrealized Appreciation (Depreciation)	(400,580)	(5,529)	(11,778)	(32,695)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(526,716)	$(10,188)	$(54,234)	$(31,219)

* Foreign tax withholdings	$114	$7	$9	$9

** Net of foreign capital gains tax, if applicable	$(6)	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$6,889	$10,174	$16,381
9	19	16
20	349	115
6,918	10,542	16,512

523	1,092	1,437
459	1,365	1,758
N/A	14	31
19	56	129
N/A	20	17
1	2	3
157	261	670
1	0	2
1,160	2,810	4,047
0	0	(31)
1,160	2,810	4,016

5,758	7,732	12,496

(2,929)	(30,752)	(44,806)
(7)	(52)	39
1,312	10,424	(17,755)
9,968	47,544	(68,769)
78	74	(13)
(1,775)	(3,281)	(3,247)

6,647	23,957	(134,551)

(38,029)	(75,604)	(110,966)
(2)	3	0
(719)	(14,325)	(2,654)
(1,555)	11,425	(9,171)
(30)	(29)	0
(1,366)	(1,012)	(4,924)

(41,701)	(79,542)	(127,715)

$(29,296)	$(47,853)	$(249,770)

$10	$0	$48

$0	$0	$0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	33

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$72,654	$145,754	$1,960	$6,080	$6,135	$16,354	$5,244	$14,247
Net realized gain (loss)	(198,790)	1,194	(6,619)	(2,218)	(48,591)	(19,244)	(3,768)	(6,628)
Net change in unrealized appreciation (depreciation)	(400,580)	(428,792)	(5,529)	(21,090)	(11,778)	(1,808)	(32,695)	(34,249)

Net Increase (Decrease) in Net Assets Resulting from Operations	(526,716)	(281,844)	(10,188)	(17,228)	(54,234)	(4,698)	(31,219)	(26,630)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(56,724)	(112,596)	(2,032)	(6,070)	(5,499)	(8,797)	(5,258)	(14,391)
I-2	(15,576)	(29,722)	N/A	N/A	(53)	(78)	N/A	N/A
I-3	(259)	(428)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(3,563)	(8,207)	N/A	N/A	(59)	(91)	N/A	N/A
Class C	(130)	(337)	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(76,252)	(151,290)	(2,032)	(6,070)	(5,611)	(8,966)	(5,258)	(14,391)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(461,650)	1,626,801	(8,094)	(40,755)	(40,239)	(76,210)	23,294	(51,148)

Total Increase (Decrease) in Net Assets	(1,064,618)	1,193,667	(20,314)	(64,053)	(100,084)	(89,874)	(13,183)	(92,169)

Net Assets:

Beginning of period	3,683,150	2,489,483	116,909	180,962	609,021	698,895	267,820	359,989
End of period	$2,618,532	$3,683,150	$96,595	$116,909	$508,937	$609,021	$254,637	$267,820

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)		PIMCO International Bond Fund (Unhedged)

Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$5,758	$9,709	$7,732	$17,578	$12,496	$26,241
6,647	9,867	23,957	21,695	(134,551)	(73,488)
(41,701)	(28,263)	(79,542)	(63,372)	(127,715)	(85,016)

(29,296)	(8,687)	(47,853)	(24,099)	(249,770)	(132,263)

(5,134)	(10,915)	(6,145)	(22,287)	(7,098)	(36,693)
N/A	N/A	(460)	(1,550)	(2,448)	(8,626)
N/A	N/A	N/A	N/A	(1,259)	(4,339)
N/A	N/A	(77)	(336)	(239)	(1,273)
(240)	(333)	(291)	(1,143)	(917)	(5,011)
N/A	N/A	(11)	(86)	(18)	(125)

(5,374)	(11,248)	(6,984)	(25,402)	(11,979)	(56,067)

(15,280)	10,173	21,120	107,079	(229,245)	137,541

(49,950)	(9,762)	(33,717)	57,578	(490,994)	(50,789)

318,639	328,401	886,473	828,895	1,377,041	1,427,830
$268,689	$318,639	$852,756	$886,473	$886,047	$1,377,041

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.9%

ANGOLA 0.3%

SOVEREIGN ISSUES 0.3%

Angolan Government International Bond
8.250% due 05/09/2028		$3,200	$2,531
8.750% due 04/14/2032		1,500	1,116
9.125% due 11/26/2049		4,000	2,706
9.375% due 05/08/2048		1,600	1,088
9.500% due 11/12/2025		1,800	1,687

Total Angola (Cost $11,157)			9,128

ARGENTINA 1.6%

SOVEREIGN ISSUES 1.6%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$24,726	5,007
0.875% due 07/09/2035 þ	EUR	1,000	178
1.000% due 07/09/2029		$5,844	1,141
1.500% due 07/09/2035 þ		64,512	11,870
1.500% due 07/09/2046 þ		1,334	250
2.750% due 07/09/2041 þ	EUR	1,000	215
3.500% due 07/09/2041 þ		$77,126	16,621

Provincia de Buenos Aires
5.250% due 09/01/2037 þ		3,872	1,215

Provincia de Cordoba
6.875% due 12/10/2025 þ		254	194

Provincia de Entre Rios Argentina
5.750% due 08/08/2028 ^þ(b)		2,538	1,650

Provincia de la Rioja
4.750% due 02/24/2028 þ		5,046	2,700

Provincia de Neuquen
4.625% due 04/27/2030 ^þ		1,384	865

Total Argentina (Cost $78,985)			41,906

ARMENIA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Armenia International Bond
3.600% due 02/02/2031		$5,500	3,746

Total Armenia (Cost $5,392)			3,746

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	1,600	1,361

Total Austria (Cost $1,750)			1,361

AZERBAIJAN 1.3%

CORPORATE BONDS & NOTES 1.1%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$24,800	24,517

State Oil Co. of the Azerbaijan Republic
4.750% due 03/13/2023		3,100	3,075

			27,592

SOVEREIGN ISSUES 0.2%

Republic of Azerbaijan International Bond
3.500% due 09/01/2032		2,200	1,778
4.750% due 03/18/2024		2,800	2,739

			4,517

Total Azerbaijan (Cost $34,002)			32,109

BAHAMAS 0.2%

SOVEREIGN ISSUES 0.2%

Bahamas Government International Bond
6.000% due 11/21/2028		$6,550	3,996

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 06/16/2029		$3,000	$2,096

Total Bahamas (Cost $8,988)			6,092

BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
4.250% due 01/25/2028		$6,500	5,698
5.250% due 01/25/2033		5,000	3,886
5.625% due 09/30/2031		2,900	2,382

Total Bahrain (Cost $14,265)			11,966

BELARUS 0.0%

SOVEREIGN ISSUES 0.0%

Republic of Belarus International Bond
5.875% due 02/24/2026 ^(b)		$600	156
6.200% due 02/28/2030 ^(b)		700	182
6.378% due 02/24/2031 ^(b)		800	209
7.625% due 06/29/2027 ^(b)		400	104

Total Belarus (Cost $2,452)			651

BENIN 0.2%

SOVEREIGN ISSUES 0.2%

Benin Government International Bond
4.875% due 01/19/2032	EUR	8,200	5,523
6.875% due 01/19/2052		300	186

Total Benin (Cost $6,504)			5,709

BRAZIL 6.2%

CORPORATE BONDS & NOTES 2.8%

B3 SA - Brasil Bolsa Balcao
4.125% due 09/20/2031		$9,800	7,683

Banco BTG Pactual SA
2.750% due 01/11/2026		1,000	869
4.500% due 01/10/2025		2,400	2,283

Banco General SA
3.250% due 09/30/2026		3,100	2,746
3.875% due 10/10/2022		2,258	2,255
4.875% due 01/11/2029		3,500	3,143

Banco Votorantim SA
4.500% due 09/24/2024		800	777

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		22,740	22,059

BRF SA
5.750% due 09/21/2050		800	553

Centrais Eletricas Brasileiras SA
4.625% due 02/04/2030		1,800	1,505

CSN Inova Ventures
6.750% due 01/28/2028		9,800	8,508

CSN Resources SA
7.625% due 04/17/2026		8,636	8,318

Globo Comunicacao e Participacoes SA
4.875% due 01/22/2030		500	377

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (e)(g)		9,803	17

Vale SA
0.000% due 12/29/2049 «~(g)	BRL	168,820	11,173

			72,266

SOVEREIGN ISSUES 3.4%

Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/2023		$200	200

Brazil Government International Bond
4.750% due 01/14/2050		9,274	6,342

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (e)	BRL	398,700	69,359

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050	BRL	67,154	$12,862

			88,763

Total Brazil (Cost $178,357)			161,029

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	13,400	8,705

Total Cameroon (Cost $11,937)			8,705

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.8%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		$7,255	4,615

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		3,900	1,231
3.125% due 10/22/2025		3,300	1,071

ICD Funding Ltd.
3.223% due 04/28/2026		800	741

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		892	749
0.000% due 05/15/2030 (e)		5,139	4,013

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		3,400	371
9.750% due 09/28/2023 ^(b)		1,700	187
11.500% due 01/30/2023 ^(b)		200	22
11.950% due 11/12/2023 ^(b)		1,700	179

KSA Sukuk Ltd.
0.000% due 01/19/2029		500	491

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		4,038	3,455
5.875% due 07/05/2034		912	867

MGM China Holdings Ltd.
4.750% due 02/01/2027		2,300	1,792

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(a)		9,952	5,698

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		249	244

Poinsettia Finance Ltd.
6.625% due 06/17/2031		6,138	5,619

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025		200	27

SA Global Sukuk Ltd.
1.602% due 06/17/2026		5,600	4,972
2.694% due 06/17/2031		6,900	5,834

Sands China Ltd.
5.900% due 08/08/2028		4,700	3,961

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		2,900	427
6.500% due 01/26/2026 ^(b)		4,800	682
7.000% due 07/09/2025 ^(b)		200	29
7.500% due 02/01/2024 ^(b)		1,000	146
7.950% due 10/11/2023 ^(b)		300	42

Xiaomi Best Time International Ltd.
4.100% due 07/14/2051		1,000	579

Total Cayman Islands (Cost $72,670)			48,044

CHILE 2.5%

CORPORATE BONDS & NOTES 1.3%

Banco del Estado de Chile
2.704% due 01/09/2025		$900	844

Banco Santander Chile
2.700% due 01/10/2025		950	888

Celulosa Arauco y Constitucion SA
4.500% due 08/01/2024		200	195

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030		2,200	1,839

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 08/01/2027	$900	$825
4.250% due 07/17/2042	8,600	6,431
4.375% due 02/05/2049	453	344
4.500% due 08/01/2047	700	537
4.875% due 11/04/2044	2,520	2,052

Embotelladora Andina SA
3.950% due 01/21/2050	1,650	1,232

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	800	453
3.830% due 09/14/2061	6,700	4,510

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,100	948
4.700% due 05/07/2050	400	302

Empresa Nacional del Petroleo
3.450% due 09/16/2031	7,100	5,588
4.375% due 10/30/2024	200	196

GNL Quintero SA
4.634% due 07/31/2029	5,271	4,857

Sociedad Quimica y Minera de Chile SA
4.250% due 05/07/2029	1,200	1,109

		33,150

SOVEREIGN ISSUES 1.2%

Chile Government International Bond
2.750% due 01/31/2027	12,200	11,010
3.100% due 05/07/2041	300	204
3.100% due 01/22/2061	700	408
3.240% due 02/06/2028	500	451
3.250% due 09/21/2071	7,700	4,413
3.500% due 01/31/2034	1,300	1,063
3.500% due 04/15/2053	1,000	663
3.625% due 10/30/2042	4,000	2,887
3.860% due 06/21/2047	1,700	1,256
4.340% due 03/07/2042	12,000	9,532

		31,887

Total Chile (Cost $82,446)		65,037

CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%

Chalco Hong Kong Investment Co. Ltd.
2.100% due 07/28/2026	$200	179

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)	5,800	314

ZhongAn Online P&C Insurance Co. Ltd.
3.125% due 07/16/2025	200	169

Total China (Cost $5,860)		662

COLOMBIA 3.1%

CORPORATE BONDS & NOTES 0.6%

Ecopetrol SA
4.625% due 11/02/2031	$8,100	5,682
5.875% due 09/18/2023	3,000	2,981
5.875% due 05/28/2045	3,800	2,307
7.375% due 09/18/2043	6,200	4,562

		15,532

SOVEREIGN ISSUES 2.5%

Colombia Government International Bond
2.625% due 03/15/2023	10,320	10,191
3.125% due 04/15/2031	3,000	2,085
3.250% due 04/22/2032	900	610
3.875% due 02/15/2061	5,900	3,033
4.000% due 02/26/2024	22,400	21,839
4.125% due 02/22/2042	1,600	914
4.125% due 05/15/2051	19,800	10,680
4.500% due 01/28/2026	2,600	2,387
5.000% due 06/15/2045	5,900	3,593
5.200% due 05/15/2049	3,700	2,295
5.625% due 02/26/2044	2,100	1,398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 01/18/2041		$4,000	$2,953
7.375% due 09/18/2037		5,325	4,628

			66,606

Total Colombia (Cost $105,344)			82,138

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%

Costa Rica Government International Bond
4.250% due 01/26/2023		$7,300	7,299

Total Costa Rica (Cost $7,333)			7,299

DOMINICAN REPUBLIC 2.1%

SOVEREIGN ISSUES 2.1%

Dominican Republic International Bond
4.875% due 09/23/2032		$10,100	7,631
5.300% due 01/21/2041		6,300	4,280
5.500% due 01/27/2025		7,800	7,588
5.500% due 02/22/2029		1,000	865
5.875% due 01/30/2060		9,700	6,439
5.950% due 01/25/2027		10,300	9,610
6.000% due 07/19/2028		13,700	12,481
6.000% due 02/22/2033		2,300	1,878
6.400% due 06/05/2049		200	145
6.500% due 02/15/2048		506	375
6.850% due 01/27/2045		300	235
6.875% due 01/29/2026		3,100	3,029

Total Dominican Republic (Cost $66,507)			54,556

ECUADOR 0.8%

SOVEREIGN ISSUES 0.8%

Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$1,200	355
1.500% due 07/31/2040 þ		8,202	2,441
2.500% due 07/31/2035 þ		41,614	13,951
5.500% due 07/31/2030 þ		7,974	3,792

Ecuador Social Bond SARL
0.000% due 01/30/2035 (e)		2,245	1,707

Total Ecuador (Cost $36,396)			22,246

EGYPT 2.4%

SOVEREIGN ISSUES 2.4%

Egypt Government International Bond
4.750% due 04/16/2026	EUR	5,000	3,486
5.625% due 04/16/2030		500	286
5.875% due 02/16/2031		$1,800	1,051
6.375% due 04/11/2031	EUR	7,600	4,363
7.053% due 01/15/2032		$13,600	8,255
7.300% due 09/30/2033		12,450	7,216
7.500% due 02/16/2061		7,000	3,714
7.500% due 02/16/2061 (k)		27,500	14,590
7.625% due 05/29/2032		3,300	2,000
7.903% due 02/21/2048		6,700	3,519
8.150% due 11/20/2059		5,000	2,713
8.500% due 01/31/2047		7,300	4,081
8.700% due 03/01/2049		1,100	613
8.750% due 09/30/2051		8,050	4,458
8.875% due 05/29/2050		3,700	2,069

Total Egypt (Cost $97,662)			62,414

EL SALVADOR 0.2%

SOVEREIGN ISSUES 0.2%

El Salvador Government International Bond
6.375% due 01/18/2027		$2,000	756
7.125% due 01/20/2050		7,450	2,421
7.625% due 09/21/2034		3,170	1,040
7.650% due 06/15/2035		1,200	410
8.250% due 04/10/2032		1,410	525
9.500% due 07/15/2052		1,000	350

Total El Salvador (Cost $14,682)			5,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ETHIOPIA 0.0%

SOVEREIGN ISSUES 0.0%

Ethiopia Government International Bond
6.625% due 12/11/2024	$2,000	$1,022

Total Ethiopia (Cost $1,963)		1,022

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%

BNP Paribas SA
7.750% due 08/16/2029 •(g)(h)	$3,300	3,053

Total France (Cost $3,300)		3,053

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028	$200	158

Total Georgia (Cost $172)		158

GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%

Deutsche Bank AG
3.700% due 05/30/2024	$3,500	3,382
3.950% due 02/27/2023	5,600	5,576
4.112% (US0003M + 1.190%) due 11/16/2022 ~	2,200	2,198

Total Germany (Cost $11,154)		11,156

GHANA 0.9%

SOVEREIGN ISSUES 0.9%

Ghana Government International Bond
0.000% due 04/07/2025 (e)	$1,200	513
6.375% due 02/11/2027	2,500	1,009
7.625% due 05/16/2029	1,550	597
7.750% due 04/07/2029	4,300	1,649
7.875% due 03/26/2027 (k)	4,700	1,954
7.875% due 02/11/2035	1,600	600
8.125% due 03/26/2032	13,100	4,960
8.625% due 04/07/2034	8,500	3,187
8.750% due 03/11/2061	23,250	8,659
8.875% due 05/07/2042	700	261
8.950% due 03/26/2051	2,600	970
10.750% due 10/14/2030	395	288

Total Ghana (Cost $55,041)		24,647

GUATEMALA 0.9%

SOVEREIGN ISSUES 0.9%

Guatemala Government International Bond
4.375% due 06/05/2027	$6,400	5,882
4.500% due 05/03/2026	2,300	2,178
4.650% due 10/07/2041	3,200	2,257
4.875% due 02/13/2028	5,500	4,990
4.900% due 06/01/2030	600	527
5.250% due 08/10/2029	4,000	3,598
5.375% due 04/24/2032	1,000	874
6.125% due 06/01/2050	3,150	2,598

Total Guatemala (Cost $26,923)		22,904

HONG KONG 0.8%

CORPORATE BONDS & NOTES 0.7%

AIA Group Ltd.
3.200% due 09/16/2040	$400	300

Huarong Finance Co. Ltd.
2.500% due 02/24/2023	2,200	2,161
3.250% due 11/13/2024	500	445
3.375% due 02/24/2030	1,700	1,111
3.750% due 05/29/2024	200	184

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% (US0003M + 1.250%) due 02/24/2025 ~		$6,300	$5,426
4.500% due 05/29/2029		5,200	3,679
5.000% due 11/19/2025		1,000	855
5.500% due 01/16/2025		400	361

Lenovo Group Ltd.
3.421% due 11/02/2030		1,700	1,287
5.875% due 04/24/2025 (k)		2,800	2,773

			18,582

SOVEREIGN ISSUES 0.1%

Airport Authority
2.625% due 02/04/2051		4,300	2,792

Total Hong Kong (Cost $24,921)			21,374

HUNGARY 0.7%

SOVEREIGN ISSUES 0.7%

Hungary Government International Bond
1.750% due 06/05/2035	EUR	100	61
2.125% due 09/22/2031		$4,000	2,747
5.250% due 06/16/2029		14,900	13,506
5.500% due 06/16/2034		1,700	1,441
7.625% due 03/29/2041		1,200	1,194

Total Hungary (Cost $22,402)			18,949

INDIA 1.1%

CORPORATE BONDS & NOTES 0.8%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$2,600	1,968

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		1,400	1,140

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,407
3.950% due 02/13/2050		1,100	779

JSW Steel Ltd.
5.050% due 04/05/2032		9,000	6,419

Muthoot Finance Ltd.
4.400% due 09/02/2023		2,800	2,733

Reliance Industries Ltd.
2.875% due 01/12/2032		6,100	4,787

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		1,000	903

ReNew Wind Energy AP2
4.500% due 07/14/2028		2,800	2,102

			22,238

SOVEREIGN ISSUES 0.3%

Export-Import Bank of India
3.375% due 08/05/2026		9,800	9,084

Total India (Cost $38,411)			31,322

INDONESIA 4.9%

CORPORATE BONDS & NOTES 3.5%

Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,765
3.750% due 04/11/2024		200	196

Bank Rakyat Indonesia Persero Tbk PT
3.950% due 03/28/2024		2,400	2,363

Freeport Indonesia PT
5.315% due 04/14/2032		5,900	4,912

Indonesia Asahan Aluminium Persero PT
5.450% due 05/15/2030		12,900	11,563

Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		6,100	5,891
4.500% due 05/02/2023		3,500	3,478
4.875% due 10/01/2024		800	785
5.375% due 05/05/2045		2,000	1,830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pertamina Persero PT
1.400% due 02/09/2026		$1,900	$1,633
4.175% due 01/21/2050		5,000	3,552
4.700% due 07/30/2049		3,000	2,247
5.625% due 05/20/2043		1,000	849
6.000% due 05/03/2042		19,558	17,302
6.450% due 05/30/2044		6,900	6,464
6.500% due 11/07/2048		700	645

Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		1,100	802

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		13,700	8,268
4.125% due 05/15/2027		1,500	1,391
4.375% due 02/05/2050		3,200	2,060
5.250% due 10/24/2042		12,100	9,247
5.250% due 05/15/2047		5,200	3,850
5.450% due 05/21/2028		250	239
6.250% due 01/25/2049		700	579

			91,911

SOVEREIGN ISSUES 1.4%

Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	3,617
2.625% due 06/14/2023		1,700	1,658
4.200% due 10/15/2050		$400	306
4.625% due 04/15/2043		400	341
4.750% due 07/18/2047		1,200	1,012
5.125% due 01/15/2045		5,000	4,384
5.250% due 01/17/2042		4,700	4,267
5.250% due 01/08/2047		2,000	1,791
6.625% due 02/17/2037		6,340	6,576
6.750% due 01/15/2044		4,900	5,138
7.750% due 01/17/2038		4,225	4,830
8.500% due 10/12/2035		1,290	1,567

			35,487

Total Indonesia (Cost $157,455)			127,398

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		$12,600	11,340

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(b)	GBP	1,000	279

Total Ireland (Cost $13,510)			11,619

ISRAEL 1.2%

CORPORATE BONDS & NOTES 1.2%

Bank Hapoalim BM
3.255% due 01/21/2032 •(h)		$8,300	6,938

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		6,200	5,352
4.250% due 08/14/2028		9,700	9,018
5.000% due 11/12/2024		500	488

Leviathan Bond Ltd.
6.125% due 06/30/2025		5,600	5,292
6.500% due 06/30/2027		4,600	4,244

Total Israel (Cost $35,393)			31,332

IVORY COAST 1.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Cote d’lvoire
6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,890	1,723

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
4.875% due 01/30/2032		900	594
5.250% due 03/22/2030		4,000	2,880

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/31/2032 þ		$24,440	$20,961
5.875% due 10/17/2031	EUR	800	570
6.625% due 03/22/2048		2,600	1,514
6.875% due 10/17/2040		1,400	865

			27,384

Total Ivory Coast (Cost $38,300)			29,107

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$1,874	1,526

Total Jamaica (Cost $1,877)			1,526

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	8,600	7,902
5.823% due 01/28/2029 •		4,600	4,159

Total Jersey, Channel Islands (Cost $14,759)			12,061

JORDAN 0.7%

SOVEREIGN ISSUES 0.7%

Jordan Government International Bond
5.750% due 01/31/2027		$1,800	1,624
5.850% due 07/07/2030		346	283
6.125% due 01/29/2026		12,100	11,393
7.375% due 10/10/2047		5,550	4,071

Total Jordan (Cost $20,696)			17,371

KAZAKHSTAN 1.3%

CORPORATE BONDS & NOTES 1.2%

Development Bank of Kazakhstan JSC
4.125% due 12/10/2022		$5,758	5,751

KazMunayGas National Co. JSC
3.500% due 04/14/2033		3,000	1,978
4.750% due 04/24/2025		5,800	5,380
4.750% due 04/19/2027		1,500	1,259
5.375% due 04/24/2030		385	306
5.750% due 04/19/2047		7,000	4,694
6.375% due 10/24/2048		1,000	702

KazTransGas JSC
4.375% due 09/26/2027		1,200	1,020

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,100	4,347
4.000% due 08/15/2026		7,700	6,454

			31,891

SOVEREIGN ISSUES 0.1%

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	1,300	1,130
4.875% due 10/14/2044		$200	155
6.500% due 07/21/2045		1,200	1,115

			2,400

Total Kazakhstan (Cost $42,998)			34,291

KENYA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	1,964
8.000% due 05/22/2032		2,850	1,940

Total Kenya (Cost $5,518)			3,904

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LEBANON 0.0%

SOVEREIGN ISSUES 0.0%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(b)	$8,300	$503

Total Lebanon (Cost $529)		503

LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «	$1,022	1,029

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(a)	2,562	2,050

Gazprom PJSC Via Gaz Capital SA
5.150% due 02/11/2026	3,700	1,832

Guara Norte SARL
5.198% due 06/15/2034	9,830	7,844

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026	5,800	5,240

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(b)	2,615	182

Unigel Luxembourg SA
8.750% due 10/01/2026	4,500	4,293

Total Luxembourg (Cost $29,743)		22,470

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Petronas Capital Ltd.
3.404% due 04/28/2061	$3,300	2,276
4.550% due 04/21/2050	4,000	3,585
4.800% due 04/21/2060	5,730	5,250

Total Malaysia (Cost $13,148)		11,111

MARSHALL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Nakilat, Inc.
6.267% due 12/31/2033	$332	339

Total Marshall Islands (Cost $387)		339

	SHARES
MEXICO 7.4%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(c)	93,349	0

Urbi Desarrollos Urbanos SAB de CV (c)	4,673	2

		2

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.6%

America Movil SAB de CV
5.375% due 04/04/2032	$4,100	3,535

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)	2,200	1,731
7.500% due 06/27/2029 •(g)(h)	5,540	4,734
7.625% due 01/10/2028 •(g)(h)	500	445
8.375% due 10/14/2030 •(g)(h)	700	642

Cibanco SA Ibm
4.962% due 07/18/2029	2,467	2,071

Industrias Penoles SAB de CV
4.750% due 08/06/2050	2,100	1,500

Minera Mexico SA de CV
4.500% due 01/26/2050	6,200	4,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	$469
5.950% due 01/28/2031		$3,700	2,505
6.350% due 02/12/2048		23,238	12,526
6.375% due 01/23/2045		12,500	6,933
6.500% due 06/02/2041		13,000	7,557
6.625% due 06/15/2035		1,225	784
6.700% due 02/16/2032		31,220	21,952
6.750% due 09/21/2047		13,590	7,598
6.950% due 01/28/2060		67,020	37,195
7.690% due 01/23/2050		41,533	25,502
8.750% due 06/02/2029		3,000	2,572

Trust Fibra Uno
6.390% due 01/15/2050		2,800	1,963

			146,541

SOVEREIGN ISSUES 1.8%

Mexico Government International Bond
3.750% due 04/19/2071		9,200	5,359
3.771% due 05/24/2061		10,000	5,937
4.000% due 03/15/2115	EUR	4,000	2,596
4.280% due 08/14/2041		$3,000	2,189
5.000% due 04/27/2051		4,800	3,703
5.750% due 10/12/2110		34,000	26,389

			46,173

Total Mexico (Cost $297,912)			192,716

MONGOLIA 0.3%

SOVEREIGN ISSUES 0.3%

Mongolia Government International Bond
3.500% due 07/07/2027		$7,800	5,811
5.625% due 05/01/2023		754	714
8.750% due 03/09/2024		500	478

Total Mongolia (Cost $8,924)			7,003

MOROCCO 1.8%

CORPORATE BONDS & NOTES 0.3%

OCP SA
3.750% due 06/23/2031		$5,750	4,383
5.125% due 06/23/2051		4,800	3,074

			7,457

SOVEREIGN ISSUES 1.5%

Morocco Government International Bond
2.375% due 12/15/2027		3,784	3,118
3.000% due 12/15/2032		1,300	914
4.000% due 12/15/2050		3,400	1,954
4.250% due 12/11/2022		32,982	32,898

			38,884

Total Morocco (Cost $51,511)			46,341

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%

Namibia Government International Bond
5.250% due 10/29/2025		$1,900	1,701

Total Namibia (Cost $1,868)			1,701

NETHERLANDS 1.0%

CORPORATE BONDS & NOTES 1.0%

InterCement Financial Operations BV
5.750% due 07/17/2024		$500	347

Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		2,600	2,579

Metinvest BV
7.750% due 04/23/2023		200	115
8.500% due 04/23/2026		3,300	1,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NE Property BV
1.875% due 10/09/2026	EUR	200	$161

Prosus NV
1.539% due 08/03/2028		1,600	1,187
2.031% due 08/03/2032		1,000	632
3.061% due 07/13/2031		$2,000	1,376
3.257% due 01/19/2027		2,900	2,431
3.680% due 01/21/2030		1,100	825
4.027% due 08/03/2050		1,500	839

Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		7,581	7,476
10.447% (US0006M + 7.500%) due 07/01/2023 ~		6,464	6,537

Total Netherlands (Cost $31,874)			26,040

NIGERIA 2.3%

CORPORATE BONDS & NOTES 0.3%

BOI Finance BV
7.500% due 02/16/2027	EUR	10,300	8,248

SOVEREIGN ISSUES 2.0%

Nigeria Government International Bond
6.125% due 09/28/2028		$7,700	5,121
6.375% due 07/12/2023 (k)		1,000	974
6.375% due 07/12/2023		13,528	13,175
6.500% due 11/28/2027		5,100	3,705
7.143% due 02/23/2030		11,100	7,279
7.375% due 09/28/2033		5,700	3,461
7.625% due 11/28/2047		2,000	1,120
7.696% due 02/23/2038		7,500	4,392
7.875% due 02/16/2032		5,600	3,620
8.250% due 09/28/2051		6,400	3,622
8.747% due 01/21/2031		6,850	4,825

			51,294

Total Nigeria (Cost $82,148)			59,542

OMAN 1.9%

SOVEREIGN ISSUES 1.9%

Oman Government International Bond
4.125% due 01/17/2023		$4,500	4,474
4.875% due 02/01/2025		8,700	8,421
5.625% due 01/17/2028		3,830	3,570
6.000% due 08/01/2029		15,000	14,010
6.250% due 01/25/2031		3,400	3,177
6.500% due 03/08/2047		3,300	2,594
6.750% due 10/28/2027		2,300	2,275
6.750% due 01/17/2048		5,500	4,428
7.000% due 01/25/2051		6,100	5,052
7.375% due 10/28/2032		2,300	2,303

Total Oman (Cost $54,668)			50,304

PAKISTAN 0.3%

CORPORATE BONDS & NOTES 0.0%

Third Pakistan International Sukuk Co. Ltd.
5.625% due 12/05/2022		$1,500	1,286

SOVEREIGN ISSUES 0.3%

Pakistan Government International Bond
6.000% due 04/08/2026		3,200	1,257
6.875% due 12/05/2027		1,400	537
7.375% due 04/08/2031		5,800	2,176
8.875% due 04/08/2051		11,900	4,361

			8,331

Total Pakistan (Cost $19,903)			9,617

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 1.7%

CORPORATE BONDS & NOTES 0.5%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$4,500	$3,226

Banco General SA
5.250% due 05/07/2031 •(g)(h)		9,500	8,135
5.250% due 05/07/2031 •(g)		600	514

Banco Nacional de Panama
2.500% due 08/11/2030		1,800	1,323

ENA Norte Trust
4.950% due 04/25/2028		915	899

			14,097

SOVEREIGN ISSUES 1.2%

Panama Government International Bond
4.300% due 04/29/2053		4,400	2,951
4.500% due 05/15/2047		4,100	2,928
4.500% due 04/16/2050		1,000	699
4.500% due 04/01/2056		4,900	3,324
4.500% due 01/19/2063		5,300	3,515
6.700% due 01/26/2036		8,800	8,682
7.125% due 01/29/2026		5,000	5,276
8.125% due 04/28/2034		2,860	3,375
9.375% due 01/16/2023		900	911
9.375% due 04/01/2029		518	604

			32,265

Total Panama (Cost $60,240)			46,362

PARAGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Paraguay Government International Bond
2.739% due 01/29/2033		$800	578
3.849% due 06/28/2033		1,100	868
4.700% due 03/27/2027		1,500	1,421
5.400% due 03/30/2050		2,300	1,700
5.600% due 03/13/2048		200	151
6.100% due 08/11/2044		2,300	1,916

Total Paraguay (Cost $8,634)			6,634

PERU 1.3%

CORPORATE BONDS & NOTES 0.8%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	14,500	3,384

Cia de Minas Buenaventura SAA
5.500% due 07/23/2026		$1,700	1,425

InRetail Consumer
3.250% due 03/22/2028		5,000	4,169

Petroleos del Peru SA
4.750% due 06/19/2032		4,000	2,833
5.625% due 06/19/2047		15,600	9,401

			21,212

SOVEREIGN ISSUES 0.5%

Peru Government International Bond
2.392% due 01/23/2026		800	727
3.000% due 01/15/2034		5,000	3,767
3.230% due 07/28/2121		2,100	1,144
3.600% due 01/15/2072		2,600	1,579
6.550% due 03/14/2037		1,200	1,234
7.350% due 07/21/2025		5,000	5,258

			13,709

Total Peru (Cost $47,621)			34,921

PHILIPPINES 0.7%

CORPORATE BONDS & NOTES 0.2%

PLDT, Inc.
3.450% due 06/23/2050		$5,800	4,225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Philippines Government International Bond
2.650% due 12/10/2045		$2,200	$1,364
2.950% due 05/05/2045		6,400	4,180
3.700% due 03/01/2041		8,300	6,358
3.700% due 02/02/2042		3,000	2,294

			14,196

Total Philippines (Cost $26,873)			18,421

QATAR 1.1%

CORPORATE BONDS & NOTES 0.5%

Qatar Energy
2.250% due 07/12/2031		$2,000	1,616
3.125% due 07/12/2041		10,600	7,755
3.300% due 07/12/2051		6,300	4,488

			13,859

SOVEREIGN ISSUES 0.6%

Qatar Government International Bond
4.400% due 04/16/2050		2,500	2,205
4.625% due 06/02/2046		5,100	4,699
4.817% due 03/14/2049		6,680	6,198
5.103% due 04/23/2048		2,375	2,307

			15,409

Total Qatar (Cost $37,438)			29,268

ROMANIA 2.1%

SOVEREIGN ISSUES 2.1%

Romania Government International Bond
1.750% due 07/13/2030	EUR	22,300	14,211
2.000% due 12/08/2026		4,500	3,830
2.124% due 07/16/2031		5,450	3,398
2.125% due 03/07/2028		2,700	2,050
2.375% due 04/19/2027		500	416
2.750% due 04/14/2041		1,000	504
2.875% due 05/26/2028		100	77
2.875% due 04/13/2042		16,000	8,102
3.375% due 01/28/2050		5,300	2,681
3.500% due 04/03/2034		1,900	1,254
3.750% due 02/07/2034		4,300	2,923
4.000% due 02/14/2051		$5,500	3,085
4.625% due 04/03/2049	EUR	1,200	778
5.000% due 09/27/2026		13,700	12,966

Total Romania (Cost $89,705)			56,275

RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.0%

SCF Capital Designated Activity Co.
5.375% due 06/16/2023 ^(b)		$4,000	1,200

SOVEREIGN ISSUES 0.5%

Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	1,300	573
1.850% due 11/20/2032 ^(b)		4,600	2,029
2.875% due 12/04/2025 ^(b)		3,400	1,533
4.250% due 06/23/2027 ^(b)		$800	400
4.375% due 03/21/2029 ^(b)		1,600	720
5.100% due 03/28/2035 ^(b)		10,000	4,337
5.250% due 06/23/2047 ^(b)		1,600	800
5.625% due 04/04/2042 ^(b)		400	220
5.875% due 09/16/2043 ^(b)		5,200	2,860
7.500% due 03/31/2030 ^(b)		363	269

			13,741

Total Russia (Cost $27,914)			14,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RWANDA 0.1%

SOVEREIGN ISSUES 0.1%

Rwanda Government International Bond
5.500% due 08/09/2031		$2,300	$1,682

Total Rwanda (Cost $2,300)			1,682

SAUDI ARABIA 3.5%

CORPORATE BONDS & NOTES 1.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$6,800	5,501
2.875% due 04/16/2024		300	290
3.500% due 11/24/2070		24,200	15,670
4.250% due 04/16/2039		3,500	3,008
4.375% due 04/16/2049		5,000	4,173

			28,642

SOVEREIGN ISSUES 2.4%

Saudi Government International Bond
2.250% due 02/02/2033		13,100	10,314
3.450% due 02/02/2061		9,600	6,543
3.625% due 03/04/2028		8,800	8,338
3.750% due 01/21/2055		15,200	11,267
4.375% due 04/16/2029		200	196
4.500% due 10/26/2046		30,400	25,744
4.625% due 10/04/2047		1,400	1,194
5.000% due 04/17/2049		200	180

			63,776

Total Saudi Arabia (Cost $120,818)			92,418

SENEGAL 0.2%

SOVEREIGN ISSUES 0.2%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	2,224
5.375% due 06/08/2037		2,700	1,596
6.250% due 05/23/2033		$200	151
6.750% due 03/13/2048		1,600	1,002

Total Senegal (Cost $8,430)			4,973

SERBIA 0.7%

SOVEREIGN ISSUES 0.7%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	329
1.500% due 06/26/2029		3,600	2,353
1.650% due 03/03/2033 (k)		2,400	1,315
3.125% due 05/15/2027		16,320	13,118

Total Serbia (Cost $25,845)			17,115

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Medco Bell Pte. Ltd.
6.375% due 01/30/2027		$3,300	2,652

Total Singapore (Cost $3,270)			2,652

SOUTH AFRICA 4.6%

CORPORATE BONDS & NOTES 3.4%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	1,554
6.500% due 04/15/2040		1,300	1,142

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	399,500	21,493

Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$7,200	5,855
6.350% due 08/10/2028		21,100	18,468
6.750% due 08/06/2023		25,156	23,907
8.450% due 08/10/2028		2,700	2,306

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		$3,700	$3,686

Sasol Financing International Ltd.
4.500% due 11/14/2022		4,903	4,884

Sasol Financing USA LLC
5.875% due 03/27/2024		6,000	5,827
6.500% due 09/27/2028		1,150	1,038

			90,160

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Sasol Ltd.
4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		9,848	9,810

SOVEREIGN ISSUES 0.8%

South Africa Government International Bond
4.300% due 10/12/2028		200	167
4.850% due 09/30/2029		4,000	3,316
4.875% due 04/14/2026		2,100	1,965
5.375% due 07/24/2044		200	131
5.650% due 09/27/2047		2,200	1,420
5.750% due 09/30/2049		3,500	2,261
5.875% due 04/20/2032		5,300	4,392
7.300% due 04/20/2052		4,000	3,061
10.500% due 12/21/2026	ZAR	92,800	5,309

			22,022

Total South Africa (Cost $139,618)			121,992

SOUTH KOREA 0.5%

CORPORATE BONDS & NOTES 0.5%

KB Kookmin Card Co. Ltd.
1.500% due 05/13/2026		$600	523

LG Chem Ltd.
1.375% due 07/07/2026		11,200	9,694

Shinhan Financial Group Co. Ltd.
2.875% due 05/12/2026 •(g)(h)		2,000	1,717

Total South Korea (Cost $13,739)			11,934

SPAIN 0.5%

CORPORATE BONDS & NOTES 0.5%

Banco Santander SA
5.147% due 08/18/2025		$12,600	12,233

Total Spain (Cost $12,600)			12,233

SRI LANKA 0.4%

SOVEREIGN ISSUES 0.4%

Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(b)		$8,100	2,110
6.125% due 06/03/2025 ^(b)		6,400	1,798
6.200% due 05/11/2027 ^(b)		900	230
6.825% due 07/18/2026 ^(b)		500	132
6.850% due 11/03/2025 ^(b)		4,450	1,199
7.550% due 03/28/2030 ^(b)		19,400	4,941
7.850% due 03/14/2029 ^(b)		600	153

Total Sri Lanka (Cost $29,824)			10,563

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Export-Import Bank
2.634% due 05/17/2026		$8,000	6,946

Total Supranational (Cost $8,000)			6,946

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

Credit Suisse AG
4.750% due 08/09/2024		$5,500	5,371

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Group AG
6.373% due 07/15/2026 •		$4,450	$4,303
9.750% due 06/23/2027 •(g)(h)		5,700	5,605

UBS Group AG
4.988% due 08/05/2033 •		1,700	1,530

Total Switzerland (Cost $17,360)			16,809

TANZANIA 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
5.400% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	9,600	9,327

Total Tanzania (Cost $11,226)			9,327

THAILAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bangkok Bank PCL
3.466% due 09/23/2036 •(h)		$10,200	7,907

GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		1,500	1,186

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		400	354

Total Thailand (Cost $12,096)			9,447

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%

Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	670
5.625% due 02/17/2024	EUR	200	131
6.750% due 10/31/2023		1,200	902

Total Tunisia (Cost $2,910)			1,703

TURKEY 4.1%

CORPORATE BONDS & NOTES 0.2%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$1,607	1,380

Turkiye Is Bankasi AS
6.125% due 04/25/2024		1,400	1,333

Yapi ve Kredi Bankasi AS
5.850% due 06/21/2024		1,800	1,702

			4,415

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

SOCAR Turkey Enerji AS
4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	14,100	13,197

SOVEREIGN ISSUES 3.4%

Turkey Government International Bond
4.250% due 03/13/2025		$1,800	1,592
4.875% due 04/16/2043		14,100	7,999
5.250% due 03/13/2030		4,100	2,943
5.750% due 05/11/2047		59,100	35,715
5.875% due 06/26/2031		2,300	1,676
5.950% due 01/15/2031		3,100	2,291
6.000% due 03/25/2027		1,300	1,096
6.000% due 01/14/2041		20,280	12,578
6.125% due 10/24/2028		5,300	4,241
6.375% due 10/14/2025		600	544
6.875% due 03/17/2036		4,800	3,506

Turkiye Ihracat Kredi Bankasi AS
5.375% due 10/24/2023		9,700	9,349
8.250% due 01/24/2024		4,700	4,600

			88,130

Total Turkey (Cost $139,159)			105,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UKRAINE 0.8%

CORPORATE BONDS & NOTES 0.1%

NPC Ukrenergo
6.875% due 11/09/2028 ^(b)		$7,000	$1,348

SOVEREIGN ISSUES 0.7%

Ukraine Government International Bond
4.375% due 01/27/2032 ^(b)	EUR	8,600	1,614
6.876% due 05/21/2031 ^(b)		$6,800	1,275
7.253% due 03/15/2035 ^(b)		14,100	2,679
7.375% due 09/25/2034 ^(b)		9,360	1,778
7.750% due 09/01/2024 ^(b)		2,200	627
7.750% due 09/01/2025 ^(b)		20,500	4,972
7.750% due 09/01/2026 ^(b)		8,600	1,784
7.750% due 09/01/2027 ^(b)		9,550	1,982
7.750% due 09/01/2028 ^(b)		800	170
8.994% due 02/01/2026 ^(b)		4,300	924

			17,805

Total Ukraine (Cost $85,871)			19,153

UNITED ARAB EMIRATES 1.8%

CORPORATE BONDS & NOTES 1.0%

Abu Dhabi Crude Oil Pipeline LLC
3.650% due 11/02/2029		$2,700	2,511

DP World Ltd.
4.700% due 09/30/2049		500	380
5.625% due 09/25/2048		6,550	5,752
6.850% due 07/02/2037		5,550	5,673

Kuwait Projects Co. SPC Ltd.
0.000% due 03/15/2023		5,200	5,028

NBK SPC Ltd.
1.625% due 09/15/2027 •		8,700	7,488

Ruwais Power Co. PJSC
6.000% due 08/31/2036		620	669

			27,501

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

NMC Opco Ltd.
8.923% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	39,258	10,875

SOVEREIGN ISSUES 0.4%

Emirate of Abu Dhabi Government International Bond
1.625% due 06/02/2028		$8,300	7,034
3.125% due 05/03/2026		1,300	1,234

Emirate of Dubai Government International Bond
3.900% due 09/09/2050		400	271

Finance Department Government of Sharjah
4.375% due 03/10/2051		4,350	2,670

			11,209

Total United Arab Emirates (Cost $56,372)			49,585

UNITED KINGDOM 1.0%

CORPORATE BONDS & NOTES 1.0%

Antofagasta PLC
2.375% due 10/14/2030		$1,200	899

Barclays PLC
5.304% due 08/09/2026 •		7,500	7,211

Fresnillo PLC
4.250% due 10/02/2050		5,400	3,723

Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		700	346
3.250% due 02/25/2030		400	190

HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	967
5.210% due 08/11/2028 •		3,200	2,995
5.402% due 08/11/2033 •		1,100	980
6.000% due 05/22/2027 •(g)(h)		200	166

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Banking Group PLC
4.716% due 08/11/2026 •	$3,400	$3,269
4.976% due 08/11/2033 •	3,900	3,413

NatWest Group PLC
4.269% due 03/22/2025 •	300	292
4.800% due 04/05/2026	300	288

State Savings Bank of Ukraine
9.375% due 03/10/2023 þ	470	363

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2024	4,000	820

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025	1,000	411

Total United Kingdom (Cost $33,836)		26,333

UNITED STATES 7.8%

ASSET-BACKED SECURITIES 0.6%

Aames Mortgage Investment Trust
3.564% due 04/25/2036 •	$798	738

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.134% due 11/25/2034 ~	183	179

Argent Securities Trust
3.384% due 07/25/2036 ~	666	582

Countrywide Asset-Backed Certificates Trust
3.564% due 02/25/2037 ~	2,947	2,841
4.209% due 11/25/2035 •	2,400	2,322

Credit-Based Asset Servicing & Securitization Trust
3.117% due 01/25/2037 ^þ	7,174	2,511

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ	162	56
6.672% due 06/25/2036 ^þ	244	74

GSAA Home Equity Trust
6.502% due 11/25/2036 þ	1,066	433

Home Equity Asset Trust
4.434% due 02/25/2033 •	81	78

MASTR Asset-Backed Securities Trust
3.784% due 09/25/2034 •	162	152

Morgan Stanley ABS Capital, Inc. Trust
3.849% due 01/25/2035 •	23	21
3.879% due 03/25/2034 ~	2,484	2,381

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •	242	83
6.000% due 02/25/2037 ^~	59	40

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.234% due 07/25/2036 ~	444	404

Option One Mortgage Loan Trust
3.304% due 04/25/2037 ~	600	429
3.304% due 05/25/2037 •	241	157

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.864% due 09/25/2035 ~	1,600	1,385

RAAC Trust
3.784% due 02/25/2046 ~	207	203

Saxon Asset Securities Trust
3.394% due 09/25/2037 •	323	309

Soundview Home Loan Trust
3.609% due 03/25/2036 ~	577	569
3.984% due 10/25/2037 •	758	590

		16,537

	SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(c)(i)	2,865,490	311

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.9%

DAE Funding LLC
1.625% due 02/15/2024	$2,300	2,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 03/20/2025	$1,800	$1,652

Ford Motor Credit Co. LLC
3.550% due 10/07/2022	2,100	2,102

Pricoa Global Funding
4.200% due 08/28/2025	450	439

Rio Oil Finance Trust
8.200% due 04/06/2028	4,629	4,648
9.250% due 07/06/2024	2,134	2,157
9.750% due 01/06/2027	4,860	5,039

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)	8,185	4,961

		23,155

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Castlelake LP
5.733% (LIBOR01M + 2.950%) due 05/13/2031 «~	6,233	5,657

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Adjustable Rate Mortgage Trust
3.586% due 11/25/2035 ^~	70	56

Banc of America Funding Trust
2.245% due 11/20/2035 ^~	75	67
6.388% due 04/25/2037 ^þ	100	88

BCAP LLC Trust
2.977% due 05/26/2037 ~	2,160	1,991

Bear Stearns Adjustable Rate Mortgage Trust
3.011% due 01/25/2035 ~	5	5
3.842% due 02/25/2036 ^~	33	31

Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 ~	42	40
3.629% due 07/25/2046 ^~	41	37

CitiMortgage Alternative Loan Trust
3.734% due 10/25/2036 •	530	450

Countrywide Alternative Loan Trust
3.434% due 05/25/2036 ^~	496	212
3.724% due 11/25/2035 •	92	75
5.750% due 03/25/2037 ^•	88	53
6.250% due 11/25/2036 ^	63	48

Countrywide Home Loan Mortgage Pass-Through Trust
2.879% due 02/25/2047 ^~	48	42
2.898% due 04/20/2036 ^~	7	6
3.227% due 03/25/2037 ^~	35	30
3.339% due 09/25/2047 ^~	22	20

Credit Suisse Mortgage Capital Certificates
2.759% due 11/30/2037 ~	700	641

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	552	379

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.918% due 10/25/2035 ~	7	7
5.500% due 12/25/2035 ^	104	89

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	63	53
6.386% due 10/25/2036 ^þ	63	53

GSMPS Mortgage Loan Trust
3.434% due 01/25/2036 •	142	119

HarborView Mortgage Loan Trust
3.322% due 08/19/2036 ^~	5	4

Impac CMB Trust
3.724% due 03/25/2035 •	89	83

IndyMac INDA Mortgage Loan Trust
2.958% due 11/25/2037 ~	633	531
3.402% due 08/25/2036 ~	117	98

IndyMac INDX Mortgage Loan Trust
3.047% due 10/25/2035 ~	76	63
3.075% due 06/25/2036 ~	85	76
3.384% due 06/25/2037 ^~	109	45
3.444% due 02/25/2037 •	446	434

JP Morgan Mortgage Trust
2.781% due 04/25/2035 ~	1	1
3.184% due 11/25/2035 ^~	31	26
3.608% due 08/25/2035 ~	37	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	$139	$131

Lehman XS Trust
3.464% due 09/25/2046 ~	1,745	1,582
3.584% due 08/25/2037 •	3,166	2,902

Luminent Mortgage Trust
3.444% due 12/25/2036 ^•	25	23

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	131	12

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	861	673
6.500% due 07/25/2037 ^	295	238

Sequoia Mortgage Trust
2.436% due 01/20/2047 ^~	28	19

Structured Adjustable Rate Mortgage Loan Trust
3.071% due 11/25/2035 ^~	27	25
3.645% due 09/25/2036 ^~	133	105
5.095% due 10/25/2037 ^~	72	66

SunTrust Adjustable Rate Mortgage Loan Trust
3.653% due 10/25/2037 ^~	347	309

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ	568	21

WaMu Mortgage Pass-Through Certificates Trust
2.569% due 01/25/2037 ^~	77	68
2.740% due 04/25/2037 ^~	50	45
3.091% due 03/25/2036 ~	789	740
3.342% due 12/25/2036 ^~	138	127
3.346% due 05/25/2037 ^~	97	79
3.454% due 05/25/2034 ~	75	74

Wells Fargo Mortgage-Backed Securities Trust
4.412% due 10/25/2036 ~	229	216

		13,443

U.S. GOVERNMENT AGENCIES 0.5%

Israel Government AID Bond
5.500% due 04/26/2024	100	102

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	6,300	5,274
3.500% due 11/01/2052	7,900	7,108

		12,484

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Bonds
1.750% due 08/15/2041 (k)(m)	24,600	16,835
2.375% due 02/15/2042 (k)	21,300	16,331
3.250% due 05/15/2042 (k)(o)	61,900	54,956

U.S. Treasury Notes
3.125% due 08/31/2029 (k)(o)	47,100	44,712

		132,834

	SHARES
WARRANTS 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(i)	3	0

Total United States (Cost $225,100)		204,421

	PRINCIPAL AMOUNT (000S)
URUGUAY 0.1%

SOVEREIGN ISSUES 0.1%

Uruguay Government International Bond
5.100% due 06/18/2050	$200	183
7.875% due 01/15/2033	950	1,140

Total Uruguay (Cost $1,365)		1,323

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UZBEKISTAN 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uzbekistan International Bond
5.375% due 02/20/2029	$5,000	$4,205

Total Uzbekistan (Cost $4,515)		4,205

VENEZUELA 0.3%

CORPORATE BONDS & NOTES 0.1%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)	$51,899	1,233
5.500% due 04/12/2037 ^(b)	19,263	457
6.000% due 05/16/2024 ^(b)	2,800	67

		1,757

SOVEREIGN ISSUES 0.2%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)	19,240	1,491
7.650% due 04/21/2025 ^(b)	10,109	758
8.250% due 10/13/2024 ^(b)	21,739	1,630
9.000% due 05/07/2023 ^(b)	2,521	189
9.250% due 09/15/2027 ^(b)	7,540	607
9.250% due 05/07/2028 ^(b)	3,027	244
11.950% due 08/05/2031 ^(b)	6,580	530

		5,449

Total Venezuela (Cost $85,479)		7,206

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
5.500% due 03/12/2028	$1,333	1,323

Total Vietnam (Cost $1,251)		1,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.8%

CORPORATE BONDS & NOTES 0.8%

1MDB Global Investments Ltd.
4.400% due 03/09/2023		$13,800	$13,221

CLP Power Hong Kong Financing Ltd.
2.125% due 06/30/2030		5,300	4,304

Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		200	197

Studio City Finance Ltd.
5.000% due 01/15/2029		6,600	2,942

Total Virgin Islands (British) (Cost $25,795)			20,664

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bond
8.500% due 04/14/2024 ^(b)		$3,100	1,502
8.970% due 07/30/2027 ^(b)		2,700	1,292
12.000% due 03/22/2028	ZMW	20,000	772

Total Zambia (Cost $4,649)			3,566

SHORT-TERM INSTRUMENTS 11.1%

REPURCHASE AGREEMENTS (j) 2.9%
			76,244

ISRAEL TREASURY BILLS 4.9%
1.778% due 05/03/2023 - 08/02/2023 (d)(e)	ILS	466,400	128,134

JAPAN TREASURY BILLS 3.2%
(0.135)% due 11/07/2022 (d)(e)	JPY	12,000,000	82,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA TREASURY BILLS 0.0%
2.373% due 11/08/2022 (e)(f)	MYR	3,600	$774

U.S. TREASURY BILLS 0.1%
3.000% due 12/01/2022 (d)(e)(o)		$2,352	2,341

Total Short-Term Instruments (Cost $309,019)			290,419

Total Investments in Securities (Cost $3,628,969)			2,721,737

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III		1,320,041	12,816

Total Short-Term Instruments (Cost $12,817)			12,816

Total Investments in Affiliates (Cost $12,817)			12,816

Total Investments 104.4% (Cost $3,641,786)			$2,734,553

Financial Derivative Instruments (l)(n) 0.7% (Cost or Premiums, net $(12,757))			17,869

Other Assets and Liabilities, net (5.1)%			(133,890)

Net Assets 100.0%			$2,618,532

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$311	$311	0.01%
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00

		$311	$311	0.01%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	43

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(0.250)%	09/14/2022	TBD	(2)	EUR 15,051	Romanian Government International Bond 1.375% due 12/02/2029	$(13,244)	$14,751	$14,748
	0.050	05/06/2022	TBD	(2)	$ 1,275	Egypt Government International Bond 7.500% due 01/31/2027	(1,104)	1,275	1,275
	0.450	05/06/2022	TBD	(2)	1,093	Egypt Government International Bond 7.500% due 01/31/2027	(946)	1,093	1,095
DEU	3.000	09/22/2022	10/05/2022		17,456	U.S. Treasury Bonds 3.375% due 11/15/2048	(7,611)	17,456	17,472
						U.S. Treasury Notes 2.625% due 02/15/2029	(9,343)
FBF	0.500	09/23/2022	TBD	(2)	9,048	Egypt Government International Bond 7.500% due 01/31/2027	(8,199)	9,048	9,049
NOM	2.750	09/23/2022	10/11/2022		24,131	Petroleos Mexicanos 5.950% due 01/28/2031	(22,688)	24,131	24,150
RDR	2.850	09/28/2022	10/12/2022		8,490	Petroleos Mexicanos 5.950% due 01/28/2031	(8,250)	8,490	8,493

Total Repurchase Agreements							$(71,385)	$76,244	$76,282

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	3.060%	09/27/2022	10/04/2022		$	(9,368)	$(9,373)
BRC	(1.750)	06/10/2022	TBD	(4)		(1,037)	(1,035)
	(1.750)	08/25/2022	TBD	(4)		(207)	(207)
	(0.500)	05/19/2022	TBD	(4)		(4,006)	(3,993)
	(0.500)	05/25/2022	TBD	(4)		(3,006)	(2,997)
	(0.500)	05/27/2022	TBD	(4)		(5,061)	(5,036)
	0.500	09/28/2022	TBD	(4)		(2,828)	(2,829)
	0.750	05/31/2022	TBD	(4)		(1,938)	(1,928)
FBF	(3.000)	08/26/2022	TBD	(4)		(208)	(207)
	(1.000)	08/11/2022	TBD	(4)		(995)	(993)
	0.500	09/23/2022	TBD	(4)		(843)	(843)
IND	3.070	09/23/2022	10/07/2022			(7,665)	(7,672)
JPS	2.970	09/22/2022	10/06/2022			(17,093)	(17,109)
MEI	(1.750)	08/26/2022	10/07/2022			(341)	(340)
	0.000	09/21/2022	10/07/2022		EUR	(505)	(495)
NOM	2.950	09/23/2022	TBD	(4)	$	(414)	(414)

Total Reverse Repurchase Agreements							$(55,471)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(5)
UBS	2.860%	09/15/2022	10/06/2022	$(11,211)	$(11,227)

Total Sale-Buyback Transactions					$(11,227)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(6)
Egypt (0.4)%
Sovereign Issues (0.4)%
Egypt Government International Bond	7.500%	01/31/2027		$13,000	$(13,043)	$(10,535)

Mexico (1.3)%
Corporate Bonds & Notes (1.3)%
Petroleos Mexicanos	5.950%	01/28/2031		48,700	(47,762)	(33,494)

Romania (0.5)%
Sovereign Issues (0.5)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(13,261)

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(6)
United States (1.0)%
U.S. Treasury Obligations (1.0)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	$(4,573)	$(4,591)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(8,356)	(7,612)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,190)	(5,212)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,932)	(9,477)

Total United States				(28,051)	(26,892)

Total Short Sales (3.2)%				$(112,289)	$(84,182)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(5)	Payable for Short Sales(6)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(7)
Global/Master Repurchase Agreement
BOS	$0	$(9,373)	$0	$0	$(9,373)	$9,398	$25
BPS	17,118	0	0	0	17,118	(17,124)	(6)
BRC	0	(18,025)	0	0	(18,025)	17,568	(457)
DEU	17,472	0	0	0	17,472	(17,672)	(200)
FBF	9,049	(2,043)	0	0	7,006	(6,754)	252
IND	0	(7,672)	0	0	(7,672)	7,458	(214)
JPS	0	(17,109)	0	0	(17,109)	16,937	(172)
MEI	0	(835)	0	0	(835)	665	(170)
NOM	24,150	(414)	0	0	23,736	(23,769)	(33)
RDR	8,493	0	0	0	8,493	(8,590)	(97)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(7,612)	(7,612)	0	(7,612)
BOS	0	0	0	(5,212)	(5,212)	0	(5,212)
BRC	0	0	0	(33,494)	(33,494)	0	(33,494)
FBF	0	0	0	(3,285)	(3,285)	0	(3,285)
JML	0	0	0	6,507	6,507	0	6,507
MBC	0	0	0	(6,754)	(6,754)	0	(6,754)
MEI	0	0	0	(6,147)	(6,147)	0	(6,147)
SBI	0	0	0	(788)	(788)	0	(788)
SCX	0	0	0	(315)	(315)	0	(315)
TDL	0	0	0	(14,068)	(14,068)	0	(14,068)
UBS	0	0	(11,227)	0	(11,227)	11,464	237

Total Borrowings and Other Financing Transactions	$76,282	$(55,471)	$(11,227)	$(84,182)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,829)	$(2,829)
Sovereign Issues	0	(835)	0	(17,654)	(18,489)
U.S. Treasury Obligations	0	(34,153)	0	0	(34,153)

Total	$0	$(34,988)	$0	$(20,483)	$(55,471)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(11,227)	0	0	(11,227)

Total	$0	$(11,227)	$0	$0	$(11,227)

Total Borrowings	$0	$(46,215)	$0	$(20,483)	$(66,698)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(66,698)

(k)	Securities with an aggregate market value of $65,970 and cash of $10 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(28,481) at a weighted average interest rate of 0.111%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	45

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(6)	Payable for short sales includes $1,565 of accrued interest.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	4,693	$	525,909	$(26,404)	$0	$(1,833)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	418		57,266	(5,497)	0	(680)

					$(31,901)	$0	$(2,513)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2022	196	$	(23,003)	$562	$6	$(113)
Euro-Bund 10-Year Bond December Futures	12/2022	408		(55,377)	2,941	164	(396)
Euro-Buxl 30-Year Bond December Futures	12/2022	32		(4,599)	387	95	(35)
U.S. Treasury 2-Year Note December Futures	12/2022	153		(31,425)	535	23	0
U.S. Treasury 5-Year Note December Futures	12/2022	919		(98,800)	3,496	244	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	56		(6,635)	390	28	0

					$8,311	$560	$(544)

Total Futures Contracts					$(23,590)	$560	$(3,057)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2023	0.872%	$500	$0	$1	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172	400	0	(1)	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	1,300	(90)	96	6	0	0

						$(90)	$96	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$(3)	$(6)	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	5,888	(211)	(223)	(434)	93	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	2,300	(191)	(37)	(228)	0	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	14,400	(496)	(18)	(514)	47	0

					$(901)	$(281)	$(1,182)	$141	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$88,100	$(2,736)	$(970)	$(3,706)	$0	$(76)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024		84,300	3,476	1,691	5,167	92	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023	BRL	340,600	(233)	(3,076)	(3,309)	0	(3)
Pay	1-Year BRL-CDI	6.635	Maturity	01/02/2023		116,700	0	(1,008)	(1,008)	0	(1)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024		238,700	0	461	461	0	(33)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$85,030	(2,539)	2,722	183	0	(9)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,300	(2,779)	356	(2,423)	0	(75)

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	12/15/2028		$2,000	$13	$(281)	$(268)	$0	$(8)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,300	52	(577)	(525)	0	(13)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	20	80	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	25	161	8	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	1,069	1,069	0	(34)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	4,600	479	65	544	0	(8)
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	(1,510)	(1,510)	3	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025		193,600	0	(798)	(798)	2	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025		94,100	0	471	471	0	(1)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		370,700	0	1,790	1,790	0	(4)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		86,400	0	426	426	0	(1)

							$(4,071)	$876	$(3,195)	$110	$(266)

Total Swap Agreements							$(5,062)	$691	$(4,371)	$251	$(266)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$560	$251	$811	$0	$(3,057)	$(266)	$(3,323)

(m)

Securities with an aggregate market value of $4,792 and cash of $24,936 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	BRL	48,999		$9,483	$400	$0
	10/2022		$9,063	BRL	48,999	21	0
	01/2023	ZAR	29,124		$1,639	43	0
	02/2023	PEN	30,600		7,793	206	0
	03/2023	ZAR	41,587		2,355	89	0

BPS	10/2022	JPY	161,200		1,160	46	0
	10/2022		$14	COP	62,661	0	(1)
	10/2022		18,987	EUR	18,754	0	(607)
	10/2022		13,554	MXN	274,339	60	0
	10/2022		171	PLN	794	0	(11)
	12/2022	MXN	274,339		$13,345	0	(67)
	12/2022	TRY	33,828		1,458	0	(205)
	05/2023	ILS	13,437		4,168	341	0
	07/2023		58,410		18,307	1,605	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	47

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2022	MXN	279,629		$13,694	$0	$(183)
	11/2022	JPY	12,000,000		90,826	7,647	0

BSH	10/2022	BRL	18,400		3,210	0	(201)
	10/2022		$3,496	BRL	18,400	5	(90)
	04/2023	BRL	398,700		$73,434	2,361	0

CBK	10/2022		55,590		10,568	262	0
	10/2022	PEN	42,862		11,057	297	0
	10/2022		$10,790	BRL	55,590	1	(486)
	10/2022		12,470	PEN	48,489	0	(302)
	11/2022	PEN	10,935		$2,755	23	0
	12/2022		42,862		10,966	297	0
	12/2022		$2,128	PEN	8,924	95	0
	01/2023	BRL	54,060		$10,300	485	0
	01/2023	ZAR	92,733		5,293	220	0
	02/2023		$5,385	PEN	21,477	0	(58)
	03/2023	PEN	16,202		$4,144	137	0
	05/2023	ILS	61,527		19,218	1,694	0
	05/2023	PEN	6,048		1,530	40	0
	07/2023	ILS	154,409		48,194	4,040	0
	08/2023		171,337		53,095	4,026	0

DUB	12/2022	ZAR	44,877		2,856	392	0

GLM	10/2022	BRL	99,847		18,439	0	(71)
	10/2022	CNH	653		94	2	0
	10/2022	COP	62,662		14	1	0
	10/2022		$19,073	BRL	99,847	0	(563)
	10/2022		1,352	EUR	1,358	0	(21)
	10/2022		258	MXN	5,290	4	0
	10/2022		1,558	TRY	29,536	0	(10)
	10/2022	ZAR	210,070		$13,330	1,735	0
	12/2022		$13,164	PEN	52,412	0	(109)
	02/2023		14	COP	62,662	0	(1)

JPM	10/2022	BRL	34,618		$6,666	268	(19)
	10/2022		$6,403	BRL	34,618	15	0
	10/2022		204	HUF	85,426	0	(7)

MBC	10/2022	EUR	27,392		$26,905	278	(219)
	10/2022		$6,735	EUR	6,803	37	(105)
	11/2022	MYR	3,580		$808	41	0
	05/2023	CNH	205		30	2	0

MYI	10/2022	MXN	9,884		484	0	(5)
	10/2022		$181,392	EUR	188,010	2,867	0
	10/2022		13,816	GBP	12,763	435	0
	10/2022		272	ZAR	4,912	0	(1)
	11/2022	EUR	188,010		$181,764	0	(2,863)
	11/2022	GBP	12,763		13,824	0	(435)

SCX	11/2022	AED	39,662		10,799	1	0
	01/2023	ZMW	31,173		1,728	0	(199)

SOG	10/2022	EUR	185,875		187,052	4,885	0
	01/2023	ZAR	13,827		779	22	0

UAG	10/2022	GBP	12,763		14,850	599	0
	10/2022	TRY	182,727		10,833	1,258	0
	10/2022	ZAR	29,344		1,705	86	0
	03/2023		54,928		3,073	84	0

Total Forward Foreign Currency Contracts						$37,453	$(6,839)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2027	0.553%	$18,700	$(653)	$290	$0	$(363)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.786	600	(2)	(1)	0	(3)

JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.786	2,100	(3)	(7)	0	(10)

MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	7.644	100	17	5	22	0

							$(641)	$287	$22	$(376)

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	3.738%	$800	$(121)	$(18)	$0	$(139)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.897	300	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391	1,800	10	(36)	0	(26)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	21,200	(4)	(28)	0	(32)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	1,300	12	(25)	0	(13)
	Peru Government International Bond	1.000	Quarterly	12/20/2031	2.216	600	(25)	(27)	0	(52)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	7.675	4,100	(809)	(148)	0	(957)

BPS	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.964	3,000	6	(3)	3	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	1.545	2,500	(46)	(10)	0	(56)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	2,000	(5)	(3)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	4,000	5	(104)	0	(99)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	12,200	53	(178)	0	(125)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	7.675	300	(59)	(11)	0	(70)

BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	38.229	3,400	(480)	(645)	0	(1,125)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.675	900	(125)	(22)	0	(147)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.897	12,200	36	(11)	25	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391	12,500	122	(303)	0	(181)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	1.545	15,000	(286)	(51)	0	(337)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	7,000	52	(123)	0	(71)
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.527	2,000	16	(8)	8	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	11,200	121	5	126	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.375	3,876	42	11	53	0

CBK	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.964	300	1	(1)	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710	200	(2)	0	0	(2)
	Panama LA	1.000	Quarterly	06/20/2024	1.042	3,100	5	(6)	0	(1)
	Panama LA	1.000	Quarterly	12/20/2024	1.126	5,400	0	(12)	0	(12)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	7.675	1,900	(377)	(66)	0	(443)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.520	4,800	(35)	31	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	300	(13)	(10)	0	(23)
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	5.063	10,600	(470)	378	0	(92)

GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	38.229	1,500	(311)	(185)	0	(496)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	3.738	900	(136)	(20)	0	(156)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391	9,400	91	(227)	0	(136)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.420	800	(12)	8	0	(4)
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.547	8,000	115	43	158	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	1.574	60,100	(1,165)	(380)	0	(1,545)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	3,400	(143)	(1)	0	(144)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	15,400	94	(251)	0	(157)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	15,000	113	55	168	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.375	2,324	25	7	32	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	5.063	13,100	(591)	478	0	(113)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	7.675	5,600	(1,093)	(214)	0	(1,307)

HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	300	(5)	5	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	900	10	0	10	0

JPM	Chile Government International Bond	1.000	Quarterly	06/20/2027	1.545	7,500	(133)	(36)	0	(169)
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	6.766	5,600	(133)	(89)	0	(222)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	21,900	283	(37)	246	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941	5,200	(84)	28	0	(56)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.200	6,200	(217)	131	0	(86)

MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	38.229	1,900	(377)	(252)	0	(629)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.675	1,800	(251)	(43)	0	(294)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.964	2,700	7	(4)	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391	6,600	38	(134)	0	(96)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	1,300	(1)	(1)	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	3,500	(13)	0	0	(13)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	2,400	(83)	2	0	(81)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	2,800	(97)	(22)	0	(119)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	13,000	23	(156)	0	(133)
	Qatar Government International Bond	1.000	Quarterly	06/20/2027	0.563	8,000	119	34	153	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	11,100	60	64	124	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	4,700	(210)	(143)	0	(353)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	49

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	Turkey Government International Bond	1.000%	Quarterly	06/20/2027	7.675%	$2,700	$(534)	$(96)	$0	$(630)

MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	1,200	10	(22)	0	(12)

							$(6,977)	$(2,881)	$1,110	$(10,968)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	1,000	$(77)	$56	$0	$(21)

Total Swap Agreements							$(7,695)	$(2,538)	$1,132	$(11,365)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$759	$0	$1	$760	$0	$0	$(1,240)	$(1,240)	$(480)	$547	$67
BPS	2,052	0	3	2,055	(891)	0	(358)	(1,249)	806	(660)	146
BRC	7,647	0	212	7,859	(183)	0	(1,861)	(2,044)	5,815	(5,720)	95
BSH	2,366	0	0	2,366	(291)	0	0	(291)	2,075	0	2,075
BSS	0	0	0	0	0	0	0	0	0	(2,080)	(2,080)
CBK	11,617	0	0	11,617	(846)	0	(458)	(1,304)	10,313	(9,770)	543
DUB	392	0	0	392	0	0	(119)	(119)	273	0	273
GLM	1,742	0	0	1,742	(775)	0	0	(775)	967	(1,140)	(173)
GST	0	0	358	358	0	0	(4,421)	(4,421)	(4,063)	4,285	222
HUS	0	0	10	10	0	0	(3)	(3)	7	(10)	(3)
JPM	283	0	246	529	(26)	0	(543)	(569)	(40)	0	(40)
MBC	358	0	0	358	(324)	0	0	(324)	34	(300)	(266)
MYC	0	0	302	302	0	0	(2,350)	(2,350)	(2,048)	2,201	153
MYI	3,302	0	0	3,302	(3,304)	0	(12)	(3,316)	(14)	4	(10)
SCX	1	0	0	1	(199)	0	0	(199)	(198)	0	(198)
SOG	4,907	0	0	4,907	0	0	0	0	4,907	(5,060)	(153)
UAG	2,027	0	0	2,027	0	0	0	0	2,027	(2,120)	(93)

Total Over the Counter	$37,453	$0	$1,132	$38,585	$(6,839)	$0	$(11,365)	$(18,204)

(o)

Securities with an aggregate market value of $7,037 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$560	$560
Swap Agreements	0	141	0	0	110	251

	$0	$141	$0	$0	$670	$811

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,453	$0	$37,453
Swap Agreements	0	1,132	0	0	0	1,132

	$0	$1,132	$0	$37,453	$0	$38,585

	$0	$1,273	$0	$37,453	$670	$39,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,057	$3,057
Swap Agreements	0	0	0	0	266	266

	$0	$0	$0	$0	$3,323	$3,323

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,839	$0	$6,839
Swap Agreements	0	11,365	0	0	0	11,365

	$0	$11,365	$0	$6,839	$0	$18,204

	$0	$11,365	$0	$6,839	$3,323	$21,527

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(25,136)	$(25,136)
Swap Agreements	0	(636)	0	0	1,251	615

	$0	$(636)	$0	$0	$(23,885)	$(24,521)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33,294	$0	$33,294
Swap Agreements	0	(21)	0	0	0	(21)

	$0	$(21)	$0	$33,294	$0	$33,273

	$0	$(657)	$0	$33,294	$(23,885)	$8,752

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(19,025)	$(19,025)
Swap Agreements	0	67	0	0	(411)	(344)

	$0	$67	$0	$0	$(19,436)	$(19,369)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,616	$0	$26,616
Swap Agreements	0	(2,716)	0	0	0	(2,716)

	$0	$(2,716)	$0	$26,616	$0	$23,900

	$0	$(2,649)	$0	$26,616	$(19,436)	$4,531

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	51

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$9,128	$0	$9,128
Argentina
Sovereign Issues	0	41,906	0	41,906
Armenia
Sovereign Issues	0	3,746	0	3,746
Austria
Corporate Bonds & Notes	0	1,361	0	1,361
Azerbaijan
Corporate Bonds & Notes	0	27,592	0	27,592
Sovereign Issues	0	4,517	0	4,517
Bahamas
Sovereign Issues	0	6,092	0	6,092
Bahrain
Sovereign Issues	0	11,966	0	11,966
Belarus
Sovereign Issues	0	651	0	651
Benin
Sovereign Issues	0	5,709	0	5,709
Brazil
Corporate Bonds & Notes	0	61,093	11,173	72,266
Sovereign Issues	0	88,763	0	88,763
Cameroon
Sovereign Issues	0	8,705	0	8,705
Cayman Islands
Corporate Bonds & Notes	0	48,044	0	48,044
Chile
Corporate Bonds & Notes	0	33,150	0	33,150
Sovereign Issues	0	31,887	0	31,887
China
Corporate Bonds & Notes	0	662	0	662
Colombia
Corporate Bonds & Notes	0	15,532	0	15,532
Sovereign Issues	0	66,606	0	66,606
Costa Rica
Sovereign Issues	0	7,299	0	7,299
Dominican Republic
Sovereign Issues	0	54,556	0	54,556
Ecuador
Sovereign Issues	0	22,246	0	22,246
Egypt
Sovereign Issues	0	62,414	0	62,414
El Salvador
Sovereign Issues	0	5,502	0	5,502
Ethiopia
Sovereign Issues	0	1,022	0	1,022
France
Corporate Bonds & Notes	0	3,053	0	3,053
Georgia
Corporate Bonds & Notes	0	158	0	158
Germany
Corporate Bonds & Notes	0	11,156	0	11,156
Ghana
Sovereign Issues	0	24,647	0	24,647
Guatemala
Sovereign Issues	0	22,904	0	22,904
Hong Kong
Corporate Bonds & Notes	0	18,582	0	18,582
Sovereign Issues	0	2,792	0	2,792
Hungary
Sovereign Issues	0	18,949	0	18,949
India
Corporate Bonds & Notes	0	22,238	0	22,238
Sovereign Issues	0	9,084	0	9,084

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Indonesia
Corporate Bonds & Notes	$0	$91,911	$0	$91,911
Sovereign Issues	0	35,487	0	35,487
Ireland
Corporate Bonds & Notes	0	11,619	0	11,619
Israel
Corporate Bonds & Notes	0	31,332	0	31,332
Ivory Coast
Loan Participations and Assignments	0	0	1,723	1,723
Sovereign Issues	0	27,384	0	27,384
Jamaica
Corporate Bonds & Notes	0	1,526	0	1,526
Jersey, Channel Islands
Corporate Bonds & Notes	0	12,061	0	12,061
Jordan
Sovereign Issues	0	17,371	0	17,371
Kazakhstan
Corporate Bonds & Notes	0	31,891	0	31,891
Sovereign Issues	0	2,400	0	2,400
Kenya
Sovereign Issues	0	3,904	0	3,904
Lebanon
Sovereign Issues	0	503	0	503
Luxembourg
Corporate Bonds & Notes	0	19,391	3,079	22,470
Malaysia
Corporate Bonds & Notes	0	11,111	0	11,111
Marshall Islands
Corporate Bonds & Notes	0	339	0	339
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	146,541	0	146,541
Sovereign Issues	0	46,173	0	46,173
Mongolia
Sovereign Issues	0	7,003	0	7,003
Morocco
Corporate Bonds & Notes	0	7,457	0	7,457
Sovereign Issues	0	38,884	0	38,884
Namibia
Sovereign Issues	0	1,701	0	1,701
Netherlands
Corporate Bonds & Notes	0	26,040	0	26,040
Nigeria
Corporate Bonds & Notes	0	8,248	0	8,248
Sovereign Issues	0	51,294	0	51,294
Oman
Sovereign Issues	0	50,304	0	50,304
Pakistan
Corporate Bonds & Notes	0	1,286	0	1,286
Sovereign Issues	0	8,331	0	8,331
Panama
Corporate Bonds & Notes	0	14,097	0	14,097
Sovereign Issues	0	32,265	0	32,265
Paraguay
Sovereign Issues	0	6,634	0	6,634
Peru
Corporate Bonds & Notes	0	21,212	0	21,212
Sovereign Issues	0	13,709	0	13,709
Philippines
Corporate Bonds & Notes	0	4,225	0	4,225
Sovereign Issues	0	14,196	0	14,196
Qatar
Corporate Bonds & Notes	0	13,859	0	13,859
Sovereign Issues	0	15,409	0	15,409
Romania
Sovereign Issues	0	56,275	0	56,275

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Russia
Corporate Bonds & Notes	$0	$1,200	$0	$1,200
Sovereign Issues	0	13,741	0	13,741
Rwanda
Sovereign Issues	0	1,682	0	1,682
Saudi Arabia
Corporate Bonds & Notes	0	28,642	0	28,642
Sovereign Issues	0	63,776	0	63,776
Senegal
Sovereign Issues	0	4,973	0	4,973
Serbia
Sovereign Issues	0	17,115	0	17,115
Singapore
Corporate Bonds & Notes	0	2,652	0	2,652
South Africa
Corporate Bonds & Notes	0	68,667	21,493	90,160
Loan Participations and Assignments	0	0	9,810	9,810
Sovereign Issues	0	22,022	0	22,022
South Korea
Corporate Bonds & Notes	0	11,934	0	11,934
Spain
Corporate Bonds & Notes	0	12,233	0	12,233
Sri Lanka
Sovereign Issues	0	10,563	0	10,563
Supranational
Corporate Bonds & Notes	0	6,946	0	6,946
Switzerland
Corporate Bonds & Notes	0	16,809	0	16,809
Tanzania
Loan Participations and Assignments	0	9,327	0	9,327
Thailand
Corporate Bonds & Notes	0	9,447	0	9,447
Tunisia
Sovereign Issues	0	1,703	0	1,703
Turkey
Corporate Bonds & Notes	0	4,415	0	4,415
Loan Participations and Assignments	0	13,197	0	13,197
Sovereign Issues	0	88,130	0	88,130
Ukraine
Corporate Bonds & Notes	0	1,348	0	1,348
Sovereign Issues	0	17,805	0	17,805
United Arab Emirates
Corporate Bonds & Notes	0	27,501	0	27,501
Loan Participations and Assignments	0	0	10,875	10,875
Sovereign Issues	0	11,209	0	11,209
United Kingdom
Corporate Bonds & Notes	0	26,333	0	26,333
United States
Asset-Backed Securities	0	16,537	0	16,537
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	23,155	0	23,155
Loan Participations and Assignments	0	0	5,657	5,657
Non-Agency Mortgage-Backed Securities	0	13,443	0	13,443
U.S. Government Agencies	0	12,484	0	12,484
U.S. Treasury Obligations	0	132,834	0	132,834
Uruguay
Sovereign Issues	0	1,323	0	1,323

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Uzbekistan
Sovereign Issues	$0	$4,205	$0	$4,205
Venezuela
Corporate Bonds & Notes	0	1,757	0	1,757
Sovereign Issues	0	5,449	0	5,449
Vietnam
Sovereign Issues	0	1,323	0	1,323
Virgin Islands (British)
Corporate Bonds & Notes	0	20,664	0	20,664
Zambia
Sovereign Issues	0	3,566	0	3,566
Short-Term Instruments
Repurchase Agreements	0	76,244	0	76,244
Israel Treasury Bills	0	128,134	0	128,134
Japan Treasury Bills	0	82,926	0	82,926
Malaysia Treasury Bills	0	774	0	774
U.S. Treasury Bills	0	2,341	0	2,341

	$2	$2,657,614	$64,121	$2,721,737

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,816	$0	$0	$12,816

Total Investments	$12,818	$2,657,614	$64,121	$2,734,553

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	$0	$(10,535)	$0	$(10,535)
Mexico
Corporate Bonds & Notes	0	(33,494)	0	(33,494)
Romania
Sovereign Issues	0	(13,261)	0	(13,261)
United States
U.S. Treasury Obligations	0	(26,892)	0	(26,892)

	$0	$(84,182)	$0	$(84,182)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	265	546	0	811
Over the counter	0	38,585	0	38,585

	$265	$39,131	$0	$39,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(544)	(2,779)	0	(3,323)
Over the counter	0	(18,183)	(21)	(18,204)

	$(544)	$(20,962)	$(21)	$(21,527)

Total Financial Derivative Instruments	$(279)	$18,169	$(21)	$17,869

Totals	$12,539	$2,591,601	$64,100	$2,668,240

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$13,991	$3,722	$0	$90	$0	$(6,630)	$0	$0	$11,173	$(6,630)
Ivory Coast
Loan Participations and Assignments	2,327	0	(211)	0	(38)	(355)	0	0	1,723	(371)
Jersey, Channel Islands

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	53

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Corporate Bonds & Notes	$13,838	$0	$0	$15	$0	$(1,792)	$0	$(12,061)	$0	$0
Luxembourg
Corporate Bonds & Notes	0	2,883	0	41	0	155	0	0	3,079	155
South Africa
Corporate Bonds & Notes	27,232	0	0	0	0	(5,739)	0	0	21,493	(5,738)
Loan Participations and Assignments	9,648	0	0	238	0	(76)	0	0	9,810	196
Tanzania
Loan Participations and Assignments	901	0	(914)	0	0	13	0	0	0	0
United Arab Emirates
Loan Participations and Assignments	0	10,907	0	(7)	0	(25)	0	0	10,875	(25)
United States
Common Stocks	0	311	0	0	0	0	0	0	311	0
Loan Participations and Assignments	6,263	0	(310)	1	0	(297)	0	0	5,657	(310)
Non-Agency Mortgage-Backed Securities	900	0	(900)	0	0	0	0	0	0	0

	$75,100	$17,823	$(2,335)	$378	$(38)	$(14,746)	$0	$(12,061)	$64,121	$(12,723)

Financial Derivative Instruments - Assets
Over the counter	$2,924	$0	$0	$0	$0	$(2,924)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(81)	$0	$8	$0	$0	$52	$0	$0	$(21)	$2

Totals	$77,943	$17,823	$(2,327)	$378	$(38)	$(17,618)	$0	$(12,061)	$64,100	$(12,721)

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$11,173	Reference Instrument	Weighted Average	BRL 37.290	—
Ivory Coast
Loan Participations and Assignments	1,723	Indicative Market Quotation	Price	7.510	—
Luxembourg
Corporate Bonds & Notes	3,079	Discounted Cash Flow	Discount Rate	13.880	—
South Africa
Corporate Bonds & Notes	21,493	Reference Instrument	Yield	10.296	—
Loan Participations and Assignments	9,810	Discounted Cash Flow	Discount Rate	4.193	—
United Arab Emirates
Loan Participations and Assignments	10,875	Third Party Vendor	Broker Quote	101.750	—
United States
Common Stocks	311	Recent Transaction	Price	$ 0.108	—
Loan Participations and Assignments	5,657	Indicative Market Quotation	Discount Rate	5.480	—

Financial Derivative Instruments - Liabilities
Over the counter	(21)	Indicative Market Quotation	Broker Quote	(2.142)	—

Total	$64,100

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.5%

ARGENTINA 0.3%

CORPORATE BONDS & NOTES 0.3%

MSU Energy SA
6.875% due 02/01/2025		$300	$195

YPF SA
6.950% due 07/21/2027		200	117

			312

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		6	1
1.500% due 07/09/2035 þ		3	1

			2

Total Argentina (Cost $404)			314

AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Sappi Papier Holding GmbH
7.500% due 06/15/2032		$200	191

Total Austria (Cost $186)			191

AZERBAIJAN 0.4%

CORPORATE BONDS & NOTES 0.4%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$434	429

Total Azerbaijan (Cost $478)			429

BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%

Geopark Ltd.
5.500% due 01/17/2027		$500	391

Total Bermuda (Cost $498)			391

BRAZIL 3.7%

CORPORATE BONDS & NOTES 2.8%

Banco BTG Pactual SA
4.500% due 01/10/2025		$300	285

Braskem Netherlands Finance BV
4.500% due 01/10/2028		600	509

BRF SA
4.875% due 01/24/2030		200	158

CSN Inova Ventures
6.750% due 01/28/2028		500	434

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (e)(g)		1,122	2

Suzano Austria GmbH
7.000% due 03/16/2047		300	274

Vale Overseas Ltd.
3.750% due 07/08/2030		300	244
6.875% due 11/21/2036		400	380

Vale SA
0.000% due 12/29/2049 «~(g)	BRL	5,700	377

			2,663

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (e)		4,800	835

		SHARES
WARRANTS 0.0%

OAS SA - Exp. 01/21/2039 «(i)		131,712	0

Total Brazil (Cost $4,179)			3,498

	SHARES	MARKET VALUE (000S)
CANADA 1.0%

COMMON STOCKS 0.1%

Frontera Energy Corp. (c)	16,190	$118

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.9%

Canacol Energy Ltd.
5.750% due 11/24/2028	$400	303

First Quantum Minerals Ltd.
6.875% due 10/15/2027	600	542

		845

Total Canada (Cost $2,386)		963

CAYMAN ISLANDS 12.9%

CORPORATE BONDS & NOTES 12.9%

Arabian Centres Sukuk Ltd.
5.375% due 11/26/2024	$400	380

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	500	419

Country Garden Holdings Co. Ltd.
7.250% due 04/08/2026	300	112

Emaar Sukuk Ltd.
3.875% due 09/17/2029	500	462

EMG SUKUK Ltd.
4.564% due 06/18/2024	300	293

Fab Sukuk Co. Ltd.
2.500% due 01/21/2025	1,100	1,048

Goodman HK Finance
3.000% due 07/22/2030	400	331

Health & Happiness H&H International Holdings Ltd.
5.625% due 10/24/2024	600	483

IHS Holding Ltd.
5.625% due 11/29/2026	500	398

IIRSA Norte Finance Ltd.
8.750% due 05/30/2024	17	18

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)	400	44
9.750% due 09/28/2023 ^(b)	1,000	110

MAF Sukuk Ltd.
4.638% due 05/14/2029	500	479

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	600	366
5.625% due 07/17/2027	300	204
5.750% due 07/21/2028	300	193

MGM China Holdings Ltd.
5.250% due 06/18/2025	200	168
5.375% due 05/15/2024	500	439

New Metro Global Ltd.
6.800% due 08/05/2023	600	396

Odebrecht Holdco Finance Ltd.
0.000% due 09/10/2058 (e)	2,121	10

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	70	69

OEC Finance Ltd. (4.375% PIK)
4.375% due 10/25/2029 (a)	167	6

OEC Finance Ltd. (5.250% PIK)
5.250% due 12/27/2033 (a)	1,132	40

OEC Finance Ltd. (7.125% PIK)
7.125% due 12/26/2046 (a)	660	23

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025	800	109

QNB Finance Ltd.
2.625% due 05/12/2025	400	376
2.750% due 02/12/2027	600	544
3.500% due 03/28/2024	600	584

SA Global Sukuk Ltd.
2.694% due 06/17/2031	600	507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sands China Ltd.
3.750% due 08/08/2031	$400	$287
4.875% due 06/18/2030	600	470
5.625% due 08/08/2025	600	544

SNB Funding Ltd.
2.750% due 10/02/2024	400	381
2.900% due 01/29/2027	400	367

SPARC EM SPC Panama Metro Line SP
0.000% due 12/05/2022 (e)	186	184

Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(b)	900	127

Wynn Macau Ltd.
4.875% due 10/01/2024	600	483
5.500% due 01/15/2026	300	228

Xiaomi Best Time International Ltd.
2.875% due 07/14/2031	600	420

Zhongsheng Group Holdings Ltd.
3.000% due 01/13/2026	400	356

Total Cayman Islands (Cost $19,099)		12,458

CHILE 3.0%

CORPORATE BONDS & NOTES 3.0%

Alfa Desarrollo SpA
4.550% due 09/27/2051	$598	396

Banco de Chile
2.990% due 12/09/2031	800	622

Banco de Credito e Inversiones SA
3.500% due 10/12/2027	700	634

Banco Santander Chile
2.700% due 01/10/2025	800	748

Celulosa Arauco y Constitucion SA
5.500% due 04/30/2049	300	220

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	73	67

Inversiones CMPC SA
3.000% due 04/06/2031	300	224

Total Chile (Cost $3,421)		2,911

CHINA 0.6%

CORPORATE BONDS & NOTES 0.6%

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)	$400	21

Yunda Holding Investment Ltd.
2.250% due 08/19/2025	600	533

Total China (Cost $1,007)		554

COLOMBIA 1.9%

CORPORATE BONDS & NOTES 1.9%

Banco Davivienda SA
6.650% due 04/22/2031 •(g)(h)	$500	367

Ecopetrol SA
4.625% due 11/02/2031	500	351
5.875% due 05/28/2045	700	425
6.875% due 04/29/2030	850	716

Total Colombia (Cost $2,833)		1,859

GUATEMALA 0.7%

CORPORATE BONDS & NOTES 0.7%

CT Trust
5.125% due 02/03/2032	$600	453

Industrial Senior Trust
5.500% due 11/01/2022	200	200

Total Guatemala (Cost $787)		653

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 2.2%

CORPORATE BONDS & NOTES 2.2%

AIA Group Ltd.
3.600% due 04/09/2029		$800	$732

Fortune Star BVI Ltd.
4.350% due 05/06/2023	EUR	600	375

Huarong Finance Co. Ltd.
5.500% due 01/16/2025		$500	451

MTR Corp. Ltd.
1.625% due 08/19/2030		400	321

Yanlord Land HK Co. Ltd.
5.125% due 05/20/2026		400	281

Total Hong Kong (Cost $2,751)			2,160

INDIA 4.0%

CORPORATE BONDS & NOTES 4.0%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$300	227

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		175	143

Bharti Airtel Ltd.
4.375% due 06/10/2025		500	483

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032		600	492

JSW Steel Ltd.
5.050% due 04/05/2032		400	285

Muthoot Finance Ltd.
4.400% due 09/02/2023		200	195
6.125% due 10/31/2022		300	299

ONGC Videsh Vankorneft Pte. Ltd.
3.750% due 07/27/2026		500	468

Periama Holdings LLC
5.950% due 04/19/2026		200	174

Reliance Industries Ltd.
2.875% due 01/12/2032		600	471

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		200	180

Shriram Transport Finance Co. Ltd.
4.150% due 07/18/2025		234	208

State Bank of India
1.800% due 07/13/2026		300	264

Total India (Cost $4,438)			3,889

INDONESIA 4.3%

CORPORATE BONDS & NOTES 4.3%

Bank Mandiri Persero Tbk PT
4.750% due 05/13/2025		$400	394

Bank Negara Indonesia Persero Tbk PT
3.750% due 03/30/2026 (h)		800	712

Bank Rakyat Indonesia Persero Tbk PT
3.950% due 03/28/2024		600	591

Cikarang Listrindo Tbk PT
4.950% due 09/14/2026		300	273

Freeport Indonesia PT
4.763% due 04/14/2027		600	543

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039		341	275

Medco Oak Tree Pte. Ltd.
7.375% due 05/14/2026		400	349

Pertamina Persero PT
5.625% due 05/20/2043		400	339

Perusahaan Gas Negara Tbk PT
5.125% due 05/16/2024		200	197

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.375% due 02/05/2030		600	484

Total Indonesia (Cost $4,777)			4,157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^(b)(h)		$900	$82

Novolipetsk Steel Via Steel Funding DAC
1.450% due 06/02/2026	EUR	300	184

Sovcombank Via SovCom Capital DAC
3.400% due 01/26/2025 ^(b)		$800	52

Total Ireland (Cost $2,058)			318

ISRAEL 5.4%

CORPORATE BONDS & NOTES 5.4%

Bank Hapoalim BM
3.255% due 01/21/2032 •(h)		$700	585

Bank Leumi Le-Israel BM
3.275% due 01/29/2031 •(h)		969	826

Energean Israel Finance Ltd.
4.500% due 03/30/2024		300	283
4.875% due 03/30/2026		200	177
5.375% due 03/30/2028		200	171

ICL Group Ltd.
6.375% due 05/31/2038		300	288

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		800	691
4.250% due 08/14/2028		1,000	930

Leviathan Bond Ltd.
6.125% due 06/30/2025		300	283
6.500% due 06/30/2027		500	461

Mizrahi Tefahot Bank Ltd.
3.077% due 04/07/2031 •(h)		600	506

Total Israel (Cost $6,061)			5,201

JERSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	200	184
5.823% due 01/28/2029 •		200	181

Total Jersey, Channel Islands (Cost $447)			365

KAZAKHSTAN 0.5%

CORPORATE BONDS & NOTES 0.5%

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		$700	499

Total Kazakhstan (Cost $694)			499

LUXEMBOURG 1.6%

CORPORATE BONDS & NOTES 1.6%

Andrade Gutierrez International SA
11.000% due 05/20/2049 «		$1	0

Guara Norte SARL
5.198% due 06/15/2034		562	448

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		200	181

Sberbank of Russia Via SB Capital SA
5.250% due 05/23/2023 ^(b)(h)		900	122

Severstal OAO Via Steel Capital SA
3.150% due 09/16/2024 ^(b)		700	206

Unigel Luxembourg SA
8.750% due 10/01/2026		600	572

Total Luxembourg (Cost $3,003)			1,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Misc Capital Two Labuan Ltd.
3.625% due 04/06/2025		$500	$478

Total Malaysia (Cost $491)			478

MAURITIUS 1.8%

CORPORATE BONDS & NOTES 1.8%

Greenko Dutch BV
3.850% due 03/29/2026		$478	388

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		400	358

India Green Energy Holdings
5.375% due 04/29/2024		800	751

MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		300	288

Total Mauritius (Cost $1,989)			1,785

		SHARES
MEXICO 4.4%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(c)		172,487	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.4%

America Movil SAB de CV
5.375% due 04/04/2032		$300	259

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		700	652

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(g)(h)		200	164

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025		900	877

Cibanco SA Ibm
4.962% due 07/18/2029		500	420

Fomento Economico Mexicano SAB de CV
1.000% due 05/28/2033	EUR	200	132
4.375% due 05/10/2043		$300	242

Grupo Bimbo SAB de CV
4.000% due 09/06/2049		300	223

Industrias Penoles SAB de CV
4.750% due 08/06/2050		500	357

Metalsa SA de CV
3.750% due 05/04/2031		500	334

Petroleos Mexicanos
5.950% due 01/28/2031		100	68
6.500% due 06/02/2041		300	174
6.750% due 09/21/2047		300	168

Trust Fibra Uno
6.390% due 01/15/2050		300	210

			4,280

Total Mexico (Cost $6,689)			4,280

MOROCCO 0.8%

CORPORATE BONDS & NOTES 0.8%

OCP SA
5.125% due 06/23/2051		$600	384
6.875% due 04/25/2044		500	411

Total Morocco (Cost $1,209)			795

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	57

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTINATIONAL 1.0%

CORPORATE BONDS & NOTES 1.0%

ATP Tower Holdings LLC
4.050% due 04/27/2026		$400	$318

Digicel International Finance Ltd.
8.750% due 05/25/2024		194	178

GEMS MENASA Cayman Ltd.
7.125% due 07/31/2026		500	470

Total Multinational (Cost $1,067)			966

NETHERLANDS 3.5%

CORPORATE BONDS & NOTES 3.5%

DTEK Finance PLC (3.500% Cash and 4.000% PIK)
7.500% due 12/31/2027 (a)		$582	130

IHS Netherlands Holdco BV
8.000% due 09/18/2027		400	337

Metinvest BV
5.625% due 06/17/2025	EUR	400	182
8.500% due 04/23/2026		$500	233

NE Property BV
1.875% due 10/09/2026	EUR	500	403

NGD Holdings BV
6.750% due 12/31/2026		$221	93

Prosus NV
2.031% due 08/03/2032	EUR	200	127
3.061% due 07/13/2031		$300	206
3.257% due 01/19/2027		300	252
3.832% due 02/08/2051		200	111
4.987% due 01/19/2052		300	195

Teva Pharmaceutical Finance Netherlands BV
3.750% due 05/09/2027	EUR	1,400	1,160

Total Netherlands (Cost $5,420)			3,429

NIGERIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Access Bank PLC
6.125% due 09/21/2026		$300	228

SEPLAT Energy PLC
7.750% due 04/01/2026		300	247

Total Nigeria (Cost $610)			475

OMAN 0.2%

SOVEREIGN ISSUES 0.2%

Oman Government International Bond
6.250% due 01/25/2031		$200	187

Total Oman (Cost $200)			187

PERU 2.0%

CORPORATE BONDS & NOTES 2.0%

Banco de Credito del Peru SA
2.700% due 01/11/2025		$600	559

Banco Internacional del Peru SAA Interbank
3.250% due 10/04/2026		600	544

InRetail Consumer
3.250% due 03/22/2028		600	500

Peru LNG SRL
5.375% due 03/22/2030		400	316

Total Peru (Cost $2,223)			1,919

QATAR 0.8%

CORPORATE BONDS & NOTES 0.8%

Nakilat, Inc.
6.067% due 12/31/2033		$276	277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		$453	$462

Total Qatar (Cost $810)			739

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^(b)		$800	100

Total Russia (Cost $811)			100

SAUDI ARABIA 1.5%

CORPORATE BONDS & NOTES 1.5%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$700	567
4.250% due 04/16/2039		1,000	859

Total Saudi Arabia (Cost $1,688)			1,426

SINGAPORE 1.6%

CORPORATE BONDS & NOTES 1.6%

ABJA Investment Co. Pte. Ltd.
5.450% due 01/24/2028		$700	652

BOC Aviation Ltd.
1.750% due 01/21/2026		600	536

Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024 (h)		400	395

Total Singapore (Cost $1,671)			1,583

		SHARES
SOUTH AFRICA 4.8%

COMMON STOCKS 0.3%

Petra Diamonds Ltd. (c)		218,666	261

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.7%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	325
6.500% due 04/15/2040		400	351

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	18,200	979

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		$600	598

Sasol Financing USA LLC
5.875% due 03/27/2024		600	583
6.500% due 09/27/2028		800	722

			3,558

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Sasol Ltd.
4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		729	727

Total South Africa (Cost $5,062)			4,546

SOUTH KOREA 4.7%

CORPORATE BONDS & NOTES 4.1%

Hana Bank
3.250% due 03/30/2027		$400	372

Kookmin Bank
2.500% due 11/04/2030 (h)		700	560

LG Chem Ltd.
3.625% due 04/15/2029		700	633

Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (h)		500	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shinhan Card Co. Ltd.
2.500% due 01/27/2027		$600	$527

Shinhan Financial Group Co. Ltd.
1.350% due 01/10/2026		800	711

Woori Bank
4.750% due 04/30/2024 (h)		400	396
5.125% due 08/06/2028 (h)		300	291

			3,963

SOVEREIGN ISSUES 0.6%

Korea Hydro & Nuclear Power Co. Ltd.
4.250% due 07/27/2027		600	579

Total South Korea (Cost $4,891)			4,542

THAILAND 1.0%

CORPORATE BONDS & NOTES 1.0%

Bangkok Bank PCL
4.300% due 06/15/2027		$700	673

Kasikornbank PCL
3.343% due 10/02/2031 •(h)		300	262

Total Thailand (Cost $974)			935

TURKEY 1.5%

CORPORATE BONDS & NOTES 1.0%

QNB Finansbank AS
6.875% due 09/07/2024		$500	498

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		526	452

			950

SOVEREIGN ISSUES 0.5%

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		500	489

Total Turkey (Cost $1,464)			1,439

UKRAINE 0.2%

CORPORATE BONDS & NOTES 0.1%

VF Ukraine PAT via VFU Funding PLC
6.200% due 02/11/2025		$200	113

SOVEREIGN ISSUES 0.1%

Ukraine Government International Bond
4.375% due 01/27/2032 ^(b)	EUR	200	38
7.750% due 09/01/2026 ^(b)		$200	41

			79

Total Ukraine (Cost $565)			192

UNITED ARAB EMIRATES 2.5%

CORPORATE BONDS & NOTES 2.5%

Abu Dhabi National Energy Co. PJSC
2.000% due 04/29/2028		$600	510

Kuwait Projects Co. SPC Ltd.
0.000% due 02/23/2027		500	414

NBK SPC Ltd.
1.625% due 09/15/2027 •		1,450	1,248

Oztel Holdings SPC Ltd.
6.625% due 04/24/2028		300	292

Total United Arab Emirates (Cost $2,715)			2,464

UNITED KINGDOM 1.5%

CORPORATE BONDS & NOTES 1.5%

Antofagasta PLC
2.375% due 10/14/2030		$200	150
5.625% due 05/13/2032		300	277

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresnillo PLC
4.250% due 10/02/2050		$500	$345

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	98
3.000% due 06/29/2027		$300	148

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	192

Tullow Oil PLC
10.250% due 05/15/2026		283	240

Total United Kingdom (Cost $2,005)			1,450

UNITED STATES 7.9%

ASSET-BACKED SECURITIES 0.9%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		$239	129

Countrywide Asset-Backed Certificates Trust
3.304% due 09/25/2037 ^•		20	21

JP Morgan Mortgage Acquisition Corp.
4.059% due 12/25/2035 ~		700	647

NovaStar Mortgage Funding Trust
3.284% due 09/25/2037 ~		103	99

			896

CORPORATE BONDS & NOTES 4.2%

BOC Aviation USA Corp.
1.625% due 04/29/2024		300	283

Hikma Finance USA LLC
3.250% due 07/09/2025		700	653

Invepar Holdings LLC
1.000% due 12/31/2049 «(i)		158	0

Kosmos Energy Ltd.
7.125% due 04/04/2026		700	575

Rio Oil Finance Trust
8.200% due 04/06/2028		1,092	1,096
9.750% due 01/06/2027		774	802

Stillwater Mining Co.
4.000% due 11/16/2026		800	664

			4,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.314% due 10/25/2035 •		$306	$284

Citigroup Mortgage Loan Trust
3.751% due 08/25/2036 ~		191	170

			454

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Bonds
1.375% due 11/15/2040		900	582

U.S. Treasury Notes
2.125% due 12/31/2022		1,600	1,595

			2,177

Total United States (Cost $8,332)			7,600

VIRGIN ISLANDS (BRITISH) 1.6%

CORPORATE BONDS & NOTES 1.6%

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029		$500	470

NWD MTN Ltd.
4.375% due 11/30/2022		200	200

OAS Restructuring Ltd.
5.000% due 03/31/2035 «(i)	BRL	356	3

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		$494	450

Studio City Co. Ltd.
7.000% due 02/15/2027		300	251

Studio City Finance Ltd.
5.000% due 01/15/2029		400	178

Total Virgin Islands (British) (Cost $1,989)			1,552

SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS (j) 0.4%
			396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL TREASURY BILLS 0.5%
1.734% due 07/05/2023 (e)(f)	ILS	1,800	$494

JAPAN TREASURY BILLS 2.1%
(0.130)% due 11/07/2022 - 11/21/2022 (d)(e)	JPY	300,000	2,073

MALAYSIA TREASURY BILLS 0.3%
2.363% due 11/08/2022 (e)(f)	MYR	1,200	258

Total Short-Term Instruments (Cost $3,415)			3,221

Total Investments in Securities (Cost $115,797)			88,442

		SHARES
INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%

PIMCO Short-Term Floating NAV Portfolio III		523,701	5,085

Total Short-Term Instruments (Cost $5,085)			5,085

Total Investments in Affiliates (Cost $5,085)			5,085

Total Investments 96.8% (Cost $120,882)			$93,527

Financial Derivative Instruments (k)(l) 0.5% (Cost or Premiums, net $(51))			422

Other Assets and Liabilities, net 2.7%			2,646

Net Assets 100.0%			$96,595

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	59

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS Restructuring Ltd. 5.000% due 03/31/2035	04/30/2019	14	3	0.00
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

		$14	$3	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$396	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(404)	$396	$396

Total Repurchase Agreements						$(404)	$396	$396

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$396	$0	$0	$396	$(404)	$(8)

Total Borrowings and Other Financing Transactions	$396	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(35) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	35	$7,189	$(116)	$0	$(5)
U.S. Treasury 5-Year Note December Futures	12/2022	31	3,333	(121)	0	(9)
U.S. Treasury 10-Year Note December Futures	12/2022	64	7,172	(368)	0	(25)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	5	685	(63)	0	(8)

				$(668)	$0	$(47)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	24	$(3,257)	$152	$10	$(23)
U.S. Treasury 10-Year Ultra December Futures	12/2022	8	(948)	60	4	0

				$212	$14	$(23)

Total Futures Contracts				$(456)	$14	$(70)

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	12.473%	EUR	200	$13	$(50)	$(37)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-37 5-Year Index	1.000%	Quarterly	06/20/2027	$	294	$(24)	$(2)	$(26)	$4	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		1,600	(133)	(26)	(159)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		1,100	(51)	8	(43)	0	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027		400	(14)	0	(14)	1	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	2,300	(80)	(35)	(115)	12	0

						$(302)	$(55)	$(357)	$17	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	0.076%	Annual	12/09/2022	$	5,700	$(46)	$(30)	$(76)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024		8,400	356	159	515	9	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	23	23	0	(1)
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		24,300	(37)	(33)	(70)	2	0

							$273	$119	$392	$11	$(2)

Total Swap Agreements							$(16)	$14	$(2)	$28	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$14	$28	$42	$0	$(70)	$(2)	$(72)

Cash of $1,411 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	61

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2022	GBP	240		$283	$15	$0
	03/2023		$46	ZAR	809	0	(2)

BPS	10/2022		261	EUR	260	0	(6)
	11/2022	GBP	58		$72	6	0
	11/2022	ZAR	5,748		356	40	0

BRC	11/2022	JPY	140,000		1,060	89	0
	11/2022	ZAR	4,169		260	30	0

BSH	04/2023	BRL	4,800		876	20	0

CBK	10/2022		910		173	4	0
	10/2022		$177	BRL	910	0	(8)
	11/2022	ZAR	1,141		$70	7	0
	01/2023	BRL	910		173	8	0
	07/2023	ILS	1,772		553	46	0

DUB	11/2022	JPY	160,000		1,176	65	0
	12/2022		$79	ZAR	1,242	0	(11)

GLM	10/2022	ZAR	9,570		$607	79	0
	05/2023		2,019		121	12	0

JPM	11/2022	GBP	256		311	25	0

MBC	10/2022		$154	EUR	153	0	(3)
	11/2022	MYR	1,194		$268	13	0

MYI	10/2022		$3,235	EUR	3,353	51	0
	11/2022	EUR	3,353		$3,242	0	(51)

SCX	11/2022	GBP	117		142	11	0

SOG	10/2022	EUR	3,766		3,790	99	0

UAG	10/2022		$79	HKD	620	0	0
	10/2022		52	ZAR	900	0	(3)
	11/2022		264	GBP	216	0	(23)

Total Forward Foreign Currency Contracts						$620	$(107)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	200	$0	$0

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	700	(1)	(1)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	500	(1)	(1)

JPM	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	0	0

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	400	(1)	(1)

						$(3)	$(3)

Total Written Options						$(3)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	1.482%	$1,500	$24	$(12)	$12	$0
	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.962	750	12	(13)	0	(1)

GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	1.482	1,500	21	(10)	11	0

MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	1.196	750	(1)	4	3	0

							$56	$(31)	$26	$(1)

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	1.322%	$800	$(20)	$13	$0	$(7)
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.527	300	2	(1)	1	0

CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564	50	1	(2)	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	700	(33)	(19)	0	(52)

JPM	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.200	800	(28)	17	0	(11)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	300	(10)	(3)	0	(13)

							$(88)	$5	$1	$(84)

Total Swap Agreements							$(32)	$(26)	$27	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$15	$0	$12	$27	$(2)	$0	$(1)	$(3)	$24	$0	$24
BPS	46	0	0	46	(6)	0	0	(6)	40	0	40
BRC	119	0	1	120	0	0	(7)	(7)	113	0	113
BSH	20	0	0	20	0	0	0	0	20	0	20
CBK	65	0	0	65	(8)	0	(53)	(61)	4	0	4
DUB	65	0	0	65	(11)	0	0	(11)	54	0	54
GLM	91	0	0	91	0	0	0	0	91	0	91
GST	0	0	11	11	0	(2)	0	(2)	9	0	9
JPM	25	0	0	25	0	0	(11)	(11)	14	0	14
MBC	13	0	0	13	(3)	0	0	(3)	10	0	10
MYC	0	0	3	3	0	(1)	(13)	(14)	(11)	0	(11)
MYI	51	0	0	51	(51)	0	0	(51)	0	0	0
SCX	11	0	0	11	0	0	0	0	11	0	11
SOG	99	0	0	99	0	0	0	0	99	0	99
UAG	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)

Total Over the Counter	$620	$0	$27	$647	$(107)	$(3)	$(85)	$(195)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	63

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	17	0	0	11	28

	$0	$17	$0	$0	$25	$42

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$620	$0	$620
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$620	$0	$647

	$0	$44	$0	$620	$25	$689

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$70	$70
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$72	$72

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$107	$0	$107
Written Options	0	3	0	0	0	3
Swap Agreements	0	85	0	0	0	85

	$0	$88	$0	$107	$0	$195

	$0	$88	$0	$107	$72	$267

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(398)	$(398)
Swap Agreements	0	(249)	0	0	84	(165)

	$0	$(249)	$0	$0	$(314)	$(563)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$849	$0	$849
Written Options	0	17	0	0	0	17
Swap Agreements	0	(11)	0	0	0	(11)

	$0	$6	$0	$849	$0	$855

	$0	$(243)	$0	$849	$(314)	$292

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(304)	$(304)
Swap Agreements	0	(108)	0	0	85	(23)

	$0	$(108)	$0	$0	$(219)	$(327)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$614	$0	$614
Written Options	0	(8)	0	0	0	(8)
Swap Agreements	0	(11)	0	0	0	(11)

	$0	$(19)	$0	$614	$0	$595

	$0	$(127)	$0	$614	$(219)	$268

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$312	$0	$312
Sovereign Issues	0	2	0	2
Austria
Corporate Bonds & Notes	0	191	0	191
Azerbaijan
Corporate Bonds & Notes	0	429	0	429
Bermuda
Corporate Bonds & Notes	0	391	0	391
Brazil
Corporate Bonds & Notes	0	2,286	377	2,663
Sovereign Issues	0	835	0	835
Canada
Common Stocks	118	0	0	118
Corporate Bonds & Notes	0	845	0	845
Cayman Islands
Corporate Bonds & Notes	0	12,458	0	12,458
Chile
Corporate Bonds & Notes	0	2,911	0	2,911
China
Corporate Bonds & Notes	0	554	0	554
Colombia
Corporate Bonds & Notes	0	1,859	0	1,859
Guatemala
Corporate Bonds & Notes	0	653	0	653
Hong Kong
Corporate Bonds & Notes	0	2,160	0	2,160
India
Corporate Bonds & Notes	0	3,889	0	3,889
Indonesia
Corporate Bonds & Notes	0	4,157	0	4,157
Ireland
Corporate Bonds & Notes	0	318	0	318
Israel
Corporate Bonds & Notes	0	5,201	0	5,201
Jersey, Channel Islands
Corporate Bonds & Notes	0	365	0	365
Kazakhstan
Corporate Bonds & Notes	0	499	0	499
Luxembourg
Corporate Bonds & Notes	0	1,529	0	1,529
Malaysia
Corporate Bonds & Notes	0	478	0	478
Mauritius
Corporate Bonds & Notes	0	1,785	0	1,785
Mexico
Corporate Bonds & Notes	0	4,280	0	4,280
Morocco
Corporate Bonds & Notes	0	795	0	795
Multinational
Corporate Bonds & Notes	0	966	0	966
Netherlands
Corporate Bonds & Notes	0	3,429	0	3,429
Nigeria
Corporate Bonds & Notes	0	475	0	475
Oman
Sovereign Issues	0	187	0	187
Peru
Corporate Bonds & Notes	0	1,919	0	1,919
Qatar
Corporate Bonds & Notes	0	739	0	739
Russia
Corporate Bonds & Notes	0	100	0	100

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Saudi Arabia
Corporate Bonds & Notes	$0	$1,426	$0	$1,426
Singapore
Corporate Bonds & Notes	0	1,583	0	1,583
South Africa
Common Stocks	261	0	0	261
Corporate Bonds & Notes	0	2,579	979	3,558
Loan Participations and Assignments	0	0	727	727
South Korea
Corporate Bonds & Notes	0	3,963	0	3,963
Sovereign Issues	0	579	0	579
Thailand
Corporate Bonds & Notes	0	935	0	935
Turkey
Corporate Bonds & Notes	0	950	0	950
Sovereign Issues	0	489	0	489
Ukraine
Corporate Bonds & Notes	0	113	0	113
Sovereign Issues	0	79	0	79
United Arab Emirates
Corporate Bonds & Notes	0	2,464	0	2,464
United Kingdom
Corporate Bonds & Notes	0	1,450	0	1,450
United States
Asset-Backed Securities	0	896	0	896
Corporate Bonds & Notes	0	4,073	0	4,073
Non-Agency Mortgage-Backed Securities	0	454	0	454
U.S. Treasury Obligations	0	2,177	0	2,177
Virgin Islands (British)
Corporate Bonds & Notes	0	1,549	3	1,552
Short-Term Instruments
Repurchase Agreements	0	396	0	396
Israel Treasury Bills	0	494	0	494
Japan Treasury Bills	0	2,073	0	2,073
Malaysia Treasury Bills	0	258	0	258

	$379	$85,977	$2,086	$88,442

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,085	$0	$0	$5,085

Total Investments	$5,464	$85,977	$2,086	$93,527

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	32	0	42
Over the counter	0	647	0	647

	$10	$679	$0	$689

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(49)	0	(72)
Over the counter	0	(195)	0	(195)

	$(23)	$(244)	$0	$(267)

Total Financial Derivative Instruments	$(13)	$435	$0	$422

Totals	$5,451	$86,412	$2,086	$93,949

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	65

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)	September 30, 2022	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$612	$2	$0	$3	$0	$(240)	$0	$0	$377	$(240)
Warrants	2	0	0	0	0	(2)	0	0	0	(2)
Jersey, Channel Islands
Corporate Bonds & Notes	419	0	0	0	0	(54)	0	(365)	0	0
South Africa
Corporate Bonds & Notes	1,241	0	0	0	0	(262)	0	0	979	(261)
Loan Participations and Assignments	714	0	0	(25)	48	(10)	0	0	727	15
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	(1)	0	0	3	(1)

	$2,992	$2	$0	$(22)	$48	$(569)	$0	$(365)	$2,086	$(489)

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$1	$0	$0	$(1)	$0	$0	$0	$0

Totals	$2,992	$2	$1	$(22)	$48	$(570)	$0	$(365)	$2,086	$(489)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$377	Reference Instrument	Weighted Average	BRL 37.290	—
South Africa
Corporate Bonds & Notes	979	Reference Instrument	Yield	10.296	—
Loan Participations and Assignments	727	Discounted Cash Flow	Discount Rate	4.193	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	4.985	—

Total	$2,086

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

ARGENTINA 0.7%

SOVEREIGN ISSUES 0.7%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$8,456	$1,554
1.000% due 07/09/2029		217	42
1.400% due 03/25/2023	ARS	165	1
1.500% due 07/09/2035 þ		$6,899	1,287
15.500% due 10/17/2026	ARS	144,420	121
47.331% (BADLARPP) due 10/04/2022 ~		25,153	12

Autonomous City of Buenos Aires
69.817% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	371

Total Argentina (Cost $10,190)			3,388

AUSTRALIA 0.0%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
3.483% due 12/05/2059 •		$168	168

Total Australia (Cost $168)			168

BAHAMAS 0.1%

SOVEREIGN ISSUES 0.1%

Bahamas Government International Bond
9.000% due 06/16/2029		$800	559

Total Bahamas (Cost $644)			559

BRAZIL 14.6%

CORPORATE BONDS & NOTES 0.6%

Banco BTG Pactual SA
4.500% due 01/10/2025		$400	380

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		240	233

Oi SA
0.000% (BZDIOVRA) due 02/25/2035 «~	BRL	1,010	809

Vale SA
0.000% due 12/29/2049 «~(i)		27,540	1,823

			3,245

SOVEREIGN ISSUES 14.0%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2023 (f)		52,000	9,341
0.000% due 04/01/2023 (f)		354,400	61,652

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		1,400	251

			71,244

Total Brazil (Cost $78,209)			74,489

CAYMAN ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.9%

Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		$2,450	2,417

MidOcean Credit CLO
3.836% due 01/29/2030 ~		2,169	2,139

			4,556

CORPORATE BONDS & NOTES 0.2%

Alpha Star Holding Ltd.
6.625% due 04/18/2023		300	299

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		121	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		$500	$55
9.750% due 09/28/2023 ^(c)		1,000	110
10.500% due 01/15/2025 ^(c)		1,200	132
10.875% due 07/23/2023 ^(c)		300	33
11.700% due 11/11/2025 ^(c)		1,100	121

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		100	98

Sunac China Holdings Ltd.
8.350% due 04/19/2023 ^(c)		500	73

			1,022

Total Cayman Islands (Cost $8,058)			5,578

COLOMBIA 3.5%

CORPORATE BONDS & NOTES 0.7%

Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	10,460,000	2,021
8.375% due 11/08/2027		10,308,000	1,700

			3,721

SOVEREIGN ISSUES 2.8%

Bogota Distrito Capital
9.750% due 07/26/2028		60,000	11

Colombian TES
5.750% due 11/03/2027		23,222,200	3,804
6.000% due 04/28/2028		2,396,300	388
6.250% due 11/26/2025		27,894,600	5,148
7.500% due 08/26/2026		14,405,800	2,670

Financiera de Desarrollo Territorial SA Findeter
7.875% due 08/12/2024		248,000	49

Republic of Colombia
1.000% due 11/26/2025 (a)		4,158,000	768
1.000% due 08/26/2026 (a)		5,639,600	1,045
1.000% due 11/03/2027 (a)		2,089,000	342
1.000% due 07/09/2036 (a)		510,000	65

			14,290

Total Colombia (Cost $21,084)			18,011

CZECH REPUBLIC 0.5%

SOVEREIGN ISSUES 0.5%

Czech Republic Government International Bond
2.500% due 08/25/2028	CZK	68,200	2,336

Total Czech Republic (Cost $2,489)			2,336

DENMARK 1.3%

CORPORATE BONDS & NOTES 1.3%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	5,687	527

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,216	111
1.500% due 10/01/2053		2,780	257

Nykredit Realkredit AS
1.000% due 10/01/2050		11,504	1,044
1.000% due 10/01/2053		389	32
1.500% due 10/01/2053		38,221	3,611

Realkredit Danmark AS
1.000% due 10/01/2050		5,188	471
1.500% due 10/01/2053		7,512	713

Total Denmark (Cost $10,919)			6,766

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Periama Holdings LLC
5.950% due 04/19/2026		$1,200	1,042

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		1,700	1,694

Total India (Cost $2,979)			2,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.3%

ASSET-BACKED SECURITIES 0.3%

Oak Hill European Credit Partners DAC
0.787% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	1,450	$1,377

Total Ireland (Cost $1,708)			1,377

ISRAEL 2.9%

CORPORATE BONDS & NOTES 0.3%

Leviathan Bond Ltd.
6.125% due 06/30/2025		$1,400	1,323

SOVEREIGN ISSUES 2.6%

Israel Government International Bond
1.250% due 11/30/2022	ILS	47,300	13,253

Total Israel (Cost $16,073)			14,576

IVORY COAST 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Cote d’lvoire
6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,710	1,559

Total Ivory Coast (Cost $2,022)			1,559

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	1,900	1,746
5.823% due 01/28/2029 •		700	633

Total Jersey, Channel Islands (Cost $2,908)			2,379

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	749,000	1,487

Total Kazakhstan (Cost $2,287)			1,487

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$341	343

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(b)		641	513

Sberbank of Russia Via SB Capital SA
5.250% due 05/23/2023 ^(c)(j)		1,400	189

Total Luxembourg (Cost $2,242)			1,045

MAURITIUS 0.5%

CORPORATE BONDS & NOTES 0.5%

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		$2,850	2,405

Total Mauritius (Cost $2,870)			2,405

MEXICO 0.4%

SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
5.500% due 03/04/2027	MXN	33,300	1,402
7.500% due 06/03/2027		4,500	205
8.500% due 05/31/2029		3,900	183

Total Mexico (Cost $1,929)			1,790

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	67

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MOROCCO 0.1%

SOVEREIGN ISSUES 0.1%

Morocco Government International Bond
4.250% due 12/11/2022		$600	$598

Total Morocco (Cost $600)			598

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.6%

Prosus NV
3.680% due 01/21/2030		$1,600	1,201

Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		540	532
10.447% (US0006M + 7.500%) due 07/01/2023 ~		1,132	1,145

			2,878

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Sigma Bidco BV
6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	1,600	232

Total Netherlands (Cost $3,660)			3,110

PERU 2.1%

CORPORATE BONDS & NOTES 0.7%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	14,180	3,309

SOVEREIGN ISSUES 1.4%

Fondo MIVIVIENDA SA
7.000% due 02/14/2024		28,000	6,895

Peru Government International Bond
5.940% due 02/12/2029		800	177

			7,072

Total Peru (Cost $11,996)			10,381

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Poland Government International Bond
0.250% due 10/25/2026	PLN	6,300	958
2.750% due 10/25/2029		3,900	597

Total Poland (Cost $1,983)			1,555

QATAR 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Qatar National Bank
TBD% due 11/06/2023 «		$2,600	2,597

Total Qatar (Cost $2,582)			2,597

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	300	132
5.100% due 03/28/2035 ^(c)		$200	87
7.650% due 04/10/2030 (c)	RUB	60,400	331

Total Russia (Cost $1,322)			550

SOUTH AFRICA 6.0%

CORPORATE BONDS & NOTES 1.2%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	56,800	3,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eskom Holdings SOC Ltd.
6.750% due 08/06/2023		$1,200	$1,140
7.850% due 04/02/2026	ZAR	37,000	1,897

			6,093

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Sasol Ltd.
4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		$2,261	2,253

SOVEREIGN ISSUES 4.4%

South Africa Government International Bond
2.000% due 01/31/2025 (h)	ZAR	59,046	3,214
10.500% due 12/21/2026		336,800	19,269

			22,483

Total South Africa (Cost $37,811)			30,829

SPAIN 0.0%

CORPORATE BONDS & NOTES 0.0%

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(i)(j)	EUR	200	180

Total Spain (Cost $232)			180

TURKEY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

SOCAR Turkey Enerji AS
4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,340

Total Turkey (Cost $2,935)			2,340

UGANDA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Uganda Government International Bond
16.250% due 11/08/2035	UGX	2,765,600	679

Total Uganda (Cost $840)			679

UNITED KINGDOM 0.9%

CORPORATE BONDS & NOTES 0.6%

Jaguar Land Rover Automotive PLC
5.875% due 11/15/2024	EUR	1,100	954

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		$2,200	2,115

			3,069

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Harbour PLC
2.675% due 01/28/2054 •	GBP	500	535

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)		0	1,217

			1,752

Total United Kingdom (Cost $5,628)			4,821

UNITED STATES 3.4%

ASSET-BACKED SECURITIES 1.9%

Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~		$19	19

Citigroup Mortgage Loan Trust
3.144% due 07/25/2045 •		78	58

Countrywide Asset-Backed Certificates Trust
3.274% due 11/25/2037 •		1,275	1,176
3.384% due 03/25/2047 ^•		135	131

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		25	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
3.234% due 10/25/2036 ~	$2,979	$1,337

GE-WMC Mortgage Securities Trust
3.164% due 08/25/2036 •	23	11

GSAMP Trust
3.154% due 12/25/2036 •	85	44

HSI Asset Loan Obligation Trust
3.204% due 12/25/2036 •	34	11

JP Morgan Mortgage Acquisition Corp.
3.594% due 02/25/2036 ^~	420	411

MASTR Asset-Backed Securities Trust
3.134% due 01/25/2037 ~	176	58

Morgan Stanley ABS Capital, Inc. Trust
3.849% due 01/25/2035 •	185	172

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 ^þ	1,087	264

OneMain Financial Issuance Trust
4.130% due 05/14/2035	1,800	1,713

RAAC Trust
3.784% due 02/25/2046 ~	2,873	2,814

Residential Asset Securities Corp. Trust
4.044% due 08/25/2035 •	318	312

Securitized Asset-Backed Receivables LLC Trust
3.204% due 12/25/2036 ^~	251	68

WaMu Asset-Backed Certificates WaMu Trust
3.324% due 05/25/2037 •	1,475	1,280

		9,896

	SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(k)	710,158	77

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

Aviation Capital Group LLC
3.875% due 05/01/2023	$200	196

General Motors Financial Co., Inc.
3.283% (US0003M + 0.990%) due 01/05/2023 ~	100	100

Rio Oil Finance Trust
9.250% due 07/06/2024	392	397

		693

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Banc of America Mortgage Trust
3.681% due 07/25/2034 ~	40	38

CitiMortgage Alternative Loan Trust
3.734% due 10/25/2036 •	816	692

Countrywide Alternative Loan Trust
2.911% due 10/25/2035 ^~	7	6
3.364% due 04/25/2047 ~	1,010	895
3.434% due 05/25/2036 ^~	1,270	544
3.644% due 12/25/2035 ~	37	33

Countrywide Home Loan Mortgage Pass-Through Trust
3.187% due 02/20/2036 ^~	28	23
3.624% due 04/25/2046 ~	371	112

Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~	739	721

GSMPS Mortgage Loan Trust
3.434% due 01/25/2036 •	171	143

HarborView Mortgage Loan Trust
3.104% due 10/19/2035 •	251	149

IndyMac INDX Mortgage Loan Trust
3.724% due 07/25/2045 ~	185	147

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	258	248

Mortgage Equity Conversion Asset Trust
4.580% due 05/25/2042 ~	918	902

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
3.624% due 04/25/2035 •	$1,709	$1,642

Structured Asset Mortgage Investments Trust
3.393% due 04/19/2035 •	491	440

Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036	118	116

WaMu Mortgage Pass-Through Certificates Trust
3.268% due 03/25/2037 ~	57	53
3.454% due 05/25/2034 ~	183	182

		7,086

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
1.522% due 11/01/2035 •	12	12
2.058% due 06/01/2043 •	50	50
2.059% due 07/01/2044 •	13	13
2.162% due 11/01/2035 •	13	13
2.913% due 09/01/2035 •	43	43

Freddie Mac
3.364% due 09/25/2031 ~	46	46
3.981% due 08/01/2035 •	1	1

		178

	SHARES
WARRANTS 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(k)	1	0

Total United States (Cost $19,792)		17,930

	PRINCIPAL AMOUNT (000S)
UZBEKISTAN 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Uzbekistan International Bond
4.750% due 02/20/2024	$1,500	1,417

Total Uzbekistan (Cost $1,489)		1,417

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bond
12.000% due 03/22/2028	ZMW	7,800	$301

Total Zambia (Cost $168)			301

SHORT-TERM INSTRUMENTS 54.3%

REPURCHASE AGREEMENTS (l) 14.0%
			71,013

SHORT-TERM NOTES 1.0%

Federal Home Loan Bank
2.980% due 01/06/2023 •		$5,100	5,100

ISRAEL TREASURY BILLS 8.0%
0.333% due 10/07/2022 - 05/03/2023 (e)(f)	ILS	145,900	40,685

JAPAN TREASURY BILLS 22.0%
(0.146)% due 10/03/2022 - 01/11/2023 (a)(e)(f)	JPY	16,220,000	112,089

MALAYSIA TREASURY BILLS 4.1%
2.291% due 11/17/2022 (e)(f)	MYR	97,100	20,861

U.S. TREASURY BILLS 5.2%
2.798% due 11/25/2022 (f)(g)(o)		$26,600	26,490

Total Short-Term Instruments (Cost $284,286)			276,238

Total Investments in Securities (Cost $542,103)			494,175

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%

PIMCO Short Asset Portfolio	2,199,543	$21,518

PIMCO Short-Term Floating NAV Portfolio III	19,228	187

Total Short-Term Instruments (Cost $22,210)		21,705

Total Investments in Affiliates (Cost $22,210)		21,705

Total Investments 101.4% (Cost $564,313)		$515,880

Financial Derivative Instruments (m)(n) 1.2% (Cost or Premiums, net $1,453)		6,258

Other Assets and Liabilities, net (2.6)%		(13,201)

Net Assets 100.0%		$508,937

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$77	$77	0.02%
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00

		$77	$77	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.920%	09/30/2022	10/03/2022	$39,100	U.S. Treasury Notes 4.250% due 09/30/2024	$(39,878)	$39,100	$39,110
FICC	1.150	09/30/2022	10/03/2022	1,513	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(1,543)	1,513	1,513
NOM	2.950	09/30/2022	10/03/2022	30,400	U.S. Treasury Bonds 2.375% due 11/15/2049	(30,327)	30,400	30,407

Total Repurchase Agreements						$(71,748)	$71,013	$71,030

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$39,110	$0	$0	$39,110	$(39,878)	$(768)
FICC	1,513	0	0	1,513	(1,543)	(30)
NOM	30,407	0	0	30,407	(30,327)	80

Total Borrowings and Other Financing Transactions	$71,030	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	1.906%	$	100	$(2)	$(1)	$(3)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		100	1	(1)	0	0	0

							$(1)	$(2)	$(3)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$	400	$(14)	$0	$(14)	$1	$0

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750%	Semi-Annual	09/21/2027	SGD	1,470	$(8)	$(27)	$(35)	$3	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/26/2029	$	5,100	0	(33)	(33)	0	(14)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.870	Annual	09/26/2054		1,200	0	3	3	17	0
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023	BRL	235,300	(1,636)	3,312	1,676	1	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		109,900	(2)	(747)	(749)	0	(1)
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	(218)	(333)	0	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023		156,000	22	(1,537)	(1,515)	0	(1)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	(231)	69	0	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		62,300	0	486	486	0	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		79,500	0	604	604	1	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		8,500	77	110	187	0	(1)
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		20,500	0	(298)	(298)	2	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		27,100	0	(350)	(350)	3	0
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		13,700	12	(100)	(88)	2	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		1,400	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		5,600	0	(28)	(28)	1	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		900	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		5,300	0	(20)	(20)	1	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		1,300	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024		9,700	0	28	28	0	(1)
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024		31,900	0	89	89	0	(4)
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024		10,600	0	30	30	0	(1)
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024		9,600	0	27	27	0	(1)
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024		9,700	0	27	27	0	(1)
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		8,200	0	4	4	1	0
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		12,000	0	(18)	(18)	4	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025		9,200	0	4	4	3	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		9,100	0	5	5	3	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		9,100	0	6	6	3	0
Pay	1-Year BRL-CDI	12.005	Maturity	01/02/2025		23,300	0	25	25	9	0
Pay	1-Year BRL-CDI	12.210	Maturity	01/02/2025		13,000	0	22	22	5	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025		32,200	0	72	72	12	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025		14,200	0	47	47	5	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/02/2025		44,100	17	(178)	(161)	0	(16)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		75,900	(281)	(1,764)	(2,045)	48	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	620	620	0	(15)
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	1,109	1,109	0	(29)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	755	632	0	(18)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	845	845	0	(23)
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	826	551	0	(20)
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	(1,178)	(1,178)	38	0
Receive	1-Year BRL-CDI	8.325	Maturity	01/04/2027		8,500	0	145	145	0	(5)
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		8,200	0	(140)	(140)	5	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		19,200	5	(320)	(315)	12	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	247	33	0	(10)
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	(109)	5	6	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(26)	(26)	0	(2)
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		2,300	0	(17)	(17)	2	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		5,200	0	(14)	(14)	3	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		4,100	0	(11)	(11)	3	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		5,000	0	(12)	(12)	3	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		7,800	0	(19)	(19)	5	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		5,500	0	(14)	(14)	4	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		5,100	0	(12)	(12)	3	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		5,200	0	(12)	(12)	3	0
Pay	1-Year BRL-CDI	11.130	Maturity	01/04/2027		4,700	0	(10)	(10)	3	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		5,700	0	(12)	(12)	4	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		700	34	(18)	16	1	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027	CNY	52,490	(60)	71	11	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024	COP	10,775,000	0	112	112	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	07/24/2024		33,752,000	0	1,099	1,099	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	07/24/2024		43,761,000	0	1,424	1,424	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	2.740	Quarterly	07/24/2024		79,227,300	0	(2,545)	(2,545)	16	(5)
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	07/24/2024		53,858,600	237	1,236	1,473	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	(289)	(289)	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		4,577,000	0	86	86	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		2,957,000	0	47	47	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	7.855%	Quarterly	02/22/2025	COP	3,899,700	$0	$55	$55	$0	$(1)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		8,036,300	0	109	109	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		6,788,000	0	40	40	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	1,174	1,174	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.170	Quarterly	11/26/2025		4,724,800	0	40	40	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		3,603,600	0	30	30	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		5,342,000	0	41	41	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		22,120,000	0	172	172	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	9.310	Quarterly	11/26/2025		7,796,400	0	59	59	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	10.110	Quarterly	11/26/2025		15,612,000	0	45	45	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	3.080	Quarterly	01/13/2026		34,964,000	0	(1,665)	(1,665)	8	0
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	388	388	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(719)	(719)	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.055	Quarterly	08/26/2026		4,737,300	0	47	47	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.710	Quarterly	01/11/2027		21,419,000	0	611	611	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		1,649,000	0	42	42	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		2,948,400	0	75	75	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		1,563,700	0	40	40	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		4,772,000	0	(104)	(104)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		6,915,000	0	(114)	(114)	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		2,148,800	0	(35)	(35)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		1,406,700	0	(20)	(20)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		8,373,200	0	(110)	(110)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		3,632,000	0	(59)	(59)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		3,159,600	0	62	62	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		4,863,100	0	95	95	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		2,447,900	0	47	47	0	0
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	64	1,326	1,390	9	0
Pay	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	06/02/2027		11,303,000	0	(182)	(182)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.430	Quarterly	06/16/2027		2,488,400	0	19	19	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	09/13/2027		10,100,000	0	(35)	(35)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		9,474,700	220	329	549	4	0
Receive	3-Month COP-IBR Compounded-OIS	4.410	Quarterly	11/03/2027		57,178,000	(33)	2,983	2,950	22	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	11/03/2027		66,774,000	0	(711)	(711)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.840	Quarterly	11/03/2027		8,867,400	0	33	33	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.180	Quarterly	11/03/2027		2,708,500	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	(69)	(69)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	131	131	1	0
Pay	3-Month COP-IBR Compounded-OIS	6.620	Quarterly	11/08/2031		2,786,200	0	(119)	(119)	0	(3)
Pay(5)	3-Month COP-IBR Compounded-OIS	9.950	Quarterly	10/04/2032		2,975,200	0	(2)	(2)	0	(2)
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	20,288,390	4	(1,345)	(1,341)	71	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/21/2027		5,739,230	(90)	(64)	(154)	27	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		14,649,900	59	1,658	1,717	0	(114)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(14)	(14)	0	0
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(92)	(92)	0	(2)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	12	12	1	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	373	373	0	(6)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(210)	(203)	2	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(82)	(82)	1	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		137,400	120	553	673	0	(6)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	96	96	0	(2)
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		25,600	0	73	73	0	(1)
Receive	3-Month ZAR-JIBAR	8.180	Quarterly	07/05/2027		51,900	0	39	39	0	(3)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(67)	(67)	1	0
Receive	6-Month CLP-CHILIBOR	9.820	Semi-Annual	09/15/2024	CLP	1,821,700	0	17	17	0	(8)
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,381,400	0	753	753	0	(28)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	608	608	0	(22)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	622	622	0	(23)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	(617)	(617)	23	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	(1,790)	(1,790)	66	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		3,935,000	0	457	457	0	(21)
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		1,590,000	0	169	169	0	(9)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025		850,000	0	(74)	(74)	5	0
Pay	6-Month CLP-CHILIBOR	9.135	Semi-Annual	03/01/2025		1,727,000	0	(25)	(25)	10	0
Pay	6-Month CLP-CHILIBOR	9.270	Semi-Annual	03/01/2025		1,296,000	0	(14)	(14)	7	0
Receive	6-Month CLP-CHILIBOR	9.350	Semi-Annual	03/01/2025		959,800	0	9	9	0	(5)
Receive	6-Month CLP-CHILIBOR	9.370	Semi-Annual	03/01/2025		975,200	0	9	9	0	(5)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	1,477	1,477	0	(39)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	738	738	0	(20)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025		2,409,000	0	(133)	(133)	12	0
Pay	6-Month CLP-CHILIBOR	7.325	Semi-Annual	03/23/2025		1,147,000	0	(62)	(62)	6	0

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	6.625%	Semi-Annual	04/04/2025	CLP	1,552,000	$0	$127	$127	$0	$(8)
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025		2,276,000	0	187	187	0	(11)
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025		1,500,000	0	121	121	0	(7)
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025		1,526,300	0	(76)	(76)	10	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025		569,400	0	(29)	(29)	4	0
Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025		571,300	0	(29)	(29)	4	0
Receive	6-Month CLP-CHILIBOR	8.500	Semi-Annual	07/15/2025		1,161,100	0	27	27	0	(8)
Receive	6-Month CLP-CHILIBOR	8.690	Semi-Annual	07/19/2025		6,954,600	(12)	130	118	0	(50)
Receive	6-Month CLP-CHILIBOR	8.230	Semi-Annual	08/04/2025		4,361,300	0	123	123	0	(31)
Pay	6-Month CLP-CHILIBOR	8.740	Semi-Annual	08/29/2025		1,292,000	0	(17)	(17)	8	0
Pay	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025		1,250,000	0	(64)	(64)	7	0
Receive	6-Month CLP-CHILIBOR	1.640	Semi-Annual	01/12/2026		5,466,000	0	1,247	1,247	0	(38)
Pay	6-Month CLP-CHILIBOR	1.582	Semi-Annual	02/02/2026		779,000	0	(177)	(177)	5	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026		2,566,000	0	(503)	(503)	17	0
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		9,271,000	0	1,764	1,764	0	(55)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026		1,220,000	0	132	132	0	(8)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026		1,650,000	0	(97)	(97)	11	0
Pay	6-Month CLP-CHILIBOR	2.270	Semi-Annual	03/15/2026		3,900,300	0	(778)	(778)	21	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026		11,700,000	0	(2,794)	(2,794)	75	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		11,151,100	0	(2,681)	(2,681)	76	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	1,456	1,456	0	(56)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026		265,300	0	46	46	0	(2)
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026		991,000	0	(135)	(135)	8	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026		346,700	0	44	44	0	(3)
Pay	6-Month CLP-CHILIBOR	5.910	Semi-Annual	01/21/2027		780,900	0	(69)	(69)	6	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027		1,282,000	0	(125)	(125)	10	0
Pay	6-Month CLP-CHILIBOR	6.030	Semi-Annual	02/10/2027		960,000	0	(78)	(78)	7	0
Pay	6-Month CLP-CHILIBOR	6.055	Semi-Annual	02/10/2027		652,000	0	(52)	(52)	5	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027		1,199,000	0	(99)	(99)	9	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/11/2027		2,339,000	0	(192)	(192)	17	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027		752,000	0	(58)	(58)	6	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027		136,600	0	(10)	(10)	1	0
Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027		367,100	0	28	28	0	(2)
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027		979,500	0	66	66	0	(6)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027		432,900	0	28	28	0	(3)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027		364,000	0	19	19	0	(2)
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027		491,000	0	(38)	(38)	3	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027		465,000	0	(36)	(36)	3	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027		508,800	0	23	23	0	(4)
Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027		2,059,900	0	(147)	(147)	17	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027		1,035,700	0	(75)	(75)	8	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027		2,227,000	(6)	(152)	(158)	18	0
Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027		2,472,000	0	88	88	0	(21)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027		738,900	0	(26)	(26)	6	0
Pay	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027		174,000	0	(9)	(9)	1	0
Pay	6-Month CLP-CHILIBOR	7.220	Semi-Annual	07/20/2027		3,999,700	0	(121)	(121)	33	0
Pay	6-Month CLP-CHILIBOR	7.610	Semi-Annual	08/29/2027		598,000	0	(6)	(6)	4	0
Receive	6-Month CLP-CHILIBOR	7.270	Semi-Annual	09/15/2027		1,266,000	2	27	29	0	(8)
Receive(5)	6-Month CLP-CHILIBOR	7.815	Semi-Annual	10/04/2027		1,521,900	0	(2)	(2)	0	(2)
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028		595,000	0	(49)	(49)	4	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028		821,500	0	174	174	0	(7)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028		447,600	0	83	83	0	(4)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028		690,000	0	81	81	0	(5)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028		442,900	0	47	47	0	(3)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028		710,000	0	75	75	0	(5)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		1,565,000	0	164	164	0	(11)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		505,000	0	49	49	0	(3)
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/01/2028		345,200	0	(26)	(26)	2	0
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028		64,700	0	(3)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028		296,800	0	(5)	(5)	0	(1)
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028		164,900	0	(2)	(2)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029		568,000	0	(44)	(44)	5	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029		62,300	0	(4)	(4)	1	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029		423,000	0	(22)	(22)	3	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	(20)	(20)	3	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	1,421	1,421	0	(51)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	(209)	(209)	7	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		8,000,000	0	(2,501)	(2,501)	73	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,127,000	0	135	135	0	(11)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		910,000	0	96	96	0	(9)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		1,183,100	0	(75)	(75)	12	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	2.480%	Semi-Annual	11/24/2030	CLP	2,760,000	$0	$881	$881	$0	$(28)
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030		690,000	0	(216)	(216)	7	0
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030		690,000	0	(215)	(215)	7	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/12/2031		6,275,000	2	(1,881)	(1,879)	64	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	03/15/2031		3,812,000	0	963	963	0	(33)
Receive	6-Month CLP-CHILIBOR	3.900	Semi-Annual	06/14/2031		3,776,000	0	853	853	0	(40)
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		190,500	0	(28)	(28)	2	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		190,500	0	(28)	(28)	2	0
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		242,500	0	18	18	0	(2)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	03/17/2032		242,500	0	18	18	0	(2)
Receive	6-Month CLP-CHILIBOR	6.255	Semi-Annual	04/08/2032		447,000	0	28	28	0	(4)
Receive	6-Month CLP-CHILIBOR	6.260	Semi-Annual	04/08/2032		420,000	0	26	26	0	(4)
Receive	6-Month CLP-CHILIBOR	6.299	Semi-Annual	04/08/2032		471,000	0	28	28	0	(5)
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		25,400	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026	CZK	15,700	(7)	(71)	(78)	0	0
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		23,700	(62)	(70)	(132)	0	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		20,800	(14)	(44)	(58)	1	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		158,700	0	(327)	(327)	5	0
Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		127,800	0	185	185	0	(4)
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		127,800	0	172	172	0	(4)
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		23,500	0	28	28	0	(1)
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		8,800	0	10	10	0	0
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		26,050	0	22	22	0	(1)
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		26,050	0	18	18	0	(1)
Receive	6-Month CZK-PRIBOR	4.700	Annual	03/29/2027		24,200	0	11	11	0	(1)
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		27,900	0	(3)	(3)	1	0
Pay	6-Month CZK-PRIBOR	5.220	Annual	07/07/2027		45,400	0	(34)	(34)	2	0
Pay	6-Month CZK-PRIBOR	5.340	Annual	07/07/2027		45,700	0	(24)	(24)	2	0
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		84,700	1	365	366	0	(1)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	9,800	1,156	3	1,159	0	(54)
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	232	232	57	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	787	787	38	0
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		5,800	0	(108)	(108)	0	(8)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	293	293	21	0
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027		2,750	0	46	46	4	0
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027		2,750	0	45	45	4	0
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027		5,900	0	69	69	8	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		5,200	0	47	47	7	0
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		6,000	0	49	49	8	0
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027		5,900	0	48	48	8	0
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027		2,900	0	22	22	4	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		10,900	0	129	129	15	0
Receive	6-Month PLN-WIBOR	5.550	Annual	04/08/2027		6,900	0	77	77	9	0
Receive	6-Month PLN-WIBOR	5.575	Annual	04/08/2027		6,900	0	76	76	9	0
Pay	6-Month PLN-WIBOR	5.980	Annual	04/13/2027		7,700	0	(62)	(62)	0	(11)
Pay	6-Month PLN-WIBOR	5.985	Annual	04/13/2027		7,800	0	(62)	(62)	0	(11)
Pay	6-Month PLN-WIBOR	6.010	Annual	04/13/2027		7,800	0	(60)	(60)	0	(11)
Pay	6-Month PLN-WIBOR	6.755	Annual	05/10/2027		14,900	0	(34)	(34)	0	(21)
Pay	6-Month PLN-WIBOR	6.940	Annual	06/09/2027		14,200	0	(15)	(15)	0	(21)
Pay	6-Month PLN-WIBOR	7.725	Annual	06/23/2027		10,400	0	56	56	0	(16)
Receive	6-Month PLN-WIBOR	6.725	Annual	06/27/2027		17,600	0	54	54	27	0
Pay	6-Month PLN-WIBOR	6.843	Annual	06/28/2027		7,300	0	(16)	(16)	0	(11)
Receive	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		5,600	0	(10)	(10)	9	0
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		7,500	33	(20)	13	0	(11)
Pay	6-Month PLN-WIBOR	6.745	Annual	07/05/2027		12,800	1	(40)	(39)	0	(20)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	395	395	8	0
Pay	28-Day MXN-TIIE	4.530	Lunar	11/15/2022	MXN	255,500	24	(121)	(97)	0	(7)
Receive	28-Day MXN-TIIE	4.145	Lunar	02/13/2023		991,000	0	1,113	1,113	16	0
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		333,800	0	(368)	(368)	0	(5)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,054,100	(591)	(568)	(1,159)	0	(15)
Pay	28-Day MXN-TIIE	4.680	Lunar	03/16/2023		381,000	2	(481)	(479)	0	(5)
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		96,400	(111)	207	96	2	0
Receive	28-Day MXN-TIIE	5.282	Lunar	03/29/2023		288,100	0	374	374	5	0
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		35,600	0	50	50	0	0
Receive	28-Day MXN-TIIE	4.965	Lunar	04/27/2023		515,000	0	826	826	10	0
Pay	28-Day MXN-TIIE	5.420	Lunar	05/18/2023		525,000	0	(868)	(868)	0	(13)
Receive	28-Day MXN-TIIE	5.285	Lunar	06/05/2023		520,000	0	900	900	7	0
Pay	28-Day MXN-TIIE	9.580	Lunar	06/30/2023		123,000	0	(39)	(39)	0	0
Pay	28-Day MXN-TIIE	9.500	Lunar	07/03/2023		509,500	0	(180)	(180)	1	0
Receive	28-Day MXN-TIIE	9.335	Lunar	08/02/2023		154,700	0	74	74	0	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		562,600	0	(999)	(999)	0	(4)

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	7.110%	Lunar	11/28/2023	MXN	160,100	$0	$(312)	$(312)	$0	$(3)
Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024		286,500	0	489	489	0	(1)
Pay	28-Day MXN-TIIE	4.340	Lunar	02/12/2024		671,000	0	(2,647)	(2,647)	0	(6)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		67,900	0	271	271	1	0
Receive	28-Day MXN-TIIE	5.520	Lunar	03/21/2024		424,000	0	1,467	1,467	4	0
Pay	28-Day MXN-TIIE	5.650	Lunar	03/22/2024		214,000	0	(720)	(720)	0	(2)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		3,600	0	(12)	(12)	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		123,400	45	96	141	0	(2)
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025		138,300	0	(484)	(484)	1	0
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025		57,200	0	316	316	0	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025		77,700	0	429	429	0	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025		372,000	0	1,692	1,692	0	(9)
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		1,019,100	3,281	2,815	6,096	0	(8)
Pay	28-Day MXN-TIIE	4.880	Lunar	11/07/2025		389,400	0	(2,475)	(2,475)	6	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026		7,300	0	(50)	(50)	0	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026		69,100	0	452	452	0	(3)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026		108,100	0	706	706	0	(4)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026		28,700	0	(157)	(157)	2	0
Pay	28-Day MXN-TIIE	5.930	Lunar	04/23/2026		225,000	0	(1,204)	(1,204)	11	0
Receive	28-Day MXN-TIIE	6.280	Lunar	05/14/2026		230,000	0	1,124	1,124	0	(12)
Pay	28-Day MXN-TIIE	6.290	Lunar	05/14/2026		460,000	20	(2,262)	(2,242)	23	0
Pay	28-Day MXN-TIIE	6.270	Lunar	05/22/2026		227,000	0	(1,107)	(1,107)	13	0
Pay	28-Day MXN-TIIE	6.135	Lunar	06/01/2026		225,000	0	(1,142)	(1,142)	15	0
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026		9,000	0	(5)	(5)	1	0
Receive	28-Day MXN-TIIE	6.670	Lunar	06/19/2026		21,100	0	91	91	0	(1)
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026		20,600	0	87	87	0	(1)
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026		14,600	0	59	59	0	(1)
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026		31,600	0	152	152	0	(2)
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026		12,800	0	61	61	0	(1)
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026		10,900	0	50	50	0	(1)
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026		8,000	0	37	37	0	(1)
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026		82,900	(2)	(402)	(404)	7	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026		9,700	0	(36)	(36)	1	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026		23,700	0	(87)	(87)	2	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026		4,610	0	(16)	(16)	0	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026		700	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026		19,000	(5)	(56)	(61)	2	0
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026		62,200	0	225	225	0	(6)
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026		75,100	0	270	270	0	(7)
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027		28,600	0	(90)	(90)	3	0
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027		133,200	0	430	430	0	(12)
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027		67,800	0	111	111	0	(6)
Receive	28-Day MXN-TIIE	8.975	Lunar	06/03/2027		97,200	(161)	221	60	0	(9)
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027		23,000	0	11	11	0	(2)
Receive	28-Day MXN-TIIE	9.090	Lunar	07/08/2027		17,800	0	7	7	0	(1)
Receive	28-Day MXN-TIIE	8.465	Lunar	08/16/2027		6,000	0	10	10	0	0
Pay	28-Day MXN-TIIE	8.740	Lunar	08/30/2027		25,300	0	(28)	(28)	2	0
Pay	28-Day MXN-TIIE	8.750	Lunar	08/30/2027		50,200	0	(54)	(54)	4	0
Pay	28-Day MXN-TIIE	9.525	Lunar	09/22/2027		32,500	0	15	15	3	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030		101,700	0	705	705	0	(10)
Receive	28-Day MXN-TIIE	5.575	Lunar	11/01/2030		124,100	0	1,285	1,285	0	(13)
Receive	28-Day MXN-TIIE	5.520	Lunar	01/01/2031		81,000	0	862	862	0	(9)
Pay	28-Day MXN-TIIE	5.510	Lunar	01/21/2031		82,600	0	(888)	(888)	8	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031		26,100	0	(247)	(247)	3	0
Pay	28-Day MXN-TIIE	5.990	Lunar	02/12/2031		61,900	0	(583)	(583)	6	0
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031		9,100	0	69	69	0	(1)
Receive	28-Day MXN-TIIE	6.950	Lunar	05/08/2031		270,000	(50)	1,861	1,811	0	(29)
Receive	28-Day MXN-TIIE	6.890	Lunar	05/16/2031		133,000	0	913	913	0	(15)
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031		627,600	(732)	(3,963)	(4,695)	74	0
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031		48,000	(36)	337	301	0	(5)
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031		56,900	0	369	369	0	(6)
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031		16,300	0	(84)	(84)	2	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031		3,530	0	(17)	(17)	0	0
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031		19,000	0	(87)	(87)	2	0
Pay	28-Day MXN-TIIE	7.418	Lunar	10/27/2031		27,300	0	(150)	(150)	3	0
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031		116,400	0	503	503	0	(15)
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031		31,500	0	135	135	0	(4)
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031		41,900	0	202	202	0	(5)
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032		17,200	0	(71)	(71)	2	0
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032		18,400	0	(75)	(75)	2	0
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032		34,100	0	(133)	(133)	4	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	8.050%	Lunar	02/24/2032	MXN	32,400	$0	$(116)	$(116)	$4	$0
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032		34,500	0	(56)	(56)	4	0

							$1,233	$8,412	$9,645	$1,626	$(1,594)

Total Swap Agreements							$1,218	$8,410	$9,628	$1,627	$(1,594)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,663	$1,663	$0	$0	$ (1,594)	$(1,594)

Cash of $3,597 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $36 for closed swap agreements is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	CLP	1,432,847		$1,505	$30	$0
	10/2022	DKK	60,540		8,184	204	0
	10/2022		$429	COP	1,666,665	0	(68)
	10/2022		5,014	GBP	4,416	0	(83)
	10/2022		3,621	HUF	1,522,718	0	(104)
	10/2022		1,252	PEN	4,900	0	(25)
	11/2022	JPY	690		$5	0	0
	11/2022	MYR	96,004		21,839	1,278	0
	11/2022	PEN	17,066		4,162	15	(113)
	11/2022		$429	AUD	614	0	(36)
	11/2022	ZAR	3,015		$190	24	0
	12/2022		$24,045	CNY	165,796	0	(763)
	12/2022		8,083	ILS	27,278	0	(388)
	12/2022		967	TWD	30,674	0	(1)
	01/2023	CNH	54,600		$8,461	796	0
	01/2023	JPY	1,155,000		8,077	1	0
	01/2023		$915	RON	4,631	0	(10)
	01/2023	ZAR	29,656		$1,669	44	0
	02/2023		$8,453	CNH	54,600	0	(778)
	03/2023	ZAR	20,395		$1,155	44	0
	04/2023	PLN	21,107	EUR	4,192	44	0

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2022	BRL	15,737		$2,997	$80	$0
	10/2022	CAD	2,682		2,034	92	0
	10/2022	CNH	55,093		8,298	580	0
	10/2022	COP	49,219,683		11,210	581	0
	10/2022	CZK	19,059		801	43	0
	10/2022	EUR	8,063		8,068	166	0
	10/2022	GBP	17,353		19,728	559	(206)
	10/2022	HUF	17,500		44	4	0
	10/2022	JPY	11,600		83	3	0
	10/2022	MXN	116,974		5,779	0	(26)
	10/2022		$2,911	BRL	15,737	7	0
	10/2022		5,726	CHF	5,590	0	(60)
	10/2022		4,962	CLP	4,722,233	15	(103)
	10/2022		8,225	CNH	54,600	0	(576)
	10/2022		3,476	COP	14,704,134	0	(296)
	10/2022		569	DKK	4,225	0	(12)
	10/2022		3,243	EUR	3,196	0	(110)
	10/2022		29,325	PLN	137,100	16	(1,739)
	10/2022	ZAR	10,238		$666	101	0
	11/2022	AUD	2,487		1,707	115	0
	11/2022	BRL	8,034		1,477	0	(2)
	11/2022	CNH	54,600		8,344	691	0
	11/2022	GBP	11,059		12,353	0	(3)
	11/2022		$8,209	CNH	54,600	0	(557)
	11/2022		4,890	IDR	72,965,212	0	(133)
	11/2022		21,172	MYR	96,004	0	(612)
	11/2022		1,933	NOK	18,584	0	(226)
	11/2022	ZAR	22,121		$1,373	155	0
	12/2022	CNH	70,423		10,654	777	0
	12/2022	TRY	37,608		2,891	1,042	0
	12/2022		$8,329	CNH	54,600	0	(670)
	12/2022		2,364	CNY	16,330	0	(71)
	12/2022		5,690	MXN	116,974	28	0
	01/2023		8,350	CNH	54,600	0	(684)
	02/2023	ILS	41,423		$12,312	575	0
	03/2023	MYR	96,004		21,315	737	0
	05/2023	EUR	351	CZK	9,193	12	0

BRC	10/2022	JPY	10,090,000		$74,769	5,008	0
	10/2022		$437	COP	1,694,579	0	(70)
	11/2022	ZAR	13,636		$850	99	0
	12/2022		$1,833	KRW	2,626,744	0	(7)

BSH	10/2022	BRL	131,900		$23,009	0	(1,442)
	10/2022		$24,999	BRL	131,900	38	(585)
	04/2023	BRL	138,200		$25,455	819	0

CBK	10/2022		144,350		26,699	0	(61)
	10/2022	CLP	3,382,565		3,810	316	0
	10/2022	COP	32,731,839		7,471	393	0
	10/2022	CZK	12,931		526	11	0
	10/2022	ILS	71,693		21,120	1,015	0
	10/2022	PEN	20,356		5,251	141	0
	10/2022		$27,807	BRL	144,350	0	(1,048)
	10/2022		549	CLP	489,249	0	(45)
	10/2022		3,634	COP	16,135,974	12	(155)
	10/2022		5,248	EUR	5,316	0	(38)
	10/2022		3,872	GBP	3,487	22	0
	10/2022		5,246	PEN	20,355	0	(137)
	11/2022	COP	17,858,597		$3,978	134	0
	11/2022	IDR	10,127,938		662	2	0
	11/2022	PEN	5,533		1,394	12	0
	11/2022		$2,881	COP	12,958,880	0	(89)
	11/2022		4,065	INR	326,296	0	(79)
	11/2022		870	NZD	1,367	0	(105)
	11/2022		2,166	PEN	8,599	0	(18)
	11/2022		1,015	PKR	230,876	13	(21)
	11/2022		1,585	VND	37,366,375	0	(24)
	12/2022	CNH	6,182		$894	27	0
	12/2022	PEN	147,474		35,799	271	(1,198)
	12/2022		$3,746	CLP	3,382,565	0	(302)
	12/2022		894	CNY	6,180	0	(26)
	12/2022		9,458	MXN	192,012	2	(43)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022		$27,135	PEN	113,804	$1,211	$0
	12/2022		1,547	VND	36,694,840	0	(17)
	12/2022	VND	464,100		$20	0	0
	01/2023	PLN	314		63	1	0
	03/2023	COP	2,863,925		626	23	0
	04/2023	PEN	13,571		3,436	91	0
	05/2023	ILS	32,323		9,547	340	0
	05/2023	PEN	4,419		1,118	30	0
	08/2023		1,016		254	6	0

CLY	11/2022		$19	INR	1,511	0	0
	12/2022	CLP	8,934,360		$9,671	544	0

DUB	10/2022	MXN	73,438		3,524	0	(107)
	10/2022		$12,262	CZK	304,102	0	(158)
	12/2022	ZAR	2,383		$152	21	0
	02/2023		21,192		1,269	111	0

GLM	10/2022	BRL	115,500		21,163	0	(248)
	10/2022	COP	35,994,588		8,105	318	0
	10/2022	EUR	7,028		7,026	138	0
	10/2022	PLN	979		208	10	0
	10/2022	SGD	296		211	5	0
	10/2022		$22,118	BRL	115,500	0	(707)
	10/2022		397	COP	1,637,954	0	(43)
	10/2022		6,757	CZK	168,447	0	(52)
	10/2022		5	HUF	1,903	0	0
	10/2022		147	MXN	3,007	2	0
	10/2022		9,576	MYR	43,046	0	(350)
	10/2022		177	PLN	881	0	0
	10/2022	ZAR	29,867		$1,895	247	0
	11/2022		$2,580	DOP	145,736	120	0
	11/2022	ZAR	3,193		$199	23	0
	12/2022		$694	KRW	934,712	0	(44)
	12/2022		7,220	PEN	28,746	0	(60)
	01/2023	BRL	52,000		$9,102	0	(339)
	02/2023	DOP	102,811		1,861	0	(12)
	02/2023		$7,903	COP	35,994,588	0	(298)
	02/2023	ZAR	3,048		$184	17	0
	05/2023		25,600		1,532	144	0
	06/2024		$1,477	TWD	38,002	0	(235)

JPM	10/2022	BRL	139,513		$26,724	1,001	(139)
	10/2022	COP	29,316,454		6,878	536	0
	10/2022	SGD	7,805		5,446	11	0
	10/2022		$26,281	BRL	139,513	18	(436)
	10/2022		4,721	CNH	33,516	0	(26)
	10/2022		7,569	COP	32,036,880	0	(639)
	10/2022		14,960	HUF	6,232,837	0	(562)
	10/2022		10,415	PHP	596,777	0	(266)
	11/2022	NOK	26,130		$2,651	250	0
	11/2022		$24,675	BRL	128,613	0	(1,005)
	11/2022		3,047	IDR	45,744,876	0	(64)
	11/2022		41,263	INR	3,315,155	0	(771)
	11/2022		359	PKR	79,339	0	(13)
	11/2022	ZAR	14,324		$879	90	0
	12/2022	KZT	665,456		1,352	0	(8)
	12/2022	MXN	11,373		556	0	(1)
	12/2022		$22,438	KRW	30,145,052	0	(1,487)
	12/2022		1,441	TRY	25,694	0	(178)
	12/2022		20,207	TWD	628,331	0	(426)
	04/2023	BRL	216,200		$39,836	1,296	0
	06/2023		$307	VND	7,368,000	0	(4)

MBC	10/2022	BRL	92,300		$17,222	112	0
	10/2022	COP	12,057,218		2,897	289	0
	10/2022	GBP	1,426		1,625	33	0
	10/2022		$17,072	BRL	92,300	39	0
	10/2022		125	CLP	131,690	11	0
	10/2022		13,586	COP	58,433,102	0	(945)
	10/2022		127	CZK	3,288	4	0
	10/2022		6,028	EUR	6,024	8	(133)
	10/2022		5,188	GBP	4,440	0	(230)
	10/2022		125	MXN	2,507	0	(1)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2022		$40,801	SGD	57,275	$0	$(920)
	10/2022		12,678	TRY	236,068	0	(128)
	11/2022		515	DKK	3,940	6	0
	12/2022	CNH	7,991		$1,145	24	0
	12/2022	KRW	1,650,142		1,195	49	0
	12/2022		$1,145	CNY	7,966	0	(26)
	12/2022		89	TRY	1,731	0	(3)
	03/2023		4,800	COP	21,899,427	0	(190)
	05/2023		5,250	CNH	35,236	0	(283)

MYI	10/2022	CLP	949,282		$1,013	36	0
	10/2022	COP	3,092,188		734	65	0
	10/2022	GBP	866		997	30	0
	10/2022	MXN	5,407		261	0	(6)
	10/2022	MYR	45,649		10,032	247	0
	10/2022	PLN	3,603		737	12	0
	10/2022		$45	COP	174,285	0	(7)
	10/2022		196	CZK	4,871	0	(2)
	10/2022		7,296	DKK	56,327	128	0
	10/2022		19,730	EUR	20,450	312	0
	10/2022		42,150	MXN	860,952	442	0
	10/2022		25,949	MYR	116,529	0	(978)
	10/2022		284	PLN	1,354	0	(11)
	10/2022		454	ZAR	8,173	0	(3)
	11/2022	COP	79,867,761		$18,745	1,566	0
	11/2022	DKK	56,212		7,296	0	(128)
	11/2022	EUR	20,450		19,771	0	(311)
	11/2022	ILS	47,300		14,718	1,391	0
	11/2022	NZD	1,359		832	71	0
	11/2022		$2,576	IDR	38,115,173	0	(91)
	11/2022		33,135	THB	1,189,467	0	(1,547)
	12/2022	CNH	3,598		$516	11	0
	12/2022	KRW	1,114,823		809	34	0
	12/2022	TRY	33,647		2,663	1,009	0
	12/2022		$18,834	CNY	129,046	0	(712)
	12/2022		4,085	TWD	123,349	0	(202)
	05/2023	CZK	3,643	EUR	138	0	(6)

RBC	10/2022	MXN	35,714		$1,783	10	0
	10/2022		$2,034	CAD	2,667	0	(103)
	10/2022		7,473	MXN	149,681	0	(45)
	11/2022		809	AUD	1,133	0	(84)
	12/2022	TWD	1,489		$48	1	0
	12/2022		$672	MXN	13,752	3	0

RYL	10/2022	CHF	507		$530	16	0
	10/2022	GBP	3,757		4,346	151	0

SCX	10/2022	CHF	2,556		2,657	66	0
	10/2022	CNH	4,802		683	10	0
	10/2022		$15,443	CLP	14,539,257	0	(450)
	10/2022		136	MXN	2,788	2	0
	11/2022	COP	50,614,564		$11,909	1,020	0
	11/2022		$528	AUD	753	0	(46)
	11/2022		7,660	IDR	114,914,960	0	(168)
	11/2022		782	NOK	7,577	0	(85)
	11/2022		495	PKR	108,043	0	(23)
	12/2022	CNH	4,009		$574	12	0
	12/2022	KRW	6,281,380		4,558	192	0
	12/2022		$575	CNY	3,998	0	(13)
	12/2022		30,527	KRW	40,580,415	0	(2,323)
	12/2022		10,954	TWD	333,104	0	(468)
	01/2023	PEN	2,555		$643	9	0
	04/2023	KES	28,660		215	0	(15)

SOG	10/2022	EUR	19,526		19,650	513	0
	10/2022		$103	ZAR	1,646	0	(12)
	01/2023		9,235	RON	46,912	0	(66)
	01/2023	ZAR	14,080		$794	22	0
	03/2023	KES	22,145		171	0	(7)
	05/2023	CZK	6,093	EUR	234	0	(7)

TOR	10/2022	JPY	1,155,000		$8,599	619	0
	12/2022		3,820,000		26,916	296	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	79

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	10/2022	CZK	15,128		$616	$13	$0
	10/2022	HUF	1,073,413		2,480	1	0
	10/2022	SGD	119		83	0	0
	10/2022		$162	CNH	1,125	0	(4)
	10/2022		2,647	HUF	1,036,394	0	(253)
	10/2022		299	TRY	5,576	0	(2)
	11/2022	INR	104,095		$1,273	2	0
	11/2022		$76	CLP	67,928	0	(6)
	11/2022		5,035	GBP	4,639	148	0
	11/2022		2,165	IDR	32,224,548	0	(64)
	11/2022	ZAR	35,268		$2,177	235	0
	12/2022	TRY	1,618		73	0	(7)
	12/2022		$2,832	TRY	45,560	0	(593)
	02/2023	CNH	54,600		$8,492	817	0
	03/2023	ZAR	55,931		3,129	85	0
	05/2023	EUR	22	CZK	567	1	0

Total Forward Foreign Currency Contracts						$33,971	$(34,350)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC EUR versus CZK	CZK	26.330	05/10/2023	768	$24	$7
	Put - OTC EUR versus CZK		26.330	05/10/2023	768	24	37

SOG	Call - OTC EUR versus CZK		26.000	05/08/2023	768	23	9
	Put - OTC EUR versus CZK		26.000	05/08/2023	768	22	29

UAG	Call - OTC EUR versus CZK		25.975	05/08/2023	768	24	9
	Put - OTC EUR versus CZK		25.975	05/08/2023	768	21	28
	Call - OTC EUR versus CZK		26.200	05/08/2023	768	26	8
	Put - OTC EUR versus CZK		26.200	05/08/2023	768	23	34

						$187	$161

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.000%	04/26/2024	1,990,000	$84	$63

Total Purchased Options							$271	$224

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	1.941%	$500	$(1)	$(4)	$0	$(5)

JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	6.766	800	(19)	(13)	0	(32)
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.857	200	2	6	8	0

							$(18)	$(11)	$8	$(37)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	200	$(16)	$12	$0	$(4)

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS 351,546	$7	$7,035	$7,042	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	4.250%	Quarterly	09/21/2032	MYR	4,480	$(25)	$18	$0	$(7)

GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	(222)	0	(222)
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	(8)	0	(8)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(114)	0	(114)

MYC	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	THB	39,600	(4)	72	68	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		20,500	0	(69)	0	(69)

NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		420,790	41	687	728	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		376,700	(110)	(1,155)	0	(1,265)

SCX	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		280,770	89	135	224	0

								$(9)	$(656)	$1,020	$(1,685)

Total Swap Agreements								$(36)	$6,380	$8,070	$(1,726)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2,480	$0	$0	$2,480	$(2,369)	$0	$(11)	$(2,380)	$100	$0	$100
BPS	6,379	0	0	6,379	(6,086)	0	(5)	(6,091)	288	(160)	128
BRC	5,107	0	0	5,107	(77)	0	0	(77)	5,030	(4,790)	240
BSH	857	0	0	857	(2,027)	0	0	(2,027)	(1,170)	1,187	17
CBK	4,073	63	0	4,136	(3,406)	0	0	(3,406)	730	(299)	431
CLY	544	0	0	544	(235)	0	0	(235)	309	(370)	(61)
DUB	132	0	0	132	(265)	0	0	(265)	(133)	261	128
GLM	1,024	0	7,042	8,066	(2,153)	0	(344)	(2,497)	5,569	(5,730)	(161)
JPM	3,202	0	8	3,210	(6,025)	0	(32)	(6,057)	(2,847)	1,990	(857)
MBC	575	0	0	575	(2,859)	0	0	(2,859)	(2,284)	2,154	(130)
MYC	0	0	68	68	0	0	(69)	(69)	(1)	0	(1)
MYI	5,354	44	0	5,398	(4,004)	0	0	(4,004)	1,394	(739)	655
NGF	0	0	728	728	0	0	(1,265)	(1,265)	(537)	561	24
RBC	14	0	0	14	(232)	0	0	(232)	(218)	292	74
RYL	167	0	0	167	0	0	0	0	167	(260)	(93)
SCX	1,311	0	224	1,535	(3,591)	0	0	(3,591)	(2,056)	2,119	63
SOG	535	38	0	573	(92)	0	0	(92)	481	(520)	(39)
TOR	915	0	0	915	0	0	0	0	915	(630)	285
UAG	1,302	79	0	1,381	(929)	0	0	(929)	452	(270)	182

Total Over the Counter	$33,971	$224	$8,070	$42,265	$(34,350)	$0	$(1,726)	$(36,076)

(o)

Securities with an aggregate market value of $8,563 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	81

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$1,662	$1,663

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33,971	$0	$33,971
Purchased Options	0	0	0	161	63	224
Swap Agreements	0	8	0	7,042	1,020	8,070

	$0	$8	$0	$41,174	$1,083	$42,265

	$0	$9	$0	$41,174	$2,745	$43,928

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,594	$1,594

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,350	$0	$34,350
Swap Agreements	0	41	0	0	1,685	1,726

	$0	$41	$0	$34,350	$1,685	$36,076

	$0	$41	$0	$34,350	$3,279	$37,670

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	(307)	0	0	5,893	5,586

	$0	$(307)	$0	$0	$5,945	$5,638

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,783)	$0	$(5,783)
Purchased Options	0	0	0	(371)	0	(371)
Written Options	0	62	0	499	0	561
Swap Agreements	0	89	0	(441)	719	367

	$0	$151	$0	$(6,096)	$719	$(5,226)

	$0	$(156)	$0	$(6,096)	$6,664	$412

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(324)	$0	$0	$380	$56

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,149)	$0	$(4,149)
Purchased Options	0	0	0	510	(21)	489
Written Options	0	0	0	(107)	0	(107)
Swap Agreements	0	(91)	0	929	(538)	300

	$0	$(91)	$0	$(2,817)	$(559)	$(3,467)

	$0	$(415)	$0	$(2,817)	$(179)	$(3,411)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,388	$0	$3,388
Australia
Non-Agency Mortgage-Backed Securities	0	168	0	168
Bahamas
Sovereign Issues	0	559	0	559
Brazil
Corporate Bonds & Notes	0	613	2,632	3,245
Sovereign Issues	0	71,244	0	71,244
Cayman Islands
Asset-Backed Securities	0	4,556	0	4,556
Corporate Bonds & Notes	0	1,022	0	1,022
Colombia
Corporate Bonds & Notes	0	3,721	0	3,721
Sovereign Issues	0	14,290	0	14,290
Czech Republic
Sovereign Issues	0	2,336	0	2,336
Denmark
Corporate Bonds & Notes	0	6,766	0	6,766
India
Corporate Bonds & Notes	0	2,736	0	2,736
Ireland
Asset-Backed Securities	0	1,377	0	1,377
Israel
Corporate Bonds & Notes	0	1,323	0	1,323
Sovereign Issues	0	13,253	0	13,253
Ivory Coast
Loan Participations and Assignments	0	0	1,559	1,559
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,379	0	2,379
Kazakhstan
Corporate Bonds & Notes	0	1,487	0	1,487
Luxembourg
Corporate Bonds & Notes	0	189	856	1,045
Mauritius
Corporate Bonds & Notes	0	2,405	0	2,405
Mexico
Sovereign Issues	0	1,790	0	1,790
Morocco
Sovereign Issues	0	598	0	598
Netherlands
Corporate Bonds & Notes	0	2,878	0	2,878
Loan Participations and Assignments	0	232	0	232
Peru
Corporate Bonds & Notes	0	3,309	0	3,309
Sovereign Issues	0	7,072	0	7,072
Poland
Sovereign Issues	0	1,555	0	1,555

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Qatar
Loan Participations and Assignments	$0	$0	$2,597	$2,597
Russia
Sovereign Issues	0	550	0	550
South Africa
Corporate Bonds & Notes	0	3,037	3,056	6,093
Loan Participations and Assignments	0	0	2,253	2,253
Sovereign Issues	0	22,483	0	22,483
Spain
Corporate Bonds & Notes	0	180	0	180
Turkey
Loan Participations and Assignments	0	2,340	0	2,340
Uganda
Sovereign Issues	0	679	0	679
United Kingdom
Corporate Bonds & Notes	0	3,069	0	3,069
Non-Agency Mortgage-Backed Securities	0	1,752	0	1,752
United States
Asset-Backed Securities	0	9,896	0	9,896
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	693	0	693
Non-Agency Mortgage-Backed Securities	0	7,086	0	7,086
U.S. Government Agencies	0	178	0	178
Uzbekistan
Sovereign Issues	0	1,417	0	1,417
Zambia
Sovereign Issues	0	301	0	301
Short-Term Instruments
Repurchase Agreements	0	71,013	0	71,013
Short-Term Notes	0	5,100	0	5,100
Israel Treasury Bills	0	40,685	0	40,685
Japan Treasury Bills	0	112,089	0	112,089
Malaysia Treasury Bills	0	20,861	0	20,861
U.S. Treasury Bills	0	26,490	0	26,490

	$0	$481,145	$13,030	$494,175

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,705	$0	$0	$21,705

Total Investments	$21,705	$481,145	$13,030	$515,880

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	83

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,627	$0	$1,627
Over the counter	0	42,265	0	42,265

	$0	$43,892	$0	$43,892

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,594)	0	(1,594)
Over the counter	0	(36,072)	(4)	(36,076)

	$0	$(37,666)	$(4)	$(37,670)

Total Financial Derivative Instruments	$0	$6,226	$(4)	$6,222

Totals	$21,705	$487,371	$13,026	$522,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,284	$572	$0	$(11)	$0	$(1,213)	$0	$0	$2,632	$(1,213)
Ivory Coast
Loan Participations and Assignments	2,105	0	(191)	0	(34)	(321)	0	0	1,559	(336)
Jersey, Channel Islands
Corporate Bonds & Notes	2,726	0	0	3	0	(350)	0	(2,379)	0	0
Luxembourg
Corporate Bonds & Notes	0	804	0	10	0	42	0	0	856	42
Qatar
Loan Participations and Assignments	0	2,582	0	0	0	15	0	0	2,597	15
South Africa
Corporate Bonds & Notes	3,872	0	0	0	0	(816)	0	0	3,056	(816)
Loan Participations and Assignments	2,216	0	0	36	20	(19)	0	0	2,253	45
United States
Asset-Backed Securities	7,986	0	(6,912)	0	0	(1,074)	0	0	0	0
Common Stocks	0	77	0	0	0	0	0	0	77	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0

	$22,489	$4,035	$(7,403)	$38	$(14)	$(3,736)	$0	$(2,379)	$13,030	$(2,263)

Financial Derivative Instruments - Assets
Over the counter	$2,124	$0	$0	$0	$0	$(2,124)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(4,047)	$0	$2	$0	$0	$4,041	$0	$0	$(4)	$0

Totals	$20,566	$4,035	$(7,401)	$38	$(14)	$(1,819)	$0	$(2,379)	$13,026	$(2,263)

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$809	Discounted Cash Flow	Discount Spread	27.500	—
	1,823	Reference Instrument	Weighted Average	BRL 37.290	—
Ivory Coast
Loan Participations and Assignments	1,559	Indicative Market Quotation	Price	7.510	—
Luxembourg
Corporate Bonds & Notes	856	Discounted Cash Flow	Discount Rate	13.880	—
Qatar
Loan Participations and Assignments	2,597	Third Party Vendor	Broker Quote	99.900	—
South Africa
Corporate Bonds & Notes	3,056	Reference Instrument	Yield	10.296	—
Loan Participations and Assignments	2,253	Discounted Cash Flow	Discount Rate	4.193	—
United States
Common Stocks	77	Recent Transaction	Price	$ 0.108	—

Financial Derivative Instruments - Liabilities
Over the counter	(4)	Indicative Market Quotation	Broker Quote	(2.142)	—

Total	$13,026

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	85

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.6%

AZERBAIJAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$700	$692

Total Azerbaijan (Cost $750)			692

BRAZIL 5.9%

CORPORATE BONDS & NOTES 0.6%

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$720	698

BRF SA
4.875% due 01/24/2030		200	158

Vale SA
0.000% due 12/29/2049 «~(d)	BRL	10,800	715

			1,571

SOVEREIGN ISSUES 5.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (b)		77,600	13,499

Total Brazil (Cost $16,171)			15,070

CAYMAN ISLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		$500	108

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(a)		1,500	164

KWG Group Holdings Ltd.
0.000% due 02/13/2026		900	151

Poinsettia Finance Ltd.
6.625% due 06/17/2031		930	851

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025		900	123

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(a)		1,800	265

Total Cayman Islands (Cost $6,531)			1,662

CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%

Yango Justice International Ltd.
7.500% due 02/17/2025 ^(a)		$1,000	55

Total China (Cost $990)			55

ECUADOR 0.2%

SOVEREIGN ISSUES 0.2%

Ecuador Government International Bond
2.500% due 07/31/2035 þ		$1,800	603

Total Ecuador (Cost $1,206)			603

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GHANA 0.1%

SOVEREIGN ISSUES 0.1%

Ghana Government International Bond
8.875% due 05/07/2042		$700	$261

Total Ghana (Cost $677)			261

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Periama Holdings LLC
5.950% due 04/19/2026		$200	174

Total India (Cost $209)			174

MEXICO 0.3%

CORPORATE BONDS & NOTES 0.3%

Petroleos Mexicanos
6.500% due 06/02/2041		$1,200	698

Total Mexico (Cost $1,032)			698

MOROCCO 0.3%

SOVEREIGN ISSUES 0.3%

Morocco Government International Bond
4.250% due 12/11/2022		$700	698

Total Morocco (Cost $701)			698

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		$510	503
10.447% (US0006M + 7.500%) due 07/01/2023 ~		443	448

			951

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Sigma Bidco BV
6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	800	116

Total Netherlands (Cost $1,139)			1,067

NIGERIA 0.1%

CORPORATE BONDS & NOTES 0.1%

BOI Finance BV
7.500% due 02/16/2027	EUR	300	240

Total Nigeria (Cost $343)			240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
1.125% due 11/20/2027 ^(a)	EUR	100	$44
5.100% due 03/28/2035 ^(a)		$200	87

Total Russia (Cost $197)			131

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (f) 0.2%
			595

JAPAN TREASURY BILLS 0.9%
(0.130)% due 11/07/2022 (b)(c)	JPY	350,000	2,419

Total Short-Term Instruments (Cost $3,187)			3,014

Total Investments in Securities (Cost $33,133)			24,365

		SHARES
INVESTMENTS IN AFFILIATES 90.2%

UNITED STATES (e) 86.2%

MUTUAL FUNDS 86.2%

PIMCO Emerging Markets Bond Fund		7,080,327	54,165

PIMCO Emerging Markets Corporate Bond Fund		6,452,239	54,263

PIMCO Emerging Markets Local Currency and Bond Fund		21,852,328	111,010

Total United States (Cost $267,427)			219,438

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%

PIMCO Short-Term Floating NAV Portfolio III		1,052,748	10,221

Total Short-Term Instruments (Cost $10,219)			10,221

Total Investments in Affiliates (Cost $277,646)			229,659

Total Investments 99.8% (Cost $310,779)			$254,024

Financial Derivative Instruments (g)(h) 0.2% (Cost or Premiums, net $(580))			417

Other Assets and Liabilities, net 0.0%			196

Net Assets 100.0%			$254,637

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$595	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(607)	$595	$595

Total Repurchase Agreements						$(607)	$595	$595

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$595	$0	$0	$595	$(607)	$(12)

Total Borrowings and Other Financing Transactions	$595	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$4,400	$(155)	$(2)	$(157)	$15	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month KRW-KORIBOR	1.750%	Quarterly	12/15/2026	KRW	43,693,600	$(1,606)	$(1,281)	$(2,887)	$153	$0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		22,462,000	1,535	1,098	2,633	0	(175)

							$(71)	$(183)	$(254)	$153	$(175)

Total Swap Agreements							$(226)	$(185)	$(411)	$168	$(175)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$168	$168	$0	$0	$(175)	$(175)

Cash of $785 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	87

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BPS	10/2022	PLN	755	$163	$10	$0

BRC	11/2022	JPY	350,000	2,649	223	0

BSH	04/2023	BRL	40,300	7,423	239	0

JPM	04/2023		37,300	6,941	292	0

SOG	11/2022	EUR	108	111	5	0

UAG	11/2022		258	265	12	0

Total Forward Foreign Currency Contracts					$781	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.808%	$	1,300	$(65)	$(21)	$0	$(86)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		400	(19)	(14)	0	(33)

BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	38.229		600	(114)	(85)	0	(199)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		300	(11)	(14)	0	(25)

JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	6.766		600	(14)	(10)	0	(24)

								$(223)	$(144)	$0	$(367)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$6	$0	$(2)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	998,800	$102	$1,631	$1,733	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		512,300	(219)	(1,502)	0	(1,721)

MYI	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		64,400	(7)	119	112	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		33,300	1	(113)	0	(112)

								$(123)	$135	$1,845	$(1,833)

Total Swap Agreements								$(354)	$(3)	$1,845	$(2,202)

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$0	$(88)	$(88)	$(88)	$0	$(88)
BPS	10	0	0	10	0	0	(33)	(33)	(23)	0	(23)
BRC	223	0	0	223	0	0	(199)	(199)	24	0	24
BSH	239	0	0	239	0	0	0	0	239	0	239
GLM	0	0	1,733	1,733	0	0	(1,721)	(1,721)	12	(280)	(268)
GST	0	0	0	0	0	0	(25)	(25)	(25)	0	(25)
JPM	292	0	0	292	0	0	(24)	(24)	268	0	268
MYI	0	0	112	112	0	0	(112)	(112)	0	0	0
SOG	5	0	0	5	0	0	0	0	5	0	5
UAG	12	0	0	12	0	0	0	0	12	0	12

Total Over the Counter	$781	$0	$1,845	$2,626	$0	$0	$(2,202)	$(2,202)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$15	$0	$0	$153	$168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$781	$0	$781
Swap Agreements	0	0	0	0	1,845	1,845

	$0	$0	$0	$781	$1,845	$2,626

	$0	$15	$0	$781	$1,998	$2,794

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$175	$175

Over the counter
Swap Agreements	$0	$369	$0	$0	$1,833	$2,202

	$0	$369	$0	$0	$2,008	$2,377

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	89

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)	September 30, 2022	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(80)	$0	$0	$(204)	$(284)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49	$0	$49
Swap Agreements	0	56	0	11	(20)	47

	$0	$56	$0	$60	$(20)	$96

	$0	$(24)	$0	$60	$(224)	$(188)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(25)	$0	$0	$24	$(1)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$775	$0	$775
Swap Agreements	0	(201)	0	(10)	(96)	(307)

	$0	$(201)	$0	$765	$(96)	$468

	$0	$(226)	$0	$765	$(72)	$467

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$692	$0	$692
Brazil
Corporate Bonds & Notes	0	856	715	1,571
Sovereign Issues	0	13,499	0	13,499
Cayman Islands
Corporate Bonds & Notes	0	1,662	0	1,662
China
Corporate Bonds & Notes	0	55	0	55
Ecuador
Sovereign Issues	0	603	0	603
Ghana
Sovereign Issues	0	261	0	261
India
Corporate Bonds & Notes	0	174	0	174
Mexico
Corporate Bonds & Notes	0	698	0	698
Morocco
Sovereign Issues	0	698	0	698
Netherlands
Corporate Bonds & Notes	0	951	0	951
Loan Participations and Assignments	0	116	0	116
Nigeria
Corporate Bonds & Notes	0	240	0	240
Russia
Sovereign Issues	0	131	0	131
Short-Term Instruments
Repurchase Agreements	0	595	0	595
Japan Treasury Bills	0	2,419	0	2,419

	$0	$23,650	$715	$24,365

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
United States
Mutual Funds	$219,438	$0	$0	$219,438
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,221	0	0	10,221

	$229,659	$0	$0	$229,659

Total Investments	$229,659	$23,650	$715	$254,024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	168	0	168
Over the counter	0	2,626	0	2,626

	$0	$2,794	$0	$2,794

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(175)	0	(175)
Over the counter	0	(2,200)	(2)	(2,202)

	$0	$(2,375)	$(2)	$(2,377)

Total Financial Derivative Instruments	$0	$419	$(2)	$417

Totals	$229,659	$24,069	$713	$254,441

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$43	$8
1.500% due 07/09/2035 þ		29	5

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	1,170	4

Total Argentina (Cost $40)			17

AUSTRALIA 2.7%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
3.483% due 12/05/2059 •		$31	30
3.563% due 09/05/2057 ~		85	85

			115

SOVEREIGN ISSUES 2.7%

Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	1,924
0.750% due 11/21/2027 (h)		1,815	1,109
1.000% due 11/21/2031		600	299
1.250% due 05/21/2032		100	51
1.750% due 06/21/2051		50	19
4.500% due 04/21/2033		500	336

New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)		4,309	2,864

Northern Territory Treasury Corp.
2.000% due 04/21/2031		500	262

Treasury Corp. of Victoria
4.250% due 12/20/2032		600	375

			7,239

Total Australia (Cost $8,930)			7,354

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Erste Group Bank AG
6.500% due 04/15/2024 •(i)(j)	EUR	200	182

Total Austria (Cost $249)			182

BRAZIL 1.0%

CORPORATE BONDS & NOTES 1.0%

Banco Votorantim SA
4.500% due 09/24/2024		$1,000	971

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (f)(i)		653	1

Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	10,208	1,722

Total Brazil (Cost $3,840)			2,694

CANADA 1.0%

CORPORATE BONDS & NOTES 0.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$159	138

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	431

			569

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	257	184

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Canada Government Real Return Bond
3.000% due 12/01/2036 (h)	CAD	2,081	$1,803

Total Canada (Cost $3,262)			2,556

CAYMAN ISLANDS 9.8%

ASSET-BACKED SECURITIES 8.7%

American Money Management Corp. CLO Ltd.
3.862% due 11/10/2030 •		$800	789
4.038% due 11/02/2030 •		800	790

Anchorage Capital CLO Ltd.
3.652% due 07/15/2032 •		800	785

Apidos CLO
3.640% due 07/18/2029 •		800	785

Ares CLO Ltd.
3.562% due 01/15/2032 •		800	780
3.790% due 04/18/2031 •		800	782
3.809% due 04/22/2031 •		800	779

Atlas Senior Loan Fund Ltd.
3.602% due 01/15/2031 •		786	771

BDS Ltd.
4.343% due 12/16/2036 •		900	874

Benefit Street Partners CLO Ltd.
3.770% due 01/17/2032 •		900	875

Carlyle Global Market Strategies CLO Ltd.
3.839% due 04/22/2032 •		800	780

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •		800	778

CIFC Funding Ltd.
3.733% due 10/24/2030 •		800	787
3.740% due 04/18/2031 •		800	785

Elevation CLO Ltd.
3.733% due 10/25/2030 •		900	883

GPMT Ltd.
4.402% due 12/15/2036 •		900	883

Halseypoint CLO Ltd.
4.232% due 11/30/2032 ~		800	781

LCM LP
3.608% due 07/19/2027 •		892	878

LCM Ltd.
3.790% due 04/20/2031 •		800	776

Madison Park Funding Ltd.
3.262% due 04/15/2029 •		770	759

MidOcean Credit CLO
3.836% due 01/29/2030 ~		708	698
4.034% due 02/20/2031 •		800	784

Sculptor CLO Ltd.
3.782% due 01/15/2031 ~		800	784

Sound Point CLO Ltd.
3.763% due 07/25/2030 •		900	884

Starwood Commercial Mortgage Trust
4.139% due 04/18/2038 •		800	783

THL Credit Wind River CLO Ltd.
3.592% due 04/15/2031 ~		800	778

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		800	779

Venture CLO Ltd.
3.392% due 04/15/2027 ~		140	137
3.942% due 07/30/2032 ~		900	871

Wind River CLO Ltd.
3.790% due 07/18/2031 •		797	781

			23,379

CORPORATE BONDS & NOTES 1.0%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		471	369

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		71	69

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(c)		$4,843	$950

SA Global Sukuk Ltd.
2.694% due 06/17/2031		400	338

Sands China Ltd.
5.625% due 08/08/2025		200	182
5.900% due 08/08/2028		300	253

Tencent Holdings Ltd.
2.390% due 06/03/2030		700	550

			2,711

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

MF1 Multifamily Housing Mortgage Loan Trust
3.810% due 07/15/2036 •		192	186

Total Cayman Islands (Cost $29,721)			26,276

CHILE 0.6%

CORPORATE BONDS & NOTES 0.4%

Banco Santander Chile
2.700% due 01/10/2025		$1,100	1,028

SOVEREIGN ISSUES 0.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	645,000	583

Total Chile (Cost $2,088)			1,611

CHINA 0.7%

SOVEREIGN ISSUES 0.7%

China Government International Bond
3.530% due 10/18/2051	CNY	7,500	1,126
3.720% due 04/12/2051		2,600	401
3.810% due 09/14/2050		3,200	501

Total China (Cost $2,178)			2,028

COLOMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
4.500% due 03/15/2029		$200	165

Total Colombia (Cost $196)			165

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	163
2.500% due 08/25/2028		900	31

Total Czech Republic (Cost $262)			194

DENMARK 2.6%

CORPORATE BONDS & NOTES 2.6%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	16,107	1,446

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		33,274	2,935
1.500% due 10/01/2053		3,160	296

Nykredit Realkredit AS
1.000% due 10/01/2050		14,647	1,296
1.500% due 10/01/2053		687	66

Realkredit Danmark AS
1.000% due 10/01/2050		4,486	407
1.500% due 10/01/2053		4,909	471

Total Denmark (Cost $11,480)			6,917

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	91

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DOMINICAN REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Dominican Republic International Bond
6.500% due 02/15/2048		$500	$371

Total Dominican Republic (Cost $571)			371

FRANCE 2.4%

CORPORATE BONDS & NOTES 1.3%

BNP Paribas SA
2.219% due 06/09/2026 •		$800	720
3.800% due 01/10/2024		1,000	982

Societe Generale SA
1.488% due 12/14/2026 •		600	508
2.797% due 01/19/2028 •		200	169
3.337% due 01/21/2033 •		400	299
4.677% due 06/15/2027		800	763

			3,441

SOVEREIGN ISSUES 1.1%

France Government International Bond
0.100% due 07/25/2031 (h)	EUR	779	752
0.500% due 05/25/2072		100	39
0.750% due 05/25/2052		2,600	1,447
1.500% due 05/25/2050		700	495
2.000% due 05/25/2048		300	242

			2,975

Total France (Cost $9,350)			6,416

GERMANY 1.9%

CORPORATE BONDS & NOTES 1.9%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	667
2.129% due 11/24/2026 •(k)		$500	425
2.625% due 12/16/2024	GBP	100	100
2.625% due 02/12/2026	EUR	600	544
3.035% due 05/28/2032 •(k)		$1,100	790
3.547% due 09/18/2031 •		200	153
3.729% due 01/14/2032 •(k)		900	607
3.961% due 11/26/2025 •		1,300	1,215

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		800	690

Total Germany (Cost $6,661)			5,191

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government International Bond
5.375% due 04/24/2032		$200	175

Total Guatemala (Cost $235)			175

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Muthoot Finance Ltd.
6.125% due 10/31/2022		$900	898

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		400	398

Total India (Cost $1,301)			1,296

INDONESIA 0.7%

CORPORATE BONDS & NOTES 0.2%

Pertamina Persero PT
6.450% due 05/30/2044		$700	656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Indonesia Government International Bond
8.375% due 03/15/2034	IDR	18,578,000	$1,306

Total Indonesia (Cost $2,052)			1,962

IRELAND 1.8%

ASSET-BACKED SECURITIES 1.5%

Accunia European CLO DAC
0.950% due 07/15/2030 ~	EUR	357	343

Aurium CLO DAC
0.732% due 01/16/2031 •		800	764

BlueMountain Fuji EUR CLO II DAC
0.650% due 07/15/2030 ~		573	549

Cairn CLO DAC
0.780% due 10/15/2031 •		400	378

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •		400	378

Dryden Euro CLO DAC
0.660% due 04/15/2033 ~		250	237

Jubilee CLO DAC
0.610% due 04/15/2030 ~		700	671
0.650% due 04/15/2031 •		300	280

Man GLG Euro CLO DAC
1.690% due 12/15/2031 ~		400	378

			3,978

CORPORATE BONDS & NOTES 0.3%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	254
3.000% due 10/29/2028		300	241

AIB Group PLC
4.750% due 10/12/2023		200	197

			692

Total Ireland (Cost $5,788)			4,670

ISRAEL 0.6%

CORPORATE BONDS & NOTES 0.1%

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		$400	345

SOVEREIGN ISSUES 0.5%

Israel Government International Bond
2.000% due 03/31/2027	ILS	2,100	557
3.800% due 05/13/2060		$1,000	762

			1,319

Total Israel (Cost $2,087)			1,664

ITALY 7.4%

CORPORATE BONDS & NOTES 0.6%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	529
2.625% due 04/28/2025		300	253

UniCredit SpA
2.569% due 09/22/2026 •		$500	429
7.830% due 12/04/2023		500	504

			1,715

SOVEREIGN ISSUES 6.8%

Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (h)	EUR	17,933	18,412

Total Italy (Cost $22,813)			20,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IVORY COAST 0.3%

SOVEREIGN ISSUES 0.3%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,000	$720

Total Ivory Coast (Cost $953)			720

JAPAN 3.4%

CORPORATE BONDS & NOTES 0.5%

Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$400	393
4.236% (US0003M + 1.000%) due 09/11/2024 ~		700	700

Olympus Corp.
2.143% due 12/08/2026		200	175

			1,268

SOVEREIGN ISSUES 2.9%

Japan Government International Bond
0.100% due 03/10/2028 (h)	JPY	145,039	1,054
0.100% due 03/10/2029 (h)		648,163	4,725
0.500% due 03/20/2049		199,000	1,129
0.700% due 12/20/2048		6,000	36
0.700% due 06/20/2051		168,000	982

			7,926

Total Japan (Cost $12,184)			9,194

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%

CPI Property Group SA
1.500% due 01/27/2031	EUR	200	125

Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$800	396

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(d)		800	56
5.250% due 05/23/2023 ^(d)(j)		1,800	243

Total Luxembourg (Cost $3,721)			820

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	165
4.550% due 04/21/2050		200	179

Total Malaysia (Cost $400)			344

MEXICO 0.3%

CORPORATE BONDS & NOTES 0.2%

Petroleos Mexicanos
6.750% due 09/21/2047		$1,190	665

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.750% due 10/12/2110		200	155

Total Mexico (Cost $1,255)			820

MOROCCO 0.3%

SOVEREIGN ISSUES 0.3%

Morocco Government International Bond
2.000% due 09/30/2030	EUR	1,100	769
4.000% due 12/15/2050		$200	115

Total Morocco (Cost $1,143)			884

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$300	$280

Total Multinational (Cost $317)			280

NETHERLANDS 1.3%

CORPORATE BONDS & NOTES 1.2%

Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$600	545
3.758% due 04/06/2033 •		250	207

Enel Finance International NV
1.875% due 07/12/2028		600	467

Prosus NV
1.207% due 01/19/2026	EUR	400	332
3.257% due 01/19/2027		$900	755

Syngenta Finance NV
4.441% due 04/24/2023		700	696

Volkswagen Financial Services NV
0.875% due 02/20/2025	GBP	200	193

			3,195

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

EMF-NL Prime BV
0.802% due 04/17/2041 ~	EUR	159	149

Eurosail PLC
1.502% due 10/17/2040 •		47	46

			195

		SHARES
PREFERRED SECURITIES 0.0%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)		105,050	95

Total Netherlands (Cost $4,096)			3,485

		PRINCIPAL AMOUNT (000S)
NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	500	225

Total New Zealand (Cost $351)			225

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	229

Total Norway (Cost $291)			229

PERU 1.3%

CORPORATE BONDS & NOTES 0.1%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,200	280

SOVEREIGN ISSUES 1.2%

Peru Government International Bond
5.350% due 08/12/2040		1,400	243
5.940% due 02/12/2029		8,200	1,811
6.150% due 08/12/2032		900	189
6.350% due 08/12/2028		4,400	1,010

			3,253

Total Peru (Cost $4,838)			3,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.1%

SOVEREIGN ISSUES 0.1%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	$310

Total Philippines (Cost $492)			310

QATAR 0.4%

CORPORATE BONDS & NOTES 0.2%

Qatar Energy
2.250% due 07/12/2031		$200	162
3.125% due 07/12/2041		200	146
3.300% due 07/12/2051		200	142

			450

SOVEREIGN ISSUES 0.2%

Qatar Government International Bond
4.400% due 04/16/2050		300	265
4.817% due 03/14/2049		300	278

			543

Total Qatar (Cost $1,197)			993

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bond
1.375% due 12/02/2029	EUR	360	234
1.750% due 07/13/2030		200	128
2.000% due 01/28/2032		400	243
2.000% due 04/14/2033		900	523
2.625% due 12/02/2040		100	50
2.750% due 04/14/2041		100	50
2.875% due 04/13/2042		300	152

Total Romania (Cost $2,494)			1,380

RUSSIA 0.3%

SOVEREIGN ISSUES 0.3%

Russia Government International Bond
7.250% due 05/10/2034 (d)	RUB	38,500	211
7.650% due 04/10/2030 (d)		87,400	479

Total Russia (Cost $2,050)			690

SAUDI ARABIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$900	814

Total Saudi Arabia (Cost $930)			814

SERBIA 0.5%

SOVEREIGN ISSUES 0.5%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	400	220
3.125% due 05/15/2027		1,400	1,125

Total Serbia (Cost $2,028)			1,345

SOUTH AFRICA 0.0%

SOVEREIGN ISSUES 0.0%

South Africa Government International Bond
5.375% due 07/24/2044		$200	131

Total South Africa (Cost $197)			131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Government International Bond
2.375% due 12/10/2028	KRW	1,620,000	$1,023
5.500% due 03/10/2028		360,000	267

Total South Korea (Cost $1,840)			1,290

SPAIN 0.8%

CORPORATE BONDS & NOTES 0.2%

Banco Santander SA
1.849% due 03/25/2026		$200	173
3.496% due 03/24/2025		400	381

			554

SOVEREIGN ISSUES 0.6%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	197

Spain Government International Bond
1.450% due 10/31/2071		300	146
3.450% due 07/30/2066		1,300	1,200

			1,543

Total Spain (Cost $3,492)			2,097

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%

Asian Development Bank
6.150% due 02/25/2030	INR	173,700	1,982

Total Supranational (Cost $2,316)			1,982

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.1%

Credit Suisse Group AG
3.869% due 01/12/2029 •		$500	409
4.470% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,091
6.375% due 08/21/2026 •(i)(j)		400	292
6.537% due 08/12/2033 •		250	225

Total Switzerland (Cost $3,326)			3,017

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		$200	121
3.125% due 09/30/2049		200	141
3.875% due 04/16/2050		200	164

Total United Arab Emirates (Cost $553)			426

UNITED KINGDOM 10.1%

CORPORATE BONDS & NOTES 4.5%

Antofagasta PLC
2.375% due 10/14/2030		$400	300

Barclays Bank PLC
7.625% due 11/21/2022 (j)		1,500	1,500

Barclays PLC
4.338% due 05/16/2024 •		500	495
7.125% due 06/15/2025 •(i)(j)	GBP	800	776

HSBC Holdings PLC
2.804% due 05/24/2032 •		$1,000	736
3.961% (US0003M + 1.000%) due 05/18/2024 ~		400	395
4.041% due 03/13/2028 •		700	633
4.292% due 09/12/2026 •		600	566

John Lewis PLC
6.125% due 01/21/2025	GBP	100	105

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	93

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marks & Spencer PLC
4.250% due 12/08/2023	GBP	100	$107

Nationwide Building Society
3.766% due 03/08/2024 •		$1,400	1,385

NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		200	126
5.076% due 01/27/2030 •		300	274
5.191% (US0003M + 1.550%) due 06/25/2024 ~		1,000	998

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	100	90

Santander U.K. Group Holdings PLC
4.750% due 09/15/2025		$900	853

Standard Chartered PLC
1.319% due 10/14/2023 •		800	799
1.822% due 11/23/2025 •		600	545
2.678% due 06/29/2032 •		200	146

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	92	86
5.744% due 04/13/2040		185	181
5.801% due 10/13/2040		470	458

Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	486

			12,040

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%

Alba PLC
2.314% due 11/25/2042 ~		400	426

Avon Finance PLC
3.045% due 09/20/2048 •		493	548

Eurosail PLC
1.094% due 03/13/2045 ~	EUR	99	96

Great Hall Mortgages PLC
1.193% due 06/18/2039 •		300	288
2.409% due 06/18/2038 •	GBP	122	135
2.996% due 03/18/2039 ~		372	410
3.006% due 06/18/2039 ~		132	144

Mortgage Funding PLC
3.825% due 03/13/2046 •		5	6

Newgate Funding PLC
1.600% due 12/15/2050 ~	EUR	283	264

Residential Mortgage Securities PLC
3.395% due 06/20/2070 •	GBP	420	471

Ripon Mortgages PLC
2.728% due 08/28/2056 •		2,206	2,430

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •		1,002	1,108

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		1,638	1,829
2.833% due 10/20/2051 •		592	660

			8,815

		SHARES
PREFERRED SECURITIES 0.1%

Nationwide Building Society
10.250% ~		1,360	178

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 2.2%

United Kingdom Gilt
0.125% due 03/22/2024 (h)	GBP	4,814	5,489
1.250% due 07/31/2051		800	500

			5,989

Total United Kingdom (Cost $32,533)			27,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 51.7%

ASSET-BACKED SECURITIES 4.4%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040	$34	$34

ACE Securities Corp. Home Equity Loan Trust
3.984% due 12/25/2034 •	111	102

Argent Securities Trust
3.384% due 07/25/2036 •	664	198
3.564% due 07/25/2036 •	830	247

Asset-Backed Funding Certificates Trust
3.244% due 01/25/2037 •	432	263

Bear Stearns Asset-Backed Securities Trust
3.324% due 06/25/2047 ~	260	258
3.819% due 09/25/2035 ~	559	557
3.884% due 09/25/2046 •	71	66

Countrywide Asset-Backed Certificates Trust
3.304% due 09/25/2037 ^•	61	62
3.804% due 07/25/2034 •	87	85
4.461% due 07/25/2036 ~	18	17

Credit Suisse First Boston Mortgage Securities Corp.
3.394% due 01/25/2032 ~	10	10

Credit-Based Asset Servicing & Securitization LLC
1.844% due 07/25/2037 ~	188	130

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.267% due 03/25/2037 ^þ	908	371

Fieldstone Mortgage Investment Trust
2.764% due 11/25/2036 ~	945	606

First Franklin Mortgage Loan Trust
4.359% due 07/25/2034 ~	122	120

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •	800	769

GSAA Home Equity Trust
3.984% due 08/25/2037 ~	44	43

GSAMP Trust
3.174% due 01/25/2037 •	144	90
3.234% due 12/25/2046 ~	620	324
3.624% due 04/25/2036 ~	630	426

HSI Asset Securitization Corp. Trust
3.524% due 12/25/2036 ~	508	141

JP Morgan Mortgage Acquisition Trust
3.244% due 08/25/2036 •	3	2

Massachusetts Educational Financing Authority
3.733% due 04/25/2038 •	25	24

MASTR Asset-Backed Securities Trust
3.564% due 03/25/2036 ~	538	388

Merrill Lynch Mortgage Investors Trust
3.304% due 08/25/2037 •	470	256
3.604% due 04/25/2037 ~	632	323

Morgan Stanley ABS Capital, Inc. Trust
3.174% due 01/25/2037 •	501	252
3.224% due 10/25/2036 •	553	274
3.224% due 11/25/2036 •	197	102
3.304% due 11/25/2036 •	197	102
3.314% due 10/25/2036 ~	732	409
3.729% due 09/25/2035 •	41	41

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ	478	198

Residential Asset Securities Corp. Trust
3.764% due 11/25/2035 •	21	21

SMB Private Education Loan Trust
3.735% due 02/16/2055 ~	665	656

Specialty Underwriting & Residential Finance Trust
3.573% due 02/25/2037 ^þ	499	207

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	475	422
2.710% due 01/25/2060 ~	444	419
2.900% due 10/25/2059 ~	1,760	1,665

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031	1,100	1,061

		11,741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 6.9%

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		$400	$383

American Airlines Pass-Through Trust
3.600% due 03/22/2029		623	560

Bank of America Corp.
2.551% due 02/04/2028 •		200	174
2.972% due 02/04/2033 •		300	235
3.384% due 04/02/2026 •		200	189

Bayer U.S. Finance LLC
4.303% (US0003M + 1.010%) due 12/15/2023 ~		600	598
4.375% due 12/15/2028		200	183

Boeing Co.
5.040% due 05/01/2027		200	193

Broadcom, Inc.
2.450% due 02/15/2031		400	302
2.600% due 02/15/2033		200	143
3.469% due 04/15/2034		200	150

Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	974
3.950% due 06/30/2062		600	357

Citigroup, Inc.
3.070% due 02/24/2028 •		500	446
3.785% due 03/17/2033 •(k)		400	336

Corebridge Financial, Inc.
3.650% due 04/05/2027		300	274

CVS Pass-Through Trust
7.507% due 01/10/2032		1,091	1,154

Dell International LLC
6.020% due 06/15/2026		200	201

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		100	84

Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	290

Ford Motor Credit Co. LLC
1.051% due 11/15/2023 •		100	96
1.203% due 12/07/2022 •		100	98
2.748% due 06/14/2024	GBP	200	202
3.370% due 11/17/2023		$300	291
3.375% due 11/13/2025		400	354

GA Global Funding Trust
2.250% due 01/06/2027		200	173

GLP Capital LP
5.250% due 06/01/2025		200	194

Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	449
1.757% due 01/24/2025 •		$700	666
3.615% due 03/15/2028 •		800	729
4.223% due 05/01/2029 •		200	182

GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2029		500	437

Helmerich & Payne, Inc.
2.900% due 09/29/2031		200	157

Hyatt Hotels Corp.
1.300% due 10/01/2023		200	192

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		800	708
4.080% due 04/26/2026 •		900	867
4.912% due 07/25/2033 •		200	185

Kilroy Realty LP
3.450% due 12/15/2024		100	96

Las Vegas Sands Corp.
2.900% due 06/25/2025		300	269

Mileage Plus Holdings LLC
6.500% due 06/20/2027		380	373

Morgan Stanley
2.630% due 02/18/2026 •		500	466

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		300	226

Oracle Corp.
2.875% due 03/25/2031 (k)		1,100	869
3.950% due 03/25/2051 (k)		200	133

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Organon & Co.
2.875% due 04/30/2028	EUR	100	$79
5.125% due 04/30/2031		$200	164

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	81
3.150% due 01/01/2026		100	90
3.500% due 06/15/2025		100	90
4.000% due 12/01/2046		100	64
4.550% due 07/01/2030		100	86

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,200	1,152

Rio Oil Finance Trust
9.250% due 07/06/2024		508	513

Southern California Edison Co.
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		200	200
3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~		200	197

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		200	193

			18,547

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		300	274

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.958% due 06/01/2025		300	275

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
4.131% due 06/15/2042		100	81

			356

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%

Adjustable Rate Mortgage Trust
3.803% due 01/25/2035 ~		6	6

Banc of America Funding Trust
3.261% due 05/25/2035 ~		59	57
3.413% due 04/20/2047 ^•		59	48
3.504% due 04/25/2037 ^•		52	46
6.000% due 07/25/2037 ^		157	124

Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		55	45

Barclays Commercial Mortgage Securities Trust
3.818% due 07/15/2037 ~		800	780

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		817	678

BCAP LLC Trust
3.504% due 05/25/2047 ~		197	181

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 02/25/2036 •		16	15
2.820% due 02/25/2034 ~		5	5
3.081% due 04/25/2034 ~		72	68
4.390% due 08/25/2035 ~		3	3

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~		66	62
3.558% due 09/25/2035 ^~		202	90

BWAY Mortgage Trust
4.068% due 09/15/2036 •		800	773

BX Commercial Mortgage Trust
3.548% due 10/15/2036 ~		900	861

Chase Mortgage Finance Trust
3.147% due 03/25/2037 ^~		136	129
3.719% due 07/25/2037 ~		24	21

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		352	281
2.605% due 04/25/2037 ^~		135	114
2.882% due 05/25/2035 ~		22	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
3.044% due 06/25/2037 ~	$144	$119
3.203% due 07/20/2046 ^•	74	57
5.500% due 10/25/2035 ^	15	11
5.500% due 02/25/2036 ^	34	22
6.000% due 01/25/2037 ^	263	225
6.000% due 02/25/2037 ^	499	201
6.000% due 05/25/2037 ^	420	212
6.250% due 12/25/2036 ^•	381	180
6.500% due 08/25/2037 ^	322	146
8.000% due 10/25/2036 ^	21	16

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	113	60
6.250% due 09/25/2036 ^	194	80

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 06/25/2035 ~	106	100

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	175	139

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 ^þ	208	186

GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.396% due 10/25/2033 ~	5	5

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	180	144
2.500% due 01/25/2052 ~	815	651
2.500% due 02/25/2052 ~	355	283
3.000% due 08/26/2052 ~	959	792
3.000% due 09/25/2052 ~	1,461	1,212

GSR Mortgage Loan Trust
3.096% due 05/25/2037 ^~	11	7

HarborView Mortgage Loan Trust
3.224% due 07/19/2035 ^~	0	1
3.524% due 02/25/2036 ^~	23	9

Impac Secured Assets Trust
3.541% due 07/25/2035 ~	49	44

IndyMac INDX Mortgage Loan Trust
2.975% due 12/25/2034 ~	3	3
3.234% due 06/25/2036 ~	160	148
3.564% due 07/25/2035 •	6	5

JP Morgan Alternative Loan Trust
2.772% due 12/25/2036 ~	19	18
3.626% due 05/25/2037 ^~	200	171

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	718	574
2.650% due 02/25/2035 ~	2	2
3.000% due 12/25/2051 ~	712	591
3.000% due 01/25/2052 ~	1,428	1,185
3.000% due 03/25/2052 ~	1,497	1,242
3.000% due 04/25/2052 ~	1,397	1,159
3.000% due 05/25/2052 ~	2,093	1,736
3.288% due 10/25/2035 ^~	184	154

Lehman Mortgage Trust
6.000% due 09/25/2037 ^	95	86

Manhattan West Mortgage Trust
2.130% due 09/10/2039	800	678

Merrill Lynch Mortgage Investors Trust
2.611% due 03/25/2036 ^~	77	44
3.504% due 02/25/2036 ~	18	17

Morgan Stanley Mortgage Loan Trust
3.220% due 05/25/2036 ^~	148	90
3.634% due 09/25/2035 ^~	105	40
3.984% due 02/25/2036 ^•	21	20

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	585	551
2.750% due 11/25/2059 ~	540	493

NYO Commercial Mortgage Trust
3.913% due 11/15/2038 •	900	846

OBX Trust
2.500% due 10/25/2051 ~	816	652

PMT Loan Trust
2.500% due 07/25/2051 ~	806	644

Prime Mortgage Trust
3.584% due 02/25/2035 •	75	75
6.000% due 06/25/2036 ^	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
3.284% due 05/25/2037 •	$287	$264
3.344% due 02/25/2037 ~	44	56
3.364% due 01/25/2037 ~	146	149
3.424% due 12/25/2036 •	173	166
3.464% due 07/25/2036 •	227	220
3.484% due 11/25/2036 ^~	154	114
5.000% due 09/25/2036 ^	45	34

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	14	12

Starwood Mortgage Trust
3.868% due 04/15/2034 ~	800	778

Structured Adjustable Rate Mortgage Loan Trust
3.252% due 04/25/2036 ^~	114	74
3.404% due 10/25/2035 •	65	60

Structured Asset Mortgage Investments Trust
3.484% due 05/25/2036 ~	234	195
3.504% due 05/25/2036 •	17	13

Structured Asset Securities Corp.
3.364% due 01/25/2036 •	145	140

Structured Asset Securities Corp. Mortgage Loan Trust
3.374% due 10/25/2036 •	325	286

SunTrust Adjustable Rate Mortgage Loan Trust
2.112% due 02/25/2037 ^~	78	68

Thornburg Mortgage Securities Trust
3.824% due 09/25/2034 •	16	15

UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,025	815

WaMu Mortgage Pass-Through Certificates Trust
2.504% due 08/25/2042 ~	3	3
3.077% due 12/25/2036 ^~	187	165
3.607% due 10/25/2036 ^~	326	294
3.644% due 11/25/2045 ~	58	51
3.864% due 10/25/2044 •	50	46

Washington Mutual Mortgage Pass-Through Certificates Trust
3.404% due 02/25/2037 ^•	350	295
5.500% due 11/25/2035 ^	62	55
6.500% due 08/25/2035 ^	63	55

		24,962

	SHARES
PREFERRED SECURITIES 0.1%

AT&T, Inc.
2.875% due 03/02/2025 •(i)	200,000	173

Bank of America Corp.
5.875% due 03/15/2028 •(i)	200,000	173

		346

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 20.2%

Export-Import Bank of the United States
1.581% due 11/16/2024	$1,444	1,398

Fannie Mae
3.000% due 03/01/2060	343	301
3.484% due 06/25/2036 •	22	22
3.500% due 01/01/2059	756	685

Freddie Mac
0.109% due 01/15/2038 ~(a)	351	12
2.723% due 01/15/2038 ~	351	351

Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	10	10

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,761	1,433
2.500% due 02/01/2051 - 01/01/2052	1,204	1,015
3.000% due 02/01/2027 - 06/01/2051	454	399
3.500% due 01/01/2026 - 07/01/2050	626	577

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	95

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/01/2037 - 06/01/2050	$374	$352
4.500% due 05/01/2023 - 08/01/2041	144	140
5.000% due 08/01/2033 - 10/01/2041	72	72
5.500% due 07/01/2035 - 02/01/2041	73	76
6.000% due 06/01/2026 - 09/01/2039	181	185

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051 - 10/01/2052	4,800	4,019
3.000% due 10/01/2052 - 11/01/2052	10,700	9,314
3.500% due 10/01/2052 - 11/01/2052	7,100	6,388
4.000% due 10/01/2052 - 11/01/2052	13,765	12,775
4.500% due 10/01/2052 - 11/01/2052	15,400	14,662

		54,186

U.S. TREASURY OBLIGATIONS 10.6%

U.S. Treasury Bonds
1.625% due 11/15/2050	2,400	1,491
1.875% due 02/15/2041 (m)	6,300	4,466
2.875% due 05/15/2052	200	168

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2030 (o)	578	509
0.125% due 07/15/2031	1,879	1,640
0.125% due 01/15/2032 (m)	748	647
0.500% due 01/15/2028	4,804	4,461
2.500% due 01/15/2029 (o)	5,313	5,501
3.875% due 04/15/2029 (o)(q)	721	808

U.S. Treasury Notes
2.750% due 07/31/2027	4,000	3,767
2.875% due 04/30/2025 (o)(q)	5,200	5,025

		28,483

Total United States (Cost $152,704)		138,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.4%

COMMERCIAL PAPER 1.9%

Bank of Nova Scotia
3.270% due 10/31/2022	CAD	1,900	$1,371
3.312% due 11/01/2022		1,700	1,227

Canadian Imperial Bank of Commerce
3.341% due 11/07/2022		1,200	866

Toronto Dominion Bank
3.299% due 11/09/2022		800	577
3.300% due 11/09/2022		1,600	1,154

			5,195

REPURCHASE AGREEMENTS (l) 0.2%
			509

ISRAEL TREASURY BILLS 2.5%
0.587% due 11/02/2022 - 05/03/2023 (e)(f)	ILS	23,900	6,636

JAPAN TREASURY BILLS 3.7%
(0.155)% due 10/11/2022 - 01/11/2023 (b)(e)(f)	JPY	1,440,000	9,953

U.S. TREASURY BILLS 0.1%
2.895% due 12/01/2022 (f)(g)(q)		$262	261

Total Short-Term Instruments (Cost $23,904)			22,554

Total Investments in Securities (Cost $372,709)			315,346

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short Asset Portfolio	22,068	$216

PIMCO Short-Term Floating NAV Portfolio III	37,824	367

Total Short-Term Instruments (Cost $588)		583

Total Investments in Affiliates (Cost $588)		583

Total Investments 117.6% (Cost $373,297)		$315,929

Financial Derivative Instruments (n)(p) 0.6% (Cost or Premiums, net $(2,846))		1,618

Other Assets and Liabilities, net (18.2)%		(48,858)

Net Assets 100.0%		$268,689

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$ 400	$336	0.13%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	500	425	0.16
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 10/21/2021	1,105	790	0.29
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	902	607	0.23
Oracle Corp.	2.875	03/25/2031	03/22/2021	1,099	869	0.32
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	133	0.05

				$ 4,206	$3,160	1.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.160%	01/17/2022	TBD	(2)	GBP 223	United Kingdom Gilt 1.750% due 01/22/2049	$(148)	$248	$248
FICC	1.150	09/30/2022	10/03/2022		$ 261	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(266)	261	261

Total Repurchase Agreements							$(414)	$509	$509

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
CIB	3.080%	09/27/2022	10/18/2022	$(663)	$(663)
JPS	3.090	09/26/2022	10/03/2022	(1,455)	(1,456)

Total Reverse Repurchase Agreements					$(2,119)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
United States (8.5)%
U.S. Government Agencies (8.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2037	$	4,300	$(3,996)	$(3,790)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052		22,200	(18,371)	(17,978)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2037		300	(291)	(284)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2052		900	(830)	(810)

Total Short Sales (8.5)%					$(23,488)	$(22,862)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$248	$0	$0	$248	$(148)	$100
CIB	0	(663)	0	(663)	647	(16)
FICC	261	0	0	261	(266)	(5)
JPS	0	(1,456)	0	(1,456)	1,418	(38)

Total Borrowings and Other Financing Transactions	$509	$(2,119)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	97

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,119)	$0	$0	$(2,119)

Total Borrowings	$0	$(2,119)	$0	$0	$(2,119)

Payable for reverse repurchase agreements					$(2,119)

(m)	Securities with an aggregate market value of $2,065 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(18,642) at a weighted average interest rate of 0.425%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	6	$15	$(6)	$(17)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	6	15	(5)	(2)

Total Written Options					$(11)	$(19)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2023	25	$	5,976	$(110)	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2022	42		3,146	(60)	52	0
Euro-Bund 10-Year Bond December Futures	12/2022	25		3,393	(176)	24	(10)
U.S. Treasury 5-Year Note December Futures	12/2022	149		16,019	(583)	0	(40)
U.S. Treasury 10-Year Note December Futures	12/2022	77		8,629	(436)	0	(30)

					$(1,365)	$76	$(81)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Bond December Futures	12/2022	20	$	(1,363)	$14	$0	$(6)
Canada Government 10-Year Bond December Futures	12/2022	18		(1,610)	24	0	0
Euro-Bobl December Futures	12/2022	227		(26,641)	663	6	(131)
Euro-BTP December Futures	12/2022	83		(9,109)	414	36	(94)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	131		(16,962)	867	68	(117)
Euro-Schatz December Futures	12/2022	29		(3,046)	27	0	(7)
Japan Government 10-Year Bond December Futures	12/2022	11		(11,271)	10	0	(24)
U.S. Treasury 2-Year Note December Futures	12/2022	34		(6,983)	113	5	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	182		(21,564)	1,249	91	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	6		(822)	80	10	0
United Kingdom Long Gilt December Futures	12/2022	108		(11,625)	1,564	93	0

					$5,025	$309	$(379)

Total Futures Contracts					$3,660	$385	$(460)

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	400	$3	$(3)	$0	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.070	$	1,200	19	(16)	3	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.937	EUR	700	(9)	(25)	(34)	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705		1,400	55	(38)	17	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	2.346		400	92	(53)	39	1	0

							$160	$(135)	$25	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches									Asset	Liability
CDX.IG-33 10-Year Index	(1.000)%	Quarterly	12/20/2029	$	2,300	$0	$50	$50	$1	$0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030		6,000	(37)	106	69	0	(16)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031		10,000	(50)	236	186	0	(22)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032		1,200	30	(2)	28	0	(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032		20,600	505	89	594	1	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,800	(32)	74	42	0	(1)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029		900	(11)	37	26	0	(1)

						$405	$590	$995	$2	$(41)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$	3,300	$40	$(38)	$2	$1	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		2,900	1	(10)	(9)	0	0

						$41	$(48)	$(7)	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
								Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$14,800	$0	$1	$1	$0	$(8)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	2,800	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	8,800	1	(1)	0	0	(4)

					$1	$(1)	$0	$0	$(13)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	12,000	$(15)	$(255)	$(270)	$5	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025		8,000	265	259	524	11	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		1,400	(87)	(98)	(185)	0	(9)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.155	Annual	09/27/2032		800	0	14	14	2	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		9,900	(1,799)	(235)	(2,034)	0	(86)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		1,400	(429)	(1)	(430)	4	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	INR	206,340	(3)	(25)	(28)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024		489,400	(18)	(20)	(38)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024		258,800	(1)	(5)	(6)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		450,300	(267)	(4)	(271)	9	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		458,910	204	40	244	0	(9)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		103,000	(7)	3	(4)	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		45,300	29	0	29	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	540,000	(14)	(67)	(81)	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		24,000	(1)	(3)	(4)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		230,000	(51)	(15)	(66)	5	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	99

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800%	Annual	06/15/2052		JPY	270,000	$46	$135	$181	$0	$(19)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		SGD	3,400	(2)	(71)	(73)	6	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027			1,200	(1)	(14)	(15)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027			1,800	(8)	(49)	(57)	4	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027			6,138	(27)	(119)	(146)	13	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031			100	(8)	(3)	(11)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031			100	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$		27,600	1,281	1,208	2,489	93	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	12/15/2023			3,600	29	160	189	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023			43,650	879	433	1,312	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024			6,200	0	193	193	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024			4,800	0	142	142	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024			23,400	259	309	568	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024			7,000	230	64	294	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024			7,400	0	(157)	(157)	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026			28,000	14	968	982	80	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027			1,400	54	120	174	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027			1,700	(9)	(49)	(58)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028			700	(2)	95	93	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029			900	(2)	(101)	(103)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029			1,600	(4)	(158)	(162)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029			1,900	(5)	(182)	(187)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029			1,500	(4)	(124)	(128)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029			2,000	0	110	110	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029			2,800	0	143	143	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029			900	0	46	46	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029			1,500	0	76	76	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029			8,400	(571)	(787)	(1,358)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029			2,200	154	100	254	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029			200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029			900	(6)	(25)	(31)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031			8,100	(14)	(1,169)	(1,183)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031			1,800	(28)	310	282	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032			22,300	65	(1,273)	(1,208)	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			13,100	1,710	226	1,936	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032			500	(3)	(16)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051			200	12	(61)	(49)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052			1,800	(56)	(480)	(536)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			2,240	475	85	560	27	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025		BRL	3,500	34	(71)	(37)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		CAD	2,100	45	(151)	(106)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026			600	(7)	(38)	(45)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030			3,200	18	(366)	(348)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048			200	26	(48)	(22)	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049			100	10	(23)	(13)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026		CHF	11,200	(23)	(897)	(920)	48	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027			1,600	(3)	(81)	(84)	8	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027			1,200	0	(65)	(65)	6	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027			1,100	0	(58)	(58)	5	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027			700	0	(37)	(37)	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027			800	0	(46)	(46)	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027			4,500	(10)	(253)	(263)	24	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		CNY	7,000	3	(3)	0	1	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027		KRW	8,138,700	(16)	(269)	(285)	37	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032			999,200	0	(48)	(48)	9	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032			456,400	1	(16)	(15)	4	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023		NZD	8,500	3	(82)	(79)	2	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023			8,200	(2)	(81)	(83)	1	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024			250	0	(8)	(8)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024			16,600	(48)	(38)	(86)	7	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027			2,400	(21)	(12)	(33)	5	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028			1,800	196	(258)	(62)	4	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024		SEK	41,100	74	(236)	(162)	5	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023	$		4,600	(126)	260	134	2	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023			30,200	328	665	993	8	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024			3,900	(107)	339	232	4	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024			4,550	(118)	393	275	5	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025			6,900	(738)	920	182	9	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026			16,700	(183)	2,009	1,826	56	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028			900	(49)	(113)	(162)	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028			4,100	2	(552)	(550)	0	(16)

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	3-Month USD-LIBOR	1.518%	Semi-Annual	01/20/2029	$		200	$0	$(28)	$(28)	$0	$(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029			1,400	(3)	(185)	(188)	0	(5)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051			1,900	132	(605)	(473)	0	(22)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051			300	16	(91)	(75)	0	(3)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		ZAR	13,300	64	(63)	1	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		AUD	1,700	(5)	(105)	(110)	6	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030			3,800	(29)	541	512	0	(21)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032			700	(1)	(6)	(7)	3	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032			9,800	33	(69)	(36)	41	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		EUR	300	(1)	(10)	(11)	0	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025			4,100	123	0	123	0	(11)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027			400	(2)	(33)	(35)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			900	(5)	(75)	(80)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			600	(5)	(50)	(55)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			1,000	(4)	(71)	(75)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			500	(2)	(36)	(38)	2	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028			31,000	(1,185)	(1,019)	(2,204)	139	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033			37,300	(4,107)	(304)	(4,411)	8	(148)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035			300	(19)	103	84	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037			1,140	(62)	(49)	(111)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050			150	13	46	59	2	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052			100	7	40	47	1	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053			3,400	585	35	620	35	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024		NOK	3,100	(14)	20	6	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025			5,300	(15)	34	19	0	(1)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		PLN	3,500	0	(167)	(167)	0	(5)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025		MXN	61,200	31	(399)	(368)	0	0
Receive	UKRPI	3.740	Maturity	03/15/2031		GBP	600	0	(118)	(118)	0	(16)
Receive	UKRPI	3.700	Maturity	04/15/2031			300	3	(64)	(61)	0	(8)
Pay	UKRPI	4.333	Maturity	09/15/2032			900	0	13	13	31	0

								$(2,901)	$(2,301)	$(5,202)	$946	$(587)

Total Swap Agreements								$(2,294)	$(1,895)	$(4,189)	$950	$(644)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$385	$1,185	$1,570	$(19)	$(460)	$(646)	$(1,125)

(o)

Securities with an aggregate market value of $3,115 and cash of $7,096 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	101

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $235 and liability of $(2) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	CLP	245,575		$261	$8	$0
	10/2022	DKK	60,698		8,205	204	0
	10/2022		$456	CLP	434,208	0	(9)
	10/2022		68	HUF	28,588	0	(2)
	11/2022	INR	11,265		$137	0	(1)
	11/2022		$62	ZAR	981	0	(8)
	12/2022	TWD	4,326		$137	1	0
	12/2022		$15,254	CNY	105,176	0	(484)
	12/2022		401	ILS	1,354	0	(19)
	01/2023	JPY	310,000		$2,168	0	0
	01/2023		$54	RON	275	0	(1)
	01/2023		45	ZAR	788	0	(1)
	03/2023	MYR	773		$171	6	0
	03/2023		$269	ZAR	4,752	0	(10)
	05/2023	CNH	4,806		$743	65	0

BPS	10/2022	BRL	3,787		700	0	(2)
	10/2022	CAD	3,073		2,330	105	0
	10/2022	CLP	943		1	0	0
	10/2022	CNH	1,899		275	9	0
	10/2022	EUR	334		322	0	(6)
	10/2022	GBP	2,125		2,288	0	(84)
	10/2022	PLN	52		10	0	0
	10/2022		$722	BRL	3,787	0	(20)
	10/2022		477	CHF	466	0	(5)
	10/2022		104	CLP	100,139	0	(1)
	10/2022		1,841	EUR	1,837	0	(40)
	10/2022		728	GBP	629	0	(25)
	10/2022		1,146	JPY	165,300	0	(4)
	10/2022		1,334	PLN	6,198	0	(87)
	11/2022	CAD	1,984		$1,546	110	0
	11/2022	CLP	116,766		117	0	(3)
	11/2022	THB	3,110		82	0	(1)
	11/2022		$169	BRL	921	0	0
	11/2022		328	IDR	4,899,594	0	(9)
	11/2022		874	THB	31,057	0	(49)
	11/2022		153	ZAR	2,448	0	(18)
	12/2022	CNH	2,808		$406	12	0
	12/2022	MXN	850		42	0	0
	12/2022		$454	CNY	3,135	0	(14)
	02/2023	ILS	1,792		$543	35	0
	03/2023	CNH	1,756		272	25	0

BRC	10/2022	JPY	400,000		2,932	167	0
	10/2022	MYR	760		164	1	0
	11/2022	ILS	300		94	10	0
	11/2022	JPY	210,000		1,553	95	0
	12/2022		520,000		3,747	131	0
	12/2022		$88	KRW	126,107	0	0

CBK	10/2022	BRL	17,758		$3,451	160	0
	10/2022	CHF	211		220	6	0
	10/2022	CLP	194,296		210	9	0
	10/2022	EUR	311		304	0	(1)
	10/2022	JPY	498,740		3,614	168	0
	10/2022	PEN	10,181		2,621	66	0
	10/2022		$3,413	BRL	17,758	0	(122)
	10/2022		532	DKK	4,015	5	(8)
	10/2022		282	GBP	249	0	(4)
	10/2022		$2,840	NOK	27,606	0	(305)
	10/2022		2,366	PEN	9,178	0	(62)
	11/2022	CAD	1,686		$1,313	92	0
	11/2022	PEN	5,347		1,347	11	0
	11/2022		$93	IDR	1,383,691	0	(3)
	11/2022		187	ZAR	3,073	0	(18)

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022	CNH	1,097		$159	$5	$0
	12/2022	ILS	2,300		738	90	0
	12/2022	KRW	155,069		109	1	0
	12/2022	MXN	20,156		989	0	0
	12/2022	PEN	9,178		2,348	64	0
	12/2022	TWD	16,591		540	17	0
	12/2022		$111	CLP	100,139	0	(9)
	12/2022		159	CNY	1,097	0	(5)
	12/2022		98	KRW	131,098	0	(7)
	12/2022		279	PEN	1,169	12	0
	01/2023		3,383	BRL	17,758	0	(159)
	01/2023		9	PLN	47	0	0
	02/2023	ILS	5,471		$1,659	108	0
	02/2023	PEN	2,698		677	7	0
	04/2023	ILS	4,370		1,332	89	0
	04/2023	PEN	4,207		1,065	28	0
	05/2023	CNH	530		82	7	0
	05/2023	ILS	5,652		1,694	84	0

CLY	12/2022	TWD	945		$30	0	0
	05/2023	CNH	7,651		1,183	104	0

DUB	10/2022		$436	CZK	10,818	0	(6)
	10/2022		3,688	MXN	76,853	112	0
	12/2022		326	ZAR	5,128	0	(45)

GLM	10/2022	BRL	837		$155	0	0
	10/2022	MYR	381		82	0	0
	10/2022		$160	BRL	837	0	(5)
	10/2022		240	CZK	5,992	0	(2)
	10/2022		237	DKK	1,765	0	(5)
	10/2022		947	MYR	4,256	0	(35)
	11/2022	ILS	1,200		$388	50	0
	11/2022		$65	ZAR	1,039	0	(7)
	12/2022	MXN	1,809		$88	0	0
	12/2022		$1,903	PEN	7,576	0	(16)
	03/2023	CNH	4,599		$712	65	0
	05/2023		$29	ZAR	480	0	(3)

JPM	10/2022	BRL	3,787		709	7	0
	10/2022	CLP	12,935		13	0	0
	10/2022	CNH	2,347		330	2	0
	10/2022		$700	BRL	3,787	2	0
	10/2022		107	CNH	742	0	(3)
	10/2022		234	HUF	98,075	0	(7)
	10/2022		402	PHP	23,025	0	(10)
	11/2022	CAD	1,587		$1,231	83	0
	11/2022		$704	BRL	3,787	0	(7)
	11/2022		192	IDR	2,875,933	0	(4)
	11/2022		8,469	INR	680,444	0	(158)
	11/2022	ZAR	3,116		$172	0	0
	12/2022	ILS	400		130	17	0
	12/2022	TWD	21,952		714	23	0
	12/2022		$1,077	KRW	1,447,033	0	(71)
	12/2022		288	KZT	141,755	2	0
	12/2022		1,506	TWD	46,825	0	(32)
	04/2023	ILS	2,284		$689	40	0

MBC	10/2022	CNH	981		136	0	(2)
	10/2022	EUR	2,262		2,204	11	(23)
	10/2022	GBP	720		761	0	(42)
	10/2022	NZD	4,698		2,685	56	0
	10/2022		$700	EUR	715	10	(9)
	10/2022		1,230	SGD	1,727	0	(28)
	11/2022	CHF	142		$145	1	0
	11/2022	NZD	99		56	1	0
	11/2022		$153	CHF	149	0	(1)
	11/2022		533	DKK	4,055	3	0
	11/2022		277	EUR	283	1	0
	11/2022	ZAR	5,175		$288	3	0
	12/2022	CNH	1,418		203	4	0
	12/2022		$403	CNY	2,793	0	(11)
	05/2023		4,409	CNH	29,587	0	(238)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	103

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2022	AUD	2,966		$2,062	$165	$0
	10/2022	CAD	1,900		1,476	101	0
	10/2022	NZD	641		397	38	0
	10/2022		$3,619	AUD	5,575	0	(53)
	10/2022		149	CAD	205	0	(1)
	10/2022		191	CHF	188	0	0
	10/2022		7,417	DKK	57,260	131	0
	10/2022		42,853	EUR	44,417	677	0
	10/2022		19,654	GBP	18,156	618	0
	10/2022		1,900	JPY	274,031	0	(7)
	10/2022		308	MXN	6,301	3	0
	10/2022		151	NOK	1,625	0	(2)
	10/2022	ZAR	2,801		$155	0	0
	11/2022	AUD	5,575		3,621	54	0
	11/2022	DKK	57,142		7,417	0	(130)
	11/2022	EUR	44,417		42,941	0	(676)
	11/2022	GBP	18,156		19,665	0	(619)
	11/2022	JPY	273,298		1,900	7	0
	11/2022		$173	IDR	2,563,889	0	(6)
	11/2022		85	INR	6,804	0	(2)
	11/2022		2,731	NOK	29,213	0	(47)
	11/2022		987	THB	35,371	0	(47)
	12/2022	CNH	639		$91	2	0
	12/2022		$11,712	CNY	80,224	0	(446)
	12/2022		292	TWD	8,819	0	(14)

RBC	10/2022	CLP	47,162		$50	1	0
	01/2023		$91	PEN	354	0	(3)

SCX	10/2022	AUD	322		$224	18	0
	10/2022	MXN	569		28	0	0
	10/2022		$274	CLP	257,953	0	(8)
	11/2022		479	COP	2,037,121	0	(41)
	11/2022		495	IDR	7,423,817	0	(11)
	11/2022		818	VND	19,472,625	0	(4)
	12/2022	CNH	711		$102	2	0
	12/2022		$102	CNY	709	0	(2)
	12/2022		1,465	KRW	1,947,954	0	(112)
	12/2022		561	TWD	17,128	0	(22)
	03/2023		918	CNH	6,355	0	(24)
	05/2023	CNH	19,344		$2,798	72	0
	05/2023		$1,880	CNH	12,988	0	(48)

SOG	10/2022	EUR	43,634		$43,910	1,147	0
	01/2023		$548	RON	2,782	0	(4)

SSB	10/2022	CLP	940		$1	0	0
	10/2022		$95	MYR	442	0	0
	11/2022	CLP	138,947		$142	0	(1)

TOR	10/2022	AUD	4,655		3,253	276	0
	10/2022	JPY	687,748		5,037	285	0
	10/2022		$1,426	CAD	1,946	0	(17)
	11/2022	CAD	1,946		$1,426	17	0

UAG	10/2022	AUD	131		90	6	0
	10/2022	CLP	976		1	0	0
	10/2022	CNH	2,515		361	9	0
	10/2022	GBP	16,909		19,674	794	0
	10/2022		$530	CNH	3,698	0	(12)
	10/2022		970	HKD	7,610	0	(1)
	10/2022		5,179	JPY	746,766	0	(19)
	10/2022		163	ZAR	2,801	0	(8)
	11/2022	GBP	88		$95	0	(3)
	11/2022	JPY	744,769		5,179	19	0
	11/2022	NZD	5,339		3,057	69	0
	11/2022		$146	IDR	2,167,639	0	(4)
	11/2022		297	INR	24,286	0	0
	11/2022		179	ZAR	2,826	0	(23)
	03/2023		57		1,012	0	(2)
	05/2023	CNH	3,673		$530	12	0

Total Forward Foreign Currency Contracts						$7,133	$(4,795)

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	1,200	$ 34	$132

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	600	$46	$206

Total Purchased Options						$80	$338

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	300	$0	$0

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	300	(1)	0
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	300	(1)	(1)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	700	(1)	(2)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	800	(1)	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	1,400	(2)	(1)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	1,500	(2)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	600	(1)	(1)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	1,100	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	400	0	0

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	500	(1)	(1)

						$(11)	$(10)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	10,200	(33)	(176)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	1,100	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	1,100	(6)	(23)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,300	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	800	(1)	(7)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(46)	(217)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(2)	(5)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(5)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	30,200	(61)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	30,200	(61)	(992)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	300	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	400	(3)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	400	(3)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	105

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841%	10/27/2023	400	$(3)	$(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	600	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	600	(2)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	600	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	600	(2)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	700	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	700	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(5)	(28)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	900	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	900	(3)	(8)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	800	(1)	(7)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	300	(1)	(3)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(4)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(4)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	500	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	500	(3)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	500	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	500	(3)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	2,700	(5)	(27)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	1,400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	1,400	(3)	(14)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(15)

							$(399)	$(1,676)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	6,250	$(6)	$0
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	3,500	(4)	0

						$(10)	$0

Total Written Options						$(420)	$(1,686)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$1,500	$(37)	$30	$0	$(7)

BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	700	(13)	9	0	(4)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	1,800	(45)	36	0	(9)

GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	1,300	(25)	18	0	(7)

HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	700	(18)	15	0	(3)

JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	900	(22)	18	0	(4)

							$(160)	$126	$0	$(34)

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$400	$(10)	$8	$0	$(2)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	100	(5)	(3)	0	(8)

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	200	(5)	4	0	(1)

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	400	(10)	8	0	(2)

GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.495	300	9	(3)	6	0

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	300	(11)	(14)	0	(25)

							$(32)	$0	$6	$(38)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 2,700	$2,034	$13	$(7)	$6	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	1	3	4	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	3	0	(7)

							$4	$(1)	$ 10	$(7)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	12,500	$6	$62	$68	$0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	39,400	(2)	9	7	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032		17,500	(6)	(6)	0	(12)
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		100	0	0	0	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		16,500	0	(14)	0	(14)

BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		9,300	2	3	5	0

CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	4,500	5	61	66	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	(69)	0	(69)

GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	3,300	1	17	18	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032		2,700	(2)	32	30	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	2,100	0	1	1	0

GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		179,600	(19)	51	32	0

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

NGF	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	20,000	(1)	5	4	0

SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	2,500	2	11	13	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	221,176	14	25	39	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		70,900	(13)	69	56	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		1,858	0	2	2	0

								$(13)	$259	$341	$(95)

Total Swap Agreements								$(201)	$384	$357	$(174)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	107

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$6	$6	$0	$0	$0	$0	$6	$0	$6
BOA	284	132	75	491	(535)	(206)	(28)	(769)	(278)	0	(278)
BPS	296	206	5	507	(368)	(237)	(15)	(620)	(113)	0	(113)
BRC	404	0	0	404	0	(1)	(14)	(15)	389	(380)	9
CBK	1,029	0	70	1,099	(703)	0	(71)	(774)	325	(295)	30
CLY	104	0	0	104	0	0	0	0	104	0	104
DUB	112	0	0	112	(51)	(8)	0	(59)	53	0	53
FAR	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
GLM	115	0	49	164	(73)	(1,124)	(7)	(1,204)	(1,040)	784	(256)
GST	0	0	38	38	0	(5)	(7)	(12)	26	0	26
HUS	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
JPM	176	0	0	176	(292)	(5)	(29)	(326)	(150)	0	(150)
MBC	90	0	0	90	(354)	0	0	(354)	(264)	261	(3)
MYC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYI	1,796	0	0	1,796	(2,050)	0	0	(2,050)	(254)	296	42
NGF	0	0	4	4	0	(88)	0	(88)	(84)	0	(84)
RBC	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
SCX	92	0	110	202	(272)	0	0	(272)	(70)	0	(70)
SOG	1,147	0	0	1,147	(4)	0	0	(4)	1,143	(1,390)	(247)
SSB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
TOR	578	0	0	578	(17)	0	0	(17)	561	(600)	(39)
UAG	909	0	0	909	(72)	0	0	(72)	837	(920)	(83)

Total Over the Counter	$7,133	$338	$357	$7,828	$(4,795)	$(1,686)	$(174)	$(6,655)

(q)

Securities with an aggregate market value of $1,341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$385	$385
Swap Agreements	0	3	0	0	1,182	1,185

	$0	$3	$0	$0	$1,567	$1,570

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,133	$0	$7,133
Purchased Options	0	0	0	0	338	338
Swap Agreements	0	6	0	10	341	357

	$0	$6	$0	$7,143	$679	$7,828

	$0	$9	$0	$7,143	$2,246	$9,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	460	460
Swap Agreements	0	44	0	0	602	646

	$0	$44	$0	$0	$1,081	$1,125

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,795	$0	$4,795
Written Options	0	10	0	0	1,676	1,686
Swap Agreements	0	72	0	7	95	174

	$0	$82	$0	$4,802	$1,771	$6,655

	$0	$126	$0	$4,802	$2,852	$7,780

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	6,052	6,052
Swap Agreements	0	54	0	0	(4,807)	(4,753)

	$0	$54	$0	$0	$1,258	$1,312

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,485	$0	$9,485
Purchased Options	0	0	0	(6)	0	(6)
Written Options	0	89	0	7	198	294
Swap Agreements	0	97	0	0	98	195

	$0	$186	$0	$9,486	$296	$9,968

	$0	$240	$0	$9,486	$1,554	$11,280

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$42	$42
Futures	0	0	0	0	1,255	1,255
Swap Agreements	0	241	0	0	(2,257)	(2,016)

	$0	$241	$0	$0	$(960)	$(719)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,136)	$0	$(1,136)
Purchased Options	0	0	0	(4)	155	151
Written Options	0	(45)	0	(4)	(638)	(687)
Swap Agreements	0	(121)	0	13	225	117

	$0	$(166)	$0	$(1,131)	$(258)	$(1,555)

	$0	$75	$0	$(1,131)	$(1,218)	$(2,274)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	109

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$17	$0	$17
Australia
Non-Agency Mortgage-Backed Securities	0	115	0	115
Sovereign Issues	0	7,239	0	7,239
Austria
Corporate Bonds & Notes	0	182	0	182
Brazil
Corporate Bonds & Notes	0	2,694	0	2,694
Canada
Corporate Bonds & Notes	0	569	0	569
Non-Agency Mortgage-Backed Securities	0	184	0	184
Sovereign Issues	0	1,803	0	1,803
Cayman Islands
Asset-Backed Securities	0	23,379	0	23,379
Corporate Bonds & Notes	0	2,711	0	2,711
Non-Agency Mortgage-Backed Securities	0	186	0	186
Chile
Corporate Bonds & Notes	0	1,028	0	1,028
Sovereign Issues	0	583	0	583
China
Sovereign Issues	0	2,028	0	2,028
Colombia
Sovereign Issues	0	165	0	165
Czech Republic
Sovereign Issues	0	194	0	194
Denmark
Corporate Bonds & Notes	0	6,917	0	6,917
Dominican Republic
Sovereign Issues	0	371	0	371
France
Corporate Bonds & Notes	0	3,441	0	3,441
Sovereign Issues	0	2,975	0	2,975
Germany
Corporate Bonds & Notes	0	5,191	0	5,191
Guatemala
Sovereign Issues	0	175	0	175
India
Corporate Bonds & Notes	0	1,296	0	1,296
Indonesia
Corporate Bonds & Notes	0	656	0	656
Sovereign Issues	0	1,306	0	1,306
Ireland
Asset-Backed Securities	0	3,978	0	3,978
Corporate Bonds & Notes	0	692	0	692
Israel
Corporate Bonds & Notes	0	345	0	345
Sovereign Issues	0	1,319	0	1,319
Italy
Corporate Bonds & Notes	0	1,715	0	1,715
Sovereign Issues	0	18,412	0	18,412
Ivory Coast
Sovereign Issues	0	720	0	720
Japan
Corporate Bonds & Notes	0	1,268	0	1,268
Sovereign Issues	0	7,926	0	7,926
Luxembourg
Corporate Bonds & Notes	0	820	0	820
Malaysia
Corporate Bonds & Notes	0	344	0	344
Mexico
Corporate Bonds & Notes	0	665	0	665
Sovereign Issues	0	155	0	155
Morocco
Sovereign Issues	0	884	0	884

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Multinational
Corporate Bonds & Notes	$0	$280	$0	$280
Netherlands
Corporate Bonds & Notes	0	3,195	0	3,195
Non-Agency Mortgage-Backed Securities	0	195	0	195
Preferred Securities	0	95	0	95
New Zealand
Sovereign Issues	0	225	0	225
Norway
Sovereign Issues	0	229	0	229
Peru
Corporate Bonds & Notes	0	280	0	280
Sovereign Issues	0	3,253	0	3,253
Philippines
Sovereign Issues	0	310	0	310
Qatar
Corporate Bonds & Notes	0	450	0	450
Sovereign Issues	0	543	0	543
Romania
Sovereign Issues	0	1,380	0	1,380
Russia
Sovereign Issues	0	690	0	690
Saudi Arabia
Corporate Bonds & Notes	0	814	0	814
Serbia
Sovereign Issues	0	1,345	0	1,345
South Africa
Sovereign Issues	0	131	0	131
South Korea
Sovereign Issues	0	1,290	0	1,290
Spain
Corporate Bonds & Notes	0	554	0	554
Sovereign Issues	0	1,543	0	1,543
Supranational
Corporate Bonds & Notes	0	1,982	0	1,982
Switzerland
Corporate Bonds & Notes	0	3,017	0	3,017
United Arab Emirates
Sovereign Issues	0	426	0	426
United Kingdom
Corporate Bonds & Notes	0	12,040	0	12,040
Non-Agency Mortgage-Backed Securities	0	8,815	0	8,815
Preferred Securities	0	178	0	178
Sovereign Issues	0	5,989	0	5,989
United States
Asset-Backed Securities	0	11,741	0	11,741
Corporate Bonds & Notes	0	18,547	0	18,547
Loan Participations and Assignments	0	274	0	274
Municipal Bonds & Notes	0	356	0	356
Non-Agency Mortgage-Backed Securities	0	24,962	0	24,962
Preferred Securities	0	346	0	346
U.S. Government Agencies	0	54,186	0	54,186
U.S. Treasury Obligations	0	28,483	0	28,483
Short-Term Instruments
Commercial Paper	0	5,195	0	5,195
Repurchase Agreements	0	509	0	509
Israel Treasury Bills	0	6,636	0	6,636
Japan Treasury Bills	0	9,953	0	9,953
U.S. Treasury Bills	0	261	0	261

	$0	$315,346	$0	$315,346

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$583	$0	$0	$583

Total Investments	$583	$315,346	$0	$315,929

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(22,862)	$0	$(22,862)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$279	$1,056	$0	$1,335
Over the counter	0	7,828	0	7,828

	$279	$8,884	$0	$9,163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(389)	(734)	0	(1,123)
Over the counter	0	(6,655)	0	(6,655)

	$(389)	$(7,389)	$0	$(7,778)

Total Financial Derivative Instruments	$(110)	$1,495	$0	$1,385

Totals	$473	$293,979	$0	$294,452

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	111

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.1%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$184	$32
1.500% due 07/09/2035 þ		122	23

Total Argentina (Cost $137)			55

AUSTRALIA 1.6%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
3.563% due 09/05/2057 ~		$288	288

SOVEREIGN ISSUES 1.6%

Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	9,452
1.000% due 11/21/2031		1,500	748
1.250% due 05/21/2032		200	101
1.750% due 06/21/2051		250	98
2.500% due 05/21/2030		2,300	1,343
4.500% due 04/21/2033		600	404

Northern Territory Treasury Corp.
2.000% due 04/21/2031		1,100	577

Treasury Corp. of Victoria
4.250% due 12/20/2032		1,500	936

			13,659

Total Australia (Cost $17,783)			13,947

CANADA 0.3%

CORPORATE BONDS & NOTES 0.3%

Canadian Imperial Bank of Commerce
3.112% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,005

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	948

			2,953

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	462	331

SOVEREIGN ISSUES 0.0%

Canada Government Real Return Bond
1.500% due 12/01/2044 (h)		530	386

Total Canada (Cost $4,349)			3,670

CAYMAN ISLANDS 7.8%

ASSET-BACKED SECURITIES 7.0%

522 Funding CLO Ltd.
3.750% due 10/20/2031 •		$2,100	2,052

American Money Management Corp. CLO Ltd.
3.463% due 04/14/2029 •		894	888
3.610% due 04/17/2029 •		1,153	1,146

Apidos CLO
3.640% due 07/18/2029 •		2,200	2,158
3.670% due 07/17/2030 ~		2,200	2,156

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		2,300	2,243

Ares CLO Ltd.
3.790% due 04/18/2031 •		2,200	2,150

Bain Capital Credit CLO Ltd.
3.680% due 07/20/2030 •		2,000	1,968

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •		2,100	2,042

CIFC Funding Ltd.
3.733% due 10/24/2030 •		2,100	2,066

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden CLO Ltd.
3.985% due 05/15/2032 •		$2,300	$2,236

Elevation CLO Ltd.
3.733% due 10/25/2030 •		2,200	2,158

Gallatin CLO Ltd.
3.602% due 07/15/2031 ~		1,500	1,470
3.782% due 01/21/2028 ~		627	624

GPMT Ltd.
4.402% due 12/15/2036 •		2,400	2,355

Halseypoint CLO Ltd.
4.232% due 11/30/2032 ~		2,200	2,148

KKR CLO Ltd.
3.680% due 07/18/2030 •		1,000	981

LCM LP
3.608% due 07/19/2027 •		2,190	2,154

MF1 Ltd.
4.073% due 10/16/2036 •		2,200	2,112

MidOcean Credit CLO
3.836% due 01/29/2030 ~		1,859	1,833

Newark BSL CLO Ltd.
3.753% due 07/25/2030 ~		750	737

OZLM Ltd.
3.810% due 10/20/2031 •		2,100	2,057

Palmer Square Loan Funding Ltd.
3.510% due 07/20/2029 ~		1,668	1,649

Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		2,300	2,259
3.763% due 07/25/2030 •		2,200	2,161

Stratus CLO Ltd.
3.660% due 12/29/2029 ~		4,421	4,346

Symphony CLO Ltd.
3.433% due 07/14/2026 •		201	200

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		2,200	2,143

Venture CLO Ltd.
3.392% due 04/15/2027 ~		279	274
3.810% due 01/20/2029 ~		1,765	1,744
3.895% due 09/07/2030 ~		2,200	2,162

Vibrant CLO Ltd.
3.750% due 09/15/2030 •		2,100	2,064
4.477% due 06/20/2029 ~		910	902

			59,638

CORPORATE BONDS & NOTES 0.6%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,726	1,353

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		500	497

SA Global Sukuk Ltd.
2.694% due 06/17/2031		500	423

Sands China Ltd.
5.625% due 08/08/2025		400	363
5.900% due 08/08/2028		800	674

Tencent Holdings Ltd.
2.390% due 06/03/2030		2,200	1,728
3.595% due 01/19/2028		300	269

			5,307

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

GPMT Ltd.
4.243% due 07/16/2035 •		1,473	1,455

MF1 Multifamily Housing Mortgage Loan Trust
3.810% due 07/15/2036 •		480	465

			1,920

Total Cayman Islands (Cost $69,224)			66,865

DENMARK 2.1%

CORPORATE BONDS & NOTES 2.1%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	37,964	3,260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	36,250	$3,076
1.500% due 10/01/2053		2,973	271

Nykredit Realkredit AS
1.000% due 10/01/2050		87,597	7,850
1.000% due 10/01/2053		3,710	333
1.500% due 10/01/2053		9,121	875

Realkredit Danmark AS
1.000% due 10/01/2050		23,992	2,180
1.500% due 10/01/2053		1,669	160

Total Denmark (Cost $29,974)			18,005

FRANCE 2.4%

CORPORATE BONDS & NOTES 0.7%

BNP Paribas SA
2.159% due 09/15/2029 •		$1,800	1,410
3.132% due 01/20/2033 •		700	532

Societe Generale SA
2.226% due 01/21/2026 •		1,700	1,534
2.797% due 01/19/2028 •		1,200	1,013
4.677% due 06/15/2027		1,600	1,526

			6,015

SOVEREIGN ISSUES 1.7%

France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,368
1.500% due 05/25/2050		4,500	3,184
2.000% due 05/25/2048		6,800	5,480
3.250% due 05/25/2045		2,100	2,140

			14,172

Total France (Cost $30,831)			20,187

GERMANY 1.6%

CORPORATE BONDS & NOTES 1.6%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	1,835
2.129% due 11/24/2026 •(k)		$400	340
2.625% due 02/12/2026	EUR	1,600	1,451
3.300% due 11/16/2022		$3,200	3,191
3.547% due 09/18/2031 •		1,400	1,069
3.700% due 05/30/2024		1,100	1,063
3.729% due 01/14/2032 •(k)		1,000	675
3.961% due 11/26/2025 •		1,700	1,588

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (c)	EUR	300	227

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$1,100	940

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		300	259

Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	192
5.375% due 04/23/2024	NZD	1,400	790

Total Germany (Cost $16,556)			13,620

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		$1,000	997

Total India (Cost $1,000)			997

IRELAND 1.3%

ASSET-BACKED SECURITIES 0.9%

Accunia European CLO DAC
0.950% due 07/15/2030 ~	EUR	713	686

Cairn CLO DAC
0.908% due 01/31/2030 •		1,253	1,203

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	700	$662

Dryden Euro CLO DAC
0.660% due 04/15/2033 ~		800	758

Jubilee CLO DAC
1.800% due 12/15/2029 •		1,585	1,535

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •		845	817

Marlay Park CLO DAC
0.740% due 10/15/2030 •		2,000	1,910

			7,571

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	428
1.750% due 10/29/2024		500	455
3.000% due 10/29/2028		550	442

AIB Group PLC
4.750% due 10/12/2023		300	296

			1,621

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
1.530% due 01/24/2061 •	EUR	1,960	1,887

Total Ireland (Cost $13,028)			11,079

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	717
3.800% due 05/13/2060		$2,000	1,523
4.125% due 01/17/2048		400	342

Total Israel (Cost $3,376)			2,582

ITALY 0.5%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,057
2.625% due 04/28/2025		800	674

UniCredit SpA
7.830% due 12/04/2023		$1,900	1,917

			3,648

SOVEREIGN ISSUES 0.1%

Italy Government International Bond
6.000% due 08/04/2028	GBP	600	655

Total Italy (Cost $5,170)			4,303

JAPAN 2.8%

CORPORATE BONDS & NOTES 0.4%

Mizuho Financial Group, Inc.
3.627% (US0003M + 0.630%) due 05/25/2024 ~		$2,500	2,477

Nomura Holdings, Inc.
2.329% due 01/22/2027		600	516

			2,993

SOVEREIGN ISSUES 2.4%

Development Bank of Japan, Inc.
1.750% due 08/28/2024		2,200	2,101

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		4,300	3,830

Japan Government International Bond
0.100% due 03/10/2028 (h)	JPY	818,432	5,946
0.500% due 03/20/2049		977,000	5,545
0.700% due 12/20/2048		247,000	1,485
0.700% due 06/20/2051		30,000	175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tokyo Metropolitan Government
0.750% due 07/16/2025		$1,200	$1,079

			20,161

Total Japan (Cost $29,844)			23,154

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Saranac CLO Ltd.
4.385% due 08/13/2031 ~		$2,200	2,155

Total Jersey, Channel Islands (Cost $2,200)			2,155

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%

Medtronic Global Holdings SCA
0.000% due 12/02/2022 (f)	EUR	2,300	2,251

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(d)		$200	14

Total Luxembourg (Cost $2,815)			2,265

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	269
4.800% due 04/21/2060		300	275

Total Malaysia (Cost $600)			544

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$500	386

Total Mexico (Cost $464)			386

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Preferred Term Securities Ltd.
3.593% (US0003M + 0.300%) due 09/22/2037 ~		$750	681

Total Multinational (Cost $569)			681

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Enel Finance International NV
1.875% due 07/12/2028		$500	389
2.650% due 09/10/2024		1,300	1,232

ING Groep NV
4.100% due 10/02/2023		800	790
4.743% (US0003M + 1.000%) due 10/02/2023 ~		800	801

			3,212

		SHARES
PREFERRED SECURITIES 0.0%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)		315,150	284

Total Netherlands (Cost $3,762)			3,496

		PRINCIPAL AMOUNT (000S)
NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,260

Total Norway (Cost $1,600)			1,260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 1.1%

SOVEREIGN ISSUES 1.1%

Peru Government International Bond
5.350% due 08/12/2040	PEN	1,600	$277
5.940% due 02/12/2029		20,700	4,573
6.350% due 08/12/2028		18,200	4,180

Total Peru (Cost $12,191)			9,030

QATAR 0.3%

CORPORATE BONDS & NOTES 0.1%

Qatar Energy
2.250% due 07/12/2031		$300	242
3.125% due 07/12/2041		500	366
3.300% due 07/12/2051		600	428

			1,036

SOVEREIGN ISSUES 0.2%

Qatar Government International Bond
4.400% due 04/16/2050		800	706
4.817% due 03/14/2049		600	557
5.103% due 04/23/2048		300	291

			1,554

Total Qatar (Cost $3,221)			2,590

ROMANIA 0.4%

SOVEREIGN ISSUES 0.4%

Romania Government International Bond
1.750% due 07/13/2030	EUR	800	510
2.000% due 04/14/2033		800	465
2.125% due 03/07/2028		600	456
2.750% due 04/14/2041		400	201
2.875% due 04/13/2042		1,000	506
6.625% due 09/27/2029		1,500	1,395

Total Romania (Cost $5,595)			3,533

SAUDI ARABIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	162

SOVEREIGN ISSUES 0.0%

Saudi Government International Bond
4.625% due 10/04/2047		400	341

Total Saudi Arabia (Cost $642)			503

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	461
2.050% due 09/23/2036		600	311

Total Serbia (Cost $1,496)			772

SPAIN 0.7%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(i)(j)	EUR	2,200	1,977

Banco Santander SA
1.849% due 03/25/2026		$200	173

			2,150

SOVEREIGN ISSUES 0.4%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	295

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	113

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spain Government International Bond
3.450% due 07/30/2066	EUR	3,600	$3,324

			3,619

Total Spain (Cost $9,398)			5,769

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,054

Total Supranational (Cost $1,334)			1,054

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.1%

Credit Suisse AG
6.500% due 08/08/2023 (j)		$4,200	4,157

Credit Suisse Group AG
3.800% due 06/09/2023		1,000	984
6.375% due 08/21/2026 •(i)(j)		1,300	949
6.537% due 08/12/2033 •		2,250	2,025
7.500% due 12/11/2023 •(i)(j)		400	369

UBS Group AG
4.703% due 08/05/2027 •		500	475
4.751% due 05/12/2028 •		400	376

Total Switzerland (Cost $10,217)			9,335

UNITED ARAB EMIRATES 0.1%

SOVEREIGN ISSUES 0.1%

Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050		$500	409

Total United Arab Emirates (Cost $482)			409

UNITED KINGDOM 6.0%

CORPORATE BONDS & NOTES 3.6%

Barclays Bank PLC
7.625% due 11/21/2022 (j)		$6,800	6,801

Barclays PLC
4.338% due 05/16/2024 •		1,500	1,483
4.375% due 01/12/2026		300	283
6.375% due 12/15/2025 •(i)(j)	GBP	600	553

GSK Consumer Healthcare Capital UK PLC
3.125% due 03/24/2025		$800	756

HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,610
4.041% due 03/13/2028 •		900	813
4.292% due 09/12/2026 •		2,200	2,076
4.616% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,147

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	1,200	1,242

Nationwide Building Society
1.700% due 02/13/2023		$2,500	2,478
3.766% due 03/08/2024 •		800	791

NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,200	753
5.076% due 01/27/2030 •		1,700	1,551

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		2,100	2,072

Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,634
2.608% due 01/12/2028 •		900	763
2.678% due 06/29/2032 •		2,100	1,537

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	551	517

Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	681

			30,541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 •	GBP	723	$776

Eurosail PLC
3.176% due 06/13/2045 •		556	618

Newgate Funding PLC
3.743% due 12/15/2050 •		346	354
3.993% due 12/15/2050 •		173	170

Resloc UK PLC
2.397% due 12/15/2043 •		1,013	1,059

Ripon Mortgages PLC
2.728% due 08/28/2056 •		6,342	6,985

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •		3,660	4,047

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		3,133	3,500
2.833% due 10/20/2051 •		1,321	1,472

			18,981

		SHARES
PREFERRED SECURITIES 0.0%

Nationwide Building Society
10.250% ~		2,750	360

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
1.250% due 07/31/2051	GBP	3,300	2,062

Total United Kingdom (Cost $60,362)			51,944

UNITED STATES 50.0%

ASSET-BACKED SECURITIES 7.7%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040		$94	93

ACE Securities Corp. Home Equity Loan Trust
3.984% due 08/25/2035 •		1,554	1,520

Amortizing Residential Collateral Trust
3.784% due 10/25/2031 •		2	2

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.024% due 06/25/2029 ~		8	7

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.844% due 02/25/2036 •		913	734

Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •		418	237
3.264% due 01/25/2037 ~		1,825	1,404
3.604% due 03/25/2036 •		905	839
4.074% due 07/25/2035 •		2,400	2,306

Countrywide Asset-Backed Certificates
3.584% due 02/25/2036 ~		425	416

Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2037 ~		471	430
3.224% due 06/25/2047 ^•		490	442
3.284% due 06/25/2037 ^•		1,426	1,427
3.344% due 12/25/2036 ^~		620	567
3.824% due 08/25/2047 ~		288	276

Credit Suisse First Boston Mortgage Securities Corp.
3.394% due 01/25/2032 ~		2	2

First Franklin Mortgage Loan Trust
3.199% due 07/25/2036 ~		1,000	930
4.029% due 03/25/2035 •		906	885

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		2,200	2,115

GSAMP Trust
3.564% due 09/25/2036 •		3,419	1,346
3.584% due 05/25/2046 •		2,147	2,023
3.604% due 02/25/2046 ~		56	52
3.954% due 11/25/2034 •		295	285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Trust
6.000% due 01/25/2037 ^þ		$113	$105

LCCM Trust
4.268% due 11/15/2038 •		2,300	2,198

MASTR Asset-Backed Securities Trust
3.564% due 06/25/2036 ~		3,165	1,326
3.834% due 10/25/2035 ^•		819	762

MASTR Specialized Loan Trust
3.454% due 01/25/2037 ~		954	447

Merrill Lynch Mortgage Investors Trust
3.744% due 07/25/2036 ~		3,966	3,631
3.804% due 05/25/2036 ~		16	16

Morgan Stanley ABS Capital, Inc. Trust
3.214% due 01/25/2037 •		1,772	891
3.224% due 05/25/2037 ~		1,477	1,137
3.334% due 07/25/2036 •		162	137
3.564% due 06/25/2036 •		1,386	779
4.014% due 02/25/2035 ~		2,866	2,719
4.044% due 09/25/2034 ~		1,325	1,250

Morgan Stanley Home Equity Loan Trust
3.314% due 04/25/2037 ~		1,300	745

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 ^þ		1,694	440

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.519% due 03/25/2036 •		964	943

NovaStar Mortgage Funding Trust
3.214% due 03/25/2037 •		1,098	746
3.624% due 05/25/2036 ~		2,800	2,598

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	204
5.731% due 11/25/2036 þ		1,934	800

Residential Asset Securities Corp. Trust
3.334% due 11/25/2036 ^•		4,732	4,196

Saxon Asset Securities Trust
3.394% due 09/25/2037 •		1,082	1,035

SMB Private Education Loan Trust
1.290% due 07/15/2053		936	839
3.735% due 02/16/2055 ~		1,806	1,781
3.918% due 07/15/2053 ~		260	255

Soundview Home Loan Trust
3.584% due 11/25/2036 •		1,939	1,811
3.644% due 05/25/2036 •		596	581
4.034% due 10/25/2037 •		1,361	1,027

Specialty Underwriting & Residential Finance Trust
3.384% due 06/25/2037 ~		346	214

Structured Asset Investment Loan Trust
3.257% due 07/25/2036 •		1,011	660
3.764% due 01/25/2033 •		687	665
3.984% due 09/25/2034 •		53	52

Structured Asset Securities Corp.
4.209% due 02/25/2035 •		3,264	3,144

Terwin Mortgage Trust
4.024% due 11/25/2033 •		28	26

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,267	1,126
2.710% due 01/25/2060 ~		1,065	1,007
2.900% due 10/25/2059 ~		5,041	4,770

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		2,400	2,314

			65,715

CORPORATE BONDS & NOTES 4.2%

AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	97

Bank of America Corp.
4.376% due 04/27/2028 •		$1,400	1,314

Bayer U.S. Finance LLC
4.250% due 12/15/2025		400	383
4.303% (US0003M + 1.010%) due 12/15/2023 ~		800	797
4.375% due 12/15/2028		400	366

Boeing Co.
1.433% due 02/04/2024		1,200	1,141

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Airways Pass-Through Trust
3.350% due 12/15/2030		$2,040	$1,710

Broadcom, Inc.
2.450% due 02/15/2031		600	453
2.600% due 02/15/2033		200	143
4.300% due 11/15/2032		300	252

Campbell Soup Co.
3.650% due 03/15/2023		172	171

Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,682
5.125% due 07/01/2049		400	294
6.384% due 10/23/2035		500	460

Citigroup, Inc.
3.290% due 03/17/2026 •(k)		1,300	1,228

Corebridge Financial, Inc.
3.650% due 04/05/2027		600	549

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	167

Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	600	581

Ford Motor Credit Co. LLC
1.203% due 12/07/2022 •		200	195
2.300% due 02/10/2025		$1,100	976
2.748% due 06/14/2024	GBP	500	504
3.021% due 03/06/2024	EUR	300	282
3.350% due 11/01/2022		$500	500
3.375% due 11/13/2025		1,000	885
3.815% due 11/02/2027		400	337
4.535% due 03/06/2025	GBP	600	600
4.687% due 06/09/2025		$600	558
5.125% due 06/16/2025		600	567

GA Global Funding Trust
2.250% due 01/06/2027		600	520

GLP Capital LP
5.300% due 01/15/2029		700	640

Goldman Sachs Group, Inc.
3.147% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,144

Hyatt Hotels Corp.
1.300% due 10/01/2023		400	385

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,500	2,409
4.912% due 07/25/2033 •		900	831

Kilroy Realty LP
3.450% due 12/15/2024		700	671

MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,500	1,557

ONEOK, Inc.
4.550% due 07/15/2028		$200	183

Organon & Co.
5.125% due 04/30/2031		500	410

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	81
3.500% due 06/15/2025		300	271
4.000% due 12/01/2046		100	64
4.250% due 03/15/2046		100	67
4.300% due 03/15/2045		100	67
4.550% due 07/01/2030		500	429

Principal Life Global Funding
1.375% due 01/10/2025		500	460

San Diego Gas & Electric Co.
3.600% due 09/01/2023		300	296

Southern California Edison Co.
0.700% due 04/03/2023		600	589
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~		400	394

Southern Co.
2.950% due 07/01/2023		1,500	1,483

Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	98

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		1,200	1,158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
4.036% (US0003M + 1.230%) due 10/31/2023 ~	$2,000	$2,000

		35,499

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~	675	616

Charter Communications Operating LLC
4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~	1,220	1,177

Hilton Worldwide Finance LLC
4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~	571	554

		2,347

MUNICIPAL BONDS & NOTES 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	865

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.958% due 06/01/2025	900	825

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	384	425

		2,115

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%

American Home Mortgage Assets Trust
3.274% due 05/25/2046 ^•	93	77

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,005	768

Banc of America Mortgage Trust
3.316% due 06/25/2035 ~	30	26

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,996	1,656

BCAP LLC Trust
1.599% due 01/26/2047 ~	10	9

Bear Stearns Adjustable Rate Mortgage Trust
2.847% due 05/25/2034 ~	5	4
2.995% due 05/25/2034 ~	4	4
3.159% due 08/25/2033 ~	2	2
3.195% due 10/25/2033 ~	2	2
3.233% due 05/25/2047 ^~	63	58
3.580% due 09/25/2034 ~	28	26
3.754% due 11/25/2034 ~	1	1

Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	4	4
3.130% due 11/25/2035 ^~	184	151
3.404% due 02/25/2034 ~	20	18
3.652% due 08/25/2036 ^~	91	50

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~	38	29

Chase Mortgage Finance Trust
3.719% due 07/25/2037 ~	41	35

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.234% due 01/25/2036 ~	641	573

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	2,531	2,022
2.584% due 08/25/2036 •	5,434	2,269
3.878% due 09/25/2037 ^~	68	61
4.242% due 08/25/2035 ^~	516	481

Commercial Mortgage Trust
1.366% due 01/10/2046 ~(a)	1,127	0

Countrywide Alternative Loan Trust
2.354% due 11/25/2047 ^•	376	320
2.604% due 11/25/2035 •	19	16
2.870% due 11/25/2035 ^~	85	75
3.144% due 11/25/2035 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.196% due 02/25/2037 ^~	$19	$18
3.203% due 07/20/2046 ^•	93	71
3.414% due 09/25/2035 ~	394	300
3.434% due 05/25/2037 ^•	78	30
3.504% due 07/25/2046 ^•	854	728
3.644% due 02/25/2037 ~	130	108
5.250% due 06/25/2035 ^	8	6
6.250% due 12/25/2036	2,332	1,095
6.250% due 08/25/2037 ^	19	11
6.500% due 06/25/2036 ^	39	20

Countrywide Home Loan Mortgage Pass-Through Trust
3.484% due 04/25/2046 ~	168	158
3.624% due 04/25/2046 ~	3,257	980
3.844% due 09/25/2034 •	10	9
6.000% due 07/25/2036	754	440

Countrywide Home Loan Reperforming REMIC Trust
3.424% due 06/25/2035 ~	43	41

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	135	41

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	349	279

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.224% due 07/25/2047 •	284	259

Extended Stay America Trust
3.898% due 07/15/2038 •	2,087	2,025

GreenPoint Mortgage Funding Trust
3.624% due 11/25/2045 •	5	5

GS Mortgage Securities Corp.
1.595% due 02/10/2046 ~(a)	1,662	2

GS Mortgage Securities Trust
1.944% due 11/10/2045 ~(a)	266	0

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	449	359
2.500% due 01/25/2052 ~	1,992	1,591
2.500% due 02/25/2052 ~	887	709
2.500% due 08/25/2052 ~	2,125	1,698
3.000% due 08/26/2052 ~	2,590	2,137
3.000% due 09/25/2052 ~	4,188	3,475

GSC Capital Corp. Mortgage Trust
3.444% due 05/25/2036 ^~	1,026	967

GSMPS Mortgage Loan Trust
3.434% due 01/25/2036 •	1,711	1,439

GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	1	1
2.997% due 01/25/2035 ~	6	6
3.028% due 06/25/2034 ~	6	6

HarborView Mortgage Loan Trust
1.954% due 12/19/2036 ^~	48	43
3.673% due 06/20/2035 •	13	11

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~	88	87

Impac CMB Trust
3.804% due 10/25/2034 •	180	167
4.084% due 07/25/2033 •	1	1

IndyMac INDX Mortgage Loan Trust
3.229% due 09/25/2035 ^~	37	32

JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~	2	2
3.000% due 12/25/2051 ~	1,958	1,625
3.000% due 01/25/2052 ~	3,927	3,258
3.000% due 03/25/2052 ~	3,741	3,104
3.000% due 04/25/2052 ~	3,842	3,188
3.000% due 05/25/2052 ~	5,824	4,832
3.825% due 10/25/2035 ~	5	5
6.000% due 06/25/2037	1,460	786

JP Morgan Resecuritization Trust
4.945% due 07/27/2037 ~	29	28

Lehman XS Trust
3.494% due 08/25/2046 ~	1,222	1,111

Luminent Mortgage Trust
3.464% due 05/25/2046 ~	1,177	988

LUXE Commercial Mortgage Trust
3.868% due 10/15/2038 ~	2,200	2,130

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	115

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manhattan West Mortgage Trust
2.130% due 09/10/2039	$2,000	$1,696

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	44	4
6.000% due 02/25/2036	543	287

Merrill Lynch Mortgage Investors Trust
2.724% due 02/25/2033 ~	3	3
2.734% due 02/25/2036 ~	49	48
2.850% due 02/25/2036 ~	6	6
2.969% due 05/25/2033 ~	6	6

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 þ	161	66

Natixis Commercial Mortgage Securities Trust
4.669% due 03/15/2035 •	2,400	2,364

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,702	1,602
2.750% due 11/25/2059 ~	1,296	1,183

NYO Commercial Mortgage Trust
3.913% due 11/15/2038 •	2,300	2,163

OBX Trust
2.500% due 10/25/2051 ~	1,996	1,594
3.000% due 01/25/2052 ~	566	470
3.734% due 06/25/2057 ~	352	342

PMT Loan Trust
2.500% due 07/25/2051 ~	1,970	1,574

Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~	308	277
2.604% due 08/25/2035 •	125	105
3.444% due 06/25/2046 •	272	66
6.250% due 02/25/2037	1,374	1,078

Residential Asset Securitization Trust
3.484% due 01/25/2046 ^~	47	15
5.750% due 02/25/2036	784	614

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	1	1

Sequoia Mortgage Trust
3.393% due 07/20/2036 ~	92	80
3.693% due 07/20/2033 ~	21	19

Structured Adjustable Rate Mortgage Loan Trust
3.142% due 04/25/2034 ~	4	4
3.588% due 08/25/2035 ~	64	57
3.624% due 02/25/2034 ~	3	3
3.841% due 09/25/2035 ~	56	51

Structured Asset Mortgage Investments Trust
3.204% due 08/25/2036 •	1,016	927
3.304% due 09/25/2047 •	135	113
3.504% due 05/25/2036 •	26	20
3.524% due 05/25/2036 •	82	69
3.573% due 07/19/2034 ~	3	3

Structured Asset Securities Corp.
3.364% due 01/25/2036 •	1,158	1,117

Structured Asset Securities Corp. Mortgage Loan Trust
3.374% due 10/25/2036 •	629	553

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	158	53

Thornburg Mortgage Securities Trust
4.334% due 06/25/2037 ^•	54	48
6.000% due 06/25/2037 ~	104	90
6.050% due 06/25/2047 ^•	45	39

UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,701	2,148

WaMu Mortgage Pass-Through Certificates Trust
2.119% due 02/27/2034 •	7	7
2.739% due 12/25/2036 ^~	313	282
2.758% due 12/25/2035 ~	125	117
3.206% due 06/25/2033 ~	2	2
3.552% due 09/25/2036 ~	127	107
3.664% due 07/25/2045 ~	334	310
3.704% due 01/25/2045 •	8	8
3.804% due 10/25/2045 ~	497	465

Washington Mutual Mortgage Pass-Through Certificates Trust
2.044% due 07/25/2046 ^~	32	20
6.500% due 03/25/2036	1,464	1,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	$51	$42
6.000% due 06/25/2037 ^	92	81

Wells Fargo-RBS Commercial Mortgage Trust
1.238% due 03/15/2045 ~(a)	3,022	1

		72,576

	SHARES
PREFERRED SECURITIES 0.1%

AT&T, Inc.
2.875% due 03/02/2025 •(i)	500,000	433

Bank of America Corp.
5.875% due 03/15/2028 •(i)	560,000	483

		916

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 26.1%

Fannie Mae
1.632% due 12/01/2034 •	$9	9
3.000% due 03/01/2060	824	721
3.397% due 11/01/2034 •	16	17
3.484% due 06/25/2036 •	17	17
3.500% due 01/01/2059	2,017	1,826
6.000% due 04/25/2043 - 07/25/2044	60	61
6.500% due 11/25/2042	71	75

Freddie Mac
0.109% due 01/15/2038 ~(a)	258	9
1.019% due 11/25/2022 ~(a)	1,795	0
2.304% due 10/25/2044 •	43	45
2.723% due 01/15/2038 ~	258	259
3.418% due 12/15/2037 ~	6	6

Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	2	1
1.750% due 11/20/2026 - 12/20/2026 •	2	2
2.625% due 01/20/2030 •	2	2
2.875% due 05/20/2028 - 06/20/2030 •	4	4
3.000% due 04/20/2030 - 05/20/2030 •	5	5
3.000% due 07/20/2046 - 05/20/2047	26	25
3.207% due 07/20/2066 •	1,072	1,068
3.207% due 11/20/2066 ~	1,791	1,784
6.000% due 08/20/2034	198	204

U.S. Small Business Administration
5.600% due 09/01/2028	52	52

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	4,888	3,974
2.500% due 02/01/2051	660	558
3.000% due 10/01/2049 - 06/01/2051	2,984	2,622
3.500% due 10/01/2034 - 07/01/2050	2,309	2,121
4.000% due 06/01/2048 - 06/01/2050	1,044	982

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2052	57,000	46,166
3.000% due 10/01/2052 - 11/01/2052	40,750	35,471
3.500% due 10/01/2037 - 11/01/2052	55,900	50,304
4.000% due 10/01/2052 - 11/01/2052	42,050	39,021
4.500% due 10/01/2052 - 11/01/2052	36,700	34,959

		222,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (n)(p)		$1,400	$906
1.875% due 02/15/2041 (p)		10,400	7,372
2.000% due 08/15/2051 (p)		200	136

U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2027 (n)		4,481	4,183
0.500% due 01/15/2028 (n)		4,925	4,573
2.500% due 01/15/2029 (n)		3,312	3,429
3.875% due 04/15/2029 (n)		2,703	3,029

			23,628

Total United States (Cost $457,590)			425,166

SHORT-TERM INSTRUMENTS 33.1%

COMMERCIAL PAPER 1.7%

Bank of Nova Scotia
3.270% due 10/31/2022	CAD	5,600	4,041
3.324% due 11/09/2022		600	432
3.349% due 11/03/2022		4,700	3,391

Canadian Imperial Bank of Commerce
3.320% due 11/02/2022		3,000	2,165

Royal Bank of Canada
3.299% due 10/31/2022		2,800	2,020
3.320% due 11/09/2022		3,000	2,163

Toronto Dominion Bank
3.299% due 11/09/2022		800	577

			14,789

REPURCHASE AGREEMENTS (l) 0.1%
			729

FRANCE TREASURY BILLS 0.5%
(0.274)% due 10/12/2022 (f)(g)	EUR	3,900	3,822

GERMANY TREASURY BILLS 0.9%
(0.259)% due 10/19/2022 (f)(g)		8,100	7,938

ISRAEL TREASURY BILLS 1.9%
0.715% due 11/02/2022 - 07/05/2023 (e)(f)	ILS	59,600	16,539

JAPAN TREASURY BILLS 27.8%
(0.141)% due 10/03/2022 - 01/11/2023 (b)(e)(f)	JPY	34,270,000	236,838

U.S. TREASURY BILLS 0.2%
2.622% due 10/20/2022 - 12/15/2022 (e)(f)(p)		$1,691	1,686

Total Short-Term Instruments (Cost $297,886)			282,341

Total Investments in Securities (Cost $1,093,696)			981,697

		SHARES
INVESTMENTS IN AFFILIATES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%

PIMCO Short Asset Portfolio		56,228	550

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	8,079,830	$78,447

Total Short-Term Instruments (Cost $79,015)		78,997

Total Investments in Affiliates (Cost $79,015)		78,997

Total Investments 124.4% (Cost $1,172,711)		$1,060,694

Financial Derivative Instruments (m)(o) 2.3% (Cost or Premiums, net $(9,192))		19,800

Other Assets and Liabilities, net (26.7)%		(227,738)

Net Assets 100.0%		$852,756

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,228	0.14%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	340	0.04
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	1,002	675	0.08

				$2,702	$2,243	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.160%	01/17/2022	TBD	(2)	GBP 223	United Kingdom Gilt 1.750% due 01/22/2049	$(148)	$248	$249
FICC	1.150	09/30/2022	10/03/2022		$ 481	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(491)	481	481

Total Repurchase Agreements							$(639)	$729	$730

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	117

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (20.6)%
U.S. Government Agencies (20.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2037	$12,100	$(11,047)	$(10,665)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2052	66,300	(57,564)	(53,698)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	105,500	(88,766)	(85,439)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	30,900	(26,580)	(25,871)

Total Short Sales (20.6)%				$(183,957)	$(175,673)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$249	$0	$0	$249	$(148)	$101
FICC	481	0	0	481	(491)	(10)

Total Borrowings and Other Financing Transactions	$730	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(215) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	15	$38	$(14)	$(43)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	15	38	(12)	(5)

Total Written Options					$(26)	$(48)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2023	71	$16,972	$(312)	$0	$(4)
Australia Government 10-Year Bond December Futures	12/2022	71	5,319	(101)	87	0
Canada Government 10-Year Bond December Futures	12/2022	9	805	(12)	0	0
U.S. Treasury 5-Year Note December Futures	12/2022	504	54,184	(1,958)	0	(134)
U.S. Treasury 10-Year Note December Futures	12/2022	278	31,153	(1,464)	0	(109)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	4	548	(45)	0	(7)

				$(3,892)	$87	$(254)

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2022	51	$(3,476)	$35	$0	$(16)
Euro-Bobl December Futures	12/2022	214	(25,115)	625	6	(124)
Euro-BTP December Futures	12/2022	172	(18,876)	935	74	(194)
Euro-Bund 10-Year Bond December Futures	12/2022	247	(33,525)	1,840	99	(239)
Euro-Buxl 30-Year Bond December Futures	12/2022	13	(1,868)	185	39	(14)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	639	(82,740)	3,879	332	(570)
Japan Government 10-Year Bond December Futures	12/2022	37	(37,913)	29	0	(82)
U.S. Treasury 2-Year Note December Futures	12/2022	166	(34,095)	581	25	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	520	(61,612)	3,611	260	0
U.S. Treasury 30-Year Bond December Futures	12/2022	8	(1,011)	88	5	0
United Kingdom Long Gilt December Futures	12/2022	411	(44,238)	6,273	354	0

				$18,081	$1,194	$(1,239)

Total Futures Contracts				$14,189	$1,281	$(1,493)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.819%	EUR	1,000	$(5)	$(35)	$(40)	$0	$(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.402	$	100	6	(3)	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.614		600	24	(3)	21	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.761		200	8	(1)	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.950		300	13	(2)	11	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	EUR	700	47	(175)	(128)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.804		1,000	3	(32)	(29)	0	(4)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705		100	3	(2)	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.173		1,000	(33)	29	(4)	0	(2)

							$66	$(224)	$(158)	$1	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$	12,600	$(78)	$224	$146	$0	$(33)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031		14,500	(103)	372	269	0	(31)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032		1,700	25	15	40	0	(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032		108,900	3,069	72	3,141	38	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,000	(35)	92	57	0	(2)
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030		5,200	(42)	194	152	0	(7)

						$2,836	$969	$3,805	$38	$(74)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$58,800	$585	$(549)	$36	$6	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	57,600	22	(199)	(177)	6	0

					$607	$(748)	$(141)	$12	$0

INTEREST RATE SWAPS - BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$	32,200	$0	$1	$1	$0	$(18)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024		7,300	0	(1)	(1)	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024		53,800	12	(8)	4	0	(18)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024		22,600	0	5	5	0	(6)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024		17,200	0	8	8	0	(1)

						$12	$5	$17	$0	$(46)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	119

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023		GBP	30,200	$(39)	$(644)	$(683)	$13	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023			33,300	(44)	(1,394)	(1,438)	61	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025			22,500	(742)	(733)	(1,475)	0	(32)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028			2,400	(148)	(169)	(317)	0	(15)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033			18,900	(2,973)	(910)	(3,883)	0	(164)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053			2,700	827	3	830	1	(7)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023		INR	2,648,000	(8)	(179)	(187)	3	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024			1,670,990	(5)	(220)	(225)	3	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024			719,001	(26)	(30)	(56)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024			695,000	(4)	(11)	(15)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027			1,241,260	551	110	661	0	(24)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027			336,900	25	48	73	0	(5)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027			301,200	(20)	9	(11)	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032			118,900	75	0	75	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024		JPY	2,560,000	6	11	17	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028			1,090,000	(28)	(135)	(163)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029			3,710,000	(396)	801	405	0	(52)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031			860,000	(203)	(45)	(248)	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039			1,830,000	33	1,024	1,057	0	(63)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051			90,000	74	39	113	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052			450,000	142	159	301	0	(31)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		SGD	2,900	(5)	(57)	(62)	6	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027			6,900	(4)	(88)	(92)	13	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027			12,400	(50)	(344)	(394)	25	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027			8,699	(9)	(198)	(207)	18	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031			900	(7)	108	101	0	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031			900	(60)	(41)	(101)	4	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2032			800	(2)	41	39	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023	$		404,250	7,683	4,465	12,148	184	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024			200	2	7	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024			17,600	0	548	548	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024			19,000	0	562	562	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024			66,000	732	869	1,601	33	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024			35,600	(540)	(1,822)	(2,362)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024			44,400	1,421	447	1,868	35	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024			16,800	(29)	(471)	(500)	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024			22,300	0	(475)	(475)	0	(16)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024			15,900	0	(338)	(338)	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026			63,000	25	2,184	2,209	180	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027			64,400	2,785	5,232	8,017	220	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027			17,200	1,094	457	1,551	58	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027			4,800	(25)	(139)	(164)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029			2,800	(7)	(314)	(321)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029			4,400	(12)	(433)	(445)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029			5,300	(15)	(506)	(521)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029			4,100	(11)	(339)	(350)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029			14,300	0	801	801	51	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029			3,300	0	181	181	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029			12,000	0	611	611	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029			6,200	0	316	316	22	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029			4,700	0	239	239	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029			8,300	572	385	957	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029			600	(4)	(19)	(23)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029			2,400	(15)	(69)	(84)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031			5,900	0	(938)	(938)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031			30,900	(52)	(4,462)	(4,514)	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032			68,600	513	(4,229)	(3,716)	0	(245)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032			15,000	(599)	(2,249)	(2,848)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			45,700	(4,127)	(2,625)	(6,752)	0	(158)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032			16,600	(46)	(1,060)	(1,106)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032			1,600	(8)	(52)	(60)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052			2,500	(232)	(514)	(746)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052			2,500	(65)	(680)	(745)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052			1,100	0	(33)	(33)	0	(15)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		CAD	5,700	0	(285)	(285)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025			5,400	(43)	(229)	(272)	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029			1,200	0	(107)	(107)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031			6,800	(392)	(525)	(917)	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049			1,600	0	(211)	(211)	1	0

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500%	Annual	09/15/2026		CHF	13,800	$(50)	$(1,083)	$(1,133)	$59	$0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027			3,800	(8)	(191)	(199)	19	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027			3,400	0	(181)	(181)	17	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027			3,100	0	(163)	(163)	15	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027			1,800	0	(95)	(95)	9	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027			2,300	0	(133)	(133)	12	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027			12,900	(28)	(726)	(754)	69	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027		CNY	77,300	1	3	4	0	(11)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027			77,200	52	(36)	16	0	(12)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027		KRW	24,104,700	(49)	(794)	(843)	111	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032			100	0	0	0	0	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023		NZD	145,700	(47)	(1,299)	(1,346)	27	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024			64,100	(112)	(221)	(333)	27	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027			10,200	(18)	(120)	(138)	20	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$		8,400	88	(132)	(44)	0	(2)
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023			4,900	3	(100)	(97)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023			20,450	0	594	594	8	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023			86,900	944	1,912	2,856	22	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023			200	(1)	(8)	(9)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023			29,800	617	258	875	15	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024			16,900	0	1,007	1,007	17	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024			20,050	0	1,213	1,213	20	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024			200	(2)	(13)	(15)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024			4,300	423	(574)	(151)	0	(6)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028			27,300	(287)	(4,590)	(4,877)	0	(98)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028			21,900	278	(3,217)	(2,939)	0	(84)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029			1,400	(3)	(194)	(197)	0	(5)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029			4,100	(9)	(541)	(550)	0	(15)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029			900	(2)	(119)	(121)	0	(3)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		AUD	8,900	(26)	(549)	(575)	31	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031			13,400	161	(1,849)	(1,688)	79	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032			2,300	(3)	(19)	(22)	9	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032			29,900	102	(211)	(109)	125	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024		EUR	6,846	(28)	(110)	(138)	10	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024			800	(3)	(26)	(29)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025			28,500	(477)	(378)	(855)	79	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027			1,300	(6)	(107)	(113)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			2,300	(13)	(192)	(205)	11	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			1,600	(12)	(134)	(146)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			2,800	(10)	(201)	(211)	12	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			1,300	(5)	(93)	(98)	5	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028			96,800	(3,856)	(3,027)	(6,883)	436	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032			65,790	(13,356)	(2,444)	(15,800)	99	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033			55,400	(4,669)	(1,883)	(6,552)	100	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035			100	(9)	37	28	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037			7,000	333	(1,017)	(684)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050			400	0	158	158	5	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052			300	0	142	142	4	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053			23,100	3,156	1,058	4,214	307	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024		NOK	8,900	(5)	22	17	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025			13,300	0	47	47	0	(2)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		PLN	8,600	0	(411)	(411)	0	(11)
Receive	UKRPI	3.740	Maturity	03/15/2031		GBP	1,400	1	(277)	(276)	0	(37)
Receive	UKRPI	3.700	Maturity	04/15/2031			3,000	27	(640)	(613)	0	(80)
Pay	UKRPI	4.125	Maturity	09/15/2032			500	0	18	18	17	0
Pay	UKRPI	4.130	Maturity	09/15/2032			1,800	0	64	64	61	0
Pay	UKRPI	4.333	Maturity	09/15/2032			1,500	0	20	20	51	0

								$(11,343)	$(30,210)	$(41,553)	$3,012	$(1,670)

Total Swap Agreements								$(7,822)	$(30,208)	$(38,030)	$3,063	$(1,798)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,281	$3,082	$4,363	$ (48)	$ (1,493)	$ (1,800)	$ (3,341)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	121

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

(n)

Securities with an aggregate market value of $14,191 and cash of $14,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $19 and liability of $(2) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	CLP	106,322		$113	$3	$0
	10/2022	DKK	155,009		20,954	522	0
	10/2022	GBP	385		451	21	0
	10/2022	NOK	134,306		12,444	110	0
	10/2022		$1,130	GBP	1,000	0	(14)
	11/2022	AUD	2,967		$2,072	173	0
	11/2022	CAD	179		137	8	0
	11/2022	CHF	464		487	15	0
	11/2022	THB	9,571		261	7	0
	11/2022		$2,467	CHF	2,350	0	(77)
	11/2022		432	DKK	3,275	0	0
	11/2022		12,444	NOK	134,231	0	(114)
	12/2022	ILS	3,160		$936	45	0
	12/2022	JPY	2,300,000		16,150	140	0
	12/2022	TWD	10,736		340	2	0
	01/2023	JPY	3,440,000		24,057	2	0
	03/2023		$1,009	ZAR	17,820	0	(38)
	05/2023	CNH	22,383		$3,460	304	0

BPS	10/2022	BRL	16,483		3,051	2	(6)
	10/2022	CLP	10,376		11	0	0
	10/2022	CNH	11,999		1,736	56	0
	10/2022	EUR	1,072		1,073	22	0
	10/2022	GBP	8,183		8,812	0	(324)
	10/2022	PLN	915		197	13	0
	10/2022		$3,163	BRL	16,483	0	(107)
	10/2022		2,083	CLP	2,006,191	0	(11)
	10/2022		1,210	DKK	8,990	0	(25)
	10/2022		664	EUR	654	0	(23)
	10/2022		1,181	GBP	1,021	0	(41)
	11/2022	CAD	1,389		$1,086	81	0
	11/2022	CLP	480,038		481	0	(12)
	11/2022		$966	AUD	1,407	0	(65)
	11/2022		253	BRL	1,368	0	(2)
	11/2022		2,471	THB	87,608	0	(145)
	11/2022		11	ZAR	181	0	(1)
	11/2022	ZAR	2,624		$145	0	0
	12/2022	CNH	68		10	0	0
	12/2022	TWD	69,547		2,262	73	0

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022		$10	CNY	68	$0	$0
	03/2023	CNH	14,713		$2,279	209	0
	03/2023	ZAR	15,624		859	7	0
	07/2023	ILS	2,932		920	81	0

BRC	10/2022	EUR	3,903		3,957	130	0
	10/2022	JPY	7,630,000		56,276	3,524	0
	10/2022	MYR	1,177		258	6	0
	11/2022	ILS	900		282	29	0
	11/2022	JPY	1,320,000		9,851	692	0
	12/2022	ZAR	8,637		475	1	0

CBK	10/2022	BRL	22,825		4,436	205	0
	10/2022	CLP	3,415,686		3,743	219	(1)
	10/2022	EUR	821		810	6	0
	10/2022	PEN	18,423		4,654	39	0
	10/2022		$4,295	BRL	22,825	4	(67)
	10/2022		425	DKK	3,280	8	0
	10/2022		13,144	NOK	127,744	0	(1,412)
	11/2022	AUD	1,571		$1,044	39	0
	11/2022	GBP	383		423	0	(4)
	11/2022	NZD	2,554		1,625	196	0
	11/2022	PEN	17,186		4,329	35	0
	11/2022		$160	ZAR	2,624	0	(15)
	12/2022	CNH	27		$4	0	0
	12/2022	ILS	1,300		416	49	0
	12/2022	MXN	34,124		1,674	0	0
	12/2022	PEN	6,555		1,690	60	0
	12/2022	TWD	76,349		2,484	80	0
	12/2022		$2,222	CLP	2,006,191	0	(179)
	12/2022		4	CNY	27	0	0
	12/2022		1,041	PEN	4,364	46	0
	01/2023	ILS	5,299		$1,680	182	0
	01/2023		$4,349	BRL	22,825	0	(205)
	02/2023	PEN	4,777		$1,198	13	0
	03/2023		16,275		4,149	124	0
	05/2023	CNH	2,458		380	33	0
	05/2023	ILS	15,467		4,609	204	0
	07/2023		10,561		3,304	284	0

CLY	12/2022		$371	CLP	343,079	0	(21)
	05/2023	CNH	35,599		$5,504	484	0

DUB	10/2022		$69	MXN	1,432	2	0
	11/2022	CAD	233		$180	11	0
	11/2022	JPY	1,307,519		9,766	693	0
	12/2022		$1,224	ZAR	19,230	0	(168)

GLM	10/2022	MYR	21,113		$4,685	160	0
	10/2022		$442	CLP	409,097	0	(21)
	10/2022		4,283	MYR	19,533	0	(97)
	11/2022	ILS	16,999		$5,503	725	0
	12/2022		$4,790	PEN	19,072	0	(40)
	03/2023	CNH	7,620		$1,180	108	0

JPM	10/2022	BRL	7,935		1,485	14	0
	10/2022	CAD	2,778		2,163	152	0
	10/2022	CLP	55,720		56	0	(1)
	10/2022	CNH	22,811		3,286	91	0
	10/2022		$1,468	BRL	7,935	3	0
	11/2022	CAD	2,975		$2,309	155	0
	11/2022	JPY	148,268		1,108	79	0
	11/2022		$1,475	BRL	7,935	0	(15)
	11/2022		15	IDR	217,821	0	0
	11/2022	ZAR	181		$10	0	0
	12/2022	ILS	300		97	13	0
	12/2022	TWD	31,434		1,023	33	0
	12/2022	ZAR	10,593		588	6	0

MBC	10/2022	EUR	7,752		7,470	0	(128)
	10/2022	GBP	431		456	0	(25)
	10/2022	SGD	688		490	11	0
	10/2022		$5,422	EUR	5,604	94	(23)
	11/2022	CHF	533		$570	27	0
	11/2022	JPY	3,340,000		24,643	1,438	0
	11/2022		$860	AUD	1,324	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	123

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022		$645	DKK	4,895	$2	$0
	11/2022		1,548	EUR	1,583	6	0
	11/2022		6,408	JPY	919,900	0	(25)
	12/2022	CNH	35		$5	0	0
	12/2022	TWD	16,164		509	0	0
	12/2022		$5	CNY	34	0	0
	03/2023	ILS	5,465		$1,671	121	0
	05/2023	CNH	1,238		184	10	0

MYI	10/2022	CAD	5,600		4,350	296	0
	10/2022	CLP	405,288		436	19	0
	10/2022	MYR	1,084		238	5	0
	10/2022		$18,918	DKK	146,049	333	0
	10/2022		65,086	EUR	67,460	1,029	0
	10/2022		38,569	GBP	35,629	1,213	0
	10/2022		1,624	MXN	33,181	17	0
	10/2022		686	NOK	7,360	0	(10)
	10/2022	ZAR	13,931		$771	2	0
	11/2022	DKK	145,750		18,918	0	(331)
	11/2022	EUR	68,613		66,341	0	(1,038)
	11/2022	GBP	35,629		38,591	0	(1,216)
	11/2022	THB	94,760		2,640	123	0
	12/2022	CNH	16		2	0	0
	12/2022	CNY	161		23	1	0
	12/2022		$2	CNY	15	0	0

RBC	10/2022	CLP	95,268		$101	3	0
	11/2022	AUD	5,475		3,908	404	0
	11/2022	CAD	2,976		2,316	161	0
	11/2022	CHF	318		330	6	0
	11/2022	JPY	5,050,000		38,194	3,162	0

SCX	10/2022	EUR	8,107		8,645	692	0
	10/2022		$673	CLP	633,180	0	(20)
	10/2022		815	EUR	815	0	(17)
	11/2022	AUD	2,576		$1,806	158	0
	11/2022	CAD	686		534	37	0
	11/2022	CHF	416		435	12	0
	11/2022	NZD	21,710		12,394	242	0
	11/2022		$604	CHF	587	0	(6)
	11/2022		22	IDR	325,567	0	(1)
	12/2022	CNH	17		$2	0	0
	12/2022		$2	CNY	17	0	0

SOG	10/2022	BRL	1,368		$253	0	(1)
	10/2022	EUR	60,752		61,137	1,597	0
	10/2022		$255	BRL	1,368	0	(1)
	11/2022		2,048	CHF	1,938	0	(76)

SSB	10/2022	CLP	946		$1	0	0
	10/2022		$263	MYR	1,225	0	(1)
	11/2022	CLP	670,272		$685	0	(4)

TOR	10/2022	JPY	6,820,000		50,745	3,577	0
	11/2022	CAD	5,520		4,291	294	0
	11/2022	JPY	669,278		5,014	370	0
	12/2022		4,370,000		30,791	338	0
	01/2023		$253	PEN	1,013	0	(2)

UAG	10/2022	CNH	19,497		$2,800	69	0
	10/2022	GBP	29,082		33,838	1,366	0
	10/2022	HKD	3,848		491	0	0
	10/2022		$810	ZAR	13,931	0	(41)
	11/2022	GBP	1,149		$1,247	0	(37)
	01/2023		$261	PEN	1,027	0	(6)

Total Forward Foreign Currency Contracts						$28,068	$(6,273)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	3,300	$ 94	$362

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	1,400	$106	$481

Total Purchased Options						$200	$843

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	1,000	$ (1)	$(1)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	1,000	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	900	(2)	(2)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	3,000	(4)	(7)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	3,000	(4)	(6)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	2,600	(4)	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	4,100	(5)	(4)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	4,700	(7)	(8)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	2,100	(4)	(2)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	2,100	(3)	(2)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	1,000	(1)	(1)

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	1,300	(2)	(2)

						$ (38)	$(36)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,400	$(7)	$(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,400	(7)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	29,600	(96)	(510)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	3,400	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	3,400	(17)	(70)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	3,600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	3,600	(11)	(37)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	2,400	(4)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	2,400	(4)	(22)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(506)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,300	(8)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,300	(8)	(18)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(12)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	86,900	(173)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	86,900	(173)	(2,854)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	900	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	900	(6)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,000	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,000	(6)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,000	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,000	(7)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,000	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,000	(7)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,000	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,000	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,000	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,000	(7)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,000	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,000	(7)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	900	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	900	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,500	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,500	(5)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,800	(6)	(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	125

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650%	11/20/2023	1,800	$(6)	$(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,700	(5)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,70 0	(21)	(8)
	Put - OTC 1-Year Interest Rate Swa p	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,70 0	(21)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(8)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(14)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	7,600	(15)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	7,600	(15)	(78)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,600	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,600	(7)	(24)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	2,500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	2,500	(4)	(23)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	900	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	900	(2)	(9)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(10)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(9)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,500	(10)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,500	(10)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,400	(9)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,400	(9)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(19)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	7,600	(15)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	7,600	(15)	(77)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	3,800	(7)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	3,800	(7)	(39)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	3,900	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	3,900	(9)	(41)

							$(1,116)	$(4,702)

INTEREST RATE- CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	18,250	$(19)	$0
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	9,750	(9)	0

						$(28)	$0

Total Written Options						$(1,182)	$(4,738)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$	2,700	$(67)	$54	$0	$(13)

BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353		1,500	(29)	21	0	(8)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359		3,200	(80)	64	0	(16)

GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353		2,700	(52)	38	0	(14)

HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359		1,500	(37)	30	0	(7)

JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359		2,000	(48)	38	0	(10)

								$(313)	$245	$0	$(68)

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$	1,300	$(32)	$26	$0	$(6)

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200		900	(22)	18	0	(4)

GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.495		600	18	(6)	12	0

								$(36)	$38	$12	$(10)

CROSS - CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 4,700	$3,541	$23	$(12)	$11	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900	5,451	1	9	10	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	9	0	(19)

							$(4)	$6	$21	$(19)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	23,500	$8	$119	$127	$0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	118,400	(5)	26	21	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032		32,200	(11)	(8)	0	(19)
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		56,000	8	25	33	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		47,700	(1)	(40)	0	(41)

BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		3,200	1	1	2	0

CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	13,300	15	180	195	0

GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		9,900	3	50	53	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032		12,700	(11)	152	141	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	32,900	6	13	19	0

GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		523,100	(55)	148	93	0
	Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032		79,000	(13)	(100)	0	(113)

JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	4,900	4	22	26	0

NGF	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	59,300	(3)	14	11	0

SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	8,400	6	39	45	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	934,289	62	104	166	0
	Receive	3-Month THB-THBFIX Compounded-OIS	1.750	Quarterly	09/21/2024		140,000	7	36	43	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		163,200	(30)	160	130	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		9,322	0	10	10	0

								$(9)	$951	$1,115	$(173)

Total Swap Agreements								$(362)	$1,240	$1,148	$(270)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	127

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$11	$11	$0	$0	$0	$0	$11	$0	$11
BOA	1,352	362	181	1,895	(243)	(604)	(60)	(907)	988	(1,040)	(52)
BPS	544	481	2	1,027	(762)	(566)	(13)	(1,341)	(314)	0	(314)
BRC	4,382	0	0	4,382	0	(3)	(30)	(33)	4,349	(4,190)	159
CBK	1,826	0	205	2,031	(1,883)	0	(4)	(1,887)	144	0	144
CLY	484	0	0	484	(21)	0	0	(21)	463	(280)	183
DUB	706	0	0	706	(168)	(34)	0	(202)	504	(390)	114
FAR	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
GLM	993	0	213	1,206	(158)	(3,225)	(19)	(3,402)	(2,196)	1,987	(209)
GST	0	0	105	105	0	(14)	(127)	(141)	(36)	0	(36)
HUS	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
JPM	546	0	26	572	(16)	(13)	(10)	(39)	533	(560)	(27)
MBC	1,709	0	0	1,709	(214)	0	0	(214)	1,495	(1,430)	65
MYC	0	0	0	0	0	(13)	0	(13)	(13)	43	30
MYI	3,038	0	0	3,038	(2,595)	0	0	(2,595)	443	(270)	173
NGF	0	0	11	11	0	(251)	0	(251)	(240)	95	(145)
RBC	3,736	0	0	3,736	0	0	0	0	3,736	(3,640)	96
SCX	1,141	0	394	1,535	(44)	0	0	(44)	1,491	(1,320)	171
SOG	1,597	0	0	1,597	(78)	0	0	(78)	1,519	(1,590)	(71)
SSB	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
TOR	4,579	0	0	4,579	(2)	0	0	(2)	4,577	(4,110)	467
UAG	1,435	0	0	1,435	(84)	0	0	(84)	1,351	(1,630)	(279)

Total Over the Counter	$28,068	$843	$1,148	$30,059	$(6,273)	$(4,738)	$(270)	$(11,281)

(p)

Securities with an aggregate market value of $2,125 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,281	$1,281
Swap Agreements	0	51	0	0	3,031	3,082

	$0	$51	$0	$0	$4,312	$4,363

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,068	$0	$28,068
Purchased Options	0	0	0	0	843	843
Swap Agreements	0	12	0	21	1,115	1,148

	$0	$12	$0	$28,089	$1,958	$30,059

	$0	$63	$0	$28,089	$6,270	$34,422

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$48	$48
Futures	0	0	0	0	1,493	1,493
Swap Agreements	0	86	0	0	1,714	1,800

	$0	$86	$0	$0	$3,255	$3,341

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,273	$0	$6,273
Written Options	0	36	0	0	4,702	4,738
Swap Agreements	0	78	0	19	173	270

	$0	$114	$0	$6,292	$4,875	$11,281

	$0	$200	$0	$6,292	$8,130	$14,622

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	16,895	16,895
Swap Agreements	0	576	0	0	(7,084)	(6,508)

	$0	$576	$0	$0	$9,848	$10,424

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45,997	$0	$45,997
Purchased Options	0	0	0	(23)	0	(23)
Written Options	0	247	0	21	561	829
Swap Agreements	0	262	0	0	479	741

	$0	$509	$0	$45,995	$1,040	$47,544

	$0	$1,085	$0	$45,995	$10,888	$57,968

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$123	$123
Futures	0	0	0	0	7,182	7,182
Swap Agreements	0	(981)	0	0	(20,649)	(21,630)

	$0	$(981)	$0	$0	$(13,344)	$(14,325)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,332	$0	$12,332
Purchased Options	0	0	0	(9)	394	385
Written Options	0	(129)	0	(12)	(1,793)	(1,934)
Swap Agreements	0	(285)	0	30	897	642

	$0	$(414)	$0	$12,341	$(502)	$11,425

	$0	$(1,395)	$0	$12,341	$(13,846)	$(2,900)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	129

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$55	$0	$55
Australia
Non-Agency Mortgage-Backed Securities	0	288	0	288
Sovereign Issues	0	13,659	0	13,659
Canada
Corporate Bonds & Notes	0	2,953	0	2,953
Non-Agency Mortgage-Backed Securities	0	331	0	331
Sovereign Issues	0	386	0	386
Cayman Islands
Asset-Backed Securities	0	59,638	0	59,638
Corporate Bonds & Notes	0	5,307	0	5,307
Non-Agency Mortgage-Backed Securities	0	1,920	0	1,920
Denmark
Corporate Bonds & Notes	0	18,005	0	18,005
France
Corporate Bonds & Notes	0	6,015	0	6,015
Sovereign Issues	0	14,172	0	14,172
Germany
Corporate Bonds & Notes	0	13,620	0	13,620
India
Corporate Bonds & Notes	0	997	0	997
Ireland
Asset-Backed Securities	0	7,571	0	7,571
Corporate Bonds & Notes	0	1,621	0	1,621
Non-Agency Mortgage-Backed Securities	0	1,887	0	1,887
Israel
Sovereign Issues	0	2,582	0	2,582
Italy
Corporate Bonds & Notes	0	3,648	0	3,648
Sovereign Issues	0	655	0	655
Japan
Corporate Bonds & Notes	0	2,993	0	2,993
Sovereign Issues	0	20,161	0	20,161
Jersey, Channel Islands
Asset-Backed Securities	0	2,155	0	2,155
Luxembourg
Corporate Bonds & Notes	0	2,265	0	2,265
Malaysia
Corporate Bonds & Notes	0	544	0	544
Mexico
Sovereign Issues	0	386	0	386
Multinational
Corporate Bonds & Notes	0	681	0	681
Netherlands
Corporate Bonds & Notes	0	3,212	0	3,212
Preferred Securities	0	284	0	284
Norway
Sovereign Issues	0	1,260	0	1,260
Peru
Sovereign Issues	0	9,030	0	9,030
Qatar
Corporate Bonds & Notes	0	1,036	0	1,036
Sovereign Issues	0	1,554	0	1,554
Romania
Sovereign Issues	0	3,533	0	3,533
Saudi Arabia
Corporate Bonds & Notes	0	162	0	162
Sovereign Issues	0	341	0	341
Serbia
Sovereign Issues	0	772	0	772

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Spain
Corporate Bonds & Notes	$0	$2,150	$0	$2,150
Sovereign Issues	0	3,619	0	3,619
Supranational
Corporate Bonds & Notes	0	1,054	0	1,054
Switzerland
Corporate Bonds & Notes	0	9,335	0	9,335
United Arab Emirates
Sovereign Issues	0	409	0	409
United Kingdom
Corporate Bonds & Notes	0	30,541	0	30,541
Non-Agency Mortgage-Backed Securities	0	18,981	0	18,981
Preferred Securities	0	360	0	360
Sovereign Issues	0	2,062	0	2,062
United States
Asset-Backed Securities	0	65,715	0	65,715
Corporate Bonds & Notes	0	35,499	0	35,499
Loan Participations and Assignments	0	2,347	0	2,347
Municipal Bonds & Notes	0	2,115	0	2,115
Non-Agency Mortgage-Backed Securities	0	72,576	0	72,576
Preferred Securities	0	916	0	916
U.S. Government Agencies	0	222,370	0	222,370
U.S. Treasury Obligations	0	23,628	0	23,628
Short-Term Instruments
Commercial Paper	0	14,789	0	14,789
Repurchase Agreements	0	729	0	729
France Treasury Bills	0	3,822	0	3,822
Germany Treasury Bills	0	7,938	0	7,938
Israel Treasury Bills	0	16,539	0	16,539
Japan Treasury Bills	0	236,838	0	236,838
U.S. Treasury Bills	0	1,686	0	1,686

	$0	$981,697	$0	$981,697

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,997	$0	$0	$78,997

Total Investments	$78,997	$981,697	$0	$1,060,694

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(175,673)	$0	$(175,673)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	991	3,353	0	4,344
Over the counter	0	30,059	0	30,059

	$991	$33,412	$0	$34,403

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,239)	(2,100)	0	(3,339)
Over the counter	0	(11,281)	0	(11,281)

	$(1,239)	$(13,381)	$0	$(14,620)

Total Financial Derivative Instruments	$(248)	$20,031	$0	$19,783

Totals	$78,749	$826,055	$0	$904,804

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	September 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$590	$119
1.000% due 07/09/2029		15	3
3.500% due 07/09/2041 þ		100	22

Total Argentina (Cost $400)			144

AUSTRALIA 2.0%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Pepper Residential Securities Trust
3.686% due 03/12/2061 •		$397	396

RESIMAC Bastille Trust
3.563% due 09/05/2057 ~		525	525

			921

SOVEREIGN ISSUES 1.9%

Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	9,566
1.000% due 11/21/2031		2,800	1,397
1.250% due 05/21/2032		800	404
1.750% due 06/21/2051		1,000	390
2.500% due 05/21/2030		1,100	642
4.500% due 04/21/2033		3,300	2,220

South Australia Government Financing Authority
1.750% due 05/24/2032		1,900	952

Treasury Corp. of Victoria
4.250% due 12/20/2032		2,200	1,373

			16,944

Total Australia (Cost $22,502)			17,865

BRAZIL 0.2%

CORPORATE BONDS & NOTES 0.2%

Banco Bradesco SA
2.850% due 01/27/2023		$2,000	1,987

Total Brazil (Cost $2,000)			1,987

CANADA 0.8%

CORPORATE BONDS & NOTES 0.1%

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,207

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,154	763
2.867% due 02/12/2055 ~		2,400	1,521
3.072% due 08/12/2053		668	479

			2,763

SOVEREIGN ISSUES 0.4%

Canada Government International Bond
2.000% due 12/01/2051		4,400	2,514

Canada Government Real Return Bond
1.500% due 12/01/2044 (e)		1,457	1,063

			3,577

Total Canada (Cost $9,749)			7,547

CAYMAN ISLANDS 11.6%

ASSET-BACKED SECURITIES 10.8%

American Money Management Corp. CLO Ltd.
3.463% due 04/14/2029 •		$1,157	1,150
3.862% due 11/10/2030 •		3,500	3,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
3.640% due 07/18/2029 •	$3,700	$3,629

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •	3,800	3,706

Ares CLO Ltd.
3.562% due 01/15/2032 •	3,700	3,608
3.809% due 04/22/2031 •	3,600	3,505

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •	3,700	3,598

Crestline Denali CLO Ltd.
3.923% due 10/23/2031 ~	3,900	3,811

Dryden Senior Loan Fund
3.492% due 04/15/2028 •	3,410	3,380

GoldenTree Loan Management U.S. CLO Ltd.
3.620% due 11/20/2030 ~	2,300	2,244

KKR CLO Ltd.
3.462% due 07/15/2030 ~	3,600	3,557

LoanCore Issuer Ltd.
3.834% due 01/17/2037 ~	3,700	3,592

Mountain View CLO Ltd.
3.275% due 10/13/2027 ~	753	751

Palmer Square Loan Funding Ltd.
3.510% due 07/20/2029 ~	2,939	2,905

Sound Point CLO Ltd.
3.683% due 01/23/2029 ~	2,361	2,339
3.690% due 10/20/2030 ~	3,700	3,634
3.763% due 07/25/2030 •	6,350	6,237

Starwood Commercial Mortgage Trust
4.139% due 04/18/2038 •	3,700	3,622

Starwood Mortgage Trust
3.635% due 11/15/2038 ~	3,600	3,515

Stratus CLO Ltd.
3.660% due 12/29/2029 ~	3,292	3,237

TCI-Symphony CLO Ltd.
3.475% due 10/13/2032 •	3,700	3,590

THL Credit Wind River CLO Ltd.
3.592% due 04/15/2031 ~	4,000	3,888

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •	3,900	3,799

Venture CLO Ltd.
3.392% due 04/15/2027 ~	489	479
3.730% due 04/20/2029 ~	1,892	1,881
3.810% due 01/20/2029 ~	3,138	3,101
3.840% due 04/20/2032 •	2,900	2,841
3.895% due 09/07/2030 ~	3,900	3,832
3.942% due 07/30/2032 ~	3,700	3,580

Vibrant CLO Ltd.
4.477% due 06/20/2029 ~	1,561	1,546

Voya CLO Ltd.
3.690% due 04/17/2030 ~	1,283	1,265

		95,273

CORPORATE BONDS & NOTES 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,144	897

SA Global Sukuk Ltd.
2.694% due 06/17/2031	200	169

Sands China Ltd.
5.625% due 08/08/2025	600	544
5.900% due 08/08/2028	1,500	1,264

Tencent Holdings Ltd.
3.595% due 01/19/2028	300	269

		3,143

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

AREIT Trust
4.073% due 11/17/2038 ~	3,209	3,078

MF1 Multifamily Housing Mortgage Loan Trust
3.810% due 07/15/2036 •	865	836

		3,914

Total Cayman Islands (Cost $105,036)		102,330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 6.8%

SOVEREIGN ISSUES 6.8%

China Development Bank
4.240% due 08/24/2027	CNY	162,200	$24,478
4.880% due 02/09/2028		76,000	11,818

China Government International Bond
2.680% due 05/21/2030		30,300	4,242
3.530% due 10/18/2051		51,800	7,776
3.720% due 04/12/2051		22,800	3,517
3.810% due 09/14/2050		55,100	8,623

Total China (Cost $61,809)			60,454

DENMARK 2.8%

CORPORATE BONDS & NOTES 2.8%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	76,605	6,820
1.500% due 10/01/2053		1,692	153

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		51,666	4,511
1.500% due 10/01/2053		4,858	442

Nykredit Realkredit AS
1.000% due 10/01/2050		30,917	2,807
1.500% due 10/01/2053		57,085	5,377

Realkredit Danmark AS
1.000% due 10/01/2050		16,190	1,471
1.500% due 10/01/2053		6,013	568
2.000% due 10/01/2053		28,325	2,821

Total Denmark (Cost $40,842)			24,970

FRANCE 3.8%

CORPORATE BONDS & NOTES 1.5%

BNP Paribas SA
1.323% due 01/13/2027 •		$3,400	2,901
3.132% due 01/20/2033 •		2,500	1,900
3.800% due 01/10/2024		500	491
5.198% due 01/10/2030 •		1,500	1,387

Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,389
2.226% due 01/21/2026 •		1,200	1,083
2.797% due 01/19/2028 •		900	760
3.337% due 01/21/2033 •		1,300	973
4.677% due 06/15/2027		800	763

			13,647

SOVEREIGN ISSUES 2.3%

France Government International Bond
0.500% due 05/25/2072	EUR	2,200	857
0.750% due 05/25/2052		10,950	6,096
2.000% due 05/25/2048		10,900	8,785
3.250% due 05/25/2045		4,600	4,687

			20,425

Total France (Cost $50,262)			34,072

GERMANY 2.1%

CORPORATE BONDS & NOTES 2.1%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	3,100	2,585
1.750% due 11/19/2030 •		1,200	891
2.129% due 11/24/2026 •(h)		$1,900	1,615
2.222% due 09/18/2024 •		1,600	1,524
2.625% due 12/16/2024	GBP	1,100	1,105
2.625% due 02/12/2026	EUR	2,600	2,359
3.035% due 05/28/2032 •(h)		$2,000	1,437
3.547% due 09/18/2031 •		400	306
3.729% due 01/14/2032 •(h)		2,400	1,619
3.961% due 11/26/2025 •		3,500	3,270

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (b)	EUR	300	227

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	131

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		$1,800	$1,539

Total Germany (Cost $23,738)			18,477

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		$1,400	1,395

Total India (Cost $1,400)			1,395

IRELAND 2.1%

ASSET-BACKED SECURITIES 1.5%

Accunia European CLO DAC
0.950% due 07/15/2030 ~	EUR	1,516	1,459

Black Diamond CLO DAC
1.810% due 10/03/2029 •		197	193

Cairn CLO DAC
0.780% due 10/15/2031 •		1,500	1,417
0.838% due 04/30/2031 •		1,283	1,227

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •		1,600	1,514

Dryden Euro CLO DAC
0.660% due 04/15/2033 ~		1,700	1,611

Harvest CLO DAC
0.640% due 10/15/2031 •		1,300	1,232

Jubilee CLO DAC
0.610% due 04/15/2030 ~		1,900	1,820
0.650% due 04/15/2031 •		1,300	1,213

Man GLG Euro CLO DAC
0.680% due 10/15/2030 ~		1,294	1,240

			12,926

CORPORATE BONDS & NOTES 0.3%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	732
1.750% due 10/29/2024		700	637
3.651% (SOFRRATE + 0.680%) due 09/29/2023 ~		1,000	979

AIB Group PLC
4.750% due 10/12/2023		500	493

			2,841

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Shamrock Residential DAC
1.530% due 01/24/2061 •	EUR	2,893	2,786

Total Ireland (Cost $22,446)			18,553

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
1.250% due 11/30/2022	ILS	3,100	869
2.000% due 03/31/2027		9,700	2,575
3.800% due 05/13/2060		$2,700	2,057
4.125% due 01/17/2048		700	598

Total Israel (Cost $7,594)			6,099

ITALY 0.7%

CORPORATE BONDS & NOTES 0.7%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,585
2.625% due 04/28/2025		1,000	843

UniCredit SpA
7.500% due 06/03/2026 •(f)(g)		900	777
7.830% due 12/04/2023		$2,900	2,925

Total Italy (Cost $7,332)			6,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 9.6%

CORPORATE BONDS & NOTES 0.7%

Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$1,300	$1,276
4.236% (US0003M + 1.000%) due 09/11/2024 ~		800	800

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,012
4.345% due 09/17/2027		1,400	1,209
4.810% due 09/17/2030		1,500	1,217

Nomura Holdings, Inc.
2.329% due 01/22/2027		1,000	861

			6,375

SOVEREIGN ISSUES 8.9%

Japan Finance Organization for Municipalities
3.375% due 09/27/2023		500	495

Japan Government International Bond
0.005% due 06/20/2027	JPY	5,863,000	40,396
0.100% due 03/10/2028 (e)		1,129,229	8,204
0.500% due 09/20/2046		74,000	439
0.500% due 03/20/2049		2,260,000	12,827
0.700% due 12/20/2048		1,450,000	8,716
0.700% due 06/20/2051		200,000	1,169
1.000% due 03/20/2052		440,000	2,772

Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,045

			79,063

Total Japan (Cost $103,861)			85,438

MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	552
4.550% due 04/21/2050		400	359
4.800% due 04/21/2060		400	366

			1,277

SOVEREIGN ISSUES 0.3%

Malaysia Government Investment Issue
4.369% due 10/31/2028	MYR	12,300	2,655

Total Malaysia (Cost $4,647)			3,932

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.000% due 04/27/2051		$600	463

Total Mexico (Cost $557)			463

NETHERLANDS 0.8%

CORPORATE BONDS & NOTES 0.7%

Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$2,500	2,270
3.758% due 04/06/2033 •		900	745

Enel Finance International NV
2.650% due 09/10/2024		2,700	2,558

ING Groep NV
3.875% due 05/16/2027 •(f)(g)		900	589

			6,162

		SHARES
PREFERRED SECURITIES 0.1%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(f)		525,250	474

Total Netherlands (Cost $7,569)			6,636

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,700	$764

Total New Zealand (Cost $1,192)			764

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,260

Total Norway (Cost $1,600)			1,260

PERU 1.4%

SOVEREIGN ISSUES 1.4%

Peru Government International Bond
2.780% due 12/01/2060		$1,000	546
5.350% due 08/12/2040	PEN	3,300	572
5.940% due 02/12/2029		6,100	1,348
6.350% due 08/12/2028		30,900	7,097
6.950% due 08/12/2031		4,700	1,057
8.200% due 08/12/2026		5,600	1,460

Total Peru (Cost $17,207)			12,080

QATAR 0.2%

CORPORATE BONDS & NOTES 0.2%

Qatar Energy
2.250% due 07/12/2031		$600	485
3.125% due 07/12/2041		1,000	732
3.300% due 07/12/2051		1,000	712

			1,929

SOVEREIGN ISSUES 0.0%

Qatar Government International Bond
4.400% due 04/16/2050		200	176

Total Qatar (Cost $2,791)			2,105

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	781
1.750% due 07/13/2030		1,400	892
2.000% due 01/28/2032		600	364
2.000% due 04/14/2033		100	58
2.124% due 07/16/2031		200	125
2.625% due 12/02/2040		800	402
2.750% due 04/14/2041		500	252
2.875% due 04/13/2042		1,800	911
3.750% due 02/07/2034		1,200	816

Total Romania (Cost $9,003)			4,601

SAUDI ARABIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	647
3.250% due 11/24/2050		900	606

Total Saudi Arabia (Cost $1,581)			1,253

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	724
2.050% due 09/23/2036		900	467

Total Serbia (Cost $2,302)			1,191

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 2.1%

SOVEREIGN ISSUES 2.1%

Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	$1,912
2.375% due 12/10/2027		3,370,000	2,155
2.375% due 12/10/2028		12,640,000	7,982
2.625% due 06/10/2028		6,030,000	3,883
5.500% due 03/10/2028		3,370,000	2,500

Total South Korea (Cost $26,129)			18,432

SPAIN 1.5%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(f)(g)	EUR	1,200	1,078

Banco Santander SA
1.849% due 03/25/2026		$400	346
3.848% due 04/12/2023		600	596

CaixaBank SA
3.625% due 09/14/2028 •(f)(g)	EUR	400	249

Merlin Properties Socimi SA
2.225% due 04/25/2023		600	586

			2,855

		SHARES
PREFERRED SECURITIES 0.0%

CaixaBank SA
5.875% due 10/09/2027 •(f)(g)		200,000	165

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	492

Spain Government International Bond
0.850% due 07/30/2037		4,500	3,052
1.450% due 10/31/2071		2,300	1,121
3.450% due 07/30/2066		6,200	5,724

			10,389

Total Spain (Cost $23,105)			13,409

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,054

Total Supranational (Cost $1,334)			1,054

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.1%

Credit Suisse AG
6.500% due 08/08/2023 (g)		$4,800	4,751

Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,176
3.800% due 06/09/2023		1,200	1,181
3.869% due 01/12/2029 •		400	327
6.250% due 12/18/2024 •(f)(g)		200	172
6.537% due 08/12/2033 •		1,100	990
7.500% due 12/11/2023 •(f)(g)		500	461

Total Switzerland (Cost $10,801)			10,058

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.1%

SOVEREIGN ISSUES 0.1%

Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050		$700	$573

Total United Arab Emirates (Cost $674)			573

UNITED KINGDOM 10.6%

CORPORATE BONDS & NOTES 4.9%

Annington Funding PLC
1.650% due 07/12/2024	EUR	2,000	1,877

Barclays Bank PLC
7.625% due 11/21/2022 (g)		$6,400	6,401

Barclays PLC
2.375% due 10/06/2023 •	GBP	1,700	1,898
4.375% due 01/12/2026		$480	453
7.125% due 06/15/2025 •(f)(g)	GBP	1,400	1,358

GSK Consumer Healthcare Capital UK PLC
3.125% due 03/24/2025		$1,900	1,795

HSBC Holdings PLC
2.804% due 05/24/2032 •		2,200	1,620
3.961% (US0003M + 1.000%) due 05/18/2024 ~		900	889
4.041% due 03/13/2028 •		2,300	2,078
4.300% due 03/08/2026		1,340	1,285
4.950% due 03/31/2030		300	276

Nationwide Building Society
2.972% due 02/16/2028 •		700	603
3.766% due 03/08/2024 •		3,000	2,967

NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		1,200	753
5.076% due 01/27/2030 •		1,600	1,460

Rolls-Royce PLC
3.625% due 10/14/2025		1,200	1,032

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		6,000	5,919

Santander U.K. PLC
2.489% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	2,778

Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,156
1.319% due 10/14/2023 •		3,100	3,097

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	780	732
5.744% due 04/13/2040		463	453

Virgin Media Secured Finance PLC
5.000% due 04/15/2027		1,300	1,264

			43,144

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

Avon Finance PLC
3.045% due 09/20/2048 •		1,690	1,878

Business Mortgage Finance PLC
4.166% due 02/15/2041 ~		375	417

EuroMASTR PLC
2.943% due 06/15/2040 •		196	204

Eurosail PLC
3.176% due 06/13/2045 •		906	1,006

Finsbury Square PLC
2.923% due 03/16/2070 •		683	756

Precise Mortgage Funding PLC
2.901% due 03/12/2055 •		860	958
3.301% due 12/12/2055 •		3,709	4,086

Residential Mortgage Securities PLC
3.395% due 06/20/2070 •		1,748	1,963

Ripon Mortgages PLC
2.728% due 08/28/2056 •		10,386	11,440

RMAC PLC
2.921% due 06/12/2046 •		2,590	2,881

RMAC Securities PLC
3.386% due 06/12/2044 ~		$161	153

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •	GBP	3,737	$4,132

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		3,987	4,454
2.833% due 10/20/2051 •		1,913	2,132

Trinity Square PLC
2.496% due 07/15/2059 •		2,065	2,283

			38,743

		SHARES
PREFERRED SECURITIES 0.0%

Nationwide Building Society
10.250% ~		2,380	311

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.3%

United Kingdom Gilt
0.625% due 10/22/2050	GBP	3,500	1,800
1.125% due 01/31/2039		100	72
1.250% due 07/31/2051		5,700	3,562
1.500% due 07/31/2053		2,400	1,591
1.750% due 01/22/2049		1,900	1,396
4.250% due 12/07/2040		3,000	3,423

			11,844

Total United Kingdom (Cost $116,853)			94,042

UNITED STATES 43.7%

ASSET-BACKED SECURITIES 3.6%

ACE Securities Corp. Home Equity Loan Trust
3.384% due 07/25/2036 •		$2,276	879

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.954% due 07/25/2034 ~		198	195

Amortizing Residential Collateral Trust
3.784% due 10/25/2031 •		1	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.904% due 02/25/2034 •		150	141

Bear Stearns Asset-Backed Securities Trust
3.884% due 09/25/2046 •		403	376

Citigroup Mortgage Loan Trust
3.144% due 07/25/2045 •		613	456
3.154% due 05/25/2037 ~		70	52

Countrywide Asset-Backed Certificates
3.764% due 12/25/2036 ^•		41	31

Credit Suisse First Boston Mortgage Securities Corp.
3.394% due 01/25/2032 ~		1	1
4.434% due 05/25/2044 ~		504	488

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		110	76

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		3,700	3,557

GSAMP Trust
3.214% due 12/25/2046 ~		1,117	629
3.564% due 09/25/2036 •		1,750	689

Home Equity Asset Trust
3.384% due 11/25/2032 •		1	1

Home Equity Mortgage Trust
6.000% due 01/25/2037 ^þ		376	351

Merrill Lynch Mortgage Investors Trust
3.244% due 09/25/2037 ~		108	24
3.324% due 02/25/2037 ~		36	12

Morgan Stanley ABS Capital, Inc. Trust
3.184% due 07/25/2036 •		51	21

Morgan Stanley Home Equity Loan Trust
3.434% due 04/25/2037 •		1,084	621

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •		333	114
6.419% due 09/25/2046 ^þ		1,373	357

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	133

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
3.304% due 04/25/2037 ~		$1,233	$901
3.954% due 05/25/2035 ~		1,743	1,394

People’s Choice Home Loan Securities Trust
4.434% due 01/25/2035 •		578	561

Popular ABS Mortgage Pass-Through Trust
3.394% due 06/25/2047 ^•		1,719	1,575

Securitized Asset-Backed Receivables LLC Trust
3.184% due 12/25/2036 ~		26	17
3.204% due 12/25/2036 ^~		28	7
3.214% due 05/25/2037 ^~		295	233

SMB Private Education Loan Trust
1.290% due 07/15/2053		1,353	1,213
3.735% due 02/16/2055 ~		2,757	2,719
3.918% due 07/15/2053 ~		416	409

Soundview Home Loan Trust
3.204% due 11/25/2036 •		27	9

Structured Asset Securities Corp. Mortgage Loan Trust
4.064% due 04/25/2035 •		62	60

Terwin Mortgage Trust
4.024% due 11/25/2033 •		45	41

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,848	1,643
2.710% due 01/25/2060 ~		1,597	1,510
2.900% due 10/25/2059 ~		6,516	6,165
4.084% due 05/25/2058 ~		972	955

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		3,500	3,374

Washington Mutual Asset-Backed Certificates Trust
3.144% due 10/25/2036 ~		39	17

			31,875

CORPORATE BONDS & NOTES 7.2%

7-Eleven, Inc.
0.800% due 02/10/2024		1,700	1,608

AbbVie, Inc.
1.500% due 11/15/2023	EUR	300	291

American Airlines Pass-Through Trust
3.600% due 04/15/2031		$705	573

Bank of America Corp.
2.551% due 02/04/2028 •		1,100	958
2.972% due 02/04/2033 •		1,100	861
4.376% due 04/27/2028 •		1,700	1,595

Bayer U.S. Finance LLC
4.303% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,196
4.375% due 12/15/2028		800	733

Boeing Co.
1.433% due 02/04/2024		1,500	1,426
1.950% due 02/01/2024		100	96
2.750% due 02/01/2026		1,600	1,450
3.250% due 02/01/2028		800	699

Broadcom, Inc.
2.450% due 02/15/2031		700	529
2.600% due 02/15/2033		700	501
3.137% due 11/15/2035		504	354

Charter Communications Operating LLC
3.500% due 03/01/2042		2,000	1,274
3.700% due 04/01/2051		1,200	730
3.850% due 04/01/2061		400	235
3.950% due 06/30/2062		700	417
4.432% (US0003M + 1.650%) due 02/01/2024 ~		800	804
5.125% due 07/01/2049		800	588

Citigroup, Inc.
3.070% due 02/24/2028 •		2,200	1,963
3.785% due 03/17/2033 •(h)		1,800	1,511

Corebridge Financial, Inc.
3.650% due 04/05/2027		1,000	915

Dell International LLC
6.200% due 07/15/2030		200	195

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	335

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
1.051% due 11/15/2023 •	EUR	200	$191
1.203% due 12/07/2022 •		100	98
1.744% due 07/19/2024		400	362
2.748% due 06/14/2024	GBP	800	806
2.900% due 02/16/2028		$300	236
3.021% due 03/06/2024	EUR	2,700	2,537
3.370% due 11/17/2023		$900	872
3.375% due 11/13/2025		400	354
4.125% due 08/17/2027		1,300	1,122
4.134% due 08/04/2025		200	182
4.542% due 08/01/2026		600	535
5.125% due 06/16/2025		800	756

GA Global Funding Trust
2.250% due 01/06/2027		900	781

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •(i)		6,500	5,647
3.615% due 03/15/2028 •		3,500	3,189

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		2,900	2,568
4.080% due 04/26/2026 •		2,000	1,927

Kilroy Realty LP
3.450% due 12/15/2024		200	192

Morgan Stanley
2.630% due 02/18/2026 •		2,200	2,052

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	3,660

ONEOK, Inc.
4.550% due 07/15/2028		400	367

Oracle Corp.
2.300% due 03/25/2028 (h)		3,500	2,929
2.875% due 03/25/2031 (h)		600	474
3.950% due 03/25/2051 (h)		1,600	1,064

Organon & Co.
5.125% due 04/30/2031		1,000	821

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	81
3.150% due 01/01/2026		100	90
3.500% due 06/15/2025		400	361
4.000% due 12/01/2046		200	128
4.200% due 03/01/2029		1,200	1,020
4.250% due 03/15/2046		100	67
4.550% due 07/01/2030		400	343

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,455

Santander Holdings USA, Inc.
3.400% due 01/18/2023		700	697

Southern California Edison Co.
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	689

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		1,100	1,062

			63,652

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 (U.S.) LLC
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~		1,572	1,535

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		1,126	1,027

			2,562

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026		1,300	1,164

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~		43	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.955% due 07/25/2035 ~	$27	$26

American Home Mortgage Assets Trust
3.464% due 09/25/2046 ^•	538	471

Banc of America Funding Trust
3.405% due 10/20/2046 ^~	486	406
3.535% due 01/20/2047 ^~	59	55
3.546% due 11/20/2034 ~	207	201
5.500% due 09/25/2035	371	351
5.750% due 11/25/2035	225	206
6.000% due 08/25/2036 ^	62	54

Banc of America Mortgage Trust
3.965% due 09/25/2035 ^~	62	55
3.992% due 07/25/2035 ~	45	38

BCAP LLC Trust
1.599% due 01/26/2047 ~	189	179
5.250% due 02/26/2036 ~	514	240

Bear Stearns Adjustable Rate Mortgage Trust
2.548% due 02/25/2033 ~	2	2
2.820% due 02/25/2034 ~	5	5
2.847% due 05/25/2034 ~	66	57
2.995% due 05/25/2034 ~	80	75
3.059% due 05/25/2033 ~	24	23
3.195% due 10/25/2033 ~	26	25
3.590% due 11/25/2034 ~	412	380
3.842% due 02/25/2036 ^~	88	82

Bear Stearns ALT-A Trust
3.130% due 11/25/2035 ^~	29	24
3.339% due 08/25/2036 ^~	43	29
3.532% due 11/25/2036 ^~	286	148
3.542% due 11/25/2036 ^~	948	540
3.652% due 08/25/2036 ^~	870	482

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~	56	43

BellaVista Mortgage Trust
3.493% due 05/20/2045 •	11	7

BIG Commercial Mortgage Trust
4.187% due 02/15/2039 •	3,500	3,375

Chase Mortgage Finance Trust
3.094% due 02/25/2037 ~	99	97
3.719% due 07/25/2037 ~	63	55

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	37	30

Citigroup Mortgage Loan Trust
2.190% due 09/25/2035 •	99	98
2.500% due 05/25/2051 ~	8,142	6,506
3.000% due 11/27/2051 ~	4,265	3,547
3.810% due 08/25/2035 ~	47	46

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.957% due 09/25/2035 ^~	517	453

Commercial Mortgage Trust
0.696% due 03/10/2046 ~(a)	12,000	20
1.366% due 01/10/2046 ~(a)	4,509	0

Countrywide Alternative Loan Trust
2.504% due 08/25/2035 ~	141	130
2.604% due 11/25/2035 •	239	208
3.144% due 11/25/2035 •	170	151
3.273% due 09/20/2046 •	1,105	735
3.404% due 02/25/2047 •	195	170
3.413% due 03/20/2046 •	33	26
3.424% due 05/25/2047 •	188	162
3.434% due 05/25/2037 ^•	333	128
3.484% due 06/25/2036 ^~	207	99
3.484% due 06/25/2037 •	575	495
3.504% due 05/25/2035 ~	555	501
3.504% due 07/25/2046 ^•	28	24
3.504% due 07/25/2046 •	467	417
3.604% due 07/25/2046 ^•	741	500
3.644% due 12/25/2035 ~	23	21
5.250% due 06/25/2035 ^	91	72
6.250% due 08/25/2037 ^	334	190
6.500% due 08/25/2032	11	11

Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/25/2034 ~	16	15
2.898% due 04/20/2036 ^~	19	16
3.339% due 09/25/2047 ^~	238	214
3.664% due 04/25/2035 ~	20	18

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.678% due 08/25/2034 ^~	$4	$4
3.724% due 03/25/2035 ~	435	358
3.724% due 03/25/2035 •	46	41
3.744% due 02/25/2035 ~	89	81
3.764% due 02/25/2035 •	34	30
3.764% due 03/25/2036 ~	85	48
5.910% due 02/20/2036 ^~	102	85

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	125	100

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~	4	4

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	698	558
6.500% due 07/26/2036 ^	584	152

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^	238	203

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
3.184% due 10/25/2036 ^•	29	25
6.800% due 07/25/2036 ^þ	194	160

Extended Stay America Trust
3.898% due 07/15/2038 •	3,677	3,568

First Horizon Alternative Mortgage Securities Trust
0.000% due 08/25/2035 ^~	269	239

GreenPoint Mortgage Funding Trust
3.444% due 01/25/2037 ~	463	401
3.484% due 12/25/2046 ^~	607	558
3.504% due 04/25/2036 ~	206	175
3.524% due 06/25/2045 ~	112	104
3.624% due 11/25/2045 •	35	32

GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.396% due 10/25/2033 ~	13	12

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	407
1.595% due 02/10/2046 ~(a)	11,080	12

GS Mortgage Securities Trust
1.944% due 11/10/2045 ~(a)	2,767	0

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	809	646
2.500% due 02/25/2052 ~	1,596	1,275
2.500% due 04/25/2052 ~	1,005	803
2.500% due 07/25/2052 ~	3,818	3,051
3.000% due 08/26/2052 ~	3,932	3,245

GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	17	16
3.031% due 05/25/2035 ~	73	64
3.231% due 09/25/2035 ~	48	47
3.604% due 08/25/2046 ~	462	163

HarborView Mortgage Loan Trust
3.183% due 09/19/2037 ~	439	389
3.236% due 07/19/2035 ^~	41	31
3.473% due 03/19/2036 ^•	63	56
3.553% due 02/19/2036 •	228	126
3.613% due 11/19/2035 ~	353	278
3.693% due 01/19/2035 •	16	14

HomeBanc Mortgage Trust
3.444% due 12/25/2036 ~	3	3

Impac CMB Trust
3.744% due 03/25/2035 ~	12	11
3.864% due 10/25/2034 ~	87	84

IndyMac INDA Mortgage Loan Trust
2.859% due 11/25/2035 ^~	171	133

IndyMac INDX Mortgage Loan Trust
2.975% due 12/25/2034 ~	44	42
3.190% due 08/25/2035 ~	118	98
3.334% due 02/25/2037 ~	772	523
3.374% due 11/25/2036 ^•	194	171
3.504% due 05/25/2046 •	623	556
3.564% due 06/25/2037 ~	225	201

JP Morgan Alternative Loan Trust
3.230% due 12/25/2035 ^~	1,161	876
3.564% due 10/25/2036 •	1,358	1,235
5.500% due 11/25/2036 ^~	8	4

JP Morgan Chase Commercial Mortgage Securities Trust
1.158% due 12/15/2047 ~(a)	32,000	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~	$33	$31
2.500% due 10/25/2051 ~	2,854	2,280
2.949% due 02/25/2036 ^~	224	181
3.000% due 12/25/2051 ~	3,293	2,732
3.000% due 01/25/2052 ~	6,962	5,776
3.000% due 03/25/2052 ~	6,080	5,044
3.000% due 04/25/2052 ~	6,811	5,651
3.000% due 05/25/2052 ~	10,464	8,682
3.188% due 07/27/2037 ~	386	352
3.314% due 07/25/2035 ~	60	57
3.384% due 10/25/2035 •	1,326	997
3.608% due 08/25/2035 ~	85	82
3.967% due 10/25/2035 ~	55	54

Lehman XS Trust
3.724% due 11/25/2046 ^•	765	589

MASTR Adjustable Rate Mortgages Trust
3.294% due 04/25/2046 •	104	92
3.764% due 05/25/2047 ^•	1,500	1,246

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	415	37

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.258% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
2.724% due 02/25/2033 ~	29	27
2.753% due 06/25/2037 ~	78	74
3.481% due 06/25/2035 ~	90	86

Merrill Lynch Mortgage-Backed Securities Trust
2.782% due 04/25/2037 ^~	16	15

MF1 Ltd.
3.915% due 12/15/2034 ~	3,100	3,062

MFA Trust
1.381% due 04/25/2065 ~	1,391	1,331
1.947% due 04/25/2065 ~	533	510

Morgan Stanley Bank of America Merrill Lynch Trust
1.131% due 05/15/2046 ~(a)	41,333	44
1.383% due 02/15/2046 ~(a)	11,785	9

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,181	2,052
2.750% due 11/25/2059 ~	1,836	1,676

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.991% due 10/25/2035 ~	161	104
3.286% due 02/25/2036 ^~	63	53
3.416% due 08/25/2035 ~	37	37
5.820% due 03/25/2047 þ	220	202
6.138% due 03/25/2047 þ	189	173

OBX Trust
3.000% due 01/25/2052 ~	4,055	3,365

One New York Plaza Trust
3.768% due 01/15/2036 •	3,700	3,554

Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~	404	363
3.234% due 02/25/2047 •	794	320
3.504% due 04/25/2046 ~	58	18
3.778% due 08/25/2035 ^~	96	40
6.000% due 06/25/2036	399	325
6.000% due 06/25/2037 ^	235	192

Residential Asset Securitization Trust
6.500% due 08/25/2036 ^	663	220

Residential Funding Mortgage Securities, Inc. Trust
3.964% due 09/25/2035 ^~	141	97

Sequoia Mortgage Trust
3.348% due 04/20/2035 ~	22	22
3.693% due 07/20/2033 ~	92	86

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~	15	13
3.142% due 04/25/2034 ~	49	49
3.471% due 04/25/2035 ~	453	430
3.524% due 05/25/2037 •	28	25
3.624% due 02/25/2034 ~	40	38
5.095% due 10/25/2037 ^~	167	153

Structured Asset Mortgage Investments Trust
2.604% due 08/25/2047 ^•	807	728
3.304% due 09/25/2047 •	54	45
3.464% due 07/25/2046 ^•	459	351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.493% due 07/19/2035 •	$53	$50
3.504% due 04/25/2036 •	90	79
3.544% due 05/25/2045 •	146	130
3.573% due 07/19/2034 ~	3	3
3.704% due 12/25/2035 ^•	10	8

Structured Asset Securities Corp. Mortgage Loan Trust
3.374% due 10/25/2036 •	914	803

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ	189	7

Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•	732	625

UBS-Barclays Commercial Mortgage Trust
1.545% due 12/10/2045 ~(a)	2,497	0

UWM Mortgage Trust
2.500% due 12/25/2051 ~	654	522
3.000% due 01/25/2052 ~	662	549

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •	147	131
1.799% due 05/25/2046 ~	423	377
2.359% due 12/25/2046 •	280	267
2.482% due 03/25/2034 ~	104	103
2.504% due 06/25/2042 •	16	15
2.504% due 08/25/2042 ~	19	18
2.604% due 11/25/2046 ~	84	74
2.739% due 12/25/2036 ^~	17	16
2.740% due 04/25/2037 ^~	509	462
2.781% due 02/25/2037 ^~	209	185
2.828% due 03/25/2035 ~	119	117
3.066% due 12/25/2035 ~	248	233
3.206% due 06/25/2033 ~	16	15
3.208% due 02/25/2037 ^~	144	134
3.220% due 03/25/2036 ^~	568	516
3.644% due 11/25/2045 ~	128	114
3.664% due 07/25/2045 ~	233	216
3.664% due 10/25/2045 •	42	40
3.704% due 01/25/2045 •	37	35
3.724% due 01/25/2045 ~	34	32
3.824% due 11/25/2034 •	297	273
3.911% due 08/25/2034 ~	118	114
4.064% due 11/25/2034 •	201	184

Washington Mutual Mortgage Pass-Through Certificates Trust
2.044% due 07/25/2046 ^~	289	183
2.074% due 05/25/2046 ^•	793	643
6.000% due 10/25/2035 ^	299	208

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	57	47

Wells Fargo-RBS Commercial Mortgage Trust
0.429% due 03/15/2048 ~(a)	26,228	25
1.238% due 03/15/2045 ~(a)	28,870	12

		105,637

	SHARES
PREFERRED SECURITIES 0.1%

AT&T, Inc.
2.875% due 03/02/2025 •(f)	800,000	693

Bank of America Corp.
5.875% due 03/15/2028 •(f)	600,000	517

		1,210

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.8%

Fannie Mae
1.632% due 12/01/2034 •	$7	7
1.649% due 03/01/2033 •	18	17
2.058% due 06/01/2043 •	24	24
2.059% due 10/01/2044 •	25	26
2.350% due 05/01/2026 •	1	1
2.425% due 07/25/2037 ~	101	99
2.769% due 09/01/2035 •	9	9
3.000% due 03/01/2060 (i)	1,305	1,142
3.204% due 03/25/2034 •	1	1
3.234% due 08/25/2034 ~	2	1
3.248% due 06/01/2035 •	2	2

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	135

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.397% due 11/01/2034 •	$168	$174
3.484% due 06/25/2029 ~	1	1
3.484% due 06/25/2036 •	33	33
3.500% due 01/01/2059 (i)	2,622	2,374
3.963% due 12/01/2036 •	8	8
6.000% due 04/25/2043 - 07/25/2044	275	279
6.500% due 06/25/2044	4	4

Freddie Mac
0.109% due 01/15/2038 ~(a)	517	18
1.019% due 11/25/2022 ~(a)	15,365	0
2.051% due 11/01/2035 •	26	26
2.304% due 10/25/2044 •	225	235
2.723% due 01/15/2038 ~	517	518
3.268% due 12/15/2031 ~	9	9
3.344% due 08/25/2031 ~	8	8
3.418% due 12/15/2037 ~	104	104
3.475% due 09/01/2035 •	6	5
3.726% due 08/01/2035 •	4	4

Ginnie Mae
1.750% due 10/20/2029 •	3	3
3.000% due 07/20/2046 - 05/20/2047	31	30
6.000% due 08/20/2034	1,388	1,429

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	2,690	2,187
2.000% due 03/01/2052 (i)	5,130	4,172
2.500% due 02/01/2051 - 01/01/2052 (i)	5,049	4,259
2.500% due 02/01/2051	80	68
3.000% due 10/01/2049 - 05/01/2051 (i)	3,471	3,050
3.000% due 06/01/2051	866	759
3.500% due 10/01/2034 - 05/01/2049	986	917
3.500% due 07/01/2050 (i)	1,165	1,065
4.000% due 01/01/2048	25	23
4.000% due 06/01/2050 (i)	990	929

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052	6,600	5,745
3.500% due 11/01/2052	16,200	14,576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2052 - 11/01/2052		$56,780	$52,696
4.500% due 10/01/2052 - 11/01/2052		54,700	52,088

			149,125

U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Bonds
1.625% due 11/15/2050 (m)		700	435
1.875% due 02/15/2041 (i)(m)		1,900	1,347

U.S. Treasury Inflation Protected Securities (e)
0.500% due 01/15/2028 (i)(k)(m)		13,212	12,268
2.500% due 01/15/2029 (k)(m)		6,348	6,572
3.875% due 04/15/2029 (k)(m)		2,163	2,423

U.S. Treasury Notes
0.125% due 12/15/2023 (k)(m)		7,100	6,757
2.875% due 04/30/2025 (k)(m)		3,100	2,996

			32,798

Total United States (Cost $427,701)			388,023

SHORT-TERM INSTRUMENTS 6.7%

COMMERCIAL PAPER 2.1%

Bank of Nova Scotia
3.270% due 10/31/2022	CAD	7,100	5,124

Canadian Imperial Bank of Commerce
3.320% due 11/02/2022		4,000	2,886
3.341% due 11/07/2022		3,500	2,524
3.341% due 11/09/2022		7,000	5,047

Royal Bank of Canada
3.299% due 10/31/2022		3,500	2,526

			18,107

ISRAEL TREASURY BILLS 2.0%
0.245% due 12/07/2022 - 04/05/2023 (c)(d)	ILS	63,200	17,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.6%
2.949% due 10/27/2022 - 12/15/2022 (c)(d)(m)	$23,324	$23,203

Total Short-Term Instruments (Cost $62,168)		58,934

Total Investments in Securities (Cost $1,176,185)		1,004,271

	SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short Asset Portfolio	62,246	609

PIMCO Short-Term Floating NAV Portfolio III	3,132,755	30,416

Total Short-Term Instruments (Cost $31,037)		31,025

Total Investments in Affiliates (Cost $31,037)		31,025

Total Investments 116.8% (Cost $1,207,222)		$1,035,296

Financial Derivative Instruments (j)(l) (1.6)% (Cost or Premiums, net $(4,004))		(14,462)

Other Assets and Liabilities, net (15.2)%		(134,787)

Net Assets 100.0%		$886,047

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$ 1,800	$1,511	0.17%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,900	1,615	0.18
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 05/27/2021	1,999	1,437	0.16
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,619	0.18
Oracle Corp.	2.300	03/25/2028	03/22/2021	3,493	2,929	0.33
Oracle Corp.	2.875	03/25/2031	03/22/2021	599	474	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	1,597	1,064	0.12

				$ 13,788	$10,649	1.20%

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	3.080%	09/22/2022	10/13/2022		$(8,198)	$(8,206)
TDM	3.110	09/22/2022	10/13/2022		(16,980)	(16,996)
	3.240	09/23/2022	TBD	(2)	(5,503)	(5,508)

Total Reverse Repurchase Agreements						$(30,710)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
United States (13.3)%
U.S. Government Agencies (13.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2037	$	21,000	$(19,532)	$(18,510)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052		97,550	(82,184)	(79,000)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052		24,100	(20,744)	(20,178)

Total Short Sales (13.3)%					$(122,460)	$(117,688)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(8,206)	$0	$(8,206)	$8,192	$(14)
TDM	0	(22,504)	0	(22,504)	22,908	404

Total Borrowings and Other Financing Transactions	$0	$(30,710)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,508)	$(5,508)
U.S. Government Agencies	0	(16,996)	0	0	(16,996)
U.S. Treasury Obligations	0	(8,206)	0	0	(8,206)

Total Borrowings	$0	$(25,202)	$0	$(5,508)	$(30,710)

Payable for reverse repurchase agreements					$(30,710)

(i)	Securities with an aggregate market value of $30,575 and cash of $525 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(59,048) at a weighted average interest rate of 0.328%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	137

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	22	$55	$(21)	$(63)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	22	55	(18)	(7)

Total Written Options					$(39)	$(70)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2023	112	$26,772	$(493)	$0	$(7)
Australia Government 10-Year Bond December Futures	12/2022	221	16,556	(313)	272	0
Euro-BTP December Futures	12/2022	123	13,499	(614)	139	(53)
Euro-Buxl 30-Year Bond December Futures	12/2022	17	2,443	(242)	19	(51)
Euro-Schatz December Futures	12/2022	1,203	126,348	(1,259)	289	0
Japan Government 10-Year Bond December Futures	12/2022	69	70,702	18	152	0
U.S. Treasury 5-Year Note December Futures	12/2022	694	74,610	(2,695)	0	(184)
U.S. Treasury 10-Year Note December Futures	12/2022	346	38,774	(1,760)	0	(135)

				$(7,358)	$871	$(430)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2022	74	$(5,044)	$51	$0	$(23)
Canada Government 10-Year Bond December Futures	12/2022	160	(14,315)	196	0	0
Euro-Bobl December Futures	12/2022	911	(106,916)	2,881	27	(527)
Euro-Bund 10-Year Bond December Futures	12/2022	116	(15,744)	818	46	(113)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	246	(31,853)	1,595	128	(219)
U.S. Treasury 2-Year Note December Futures	12/2022	279	(57,304)	906	41	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	660	(78,200)	5,130	330	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	6	(822)	80	10	0
United Kingdom Long Gilt December Futures	12/2022	207	(22,281)	2,656	178	0

				$14,313	$760	$(882)

Total Futures Contracts				$6,955	$1,631	$(1,312)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	2,400	$16	$(14)	$2	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.081		400	(2)	(15)	(17)	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705		2,000	(36)	60	24	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2025	1.173		2,500	(83)	73	(10)	0	(6)

							$(105)	$104	$(1)	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$	14,500	$(90)	$258	$168	$0	$(38)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031		16,500	(74)	380	306	0	(36)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032		2,800	32	33	65	0	(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032		71,200	1,856	198	2,054	7	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	44,700	(336)	1,378	1,042	0	(39)

						$ 1,388	$ 2,247	$ 3,635	$ 7	$ (114)

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$	5,000	$21	$(18)	$3	$1	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		2,300	(1)	(6)	(7)	0	0

						$20	$(24)	$(4)	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
								Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$35,300	$0	$1	$1	$0	$(19)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	10,400	0	(2)	(2)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	28,300	3	(1)	2	0	(10)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	7	7	0	(9)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	10	10	0	(1)

					$3	$15	$18	$0	$(43)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	53,050	$(68)	$(1,131)	$(1,199)	$22	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025		3,100	(102)	(101)	(203)	0	(4)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		21,100	(1,305)	(1,483)	(2,788)	0	(130)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.155	Annual	09/27/2032		12,400	7	217	224	31	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		21,000	(3,406)	(908)	(4,314)	0	(182)
Pay	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,900	(1,095)	(531)	(1,626)	8	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		3,000	(947)	25	(922)	5	(2)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	3,349,400	(11)	(225)	(236)	4	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024		2,717,450	(12)	(354)	(366)	5	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024		866,130	(32)	(36)	(68)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024		1,338,600	3	(32)	(29)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		1,983,860	881	176	1,057	0	(39)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		410,700	30	60	90	0	(6)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		396,500	(26)	12	(14)	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		192,400	121	1	122	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	4,030,000	50	(63)	(13)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(126)	(264)	(390)	26	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		310,000	(74)	(15)	(89)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	19	588	607	0	(36)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		180,000	198	29	227	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		430,000	(39)	(249)	(288)	30	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	18,000	(7)	(377)	(384)	34	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		1,700	(2)	(20)	(22)	3	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		7,900	(33)	(218)	(251)	16	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		13,711	(187)	(140)	(327)	28	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,500	99	70	169	0	(6)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,500	(41)	(127)	(168)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023	$	156,700	3,155	1,554	4,709	71	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		200	2	7	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		27,700	0	863	863	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		29,700	0	879	879	18	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		97,400	1,080	1,283	2,363	49	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		39,500	382	2,238	2,620	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		49,100	1,290	775	2,065	39	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		39,300	0	(837)	(837)	0	(28)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		21,300	0	(452)	(452)	0	(15)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		89,600	38	3,103	3,141	256	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		17,100	653	1,475	2,128	58	0
Receive	01-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		107,600	6,093	3,610	9,703	362	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		6,800	(35)	(197)	(232)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		10,000	35	(1,369)	(1,334)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		4,200	(10)	(472)	(482)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		7,300	(20)	(718)	(738)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		8,700	(25)	(830)	(855)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		6,600	(17)	(547)	(564)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		7,100	0	389	389	26	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	139

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.817%	Annual	04/30/2029	$	6,500	$0	$331	$331	$23	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		2,500	0	127	127	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		5,400	0	275	275	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		43,900	(2,806)	(4,290)	(7,096)	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		10,200	700	476	1,176	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		900	(6)	(28)	(34)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		3,300	(21)	(94)	(115)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		83,500	151	(4,675)	(4,524)	0	(298)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		97,310	10,900	3,478	14,378	324	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032		1,900	(10)	(61)	(71)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		8,100	1,747	278	2,025	97	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		3,700	0	(110)	(110)	0	(50)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	18,400	0	(903)	(903)	0	(4)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	(326)	(388)	0	(1)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(1,787)	(1,606)	0	(3)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		19,300	(366)	(1,731)	(2,097)	0	(5)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		14,600	(1,009)	(960)	(1,969)	0	(3)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/15/2032		2,000	(114)	(27)	(141)	0	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	117	(560)	(443)	3	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	(342)	(342)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	36,200	(97)	(2,877)	(2,974)	156	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		11,100	(22)	(562)	(584)	55	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	0	(272)	(272)	25	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		5,100	0	(268)	(268)	25	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		2,800	0	(148)	(148)	14	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	0	(196)	(196)	18	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		18,300	(43)	(1,026)	(1,069)	98	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	133,900	53	(45)	8	19	0
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		26,300	59	(2)	57	0	(2)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	27,833,600	(43)	(931)	(974)	128	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		8,794,100	32	(454)	(422)	76	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	34,500	12	(331)	(319)	7	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		31,700	(8)	(311)	(319)	4	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		950	0	(32)	(32)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		73,000	(186)	(194)	(380)	30	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		13,400	(60)	(122)	(182)	26	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(140)	(88)	3	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	$	19,600	17	565	582	7	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	537	537	7	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		134,200	1,458	2,953	4,411	34	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		3,300	(6)	161	155	2	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	923	923	15	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	1,085	1,085	18	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		83,900	(955)	10,128	9,173	251	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		6,000	127	775	902	26	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	(7)	1	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	8	(3)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(549)	(575)	31	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	(129)	924	795	0	(32)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,500	(3)	(21)	(24)	10	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		32,900	112	(232)	(120)	137	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(239)	(239)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	67,947	(251)	(1,119)	(1,370)	101	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		1,400	(5)	(46)	(51)	2	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		44,700	805	536	1,341	0	(123)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(10)	(173)	(183)	11	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(8)	(151)	(159)	9	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		189,600	(7,672)	(5,809)	(13,481)	853	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		63,260	(10,968)	(4,224)	(15,192)	95	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		53,700	(4,526)	(1,825)	(6,351)	97	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	261	(1,212)	(951)	0	(6)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	76	(164)	(88)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	256	256	9	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		5,525	1,786	347	2,133	70	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	425	425	11	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		6,100	855	258	1,113	85	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(148)	(166)	0	(7)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(494)	(491)	1	0
Receive	UKRPI	3.740	Maturity	03/15/2031	GBP	2,800	2	(553)	(551)	0	(74)
Receive	UKRPI	3.700	Maturity	04/15/2031		5,000	56	(1,077)	(1,021)	0	(134)
Pay	UKRPI	4.125	Maturity	09/15/2032		500	0	18	18	17	0
Pay	UKRPI	4.130	Maturity	09/15/2032		2,000	0	71	71	68	0
Pay	UKRPI	4.333	Maturity	09/15/2032		4,700	0	65	65	160	0

							$(3,355)	$(11,190)	$(14,545)	$4,493	$(1,546)

Total Swap Agreements							$(2,049)	$(8,848)	$(10,897)	$4,501	$(1,712)

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,631	$4,504	$6,135	$(70)	$(1,312)	$(1,712)	$(3,094)

(k)

Securities with an aggregate market value of $7,958 and cash of $22,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2022	AUD	448		$291	$4	$0
	10/2022	CAD	6,369		4,847	236	0
	10/2022	CLP	1,321,551		1,413	51	0
	10/2022	CNH	30,329		4,348	100	0
	10/2022	DKK	187,301		25,319	630	0
	10/2022	EUR	1,961		1,965	43	0
	10/2022	JPY	360,400		2,604	114	0
	10/2022	NOK	112,516		10,425	92	0
	10/2022		$191	CAD	262	0	(2)
	10/2022		2,012	CLP	1,915,531	0	(40)
	10/2022		291	HUF	122,172	0	(8)
	10/2022		15,297	JPY	2,140,000	0	(501)
	11/2022		447	DKK	3,385	0	0
	11/2022		10,425	NOK	112,452	0	(96)
	12/2022	ILS	1,126		$334	16	0
	12/2022	TWD	13,988		443	3	0
	12/2022		$42,077	CNY	290,122	0	(1,335)
	01/2023		111	RON	559	0	(1)
	03/2023	MYR	47,466		$10,516	342	0
	03/2023		$4,348	CNH	30,185	0	(102)
	03/2023		726	ZAR	12,815	0	(28)
	05/2023	CNH	23,165		$3,581	314	0
	05/2023	PEN	2,569		649	16	0

BPS	10/2022	AUD	1,162		791	47	0
	10/2022	BRL	11,110		2,055	0	(5)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	141

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2022	CHF	734		$750	$6	$0
	10/2022	CLP	38,673		41	1	0
	10/2022	CZK	6,224		252	4	0
	10/2022	EUR	31,703		32,614	1,556	(32)
	10/2022	GBP	21,839		24,390	321	(315)
	10/2022	HUF	17,871		43	2	0
	10/2022	JPY	2,230,200		15,962	553	0
	10/2022		$2,131	BRL	11,110	0	(71)
	10/2022		1,407	DKK	10,450	0	(30)
	10/2022		168	EUR	170	0	(2)
	10/2022		41,201	JPY	5,929,400	0	(232)
	10/2022		3,090	PLN	14,353	0	(201)
	11/2022	CAD	3,471		$2,698	185	0
	11/2022	CLP	315,368		316	0	(8)
	11/2022	GBP	9,358		10,452	0	(2)
	11/2022	IDR	4,204,902		282	8	0
	11/2022	THB	10,079		266	0	(2)
	11/2022		$2,288	IDR	34,133,548	0	(62)
	11/2022		2,919	THB	103,816	0	(162)
	12/2022	CNH	10,415		$1,501	41	0
	12/2022	TWD	72,974		2,374	77	0
	12/2022		$2,160	CNY	15,054	0	(46)
	03/2023	CNH	19,897		$3,082	283	0
	03/2023	ZAR	11,662		641	6	0

BRC	10/2022	JPY	2,140,000		15,687	891	0
	10/2022		$355	MYR	1,651	0	(1)
	11/2022	JPY	3,280,000		$24,826	2,090	0
	11/2022		$53,775	JPY	7,762,732	5	0
	12/2022	KRW	620,502		$433	2	0
	12/2022	ZAR	11,957		658	1	0

CBK	10/2022	AUD	351		235	10	0
	10/2022	BRL	14,072		2,735	126	0
	10/2022	CAD	1,102		839	41	0
	10/2022	CHF	827		862	23	0
	10/2022	CLP	193,229		199	0	0
	10/2022	COP	2,700,617		618	34	0
	10/2022	GBP	567		652	19	0
	10/2022	NZD	60	EUR	37	2	0
	10/2022		461		$274	16	0
	10/2022		$2,655	BRL	14,072	2	(48)
	10/2022		625	DKK	4,825	11	0
	10/2022		744	EUR	762	3	0
	10/2022		12,141	NOK	117,994	0	(1,304)
	10/2022		7,442	SEK	78,887	0	(333)
	11/2022	IDR	4,513,205		$295	1	0
	11/2022	ILS	3,138		995	111	0
	11/2022	PEN	10,703		2,696	22	0
	12/2022	CNH	3,470		501	14	0
	12/2022	ILS	24,794		7,852	862	0
	12/2022	MXN	44,001		2,158	0	(1)
	12/2022	PEN	28,356		7,093	163	(129)
	12/2022	TWD	55,258		1,798	58	0
	12/2022		$501	CNY	3,467	0	(14)
	01/2023	ILS	12,898		$4,084	438	0
	01/2023		$2,681	BRL	14,072	0	(126)
	02/2023	ILS	12,527		$3,814	264	0
	02/2023	PEN	7,519		1,885	20	0
	04/2023	ILS	6,054		1,855	134	0
	04/2023		$194	PEN	766	0	(5)
	05/2023	CNH	2,542		$393	35	0

CLY	12/2022	CLP	316,896		343	19	0
	12/2022	KRW	497,160		367	21	0
	05/2023	CNH	36,841		5,696	501	0

DUB	10/2022	EUR	7,163		7,655	624	0
	10/2022	MXN	7,360		367	3	0
	10/2022		$1,515	CZK	37,562	0	(19)
	10/2022		22,349	JPY	3,050,674	0	(1,232)
	10/2022		14,079	MXN	293,399	428	0
	11/2022	THB	13,862		$380	12	0
	12/2022	ILS	5,000		1,579	169	0

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022		$1,187	ZAR	18,651	$0	$(163)

GLM	10/2022	CNH	28		$4	0	0
	10/2022	EUR	26,410		26,291	408	0
	10/2022	JPY	229,800		1,600	12	0
	10/2022	MYR	1,672		366	8	0
	10/2022		$608	COP	2,700,617	0	(24)
	10/2022		835	CZK	20,806	0	(6)
	10/2022		16,040	MYR	72,100	0	(585)
	12/2022	MXN	736		$36	0	0
	12/2022		$2,572	PEN	10,240	0	(21)
	01/2023	PEN	1,288		$322	2	0
	01/2023		$315	PEN	1,236	0	(8)
	02/2023	COP	2,700,617		$593	22	0
	03/2023	CNH	10,293		1,594	146	0

JPM	10/2022	AUD	715		493	36	0
	10/2022	BRL	5,790		1,084	10	0
	10/2022	CAD	3,472		2,704	190	0
	10/2022	CLP	36,815		37	0	(1)
	10/2022	CNH	4,432		624	3	0
	10/2022	HUF	120,461		299	21	0
	10/2022		$1,071	BRL	5,790	2	0
	10/2022		20,113	CAD	26,026	0	(1,273)
	10/2022		3,827	CNH	26,675	0	(91)
	10/2022		1,000	HUF	419,133	0	(32)
	11/2022	CAD	6,942		$5,386	361	0
	11/2022		$1,076	BRL	5,790	0	(11)
	11/2022		961	IDR	14,435,360	0	(20)
	12/2022	KRW	352,766		$263	17	0
	12/2022	ZAR	6,694		371	4	0
	04/2023	ILS	1,786		547	39	0

MBC	10/2022	CAD	567		410	0	0
	10/2022	CHF	635		659	16	0
	10/2022	CNH	3,815		528	0	(7)
	10/2022	EUR	15,037		15,151	504	(97)
	10/2022	GBP	2,610		2,760	0	(154)
	10/2022	JPY	3,231,600		23,590	1,223	0
	10/2022	NZD	15,165		8,656	169	0
	10/2022		$495	CNH	3,452	0	(11)
	10/2022		21,832	JPY	3,118,300	0	(287)
	10/2022		3,093	SGD	4,342	0	(70)
	11/2022	AUD	555		$359	4	0
	11/2022	CHF	531		543	3	0
	11/2022	JPY	786,600		5,756	293	0
	11/2022	NZD	369		210	3	0
	11/2022		$514	CHF	502	0	(4)
	11/2022		1,391	DKK	10,560	4	0
	11/2022		592	EUR	605	2	0
	11/2022		4,884	JPY	680,000	0	(159)
	12/2022	CNH	3,915		$561	12	0
	12/2022	CNY	27,347		3,956	116	0
	12/2022	KRW	1,050,016		773	43	0
	12/2022		$652	CNY	4,554	0	(13)
	01/2023		428	PEN	1,677	0	(12)
	05/2023	CNH	175		$25	1	0
	05/2023		$11,307	CNH	75,878	0	(610)

MYI	10/2022	AUD	12,846		$8,340	123	0
	10/2022	CAD	9,588		7,326	385	0
	10/2022	EUR	234,790		226,525	0	(3,581)
	10/2022	JPY	4,790,073		33,218	122	0
	10/2022	MYR	1,279		285	11	0
	10/2022	PLN	1,352		284	12	0
	10/2022		$5,322	AUD	7,653	0	(426)
	10/2022		645	CHF	631	0	(5)
	10/2022		22,913	DKK	176,887	403	0
	10/2022		13,861	GBP	11,982	0	(483)
	10/2022		1,664	NZD	2,688	0	(159)
	10/2022	ZAR	13,511		$747	2	0
	11/2022	DKK	176,525		22,913	0	(401)
	11/2022		$8,343	AUD	12,846	0	(123)
	11/2022		226,989	EUR	234,790	3,576	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	143

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022		$1,207	IDR	17,861,639	$0	$(43)
	11/2022		33,218	JPY	4,777,267	0	(121)
	11/2022		2,323	THB	82,221	0	(139)
	12/2022	CNH	1,763		$253	5	0
	12/2022		$32,308	CNY	221,296	0	(1,232)

RBC	10/2022	CAD	592		$453	24	0
	10/2022	CLP	21,695		23	1	0
	10/2022		$93,910	JPY	12,985,318	0	(4,189)
	11/2022	CAD	3,968		$3,087	215	0
	12/2022	MXN	149,546		7,312	0	(35)

RYL	10/2022	NOK	4,810		485	43	0
	10/2022		$528	CHF	505	0	(16)

SCX	10/2022	BRL	1,511		$297	17	0
	10/2022	CAD	20,629		15,013	79	0
	10/2022	CNH	14,256		2,035	38	0
	10/2022	EUR	1,662		1,663	34	0
	10/2022	SEK	5,300		496	19	0
	10/2022		$577	AUD	831	0	(46)
	10/2022		280	BRL	1,511	1	0
	10/2022		25,500	CAD	33,404	0	(1,318)
	10/2022		775	CHF	756	0	(9)
	10/2022		1,948	CLP	1,834,283	0	(57)
	10/2022		26,134	EUR	26,000	0	(653)
	11/2022		15,013	CAD	20,630	0	(79)
	11/2022		2,221	COP	9,439,945	0	(190)
	11/2022		2,890	IDR	43,349,094	0	(63)
	11/2022		24,798	JPY	3,280,000	0	(2,062)
	12/2022	CNH	1,964		$282	6	0
	12/2022	KRW	474,884		357	27	0
	12/2022	PEN	8,150		1,946	0	(84)
	12/2022		$281	CNY	1,959	0	(6)
	03/2023	MYR	12,527		$2,775	90	0
	03/2023		$1	CNH	5	0	0
	05/2023	CNH	57,490		$8,317	212	0
	05/2023		$9,050	CNH	62,548	0	(229)

SOG	10/2022	CHF	9,662		$9,863	70	0
	10/2022	EUR	46,875		44,941	0	(999)
	10/2022		$4,122	CAD	5,400	0	(213)
	10/2022		314,864	EUR	312,883	0	(8,224)
	11/2022		9,863	CHF	9,638	0	(69)
	11/2022		45,032	EUR	46,875	999	0
	01/2023		1,116	RON	5,667	0	(8)

SSB	10/2022	CLP	48,258		$51	1	0
	11/2022		272,023		278	0	(1)

TOR	10/2022	CAD	35,944		26,339	318	0
	10/2022		$8,393	AUD	12,011	0	(711)
	11/2022		26,339	CAD	35,949	0	(316)

UAG	10/2022	AUD	2,372		$1,537	20	0
	10/2022	CLP	387,313		397	0	(2)
	10/2022	CNH	4,607		663	17	0
	10/2022	GBP	298		343	10	0
	10/2022	JPY	6,474,231		44,922	189	0
	10/2022	SEK	73,498		6,494	0	(129)
	10/2022	SGD	529		369	1	0
	10/2022		$232	AUD	338	0	(16)
	10/2022		10,327	CHF	9,996	0	(196)
	10/2022		2,640	CNH	18,382	0	(65)
	10/2022		4,624	GBP	3,974	0	(187)
	10/2022		785	ZAR	13,511	0	(39)
	11/2022	NZD	12,938		$7,408	166	0
	11/2022		$1,537	AUD	2,372	0	(20)
	11/2022		1,015	IDR	15,101,160	0	(30)
	11/2022		44,922	JPY	6,456,900	0	(189)
	11/2022		6,494	SEK	73,403	129	0

Total Forward Foreign Currency Contracts						$ 23,265	$(37,317)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	5,500	$ 157	$603

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	2,400	$182	$825

Total Purchased Options						$339	$1,428

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	1,100	$(1)	$(1)

BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	1,100	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	1,000	(2)	(2)

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	5,400	(7)	(13)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	4,000	(6)	(8)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	2,900	(4)	0
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	2,900	(3)	(3)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	4,400	(7)	(7)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	2,100	(4)	(2)

JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	3,900	(5)	(5)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	1,200	(1)	(1)

MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	1,200	(2)	(2)

						$ (43)	$ (45)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	3,100	$(10)	$(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	3,100	(10)	(27)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	49,000	(158)	(844)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	2,600	(13)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	2,600	(13)	(54)

BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	5,500	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	5,500	(17)	(56)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	3,100	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	3,100	(5)	(29)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(867)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,900	(11)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,900	(11)	(26)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(19)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	134,200	(267)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	134,200	(267)	(4,407)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,400	(9)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,400	(9)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,200	(8)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,200	(8)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,500	(11)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,500	(11)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,400	(10)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,400	(10)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,500	(10)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,500	(10)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,800	(12)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,800	(12)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,300	(9)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,300	(9)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,400	(9)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,400	(9)	(20)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	145

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	11/20/2023	3,700	$(13)	$(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	3,700	(13)	(32)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	2,000	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	2,000	(6)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(58)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(20)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	11,500	(23)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	11,500	(23)	(118)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,900	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,900	(8)	(27)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	3,300	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	3,300	(6)	(30)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	1,400	(2)	(15)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(16)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	1,100	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	1,100	(7)	(14)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,000	(20)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,000	(20)	(38)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,200	(14)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,200	(14)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(28)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	11,800	(23)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	11,800	(23)	(119)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	5,900	(12)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	5,900	(11)	(60)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	4,500	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	4,500	(10)	(47)

							$(1,677)	$(7,272)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	23,250	$(24)	$0
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	12,500	(12)	0

						$(36)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$99.258	11/07/2022	2,500	$(14)	$0

Total Written Options					$(1,770)	$(7,317)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$3,900	$(96)	$77	$0	$(19)

BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	2,200	(42)	31	0	(11)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	5,800	(146)	117	0	(29)

GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	3,700	(71)	53	0	(18)

HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	2,200	(55)	44	0	(11)

JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	2,700	(65)	52	0	(13)

							$(475)	$374	$0	$(101)

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$1,900	$(46)	$37	$0	$(9)

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	1,300	(32)	26	0	(6)

GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.495	900	27	(9)	18	0

							$(51)	$54	$18	$(15)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$	10,698	$68	$(35)	$33	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029		10,400		7,176	2	11	13	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		10,600		7,314	(40)	13	0	(27)

									$30	$(11)	$46	$(27)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	4.000%	Quarterly	09/21/2027	MYR	28,745	$33	$(26)	$7	$0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		13,200	5	66	71	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		500	0	7	7	0
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032		1,554	3	27	30	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	144,000	(6)	32	26	0
	Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032		54,200	8	(141)	0	(133)
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032		68,700	(24)	(17)	0	(41)
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		63,800	10	27	37	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		63,000	(2)	(52)	0	(54)

BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		5,600	1	2	3	0

CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	7,700	8	105	113	0

GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		8,700	3	44	47	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	37,900	7	15	22	0

GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		662,600	(70)	187	117	0
	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032		46,100	(2)	2	0	0

NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	5,100	(9)	84	75	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	72,600	(4)	17	13	0

SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	3,200	(10)	57	47	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	671,337	19	100	119	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		259,800	(48)	255	207	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		4,463	0	5	5	0

								$(78)	$796	$946	$(228)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	147

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023	$	14,400	$61	$692	$753	$0

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		15,600	17	894	911	0

MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023		2,700	11	124	135	0

									$89	$1,710	$1,799	$0

Total Swap Agreements									$(485)	$2,923	$2,809	$(371)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$0	$0	$33	$33	$0	$0	$0	$0	$33	$63	$96
BOA	1,961	603	178	2,742	(2,113)	(929)	(228)	(3,270)	(528)	0	(528)
BPS	3,090	825	756	4,671	(1,170)	(953)	(19)	(2,142)	2,529	(3,021)	(492)
BRC	2,989	0	0	2,989	(1)	(3)	(49)	(53)	2,936	(2,650)	286
CBK	2,409	0	126	2,535	(1,960)	0	(6)	(1,966)	569	(490)	79
CLY	541	0	0	541	0	0	0	0	541	(540)	1
DUB	1,236	0	0	1,236	(1,414)	(51)	0	(1,465)	(229)	270	41
FAR	0	0	0	0	0	(23)	0	(23)	(23)	0	(23)
GLM	598	0	69	667	(644)	(4,924)	(27)	(5,595)	(4,928)	4,728	(200)
GST	0	0	1,046	1,046	0	(12)	(18)	(30)	1,016	(1,060)	(44)
HUS	0	0	0	0	0	0	(11)	(11)	(11)	0	(11)
JPM	683	0	0	683	(1,428)	(22)	(13)	(1,463)	(780)	542	(238)
MBC	2,393	0	0	2,393	(1,424)	0	0	(1,424)	969	(1,185)	(216)
MYC	0	0	135	135	0	(18)	0	(18)	117	(220)	(103)
MYI	4,639	0	0	4,639	(6,713)	0	0	(6,713)	(2,074)	2,206	132
NGF	0	0	88	88	0	(382)	0	(382)	(294)	349	55
RBC	240	0	0	240	(4,224)	0	0	(4,224)	(3,984)	3,798	(186)
RYL	43	0	0	43	(16)	0	0	(16)	27	0	27
SCX	523	0	378	901	(4,796)	0	0	(4,796)	(3,895)	3,971	76
SOG	1,069	0	0	1,069	(9,513)	0	0	(9,513)	(8,444)	8,775	331
SSB	1	0	0	1	(1)	0	0	(1)	0	0	0
TOR	318	0	0	318	(1,027)	0	0	(1,027)	(709)	631	(78)
UAG	532	0	0	532	(873)	0	0	(873)	(341)	424	83

Total Over the Counter	$23,265	$1,428	$2,809	$27,502	$(37,317)	$(7,317)	$(371)	$(45,005)

(m)

Securities with an aggregate market value of $25,757 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,631	$1,631
Swap Agreements	0	8	0	0	4,496	4,504

	$0	$8	$0	$0	$6,127	$6,135

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,265	$0	$23,265
Purchased Options	0	0	0	0	1,428	1,428
Swap Agreements	0	18	0	46	2,745	2,809

	$0	$18	$0	$23,311	$4,173	$27,502

	$0	$26	$0	$23,311	$10,300	$33,637

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	1,312	1,312
Swap Agreements	0	129	0	0	1,583	1,712

	$0	$129	$0	$0	$2,965	$3,094

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,317	$0	$37,317
Written Options	0	45	0	0	7,272	7,317
Swap Agreements	0	116	0	27	228	371

	$0	$161	$0	$37,344	$7,500	$45,005

	$0	$290	$0	$37,344	$10,465	$48,099

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$60	$60
Futures	0	0	0	0	3,861	3,861
Swap Agreements	0	(311)	0	0	(21,365)	(21,676)

	$0	$(311)	$0	$0	$(17,444)	$(17,755)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(77,864)	$0	$(77,864)
Purchased Options	0	0	0	(93)	0	(93)
Written Options	0	369	0	34	872	1,275
Swap Agreements	0	466	0	0	7,447	7,913

	$0	$835	$0	$(77,923)	$8,319	$(68,769)

	$0	$524	$0	$(77,923)	$(9,125)	$(86,524)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	149

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$205	$205
Futures	0	0	0	0	3,204	3,204
Swap Agreements	0	1,565	0	0	(7,628)	(6,063)

	$0	$1,565	$0	$0	$(4,219)	$(2,654)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,531)	$0	$(5,531)
Purchased Options	0	0	0	18	666	684
Written Options	0	(192)	0	(20)	(2,742)	(2,954)
Swap Agreements	0	(499)	0	56	(927)	(1,370)

	$0	$(691)	$0	$(5,477)	$(3,003)	$(9,171)

	$0	$874	$0	$(5,477)	$(7,222)	$(11,825)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$144	$0	$144
Australia
Non-Agency Mortgage-Backed Securities	0	921	0	921
Sovereign Issues	0	16,944	0	16,944
Brazil
Corporate Bonds & Notes	0	1,987	0	1,987
Canada
Corporate Bonds & Notes	0	1,207	0	1,207
Non-Agency Mortgage-Backed Securities	0	2,763	0	2,763
Sovereign Issues	0	3,577	0	3,577
Cayman Islands
Asset-Backed Securities	0	95,273	0	95,273
Corporate Bonds & Notes	0	3,143	0	3,143
Non-Agency Mortgage-Backed Securities	0	3,914	0	3,914
China
Sovereign Issues	0	60,454	0	60,454
Denmark
Corporate Bonds & Notes	0	24,970	0	24,970
France
Corporate Bonds & Notes	0	13,647	0	13,647
Sovereign Issues	0	20,425	0	20,425
Germany
Corporate Bonds & Notes	0	18,477	0	18,477
India
Corporate Bonds & Notes	0	1,395	0	1,395
Ireland
Asset-Backed Securities	0	12,926	0	12,926
Corporate Bonds & Notes	0	2,841	0	2,841
Non-Agency Mortgage-Backed Securities	0	2,786	0	2,786
Israel
Sovereign Issues	0	6,099	0	6,099
Italy
Corporate Bonds & Notes	0	6,130	0	6,130
Japan
Corporate Bonds & Notes	0	6,375	0	6,375
Sovereign Issues	0	79,063	0	79,063
Malaysia
Corporate Bonds & Notes	0	1,277	0	1,277
Sovereign Issues	0	2,655	0	2,655
Mexico
Sovereign Issues	0	463	0	463
Netherlands
Corporate Bonds & Notes	0	6,162	0	6,162
Preferred Securities	0	474	0	474

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
New Zealand
Sovereign Issues	$0	$764	$0	$764
Norway
Sovereign Issues	0	1,260	0	1,260
Peru
Sovereign Issues	0	12,080	0	12,080
Qatar
Corporate Bonds & Notes	0	1,929	0	1,929
Sovereign Issues	0	176	0	176
Romania
Sovereign Issues	0	4,601	0	4,601
Saudi Arabia
Corporate Bonds & Notes	0	1,253	0	1,253
Serbia
Sovereign Issues	0	1,191	0	1,191
South Korea
Sovereign Issues	0	18,432	0	18,432
Spain
Corporate Bonds & Notes	0	2,855	0	2,855
Preferred Securities	0	165	0	165
Sovereign Issues	0	10,389	0	10,389
Supranational
Corporate Bonds & Notes	0	1,054	0	1,054
Switzerland
Corporate Bonds & Notes	0	10,058	0	10,058
United Arab Emirates
Sovereign Issues	0	573	0	573
United Kingdom
Corporate Bonds & Notes	0	43,144	0	43,144
Non-Agency Mortgage-Backed Securities	0	38,743	0	38,743
Preferred Securities	0	311	0	311
Sovereign Issues	0	11,844	0	11,844
United States
Asset-Backed Securities	0	31,875	0	31,875
Corporate Bonds & Notes	0	63,652	0	63,652
Loan Participations and Assignments	0	2,562	0	2,562
Municipal Bonds & Notes	0	1,164	0	1,164
Non-Agency Mortgage-Backed Securities	0	105,637	0	105,637
Preferred Securities	0	1,210	0	1,210
U.S. Government Agencies	0	149,125	0	149,125
U.S. Treasury Obligations	0	32,798	0	32,798
Short-Term Instruments
Commercial Paper	0	18,107	0	18,107
Israel Treasury Bills	0	17,624	0	17,624
U.S. Treasury Bills	0	23,203	0	23,203

	$0	$1,004,271	$0	$1,004,271

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,025	$0	$0	$31,025

Total Investments	$31,025	$1,004,271	$0	$1,035,296

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(117,688)	$0	$(117,688)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,250	$4,882	$0	$6,132
Over the counter	0	27,502	0	27,502

	$1,250	$32,384	$0	$33,634

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(986)	(2,108)	0	(3,094)
Over the counter	0	(45,005)	0	(45,005)

	$(986)	$(47,113)	$0	$(48,099)

Total Financial Derivative Instruments	$264	$(14,729)	$0	$(14,465)

Totals	$31,289	$871,854	$0	$903,143

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	151

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in

152	PIMCO INTERNATIONAL BOND FUNDS

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foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD

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Notes to Financial Statements	(Cont.)

LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign

154	PIMCO INTERNATIONAL BOND FUNDS

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(non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value.

Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of

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Notes to Financial Statements	(Cont.)

shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually

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consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument.

Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2022 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$53,760	$15,003	$(4,137)	$(358)	$(10,103)	$54,165	$1,359	$0

PIMCO Emerging Markets Corporate Bond Fund	63,548	1,754	(4,421)	(628)	(5,990)	54,263	1,089	0

PIMCO Emerging Markets Local Currency and Bond Fund	132,212	7,985	(13,581)	(2,435)	(13,171)	111,010	2,342	0

PIMCO Short-Term Floating NAV Portfolio III	115	81,900	(71,800)	5	1	10,221	101	0

Totals	$249,635	$106,642	$(93,939)	$(3,416)	$(29,263)	$229,659	$4,891	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$21,467	$214	$0	$0	$(163)	$21,518	$215	$0

PIMCO Global Advantage® Strategy Bond Fund	216	2	0	0	(2)	216	2	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	549	5	0	0	(4)	550	5	0

PIMCO International Bond Fund (Unhedged)	608	6	0	0	(5)	609	6	0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$365,073	$496,958	$(849,300)	$(75)	$160	$12,816	$1,258	$0

PIMCO Emerging Markets Corporate Bond Fund	8,230	29,155	(32,300)	0	0	5,085	54	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	126,635	52	(126,500)	(1,919)	1,919	187	51	0

PIMCO Global Advantage® Strategy Bond Fund	5,056	63,518	(68,200)	(7)	0	367	18	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	95,648	237,344	(254,500)	(52)	7	78,447	344	0

PIMCO International Bond Fund (Unhedged)	76,863	296,009	(342,500)	39	5	30,416	109	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan

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Notes to Financial Statements	(Cont.)

commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash

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and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2022, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants   are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not

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exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may

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result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange.

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Notes to Financial Statements	(Cont.)

A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows,

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assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer

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Notes to Financial Statements	(Cont.)

of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of

Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the

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contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—

Acquired Fund	—	—	—	X	—	—	—

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Commodity	—	—	—	X	—	—	—

Equity	X	—	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Real Estate	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Smaller Company	—	—	—	X	—	—	—

Leveraging	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	X	—

Management	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—

Subsidiary	—	—	—	X	—	—	—

Value Investing	—	—	—	X	—	—	—

Arbitrage	—	—	—	X	—	—	—

Convertible Securities	—	—	—	X	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—

LIBOR Transition	X	—	X	X	X	X	X

Contingent Convertible Securities	—	X	—	—	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons

(e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

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Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements	(Cont.)

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy- related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal

170	PIMCO INTERNATIONAL BOND FUNDS

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amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Additionally, to the extent a Fund invests in securities and instruments economically tied to Russia, the recent Russian invasion of Ukraine may adversely affect the Fund’s investments. Please see the Important Information section for additional discussion of the COVID-19 pandemic as well as the Russian invasion of Ukraine.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk   Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

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Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such

172	PIMCO INTERNATIONAL BOND FUNDS

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posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee   PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee   PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.58%	(1)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.50%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%	0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Global Advantage® Strategy Bond Fund	0.35%	0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	N/A		0.30%	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

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Notes to Financial Statements	(Cont.)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the

Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Emerging Markets Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$3

PIMCO International Bond Fund (Unhedged)	31

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2023, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount waived was $1,041,098.

174	PIMCO INTERNATIONAL BOND FUNDS

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$78,424	$158,630

PIMCO Emerging Markets Corporate Bond Fund	173	436

PIMCO Emerging Markets Currency and Short-Term Investments Fund	4,968	0

PIMCO Global Advantage® Strategy Bond Fund	924	300

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,667	3,349

PIMCO International Bond Fund (Unhedged)	0	4,801

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$251,866	$126,623	$371,334	$815,332

PIMCO Emerging Markets Corporate Bond Fund	0	677	17,661	28,485

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	0	59,463	86,765

PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	30,423	25,799

PIMCO Global Advantage® Strategy Bond Fund	512,108	483,146	19,072	60,921

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	1,773,239	1,730,044	40,974	138,760

PIMCO International Bond Fund (Unhedged)	2,400,443	2,418,342	155,027	465,681

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	70,675	$593,597	184,387	$1,914,687	3,347	$29,805	3,348	$35,017

I-2	9,195	77,008	70,879	738,225	N/A	N/A	N/A	N/A

I-3	394	3,397	806	7,970	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	3,134	26,120	3,918	40,553	N/A	N/A	N/A	N/A

Class C	38	317	181	1,879	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,969	49,406	9,176	93,127	172	1,511	460	4,879

I-2	1,810	14,982	2,808	28,589	N/A	N/A	N/A	N/A

I-3	31	258	42	428	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	414	3,425	770	7,872	N/A	N/A	N/A	N/A

Class C	15	126	32	327	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(125,034)	(1,055,214)	(96,225)	(974,802)	(4,457)	(39,410)	(8,104)	(80,651)

I-2	(15,803)	(132,795)	(15,168)	(153,993)	N/A	N/A	N/A	N/A

I-3	(269)	(2,224)	(566)	(5,517)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(4,588)	(38,747)	(6,606)	(67,089)	N/A	N/A	N/A	N/A

Class C	(155)	(1,306)	(540)	(5,455)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(54,174)	$(461,650)	153,894	$1,626,801	(938)	$(8,094)	(4,296)	$(40,755)

176	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2022	(Unaudited)

	PIMCO Emerging Markets Currency and Short-Term Investments Fund				PIMCO Emerging Markets Full Spectrum Bond Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	17,420	$130,116	27,760	$217,641	10,284	$60,746	7,360	$51,488

I-2	223	1,621	209	1,661	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	. N/A	N/A	N/A	N/A

Class A	88	649	93	729	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	763	5,475	1,117	8,765	903	5,256	2,029	14,272

I-2	2	15	3	22	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	8	57	11	88	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(23,918)	(176,132)	(37,823)	(301,860)	(7,318)	(42,708)	(17,341)	(116,908)

I-2	(124)	(912)	(142)	(1,113)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(155)	(1,128)	(271)	(2,143)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(5,693)	$(40,239)	(9,043)	$(76,210)	3,869	$23,294	(7,952)	$(51,148)

	PIMCO Global Advantage® Strategy Bond Fund				PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,011	$20,431	10,491	$119,184	6,625	$64,754	22,711	$240,095

I-2	N/A	N/A	N/A	N/A	3,214	31,660	1,674	17,681

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	344	3,377	403	4,252

Class A	906	9,247	284	3,208	1,375	13,474	958	10,090

Class C	N/A	N/A	N/A	N/A	4	37	32	339
Issued as reinvestment of distributions

Institutional Class	507	5,134	958	10,860	471	4,608	1,620	16,892

I-2	N/A	N/A	N/A	N/A	38	374	114	1,193

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	8	77	32	336

Class A	23	235	28	322	28	271	103	1,072

Class C	N/A	N/A	N/A	N/A	1	10	8	81
Cost of shares redeemed

Institutional Class	(4,826)	(48,732)	(10,616)	(121,318)	(7,750)	(76,052)	(13,270)	(139,671)

I-2	N/A	N/A	N/A	N/A	(1,236)	(12,114)	(2,428)	(25,619)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	(273)	(2,659)	(625)	(6,562)

Class A	(160)	(1,595)	(184)	(2,083)	(626)	(6,127)	(1,115)	(11,736)

Class C	N/A	N/A	N/A	N/A	(58)	(570)	(129)	(1,364)

Net increase (decrease) resulting from Fund share transactions	(1,539)	$(15,280)	961	$10,173	2,165	$21,120	10,088	$107,079

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	177

Notes to Financial Statements	(Cont.)

	PIMCO International Bond Fund (Unhedged)

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	17,542	$140,963	34,743	$348,928

I-2	4,775	38,232	19,027	186,412

I-3	2,145	17,144	10,470	103,193

Administrative Class	518	4,323	1,303	12,645

Class A	2,111	17,085	3,983	40,348

Class C	13	107	136	1,372
Issued as reinvestment of distributions

Institutional Class	684	5,370	2,814	27,404

I-2	306	2,390	851	8,284

I-3	161	1,259	447	4,339

Administrative Class	30	238	130	1,273

Class A	115	896	500	4,871

Class C	2	17	13	122
Cost of shares redeemed

Institutional Class	(45,206)	(358,852)	(34,821)	(345,314)

I-2	(5,433)	(44,084)	(13,907)	(138,074)

I-3	(2,927)	(23,326)	(3,643)	(35,931)

Administrative Class	(822)	(6,329)	(2,147)	(20,779)

Class A	(3,034)	(24,142)	(6,075)	(60,692)

Class C	(65)	(536)	(88)	(860)

Net increase (decrease) resulting from Fund share transactions	(29,085)	$(229,245)	13,736	$137,541

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2022. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	0	1	0%	21%

PIMCO Emerging Markets Corporate Bond Fund	1	1	19%	56%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	3	0%	90%

PIMCO Emerging Markets Full Spectrum Bond Fund	2	0	54%	0%

PIMCO Global Advantage® Strategy Bond Fund	2	0	53%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor.

Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

178	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2022	(Unaudited)

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$21,261	$204,901

PIMCO Emerging Markets Corporate Bond Fund	19,273	48,273

PIMCO Emerging Markets Currency and Short-Term Investments Fund	357,394	278,945

PIMCO Emerging Markets Full Spectrum Bond Fund	3,201	64,576

PIMCO Global Advantage® Strategy Bond Fund*	2,008	1,803

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	0

PIMCO International Bond Fund (Unhedged)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Emerging Markets Bond Fund	$3,528,581	$88,995	$(974,785)	$(885,790)

PIMCO Emerging Markets Corporate Bond Fund	120,912	1,149	(28,540)	(27,391)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	566,536	109,407	(144,246)	(34,839)

PIMCO Emerging Markets Full Spectrum Bond Fund	341,806	3,644	(91,413)	(87,769)

PIMCO Global Advantage® Strategy Bond Fund	348,523	26,055	(80,886)	(54,831)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	983,861	87,249	(191,200)	(103,951)

PIMCO International Bond Fund (Unhedged)	1,085,132	96,517	(285,556)	(189,039)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	179

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RDR	RBC Capital Markets LLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.

BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSS	Banco Santander S.A.	JPS	J.P. Morgan Securities LLC	TDL	Toronto Dominion Bank London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CDI	Natixis Singapore	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

CLY	Crédit Agricole Corporate and Investment Bank	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.

DUB	Deutsche Bank AG	NOM	Nomura Securities International Inc.

Currency Abbreviations:

AED	UAE Dirham	HKD	Hong Kong Dollar	PKR	Pakistani Rupee

ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty

AUD	Australian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CLP	Chilean Peso	KES	Kenyan Schilling	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	VND	Vietnamese Dong

DOP	Dominican Peso	NZD	New Zealand Dollar	ZAR	South African Rand

EUR	Euro	PEN	Peruvian New Sol	ZMW	Zambian Kwacha

GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BBSW3M	3 Month Bank Bill Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

BZDIOVRA	Brazil Interbank Deposit Rate	IBR	Indicador Bancario de Referencia	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0006M	ICE 6-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	WIBOR06M	6 Month Warsaw Inter Bank Offering Rate

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap

180	PIMCO INTERNATIONAL BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2022	181

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

182	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the

184	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

186	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4005SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

Municipal Value Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the war in Ukraine. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021) and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	MUNICIPAL VALUE FUNDS

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

The municipal (or “muni”) market was also weak during the reporting period. As was the case with the taxable U.S. bond market, munis were negatively impacted as rates moved higher. Municipal fund outflows were another headwind for performance with the asset class currently experiencing the largest outflow cycle on record. We believe the movement higher in rates was driven by a combination of elevated inflation and the Fed’s aggressive monetary policy tightening. The unprecedented increase in rates resulted in significant volatility, driving fund outflows. All told, the Bloomberg Municipal Bond Index returned -6.30% for the six months ended September 30, 2022.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19.

4	MUNICIPAL VALUE FUNDS

The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects Institutional Class performance. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class shares is $250,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the Funds (Cont.)

or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status

PIMCO California Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO National Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund is, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30 are, available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	MUNICIPAL VALUE FUNDS

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Investment Company Act of 1940 (the “Act”). The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

PIMCO California Municipal Intermediate Value Fund

Cumulative Returns Through September 30, 2022

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022•

	6 Months*	1 Year	5 Years	Fund Inception (12/07/15)
PIMCO California Municipal Intermediate Value Fund Institutional Class	(3.75)%	(7.76)%	0.62%	1.04%
Bloomberg California 1-10 Year (1-12) Municipal Securities Index	(2.83)%	(7.37)%	0.55%	0.91%
Lipper California Intermediate Municipal Debt Funds Average	(4.59)%	(9.32)%	0.17%	0.64%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin California Municipal Intermediate Value Fund was reorganized into the PIMCO California Municipal Intermediate Value Fund. The inception date of the Gurtin California Municipal Intermediate Value Fund was December 7, 2015. Information presented from December 7, 2015 to March 15, 2019 is that of the Gurtin California Municipal Intermediate Value Fund.

* Cumulative return.

♦ Average cumulative total return since 11/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.51%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	MUNICIPAL VALUE FUNDS

Institutional Class - GCMVX

Allocation Breakdown as of September 30, 2022†§

Municipal Bonds & Notes
Ad Valorem Property Tax	29.4%
Lease (Abatement)	24.3%
Special Tax	7.4%
Port, Airport & Marina Revenue	7.2%
Health, Hospital & Nursing Home Revenue	4.4%
Water Revenue	4.2%
Sewer Revenue	3.5%
Tax Increment/Allocation Revenue	3.2%
Local or Guaranteed Housing	2.9%
Lease (Appropriation)	2.4%
College & University Revenue	1.7%
Lease (Non-Terminable)	1.0%
Lease (Renewal)	0.3%
Short-Term Instruments‡	8.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO California Municipal Intermediate Value Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO California Municipal Intermediate Value Fund (Cont.)

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve positioning contributed to performance, as benchmark municipal yields increased.

»	Security selection within the lease-backed sector contributed to performance, as holdings outperformed the broader municipal market.

»	Underweight exposure to the industrial revenue sector contributed to performance, as the sector underperformed the broader municipal market.
»	Security selection within the special tax sector detracted from performance, as holdings underperformed the broader municipal market.

»	Overweight exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the healthcare sector detracted from performance, as holdings underperformed the broader municipal market.

10	MUNICIPAL VALUE FUNDS

PIMCO California Municipal Opportunistic Value Fund

Cumulative Returns Through September 30, 2022

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022•

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/03/10)
PIMCO California Municipal Opportunistic Value Fund Institutional Class	(3.13)%	(5.28)%	1.17%	2.48%	3.23%
Bloomberg California Municipal Bond Index	(5.81)%	(11.20)%	0.59%	1.98%	3.03%
Lipper California Intermediate Municipal Debt Funds Average	(4.59)%	(9.32)%	0.17%	1.12%	2.01%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin California Municipal Opportunistic Value Fund was reorganized into the PIMCO California Municipal Opportunistic Value Fund. The inception date of the Gurtin California Municipal Opportunistic Value Fund was May 3, 2010. Information presented from May 3, 2010 to March 15, 2019 is that of the Gurtin California Municipal Opportunistic Value Fund.

* Cumulative return.

♦ Average cumulative total return since 4/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.64%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Institutional Class - GCMFX

Allocation Breakdown as of September 30, 2022†§

Municipal Bonds & Notes
Ad Valorem Property Tax	24.3%
Port, Airport & Marina Revenue	15.4%
Lease (Abatement)	12.1%
Health, Hospital & Nursing Home Revenue	9.8%
Tobacco Settlement Funded	7.7%
College & University Revenue	4.2%
Water Revenue	5.0%
Electric Power & Light Revenue	3.4%
Lease (Non-Terminable)	2.1%
Miscellaneous Taxes	2.0%
Local or Guaranteed Housing	1.8%
Sales Tax Revenue	1.6%
Tax Increment/Allocation Revenue	1.2%
Other	2.6%
Short-Term Instruments‡	6.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO California Municipal Opportunistic Value Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

12	MUNICIPAL VALUE FUNDS

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a select duration position contributed to performance, as benchmark municipal yields increased.

»	Security selection within the transportation sector contributed to performance, as holdings outperformed the broader municipal market.
»	Underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

»	Overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the tobacco sector detracted from performance, as holdings underperformed the broader municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

PIMCO National Municipal Intermediate Value Fund

Cumulative Returns Through September 30, 2022

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022•

	6 Months*	1 Year	5 Years	Fund Inception (12/01/15)
PIMCO National Municipal Intermediate Value Fund Institutional Class	(3.42)%	(7.46)%	0.90%	1.24%
Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	(3.11)%	(7.55)%	0.71%	1.07%
Lipper Intermediate Municipal Debt Funds Average	(5.35)%	(10.00)%	0.38%	0.87%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin National Municipal Intermediate Value Fund was reorganized into the PIMCO National Municipal Intermediate Value Fund. The inception date of the Gurtin National Municipal Intermediate Value Fund was December 1, 2015. Information presented from December 1, 2015 to March 15, 2019 is that of the Gurtin National Municipal Intermediate Value Fund.

* Cumulative return.

♦ Average cumulative total return since 11/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.52%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

14	MUNICIPAL VALUE FUNDS

Institutional Class - GNMVX

Allocation Breakdown as of September 30, 2022†§

Municipal Bonds & Notes
Ad Valorem Property Tax	36.3%
Highway Revenue Tolls	8.7%
Lease Revenue	5.7%
College & University Revenue	5.4%
Lease (Appropriation)	4.9%
Lease (Renewal)	4.7%
Sales Tax Revenue	4.2%
Port, Airport & Marina Revenue	3.2%
Income Tax Revenue	2.8%
Water Revenue	2.5%
Local or Guaranteed Housing	2.2%
Fuel Sales Tax Revenue	2.1%
Hotel Occupancy Tax	1.8%
Lease (Abatement)	1.6%
Health, Hospital & Nursing Home Revenue	1.4%
Sewer Revenue	1.4%
General Fund	1.3%
Lottery Revenue	1.1%
Other	3.1%
Short-Term Instruments‡	5.6%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO National Municipal Intermediate Value Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

PIMCO National Municipal Intermediate Value Fund (Cont.)

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as benchmark municipal yields increased.

»	Underweight exposure to the industrial revenue sector contributed to performance, as the sector underperformed the broader municipal market.

»	Underweight exposure to the healthcare sector contributed to performance, as the sector underperformed the broader municipal market.
»	Security selection within the special tax sector detracted from performance, as holdings underperformed the broader municipal market

»	Overweight exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the general obligation segment detracted from performance, as holdings underperformed the broad municipal market.

16	MUNICIPAL VALUE FUNDS

PIMCO National Municipal Opportunistic Value Fund

Cumulative Returns Through September 30, 2022

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022•

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/03/10)
PIMCO National Municipal Opportunistic Value Fund Institutional Class	(3.90)%	(6.96)%	1.20%	2.34%	3.13%
Bloomberg Municipal Bond Index	(6.30)%	(11.50)%	0.59%	1.79%	2.75%
Lipper General & Insured Municipal Debt Funds Average	(7.96)%	(13.21)%	0.15%	1.47%	2.51%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin National Municipal Opportunistic Value Fund was reorganized into the PIMCO National Municipal Opportunistic Value Fund. The inception date of the Gurtin National Municipal Opportunistic Value Fund was May 3, 2010. Information presented from May 3, 2010 to March 15, 2019 is that of the Gurtin National Municipal Opportunistic Value Fund.

* Cumulative return.

♦ Average cumulative total return since 04/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.64%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Institutional Class - GNMFX

Allocation Breakdown as of September 30, 2022†§

Municipal Bonds & Notes
Ad Valorem Property Tax	15.6%
Health, Hospital & Nursing Home Revenue	15.0%
Port, Airport & Marina Revenue	12.5%
Highway Revenue Tolls	8.8%
Fuel Sales Tax Revenue	8.0%
College & University Revenue	5.6%
Local or Guaranteed Housing	4.7%
Income Tax Revenue	3.4%
Sales Tax Revenue	3.4%
Lease (Appropriation)	2.8%
Natural Gas Revenue	2.6%
Lease Revenue	2.0%
Miscellaneous Taxes	1.8%
Lease (Abatement)	1.7%
Multiple Utility Revenue	1.4%
General Fund	1.1%
Electric Power & Light Revenue	1.1%
Other	3.5%
Short-Term Instruments‡	5.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO National Municipal Opportunistic Value Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

18	MUNICIPAL VALUE FUNDS

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a select duration position contributed to performance, as benchmark municipal yields increased.

»	Security selection within the water and sewer sector contributed to performance, as holdings outperformed the broader municipal market.

»	Select exposure within the special tax sector contributed to performance, as holdings outperformed the broader municipal market.
»	Overweight exposure to the transportation sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the pre-refunded segment detracted from performance, as holdings underperformed the broader municipal market.

»	Security selection within the resource recovery sector detracted from performance, as holdings underperformed the broader municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

20	MUNICIPAL VALUE FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Municipal Intermediate Value Fund
Institutional Class	$1,000.00	$962.50	$1.94	$1,000.00	$1,023.37	$2.00	0.39%
PIMCO California Municipal Opportunistic Value Fund
Institutional Class	$1,000.00	$968.70	$2.99	$1,000.00	$1,022.30	$3.08	0.60%
PIMCO National Municipal Intermediate Value Fund
Institutional Class	$1,000.00	$965.80	$1.99	$1,000.00	$1,023.32	$2.05	0.40%
PIMCO National Municipal Opportunistic Value Fund
Institutional Class	$1,000.00	$961.00	$2.98	$1,000.00	$1,022.30	$3.08	0.60%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 7, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg California 1-10 Year (1-12) Municipal Securities Index	The Bloomberg California 1-10 Year (1-12) Municipal Securities Index is a component of the Bloomberg California Municipal Bond Index, a subset of the Bloomberg Municipal Bond Index. The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Municipal Bond Index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg California Municipal Bond Index	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index is the 1-10 Year Blend (1-12) component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Municipal Bond Index	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

*	It is not possible to invest directly in an unmanaged index.

22	MUNICIPAL VALUE FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Financial Highlights

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total		Net Assets Value End of Year or Period(a)

PIMCO California Municipal Intermediate Value Fund

Institutional Class

04/01/2022 - 09/30/2022+	$10.08	$0.08	$(0.46)	$(0.38)	$(0.08)	$0.00	$(0.08)		$9.62

03/31/2022	10.59	0.14	(0.51)	(0.37)	(0.14)	0.00	(0.14)		10.08

03/31/2021	10.43	0.18	0.20	0.38	(0.17)	(0.05)	(0.22)		10.59

03/31/2020	10.32	0.18	0.11	0.29	(0.18)	0.00	(0.18)		10.43

10/1/2018 - 03/31/2019(e)(f)	9.97	0.09	0.35	0.44	(0.09)	(0.00)	(0.09	)(g)	10.32

09/30/2018	10.16	0.16	(0.18)	(0.02)	(0.16)	(0.01)	(0.17)		9.97

PIMCO California Municipal Opportunistic Value Fund

Institutional Class

04/01/2022 - 09/30/2022+	$9.91	$0.12	$(0.43)	$(0.31)	$(0.12)	$0.00	$(0.12)		$9.48

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	(0.23)		9.91

03/31/2021	10.18	0.25	0.12	0.37	(0.25)	(0.02)	(0.27)		10.28

03/31/2020	10.16	0.26	0.02	0.28	(0.26)	0.00	(0.26)		10.18

10/1/2018 - 03/31/2019(e)(f)	10.00	0.13	0.16	0.29	(0.13)	0.00	(0.13	)(g)	10.16

09/30/2018	10.11	0.22	(0.11)	0.11	(0.22)	0.00	(0.22)		10.00

PIMCO National Municipal Intermediate Value Fund

Institutional Class

04/01/2022 - 09/30/2022+	$10.17	$0.08	$(0.43)	$(0.35)	$(0.08)	$0.00	$(0.08)		$9.74

03/31/2022	10.67	0.14	(0.50)	(0.36)	(0.14)	0.00	(0.14)		10.17

03/31/2021	10.44	0.17	0.23	0.40	(0.17)	0.00	(0.17)		10.67

03/31/2020	10.24	0.20	0.20	0.40	(0.20)	0.00	(0.20)		10.44

10/1/2018 - 03/31/2019(e)(f)	9.91	0.10	0.33	0.43	(0.10)	0.00	(0.10	)(g)	10.24

09/30/2018	10.14	0.18	(0.23)	(0.05)	(0.18)	0.00	(0.18)		9.91

24	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

(3.75)%	$38,779	0.39	%*	0.50	%*	0.39	%*	0.50	%*	1.66	%*	2%

(3.52)	66,115	0.39		0.50		0.39		0.50		1.34		11

3.65	70,364	0.39		0.50		0.39		0.50		1.68		5

2.80	51,154	0.39		0.50		0.39		0.50		1.71		17

4.39	62,167	0.39	*	0.70	*	0.39	*	0.70	*	1.70	*	10

(0.17)	64,198	0.39		0.62		0.39		0.62		1.63		15

(3.13)%	$216,654	0.60	%*	0.63	%*	0.60	%*	0.63	%*	2.46	%*	31%

(1.35)	204,990	0.60		0.63		0.60		0.63		2.16		15

3.62	235,987	0.60		0.63		0.60		0.63		2.39		20

2.73	250,393	0.60		0.63		0.60		0.63		2.56		16

3.00	244,606	0.60	*	0.64	*	0.60	*	0.64	*	2.69	*	15

1.17	230,168	0.60		0.65		0.60		0.65		2.23		59

(3.42)%	$146,113	0.40	%*	0.51	%*	0.39	%*	0.50	%*	1.64	%*	19%

(3.44)	213,077	0.39		0.50		0.39		0.50		1.29		7

3.89	183,600	0.39		0.50		0.39		0.50		1.63		23

3.90	158,637	0.39		0.50		0.39		0.50		1.91		15

4.36	163,760	0.39	*	0.59	*	0.39	*	0.59	*	1.98	*	2

(0.47)	165,043	0.39		0.54		0.39		0.54		1.82		15

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total		Net Assets Value End of Year or Period(a)

PIMCO National Municipal Opportunistic Value Fund

Institutional Class

04/01/2022 - 09/30/2022+	$10.03	$0.13	$(0.52)	$(0.39)	$(0.13)	$0.00	$(0.13)		$9.51

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	(0.24)		10.03

03/31/2021	10.38	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)		10.49

03/31/2020	10.25	0.27	0.13	0.40	(0.27)	0.00	(0.27)		10.38

10/1/2018 - 03/31/2019(e)(f)	10.00	0.14	0.25	0.39	(0.14)	0.00	(0.14	)(g)	10.25

09/30/2018	10.10	0.23	(0.10)	0.13	(0.23)	(0.00)	(0.23)		10.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

On March 15, 2019, the Gurtin California Municipal Intermediate Value Fund was reorganized into the PIMCO California Municipal Intermediate Value Fund; the Gurtin California Municipal Opportunistic Value Fund was reorganized into the PIMCO California Municipal Opportunistic Value Fund; the Gurtin National Municipal Intermediate Value Fund was reorganized into the PIMCO National Municipal Intermediate Value Fund; and the Gurtin National Municipal Opportunistic Value Fund was reorganized into the PIMCO National Municipal Opportunistic Value Fund. Information presented for each Fund prior to March 15, 2019 is that of the corresponding former Gurtin fund.

(f)	Fiscal year end changed from September 30th to March 31st.
(g)

Total distributions for the period ended March 31, 2019 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended March 31, 2019.

26	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

(3.90)%	$294,660	0.60	%*	0.63	%*	0.60	%*	0.63	%*	2.68	%*	6%

(2.18)	204,459	0.60		0.63		0.60		0.63		2.26		12

3.21	244,199	0.60		0.63		0.60		0.63		2.02		11

3.88	253,991	0.60		0.63		0.60		0.63		2.60		14

3.96	243,926	0.60	*	0.66	*	0.60	*	0.66	*	2.73	*	18

1.30	207,186	0.60		0.65		0.60		0.65		2.27		46

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Statements of Assets and Liabilities

(Unaudited)

September 30, 2022

(Amounts in thousands†, except per share amounts)
	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$35,745	$209,990	$137,732	$280,827
Investments in Affiliates	2,713	14,166	7,387	13,875
Receivable for Fund shares sold	0	208	0	19
Interest and/or dividends receivable	411	2,590	1,655	4,201
Dividends receivable from Affiliates	3	24	24	22
Reimbursement receivable from PIMCO	4	6	14	8

Total Assets	38,876	226,984	146,812	298,952

Liabilities:

Payable for investments purchased	$0	$9,825	$545	$2,282
Payable for investments in Affiliates purchased	3	24	24	22
Payable for Fund shares redeemed	76	350	41	1,823
Distributions payable	0	0	23	1
Overdraft due to custodian	0	10	0	0
Accrued investment advisory fees	11	77	40	104
Accrued supervisory and administrative fees	7	44	26	60

Total Liabilities	97	10,330	699	4,292

Net Assets	$38,779	$216,654	$146,113	$294,660

Net Assets Consist of:

Paid in capital	$42,174	$223,001	$158,411	$303,779
Distributable earnings (accumulated loss)	(3,395)	(6,347)	(12,298)	(9,119)

Net Assets	$38,779	$216,654	$146,113	$294,660

Net Assets:

Institutional Class	$38,779	$216,654	$146,113	$294,660

Shares Issued and Outstanding:

Institutional Class	4,030	22,855	15,001	30,973

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.62	$9.48	$9.74	$9.51

Cost of investments in securities	$38,130	$216,467	$145,984	$289,898

Cost of investments in Affiliates	$2,713	$14,167	$7,384	$13,877

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

28	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:

Interest	$476	$3,269	$1,529	$4,568
Dividends	2	10	11	15
Dividends from Investments in Affiliates	8	69	77	79
Total Income	486	3,348	1,617	4,662

Expenses:

Investment advisory fees	71	437	238	569
Supervisory and administrative fees	48	251	159	327
Trustee fees	0	1	0	0
Interest expense	0	2	5	0
Total Expenses	119	691	402	896
Waiver and/or Reimbursement by PIMCO	(26)	(33)	(87)	(43)
Net Expenses	93	658	315	853

Net Investment Income (Loss)	393	2,690	1,302	3,809

Net Realized Gain (Loss):

Investments in securities	(898)	91	(2,571)	50

Investments in Affiliates	(1)	(2)	7	(2)

Net Realized Gain (Loss)	(899)	89	(2,564)	48

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,415)	(9,522)	(5,187)	(13,652)

Investments in Affiliates	0	(1)	3	(2)

Net Change in Unrealized Appreciation (Depreciation)	(1,415)	(9,523)	(5,184)	(13,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,921)	$(6,744)	$(6,446)	$(9,797)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund		PIMCO California Municipal Opportunistic Value Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$393	$933	$2,690	$4,856
Net realized gain (loss)	(899)	(138)	89	159
Net change in unrealized appreciation (depreciation)	(1,415)	(3,356)	(9,523)	(7,633)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,921)	(2,561)	(6,744)	(2,618)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(396)	(943)	(2,706)	(5,180)

Total Distributions(a)	(396)	(943)	(2,706)	(5,180)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(25,019)	(745)	21,114	(23,199)

Total Increase (Decrease) in Net Assets	(27,336)	(4,249)	11,664	(30,997)

Net Assets:
Beginning of period	66,115	70,364	204,990	235,987
End of period	$38,779	$66,115	$216,654	$204,990

†	A zero balance may reflect actual amounts rounding to less than one thousand .
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	MUNICIPAL VALUE FUNDS	See Accompanying Notes

PIMCO National Municipal Intermediate Value Fund		PIMCO National Municipal Opportunistic Value Fund
Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

$1,302	$2,612	$3,809	$5,148
(2,564)	(579)	48	(70)
(5,184)	(9,980)	(13,654)	(9,516)

(6,446)	(7,947)	(9,797)	(4,438)

(1,303)	(2,618)	(3,808)	(5,185)

(1,303)	(2,618)	(3,808)	(5,185)

(59,215)	40,042	103,806	(30,117)

(66,964)	29,477	90,201	(39,740)

213,077	183,600	204,459	244,199
$146,113	$213,077	$294,660	$204,459

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Schedule of Investments PIMCO California Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.2%

MUNICIPAL BONDS & NOTES 91.2%

CALIFORNIA 83.3%

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	$775	$792

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (a)	385	281

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	1,050	1,117

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
3.000% due 08/15/2029	1,115	1,056

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	647

Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 09/01/2023	610	620

Corona Public Financing Authority, California Revenue Notes, Series 2016
5.000% due 11/01/2026	580	617

Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 09/01/2024	675	685

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015
5.000% due 06/01/2035	405	422

East Side Union High School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2030	605	636

Elk Grove Finance Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	510	529

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	520

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	916

Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda, La Puente Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2015
5.000% due 06/01/2025	$545	$570

Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2030	500	515

Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015
5.000% due 09/01/2023	580	589

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	352

Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020
4.000% due 09/01/2023	570	574

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (a)	500	400

Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020
4.000% due 08/01/2027	600	624

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	947

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2033	1,000	1,027

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	395

Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	676
5.000% due 10/01/2025	695	727

Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010
5.500% due 08/01/2030	1,700	1,806

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	348

Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018
5.000% due 11/01/2025	625	659

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	392

Oak Grove School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024 (a)	400	375

32	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmdale Elementary School District, California General Obligation Notes, Series 2020
4.000% due 08/01/2027	$500	$515

Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2027	445	467

Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	209

Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	255
5.000% due 09/01/2025	350	361

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (a)	450	338

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	309

Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015
5.000% due 10/01/2025	300	314

Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2028	750	782

Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018
5.000% due 10/01/2032	550	592

Sacramento, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	200	206

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	336

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	421

Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2030 (a)	475	346

Solano County, California Community College District General Obligation Bonds, Series 2015
0.000% due 08/01/2029 (b)	1,525	1,518

South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021
4.000% due 06/01/2034	750	755

Stockton Unified School District, California Certificates of Participation Bonds, Series 2018
5.000% due 02/01/2029	1,000	1,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2028	$510	$524

Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015
5.000% due 08/01/2024	430	444

Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016
5.000% due 11/15/2028	720	758

Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015
5.000% due 08/01/2026	215	224

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	750	788

West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021
4.000% due 07/01/2036	640	602

		32,290

ILLINOIS 7.6%

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2025	230	232

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	2,000	2,042

University of Illinois Revenue Notes, Series 2018
5.000% due 04/01/2028	625	670

		2,944

KENTUCKY 0.3%

Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016
3.000% due 02/01/2026	125	121

Total Municipal Bonds & Notes (Cost $37,740)		35,355

	SHARES
SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

Fidelity Investments Money Market Government Portfolio, Class I
2.660% (c)	389,811	390

Total Short-Term Instruments (Cost $390)		390

Total Investments in Securities (Cost $38,130)		35,745

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)

(Unaudited)

September 30, 2022

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%

PIMCO Short-Term Floating NAV Portfolio III	279,413	$2,713

Total Short-Term Instruments (Cost $2,713)		2,713

		MARKET VALUE (000S)
Total Investments in Affiliates (Cost $2,713)	$	2,713

Total Investments 99.2% (Cost $40,843)	$	38,458

Other Assets and Liabilities, net 0.8%		321

Net Assets 100.0%	$	38,779

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$32,290	$0	$32,290
Illinois	0	2,944	0	2,944
Kentucky	0	121	0	121
Short-Term Instruments
Mutual Funds	390	0	0	390

	$390	$35,355	$0	$35,745
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,713	$0	$0	$2,713

Total Investments	$3,103	$35,355	$0	$38,458

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

34	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9%

MUNICIPAL BONDS & NOTES 96.4%

CALIFORNIA 87.2%

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	$1,160	$	1,162

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	3,925		4,063

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052 (a)	1,500		1,605

Burbank Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2023 (b)	4,375		4,251

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	3,525		3,372

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000		1,027

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2048	3,975		3,964

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.000% due 08/15/2023	700		700

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	500		500

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013
5.000% due 01/01/2033	1,000		1,015

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,455		2,467

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	135		135

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5		5

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	85		85

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,575		2,642

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175		2,177

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	$1,750	$	1,829

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046 (a)	1,150		1,256

Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2033	1,910		1,951

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (b)	1,275		434

Cerritos Community College District, California General Obligation Bonds, Series 2014
4.000% due 08/01/2044	5,850		5,376

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000		2,190

Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022
5.000% due 11/01/2042	1,000		1,043

Discovery Bay California Public Financing Authority Revenue Bonds,Series 2022
5.000% due 12/01/2042	1,005		1,072

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385		1,475

Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015
5.000% due 09/01/2038	1,500		1,555

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (b)	2,000		1,476

Fallbrook Union High School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,000		1,796

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015
5.000% due 06/01/2040	4,340		4,550

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,615		7,984
5.000% due 06/01/2045	4,550		4,770

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (b)	2,215		765

Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022
5.250% due 04/01/2047	2,000		2,068

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	2,000		2,086

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	$8,775	$	8,803

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2047	2,000		2,121

Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250		2,252
5.000% due 09/01/2043	4,165		4,169
5.000% due 09/01/2045	2,500		2,502

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000		2,080

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049 (a)	1,000		1,048

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
2.645% (US0003M + 0.580%) due 09/01/2027 ~	3,185		3,152
2.695% (US0003M + 0.630%) due 09/01/2037 ~	1,600		1,487

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000		1,050

Ontario Public Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,000		1,046

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	3,000		3,127

Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999
0.000% due 08/01/2024 (b)	3,000		2,796

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	1,275		1,313

Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022
5.250% due 08/01/2045	1,275		1,358

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,090		2,097

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750		3,781

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,150		5,354

Rowland Unified School District, California General Obligation Bonds, Series 2015
4.250% due 08/01/2045	2,000		1,893

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2044	$1,000	$	1,019

San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015
5.000% due 08/01/2040	5,475		5,633

San Diego Community College District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2041 (c)	2,650		1,482

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	3,230		3,230

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500		1,500

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490		2,583

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420		3,433
5.250% due 05/01/2033	1,520		1,531

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865		3,874
5.000% due 05/01/2044	4,640		4,650

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450		4,451

San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019
5.000% due 03/01/2040	1,000		1,041

San Juan Unified School District, California General Obligation Notes, Series 2022
5.000% due 08/01/2040	1,000		1,071
5.000% due 08/01/2041	1,035		1,106

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048 (a)	2,000		2,136

San Mateo Union High School District, California General Obligation Bonds, Series 2013
5.000% due 09/01/2041	1,000		1,017

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250		3,336

Santa Monica, California Community College District General Obligation Bonds, Series 2022
5.000% due 08/01/2045	1,150		1,233

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (a)(b)	1,290		610

36	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Southern California Public Power Authority Revenue Notes, Series 2020
5.000% due 07/01/2030	$3,000	$	3,061

Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2040	1,325		1,366

Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2027	775		776

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052 (a)	2,000		2,026

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049 (a)	1,000		1,075

University of California Revenue Bonds, Series 2014
4.250% due 05/15/2039	4,000		3,911

University of California Revenue Bonds, Series 2015
4.000% due 05/15/2033	2,700		2,723

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655		2,747

Yorba Linda Water District, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,820		1,934

			188,830

ILLINOIS 4.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000		993

Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.750% due 01/01/2038	2,050		2,115

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,000		1,011

Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000		1,018
5.000% due 01/01/2035	1,000		1,016
5.000% due 01/01/2040	2,325		2,362

Chicago Park District, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,755		1,786

			10,301

INDIANA 1.0%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2041	2,050		2,154

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NEW YORK 2.0%

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	$4,145	$	4,267

PENNSYLVANIA 1.0%

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,100		2,116

TEXAS 0.5%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160		1,201

Total Municipal Bonds & Notes (Cost $215,346)			208,869

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

Fidelity Investments Money Market Government Portfolio, Class I
2.660% (d)	1,120,469		1,121

Total Short-Term Instruments (Cost $1,121)			1,121

Total Investments in Securities (Cost $216,467)			209,990

INVESTMENTS IN AFFILIATES 6.6%

SHORT-TERM INSTRUMENTS 6.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%

PIMCO Short-Term Floating NAV Portfolio III	1,459,094		14,166

Total Short-Term Instruments (Cost $14,167)			14,166

Total Investments in Affiliates (Cost $14,167)			14,166

Total Investments 103.5% (Cost $230,634)		$	224,156

Other Assets and Liabilities, net (3.5)%			(7,502)

Net Assets 100.0%		$	216,654

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)

(Unaudited)

September 30, 2022

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$188,830	$0	$188,830
Illinois	0	10,301	0	10,301
Indiana	0	2,154	0	2,154
New York	0	4,267	0	4,267
Pennsylvania	0	2,116	0	2,116
Texas	0	1,201	0	1,201
Short-Term Instruments
Mutual Funds	1,121	0	0	1,121

	$1,121	$208,869	$0	$209,990

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,166	$0	$0	$14,166

Total Investments	$15,287	$208,869	$0	$224,156

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

38	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Municipal Intermediate Value Fund

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2%

MUNICIPAL BONDS & NOTES 93.7%

ALABAMA 0.8%

University of South Alabama Revenue Bonds, (BAM Insured), Series 2019
5.000% due 04/01/2035	$1,115	$1,158

ALASKA 0.7%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2034	1,015	1,076

ARKANSAS 0.9%

University of Arkansas Revenue Notes, Series 2020
5.000% due 12/01/2028	1,210	1,312

CALIFORNIA 6.6%

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2035	1,900	1,940

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 10/01/2032	1,230	1,267

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2031	1,605	1,686

San Diego Community College District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2041 (d)	4,505	2,520

Solano County, California Community College District General Obligation Bonds, Series 2015
0.000% due 08/01/2029 (d)	1,070	1,065

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,151

		9,629

CONNECTICUT 2.8%

Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2028	1,475	1,585

Connecticut State General Obligation Bonds, Series 2015
5.000% due 11/15/2028	195	204

University of Connecticut Revenue Bonds, Series 2016
5.000% due 03/15/2030	2,200	2,300

		4,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 3.4%

Central Florida Expressway Authority Revenue Bonds, Series 2019
5.000% due 07/01/2035	$1,945	$2,056

Orange County, Florida School Board Certificates of Participation Bonds, Series 2017
5.000% due 08/01/2028	1,600	1,742

St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019
5.000% due 07/01/2034	1,130	1,217

		5,015

GEORGIA 1.0%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2014
5.000% due 01/01/2027	1,395	1,413

ILLINOIS 16.8%

Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	552

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2028	2,735	2,763

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,021

Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016
5.000% due 12/01/2023	235	239

Cook County, Illinois Community Consolidated School District No 65 Evanston General Obligation Bonds, Series 2014
0.000% due 12/01/2032 (b)	1,000	620

Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013
4.250% due 12/01/2024	635	642

Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022
5.000% due 12/01/2034 (a)	510	545

Cook County, Illinois Community Unit School District No 401 Elmwood Park General Obligation Notes, Series 2021
4.000% due 12/01/2025	1,500	1,526

Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	738
4.000% due 12/01/2030	1,020	1,035

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	$535	$538

Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015
4.000% due 12/01/2026	825	833

Illinois Finance Authority Revenue Bonds, Series 2013
5.000% due 11/15/2025	500	501

Illinois State Toll Highway Authority Revenue Bonds, Series 2014
5.000% due 01/01/2036	3,625	3,675

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2021
5.000% due 01/01/2030	3,300	3,508

University of Illinois Revenue Bonds, Series 2015
5.000% due 04/01/2030	700	716

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,459

Village of Streamwood, Illinois General Obligation Bonds, Series 2019
5.000% due 12/01/2032	1,005	1,101

Will County, Illinois School District No 122 General Obligation Bonds, Series 2022
4.000% due 10/01/2033	1,430	1,418

Will County, Illinois School District No 86 Joliet General Obligation Notes, (BAM Insured), Series 2022
4.000% due 03/01/2029	1,135	1,162

		24,592

INDIANA 0.8%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2028	675	727
5.000% due 12/15/2029	360	390

		1,117

IOWA 1.7%

Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,232
4.000% due 06/01/2025	1,270	1,284

		2,516

KENTUCKY 4.8%

Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
3.000% due 04/01/2025	300	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	$425	$417
3.000% due 02/01/2026	630	613

Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017
5.000% due 08/01/2028	1,000	1,065

Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
3.000% due 02/01/2026	280	271

Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2023	630	635

Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
4.000% due 09/01/2027	1,000	1,022

Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017
4.000% due 04/01/2026	1,270	1,293

Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016
4.000% due 05/01/2027	1,320	1,350

		6,960

LOUISIANA 3.9%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,135
5.000% due 10/01/2027	2,250	2,402

St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2028	1,080	1,159

		5,696

MARYLAND 1.0%

Baltimore County, Maryland General Obligation Bonds, Series 2014
4.000% due 02/01/2033	1,425	1,436

MASSACHUSETTS 1.0%

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017
5.000% due 06/01/2034	1,500	1,532

MICHIGAN 7.8%

Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016
5.000% due 05/01/2028	175	185

40	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016
5.000% due 05/01/2031	$1,065	$1,121

Central Michigan University Revenue Notes, Series 2016
5.000% due 10/01/2024	350	360

Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016
3.000% due 05/01/2024	225	222

Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,265
5.000% due 05/01/2029	1,225	1,273

Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019
5.000% due 05/01/2034	1,000	1,070

L’Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2025	695	726

Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2033	1,975	2,011

Oakland University, Michigan Revenue Bonds, Series 2016
5.000% due 03/01/2029	1,000	1,043

Rochester Community School District, Michigan General Obligation Bonds, Series 2016
5.000% due 05/01/2032	2,075	2,183

		11,459

MINNESOTA 1.8%

Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019
5.000% due 02/01/2027	1,440	1,535

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,022

		2,557

MISSOURI 1.1%

Greene County, Missouri Certificates of Participation Bonds, Series 2018
5.000% due 09/01/2034	1,185	1,258

Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014
5.000% due 01/01/2024	300	306

		1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 2.7%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2034	$2,225	$2,377

Clark County, Nevada School District General Obligation Notes, Series 2022
5.000% due 06/15/2028	1,500	1,618

		3,995

NEW JERSEY 1.7%

New Jersey Turnpike Authority Revenue Bonds, Series 2014
4.000% due 01/01/2035	2,555	2,540

NEW YORK 6.0%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	215	215

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2033	1,000	1,064

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
5.000% due 06/15/2035	1,600	1,633

New York State Dormitory Authority Revenue Bonds, Series 2014
5.000% due 03/15/2029	2,875	2,938

New York State Dormitory Authority Revenue Notes, Series 2021
5.000% due 03/15/2029	1,450	1,577

Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2014
5.000% due 07/01/2034	1,300	1,327

		8,754

OHIO 2.0%

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,225

Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	201
4.000% due 12/01/2024	200	203

Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015
4.000% due 12/01/2025	215	219

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warren City School District, Ohio General Obligation Bonds, Series 2020
4.000% due 12/01/2030	$1,000	$1,027

		2,875

OREGON 1.0%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (d)	1,685	1,423

PENNSYLVANIA 6.6%

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	1,000	948

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2028	1,095	1,154

Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 08/15/2031	2,000	2,074

Commonwealth of Pennsylvania General Obligation Bonds, Series 2017
4.000% due 01/01/2029	1,220	1,234

Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020
4.000% due 03/15/2025	1,315	1,334

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2032	2,585	2,706

Pennsylvania Turnpike Commission Revenue Notes, Series 2015
5.000% due 12/01/2025	200	210

		9,660

RHODE ISLAND 0.6%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016
5.000% due 09/15/2030	900	946

SOUTH CAROLINA 0.7%

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,044

SOUTH DAKOTA 0.7%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 10.4%

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2037	$1,970	$1,973

Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016
3.000% due 09/01/2023	845	838

County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016
5.000% due 03/01/2032	1,440	1,492

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014
5.250% due 11/01/2027	500	506

Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021
4.000% due 08/15/2036	2,850	2,612

Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2024	1,245	1,232

Frisco, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2028	1,000	1,002

Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	232
3.000% due 09/01/2025	235	231

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	849
3.000% due 09/01/2027	860	831

Lower Colorado River Authority, Texas Revenue Bonds, Series 2013
5.000% due 05/15/2039	2,400	2,412

Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012
3.000% due 02/15/2023	330	330

Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016
3.000% due 11/01/2025	590	583

		15,123

UTAH 0.7%

University of Utah Revenue Bonds, Series 2022
4.000% due 08/01/2036	1,000	952

42	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VERMONT 0.1%

Vermont Housing Finance Agency Revenue Notes, Series 2016
1.950% due 05/01/2023	$130	$129

WASHINGTON 0.3%

Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015
5.000% due 01/01/2026	395	414

WEST VIRGINIA 1.4%

West Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/01/2026	560	568

West Virginia State Water Development Authority, Revenue Bonds, Series 2014
5.000% due 07/01/2031	1,500	1,534

		2,102

WISCONSIN 1.9%

Clinton Community School District, Wisconsin General Obligation Notes, Series 2021
4.000% due 03/01/2029	1,210	1,245

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017
5.000% due 04/01/2027	1,500	1,583

		2,828

Total Municipal Bonds & Notes (Cost $145,231)		136,979

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.3%

Fidelity Investments Money Market Government Portfolio, Class I
2.660% (e)	453,415	$453

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
2.407% due 10/20/2022 (b)(c)	$300	300

Total Short-Term Instruments (Cost $753)		753

Total Investments in Securities (Cost $145,984)		137,732

	SHARES
INVESTMENTS IN AFFILIATES 5.1%

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	760,805	7,387

Total Short-Term Instruments (Cost $7,384)		7,387

Total Investments in Affiliates (Cost $7,384)		7,387

Total Investments 99.3% (Cost $153,368)		$145,119

Other Assets and Liabilities, net 0.7%		994

Net Assets 100.0%		$146,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)

(Unaudited)

September 30, 2022

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,158	$0	$1,158
Alaska	0	1,076	0	1,076
Arkansas	0	1,312	0	1,312
California	0	9,629	0	9,629
Connecticut	0	4,089	0	4,089
Florida	0	5,015	0	5,015
Georgia	0	1,413	0	1,413
Illinois	0	24,592	0	24,592
Indiana	0	1,117	0	1,117
Iowa	0	2,516	0	2,516
Kentucky	0	6,960	0	6,960
Louisiana	0	5,696	0	5,696
Maryland	0	1,436	0	1,436
Massachusetts	0	1,532	0	1,532
Michigan	0	11,459	0	11,459
Minnesota	0	2,557	0	2,557
Missouri	0	1,564	0	1,564
Nevada	0	3,995	0	3,995
New Jersey	0	2,540	0	2,540
New York	0	8,754	0	8,754
Ohio	0	2,875	0	2,875
Oregon	0	1,423	0	1,423
Pennsylvania	0	9,660	0	9,660
Rhode Island	0	946	0	946
South Carolina	0	1,044	0	1,044
South Dakota	0	1,073	0	1,073
Texas	0	15,123	0	15,123
Utah	0	952	0	952
Vermont	0	129	0	129
Washington	0	414	0	414
West Virginia	0	2,102	0	2,102
Wisconsin	0	2,828	0	2,828
Short-Term Instruments
Mutual Funds	453	0	0	453
U.S. Treasury Bills	0	300	0	300

	$453	$137,279	$0	$137,732

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,387	$0	$0	$7,387

Total Investments	$7,840	$137,279	$0	$145,119

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

44	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.3%

MUNICIPAL BONDS & NOTES 95.0%

ALABAMA 2.2%

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	$2,150	$2,062

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	1,525	1,521

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,028

Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013
5.000% due 01/01/2043	1,000	1,005

		6,616

ARIZONA 0.8%

Town of Queen Creek, Arizona Excise Tax Revenue Bound, Series 2022
5.000% due 08/01/2047	2,090	2,200

ARKANSAS 1.4%

University of Arkansas Revenue Bonds, Series 2022
5.000% due 04/01/2052	4,000	4,121

CALIFORNIA 5.3%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	130	130

California State General Obligation Bonds, Series 2022
5.000% due 04/01/2042	1,000	1,045

California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2037	2,875	2,879

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,185	2,242

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (b)	1,000	738

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	1,450	1,468

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
2.645% (US0003M + 0.580%) due 09/01/2027 ~	1,000	990

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,775	6,004

		15,496

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 3.6%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	$2,500	$2,512

Northern Colorado Water Conservancy District Certificates of Participation, Series 2022
5.250% due 07/01/2052	2,100	2,215

University of Colorado Hospital Authority Revenue Bonds, Series 2012
5.000% due 11/15/2042	5,850	5,854

		10,581

CONNECTICUT 7.6%

Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	4,833
5.000% due 09/01/2034	2,425	2,488

Connecticut Special Tax State Revenue Bonds, Series 2015
5.000% due 08/01/2032	1,000	1,040

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,057
5.000% due 10/01/2037	5,710	6,024
5.000% due 01/01/2038	2,340	2,465
5.000% due 10/01/2038	4,370	4,602

		22,509

DISTRICT OF COLUMBIA 1.2%

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	3,475	3,490

FLORIDA 2.7%

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,527

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,296

		7,823

GEORGIA 1.0%

Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,057

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	1,878

		2,935

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HAWAII 1.5%

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	$4,425	$4,512

ILLINOIS 16.5%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,521
5.000% due 01/01/2046	1,340	1,330

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,031
5.000% due 01/01/2036	2,925	2,985
5.000% due 01/01/2041	5,665	5,730

Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	540
5.750% due 01/01/2038	3,000	3,095

Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2040	1,975	2,007

Chicago Transit Authority, Illinois Revenue Bonds, Series 2014
5.250% due 12/01/2049	1,210	1,234

Illinois Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025 (b)	6,595	5,962

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2045	3,500	3,501

Illinois Finance Authority Revenue Bonds, Series 2021
5.000% due 08/15/2036	1,350	1,406

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,777

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	3,230	3,304

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,259

University of Illinois Revenue Bonds, Series 2013
5.000% due 04/01/2026	3,310	3,328

University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	905
5.000% due 04/01/2044	3,900	3,915

Will County, Illinois General Obligation Bonds, Series 2016
5.000% due 11/15/2033	1,000	1,054

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013
5.250% due 06/01/2036	$825	$845

		48,729

LOUISIANA 0.7%

New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015
5.000% due 01/01/2032	1,000	1,013

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,000

		2,013

MAINE 1.8%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	5,000	5,283

MARYLAND 0.2%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	655

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2015
5.000% due 07/01/2045	2,825	2,880

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,030

		3,910

MICHIGAN 4.2%

Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2044	3,240	3,414

Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2046	3,650	3,810

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	2,430	2,447

Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2040	2,650	2,786

		12,457

46	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 2.8%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	$2,225	$2,342

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	2,931

Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	3,000	3,111

		8,384

NEW JERSEY 0.3%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	1,000	991

NEW YORK 11.5%

Long Island Power Authority, New York Revenue Bonds, Series 2012
5.000% due 09/01/2026	1,000	1,001

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
5.000% due 02/01/2042	320	320

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 05/01/2034	5,035	5,077
5.000% due 05/01/2042	1,000	1,006

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,535	2,608

New York City, New York General Obligation Bonds, Series 2016
5.000% due 08/01/2038	2,800	2,868

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,476

New York State Dormitory Authority Revenue Bonds, Series 2014
5.000% due 03/15/2036	4,915	5,005

New York State Dormitory Authority School Districts Financing Program Revenue Bonds, (BAM Insured), Series 2022
5.000% due 10/01/2036	3,000	3,181

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.000% due 10/15/2044	4,250	4,275

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	$4,855	$4,998

		33,845

NORTH CAROLINA 1.5%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,442

OHIO 3.7%

Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018
5.000% due 12/01/2045	1,000	1,021

Brunswick City School District, Ohio General Obligation Bonds, Series 2018
5.250% due 12/01/2048	3,000	3,042

Cuyahoga County, Ohio Revenue Bonds, Series 2022
5.500% due 12/01/2039 (a)	2,090	2,284

Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022
4.000% due 12/01/2051	1,500	1,290

Ohio University Revenue Bonds, Series 2013
5.000% due 12/01/2043	3,290	3,300

		10,937

OKLAHOMA 0.9%

Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022
5.000% due 10/01/2047	2,500	2,633

OREGON 1.1%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2042 (c)	3,775	3,103

PENNSYLVANIA 11.1%

Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 12/01/2039	2,375	2,473

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,344

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,823
5.000% due 03/15/2041	1,750	1,819

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,550	2,536

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manheim Central School District, Pennsylvania General Obligation Bonds, Series 2022
5.000% due 04/01/2041	$2,505	$2,609

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,023
5.000% due 12/01/2044	6,465	6,514

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,015
5.000% due 12/01/2045	3,750	3,789

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	2,600	2,641

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,076
5.000% due 12/01/2047	1,000	1,007

		32,669

TEXAS 4.9%

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,755

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	1,000	1,026

City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/15/2042	4,000	4,175

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,468

Lower Colorado River Authority, Texas Revenue Bonds, Series 2013
5.000% due 05/15/2027	1,195	1,206

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,345	2,397

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,500	1,325

		14,352

UTAH 2.4%

City of Salt Lake, Utah Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,015

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022
5.000% due 07/01/2043	1,000	1,054

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Utah County, Utah Revenue Bonds, Series 2014
5.000% due 05/15/2045	$3,445	$3,450

		7,026

VIRGINIA 0.9%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	2,775	2,783

WASHINGTON 1.9%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	1,500	1,529

Port of Seattle, Washington Revenue Bonds, Series 2017
5.000% due 05/01/2042	4,000	4,027

		5,556

Total Municipal Bonds & Notes (Cost $289,122)		280,051

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

Fidelity Investments Money Market Government Portfolio, Class I
2.660% (d)	775,918	776

Total Short-Term Instruments (Cost $776)		776

Total Investments in Securities (Cost $289,898)		280,827

INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	1,429,077	13,875

Total Short-Term Instruments (Cost $13,877)		13,875

Total Investments in Affiliates (Cost $13,877)		13,875

Total Investments 100.0% (Cost $303,775)		$294,702

Other Assets and Liabilities, net 0.0%		(42)

Net Assets 100.0%		$294,660

48	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2022

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,616	$0	$6,616
Arizona	0	2,200	0	2,200
Arkansas	0	4,121	0	4,121
California	0	15,496	0	15,496
Colorado	0	10,581	0	10,581
Connecticut	0	22,509	0	22,509
District of Columbia	0	3,490	0	3,490
Florida	0	7,823	0	7,823
Georgia	0	2,935	0	2,935
Hawaii	0	4,512	0	4,512
Illinois	0	48,729	0	48,729
Louisiana	0	2,013	0	2,013
Maine	0	5,283	0	5,283
Maryland	0	655	0	655
Massachusetts	0	3,910	0	3,910
Michigan	0	12,457	0	12,457
Missouri	0	8,384	0	8,384
New Jersey	0	991	0	991
New York	0	33,845	0	33,845
North Carolina	0	4,442	0	4,442
Ohio	0	10,937	0	10,937
Oklahoma	0	2,633	0	2,633
Oregon	0	3,103	0	3,103
Pennsylvania	0	32,669	0	32,669
Texas	0	14,352	0	14,352
Utah	0	7,026	0	7,026
Virginia	0	2,783	0	2,783
Washington	0	5,556	0	5,556
Short-Term Instruments
Mutual Funds	776	0	0	776

	$776	$280,051	$0	$280,827
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,875	$0	$0	$13,875

Total Investments	$14,651	$280,051	$0	$294,702

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Prior to April 29, 2022, Gurtin Fixed Income Management, LLC doing business as Gurtin Municipal Bond Management (“Gurtin”) served as the sub-adviser for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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(b) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Intermediate Value Fund	Daily	Monthly

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Intermediate Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Notes to Financial Statements (Cont.)

distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and,

52	MUNICIPAL VALUE FUNDS

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September 30, 2022

therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Notes to Financial Statements (Cont.)

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

54	MUNICIPAL VALUE FUNDS

(Unaudited)

September 30, 2022

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each

56	MUNICIPAL VALUE FUNDS

(Unaudited)

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fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Intermediate Value Fund	$0	$11,308	$(8,594)	$(1)	$0	$2,713	$8	$0

PIMCO California Municipal Opportunistic Value Fund	0	77,569	(63,400)	(2)	(1)	14,166	69	0

PIMCO National Municipal Intermediate Value Fund	0	80,077	(72,700)	7	3	7,387	77	0

PIMCO National Municipal Opportunistic Value Fund	0	56,679	(42,800)	(2)	(2)	13,875	79	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Funds’ investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the funds’ investment restrictions). If a borrowing funds’ total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

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6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Small Fund	X	—	—	—

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Issuer	X	X	X	X

Liquidity	X	X	X	X

Income	X	X	X	X

Extension	X	X	X	X

Prepayment	X	X	X	X

When-issued Securities	X	X	X	X

Issuer Non-Diversification	X	X	X	X

Management	X	X	X	X

Municipal Instruments	X	X	X	X

California and Single State Municipal Securities	X	X	—	—

Single State Municipal Securities	—	—	X	X

Municipal Project-Specific	X	X	X	X

Floating Rate Securities	X	X	X	X

Tax-Exempt Status	X	X	X	X

Taxation	X	X	X	X

U.S. Treasury and Agency Securities	X	X	X	X

General Obligation Bond	X	X	X	X

Lease Revenue Bond	X	X	X	X

Revenue Bond	X	X	X	X

Zero Coupon Bond	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Income Risk  is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk  is the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

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Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk  is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

California and Single State Municipal Securities Risk  is the risk that because a Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk  is the risk that because a Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk  is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk  is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

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Notes to Financial Statements (Cont.)

Taxation Risk  is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

U.S. Treasury and Agency Securities Risk  is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk  is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

Lease Revenue Bond Risk  is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk  is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk  is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since a Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also

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impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	63

Notes to Financial Statements (Cont.)

value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO California Municipal Intermediate Value Fund	0.30%	(1)	0.20%
PIMCO California Municipal Opportunistic Value Fund	0.40%	(2)	0.23%
PIMCO National Municipal Intermediate Value Fund	0.30%	(1)	0.20%
PIMCO National Municipal Opportunistic Value Fund	0.40%	(2)	0.23%

(1)	PIMCO has contractually agreed through July 31, 2023 to reduce its advisory fee by 0.11% of the average daily net assets of the Fund.
(2)	PIMCO has contractually agreed through July 31, 2023 to reduce its advisory fee by 0.03% of the average daily net assets of the Fund.

(c) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit ; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”). The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

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The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed through July 31, 2023 to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed through July 31, 2023 to waive its advisory fee by 0.11% of the average daily net assets of the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund and by 0.03% of the average daily net assets of the PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. PIMCO may not recoup these waivers.

Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO California Municipal Intermediate Value Fund	$26

PIMCO California Municipal Opportunistic Value Fund	33

PIMCO National Municipal Intermediate Value Fund	87

PIMCO National Municipal Opportunistic Value Fund	43

†	A zero balance may reflect actual amounts rounding to less than one thousand.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Intermediate Value Fund	$0	$0	$813	$26,167

PIMCO California Municipal Opportunistic Value Fund	0	0	83,868	64,894

PIMCO National Municipal Intermediate Value Fund	0	0	27,046	76,524

PIMCO National Municipal Opportunistic Value Fund	0	0	115,314	16,864

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Intermediate Value Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	327	$3,245	2,018	$21,286

Issued as reinvestment of distributions

Institutional Class	40	396	90	943

Cost of shares redeemed

Institutional Class	(2,895)	(28,660)	(2,193)	(22,974)

Net increase (decrease) resulting from Fund share transactions	(2,528)	$(25,019)	(85)	$(745)

	PIMCO California Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	6,052	$58,987	0	$0

Issued as reinvestment of distributions

Institutional Class	278	2,704	506	5,174

Cost of shares redeemed

Institutional Class	(4,158)	(40,577)	(2,775)	(28,373)

Net increase (decrease) resulting from Fund share transactions	2,172	$21,114	(2,269)	$(23,199)

	PIMCO National Municipal Intermediate Value Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	9,884	$98,519	6,321	$67,338

Issued as reinvestment of distributions

Institutional Class	121	1,210	241	2,557

Cost of shares redeemed

Institutional Class	(15,947)	(158,944)	(2,826)	(29,853)

Net increase (decrease) resulting from Fund share transactions	(5,942)	$(59,215)	3,736	$40,042

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Notes to Financial Statements (Cont.)

	PIMCO National Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	14,502	$142,304	0	$0

Issued as reinvestment of distributions

Institutional Class	388	3,803	493	5,137

Cost of shares redeemed

Institutional Class	(4,301)	(42,301)	(3,378)	(35,254)

Net increase (decrease) resulting from Fund share transactions	10,589	$103,806	(2,885)	$(30,117)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

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The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Intermediate Value Fund	$0	$138

PIMCO California Municipal Opportunistic Value Fund	0	0

PIMCO National Municipal Intermediate Value Fund	968	516

PIMCO National Municipal Opportunistic Value Fund	1	92

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Municipal Intermediate Value Fund	$40,844	$0	$(2,386)	$(2,386)

PIMCO California Municipal Opportunistic Value Fund	230,640	752	(7,236)	(6,484)

PIMCO National Municipal Intermediate Value Fund	153,368	13	(8,262)	(8,249)

PIMCO National Municipal Opportunistic Value Fund	303,778	444	(9,520)	(9,076)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	69

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Index/Spread Abbreviations:
US0003M	ICE 3-Month USD LIBOR

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
TBA	To-Be-Announced

70	MUNICIPAL VALUE FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that

74	MUNICIPAL VALUE FUNDS

(Unaudited)

underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally

76	MUNICIPAL VALUE FUNDS

(Unaudited)

maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4018SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

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Chairman’s Letter (Cont.)

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (each a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the Funds (Cont.)

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable).

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the "Act"), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	(15.72)%	(14.90)%	2.59%	3.10%	6.04%
PIMCO All Asset Fund I-2	(15.72)%	(14.94)%	2.49%	3.00%	5.94%
PIMCO All Asset Fund I-3	(15.73)%	(15.04)%	2.46%	2.95%	5.89%
PIMCO All Asset Fund Administrative Class	(15.85)%	(15.15)%	2.32%	2.85%	5.78%
PIMCO All Asset Fund Class A	(15.88)%	(15.33)%	2.12%	2.62%	5.48%
PIMCO All Asset Fund Class A (adjusted)	(19.04)%	(18.50)%	1.34%	2.23%	5.28%
PIMCO All Asset Fund Class C	(16.14)%	(15.90)%	1.35%	1.85%	4.69%
PIMCO All Asset Fund Class C (adjusted)	(16.97)%	(16.70)%	1.35%	1.85%	4.69%
PIMCO All Asset Fund Class R	(16.02)%	(15.50)%	1.86%	2.36%	5.19%
Bloomberg U.S. TIPS: 1-10 Year Index	(7.22)%	(7.44)%	2.27%	1.17%	3.63%
Consumer Price Index + 500 Basis Points	5.55%	13.22%	8.79%	7.54%	7.51%
Lipper Alternative Global Macro Funds Average	(10.92)%	(12.16)%	0.87%	1.99%	3.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and expenses (Underlying PIMCO Fund expenses), were 0.995% for the Institutional Class shares, 1.095% for I-2 shares, 1.195% for I-3 shares, 1.245% for Administrative Class shares, 1.445% for Class A shares, 2.195% for Class C shares, and 1.695% for Class R shares. Details regarding any changes in the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	I-2 - PALPX	I-3 - PAANX	Administrative Class - PAALX
Class A - PASAX	Class C - PASCX	Class R - PATRX

Top 10 Holdings as of September 30, 2022†§

PIMCO All Asset: Multi-RAE PLUS Fund	22.8%
PIMCO All Asset: Multi-Real Fund	11.3%
PIMCO Total Return Fund	8.2%
PIMCO Low Duration Fund	7.2%
PIMCO Emerging Markets Local Currency and Bond Fund	5.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.0%
PIMCO Emerging Markets Bond Fund	4.2%
PIMCO RAE Fundamental Advantage PLUS Fund	3.6%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.1%

†	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust, or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”) and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in commodities, through exposure to the Bloomberg Commodity Total Return Index and Credit Suisse Commodity Total Return Index gained via the PIMCO All Asset: Multi-Real Fund and the PIMCO CommoditiesPLUS® Strategy Fund, contributed to performance, particularly in the second quarter of 2022, as these Underlying PIMCO Funds and exposures posted positive returns.

»	There were no other material contributors for this Fund.

»	Positions in Real Estate Investment Trusts, through exposure to the Dow Jones U.S. Select REIT Total Return gained via the PIMCO All Asset: Multi-Real Fund, and the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, as this exposure and Underlying PIMCO Funds posted negative returns during the period.
»	Positions in emerging market bonds, obtained primarily through PIMCO Emerging Markets Bond Fund and PIMCO Emerging Markets Local Currency and Bond Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in core and long maturity bonds, primarily through the PIMCO Extended Duration Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Long Duration Total Return Fund, PIMCO Total Return Fund and PIMCO International Bond Fund (U.S. Dollar-Hedged), detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in emerging markets equities, primarily through the PIMCO RAE Emerging Markets Fund, and emerging markets equity exposures gained via the PIMCO All Asset: Multi-RAE PLUS Fund, detracted from performance, as these Underlying PIMCO Funds and exposure posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	(19.48)%	(19.12)%	(0.47)%	0.24%	3.99%
PIMCO All Asset All Authority Fund I-2	(19.51)%	(19.30)%	(0.57)%	0.13%	3.85%
PIMCO All Asset All Authority Fund I-3	(19.56)%	(19.38)%	(0.64)%	0.06%	3.83%
PIMCO All Asset All Authority Fund Class A	(19.76)%	(19.59)%	(0.95)%	(0.22)%	3.45%
PIMCO All Asset All Authority Fund Class A (adjusted)	(24.17)%	(24.02)%	(2.06)%	(0.78)%	3.24%
PIMCO All Asset All Authority Fund Class C	(19.99)%	(20.14)%	(1.65)%	(0.96)%	2.68%
PIMCO All Asset All Authority Fund Class C (adjusted)	(20.78)%	(20.88)%	(1.65)%	(0.96)%	2.68%
Bloomberg U.S. TIPS Index	(10.92)%	(11.57)%	1.95%	0.98%	3.58%
Consumer Price Index + 650 Basis Points	6.26%	14.72%	10.29%	9.04%	9.03%
Lipper Alternative Global Macro Funds Average	(10.92)%	(12.16)%	0.87%	1.99%	3.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 1.60% for Institutional Class shares, 1.70% for I-2 shares, 1.80% for I-3 Shares, 2.05% for Class A shares, and 2.80% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	I-2 - PAUPX	I-3 - PAUNX
Class A - PAUAX	Class C - PAUCX

Top 10 Holdings as of September 30, 2022†§

PIMCO All Authority: Multi-RAE PLUS Fund	17.1%
PIMCO Low Duration Fund	10.7%
PIMCO Total Return Fund	10.2%
PIMCO All Asset: Multi-Real Fund	7.8%
PIMCO Emerging Markets Local Currency and Bond Fund	5.2%
PIMCO RealEstateRealReturn Strategy Fund	5.0%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.4%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.0%

†	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in commodities, through exposure to the Bloomberg Commodity Total Return Index and Credit Suisse Commodity Benchmark Total Return Index gained via the PIMCO All Asset: Multi-Real Fund and the PIMCO CommoditiesPLUS® Strategy Fund, contributed to performance, particularly in the second quarter of 2022, as these Underlying PIMCO Funds and exposures posted positive returns.

»	Position in managed futures strategies through the PIMCO TRENDS Managed Futures Strategy Fund contributed to performance, as the Underlying PIMCO Fund posted positive returns.

»	There were no other material contributors for this Fund.

»	Positions in Real Estate Investment Trusts, through exposure to the Dow Jones U.S. Select REIT Total Return Index gained via the PIMCO All Asset: Multi-
Real Fund and the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, as these Underlying PIMCO Funds and exposure posted negative returns during the period.

»	Positions in core and long maturity bonds, primarily through the PIMCO Extended Duration Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Long Duration Total Return Fund and PIMCO Total Return Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in developed ex-U.S. equities, primarily through the PIMCO RAE International Fund, PIMCO RAE PLUS International Fund, PIMCO StocksPLUS International Fund (USD-hedged), PIMCO StocksPLUS International Fund (unhedged) and developed ex-U.S. equity exposures gained via the PIMCO All Asset: Multi-RAE PLUS Fund, detracted from performance, as these Underlying PIMCO Funds and exposure posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO All Asset Fund
Institutional Class	$1,000.00	$842.80	$0.49	$1,000.00	$1,024.81	$0.54	0.105%
I-2	1,000.00	842.80	0.96	1,000.00	1,024.30	1.05	0.205
I-3	1,000.00	842.70	1.19	1,000.00	1,024.05	1.31	0.255
Administrative Class	1,000.00	841.50	1.66	1,000.00	1,023.54	1.82	0.355
Class A	1,000.00	841.20	2.59	1,000.00	1,022.53	2.84	0.555
Class C	1,000.00	838.60	6.08	1,000.00	1,018.73	6.68	1.305
Class R	1,000.00	839.80	3.75	1,000.00	1,021.26	4.12	0.805

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$805.20	$5.54	$1,000.00	$1,019.21	$6.19	1.21%
I-2	1,000.00	804.90	5.99	1,000.00	1,018.70	6.70	1.31
I-3	1,000.00	804.40	6.22	1,000.00	1,018.45	6.96	1.36
Class A	1,000.00	802.40	7.58	1,000.00	1,016.93	8.48	1.66
Class C	1,000.00	800.10	10.99	1,000.00	1,013.13	12.30	2.41

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 8, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Bloomberg U.S. TIPS: 1-10 Year Index	Bloomberg U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (CPI). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (CPI). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund

Institutional Class

04/01/2022 - 09/30/2022+	$12.34	$0.35	$(2.27)	$(1.92)	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)

03/31/2021	9.94	0.84	2.80	3.64	(0.81)	0.00	0.00	(0.81)

03/31/2020	11.48	0.32	(1.49)	(1.17)	(0.36)	0.00	(0.01)	(0.37)

03/31/2019	12.12	0.59	(0.63)	(0.04)	(0.60)	0.00	0.00	(0.60)

03/31/2018	11.69	0.54	0.47	1.01	(0.58)	0.00	0.00	(0.58)

I-2

04/01/2022 - 09/30/2022+	12.37	0.35	(2.28)	(1.93)	(0.20)	0.00	0.00	(0.20)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)

03/31/2021	9.97	0.84	2.79	3.63	(0.80)	0.00	0.00	(0.80)

03/31/2020	11.50	0.31	(1.48)	(1.17)	(0.35)	0.00	(0.01)	(0.36)

03/31/2019	12.14	0.56	(0.61)	(0.05)	(0.59)	0.00	0.00	(0.59)

03/31/2018	11.72	0.53	0.46	0.99	(0.57)	0.00	0.00	(0.57)

I-3

04/01/2022 - 09/30/2022+	12.38	0.34	(2.27)	(1.93)	(0.19)	0.00	0.00	(0.19)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)

03/31/2021	9.97	1.07	2.55	3.62	(0.79)	0.00	0.00	(0.79)

03/31/2020	11.50	0.22	(1.41)	(1.19)	(0.33)	0.00	(0.01)	(0.34)

04/27/2018 - 03/31/2019	12.14	0.50	(0.55)	(0.05)	(0.59)	0.00	0.00	(0.59)

Administrative Class

04/01/2022 - 09/30/2022+	12.37	0.34	(2.28)	(1.94)	(0.19)	0.00	0.00	(0.19)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)

03/31/2021	9.97	0.81	2.80	3.61	(0.78)	0.00	0.00	(0.78)

03/31/2020	11.50	0.29	(1.48)	(1.19)	(0.33)	0.00	(0.01)	(0.34)

03/31/2019	12.14	0.55	(0.62)	(0.07)	(0.57)	0.00	0.00	(0.57)

03/31/2018	11.72	0.52	0.45	0.97	(0.55)	0.00	0.00	(0.55)

Class A

04/01/2022 - 09/30/2022+	12.34	0.33	(2.27)	(1.94)	(0.18)	0.00	0.00	(0.18)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)

03/31/2021	9.96	0.80	2.78	3.58	(0.76)	0.00	0.00	(0.76)

03/31/2020	11.49	0.27	(1.48)	(1.21)	(0.31)	0.00	(0.01)	(0.32)

03/31/2019	12.13	0.53	(0.62)	(0.09)	(0.55)	0.00	0.00	(0.55)

03/31/2018	11.71	0.47	0.48	0.95	(0.53)	0.00	0.00	(0.53)

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.22	(15.72)%	$11,838,021	0.105	%*	0.225	%*	0.105	%*	0.225	%*	6.13	%*	44%

12.34	6.49	14,678,246	0.115		0.225		0.115		0.225		9.82		92

12.77	37.13	14,734,941	0.135		0.225		0.135		0.225		7.22		143

9.94	(10.61)	13,039,098	0.075		0.225		0.075		0.225		2.79		44

11.48	(0.13)	15,726,640	0.095		0.225		0.095		0.225		5.08		42

12.12	8.77	17,292,168	0.125		0.225		0.125		0.225		4.48		37

10.24	(15.80)	551,326	0.205	*	0.325	*	0.205	*	0.325	*	6.05	*	44

12.37	6.38	675,717	0.215		0.325		0.215		0.325		9.69		92

12.80	36.89	547,542	0.235		0.325		0.235		0.325		7.16		143

9.97	(10.59)	465,828	0.175		0.325		0.175		0.325		2.69		44

11.50	(0.24)	578,778	0.195		0.325		0.195		0.325		4.86		42

12.14	8.56	745,549	0.225		0.325		0.225		0.325		4.39		37

10.26	(15.73)	7,582	0.255	*	0.425	*	0.255	*	0.425	*	5.82	*	44

12.38	6.39	11,414	0.265		0.425		0.265		0.425		11.86		92

12.80	36.86	9,628	0.285		0.425		0.285		0.425		8.82		143

9.97	(10.75)	1,457	0.225		0.425		0.225		0.425		1.93		44

11.50	(0.23)	10,560	0.245	*	0.425	*	0.245	*	0.425	*	4.72	*	42

10.24	(15.85)	60,882	0.355	*	0.475	*	0.355	*	0.475	*	5.85	*	44

12.37	6.22	76,092	0.365		0.475		0.365		0.475		9.40		92

12.80	36.71	101,104	0.385		0.475		0.385		0.475		6.91		143

9.97	(10.72)	89,662	0.325		0.475		0.325		0.475		2.52		44

11.50	(0.39)	120,445	0.345		0.475		0.345		0.475		4.75		42

12.14	8.40	164,254	0.375		0.475		0.375		0.475		4.30		37

10.22	(15.88)	715,746	0.555	*	0.675	*	0.555	*	0.675	*	5.64	*	44

12.34	5.96	902,250	0.565		0.675		0.565		0.675		9.40		92

12.78	36.41	890,767	0.585		0.675		0.585		0.675		6.88		143

9.96	(10.90)	720,356	0.525		0.675		0.525		0.675		2.33		44

11.49	(0.57)	962,181	0.545		0.675		0.545		0.675		4.58		42

12.13	8.21	1,132,320	0.575		0.675		0.575		0.675		3.88		37

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund (Cont.)

Class C

04/01/2022 - 09/30/2022+	$12.29	$0.28	$(2.25)	$(1.97)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)

03/31/2021	9.91	0.52	2.95	3.47	(0.64)	0.00	0.00	(0.64)

03/31/2020	11.44	0.18	(1.48)	(1.30)	(0.22)	0.00	(0.01)	(0.23)

03/31/2019	12.08	0.44	(0.62)	(0.18)	(0.46)	0.00	0.00	(0.46)

03/31/2018	11.66	0.39	0.47	0.86	(0.44)	0.00	0.00	(0.44)

Class R

04/01/2022 - 09/30/2022+	12.24	0.31	(2.25)	(1.94)	(0.17)	0.00	0.00	(0.17)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

03/31/2021	9.89	0.76	2.76	3.52	(0.73)	0.00	0.00	(0.73)

03/31/2020	11.42	0.24	(1.48)	(1.24)	(0.28)	0.00	(0.01)	(0.29)

03/31/2019	12.06	0.50	(0.62)	(0.12)	(0.52)	0.00	0.00	(0.52)

03/31/2018	11.64	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)

PIMCO All Asset All Authority Fund

Institutional Class

04/01/2022 - 09/30/2022+	$7.90	$0.22	$(1.74)	$(1.52)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)

03/31/2021	6.66	0.71	1.75	2.46	(0.63)	0.00	0.00	(0.63)

03/31/2020	8.17	0.16	(1.46)	(1.30)	(0.21)	0.00	0.00	(0.21)

03/31/2019	8.90	0.44	(0.70)	(0.26)	(0.47)	0.00	(0.00)	(0.47)

03/31/2018	8.76	0.44	0.19	0.63	(0.48)	0.00	(0.01)	(0.49)

I-2

04/01/2022 - 09/30/2022+	7.90	0.22	(1.74)	(1.52)	(0.14)	0.00	0.00	(0.14)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

03/31/2021	6.66	0.69	1.77	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.18	0.15	(1.46)	(1.31)	(0.21)	0.00	0.00	(0.21)

03/31/2019	8.91	0.41	(0.68)	(0.27)	(0.46)	0.00	(0.00)	(0.46)

03/31/2018	8.77	0.43	0.19	0.62	(0.47)	0.00	(0.01)	(0.48)

I-3

04/01/2022 - 09/30/2022+	7.90	0.26	(1.79)	(1.53)	(0.13)	0.00	0.00	(0.13)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)

03/31/2021	6.66	0.62	1.84	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.17	0.09	(1.41)	(1.32)	(0.19)	0.00	0.00	(0.19)

04/27/2018 - 03/31/2019	8.90	0.43	(0.70)	(0.27)	(0.46)	0.00	(0.00)	(0.46)

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.18	(16.14	) %	$44,145	1.305	% *	1.425	% *	1.305	% *	1.425	% *	4.90	% *	44%

12.29	5.16		59,622	1.315		1.425		1.315		1.425		8.64		92

12.74	35.41		67,808	1.335		1.425		1.335		1.425		4.56		143

9.91	(11.63)		181,495	1.275		1.425		1.275		1.425		1.55		44

11.44	(1.33)		318,896	1.295		1.425		1.295		1.425		3.81		42

12.08	7.45		444,532	1.325		1.425		1.325		1.425		3.25		37

10.13	(16.02)		35,695	0.805	*	0.925	*	0.805	*	0.925	*	5.39	*	44

12.24	5.77		44,901	0.815		0.925		0.815		0.925		9.13		92

12.68	36.05		46,373	0.835		0.925		0.835		0.925		6.54		143

9.89	(11.18)		41,037	0.775		0.925		0.775		0.925		2.08		44

11.42	(0.82)		53,464	0.795		0.925		0.795		0.925		4.36		42

12.06	8.00		64,912	0.825		0.925		0.825		0.925		3.79		37

$6.24	(19.48)%		$1,819,461	1.21	%(f)*	1.26	%(f)*	0.20	%*	0.25	%*	5.92	%*	73%

7.90	6.09		2,363,703	0.54	(f)	0.58	(f)	0.21		0.25		13.08		108

8.49	37.48		2,289,116	0.73	(f)	0.76	(f)	0.23		0.26		9.12		159

6.66	(16.32)		2,349,263	1.44	(f)	1.53	(f)	0.16		0.25		1.99		45

8.17	(2.78)		4,080,399	1.55	(f)	1.62	(f)	0.18		0.25		5.25		39

8.90	7.28		5,692,188	1.12	(f)	1.16	(f)	0.21		0.25		4.92		35

6.24	(19.51)		197,018	1.31	(f)*	1.36	(f)*	0.30	*	0.35	*	5.91	*	73

7.90	5.86		278,555	0.64	(f)	0.68	(f)	0.31		0.35		13.22		108

8.50	37.51		289,056	0.83	(f)	0.86	(f)	0.33		0.36		8.83		159

6.66	(16.51)		331,178	1.54	(f)	1.63	(f)	0.26		0.35		1.88		45

8.18	(2.88)		605,219	1.65	(f)	1.72	(f)	0.28		0.35		4.92		39

8.91	7.18		935,337	1.22	(f)	1.26	(f)	0.31		0.35		4.80		35

6.24	(19.56)		2,354	1.36	(f)*	1.46	(f)*	0.35	*	0.45	*	7.03	*	73

7.90	5.81		13,919	0.69	(f)	0.78	(f)	0.36		0.45		13.72		108

8.50	37.46		11,581	0.88	(f)	0.96	(f)	0.38		0.46		7.70		159

6.66	(16.52)		1,561	1.59	(f)	1.73	(f)	0.31		0.45		1.07		45

8.17	(2.88)		26,421	1.70	(f)*	1.82	(f)*	0.33	*	0.45	*	5.60	*	39

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)

Class A

04/01/2022 - 09/30/2022+	$7.90	$0.20	$(1.74)	$(1.54)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)

03/31/2021	6.66	0.73	1.70	2.43	(0.60)	0.00	0.00	(0.60)

03/31/2020	8.18	0.13	(1.47)	(1.34)	(0.18)	0.00	0.00	(0.18)

03/31/2019	8.91	0.40	(0.70)	(0.30)	(0.43)	0.00	(0.00)	(0.43)

03/31/2018	8.77	0.38	0.21	0.59	(0.44)	0.00	(0.01)	(0.45)

Class C

04/01/2022 - 09/30/2022+	7.92	0.17	(1.74)	(1.57)	(0.10)	0.00	0.00	(0.10)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

03/31/2021	6.66	0.48	1.89	2.37	(0.52)	0.00	0.00	(0.52)

03/31/2020	8.18	0.06	(1.46)	(1.40)	(0.12)	0.00	0.00	(0.12)

03/31/2019	8.91	0.33	(0.69)	(0.36)	(0.37)	0.00	(0.00)	(0.37)

03/31/2018	8.77	0.33	0.19	0.52	(0.37)	0.00	(0.01)	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Ratio of expenses to average net assets includes line of credit expenses.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.23	(19.76	) %	$314,593	1.66	% (f)*	1.71	% (f)*	0.65	% *	0.70	% *	5.52	% *	73%

7.90	5.65		422,624	0.99	(f)	1.03	(f)	0.66		0.70		12.65		108

8.49	36.95		465,005	1.18	(f)	1.21	(f)	0.68		0.71		9.24		159

6.66	(16.79)		343,870	1.89	(f)	1.98	(f)	0.61		0.70		1.55		45

8.18	(3.22)		524,713	2.00	(f)	2.07	(f)	0.63		0.70		4.72		39

8.91	6.82		740,822	1.57	(f)	1.61	(f)	0.66		0.70		4.21		35

6.25	(19.99)		24,531	2.41	(f)*	2.46	(f)*	1.40	*	1.45	*	4.71	*	73

7.92	4.84		38,642	1.74	(f)	1.78	(f)	1.41		1.45		11.68		108

8.51	35.91		64,967	1.93	(f)	1.96	(f)	1.43		1.46		6.18		159

6.66	(17.41)		184,046	2.64	(f)	2.73	(f)	1.36		1.45		0.74		45

8.18	(3.96)		376,183	2.75	(f)	2.82	(f)	1.38		1.45		3.98		39

8.91	6.04		556,929	2.32	(f)	2.36	(f)	1.41		1.45		3.69		35

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in securities*	$2,315	$1,751
Investments in Affiliates	13,248,489	3,408,118
Cash	1	1
Receivable for investments in Affiliates sold	12,425	733
Receivable for Fund shares sold	16,967	2,336
Interest and/or dividends receivable	111	0
Dividends receivable from Affiliates	16,519	5,008
Reimbursement receivable from PIMCO	1,512	139
Prepaid expenses	0	1,182

Total Assets	13,298,339	3,419,268

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$1,050,000
Payable for investments in Affiliates purchased	30,539	7,976
Payable for Fund shares redeemed	11,184	1,588
Accrued investment advisory fees	2,161	443
Accrued supervisory and administrative fees	819	194
Accrued distribution fees	54	18
Accrued servicing fees	185	81
Other liabilities	0	1,011

Total Liabilities	44,942	1,061,311

Net Assets	$13,253,397	$2,357,957

Net Assets Consist of:

Paid in capital	$17,886,829	$9,548,009
Distributable earnings (accumulated loss)	(4,633,432)	(7,190,052)

Net Assets	$13,253,397	$2,357,957

Cost of investments in securities	$2,315	$1,751
Cost of investments in Affiliates	$15,487,288	$3,865,260

* Includes repurchase agreements of:	$2,315	$1,751

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$11,838,021	$1,819,461
I-2	551,326	197,018
I-3	7,582	2,354
Administrative Class	60,882	N/A
Class A	715,746	314,593
Class C	44,145	24,531
Class R	35,695	N/A

Shares Issued and Outstanding:

Institutional Class	1,158,240	291,771
I-2	53,817	31,572
I-3	739	377
Administrative Class	5,944	N/A
Class A	70,031	50,470
Class C	4,339	3,926
Class R	3,523	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.22	$6.24
I-2	10.24	6.24
I-3	10.26	6.24
Administrative Class	10.24	N/A
Class A	10.22	6.23
Class C	10.18	6.25
Class R	10.13	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Statements of Operations

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Interest	$18	$2
Dividends from Investments in Affiliates	474,466	99,678
Total Income	474,484	99,680

Expenses:

Investment advisory fees	13,333	2,792
Supervisory and administrative fees	5,062	1,241
Distribution and/or servicing fees - Administrative Class	88	N/A
Distribution and/or servicing fees - Class A	1,037	476
Distribution and/or servicing fees - Class C	267	158
Distribution and/or servicing fees - Class R	104	N/A
Trustee fees	33	6
Interest expense	0	14,059
Miscellaneous expense	0	16
Total Expenses	19,924	18,748
Waiver and/or Reimbursement by PIMCO	(9,494)	(750)
Net Expenses	10,430	17,998

Net Investment Income (Loss)	464,054	81,682

Net Realized Gain (Loss):

Investments in Affiliates	(758,427)	(342,060)

Net Realized Gain (Loss)	(758,427)	(342,060)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	(2,232,081)	(322,728)

Net Change in Unrealized Appreciation (Depreciation)	(2,232,081)	(322,728)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,526,454)	$(583,106)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$464,054	$1,677,686	$81,682	$422,052
Net realized gain (loss)	(758,427)	1,313,675	(342,060)	50,435
Net change in unrealized appreciation (depreciation)	(2,232,081)	(1,944,144)	(322,728)	(287,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,526,454)	1,047,217	(583,106)	184,558

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(234,072)	(1,493,456)	(40,072)	(314,268)
I-2	(10,730)	(61,502)	(4,690)	(39,121)
I-3	(158)	(1,392)	(195)	(2,895)
Administrative Class	(1,128)	(7,859)	N/A	N/A
Class A	(12,668)	(86,178)	(6,601)	(58,288)
Class C	(659)	(5,397)	(446)	(5,436)
Class R	(601)	(4,236)	N/A	N/A

Total Distributions(a)	(260,016)	(1,660,020)	(52,004)	(420,008)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(408,375)	662,882	(124,376)	233,168

Total Increase (Decrease) in Net Assets	(3,194,845)	50,079	(759,486)	(2,282)

Net Assets:
Beginning of period	16,448,242	16,398,163	3,117,443	3,119,725
End of period	$13,253,397	$16,448,242	$2,357,957	$3,117,443

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Statement of Cash Flows PIMCO All Asset All Authority Fund

Six Months Ended September 30, 2022 (Unaudited) (Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(583,106)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,821,889)
Proceeds from sales of long-term securities	3,057,966
(Purchases) Proceeds from sales of short-term portfolio investments, net	5,685
(Increase) decrease in receivable for investments sold	3,465
(Increase) decrease in dividends receivable from Affiliates	(313)
(Increase) decrease in Prepaid Expenses	(513)
(Increase) decrease in reimbursement receivable from PIMCO	31
Increase (decrease) in payable for investments purchased	(1,074)
Increase (decrease) in accrued investment advisory fees	(83)
Increase (decrease) in accrued supervisory and administrative fees	(41)
Increase (decrease) in accrued distribution fees	(7)
Increase (decrease) in accrued servicing fees	(17)
Increase (decrease) in other liabilities	953
Net Realized (Gain) Loss
Investments in Affiliates	342,060
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	322,728
Net Cash Provided by (Used for) Operating Activities	325,845

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	212,960
Payments on shares redeemed	(383,944)
Increase (decrease) in overdraft due to custodian	(16)
Net payments on line of credit	(150,000)
Cash distributions paid*	(4,844)
Net Cash Received from (Used for) Financing Activities	(325,844)

Net Increase (Decrease) in Cash and Foreign Currency	1

Cash and Foreign Currency:

Beginning of period	0
End of period	$1
* Reinvestment of distributions	$47,160

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$13,618

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (c) 0.0%
		$2,315

Total Short-Term Instruments (Cost $2,315)		2,315

Total Investments in Securities (Cost $2,315)		2,315

INVESTMENTS IN AFFILIATES 100.0%

MUTUAL FUNDS (a) 99.4%

PIMCO All Asset: Multi-RAE PLUS Fund	374,909,797	3,021,773

PIMCO All Asset: Multi-Real Fund	172,131,322	1,492,379

PIMCO CommodityRealReturn Strategy Fund®	26,303,598	135,727

PIMCO Emerging Markets Bond Fund	72,962,979	558,167

PIMCO Emerging Markets Currency and Short-Term Investments Fund	42,721,380	295,632

PIMCO Emerging Markets Local Currency and Bond Fund	150,449,861	764,285

PIMCO Extended Duration Fund	42,990,632	170,673

PIMCO High Yield Fund	31,502,068	234,690

PIMCO Income Fund	16,782,882	172,360

PIMCO International Bond Fund (U.S. Dollar-Hedged)	43,723,433	413,624

PIMCO Investment Grade Credit Bond Fund	10,839,593	91,811

PIMCO Long Duration Total Return Fund	36,307,722	257,785

PIMCO Long-Term Real Return Fund	21,317,928	93,372

PIMCO Long-Term U.S. Government Fund	45,791,446	173,550

PIMCO Low Duration Credit Fund	5,194,095	44,202

PIMCO Low Duration Fund	104,082,308	949,231

	SHARES	MARKET VALUE (000S)

PIMCO RAE Emerging Markets Fund	36,386,175	$301,641

PIMCO RAE Fundamental Advantage PLUS Fund	55,346,484	472,105

PIMCO RAE International Fund	32,371,413	216,888

PIMCO RAE PLUS EMG Fund	13,684,867	77,867

PIMCO RAE PLUS International Fund	10,303,487	85,210

PIMCO RAE US Fund	15,211,004	173,710

PIMCO RAE US Small Fund	21,440,241	166,805

PIMCO RAE Worldwide Long/Short PLUS Fund	61,899,395	458,674

PIMCO Real Return Fund	11,447,541	113,445

PIMCO RealEstateRealReturn Strategy Fund	65,044,670	377,259

PIMCO StocksPLUS Long Duration Fund	25,654,827	105,698

PIMCO Total Return Fund	128,335,473	1,090,851

PIMCO TRENDS Managed Futures Strategy Fund	48,006,241	658,646

Total Mutual Funds (Cost $15,406,859)		13,168,060

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
2.920% (a)(b)	80,428,713	80,429

Total Short-Term Instruments (Cost $80,429)		80,429

Total Investments in Affiliates (Cost $15,487,288)		13,248,489

Total Investments 100.0% (Cost $15,489,603)		$13,250,804

Other Assets and Liabilities, net 0.0%		2,593

Net Assets 100.0%		$13,253,397

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Schedule of Investments PIMCO All Asset Fund (Cont.)

(Unaudited)

September 30, 2022

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$2,315	U.S. Treasury Bills 0.000% due 03/30/2023	$(2,361)	$2,315	$2,315

Total Repurchase Agreements						$(2,361)	$2,315	$2,315

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,315	$0	$0	$2,315	$(2,361)	$(46)

Total Borrowings and Other Financing Transactions	$2,315	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$2,315	$0	$2,315
	$0	$2,315	$0	$2,315

Investments in Affiliates, at Value
Mutual Funds	13,168,060	0	0	13,168,060
Short-Term Instruments
Mutual Funds	80,429	0	0	80,429
	$13,248,489	$0	$0	$13,248,489
Total Investments	$13,248,489	$2,315	$0	$13,250,804

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset All Authority Fund

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (c) 0.1%
		$1,751

Total Short-Term Instruments (Cost $1,751)		1,751

Total Investments in Securities (Cost $1,751)		1,751

INVESTMENTS IN AFFILIATES 144.5%

MUTUAL FUNDS (a) 143.5%

PIMCO All Asset: Multi-Real Fund	30,678,640	265,984

PIMCO All Authority: Multi-RAE PLUS Fund	66,638,562	583,087

PIMCO CommoditiesPLUS® Strategy Fund	2,569,164	18,138

PIMCO CommodityRealReturn Strategy Fund®	6,059,367	31,266

PIMCO Emerging Markets Bond Fund	13,213,623	101,084

PIMCO Emerging Markets Currency and Short-Term Investments Fund	10,112,458	69,978

PIMCO Emerging Markets Local Currency and Bond Fund	34,600,125	175,769

PIMCO Extended Duration Fund	19,413,387	77,071

PIMCO High Yield Fund	5,914,722	44,065

PIMCO Income Fund	2,933,290	30,125

PIMCO International Bond Fund (U.S. Dollar-Hedged)	15,902,946	150,442

PIMCO Investment Grade Credit Bond Fund	1,804,687	15,286

PIMCO Long Duration Total Return Fund	13,452,344	95,512

PIMCO Long-Term Credit Bond Fund	2,359,033	20,028

PIMCO Long-Term Real Return Fund	13,376,639	58,590

PIMCO Long-Term U.S. Government Fund	20,635,947	78,210

PIMCO Low Duration Credit Fund	2,546,118	21,667

PIMCO Low Duration Fund	40,077,671	365,508

	SHARES	MARKET VALUE (000S)

PIMCO RAE Emerging Markets Fund	6,353,417	$52,670

PIMCO RAE Fundamental Advantage PLUS Fund	12,594,738	107,433

PIMCO RAE International Fund	13,709,121	91,851

PIMCO RAE PLUS EMG Fund	2,225,849	12,665

PIMCO RAE PLUS International Fund	2,753,679	22,773

PIMCO RAE US Small Fund	6,751,296	52,525

PIMCO RAE Worldwide Long/Short PLUS Fund	13,784,445	102,143

PIMCO Real Return Fund	6,394,034	63,365

PIMCO RealEstateRealReturn Strategy Fund	29,287,720	169,869

PIMCO Total Return Fund	40,756,035	346,426

PIMCO TRENDS Managed Futures Strategy Fund	11,710,320	160,666

Total Mutual Funds (Cost $3,841,338)		3,384,196

SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
2.920% (a)(b)	23,922,006	23,922

Total Short-Term Instruments (Cost $23,922)		23,922

Total Investments in Affiliates (Cost $3,865,260)		3,408,118

Total Investments 144.6% (Cost $3,867,011)		$3,409,869

Other Assets and Liabilities, net (44.6)%		(1,051,912)

Net Assets 100.0%		$2,357,957

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

(Unaudited)

September 30, 2022

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$1,751	U.S. Treasury Bills 0.000% due 03/30/2023	$(1,786)	$1,751	$1,751

Total Repurchase Agreements						$(1,786)	$1,751	$1,751

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,751	$0	$0	$1,751	$(1,786)	$(35)

Total Borrowings and Other Financing Transactions	$1,751	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,751	$0	$1,751
	$0	$1,751	$0	$1,751

Investments in Affiliates, at Value
Mutual Funds	3,384,196	0	0	3,384,196
Short-Term Instruments
Mutual Funds	23,922	0	0	23,922
	$3,408,118	$0	$0	$3,408,118
Total Investments	$3,408,118	$1,751	$0	$3,409,869

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2022

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds. Each Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Notes to Financial Statements (Cont.)

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP

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and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also

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Notes to Financial Statements (Cont.)

defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

The assets of the Funds consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Fund’s shares. For purposes of calculating NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a

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foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S.GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest under normal circumstances substantially all or a significant portion of their assets in the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO

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Notes to Financial Statements (Cont.)

Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,534,460	$1,054,776	$(713,646)	$(156,911)	$(696,906)	$3,021,773	$0	$0

PIMCO All Asset: Multi-Real Fund	2,601,869	543,851	(795,518)	(65,285)	(792,538)	1,492,379	277,778	0

PIMCO CommoditiesPLUS® Strategy Fund	205,931	2,957	(215,414)	55,586	(49,060)	0	2,956	0

PIMCO CommodityRealReturn Strategy Fund®	208,456	75,541	(99,631)	2,251	(50,890)	135,727	23,985	0

PIMCO Dynamic Bond Fund	277,601	1,731	(271,627)	(21,085)	13,380	0	1,843	0

PIMCO Emerging Markets Bond Fund	780,909	213,432	(313,930)	(77,858)	(44,386)	558,167	15,416	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	346,223	92,568	(108,717)	(7,286)	(27,156)	295,632	3,168	0

PIMCO Emerging Markets Local Currency and Bond Fund	1,373,095	291,730	(760,398)	(133,839)	(6,303)	764,285	22,781	0

PIMCO Extended Duration Fund	201,210	74,181	(43,715)	(14,806)	(46,197)	170,673	2,986	0

PIMCO Government Money Market Fund	98,997	912,068	(930,636)	0	0	80,429	476	0

PIMCO High Yield Fund	349,420	103,932	(178,335)	(10,584)	(29,743)	234,690	8,772	0

PIMCO Income Fund	199,366	44,124	(52,935)	481	(18,676)	172,360	4,674	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	411,238	324,799	(279,992)	(27,616)	(14,805)	413,624	5,887	0

PIMCO Investment Grade Credit Bond Fund	108,550	1,963	(4,596)	(731)	(13,375)	91,811	1,945	0

PIMCO Long Duration Total Return Fund	275,252	143,295	(102,777)	(26,104)	(31,881)	257,785	4,847	0

PIMCO Long-Term Real Return Fund	157,810	105,482	(137,467)	(47,784)	15,331	93,372	2,967	0

PIMCO Long-Term U.S. Government Fund	158,749	88,541	(37,450)	(7,046)	(29,244)	173,550	1,959	0

PIMCO Low Duration Credit Fund	162,313	26,612	(137,068)	(4,185)	(3,470)	44,202	3,096	0

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Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$865,614	$721,241	$(595,966)	$(29,078)	$(12,580)	$949,231	$9,989	$0

PIMCO RAE Emerging Markets Fund	498,355	58,449	(174,539)	(35,799)	(44,825)	301,641	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	544,740	151,190	(231,454)	5,166	2,463	472,105	8,599	0

PIMCO RAE International Fund	142,255	117,783	(4,797)	(510)	(37,843)	216,888	0	0

PIMCO RAE PLUS EMG Fund	0	85,827	0	0	(7,960)	77,867	0	0

PIMCO RAE PLUS Fund	60,015	379,569	(402,692)	(30,257)	(6,635)	0	3,917	0

PIMCO RAE PLUS International Fund	0	92,996	0	0	(7,786)	85,210	0	0

PIMCO RAE PLUS Small Fund	0	14,569	(15,189)	620	0	0	181	0

PIMCO RAE US Fund	88,926	278,425	(159,550)	(14,266)	(19,825)	173,710	0	0

PIMCO RAE US Small Fund	42,555	157,710	(9,566)	(762)	(23,132)	166,805	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	565,558	131,726	(195,312)	(6,231)	(37,067)	458,674	19,719	0

PIMCO Real Return Fund	134,893	118,838	(132,280)	4,795	(12,801)	113,445	369	0

PIMCO RealEstateRealReturn Strategy Fund	480,562	111,630	(50,644)	(14,297)	(149,992)	377,259	15,441	0

PIMCO StocksPLUS Long Duration Fund	268,757	30,138	(110,098)	(53,330)	(29,769)	105,698	1,325	0

PIMCO Total Return Fund	852,669	670,627	(316,917)	(42,197)	(73,331)	1,090,851	12,241	0

PIMCO TRENDS Managed Futures Strategy Fund	456,805	232,054	(85,655)	521	54,921	658,646	17,149	0

Totals	$16,453,153	$7,454,355	$(7,668,511)	$(758,427)	$(2,232,081)	$13,248,489	$474,466	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$342,285	$25,266	$(329,848)	$(41,302)	$3,599	$0	$0	$0

PIMCO All Asset: Multi-Real Fund	388,359	190,650	(196,154)	(16,137)	(100,734)	265,984	36,508	0

PIMCO All Asset: Multi-Short PLUS Fund	160,455	71,916	(234,876)	(9,446)	11,951	0	2,000	0

PIMCO All Authority: Multi-RAE PLUS Fund	0	640,404	0	0	(57,317)	583,087	0	0

PIMCO CommoditiesPLUS® Strategy Fund	104,966	23,945	(109,317)	23,733	(25,189)	18,138	2,532	0

PIMCO CommodityRealReturn Strategy Fund®	150,156	28,028	(140,302)	21,906	(28,522)	31,266	4,650	0

PIMCO Dynamic Bond Fund	50,436	1,022	(50,062)	(3,709)	2,313	0	347	0

PIMCO Emerging Markets Bond Fund	218,411	75,407	(162,330)	(39,655)	9,251	101,084	3,951	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	84,614	38,761	(44,740)	(2,511)	(6,146)	69,978	784	0

PIMCO Emerging Markets Local Currency and Bond Fund	311,246	109,428	(210,470)	(32,773)	(1,662)	175,769	5,389	0

PIMCO Extended Duration Fund	106,260	19,806	(17,291)	(7,712)	(23,992)	77,071	1,451	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Government Money Market Fund	$31,231	$538,212	$(545,521)	$0		$0	$23,922	$320	$0

PIMCO High Yield Fund	78,373	41,079	(65,786)	(5,866)		(3,735)	44,065	2,147	0

PIMCO High Yield Spectrum Fund	23,246	8,084	(29,376)	(3,242)		1,288	0	537	0

PIMCO Income Fund	35,166	9,832	(11,649)	(145)		(3,079)	30,125	815	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	146,653	110,215	(91,022)	(9,335)		(6,069)	150,442	2,046	0

PIMCO Investment Grade Credit Bond Fund	18,326	3,274	(3,861)	(211)		(2,242)	15,286	348	0

PIMCO Long Duration Total Return Fund	118,621	24,402	(21,409)	(7,508)		(18,594)	95,512	2,032	0

PIMCO Long-Term Credit Bond Fund	25,596	3,946	(4,042)	(1,336)		(4,136)	20,028	557	0

PIMCO Long-Term Real Return Fund	26,054	65,335	(25,108)	(4,370)		(3,321)	58,590	60	0

PIMCO Long-Term U.S. Government Fund	79,720	33,113	(16,367)	(5,908)		(12,348)	78,210	929	0

PIMCO Low Duration Credit Fund	49,405	11,487	(36,632)	(2,032)		(561)	21,667	941	0

PIMCO Low Duration Fund	255,893	329,535	(205,616)	(10,327)		(3,977)	365,508	3,194	0

PIMCO RAE Emerging Markets Fund	157,643	69,433	(151,250)	(18,774)		(4,382)	52,670	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	98,132	34,576	(26,728)	1,175		278	107,433	1,631	0

PIMCO RAE International Fund	93,577	36,755	(15,581)	(3,482)		(19,418)	91,851	0	0

PIMCO RAE PLUS EMG Fund	64,930	75,334	(116,731)	(19,035)		8,167	12,665	0	0

PIMCO RAE PLUS Fund	0	15,382	(14,531)	(851)		0	0	0	0

PIMCO RAE PLUS International Fund	95,890	59,994	(108,178)	(52,357)		27,424	22,773	1,250	0

PIMCO RAE PLUS Small Fund	41,297	31,069	(63,310)	(22,673)		13,617	0	1,500	0

PIMCO RAE US Small Fund	40,025	34,681	(11,378)	(1,618)		(9,185)	52,525	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	101,212	36,409	(26,516)	(2,943)		(6,019)	102,143	3,801	0

PIMCO Real Return Fund	19,935	66,509	(19,546)	42		(3,575)	63,365	70	0

PIMCO RealEstateRealReturn Strategy Fund	226,961	126,410	(101,195)	(30,248)		(52,059)	169,869	6,832	0

PIMCO Short-Term Floating NAV Portfolio III	127	0	(127)	(2)		2	0	0	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	67,252	26,239	(84,912)	(9,718)		1,139	0	2,840	0

PIMCO StocksPLUS® International Fund (Unhedged)	50,140	34,287	(71,187)	(15,495)		2,255	0	1,040	0

PIMCO StocksPLUS® Small Fund	0	31,190	(32,389)	1,199		0	0	0	0

PIMCO Total Return Fund	265,252	271,236	(152,689)	(21,394)		(15,979)	346,426	3,707	0

PIMCO TRENDS Managed Futures Strategy Fund	188,574	36,437	(84,503)	11,929		8,229	160,666	5,469	0

Totals	$4,316,419	$3,389,088	$(3,632,530)	$(342,131	)(2)	$(322,728)	$3,408,118	$99,678	$0

42	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2022

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(2)	Total does not include final distribution payments related to a previously held affiliated fund, in the amount of approximately $71,000.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA Fund”) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

As of September 30, 2022, the credit agreement is comprised of both revolving and term-loan tranches. The AAAA Fund pays financing charges based on a SOFR-based variable rate plus a credit spread. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount under the revolving and term-loan tranches are:

Tranches	Commitment Amount (in thousands)	Termination date

1 Year, Monthly Revolver	$1,050,000	09/22/2023

Borrowings outstanding, if any, as of September 30, 2022 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. Legal costs related to the annual renewal of the line of credit are disclosed on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2022 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of 09/30/2022

$1,194,262	2.17%	$13,364	$695	$1,050,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Notes to Financial Statements (Cont.)

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s (or Underlying PIMCO Funds) custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Allocation	X	X

Fund of Funds	X	X

Market Trading	X	X

Municipal Project-Specific	X	X

Municipal Bond	X	X

Interest Rate	X	X

44	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2022

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Call	X	X

Credit	X	X

High Yield	X	X

Distressed Company	X	X

Market	X	X

Issuer	X	X

Liquidity	X	X

Derivatives	X	X

Futures Contract	X	X

Model	X	X

Commodity	X	X

Equity	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X

Foreign (Non-U.S.) Investment	X	X

Real Estate	X	X

Emerging Markets	X	X

Sovereign Debt	X	X

Currency	X	X

Leveraging	X	X

Smaller Company	X	X

Issuer Non-Diversification	X	X

Management	X	X

Short Exposure	X	X

Tax	X	X

Subsidiary	X	X

Value Investing	X	X

Convertible Securities	X	X

Exchange-Traded Fund	X	X

Tracking Error	X	X

Indexing	X	X

LIBOR Transition	X	X

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Notes to Financial Statements (Cont.)

Fund of Funds Risk   is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk   is the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk   is the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value.

Municipal Project-Specific Risk   is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk   is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

46	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2022

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Notes to Financial Statements (Cont.)

risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that the Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for the Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain , may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions or other measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

48	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2022

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Notes to Financial Statements (Cont.)

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk  is the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk  is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

50	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2022

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Notes to Financial Statements (Cont.)

providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from

52	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

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counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Notes to Financial Statements (Cont.)

such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(3)	0.05%		0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(3)	0.05%	*	0.25%	0.25%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2023, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2023, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. PIMCO and the Fund previously determined that the amounts due to be waived under this agreement were inadvertently miscalculated during a prior period, resulting in the PIMCO All Asset All Authority Fund bearing Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees in excess of 0.69% of total assets invested in Underlying PIMCO Funds for that period.

(3)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A

All Funds	—	0.25%

Class C

All Funds	0.75%	0.25%

Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Notes to Financial Statements (Cont.)

PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

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Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$2

PIMCO All Asset All Authority Fund	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2023, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2023, for the AAAA Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO at September 30, 2022 were (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$18,142	$17,298	$18,416	$53,856

PIMCO All Asset All Authority Fund	2,169	1,118	1,326	4,613

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$9,492

PIMCO All Asset All Authority Fund	748

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	57

Notes to Financial Statements (Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$6,542,288	$6,737,875

PIMCO All Asset All Authority Fund	0	0	2,821,889	3,057,896

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022		Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	65,705	$748,583	201,958	$2,622,051	22,980	$157,975	29,967	$258,064

I-2	8,637	100,331	18,198	236,122	4,881	35,350	10,963	94,778

I-3	94	1,062	1,427	19,345	157	1,172	2,007	17,395

Administrative Class	331	3,817	940	12,221	N/A	N/A	N/A	N/A

Class A	4,005	45,714	9,951	128,654	2,391	17,283	6,442	55,664

Class C	460	5,341	1,445	18,674	170	1,244	666	5,698

Class R	206	2,361	433	5,562	N/A	N/A	N/A	N/A

Issued as reinvestment of distributions

Institutional Class	19,392	221,264	110,132	1,420,790	5,166	37,252	34,831	292,815

I-2	717	8,201	3,679	47,512	481	3,478	3,522	29,738

I-3	14	158	107	1,392	27	195	345	2,895

Administrative Class	99	1,128	606	7,847	N/A	N/A	N/A	N/A

Class A	1,021	11,666	6,156	79,514	804	5,818	6,156	51,889

Class C	53	609	394	5,081	57	417	602	5,107

Class R	53	601	331	4,236	N/A	N/A	N/A	N/A

Cost of shares redeemed

Institutional Class	(116,585)	(1,324,063)	(276,287)	(3,552,334)	(35,739)	(256,595)	(34,994)	(299,650)

I-2	(10,177)	(115,960)	(10,020)	(128,862)	(9,043)	(64,143)	(13,247)	(112,504)

I-3	(291)	(3,279)	(1,364)	(17,977)	(1,568)	(10,894)	(1,953)	(15,907)

Administrative Class	(640)	(7,327)	(3,293)	(43,229)	N/A	N/A	N/A	N/A

Class A	(8,102)	(92,365)	(12,715)	(164,103)	(6,255)	(44,375)	(13,815)	(118,100)

Class C	(1,024)	(11,669)	(2,312)	(29,978)	(1,182)	(8,553)	(4,018)	(34,714)

Class R	(405)	(4,548)	(751)	(9,636)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(36,437)	$(408,375)	49,015	$662,882	(16,673)	$(124,376)	27,474	$233,168

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2022. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset All Authority Fund	1	0	16%	0%

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Notes to Financial Statements (Cont.)

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Funds in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Funds.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds

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that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	61

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

As of their last fiscal year ended March 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$460,378	$1,114,361

PIMCO All Asset All Authority Fund	1,371,225	4,932,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset Fund	$16,064,368	$137,466	$(2,951,030)	$(2,813,564)

PIMCO All Asset All Authority Fund	4,084,038	28,232	(702,401)	(674,169)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	63

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

66	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the

68	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office

70	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

72	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1302	$0.0000	$0.0000	$0.1302

September 2022	$0.0701	$0.0000	$0.0000	$0.0701

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1281	$0.0000	$0.0000	$0.1281

September 2022	$0.0674	$0.0000	$0.0000	$0.0674

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1269	$0.0000	$0.0000	$0.1269

September 2022	$0.0654	$0.0000	$0.0000	$0.0654
Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1249	$0.0000	$0.0000	$0.1249

September 2022	$0.0632	$0.0000	$0.0000	$0.0632

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1207	$0.0000	$0.0000	$0.1207

September 2022	$0.0577	$0.0000	$0.0000	$0.0577

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1050	$0.0000	$0.0000	$0.1050

September 2022	$0.0367	$0.0000	$0.0000	$0.0367

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1158	$0.0000	$0.0000	$0.1158

September 2022	$0.0507	$0.0000	$0.0000	$0.0507

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	73

Distribution Information (Cont.)

(Unaudited)

PIMCO All Asset All Authority Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1065	$0.0000	$0.0000	$0.1065

September 2022	$0.0332	$0.0000	$0.0000	$0.0332

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1053	$0.0000	$0.0000	$0.1053

September 2022	$0.0313	$0.0000	$0.0000	$0.0313

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1046	$0.0000	$0.0000	$0.1046

September 2022	$0.0282	$0.0000	$0.0000	$0.0282

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.1006	$0.0000	$0.0000	$0.1006

September 2022	$0.0254	$0.0000	$0.0000	$0.0254

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2022	$0.0900	$0.0000	$0.0000	$0.0900

September 2022	$0.0115	$0.0000	$0.0000	$0.0115

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

74	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4010SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO Climate Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO CLIMATE BOND FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO CLIMATE BOND FUND

Important Information About the PIMCO Climate Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO Climate Bond Fund (Cont.)

The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund

6	PIMCO CLIMATE BOND FUND

classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status

PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	12/10/19	12/10/19	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO Climate Bond Fund (Cont.)

behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

8	PIMCO CLIMATE BOND FUND

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO Climate Bond Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	Fund Inception (12/10/19)
PIMCO Climate Bond Fund Institutional Class	(9.61)%	(15.29)%	(3.30)%
PIMCO Climate Bond Fund I-2	(9.66)%	(15.38)%	(3.40)%
PIMCO Climate Bond Fund I-3	(9.68)%	(15.42)%	(3.44)%
PIMCO Climate Bond Fund Class A	(9.80)%	(15.64)%	(3.68)%
PIMCO Climate Bond Fund Class A (adjusted)	(11.83)%	(17.54)%	(4.46)%
PIMCO Climate Bond Fund Class C	(10.14)%	(16.28)%	(4.41)%
PIMCO Climate Bond Fund Class C (adjusted)	(11.04)%	(17.10)%	(4.41)%
Bloomberg MSCI Global Green Bond Index, USD Hedged	(11.56)%	(17.58)%	(5.28)%
Lipper General Bond Funds Average	(9.89)%	(14.91)%	(3.46)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 12/31/2019.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund share.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.91% for Class A shares and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO CLIMATE BOND FUND

Institutional Class - PCEIX	I-2 - PCEPX	I-3 - PCEWX	Class A - PCEBX
Class C - PCECX

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	78.6%
Short-Term Instruments	6.0%
Asset-Backed Securities	5.3%
Non-Agency Mortgage-Backed Securities	4.7%
U.S. Treasury Obligations	3.6%
Municipal Bonds & Notes	1.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Climate Bond Fund seeks optimal risk adjusted returns, consistent with prudent investment management, while giving consideration to long term climate related risks and opportunities, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the fossil fuel-related sectors, including distribution/retail, equipment and services, extraction and production, petrochemicals, pipelines and transportation and refining, and the production or distribution of coal and coal fired generation. The Fund may invest in the securities of issuers determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. Moreover, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may invest in labeled green, sustainable, social and sustainability-linked bonds from issuers in the fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

»	Long exposure to eurozone duration detracted from performance, as E.U. interest rates rose.

»	Long exposure to select investment grade corporate credit detracted from performance, as spreads widened.

»	Long exposure to select high yield debt securities detracted from performance, as spreads widened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO Climate Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$903.90	$2.65	$1,000.00	$1,022.55	$2.82	0.55%
I-2	1,000.00	903.40	3.14	1,000.00	1,022.05	3.33	0.65
I-3	1,000.00	903.20	3.38	1,000.00	1,021.79	3.59	0.70
Class A	1,000.00	902.00	4.58	1,000.00	1,020.53	4.86	0.95
Class C	1,000.00	898.60	8.18	1,000.00	1,016.73	8.69	1.70

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO CLIMATE BOND FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg MSCI Green Bond Index, USD Hedged	The Bloomberg MSCI Green Bond Index, USD Hedged offers investors an objective and robust measure of the global market for fixed income securities issued to fund projects with direct environmental benefits. An independent research driven methodology is used to evaluate index-eligible green bonds to ensure they adhere to established Green Bond Principles and to classify bonds by their environmental use of proceeds.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO Climate Bond Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2022 - 09/30/2022+	$9.56	$0.11	$(1.02)	$(0.91)	$(0.11)	$0.00	$(0.11)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	(0.25)

03/31/2021	9.47	0.14	0.85	0.99	(0.21)	(0.02)	(0.23)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

I-2

04/01/2022 - 09/30/2022+	9.56	0.10	(1.02)	(0.92)	(0.10)	0.00	(0.10)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	(0.24)

03/31/2021	9.47	0.14	0.84	0.98	(0.20)	(0.02)	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

I-3

04/01/2022 - 09/30/2022+	9.56	0.10	(1.02)	(0.92)	(0.10)	0.00	(0.10)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	(0.23)

03/31/2021	9.47	0.13	0.85	0.98	(0.20)	(0.02)	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

Class A

04/01/2022 - 09/30/2022+	9.56	0.09	(1.02)	(0.93)	(0.09)	0.00	(0.09)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	(0.21)

03/31/2021	9.47	0.10	0.85	0.95	(0.17)	(0.02)	(0.19)

12/10/2019 - 03/31/2020	10.00	0.04	(0.53)	(0.49)	(0.04)	0.00	(0.04)

Class C

04/01/2022 - 09/30/2022+	9.56	0.05	(1.02)	(0.97)	(0.05)	0.00	(0.05)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	(0.13)

03/31/2021	9.47	0.03	0.85	0.88	(0.10)	(0.02)	(0.12)

12/10/2019 - 03/31/2020	10.00	0.02	(0.53)	(0.51)	(0.02)	0.00	(0.02)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO CLIMATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.54	(9.61)%	$10,731	0.55	%*	0.55	%*	0.51	%*	0.51	%*	2.30	%*	18%

9.56	(4.27)	16,998	0.51		0.51		0.51		0.51		1.65		26

10.23	10.48	13,684	0.54		0.54		0.51		0.51		1.36		79

9.47	(4.78)	5,131	0.50	*	1.84	*	0.50	*	1.84	*	1.79	*	21

8.54	(9.66)	508	0.65	*	0.65	*	0.61	*	0.61	*	2.20	*	18

9.56	(4.37)	563	0.61		0.61		0.61		0.61		1.52		26

10.23	10.36	1,107	0.64		0.64		0.61		0.61		1.38		79

9.47	(4.82)	10	0.60	*	1.94	*	0.60	*	1.94	*	1.66	*	21

8.54	(9.68)	78	0.70	*	0.75	*	0.66	*	0.71	*	2.15	*	18

9.56	(4.42)	86	0.66		0.71		0.66		0.71		1.54		26

10.23	10.31	47	0.69		0.74		0.66		0.71		1.27		79

9.47	(4.84)	20	0.65	*	2.04	*	0.65	*	2.04	*	1.61	*	21

8.54	(9.80)	754	0.95	*	0.95	*	0.91	*	0.91	*	1.90	*	18

9.56	(4.65)	861	0.91		0.91		0.91		0.91		1.27		26

10.23	10.04	590	0.94		0.94		0.91		0.91		0.96		79

9.47	(4.90)	28	0.90	*	2.24	*	0.90	*	2.24	*	1.40	*	21

8.54	(10.14)	21	1.70	*	1.70	*	1.66	*	1.66	*	1.15	*	18

9.56	(5.38)	22	1.66		1.66		1.66		1.66		0.44		26

10.23	9.22	59	1.69		1.69		1.66		1.66		0.28		79

9.47	(5.12)	50	1.65	*	2.99	*	1.65	*	2.99	*	0.66	*	21

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Statement of Assets and Liabilities PIMCO Climate Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$11,577

Financial Derivative Instruments
Exchange-traded or centrally cleared	18
Over the counter	187
Cash	116
Deposits with counterparty	98
Foreign currency, at value	14
Receivable for Fund shares sold	9
Interest and/or dividends receivable	98

Total Assets	12,117

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$9
Over the counter	4
Payable for Fund shares redeemed	4
Distributions payable	2
Accrued investment advisory fees	3
Accrued supervisory and administrative fees	3

Total Liabilities	25

Net Assets	$12,092

Net Assets Consist of:

Paid in capital	$14,835
Distributable earnings (accumulated loss)	(2,743)

Net Assets	$12,092

Cost of investments in securities	$14,478
Cost of foreign currency held	$14
Cost or premiums of financial derivative instruments, net	$56

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO CLIMATE BOND FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$10,731
I-2	508
I-3	78
Class A	754
Class C	21

Shares Issued and Outstanding:

Institutional Class	1,257
I-2	60
I-3	9
Class A	88
Class C	2

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.54
I-2	8.54
I-3	8.54
Class A	8.54
Class C	8.54

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Statement of Operations PIMCO Climate Bond Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$182
Total Income	182

Expenses:

Investment advisory fees	16
Supervisory and administrative fees	17
Distribution and/or servicing fees - Class A	1
Interest expense	3
Total Expenses	37
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	37

Net Investment Income (Loss)	145

Net Realized Gain (Loss):

Investments in securities	(567)
Exchange-traded or centrally cleared financial derivative instruments	133
Over the counter financial derivative instruments	380
Foreign currency	1

Net Realized Gain (Loss)	(53)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,484)
Exchange-traded or centrally cleared financial derivative instruments	59
Over the counter financial derivative instruments	65
Foreign currency assets and liabilities	(4)

Net Change in Unrealized Appreciation (Depreciation)	(1,364)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,272)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO CLIMATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Climate Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$145	$331
Net realized gain (loss)	(53)	481
Net change in unrealized appreciation (depreciation)	(1,364)	(1,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,272)	(869)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(129)	(447)
I-2	(6)	(33)
I-3	(1)	(2)
Class A	(8)	(15)
Class C	(0)	(0)

Total Distributions(a)	(144)	(497)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(5,022)	4,409

Total Increase (Decrease) in Net Assets	(6,438)	3,043

Net Assets:

Beginning of period	18,530	15,487
End of period	$12,092	$18,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Schedule of Investments PIMCO Climate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.7%

CORPORATE BONDS & NOTES 75.2%

BANKING & FINANCE 38.4%

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		$100	$61

AvalonBay Communities, Inc.
1.900% due 12/01/2028		50	41

AXA SA
5.625% due 01/16/2054 •	GBP	100	91

Banco Bilbao Vizcaya Argentaria SA
1.375% due 05/14/2025	EUR	100	93

Bank of America Corp.
2.456% due 10/22/2025 •		$100	94

BNP Paribas SA
0.500% due 06/04/2026 •	EUR	200	179
4.625% due 02/25/2031 •(d)(e)		$200	128

Boston Properties LP
2.550% due 04/01/2032		200	148

CBRE Services, Inc.
2.500% due 04/01/2031		100	76

Chubb INA Holdings, Inc.
0.875% due 06/15/2027	EUR	100	86

Community Preservation Corp.
2.867% due 02/01/2030		$75	61

CPI Property Group SA
1.625% due 04/23/2027	EUR	100	77

CTP NV
1.250% due 06/21/2029		200	138

Deutsche Bank AG
1.875% due 02/23/2028 •		100	83

EQT AB
0.875% due 05/14/2031		100	67

Equinix, Inc.
2.500% due 05/15/2031		$60	46

ERP Operating LP
1.850% due 08/01/2031		100	77

Farmers Exchange Capital
5.454% due 10/15/2054 •		50	46

Grainger PLC
3.375% due 04/24/2028	GBP	100	88

HAT Holdings LLC
3.750% due 09/15/2030		$300	219

Healthpeak Properties, Inc.
2.125% due 12/01/2028		100	82

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	37

HSBC Holdings PLC
3.033% due 11/22/2023 •		200	199

Hudson Pacific Properties LP
5.950% due 02/15/2028		50	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
4.875% due 05/16/2029 •(d)(e)		$200	$140

Intesa Sanpaolo SpA
0.750% due 03/16/2028	EUR	100	79

Kilroy Realty LP
2.500% due 11/15/2032		$300	216

Kimco Realty Corp.
2.700% due 10/01/2030		100	81

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	498

LeasePlan Corp. NV
3.500% due 04/09/2025		150	145

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	157

Prologis International Funding SA
0.875% due 07/09/2029		125	98
1.750% due 03/15/2028		125	109

Rayonier LP
2.750% due 05/17/2031		$100	78

Regency Centers LP
3.700% due 06/15/2030		60	52

Santander Holdings USA, Inc.
5.807% due 09/09/2026 •		50	49

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		300	224

Standard Chartered PLC
1.214% due 03/23/2025 •		250	234

UDR, Inc.
3.100% due 11/01/2034		50	38

Wells Fargo & Co.
4.540% due 08/15/2026 •		100	97

Weyerhaeuser Co.
7.375% due 03/15/2032		9	10

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	76

			4,646

INDUSTRIALS 18.2%

Aptiv PLC
3.100% due 12/01/2051		$50	28

Autodesk, Inc.
2.400% due 12/15/2031		50	39

Ball Corp.
3.125% due 09/15/2031		100	76

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	68

Central Japan Railway Co.
3.400% due 09/06/2023		$200	197

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	112

20	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Wind LLC
6.000% due 02/28/2033		$56	$56

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026		70	70

Dell International LLC
6.200% due 07/15/2030		50	49

Faurecia SE
2.375% due 06/15/2029	EUR	100	67

Ford Motor Co.
6.100% due 08/19/2032		$38	34

Gap, Inc.
3.625% due 10/01/2029		50	33
3.875% due 10/01/2031		50	32

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		200	152

Marks & Spencer PLC
4.500% due 07/10/2027	GBP	100	87

Moody’s Corp.
2.000% due 08/19/2031		$100	76
3.100% due 11/29/2061		30	18

MSCI, Inc.
3.625% due 09/01/2030		100	82

Oberlin College
2.874% due 10/01/2051		125	81

PepsiCo, Inc.
3.900% due 07/18/2032		40	37

ProGroup AG
3.000% due 03/31/2026	EUR	100	81

Reckitt Benckiser Treasury Services PLC
1.750% due 05/19/2032	GBP	100	80

ReNew Power Pvt Ltd.
5.875% due 03/05/2027		$200	180

Schaeffler AG
3.375% due 10/12/2028	EUR	100	80

SEB SA
1.375% due 06/16/2025		100	91

Union Pacific Corp.
4.950% due 09/09/2052		$80	75

Verallia SA
1.625% due 05/14/2028	EUR	100	78

Volvo Car AB
2.500% due 10/07/2027		100	81

Xylem, Inc.
1.950% due 01/30/2028		$35	30
2.250% due 01/30/2031		35	28

			2,198

UTILITIES 18.6%

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		200	169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clearway Energy Operating LLC
3.750% due 02/15/2031		$130	$103
4.750% due 03/15/2028		30	27

Dominion Energy, Inc.
2.250% due 08/15/2031		100	78

India Green Energy Holdings
5.375% due 04/29/2024		250	235

Mississippi Power Co.
3.100% due 07/30/2051		50	32

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	83
2.200% due 12/02/2026	AUD	200	113

Niagara Mohawk Power Corp.
5.783% due 09/16/2052		$50	47

NiSource, Inc.
5.000% due 06/15/2052		15	13

NSTAR Electric Co.
4.950% due 09/15/2052		20	19

Public Service Co. of Oklahoma
2.200% due 08/15/2031		100	78

Solar Star Funding LLC
5.375% due 06/30/2035		491	489

Southern California Edison Co.
2.500% due 06/01/2031		150	119

Southern Power Co.
0.900% due 01/15/2026		40	35

Southwestern Public Service Co.
3.150% due 05/01/2050		30	21

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		165	150

TerraForm Power Operating LLC
5.000% due 01/31/2028		150	132

Verizon Communications, Inc.
0.375% due 03/22/2029	EUR	100	79
1.500% due 09/18/2030		$280	211

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	19

			2,252

Total Corporate Bonds & Notes (Cost $11,660)			9,096

MUNICIPAL BONDS & NOTES 1.7%

FLORIDA 0.7%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
2.154% due 07/01/2030		110	88

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 1.0%

New York City Water & Sewer System, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042	$110	$118

Total Municipal Bonds & Notes (Cost $280)		206

U.S. TREASURY OBLIGATIONS 3.5%

U.S. Treasury Bonds
2.375% due 02/15/2042	550	422

Total U.S. Treasury Obligations (Cost $528)		422

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Credit Suisse Mortgage Capital Trust
3.431% due 11/10/2032	100	94

GCT Commercial Mortgage Trust
3.618% due 02/15/2038 ~	100	96

JP Morgan Chase Commercial Mortgage Securities Trust
3.618% due 04/15/2038 •	94	92

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039	100	87

One Bryant Park Trust
2.516% due 09/15/2054	100	82

VASA Trust
3.718% due 07/15/2039 •	100	95

Total Non-Agency Mortgage-Backed Securities (Cost $602)		546

ASSET-BACKED SECURITIES 5.1%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	84	69
4.000% due 04/20/2049	48	44
4.950% due 07/20/2049	99	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	$58	$47

Mosaic Solar Loan Trust
2.640% due 01/20/2053	93	81

Sunnova Sol Issuer LLC
2.790% due 02/22/2049	143	126

Sunrun Demeter Issuer
2.270% due 01/30/2057	193	149

Total Asset-Backed Securities (Cost $712)		611

SHORT-TERM INSTRUMENTS 5.7%

U.S. TREASURY BILLS 4.1%
2.883% due 10/27/2022 - 12/15/2022 (a)(b)	500	498

U.S. TREASURY CASH MANAGEMENT BILLS 1.6%
3.407% due 01/10/2023 (b)(c)	200	198

Total Short-Term Instruments (Cost $696)		696

Total Investments in Securities (Cost $14,478)		11,577

Total Investments 95.7% (Cost $14,478)		$11,577

Financial Derivative Instruments (f)(g) 1.6% (Cost or Premiums, net $56)		192

Other Assets and Liabilities, net 2.7%		323

Net Assets 100.0%		$12,092

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

22	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(8) at a weighted average interest rate of 0.273%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2022	1	$136	$2	$1	$0
U.S. Treasury 2-Year Note December Futures	12/2022	2	411	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2022	25	2,688	(83)	0	(7)
U.S. Treasury 30-Year Bond December Futures	12/2022	1	126	(11)	0	(1)

				$(92)	$1	$(8)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	8	$(897)	$49	$3	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	6	(711)	45	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	3	(411)	41	5	0

				$135	$11	$0

Total Futures Contracts				$43	$12	$(8)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	80	$24	$1	$25	$0	$0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(31)	(7)	(38)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		$280	86	22	108	3	0
Pay(1)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	600	(23)	(20)	(43)	3	0

Total Swap Agreements							$56	$(4)	$52	$6	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$12	$6	$18	$0	$(8)	$(1)	$(9)

Cash of $98 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2022		AUD	45	$		32	$3	$0
	11/2022		EUR	303			309	11	0
	11/2022		GBP	12			13	0	(1)
	11/2022	$		83		EUR	83	0	(1)
	11/2022			12		GBP	11	1	0
BPS	11/2022		CAD	8	$		6	0	0
	11/2022		GBP	50			61	5	0
BRC	11/2022			75			91	7	0
CBK	11/2022		CAD	4			3	0	0
	11/2022		EUR	6			6	0	0
	11/2022	$		18		GBP	16	0	0
JPM	11/2022		GBP	218	$		265	21	0
MYI	11/2022		EUR	4			4	0	0
	11/2022	$		71		EUR	70	0	(2)
RBC	11/2022		AUD	84	$		60	6	0
SCX	11/2022			56			39	4	0
	11/2022		GBP	100			121	10	0
SOG	11/2022		EUR	769			792	35	0
UAG	11/2022			1,845			1,898	84	0

Total Forward Foreign Currency Contracts								$187	$(4)

24	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$15	$0	$0	$15	$(2)	$0	$0	$(2)	$13	$0	$13
BPS	5	0	0	5	0	0	0	0	5	0	5
BRC	7	0	0	7	0	0	0	0	7	0	7
JPM	21	0	0	21	0	0	0	0	21	0	21
MYI	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
RBC	6	0	0	6	0	0	0	0	6	0	6
SCX	14	0	0	14	0	0	0	0	14	0	14
SOG	35	0	0	35	0	0	0	0	35	0	35
UAG	84	0	0	84	0	0	0	0	84	0	84

Total Over the Counter	$187	$0	$0	$187	$(4)	$0	$0	$(4)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$18	$18

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$187	$0	$187

	$0	$0	$0	$187	$18	$205

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$9	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4

	$0	$0	$0	$4	$9	$13

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

(Unaudited)

September 30, 2022

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$120	$120
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$133	$133

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$380	$0	$380

	$0	$0	$0	$380	$133	$513

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$45	$45
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$59	$59

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$65	$0	$65

	$0	$0	$0	$65	$59	$124

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,646	$0	$4,646
Industrials	0	2,198	0	2,198
Utilities	0	2,252	0	2,252
Municipal Bonds & Notes
Florida	0	88	0	88
New York	0	118	0	118
U.S. Treasury Obligations	0	422	0	422
Non-Agency Mortgage-Backed Securities	0	546	0	546
Asset-Backed Securities	0	611	0	611
Short-Term Instruments
U.S. Treasury Bills	0	498	0	498
U.S. Treasury Cash Management Bills	0	198	0	198
Total Investments	$0	$11,577	$0	$11,577

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	17	0	18
Over the counter	0	187	0	187
	$1	$204	$0	$205

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(4)	0	(4)
	$0	$(12)	$0	$(12)
Total Financial Derivative Instruments	$1	$192	$0	$193
Totals	$1	$11,769	$0	$11,770

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

26	PIMCO CLIMATE BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2022

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO Climate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Notes to Financial Statements (Cont.)

changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to

28	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Notes to Financial Statements (Cont.)

SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it

30	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales price. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Notes to Financial Statements (Cont.)

of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

32	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

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Notes to Financial Statements (Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of

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interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is

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Notes to Financial Statements (Cont.)

recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other

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relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter

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Notes to Financial Statements (Cont.)

into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Climate-Related Investing Risk  is the risk that, because the Fund’s climate-related investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements (Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions or other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk  is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with

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financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Notes to Financial Statements (Cont.)

material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

44	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Notes to Financial Statements (Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.25%	0.25%	0.35%	0.45%(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset

46	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO at September 30, 2022, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total

$69	$0	$0	$69

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Notes to Financial Statements (Cont.)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $137.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$528	$0	$1,650	$6,821

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2022

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	121	$1,089	972	$9,962

I-2	0	0	84	861

I-3	0	0	4	43

Class A	5	50	43	438

Class C	0	1	0	8

Issued as reinvestment of distributions

Institutional Class	13	119	42	423

I-2	1	6	3	33

I-3	0	1	0	2

Class A	1	8	1	15

Class C	0	0	0	0

Cost of shares redeemed

Institutional Class	(655)	(6,220)	(573)	(5,820)

I-2	0	0	(136)	(1,387)

I-3	0	0	0	0

Class A	(8)	(76)	(12)	(124)

Class C	0	0	(4)	(45)

Net increase (decrease) resulting from Fund share transactions	(522)	$(5,022)	424	$4,409

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 38% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$14,534	$347	$(3,026)	$(2,679)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

50	PIMCO CLIMATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	SOG	Societe Generale Paris
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
BABs	Build America Bonds	OIS	Overnight Index Swap
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and

52	PIMCO CLIMATE BOND FUND

(Unaudited)

services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

54	PIMCO CLIMATE BOND FUND

(Unaudited)

what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Approval of Investment Advisory Contract and Other Agreements (Cont.)

to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other

56	PIMCO CLIMATE BOND FUND

(Unaudited)

contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	57

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for

58	PIMCO CLIMATE BOND FUND

(Unaudited)

fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

60	PIMCO CLIMATE BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4027SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO CommoditiesPLUS® Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO COMMODITIESPLUS® STRATEGY FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITIESPLUS® STRATEGY FUND

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives,

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which in intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C

6	PIMCO COMMODITIESPLUS® STRATEGY FUND

shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status

PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

8	PIMCO COMMODITIESPLUS® STRATEGY FUND

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO CommoditiesPLUS® Strategy Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	(9.84)%	19.64%	11.81%	0.89%	3.20%
PIMCO CommoditiesPLUS® Strategy Fund I-2	(9.79)%	19.47%	11.69%	0.78%	3.09%
PIMCO CommoditiesPLUS® Strategy Fund I-3	(9.84)%	19.46%	11.64%	0.74%	3.04%
PIMCO CommoditiesPLUS® Strategy Fund Class A	(9.95)%	19.11%	11.32%	0.42%	2.71%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	(14.91)%	12.51%	10.06%	(0.15)%	2.24%
PIMCO CommoditiesPLUS® Strategy Fund Class C	(10.31)%	18.23%	10.51%	(0.32)%	1.95%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	(11.04)%	17.34%	10.51%	(0.32)%	1.95%
Credit Suisse Commodity Benchmark Total Return Index	(8.66)%	21.93%	12.41%	0.13%	2.17%
Lipper Commodities General Funds Average	(11.28)%	11.38%	7.01%	(1.66)%	(0.42)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary expenses), were 0.95% for the Institutional Class shares, 1.05% for I-2 shares, 1.15% for I-3 shares, 1.40% for Class A shares and 2.15% for Class C shares. Details regarding any changes in the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO COMMODITIESPLUS® STRATEGY FUND

Institutional Class - PCLIX	I-2 - PCLPX	I-3 - PCLNX
Class A - PCLAX	Class C - PCPCX

Allocation Breakdown as of September 30, 2022†§

Short-Term Instruments‡	68.1%
Asset-Backed Securities	7.7%
U.S. Treasury Obligations	6.7%
Commodities	5.9%
U.S. Government Agencies	4.1%
Non-Agency Mortgage-Backed Securities	3.7%
Corporate Bonds & Notes	3.0%
Sovereign Issues	0.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to precious metals commodities contributed to relative performance, as these commodities underperformed broader commodities.

»	Overweight exposure to energy commodities, notably refined products and natural gas, contributed to relative performance, as these commodities outperformed broader commodities.

»	Exposure to broad commodities detracted from absolute performance, as broad commodities, measured by the Credit Suisse Commodities Benchmark Total Return Index, posted losses.
»	Overweight exposure to U.S. duration detracted from relative performance, as U.S. interest rates moved higher.

»	Overweight exposure to U.S. breakeven inflation (“BEI”), or the yield differential between nominal government bonds and like-maturity inflation-linked bonds, detracted from relative performance, as U.S. BEI moved lower.

»	Overweight exposure to the euro detracted from relative performance, as the U.S. dollar outperformed the euro.

»	Cash management strategies detracted from relative performance.

»	There are no additional material contributors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$901.60	$4.00	$1,000.00	$1,021.14	$4.25	0.83%
I-2	1,000.00	902.10	4.48	1,000.00	1,020.63	4.76	0.93
I-3	1,000.00	901.60	4.72	1,000.00	1,020.38	5.02	0.98
Class A	1,000.00	900.50	6.16	1,000.00	1,018.85	6.55	1.28
Class C	1,000.00	896.90	9.76	1,000.00	1,015.05	10.37	2.03

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO COMMODITIESPLUS® STRATEGY FUND

Benchmark Description

Index*	Benchmark Description

Credit Suisse Commodity Benchmark Total Return Index	The Credit Suisse Commodity Benchmark Total Return Index is an unmanaged index composed of futures contracts on a number of physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2022 - 09/30/2022+	$9.27	$0.07	$(0.79)	$(0.72)	$(1.49)	$0.00	$(1.49)

03/31/2022~	11.26	0.01	4.55	4.56	(6.55)	0.00	(6.55)

03/31/2021~	6.58	0.01	4.71	4.72	(0.04)	0.00	(0.04)

03/31/2020~	10.86	0.16	(4.18)	(4.02)	(0.26)	0.00	(0.26)

03/31/2019~	12.90	0.20	(0.44)	(0.24)	(1.80)	0.00	(1.80)

03/31/2018~	12.50	0.16	1.78	1.94	(1.54)	0.00	(1.54)

I-2

04/01/2022 - 09/30/2022+	9.16	0.06	(0.77)	(0.71)	(1.49)	0.00	(1.49)

03/31/2022~	11.19	(0.00)	4.51	4.51	(6.54)	0.00	(6.54)

03/31/2021~	6.54	(0.01)	4.70	4.69	(0.04)	0.00	(0.04)

03/31/2020~	10.80	0.16	(4.18)	(4.02)	(0.24)	0.00	(0.24)

03/31/2019~	12.84	0.18	(0.44)	(0.26)	(1.78)	0.00	(1.78)

03/31/2018~	12.46	0.14	1.78	1.92	(1.54)	0.00	(1.54)

I-3

04/01/2022 - 09/30/2022+	9.13	0.07	(0.78)	(0.71)	(1.48)	0.00	(1.48)

03/31/2022~	11.17	(0.00)	4.50	4.50	(6.54)	0.00	(6.54)

03/31/2021~	6.54	(0.01)	4.67	4.66	(0.03)	0.00	(0.03)

03/31/2020~	10.78	0.16	(4.16)	(4.00)	(0.24)	0.00	(0.24)

04/27//2018 - 03/31/2019~	13.32	0.16	(0.90)	(0.74)	(1.80)	0.00	(1.80)

Class A

04/01/2022 - 09/30/2022+	8.92	0.05	(0.75)	(0.70)	(1.47)	0.00	(1.47)

03/31/2022~	11.06	(0.03)	4.41	4.38	(6.52)	0.00	(6.52)

03/31/2021~	6.48	(0.04)	4.64	4.60	(0.02)	0.00	(0.02)

03/31/2020~	10.68	0.12	(4.12)	(4.00)	(0.20)	0.00	(0.20)

03/31/2019~	12.72	0.16	(0.46)	(0.30)	(1.74)	0.00	(1.74)

03/31/2018~	12.34	0.10	1.76	1.86	(1.48)	0.00	(1.48)

14	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.06	(9.84)%	$2,114,389	0.83	%*	1.01	%*	0.74	%*	0.92	%*	1.54%*	137%

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09	556

11.26	71.97	1,394,694	0.74		0.97		0.74		0.97		0.08	560

6.58	(37.85)	1,685,272	0.78		1.01		0.74		0.97		1.65	514

10.86	(1.65)	1,894,616	0.81		1.01		0.74		0.94		1.73	322

12.90	17.51	2,899,059	0.77		0.96		0.74		0.93		1.33	105

6.96	(9.89)	1,952,627	0.93	*	1.11	*	0.84	*	1.02	*	1.43 *	137

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)	556

11.19	71.87	1,125,181	0.84		1.07		0.84		1.07		(0.06)	560

6.54	(37.94)	519,367	0.88		1.11		0.84		1.07		1.55	514

10.80	(1.75)	695,533	0.91		1.11		0.84		1.04		1.60	322

12.84	17.30	423,647	0.87		1.06		0.84		1.03		1.21	105

6.94	(9.84)	20,597	0.98	*	1.21	*	0.89	*	1.12	*	1.61 *	137

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)	556

11.17	71.47	22,592	0.89		1.17		0.89		1.17		(0.10)	560

6.54	(37.85)	13,977	0.93		1.21		0.89		1.17		1.51	514

10.78	(5.40)	22,023	0.96	*	1.21	*	0.89	*	1.14	*	1.56 *	322

6.75	(9.95)	107,902	1.28	*	1.46	*	1.19	*	1.37	*	1.07 *	137

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)	556

11.06	71.06	92,269	1.19		1.42		1.19		1.42		(0.40)	560

6.48	(38.03)	54,682	1.23		1.46		1.19		1.42		1.23	514

10.68	(2.14)	103,029	1.26		1.46		1.19		1.39		1.30	322

12.72	17.07	140,771	1.22		1.41		1.19		1.38		0.89	105

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2022 - 09/30/2022+	$7.93	$0.01	$(0.64)	$(0.63)	$(1.45)	$0.00	$(1.45)

03/31/2022~	10.48	(0.08)	4.03	3.95	(6.50)	0.00	(6.50)

03/31/2021~	6.16	(0.09)	4.41	4.32	0.00	0.00	0.00

03/31/2020~	10.18	0.04	(3.92)	(3.88)	(0.14)	0.00	(0.14)

03/31/2019~	12.22	0.06	(0.42)	(0.36)	(1.68)	0.00	(1.68)

03/31/2018~	11.96	0.02	1.68	1.70	(1.44)	0.00	(1.44)

+	Unaudited
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
~	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$5.85	(10.31)%	$15,240	2.03	%*	2.21	%*	1.94	%*	2.12	%*	0.33%*	137%

7.93	59.80	15,780	1.93		2.14		1.93		2.14		(1.09)	556

10.48	70.23	4,976	1.94		2.17		1.94		2.17		(1.14)	560

6.16	(38.61)	4,717	1.98		2.21		1.94		2.17		0.49	514

10.18	(2.88)	11,991	2.01		2.21		1.94		2.14		0.53	322

12.22	16.04	12,340	1.97		2.16		1.94		2.13		0.13	105

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Consolidated Statement of Assets and Liabilities PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,540,266
Investments in Affiliates	284,556

Financial Derivative Instruments
Exchange-traded or centrally cleared	56,968
Over the counter	70,131
Deposits with counterparty	280,851
Foreign currency, at value	20,786
Receivable for investments sold	10,665
Receivable for investments sold on a delayed-delivery basis	482
Receivable for TBA investments sold	108,941
Receivable for Fund shares sold	6,197
Interest and/or dividends receivable	5,379
Dividends receivable from Affiliates	663
Reimbursement receivable from PIMCO	602

Total Assets	6,386,487

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$13,046

Financial Derivative Instruments
Exchange-traded or centrally cleared	33,986
Over the counter	242,640
Payable for investments purchased	1,519,376
Payable for investments in Affiliates purchased	663
Payable for investments purchased on a delayed-delivery basis	266
Payable for TBA investments purchased	336,968
Deposits from counterparty	15,972
Payable for Fund shares redeemed	8,769
Overdraft due to custodian	365
Accrued investment advisory fees	2,305
Accrued supervisory and administrative fees	1,339
Accrued distribution fees	10
Accrued servicing fees	27

Total Liabilities	2,175,732

Net Assets	$4,210,755

Net Assets Consist of:

Paid in capital	$4,221,599
Distributable earnings (accumulated loss)	(10,844)

Net Assets	$4,210,755

Cost of investments in securities	$5,618,937
Cost of investments in Affiliates	$290,533
Cost of foreign currency held	$20,500
Proceeds received on short sales	$13,111
Cost or premiums of financial derivative instruments, net	$(9,577)

* Includes repurchase agreements of:	$2,689,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$2,114,389
I-2	1,952,627
I-3	20,597
Class A	107,902
Class C	15,240

Shares Issued and Outstanding:

Institutional Class	299,466
I-2	280,549
I-3	2,968
Class A	15,993
Class C	2,606

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.06
I-2	6.96
I-3	6.94
Class A	6.75
Class C	5.85

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Consolidated Statement of Operations PIMCO CommoditiesPLUS® Strategy Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$48,098
Dividends from Investments in Affiliates	2,806
Total Income	50,904

Expenses:

Investment advisory fees	13,270
Supervisory and administrative fees	7,791
Distribution and/or servicing fees - Class A	164
Distribution and/or servicing fees - Class C	87
Trustee fees	8
Interest expense	1,999
Total Expenses	23,319
Waiver and/or Reimbursement by PIMCO	(3,861)
Net Expenses	19,458

Net Investment Income (Loss)	31,446

Net Realized Gain (Loss):

Investments in securities	(33,395)
Exchange-traded or centrally cleared financial derivative instruments	15,320
Over the counter financial derivative instruments	261,791
Short sales	532
Foreign currency	(3,576)

Net Realized Gain (Loss)	240,672

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(122,363)
Investments in Affiliates	(2,054)
Exchange-traded or centrally cleared financial derivative instruments	(88,011)
Over the counter financial derivative instruments	(492,675)
Foreign currency assets and liabilities	(369)

Net Change in Unrealized Appreciation (Depreciation)	(705,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(433,354)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$31,446	$706
Net realized gain (loss)	240,672	1,382,527
Net change in unrealized appreciation (depreciation)	(705,472)	150,503

Net Increase (Decrease) in Net Assets Resulting from Operations	(433,354)	1,533,736

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(319,796)	(764,442)
I-2	(375,631)	(785,959)
I-3	(4,900)	(22,208)
Class A	(22,306)	(61,223)
Class C	(3,372)	(4,677)

Total Distributions(a)	(726,005)	(1,638,509)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,244,263	1,590,912

Total Increase (Decrease) in Net Assets	84,904	1,486,139

Net Assets:

Beginning of period	4,125,851	2,639,712
End of period	$4,210,755	$4,125,851

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.6%

CORPORATE BONDS & NOTES 4.2%

BANKING & FINANCE 4.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$201	$157

Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	500	263

Bank of America Corp.
1.453% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	14,265
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		$19,800	19,697

Barclays PLC
5.304% due 08/09/2026 •		8,900	8,557

Brandywine Operating Partnership LP
3.950% due 02/15/2023		5,200	5,175

Credit Suisse AG
4.750% due 08/09/2024		44,500	43,453

GA Global Funding Trust
3.580% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,328

General Motors Financial Co., Inc.
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,300	20,191

Goldman Sachs Group, Inc.
3.000% due 03/15/2024		4,900	4,764
3.708% (US0003M + 0.750%) due 02/23/2023 ~		12,500	12,496

ING Groep NV
4.611% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,789

JPMorgan Chase & Co.
3.793% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,696

NatWest Group PLC
4.519% due 06/25/2024 •		2,047	2,023
5.191% (US0003M + 1.550%) due 06/25/2024 ~		3,203	3,197

UBS Group AG
4.229% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,074

			175,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.0%

Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	$100	$100

TransCanada PipeLines Ltd.
3.750% due 10/16/2023	89	88

		188

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032	379	291

Total Corporate Bonds & Notes (Cost $179,068)		175,604

U.S. GOVERNMENT AGENCIES 5.7%

Fannie Mae
2.125% due 04/24/2026 (h)	5,695	5,300
3.061% due 05/01/2038 •	2,212	2,258
3.514% due 10/25/2036 ~	14	13
3.534% due 08/25/2037 ~	438	435

Freddie Mac
3.198% due 07/15/2036 •	166	165
3.268% due 05/15/2032 •	1,226	1,220
3.268% due 09/15/2042 ~	11	10
3.418% due 12/15/2037 ~	126	126
3.438% due 10/15/2037 •	295	295

Ginnie Mae
0.190% due 10/16/2053 ~(a)	910	1
2.113% due 10/20/2043 •	2,490	2,437
3.858% due 08/20/2068 •	2,787	2,709

U.S. Small Business Administration
4.840% due 05/01/2025	23	23
4.990% due 09/01/2024	17	16
5.160% due 02/01/2028	19	18
5.310% due 05/01/2027	33	33
5.510% due 11/01/2027	16	16
5.820% due 06/01/2026	23	23
5.870% due 07/01/2028	11	11
6.020% due 08/01/2028	7	7
6.770% due 11/01/2028	29	30

Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 03/01/2048	1,400	1,281

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2052 - 11/01/2052	242,700	225,201

Total U.S. Government Agencies (Cost $255,110)		241,628

U.S. TREASURY OBLIGATIONS 9.2%

U.S. Treasury Bonds
3.000% due 05/15/2045 (j)	2,010	1,680

22	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026	$5,095	$4,765
0.250% due 07/15/2029 (h)	1,157	1,044
0.375% due 07/15/2023	344	338
0.375% due 07/15/2025 (h)(j)	22,113	21,137
0.375% due 07/15/2025	3,873	3,702
0.375% due 01/15/2027	184	172
0.500% due 01/15/2028	7,321	6,798
0.625% due 07/15/2032	211,282	191,878
0.750% due 02/15/2042	2,254	1,815
0.875% due 02/15/2047	2,042	1,605
1.000% due 02/15/2049	985	804
1.375% due 02/15/2044 (h)	3,890	3,468
1.375% due 02/15/2044	9,581	8,541
2.125% due 02/15/2040	1,427	1,488
2.125% due 02/15/2041	127	131
2.500% due 01/15/2029 (h)(j)	36,361	37,647
3.375% due 04/15/2032	1,213	1,384
3.875% due 04/15/2029	2,539	2,845

U.S. Treasury Notes
1.625% due 05/15/2026	25,577	23,384
2.000% due 02/15/2025	33,704	31,992
2.750% due 02/15/2024	42,010	41,121

Total U.S. Treasury Obligations (Cost $415,949)		387,739

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	1,000	944

Adjustable Rate Mortgage Trust
3.955% due 07/25/2035 ~	43	42

AREIT Trust
5.260% due 06/17/2039 •	3,700	3,712

Ashford Hospitality Trust
3.718% due 04/15/2035 •	531	516

Atrium Hotel Portfolio Trust
3.748% due 12/15/2036 •	2,025	1,971
3.768% due 06/15/2035 •	1,100	1,066

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	1,500	1,296

Banc of America Funding Trust
2.944% due 05/20/2036 ^~	201	188

Barclays Commercial Mortgage Securities Trust
3.793% due 08/15/2036 ~	1,000	978
3.818% due 07/15/2037 ~	4,300	4,193
3.818% due 10/15/2037 •	14,291	13,775

BDS Ltd.
4.597% due 08/19/2038 •	1,800	1,803

Bear Stearns Adjustable Rate Mortgage Trust
2.702% due 01/25/2035 ~	76	77

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.284% due 07/25/2035 ^~		$517	$392

Bear Stearns Structured Products, Inc. Trust
3.432% due 01/26/2036 ^~		56	43

Beast Mortgage Trust
3.868% due 03/15/2036 ~		600	576

BFLD Trust
3.908% due 10/15/2034 •		1,000	977

Braemar Hotels & Resorts Trust
3.638% due 06/15/2035 ~		8,530	8,173

Chase Mortgage Finance Trust
3.094% due 02/25/2037 ~		74	72
3.146% due 02/25/2037 ~		69	66
5.500% due 12/25/2022 ^		325	142

ChaseFlex Trust
6.300% due 06/25/2036 ^~		49	40

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.364% due 01/25/2035 •		2	2

Citigroup Mortgage Loan Trust
2.480% due 11/25/2035 ~		25	24

Colony Mortgage Capital Ltd.
3.947% due 11/15/2038 •		6,300	6,045

Commercial Mortgage Trust
3.545% due 02/10/2036		1,000	918

Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		5,301	2,187
6.500% due 09/25/2037 ^		1,372	602

Countrywide Home Loan Mortgage Pass-Through Trust
3.229% due 11/20/2034 ~		182	171
3.388% due 08/20/2035 ^~		1,029	971

DBWF Mortgage Trust
4.023% due 12/19/2030 •		500	487

Eurosail PLC
3.176% due 06/13/2045 •	GBP	1,057	1,172

First Horizon Alternative Mortgage Securities Trust
3.922% due 04/25/2035 ~		$181	179

GPMT Ltd.
4.243% due 07/16/2035 •		1,627	1,608

GS Mortgage Securities Corp.
5.366% due 05/03/2032		1,000	975
6.246% due 09/15/2027 •		3,100	3,112

GS Mortgage Securities Corp. Trust
3.738% due 07/15/2025 •		14,179	13,771
3.968% due 08/15/2032 •		6,720	6,592

GSR Mortgage Loan Trust
3.058% due 11/25/2035 ~		47	47
3.231% due 09/25/2035 ~		6	5

HarborView Mortgage Loan Trust
3.198% due 12/19/2036 ~		6,899	5,851

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.253% due 03/19/2037 ~	$595	$537
3.613% due 11/19/2035 ~	444	349
3.673% due 06/20/2035 •	318	291

Hawaii Hotel Trust
3.968% due 05/15/2038 ~	15,550	15,175

HomeBanc Mortgage Trust
3.744% due 10/25/2035 ~	1	1

HPLY Trust
3.818% due 11/15/2036 •	6,661	6,485

IndyMac INDA Mortgage Loan Trust
2.859% due 11/25/2035 ^~	122	94

IndyMac INDX Mortgage Loan Trust
3.504% due 07/25/2036 ~	704	641

InTown Mortgage Trust
5.334% due 08/15/2037 •	3,000	2,975

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 ^þ	1,278	1,191

JP Morgan Chase Commercial Mortgage Securities Corp.
3.918% due 05/15/2034 •	1,700	1,676

JP Morgan Chase Commercial Mortgage Securities Trust
4.068% due 09/15/2029 •	1,334	1,314
4.248% due 07/05/2033	1,750	1,720

JP Morgan Mortgage Trust
2.781% due 04/25/2035 ~	2	2
3.082% due 07/25/2035 ~	21	21

MASTR Adjustable Rate Mortgages Trust
3.819% due 11/21/2034 ~	87	82

MBRT
3.918% due 11/15/2036 •	3,600	3,515

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.558% due 09/15/2030 ~	56	56

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.298% due 06/15/2030 ~	4	4

Merrill Lynch Mortgage Investors Trust
2.784% due 12/25/2034 ~	45	43
2.909% due 05/25/2036 ~	3	2
3.481% due 06/25/2035 ~	134	128

MFA Trust
4.112% due 12/25/2066 ~	4,631	4,336

MRCD Mortgage Trust
2.718% due 12/15/2036	7,500	6,927

New Orleans Hotel Trust
3.807% due 04/15/2032 ~	1,674	1,597

NYO Commercial Mortgage Trust
3.913% due 11/15/2038 •	1,000	940

One Market Plaza Trust
3.614% due 02/10/2032	1,000	967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

One New York Plaza Trust
3.768% due 01/15/2036 •		$14,400	$13,830

PFP Ltd.
5.321% due 08/19/2035 •		2,500	2,511

Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~		1,700	1,684
4.284% due 11/25/2036 ~		998	965
5.531% due 06/25/2037 •		1,597	1,596

Residential Accredit Loans, Inc. Trust
3.444% due 06/25/2046 •		99	24
6.000% due 09/25/2036		143	111
6.000% due 09/25/2036 ^		373	291

Residential Asset Securitization Trust
6.500% due 09/25/2036 ^		7,129	2,867

Structured Adjustable Rate Mortgage Loan Trust
3.514% due 11/25/2034 ~		513	462

Structured Asset Mortgage Investments Trust
3.504% due 05/25/2036 •		50	39
3.673% due 05/19/2035 ~		34	31

Tharaldson Hotel Portfolio Trust
3.693% due 11/11/2034 ~		2,135	2,078

Thornburg Mortgage Securities Trust
6.100% due 03/25/2037 ^•		1,773	1,529

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	10,324	11,533
2.833% due 10/20/2051 •		14,487	16,143

Trinity Square PLC
2.496% due 07/15/2059 •		10,556	11,670

VASA Trust
3.718% due 07/15/2039 •		$3,700	3,529

Verus Securitization Trust
4.474% due 04/25/2067 þ		6,644	6,361

WaMu Mortgage Pass-Through Certificates Trust
2.811% due 01/25/2035 ~		31	29
3.098% due 06/25/2034 ~		24	23
3.824% due 11/25/2034 •		150	137
3.824% due 01/25/2045 ~		215	208
3.884% due 01/25/2045 •		182	171
4.141% due 10/25/2034 ~		23	21

Wells Fargo Mortgage-Backed Securities Trust
2.873% due 04/25/2036 ~		150	142

Total Non-Agency Mortgage-Backed Securities (Cost $229,104)			214,815

ASSET-BACKED SECURITIES 10.7%

ACE Securities Corp. Home Equity Loan Trust
3.954% due 05/25/2035 •		745	737
3.984% due 12/25/2034 •		396	361

ALME Loan Funding DAC
0.750% due 01/15/2032 •	EUR	19,496	18,492

24	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Credit Acceptance Receivables Trust
4.120% due 02/13/2026		$10,803	$10,754

American Money Management Corp. CLO Ltd.
3.463% due 04/14/2029 •		736	731
3.813% due 04/25/2031 ~		800	784

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		400	390

Arivo Acceptance Auto Loan Receivables Trust
3.930% due 05/15/2028		10,635	10,393

Armada Euro CLO DAC
1.081% due 11/15/2031 •	EUR	9,000	8,608

Asset-Backed Securities Corp. Home Equity Loan Trust
3.544% due 11/25/2036 •		$5,182	5,033

Atlas Senior Loan Fund Ltd.
3.602% due 01/15/2031 •		491	482
3.839% due 04/22/2031 ~		1,000	975

Atlas Static Senior Loan Fund Ltd.
5.100% due 07/15/2030 •		1,000	990

Avoca CLO DAC
0.810% due 01/12/2031 ~	EUR	4,000	3,831

Babson CLO Ltd.
3.700% due 01/20/2031 •		$1,100	1,080

Bain Capital Euro DAC
0.827% due 04/20/2032 •	EUR	2,800	2,675

BDS Ltd.
4.818% due 03/19/2039 ~		$2,400	2,341

Bear Stearns Asset-Backed Securities Trust
3.744% due 02/25/2036 •		7,641	7,141
4.084% due 09/25/2046 •		273	247

Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •		1,700	1,671
3.592% due 07/15/2032 ~		500	486
3.810% due 01/20/2031 ~		700	684

BHG Securitization Trust
3.750% due 06/18/2035		14,980	14,756
5.320% due 10/17/2035 «		1,000	997

Black Diamond CLO DAC
0.907% due 01/20/2032 ~	EUR	9,689	9,312

BlueMountain CLO Ltd.
3.592% due 07/15/2031 •		$600	588

BPCRE Holder LLC
5.418% due 01/16/2037 •		500	491

BSPRT Issuer Ltd.
5.141% due 07/15/2039 •		2,000	1,972

Cairn CLO DAC
1.098% due 10/30/2030 •	EUR	2,000	1,920

Carlyle Euro CLO DAC
0.951% due 08/15/2030 •		2,991	2,867

Carlyle Global Market Strategies CLO Ltd.
3.512% due 01/15/2031 •		$3,055	2,983
4.050% due 07/20/2032 •		500	488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Global Market Strategies Euro CLO DAC
0.750% due 07/15/2030 ~	EUR	999	$948

Carlyle U.S. CLO Ltd.
3.692% due 01/15/2030 •		$500	490

CarNow Auto Receivables Trust
3.440% due 07/15/2024		384	381

Carrington Mortgage Loan Trust
3.960% due 07/20/2030 ~		600	592

Carvana Auto Receivables Trust
2.310% due 12/11/2028		15,483	15,139

Cedar Funding CLO Ltd.
3.840% due 07/17/2031 •		900	876

CIFC Funding Ltd.
3.510% due 01/20/2028 ~		616	611
3.740% due 04/18/2031 •		400	392
3.920% due 11/16/2030 •		700	688
3.940% due 10/17/2031 •		800	780

CLNC Ltd.
4.383% due 08/20/2035 •		691	682

Countrywide Asset-Backed Certificates Trust
3.625% due 11/25/2034 •		2,519	2,283
3.864% due 11/25/2034 •		150	142
3.939% due 08/25/2034 ~		24	24
4.119% due 12/25/2035 ~		2,314	2,221

CQS U.S. CLO Ltd.
5.997% due 07/20/2031 ~		4,100	4,084

Credit Acceptance Auto Loan Trust
1.240% due 10/15/2029		7,400	7,189
1.370% due 07/16/2029		12,428	12,265

Dryden CLO Ltd.
3.562% due 07/15/2031 ~		1,300	1,264
3.985% due 05/15/2032 •		500	486

Dryden Euro CLO DAC
1.470% due 10/15/2032		3,000	2,685

First Help Financial LLC
4.430% due 01/18/2028		430	420

Flagship Credit Auto Trust
4.330% due 12/16/2024		8,800	8,746

Fortress Credit Investments Ltd.
4.132% due 02/23/2039 •		4,000	3,845

Foursight Capital Automobile Receivables Trust
3.312% due 08/15/2023		8,643	8,639

FREED ABS Trust
4.500% due 08/20/2029		3,593	3,577

Fremont Home Loan Trust
3.224% due 01/25/2037 •		1,602	899
3.324% due 10/25/2036 ~		5,520	2,477

FS Rialto Issuer LLC
4.184% due 01/19/2039 •		7,400	7,241

Gallatin CLO Ltd.
3.782% due 01/21/2028 ~		574	572

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greywolf CLO Ltd.
3.943% due 01/27/2031 •		$1,400	$1,372

GSAMP Trust
3.284% due 11/25/2036 •		741	370

Halseypoint CLO Ltd.
4.232% due 11/30/2032 ~		1,800	1,757

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		20,900	20,382

HGI CRE CLO Ltd.
3.984% due 04/20/2037 ~		3,100	3,026

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
4.134% due 11/25/2034 •		175	168

Jubilee CLO DAC
1.800% due 12/15/2029 •	EUR	1,281	1,240

KKR CLO Ltd.
3.802% due 04/15/2029 •		$733	725

KREF Ltd.
4.474% due 02/17/2039 ~		1,000	960

LCM LP
3.642% due 10/15/2031 ~		700	680
3.710% due 07/20/2030 •		500	492

LCM Ltd.
3.690% due 03/20/2030 ~		750	738
3.790% due 04/20/2031 •		700	679

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		9,443	9,048
4.000% due 05/15/2028		16,523	15,959

LoanCore Issuer Ltd.
4.118% due 07/15/2036 •		500	486
4.118% due 11/15/2038 •		1,000	966

M360 Ltd.
4.552% due 11/22/2038 ~		1,000	979

Madison Park Funding Ltd.
3.262% due 04/15/2029 •		1,257	1,238
3.589% due 04/22/2027 •		2,397	2,363

Man GLG Euro CLO DAC
0.740% due 10/15/2030 ~	EUR	6,996	6,696

Massachusetts Educational Financing Authority
3.733% due 04/25/2038 •		$412	407

MF1 Ltd.
3.634% due 02/19/2037 •		1,000	971
5.174% due 06/19/2037 •		2,500	2,454

Morgan Stanley ABS Capital, Inc. Trust
4.119% due 07/25/2035 •		5,045	4,930

Navient Private Education Loan Trust
4.268% due 07/16/2040 •		2,978	2,959
4.418% due 10/15/2031 ~		5,200	5,186
4.518% due 11/15/2030 •		2,600	2,606

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		10,254	8,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.170% due 09/16/2069		$483	$432
4.418% due 11/15/2068 ~		1,866	1,840

Navient Student Loan Trust
3.798% due 12/15/2059 •		8,353	8,160

OCP Euro CLO DAC
0.820% due 01/15/2032 •	EUR	5,000	4,801

Octagon Investment Partners Ltd.
3.905% due 02/14/2031 •		$1,300	1,270

OneMain Financial Issuance Trust
3.045% due 06/16/2036 ~		1,200	1,157

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
3.844% due 12/25/2035 ~		3,797	3,623

Option One Mortgage Loan Trust
3.224% due 01/25/2037 •		1,766	1,231
3.224% due 03/25/2037 •		1,489	1,024

OZLM Ltd.
4.032% due 10/30/2030 •		1,187	1,171

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		8,505	8,244
2.030% due 10/15/2029		5,088	4,885
4.970% due 01/15/2030		462	458
6.060% due 03/15/2030		18,200	18,031

Palmer Square European Loan Funding DAC
0.720% due 10/15/2031 •	EUR	2,991	2,843
0.730% due 07/15/2031 •		1,969	1,868

Palmer Square Loan Funding Ltd.
4.334% due 02/20/2028 •		$3,411	3,340

Pawneee Equipment Receivables LLC
3.809% due 08/15/2023		4,568	4,563

Penta CLO DAC
1.095% due 01/25/2033 •		3,500	3,274

Rad CLO Ltd.
3.903% due 07/24/2032 •		1,700	1,652

Regatta Funding Ltd.
3.810% due 07/17/2031 •		2,000	1,950
3.990% due 10/17/2030 ~		1,450	1,428

Saranac CLO Ltd.
4.214% due 11/20/2029 •		402	399

Saxon Asset Securities Trust
3.394% due 09/25/2037 •		581	556

SLM Private Education Loan Trust
7.568% due 10/15/2041 ~		1,867	2,015

SLM Student Loan Trust
4.283% due 04/25/2023 •		1,487	1,476

SMB Private Education Loan Trust
3.548% due 01/15/2053 •		2,599	2,497
3.618% due 02/15/2036 •		4,800	4,738
3.618% due 01/15/2053 •		18,574	17,906
3.934% due 09/15/2054 •		345	335

Sound Point CLO Ltd.
3.890% due 04/18/2031 ~		1,400	1,366

26	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
4.034% due 10/25/2037 •		$838	$633

Structured Asset Securities Corp. Mortgage Loan Trust
4.064% due 04/25/2035 •		52	51

Symphony CLO Ltd.
3.712% due 04/15/2028 •		7,400	7,248

TCW CLO Ltd.
3.753% due 04/25/2031 •		500	489

TIAA CLO Ltd.
3.910% due 07/20/2031 •		650	631

TICP CLO Ltd.
3.550% due 04/20/2028 ~		7,279	7,205

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		3,200	3,117

TSTAT Ltd.
4.854% due 07/20/2031 •		1,000	986

Upstart Pass-Through Trust Series
3.800% due 04/20/2030 «		1,115	1,078

Upstart Securitization Trust
4.370% due 05/20/2032		1,207	1,180

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		879	846

Venture CLO Ltd.
3.392% due 07/15/2027 •		224	224
4.073% due 08/28/2029 ~		634	625

Veros Auto Receivables Trust
2.190% due 06/16/2025		2,792	2,786

Vibrant CLO Ltd.
3.830% due 07/20/2032 •		2,300	2,234

VMC Finance LLC
4.184% due 02/18/2039 •		1,900	1,834

Voya CLO Ltd.
3.492% due 06/07/2030 •		1,300	1,280
3.572% due 04/15/2031 ~		900	884
3.640% due 01/18/2029 ~		1,039	1,028
3.722% due 10/15/2030 •		498	494

Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~		587	582
3.880% due 07/20/2032 ~		1,000	967

Total Asset-Backed Securities (Cost $457,515)			449,497

SOVEREIGN ISSUES 1.1%

New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	2,504	1,414

United Kingdom Gilt
1.250% due 11/22/2027 (e)	GBP	37,145	44,150

Total Sovereign Issues (Cost $59,265)			45,564

		OUNCES	MARKET VALUE (000S)
COMMODITIES 8.2%

Gold Warehouse Receipts		207,029	$343,286

Total Commodities (Cost $340,357)			343,286

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 87.4%

REPURCHASE AGREEMENTS (f) 63.9%

			2,689,841

SHORT-TERM NOTES 5.2%

Federal Home Loan Bank
2.970% due 12/01/2022 - 01/25/2023 •		$191,700	191,720
2.980% due 01/24/2023 •		29,000	29,002

			220,722

ISRAEL TREASURY BILLS 0.1%
0.068% due 11/02/2022 - 01/04/2023 (b)(c)	ILS	12,800	3,579

U.S. TREASURY BILLS 16.9%
2.627% due 10/06/2022 - 12/15/2022 (b)(c)(h)(j)		$715,137	712,749

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
3.642% due 01/17/2023 (c)(d)(h)(j)		55,800	55,242

Total Short-Term Instruments (Cost $3,682,569)			3,682,133

Total Investments in Securities (Cost $5,618,937)			5,540,266

		SHARES
INVESTMENTS IN AFFILIATES 6.8%

SHORT-TERM INSTRUMENTS 6.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%

PIMCO Short Asset Portfolio		27,605,374	270,063

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	1,492,730	$14,493

Total Short-Term Instruments (Cost $290,533)		284,556

Total Investments in Affiliates (Cost $290,533)		284,556

Total Investments 138.4% (Cost $5,909,470)		$5,824,822

MARKET VALUE (000S)
Financial Derivative Instruments (g)(i) (3.6)% (Cost or Premiums, net $(9,577))	$(149,527)

Other Assets and Liabilities, net (34.8)%	(1,464,540)

Net Assets 100.0%	$4,210,755

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.850%	09/30/2022	10/03/2022	$90,400	U.S. Treasury Notes 2.250% due 03/31/2024	$(92,301)	$90,400	$90,422
	2.900	09/30/2022	10/03/2022	1,166,100	U.S. Treasury Notes 1.125% due 02/15/2031	(1,187,257)	1,166,100	1,166,382
BRC	2.930	10/03/2022	10/04/2022	1,157,500	U.S. Treasury Bonds 2.750% - 3.375% due 11/15/2047 - 11/15/2048	(1,182,387)	1,157,500	1,157,500
	2.930	10/03/2022	10/04/2022	73,600	U.S. Treasury Notes 4.125% due 09/30/2027	(72,949)	73,600	73,600

28	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$10,541	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(10,752)	$10,541	$10,541
	2.930	09/30/2022	10/03/2022	118,600	U.S. Treasury Bonds 1.375% - 1.875% due 02/15/2041 - 08/15/2050	(120,972)	118,600	118,629
TDM	2.970	09/30/2022	10/03/2022	73,100	U.S. Treasury Notes 0.250% - 2.125% due 03/31/2024 - 05/15/2024	(74,637)	73,100	73,106

Total Repurchase Agreements						$(2,741,255)	$2,689,841	$2,690,180

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2052	$14,500	$(13,111)	$(13,046)

Total Short Sales (0.3)%				$(13,111)	$(13,046)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$1,256,804	$0	$0	$1,256,804	$(1,279,558)	$(22,754)
BRC	1,231,100	0	0	1,231,100	(1,255,336)	(24,236)
FICC	129,170	0	0	129,170	(131,724)	(2,554)
TDM	73,106	0	0	73,106	(74,637)	(1,531)

Total Borrowings and Other Financing Transactions	$2,690,180	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,342) at a weighted average interest rate of 1.358%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2022 Futures	$1,900.000	11/22/2022	125	$13	$(53)	$(40)
Call - CMX Gold December 2022 Futures	2,000.000	11/22/2022	116	12	(289)	(14)
Call - CMX Gold December 2022 Futures	2,100.000	11/22/2022	107	11	(348)	(6)
Call - CMX Gold December 2022 Futures	2,200.000	11/22/2022	208	21	(509)	(6)
Call - CMX Gold November 2022 Futures	1,800.000	10/26/2022	91	9	(82)	(25)
Put - LME Copper December 2022 Futures	8,050.000	12/07/2022	10	0	(138)	(170)
Put - NYMEX Crude December 2022 Futures	80.000	11/16/2022	93	93	(361)	(644)
Call - NYMEX Crude December 2022 Futures	95.000	11/16/2022	48	48	(137)	(80)
Call - NYMEX Crude December 2022 Futures	96.000	11/16/2022	84	84	(224)	(128)
Call - NYMEX Crude December 2022 Futures	100.000	11/16/2022	166	166	(634)	(184)
Call - NYMEX Crude December 2022 Futures	102.000	11/16/2022	57	57	(186)	(54)
Call - NYMEX Crude December 2022 Futures	105.000	11/16/2022	177	177	(825)	(134)
Put - NYMEX Crude December 2023 Futures	65.000	11/15/2023	45	45	(478)	(517)
Put - NYMEX Crude June 2023 Futures	70.000	05/17/2023	67	67	(644)	(701)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	116	116	(856)	(1,514)
Call - NYMEX Crude November 2022 Futures	99.000	10/17/2022	48	48	(107)	(10)
Call - NYMEX Crude November 2022 Futures	100.000	10/17/2022	88	88	(185)	(16)
Call - NYMEX Crude November 2022 Futures	103.000	10/17/2022	24	24	(52)	(3)
Call - NYMEX Crude November 2022 Futures	105.000	10/17/2022	8	8	(19)	(1)
Put - NYMEX Natural Gas December 2022 Futures	5.500	11/25/2022	16	160	(54)	(48)
Put - NYMEX Natural Gas December 2022 Futures	6.000	11/25/2022	404	4,040	(1,417)	(1,985)
Put - NYMEX Natural Gas December 2022 Futures	6.500	11/25/2022	136	1,360	(893)	(1,003)
Put - NYMEX Natural Gas December 2022 Futures	7.000	11/25/2022	281	2,810	(2,039)	(2,898)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	52	520	(473)	(160)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	52	520	(444)	(252)
Put - NYMEX Natural Gas November 2022 Futures	8.000	10/26/2022	139	1,390	(807)	(2,163)
Call - NYMEX Natural Gas November 2022 Futures	10.000	10/26/2022	48	480	(108)	(50)
Call - NYMEX WTI-Brent Crude Spread October 2022 Futures	5.000	10/28/2022	63	63	(91)	(13)
Put - NYMEX WTI-Brent Crude Spread October 2022 Futures	8.000	10/28/2022	63	63	(57)	(19)

Total Written Options					$(12,510)	$(12,838)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee March Futures	03/2023	72	$5,739	$50	$0	$(116)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	37	119	68	5	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	37	113	61	6	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	37	104	52	4	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	37	123	72	9	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	37	120	68	6	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	37	115	64	6	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	37	118	66	6	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	37	124	73	10	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	37	118	67	6	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	37	107	56	5	0

30	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	37	$110	$59	$7	$0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	37	112	61	7	0
Brent Crude January Futures	11/2022	27	2,255	(120)	0	(53)
Brent Crude June Futures	04/2023	2,394	186,636	(21,049)	0	(4,118)
Brent Crude June Futures	04/2024	433	31,380	(5,662)	0	(636)
Brent Crude March Futures	01/2024	172	12,637	(1,699)	0	(263)
Brent Crude September Futures	07/2023	172	13,103	(1,831)	0	(279)
California Carbon Allowance December Futures	12/2023	971	27,975	59	282	0
California Carbon Allowance Vintage December Futures	12/2022	2,140	57,245	(8,315)	578	0
Cocoa December Futures	12/2022	202	4,755	(73)	54	0
Copper December Futures	12/2022	78	6,654	(181)	0	(11)
Corn March Futures	03/2023	154	5,267	7	62	0
Cotton No. 2 March Futures	03/2023	7	292	(97)	2	0
Euro-BTP December Futures	12/2022	31	3,402	(155)	35	(13)
Euro-Mill Wheat December Futures	12/2022	710	12,412	(66)	157	(53)
European Climate Exchange December Futures	12/2022	11	719	(17)	17	0
European Climate Exchange December Futures	12/2023	6	410	(114)	9	0
Gas Oil January Futures	01/2023	420	37,265	(2,637)	0	(798)
Gas Oil March Futures	03/2023	334	28,615	(2,012)	0	(484)
Gold 100 oz. October Futures	10/2022	44	7,315	(524)	17	0
Hard Red Winter Wheat December Futures	12/2022	39	1,929	123	44	0
Hard Red Winter Wheat July Futures	07/2023	45	2,145	263	19	0
Henry Hub Natural Gas April Futures	03/2024	108	1,168	(43)	5	0
Henry Hub Natural Gas August Futures	07/2024	108	1,204	(6)	3	0
Henry Hub Natural Gas December Futures	11/2024	108	1,389	178	3	0
Henry Hub Natural Gas February Futures	01/2024	108	1,480	270	19	0
Henry Hub Natural Gas January Futures	12/2023	108	1,534	324	23	0
Henry Hub Natural Gas July Futures	06/2024	108	1,195	(16)	3	0
Henry Hub Natural Gas June Futures	05/2024	108	1,173	(38)	3	0
Henry Hub Natural Gas March Futures	02/2024	108	1,356	146	15	0
Henry Hub Natural Gas May Futures	04/2024	108	1,153	(57)	4	0
Henry Hub Natural Gas November Futures	10/2024	108	1,286	76	3	0
Henry Hub Natural Gas October Futures	09/2024	108	1,218	7	3	0
Henry Hub Natural Gas September Futures	08/2024	108	1,200	(10)	3	0
Iron Ore January Futures	01/2023	422	3,920	(234)	0	(8)
Iron Ore November Futures	11/2022	226	2,130	(377)	0	(2)
Live Cattle December Futures	12/2022	279	16,411	(296)	0	(81)
Low Sulphur Gasoil 1st Line vs Brent 1st Line April Futures	04/2023	28	952	96	9	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	28	911	56	7	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	28	883	28	9	(3)
Low Sulphur Gasoil 1st Line vs Brent 1st Line February Futures	02/2023	3	108	11	11	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line January Futures	01/2023	3	111	14	14	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	28	917	62	6	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	28	922	67	6	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line March Futures	03/2023	3	105	7	7	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	28	933	77	7	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	28	887	31	9	(3)
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	28	899	44	8	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	28	906	51	7	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) April Futures	04/2023	62	2,119	(402)	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) August Futures	08/2023	62	2,062	(459)	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) December Futures	12/2023	62	2,085	(436)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) February Futures	02/2023	62	2,249	(272)	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) January Futures	01/2023	62	2,256	(266)	0	(15)
Mont Belvieu LDH Propane 5 Decimal (OPIS) July Futures	07/2023	62	2,060	(461)	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mont Belvieu LDH Propane 5 Decimal (OPIS) June Futures	06/2023	62	$2,064	$(458)	$0	$(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) March Futures	03/2023	62	2,182	(339)	0	(15)
Mont Belvieu LDH Propane 5 Decimal (OPIS) May Futures	05/2023	62	2,077	(445)	0	(18)
Mont Belvieu LDH Propane 5 Decimal (OPIS) November Futures	11/2023	62	2,082	(440)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) October Futures	10/2023	62	2,077	(445)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) September Futures	09/2023	62	2,070	(451)	0	(11)
Natural Gas April Futures	03/2024	2	177	(77)	0	(11)
Natural Gas December Futures	11/2023	4	517	(36)	1	(53)
Natural Gas February Futures	01/2023	456	31,633	94	0	(328)
Natural Gas June Futures	05/2023	10	1,256	(155)	0	(178)
Natural Gas June Futures	05/2024	2	135	(120)	0	(11)
Natural Gas March Futures	02/2023	23	3,263	(475)	0	(530)
Natural Gas May Futures	04/2023	10	1,306	(156)	0	(186)
Natural Gas May Futures	04/2023	34	1,627	109	19	0
Natural Gas May Futures	04/2024	2	148	(115)	0	(11)
Natural Gas November Futures	10/2022	10	677	(7)	0	(11)
Natural Gas November Futures	10/2023	4	496	(39)	0	(52)
Natural Gas October Futures	09/2023	4	510	(31)	0	(55)
Natural Gas October Futures	09/2023	314	15,590	(1,555)	170	0
Natural Gas October Futures	09/2024	149	6,720	(170)	16	0
New York Harbor ULSD March Futures	02/2023	20	2,475	(315)	0	(58)
RBOB Gasoline December Futures	11/2022	53	5,073	(66)	0	(76)
RBOB Gasoline June Futures	05/2023	110	10,961	(1,351)	0	(126)
RBOB Gasoline March Futures	02/2023	35	3,272	(42)	0	(48)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line April Futures	04/2023	25	(171)	(41)	0	(20)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line August Futures	08/2023	25	(165)	(35)	1	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	39	(278)	(141)	8	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2023	25	(168)	(38)	13	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	25	(186)	(56)	0	(14)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line January Futures	01/2023	25	(184)	(54)	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line July Futures	07/2023	25	(164)	(34)	0	(3)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line June Futures	06/2023	25	(162)	(32)	0	(5)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	25	(183)	(53)	0	(27)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line May Futures	05/2023	25	(163)	(33)	0	(11)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	39	(279)	(142)	15	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2023	25	(164)	(34)	9	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	39	(347)	(210)	18	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2023	25	(169)	(38)	6	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line September Futures	09/2023	25	(166)	(36)	4	0
Soybean January Futures	01/2023	288	19,807	(1,024)	0	(648)
Soybean Meal January Futures	01/2023	906	36,358	(1,576)	0	(335)
Soybean Meal March Futures	03/2023	20	794	(17)	0	(6)
Soybean November Futures	11/2023	58	3,889	(70)	0	(64)
Soybean Oil March Futures	03/2023	60	2,164	(119)	0	(76)

32	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2022	345	$37,090	$(1,348)	$0	$(92)
U.S. Treasury 30-Year Bond December Futures	12/2022	126	15,927	(1,193)	0	(83)
Wheat July Futures	07/2023	51	2,326	209	34	0
WTI Crude December Futures	11/2022	1,298	102,179	(7,731)	0	(2,207)
WTI Crude December Futures	11/2023	1,337	93,135	(14,699)	0	(1,899)
WTI Crude December Futures	11/2025	214	13,343	(1,913)	0	(227)
WTI Crude March Futures	02/2023	280	21,160	(3,679)	0	(459)
WTI Crude November Futures	10/2022	9	715	(125)	0	(16)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	29	55	4	3	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	29	57	6	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	29	58	7	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	29	58	7	3	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2022	29	59	9	3	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	29	57	6	1	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	29	55	4	3	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	29	57	6	3	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	29	55	4	3	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	29	58	7	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	29	58	7	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	29	57	6	1	0
WTI-Brent April Futures	04/2023	29	(128)	23	5	0
WTI-Brent August Futures	08/2023	29	(137)	13	4	0
WTI-Brent December Futures	12/2023	29	(139)	11	4	0
WTI-Brent February Futures	02/2023	29	(124)	27	6	0
WTI-Brent January Futures	01/2023	29	(128)	23	7	0
WTI-Brent July Futures	07/2023	29	(136)	14	5	0
WTI-Brent June Futures	06/2023	29	(135)	15	5	0
WTI-Brent March Futures	03/2023	29	(127)	24	5	0
WTI-Brent May Futures	05/2023	29	(131)	20	5	0
WTI-Brent November Futures	11/2023	29	(139)	11	4	0
WTI-Brent October Futures	10/2023	29	(139)	11	5	0
WTI-Brent September Futures	09/2023	29	(139)	11	5	0
Zinc January Futures	01/2023	11	814	(42)	0	(42)

				$(86,224)	$1,935	$(15,048)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum January Futures	01/2023	391	$(21,200)	$661	$786	$(125)
Arabica Coffee December Futures	12/2022	67	(5,566)	(234)	104	0
Brent (ICE) Calendar Swap April Futures	04/2023	21	(1,637)	177	36	0
Brent (ICE) Calendar Swap August Futures	08/2023	21	(1,589)	225	34	0
Brent (ICE) Calendar Swap December Futures	12/2023	21	(1,550)	263	32	0
Brent (ICE) Calendar Swap February Futures	02/2023	21	(1,671)	142	38	0
Brent (ICE) Calendar Swap January Futures	01/2023	21	(1,694)	120	40	0
Brent (ICE) Calendar Swap July Futures	07/2023	21	(1,599)	214	34	0
Brent (ICE) Calendar Swap June Futures	06/2023	21	(1,611)	202	35	0
Brent (ICE) Calendar Swap March Futures	03/2023	21	(1,653)	161	37	0
Brent (ICE) Calendar Swap May Futures	05/2023	21	(1,624)	190	35	0
Brent (ICE) Calendar Swap November Futures	11/2023	21	(1,561)	253	33	0
Brent (ICE) Calendar Swap October Futures	10/2023	21	(1,570)	243	33	0
Brent (ICE) Calendar Swap September Futures	09/2023	21	(1,580)	234	33	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	178	(498)	204	0	(10)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	266	(512)	411	25	0
Brent Crude December Futures	10/2022	1,206	(102,679)	10,942	2,460	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2023	1,877	$(140,400)	$16,342	$2,947	$0
Brent Crude December Futures	10/2024	528	(37,388)	5,935	708	0
Brent Crude December Futures	10/2025	90	(6,152)	62	100	0
Call Options Strike @ USD 104.000 on Brent Crude January 2023 Futures(1)	11/2022	96	(146)	87	24	0
Call Options Strike @ USD 106.000 on Brent Crude December 2022 Futures(1)	10/2022	103	(45)	189	11	0
Call Options Strike @ USD 113.000 on Brent Crude December 2022 Futures(1)	10/2022	41	(11)	86	2	0
Call Options Strike @ USD 98.000 on Brent Crude January 2023 Futures(1)	11/2022	24	(57)	0	9	0
Cocoa March Futures	03/2023	155	(3,627)	80	0	(40)
Copper December Futures	12/2022	37	(7,011)	397	446	(48)
Corn December Futures	12/2022	1,152	(39,024)	(4,156)	0	(461)
Corn December Futures	12/2023	254	(7,833)	(2)	0	(35)
Euro-Bund 10-Year Bond December Futures	12/2022	63	(8,551)	445	25	(61)
European Climate Exchange December Futures	12/2024	6	(437)	112	0	(10)
Gas Oil December Futures	12/2022	57	(5,143)	437	115	0
Gas Oil December Futures	12/2023	68	(5,353)	14	59	0
Gas Oil December Futures	12/2024	24	(1,778)	218	14	0
Gas Oil February Futures	02/2023	669	(58,354)	4,016	1,121	0
Gold 100 oz. December Futures	12/2022	2,813	(470,334)	30,736	0	(956)
Hard Red Winter Wheat March Futures	03/2023	13	(640)	(76)	0	(14)
Henry Hub Natural Gas April Futures	03/2023	54	(660)	153	0	(6)
Henry Hub Natural Gas April Futures	03/2025	66	(699)	24	3	0
Henry Hub Natural Gas August Futures	07/2023	55	(677)	156	0	(8)
Henry Hub Natural Gas August Futures	07/2025	66	(719)	3	3	0
Henry Hub Natural Gas December Futures	11/2023	55	(762)	87	0	(12)
Henry Hub Natural Gas December Futures	11/2025	66	(820)	(98)	3	0
Henry Hub Natural Gas February Futures	01/2023	51	(884)	(100)	9	0
Henry Hub Natural Gas February Futures	01/2025	65	(836)	(125)	0	0
Henry Hub Natural Gas January Futures	12/2022	55	(996)	(148)	10	0
Henry Hub Natural Gas January Futures	12/2024	66	(875)	(153)	0	(1)
Henry Hub Natural Gas July Futures	06/2023	55	(676)	157	0	(8)
Henry Hub Natural Gas July Futures	06/2025	66	(716)	7	3	0
Henry Hub Natural Gas June Futures	05/2023	54	(654)	159	0	(8)
Henry Hub Natural Gas June Futures	05/2025	66	(704)	19	3	0
Henry Hub Natural Gas March Futures	02/2023	55	(829)	20	5	0
Henry Hub Natural Gas March Futures	02/2025	66	(791)	(68)	1	0
Henry Hub Natural Gas May Futures	04/2023	55	(658)	171	0	(8)
Henry Hub Natural Gas May Futures	04/2025	66	(693)	30	3	0
Henry Hub Natural Gas November Futures	10/2023	54	(711)	122	0	(14)
Henry Hub Natural Gas November Futures	10/2025	66	(759)	(36)	3	0
Henry Hub Natural Gas October Futures	09/2023	55	(683)	146	0	(7)
Henry Hub Natural Gas October Futures	09/2025	66	(724)	(2)	3	0
Henry Hub Natural Gas September Futures	08/2023	54	(661)	152	0	(7)
Henry Hub Natural Gas September Futures	08/2025	66	(715)	7	3	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini April Futures	04/2023	28	(948)	(44)	18	(5)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	28	(932)	(29)	7	(3)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	28	(907)	(3)	6	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini February Futures	02/2023	3	(105)	(7)	0	(7)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini January Futures	01/2023	3	(107)	(9)	0	(9)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	28	(936)	(32)	8	(3)

34	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	28	$(936)	$(32)	$11	$(3)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini March Futures	03/2023	3	(102)	(5)	0	(5)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	28	(938)	(34)	15	(4)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	28	(909)	(6)	6	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	28	(921)	(18)	6	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	28	(928)	(24)	7	(2)
Lead January Futures	01/2023	225	(10,728)	(398)	31	(429)
Lean Hogs December Futures	12/2022	428	(13,050)	1,763	0	(86)
Natural Gas April Futures	03/2023	13	(1,698)	355	250	0
Natural Gas August Futures	07/2023	14	(1,814)	203	241	0
Natural Gas December Futures	11/2022	35	(4,982)	346	847	0
Natural Gas December Futures	11/2022	171	(12,081)	1,128	132	0
Natural Gas December Futures	11/2022	20	(3,449)	216	705	0
Natural Gas February Futures	01/2023	208	(119,105)	(67,960)	7,022	0
Natural Gas February Futures	01/2024	2	(233)	2	16	(3)
Natural Gas January Futures	12/2022	608	(147,893)	(67,067)	7,360	0
Natural Gas January Futures	12/2023	348	(19,773)	731	0	(299)
Natural Gas January Futures	12/2023	2	(254)	(3)	18	(5)
Natural Gas January Futures	12/2024	149	(7,906)	69	0	(9)
Natural Gas July Futures	06/2023	14	(1,811)	206	244	0
Natural Gas March Futures	02/2023	352	(126,541)	(69,384)	6,946	0
Natural Gas March Futures	02/2024	2	(230)	21	24	0
Natural Gas September Futures	08/2023	14	(1,761)	191	228	0
New York Harbor ULSD December Futures	11/2022	97	(12,739)	1,504	327	0
New York Harbor ULSD June Futures	05/2023	110	(12,778)	2,401	282	0
Nickel January Futures	01/2023	21	(2,663)	221	221	0
Platinum January Futures	01/2023	75	(3,222)	(38)	4	0
Put Options Strike @ USD 75.000 on Brent Crude June 2023 Futures(1)	04/2023	335	(3,558)	(796)	0	(302)
Put Options Strike @ USD 80.000 on Brent Crude June 2023 Futures(1)	04/2023	524	(6,938)	(1,892)	0	(534)
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures(1)	04/2023	297	(4,823)	(1,371)	0	(336)
Silver December Futures	12/2022	13	(1,238)	(61)	0	(21)
Silver March Futures	03/2023	61	(5,851)	698	0	(99)
Soybean March Futures	03/2023	2	(138)	10	4	0
Soybean Oil January Futures	01/2023	92	(3,361)	167	123	0
Sugar No. 11 March Futures	02/2023	145	(2,871)	14	15	0
U.S. Treasury 10-Year Note December Futures	12/2022	152	(17,034)	881	59	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	306	(41,922)	4,015	497	0
United Kingdom Long Gilt December Futures	12/2022	347	(37,349)	5,432	298	0
United Kingdom National Balancing Point Gas 1st Line December Futures	11/2022	79	(44,004)	(20,201)	3,075	0
United Kingdom National Balancing Point Gas 1st Line February Futures	01/2023	79	(47,046)	(22,999)	2,371	0
United Kingdom National Balancing Point Gas 1st Line January Futures	12/2022	79	(46,187)	(22,203)	2,728	0
United Kingdom National Balancing Point Gas 1st Line March Futures	02/2023	79	(45,403)	(22,785)	2,391	0
United Kingdom National Balancing Point Gas 1st Line November Futures	10/2022	79	(31,120)	(7,642)	4,336	0
Wheat December Futures	12/2022	340	(15,666)	375	0	(429)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Wheat March Futures	03/2023	123	$(5,732)	$(623)	$0	$(148)
WTI Crude December Futures	11/2022	761	(59,906)	7,789	1,294	0
WTI Crude December Futures	11/2024	447	(29,203)	4,438	541	0
WTI Crude June Futures	05/2023	1,053	(76,869)	12,384	1,611	0

				$(190,093)	$53,753	$(4,581)

Total Futures Contracts				$(276,317)	$55,688	$(19,629)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2022	0.772%	$500	$1	$(1)	$0	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$15,700	826	572	1,398	50	0
Receive	CPURNSA	2.243	Maturity	11/21/2026		39,000	2,165	(5,800)	(3,635)	125	0
Receive	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	(6,967)	(4,638)	0	(135)
Receive	UKRPI	3.350	Maturity	05/15/2030		13,500	760	(3,511)	(2,751)	0	(329)
Receive	UKRPI	3.475	Maturity	08/15/2030		35,700	371	(8,284)	(7,913)	0	(830)
Pay	UKRPI	4.125	Maturity	09/15/2032		770	0	27	27	26	0
Pay	UKRPI	4.130	Maturity	09/15/2032		3,430	0	121	121	116	0
Pay	UKRPI	3.720	Maturity	09/15/2037		10,500	0	675	675	690	0

							$6,451	$(23,166)	$(16,715)	$1,007	$(1,294)

Total Swap Agreements							$6,452	$(23,167)	$(16,715)	$1,007	$(1,294)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$55,961	$1,007	$56,968	$(12,838)	$(19,854)	$(1,294)	$(33,986)

(h)

Securities with an aggregate market value of $56,302 and cash of $280,851 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

36	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $273 and liability of $(225) for closed futures is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2022		EUR	1,047	$		1,048	$22	$(4)
	11/2022	$		4,389		EUR	4,371	2	(95)
	12/2022		EUR	2,183	$		2,238	88	0
BPS	10/2022			12,462			12,006	0	(207)
	10/2022	$		6,785		GBP	6,085	122	(112)
	11/2022		CAD	439	$		340	22	0
	11/2022		EUR	814			824	24	0
	11/2022	$		523		EUR	521	0	(11)
	12/2022			1,622			1,539	0	(106)
BRC	11/2022		ILS	7,899	$		2,474	254	0
CBK	10/2022	$		1,551		GBP	1,333	0	(62)
	12/2022		MXN	503	$		25	0	0
	01/2023		ILS	4,893			1,553	170	0
GLM	10/2022		EUR	166			189	27	0
	11/2022	$		800		EUR	648	0	(164)
	12/2022		EUR	1,192	$		1,484	311	0
JPM	11/2022			642			666	35	0
	12/2022			1,227			1,287	79	0
MBC	10/2022			19,699			19,035	35	(306)
	10/2022	$		5,059		GBP	4,574	128	(80)
	11/2022		EUR	524	$		519	5	(1)
	11/2022	$		432		EUR	446	7	0
	12/2022			8,899			7,801	0	(1,218)
MYI	10/2022		GBP	5,428	$		5,876	0	(185)
	10/2022		NZD	3,342			2,069	198	0
	10/2022	$		106,043		GBP	97,961	3,336	0
	11/2022		EUR	1,477	$		1,488	36	0
	11/2022		GBP	97,961			106,105	0	(3,343)
	11/2022	$		5,879		GBP	5,428	185	0
RBC	10/2022		GBP	114	$		132	5	0
	12/2022	$		5,133		EUR	4,792	0	(415)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
SCX	10/2022		EUR	119	$		119	$2	$0
	10/2022	$		1,322		GBP	1,154	0	(33)
	11/2022		EUR	253	$		253	5	0
SOG	10/2022	$		28,879		EUR	28,697	0	(754)
	11/2022		EUR	8,916	$		9,171	407	0
UAG	10/2022		GBP	107,235			124,770	5,037	0
	10/2022	$		4,469		GBP	3,841	0	(180)
	11/2022		EUR	21,715	$		22,323	978	0
	11/2022		GBP	2,697			2,927	0	(86)

Total Forward Foreign Currency Contracts								$11,520	$(7,362)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC QS Co. December 2022 Futures «	$30.000	12/31/2022	32	$193	$381

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$119
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,300	160	178

					$266	$297

Total Purchased Options					$459	$678

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC California Carbon Allowance December 2023 Futures	$25.000	12/15/2023	163	$(416)	$(395)
	Put - OTC California Carbon Allowance Vintage December 2022 Futures	25.000	12/15/2022	120	(119)	(113)
GST	Put - OTC Copper December 2022 Futures	7,900.000	12/07/2022	1	(234)	(260)
	Put - OTC Copper December 2022 Futures	8,000.000	12/07/2022	1	(583)	(725)
	Call - OTC QS Co. December 2022 Futures «	30.000	12/31/2022	80	(256)	(980)

					$(1,608)	$(2,473)

38	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(174)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0

						$(720)	$(174)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC GOLDLNPM Index	2,500.000	03/28/2023	11	$(627)	$(31)
MYC	Call - OTC BCOMTR Index	130.560	02/08/2023	8	(15)	(15)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	487	(1,829)	(1,786)
	Put - OTC BCOMTR Index	105.000	03/16/2023	384	(1,121)	(1,946)

					$(3,592)	$(3,778)

Total Written Options					$(5,920)	$(6,425)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	MEHCO CAL21	$0.750	Maturity	12/31/2022	9,000	$0	$19	$19	$0
DUB	Receive	GOLDLNPM Index	1,850.900	Maturity	11/28/2022	2,900	0	(514)	0	(514)
	Pay	GOLDLNPM Index	1,803.900	Maturity	11/28/2022	6,100	0	795	795	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	50,400	0	363	363	0
	Receive	GASOILCO CAL23	32.000	Maturity	12/31/2023	72,000	0	29	29	0
	Pay	JETCO CAL23	34.000	Maturity	12/31/2023	72,000	0	84	84	0
	Receive	LASA F23 «	0.000	Maturity	12/29/2022	790,000	0	0	0	0
	Receive	LASA G23 «	0.000	Maturity	01/30/2023	790,000	0	0	0	0
	Receive	LASA H23 «	0.000	Maturity	02/27/2023	790,000	0	0	0	0
	Receive	LASA X22	48.175	Maturity	10/28/2022	790,000	0	(6,920)	0	(6,920)
	Receive	LASA Z22 «	0.000	Maturity	11/29/2022	790,000	0	0	0	0
	Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	20,100	0	13	13	0
	Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	12,000	0	8	8	0
	Receive	QSCOCAL 4Q22 «	21.900	Maturity	12/31/2022	40,050	0	745	745	0
	Receive	TMRA F23 «	0.000	Maturity	12/29/2022	2,080,000	0	0	0	0
	Receive	TMRA G23 «	0.000	Maturity	01/30/2023	2,080,000	0	0	0	0
	Receive	TMRA H23 «	0.000	Maturity	02/27/2023	2,080,000	0	0	0	0
JPM	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	67,200	4	474	478	0
	Pay	LLSCO CAL22	0.070	Maturity	12/31/2022	25,575	0	66	66	0
	Pay	MEHCO CAL21	0.800	Maturity	12/31/2022	3,000	0	6	6	0
	Pay	MEHCO CAL21	0.750	Maturity	12/31/2022	14,400	0	30	30	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	37,800	0	(2)	0	(2)
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	13,500	0	(8)	0	(8)
MAC	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	13,800	4	0	4	0
MEI	Receive	GOLDLNPM Index	1,892.000	Maturity	11/28/2022	3,200	0	(697)	0	(697)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Receive	EURMARGIN CAL23	$8.000	Maturity	12/31/2023	46,800	$0	$334	$334	$0
	Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	13,800	0	(1)	0	(1)
	Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	38,100	0	(17)	0	(17)
	Receive	MEHCO CAL21	1.518	Maturity	12/31/2022	60,600	0	(81)	0	(81)
	Pay	QSCOCAL 4Q22	30.000	Maturity	12/31/2022	16,050	0	(152)	0	(152)

							$8	$(5,426)	$2,974	$(8,392)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$107	$(3)	$3	$0	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	137	0	(2)
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	88	(3)	3	0	0

						$(145)	$143	$0	$(2)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR 50,000	$0	$297	$297	$0
	Receive	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	100,000	0	697	697	0
	Receive	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	42,857	0	(10)	0	(10)
	Receive	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023	21,428	0	9	9	0
	Receive	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023	21,428	0	9	9	0
	Receive	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023	21,429	0	15	15	0
	Receive	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	21,429	0	(21)	0	(21)
	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2023	$ 35,074	0	95	95	0
	Receive	BCOMF1TC Index	362,965	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	40,281	0	(2,045)	0	(2,045)
	Pay	BCOMTR Index	274,772	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	69,718	0	3,732	3,732	0
	Receive	CSIXTR Index	58,200	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	373,679	0	(14,828)	0	(14,828)
CIB	Receive	BCOMTR Index	77,486	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	19,661	0	(1,052)	0	(1,052)
	Receive	CSIXTR Index	39,336	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	252,562	0	(10,023)	0	(10,023)
	Receive	PIMCODB Index(9)	404,359	0.000%	Monthly	02/15/2023	79,690	0	(2,910)	0	(2,910)
FBF	Receive	CSIXTR Index	107,597	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	690,834	0	(27,401)	0	(27,401)
GST	Receive	ENHGUK12 Index	378,426	0.000%	Monthly	10/24/2022	44,004	0	0	0	0
	Receive	ENHGTF01 Index	972,629	0.000%	Monthly	11/22/2022	118,905	0	0	0	0
	Receive	ENHGUK01 Index	373,875	0.000%	Monthly	11/22/2022	46,187	0	0	0	0
	Receive	ENHGTF02 Index	956,051	0.000%	Monthly	12/21/2022	119,105	0	0	0	0

40	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	ENHGUK02 Index	371,711	0.000%	Monthly	12/21/2022	$47,046	$0	$0	$0	$0
	Receive	ENHGTF03 Index	905,902	0.000%	Monthly	01/24/2023	117,861	0	0	0	0
	Receive	ENHGUK03 Index	336,587	0.000%	Monthly	01/24/2023	45,403	0	0	0	0
	Receive	BCOMF1TC Index	44,060	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	18,116	0	(920)	0	(920)
	Receive	BCOMTR Index	125,572	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	31,862	0	(1,706)	0	(1,706)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2023	33,176	0	(909)	0	(909)
	Receive	CSIXTR Index	92,743	3.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	595,463	0	(23,627)	0	(23,627)
JPM	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/30/2022	9,356	0	0	0	0
	Pay	BCOMTR Index	3,319,702	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/17/2023	842,312	0	45,094	45,094	0
	Receive	BCOMF1TC Index(10)	3,599,325	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	774,058	0	(39,302)	0	(39,302)
	Receive	CSIXTR Index	74,033	3.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	475,334	(272)	(18,611)	0	(18,883)
	Receive	JMABNIC5 Index(11)	663,821	0.000%	Monthly	02/15/2023	114,217	0	(4,607)	0	(4,607)
	Receive	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	105,200	0	1,486	1,486	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,000	0	(64)	0	(64)
MAC	Receive	PIMCODBU Index	4,500	0.230%	Monthly	12/15/2022	735	0	(27)	0	(27)
	Receive	BCOMTR Index	29,122	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	7,389	0	(396)	0	(396)
	Receive	CSIXTR Index	46,318	3.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	297,389	0	(11,801)	0	(11,801)
	Receive	PIMCODB Index(12)	1,303,401	0.000%	Monthly	02/15/2023	249,701	0	(9,560)	0	(9,560)
MEI	Receive	CSIXTR Index	41,237	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	264,764	0	(10,508)	0	(10,508)
RBC	Receive	CSIXTR Index	37,882	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	243,223	0	(9,653)	0	(9,653)
SOG	Receive	CSIXTR Index	118,596	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	761,455	0	(30,206)	0	(30,206)
UAG	Receive	BCOMTR Index	234,620	0.000%	Maturity	01/20/2023	25,615	1,908	(1,366)	542	0
	Pay	BCOMTR Index	107,613	0.000%	Maturity	03/16/2023	13,289	443	848	1,291	0

								$2,079	$(169,271)	$53,267	$(220,459)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility	31.750%	Maturity	06/16/2023	$143	$0	$26	$26	$0
JPM	Pay	GOLDLNPM Index(7)	6.970	Maturity	08/02/2024	4,105	0	81	81	0
	Pay	GOLDLNPM Index(7)	6.325	Maturity	04/10/2026	162,405	0	1,362	1,362	0
UAG	Pay	GOLDLNPM Index(7)	5.153	Maturity	12/05/2022	7,731	0	223	223	0

							$0	$1,692	$1,692	$0

Total Swap Agreements							$1,942	$(172,862)	$57,933	$(228,853)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$112	$119	$0	$231	$(99)	$(508)	$0	$(607)	$(376)	$0	$(376)
BPS	168	0	4,854	5,022	(436)	0	(16,904)	(17,340)	(12,318)	9,426	(2,892)
BRC	254	0	0	254	0	0	0	0	254	0	254
CBK	170	0	19	189	(62)	0	0	(62)	127	0	127
CIB	0	0	0	0	0	0	(13,985)	(13,985)	(13,985)	10,377	(3,608)
DUB	0	0	795	795	0	0	(516)	(516)	279	(270)	9
FBF	0	0	0	0	0	0	(27,401)	(27,401)	(27,401)	20,466	(6,935)
GLM	338	0	0	338	(164)	(174)	0	(338)	0	(349)	(349)
GST	0	0	1,268	1,268	0	(1,996)	(34,082)	(36,078)	(34,810)	72,050	37,240
JPM	114	0	48,603	48,717	0	0	(62,866)	(62,866)	(14,149)	10,839	(3,310)
MAC	0	0	4	4	0	0	(21,784)	(21,784)	(21,780)	16,108	(5,672)
MBC	175	0	0	175	(1,605)	0	0	(1,605)	(1,430)	1,343	(87)
MEI	0	0	0	0	0	0	(11,205)	(11,205)	(11,205)	8,495	(2,710)
MYC	0	559	334	893	0	(15)	(251)	(266)	627	(1,080)	(453)
MYI	3,755	0	0	3,755	(3,528)	0	0	(3,528)	227	0	227
RBC	5	0	0	5	(415)	0	(9,653)	(10,068)	(10,063)	14,862	4,799
SCX	7	0	0	7	(33)	0	0	(33)	(26)	0	(26)
SOG	407	0	0	407	(754)	0	(30,206)	(30,960)	(30,553)	22,458	(8,095)
UAG	6,015	0	2,056	8,071	(266)	(3,732)	0	(3,998)	4,073	(5,541)	(1,468)

Total Over the Counter	$11,520	$678	$57,933	$70,131	$(7,362)	$(6,425)	$(228,853)	$(242,640)

(j)

Securities with an aggregate market value of $188,454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap

42	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	5.7%	$4,567
Arabica Coffee March 2023 Futures	4.6	3,693
Brent Crude March 2023 Futures	12.4	9,878
Copper March 2023 Futures	1.5	1,208
Corn March 2023 Futures	4.7	3,727
Cotton No. 02 March 2023 Futures	1.1	838
Gas Oil March 2023 Futures	4.7	3,736
Hard Red Winter Wheat March 2023 Futures	0.2	183
New York Harbor ULSD March 2023 Futures	4.1	3,277
Nickel March 2023 Futures	0.2	179
NYMEX - Natural Gas March 2023 Futures	0.9	700

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline March 2023 Futures	8.0%	$6,377
Soybean Meal March 2023 Futures	0.6	471
Soybean Oil March 2023 Futures	1.6	1,301
Soybeans March 2023 Futures	1.3	988
Sugar No. 11 March 2023 Futures	0.8	675
Wheat March 2023 Futures	0.2	123
WTI Crude March 2023 Futures	12.9	10,300
Zinc November 2022 Futures	1.2	955

Total Long Futures Contracts		$53,176

Cash	33.3%	$26,514

Total Notional Amount		$79,690

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(10)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2023 Futures	3.0%	$23,037
Arabica Coffee December 2022 Futures	2.5	19,104
Brent Crude January 2023 Futures	6.7	51,846
Copper December 2022 Futures	4.0	30,922
Corn December 2022 Futures	5.9	45,849
Cotton No. 02 December 2022 Futures	1.1	8,174
Gas Oil January 2023 Futures	3.2	24,417
Gold 100 oz. December 2022 Futures	13.2	102,458
Hard Red Winter Wheat December 2022 Futures	2.0	15,689
Lean Hogs December 2022 Futures	1.5	11,786
Live Cattle December 2022 Futures	3.6	28,021
New York Harbor ULSD January 2023 Futures	2.4	18,827

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel January 2023 Futures	2.7%	$20,529
NYMEX - Natural Gas January 2023 Futures	14.8	114,816
RBOB Gasoline January 2023 Futures	2.0	15,375
Silver December 2022 Futures	3.9	29,770
Soybean Meal January 2023 Futures	3.2	25,122
Soybean Oil January 2023 Futures	3.1	23,966
Soybeans January 2023 Futures	5.4	41,954
Sugar No. 11 March 2023 Futures	2.6	19,852
Wheat December 2022 Futures	3.3	25,699
WTI Crude January 2023 Futures	7.5	57,903
Zinc January 2023 Futures	2.4	18,942

Total Long Futures Contracts		$774,058

Total Notional Amount		$774,058

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(11)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2023 Futures	20.0%	$22,899
Cotton No. 02 December 2022 Futures	1.2	1,338
Gas Oil February 2023 Futures	3.6	4,161
Gold 100 oz. December 2022 Futures	14.7	16,774
Live Cattle December 2022 Futures	5.8	6,593
LME - Copper November 2022 Futures	5.3	6,100
New York Harbor ULSD February 2023 Futures	7.2	8,195
Nickel November 2022 Futures	3.8	4,324
RBOB Gasoline February 2023 Futures	6.7	7,621

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Silver December 2022 Futures	4.3%	$4,874
Soybean Meal December 2022 Futures	11.1	12,688
Soybeans November 2022 Futures	13.5	15,390
Sugar No. 11 March 2023 Futures	2.8	3,250

Total Long Futures Contracts		$114,207

Cash	0.0%	$10

Total Notional Amount		$114,217

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(12)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	5.7%	$14,310
Arabica Coffee March 2023 Futures	4.6	11,570
Brent Crude March 2023 Futures	12.4	30,952
Copper March 2023 Futures	1.6	3,784
Corn March 2023 Futures	4.7	11,679
Cotton No. 02 March 2023 Futures	1.1	2,624
Gas Oil March 2023 Futures	4.7	11,707
Hard Red Winter Wheat March 2023 Futures	0.2	572
New York Harbor ULSD March 2023 Futures	4.1	10,270
Nickel March 2023 Futures	0.2	562
NYMEX - Natural Gas March 2023 Futures	0.9	2,193

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline March 2023 Futures	8.0%	$19,981
Soybean Meal March 2023 Futures	0.6	1,476
Soybean Oil March 2023 Futures	1.6	4,075
Soybeans March 2023 Futures	1.2	3,095
Sugar No. 11 March 2023 Futures	0.8	2,115
Wheat March 2023 Futures	0.2	386
WTI Crude March 2023 Futures	12.9	32,275
Zinc November 2022 Futures	1.2	2,993

Total Long Futures Contracts		$166,619

Cash	33.3%	$83,082

Total Notional Amount		$249,701

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$55,047	$0	$0	$0	$914	$55,961
Swap Agreements	0	0	0	0	1,007	1,007

	$55,047	$0	$0	$0	$1,921	$56,968

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,520	$0	$11,520
Purchased Options	381	0	0	0	297	678
Swap Agreements	57,933	0	0	0	0	57,933

	$58,314	$0	$0	$11,520	$297	$70,131

	$113,361	$0	$0	$11,520	$2,218	$127,099

44	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$12,838	$0	$0	$0	$0	$12,838
Futures	19,605	0	0	0	249	19,854
Swap Agreements	0	0	0	0	1,294	1,294

	$32,443	$0	$0	$0	$1,543	$33,986

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,362	$0	$7,362
Written Options	6,251	0	0	0	174	6,425
Swap Agreements	228,851	2	0	0	0	228,853

	$235,102	$2	$0	$7,362	$174	$242,640

	$267,545	$2	$0	$7,362	$1,717	$276,626

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$2,911	$0	$0	$0	$0	$2,911
Futures	(7,236)	0	0	0	19,302	12,066
Swap Agreements	0	1	0	0	342	343

	$(4,325)	$1	$0	$0	$19,644	$15,320

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,352	$0	$15,352
Written Options	131	0	0	0	0	131
Swap Agreements	246,300	8	0	0	0	246,308

	$246,431	$8	$0	$15,352	$0	$261,791

	$242,106	$9	$0	$15,352	$19,644	$277,111

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$(329)	$0	$0	$0	$0	$(329)
Futures	(94,040)	0	0	0	4,890	(89,150)
Swap Agreements	0	0	0	0	1,468	1,468

	$(94,369)	$0	$0	$0	$6,358	$(88,011)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,189	$0	$3,189
Purchased Options	188	0	0	0	(9)	179
Written Options	2,173	0	0	0	31	2,204
Swap Agreements	(498,227)	(20)	0	0	0	(498,247)

	$(495,866)	$(20)	$0	$3,189	$22	$(492,675)

	$(590,235)	$(20)	$0	$3,189	$6,380	$(580,686)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(Unaudited)

September 30, 2022

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$175,125	$0	$175,125
Industrials	0	188	0	188
Utilities	0	291	0	291
U.S. Government Agencies	0	241,628	0	241,628
U.S. Treasury Obligations	0	387,739	0	387,739
Non-Agency Mortgage-Backed Securities	0	214,815	0	214,815
Asset-Backed Securities	0	447,422	2,075	449,497
Sovereign Issues	0	45,564	0	45,564
Commodities	0	343,286	0	343,286
Short-Term Instruments
Repurchase Agreements	0	2,689,841	0	2,689,841
Short-Term Notes	0	220,722	0	220,722
Israel Treasury Bills	0	3,579	0	3,579
U.S. Treasury Bills	$0	$712,749	$0	$712,749
U.S. Treasury Cash Management Bills	0	55,242	0	55,242

	$0	$5,538,191	$2,075	$5,540,266

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$284,556	$0	$0	$284,556

Total Investments	$284,556	$5,538,191	$2,075	$5,824,822

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,046)	$0	$(13,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55,132	1,563	0	56,695
Over the counter	0	66,492	3,639	70,131

	$55,132	$68,055	$3,639	$126,826

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32,292)	(1,469)	0	(33,761)
Over the counter	(508)	(241,121)	(1,011)	(242,640)

	$(32,800)	$(242,590)	$(1,011)	$(276,401)

Total Financial Derivative Instruments	$22,332	$(174,535)	$2,628	$(149,575)

Totals	$306,888	$5,350,610	$4,703	$5,662,201

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

46	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2022

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the

48	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Notes to Financial Statements (Cont.)

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

50	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair

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Notes to Financial Statements (Cont.)

value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and

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Notes to Financial Statements (Cont.)

dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party pricing service as of the reporting date.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$269,419	$2,697	$0	$0	$(2,053)	$270,063	$2,697	$0

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Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$14,386	$108	$0	$0	$(1)	$14,493	$109	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers,

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including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements (Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any,

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Notes to Financial Statements (Cont.)

the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

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(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

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Straddle Options  (“Straddle”) are investment strategies that use combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in

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Notes to Financial Statements (Cont.)

general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income

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throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity

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Notes to Financial Statements (Cont.)

reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “Floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver,

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the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

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Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies embargoes, tariffs and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio

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Notes to Financial Statements (Cont.)

managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an

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infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties;

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Notes to Financial Statements (Cont.)

reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and

72	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	73

Notes to Financial Statements (Cont.)

investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.49%	0.25%	0.35%	0.45%(1)	0.45%	0.45%

(1) PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

74	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	75

Notes to Financial Statements (Cont.)

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $7,397.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund III, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $3,854,082. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$107,041	$19,385

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

76	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$2,119,000	$2,085,743	$695,885	$75,509

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	172,416	$1,449,046	139,658	$1,130,607

I-2	58,390	507,565	94,338	794,647

I-3	1,044	9,273	4,099	39,109

Class A	4,999	43,069	11,236	95,151

Class C	809	6,212	1,480	11,697

Issued as reinvestment of distributions

Institutional Class	35,606	290,407	94,237	705,167

I-2	43,012	357,097	101,984	759,940

I-3	586	4,900	3,050	22,208

Class A	2,327	18,857	6,204	44,995

Class C	431	3,037	561	3,766

Cost of shares redeemed

Institutional Class	(102,275)	(908,174)	(164,038)	(1,392,293)

I-2	(55,501)	(461,087)	(62,197)	(492,334)

I-3	(2,454)	(20,753)	(5,379)	(39,830)

Class A	(6,077)	(50,706)	(11,040)	(88,063)

Class C	(624)	(4,480)	(526)	(3,855)

Net increase (decrease) resulting from Fund share transactions	152,689	$1,244,263	213,667	$1,590,912

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	77

Notes to Financial Statements (Cont.)

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on April 14, 2010, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 19.9% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

78	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2022

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	79

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$40,639	$59,386

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$5,889,680	$209,869	$(766,151)	$(556,282)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

80	PIMCO COMMODITIESPLUS® STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MAC	Macquarie Bank Limited
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc
BRC	Barclays Bank PLC	MEI	Merrill Lynch International
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	UAG	UBS AG Stamford
JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	British Pound	NZD	New Zealand Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar

Exchange Abbreviations:
CMX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over the Counter
LME	London Metal Exchange

Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	JETCO	NWE CIF Jet vs Brent
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	JMABFNJ	J.P. Morgan Custom Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return	JMABFNJ2	J.P. Morgan Custom Commodity Index
BRENT	Brent Crude	JMABNIC	J.P. Morgan Nic Custom Index
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIU5	J.P. Morgan Custom Commodity Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LASA	ICE UK Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	MEHCO	Magellan East Houston WTI Crude Oil Options
ENHGTF01	Goldman Sachs Custom Commodity Index	MUTKCALM	Tokyo Overnight Average Rate
ENHGTF02	Goldman Sachs Custom Commodity Index	OPIS	Oil Price Information Service
ENHGTF03	Goldman Sachs Custom Commodity Index	PIMCODB	PIMCO Custom Commodity Basket
ENHGUK01	Goldman Sachs Custom Commodity Index	PIMCODBU	PIMCO Custom Commodity Basket
ENHGUK02	Goldman Sachs Custom Commodity Index	QSCOCAL	Calendar Margin ICE Gasoil vs Brent
ENHGUK03	Goldman Sachs Custom Commodity Index	SOFR	Secured Overnight Financing Rate
ENHGUK12	Goldman Sachs Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
EUR003M	3 Month EUR Swap Rate	TMRA	ICE Dutch TTF Natural Gas
EURMARGIN	European Refined Margin	UKRPI	United Kingdom Retail Prices Index
GASOILCO	Gasoil vs Brent	ULSD	Ultra-Low Sulfur Diesel
GOLDLNPM	London Gold Market Fixing Ltd. PM	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
ATM	At-the-money	oz.	Ounce
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	WTI	West Texas Intermediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	81

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to

82	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

84	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have

86	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for

88	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	89

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

90	PIMCO COMMODITIESPLUS® STRATEGY FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.8430	$0.0000	$0.0000	$0.8430

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6463	$0.0000	$0.0000	$0.6463

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.8418	$0.0000	$0.0000	$0.8418

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6433	$0.0000	$0.0000	$0.6433

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.8408	$0.0000	$0.0000	$0.8408

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6418	$0.0000	$0.0000	$0.6418

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.8363	$0.0000	$0.0000	$0.8363

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6362	$0.0000	$0.0000	$0.6362

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	91

Distribution Information (Cont.)

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.8279	$0.0000	$0.0000	$0.8279

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6248	$0.0000	$0.0000	$0.6248

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

92	PIMCO COMMODITIESPLUS® STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4026SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO CommodityRealReturn Strategy Fund®

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend,

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	(15.49)%	4.81%	7.60%	(2.37)%	3.91%
PIMCO CommodityRealReturn Strategy Fund® I-2	(15.45)%	4.77%	7.52%	(2.44)%	3.82%
PIMCO CommodityRealReturn Strategy Fund® I-3	(15.48)%	4.72%	7.48%	(2.49)%	3.76%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	(15.50)%	4.53%	7.35%	(2.59)%	3.65%
PIMCO CommodityRealReturn Strategy Fund® Class A	(15.55)%	4.46%	7.14%	(2.78)%	3.43%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	(20.14)%	(1.31)%	5.95%	(3.34)%	3.14%
PIMCO CommodityRealReturn Strategy Fund® Class C	(15.94)%	3.67%	6.32%	(3.52)%	2.66%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	(16.62)%	2.89%	6.32%	(3.52)%	2.66%
PIMCO CommodityRealReturn Strategy Fund® Class R	(15.76)%	4.05%	6.84%	(3.04)%	3.02%
Bloomberg Commodity Index Total Return	(9.54)%	11.80%	6.96%	(2.14)%	1.79%
Lipper Commodities General Funds Average	(11.28)%	11.38%	7.01%	(1.66)%	3.91%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary expenses), were 0.88% for Institutional Class shares, 0.98% for I-2 shares, 1.08% for I-3 shares, 1.13% for Administrative Class shares, 1.33% for Class A shares, 2.08% for Class C shares and 1.58% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	I-2 - PCRPX	I-3 - PCRNX	Administrative Class - PCRRX
Class A - PCRAX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown as of September 30, 2022†§

U.S. Treasury Obligations	68.8%
Asset-Backed Securities	10.4%
Short-Term Instruments‡	7.5%
Sovereign Issues	6.7%
Corporate Bonds & Notes	3.1%
U.S. Government Agencies	2.8%
Other	0.7%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.K. breakeven inflation (“BEI”), or the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.K. BEI moved lower.

»	Overweight Exposure to eurozone BEI contributed to relative performance, as European BEI moved higher, specifically in April, August and September.

»	U.S. duration positioning, specifically underweight exposure to short- and intermediate-term maturities relative to overweight exposure to long-term maturities, contributed to relative performance, as U.S. interest rates moved higher.

»	Exposure to broad commodities detracted from absolute performance, as broad commodities, measured by the Bloomberg Commodity Index Total Return, posted losses.

»	The structural allocation to U.S. short-term Treasury Inflation-Protected Securities (“TIPS”) as collateral backing to the Fund’s commodity exposure detracted from relative performance, as U.S. short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed the U.S. 3-Month Treasury Bill, as measured by ICE BofAML U.S. 3-Month Treasury Bill Index.

»	Exposure to Danish covered bonds detracted from relative performance, as these securities posted negative returns amid spread widening.

»	Eurozone interest rate instrument selection, specifically underweight exposure to German futures relative to overweight exposure to Danish covered bonds, detracted from relative performance, as German futures outperformed.

»	Curve positioning in U.K. interest rates, specifically overweight exposure to intermediate maturities relative to other maturities detracted from relative performance, as intermediate maturities underperformed.

»	Cash management strategies detracted from relative performance.

»	There were no other material contributors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$845.10	$4.40	$1,000.00	$1,020.58	$4.81	0.94%
I-2	1,000.00	845.50	4.86	1,000.00	1,020.07	5.32	1.04
I-3	1,000.00	845.20	5.10	1,000.00	1,019.82	5.58	1.09
Administrative Class	1,000.00	845.00	5.56	1,000.00	1,019.31	6.09	1.19
Class A	1,000.00	844.50	6.50	1,000.00	1,018.30	7.11	1.39
Class C	1,000.00	840.60	9.98	1,000.00	1,014.50	10.93	2.14
Class R	1,000.00	842.40	7.66	1,000.00	1,017.03	8.38	1.64

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Description

Index*	Benchmark Description

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2022 - 09/30/2022+	$7.42	$0.27	$(1.21)	$(0.94)	$(1.32)	$0.00	$(1.32)

03/31/2022	6.42	0.30	2.63	2.93	(1.93)	0.00	(1.93)

03/31/2021	4.26	0.06	2.17	2.23	(0.07)	0.00	(0.07)

03/31/2020	6.03	0.15	(1.69)	(1.54)	(0.23)	0.00	(0.23)

03/31/2019	6.75	0.09	(0.45)	(0.36)	(0.36)	0.00	(0.36)

03/31/2018	6.99	0.14	0.12	0.26	(0.50)	0.00	(0.50)

I-2

04/01/2022 - 09/30/2022+	7.38	0.27	(1.20)	(0.93)	(1.32)	0.00	(1.32)

03/31/2022	6.39	0.29	2.62	2.91	(1.92)	0.00	(1.92)

03/31/2021	4.25	0.06	2.15	2.21	(0.07)	0.00	(0.07)

03/31/2020	6.01	0.14	(1.68)	(1.54)	(0.22)	0.00	(0.22)

03/31/2019	6.73	0.11	(0.48)	(0.37)	(0.35)	0.00	(0.35)

03/31/2018	6.97	0.13	0.12	0.25	(0.49)	0.00	(0.49)

I-3

04/01/2022 - 09/30/2022+	7.38	0.27	(1.20)	(0.93)	(1.32)	0.00	(1.32)

03/31/2022	6.40	0.32	2.58	2.90	(1.92)	0.00	(1.92)

03/31/2021	4.25	0.06	2.16	2.22	(0.07)	0.00	(0.07)

03/31/2020	6.01	0.14	(1.68)	(1.54)	(0.22)	0.00	(0.22)

04/27/2018 - 03/31/2019	6.88	0.04	(0.56)	(0.52)	(0.35)	0.00	(0.35)

Administrative Class

04/01/2022 - 09/30/2022+	7.19	0.25	(1.16)	(0.91)	(1.31)	0.00	(1.31)

03/31/2022	6.27	0.30	2.53	2.83	(1.91)	0.00	(1.91)

03/31/2021	4.17	0.05	2.12	2.17	(0.07)	0.00	(0.07)

03/31/2020	5.90	0.13	(1.65)	(1.52)	(0.21)	0.00	(0.21)

03/31/2019	6.62	0.09	(0.47)	(0.38)	(0.34)	0.00	(0.34)

03/31/2018	6.87	0.12	0.11	0.23	(0.48)	0.00	(0.48)

Class A

04/01/2022 - 09/30/2022+	7.13	0.25	(1.15)	(0.90)	(1.31)	0.00	(1.31)

03/31/2022	6.24	0.26	2.53	2.79	(1.90)	0.00	(1.90)

03/31/2021	4.14	0.03	2.13	2.16	(0.06)	0.00	(0.06)

03/31/2020	5.87	0.12	(1.65)	(1.53)	(0.20)	0.00	(0.20)

03/31/2019	6.59	0.07	(0.46)	(0.39)	(0.33)	0.00	(0.33)

03/31/2018	6.84	0.11	0.11	0.22	(0.47)	0.00	(0.47)

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.16	(15.49)%	$5,555,242	0.94	%*	1.01	%*	0.74	%*	0.81	%*	7.82	%*	41%

7.42	52.80	6,756,668	0.75		0.87		0.73		0.85		4.48		120

6.42	52.89	2,361,604	0.82		0.99		0.74		0.91		1.16		260

4.26	(26.47)	1,417,849	1.33		1.50		0.74		0.91		2.65		262

6.03	(5.41)	4,380,858	1.46		1.60		0.74		0.88		1.50		226

6.75	4.06	5,204,406	1.24		1.39		0.74		0.89		2.05		148

5.13	(15.45)	1,685,093	1.04	*	1.11	*	0.84	*	0.91	*	7.87	*	41

7.38	52.78	2,363,782	0.85		0.97		0.83		0.95		4.47		120

6.39	52.47	1,526,009	0.92		1.09		0.84		1.01		1.03		260

4.25	(26.45)	249,166	1.43		1.60		0.84		1.01		2.41		262

6.01	(5.52)	371,461	1.56		1.70		0.84		0.98		1.67		226

6.73	3.99	604,721	1.34		1.49		0.84		0.99		1.97		148

5.13	(15.48)	72,291	1.09	*	1.21	*	0.89	*	1.01	*	7.74	*	41

7.38	52.53	90,359	0.90		1.07		0.88		1.05		4.77		120

6.40	52.67	21,505	0.97		1.19		0.89		1.11		1.08		260

4.25	(26.50)	1,250	1.48		1.70		0.89		1.11		2.52		262

6.01	(7.57)	3,555	1.61	*	1.80	*	0.89	*	1.08	*	0.70	*	226

4.97	(15.50)	113,325	1.19	*	1.26	*	0.99	*	1.06	*	7.54	*	41

7.19	52.42	119,491	1.00		1.12		0.98		1.10		4.67		120

6.27	52.42	143,402	1.07		1.24		0.99		1.16		0.82		260

4.17	(26.54)	29,949	1.58		1.75		0.99		1.16		2.33		262

5.90	(5.75)	51,561	1.71		1.85		0.99		1.13		1.39		226

6.62	3.80	76,612	1.49		1.64		0.99		1.14		1.80		148

4.92	(15.55)	403,020	1.39	*	1.46	*	1.19	*	1.26	*	7.42	*	41

7.13	51.98	500,794	1.20		1.32		1.18		1.30		4.10		120

6.24	52.49	263,343	1.27		1.44		1.19		1.36		0.64		260

4.14	(26.83)	198,722	1.78		1.95		1.19		1.36		2.07		262

5.87	(5.97)	346,932	1.91		2.05		1.19		1.33		1.16		226

6.59	3.67	486,359	1.69		1.84		1.19		1.34		1.65		148

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2022 - 09/30/2022+	$6.56	$0.20	$(1.04)	$(0.84)	$(1.29)	$0.00	$(1.29)

03/31/2022	5.87	0.20	2.36	2.56	(1.87)	0.00	(1.87)

03/31/2021	3.92	(0.01)	1.99	1.98	(0.03)	0.00	(0.03)

03/31/2020	5.56	0.08	(1.56)	(1.48)	(0.16)	0.00	(0.16)

03/31/2019	6.25	0.02	(0.42)	(0.40)	(0.29)	0.00	(0.29)

03/31/2018	6.53	0.06	0.10	0.16	(0.44)	0.00	(0.44)

Class R

04/01/2022 - 09/30/2022+	6.88	0.22	(1.10)	(0.88)	(1.30)	0.00	(1.30)

03/31/2022	6.08	0.24	2.45	2.69	(1.89)	0.00	(1.89)

03/31/2021	4.04	0.02	2.07	2.09	(0.05)	0.00	(0.05)

03/31/2020	5.73	0.10	(1.60)	(1.50)	(0.19)	0.00	(0.19)

03/31/2019	6.44	0.05	(0.44)	(0.39)	(0.32)	0.00	(0.32)

03/31/2018	6.70	0.09	0.11	0.20	(0.46)	0.00	(0.46)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$4.43	(15.94)%	$74,038	2.14	%*	2.21	%*	1.94	%*	2.01	%*	6.65	%*	41%

6.56	51.10	82,601	1.95		2.07		1.93		2.05		3.36		120

5.87	50.90	24,089	2.02		2.19		1.94		2.11		(0.13)		260

3.92	(27.27)	15,860	2.53		2.70		1.94		2.11		1.45		262

5.56	(6.50)	36,829	2.66		2.80		1.94		2.08		0.42		226

6.25	2.76	54,896	2.44		2.59		1.94		2.09		0.89		148

4.70	(15.76)	54,096	1.64	*	1.71	*	1.44	*	1.51	*	7.05	*	41

6.88	51.58	54,428	1.45		1.57		1.43		1.55		3.89		120

6.08	52.07	28,868	1.52		1.69		1.44		1.61		0.39		260

4.04	(26.96)	19,436	2.03		2.20		1.44		1.61		1.81		262

5.73	(6.17)	31,220	2.16		2.30		1.44		1.58		0.87		226

6.44	3.40	41,291	1.94		2.09		1.44		1.59		1.35		148

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$9,509,358
Investments in Affiliates	87

Financial Derivative Instruments
Exchange-traded or centrally cleared	28,557
Over the counter	128,421
Deposits with counterparty	104,623
Foreign currency, at value	13,579
Receivable for investments sold	347,397
Receivable for investments sold on a delayed-delivery basis	1,396
Receivable for TBA investments sold	156,554
Receivable for Fund shares sold	11,657
Interest and/or dividends receivable	17,183
Dividends receivable from Affiliates	65
Reimbursement receivable from PIMCO	322

Total Assets	10,319,199

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,067,045
Payable for short sales	1,799

Financial Derivative Instruments
Exchange-traded or centrally cleared	46,889
Over the counter	664,073
Payable for investments purchased	90,667
Payable for investments in Affiliates purchased	65
Payable for investments purchased on a delayed-delivery basis	39
Payable for TBA investments purchased	432,498
Deposits from counterparty	31,268
Payable for Fund shares redeemed	21,154
Overdraft due to custodian	146
Accrued investment advisory fees	3,957
Accrued supervisory and administrative fees	2,274
Accrued distribution fees	93
Accrued servicing fees	127

Total Liabilities	2,362,094

Net Assets	$7,957,105

Net Assets Consist of:

Paid in capital	$9,650,565
Distributable earnings (accumulated loss)	(1,693,460)

Net Assets	$7,957,105

Cost of investments in securities	$10,528,181
Cost of investments in Affiliates	$87
Cost of foreign currency held	$13,570
Proceeds received on short sales	$1,773
Cost or premiums of financial derivative instruments, net	$19,232

* Includes repurchase agreements of:	$248,996

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$5,555,242
I-2	1,685,093
I-3	72,291
Administrative Class	113,325
Class A	403,020
Class C	74,038
Class R	54,096

Shares Issued and Outstanding:

Institutional Class	1,075,841
I-2	328,753
I-3	14,103
Administrative Class	22,818
Class A	81,996
Class C	16,719
Class R	11,507

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.16
I-2	5.13
I-3	5.13
Administrative Class	4.97
Class A	4.92
Class C	4.43
Class R	4.70

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$429,376
Dividends from Investments in Affiliates	246
Total Income	429,622

Expenses:

Investment advisory fees	26,453
Supervisory and administrative fees	15,118
Distribution and/or servicing fees - Administrative Class	167
Distribution and/or servicing fees - Class A	629
Distribution and/or servicing fees - Class C	455
Distribution and/or servicing fees - Class R	164
Trustee fees	19
Interest expense	9,956
Total Expenses	52,961
Waiver and/or Reimbursement by PIMCO	(3,647)
Net Expenses	49,314

Net Investment Income (Loss)	380,308

Net Realized Gain (Loss):

Investments in securities	(228,003)
Investments in Affiliates	(54)
Exchange-traded or centrally cleared financial derivative instruments	168,788
Over the counter financial derivative instruments	(154,444)
Short sales	478
Foreign currency	(13,271)

Net Realized Gain (Loss)	(226,506)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(883,802)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	13,817
Over the counter financial derivative instruments	(782,889)
Foreign currency assets and liabilities	3,025

Net Change in Unrealized Appreciation (Depreciation)	(1,649,848)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,496,046)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$380,308	$301,145
Net realized gain (loss)	(226,506)	2,594,393
Net change in unrealized appreciation (depreciation)	(1,649,848)	74,625

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,496,046)	2,970,163

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,255,831)	(1,086,066)
I-2	(433,947)	(475,442)
I-3	(16,794)	(13,402)
Administrative Class	(26,823)	(43,230)
Class A	(98,397)	(97,571)
Class C	(19,473)	(13,134)
Class R	(13,736)	(10,468)

Total Distributions(a)	(1,865,001)	(1,739,313)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,350,029	4,368,453

Total Increase (Decrease) in Net Assets	(2,011,018)	5,599,303

Net Assets:

Beginning of period	9,968,123	4,368,820
End of period	$7,957,105	$9,968,123

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Consolidated Statement of Cash Flows PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2022 (Unaudited) (Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(1,496,046)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(4,605,042)
Proceeds from sales of long-term securities	6,569,653
(Purchases) Proceeds from sales of short-term portfolio investments, net	1,040,118
(Increase) decrease in deposits with counterparty	(84,830)
(Increase) decrease in receivable for investments sold	1,413,074
(Increase) decrease in interest and/or dividends receivable	(2,057)
(Increase) decrease in dividends receivable from Affiliates	(58)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	182,098
Proceeds from (Payments on) over the counter financial derivative instruments	(180,195)
(Increase) decrease in reimbursement receivable from PIMCO	524
Increase (decrease) in payable for investments purchased	(1,085,944)
Increase (decrease) in deposits from counterparty	(361,180)
Increase (decrease) in accrued investment advisory fees	(838)
Increase (decrease) in accrued supervisory and administrative fees	(442)
Increase (decrease) in accrued distribution fees	7
Increase (decrease) in accrued servicing fees	(13)
Proceeds from (Payments on) short sales transactions, net	266
Proceeds from (Payments on) foreign currency transactions	(16,942)
Net Realized (Gain) Loss
Investments in securities	228,003
Investments in Affiliates	54
Exchange-traded or centrally cleared financial derivative instruments	(168,788)
Over the counter financial derivative instruments	154,444
Short sales	(478)
Foreign currency	13,271
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	883,802
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(13,817)
Over the counter financial derivative instruments	782,889
Foreign currency assets and liabilities	(3,025)
Net amortization (accretion) on investments	78,177
Net Cash Provided by (Used for) Operating Activities	3,326,684

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	3,154,575
Payments on shares redeemed	(3,360,214)
Increase (decrease) in overdraft due to custodian	146
Cash distributions paid*	(300,702)
Proceeds from reverse repurchase agreements	141,728,019
Payments on reverse repurchase agreements	(144,611,118)
Proceeds from sale-buyback transactions	3,723,548
Payments on sale-buyback transactions	(3,723,548)
Net Cash Received from (Used for) Financing Activities	(3,389,294)

Net Increase (Decrease) in Cash and Foreign Currency	(62,610)

Cash and Foreign Currency:

Beginning of period	76,189
End of period	$13,579
* Reinvestment of distributions	$1,564,299

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$9,840

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Unaudited)

September 30, 2022

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.5%

CORPORATE BONDS & NOTES 3.7%

BANKING & FINANCE 3.7%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$532	$417

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(d)(e)	EUR	400	359

Ford Motor Credit Co. LLC
3.550% due 10/07/2022		$4,200	4,203

ING Bank NV
2.625% due 12/05/2022		7,600	7,580

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	744	72
1.000% due 10/01/2050		480,494	43,682
1.000% due 10/01/2053		9,697	808
1.500% due 10/01/2053		33,463	3,065
2.000% due 10/01/2053		10,359	1,029
2.500% due 10/01/2047		11	1

NatWest Group PLC
4.519% due 06/25/2024 •		$4,200	4,152
5.191% (US0003M + 1.550%) due 06/25/2024 ~		6,500	6,488

Nissan Motor Acceptance Co. LLC
3.875% due 09/21/2023		100	98

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	278	27
1.000% due 10/01/2050		476,529	43,339
1.000% due 10/01/2053		391	35
1.500% due 10/01/2053		146,318	13,556
2.000% due 10/01/2053		5,097	507
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
0.500% due 10/01/2043		3,159	303
1.000% due 10/01/2050		559,385	50,090
1.000% due 10/01/2053		43,036	3,863
1.500% due 10/01/2053		523,524	48,643
2.000% due 10/01/2053		71,787	6,883
2.500% due 10/01/2047		9	1

Realkredit Danmark AS
1.000% due 10/01/2050		188,521	17,127
1.000% due 10/01/2053		51,661	4,430
1.500% due 10/01/2053		165,789	15,068
2.000% due 10/01/2053		20,165	1,911
2.500% due 04/01/2047		9	1

UniCredit SpA
7.830% due 12/04/2023		$14,500	14,624

			292,362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.0%

Discovery Communications LLC
2.950% due 03/20/2023	$158	$157

Penske Truck Leasing Co. LP
4.250% due 01/17/2023	100	100

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	200	198

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,215	1,208

VMware, Inc.
3.900% due 08/21/2027	900	830

		2,493

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024	200	192

Total Corporate Bonds & Notes (Cost $454,612)		295,047

U.S. GOVERNMENT AGENCIES 3.3%

Fannie Mae
2.493% due 03/25/2036 •	38	38
3.529% due 02/25/2037 •	271	269
3.850% due 05/01/2035 •	4	4

Freddie Mac
2.302% due 01/01/2034 •	42	42
2.850% due 06/01/2033 •	68	68
3.088% due 01/15/2037 •	2	2

Ginnie Mae
3.858% due 08/20/2068 •	5,404	5,253

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052	31,300	27,245
4.000% due 10/01/2052 - 11/01/2052	245,489	227,757
4.500% due 10/01/2052	5,000	4,764

Total U.S. Government Agencies (Cost $275,493)		265,442

U.S. TREASURY OBLIGATIONS 82.3%

U.S. Treasury Bonds
3.000% due 05/15/2045 (k)	1,370	1,145

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (i)	424,144	419,914
0.125% due 07/15/2024	202,884	195,976
0.125% due 10/15/2024 (i)	424,898	408,675
0.125% due 04/15/2025	333,551	316,460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 10/15/2025 (k)	$494,074	$466,866
0.125% due 04/15/2026	273,587	255,580
0.125% due 07/15/2026 (i)	68,759	64,304
0.125% due 10/15/2026	1,146,069	1,067,994
0.125% due 04/15/2027 (g)	201,155	185,549
0.125% due 01/15/2030	98,917	87,512
0.125% due 07/15/2030 (k)	15,080	13,287
0.125% due 07/15/2031	95,375	83,230
0.125% due 01/15/2032	75,136	65,014
0.250% due 01/15/2025	214,774	205,573
0.250% due 07/15/2029 (k)	4,074	3,676
0.375% due 07/15/2023	219,190	215,756
0.375% due 07/15/2025	304,879	291,424
0.375% due 07/15/2025 (i)(k)	41,603	39,767
0.375% due 01/15/2027	188,268	175,935
0.500% due 04/15/2024	141,470	137,486
0.500% due 01/15/2028	68,463	63,571
0.625% due 04/15/2023 (g)(k)	840,812	828,244
0.625% due 01/15/2024 (i)(k)	63,437	61,954
0.625% due 01/15/2026	121,296	115,814
0.625% due 07/15/2032 (g)	118,183	107,329
0.625% due 02/15/2043	541	417
0.750% due 07/15/2028	375,191	352,764
0.750% due 02/15/2042 (k)	11,276	9,082
0.750% due 02/15/2045 (k)	1,258	972
0.875% due 01/15/2029 (k)	7,157	6,735
0.875% due 02/15/2047 (k)	614	482
1.000% due 02/15/2046 (k)	22,132	17,977
1.375% due 02/15/2044 (k)	17,390	15,502
1.750% due 01/15/2028	64,388	63,788
2.125% due 02/15/2040 (k)	3,701	3,858
2.125% due 02/15/2041 (k)	11,263	11,634
2.375% due 01/15/2025	114,378	114,834
2.500% due 01/15/2029 (i)(k)	51,072	52,877
3.875% due 04/15/2029 (g)(k)	14,690	16,461

Total U.S. Treasury Obligations (Cost $7,164,530)		6,545,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~	287	245
3.345% due 10/25/2035 ^~	168	161

Alliance Bancorp Trust
3.564% due 07/25/2037 ~	1,658	1,403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Assets Trust
2.024% due 11/25/2046 ~	$4,683	$1,544
3.274% due 05/25/2046 ^•	93	77

BAMLL Commercial Mortgage Securities Trust
3.868% due 09/15/2038 •	3,100	2,962

Banc of America Funding Trust
3.081% due 05/20/2036 ^~	114	110
3.131% due 01/20/2047 ~	3,636	3,224
3.261% due 05/25/2035 ~	13	13
3.535% due 01/20/2047 ^~	81	76
3.573% due 05/20/2035 ^~	66	57

Banc of America Mortgage Trust
2.447% due 11/25/2035 ^~	151	137
3.941% due 07/25/2035 ^~	152	142

BCAP LLC Trust
3.095% due 04/26/2036 ~	663	568
3.424% due 01/25/2037 ^~	596	521

Bear Stearns Adjustable Rate Mortgage Trust
3.059% due 05/25/2033 ~	12	11
3.439% due 07/25/2036 ^~	314	285
3.476% due 10/25/2035 ~	201	195
3.842% due 02/25/2036 ^~	105	97
4.250% due 07/25/2034 ~	22	21

Bear Stearns ALT-A Trust
3.404% due 02/25/2034 ~	320	291
3.494% due 09/25/2047 ^~	2,851	1,573
3.531% due 09/25/2035 ^~	170	110
4.808% due 09/25/2034 ~	81	81

BSST Mortgage Trust
4.146% due 02/15/2037 •	2,200	2,128

Chase Mortgage Finance Trust
2.885% due 12/25/2035 ^~	149	137
3.377% due 03/25/2037 ^~	506	479
3.710% due 09/25/2036 ^~	379	324
5.500% due 12/25/2022 ^	805	352

CIM Trust
1.951% due 06/25/2057 ~	3,516	3,105
4.084% due 02/25/2049 •	140	139

Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•	24	22
3.136% due 12/25/2035 ^~	205	125
3.440% due 09/25/2035 ~	29	28
3.950% due 05/25/2035 •	39	37

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	159	141

Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~	207	175
2.870% due 11/25/2035 ^~	179	158
3.173% due 02/20/2047 ^•	2,646	2,046
3.188% due 12/20/2046 ^•	205	169

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.444% due 05/25/2047 •		$865	$739
3.504% due 07/25/2046 •		76	68
5.000% due 07/25/2035		785	492
5.500% due 07/25/2035		112	88
5.750% due 03/25/2037 ^•		194	116
6.000% due 03/25/2037 ^		179	74
6.500% due 08/25/2032		23	23

Countrywide Home Loan Mortgage Pass-Through Trust
2.971% due 10/20/2035 ~		7	6
3.339% due 09/25/2047 ^~		243	219
3.724% due 03/25/2035 •		27	24
5.500% due 11/25/2035 ^		55	33
5.500% due 04/25/2038		121	115
6.000% due 04/25/2036		296	170

Credit Suisse Mortgage Capital Certificates
3.234% due 09/29/2036 •		1,553	1,498
5.642% due 10/26/2036 ~		326	276

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		1,427	981

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		223	190

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
3.184% due 10/25/2036 ^•		57	49

Eurosail PLC
1.502% due 10/17/2040 •	EUR	1,000	980

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$1,652	742

First Horizon Mortgage Pass-Through Trust
4.428% due 10/25/2035 ~		6	6

Great Hall Mortgages PLC
2.409% due 06/18/2038 •	GBP	92	101
2.996% due 03/18/2039 ~		131	145

GS Mortgage Securities Trust
2.773% due 11/10/2045		$9	9

GSR Mortgage Loan Trust
3.058% due 11/25/2035 ~		101	100
3.710% due 11/25/2035 ^~		613	532
3.834% due 11/25/2035 ^~		155	95

HarborView Mortgage Loan Trust
3.183% due 09/19/2037 ~		53	47
3.322% due 08/19/2036 ^~		44	39
3.433% due 05/19/2035 •		292	265
3.493% due 01/19/2036 •		1,023	641

HomeBanc Mortgage Trust
3.444% due 12/25/2036 ~		33	33

IndyMac IMSC Mortgage Loan Trust
3.444% due 07/25/2047 •		1,232	872

IndyMac INDX Mortgage Loan Trust
3.229% due 09/25/2035 ^~		161	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.281% due 06/25/2035 ^~	$69	$61
3.464% due 09/25/2046 ~	2,291	2,027
3.484% due 11/25/2046 ~	259	240
3.644% due 07/25/2035 •	183	137
3.682% due 10/25/2034 ~	248	239

JP Morgan Alternative Loan Trust
3.544% due 12/25/2036 •	2,799	2,540

JP Morgan Chase Commercial Mortgage Securities Trust
4.268% due 12/15/2031 •	530	526

JP Morgan Mortgage Trust
2.602% due 06/25/2035 ~	21	20
2.741% due 06/25/2036 ^~	414	314
2.826% due 06/25/2035 ~	28	28
3.082% due 07/25/2035 ~	16	16
3.118% due 07/25/2035 ~	46	44
3.184% due 11/25/2035 ^~	109	92
3.188% due 07/27/2037 ~	184	168
3.365% due 07/25/2034 ~	9	9
3.512% due 08/25/2036 ^~	80	68

Luminent Mortgage Trust
3.484% due 10/25/2046 •	393	350

MASTR Adjustable Rate Mortgages Trust
3.564% due 05/25/2037 •	260	120

Merrill Lynch Alternative Note Asset Trust
3.075% due 06/25/2037 ^~	250	151
3.684% due 03/25/2037 •	645	196

Merrill Lynch Mortgage Investors Trust
2.909% due 05/25/2036 ~	52	47
3.149% due 12/25/2035 ~	47	36
3.328% due 05/25/2034 ~	103	93
3.481% due 06/25/2035 ~	153	146
3.844% due 09/25/2035 ^~	72	61

Merrill Lynch Mortgage-Backed Securities Trust
2.782% due 04/25/2037 ^~	779	715

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	691	651
4.500% due 05/25/2058 ~	81	79

Residential Accredit Loans, Inc. Trust
3.384% due 08/25/2035 •	470	363
3.464% due 12/25/2036 ~	780	681
3.778% due 08/25/2035 ^~	407	170
5.117% due 02/25/2036 ^~	263	213

Residential Asset Securitization Trust
3.484% due 05/25/2035 •	778	539
6.500% due 09/25/2036 ^	638	256
6.500% due 06/25/2037	11,721	3,059

Residential Funding Mortgage Securities, Inc. Trust
3.964% due 09/25/2035 ^~	869	597
6.000% due 06/25/2037 ^	467	384
6.500% due 03/25/2032	197	186

Sequoia Mortgage Trust
2.436% due 01/20/2047 ^~	292	203

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.693% due 10/19/2026 ~		$10	$10

Structured Adjustable Rate Mortgage Loan Trust
3.404% due 10/25/2035 •		449	418
3.630% due 02/25/2036 ^~		192	123

Structured Asset Mortgage Investments Trust
3.464% due 06/25/2036 •		84	82
3.493% due 07/19/2035 •		523	481
3.504% due 04/25/2036 •		9	7
3.524% due 05/25/2046 •		2,521	782

Towd Point Mortgage Funding
2.833% due 10/20/2051 •	GBP	9,839	10,964

Wachovia Mortgage Loan Trust LLC
3.455% due 08/20/2035 ^~		$125	114

WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •		505	450
1.844% due 01/25/2047 ^•		1,060	943
2.084% due 06/25/2046 ~		76	72
2.104% due 08/25/2046 •		203	194
2.304% due 11/25/2042 •		72	66
2.604% due 11/25/2046 ~		485	431
3.208% due 02/25/2037 ^~		94	87
3.719% due 09/25/2036 ^~		677	629
3.765% due 08/25/2036 ^~		65	59
4.171% due 09/25/2033 ~		31	29

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		115	91

Wells Fargo Mortgage-Backed Securities Trust
2.873% due 04/25/2036 ~		238	226
4.412% due 10/25/2036 ~		5	4

Total Non-Agency Mortgage-Backed Securities (Cost $76,935)			65,463

ASSET-BACKED SECURITIES 12.4%

522 Funding CLO Ltd.
3.750% due 10/20/2031 •		4,000	3,909

ACAS CLO Ltd.
3.630% due 10/18/2028 •		3,511	3,451

ACE Securities Corp. Home Equity Loan Trust
3.204% due 10/25/2036 •		19	8

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	2,500	2,380

Allegro CLO Ltd.
3.905% due 10/16/2031 •		$2,300	2,258

American Money Management Corp. CLO Ltd.
3.610% due 04/17/2029 •		2,882	2,865

Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		5,350	5,279
3.652% due 07/15/2032 •		10,900	10,702
3.899% due 07/22/2032 ~		1,600	1,558

Apex Credit CLO Ltd.
4.517% due 09/20/2029 ~		967	950

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
3.640% due 07/18/2029 •		$1,000	$981
3.660% due 10/20/2030 •		1,500	1,457
3.670% due 07/17/2030 ~		450	441
3.720% due 04/20/2031 •		6,100	5,997

Aqueduct European CLO DAC
0.687% due 07/20/2030 •	EUR	7,278	6,994

Arbor Realty Commercial Real Estate Notes Ltd.
3.735% due 01/15/2037 •		$20,250	19,747

Ares CLO Ltd.
3.382% due 01/15/2029 ~		7,805	7,667
3.562% due 01/15/2032 •		2,000	1,950
3.790% due 04/18/2031 •		8,000	7,818

Ares European CLO DAC
0.610% due 04/15/2030 ~	EUR	2,127	2,031
0.780% due 10/15/2031 •		2,100	1,989
0.897% due 04/20/2032 •		5,200	4,869

Argent Securities Trust
3.384% due 07/25/2036 ~		$4,737	4,141
3.404% due 05/25/2036 ~		2,467	654

Armada Euro CLO DAC
0.720% due 07/15/2031 ~	EUR	6,500	6,150

Asset-Backed Funding Certificates Trust
3.224% due 10/25/2036 ~		$4,023	3,698

Atlas Senior Loan Fund Ltd.
3.602% due 01/15/2031 •		491	482
3.772% due 11/17/2027 •		1,268	1,255
3.839% due 04/22/2031 ~		3,700	3,606

Avoca CLO DAC
0.810% due 01/12/2031 ~	EUR	2,500	2,394

Babson CLO Ltd.
3.700% due 01/20/2031 •		$4,500	4,420

Bain Capital Credit CLO Ltd.
3.680% due 07/20/2030 •		9,200	9,052

Bain Capital Euro DAC
0.787% due 01/20/2032 •	EUR	6,700	6,357

Barings CLO Ltd.
3.510% due 01/20/2028 •		$472	466

BDS Ltd.
4.039% due 08/15/2036 ~		278	277

Bear Stearns Asset-Backed Securities Trust
4.034% due 10/25/2037 •		1,687	1,599

Benefit Street Partners CLO Ltd.
3.382% due 07/15/2029 ~		1,747	1,723
3.462% due 10/15/2030 •		5,800	5,700
3.592% due 07/15/2032 ~		2,150	2,091

Blackrock European CLO DAC
0.620% due 10/15/2031 ~	EUR	3,300	3,109

BlueMountain Fuji EUR CLO II DAC
0.650% due 07/15/2030 ~		491	470

BlueMountain Fuji EUR CLO III DAC
0.720% due 01/15/2031 •		11,100	10,589

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCRE Holder LLC
5.418% due 01/16/2037 •		$5,600	$5,501

Cairn CLO DAC
0.780% due 10/15/2031 •	EUR	3,100	2,929
0.838% due 04/30/2031 •		4,046	3,871

Carbone CLO Ltd.
3.850% due 01/20/2031 •		$2,800	2,743

Carlyle Euro CLO DAC
0.700% due 01/15/2031 ~	EUR	9,300	8,875
0.951% due 08/15/2030 •		708	678

Carlyle Global Market Strategies CLO Ltd.
3.839% due 04/22/2032 •		$1,500	1,463
4.050% due 07/20/2032 •		4,500	4,390

Carlyle Global Market Strategies Euro CLO DAC
1.071% due 11/15/2031 ~	EUR	6,100	5,784

Carlyle U.S. CLO Ltd.
3.710% due 04/20/2031 •		$1,500	1,459

Carrington Mortgage Loan Trust
3.830% due 04/20/2032 •		1,600	1,561
3.960% due 07/20/2030 ~		3,500	3,452

Cedar Funding CLO Ltd.
3.840% due 07/17/2031 •		2,400	2,336

Cent CLO Ltd.
3.739% due 07/27/2030 •		3,300	3,242

CIFC Funding Ltd.
3.510% due 01/20/2028 ~		304	301
3.660% due 04/20/2030 ~		300	296
3.733% due 10/24/2030 •		8,350	8,217
3.742% due 04/23/2029 •		1,991	1,969
3.920% due 11/16/2030 •		600	590
3.930% due 07/20/2030 •		5,800	5,708
3.940% due 10/17/2031 •		1,850	1,805

CIT Mortgage Loan Trust
4.434% due 10/25/2037 •		428	426
4.584% due 10/25/2037 •		4,400	4,114

Citigroup Mortgage Loan Trust
3.164% due 01/25/2037 •		43	33
3.264% due 03/25/2037 ~		9,969	8,766
3.434% due 03/25/2037 •		6,221	5,470
3.544% due 12/25/2036 •		997	727
3.579% due 10/25/2036 ~		7,400	7,104
3.784% due 11/25/2046 ~		11,000	9,489
3.789% due 03/25/2037 ~		3,200	2,950

Countrywide Asset-Backed Certificates
3.334% due 03/25/2037 ~		5,552	5,256

Countrywide Asset-Backed Certificates Trust
3.224% due 07/25/2037 •		3,220	2,949
3.284% due 09/25/2037 ~		1,604	1,381
3.625% due 11/25/2034 •		7,502	6,799
3.664% due 08/25/2036 •		66	66

Crestline Denali CLO Ltd.
3.830% due 01/20/2030 •		250	245
3.923% due 10/23/2031 ~		10,200	9,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	8,700	$8,232
1.630% due 09/15/2031 ~		3,100	2,942

Dryden CLO Ltd.
3.731% due 01/17/2033 ~		$1,850	1,775
3.915% due 05/15/2031 •		1,600	1,562

Dryden Euro CLO DAC
0.660% due 04/15/2033 ~	EUR	2,700	2,558
1.071% due 05/15/2032 •		2,200	2,091

Dryden Senior Loan Fund
3.412% due 04/15/2029 ~		$3,729	3,689
4.105% due 08/15/2030 ~		3,310	3,274

Elevation CLO Ltd.
3.733% due 10/25/2030 •		1,250	1,226

Euro-Galaxy CLO DAC
0.765% due 04/24/2034 •	EUR	5,950	5,630

Fremont Home Loan Trust
3.219% due 10/25/2036 ~		$529	474

Galaxy CLO Ltd.
3.482% due 10/15/2030 •		4,400	4,328

Gallatin CLO Ltd.
3.782% due 01/21/2028 ~		3,447	3,432

GoldenTree Loan Management U.S. CLO Ltd.
3.620% due 11/20/2030 ~		17,881	17,446

Greywolf CLO Ltd.
3.943% due 01/27/2031 •		1,497	1,467

GSAA Home Equity Trust
3.684% due 03/25/2037 •		539	239

GSAMP Trust
3.454% due 03/25/2047 •		2,500	2,073
3.604% due 02/25/2046 ~		1,869	1,729
4.059% due 03/25/2035 ^•		1,190	1,077

Halseypoint CLO Ltd.
3.810% due 07/20/2031 ~		14,550	14,364
4.232% due 11/30/2032 ~		2,000	1,953

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	8,100	7,679
0.727% due 10/20/2031 •		4,800	4,555
1.203% due 11/18/2030 •		4,315	4,147
1.770% due 06/26/2030 •		10,283	9,805

Home Equity Asset Trust
3.759% due 02/25/2036 •		$2,802	2,715

Home Equity Mortgage Loan Asset-Backed Trust
3.304% due 04/25/2037 ~		1,818	1,443

HSI Asset Securitization Corp. Trust
3.384% due 07/25/2036 •		7,427	3,583
3.624% due 02/25/2036 •		1,616	1,594

ICG U.S. CLO Ltd.
3.839% due 07/22/2031 •		5,645	5,544

IndyMac INDB Mortgage Loan Trust
3.224% due 07/25/2036 ~		4,068	1,314

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invesco Euro CLO DAC
0.920% due 07/15/2032 ~	EUR	1,200	$1,124

JMP Credit Advisors CLO Ltd.
4.020% due 07/17/2029 ~		$1,269	1,256

JP Morgan Mortgage Acquisition Trust
3.294% due 10/25/2036 •		122	120
3.384% due 07/25/2036 •		13,035	6,492

JPMorgan Mortgage Acquisition Trust
3.364% due 06/25/2037 •		4,500	3,831

Jubilee CLO DAC
0.610% due 04/15/2030 ~	EUR	8,800	8,432
0.650% due 04/15/2031 ~		1,800	1,714
0.650% due 04/15/2031 •		800	746

KKR CLO Ltd.
3.462% due 07/15/2030 ~		$2,600	2,569
3.680% due 07/18/2030 •		3,700	3,629
3.802% due 04/15/2029 •		5,952	5,887

Laurelin DAC
0.767% due 10/20/2031 •	EUR	4,800	4,541

LCM LP
3.608% due 07/19/2027 •		$6,366	6,263
3.642% due 10/15/2031 ~		3,500	3,400
3.750% due 07/20/2031 •		11,400	11,081

LCM Ltd.
3.577% due 07/20/2030 •		14,700	14,459
3.582% due 04/15/2031 •		1,900	1,851
3.780% due 01/20/2031 ~		2,900	2,844
3.790% due 04/20/2031 •		17,700	17,171

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		2,259	1,519

Lehman XS Trust
3.404% due 05/25/2036 •		1,260	1,366
4.292% due 06/25/2036 þ		3,546	3,438

LoanCore Issuer Ltd.
3.834% due 01/17/2037 ~		7,500	7,281

Madison Park Euro Funding DAC
0.750% due 01/15/2032 ~	EUR	4,500	4,247

Madison Park Funding Ltd.
3.262% due 04/15/2029 •		$7,792	7,675
3.589% due 04/22/2027 •		674	664
3.679% due 01/22/2028 ~		3,752	3,688
3.683% due 07/23/2029 •		3,023	2,971
3.700% due 04/20/2032 ~		1,850	1,804
3.739% due 07/27/2031 •		2,150	2,114
3.753% due 04/25/2029 •		1,088	1,069
3.903% due 04/25/2032 •		7,000	6,830

Magnetite Ltd.
3.492% due 04/15/2031 •		1,591	1,566
3.785% due 11/15/2028 •		834	816

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	1,327	1,284
1.690% due 12/15/2031 ~		5,300	5,009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marathon CLO Ltd.
3.662% due 04/15/2029 ~		$1,032	$1,026

Marble Point CLO Ltd.
3.552% due 10/15/2030 ~		7,000	6,891

MASTR Asset-Backed Securities Trust
3.234% due 10/25/2036 ~		1,534	520

MASTR Specialized Loan Trust
3.454% due 01/25/2037 ~		20,508	9,621

MF1 Ltd.
4.660% due 11/15/2035 •		2,824	2,803

MidOcean Credit CLO
3.836% due 01/29/2030 ~		3,275	3,230
3.858% due 07/19/2028 •		408	403

Morgan Stanley ABS Capital, Inc. Trust
3.144% due 05/25/2037 •		398	355

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •		606	207
6.410% due 11/25/2036 þ		1,525	370

Mountain View CLO Ltd.
3.632% due 07/15/2031 ~		3,900	3,799

Neuberger Berman CLO Ltd.
3.670% due 10/18/2029 ~		1,100	1,079
3.750% due 04/20/2031 •		2,950	2,878

New Century Home Equity Loan Trust
3.849% due 02/25/2035 ~		1,380	1,313

NovaStar Mortgage Funding Trust
3.424% due 11/25/2036 ~		8,439	2,979
3.789% due 01/25/2036 ~		1,990	1,974

OAK Hill European Credit Partners DAC
0.777% due 01/20/2032 •	EUR	593	568
0.777% due 01/20/2032 ~		1,977	1,892
0.777% due 01/20/2032 ~		886	846

Oak Hill European Credit Partners DAC
0.787% (EUR003M + 0.740%) due 10/20/2031 ~		3,900	3,702

Oaktree CLO Ltd.
3.830% due 10/20/2032 •		$2,500	2,408
3.869% due 04/22/2030 ~		2,200	2,155

OCP CLO Ltd.
3.830% due 07/20/2029 ~		7,607	7,522

OCP Euro CLO DAC
0.820% due 01/15/2032 •	EUR	20,980	20,146
1.005% due 09/22/2034 •		9,700	9,143

Octagon Investment Partners Ltd.
3.700% due 04/16/2031 •		$11,091	10,899
3.905% due 02/14/2031 •		4,200	4,104

Octagon Loan Funding Ltd.
4.141% due 11/18/2031 ~		6,658	6,504

OZLM Ltd.
3.720% due 10/17/2029 •		3,242	3,187
3.810% due 10/20/2031 •		400	392
3.820% due 04/17/2031 •		8,276	8,067

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.870% due 07/20/2032 •		$3,700	$3,590
4.032% due 10/30/2030 •		1,879	1,854

Palmer Square CLO Ltd.
3.770% due 04/18/2031 •		750	734

Palmer Square European Loan Funding DAC
0.720% due 10/15/2031 •	EUR	9,334	8,874
0.780% due 04/15/2031 ~		7,388	7,094

Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$696	680
3.510% due 07/20/2029 ~		6,514	6,438
3.784% due 05/20/2029 ~		13,057	12,911

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.074% due 09/25/2034 ~		46	46
5.109% due 12/25/2034 •		3,100	2,817

Popular ABS Mortgage Pass-Through Trust
3.394% due 06/25/2047 ^•		2,396	2,195
3.954% due 02/25/2036 ~		4,300	3,994

Rad CLO Ltd.
3.903% due 07/24/2032 •		1,400	1,360

Renaissance Home Equity Loan Trust
4.184% due 09/25/2037 ~		13,906	6,731

Residential Asset Securities Corp. Trust
3.384% due 09/25/2036 ~		8,703	7,554
3.564% due 08/25/2036 •		761	670

Rockford Tower Europe CLO DAC
2.060% due 12/20/2031 •	EUR	1,810	1,728

Saranac CLO Ltd.
4.385% due 08/13/2031 ~		$2,800	2,743

Securitized Asset-Backed Receivables LLC Trust
3.344% due 12/25/2036 •		1,924	1,767
3.524% due 10/25/2036 •		19,406	7,251
3.584% due 05/25/2036 ~		4,146	2,351

Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		19,750	19,396
3.763% due 07/25/2030 •		13,650	13,407
3.773% due 01/23/2029 •		5,157	5,118
3.790% due 01/20/2032 •		1,500	1,467
3.830% due 01/21/2031 ~		3,100	3,036
3.890% due 04/18/2031 ~		5,600	5,462

Soundview Home Loan Trust
3.204% due 11/25/2036 •		446	151

Starwood Commercial Mortgage Trust
4.116% due 07/15/2038 ~		549	547

Stratus CLO Ltd.
3.610% due 12/28/2029 ~		1,188	1,163

Structured Asset Investment Loan Trust
3.804% due 04/25/2033 •		1,217	1,176

Symphony CLO Ltd.
3.392% due 04/15/2028 ~		798	794
3.433% due 07/14/2026 •		201	200

Symphony Static CLO Ltd.
3.613% due 10/25/2029 •		5,878	5,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCI-Symphony CLO Ltd.
3.475% due 10/13/2032 •		$6,300	$6,113

TCW CLO Ltd.
3.753% due 04/25/2031 •		7,000	6,841

THL Credit Wind River CLO Ltd.
3.592% due 04/15/2031 ~		3,700	3,596

TIAA CLO Ltd.
3.910% due 07/20/2031 •		2,200	2,137

TICP CLO Ltd.
3.550% due 04/20/2028 ~		1,568	1,555

Toro European CLO DAC
0.920% due 01/12/2032 ~	EUR	4,900	4,638

Towd Point Mortgage Trust
2.750% due 10/25/2056 ~		$544	537
4.084% due 05/25/2058 ~		5,532	5,436

TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		6,300	6,136

Venture CLO Ltd.
3.392% due 04/15/2027 ~		4,450	4,361
3.392% due 07/15/2027 •		278	278
3.572% due 07/15/2031 ~		3,694	3,621
3.700% due 07/20/2030 •		8,100	7,985
3.760% due 07/20/2030 •		3,200	3,139
3.810% due 01/20/2029 ~		1,373	1,357
3.840% due 04/20/2032 •		9,000	8,816
3.895% due 09/07/2030 ~		2,750	2,702
3.942% due 07/30/2032 ~		14,700	14,224

Vibrant CLO Ltd.
3.830% due 07/20/2032 •		7,500	7,309
4.477% due 06/20/2029 ~		6,893	6,828

VMC Finance LLC
4.184% due 02/18/2039 •		16,275	15,707

Voya CLO Ltd.
3.492% due 06/07/2030 •		1,600	1,575
3.512% due 10/15/2030 •		5,600	5,499
3.583% due 07/14/2031 •		2,477	2,413
3.690% due 04/17/2030 ~		3,652	3,601
3.722% due 10/15/2030 •		8,664	8,598

Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~		2,401	2,380
3.600% due 07/20/2029 •		5,476	5,403
3.620% due 04/20/2028 •		947	941
3.880% due 07/20/2032 ~		7,700	7,444

Wells Fargo Home Equity Asset-Backed Securities Trust
5.484% due 12/25/2034 ~		1,460	1,444

Wind River CLO Ltd.
3.790% due 07/18/2031 •		1,942	1,904

Total Asset-Backed Securities (Cost $1,054,165)			987,660

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$199	$35
1.500% due 07/09/2035 þ		130	24
15.500% due 10/17/2026	ARS	21,780	18
47.331% (BADLARPP) due 10/04/2022 ~		1,800	1

Australia Government International Bond
3.000% due 09/20/2025 (c)	AUD	36,515	24,476

Canada Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	19,522	15,688

France Government International Bond
0.100% due 03/01/2026 (c)(g)	EUR	24,009	23,959
0.100% due 07/25/2031 (c)(g)		48,092	46,398
0.100% due 07/25/2038 (c)(g)		31,917	28,490
0.250% due 07/25/2024 (c)(g)		18,245	18,471
2.100% due 07/25/2023 (c)(g)		44,711	45,112

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		17,270	14,796
1.400% due 05/26/2025 (c)		100,361	98,215

Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	908,063	6,666
0.100% due 03/10/2028 (c)		2,589,975	18,817
0.100% due 03/10/2029 (c)		4,703,811	34,288

Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	442,603	21,869

New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	62,755	35,420
2.500% due 09/20/2035 (c)		4,630	2,569

Peru Government International Bond
5.940% due 02/12/2029	PEN	9,200	2,032

Qatar Government International Bond
3.875% due 04/23/2023		$2,400	2,394

United Kingdom Gilt
0.125% due 03/22/2024 (c)(g)	GBP	34,692	39,556
0.125% due 03/22/2026 (c)		5,001	5,637
0.125% due 08/10/2028 (c)(g)		37,273	41,790
0.125% due 03/22/2058 (c)		12,529	16,362
1.250% due 11/22/2027 (c)		75,899	90,212

Total Sovereign Issues (Cost $784,887)			633,295

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Banco Santander SA
5.250% due 09/29/2023 •(d)(e)		200,000	176

	SHARES	MARKET VALUE (000S)

Bank of America Corp.
5.875% due 03/15/2028 •(d)	3,840,000	$3,309

Total Preferred Securities (Cost $4,048)		3,485

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.9%

REPURCHASE AGREEMENTS (f) 3.1%
		248,996

U.S. TREASURY BILLS 5.8%
2.858% due 10/06/2022 - 12/15/2022 (a)(b)(i)(k)	$466,733	464,552

Total Short-Term Instruments (Cost $713,511)		713,548

Total Investments in Securities (Cost $10,528,181)		9,509,358

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	8,944	87

Total Short-Term Instruments (Cost $87)		87

Total Investments in Affiliates (Cost $87)		87

Total Investments 119.5% (Cost $10,528,268)		$9,509,445

Financial Derivative Instruments (h)(j) (7.0)% (Cost or Premiums, net $19,232)		(553,984)

Other Assets and Liabilities, net (12.5)%		(998,356)

Net Assets 100.0%		$7,957,105

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	2.930%	10/03/2022	10/04/2022	$69,100	U.S. Treasury Bonds 1.875% due 11/15/2051	$(68,262)	$69,100	$69,100
FICC	1.150	09/30/2022	10/03/2022	11,096	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(302)	296	296
					U.S. Treasury Notes 2.250% due 08/15/2027	(11,016)	10,800	10,800
MBC	2.970	09/30/2022	10/03/2022	168,800	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024	(127,049)	168,800	168,842
					U.S. Treasury Notes 1.000% due 12/15/2024	(47,004)

Total Repurchase Agreements						$(253,633)	$248,996	$249,038

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JPS	2.350%	09/29/2022	10/06/2022		$(144,865)	$(144,903)
	2.720	09/26/2022	10/03/2022		(68,978)	(69,015)
MEI	0.480	09/14/2022	10/13/2022	EUR	(171,742)	(168,359)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
STR	3.010%	09/30/2022	10/03/2022		$(288,794)	$(288,866)
	3.020	10/03/2022	10/04/2022		(346,553)	(346,553)
UBS	2.460	09/20/2022	11/08/2022	GBP	(44,159)	(49,349)

Total Reverse Repurchase Agreements						$(1,067,045)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2052	$2,000	$(1,773)	$(1,799)

Total Short Sales 0.0%				$(1,773)	$(1,799)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$69,100	$0	$0	$69,100	$(68,262)	$838
FICC	11,096	0	0	11,096	(11,318)	(222)
JPS	0	(213,918)	0	(213,918)	212,428	(1,490)
MBC	168,842	0	0	168,842	(174,053)	(5,211)
MEI	0	(168,359)	0	(168,359)	168,122	(237)
STR	0	(635,419)	0	(635,419)	293,737	(341,682)
UBS	0	(49,349)	0	(49,349)	49,648	299

Total Borrowings and Other Financing Transactions	$249,038	$(1,067,045)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(502,784)	$0	$0	$(502,784)
Sovereign Issues	0	(168,359)	(49,349)	0	(217,708)

Total Borrowings	$0	$(671,143)	$(49,349)	$0	$(720,492)

Payable for reverse repurchase agreements(4)					$(720,492)

(g)

Securities with an aggregate market value of $723,340 and cash of $595 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,660,352) at a weighted average interest rate of 0.939%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(346,553) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas December 2022 Futures	$15.000	11/25/2022	144	$1,440	$439	$217

Total Purchased Options					$439	$217

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2022 Futures	$1,900.000	11/22/2022	291	$29	$(124)	$(93)
Call - CMX Gold December 2022 Futures	2,000.000	11/22/2022	291	29	(724)	(35)
Call - CMX Gold December 2022 Futures	2,100.000	11/22/2022	268	27	(871)	(16)
Call - CMX Gold December 2022 Futures	2,200.000	11/22/2022	517	52	(1,267)	(16)
Call - CMX Gold November 2022 Futures	1,800.000	10/26/2022	221	22	(200)	(60)
Put - NYMEX Crude December 2022 Futures	80.000	11/16/2022	32	32	(124)	(222)
Call - NYMEX Crude December 2022 Futures	95.000	11/16/2022	12	12	(34)	(20)
Call - NYMEX Crude December 2022 Futures	96.000	11/16/2022	36	36	(96)	(55)
Call - NYMEX Crude December 2022 Futures	100.000	11/16/2022	149	149	(576)	(165)
Call - NYMEX Crude December 2022 Futures	102.000	11/16/2022	33	33	(108)	(31)
Put - NYMEX Crude December 2023 Futures	65.000	11/15/2023	10	10	(106)	(115)
Put - NYMEX Crude June 2023 Futures	70.000	05/17/2023	15	15	(144)	(157)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	48	48	(354)	(626)
Call - NYMEX Crude November 2022 Futures	99.000	10/17/2022	12	12	(27)	(2)
Call - NYMEX Crude November 2022 Futures	100.000	10/17/2022	28	28	(59)	(5)
Call - NYMEX Crude November 2022 Futures	105.000	10/17/2022	8	8	(19)	(1)
Put - NYMEX Natural Gas December 2022 Futures	6.000	11/25/2022	880	8,800	(3,968)	(4,324)
Put - NYMEX Natural Gas December 2022 Futures	6.500	11/25/2022	851	8,510	(3,748)	(6,276)
Put - NYMEX Natural Gas December 2022 Futures	7.000	11/25/2022	99	990	(514)	(1,021)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	21	210	(191)	(65)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	21	210	(180)	(102)
Put - NYMEX Natural Gas November 2022 Futures	8.000	10/26/2022	176	1,760	(1,020)	(2,739)
Call - NYMEX Natural Gas November 2022 Futures	10.000	10/26/2022	24	240	(54)	(25)
Call - NYMEX WTI-Brent Crude Spread October 2022 Futures	5.000	10/28/2022	26	26	(38)	(5)
Put - NYMEX WTI-Brent Crude Spread October 2022 Futures	8.000	10/28/2022	26	26	(23)	(8)

Total Written Options					$(14,569)	$(16,184)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	03/2023	2,472	$588,712	$(4,694)	$696	$0
Arabica Coffee March Futures	03/2023	87	6,934	66	0	(140)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	12	39	22	2	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	12	37	20	2	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	12	34	17	1	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	12	40	23	3	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	12	39	22	2	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	12	37	21	2	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	12	38	21	2	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	12	40	24	3	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	12	38	22	2	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	12	35	18	2	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	12	36	19	2	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	12	36	20	2	0
Brent Crude January Futures	11/2022	7	585	(30)	0	(14)
Brent Crude June Futures	04/2023	1,193	93,006	(9,146)	0	(2,052)
Brent Crude June Futures	04/2024	175	12,682	(2,289)	0	(257)
Brent Crude March Futures	01/2024	67	4,922	(662)	0	(103)
Brent Crude September Futures	07/2023	67	5,104	(713)	0	(109)
California Carbon Allowance December Futures	12/2023	1,047	30,164	64	304	0
California Carbon Allowance Vintage December Futures	12/2022	2,269	60,696	(665)	613	0
Cocoa December Futures	12/2022	248	5,838	(93)	67	0
Copper December Futures	12/2022	88	7,508	(205)	0	(12)
Corn March Futures	03/2023	199	6,806	7	79	0
Cotton No. 2 March Futures	03/2023	14	584	(194)	5	0
Euro-Bund 10-Year Bond December Futures	12/2022	1,015	137,763	(6,825)	985	(408)
Euro-Mill Wheat December Futures	12/2022	230	4,021	(268)	51	(18)
European Climate Exchange December Futures	12/2022	61	3,989	(669)	94	0
European Climate Exchange December Futures	12/2023	2	137	(38)	3	0
Gas Oil January Futures	01/2023	140	12,422	(879)	0	(266)
Gas Oil March Futures	03/2023	141	12,080	(878)	0	(204)
Hard Red Winter Wheat December Futures	12/2022	7	344	3	6	0
Hard Red Winter Wheat July Futures	07/2023	14	667	82	6	0
Henry Hub Natural Gas April Futures	03/2024	39	422	(16)	2	0
Henry Hub Natural Gas August Futures	07/2024	39	435	(2)	1	0
Henry Hub Natural Gas December Futures	11/2024	39	502	64	1	0
Henry Hub Natural Gas February Futures	01/2024	39	535	97	7	0
Henry Hub Natural Gas January Futures	12/2023	39	554	117	8	0
Henry Hub Natural Gas July Futures	06/2024	39	431	(6)	1	0
Henry Hub Natural Gas June Futures	05/2024	39	424	(14)	1	0
Henry Hub Natural Gas March Futures	02/2024	39	490	52	5	0
Henry Hub Natural Gas May Futures	04/2024	39	416	(21)	1	0
Henry Hub Natural Gas November Futures	10/2024	39	464	27	1	0
Henry Hub Natural Gas October Futures	09/2024	39	440	2	1	0
Henry Hub Natural Gas September Futures	08/2024	39	433	(4)	1	0
Iron Ore January Futures	01/2023	742	6,892	(430)	0	(13)
Iron Ore November Futures	11/2022	447	4,213	(719)	0	(4)
Live Cattle December Futures	12/2022	342	20,116	(365)	0	(99)
Low Sulphur Gasoil 1st Line vs Brent 1st Line April Futures	04/2023	9	306	32	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	9	293	19	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	9	284	10	3	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line February Futures	02/2023	1	36	4	4	0

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Low Sulphur Gasoil 1st Line vs Brent 1st Line January Futures	01/2023	1	$37	$5	$5	$0
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	9	295	21	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	9	296	22	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line March Futures	03/2023	1	35	2	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	9	300	25	2	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	9	285	11	3	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	9	289	15	3	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	9	291	17	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) April Futures	04/2023	53	1,811	(106)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) August Futures	08/2023	53	1,763	(154)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) December Futures	12/2023	53	1,782	(135)	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) February Futures	02/2023	53	1,923	6	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) January Futures	01/2023	53	1,928	11	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) July Futures	07/2023	53	1,761	(156)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) June Futures	06/2023	53	1,764	(153)	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) March Futures	03/2023	53	1,866	(51)	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) May Futures	05/2023	53	1,775	(142)	0	(15)
Mont Belvieu LDH Propane 5 Decimal (OPIS) November Futures	11/2023	53	1,779	(138)	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) October Futures	10/2023	53	1,775	(142)	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) September Futures	09/2023	53	1,770	(147)	0	(10)
Natural Gas April Futures	03/2024	1	89	(39)	0	(5)
Natural Gas December Futures	11/2023	2	259	(18)	0	(33)
Natural Gas February Futures	01/2023	144	9,989	23	0	(104)
Natural Gas June Futures	05/2023	4	502	(65)	0	(71)
Natural Gas June Futures	05/2024	1	68	(60)	0	(6)
Natural Gas March Futures	02/2023	7	993	(131)	0	(161)
Natural Gas May Futures	04/2023	4	522	(63)	0	(74)
Natural Gas May Futures	04/2023	12	574	38	6	0
Natural Gas May Futures	04/2024	1	74	(58)	0	(6)
Natural Gas November Futures	10/2022	4	271	(3)	0	(4)
Natural Gas November Futures	10/2023	2	248	(20)	0	(32)
Natural Gas October Futures	09/2023	2	255	(22)	0	(33)
Natural Gas October Futures	09/2023	98	4,866	(512)	53	0
Natural Gas October Futures	09/2024	51	2,300	(45)	6	0
New York Harbor ULSD March Futures	02/2023	27	3,341	(397)	0	(79)
RBOB Gasoline December Futures	11/2022	19	1,819	(40)	0	(27)
RBOB Gasoline June Futures	05/2023	35	3,488	(429)	0	(40)
RBOB Gasoline March Futures	02/2023	7	654	4	0	(10)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line April Futures	04/2023	11	(75)	(18)	0	(9)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line August Futures	08/2023	11	(72)	(15)	0	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	14	(100)	(50)	3	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2023	11	(74)	(16)	6	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	11	(82)	(25)	0	(6)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line January Futures	01/2023	11	(81)	(24)	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line July Futures	07/2023	11	(72)	(15)	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line June Futures	06/2023	11	(71)	(14)	0	(2)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	11	(80)	(23)	0	(12)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line May Futures	05/2023	11	(72)	(14)	0	(5)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	14	(100)	(50)	5	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2023	11	$(72)	$(15)	$4	$0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	14	(124)	(75)	7	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2023	11	(74)	(17)	3	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line September Futures	09/2023	11	(73)	(16)	2	0
Soybean January Futures	01/2023	353	24,278	(1,257)	0	(794)
Soybean March Futures	03/2023	1	69	(2)	0	(2)
Soybean Meal January Futures	01/2023	1,112	44,625	(1,932)	0	(411)
Soybean Meal March Futures	03/2023	23	914	(19)	0	(6)
Soybean November Futures	11/2023	19	1,274	(29)	0	(21)
Soybean Oil March Futures	03/2023	69	2,489	(143)	0	(88)
U.S. Treasury 5-Year Note December Futures	12/2022	5,410	581,617	(21,107)	0	(1,437)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	655	89,735	(3,029)	34	(678)
Wheat December Futures	12/2022	127	5,852	638	155	(3)
Wheat July Futures	07/2023	20	912	84	13	0
WTI Crude December Futures	11/2022	1,209	95,172	(10,631)	0	(2,055)
WTI Crude December Futures	11/2023	459	31,974	(5,168)	0	(652)
WTI Crude December Futures	11/2025	75	4,676	(673)	0	(79)
WTI Crude March Futures	02/2023	104	7,859	(1,300)	0	(171)
WTI Crude November Futures	10/2022	2	159	(28)	0	(3)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	10	19	2	1	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	10	20	3	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	10	20	3	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	10	20	3	1	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2022	10	21	4	1	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	10	20	2	1	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	10	19	2	1	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	10	20	2	1	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	10	19	2	1	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	10	20	3	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	10	20	3	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	10	20	2	1	0
WTI-Brent April Futures	04/2023	10	(44)	7	2	0
WTI-Brent August Futures	08/2023	10	(47)	4	1	0
WTI-Brent December Futures	12/2023	10	(48)	3	1	0
WTI-Brent February Futures	02/2023	10	(43)	8	2	0
WTI-Brent January Futures	01/2023	10	(44)	7	2	0
WTI-Brent July Futures	07/2023	10	(47)	4	2	0
WTI-Brent June Futures	06/2023	10	(47)	4	2	0
WTI-Brent March Futures	03/2023	10	(44)	7	2	0
WTI-Brent May Futures	05/2023	10	(45)	6	2	0
WTI-Brent November Futures	11/2023	10	(48)	3	1	0
WTI-Brent October Futures	10/2023	10	(48)	3	2	0
WTI-Brent September Futures	09/2023	10	(48)	3	2	0
Zinc January Futures	01/2023	17	1,258	(65)	0	(65)

				$(76,914)	$3,323	$(11,023)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum January Futures	01/2023	478	$(25,917)	$835	$979	$(144)
Arabica Coffee December Futures	12/2022	83	(6,896)	(401)	129	0
Australia Government 3-Year Bond December Futures	12/2022	371	(25,288)	251	0	(118)

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2022	137	$(10,263)	$189	$0	$(169)
Brent (ICE) Calendar Swap April Futures	04/2023	18	(1,403)	28	31	0
Brent (ICE) Calendar Swap August Futures	08/2023	18	(1,362)	70	29	0
Brent (ICE) Calendar Swap December Futures	12/2023	18	(1,329)	102	28	0
Brent (ICE) Calendar Swap February Futures	02/2023	18	(1,433)	(1)	33	0
Brent (ICE) Calendar Swap January Futures	01/2023	18	(1,452)	(21)	34	0
Brent (ICE) Calendar Swap July Futures	07/2023	18	(1,371)	60	29	0
Brent (ICE) Calendar Swap June Futures	06/2023	18	(1,381)	50	30	0
Brent (ICE) Calendar Swap March Futures	03/2023	18	(1,417)	15	32	0
Brent (ICE) Calendar Swap May Futures	05/2023	18	(1,392)	39	30	0
Brent (ICE) Calendar Swap November Futures	11/2023	18	(1,338)	94	28	0
Brent (ICE) Calendar Swap October Futures	10/2023	18	(1,346)	85	28	0
Brent (ICE) Calendar Swap September Futures	09/2023	18	(1,354)	77	28	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	56	(157)	60	0	(3)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	88	(169)	136	8	0
Brent Crude December Futures	10/2022	1,054	(89,738)	12,072	2,150	0
Brent Crude December Futures	10/2023	713	(53,332)	6,487	1,119	0
Brent Crude December Futures	10/2024	186	(13,171)	1,964	249	0
Brent Crude December Futures	10/2025	33	(2,256)	23	37	0
Call Options Strike @ USD 100.000 on Brent Crude June 2023 Futures (1)	04/2023	57	(292)	141	15	0
Call Options Strike @ USD 104.000 on Brent Crude January 2023 Futures (1)	11/2022	24	(36)	22	6	0
Call Options Strike @ USD 106.000 on Brent Crude December 2022 Futures (1)	10/2022	31	(14)	57	3	0
Call Options Strike @ USD 113.000 on Brent Crude December 2022 Futures (1)	10/2022	17	(4)	36	1	0
Call Options Strike @ USD 98.000 on Brent Crude January 2023 Futures (1)	11/2022	12	(29)	0	5	0
Cocoa March Futures	03/2023	218	(5,101)	109	0	(57)
Copper December Futures	12/2022	20	(3,790)	454	490	(35)
Corn December Futures	12/2022	1,446	(48,983)	(5,793)	0	(578)
Corn December Futures	12/2023	87	(2,683)	2	0	(12)
Euro-Bobl December Futures	12/2022	1,094	(128,393)	3,510	32	(633)
Euro-BTP December Futures	12/2022	1,368	(150,133)	6,596	590	(1,542)
Euro-BTP Italy Government Bond December Futures	12/2022	890	(91,865)	1,186	0	(480)
Euro-Buxl 30-Year Bond December Futures	12/2022	922	(132,505)	12,327	2,747	(1,012)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	920	(119,125)	5,585	478	(820)
Euro-Schatz December Futures	12/2022	3,101	(325,689)	3,187	0	(744)
European Climate Exchange December Futures	12/2024	2	(146)	37	0	(3)
Gas Oil December Futures	12/2022	19	(1,714)	145	38	0
Gas Oil December Futures	12/2023	20	(1,575)	0	17	0
Gas Oil December Futures	12/2024	8	(593)	73	5	0
Gas Oil February Futures	02/2023	223	(19,451)	1,337	374	0
Gold 100 oz. December Futures	12/2022	377	(63,034)	1,048	0	(128)
Hard Red Winter Wheat December Futures	12/2022	145	(7,188)	(863)	2	(175)
Hard Red Winter Wheat March Futures	03/2023	24	(1,182)	(142)	0	(25)
Henry Hub Natural Gas April Futures	03/2023	46	(562)	92	0	(5)
Henry Hub Natural Gas April Futures	03/2025	26	(275)	10	1	0
Henry Hub Natural Gas August Futures	07/2023	47	(579)	89	0	(7)
Henry Hub Natural Gas August Futures	07/2025	26	(283)	2	1	0
Henry Hub Natural Gas December Futures	11/2023	47	(651)	16	0	(10)
Henry Hub Natural Gas December Futures	11/2025	26	(323)	(38)	1	0
Henry Hub Natural Gas February Futures	01/2023	44	(763)	(137)	8	0
Henry Hub Natural Gas February Futures	01/2025	26	(334)	(49)	0	0
Henry Hub Natural Gas January Futures	12/2022	47	(852)	(184)	9	0
Henry Hub Natural Gas January Futures	12/2024	26	(345)	(60)	0	0
Henry Hub Natural Gas July Futures	06/2023	47	(577)	90	0	(7)
Henry Hub Natural Gas July Futures	06/2025	26	(282)	3	1	0
Henry Hub Natural Gas June Futures	05/2023	46	(558)	96	0	(6)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas June Futures	05/2025	26	$(277)	$8	$1	$0
Henry Hub Natural Gas March Futures	02/2023	47	(708)	(41)	4	0
Henry Hub Natural Gas March Futures	02/2025	26	(311)	(26)	1	0
Henry Hub Natural Gas May Futures	04/2023	47	(562)	105	0	(6)
Henry Hub Natural Gas May Futures	04/2025	26	(273)	13	1	0
Henry Hub Natural Gas November Futures	10/2023	46	(605)	48	0	(12)
Henry Hub Natural Gas November Futures	10/2025	26	(299)	(13)	1	0
Henry Hub Natural Gas October Futures	09/2023	47	(583)	84	0	(6)
Henry Hub Natural Gas October Futures	09/2025	26	(285)	0	1	0
Henry Hub Natural Gas September Futures	08/2023	46	(563)	91	0	(6)
Henry Hub Natural Gas September Futures	08/2025	26	(282)	4	1	0
Japan Government 10-Year Bond December Futures	12/2022	521	(533,851)	114	0	(1,152)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini April Futures	04/2023	9	(305)	(14)	6	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	9	(300)	(9)	2	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	9	(291)	(1)	2	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini February Futures	02/2023	1	(35)	(2)	0	(2)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini January Futures	01/2023	1	(36)	(3)	0	(3)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	9	(301)	(10)	3	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	9	(301)	(10)	4	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini March Futures	03/2023	1	(34)	(2)	0	(2)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	9	(301)	(11)	5	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	9	(292)	(2)	2	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	9	(296)	(6)	2	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	9	(298)	(8)	2	(1)
Lead January Futures	01/2023	276	(13,160)	(460)	42	(502)
Lean Hogs December Futures	12/2022	525	(16,007)	2,167	0	(105)
Natural Gas April Futures	03/2023	3	(392)	107	58	0
Natural Gas August Futures	07/2023	6	(777)	88	103	0
Natural Gas December Futures	11/2022	40	(5,694)	373	968	0
Natural Gas December Futures	11/2022	220	(15,543)	212	169	0
Natural Gas December Futures	11/2022	20	(3,449)	368	705	0
Natural Gas February Futures	01/2024	1	(117)	2	14	0
Natural Gas January Futures	12/2022	211	(15,291)	952	154	0
Natural Gas January Futures	12/2023	110	(6,250)	188	0	(95)
Natural Gas January Futures	12/2023	1	(127)	(1)	15	0
Natural Gas January Futures	12/2024	51	(2,706)	9	0	(3)
Natural Gas July Futures	06/2023	6	(776)	89	104	0
Natural Gas March Futures	02/2023	32	(1,929)	(20)	12	0
Natural Gas March Futures	02/2024	1	(115)	11	14	0
Natural Gas September Futures	08/2023	6	(755)	83	98	0
New York Harbor ULSD December Futures	11/2022	33	(4,334)	357	111	0
New York Harbor ULSD June Futures	05/2023	35	(4,066)	763	90	0
Nickel January Futures	01/2023	26	(3,297)	280	280	0
Platinum January Futures	01/2023	101	(4,338)	(43)	6	0
Put Options Strike @ USD 75.000 on Brent Crude June 2023 Futures(1)	04/2023	90	(956)	(309)	0	(81)
Put Options Strike @ USD 80.000 on Brent Crude June 2023 Futures(1)	04/2023	81	(1,072)	(324)	0	(83)

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures(1)	04/2023	317	$(5,148)	$(1,381)	$0	$(358)
Put Options Strike @ USD 87.000 on Brent Crude June 2023 Futures(1)	04/2023	157	(2,752)	(740)	0	(184)
Silver December Futures	12/2022	92	(8,758)	(104)	0	(150)
Soybean Oil January Futures	01/2023	113	(4,128)	206	151	0
Sugar No. 11 March Futures	02/2023	157	(3,109)	16	16	0
U.S. Treasury 2-Year Note December Futures	12/2022	3,131	(643,078)	(75)	15	(400)
U.S. Treasury 10-Year Note December Futures	12/2022	5,508	(617,240)	29,467	2,152	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	1,450	(171,802)	10,920	725	0
U.S. Treasury 30-Year Bond December Futures	12/2022	2,827	(357,350)	21,605	1,494	(99)
United Kingdom Long Gilt December Futures	12/2022	552	(59,415)	8,640	475	0
Wheat March Futures	03/2023	144	(6,710)	(747)	0	(173)
WTI Crude December Futures	11/2022	395	(31,094)	4,248	671	0
WTI Crude December Futures	11/2024	153	(9,995)	1,529	185	0
WTI Crude June Futures	05/2023	717	(52,341)	7,632	1,097	0

				$137,615	$19,817	$(10,141)

Total Futures Contracts				$60,701	$23,140	$(21,164)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	2,700	$18	$(16)	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		$2,400	(133)	144	11	0	0

							$(115)	$128	$13	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	28,800	$8,846	$4	$8,850	$0	$(62)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	77	32	0	(24)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	25	14	0	(6)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(2,984)	(2,984)	119	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	931	1,022	0	(62)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$12,400	604	500	1,104	40	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	58	40	98	3	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		50,400	0	4,451	4,451	188	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		27,000	0	2,379	2,379	101	0
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		10,400	0	(2,410)	(2,410)	0	(120)
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		5,500	0	(1,360)	(1,360)	0	(63)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(127)	(140)	6	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(944)	(1,000)	57	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(1,819)	(1,937)	108	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(1,242)	(1,354)	63	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(1,807)	(1,899)	109	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	1.000%	Annual	05/18/2027	EUR	11,200	$(42)	$(806)	$(848)	$47	$0
Pay	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	108	115	0	(142)
Pay	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	21	21	0	(123)
Pay	CPTFEMU	2.359	Maturity	08/15/2030		12,400	137	(23)	114	0	(138)
Receive	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(4,949)	(5,181)	417	0
Pay	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	(46)	51	0	(225)
Pay	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(395)	(395)	0	(549)
Pay	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	(161)	(281)	0	(149)
Pay	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	6	6	0	(112)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	604	597	0	(61)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(179)	(152)	295	0
Receive	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(319)	(312)	36	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	26	28	40	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	305	109	106	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	25	29	27	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(84)	(84)	31	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		$63,290	0	5,352	5,352	0	(2)
Pay	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	1,057	1,053	12	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	813	813	11	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	1,234	1,234	17	0
Pay	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	717	717	0	(17)
Pay	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,673	1,673	0	(49)
Pay	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	644	644	0	(19)
Pay	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	670	672	0	(19)
Pay	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	726	726	0	(22)
Pay	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	12,283	12,283	0	(291)
Pay	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	2,946	2,946	0	(70)
Pay	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,193	5,193	0	(129)
Receive	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(2,664)	(2,594)	114	0
Receive	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(791)	(791)	30	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,179)	(1,179)	45	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,197)	(1,197)	46	0
Receive	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,436)	(1,436)	52	0
Receive	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(3,830)	(3,830)	116	0
Receive	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(10,749)	(10,728)	384	0
Pay	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,079	3,079	0	(147)
Pay	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(3)	749	746	0	(26)
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	(730)	(730)	108	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(738)	(722)	79	0
Pay	UKRPI	4.480	Maturity	09/15/2023	GBP	7,400	0	879	879	15	0
Pay	UKRPI	6.290	Maturity	03/15/2024		43,200	(22)	2,113	2,091	97	0
Pay	UKRPI	6.440	Maturity	05/15/2024		10,800	0	377	377	21	0
Pay	UKRPI	6.600	Maturity	05/15/2024		46,200	59	1,393	1,452	91	0
Pay	UKRPI	5.200	Maturity	06/15/2024		13,000	0	398	398	24	0
Pay	UKRPI	5.330	Maturity	06/15/2024		36,700	0	1,022	1,022	67	0
Receive	UKRPI	3.330	Maturity	01/15/2025		84,100	2,506	(16,086)	(13,580)	0	(407)
Pay	UKRPI	4.735	Maturity	12/15/2026		17,000	(216)	1,767	1,551	168	0
Receive	UKRPI	3.400	Maturity	01/15/2030		35,790	(15)	(7,332)	(7,347)	0	(658)
Receive	UKRPI	3.480	Maturity	01/15/2030		20,000	214	(4,146)	(3,932)	0	(370)
Receive	UKRPI	3.346	Maturity	05/15/2030		10,200	25	(2,260)	(2,235)	0	(213)
Receive	UKRPI	3.325	Maturity	08/15/2030		25,090	236	(5,689)	(5,453)	0	(671)
Receive	UKRPI	3.624	Maturity	02/15/2031		17,800	0	(3,762)	(3,762)	0	(426)
Receive	UKRPI	3.750	Maturity	04/15/2031		35,630	21	(7,110)	(7,089)	0	(955)
Receive	UKRPI	4.066	Maturity	09/15/2031		19,500	0	(2,782)	(2,782)	0	(570)
Receive	UKRPI	4.140	Maturity	10/15/2031		19,300	(228)	(2,348)	(2,576)	0	(563)
Pay	UKRPI	4.300	Maturity	01/15/2032		8,500	19	768	787	256	0
Pay	UKRPI	4.125	Maturity	09/15/2032		9,480	0	339	339	320	0
Pay	UKRPI	4.130	Maturity	09/15/2032		36,920	3	1,300	1,303	1,247	0
Receive	UKRPI	3.566	Maturity	03/15/2036		4,300	0	(909)	(909)	0	(266)
Receive	UKRPI	3.580	Maturity	03/15/2036		10,300	(60)	(2,094)	(2,154)	0	(639)

							$11,480	$(40,493)	$(29,013)	$5,113	$(8,365)

Total Swap Agreements							$11,365	$(40,365)	$(29,000)	$5,113	$(8,365)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$217	$23,227	$5,113	$28,557	$(16,184)	$(22,340)	$(8,365)	$(46,889)

(i)

Securities with an aggregate market value of $36,345 and cash of $104,028 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $87 and liability of $(1,176) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2022		DKK	2,318,528	$		313,414	$7,801	$0
	10/2022		EUR	71			71	2	0
	10/2022	$		2,065		EUR	2,064	0	(43)
	10/2022			2,967		GBP	2,534	0	(138)
	11/2022		NOK	2,095	$		217	24	0
	12/2022		EUR	1,921			1,969	78	0
	12/2022		ILS	449			133	6	0
BPS	10/2022		CAD	5,848			4,434	201	0
	10/2022		EUR	1,202			1,199	21	0
	10/2022		GBP	2,098			2,427	84	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2022		NZD	91,535	$		55,983	$4,755	$0
	10/2022	$		5,654		EUR	5,813	74	(30)
	10/2022			17,353		GBP	15,463	260	(348)
	10/2022			3,140		JPY	449,500	0	(34)
	12/2022			695		EUR	660	0	(45)
CBK	10/2022		AUD	690	$		470	29	0
	10/2022		EUR	142,795			143,232	3,286	0
	10/2022		JPY	3,726,637			27,001	1,252	0
	10/2022		PEN	2,978			768	20	0
	10/2022		PLN	281			60	3	0
	10/2022	$		980		EUR	963	0	(36)
	10/2022			2,513		GBP	2,210	7	(52)
	10/2022			1,072		NZD	1,910	0	(3)
	10/2022			768		PEN	2,978	0	(21)
	11/2022		GBP	9,498	$		10,375	0	(237)
	11/2022	$		1,287		GBP	1,164	13	0
	12/2022		MXN	590,263	$		28,951	0	(7)
	12/2022	$		762		PEN	2,978	0	(21)
DUB	10/2022			6,740		MXN	140,463	205	0
GLM	10/2022		DKK	5,050	$		679	14	0
	10/2022		EUR	324			331	12	0
	10/2022	$		1,503		EUR	1,500	0	(33)
	11/2022		EUR	486	$		600	123	0
	12/2022			530			660	138	0
	12/2022		PEN	14,480			3,637	30	0
JPM	10/2022		CAD	9,673			7,476	473	0
	10/2022		SGD	144			102	2	0
	10/2022	$		22,344		DKK	165,550	0	(522)
	10/2022			8,440		EUR	8,432	0	(176)
	11/2022		EUR	38	$		44	6	0
	11/2022	$		398		EUR	407	2	0
	12/2022		EUR	405	$		423	24	0
	12/2022		KRW	121,918			91	6	0
	12/2022		TWD	6,516			210	4	0
MBC	10/2022		EUR	982			964	12	(10)
	10/2022		GBP	5,730			6,216	0	(182)
	10/2022	$		5,916		CAD	8,104	0	(49)
	10/2022			16,703		EUR	17,157	211	(99)
	10/2022			9,219		GBP	8,449	325	(110)
	10/2022			2,645		JPY	381,300	0	(10)
	10/2022			17,368		NZD	28,934	0	(1,175)
	11/2022		CAD	8,105	$		5,916	49	0
	11/2022		GBP	1,165			1,262	0	(40)
	11/2022		NZD	6,971			3,966	65	0
	11/2022	$		3,415		DKK	25,930	10	0
	11/2022			5,987		GBP	5,511	170	0
	12/2022			3,505		EUR	3,072	0	(480)
MYI	10/2022		AUD	14,201	$		9,875	791	0
	10/2022		GBP	33,472			38,105	732	0
	10/2022	$		17,357		AUD	26,736	0	(255)
	10/2022			279,587		DKK	2,158,408	4,920	0
	10/2022			310,237		EUR	321,555	4,903	0
	10/2022			137,037		GBP	126,580	4,301	(6)
	10/2022			16,633		JPY	2,398,464	0	(61)
	10/2022			573		MXN	11,710	6	0
	11/2022		AUD	26,736	$		17,363	256	0
	11/2022		DKK	2,153,990			279,586	0	(4,896)
	11/2022		EUR	322,643			311,931	0	(4,907)
	11/2022		GBP	126,317			136,818	0	(4,310)

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2022		JPY	2,392,052	$		16,633	$61	$0
	12/2022		TWD	778			26	1	0
RBC	10/2022		GBP	112			130	5	0
	12/2022	$		2,091		EUR	1,952	0	(169)
SCX	10/2022		AUD	1,542	$		1,071	85	0
	10/2022	$		4,293		AUD	6,631	0	(52)
	10/2022			1,636		EUR	1,635	0	(34)
	11/2022		AUD	6,631	$		4,295	52	0
	12/2022		KRW	164,122			123	9	0
	12/2022		TWD	2,518			82	3	0
SOG	10/2022		EUR	204,872			206,169	5,385	0
TOR	10/2022		AUD	22,287			15,575	1,319	0
	10/2022		CAD	6,572			5,060	302	0
	10/2022		JPY	5,359,444			39,254	2,223	0
	10/2022	$		10,251		CAD	13,989	0	(124)
	10/2022			77		GBP	71	3	0
	11/2022		CAD	13,991	$		10,251	123	0
UAG	10/2022		EUR	9,321			9,033	0	(102)
	10/2022		GBP	115,291			134,144	5,416	0
	10/2022	$		3,469		AUD	5,354	0	(44)
	10/2022			45,330		JPY	6,536,092	0	(169)
	11/2022		AUD	5,354	$		3,470	44	0
	11/2022		GBP	4,870			5,285	0	(155)
	11/2022		JPY	6,518,611			45,329	169	0
	11/2022		NZD	60,691			34,749	781	0
	11/2022	$		9,052		EUR	9,321	102	0

Total Forward Foreign Currency Contracts								$51,789	$(19,185)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC QS Co. December 2022 Futures «	$ 30.000	12/31/2022	13	$75	$150

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	8,950	$7	$3,995
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	11,760	896	5,245
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	161,000	805	6
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,740	428	2,560
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	312,300	1,718	34
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	20,100	1,248	4,080

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	04/26/2023	99,300	$1,060	$203
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	332,800	2,030	19
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	160,500	820	6
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	8,600	627	3,848
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	283,700	3,404	769
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	8,082

							$15,637	$28,847

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	127	$16	$17
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	190	23	26

					$39	$43

Total Purchased Options					$15,751	$29,040

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC California Carbon Allowance Vintage December 2022 Futures	$25.000	12/15/2022	100	$(109)	$(94)
	Call - OTC California Carbon Allowance Vintage December 2022 Futures	30.000	12/15/2022	52	(76)	(22)
GST	Put - OTC Copper December 2022 Futures	8,000.000	12/07/2022	1	(479)	(596)
	Call - OTC QS Co. December 2022 Futures «	30.000	12/31/2022	32	(102)	(389)

					$(766)	$(1,101)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	4,900	$(6)	$(5)
BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	5,100	(6)	(5)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	5,700	(14)	(11)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	8,800	(11)	(21)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	13,600	(20)	(28)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	11,300	(17)	(1)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	24,700	(28)	(24)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	24,800	(38)	(41)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	10,300	(18)	(10)

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350%	11/16/2022	11,800	$(14)	$(14)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	5,100	(5)	(5)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	6,400	(10)	(8)

						$(187)	$(173)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(500)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(1)

						$(1,608)	$(501)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	26,900	$0	$(7,062)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	35,210	(874)	(9,249)
BRC	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	35,200	(805)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,190	(421)	(4,516)
CBK	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	69,200	(1,713)	(45)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(7,067)
GLM	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	55,200	(1,090)	(276)
JPM	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	73,800	(2,042)	(29)
MYC	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	35,100	(820)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	25,800	(626)	(6,773)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(14,717)
	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	156,400	(3,410)	(984)

							$(15,703)	$(50,736)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC GOLDLNPM Index	2,500.000	03/28/2023	4	$(252)	$(13)
MYC	Call - OTC BCOMTR Index	125.925	12/16/2022	1,019	(2,259)	(1,668)
	Call - OTC BCOMTR Index	130.560	02/08/2023	87	(154)	(167)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	80	(299)	(292)
	Put - OTC BCOMTR Index	105.000	03/16/2023	152	(445)	(772)

					$(3,409)	$(2,912)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	8,500	$(67)	$(371)

Total Written Options					$(21,740)	$(55,794)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	MEHCO CAL21	$0.750	Maturity	12/31/2022	3,000	$0	$6	$6	$0
DUB	Receive	GOLDLNPM Index	1,850.900	Maturity	11/28/2022	1,100	0	(195)	0	(195)
	Pay	GOLDLNPM Index	1,803.900	Maturity	11/28/2022	2,400	0	313	313	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	20,400	0	147	147	0
	Receive	GASOILCO CAL23	32.000	Maturity	12/31/2023	24,000	0	10	10	0
	Pay	JETCO CAL23	34.000	Maturity	12/31/2023	24,000	0	28	28	0
	Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	3,300	0	2	2	0
	Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	1,800	0	1	1	0
	Receive	QSCOCAL 4Q22 «	21.900	Maturity	12/31/2022	15,900	0	296	296	0
JPM	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	27,600	2	194	196	0
	Pay	LLSCO CAL22	0.070	Maturity	12/31/2022	4,125	0	11	11	0
	Pay	MEHCO CAL21	0.750	Maturity	12/31/2022	3,900	0	8	8	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	6,300	0	0	0	0
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	7,500	0	(4)	0	(4)
MAC	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	2,100	1	0	1	0
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	1,200	0	(1)	0	(1)
MEI	Receive	GOLDLNPM Index	1,892.000	Maturity	11/28/2022	1,300	0	(283)	0	(283)
MYC	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	18,000	0	128	128	0
	Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	2,100	0	0	0	0
	Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	6,300	0	(3)	0	(3)
	Receive	MEHCO CAL21	1.518	Maturity	12/31/2022	21,000	0	(28)	0	(28)
	Pay	QSCOCAL 4Q22	30.000	Maturity	12/31/2022	6,300	0	(60)	0	(60)

							$3	$570	$1,147	$(574)

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/ Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive(3)	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR	50,000	$0	$297	$297	$0
	Receive(3)	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022		100,000	0	697	697	0
	Receive(3)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023		42,857	0	(10)	0	(10)
	Receive(3)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023		21,428	0	9	9	0
	Receive(3)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023		21,428	0	9	9	0
	Receive(3)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023		21,429	0	15	15	0
	Receive(3)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023		21,429	0	(21)	0	(21)
	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2023	$	20,539	0	55	55	0
	Receive	BCOMF1TC Index(6)	6,701,094	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		743,667	0	(37,755)	0	(37,755)
	Receive	BCOMTR Index	5,617,264	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		1,425,275	0	(76,294)	0	(76,294)
CBK	Receive	CIXBSTR3 Index	692,892	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		194,539	0	(10,375)	0	(10,375)
CIB	Receive	PIMCODB Index (7)	1,623,245	0.000%	Monthly	02/15/2023		319,903	0	(11,681)	0	(11,681)
FBF	Receive	BCOMTR Index	1,377,337	3.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		349,473	0	(18,704)	0	(18,704)
GST	Receive	BCOMF1TC Index(8)	705,857	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		290,235	0	(14,735)	0	(14,735)
	Receive	BCOMTR Index	1,233,415	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		312,956	0	(16,754)	0	(16,754)
	Receive	BCOMTR1 Index(9)	708,061	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		200,894	0	(10,756)	0	(10,756)
	Receive	BCOMTR2 Index(10)	572,917	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		148,120	0	(7,905)	0	(7,905)
	Receive	BCOMF1TC Index(11)	705,858	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		290,235	0	(14,735)	0	(14,735)
	Receive	BCOMTR Index	1,709,269	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		433,695	0	(23,217)	0	(23,217)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	BCOMTR1 Index(12)	708,060	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	$200,894	$0	$(10,756)	$0	$(10,756)
	Receive	BCOMTR2 Index(13)	572,918	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	148,120	0	(7,905)	0	(7,905)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	36,904	0	(1,011)	0	(1,011)
JPM	Pay	BCOMTR Index	2,934,478	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	745,854	24,409	16,050	40,459	0
	Pay	JMABNIC5 Index	14,225	0.000%	Monthly	02/15/2023	2,447	0	99	99	0
	Receive(3)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	171,459	0	2,485	2,485	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,000	0	(64)	0	(64)
	Receive	BCOMTR Index	4,759,501	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	1,207,634	0	(64,649)	0	(64,649)
	Receive	JMABNIC5 Index(14)	1,329,474	0.000%	Monthly	08/15/2025	228,750	0	(9,228)	0	(9,228)
MAC	Receive	BCOMTR1 Index(15)	1,215,041	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	154,175	0	(8,254)	0	(8,254)
	Receive	BCOMTR2 Index(16)	1,994,812	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	273,404	0	(14,584)	0	(14,584)
	Receive	PIMCODB Index(17)	1,791,169	0.000%	Monthly	08/15/2024	343,146	0	(13,137)	0	(13,137)
MEI	Receive	BCOMTR Index	1,242,977	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	315,382	0	(16,882)	0	(16,882)
	Receive	BCOMTR1 Index(18)	1,043,828	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	219,492	0	(11,750)	0	(11,750)
	Receive	BCOMTR2 Index(19)	658,442	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	126,081	0	(6,715)	0	(6,715)
MYC	Receive	BCOMTR Index	245,826	0.000%	Maturity	12/16/2022	26,918	317	172	489	0
	Receive	BCOMTR Index	139,093	0.000%	Maturity	02/08/2023	15,149	2,915	(2,557)	358	0
	Receive	BCOMTR Index	132,185	3.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	33,540	0	(1,795)	0	(1,795)
	Receive	BCOMTR1 Index(20)	193,729	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	144,802	0	(7,754)	0	(7,754)

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Pay/ Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
RBC	Receive	RBCAEC0T Index	838,405	3.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	$72,326	$0	$(3,856)	$0	$(3,856)
	Receive	RBCAECR1 Index	303,641	3.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	36,502	0	(1,866)	0	(1,866)
	Receive	RBCAECT0 Index	4,309,621	3.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	365,362	0	(19,479)	0	(19,479)
SOG	Receive	BCOMTR Index	1,991,254	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	505,243	0	(27,045)	0	(27,045)
UAG	Receive	BCOMTR Index	300,310	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	76,198	0	(4,079)	0	(4,079)
	Pay	BCOMTR Index	58,498	0.000%	Maturity	03/16/2023	7,224	342	360	702	0

								$27,983	$(456,060)	$45,674	$(473,751)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	2.620%	Maturity	10/14/2022	$150,000	$0	$(11,966)	$0	$(11,966)
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	2.700%	Maturity	10/06/2022	48,100	0	(2,235)	0	(2,235)
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.020%	Maturity	10/06/2022	203,000	0	(4,453)	0	(4,453)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.040%	Maturity	10/20/2022	1,675,000	0	(78,384)	0	(78,384)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.030%	Maturity	01/20/2023	400,000	0	(17,731)	0	(17,731)

								$0	$(114,769)	$0	$(114,769)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility	31.750%	Maturity	06/16/2023	$57	$0	$11	$11	$0
JPM	Pay	GOLDLNPM Index(4)	4.580	Maturity	06/29/2023	58,500	0	139	139	0
	Pay	GOLDLNPM Index(4)	6.970	Maturity	08/02/2024	601	0	12	12	0
	Pay	GOLDLNPM Index(4)	6.325	Maturity	04/10/2026	66,938	0	561	561	0
UAG	Pay	GOLDLNPM Index(4)	5.153	Maturity	12/05/2022	1,674	0	48	48	0

							$0	$771	$771	$0

Total Swap Agreements							$27,986	$(569,488)	$47,592	$(589,094)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$7,911	$17	$0	$7,928	$(181)	$(116)	$0	$(297)	$7,631	$(8,320)	$(689)
BPS	5,395	9,240	1,082	15,717	(457)	(16,316)	(126,046)	(142,819)	(127,102)	108,407	(18,695)
BRC	0	2,566	0	2,566	0	(4,541)	0	(4,541)	(1,975)	2,024	49
CBK	4,610	34	6	4,650	(377)	(45)	(10,375)	(10,797)	(6,147)	3,651	(2,496)
CIB	0	0	0	0	0	0	(11,681)	(11,681)	(11,681)	8,381	(3,300)
DUB	205	4,080	313	4,598	0	(7,116)	(195)	(7,311)	(2,713)	2,697	(16)
FBF	0	0	0	0	0	0	(18,704)	(18,704)	(18,704)	15,574	(3,130)
GLM	317	203	0	520	(33)	(776)	(2,235)	(3,044)	(2,524)	924	(1,600)
GST	0	0	495	495	0	(1,074)	(107,774)	(108,848)	(108,353)	90,749	(17,604)
JPM	517	19	43,970	44,506	(698)	(420)	(73,945)	(75,063)	(30,557)	42,595	12,038
MAC	0	0	1	1	0	0	(35,976)	(35,976)	(35,975)	28,668	(7,307)
MBC	842	0	0	842	(2,155)	0	0	(2,155)	(1,313)	1,433	120
MEI	0	0	0	0	0	0	(35,630)	(35,630)	(35,630)	29,611	(6,019)
MYC	0	4,030	975	5,005	0	(8,625)	(110,208)	(118,833)	(113,828)	107,033	(6,795)
MYI	15,971	0	0	15,971	(14,435)	0	0	(14,435)	1,536	(1,919)	(383)
NGF	0	8,851	0	8,851	0	(15,701)	0	(15,701)	(6,850)	6,718	(132)
RBC	5	0	0	5	(169)	0	(25,201)	(25,370)	(25,365)	29,498	4,133
SCX	149	0	0	149	(86)	0	0	(86)	63	0	63
SOG	5,385	0	0	5,385	0	0	(27,045)	(27,045)	(21,660)	16,739	(4,921)
TOR	3,970	0	0	3,970	(124)	0	0	(124)	3,846	(3,462)	384
UAG	6,512	0	750	7,262	(470)	(1,064)	(4,079)	(5,613)	1,649	(3,075)	(1,426)

Total Over the Counter	$51,789	$29,040	$47,592	$128,421	$(19,185)	$(55,794)	$(589,094)	$(664,073)

(k)

Securities with an aggregate market value of $509,150 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)	Variance Swap
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2023 Futures	3.0%	$22,133
Arabica Coffee December 2022 Futures	2.5	18,354
Brent Crude January 2023 Futures	6.7	49,810
Copper December 2022 Futures	4.0	29,708
Corn December 2022 Futures	5.9	44,049
Cotton No. 02 December 2022 Futures	1.1	7,853
Gas Oil January 2023 Futures	3.2	23,458
Gold 100 oz. December 2022 Futures	13.2	98,435
Hard Red Winter Wheat December 2022 Futures	2.0	15,073
Lean Hogs December 2022 Futures	1.5	11,323
Live Cattle December 2022 Futures	3.6	26,921
New York Harbor ULSD January 2023 Futures	2.4	18,088
Nickel January 2023 Futures	2.7	19,723

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
NYMEX - Natural Gas January 2023 Futures	14.8%	$110,308
RBOB Gasoline January 2023 Futures	2.0	14,771
Silver December 2022 Futures	3.8	28,601
Soybean Meal January 2023 Futures	3.2	24,136
Soybean Oil January 2023 Futures	3.1	23,025
Soybeans January 2023 Futures	5.5	40,307
Sugar No. 11 March 2023 Futures	2.6	19,073
Wheat December 2022 Futures	3.3	24,690
WTI Crude January 2023 Futures	7.5	55,629
Zinc January 2023 Futures	2.4	18,199

Total Long Futures Contracts		$743,667

Total Notional Amount		$743,667

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(7)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	5.7%	$18,333
Arabica Coffee March 2023 Futures	4.6	14,823
Brent Crude March 2023 Futures	12.4	39,653
Copper March 2023 Futures	1.5	4,848
Corn March 2023 Futures	4.7	14,962
Cotton No. 02 March 2023 Futures	1.1	3,362
Gas Oil March 2023 Futures	4.7	14,999
Hard Red Winter Wheat March 2023 Futures	0.2	733
New York Harbor ULSD March 2023 Futures	4.1	13,157
Nickel March 2023 Futures	0.2	720
NYMEX - Natural Gas March 2023 Futures	0.9	2,809

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline March 2023 Futures	8.1%	$25,599
Soybean Meal March 2023 Futures	0.6	1,891
Soybean Oil March 2023 Futures	1.6	5,221
Soybeans March 2023 Futures	1.2	3,966
Sugar No. 11 March 2023 Futures	0.8	2,710
Wheat March 2023 Futures	0.2	495
WTI Crude March 2023 Futures	12.9	41,348
Zinc November 2022 Futures	1.2	3,834

Total Long Futures Contracts		$213,463

Cash	33.3%	$106,440

Total Notional Amount		$319,903

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(8)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2023 Futures	3.0%	$8,638
Arabica Coffee December 2022 Futures	2.5	7,163
Brent Crude January 2023 Futures	6.7	19,440
Copper December 2022 Futures	4.0	11,594
Corn December 2022 Futures	5.9	17,191
Cotton No. 02 December 2022 Futures	1.1	3,065
Gas Oil January 2023 Futures	3.2	9,155
Gold 100 oz. December 2022 Futures	13.2	38,417
Hard Red Winter Wheat December 2022 Futures	2.0	5,883
Lean Hogs December 2022 Futures	1.5	4,419
Live Cattle December 2022 Futures	3.6	10,507
New York Harbor ULSD January 2023 Futures	2.4	7,059
Nickel January 2023 Futures	2.7	7,697
NYMEX - Natural Gas January 2023 Futures	14.8	43,051

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline January 2023 Futures	2.0%	$5,765
Silver December 2022 Futures	3.8	11,162
Soybean Meal January 2023 Futures	3.2	9,419
Soybean Oil January 2023 Futures	3.1	8,985
Soybeans January 2023 Futures	5.4	15,731
Sugar No. 11 March 2023 Futures	2.6	7,444
Wheat December 2022 Futures	3.3	9,636
WTI Crude January 2023 Futures	7.5	21,711
Zinc January 2023 Futures	2.5	7,103

Total Long Futures Contracts		$290,235

Total Notional Amount		$290,235

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(9)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$5,959
Arabica Coffee December 2022 Futures	2.5	4,977
Brent Crude January 2023 Futures	6.7	13,507
Copper December 2022 Futures	4.0	8,056
Corn December 2022 Futures	5.9	11,945
Cotton No. 02 December 2022 Futures	1.1	2,129
Gas Oil November 2022 Futures	3.4	6,752
Gold 100 oz. December 2022 Futures	13.3	26,693
Hard Red Winter Wheat December 2022 Futures	2.0	4,087
Lean Hogs December 2022 Futures	1.5	3,070
Live Cattle December 2022 Futures	3.6	7,300
New York Harbor ULSD November 2022 Futures	2.6	5,141
Nickel November 2022 Futures	2.7	5,328
NYMEX - Natural Gas November 2022 Futures	13.9	27,927

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$4,244
Silver December 2022 Futures	3.9	7,756
Soybean Meal December 2022 Futures	3.2	6,572
Soybean Oil December 2022 Futures	3.1	6,312
Soybeans November 2022 Futures	5.4	10,845
Sugar No. 11 March 2023 Futures	2.6	5,172
Wheat December 2022 Futures	3.3	6,695
WTI Crude November 2022 Futures	7.7	15,423
Zinc November 2022 Futures	2.5	5,004

Total Long Futures Contracts		$200,894

Total Notional Amount		$200,894

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

52	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

(10)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$4,393
Arabica Coffee December 2022 Futures	2.5	3,670
Brent Crude January 2023 Futures	6.7	9,959
Copper December 2022 Futures	4.0	5,940
Corn December 2022 Futures	5.9	8,807
Cotton No. 02 December 2022 Futures	1.1	1,570
Gas Oil November 2022 Futures	3.4	4,978
Gold 100 oz. December 2022 Futures	13.3	19,680
Hard Red Winter Wheat December 2022 Futures	2.0	3,014
Lean Hogs December 2022 Futures	1.5	2,264
Live Cattle December 2022 Futures	3.6	5,382
New York Harbor ULSD November 2022 Futures	2.6	3,791
Nickel November 2022 Futures	2.6	3,929
NYMEX - Natural Gas November 2022 Futures	13.9	20,590

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$3,129
Silver December 2022 Futures	3.9	5,718
Soybean Meal December 2022 Futures	3.3	4,846
Soybean Oil December 2022 Futures	3.1	4,654
Soybeans November 2022 Futures	5.4	7,996
Sugar No. 11 March 2023 Futures	2.6	3,813
Wheat December 2022 Futures	3.3	4,936
WTI Crude November 2022 Futures	7.7	11,371
Zinc November 2022 Futures	2.5	3,690

Total Long Futures Contracts		$148,120

Total Notional Amount		$148,120

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(11)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2023 Futures	3.0%	$8,638
Arabica Coffee December 2022 Futures	2.5	7,163
Brent Crude January 2023 Futures	6.7	19,440
Copper December 2022 Futures	4.0	11,594
Corn December 2022 Futures	5.9	17,191
Cotton No. 02 December 2022 Futures	1.1	3,065
Gas Oil January 2023 Futures	3.2	9,155
Gold 100 oz. December 2022 Futures	13.2	38,417
Hard Red Winter Wheat December 2022 Futures	2.0	5,883
Lean Hogs December 2022 Futures	1.5	4,419
Live Cattle December 2022 Futures	3.6	10,507
New York Harbor ULSD January 2023 Futures	2.4	7,059
Nickel January 2023 Futures	2.7	7,697
NYMEX - Natural Gas January 2023 Futures	14.8	43,051

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline January 2023 Futures	2.0%	$5,765
Silver December 2022 Futures	3.8	11,162
Soybean Meal January 2023 Futures	3.2	9,419
Soybean Oil January 2023 Futures	3.1	8,985
Soybeans January 2023 Futures	5.4	15,731
Sugar No. 11 March 2023 Futures	2.6	7,444
Wheat December 2022 Futures	3.3	9,636
WTI Crude January 2023 Futures	7.5	21,711
Zinc January 2023 Futures	2.5	7,103

Total Long Futures Contracts		$290,235

Total Notional Amount		$290,235

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(12)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$5,959
Arabica Coffee December 2022 Futures	2.5	4,977
Brent Crude January 2023 Futures	6.7	13,507
Copper December 2022 Futures	4.0	8,056
Corn December 2022 Futures	5.9	11,945
Cotton No. 02 December 2022 Futures	1.1	2,129
Gas Oil November 2022 Futures	3.4	6,752
Gold 100 oz. December 2022 Futures	13.3	26,693
Hard Red Winter Wheat December 2022 Futures	2.0	4,087
Lean Hogs December 2022 Futures	1.5	3,070
Live Cattle December 2022 Futures	3.6	7,300
New York Harbor ULSD November 2022 Futures	2.6	5,141
Nickel November 2022 Futures	2.7	5,328
NYMEX - Natural Gas November 2022 Futures	13.9	27,927

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$4,244
Silver December 2022 Futures	3.9	7,756
Soybean Meal December 2022 Futures	3.2	6,572
Soybean Oil December 2022 Futures	3.1	6,312
Soybeans November 2022 Futures	5.4	10,845
Sugar No. 11 March 2023 Futures	2.6	5,172
Wheat December 2022 Futures	3.3	6,695
WTI Crude November 2022 Futures	7.7	15,423
Zinc November 2022 Futures	2.5	5,004

Total Long Futures Contracts		$200,894

Total Notional Amount		$200,894

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(13)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$4,393
Arabica Coffee December 2022 Futures	2.5	3,670
Brent Crude January 2023 Futures	6.7	9,959
Copper December 2022 Futures	4.0	5,940
Corn December 2022 Futures	5.9	8,807
Cotton No. 02 December 2022 Futures	1.1	1,570
Gas Oil November 2022 Futures	3.4	4,978
Gold 100 oz. December 2022 Futures	13.3	19,680
Hard Red Winter Wheat December 2022 Futures	2.0	3,014
Lean Hogs December 2022 Futures	1.5	2,264
Live Cattle December 2022 Futures	3.6	5,382
New York Harbor ULSD November 2022 Futures	2.6	3,791
Nickel November 2022 Futures	2.6	3,929
NYMEX - Natural Gas November 2022 Futures	13.9	20,590

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$3,129
Silver December 2022 Futures	3.9	5,718
Soybean Meal December 2022 Futures	3.3	4,846
Soybean Oil December 2022 Futures	3.1	4,654
Soybeans November 2022 Futures	5.4	7,996
Sugar No. 11 March 2023 Futures	2.6	3,813
Wheat December 2022 Futures	3.3	4,936
WTI Crude November 2022 Futures	7.7	11,371
Zinc November 2022 Futures	2.5	3,690

Total Long Futures Contracts		$148,120

Total Notional Amount		$148,120

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(14)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2023 Futures	20.0%	$45,862
Cotton No. 02 December 2022 Futures	1.2	2,680
Gas Oil February 2023 Futures	3.6	8,333
Gold 100 oz. December 2022 Futures	14.7	33,594
Live Cattle December 2022 Futures	5.8	13,205
LME - Copper November 2022 Futures	5.3	12,217
New York Harbor ULSD February 2023 Futures	7.2	16,413
Nickel November 2022 Futures	3.8	8,660
RBOB Gasoline February 2023 Futures	6.7	15,263

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Silver December 2022 Futures	4.3%	$9,761
Soybean Meal December 2022 Futures	11.1	25,412
Soybeans November 2022 Futures	13.5	30,820
Sugar No. 11 March 2023 Futures	2.8	6,509

Total Long Futures Contracts		$228,729

Cash	0.0%	$21

Total Notional Amount		$228,750

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

54	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

(15)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$4,573
Arabica Coffee December 2022 Futures	2.5	3,820
Brent Crude January 2023 Futures	6.7	10,366
Copper December 2022 Futures	4.0	6,182
Corn December 2022 Futures	5.9	9,167
Cotton No. 02 December 2022 Futures	1.1	1,634
Gas Oil November 2022 Futures	3.4	5,182
Gold 100 oz. December 2022 Futures	13.3	20,485
Hard Red Winter Wheat December 2022 Futures	2.0	3,137
Lean Hogs December 2022 Futures	1.5	2,356
Live Cattle December 2022 Futures	3.6	5,602
New York Harbor ULSD November 2022 Futures	2.6	3,946
Nickel November 2022 Futures	2.7	4,089
NYMEX - Natural Gas November 2022 Futures	13.9	21,432

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$3,257
Silver December 2022 Futures	3.9	5,952
Soybean Meal December 2022 Futures	3.2	5,044
Soybean Oil December 2022 Futures	3.1	4,845
Soybeans November 2022 Futures	5.4	8,323
Sugar No. 11 March 2023 Futures	2.6	3,969
Wheat December 2022 Futures	3.3	5,138
WTI Crude November 2022 Futures	7.7	11,836
Zinc November 2022 Futures	2.5	3,840

Total Long Futures Contracts		$154,175

Total Notional Amount		$154,175

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(16)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$8,110
Arabica Coffee December 2022 Futures	2.5	6,773
Brent Crude January 2023 Futures	6.7	18,382
Copper December 2022 Futures	4.0	10,963
Corn December 2022 Futures	5.9	16,256
Cotton No. 02 December 2022 Futures	1.1	2,898
Gas Oil November 2022 Futures	3.4	9,189
Gold 100 oz. December 2022 Futures	13.3	36,327
Hard Red Winter Wheat December 2022 Futures	2.0	5,562
Lean Hogs December 2022 Futures	1.5	4,179
Live Cattle December 2022 Futures	3.6	9,935
New York Harbor ULSD November 2022 Futures	2.6	6,997
Nickel November 2022 Futures	2.6	7,251
NYMEX - Natural Gas November 2022 Futures	13.9	38,007

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$5,776
Silver December 2022 Futures	3.9	10,555
Soybean Meal December 2022 Futures	3.3	8,945
Soybean Oil December 2022 Futures	3.1	8,590
Soybeans November 2022 Futures	5.4	14,759
Sugar No. 11 March 2023 Futures	2.6	7,039
Wheat December 2022 Futures	3.3	9,112
WTI Crude November 2022 Futures	7.7	20,989
Zinc November 2022 Futures	2.5	6,810

Total Long Futures Contracts		$273,404

Total Notional Amount		$273,404

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(17)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	5.7%	$19,665
Arabica Coffee March 2023 Futures	4.6	15,900
Brent Crude March 2023 Futures	12.4	42,534
Copper March 2023 Futures	1.5	5,201
Corn March 2023 Futures	4.7	16,049
Cotton No. 02 March 2023 Futures	1.1	3,606
Gas Oil March 2023 Futures	4.7	16,088
Hard Red Winter Wheat March 2023 Futures	0.2	786
New York Harbor ULSD March 2023 Futures	4.1	14,113
Nickel March 2023 Futures	0.2	772
NYMEX - Natural Gas March 2023 Futures	0.9	3,013

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline March 2023 Futures	8.1%	$27,459
Soybean Meal March 2023 Futures	0.6	2,029
Soybean Oil March 2023 Futures	1.6	5,601
Soybeans March 2023 Futures	1.2	4,253
Sugar No. 11 March 2023 Futures	0.8	2,907
Wheat March 2023 Futures	0.2	531
WTI Crude March 2023 Futures	12.9	44,352
Zinc November 2022 Futures	1.2	4,113

Total Long Futures Contracts		$228,972

Cash	33.3%	$114,174

Total Notional Amount		$343,146

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(18)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$6,510
Arabica Coffee December 2022 Futures	2.5	5,438
Brent Crude January 2023 Futures	6.7	14,757
Copper December 2022 Futures	4.0	8,802
Corn December 2022 Futures	5.9	13,050
Cotton No. 02 December 2022 Futures	1.1	2,327
Gas Oil November 2022 Futures	3.4	7,377
Gold 100 oz. December 2022 Futures	13.3	29,164
Hard Red Winter Wheat December 2022 Futures	2.0	4,466
Lean Hogs December 2022 Futures	1.5	3,355
Live Cattle December 2022 Futures	3.6	7,976
New York Harbor ULSD November 2022 Futures	2.6	5,617
Nickel November 2022 Futures	2.7	5,821
NYMEX - Natural Gas November 2022 Futures	13.9	30,512

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$4,637
Silver December 2022 Futures	3.9	8,474
Soybean Meal December 2022 Futures	3.2	7,181
Soybean Oil December 2022 Futures	3.1	6,897
Soybeans November 2022 Futures	5.4	11,848
Sugar No. 11 March 2023 Futures	2.6	5,651
Wheat December 2022 Futures	3.3	7,315
WTI Crude November 2022 Futures	7.7	16,850
Zinc November 2022 Futures	2.5	5,467

Total Long Futures Contracts		$219,492

Total Notional Amount		$219,492

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(19)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$3,740
Arabica Coffee December 2022 Futures	2.5	3,124
Brent Crude January 2023 Futures	6.7	8,477
Copper December 2022 Futures	4.0	5,056
Corn December 2022 Futures	5.9	7,497
Cotton No. 02 December 2022 Futures	1.1	1,336
Gas Oil November 2022 Futures	3.4	4,237
Gold 100 oz. December 2022 Futures	13.3	16,752
Hard Red Winter Wheat December 2022 Futures	2.0	2,565
Lean Hogs December 2022 Futures	1.5	1,927
Live Cattle December 2022 Futures	3.6	4,582
New York Harbor ULSD November 2022 Futures	2.6	3,227
Nickel November 2022 Futures	2.6	3,344
NYMEX - Natural Gas November 2022 Futures	13.9	17,527

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$2,663
Silver December 2022 Futures	3.9	4,867
Soybean Meal December 2022 Futures	3.3	4,125
Soybean Oil December 2022 Futures	3.1	3,961
Soybeans November 2022 Futures	5.4	6,806
Sugar No. 11 March 2023 Futures	2.6	3,246
Wheat December 2022 Futures	3.3	4,202
WTI Crude November 2022 Futures	7.7	9,679
Zinc November 2022 Futures	2.5	3,141

Total Long Futures Contracts		$126,081

Total Notional Amount		$126,081

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

56	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

(20)	The following table represents the individual positions within the total return swap as of September 30, 2022:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2022 Futures	3.0%	$4,295
Arabica Coffee December 2022 Futures	2.5	3,587
Brent Crude January 2023 Futures	6.7	9,736
Copper December 2022 Futures	4.0	5,807
Corn December 2022 Futures	5.9	8,610
Cotton No. 02 December 2022 Futures	1.1	1,535
Gas Oil November 2022 Futures	3.4	4,867
Gold 100 oz. December 2022 Futures	13.3	19,240
Hard Red Winter Wheat December 2022 Futures	2.0	2,946
Lean Hogs December 2022 Futures	1.5	2,213
Live Cattle December 2022 Futures	3.6	5,262
New York Harbor ULSD November 2022 Futures	2.6	3,706
Nickel November 2022 Futures	2.7	3,840
NYMEX - Natural Gas November 2022 Futures	13.9	20,129

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2022 Futures	2.1%	$3,059
Silver December 2022 Futures	3.9	5,590
Soybean Meal December 2022 Futures	3.2	4,736
Soybean Oil December 2022 Futures	3.1	4,550
Soybeans November 2022 Futures	5.4	7,817
Sugar No. 11 March 2023 Futures	2.6	3,728
Wheat December 2022 Futures	3.3	4,826
WTI Crude November 2022 Futures	7.7	11,116
Zinc November 2022 Futures	2.5	3,607

Total Long Futures Contracts		$144,802

Total Notional Amount		$144,802

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$217	$0	$0	$0	$0	$217
Futures	12,804	0	0	0	10,423	23,227
Swap Agreements	0	0	0	0	5,113	5,113

	$13,021	$0	$0	$0	$15,536	$28,557

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51,789	$0	$51,789
Purchased Options	150	0	0	0	28,890	29,040
Swap Agreements	47,592	0	0	0	0	47,592

	$47,742	$0	$0	$51,789	$28,890	$128,421

	$60,763	$0	$0	$51,789	$44,426	$156,978

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$16,184	$0	$0	$0	$0	$16,184
Futures	11,542	0	0	0	10,798	22,340
Swap Agreements	0	0	0	0	8,365	8,365

	$27,726	$0	$0	$0	$19,163	$46,889

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,185	$0	$19,185
Written Options	4,013	173	0	0	51,608	55,794
Swap Agreements	474,326	0	0	0	114,768	589,094

	$478,339	$173	$0	$19,185	$166,376	$664,073

	$506,065	$173	$0	$19,185	$185,539	$710,962

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	57

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$2,111	$0	$0	$0	$0	$2,111
Futures	1,640	0	0	0	162,495	164,135
Swap Agreements	0	71	0	0	2,471	2,542

	$3,751	$71	$0	$0	$164,966	$168,788

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$163,644	$0	$163,644
Written Options	315	1,037	0	0	615	1,967
Swap Agreements	(306,305)	0	0	0	(13,750)	(320,055)

	$(305,990)	$1,037	$0	$163,644	$(13,135)	$(154,444)

	$(302,239)	$1,108	$0	$163,644	$151,831	$14,344

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(222)	$0	$0	$0	$0	$(222)
Written Options	(1,445)	0	0	0	0	(1,445)
Futures	(11,041)	0	0	0	24,475	13,434
Swap Agreements	0	(30)	0	0	2,080	2,050

	$(12,708)	$(30)	$0	$0	$26,555	$13,817

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,252)	$0	$(2,252)
Purchased Options	74	0	0	0	8,176	8,250
Written Options	6,921	(451)	0	0	(18,233)	(11,763)
Swap Agreements	(668,202)	0	0	0	(108,922)	(777,124)

	$(661,207)	$(451)	$0	$(2,252)	$(118,979)	$(782,889)

	$(673,915)	$(481)	$0	$(2,252)	$(92,424)	$(769,072)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$292,362	$0	$292,362
Industrials	0	2,493	0	2,493
Utilities	0	192	0	192
U.S. Government Agencies	0	265,442	0	265,442
U.S. Treasury Obligations	0	6,545,418	0	6,545,418
Non-Agency Mortgage-Backed Securities	0	65,463	0	65,463
Asset-Backed Securities	0	987,660	0	987,660
Sovereign Issues	0	633,295	0	633,295
Preferred Securities
Banking & Finance	0	3,485	0	3,485
Short-Term Instruments
Repurchase Agreements	0	248,996	0	248,996
U.S. Treasury Bills	0	464,552	0	464,552
	$0	$9,509,358	$0	$9,509,358

58	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2022

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$87	$0	$0	$87
Total Investments	$87	$9,509,358	$0	$9,509,445

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,799)	$0	$(1,799)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18,937	9,533	0	28,470
Over the counter	0	124,463	3,958	128,421
	$18,937	$133,996	$3,958	$156,891

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34,734)	(10,979)	0	(45,713)
Over the counter	(116)	(663,537)	(420)	(664,073)
	$(34,850)	$(674,516)	$(420)	$(709,786)
Total Financial Derivative Instruments	$(15,913)	$(540,520)	$3,538	$(552,895)
Totals	$(15,826)	$8,967,039	$3,538	$8,954,751

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

60	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2022

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies,

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	61

Notes to Financial Statements (Cont.)

accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other

62	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2022

transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	63

Notes to Financial Statements (Cont.)

determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end

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management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and

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Notes to Financial Statements (Cont.)

liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

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Notes to Financial Statements (Cont.)

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$24,103	$2,751,947	$(2,775,910)	$(54)	$1	$87	$246	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities.

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Notes to Financial Statements (Cont.)

Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or

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“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can

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Notes to Financial Statements (Cont.)

be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk

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arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in

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Notes to Financial Statements (Cont.)

unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset

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against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options  (“Straddle”) are investment strategies that use combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

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For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to

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reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable

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Notes to Financial Statements (Cont.)

interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s

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credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

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Notes to Financial Statements (Cont.)

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with

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Notes to Financial Statements (Cont.)

financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a

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material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	85

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

86	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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September 30, 2022

existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.49%	0.25%	0.35%	0.45%(1)	0.25%	0.45%	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	87

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $22,277.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $3,625,019. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	89

Notes to Financial Statements (Cont.)

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$779,832	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$3,762,348	$6,273,755	$381,087	$286,271

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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(Unaudited)

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022
	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	320,213	$2,179,363	677,073	$4,481,669

I-2	96,295	667,340	198,338	1,329,181

I-3	4,411	30,338	11,642	81,123

Administrative Class	9,862	68,533	18,705	122,282

Class A	20,598	140,289	45,225	296,863

Class C	4,387	27,881	8,592	52,723

Class R	4,248	28,620	3,910	25,400

Issued as reinvestment of distributions

Institutional Class	162,480	1,039,174	131,245	864,131

I-2	56,485	363,418	65,353	420,883

I-3	2,592	16,555	2,065	13,402

Administrative Class	4,289	26,574	6,964	42,532

Class A	14,420	88,485	14,092	88,573

Class C	2,946	16,362	1,916	11,250

Class R	2,343	13,731	1,723	10,461

Cost of shares redeemed

Institutional Class	(317,501)	(2,139,284)	(265,327)	(1,781,918)

I-2	(144,536)	(946,638)	(181,854)	(1,228,885)

I-3	(5,151)	(34,596)	(4,817)	(30,146)

Administrative Class	(7,958)	(51,393)	(31,907)	(197,684)

Class A	(23,270)	(149,462)	(31,293)	(206,072)

Class C	(3,210)	(18,051)	(2,013)	(11,928)

Class R	(2,997)	(17,210)	(2,472)	(15,387)

Net increase (decrease) resulting from Fund share transactions	200,946	$1,350,029	667,160	$4,368,453

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	91

Notes to Financial Statements (Cont.)

receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary, LLC as of period end represented 4.1% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

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(Unaudited)

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One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	93

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$78,851	$403,026

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

$10,564,467	$333,620	$(1,910,359)	$(1,576,739)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

94	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	STR	State Street FICC Repo
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
JPS	J.P. Morgan Securities LLC	UBS	UBS Securities LLC
MAC	Macquarie Bank Limited

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
DKK	Danish Krone	PEN	Peruvian New Sol
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar
KRW	South Korean Won

Exchange Abbreviations:
CMX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over the Counter

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	95

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	JETCO	NWE CIF Jet vs Brent
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	JMABNIC	J.P. Morgan Nic Custom Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	JMABNIC5	J.P. Morgan Custom Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return	JMABNIU5	J.P. Morgan Custom Commodity Index
BCOMTR1	Bloomberg Custom Commodity Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options
BCOMTR2	Bloomberg Custom Commodity Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options
BRENT	Brent Crude	MEHCO	Magellan East Houston WTI Crude Oil Options
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate
CIXBSTR3	Custom Commodity Index	OPIS	Oil Price Information Service
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	PIMCODB	PIMCO Custom Commodity Basket
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	QSCOCAL	Calendar Margin ICE Gasoil vs Brent
CPTFEMU	Eurozone HICP ex-Tobacco Index	RBCAEC	Custom Commodity Forward Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RBCAEC0T	Custom Commodity Forward Index
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	RBCAECR1	Custom Commodity Forward Index
EUR003M	3 Month EUR Swap Rate	RBCAECT0	Custom Commodity Forward Index
EURMARGIN	European Refined Margin	SONIO	Sterling Overnight Interbank Average Rate
FRCPXTOB	France Consumer Price ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
GASOILCO	Gasoil vs Brent	ULSD	Ultra-Low Sulfur Diesel
GOLDLNPM	London Gold Market Fixing Ltd. PM	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OAT	Obligations Assimilables du Trésor
ATM	At-the-money	OIS	Overnight Index Swap
BBR	Bank Bill Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate

96	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

98	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed

100	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the

102	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	103

Approval of Investment Advisory Contract and Other Agreements (Cont.)

fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

104	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	105

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn Strategy Fund®

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.7030	$0.0000	$0.0000	$0.7030

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6175	$0.0000	$0.0000	$0.6175

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.7018	$0.0000	$0.0000	$0.7018

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6156	$0.0000	$0.0000	$0.6156

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.7009	$0.0000	$0.0000	$0.7009

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6151	$0.0000	$0.0000	$0.6151

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.7005	$0.0000	$0.0000	$0.7005

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6136	$0.0000	$0.0000	$0.6136

106	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.6976	$0.0000	$0.0000	$0.6976

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6105	$0.0000	$0.0000	$0.6105

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.6904	$0.0000	$0.0000	$0.6904

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6008	$0.0000	$0.0000	$0.6008

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0000	$0.0000	$0.0000	$0.0000

May 2022	$0.0000	$0.0000	$0.0000	$0.0000

June 2022	$0.6960	$0.0000	$0.0000	$0.6960

July 2022	$0.0000	$0.0000	$0.0000	$0.0000

August 2022	$0.0000	$0.0000	$0.0000	$0.0000

September 2022	$0.6074	$0.0000	$0.0000	$0.6074

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	107

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4012SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO Emerging Markets Local Currency and Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Local Currency and Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia. Such sanctions and other similar measures — and other similar measures — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund , securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for

6	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian issuers of securities in which a Fund invests. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	07/31/07	07/31/07	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

8	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

10	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

PIMCO Emerging Markets Local Currency and Bond Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/29/06)
PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class	(10.18)%	(16.23)%	(2.62)%	(2.12)%	1.87%
PIMCO Emerging Markets Local Currency and Bond Fund I-2	(10.23)%	(16.31)%	(2.71)%	(2.22)%	1.77%
PIMCO Emerging Markets Local Currency and Bond Fund I-3	(10.25)%	(16.36)%	(2.76)%	(2.27)%	1.72%
PIMCO Emerging Markets Local Currency and Bond Fund Class A	(10.36)%	(16.57)%	(3.01)%	(2.53)%	1.44%
PIMCO Emerging Markets Local Currency and Bond Fund Class A (adjusted)	(13.66)%	(19.74)%	(3.75)%	(2.90)%	1.19%
PIMCO Emerging Markets Local Currency and Bond Fund Class C	(10.71)%	(17.20)%	(3.73)%	(3.26)%	0.68%
PIMCO Emerging Markets Local Currency and Bond Fund Class C (adjusted)	(11.59)%	(18.00)%	(3.73)%	(3.26)%	0.68%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-12.95%	(20.63)%	(3.92)%	(2.43)%	1.97%
Lipper Emerging Markets Local Currency Debt Funds Average	-12.73%	(18.69)%	(3.83)%	(2.47)%	1.87%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 1.22% for the Institutional Class shares, 1.32% for I-2 shares, 1.42% for I-3 shares, 1.62% for Class A shares, and 2.37% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

12	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Institutional Class - PELBX	I-2 - PELPX	I-3 - PELNX
Class A - PELAX	Class C - PELCX

Geographic Breakdown as of September 30, 2022†§

South Africa	14.1%
Short-Term Instruments‡	11.0%
Mexico	9.0%
Colombia	8.0%
United States	6.7%
Poland	5.3%
China	4.9%
Thailand	4.6%
Indonesia	4.5%
Malaysia	4.4%
Brazil	4.0%
Romania	3.8%
Russia	3.7%
Supranational	3.0%
Czech Republic	2.6%
Peru	2.4%
Denmark	1.4%
Cayman Islands	1.0%
Other	5.6%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Local Currency and Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Off-benchmark long exposure to Russian local duration contributed to relative performance, as local rates fell.

»	Underweight exposure to Polish local duration contributed to relative performance, as local rates rose.
»	Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

»	Overweight exposure to the South African rand detracted from relative performance, as the currency depreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Expense Example PIMCO Emerging Markets Local Currency and Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$898.20	$5.92	$1,000.00	$1,019.11	$6.29	1.23%
I-2	1,000.00	897.70	6.49	1,000.00	1,018.50	6.91	1.35
I-3	1,000.00	897.50	6.73	1,000.00	1,018.25	7.16	1.40
Class A	1,000.00	896.40	7.93	1,000.00	1,016.98	8.43	1.65
Class C	1,000.00	892.90	11.51	1,000.00	1,013.18	12.24	2.40

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

14	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Benchmark Description

Index*	Benchmark Description

J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO Emerging Markets Local Currency and Bond Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2022 - 09/30/2022+	$5.77	$0.12	$(0.71)	$(0.59)	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)

03/31/2021	5.69	0.32	0.75	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.45	(1.02)	(0.57)	0.00	0.00	(0.44)	(0.44)

03/31/2019	7.83	0.41	(1.12)	(0.71)	0.00	0.00	(0.42)	(0.42)

03/31/2018	7.37	0.46	0.47	0.93	(0.30)	0.00	(0.17)	(0.47)

I-2

04/01/2022 - 09/30/2022+	5.77	0.12	(0.72)	(0.60)	(0.10)	0.00	0.00	(0.10)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.76	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)

03/31/2019	7.83	0.41	(1.13)	(0.72)	0.00	0.00	(0.41)	(0.41)

03/31/2018	7.37	0.46	0.46	0.92	(0.29)	0.00	(0.17)	(0.46)

I-3

04/01/2022 - 09/30/2022+	5.77	0.11	(0.71)	(0.60)	(0.10)	0.00	0.00	(0.10)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.75	1.06	(0.07)	0.00	(0.25)	(0.32)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)

04/27/2018 - 03/31/2019	7.59	0.38	(0.90)	(0.52)	0.00	0.00	(0.37)	(0.37)

Class A

04/01/2022 - 09/30/2022+	5.77	0.11	(0.71)	(0.60)	(0.10)	0.00	0.00	(0.10)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)

03/31/2021	5.69	0.29	0.76	1.05	(0.06)	0.00	(0.25)	(0.31)

03/31/2020	6.70	0.42	(1.02)	(0.60)	0.00	0.00	(0.41)	(0.41)

03/31/2019	7.83	0.38	(1.12)	(0.74)	0.00	0.00	(0.39)	(0.39)

03/31/2018	7.37	0.44	0.46	0.90	(0.27)	0.00	(0.17)	(0.44)

16	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.07	(10.36)%	$1,533,367	1.23	%*	1.23	%*	0.90	%*	0.90	%*	4.33	%*	65%

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12		108

6.43	18.93	1,217,887	1.25		1.25		0.90		0.90		4.90		123

5.69	(9.48)	1,270,257	1.70		1.70		0.90		0.90		6.50		197

6.70	(9.02)	3,071,046	0.94		0.94		0.90		0.90		6.06		107

7.83	13.02	4,053,891	0.92		0.92		0.90		0.90		6.11		75

5.07	(10.40)	81,602	1.35	*	1.35	*	1.00	*	1.00	*	4.25	*	65

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14		108

6.43	18.81	97,406	1.35		1.35		1.00		1.00		4.82		123

5.69	(9.57)	68,884	1.80		1.80		1.00		1.00		6.40		197

6.70	(9.11)	79,666	1.04		1.04		1.00		1.00		5.97		107

7.83	12.91	102,801	1.02		1.02		1.00		1.00		6.06		75

5.07	(10.43)	3,834	1.40	*	1.45	*	1.05	*	1.10	*	4.18	*	65

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13		108

6.43	18.75	11,906	1.40		1.45		1.05		1.10		4.77		123

5.69	(9.61)	10,336	1.85		1.90		1.05		1.10		6.32		197

6.70	(6.76)	6,688	1.09	*	1.14	*	1.05	*	1.10	*	6.08	*	107

5.07	(10.54)	29,523	1.65	*	1.65	*	1.30	*	1.30	*	3.95	*	65

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85		108

6.43	18.46	35,483	1.65		1.65		1.30		1.30		4.51		123

5.69	(9.84)	29,812	2.10		2.10		1.30		1.30		6.10		197

6.70	(9.38)	66,424	1.34		1.34		1.30		1.30		5.66		107

7.83	12.57	89,979	1.32		1.32		1.30		1.30		5.75		75

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Financial Highlights PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2022 - 09/30/2022+	$5.77	$0.09	$(0.71)	$(0.62)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

03/31/2021	5.69	0.24	0.76	1.00	(0.01)	0.00	(0.25)	(0.26)

03/31/2020	6.70	0.37	(1.02)	(0.65)	0.00	0.00	(0.36)	(0.36)

03/31/2019	7.83	0.33	(1.12)	(0.79)	0.00	0.00	(0.34)	(0.34)

03/31/2018	7.37	0.37	0.48	0.85	(0.22)	0.00	(0.17)	(0.39)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

18	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.07	(10.88)%	$1,698	2.40	%*	2.40	%*	2.05	%*	2.05	%*	3.20	%*	65%

5.77	(7.04)	2,258	2.37		2.37		2.05		2.05		3.13		108

6.43	17.57	3,011	2.40		2.40		2.05		2.05		3.74		123

5.69	(10.52)	7,435	2.85		2.85		2.05		2.05		5.35		197

6.70	(10.06)	12,624	2.09		2.09		2.05		2.05		4.91		107

7.83	11.74	19,403	2.07		2.07		2.05		2.05		4.95		75

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Statement of Assets and Liabilities PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,698,604
Investments in Affiliates	71,826

Financial Derivative Instruments
Exchange-traded or centrally cleared	10,254
Over the counter	139,749
Cash	2,348
Deposits with counterparty	30,902
Foreign currency, at value	79,811
Receivable for investments sold	68,967
Receivable for Fund shares sold	681
Interest and/or dividends receivable	30,150
Dividends receivable from Affiliates	244
Other assets	22

Total Assets	2,133,558

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$113,774

Financial Derivative Instruments
Exchange-traded or centrally cleared	10,479
Over the counter	132,662
Payable for investments purchased	165,212
Payable for investments in Affiliates purchased	244
Payable for investments purchased on a delayed-delivery basis	21,539
Payable for unfunded loan commitments	5,221
Deposits from counterparty	29,236
Payable for Fund shares redeemed	2,742
Distributions payable	415
Accrued investment advisory fees	702
Accrued supervisory and administrative fees	715
Accrued distribution fees	1
Accrued servicing fees	7
Accrued taxes payable	110
Other liabilities	475

Total Liabilities	483,534

Net Assets	$1,650,024

Net Assets Consist of:

Paid in capital	$2,468,843
Distributable earnings (accumulated loss)	(818,819)

Net Assets	$1,650,024

Cost of investments in securities	$2,094,818
Cost of investments in Affiliates	$72,582
Cost of foreign currency held	$79,789
Cost or premiums of financial derivative instruments, net	$(1,287)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$1,533,367

I-2	81,602
I-3	3,834
Class A	29,523
Class C	1,698

Shares Issued and Outstanding:

Institutional Class	302,271
I-2	16,086
I-3	756
Class A	5,820
Class C	335

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.07
I-2	5.07
I-3	5.07
Class A	5.07
Class C	5.07

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Statement of Operations PIMCO Emerging Markets Local Currency and Bond Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$61,470
Dividends from Investments in Affiliates	914
Total Income	62,384

Expenses:

Investment advisory fees	5,049
Supervisory and administrative fees	5,125
Distribution and/or servicing fees - Class A	42
Distribution and/or servicing fees - Class C	10
Trustee fees	5
Interest expense	3,695
Total Expenses	13,926
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	13,925

Net Investment Income (Loss)	48,459

Net Realized Gain (Loss):

Investments in securities**	(197,945)
Investments in Affiliates	(25)
Exchange-traded or centrally cleared financial derivative instruments	37,984
Over the counter financial derivative instruments	23,248
Foreign currency	(12,752)

Net Realized Gain (Loss)	(149,490)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(71,940)
Investments in Affiliates	(231)
Exchange-traded or centrally cleared financial derivative instruments	(21,807)
Over the counter financial derivative instruments	(52,557)
Foreign currency assets and liabilities	16,581

Net Change in Unrealized Appreciation (Depreciation)	(129,954)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(230,985)

* Foreign tax withholdings	$498

** Net of foreign capital gains tax, if applicable	$86

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$48,459	$75,828
Net realized gain (loss)	(149,490)	(42,572)
Net change in unrealized appreciation (depreciation)	(129,954)	(211,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	(230,985)	(178,200)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(41,166)	(77,560)
I-2	(1,705)	(4,625)
I-3	(88)	(613)
Class A	(597)	(1,724)
Class C	(27)	(99)

Total Distributions(a)	(43,583)	(84,621)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(529,736)	1,351,456

Total Increase (Decrease) in Net Assets	(804,304)	1,088,635

Net Assets:

Beginning of period	2,454,328	1,365,693
End of period	$1,650,024	$2,454,328

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.9%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,999	$1,217
1.500% due 07/09/2035 þ		4,934	926

Total Argentina (Cost $5,336)			2,143

AUSTRIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Erste Group Bank AG
6.500% due 04/15/2024 •(h)(i)	EUR	200	182

Total Austria (Cost $240)			182

BAHAMAS 0.2%

SOVEREIGN ISSUES 0.2%

Bahamas Government International Bond
9.000% due 06/16/2029 (k)		$3,700	2,585

Total Bahamas (Cost $2,981)			2,585

BRAZIL 4.4%

CORPORATE BONDS & NOTES 1.5%

Banco BTG Pactual SA
4.500% due 01/10/2025		$700	665

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		840	815

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (f)(h)		1,580	3

Oi SA
0.000% (BZDIOVRA) due 02/25/2035 «~	BRL	2,500	2,002

Rede D’or Finance SARL
4.500% due 01/22/2030		$1,175	954

Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	70,570	11,904

Vale SA
0.000% due 12/29/2049 «~(h)		114,743	7,594

XP, Inc.
3.250% due 07/01/2026		$200	173

			24,110

SOVEREIGN ISSUES 2.9%

Brazil Government International Bond
8.500% due 01/05/2024	BRL	5,440	953

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (f)	BRL	34,800	$6,054
0.000% due 07/01/2023 (f)		42,300	7,140
0.000% due 01/01/2024 (f)		171,200	27,325
0.000% due 07/01/2024 (f)		39,200	5,963

			47,435

Total Brazil (Cost $87,662)			71,545

CAYMAN ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.7%

LCM Ltd.
3.790% due 04/20/2031 •		$1,750	1,698

Venture CLO Ltd.
3.840% due 04/20/2032 •		4,000	3,918

Vibrant CLO Ltd.
4.477% due 06/20/2029 ~		3,069	3,041

Voya CLO Ltd.
3.690% due 04/17/2030 ~		2,912	2,871

			11,528

CORPORATE BONDS & NOTES 0.4%

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		507	424

Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(c)		6,700	735
10.500% due 01/15/2025 ^(c)		4,300	475
10.875% due 07/23/2023 ^(c)		1,200	131
11.250% due 04/16/2025 ^(c)		300	34
11.700% due 11/11/2025 ^(c)		4,200	463

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)		964	552

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		129	126

Poinsettia Finance Ltd.
6.625% due 06/17/2031		3,441	3,150

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(c)		3,600	531

			6,621

Total Cayman Islands (Cost $28,324)			18,149

CHILE 0.2%

SOVEREIGN ISSUES 0.2%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	2,399,984	2,487

Total Chile (Cost $3,789)			2,487

24	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 5.3%

SOVEREIGN ISSUES 5.3%

China Government International Bond
2.850% due 06/04/2027	CNY	10,400	$1,486
3.020% due 05/27/2031		9,070	1,299
3.030% due 03/11/2026		314,100	45,311
3.250% due 11/22/2028		29,500	4,300
3.270% due 11/19/2030		2,900	423
3.280% due 12/03/2027		134,440	19,651
3.810% due 09/14/2050		92,000	14,398

Total China (Cost $92,371)			86,868

COLOMBIA 8.6%

CORPORATE BONDS & NOTES 0.4%

Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000	211
8.375% due 11/08/2027		41,993,000	6,927

			7,138

SOVEREIGN ISSUES 8.2%

Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	3,947

Colombia Government International Bond
4.375% due 03/21/2023		3,373,000	704

Colombian TES
5.750% due 11/03/2027		140,290,100	22,981
6.250% due 11/26/2025		186,255,900	34,375
6.250% due 07/09/2036		38,581,600	4,902
7.000% due 03/26/2031		26,293,000	4,039
7.250% due 10/18/2034		14,734,300	2,138
7.250% due 10/26/2050		7,607,200	955
7.500% due 08/26/2026		195,991,500	36,329
7.750% due 09/18/2030		6,799,700	1,118
9.250% due 05/28/2042		23,230,000	3,725

Financiera de Desarrollo Territorial SA Findeter
7.875% due 08/12/2024		3,616,000	716

Republic of Colombia
1.000% due 11/26/2025 (a)		14,722,100	2,719
1.000% due 08/26/2026 (a)		22,425,600	4,157
1.000% due 11/03/2027 (a)		71,711,500	11,752
1.000% due 07/09/2036 (a)		2,005,000	255

			134,812

Total Colombia (Cost $176,660)			141,950

CZECH REPUBLIC 2.8%

SOVEREIGN ISSUES 2.8%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	746,220	21,754
1.200% due 03/13/2031		188,200	5,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 10/13/2033	CZK	66,800	$1,942
2.750% due 07/23/2029		342,500	11,684
4.200% due 12/04/2036		168,200	5,993

Total Czech Republic (Cost $58,603)			46,832

DENMARK 1.5%

CORPORATE BONDS & NOTES 1.5%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	27,536	2,548

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,204	473
1.500% due 10/01/2053		12,947	1,196

Nykredit Realkredit AS
1.000% due 10/01/2050		39,922	3,624
1.000% due 10/01/2053		1,325	111
1.500% due 10/01/2053		132,107	12,482

Realkredit Danmark AS
1.000% due 10/01/2050		18,296	1,662
1.500% due 10/01/2053		30,508	2,895

Total Denmark (Cost $40,262)			24,991

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%

Dominican Republic International Bond
8.900% due 02/15/2023	DOP	280,600	5,222

Total Dominican Republic (Cost $5,298)			5,222

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%

BNP Paribas SA
6.240% due 02/06/2025 «	IDR	21,000,000	1,330

Total France (Cost $1,223)			1,330

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		$1,400	1,395

Total India (Cost $1,402)			1,395

INDONESIA 4.8%

SOVEREIGN ISSUES 4.8%

Indonesia Government International Bond
6.375% due 08/15/2028	IDR	574,737,000	36,410
6.375% due 04/15/2032		98,024,000	6,004

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/15/2031	IDR	146,146,000	$9,103
7.000% due 09/15/2030		154,523,000	9,954
7.000% due 02/15/2033		17,338,000	1,108
7.125% due 06/15/2042		32,292,000	2,063
8.250% due 05/15/2029		59,147,000	4,082
8.750% due 05/15/2031		61,580,000	4,368
9.000% due 03/15/2029		42,064,000	2,998
9.500% due 07/15/2031		25,734,000	1,908
10.500% due 08/15/2030		22,905,000	1,784

Total Indonesia (Cost $84,275)			79,782

IRELAND 0.0%

ASSET-BACKED SECURITIES 0.0%

Carlyle Global Market Strategies Euro CLO DAC
1.071% due 11/15/2031 ~	EUR	800	759

Total Ireland (Cost $970)			759

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
0.150% due 07/31/2023	ILS	11,600	3,184

Total Israel (Cost $3,315)			3,184

IVORY COAST 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Cote d’lvoire
6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	3,510	3,201

Total Ivory Coast (Cost $4,150)			3,201

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	6,600	6,064
5.823% due 01/28/2029 •		2,600	2,351

Total Jersey, Channel Islands (Cost $10,288)			8,415

KAZAKHSTAN 0.0%

CORPORATE BONDS & NOTES 0.0%

Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	340,250	675

Total Kazakhstan (Cost $1,039)			675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$341	$343

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(b)		736	589

Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(c)		300	21
5.250% due 05/23/2023 ^(c)(i)		700	94

Total Luxembourg (Cost $1,901)			1,047

MALAYSIA 4.7%

SOVEREIGN ISSUES 4.7%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	24,580	4,615
3.582% due 07/15/2032		11,350	2,279
3.733% due 06/15/2028		30,210	6,331
3.757% due 05/22/2040		66,770	12,469
3.885% due 08/15/2029		25,840	5,408
3.899% due 11/16/2027		24,600	5,266
4.065% due 06/15/2050		46,130	8,573
4.504% due 04/30/2029		6,310	1,374

Malaysia Government Investment Issue
3.422% due 09/30/2027		32,080	6,714
3.465% due 10/15/2030		35,270	7,102
4.130% due 07/09/2029		20,780	4,422
4.193% due 10/07/2032		13,240	2,785
4.258% due 07/26/2027		13,870	3,002
4.369% due 10/31/2028		30,990	6,689

Total Malaysia (Cost $83,399)			77,029

		SHARES
MEXICO 9.6%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(d)		742,577	0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 9.6%

Mexico Government International Bond
5.500% due 03/04/2027	MXN	1,245,000	52,426
5.750% due 03/05/2026		318,400	13,896
7.500% due 06/03/2027		124,400	5,665
7.750% due 05/29/2031		302,900	13,364
7.750% due 11/13/2042		544,600	22,518
8.000% due 11/07/2047		143,300	6,017

26	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 05/31/2029	MXN	563,300	$26,406
8.500% due 11/18/2038		404,500	18,190
10.000% due 11/20/2036		7,800	398

			158,880

Total Mexico (Cost $173,239)			158,880

MOROCCO 0.0%

SOVEREIGN ISSUES 0.0%

Morocco Government International Bond
4.250% due 12/11/2022		$200	200

Total Morocco (Cost $200)			200

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		$3,720	3,668
10.447% (US0006M + 7.500%) due 07/01/2023 ~		2,363	2,390

			6,058

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Sigma Bidco BV
6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	3,300	479

Total Netherlands (Cost $6,866)			6,537

NIGERIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Bank of Industry Ltd.
7.745% (LIBOR03M + 6.000%) due 12/14/2023 «~		$0	0

BOI Finance BV
7.500% due 02/16/2027	EUR	5,000	4,004

Total Nigeria (Cost $5,708)			4,004

PERU 2.6%

CORPORATE BONDS & NOTES 0.3%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	19,300	4,504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.3%

Fondo MIVIVIENDA SA
7.000% due 02/14/2024	PEN	39,400	$9,702

Peru Government International Bond
5.350% due 08/12/2040		24,400	4,230
5.400% due 08/12/2034		10,900	2,057
5.940% due 02/12/2029		8,200	1,812
6.150% due 08/12/2032		30,400	6,360
6.350% due 08/12/2028		21,250	4,880
6.900% due 08/12/2037		40,000	8,417
6.950% due 08/12/2031		1,000	225

			37,683

Total Peru (Cost $53,120)			42,187

PHILIPPINES 0.6%

SOVEREIGN ISSUES 0.6%

Philippines Government International Bond
3.900% due 11/26/2022	PHP	527,000	8,932
6.250% due 01/14/2036		54,000	836

Total Philippines (Cost $13,735)			9,768

POLAND 5.6%

SOVEREIGN ISSUES 5.6%

Poland Government International Bond
0.250% due 10/25/2026 (k)	PLN	79,000	12,017
1.750% due 04/25/2032		17,800	2,285
2.500% due 04/25/2024		4,400	827
2.500% due 07/25/2027 (k)		16,400	2,675
2.750% due 04/25/2028 (k)		315,079	50,782
2.750% due 10/25/2029 (k)		30,100	4,602
3.750% due 05/25/2027		115,600	20,025

Total Poland (Cost $117,429)			93,213

QATAR 0.6%

CORPORATE BONDS & NOTES 0.0%

QNB Finance Ltd.
6.900% due 01/23/2025 «	IDR	100,000	6

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Qatar National Bank
TBD% due 11/06/2023 «		$9,500	9,491

Total Qatar (Cost $9,440)			9,497

ROMANIA 4.0%

SOVEREIGN ISSUES 4.0%

Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	4,667

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 11/25/2024	RON	27,900	$5,050
4.150% due 01/26/2028		68,600	11,119
4.400% due 09/25/2023		33,900	6,502
4.500% due 06/17/2024		149,300	27,868
4.750% due 10/11/2034		27,400	3,893
4.850% due 07/25/2029		36,200	5,837
5.000% due 02/12/2029		10,300	1,694

Total Romania (Cost $87,996)			66,630

RUSSIA 4.0%

SOVEREIGN ISSUES 4.0%

Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	300	132
5.100% due 03/28/2035 ^(c)		$1,200	520
5.700% due 05/17/2028 (c)	RUB	1,942,000	10,645
6.900% due 07/23/2031 (c)		2,681,200	14,698
7.050% due 01/19/2028 (c)		872,100	4,781
7.100% due 10/16/2024 (c)		438,700	2,405
7.650% due 04/10/2030 (c)		1,173,400	6,432
7.700% due 03/23/2033 (c)		2,114,400	11,591
7.950% due 10/07/2026 (c)		1,834,500	10,056
8.150% due 02/03/2027 (c)		232,400	1,274
8.500% due 09/17/2031 (c)		566,900	3,108

Total Russia (Cost $163,287)			65,642

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
4.500% due 08/20/2032	RSD	345,400	2,288

Total Serbia (Cost $3,857)			2,288

SOUTH AFRICA 15.1%

CORPORATE BONDS & NOTES 1.1%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	196,700	10,582

Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)		143,600	3,647
0.000% due 12/31/2032 (f)		363,100	3,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transnet SOC Ltd.
10.000% due 03/30/2029	ZAR	10,500	$543

			18,573

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Sasol Ltd.
4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		$5,836	5,813

SOVEREIGN ISSUES 13.6%

South Africa Government International Bond
6.250% due 03/31/2036	ZAR	419,700	14,749
6.500% due 02/28/2041		487,700	16,299
7.000% due 02/28/2031		225,127	9,630
8.000% due 01/31/2030		606,350	28,722
8.250% due 03/31/2032		506,800	23,056
8.500% due 01/31/2037		608,900	26,026
8.750% due 01/31/2044		96,300	4,038
8.875% due 02/28/2035		149,400	6,761
9.000% due 01/31/2040		159,400	6,950
10.500% due 12/21/2026 (k)		94,500	5,407
10.500% due 12/21/2026		1,459,800	83,518

			225,156

Total South Africa (Cost $323,864)			249,542

SPAIN 0.0%

CORPORATE BONDS & NOTES 0.0%

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(h)(i)	EUR	200	180

Total Spain (Cost $234)			180

SUPRANATIONAL 3.3%

CORPORATE BONDS & NOTES 3.3%

Asian Development Bank
4.700% due 03/12/2024	MXN	34,300	1,558

28	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asian Infrastructure Investment Bank
4.500% due 11/04/2024	IDR	250,000	$16

International Bank for Reconstruction & Development
4.500% due 04/15/2026		307,100,000	18,843
4.600% due 02/09/2026		533,000,000	33,014

International Finance Corp.
8.000% due 10/09/2023		3,500,000	234

Total Supranational (Cost $58,772)			53,665

TANZANIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
5.400% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	4,400	4,275

Total Tanzania (Cost $5,145)			4,275

THAILAND 5.0%

SOVEREIGN ISSUES 5.0%

Thailand Government International Bond
1.585% due 12/17/2035	THB	367,057	7,661
2.000% due 12/17/2031		265,340	6,466
2.000% due 06/17/2042		71,760	1,402
2.875% due 06/17/2046		23,000	501
3.300% due 06/17/2038		1,244,186	30,892
3.390% due 06/17/2037		874,100	22,285
3.400% due 06/17/2036		362,100	9,227
3.775% due 06/25/2032		133,670	3,734

Total Thailand (Cost $92,049)			82,168

TURKEY 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

SOCAR Turkey Enerji AS
4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	7,300	6,832

Total Turkey (Cost $8,570)			6,832

UGANDA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uganda Government International Bond
16.250% due 11/08/2035	UGX	11,412,800	2,802

Total Uganda (Cost $3,493)			2,802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UKRAINE 0.1%

SOVEREIGN ISSUES 0.1%

Ukraine Government International Bond
7.375% due 09/25/2034 ^(c)		$1,800	$342
7.750% due 09/01/2025 ^(c)		4,355	1,056

Total Ukraine (Cost $3,110)			1,398

UNITED ARAB EMIRATES 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

NMC Opco Ltd.
8.923% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	32,858	9,102

Total United Arab Emirates (Cost $9,121)			9,102

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%

Barclays PLC
7.750% due 09/15/2023 •(h)(i)		$200	185

Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		500	247
3.250% due 02/25/2030		300	143

			575

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	627

Total United Kingdom (Cost $1,542)			1,202

UNITED STATES 7.1%

ASSET-BACKED SECURITIES 4.8%

ACE Securities Corp. Home Equity Loan Trust
4.104% due 04/25/2035 •		$1,526	1,481

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.059% due 07/25/2035 •		1,800	1,719

Bear Stearns Asset-Backed Securities Trust
3.924% due 08/25/2036 •		1,096	1,063
3.984% due 03/25/2034 •		556	538

Countrywide Asset-Backed Certificates Trust
3.669% due 06/25/2036 •		3,500	3,299

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		11	8
2.909% due 08/25/2035 ~		1,586	1,471

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing and Securitization LLC
4.359% due 03/25/2046 •	$4,631	$4,533

Fieldstone Mortgage Investment Trust
3.464% due 05/25/2036 ~	1,735	1,232

First Franklin Mortgage Loan Trust
3.384% due 08/25/2036 ~	6,972	6,592
3.394% due 10/25/2036 •	2,000	1,556

GSAMP Trust
3.174% due 01/25/2037 •	1,009	630
3.384% due 12/25/2036 ~	1,501	1,403
3.909% due 05/25/2034 ~	2,464	2,242

Home Equity Mortgage Loan Asset-Backed Trust
3.564% due 08/25/2036 ~	1,300	1,158

JP Morgan Mortgage Acquisition Corp.
3.669% due 05/25/2035 •	2,947	2,912

JP Morgan Mortgage Acquisition Trust
3.354% due 07/25/2036 •	3,823	3,156

Lehman XS Trust
5.066% due 01/25/2036 ^þ	3,322	2,998

Merrill Lynch Mortgage Investors Trust
3.834% due 09/25/2035 •	1,962	1,843

Morgan Stanley ABS Capital, Inc. Trust
4.014% due 07/25/2035 •	2,789	2,723

Morgan Stanley Mortgage Loan Trust
3.564% due 12/25/2036 ~	3,395	1,508
4.845% due 11/25/2036 ^•	231	98

New Century Home Equity Loan Trust
3.244% due 08/25/2036 •	1,650	1,596
3.729% due 12/25/2035 •	6,000	5,710

NovaStar Mortgage Funding Trust
3.834% due 06/25/2034 •	4,407	4,176

OneMain Financial Issuance Trust
4.130% due 05/14/2035	7,300	6,945

Option One Mortgage Loan Trust
3.304% due 04/25/2037 ~	415	297

Residential Asset Mortgage Products Trust
4.239% due 02/25/2035 ~	1,710	1,653

Saxon Asset Securities Trust
3.484% due 09/25/2047 •	3,819	3,586

Securitized Asset-Backed Receivables LLC Trust
2.885% due 01/25/2036 ^þ	1,854	1,511

Structured Asset Securities Corp. Mortgage Loan Trust
3.304% due 10/25/2037 •	5,833	3,825

Towd Point Mortgage Trust
4.084% due 05/25/2058 ~	444	437

WaMu Asset-Backed Certificates WaMu Trust
3.324% due 05/25/2037 •	5,081	4,410

Wells Fargo Home Equity Asset-Backed Securities Trust
3.724% due 03/25/2037 •	2,000	1,715

		80,024

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(j)	823,266	$89

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.2%

Ford Motor Credit Co. LLC
3.550% due 10/07/2022	$1,600	1,601

Rio Oil Finance Trust
9.250% due 07/06/2024	1,902	1,922
9.750% due 01/06/2027	459	477

		4,000

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	509	435

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~	4,284	3,677

Banc of America Funding Trust
2.471% due 03/20/2036 ~	19	17

BCAP LLC Trust
2.977% due 05/26/2037 ~	2,396	2,208
3.424% due 01/25/2037 ^~	185	162

Bear Stearns Adjustable Rate Mortgage Trust
3.011% due 01/25/2035 ~	4	3
3.842% due 02/25/2036 ^~	39	36

Bear Stearns ALT-A Trust
3.324% due 04/25/2037 ~	7,593	5,908
3.341% due 08/25/2036 ^~	288	222

Citigroup Mortgage Loan Trust
2.359% due 03/25/2034 ~	7	6
3.629% due 07/25/2046 ^~	28	26
3.878% due 09/25/2037 ^~	3,107	2,815

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	55	49

Countrywide Alternative Loan Trust
3.364% due 04/25/2047 ~	6,190	5,480

Countrywide Home Loan Mortgage Pass-Through Trust
3.339% due 09/25/2047 ^~	17	15

Countrywide Home Loan Reperforming REMIC Trust
2.984% due 11/25/2034 •	233	218

GreenPoint Mortgage Funding Trust
3.524% due 06/25/2045 ~	79	74

GSMPS Mortgage Loan Trust
3.434% due 01/25/2036 •	227	190

GSR Mortgage Loan Trust
3.834% due 11/25/2035 ^~	57	35

30	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
3.104% due 10/19/2035 •	$323	$192
3.183% due 01/19/2038 ~	4,120	3,657
3.322% due 08/19/2036 ^~	3	3
3.673% due 06/20/2035 •	375	344

Impac CMB Trust
3.724% due 03/25/2035 •	95	88
5.730% due 01/25/2033 þ	388	373

IndyMac INDX Mortgage Loan Trust
3.444% due 02/25/2037 ^•	329	298
3.444% due 02/25/2037 •	647	629
3.724% due 07/25/2045 ~	115	92

JP Morgan Mortgage Trust
3.396% due 06/25/2036 ^~	213	162

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	340	320

Luminent Mortgage Trust
3.444% due 12/25/2036 ^•	15	13

MASTR Alternative Loan Trust
3.484% due 03/25/2036 ^•	87	8

Morgan Stanley Mortgage Loan Trust
3.190% due 06/25/2036 ~	8	8

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ	8,436	2,393

Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~	957	859
5.117% due 02/25/2036 ^~	97	79

Residential Asset Securitization Trust
3.484% due 01/25/2046 ^~	131	43

Sequoia Mortgage Trust
2.436% due 01/20/2047 ^~	20	14

Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~	33	28
3.352% due 03/25/2036 ^~	45	34

Structured Asset Mortgage Investments Trust
3.234% due 02/25/2037 •	1,168	1,053

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 ^þ	1,336	378

Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•	336	273

WaMu Mortgage Pass-Through Certificates Trust
2.569% due 01/25/2037 ^~	51	46
2.739% due 12/25/2036 ^~	30	27
2.740% due 04/25/2037 ^~	33	30
3.454% due 05/25/2034 ~	237	236
3.719% due 09/25/2036 ^~	42	39

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.412% due 10/25/2036 ~		$581	$549

			33,844

U.S. GOVERNMENT AGENCIES 0.0%

Uniform Mortgage-Backed Security
4.000% due 02/01/2049		27	26

		SHARES
WARRANTS 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $124,806)			117,983

		PRINCIPAL AMOUNT (000S)
VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%

1MDB Global Investments Ltd.
4.400% due 03/09/2023		$5,800	5,557

Total Virgin Islands (British) (Cost $5,804)			5,557

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bond
12.000% due 03/22/2028	ZMW	21,800	842
15.000% due 02/16/2027		18,700	869

Total Zambia (Cost $1,027)			1,711

SHORT-TERM INSTRUMENTS 7.5%

ISRAEL TREASURY BILLS 4.7%
1.045% due 12/07/2022 - 03/02/2023 (e)(f)	ILS	276,700	76,905

MALAYSIA TREASURY BILLS 1.2%
2.326% due 11/17/2022 (f)(g)	MYR	95,700	20,561

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.6%
2.816% due 10/06/2022 - 12/15/2022 (e)(f)(n)	$26,220	$26,104

Total Short-Term Instruments (Cost $128,916)		123,570

Total Investments in Securities (Cost $2,094,818)		1,698,604

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio	3,029,712	29,640

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	4,345,076	$42,186

Total Short-Term Instruments (Cost $72,582)		71,826

Total Investments in Affiliates (Cost $72,582)		71,826

Total Investments 107.3% (Cost $2,167,400)		$1,770,430

Financial Derivative Instruments (l)(m) 0.4% (Cost or Premiums, net $(1,287))		6,862

Other Assets and Liabilities, net (7.7)%		(127,268)

Net Assets 100.0%		$1,650,024

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

32	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$89	$89	0.01%
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00

		$89	$89	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	7.350%	08/08/2022	TBD	(2)	PLN	(13,242)	$(2,701)
	7.350	08/11/2022	TBD	(2)		(24,378)	(4,969)
BRC	6.400	07/11/2022	TBD	(2)	ZAR	(754,572)	(42,231)
	6.400	09/26/2022	TBD	(2)		(24,352)	(1,347)
	6.900	08/08/2022	TBD	(2)	PLN	(39,753)	(8,107)
	7.050	08/19/2022	TBD	(2)		(257,686)	(52,430)
NOM	2.375	09/29/2022	TBD	(2)		$(1,988)	(1,989)

Total Reverse Repurchase Agreements							$(113,774)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(7,670)	$0	$(7,670)	$7,907	$237
BRC	0	(104,115)	0	(104,115)	107,589	3,474
NOM	0	(1,989)	0	(1,989)	2,096	107

Total Borrowings and Other Financing Transactions	$0	$(113,774)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(113,774)	$(113,774)

Total Borrowings	$0	$0	$0	$(113,774)	$(113,774)

Payable for reverse repurchase agreements					$(113,774)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

(k)	Securities with an aggregate market value of $112,820 and cash of $4,772 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(105,805) at a weighted average interest rate of 5.813%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2023	1.053%	$400	$3	$(3)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	1.265	1,100	8	(11)	(3)	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	100	(1)	(2)	(3)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	4,900	(19)	(153)	(172)	6	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052	200	(4)	(4)	(8)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	1,700	(81)	88	7	0	0

						$(94)	$(85)	$(179)	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$15,900	$(561)	$(6)	$(567)	$52	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day INR-MIBOR Compounded-OIS	6.500%	Annual	09/21/2023	INR	19,040,305	$359	$(1,151)	$(792)	$27	$0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		2,642,560	1,661	10	1,671	0	(104)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/26/2029	$	50,450	0	(329)	(329)	0	(141)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.870	Annual	09/26/2054		11,900	0	34	34	165	0
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023	BRL	192,900	(451)	(2,262)	(2,713)	0	(3)
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023		130,200	0	(1,826)	(1,826)	0	(2)
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023		31,800	0	(445)	(445)	0	0
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023		400,900	(123)	5,330	5,207	5	0
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023		113,900	0	(1,578)	(1,578)	0	(2)
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023		192,600	6	(2,618)	(2,612)	0	(3)
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023		100,000	0	1,184	1,184	1	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023		136,400	0	1,595	1,595	2	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023		96,700	0	(853)	(853)	0	(1)
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023		113,000	0	(914)	(914)	0	(1)

34	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	5.000%	Maturity	01/02/2023	BRL	82,600	$111	$(756)	$(645)	$0	$(1)
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		336,800	(1,424)	3,823	2,399	2	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		175,800	(1)	(1,197)	(1,198)	0	(1)
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023		38,300	(203)	438	235	0	0
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023		3,300	(19)	37	18	0	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023		56,200	(39)	326	287	0	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		76,400	0	(283)	(283)	0	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023		9,800	0	(35)	(35)	0	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023		69,300	418	(598)	(180)	0	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	(103)	(28)	0	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	140	3	0	0
Pay	1-Year BRL-CDI	6.410	Maturity	01/02/2023		224,000	0	(1,947)	(1,947)	0	(2)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		149,500	681	(397)	284	1	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		222,100	0	1,731	1,731	2	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		225,500	0	1,714	1,714	1	0
Pay	1-Year BRL-CDI	8.418	Maturity	01/02/2023		150,000	0	(867)	(867)	0	(1)
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,035	1,033	1	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(692)	(692)	0	(1)
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		379,500	2,326	6,004	8,330	0	(36)
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024		360,900	(717)	(6,813)	(7,530)	35	0
Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024		119,100	57	2,337	2,394	0	(12)
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024		55,100	0	1,196	1,196	0	(5)
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024		171,600	0	3,405	3,405	0	(17)
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024		429,300	619	(6,839)	(6,220)	47	0
Pay	1-Year BRL-CDI	6.090	Maturity	01/02/2024		27,800	0	(487)	(487)	3	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		35,100	0	(510)	(510)	4	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		100,700	0	(1,299)	(1,299)	12	0
Receive	1-Year BRL-CDI	7.790	Maturity	01/02/2024		37,400	(20)	498	478	0	(4)
Pay	1-Year BRL-CDI	9.105	Maturity	01/02/2024		85,800	0	(751)	(751)	11	0
Pay	1-Year BRL-CDI	9.660	Maturity	01/02/2024		73,000	0	(562)	(562)	9	0
Pay	1-Year BRL-CDI	9.745	Maturity	01/02/2024		100,600	0	(711)	(711)	13	0
Pay	1-Year BRL-CDI	9.780	Maturity	01/02/2024		103,900	0	(743)	(743)	13	0
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		71,100	64	(519)	(455)	9	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		5,200	0	(27)	(27)	1	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		20,000	0	(98)	(98)	3	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		168,700	0	(793)	(793)	22	0
Pay	1-Year BRL-CDI	10.898	Maturity	01/02/2024		170,500	0	(787)	(787)	23	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		12,550	0	(52)	(52)	2	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		39,400	0	(152)	(152)	5	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		9,900	0	(36)	(36)	1	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024		122,800	0	353	353	0	(17)
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024		405,200	0	1,136	1,136	0	(56)
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024		134,100	0	374	374	0	(18)
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024		121,900	0	338	338	0	(17)
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024		122,800	0	340	340	0	(17)
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		139,100	0	64	64	20	0
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025		37,800	0	(749)	(749)	13	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025		30,300	0	(526)	(526)	11	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	(323)	(322)	7	0
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025		140,500	692	1,700	2,392	0	(49)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	(1,536)	(1,536)	36	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	(1,168)	(1,271)	41	0
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	2,370	2,413	0	(85)
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025		20,700	0	341	341	0	(7)
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025		78,000	0	(712)	(712)	28	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	(531)	(523)	41	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	3,375	3,461	60	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(3,082)	(3,082)	0	(55)
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		168,900	0	(256)	(256)	62	0
Receive	1-Year BRL-CDI	11.445	Maturity	01/02/2025		215,300	0	65	65	0	(79)
Receive	1-Year BRL-CDI	11.560	Maturity	01/02/2025		60,000	0	17	17	0	(22)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025		98,700	0	39	39	37	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		97,500	0	58	58	36	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.835%	Maturity	01/02/2025	BRL	97,500	$0	$69	$69	$36	$0
Receive	1-Year BRL-CDI	11.935	Maturity	01/02/2025		62,700	0	(63)	(63)	0	(23)
Pay	1-Year BRL-CDI	12.105	Maturity	01/02/2025		157,700	0	180	180	58	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025		235,700	0	527	527	88	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025		113,200	0	372	372	42	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/02/2025		163,900	63	(660)	(597)	0	(61)
Pay	1-Year BRL-CDI	12.950	Maturity	01/02/2025		55,900	0	221	221	21	0
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027		20,300	0	605	605	0	(13)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		245,300	(2,299)	(4,310)	(6,609)	156	0
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027		31,200	37	791	828	0	(20)
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027		130,200	(120)	3,702	3,582	0	(83)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	620	620	0	(15)
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027		81,700	0	(2,407)	(2,407)	52	0
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	(1,793)	(2,747)	73	0
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	1,434	(323)	1,111	0	(28)
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	2,026	2,026	0	(55)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	937	784	0	(22)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	433	433	0	(12)
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	1,173	1,173	0	(33)
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	(238)	(233)	8	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	(1,035)	(1,035)	38	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	(995)	(995)	39	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	1,645	1,648	0	(67)
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	(412)	(412)	18	0
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	(309)	(309)	15	0
Receive	1-Year BRL-CDI	7.770	Maturity	01/04/2027		113,500	0	2,230	2,230	0	(72)
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	(201)	(176)	12	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		26,900	0	(460)	(460)	17	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		54,600	14	(910)	(896)	35	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	130	130	0	(40)
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	(718)	(275)	85	0
Receive	1-Year BRL-CDI	8.750	Maturity	01/04/2027		153,500	(203)	2,133	1,930	0	(98)
Pay	1-Year BRL-CDI	8.805	Maturity	01/04/2027		22,500	0	(328)	(328)	14	0
Pay	1-Year BRL-CDI	9.250	Maturity	01/04/2027		40,600	(2)	(474)	(476)	26	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	704	700	46	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		20,000	(5)	(136)	(141)	13	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		30,600	0	(197)	(197)	20	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		8,500	0	(61)	(61)	5	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(1,773)	(1,766)	0	(85)
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		65,600	0	(182)	(182)	42	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		52,000	0	(137)	(137)	34	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		63,700	0	(159)	(159)	41	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		98,900	0	(245)	(245)	64	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		70,400	0	(174)	(174)	46	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		64,200	0	(156)	(156)	42	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		65,600	0	(156)	(156)	42	0
Pay	1-Year BRL-CDI	11.080	Maturity	01/04/2027		77,200	0	(193)	(193)	50	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		38,200	0	(83)	(83)	25	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		40,000	0	(62)	(62)	26	0
Receive	1-Year BRL-CDI	12.525	Maturity	01/04/2027		41,200	0	(199)	(199)	0	(26)
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025	CNY	61,600	(152)	61	(91)	6	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	63	46	4	0
Receive	3-Month CNY-CNREPOFIX	2.735	Quarterly	12/16/2025		40,700	(75)	8	(67)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		269,200	121	(104)	17	38	0
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024	COP	31,716,300	0	327	327	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		47,566,000	0	882	882	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		23,987,000	0	376	376	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025		59,669,600	0	835	835	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		14,823,000	0	455	455	26	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		56,805,800	0	769	769	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		18,349,000	0	109	109	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/06/2025		36,811,500	0	(221)	(221)	18	0
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025		29,337,000	0	(1,291)	(1,291)	10	0

36	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	4.040%	Quarterly	11/26/2025	COP	30,546,000	$0	$1,196	$1,196	$0	$(11)
Receive	3-Month COP-IBR Compounded-OIS	4.075	Quarterly	11/26/2025		12,151,300	0	473	473	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.090	Quarterly	11/26/2025		7,395,000	0	287	287	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	4.651	Quarterly	11/26/2025		53,000,800	0	(1,881)	(1,881)	19	0
Receive	3-Month COP-IBR Compounded-OIS	4.690	Quarterly	11/26/2025		13,228,400	0	467	467	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	5.670	Quarterly	11/26/2025		38,457,600	0	(1,131)	(1,131)	15	0
Receive	3-Month COP-IBR Compounded-OIS	8.720	Quarterly	11/26/2025		57,572,400	0	642	642	0	(28)
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		12,759,100	0	107	107	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		44,689,000	0	341	341	0	(22)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		111,002,000	0	866	866	0	(56)
Receive	3-Month COP-IBR Compounded-OIS	9.310	Quarterly	11/26/2025		27,603,800	0	210	210	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	10.110	Quarterly	11/26/2025		15,225,000	0	44	44	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,804,000	0	416	416	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		13,065,000	156	467	623	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.660	Quarterly	08/26/2026		20,500,000	0	406	406	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.860	Quarterly	08/26/2026		14,905,300	0	274	274	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.055	Quarterly	08/26/2026		18,837,500	0	187	187	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	10/04/2026		23,259,300	0	(799)	(799)	3	0
Pay	3-Month COP-IBR Compounded-OIS	5.880	Quarterly	10/13/2026		8,500,000	0	(286)	(286)	1	0
Receive	3-Month COP-IBR Compounded-OIS	6.640	Quarterly	01/11/2027		40,571,200	0	1,175	1,175	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	6.705	Quarterly	01/11/2027		36,319,600	0	1,033	1,033	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.040	Quarterly	01/25/2027		6,295,500	0	163	163	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		17,136,000	0	433	433	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		32,209,700	0	812	812	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		9,409,900	0	241	241	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		37,305,000	0	(811)	(811)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		44,051,000	0	(749)	(749)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		17,281,500	0	(289)	(289)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		4,965,500	0	(71)	(71)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		29,556,300	0	(394)	(394)	12	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		11,455,000	0	(185)	(185)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		22,333,800	0	438	438	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		34,375,800	0	669	669	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		17,303,300	0	333	333	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		7,181,000	0	(300)	(300)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027		12,067,300	0	614	614	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027		11,131,100	0	571	571	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.325	Quarterly	07/12/2027		61,441,000	0	(489)	(489)	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	09/13/2027		45,220,000	(6)	(150)	(156)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		10,150,000	0	586	586	2	0
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	11/03/2027		10,389,200	0	599	599	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.140	Quarterly	11/03/2027		52,156,800	0	1,887	1,887	6	0
Pay	3-Month COP-IBR Compounded-OIS	6.214	Quarterly	11/03/2027		10,551,700	0	(375)	(375)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.260	Quarterly	11/03/2027		20,690,000	0	727	727	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.290	Quarterly	11/03/2027		20,690,000	0	721	721	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.380	Quarterly	11/03/2027		5,550,600	0	189	189	1	0
Receive	3-Month COP-IBR Compounded-OIS	6.650	Quarterly	11/03/2027		36,209,000	0	1,148	1,148	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	11/03/2027		603,000	0	(6)	(6)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.840	Quarterly	11/03/2027		24,317,400	0	89	89	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	10.180	Quarterly	11/03/2027		6,353,900	0	8	8	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.355	Quarterly	11/18/2027		5,576,100	0	191	191	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	04/28/2028		16,249,500	0	474	474	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	04/28/2028		5,743,300	0	165	165	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	04/28/2028		17,230,000	0	494	494	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	04/28/2028		121,766,000	0	(1,205)	(1,205)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(875)	(875)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.380	Quarterly	01/21/2029		9,663,000	0	270	270	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		34,381,000	0	(437)	(437)	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	9.750	Quarterly	09/12/2029		21,257,000	0	(80)	(80)	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		30,381,200	0	(2,015)	(2,015)	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	9.420	Quarterly	09/18/2030		23,211,000	0	(159)	(159)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	1,352	2,418	22	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	956	956	9	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	5.950%	Quarterly	03/26/2031	COP	25,411,800	$0	$1,229	$1,229	$15	$0
Pay	3-Month COP-IBR Compounded-OIS	6.560	Quarterly	03/26/2031		1,950,000	0	(80)	(80)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.830	Quarterly	03/26/2031		2,097,000	0	(4)	(4)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	5.805	Quarterly	08/02/2031		7,024,000	0	366	366	5	0
Pay	3-Month COP-IBR Compounded-OIS	6.630	Quarterly	10/07/2031		3,234,000	0	(137)	(137)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	6.660	Quarterly	10/07/2031		1,600,000	0	(67)	(67)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	6.690	Quarterly	10/07/2031		1,600,000	0	(66)	(66)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.440	Quarterly	06/30/2032		9,489,400	0	(66)	(66)	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		5,160,300	0	(32)	(32)	0	(7)
Pay(5)	3-Month COP-IBR Compounded-OIS	9.950	Quarterly	10/04/2032		5,324,700	0	(3)	(3)	0	(3)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2025	ILS	30,400	(75)	106	31	13	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	74,433,000	4,957	(38)	4,919	0	(261)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026		74,433,000	87	(5,006)	(4,919)	261	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		38,256,500	134	4,351	4,485	0	(298)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		38,256,500	(2,789)	(1,696)	(4,485)	298	0
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	231	(23)	6	0
Receive	3-Month ZAR-JIBAR	5.750	Quarterly	03/02/2024		599,400	7	925	932	0	(26)
Receive	3-Month ZAR-JIBAR	6.124	Quarterly	03/08/2024		702,300	0	893	893	0	(31)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	3	11	2	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	262	65	0	(14)
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(677)	(668)	7	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	537	537	0	(5)
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		124,100	0	566	566	0	(5)
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		76,900	2	(387)	(385)	2	0
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		358,300	(73)	1,366	1,293	0	(13)
Pay	3-Month ZAR-JIBAR	5.757	Quarterly	04/14/2026		260,000	0	(1,158)	(1,158)	9	0
Pay	3-Month ZAR-JIBAR	5.700	Quarterly	04/21/2026		70,100	0	(321)	(321)	2	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(815)	(787)	6	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(276)	(276)	2	0
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	(98)	(98)	3	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	10/20/2026		63,200	(205)	(172)	(377)	3	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(1,075)	(896)	13	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		254,700	(114)	(873)	(987)	12	0
Pay	3-Month ZAR-JIBAR	6.956	Quarterly	03/11/2027		180,200	0	(605)	(605)	9	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		103,200	0	297	297	0	(5)
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		79,300	0	228	228	0	(4)
Receive	3-Month ZAR-JIBAR	8.180	Quarterly	07/05/2027		240,300	0	179	179	0	(13)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	40	43	0	(1)
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	378	378	1	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	371	371	1	0
Receive	3-Month ZAR-JIBAR	8.800	Quarterly	05/09/2032		275,650	(287)	972	685	0	(7)
Receive	6-Month CLP-CHILIBOR	9.820	Semi-Annual	09/15/2024	CLP	11,819,400	0	111	111	0	(54)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,901,300	0	666	666	0	(25)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	936	936	0	(35)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	(928)	(928)	35	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	(3,096)	(3,096)	113	0
Receive	6-Month CLP-CHILIBOR	5.770	Semi-Annual	02/08/2025		30,109,000	0	2,806	2,806	0	(186)
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	03/01/2025		2,779,000	0	557	557	0	(14)
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	03/01/2025		2,895,000	0	580	580	0	(15)
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	03/01/2025		3,709,000	0	743	743	0	(19)
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	03/01/2025		5,410,000	0	(1,029)	(1,029)	27	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		120,000	0	14	14	0	(1)
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		2,805,000	0	298	298	0	(15)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025		2,280,000	0	(200)	(200)	12	0
Pay	6-Month CLP-CHILIBOR	9.135	Semi-Annual	03/01/2025		13,757,000	(1)	(197)	(198)	78	0
Pay	6-Month CLP-CHILIBOR	9.270	Semi-Annual	03/01/2025		10,318,000	0	(116)	(116)	59	0
Receive	6-Month CLP-CHILIBOR	9.350	Semi-Annual	03/01/2025		3,025,600	0	28	28	0	(15)
Receive	6-Month CLP-CHILIBOR	9.370	Semi-Annual	03/01/2025		3,073,900	0	27	27	0	(16)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		5,462,900	0	973	973	0	(26)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		2,731,300	0	486	486	0	(13)
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025		3,911,000	0	705	705	0	(18)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025		19,906,000	0	(1,100)	(1,100)	99	0

38	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CLP-CHILIBOR	7.325%	Semi-Annual	03/23/2025	CLP	13,429,000	$0	$(726)	$(726)	$66	$0
Receive	6-Month CLP-CHILIBOR	6.625	Semi-Annual	04/04/2025		12,527,000	0	1,028	1,028	0	(61)
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025		18,374,000	0	1,507	1,507	0	(90)
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025		12,078,000	0	975	975	0	(60)
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025		3,149,000	0	(157)	(157)	21	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025		8,528,400	0	(440)	(440)	62	0
Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025		8,556,000	0	(439)	(439)	62	0
Receive	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/23/2025		5,454,000	0	275	275	0	(40)
Pay	6-Month CLP-CHILIBOR	7.600	Semi-Annual	06/23/2025		5,288,000	0	(260)	(260)	39	0
Receive	6-Month CLP-CHILIBOR	8.500	Semi-Annual	07/15/2025		6,139,700	0	140	140	0	(45)
Pay	6-Month CLP-CHILIBOR	3.030	Semi-Annual	07/19/2025		9,027,900	0	(1,555)	(1,555)	60	0
Receive	6-Month CLP-CHILIBOR	8.690	Semi-Annual	07/19/2025		12,868,300	(22)	240	218	0	(92)
Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025		8,009,500	0	(1,783)	(1,783)	51	0
Receive	6-Month CLP-CHILIBOR	8.230	Semi-Annual	08/04/2025		17,911,300	0	510	510	0	(125)
Pay	6-Month CLP-CHILIBOR	8.740	Semi-Annual	08/29/2025		3,532,000	0	(45)	(45)	22	0
Pay	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025		10,690,000	0	(555)	(555)	59	0
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025		3,515,000	0	(803)	(803)	25	0
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026		4,380,000	0	(854)	(854)	30	0
Receive	6-Month CLP-CHILIBOR	1.780	Semi-Annual	02/17/2026		4,295,000	0	938	938	0	(27)
Receive	6-Month CLP-CHILIBOR	1.785	Semi-Annual	02/17/2026		1,952,000	0	426	426	0	(12)
Receive	6-Month CLP-CHILIBOR	1.790	Semi-Annual	02/17/2026		7,481,000	0	1,632	1,632	0	(48)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		521,000	0	99	99	0	(3)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026		4,300,000	0	465	465	0	(27)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026		7,305,000	0	(429)	(429)	47	0
Receive	6-Month CLP-CHILIBOR	2.305	Semi-Annual	03/10/2026		3,676,500	0	731	731	0	(20)
Receive	6-Month CLP-CHILIBOR	2.325	Semi-Annual	03/10/2026		2,451,100	0	486	486	0	(13)
Receive	6-Month CLP-CHILIBOR	6.860	Semi-Annual	03/18/2026		6,947,600	0	391	391	0	(42)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		617,300	0	(148)	(148)	4	0
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	07/06/2026		2,555,000	0	450	450	0	(19)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026		3,039,900	0	523	523	0	(21)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026		1,629,900	0	345	345	0	(11)
Pay	6-Month CLP-CHILIBOR	4.660	Semi-Annual	09/14/2026		4,018,300	0	(515)	(515)	24	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	10/13/2026		2,000,000	0	(226)	(226)	13	0
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026		3,446,000	0	(469)	(469)	26	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026		1,657,400	0	209	209	0	(13)
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027		5,000,000	0	(1,087)	(1,087)	38	0
Pay	6-Month CLP-CHILIBOR	5.865	Semi-Annual	01/14/2027		3,149,200	0	(285)	(285)	25	0
Pay	6-Month CLP-CHILIBOR	5.890	Semi-Annual	01/14/2027		1,692,400	0	(151)	(151)	14	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027		6,630,000	0	(1,425)	(1,425)	48	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	01/25/2027		10,577,400	0	(1,076)	(1,076)	82	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027		9,534,000	0	(933)	(933)	71	0
Pay	6-Month CLP-CHILIBOR	6.030	Semi-Annual	02/10/2027		7,150,000	0	(581)	(581)	53	0
Pay	6-Month CLP-CHILIBOR	6.055	Semi-Annual	02/10/2027		4,880,000	0	(391)	(391)	36	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027		8,991,000	0	(748)	(748)	67	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/11/2027		17,541,900	0	(1,443)	(1,443)	130	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027		4,147,000	0	(318)	(318)	30	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027		2,047,400	0	(143)	(143)	14	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	03/04/2027		5,611,300	0	(407)	(407)	36	0
Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027		2,926,700	0	220	220	0	(19)
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027		10,308,200	0	697	697	0	(65)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027		3,790,000	0	248	248	0	(24)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027		4,265,000	0	228	228	0	(26)
Pay	6-Month CLP-CHILIBOR	6.480	Semi-Annual	04/01/2027		2,780,000	0	(201)	(201)	17	0
Pay	6-Month CLP-CHILIBOR	6.495	Semi-Annual	04/01/2027		2,529,000	0	(181)	(181)	15	0
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027		3,967,000	0	(308)	(308)	24	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027		3,748,000	0	(293)	(293)	23	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027		4,118,600	0	182	182	0	(32)
Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027		14,751,600	0	(1,054)	(1,054)	119	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027		4,822,400	0	(350)	(350)	39	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027		9,510,000	(27)	(645)	(672)	78	0
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027		11,074,300	0	(3,045)	(3,045)	79	0
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027		2,208,900	0	(604)	(604)	16	0
Receive	6-Month CLP-CHILIBOR	7.110	Semi-Annual	06/15/2027		5,236,000	0	199	199	0	(44)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	7.150%	Semi-Annual	06/15/2027	CLP	12,107,000	$0	$440	$440	$0	$(102)
Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027		36,841,000	0	1,319	1,319	0	(309)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027		4,309,700	0	(152)	(152)	36	0
Receive	6-Month CLP-CHILIBOR	6.800	Semi-Annual	06/23/2027		3,305,000	0	168	168	0	(28)
Pay	6-Month CLP-CHILIBOR	6.900	Semi-Annual	06/23/2027		3,305,000	0	(153)	(153)	28	0
Pay	6-Month CLP-CHILIBOR	6.470	Semi-Annual	06/28/2027		11,080,000	0	(716)	(716)	91	0
Pay	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027		7,948,000	0	(395)	(395)	66	0
Pay	6-Month CLP-CHILIBOR	7.420	Semi-Annual	07/14/2027		3,153,200	0	(70)	(70)	26	0
Receive	6-Month CLP-CHILIBOR	3.475	Semi-Annual	07/19/2027		6,223,300	0	1,196	1,196	0	(46)
Receive	6-Month CLP-CHILIBOR	7.520	Semi-Annual	08/25/2027		8,239,100	0	118	118	0	(61)
Pay	6-Month CLP-CHILIBOR	7.610	Semi-Annual	08/29/2027		2,482,000	0	(25)	(25)	18	0
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027		9,763,700	0	2,321	2,321	0	(55)
Receive	6-Month CLP-CHILIBOR	7.270	Semi-Annual	09/15/2027		8,891,200	13	193	206	0	(59)
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027		4,288,000	0	1,199	1,199	0	(32)
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027		4,159,900	0	1,159	1,159	0	(31)
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027		2,200,000	0	609	609	0	(16)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027		2,827,000	0	780	780	0	(21)
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027		775,000	0	(204)	(204)	6	0
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027		4,170,000	0	(1,096)	(1,096)	32	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028		4,802,000	0	(392)	(392)	33	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028		483,900	0	103	103	0	(4)
Receive	6-Month CLP-CHILIBOR	3.470	Semi-Annual	06/15/2028		10,350,000	0	2,218	2,218	0	(86)
Receive	6-Month CLP-CHILIBOR	3.990	Semi-Annual	07/06/2028		2,465,000	0	458	458	0	(21)
Receive	6-Month CLP-CHILIBOR	4.000	Semi-Annual	07/06/2028		1,304,000	0	241	241	0	(11)
Receive	6-Month CLP-CHILIBOR	3.725	Semi-Annual	07/19/2028		1,002,700	(3)	201	198	0	(8)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	0	1,417	1,417	0	(59)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028		3,077,800	0	571	571	0	(24)
Pay	6-Month CLP-CHILIBOR	5.015	Semi-Annual	09/13/2028		445,700	0	(56)	(56)	3	0
Receive	6-Month CLP-CHILIBOR	4.170	Semi-Annual	10/01/2028		2,116,730	0	409	409	0	(13)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028		1,210,000	0	166	166	0	(8)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028		1,458,500	0	185	185	0	(10)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028		2,538,000	0	318	318	0	(17)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		5,600,000	0	695	695	0	(37)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		760,000	0	88	88	0	(5)
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028		1,834,200	0	(143)	(143)	13	0
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028		2,363,700	0	(49)	(49)	0	(8)
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028		1,313,200	0	(25)	(25)	0	(4)
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029		3,133,000	0	(247)	(247)	26	0
Pay	6-Month CLP-CHILIBOR	5.990	Semi-Annual	03/02/2029		1,621,000	0	(127)	(127)	12	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029		935,600	0	(72)	(72)	7	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029		700,000	0	(37)	(37)	5	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		10,154,000	0	(617)	(617)	93	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	2,461	2,461	0	(88)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	(357)	(357)	12	0
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(731)	(731)	20	0
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(274)	(274)	8	0
Pay	6-Month CLP-CHILIBOR	6.670	Semi-Annual	06/14/2030		2,733,000	0	(98)	(98)	30	0
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(1,307)	(1,307)	38	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	240	240	0	(13)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	237	237	0	(19)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		3,230,000	0	340	340	0	(31)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		2,282,900	0	(147)	(147)	22	0
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	(722)	(722)	25	0
Receive	6-Month CLP-CHILIBOR	2.548	Semi-Annual	01/07/2031		3,517,700	0	1,085	1,085	0	(36)
Pay	6-Month CLP-CHILIBOR	2.770	Semi-Annual	02/12/2031		1,550,000	0	(448)	(448)	15	0
Pay	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/08/2031		1,279,000	0	(112)	(112)	13	0
Pay	6-Month CLP-CHILIBOR	5.835	Semi-Annual	10/12/2031		1,970,300	0	(185)	(185)	19	0
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		662,000	0	(97)	(97)	7	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		662,000	0	(96)	(96)	7	0
Receive	6-Month CLP-CHILIBOR	5.965	Semi-Annual	02/25/2032		5,150,000	0	375	375	0	(52)
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		2,167,200	0	164	164	0	(20)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	03/17/2032		2,167,300	0	158	158	0	(20)
Receive	6-Month CLP-CHILIBOR	6.100	Semi-Annual	04/01/2032		1,390,000	0	105	105	0	(13)

40	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	6.115%	Semi-Annual	04/01/2032	CLP	1,445,000	$0	$107	$107	$0	$(13)
Receive	6-Month CLP-CHILIBOR	6.255	Semi-Annual	04/08/2032		4,154,000	0	259	259	0	(41)
Receive	6-Month CLP-CHILIBOR	6.260	Semi-Annual	04/08/2032		3,902,000	0	241	241	0	(38)
Receive	6-Month CLP-CHILIBOR	6.299	Semi-Annual	04/08/2032		4,380,000	0	258	258	0	(43)
Pay	6-Month CLP-CHILIBOR	6.550	Semi-Annual	06/15/2032		2,999,300	0	(104)	(104)	34	0
Pay	6-Month CLP-CHILIBOR	6.590	Semi-Annual	06/16/2032		9,060,000	0	(285)	(285)	103	0
Pay	6-Month CLP-CHILIBOR	6.610	Semi-Annual	06/17/2032		2,451,300	0	(73)	(73)	28	0
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		971,500	0	(63)	(63)	11	0
Pay	6-Month CLP-CHILIBOR	6.650	Semi-Annual	07/20/2032		3,221,700	0	(78)	(78)	36	0
Pay	6-Month CLP-CHILIBOR	7.000	Semi-Annual	09/27/2032		2,112,700	0	16	16	20	0
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023	CZK	692,200	0	423	423	8	0
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	(2,038)	(2,441)	0	(15)
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	2,174	2,174	14	0
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	(1,754)	(1,754)	0	(13)
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	(1,277)	(1,265)	5	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		5,800	0	29	29	0	0
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(265)	(265)	0	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		46,200	(21)	(209)	(230)	0	0
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	366	366	0	0
Pay	6-Month CZK-PRIBOR	1.903	Annual	08/04/2026		81,500	0	(452)	(452)	0	0
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		206,100	(269)	(881)	(1,150)	1	0
Pay	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		343,700	(518)	(1,321)	(1,839)	2	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		150,800	(102)	(322)	(424)	4	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		101,800	0	(210)	(210)	3	0
Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		368,500	0	533	533	0	(12)
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		698,500	0	941	941	0	(23)
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		101,500	0	120	120	0	(3)
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		38,300	0	45	45	0	(1)
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		231,600	0	191	191	0	(8)
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		231,600	0	163	163	0	(8)
Pay	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		194,400	(84)	(153)	(237)	9	0
Pay	6-Month CZK-PRIBOR	6.221	Annual	06/17/2027		409,800	0	433	433	23	0
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		234,200	0	(22)	(22)	12	0
Pay	6-Month CZK-PRIBOR	5.220	Annual	07/07/2027		233,000	0	(172)	(172)	11	0
Pay	6-Month CZK-PRIBOR	2.000	Annual	06/20/2028		51,100	(14)	(347)	(361)	2	0
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	(401)	(401)	0	0
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	(2,127)	(2,127)	0	(3)
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	886	886	2	0
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		13,800	12	140	152	0	0
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	2,115	2,115	5	0
Pay	6-Month CZK-PRIBOR	2.715	Annual	10/20/2031		169,300	(651)	(494)	(1,145)	0	(1)
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		54,300	1	234	235	0	0
Receive	6-Month CZK-PRIBOR	4.570	Annual	07/12/2032		108,200	0	192	192	0	(4)
Receive	6-Month CZK-PRIBOR	4.675	Annual	09/20/2032		181,100	45	175	220	0	(7)
Receive	6-Month CZK-PRIBOR	4.700	Annual	09/20/2032		280,500	0	318	318	0	(12)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	103,700	(3,401)	(5,617)	(9,018)	518	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		119,100	4,776	3,692	8,468	0	(536)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		22,200	2,265	360	2,625	61	(16)
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023	HUF	2,993,000	0	(393)	(393)	0	(8)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	(2,100)	(2,265)	0	(99)
Pay	6-Month HUF-BBR	2.325	Annual	07/20/2024		6,436,400	(2)	(2,791)	(2,793)	0	(126)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(2,738)	(2,748)	0	(95)
Pay	6-Month HUF-BBR	1.770	Annual	02/24/2026		3,434,000	0	(2,164)	(2,164)	0	(81)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(3,579)	(3,796)	0	(147)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(558)	(660)	0	(25)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(4,956)	(5,373)	0	(316)
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		2,542,300	0	(471)	(471)	0	(76)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(1,256)	(1,798)	0	(48)
Pay	6-Month HUF-BBR	9.230	Annual	08/26/2032		650,100	0	(65)	(65)	0	(20)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	102	94	4	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	48	35	2	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	1,106	1,106	44	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	0	192	192	47	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month PLN-WIBOR	6.890%	Annual	08/22/2024	PLN	86,300	$0	$242	$242	$64	$0
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		8,600	7	(211)	(204)	0	(8)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	(3,917)	(3,666)	0	(143)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	2,231	2,231	69	0
Receive	6-Month PLN-WIBOR	0.481	Annual	08/06/2025		47,600	0	1,745	1,745	55	0
Pay	6-Month PLN-WIBOR	0.565	Annual	08/14/2025		56,500	0	(2,040)	(2,040)	0	(65)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		18,900	0	(747)	(747)	0	(25)
Pay	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		7,700	22	(327)	(305)	0	(10)
Pay	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		21,700	6	(866)	(860)	0	(28)
Pay	6-Month PLN-WIBOR	1.330	Annual	08/23/2026		28,500	0	(1,139)	(1,139)	0	(36)
Pay	6-Month PLN-WIBOR	1.930	Annual	10/05/2026		39,000	(16)	(1,412)	(1,428)	0	(49)
Pay	6-Month PLN-WIBOR	2.375	Annual	10/12/2026		64,100	(6)	(2,117)	(2,123)	0	(82)
Receive	6-Month PLN-WIBOR	3.004	Annual	12/09/2026		33,600	0	959	959	47	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		35,800	0	1,040	1,040	50	0
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		60,300	(1)	(1,119)	(1,120)	0	(83)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		143,000	0	2,686	2,686	191	0
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027		22,300	0	371	371	30	0
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027		22,300	0	366	366	30	0
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027		63,000	0	735	735	83	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	0	445	445	64	0
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		48,800	0	399	399	64	0
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027		48,800	0	397	397	64	0
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027		24,000	0	186	186	32	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	0	912	912	104	0
Receive	6-Month PLN-WIBOR	5.550	Annual	04/08/2027		48,000	0	537	537	65	0
Receive	6-Month PLN-WIBOR	5.575	Annual	04/08/2027		48,000	0	527	527	65	0
Pay	6-Month PLN-WIBOR	5.985	Annual	04/13/2027		72,100	0	(574)	(574)	0	(99)
Pay	6-Month PLN-WIBOR	6.010	Annual	04/13/2027		72,100	0	(558)	(558)	0	(99)
Receive	6-Month PLN-WIBOR	5.870	Annual	04/22/2027		75,600	0	690	690	105	0
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	0	696	696	116	0
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027		24,279	0	153	153	34	0
Pay	6-Month PLN-WIBOR	6.755	Annual	05/10/2027		90,100	0	(203)	(203)	0	(129)
Receive	6-Month PLN-WIBOR	6.456	Annual	05/25/2027		62,400	0	317	317	91	0
Receive	6-Month PLN-WIBOR	6.480	Annual	05/25/2027		29,900	0	135	135	44	0
Receive	6-Month PLN-WIBOR	6.560	Annual	05/25/2027		13,900	0	60	60	20	0
Pay	6-Month PLN-WIBOR	6.940	Annual	06/09/2027		120,100	3	(128)	(125)	0	(178)
Pay	6-Month PLN-WIBOR	7.725	Annual	06/23/2027		111,700	204	394	598	0	(169)
Receive	6-Month PLN-WIBOR	0.663	Annual	06/25/2027		17,700	521	434	955	26	0
Receive	6-Month PLN-WIBOR	6.725	Annual	06/27/2027		26,300	0	81	81	40	0
Pay	6-Month PLN-WIBOR	6.843	Annual	06/28/2027		68,000	0	(144)	(144)	0	(103)
Receive	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		47,200	0	(83)	(83)	72	0
Pay	6-Month PLN-WIBOR	6.745	Annual	07/05/2027		46,100	11	(150)	(139)	0	(71)
Receive	6-Month PLN-WIBOR	6.395	Annual	09/01/2027		6,900	0	38	38	10	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		37,200	0	119	119	52	0
Receive	6-Month PLN-WIBOR	6.300	Annual	04/25/2028		35,600	0	240	240	53	0
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		52,000	9	3,098	3,107	67	0
Receive	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		12,600	64	538	602	17	0
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030		143,900	(2,374)	(6,596)	(8,970)	0	(188)
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030		8,700	0	(634)	(634)	0	(12)
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		28,400	0	2,006	2,006	39	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		30,600	0	1,610	1,610	45	0
Pay	6-Month PLN-WIBOR	6.260	Annual	04/25/2032		16,300	0	(138)	(138)	0	(26)
Receive	28-Day MXN-TIIE	4.535	Lunar	11/15/2022	MXN	2,838,800	2,488	(1,407)	1,081	81	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		620,100	75	(197)	(122)	0	(6)
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	(101)	(101)	0	(5)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	(15)	(15)	0	(1)
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	(186)	(59)	0	(4)
Pay	28-Day MXN-TIIE	4.245	Lunar	02/15/2023		188,100	0	(208)	(208)	0	(3)
Pay	28-Day MXN-TIIE	4.350	Lunar	02/15/2023		963,300	0	(1,048)	(1,048)	0	(14)
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		229,100	0	(252)	(252)	0	(3)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,247,600	0	(1,372)	(1,372)	0	(18)
Pay	28-Day MXN-TIIE	4.335	Lunar	02/21/2023		405,000	0	(524)	(524)	0	(12)
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	1,819	(465)	0	(10)

42	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	5.500%	Lunar	02/22/2023	MXN	434,400	$(1,869)	$1,423	$(446)	$0	$(10)
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	(620)	(620)	0	(15)
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		23,900	0	(30)	(30)	0	(1)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		47,800	0	(60)	(60)	0	(1)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		165,200	0	(207)	(207)	0	(4)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		23,900	0	(30)	(30)	0	(1)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		23,900	0	(30)	(30)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023		1,033,400	0	(717)	(717)	0	(2)
Receive	28-Day MXN-TIIE	4.900	Lunar	03/22/2023		168,500	0	234	234	4	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		564,000	(649)	1,211	562	10	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		3,789,000	0	2,413	2,413	43	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		538,600	0	(616)	(616)	0	(8)
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		1,829,200	(8)	2,600	2,592	21	0
Receive	28-Day MXN-TIIE	5.070	Lunar	05/03/2023		730,000	0	1,155	1,155	11	0
Receive	28-Day MXN-TIIE	4.970	Lunar	05/09/2023		129,200	0	210	210	2	0
Pay	28-Day MXN-TIIE	5.260	Lunar	05/17/2023		650,000	0	(1,109)	(1,109)	0	(16)
Pay	28-Day MXN-TIIE	9.580	Lunar	06/30/2023		1,672,900	0	(533)	(533)	2	0
Pay	28-Day MXN-TIIE	9.500	Lunar	07/03/2023		4,019,400	0	(1,424)	(1,424)	10	0
Receive	28-Day MXN-TIIE	9.335	Lunar	08/02/2023		2,935,100	0	1,395	1,395	1	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	(842)	(842)	0	(5)
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	(1,657)	(1,657)	0	(9)
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		1,966,600	0	(3,491)	(3,491)	0	(14)
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	(1,326)	(1,326)	0	0
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023		559,700	0	(1,092)	(1,092)	0	(12)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		339,200	0	505	505	4	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	(755)	(549)	0	(4)
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	953	953	0	(3)
Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024		1,960,300	0	3,349	3,349	0	(7)
Pay	28-Day MXN-TIIE	4.590	Lunar	02/20/2024		104,800	0	(415)	(415)	0	(2)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		151,900	0	607	607	3	0
Receive	28-Day MXN-TIIE	4.570	Lunar	02/21/2024		1,345,800	0	5,350	5,350	25	0
Receive	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		538,100	(2,575)	3,437	862	2	0
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		131,100	0	(445)	(445)	0	(1)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	1,550	1,478	0	(4)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	464	464	0	(3)
Receive	28-Day MXN-TIIE	8.940	Lunar	05/22/2024		1,505,600	0	1,566	1,566	0	(27)
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024		880,600	0	(3,846)	(3,846)	2	0
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024		57,000	0	(256)	(256)	0	0
Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024		286,500	0	(1,290)	(1,290)	2	0
Pay	28-Day MXN-TIIE	4.610	Lunar	06/27/2024		360,100	0	(1,645)	(1,645)	3	0
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024		1,091,200	0	2,708	2,708	0	(20)
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024		387,000	0	(1,264)	(1,264)	7	0
Receive	28-Day MXN-TIIE	4.870	Lunar	11/12/2024		104,900	0	526	526	0	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		329,600	3	(1,141)	(1,138)	2	0
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025		186,200	0	(644)	(644)	2	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025		256,900	(112)	990	878	0	(4)
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025		128,000	0	708	708	1	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025		173,800	0	959	959	1	0
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025		371,900	0	(1,373)	(1,373)	3	0
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025		34,200	0	(130)	(130)	0	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025		966,000	0	3,251	3,251	0	(7)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025		371,000	0	1,687	1,687	0	(9)
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025		121,900	0	(688)	(688)	1	0
Receive	28-Day MXN-TIIE	4.830	Lunar	07/22/2025		266,700	(2)	1,609	1,607	0	(5)
Receive	28-Day MXN-TIIE	4.835	Lunar	07/24/2025		49,400	0	297	297	0	(1)
Pay	28-Day MXN-TIIE	4.970	Lunar	08/08/2025		141,000	0	(843)	(843)	2	0
Pay	28-Day MXN-TIIE	4.917	Lunar	08/11/2025		115,500	(5)	(692)	(697)	2	0
Pay	28-Day MXN-TIIE	4.980	Lunar	08/12/2025		113,600	0	(676)	(676)	2	0
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		164,500	0	984	984	0	(1)
Receive	28-Day MXN-TIIE	4.770	Lunar	01/06/2026		124,300	0	834	834	0	(3)
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026		94,300	0	(648)	(648)	3	0
Pay	28-Day MXN-TIIE	4.730	Lunar	02/06/2026		78,600	1	(540)	(539)	3	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	4.950%	Lunar	02/11/2026	MXN	282,700	$0	$1,847	$1,847	$0	$(10)
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026		47,400	0	310	310	0	(2)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026		74,200	0	484	484	0	(3)
Receive	28-Day MXN-TIIE	6.210	Lunar	03/19/2026		79,800	0	389	389	0	(3)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026		1,580,300	0	(8,619)	(8,619)	81	0
Pay	28-Day MXN-TIIE	6.070	Lunar	04/29/2026		315,000	0	(1,614)	(1,614)	17	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		111,700	0	(595)	(595)	7	0
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026		174,400	0	(92)	(92)	14	0
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026		133,600	0	564	564	0	(9)
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026		284,600	0	1,142	1,142	0	(22)
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026		171,800	0	825	825	0	(12)
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026		69,400	0	331	331	0	(5)
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026		49,200	0	228	228	0	(4)
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026		35,800	0	165	165	0	(3)
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026		398,600	(9)	(1,934)	(1,943)	32	0
Pay	28-Day MXN-TIIE	7.285	Lunar	09/30/2026		42,100	0	(147)	(147)	3	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026		138,200	0	(510)	(510)	11	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026		339,600	0	(1,245)	(1,245)	27	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026		24,240	0	(86)	(86)	2	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026		164,400	0	(571)	(571)	15	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026		55,800	(14)	(164)	(178)	5	0
Pay	28-Day MXN-TIIE	7.265	Lunar	11/02/2026		287,500	0	(1,023)	(1,023)	24	0
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026		66,600	0	240	240	0	(6)
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027		238,900	0	(753)	(753)	22	0
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027		528,800	0	1,708	1,708	0	(48)
Receive	28-Day MXN-TIIE	8.120	Lunar	03/04/2027		409,700	0	886	886	0	(37)
Receive	28-Day MXN-TIIE	8.140	Lunar	03/04/2027		224,100	0	476	476	0	(20)
Receive	28-Day MXN-TIIE	8.180	Lunar	03/04/2027		355,300	0	730	730	0	(32)
Receive	28-Day MXN-TIIE	8.915	Lunar	03/04/2027		469,500	0	338	338	0	(44)
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027		507,700	0	835	835	0	(43)
Receive	28-Day MXN-TIIE	6.565	Lunar	06/03/2027		141,500	0	730	730	0	(12)
Pay	28-Day MXN-TIIE	8.975	Lunar	06/03/2027		277,800	0	(170)	(170)	25	0
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027		306,600	0	140	140	0	(26)
Receive	28-Day MXN-TIIE	9.018	Lunar	07/07/2027		219,600	0	119	119	0	(17)
Receive	28-Day MXN-TIIE	9.090	Lunar	07/08/2027		323,800	0	129	129	0	(25)
Receive	28-Day MXN-TIIE	8.465	Lunar	08/16/2027		79,300	0	129	129	0	(6)
Pay	28-Day MXN-TIIE	8.740	Lunar	08/30/2027		172,100	0	(189)	(189)	12	0
Pay	28-Day MXN-TIIE	8.750	Lunar	08/30/2027		340,900	0	(367)	(367)	25	0
Pay	28-Day MXN-TIIE	9.600	Lunar	09/21/2027		59,900	0	37	37	5	0
Pay	28-Day MXN-TIIE	9.525	Lunar	09/22/2027		110,800	0	53	53	10	0
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028		4,000	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028		2,208,700	0	(6,133)	(6,133)	179	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	159	24	0	(43)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,018,400	0	322	322	0	(109)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		978,600	0	(218)	(218)	0	(109)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029		415,000	0	(747)	(747)	40	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029		196,950	0	(350)	(350)	19	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029		542,200	7	1,475	1,482	0	(61)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029		181,800	0	(493)	(493)	18	0
Receive	28-Day MXN-TIIE	8.035	Lunar	05/31/2029		296,800	0	872	872	0	(33)
Receive	28-Day MXN-TIIE	8.080	Lunar	05/31/2029		156,200	0	441	441	0	(18)
Receive	28-Day MXN-TIIE	8.135	Lunar	05/31/2029		100,000	0	269	269	0	(11)
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029		595,300	1,032	(3,347)	(2,315)	57	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029		215,800	0	1,333	1,333	0	(22)
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029		25,600	0	162	162	0	(3)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030		257,800	0	1,788	1,788	0	(24)
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030		120,300	0	(645)	(645)	13	0
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030		69,800	0	(372)	(372)	7	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030		387,800	0	1,513	1,513	0	(43)
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030		324,500	(119)	2,698	2,579	0	(33)
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030		61,800	0	532	532	0	(6)
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030		32,300	0	279	279	0	(3)
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030		54,300	0	486	486	0	(5)

44	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	6.095%	Lunar	05/29/2030	MXN	30,800	$0	$262	$262	$0	$(3)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030		176,800	0	1,624	1,624	0	(16)
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030		279,600	0	(2,572)	(2,572)	26	0
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030		116,000	0	(1,070)	(1,070)	11	0
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030		251,300	0	(2,322)	(2,322)	25	0
Receive	28-Day MXN-TIIE	5.590	Lunar	07/03/2030		95,900	0	968	968	0	(9)
Receive	28-Day MXN-TIIE	5.610	Lunar	07/03/2030		265,500	(1)	2,665	2,664	0	(24)
Pay	28-Day MXN-TIIE	5.445	Lunar	12/05/2030		21,300	0	(229)	(229)	2	0
Pay	28-Day MXN-TIIE	5.450	Lunar	12/05/2030		18,900	0	(203)	(203)	2	0
Pay	28-Day MXN-TIIE	5.540	Lunar	12/31/2030		70,700	0	(748)	(748)	7	0
Pay	28-Day MXN-TIIE	5.520	Lunar	01/27/2031		211,600	(458)	(1,807)	(2,265)	22	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031		58,300	0	(551)	(551)	6	0
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031		457,400	(16)	3,466	3,450	0	(53)
Receive	28-Day MXN-TIIE	6.550	Lunar	04/04/2031		73,000	0	567	567	0	(8)
Receive	28-Day MXN-TIIE	6.755	Lunar	04/29/2031		32,700	0	236	236	0	(4)
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031		175,700	0	(1,314)	(1,314)	21	0
Pay	28-Day MXN-TIIE	6.715	Lunar	05/30/2031		7,900	(10)	(48)	(58)	1	0
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031		230,700	(173)	1,620	1,447	0	(26)
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031		126,900	0	824	824	0	(14)
Pay	28-Day MXN-TIIE	7.650	Lunar	09/24/2031		18,900	0	(90)	(90)	2	0
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031		237,200	0	(1,215)	(1,215)	27	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031		18,350	0	(87)	(87)	2	0
Pay	28-Day MXN-TIIE	7.600	Lunar	10/08/2031		44,600	0	(217)	(217)	5	0
Pay	28-Day MXN-TIIE	7.700	Lunar	10/10/2031		30,300	0	(138)	(138)	4	0
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031		19,900	0	(91)	(91)	3	0
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031		406,800	0	1,759	1,759	0	(51)
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031		110,200	0	471	471	0	(14)
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031		146,400	0	705	705	0	(16)
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	(1,780)	(1,420)	67	0
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032		248,700	0	(1,033)	(1,033)	29	0
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032		178,300	0	(726)	(726)	21	0
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032		176,800	0	(691)	(691)	21	0
Pay	28-Day MXN-TIIE	8.050	Lunar	02/24/2032		313,600	0	(1,126)	(1,126)	39	0
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032		165,800	0	(267)	(267)	21	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	134	134	0	(3)
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039		434,200	0	(2,667)	(2,667)	40	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039		421,800	0	(2,972)	(2,972)	42	0
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039		124,000	0	(901)	(901)	12	0
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039		106,600	0	(768)	(768)	11	0
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039		132,900	0	(1,252)	(1,252)	13	0
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039		40,000	0	365	365	0	(4)
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039		80,000	0	716	716	0	(8)
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039		94,900	0	879	879	0	(9)
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039		82,300	0	755	755	0	(8)
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039		95,600	0	937	937	0	(9)
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040		69,200	0	(402)	(402)	7	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040		286,700	0	(1,279)	(1,279)	28	0
Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040		66,500	0	786	786	0	(6)
Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040		14,500	0	183	183	0	(1)
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040		79,400	0	994	994	0	(7)
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040		181,500	0	2,258	2,258	0	(14)
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040		406,000	0	5,083	5,083	0	(32)
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040		74,600	0	912	912	0	(6)
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040		164,600	0	2,016	2,016	0	(14)
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040		17,000	0	216	216	0	(1)
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040		85,800	0	1,110	1,110	0	(7)
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040		101,100	0	1,360	1,360	0	(9)
Receive	28-Day MXN-TIIE	6.465	Lunar	09/26/2040		64,000	0	810	810	0	(5)

							$(607)	$(6,980)	$(7,587)	$10,195	$(10,389)

Total Swap Agreements							$(1,262)	$(7,071)	$(8,333)	$10,254	$(10,389)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$10,254	$10,254	$0	$0	$(10,479)	$(10,479)

Cash of $27,860 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(90) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	11/2022	$		8,669		THB	306,421	$0	$(531)
BOA	10/2022		BRL	7,258	$		1,381	35	0
	10/2022		CLP	4,642,840			5,122	342	0
	10/2022		COP	32,844,542			7,631	526	0
	10/2022		DKK	217,489			29,400	732	0
	10/2022		HUF	481,620			1,152	39	0
	10/2022		PLN	1,733			374	25	0
	10/2022	$		1,343		BRL	7,258	3	0
	10/2022			8,922		CLP	8,461,959	0	(210)
	10/2022			5,968		COP	23,872,711	0	(804)

46	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2022	$	18,734	GBP	16,498	$0	$(313)
	10/2022		12,559	HUF	5,269,291	0	(387)
	10/2022		36,032	IDR	548,267,440	0	(226)
	10/2022		5,608	MYR	25,605	0	(120)
	10/2022		2,063	PEN	8,074	0	(42)
	11/2022	EUR	50,650	$	51,050	1,263	0
	11/2022	IDR	227,412,498		14,836	7	0
	11/2022	MYR	94,603		21,520	1,259	0
	11/2022	PEN	11,200		2,708	0	(87)
	11/2022	$	44,732	EUR	43,541	0	(1,932)
	11/2022		177	ZAR	2,843	0	(21)
	11/2022	ZAR	57,217	$	3,603	452	0
	12/2022	ILS	17,380		5,150	247	0
	12/2022	MYR	108,606		23,610	357	0
	12/2022	$	1,163	CLP	1,140,822	0	(2)
	12/2022		12,040	CNY	83,016	0	(382)
	12/2022		306	MXN	6,260	2	0
	12/2022		5,353	PEN	21,024	0	(116)
	12/2022	ZAR	214,981	$	13,798	1,992	0
	01/2023	CNH	155,805		24,145	2,271	0
	01/2023	PEN	9,763		2,439	16	0
	01/2023	$	312	RON	1,578	0	(3)
	01/2023		240	ZAR	4,258	0	(6)
	02/2023	PEN	8,924	$	2,273	60	0
	02/2023	$	24,120	CNH	155,805	0	(2,220)
	04/2023	PLN	82,277	EUR	16,341	170	0
BPS	10/2022	BRL	110,069	$	21,009	604	0
	10/2022	CLP	16,710,489		17,349	89	0
	10/2022	CNH	155,805		23,475	1,648	0
	10/2022	COP	188,999,652		43,833	2,969	0
	10/2022	CZK	182,739		7,508	235	0
	10/2022	GBP	28,453		31,572	475	(672)
	10/2022	HUF	564,672		1,353	48	0
	10/2022	PLN	4,160	EUR	872	18	0
	10/2022	$	20,460	BRL	110,069	42	(98)
	10/2022		9,179	CLP	9,210,001	536	(223)
	10/2022		23,471	CNH	155,805	0	(1,644)
	10/2022		33,027	COP	143,060,796	0	(2,099)
	10/2022		2,072	DKK	15,390	0	(44)
	10/2022		833	HUF	335,180	0	(59)
	10/2022		111,438	MYR	505,977	0	(3,007)
	10/2022		51,148	PLN	240,492	53	(2,783)
	10/2022		6,190	ZAR	103,530	0	(475)
	11/2022	BRL	37,305	$	6,858	0	(8)
	11/2022	CNH	155,805		23,809	1,971	0
	11/2022	IDR	188,421,831		12,717	431	0
	11/2022	NOK	18,205		1,883	210	0
	11/2022	THB	827,386		23,047	1,074	0
	11/2022	$	1,803	BRL	9,727	0	(12)
	11/2022		23,426	CNH	155,805	0	(1,588)
	11/2022		7,545	EUR	7,494	0	(178)
	11/2022		12,395	IDR	184,915,804	0	(337)
	11/2022		54,995	MYR	249,369	0	(1,588)
	11/2022		8,163	NOK	78,466	0	(953)
	11/2022		4,693	THB	167,603	0	(242)
	11/2022		18,788	ZAR	315,131	0	(1,433)
	11/2022	ZAR	748,292	$	41,753	560	0
	12/2022	CNH	289,685		43,236	2,608	0
	12/2022	CNY	26,957		3,872	86	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022	MYR	67,168	$	14,640	$259	$0
	12/2022	TRY	132,361		10,175	3,668	0
	12/2022	$	23,767	CNH	155,805	0	(1,913)
	12/2022		19,365	CNY	133,784	0	(578)
	01/2023	PEN	3,872	$	991	30	0
	01/2023	RON	22,617		4,530	109	0
	01/2023	$	23,827	CNH	155,805	0	(1,953)
	03/2023	ILS	42,544	$	12,531	460	0
	03/2023	MYR	299,820		66,561	2,297	0
	05/2023	EUR	1,430	CZK	37,491	50	0
BRC	10/2022	CLP	988,196	$	1,085	68	0
	10/2022	CZK	53,797		2,232	90	0
	10/2022	MYR	14,076		3,126	109	0
	10/2022	PLN	10,732		2,290	129	0
	10/2022	$	2,892	COP	11,213,682	0	(466)
	10/2022		267	PLN	1,282	0	(9)
	11/2022	IDR	72,961,814	$	4,923	165	0
	11/2022	$	15,728	THB	558,270	0	(902)
	11/2022		281	ZAR	4,199	0	(50)
	12/2022		1,633	KRW	2,340,138	0	(7)
	12/2022		7,737	MYR	35,972	0	(35)
	02/2023		788	ZAR	13,055	0	(75)
BSH	10/2022	BRL	111,200	$	19,398	0	(1,216)
	10/2022	$	20,567	BRL	111,200	47	0
	10/2022		1,660	CLP	1,521,083	0	(91)
	12/2022		749		755,722	21	0
CBK	10/2022	BRL	675,106	$	130,496	5,345	0
	10/2022	COP	129,828,231		30,756	2,691	0
	10/2022	HUF	2,172,252		5,388	370	0
	10/2022	MXN	1,564,076		75,644	0	(1,690)
	10/2022	PEN	153,758		39,615	1,019	0
	10/2022	$	124,867	BRL	675,106	284	0
	10/2022		18,822	CLP	16,710,489	0	(1,563)
	10/2022		39,485	COP	170,570,541	0	(2,585)
	10/2022		13,806	GBP	12,434	77	0
	10/2022		2,504	HUF	1,053,547	0	(71)
	10/2022		38,697	MXN	810,854	1,535	0
	10/2022		41,353	PEN	163,257	0	(373)
	10/2022		186	ZAR	3,295	0	(4)
	11/2022	COP	103,024,872	$	22,999	828	0
	11/2022	IDR	488,542,786		32,063	207	0
	11/2022	PEN	21,754		5,519	80	0
	11/2022	THB	159,283		4,274	44	0
	11/2022	$	127,068	BRL	661,785	0	(5,273)
	11/2022		1,580	CLP	1,512,926	0	(31)
	11/2022		4,644	COP	20,890,159	0	(144)
	11/2022		17,553	EUR	17,750	15	(121)
	11/2022		3,007	IDR	44,819,146	0	(84)
	11/2022		1,895	PEN	7,523	0	(15)
	11/2022		4,926	PKR	1,125,948	68	(83)
	11/2022		5,704	VND	134,471,800	0	(87)
	12/2022	CLP	16,710,489	$	18,506	1,491	0
	12/2022	CNH	52,310		7,565	230	0
	12/2022	ILS	32,006		10,239	1,215	0
	12/2022	MXN	311,645		15,286	0	(4)
	12/2022	PEN	64,001		15,830	245	(348)
	12/2022	$	7,565	CNY	52,287	0	(223)
	12/2022		9,607	MXN	193,239	0	(137)
	12/2022		239	TRY	3,827	0	(51)

48	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2022	$		3,840		UYU	160,531	$0	$(43)
	12/2022			3,726		VND	88,210,980	0	(48)
	01/2023			6,173		PEN	24,376	0	(124)
	01/2023			116		ZAR	2,031	0	(5)
	02/2023		PEN	4,071	$		1,021	11	0
	03/2023		COP	6,718,558			1,468	55	0
	03/2023		ILS	200,125			59,017	2,235	0
	03/2023		MXN	142,938			6,913	31	0
	03/2023		PEN	13,515			3,445	103	0
	05/2023			104,292			26,358	674	0
	08/2023			10,470			2,617	58	0
CLY	10/2022		CZK	272,509			10,938	91	0
	10/2022	$		170		CZK	4,189	0	(4)
	10/2022			1,423		HUF	575,548	0	(94)
	10/2022			61,000		JPY	8,808,600	0	(138)
	10/2022		ZAR	153,194	$		9,194	741	0
	11/2022		EUR	15,554			15,642	353	0
	11/2022		THB	176			5	0	0
	11/2022	$		40,654		ILS	133,418	0	(3,156)
	11/2022		ZAR	53,213	$		3,436	505	0
	12/2022		CLP	29,245,332			31,656	1,779	0
	12/2022	$		13,426		MYR	61,988	0	(154)
	06/2024			3,517		TWD	90,489	0	(560)
DUB	10/2022		MXN	110,942			5,448	25	(63)
	10/2022	$		5,473		COP	21,235,240	0	(879)
	10/2022			57,642		CZK	1,429,993	0	(723)
	10/2022			103,188		MXN	2,150,378	3,135	0
	12/2022		MYR	131,704	$		28,854	656	0
	12/2022	$		13,683		ZAR	214,981	0	(1,877)
	01/2023		RON	62,365	$		12,642	452	0
	01/2023	$		5,099		PEN	20,095	0	(112)
	02/2023		ZAR	44,141	$		2,643	232	0
	03/2023		COP	7,185,793			1,566	54	0
GLM	10/2022		BRL	175,627			32,496	170	(232)
	10/2022		CNH	181			26	1	0
	10/2022		COP	42,877,506			10,261	985	0
	10/2022		MXN	11,183			555	0	0
	10/2022		MYR	60,747			13,488	467	0
	10/2022		PEN	138,296			34,908	201	0
	10/2022		PLN	15,137			3,169	122	0
	10/2022		SGD	1,003			715	16	0
	10/2022		TRY	66,973			3,514	5	0
	10/2022	$		33,606		BRL	175,627	0	(1,048)
	10/2022			1,798		CLP	1,770,355	26	(1)
	10/2022			2,757		COP	11,374,913	0	(296)
	10/2022			33,011		CZK	822,944	0	(255)
	10/2022			2,747		EGP	56,406	24	0
	10/2022			1,920		HUF	772,839	0	(135)
	10/2022			5,733		MXN	115,783	12	(17)
	10/2022			7,967		MYR	35,472	0	(365)
	10/2022			30,940		PEN	120,337	0	(733)
	10/2022			629		PLN	3,122	0	0
	10/2022		ZAR	103,431	$		6,563	854	0
	11/2022		IDR	72,597,926			4,846	112	0
	11/2022		ILS	133,887			43,365	5,735	0
	11/2022	$		11,356		IDR	169,358,411	0	(313)
	11/2022			9,408		THB	333,928	0	(540)
	11/2022			1,890		ZAR	34,028	0	(17)
	11/2022		ZAR	60,589	$		3,774	437	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022	$	344	CLP	344,287	$6	$0
	12/2022		354	MXN	7,291	3	0
	12/2022		55,442	PEN	220,735	0	(461)
	02/2023	DOP	114,308	$	2,069	0	(13)
	02/2023	PEN	102,378		25,984	629	0
	03/2023	COP	11,684,762		2,546	87	0
	05/2023	ZAR	23,766		1,419	131	0
	07/2023	ILS	11,359		3,374	121	0
JPM	10/2022	BRL	1,027,933	$	190,012	0	(546)
	10/2022	CLP	3,618,815		3,980	254	0
	10/2022	COP	155,842,221		37,246	3,532	0
	10/2022	PHP	482,342		8,418	215	0
	10/2022	SGD	49,816		35,088	400	0
	10/2022	$	199,106	BRL	1,027,933	0	(8,549)
	10/2022		34,939	CNH	245,028	0	(616)
	10/2022		37,605	COP	166,300,009	0	(1,629)
	10/2022		52,814	HUF	21,953,212	0	(2,102)
	10/2022		4,001	ZAR	67,421	0	(281)
	11/2022	BRL	13,321	$	2,583	132	0
	11/2022	CHF	10,110		10,546	259	0
	11/2022	IDR	84,848,333		5,632	99	0
	11/2022	INR	72,593		904	17	0
	11/2022	NOK	92,115		9,346	881	0
	11/2022	$	19,090	CHF	18,574	0	(191)
	11/2022		3,289	IDR	49,380,297	0	(69)
	11/2022		1,649	PKR	364,429	0	(58)
	11/2022	ZAR	40,892	$	2,508	256	0
	12/2022	CNY	21,328		3,071	76	0
	12/2022	KRW	161,223		120	8	0
	12/2022	KZT	347,617		707	0	(4)
	12/2022	MXN	44,219		2,161	0	(4)
	12/2022	TWD	52,568		1,691	36	0
	12/2022	$	10,367	TRY	175,739	0	(1,728)
	12/2022		1,798	VND	42,386,400	0	(31)
	01/2023		7,436	RON	36,530	0	(295)
	03/2023	COP	9,549,280	$	2,080	71	0
	04/2023	BRL	34,800		6,476	272	0
	06/2023	$	6,245	VND	149,880,000	0	(86)
MBC	10/2022	BRL	392,529	$	73,317	551	0
	10/2022	CNH	70,717		9,867	0	(39)
	10/2022	COP	75,511,189		17,798	1,462	0
	10/2022	CZK	56,498		2,319	70	0
	10/2022	GBP	3,777		4,301	84	0
	10/2022	TRY	209,724		11,263	114	0
	10/2022	$	72,602	BRL	392,529	165	0
	10/2022		4,566	CLP	4,487,119	178	(121)
	10/2022		384	CZK	9,610	5	(7)
	10/2022		18,339	GBP	15,695	0	(815)
	10/2022		142	HUF	58,873	0	(6)
	10/2022		5,220	MXN	107,508	95	0
	10/2022		13,293	MYR	59,767	0	(485)
	10/2022		48,555	PLN	227,108	0	(2,831)
	10/2022		19,729	SGD	27,694	0	(445)
	11/2022	THB	538,915	$	15,201	889	0
	11/2022	$	984	EUR	986	0	(15)
	11/2022		32,013	IDR	477,515,744	0	(876)
	11/2022		203	ZAR	3,646	0	(2)
	12/2022	CNH	67,612	$	9,687	206	0
	12/2022	CNY	12,771		1,829	36	0

50	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022	MYR	64,920	$	14,060	$161	$0
	12/2022	$	19,618	CNY	138,085	0	(227)
	01/2023		4,852	PEN	19,232	0	(79)
	01/2023	ZAR	2,055	$	112	0	0
	02/2023		435		24	0	0
	03/2023	COP	28,454,465		6,237	247	0
	03/2023	ZAR	8,171		445	0	0
	05/2023	$	11,712	CNH	78,601	0	(632)
MYI	10/2022	BRL	136,900	$	25,321	0	(57)
	10/2022	CLP	2,302,197		2,576	206	0
	10/2022	CNH	14,535		2,040	4	0
	10/2022	COP	12,865,861		3,054	271	0
	10/2022	CZK	577,605		23,633	642	0
	10/2022	EGP	209,266		10,425	144	0
	10/2022	GBP	2,353		2,710	83	0
	10/2022	HUF	776,348		1,782	0	(11)
	10/2022	MXN	1,293,995		63,350	0	(665)
	10/2022	MYR	138,674		30,552	833	0
	10/2022	PLN	52,804		11,044	413	0
	10/2022	$	23,461	BRL	136,900	1,918	0
	10/2022		186	COP	720,378	0	(30)
	10/2022		4,704	CZK	114,514	0	(146)
	10/2022		26,184	DKK	202,141	461	0
	10/2022		34,152	GBP	31,549	1,074	0
	10/2022		13,742	HUF	5,368,832	0	(1,340)
	10/2022		1,052	MXN	21,236	0	(2)
	10/2022		39,255	MYR	178,025	0	(1,099)
	10/2022		6,850	PLN	32,494	0	(308)
	10/2022		13,522	ZAR	237,486	0	(413)
	10/2022	ZAR	341,952	$	19,193	320	0
	11/2022	COP	94,584,781		22,191	1,846	0
	11/2022	DKK	201,727		26,184	0	(459)
	11/2022	EUR	2,451		2,438	28	0
	11/2022	GBP	31,549		34,172	0	(1,076)
	11/2022	IDR	1,172,457,745		78,875	2,422	0
	11/2022	THB	1,295,789		36,119	1,728	(22)
	11/2022	$	14,098	IDR	210,766,728	0	(356)
	11/2022		111,214	THB	4,000,370	1	(4,976)
	11/2022		2,418	ZAR	38,049	0	(322)
	11/2022	ZAR	38,414	$	2,107	0	(7)
	12/2022	CNH	30,444		4,362	93	0
	12/2022	KRW	3,843,315		2,789	118	0
	12/2022	TRY	118,946		9,414	3,567	0
	12/2022	TWD	38,940		1,290	64	0
	12/2022	$	13,535	CNY	93,168	0	(451)
	12/2022		54,750	MYR	252,778	0	(631)
	01/2023	ZAR	6,350	$	348	0	0
	02/2023	$	7,100	EGP	123,433	0	(1,533)
	02/2023		1,819	ZAR	31,515	0	(98)
	05/2023	CZK	15,047	EUR	571	0	(23)
	07/2023	$	10,377	EGP	234,187	0	(534)
NGF	11/2022		20,252	IDR	301,849,203	0	(569)
RBC	10/2022	COP	10,973,499	$	2,524	150	0
	10/2022	MXN	89,517		4,468	26	0
	10/2022	MYR	8,362		1,796	4	0
	10/2022	$	9,636	CNH	67,629	0	(162)
	10/2022		5,320	COP	21,960,379	0	(569)
	10/2022		19,281	MXN	386,175	0	(116)
	11/2022	IDR	28,102,037	$	1,848	16	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2022	MXN	53,895	$	2,635	$0	$(13)
RYL	10/2022	GBP	13,404		15,505	539	0
SCX	10/2022	BRL	9,649		1,785	0	(4)
	10/2022	CNH	16,329		2,361	73	0
	10/2022	IDR	1,118,625,000		74,879	1,823	0
	10/2022	$	1,859	BRL	9,649	0	(70)
	10/2022		61,410	CLP	57,817,623	0	(1,790)
	10/2022		4,918	MYR	22,096	0	(183)
	10/2022		19,284	ZAR	312,816	0	(2,025)
	11/2022	AED	33,199	$	9,039	1	0
	11/2022	COP	22,714,125		5,344	458	0
	11/2022	IDR	28,290,742		1,886	41	0
	11/2022	MYR	154,766		34,841	1,695	0
	11/2022	PEN	4,505		1,088	0	(36)
	11/2022	THB	460,200		12,591	369	0
	11/2022	$	13,114	EUR	13,093	0	(245)
	11/2022		42,111	IDR	620,436,961	0	(1,654)
	11/2022		3,300	NOK	31,991	0	(360)
	11/2022		2,001	PKR	436,747	0	(95)
	11/2022		311	THB	11,511	0	(6)
	11/2022		3,975	ZAR	60,036	0	(668)
	11/2022	ZAR	64,609	$	3,931	372	0
	12/2022	CNH	33,916		4,861	105	0
	12/2022	KRW	21,876,632		15,880	676	0
	12/2022	MYR	62,524		13,554	168	0
	12/2022	TWD	81,369		2,693	131	0
	12/2022	$	4,861	CNY	33,824	0	(111)
	12/2022		1,796	VND	42,572,784	0	(20)
	01/2023	ZMW	20,566	$	1,140	0	(132)
	04/2023	KES	115,571		867	0	(60)
	05/2023	$	1,360	ZAR	23,755	0	(73)
SOG	10/2022	HUF	2,042,215	$	5,210	493	0
	10/2022	SGD	642		447	0	0
	11/2022	EUR	25,718		26,453	1,173	0
	12/2022	CLP	1,953,183		1,994	5	0
	01/2023	PEN	8,503		2,164	54	0
	01/2023	$	3,148	RON	15,989	0	(22)
	01/2023		114	ZAR	2,021	0	(3)
	03/2023	KES	92,722	$	716	0	(28)
	05/2023	CZK	24,686	EUR	948	0	(26)
SSB	12/2022	$	18,255	MYR	84,184	0	(232)
TOR	10/2022	COP	9,251,409	$	2,082	81	0
	10/2022	JPY	8,808,600		65,582	4,720	0
	10/2022	ZAR	56,017		3,416	324	0
	11/2022	$	2,432	ZAR	38,078	0	(335)
UAG	10/2022	BRL	11,990	$	2,280	58	0
	10/2022	CZK	494,979		20,147	445	0
	10/2022	GBP	28,189		32,799	1,324	0
	10/2022	HUF	7,284,274		17,471	644	0
	10/2022	PLN	8,114		1,712	79	0
	10/2022	$	2,218	BRL	11,990	5	0
	10/2022		16,807	CNH	117,020	0	(415)
	10/2022		527	CZK	12,989	0	(10)
	10/2022		9,297	HUF	3,650,502	0	(864)
	10/2022		5,377	MXN	108,700	8	(10)
	10/2022		175	PLN	835	0	(7)
	10/2022		3,781	ZAR	55,918	0	(695)
	10/2022	ZAR	125,872	$	6,944	2	(2)
	11/2022	EUR	57,751		59,398	2,631	0

52	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2022	IDR	135,420,039	$	9,058	$228	$0
	11/2022	$	878	CLP	788,804	0	(67)
	11/2022		16,538	GBP	15,238	487	0
	11/2022		46,128	THB	1,649,721	0	(2,316)
	11/2022		926	ZAR	15,135	0	(93)
	11/2022	ZAR	133,955	$	8,537	1,160	0
	12/2022	TRY	22,814		1,029	0	(97)
	12/2022	$	4,459	TRY	71,721	0	(933)
	01/2023	RON	19,145	$	3,906	164	0
	01/2023	$	3,023	TWD	78,505	0	(547)
	02/2023	CNH	155,805	$	24,232	2,332	0
	03/2023	$	449	ZAR	8,030	0	(12)
	05/2023	EUR	89	CZK	2,335	4	0

Total Forward Foreign Currency Contracts						$118,110	$(110,436)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$43
	Put - OTC USD versus INR		92.600	06/16/2025	1,500	90	111
MYI	Call - OTC EUR versus CZK	CZK	26.330	05/10/2023	3,171	100	31
	Put - OTC EUR versus CZK		26.330	05/10/2023	3,171	100	152
SOG	Call - OTC EUR versus CZK		26.000	05/08/2023	3,108	93	37
	Put - OTC EUR versus CZK		26.000	05/08/2023	3,108	88	117
UAG	Call - OTC EUR versus CZK		25.975	05/08/2023	3,108	95	37
	Put - OTC EUR versus CZK		25.975	05/08/2023	3,108	87	115
	Call - OTC EUR versus CZK		26.200	05/08/2023	3,108	105	32
	Put - OTC EUR versus CZK		26.200	05/08/2023	3,108	95	136

						$943	$811

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.000%	04/26/2024	7,850,000	$331	$248

Total Purchased Options							$1,274	$1,059

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	1.941%	$1,800	$(3)	$(16)	$0	$(19)
JPM	Ghana Government International Bond	5.000	Quarterly	06/20/2024	64.570	800	2	(397)	0	(395)
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	6.766	2,600	(62)	(41)	0	(103)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.200	500	(17)	10	0	(7)

							$(80)	$(444)	$0	$(524)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	400	$(31)	$23	$0	$(8)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Floating rate equal to 1-Day IDR-SOFR plus 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	08/31/2025	IDR	745,000,000	$50,000	$10	$(1,013)	$0	$(1,003)
SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/16/2025		570,357,560	38,243	17	(647)	0	(630)
	Floating rate equal to 1-Day IDR-SOFR plus 0.066% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/23/2029		78,785,740	5,245	13	(64)	0	(51)

								$40	$(1,724)	$0	$(1,684)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month ILS-TELBOR	0.295%	Annual	09/08/2025	ILS 39,000	$0	$1,022	$1,022	$0
	Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028	28,700	(2)	(542)	0	(544)
	Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028	86,500	0	3,343	3,343	0

54	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	3-Month ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	18,500	$0	$(396)	$0	$(396)
	Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030		19,500	0	(1,090)	0	(1,090)
	Pay	3-Month MYR-KLIBOR	4.250	Quarterly	09/21/2032	MYR	33,280	(21)	(29)	0	(50)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	504	504	0
	Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	(20)	0	(20)
	Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026		1,400	0	(39)	0	(39)
	Pay	3-Month MYR-KLIBOR	4.250	Quarterly	09/21/2032	MYR	4,580	(27)	20	0	(7)
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	(114)	0	(114)
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	643	643	0
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	1,699	1,699	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(1,022)	0	(1,022)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(2,445)	0	(2,445)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	851	851	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	(885)	0	(885)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	1,708	1,708	0
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	1,061	1,061	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(34)	0	(34)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	567	529	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	(183)	0	(219)
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	924	924	0
GLM	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	628	625	0
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	(309)	0	(309)
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	(1,526)	0	(1,526)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	759	759	0
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	125	125	0
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	831	831	0
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	(645)	0	(645)
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(369)	0	(369)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	(60)	0	(60)
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(789)	0	(789)
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	821	821	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	(220)	0	(220)
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	976	976	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	1,074	1,074	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(2,575)	0	(2,575)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(1,432)	0	(1,432)
	Pay	6-Month CLP-CHILIBOR(7)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(672)	0	(672)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(417)	0	(417)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	69	69	0
GST	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2032	MYR	97,162	(630)	18	0	(612)
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	(1,084)	0	(1,084)
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	(719)	0	(719)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(429)	0	(428)
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	1,107	1,107	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	954	954	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	(343)	0	(343)
	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2032	MYR	51,100	(220)	(102)	0	(322)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	931	931	0
MYC	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	THB	30,547	27	(3)	24	0
SCX	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2032	MYR	23,943	(106)	(45)	0	(151)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	THB	591,884	(173)	(299)	0	(472)

								$(1,228)	$1,798	$20,580	$(20,010)

Total Swap Agreements								$(1,299)	$(347)	$20,580	$(22,226)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$0	$0	$(531)	$0	$0	$(531)	$(531)	$555	$24
BOA	9,798	154	4,365	14,317	(6,871)	0	(2,088)	(8,959)	5,358	(5,009)	349
BPS	20,530	0	504	21,034	(21,887)	0	(85)	(21,972)	(938)	574	(364)
BRC	561	0	2,342	2,903	(1,544)	0	(1,136)	(2,680)	223	(480)	(257)
BSH	68	0	851	919	(1,307)	0	(2,445)	(3,752)	(2,833)	3,087	254
CBK	18,911	248	3,298	22,457	(13,107)	0	(919)	(14,026)	8,431	(6,774)	1,657
CKL	0	0	0	0	0	0	(219)	(219)	(219)	0	(219)
CLY	3,469	0	0	3,469	(4,106)	0	0	(4,106)	(637)	0	(637)
DUB	4,554	0	924	5,478	(3,654)	0	0	(3,654)	1,824	(1,142)	682
GLM	10,144	0	5,280	15,424	(4,426)	0	(9,014)	(13,440)	1,984	(1,520)	464
GST	0	0	0	0	0	0	(612)	(612)	(612)	501	(111)
HUS	0	0	0	0	0	0	(2,231)	(2,231)	(2,231)	2,260	29
JPM	6,508	0	2,992	9,500	(16,189)	0	(2,173)	(18,362)	(8,862)	7,561	(1,301)
MBC	4,263	0	0	4,263	(6,580)	0	0	(6,580)	(2,317)	2,642	325
MYC	0	0	24	24	0	0	0	0	24	0	24
MYI	16,236	183	0	16,419	(14,559)	0	0	(14,559)	1,860	405	2,265
NGF	0	0	0	0	(569)	0	0	(569)	(569)	379	(190)
RBC	196	0	0	196	(860)	0	0	(860)	(664)	866	202
RYL	539	0	0	539	0	0	0	0	539	(880)	(341)
SCX	5,912	0	0	5,912	(7,532)	0	(1,304)	(8,836)	(2,924)	4,703	1,779
SOG	1,725	154	0	1,879	(79)	0	0	(79)	1,800	(1,900)	(100)
SSB	0	0	0	0	(232)	0	0	(232)	(232)	0	(232)
TOR	5,125	0	0	5,125	(335)	0	0	(335)	4,790	(4,530)	260
UAG	9,571	320	0	9,891	(6,068)	0	0	(6,068)	3,823	(3,599)	224

Total Over the Counter	$118,110	$1,059	$20,580	$139,749	$(110,436)	$0	$(22,226)	$(132,662)

(n)

Securities with an aggregate market value of $23,533 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

56	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$59	$0	$0	$10,195	$10,254

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$118,110	$0	$118,110
Purchased Options	0	0	0	811	248	1,059
Swap Agreements	0	0	0	0	20,580	20,580

	$0	$0	$0	$118,921	$20,828	$139,749

	$0	$59	$0	$118,921	$31,023	$150,003

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$10,479	$10,479

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$110,436	$0	$110,436
Swap Agreements	0	532	0	1,684	20,010	22,226

	$0	$532	$0	$112,120	$20,010	$132,662

	$0	$532	$0	$112,120	$30,489	$143,141

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$504	$504
Swap Agreements	0	(1,779)	0	0	39,259	37,480

	$0	$(1,779)	$0	$0	$39,763	$37,984

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,371	$0	$14,371
Purchased Options	0	0	0	(769)	0	(769)
Written Options	0	288	0	1,563	0	1,851
Swap Agreements	0	343	0	(682)	8,134	7,795

	$0	$631	$0	$14,483	$8,134	$23,248

	$0	$(1,148)	$0	$14,483	$47,897	$61,232

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	57

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(876)	$0	$0	$(20,931)	$(21,807)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(47,023)	$0	$(47,023)
Purchased Options	0	0	0	1,495	(83)	1,412
Written Options	0	0	0	(278)	1,191	913
Swap Agreements	0	(388)	0	(1,806)	(5,665)	(7,859)

	$0	$(388)	$0	$(47,612)	$(4,557)	$(52,557)

	$0	$(1,264)	$0	$(47,612)	$(25,488)	$(74,364)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,143	$0	$2,143
Austria
Corporate Bonds & Notes	0	182	0	182
Bahamas
Sovereign Issues	0	2,585	0	2,585
Brazil
Corporate Bonds & Notes	0	14,514	9,596	24,110
Sovereign Issues	0	47,435	0	47,435
Cayman Islands
Asset-Backed Securities	0	11,528	0	11,528
Corporate Bonds & Notes	0	6,621	0	6,621
Chile
Sovereign Issues	0	2,487	0	2,487
China
Sovereign Issues	0	86,868	0	86,868
Colombia
Corporate Bonds & Notes	0	7,138	0	7,138
Sovereign Issues	0	134,812	0	134,812
Czech Republic
Sovereign Issues	0	46,832	0	46,832
Denmark
Corporate Bonds & Notes	0	24,991	0	24,991
Dominican Republic
Sovereign Issues	0	5,222	0	5,222
France
Corporate Bonds & Notes	0	0	1,330	1,330
India
Corporate Bonds & Notes	0	1,395	0	1,395
Indonesia
Sovereign Issues	0	79,782	0	79,782
Ireland
Asset-Backed Securities	0	759	0	759

58	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Israel
Sovereign Issues	$0	$3,184	$0	$3,184
Ivory Coast
Loan Participations and Assignments	0	0	3,201	3,201
Jersey, Channel Islands
Corporate Bonds & Notes	0	8,415	0	8,415
Kazakhstan
Corporate Bonds & Notes	0	675	0	675
Luxembourg
Corporate Bonds & Notes	0	115	932	1,047
Malaysia
Sovereign Issues	0	77,029	0	77,029
Mexico
Sovereign Issues	0	158,880	0	158,880
Morocco
Sovereign Issues	0	200	0	200
Netherlands
Corporate Bonds & Notes	0	6,058	0	6,058
Loan Participations and Assignments	0	479	0	479
Nigeria
Corporate Bonds & Notes	0	4,004	0	4,004
Peru
Corporate Bonds & Notes	0	4,504	0	4,504
Sovereign Issues	0	37,683	0	37,683
Philippines
Sovereign Issues	0	9,768	0	9,768
Poland
Sovereign Issues	0	93,213	0	93,213
Qatar
Corporate Bonds & Notes	0	0	6	6
Loan Participations and Assignments	0	0	9,491	9,491
Romania
Sovereign Issues	0	66,630	0	66,630
Russia
Sovereign Issues	0	65,642	0	65,642
Serbia
Sovereign Issues	0	2,288	0	2,288
South Africa
Corporate Bonds & Notes	0	7,991	10,582	18,573
Loan Participations and Assignments	0	0	5,813	5,813
Sovereign Issues	0	225,156	0	225,156
Spain
Corporate Bonds & Notes	0	180	0	180
Supranational
Corporate Bonds & Notes	0	53,665	0	53,665
Tanzania
Loan Participations and Assignments	0	4,275	0	4,275
Thailand
Sovereign Issues	0	82,168	0	82,168
Turkey
Loan Participations and Assignments	0	6,832	0	6,832
Uganda
Sovereign Issues	0	2,802	0	2,802
Ukraine
Sovereign Issues	0	1,398	0	1,398
United Arab Emirates
Loan Participations and Assignments	0	0	9,102	9,102
United Kingdom
Corporate Bonds & Notes	0	575	0	575
Non-Agency Mortgage-Backed Securities	0	627	0	627

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
United States
Asset-Backed Securities	$0	$80,024	$0	$80,024
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	4,000	0	4,000
Non-Agency Mortgage-Backed Securities	0	33,844	0	33,844
U.S. Government Agencies	0	26	0	26
Virgin Islands (British)
Corporate Bonds & Notes	0	5,557	0	5,557
Zambia
Sovereign Issues	0	1,711	0	1,711
Short-Term Instruments
Israel Treasury Bills	0	76,905	0	76,905
Malaysia Treasury Bills	0	20,561	0	20,561
U.S. Treasury Bills	0	26,104	0	26,104
	$0	$1,648,462	$50,142	$1,698,604

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,826	$0	$0	$71,826
Total Investments	$71,826	$1,648,462	$50,142	$1,770,430

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10,254	0	10,254
Over the counter	0	139,749	0	139,749
	$0	$150,003	$0	$150,003

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(10,389)	0	(10,389)
Over the counter	0	(132,654)	(8)	(132,662)
	$0	$(143,043)	$(8)	$(143,051)
Total Financial Derivative Instruments	$0	$6,960	$(8)	$6,952
Totals	$71,826	$1,655,422	$50,134	$1,777,382

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$10,189	$3,985	$0	$(5)	$0	$(4,573)	$0	$0	$9,596	$(4,573)
France
Corporate Bonds & Notes	1,466	0	0	9	0	(145)	0	0	1,330	(145)
Germany
Corporate Bonds & Notes	15,899	0	(15,406)	(1)	(1,624)	1,132	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,321	0	(391)	1	(70)	(660)	0	0	3,201	(689)
Jersey, Channel Islands
Corporate Bonds & Notes	9,646	0	0	10	0	(1,241)	0	(8,415)	0	0
Luxembourg
Corporate Bonds & Notes	0	874	0	12	0	46	0	0	932	46

60	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Qatar
Corporate Bonds & Notes	$143	$0	$(123)	$0	$(1)	$(13)	$0	$0	$6	$(1)
Loan Participations and Assignments	0	9,434	0	0	0	57	0	0	9,491	57
South Africa
Corporate Bonds & Notes	13,408	0	0	0	0	(2,826)	0	0	10,582	(2,825)
Loan Participations and Assignments	5,718	0	0	140	0	(45)	0	0	5,813	116
United Arab Emirates
Loan Participations and Assignments	0	9,127	0	(6)	0	(19)	0	0	9,102	(19)
United States
Common Stocks	0	89	0	0	0	0	0	0	89	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0

	$61,090	$23,509	$(16,220)	$160	$(1,695)	$(8,287)	$0	$(8,415)	$50,142	$(8,033)

Financial Derivative Instruments - Assets
Over the counter	$125	$0	$0	$0	$0	$(125)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(5,454)	$0	$5	$0	$0	$5,441	$0	$0	$(8)	$1

Totals	$55,761	$23,509	$(16,215)	$160	$(1,695)	$(2,971)	$0	$(8,415)	$50,134	$(8,032)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$2,002	Discounted Cash Flow	Discount Spread	27.500	—
	7,594	Reference Instrument	Weighted Average	BRL 37.290	—
France
Corporate Bonds & Notes	1,330	Other Valuation Techniques(3)	—	—	—
Ivory Coast
Loan Participations and Assignments	3,201	Indicative Market Quotation	Price	7.510	—
Luxembourg
Corporate Bonds & Notes	932	Discounted Cash Flow	Discount Rate	13.880	—
Qatar
Corporate Bonds & Notes	6	Other Valuation Techniques(3)	—	—	—
Loan Participations and Assignments	9,491	Third Party Vendor	Broker Quote	99.900	—
South Africa
Corporate Bonds & Notes	10,582	Reference Instrument	Yield	10.296	—
Loan Participations and Assignments	5,813	Discounted Cash Flow	Discount Rate	4.193	—
United Arab Emirates
Loan Participations and Assignments	9,102	Third Party Vendor	Broker Quote	101.750	—
United States
Common Stocks	89	Recent Transaction	Price	0.108	—

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	61

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

(Unaudited)

September 30, 2022

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	Indicative Market Quotation	Broker Quote	(2.142)	—

Total	$50,134

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2022

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO Emerging Markets Local Currency and Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities  transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	63

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

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Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

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Notes to Financial Statements (Cont.)

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

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For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair

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Notes to Financial Statements (Cont.)

valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

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assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred

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Notes to Financial Statements (Cont.)

securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$29,569	$296	$0	$0	$(225)	$29,640	$296	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$149,599	$1,360,318	$(1,467,700)	$(25)	$(6)	$42,186	$618	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price

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Notes to Financial Statements (Cont.)

and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest

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(referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2022, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of

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FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued

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interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange

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rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and

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subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A

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liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap

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agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an

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indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and

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at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

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Notes to Financial Statements (Cont.)

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

84	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2022

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of

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Notes to Financial Statements (Cont.)

infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Additionally, to the extent the Fund Invests in securities and instruments economically tied to Russia, the recent Russian invasion of Ukraine may adversely affect the Fund’s investments. Please see the Important Information section for additional discussion of the COVID-19 pandemic as well as the Russian invasion of Ukraine.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary

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information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory

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September 30, 2022

and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.45%	0.45%	0.55%	0.65%(1)	0.60%	0.60%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio

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Notes to Financial Statements (Cont.)

transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $1,185.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

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The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$1,693	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$0	$0	$1,241,483	$1,640,259

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	115,557	$631,124	285,648	$1,796,131

I-2	3,794	20,531	9,856	61,671

I-3	124	657	1,981	12,699

Class A	897	4,892	3,293	20,660

Class C	16	83	154	973

Issued as reinvestment of distributions

Institutional Class	7,303	38,936	11,112	68,963

I-2	280	1,491	632	3,974

I-3	16	88	98	613

Class A	106	564	252	1,590

Class C	4	22	13	80

Cost of shares redeemed

Institutional Class	(221,352)	(1,192,008)	(85,446)	(523,971)

I-2	(4,628)	(24,782)	(9,000)	(56,260)

I-3	(547)	(2,989)	(2,768)	(16,915)

Class A	(1,488)	(7,937)	(2,760)	(17,215)

Class C	(76)	(408)	(244)	(1,537)

Net increase (decrease) resulting from Fund share transactions	(99,994)	$(529,736)	212,821	$1,351,456

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, two shareholders owned 10% or more of the Fund’s total outstanding shares comprising 57% of the Fund. The shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to

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continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$82,779	$123,776

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$2,182,110	$430,862	$(843,788)	$(412,926)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	93

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
CDI	Natixis Singapore	RBC	Royal Bank of Canada
CKL	Citibank N.A. London	RYL	NatWest Markets Plc
CLY	Crédit Agricole Corporate and Investment Bank	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AED	UAE Dirham	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
CNY	Chinese Renminbi (Mainland)	PKR	Pakistani Rupee
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
DKK	Danish Krone	RSD	Serbian Dinar
DOP	Dominican Peso	RUB	Russian Ruble
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UGX	Ugandan Shilling
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	VND	Vietnamese Dong
KES	Kenyan Schilling	ZAR	South African Rand
KRW	South Korean Won	ZMW	xZambian Kwacha
KZT	Kazakhstani Tenge

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BZDIOVRA	Brazil Interbank Deposit Rate	LIBOR03M	3 Month USD-LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate
EUR006M	6 Month EUR Swap Rate	US0006M	ICE 6-Month USD LIBOR
IBR	Indicador Bancario de Referencia	WIBOR06M	6 Month Warsaw Inter Bank Offering Rate

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Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	MIBOR	Mumbai Interbank Offered Rate
BBR	Bank Bill Rate	OIS	Overnight Index Swap
BRL - CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
CHILIBOR	Chile Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
JSC	Joint Stock Company	TELBOR	Tel Aviv Inter-Bank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	95

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

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charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and

98	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

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complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also

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considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders

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of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	103

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4011SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO High Yield Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on

2	PIMCO HIGH YIELD FUND

September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	5

Important Information About the PIMCO High Yield Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification.

6	PIMCO HIGH YIELD FUND

Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO High Yield Fund (Cont.)

of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

8	PIMCO HIGH YIELD FUND

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO High Yield Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	(10.14)%	(13.79)%	1.04%	3.45%	6.70%
PIMCO High Yield Fund I-2	(10.19)%	(13.87)%	0.94%	3.35%	6.59%
PIMCO High Yield Fund I-3	(10.21)%	(13.92)%	0.89%	3.29%	6.51%
PIMCO High Yield Fund Administrative Class	(10.26)%	(14.00)%	0.80%	3.19%	6.44%
PIMCO High Yield Fund Class A	(10.31)%	(14.09)%	0.69%	3.09%	6.30%
PIMCO High Yield Fund Class A (adjusted)	(13.67)%	(17.31)%	(0.07)%	2.69%	6.14%
PIMCO High Yield Fund Class C	(10.65)%	(14.74)%	(0.06)%	2.32%	5.51%
PIMCO High Yield Fund Class C (adjusted)	(11.52)%	(15.56)%	(0.06)%	2.32%	5.51%
PIMCO High Yield Fund Class R	(10.42)%	(14.31)%	0.44%	2.83%	6.04%
ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index	(10.14)%	(13.65)%	1.52%	3.81%	6.48%♦
Lipper High Yield Funds Average	(10.36)%	(13.51)%	1.04%	3.13%	6.02%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 12/31/1992.

* Cumulative return.

ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index was first published on December 31, 1996. For periods prior to December 31, 1996, information is based on performance of the Fund’s prior primary benchmark, the ICE BofAML U.S. High Yield, Cash Pay BB-B Rated Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for the Institutional Class shares, 0.66% for I-2 shares, 0.76% for I-3 shares, 0.81% for Administrative Class shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	I-2 - PHLPX	I-3 - PHNNX	Administrative Class - PHYAX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown as of September 30, 2022†§

Corporate Bonds & Notes	85.9%
Short-Term Instruments‡	7.2%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	3.0%
Other	0.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in high-yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities(i) rated below investment grade by each of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the forest products, paper and packaging sector contributed to performance, as the Fund’s positions outperformed the broader sector.

»	Underweight exposure to the retailers sector contributed to performance, as the sector underperformed the broader market.

»	Security selection in the technology sector contributed to performance, as the Fund’s positions outperformed the broader sector.
»	Overweight exposure to the healthcare sector detracted from performance, as the sector underperformed the broader market.

»	Security selection in the support services sector detracted from performance, as the Fund’s positions underperformed the broader sector.

»	Security selection in the building products sector detracted from performance, as the Fund’s positions underperformed the broader sector.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO High Yield Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$898.60	$2.69	$1,000.00	$1,022.50	$2.87	0.56%
I-2	1,000.00	898.10	3.17	1,000.00	1,022.00	3.38	0.66
I-3	1,000.00	897.90	3.41	1,000.00	1,021.74	3.64	0.71
Administrative Class	1,000.00	897.40	3.89	1,000.00	1,021.24	4.15	0.81
Class A	1,000.00	896.90	4.37	1,000.00	1,020.73	4.66	0.91
Class C	1,000.00	893.50	7.97	1,000.00	1,016.93	8.48	1.66
Class R	1,000.00	895.80	5.57	1,000.00	1,019.46	5.94	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO HIGH YIELD FUND

Benchmark Description

Index*	Benchmark Description

ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the ICE BofAML U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO High Yield Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2022 - 09/30/2022+	$8.51	$0.19	$(1.05)	$(0.86)	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)

03/31/2021	7.94	0.38	1.07	1.45	(0.40)	0.00	0.00	(0.40)

03/31/2020	8.78	0.44	(0.83)	(0.39)	(0.44)	0.00	(0.01)	(0.45)

03/31/2019	8.72	0.46	0.07	0.53	(0.47)	0.00	0.00	(0.47)

03/31/2018	8.90	0.43	(0.15)	0.28	(0.44)	0.00	(0.02)	(0.46)

I-2

04/01/2022 - 09/30/2022+	8.51	0.19	(1.05)	(0.86)	(0.20)	0.00	0.00	(0.20)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.37	1.07	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.43	(0.83)	(0.40)	(0.43)	0.00	(0.01)	(0.44)

03/31/2019	8.72	0.45	0.07	0.52	(0.46)	0.00	0.00	(0.46)

03/31/2018	8.90	0.43	(0.16)	0.27	(0.43)	0.00	(0.02)	(0.45)

I-3

04/01/2022 - 09/30/2022+	8.51	0.18	(1.04)	(0.86)	(0.20)	0.00	0.00	(0.20)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.36	1.08	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.42	(0.82)	(0.40)	(0.43)	0.00	(0.01)	(0.44)

04/27/2018 - 03/31/2019	8.73	0.42	0.05	0.47	(0.42)	0.00	0.00	(0.42)

Administrative Class

04/01/2022 - 09/30/2022+	8.51	0.18	(1.05)	(0.87)	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)

03/31/2021	7.94	0.36	1.07	1.43	(0.38)	0.00	0.00	(0.38)

03/31/2020	8.78	0.42	(0.83)	(0.41)	(0.42)	0.00	(0.01)	(0.43)

03/31/2019	8.72	0.43	0.08	0.51	(0.45)	0.00	0.00	(0.45)

03/31/2018	8.90	0.41	(0.16)	0.25	(0.41)	0.00	(0.02)	(0.43)

Class A

04/01/2022 - 09/30/2022+	8.51	0.18	(1.05)	(0.87)	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

03/31/2021	7.94	0.35	1.07	1.42	(0.37)	0.00	0.00	(0.37)

03/31/2020	8.78	0.41	(0.83)	(0.42)	(0.41)	0.00	(0.01)	(0.42)

03/31/2019	8.72	0.43	0.07	0.50	(0.44)	0.00	0.00	(0.44)

03/31/2018	8.90	0.41	(0.17)	0.24	(0.40)	0.00	(0.02)	(0.42)

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.45	(10.14)%	$6,463,402	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.76	%*	13%

8.51	(0.91)	8,042,209	0.56		0.56		0.55		0.55		4.23		26

8.99	18.49	9,472,559	0.56		0.56		0.55		0.55		4.30		29

7.94	(4.86)	6,130,559	0.57		0.57		0.55		0.55		4.94		34

8.78	6.27	6,741,939	0.59		0.59		0.55		0.55		5.30		21

8.72	3.07	6,133,889	0.57		0.57		0.55		0.55		4.84		25

7.45	(10.19)	367,190	0.66	*	0.66	*	0.65	*	0.65	*	4.66	*	13

8.51	(1.01)	499,207	0.66		0.66		0.65		0.65		4.14		26

8.99	18.37	482,815	0.66		0.66		0.65		0.65		4.21		29

7.94	(4.95)	317,936	0.67		0.67		0.65		0.65		4.84		34

8.78	6.16	355,451	0.69		0.69		0.65		0.65		5.20		21

8.72	2.97	354,057	0.67		0.67		0.65		0.65		4.75		25

7.45	(10.21)	12,402	0.71	*	0.76	*	0.70	*	0.75	*	4.57	*	13

8.51	(1.06)	19,694	0.71		0.76		0.70		0.75		4.02		26

8.99	18.31	50,922	0.71		0.76		0.70		0.75		4.08		29

7.94	(5.00)	9,015	0.72		0.77		0.70		0.75		4.81		34

8.78	5.57	3,991	0.74	*	0.79	*	0.70	*	0.75	*	5.21	*	21

7.45	(10.26)	324,029	0.81	*	0.81	*	0.80	*	0.80	*	4.53	*	13

8.51	(1.15)	354,288	0.81		0.81		0.80		0.80		3.98		26

8.99	18.20	393,891	0.81		0.81		0.80		0.80		4.05		29

7.94	(5.08)	281,004	0.82		0.82		0.80		0.80		4.69		34

8.78	6.00	449,135	0.84		0.84		0.80		0.80		5.03		21

8.72	2.82	558,261	0.82		0.82		0.80		0.80		4.63		25

7.45	(10.31)	512,644	0.91	*	0.91	*	0.90	*	0.90	*	4.42	*	13

8.51	(1.25)	626,661	0.91		0.91		0.90		0.90		3.89		26

8.99	18.08	666,590	0.91		0.91		0.90		0.90		3.98		29

7.94	(5.19)	579,375	0.92		0.92		0.90		0.90		4.59		34

8.78	5.90	710,419	0.94		0.94		0.90		0.90		4.95		21

8.72	2.72	806,919	0.92		0.92		0.90		0.90		4.53		25

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO High Yield Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2022 - 09/30/2022+	$8.51	$0.15	$(1.05)	$(0.90)	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	7.94	0.28	1.07	1.35	(0.30)	0.00	0.00	(0.30)

03/31/2020	8.78	0.34	(0.83)	(0.49)	(0.34)	0.00	(0.01)	(0.35)

03/31/2019	8.72	0.36	0.07	0.43	(0.37)	0.00	0.00	(0.37)

03/31/2018	8.90	0.33	(0.15)	0.18	(0.34)	0.00	(0.02)	(0.36)

Class R

04/01/2022 - 09/30/2022+	8.51	0.17	(1.05)	(0.88)	(0.18)	0.00	0.00	(0.18)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

03/31/2021	7.94	0.33	1.07	1.40	(0.35)	0.00	0.00	(0.35)

03/31/2020	8.78	0.38	(0.82)	(0.44)	(0.39)	0.00	(0.01)	(0.40)

03/31/2019	8.72	0.41	0.07	0.48	(0.42)	0.00	0.00	(0.42)

03/31/2018	8.90	0.38	(0.16)	0.22	(0.38)	0.00	(0.02)	(0.40)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.45	(10.65)%	$18,838	1.66	%*	1.66	%*	1.65	%*	1.65	%*	3.66	%*	13%

8.51	(1.99)	25,894	1.66		1.66		1.65		1.65		3.13		26

8.99	17.20	35,990	1.66		1.66		1.65		1.65		3.25		29

7.94	(5.90)	64,260	1.67		1.67		1.65		1.65		3.85		34

8.78	5.11	106,785	1.69		1.69		1.65		1.65		4.20		21

8.72	1.95	141,943	1.67		1.67		1.65		1.65		3.74		25

7.45	(10.42)	32,531	1.16	*	1.16	*	1.15	*	1.15	*	4.18	*	13

8.51	(1.50)	35,351	1.16		1.16		1.15		1.15		3.64		26

8.99	17.79	36,138	1.16		1.16		1.15		1.15		3.71		29

7.94	(5.42)	27,183	1.17		1.17		1.15		1.15		4.34		34

8.78	5.64	31,064	1.19		1.19		1.15		1.15		4.70		21

8.72	2.46	31,988	1.17		1.17		1.15		1.15		4.27		25

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$7,603,664
Investments in Affiliates	3,076

Financial Derivative Instruments
Over the counter	4,992
Cash	270
Deposits with counterparty	46,367
Foreign currency, at value	1,099
Receivable for investments sold	3,493
Receivable for Fund shares sold	23,814
Interest and/or dividends receivable	111,469
Dividends receivable from Affiliates	7
Reimbursement receivable from PIMCO	1
Prepaid expenses	263
Other assets	1

Total Assets	7,798,516

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$163
Over the counter	7,585
Payable for investments purchased	13,616
Payable for investments in Affiliates purchased	7
Deposits from counterparty	3,084
Payable for Fund shares redeemed	34,189
Distributions payable	4,545
Accrued investment advisory fees	1,755
Accrued supervisory and administrative fees	2,194
Accrued distribution fees	95
Accrued servicing fees	128
Other liabilities	119

Total Liabilities	67,480

Net Assets	$7,731,036

Net Assets Consist of:

Paid in capital	$9,038,879
Distributable earnings (accumulated loss)	(1,307,843)

Net Assets	$7,731,036

Cost of investments in securities	$8,830,469
Cost of investments in Affiliates	$3,072
Cost of foreign currency held	$1,140
Cost or premiums of financial derivative instruments, net	$(115)

* Includes repurchase agreements of:	$21,080

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$6,463,402
I-2	367,190
I-3	12,402
Administrative Class	324,029
Class A	512,644
Class C	18,838
Class R	32,531

Shares Issued and Outstanding:

Institutional Class	867,735
I-2	49,296
I-3	1,665
Administrative Class	43,501
Class A	68,824
Class C	2,529
Class R	4,367

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.45
I-2	7.45
I-3	7.45
Administrative Class	7.45
Class A	7.45
Class C	7.45
Class R	7.45

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Statement of Operations PIMCO High Yield Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$234,986
Dividends from Investments in Affiliates	1,940
Total Income	236,926

Expenses:

Investment advisory fees	11,123
Supervisory and administrative fees	13,897
Distribution and/or servicing fees - Administrative Class	437
Distribution and/or servicing fees - Class A	717
Distribution and/or servicing fees - Class C	111
Distribution and/or servicing fees - Class R	87
Trustee fees	19
Interest expense	570
Total Expenses	26,961
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	26,956

Net Investment Income (Loss)	209,970

Net Realized Gain (Loss):

Investments in securities	(139,241)
Investments in Affiliates	(5,473)
Exchange-traded or centrally cleared financial derivative instruments	(38,965)
Over the counter financial derivative instruments	(12,604)
Foreign currency	(323)

Net Realized Gain (Loss)	(196,606)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(973,930)
Investments in Affiliates	5,517
Exchange-traded or centrally cleared financial derivative instruments	5,448
Over the counter financial derivative instruments	(3,550)
Foreign currency assets and liabilities	(15)

Net Change in Unrealized Appreciation (Depreciation)	(966,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(953,166)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$209,970	$451,866
Net realized gain (loss)	(196,606)	217,537
Net change in unrealized appreciation (depreciation)	(966,530)	(743,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	(953,166)	(73,774)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(189,567)	(414,051)
I-2	(10,670)	(23,216)
I-3	(462)	(1,911)
Administrative Class	(8,475)	(18,427)
Class A	(13,573)	(28,424)
Class C	(440)	(1,092)
Class R	(778)	(1,471)

Total Distributions(a)	(223,965)	(488,592)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(695,137)	(973,235)

Total Increase (Decrease) in Net Assets	(1,872,268)	(1,535,601)

Net Assets:

Beginning of period	9,603,304	11,138,905
End of period	$7,731,036	$9,603,304

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Schedule of Investments PIMCO High Yield Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%

AP Core Holdings LLC
8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~	$14,950	$13,903

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~	7,576	7,414

Da Vinci Purchaser Corp.
7.115% - 7.674% (LIBOR03M + 4.000%) due 01/08/2027 ~	3,780	3,569

Diamond Sports Group LLC
5.945% due 08/24/2026	7,295	1,456

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~	9,100	8,500

Dun & Bradstreet Corp.
6.330% (LIBOR01M + 3.250%) due 02/06/2026 ~	8,643	8,376

Getty Images, Inc.
7.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	6,388	6,354

LBM Acquisition LLC
7.121% (LIBOR06M + 3.750%) due 12/17/2027 ~	12,401	10,885

Madison IAQ LLC
6.815% (LIBOR03M + 3.250%) due 06/21/2028 ~	5,618	5,206

McAfee LLC
6.871% due 03/01/2029	10,000	9,148

Parexel International Corp.
6.365% (LIBOR01M + 3.250%) due 11/15/2028 ~	25,025	23,938

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~	16,679	15,550

Sotera Health Holdings LLC
5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~	40,000	35,400

Surgery Center Holdings, Inc.
6.510% (LIBOR01M + 3.750%) due 08/31/2026 ~	14,523	13,818

Team Health Holdings, Inc.
5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~	52,209	47,967

U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~	22,758	16,539

Total Loan Participations and Assignments (Cost $253,436)		228,023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 84.5%

BANKING & FINANCE 8.1%

Acrisure LLC
4.250% due 02/15/2029	$12,500	$9,825

Allied Universal Holdco LLC
4.625% due 06/01/2028	15,750	12,082
6.000% due 06/01/2029	8,000	5,180
6.625% due 07/15/2026	12,000	10,717

Ally Financial, Inc.
8.000% due 11/01/2031	20,000	20,978

AmWINS Group, Inc.
4.875% due 06/30/2029	11,750	9,780

Coinbase Global, Inc.
3.375% due 10/01/2028	5,750	3,608
3.625% due 10/01/2031	3,000	1,669

CTR Partnership LP
3.875% due 06/30/2028	10,000	8,245

Curo Group Holdings Corp.
7.500% due 08/01/2028	15,000	7,376

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	5,000	4,649

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	12,460
2.900% due 02/16/2028	7,600	5,984
2.900% due 02/10/2029	15,000	11,388
3.375% due 11/13/2025	11,500	10,177
3.664% due 09/08/2024	10,000	9,414
4.000% due 11/13/2030	25,000	19,556
4.125% due 08/17/2027	19,500	16,826
4.134% due 08/04/2025	17,500	15,906
4.271% due 01/09/2027	8,000	7,011
4.389% due 01/08/2026	3,975	3,604
4.542% due 08/01/2026	5,000	4,459
5.113% due 05/03/2029	10,000	8,700
5.125% due 06/16/2025	17,250	16,305
5.584% due 03/18/2024	20,000	19,635

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	12,000	9,617
6.500% due 10/01/2025	12,656	11,908

Greystar Real Estate Partners LLC
5.750% due 12/01/2025	15,271	14,352

HAT Holdings LLC
3.375% due 06/15/2026	8,000	6,430
3.750% due 09/15/2030	8,000	5,834

Howard Hughes Corp.
4.125% due 02/01/2029	15,000	11,621
4.375% due 02/01/2031	10,000	7,199
5.375% due 08/01/2028	7,500	6,235

Intesa Sanpaolo SpA
5.017% due 06/26/2024	5,000	4,666
5.710% due 01/15/2026	10,000	9,106

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.700% due 09/17/2025 •(g)(h)		$5,000	$4,170

LFS Topco LLC
5.875% due 10/15/2026		7,000	5,578

Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)		25,000	23,244

Midcap Financial Issuer Trust
5.625% due 01/15/2030		6,000	4,604
6.500% due 05/01/2028		10,000	8,561

MPT Operating Partnership LP
3.500% due 03/15/2031		16,500	11,523
4.625% due 08/01/2029		7,000	5,642

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	3,632
5.500% due 08/15/2028		10,000	7,866
5.750% due 11/15/2031		5,000	3,676

NCL Finance Ltd.
6.125% due 03/15/2028		5,000	3,697

Nexi SpA
1.625% due 04/30/2026	EUR	5,000	4,193
2.125% due 04/30/2029		5,000	3,737

OneMain Finance Corp.
3.500% due 01/15/2027		$8,500	6,638
4.000% due 09/15/2030		8,500	5,978
5.375% due 11/15/2029		9,000	6,990
5.625% due 03/15/2023		8,000	7,971
6.125% due 03/15/2024		4,000	3,859
6.625% due 01/15/2028		5,000	4,302
6.875% due 03/15/2025		10,000	9,415
7.125% due 03/15/2026		10,000	9,030

Oxford Finance LLC
6.375% due 02/01/2027		10,000	9,377

Park Intermediate Holdings LLC
4.875% due 05/15/2029		4,250	3,449
5.875% due 10/01/2028		2,750	2,359
7.500% due 06/01/2025		7,000	6,966

Paysafe Finance PLC
4.000% due 06/15/2029		18,000	12,609

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		12,000	8,574
5.750% due 09/15/2031		10,000	7,167

Provident Funding Associates LP
6.375% due 06/15/2025		7,000	6,379

RHP Hotel Properties LP
4.500% due 02/15/2029		12,000	9,971
4.750% due 10/15/2027		10,000	8,713

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,139
4.000% due 09/15/2029		15,700	12,333

Rocket Mortgage LLC
3.625% due 03/01/2029		3,500	2,702
3.875% due 03/01/2031		8,000	5,811
4.000% due 10/15/2033		10,000	6,891

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Communications Corp.
3.125% due 02/01/2029		$20,000	$16,129
3.875% due 02/15/2027		20,750	18,435

			626,812

INDUSTRIALS 71.0%

180 Medical, Inc.
3.875% due 10/15/2029		10,000	8,305

Academy Ltd.
6.000% due 11/15/2027		10,000	9,090

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028		15,000	13,707

AdaptHealth LLC
4.625% due 08/01/2029		6,000	4,821
5.125% due 03/01/2030		7,000	5,783
6.125% due 08/01/2028		8,000	7,182

Adient Global Holdings Ltd.
4.875% due 08/15/2026		15,000	13,164

ADT Security Corp.
4.125% due 08/01/2029		4,000	3,328
4.875% due 07/15/2032		14,220	11,496

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		20,000	15,880

Air Canada
3.875% due 08/15/2026		10,000	8,600
4.625% due 08/15/2029	CAD	7,150	4,377

Albertsons Cos., Inc.
3.250% due 03/15/2026		$2,125	1,869
3.500% due 03/15/2029		20,000	16,163
4.625% due 01/15/2027		12,000	10,752
4.875% due 02/15/2030		10,000	8,474
7.500% due 03/15/2026		5,000	5,037

Albion Financing 1 SARL
6.125% due 10/15/2026		12,675	10,731

Allison Transmission, Inc.
3.750% due 01/30/2031		8,500	6,533
4.750% due 10/01/2027		5,000	4,411
5.875% due 06/01/2029		7,000	6,346

Altice Financing SA
3.000% due 01/15/2028	EUR	5,000	3,704
4.250% due 08/15/2029		5,000	3,811
5.750% due 08/15/2029		$15,000	11,514

Altice France Holding SA
6.000% due 02/15/2028		15,000	9,546

Altice France SA
5.125% due 01/15/2029		16,000	11,835
5.125% due 07/15/2029		14,000	10,493
5.500% due 01/15/2028		20,000	15,869
5.500% due 10/15/2029		11,250	8,493

AMC Networks, Inc.
4.250% due 02/15/2029		15,300	11,347

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 08/01/2025		$3,500	$3,134
5.000% due 04/01/2024		1,563	1,493

American Airlines Pass-Through Trust
3.375% due 11/01/2028		3,386	2,824

American Airlines, Inc.
5.500% due 04/20/2026		30,000	28,225
5.750% due 04/20/2029		27,750	24,261

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,500	12,170
4.000% due 01/15/2028		20,000	17,524

Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	8,429

ANGI Group LLC
3.875% due 08/15/2028		7,000	4,951

Antero Resources Corp.
5.375% due 03/01/2030		10,000	9,013

Apache Corp.
4.875% due 11/15/2027		12,500	11,497

APi Group DE, Inc.
4.125% due 07/15/2029		20,750	16,485

Aramark Services, Inc.
5.000% due 02/01/2028		9,000	8,035
6.375% due 05/01/2025		5,500	5,398

Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	15,644
6.125% due 12/01/2028		10,000	7,760

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		8,000	6,536
4.000% due 09/01/2029		10,000	7,341

Ardagh Packaging Finance PLC
4.125% due 08/15/2026		7,000	5,837
5.250% due 04/30/2025		5,000	4,684

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		8,250	7,357
7.000% due 11/01/2026		5,000	4,826
8.250% due 12/31/2028		5,000	4,814

ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		10,000	7,702
7.500% due 09/30/2029		4,000	2,648

At Home Group, Inc.
4.875% due 07/15/2028		5,000	3,502
7.125% due 07/15/2029		3,000	1,776

ATS Automation Tooling Systems, Inc.
4.125% due 12/15/2028		10,000	8,316

Avantor Funding, Inc.
3.875% due 11/01/2029		5,500	4,478
4.625% due 07/15/2028		17,500	15,613

Avient Corp.
5.750% due 05/15/2025		6,250	6,039
7.125% due 08/01/2030		12,500	11,565

Axalta Coating Systems Dutch Holding B BV
3.750% due 01/15/2025	EUR	250	226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Axalta Coating Systems LLC
3.375% due 02/15/2029		$17,000	$13,353
4.750% due 06/15/2027		8,750	7,811

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		9,500	7,828
3.875% due 01/15/2028		10,000	8,719
4.000% due 10/15/2030		25,000	19,747
4.375% due 01/15/2028		5,000	4,339
5.750% due 04/15/2025		5,000	4,961

Ball Corp.
2.875% due 08/15/2030		17,000	13,083
3.125% due 09/15/2031		6,500	4,914
4.000% due 11/15/2023		2,000	1,963
5.250% due 07/01/2025		7,500	7,340

Bath & Body Works, Inc.
6.625% due 10/01/2030		15,000	13,076
6.875% due 11/01/2035		22,000	18,431

Bausch Health Cos., Inc.
4.875% due 06/01/2028		10,000	6,464
5.500% due 11/01/2025		20,000	15,920
5.750% due 08/15/2027		8,000	5,462

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		21,000	18,235

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	8,112
4.500% due 11/15/2026		5,000	4,559

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	15,000	12,687

BellRing Brands, Inc.
7.000% due 03/15/2030		$7,975	7,312

Black Knight InfoServ LLC
3.625% due 09/01/2028		12,750	10,901

Block, Inc.
2.750% due 06/01/2026		2,500	2,151
3.500% due 06/01/2031		12,750	9,910

Boise Cascade Co.
4.875% due 07/01/2030		7,500	6,247

Bombardier, Inc.
7.125% due 06/15/2026		12,000	11,023
7.500% due 03/15/2025		10,566	10,289
7.875% due 04/15/2027		10,000	9,222

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		15,000	12,934
4.000% due 07/01/2029		5,250	4,502

Boyd Gaming Corp.
4.750% due 12/01/2027		8,000	7,096
4.750% due 06/15/2031		10,000	8,113

Buckeye Partners LP
4.125% due 03/01/2025		10,000	9,167
4.500% due 03/01/2028		5,000	4,262
5.850% due 11/15/2043		2,625	1,953

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Builders FirstSource, Inc.
4.250% due 02/01/2032		$7,000	$5,385
5.000% due 03/01/2030		12,000	10,218

Cable One, Inc.
4.000% due 11/15/2030		7,425	5,793

Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	5,026
5.625% due 09/15/2028		7,000	5,609

Caesars Entertainment, Inc.
4.625% due 10/15/2029		20,750	15,906
6.250% due 07/01/2025		14,250	13,757

Caesars Resort Collection LLC
5.750% due 07/01/2025		5,000	4,831

Callon Petroleum Co.
7.500% due 06/15/2030		9,000	7,897

Camelot Finance SA
4.500% due 11/01/2026		13,500	12,232

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		10,000	8,630

Carnival Corp.
4.000% due 08/01/2028		25,500	20,613
5.750% due 03/01/2027		22,000	15,461
6.000% due 05/01/2029		12,500	8,229
7.625% due 03/01/2026		17,500	13,327
10.500% due 02/01/2026		5,000	4,955

Cascades, Inc.
5.125% due 01/15/2026		7,000	6,352
5.375% due 01/15/2028		7,500	6,360

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	5,000	3,799
3.125% due 02/15/2029		$15,750	12,164
3.500% due 04/01/2030		10,500	8,272
5.000% due 07/15/2027		7,000	6,252

CCO Holdings LLC
4.250% due 02/01/2031		30,000	23,062
4.250% due 01/15/2034		15,000	10,772
4.500% due 08/15/2030		27,750	22,014
4.500% due 05/01/2032		25,000	19,111
4.500% due 06/01/2033		27,000	20,010
4.750% due 03/01/2030		27,000	21,970
5.000% due 02/01/2028		17,500	15,119
5.125% due 05/01/2027		10,000	9,041
5.375% due 06/01/2029		12,500	10,969

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		10,000	9,114

CDI Escrow Issuer, Inc.
5.750% due 04/01/2030		15,000	13,124

Cedar Fair LP
5.250% due 07/15/2029		7,500	6,450

Centene Corp.
2.500% due 03/01/2031		10,000	7,559
2.625% due 08/01/2031		11,000	8,313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 02/15/2030		$10,000	$8,197
4.625% due 12/15/2029		10,000	9,009

Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	3,990
5.125% due 02/01/2028		2,500	2,270

Change Healthcare Holdings LLC
5.750% due 03/01/2025		10,000	9,954

Cheniere Energy Partners LP
3.250% due 01/31/2032		10,000	7,699
4.000% due 03/01/2031		17,000	14,288
4.500% due 10/01/2029		15,000	13,240

Cheniere Energy, Inc.
4.625% due 10/15/2028		20,000	18,394

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		2,000	1,654

Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	5,753
5.875% due 02/01/2029		4,650	4,319
6.750% due 04/15/2029		30,000	28,822

Churchill Downs, Inc.
4.750% due 01/15/2028		15,000	13,000
5.500% due 04/01/2027		5,000	4,632

Clarios Global LP
4.375% due 05/15/2026	EUR	4,000	3,476
6.250% due 05/15/2026		$12,600	12,050
6.750% due 05/15/2025		5,000	4,901
8.500% due 05/15/2027		8,000	7,654

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		20,000	16,541
4.875% due 07/01/2029		9,825	7,709

Clean Harbors, Inc.
4.875% due 07/15/2027		5,000	4,569
5.125% due 07/15/2029		2,000	1,845

Clearwater Paper Corp.
4.750% due 08/15/2028		5,000	4,389
5.375% due 02/01/2025		3,000	2,962

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		10,000	9,120
8.750% due 04/15/2030		16,250	13,475

CNX Midstream Partners LP
4.750% due 04/15/2030		7,750	6,096

Coherent Corp.
5.000% due 12/15/2029		17,000	14,104

Colgate Energy Partners LLC
5.875% due 07/01/2029		10,000	8,949

CommScope Technologies LLC
5.000% due 03/15/2027		14,000	10,589
6.000% due 06/15/2025		10,000	8,899

CommScope, Inc.
4.750% due 09/01/2029		14,700	12,018
6.000% due 03/01/2026		5,000	4,612
7.125% due 07/01/2028		10,000	7,741
8.250% due 03/01/2027		12,500	10,347

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Community Health Systems, Inc.
4.750% due 02/15/2031		$18,125	$12,213
5.250% due 05/15/2030		10,000	6,985
5.625% due 03/15/2027		18,750	14,460
6.000% due 01/15/2029		5,075	3,742
6.125% due 04/01/2030		8,750	4,145
6.875% due 04/15/2029		12,750	6,187
8.000% due 03/15/2026		10,000	8,675

Comstock Resources, Inc.
5.875% due 01/15/2030		10,000	8,733

Condor Merger Sub, Inc.
7.375% due 02/15/2030		5,750	4,712

Connect Finco SARL
6.750% due 10/01/2026		10,000	8,759

Consolidated Communications, Inc.
5.000% due 10/01/2028		4,500	3,138

CoreLogic, Inc.
4.500% due 05/01/2028		20,500	13,970

Cornerstone Building Brands, Inc.
6.125% due 01/15/2029		15,000	8,399

Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	9,322
5.000% due 04/15/2026		$10,000	9,117
6.500% due 04/15/2026		15,000	13,840

Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,480
5.000% due 09/01/2030		5,000	3,930

Crocs, Inc.
4.125% due 08/15/2031		14,000	10,683

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		15,000	12,636

Crown Americas LLC
4.250% due 09/30/2026		10,000	9,072
4.750% due 02/01/2026		5,000	4,666

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026		500	501

CSC Holdings LLC
3.375% due 02/15/2031		15,250	10,775
4.125% due 12/01/2030		10,000	7,488
4.625% due 12/01/2030		15,000	10,227
5.375% due 02/01/2028		5,000	4,374
5.500% due 04/15/2027		12,000	10,581
5.750% due 01/15/2030		25,000	17,815
6.500% due 02/01/2029		12,000	10,617

DaVita, Inc.
3.750% due 02/15/2031		28,500	20,373
4.625% due 06/01/2030		25,000	19,405

DCP Midstream Operating LP
3.250% due 02/15/2032		7,000	5,543
5.125% due 05/15/2029		7,500	7,044

Diamond BC BV
4.625% due 10/01/2029		7,500	5,234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK)
9.000% due 04/22/2027 (b)	$167	$155

Diamond Offshore Drilling, Inc.
13.000% due 12/21/2026 «(a)	88	85

Diamond Sports Group LLC
5.375% due 08/15/2026	10,000	2,003
6.625% due 08/15/2027	7,000	516

DirecTV Financing LLC
5.875% due 08/15/2027	21,500	18,584

DISH DBS Corp.
5.000% due 03/15/2023	10,000	9,819
5.250% due 12/01/2026	16,000	13,138
5.750% due 12/01/2028	16,850	12,766
5.875% due 11/15/2024	13,500	12,068
7.750% due 07/01/2026	12,250	9,415

DKT Finance ApS
9.375% due 06/17/2023	5,000	4,843

DT Midstream, Inc.
4.125% due 06/15/2029	9,525	8,069
4.375% due 06/15/2031	13,250	10,948

Dun & Bradstreet Corp.
5.000% due 12/15/2029	9,000	7,444

Edgewell Personal Care Co.
4.125% due 04/01/2029	10,000	8,320
5.500% due 06/01/2028	7,500	6,716

Elanco Animal Health, Inc.
6.400% due 08/28/2028	10,000	8,878

Element Solutions, Inc.
3.875% due 09/01/2028	15,000	12,109

Encino Acquisition Partners Holdings LLC
8.500% due 05/01/2028	10,000	9,245

Endo Dac
6.000% due 06/30/2028 ^(c)	7,500	431

Energizer Holdings, Inc.
4.375% due 03/31/2029	15,000	11,161
4.750% due 06/15/2028	10,000	7,936

EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,293
5.625% due 01/15/2028	2,200	2,060
6.500% due 09/01/2030	12,000	11,746

EnLink Midstream Partners LP
4.150% due 06/01/2025	4,768	4,436
4.850% due 07/15/2026	5,000	4,598
5.450% due 06/01/2047	6,375	4,669

EQM Midstream Partners LP
4.000% due 08/01/2024	5,612	5,231
4.125% due 12/01/2026	4,000	3,398
4.500% due 01/15/2029	8,000	6,459
4.750% due 01/15/2031	10,000	7,961
5.500% due 07/15/2028	5,000	4,284
6.000% due 07/01/2025	918	850

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2027	$6,000	$5,553
6.500% due 07/15/2048	8,600	6,577
7.500% due 06/01/2027	2,000	1,910
7.500% due 06/01/2030	5,750	5,443

FAGE International SA
5.625% due 08/15/2026	3,705	3,300

Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	8,291
6.750% due 01/15/2030	10,000	7,619

First Student Bidco, Inc.
4.000% due 07/31/2029	22,250	18,073

Ford Motor Co.
3.250% due 02/12/2032	13,750	9,928
6.100% due 08/19/2032	17,500	15,458

Freeport-McMoRan, Inc.
5.400% due 11/14/2034	10,000	8,903
5.450% due 03/15/2043	4,000	3,344

Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	7,309
5.875% due 10/15/2027	10,000	8,985
6.750% due 05/01/2029	10,750	8,893
8.750% due 05/15/2030	8,000	8,018

Gap, Inc.
3.625% due 10/01/2029	10,000	6,516
3.875% due 10/01/2031	16,000	10,207

Garda World Security Corp.
4.625% due 02/15/2027	12,000	10,318
6.000% due 06/01/2029	5,000	3,676

Gartner, Inc.
3.625% due 06/15/2029	10,000	8,347
3.750% due 10/01/2030	5,000	4,104
4.500% due 07/01/2028	7,000	6,269

GCP Applied Technologies, Inc.
5.500% due 04/15/2026	7,500	7,607

GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	8,450
4.000% due 08/01/2028	10,000	8,355
4.250% due 06/01/2025	4,000	3,760
5.125% due 12/15/2026	2,500	2,331

Global Medical Response, Inc.
6.500% due 10/01/2025	20,000	16,814

goeasy Ltd.
4.375% due 05/01/2026	5,000	4,375
5.375% due 12/01/2024	8,500	7,986

GoTo Group, Inc.
5.500% due 09/01/2027	5,000	3,077

Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,261
3.500% due 03/01/2029	5,000	4,122
3.750% due 02/01/2030	10,000	8,264
4.125% due 08/15/2024	5,000	4,806
4.875% due 11/15/2022	5,000	5,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifols Escrow Issuer SA
4.750% due 10/15/2028		$7,600	$5,887

H-Food Holdings LLC
8.500% due 06/01/2026		14,000	8,914

Harsco Corp.
5.750% due 07/31/2027		5,000	3,133

Hawaiian Brand Intellectual Property Ltd.
5.750% due 01/20/2026		10,000	8,835

HCA, Inc.
8.360% due 04/15/2024		3,000	3,095

HealthEquity, Inc.
4.500% due 10/01/2029		5,000	4,230

Hertz Corp.
4.625% due 12/01/2026		5,000	4,067
5.000% due 12/01/2029		5,000	3,726

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		20,000	15,351
3.750% due 05/01/2029		9,750	8,072
4.000% due 05/01/2031		8,000	6,480
4.875% due 01/15/2030		10,000	8,721
5.375% due 05/01/2025		5,000	4,899
5.750% due 05/01/2028		5,250	4,920

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		15,000	11,472
5.000% due 06/01/2029		11,250	9,096

Hilton Worldwide Finance LLC
4.875% due 04/01/2027		5,000	4,598

Hologic, Inc.
3.250% due 02/15/2029		10,500	8,609

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		7,175	6,403

Howmet Aerospace, Inc.
5.125% due 10/01/2024		5,000	4,894
5.950% due 02/01/2037		7,500	6,794

iHeartCommunications, Inc.
4.750% due 01/15/2028		10,000	8,348
5.250% due 08/15/2027		15,000	12,844

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		10,000	8,522

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		5,000	4,275

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		5,500	4,742

Imola Merger Corp.
4.750% due 05/15/2029		20,500	17,343

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	2,628
3.375% due 01/15/2026		$7,500	6,255

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ingevity Corp.
3.875% due 11/01/2028	$9,000	$7,453

Innophos Holdings, Inc.
9.375% due 02/15/2028	10,000	9,638

Installed Building Products, Inc.
5.750% due 02/01/2028	10,000	9,011

International Game Technology PLC
5.250% due 01/15/2029	5,000	4,439
6.250% due 01/15/2027	3,000	2,910
6.500% due 02/15/2025	3,170	3,167

IQVIA, Inc.
5.000% due 10/15/2026	20,000	19,082
5.000% due 05/15/2027	5,000	4,673

IRB Holding Corp.
7.000% due 06/15/2025	20,000	19,898

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK)
8.750% due 02/15/2026 (b)	7,325	6,786

JELD-WEN, Inc.
4.625% due 12/15/2025	10,000	8,119
4.875% due 12/15/2027	14,000	10,029
6.250% due 05/15/2025	5,500	5,182

Kaiser Aluminum Corp.
4.500% due 06/01/2031	4,500	3,303
4.625% due 03/01/2028	11,250	9,199

KFC Holding Co.
4.750% due 06/01/2027	7,000	6,514

Kinetik Holdings LP
5.875% due 06/15/2030	12,000	11,013

Kronos Acquisition Holdings, Inc.
0.000% due 12/31/2026	10,000	8,788
0.000% due 12/31/2027	5,000	3,835

LABL, Inc.
0.000% due 07/15/2026	15,000	13,624
0.000% due 11/01/2028	4,000	3,247

Lamar Media Corp.
3.625% due 01/15/2031	5,000	3,940
3.750% due 02/15/2028	5,565	4,869
4.875% due 01/15/2029	5,000	4,467

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	5,000	4,240
4.375% due 01/31/2032	3,000	2,484
4.875% due 05/15/2028	8,000	7,277

LBM Acquisition LLC
6.250% due 01/15/2029	22,000	14,952

Legacy LifePoint Health LLC
4.375% due 02/15/2027	10,000	8,276
6.750% due 04/15/2025	2,000	1,895

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026	5,500	4,738

Level 3 Financing, Inc.
3.625% due 01/15/2029	5,000	3,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 07/15/2029		$15,000	$11,022
4.250% due 07/01/2028		7,000	5,476

Levi Strauss & Co.
3.500% due 03/01/2031		5,000	3,907

LifePoint Health, Inc.
5.375% due 01/15/2029		7,500	5,244

Lindblad Expeditions LLC
6.750% due 02/15/2027		10,000	8,818

Live Nation Entertainment, Inc.
4.750% due 10/15/2027		4,000	3,481
4.875% due 11/01/2024		7,000	6,779
6.500% due 05/15/2027		10,750	10,366

Madison IAQ LLC
4.125% due 06/30/2028		15,000	12,070
5.875% due 06/30/2029		15,000	10,474

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		8,000	6,333
4.750% due 01/15/2028		9,000	7,546
6.125% due 09/15/2025		1,226	1,200

Masonite International Corp.
5.375% due 02/01/2028		7,500	6,645

Mattel, Inc.
3.375% due 04/01/2026		8,000	7,150
3.750% due 04/01/2029		6,000	5,057
5.875% due 12/15/2027		5,000	4,799
6.200% due 10/01/2040		750	709

Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	10,000	9,190
5.500% due 04/15/2024		$17,500	16,652

Medline Borrower LP
3.875% due 04/01/2029		25,000	20,084
5.250% due 10/01/2029		22,000	16,652

MEG Energy Corp.
5.875% due 02/01/2029		7,500	6,743
7.125% due 02/01/2027		10,000	10,169

Merlin Entertainments Ltd.
5.750% due 06/15/2026		500	466

MGM Resorts International
4.625% due 09/01/2026		10,000	8,856
5.750% due 06/15/2025		5,727	5,479
6.000% due 03/15/2023		6,000	6,009

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		15,000	12,379

Moog, Inc.
4.250% due 12/15/2027		20,000	17,739

Motion Bondco DAC
6.625% due 11/15/2027		9,000	7,634

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		12,975	10,729
5.750% due 11/01/2028		22,000	16,566

MSCI, Inc.
3.250% due 08/15/2033		10,000	7,738

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 09/01/2030	$4,000	$3,296
3.875% due 02/15/2031	10,000	8,440
4.000% due 11/15/2029	10,000	8,658

Nabors Industries, Inc.
7.375% due 05/15/2027	6,750	6,244
9.000% due 02/01/2025	4,725	4,720

NCL Corp. Ltd.
3.625% due 12/15/2024	5,250	4,421
5.875% due 03/15/2026	7,000	5,336

NCR Corp.
5.000% due 10/01/2028	7,000	5,521
5.125% due 04/15/2029	5,000	3,760
5.250% due 10/01/2030	8,500	6,431
5.750% due 09/01/2027	6,000	5,451

NESCO Holdings, Inc.
5.500% due 04/15/2029	6,250	5,217

Nexstar Media, Inc.
4.750% due 11/01/2028	10,000	8,520
5.625% due 07/15/2027	10,000	9,214

NextEra Energy Operating Partners LP
4.250% due 07/15/2024	4,250	4,076
4.250% due 09/15/2024	91	87
4.500% due 09/15/2027	11,500	10,491

Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025	5,000	4,909

Nielsen Finance LLC
4.500% due 07/15/2029	5,000	4,991
4.750% due 07/15/2031	10,000	9,818
5.625% due 10/01/2028	5,000	4,973
5.875% due 10/01/2030	10,000	9,981

Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (b)	2,342	2,592

Northriver Midstream Finance LP
5.625% due 02/15/2026	15,300	14,284

Novelis Corp.
3.250% due 11/15/2026	15,000	12,540
3.875% due 08/15/2031	17,000	12,717
4.750% due 01/30/2030	25,000	20,563

NuStar Logistics LP
5.750% due 10/01/2025	7,000	6,497
6.375% due 10/01/2030	7,500	6,434

Occidental Petroleum Corp.
4.300% due 08/15/2039	10,000	8,168
4.400% due 04/15/2046	3,000	2,472
4.625% due 06/15/2045	7,000	5,812
5.500% due 12/01/2025 (i)	7,000	7,044
5.550% due 03/15/2026	6,000	6,015
5.875% due 09/01/2025	8,000	8,035
6.200% due 03/15/2040	10,000	9,691
6.375% due 09/01/2028	6,500	6,488
6.450% due 09/15/2036	15,000	15,037
6.600% due 03/15/2046	17,500	18,065
6.625% due 09/01/2030	15,000	15,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 05/01/2031		$5,000	$5,236
8.000% due 07/15/2025		4,500	4,776
8.875% due 07/15/2030		12,100	13,498

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,500	4,109
4.250% due 10/01/2028		$29,000	22,339
5.375% due 10/01/2029	EUR	8,650	6,231
6.250% due 10/01/2029		$16,250	11,163

ON Semiconductor Corp.
3.875% due 09/01/2028		11,000	9,431

Open Text Corp.
3.875% due 12/01/2029		7,250	5,595

Open Text Holdings, Inc.
4.125% due 12/01/2031		7,500	5,660

Option Care Health, Inc.
4.375% due 10/31/2029		12,500	10,586

Organon & Co.
4.125% due 04/30/2028		25,000	21,431
5.125% due 04/30/2031		25,000	20,521

Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	3,934
4.625% due 03/15/2030		5,500	4,293
5.000% due 08/15/2027		15,000	13,122
6.250% due 06/15/2025		7,500	7,336

Owens & Minor, Inc.
4.500% due 03/31/2029		750	590
6.625% due 04/01/2030		10,000	8,825

P&L Development LLC
7.750% due 11/15/2025		5,000	3,759

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028		12,000	9,946

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		26,750	22,481

Pactiv LLC
7.950% due 12/15/2025		10,972	10,209

Papa John’s International, Inc.
3.875% due 09/15/2029		5,000	4,002

Park River Holdings, Inc.
5.625% due 02/01/2029		12,500	8,136
6.750% due 08/01/2029		8,000	5,351

PDC Energy, Inc.
5.750% due 05/15/2026		10,000	9,265

Performance Food Group, Inc.
4.250% due 08/01/2029		8,000	6,677
5.500% due 10/15/2027		8,500	7,745
6.875% due 05/01/2025		3,500	3,483

Permian Resources Operating LLC
5.375% due 01/15/2026		9,500	8,703
6.875% due 04/01/2027		10,000	9,697

PetSmart, Inc.
4.750% due 02/15/2028		25,000	21,446
7.750% due 02/15/2029		23,500	21,045

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PGT Innovations, Inc.
4.375% due 10/01/2029		$13,500	$11,099

Picard Midco, Inc.
6.500% due 03/31/2029		15,000	12,693

Picasso Finance Sub, Inc.
6.125% due 06/15/2025		4,050	3,974

Post Holdings, Inc.
4.500% due 09/15/2031		2,000	1,614
4.625% due 04/15/2030		20,475	16,861
5.500% due 12/15/2029		12,000	10,392
5.625% due 01/15/2028		7,500	6,859
5.750% due 03/01/2027		6,871	6,566

PRA Health Sciences, Inc.
2.875% due 07/15/2026		7,000	6,173

Premier Entertainment Sub LLC
5.625% due 09/01/2029		15,500	10,751
5.875% due 09/01/2031		7,500	5,072

Presidio Holdings, Inc.
4.875% due 02/01/2027		12,000	10,626

Prime Security Services Borrower LLC
3.375% due 08/31/2027		14,000	11,792
5.250% due 04/15/2024		9,000	8,697
5.750% due 04/15/2026		8,000	7,539
6.250% due 01/15/2028		14,000	11,970

Radiate Holdco LLC
4.500% due 09/15/2026		15,000	12,323
6.500% due 09/15/2028		13,500	9,444

Range Resources Corp.
4.750% due 02/15/2030		5,000	4,347
4.875% due 05/15/2025		5,000	4,720
5.000% due 03/15/2023		2,242	2,238
8.250% due 01/15/2029		7,000	7,137

Rite Aid Corp.
7.500% due 07/01/2025		2,745	2,095

ROBLOX Corp.
3.875% due 05/01/2030		10,000	8,158

Rockcliff Energy LLC
5.500% due 10/15/2029		20,000	17,557

Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	2,885
4.800% due 05/15/2030		6,000	4,934
4.950% due 07/15/2029		11,750	10,102
6.875% due 04/15/2040		5,000	4,080

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,750	1,575
5.750% due 10/15/2027		$8,500	7,402
5.750% due 10/15/2027	GBP	1,750	1,685

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$10,000	7,028
9.125% due 06/15/2023		13,500	13,753
11.500% due 06/01/2025		4,563	4,855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RP Escrow Issuer LLC
5.250% due 12/15/2025	$6,850	$5,670

Sabre Global, Inc.
7.375% due 09/01/2025	7,250	6,503
9.250% due 04/15/2025	6,500	6,232

Scientific Games Holdings LP
6.625% due 03/01/2030	9,500	7,631

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	18,000	14,899
6.625% due 05/01/2029	8,000	6,161

Scotts Miracle-Gro Co.
4.000% due 04/01/2031	3,000	2,119
4.375% due 02/01/2032	5,000	3,564

Scripps Escrow, Inc.
3.875% due 01/15/2029	8,000	6,389
5.375% due 01/15/2031	2,750	2,087
5.875% due 07/15/2027	9,000	7,847

Seagate HDD Cayman
3.125% due 07/15/2029	8,000	5,880
3.375% due 07/15/2031	10,550	7,390

Sealed Air Corp.
5.000% due 04/15/2029	5,000	4,469
5.125% due 12/01/2024	5,000	4,835
6.875% due 07/15/2033	8,710	8,337

Select Medical Corp.
6.250% due 08/15/2026	10,000	9,421

Sensata Technologies BV
5.000% due 10/01/2025	7,000	6,688

Sensata Technologies, Inc.
3.750% due 02/15/2031	15,000	11,847
4.375% due 02/15/2030	5,000	4,188

Sigma Holdco BV
7.875% due 05/15/2026	20,000	12,939

Simmons Foods, Inc.
4.625% due 03/01/2029	15,000	12,296

Sinclair Television Group, Inc.
4.125% due 12/01/2030	10,000	7,541
5.125% due 02/15/2027	2,000	1,658
5.500% due 03/01/2030	5,000	3,604

Sirius XM Radio, Inc.
3.125% due 09/01/2026	5,000	4,398
3.875% due 09/01/2031	5,000	3,889
4.000% due 07/15/2028	17,750	15,135
4.125% due 07/01/2030	15,000	12,225
5.000% due 08/01/2027	5,000	4,599

SM Energy Co.
6.500% due 07/15/2028	10,000	9,527

Southwestern Energy Co.
4.750% due 02/01/2032	10,000	8,403
5.375% due 02/01/2029	15,000	13,634
5.375% due 03/15/2030	13,500	12,193
7.750% due 10/01/2027	4,000	4,074

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spectrum Brands, Inc.
3.875% due 03/15/2031		$10,000	$6,837
5.000% due 10/01/2029		10,000	7,978
5.750% due 07/15/2025		660	625

Speedway Motorsports LLC
4.875% due 11/01/2027		12,500	10,887

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		250	181
5.500% due 01/15/2025		4,750	4,496
7.500% due 04/15/2025		8,000	7,549

SRS Distribution, Inc.
4.625% due 07/01/2028		15,000	12,903
6.000% due 12/01/2029		16,250	12,986
6.125% due 07/01/2029		10,000	8,051

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	3,096
3.375% due 01/15/2031		$27,000	19,046
4.375% due 07/15/2030		17,750	13,622
4.750% due 01/15/2028		12,500	10,591
5.000% due 02/15/2027		12,500	11,091

Staples, Inc.
7.500% due 04/15/2026		18,000	15,139

Station Casinos LLC
4.500% due 02/15/2028		8,000	6,578
4.625% due 12/01/2031		7,000	5,297

Stericycle, Inc.
3.875% due 01/15/2029		3,000	2,488

Stevens Holding Co., Inc.
6.125% due 10/01/2026		15,000	14,681

Strathcona Resources Ltd.
6.875% due 08/01/2026		12,000	10,197

Suburban Propane Partners LP
5.000% due 06/01/2031		12,225	10,049

Summer BC Bidco B LLC
5.500% due 10/31/2026		10,750	8,847

Syneos Health, Inc.
3.625% due 01/15/2029		10,000	7,974

T-Mobile USA, Inc.
4.750% due 02/01/2028		8,250	7,803

Team Health Holdings, Inc.
6.375% due 02/01/2025		20,000	14,858

TEGNA, Inc.
4.625% due 03/15/2028		10,000	9,254
4.750% due 03/15/2026		2,500	2,416
5.000% due 09/15/2029		15,000	13,842

Teleflex, Inc.
4.250% due 06/01/2028		15,000	13,078

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		7,000	6,133

Tempo Acquisition LLC
5.750% due 06/01/2025		12,500	12,196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tenet Healthcare Corp.
4.375% due 01/15/2030		$11,000	$9,205
4.625% due 09/01/2024		7,000	6,782
4.625% due 06/15/2028		10,000	8,751
4.875% due 01/01/2026		5,500	5,118
5.125% due 11/01/2027		7,000	6,296
6.125% due 10/01/2028		30,000	26,331
6.125% due 06/15/2030		26,000	23,884
6.250% due 02/01/2027		8,250	7,718
6.875% due 11/15/2031		1,000	890

Thor Industries, Inc.
4.000% due 10/15/2029		7,625	5,740

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	4,500	3,714

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027		$12,550	10,700

TopBuild Corp.
3.625% due 03/15/2029		500	396
4.125% due 02/15/2032		14,500	11,071

TransDigm, Inc.
4.625% due 01/15/2029		23,250	18,775
5.500% due 11/15/2027		26,000	22,671
6.250% due 03/15/2026		17,500	17,005
6.375% due 06/15/2026		11,000	10,406
8.000% due 12/15/2025		6,000	6,094

Transocean Pontus Ltd.
6.125% due 08/01/2025		4,620	4,329

Travel & Leisure Co.
4.500% due 12/01/2029		15,000	11,654
4.625% due 03/01/2030		13,500	10,693
6.625% due 07/31/2026		10,000	9,381

TripAdvisor, Inc.
7.000% due 07/15/2025		7,000	6,816

Triumph Group, Inc.
6.250% due 09/15/2024		7,000	6,389
7.750% due 08/15/2025		6,000	4,592
8.875% due 06/01/2024		8,891	8,793

Twilio, Inc.
3.625% due 03/15/2029		7,800	6,310
3.875% due 03/15/2031		7,000	5,510

Twitter, Inc.
3.875% due 12/15/2027		3,000	2,820

U.S. Foods, Inc.
4.625% due 06/01/2030		8,000	6,638
4.750% due 02/15/2029		20,000	17,162
6.250% due 04/15/2025		11,000	10,823

Uber Technologies, Inc.
4.500% due 08/15/2029		22,000	18,535

United Airlines, Inc.
4.375% due 04/15/2026		10,500	9,390
4.625% due 04/15/2029		27,500	22,824

United Rentals North America, Inc.
4.000% due 07/15/2030		10,000	8,275

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Univar Solutions USA, Inc.
5.125% due 12/01/2027		$16,250	$14,496

Univision Communications, Inc.
4.500% due 05/01/2029		20,000	16,355
5.125% due 02/15/2025		15,000	14,263
6.625% due 06/01/2027		12,500	11,824
7.375% due 06/30/2030		7,500	7,174

UPC Holding BV
5.500% due 01/15/2028		20,000	16,824

USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,608
6.875% due 09/01/2027		3,500	3,187

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		5,000	4,299
3.875% due 11/01/2033		4,600	3,585
4.125% due 08/15/2031		11,500	9,564

Veritas U.S., Inc.
7.500% due 09/01/2025		7,000	5,371

Vertiv Group Corp.
4.125% due 11/15/2028		21,600	17,421

Viasat, Inc.
5.625% due 09/15/2025		10,000	7,778
5.625% due 04/15/2027		1,500	1,251
6.500% due 07/15/2028		8,000	5,338

Viavi Solutions, Inc.
3.750% due 10/01/2029		6,000	4,809

Victoria’s Secret & Co.
4.625% due 07/15/2029		7,250	5,489

Viking Cruises Ltd.
7.000% due 02/15/2029		7,000	5,238
13.000% due 05/15/2025		5,000	5,187

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		7,000	5,456

Virgin Media Finance PLC
5.000% due 07/15/2030		10,000	7,369

Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	10,169
5.500% due 05/15/2029		12,000	10,303

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,302
4.250% due 01/31/2031		$16,000	12,160
4.750% due 07/15/2031		15,000	11,609

WESCO Distribution, Inc.
7.125% due 06/15/2025		17,500	17,538
7.250% due 06/15/2028		18,000	17,669

Western Midstream Operating LP
4.300% due 02/01/2030		10,000	8,575
5.450% due 04/01/2044		12,500	10,272
5.500% due 02/01/2050		21,000	16,986

White Cap Buyer LLC
6.875% due 10/15/2028		29,000	23,721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (b)	$8,500	$7,218

Williams Scotsman International, Inc.
4.625% due 08/15/2028	8,875	7,782

WMG Acquisition Corp.
3.000% due 02/15/2031	18,000	13,690
3.750% due 12/01/2029	10,000	8,322
3.875% due 07/15/2030	15,000	12,320

WR Grace Holdings LLC
4.875% due 06/15/2027	10,000	8,609
5.625% due 10/01/2024	5,795	5,647
5.625% due 08/15/2029	15,000	11,287

WW International, Inc.
4.500% due 04/15/2029	7,000	3,672

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	10,000	8,805

Wynn Las Vegas LLC
5.250% due 05/15/2027	15,000	13,236
5.500% due 03/01/2025	14,000	13,128

Wynn Macau Ltd.
5.125% due 12/15/2029	5,000	3,260
5.500% due 01/15/2026	400	304
5.625% due 08/26/2028	2,000	1,336

Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	6,484

XPO Logistics, Inc.
6.250% due 05/01/2025	7,970	8,004

Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	10,019
4.625% due 01/31/2032	12,500	10,504
4.750% due 01/15/2030	7,000	6,133
6.875% due 11/15/2037	5,250	5,248

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	16,097
6.125% due 03/01/2028	12,500	8,788

Ziff Davis, Inc.
4.625% due 10/15/2030	7,561	6,216

Ziggo Bond Co. BV
5.125% due 02/28/2030	8,950	6,416
6.000% due 01/15/2027	10,000	8,361

Ziggo BV
4.875% due 01/15/2030	15,000	11,875

ZoomInfo Technologies LLC
3.875% due 02/01/2029	10,500	8,590

		5,492,559

UTILITIES 5.4%

Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	8,849
5.750% due 03/01/2027	5,000	4,635

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Racer Midstream LLC
6.625% due 07/15/2026	$8,000	$7,487
7.625% due 12/15/2025	5,500	5,288

Calpine Corp.
3.750% due 03/01/2031	13,000	10,193
4.500% due 02/15/2028	7,750	6,845
5.000% due 02/01/2031	12,000	9,552
5.125% due 03/15/2028	10,000	8,609
5.250% due 06/01/2026	7,011	6,618

Clearway Energy Operating LLC
3.750% due 01/15/2032	7,000	5,439
4.750% due 03/15/2028	14,500	12,933

Comstock Resources, Inc.
6.750% due 03/01/2029	10,000	9,247

Crestwood Midstream Partners LP
5.625% due 05/01/2027	11,000	9,979
6.000% due 02/01/2029	9,000	8,067

CrownRock LP
5.000% due 05/01/2029	1,250	1,106
5.625% due 10/15/2025	20,000	19,179

Embarq Corp.
7.995% due 06/01/2036	5,000	2,511

Endeavor Energy Resources LP
5.750% due 01/30/2028	26,150	24,930

FirstEnergy Corp.
2.250% due 09/01/2030	10,000	7,724
3.400% due 03/01/2050	1,275	837

Genesis Energy LP
6.250% due 05/15/2026	5,000	4,350
6.500% due 10/01/2025	3,000	2,716
7.750% due 02/01/2028	3,000	2,613
8.000% due 01/15/2027	10,500	9,226

Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	5,325
4.500% due 01/15/2029	4,750	3,344

NRG Energy, Inc.
3.375% due 02/15/2029	8,750	7,097
3.625% due 02/15/2031	11,000	8,604
3.875% due 02/15/2032	12,750	9,973
5.250% due 06/15/2029	5,500	4,824
6.625% due 01/15/2027	4,460	4,378

NSG Holdings LLC
7.750% due 12/15/2025	9,099	8,816

Pacific Gas & Electric Co.
2.500% due 02/01/2031	3,000	2,187

PG&E Corp.
5.000% due 07/01/2028	5,000	4,312
5.250% due 07/01/2030	7,000	5,973

Sprint Capital Corp.
6.875% due 11/15/2028	14,000	14,410
8.750% due 03/15/2032	25,000	29,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Corp.
7.125% due 06/15/2024	$10,000	$10,166
7.625% due 02/15/2025	25,000	25,670
7.875% due 09/15/2023	12,000	12,142

Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	8,558
6.000% due 12/31/2030	5,875	5,009
7.500% due 10/01/2025	2,000	1,968

Targa Resources Partners LP
6.500% due 07/15/2027	7,000	6,934
6.875% due 01/15/2029	10,000	9,846

Telecom Italia Capital SA
6.375% due 11/15/2033	10,000	7,797
7.200% due 07/18/2036	5,000	3,930

TerraForm Power Operating LLC
4.750% due 01/15/2030	7,500	6,382
5.000% due 01/31/2028	15,000	13,236

Transocean Poseidon Ltd.
6.875% due 02/01/2027	4,375	4,012

Transocean Proteus Ltd.
6.250% due 12/01/2024	3,825	3,603

		416,457

Total Corporate Bonds & Notes (Cost $7,734,528)		6,535,828

U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Notes
2.750% due 04/30/2027	100,700	95,055
3.250% due 06/30/2027	190,000	183,150

Total U.S. Treasury Obligations (Cost $291,769)		278,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Countrywide Alternative Loan Trust
2.911% due 10/25/2035 ^~	7	6

Countrywide Home Loan Mortgage Pass-Through Trust
3.187% due 02/20/2036 ^~	28	23

First Horizon Alternative Mortgage Securities Trust
3.123% due 10/25/2034 ~	6	6

GreenPoint Mortgage Funding Trust
3.484% due 10/25/2046 ^~	247	227
3.484% due 12/25/2046 ^~	243	223

GSR Mortgage Loan Trust
4.110% due 04/25/2035 ~	5	5

HarborView Mortgage Loan Trust
3.322% due 08/19/2036 ^~	11	10

Lehman XS Trust
3.564% due 09/25/2046 ^~	11	13

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •	$10	$10
3.504% due 05/25/2036 •	386	300

TBW Mortgage-Backed Trust
6.515% due 07/25/2037 þ	150	61

WaMu Mortgage Pass-Through Certificates Trust
3.904% due 12/25/2045 ~	98	88

Total Non-Agency Mortgage-Backed Securities (Cost $880)		972

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
3.804% due 04/25/2037 •	242	83

NovaStar Mortgage Funding Trust
3.184% due 03/25/2037 •	57	22

Total Asset-Backed Securities (Cost $239)		105

	SHARES
COMMON STOCKS 0.2%

ENERGY 0.2%

Noble Corp. PLC (d)	543,545	16,078

Total Common Stocks (Cost $5,150)		16,078

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

REPURCHASE AGREEMENTS (j) 0.3%
		21,080

SHORT-TERM NOTES 1.6%

Federal Home Loan Bank
0.000% due 10/03/2022 (f)	$120,500	120,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 5.2%
2.641% due 10/04/2022 - 12/08/2022 (e)(f)(l)(n)	$403,900	$402,873

Total Short-Term Instruments (Cost $544,467)		544,453

Total Investments in Securities (Cost $8,830,469)		7,603,664

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	316,796	3,076

Total Short-Term Instruments (Cost $3,072)		3,076

Total Investments in Affiliates (Cost $3,072)		3,076

Total Investments 98.4% (Cost $8,833,541)		$7,606,740

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $(115))		(2,756)

Other Assets and Liabilities, net 1.6%		127,052

Net Assets 100.0%		$7,731,036

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Occidental Petroleum Corp.	5.500%	12/01/2025	12/08/2020	$7,000	$7,044	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$21,080	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(21,502)	$21,080	$21,081

Total Repurchase Agreements						$(21,502)	$21,080	$21,081

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$21,081	$0	$0	$21,081	$(21,502)	$(421)

Total Borrowings and Other Financing Transactions	$21,081	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(29,439) at a weighted average interest rate of (0.447%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$495,000	$459	$(10,770)	$(10,311)	$0	$(163)

Total Swap Agreements					$459	$(10,770)	$(10,311)	$0	$(163)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(163)	$(163)

(l)

Securities with an aggregate market value of $545 and cash of $46,367 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2022	$		1,159		EUR	1,142	$0	$(40)
	11/2022		CAD	4,511	$		3,494	228	0
CBK	11/2022	$		1,027		GBP	929	11	0
MBC	10/2022			1,443		EUR	1,445	0	(27)

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
Counterparty								Asset	Liability
MYI	10/2022	$		72,669		EUR	75,320	$1,149	$0
	10/2022			19,124		GBP	17,667	601	0
	11/2022		EUR	75,320	$		72,817	0	(1,147)
	11/2022		GBP	17,667			19,136	0	(603)
SCX	11/2022		CAD	2,307			1,796	125	0
SOG	10/2022		EUR	77,907			78,400	2,048	0
	11/2022	$		818		CHF	774	0	(30)
UAG	10/2022		GBP	17,667	$		20,556	830	0

Total Forward Foreign Currency Contracts								$4,992	$(1,847)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$26,100	$(33)	$(461)	$0	$(494)
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	6,800	(33)	(199)	0	(232)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	111,400	(490)	(4,400)	0	(4,890)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	3,700	(18)	(104)	0	(122)

Total Swap Agreements								$(574)	$(5,164)	$0	$(5,738)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2022:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$0	$(494)	$(494)	$(494)	$372	$(122)
BPS	228	0	0	228	(40)	0	0	(40)	188	0	188
BRC	0	0	0	0	0	0	(232)	(232)	(232)	272	40
CBK	11	0	0	11	0	0	0	0	11	0	11
JPM	0	0	0	0	0	0	(4,890)	(4,890)	(4,890)	5,527	637
MBC	0	0	0	0	(27)	0	0	(27)	(27)	0	(27)
MYC	0	0	0	0	0	0	(122)	(122)	(122)	133	11
MYI	1,750	0	0	1,750	(1,750)	0	0	(1,750)	0	0	0
SCX	125	0	0	125	0	0	0	0	125	0	125
SOG	2,048	0	0	2,048	(30)	0	0	(30)	2,018	(2,090)	(72)
UAG	830	0	0	830	0	0	0	0	830	(990)	(160)

Total Over the Counter	$4,992	$0	$0	$4,992	$(1,847)	$0	$(5,738)	$(7,585)

(n)

Securities with an aggregate market value of $6,304 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Schedule of Investments PIMCO High Yield Fund (Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,992	$0	$4,992

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$163	$0	$0	$0	$163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,847	$0	$1,847
Swap Agreements	0	0	0	0	5,738	5,738

	$0	$0	$0	$1,847	$5,738	$7,585

	$0	$163	$0	$1,847	$5,738	$7,748

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(39,168)	$0	$0	$203	$(38,965)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,044	$0	$10,044
Swap Agreements	0	0	0	0	(22,648)	(22,648)

	$0	$0	$0	$10,044	$(22,648)	$(12,604)

	$0	$(39,168)	$0	$10,044	$(22,445)	$(51,569)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$5,448	$0	$0	$0	$5,448

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,905	$0	$1,905
Swap Agreements	0	0	0	0	(5,455)	(5,455)

	$0	$0	$0	$1,905	$(5,455)	$(3,550)

	$0	$5,448	$0	$1,905	$(5,455)	$1,898

38	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$228,023	$0	$228,023
Corporate Bonds & Notes
Banking & Finance	0	626,812	0	626,812
Industrials	0	5,492,474	85	5,492,559
Utilities	0	416,457	0	416,457
U.S. Treasury Obligations	0	278,205	0	278,205
Non-Agency Mortgage-Backed Securities	0	972	0	972
Asset-Backed Securities	0	105	0	105
Common Stocks
Energy	16,078	0	0	16,078
Short-Term Instruments
Repurchase Agreements	0	21,080	0	21,080
Short-Term Notes	0	120,500	0	120,500
U.S. Treasury Bills	0	402,873	0	402,873

	$16,078	$7,587,501	$85	$7,603,664

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,076	$0	$0	$3,076

Total Investments	$19,154	$7,587,501	$85	$7,606,740

Financial Derivative Instruments - Assets
Over the counter	$0	$4,992	$0	$4,992

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(163)	0	(163)
Over the counter	0	(7,585)	0	(7,585)

	$0	$(7,748)	$0	$(7,748)

Total Financial Derivative Instruments	$0	$(2,756)	$0	$(2,756)

Totals	$19,154	$7,584,745	$85	$7,603,984

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

40	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Notes to Financial Statements (Cont.)

determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

42	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Notes to Financial Statements (Cont.)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair

44	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Notes to Financial Statements (Cont.)

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

46	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$518,392	$614,940	$(1,130,300)	$(5,473)	$5,517	$3,076	$1,940	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans

48	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and

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Notes to Financial Statements (Cont.)

the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2022, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the

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agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Line of Credit  The Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of a LIBOR-based variable rate plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of September 30, 2022, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the Fund are disclosed as part of the interest expense on the Statement of Operations.

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Notes to Financial Statements (Cont.)

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees

$252,000,000	08/29/2023	$435,300

*	Maximum available commitment prior to renewal on August 31, 2022, for the Fund was $335,000,000.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the

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loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements (Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Notes to Financial Statements (Cont.)

with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with,

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Notes to Financial Statements (Cont.)

and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Notes to Financial Statements (Cont.)

regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of

60	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation

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Notes to Financial Statements (Cont.)

margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.30%	0.40%	0.50%(1)	0.30%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

62	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;

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Notes to Financial Statements (Cont.)

(iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $4,709.

64	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$266,016	$62,344

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$386,415	$92,892	$636,914	$1,287,528

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	65

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	329,882	$2,625,415	359,549	$3,225,024

I-2	14,101	113,145	30,628	273,803

I-3	1,994	15,947	2,187	19,577

Administrative Class	8,032	64,443	24,553	220,232

Class A	3,210	25,752	11,926	107,099

Class C	155	1,233	402	3,602

Class R	571	4,600	1,258	11,275

Issued as reinvestment of distributions

Institutional Class	20,837	163,641	39,221	350,829

I-2	1,209	9,494	2,341	20,935

I-3	59	462	212	1,911

Administrative Class	1,080	8,473	2,056	18,405

Class A	1,565	12,284	2,857	25,546

Class C	51	402	111	995

Class R	99	776	164	1,468

Cost of shares redeemed

Institutional Class	(427,596)	(3,382,395)	(507,815)	(4,534,736)

I-2	(24,650)	(195,119)	(28,037)	(249,819)

I-3	(2,701)	(21,347)	(5,750)	(51,265)

Administrative Class	(7,225)	(57,125)	(28,808)	(256,909)

Class A	(9,556)	(75,888)	(15,324)	(136,557)

Class C	(718)	(5,709)	(1,475)	(13,156)

Class R	(455)	(3,621)	(1,290)	(11,494)

Net increase (decrease) resulting from Fund share transactions	(90,056)	$(695,137)	(111,034)	$(973,235)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO

66	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2022

and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$8,836,407	$32,187	$(1,274,758)	$(1,242,571)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	67

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	UAG	UBS AG Stamford
JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR
LIBOR01M	1 Month USD-LIBOR	LIBOR06M	6 Month USD-LIBOR

Other Abbreviations:
DAC	Designated Activity Company	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

68	PIMCO HIGH YIELD FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth

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and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the

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circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including

74	PIMCO HIGH YIELD FUND

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the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO

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and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4020SAR_093022

PIMCO FUNDS

Semiannual Report

September 30, 2022

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In these challenging and uncertain times, we continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2022. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants, elevated inflation, central bank monetary policy tightening, and the repercussions from the war in Ukraine. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first and second quarter 2022 annualized GDP was -1.6% and -0.6%, respectively, Finally, the Commerce Department’s initial estimate for third quarter 2022 GDP — released after the reporting period ended — was an annualized 2.6% growth rate.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to combat elevated inflation. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June, July and September meetings, pushing the federal funds rate to a range between 3.00% and 3.25%.

Economies outside the U.S. also grappled with high inflation, economic headwinds and issues related to the Ukrainian war. In its July 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) downgraded its expectation for 2022 U.S. GDP growth to 2.3%, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.6% in the eurozone (from 5.4% in 2021), 3.2% in the U.K. (from 7.4% in 2021), and 1.7% in Japan (the same as in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, prior to the beginning of the reporting period, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May, June and September 2022. The European Central Bank (the “ECB”) raised rates at its meetings in July and September. In contrast, the Bank of Japan (the “BoJ”) maintained its loose monetary policy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 3.83% on September 30, 2022, versus 2.32% on March 31, 2022. The Bloomberg Global

2	PIMCO INCOME FUND

Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -6.74%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -10.32%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -10.40%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -14.30%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.95%.

Amid periods of volatility, global equities posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. U.S. equities, as represented by the S&P 500 Index, returned -20.20%. Global equities, as represented by the MSCI World Index, returned -21.37%, while emerging market equities, as measured by the MSCI Emerging Markets Index, returned -21.70%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -5.91% and European equities, as represented by the MSCI Europe Index (in EUR), returned -12.37%.

Commodity prices were volatile and generated negative returns. Brent crude oil, which was approximately $109 a barrel at the start of the reporting period, fell to roughly $86 a barrel at the end of September 2022. We believe the oil-price decline was driven by concerns over moderating global growth. Prices of other commodities, such as copper and gold, also declined during the period.

Finally, there were also periods of volatility in the foreign exchange markets. We believe this was due to several factors, including economic growth expectations and changing central bank monetary policies, as well as rising inflation, COVID-19 variants and geopolitical events. The U.S. dollar strengthened against several major currencies. For example, during the reporting period, the U.S. dollar returned 11.43%, 14.98% and 15.92% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	3

Chairman’s Letter (Cont.)

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

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Important Information About the PIMCO Income Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The Fund may have significant exposure to issuers in the United Kingdom. The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and

6	PIMCO INCOME FUND

represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	7

Important Information About the PIMCO Income Fund (Cont.)

behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

8	PIMCO INCOME FUND

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	9

PIMCO Income Fund

Cumulative Returns Through September 30, 2022

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2022

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	(6.94)%	(10.70)%	1.23%	4.05%	6.50%
PIMCO Income Fund I-2	(6.99)%	(10.79)%	1.13%	3.95%	6.40%
PIMCO Income Fund I-3	(7.10)%	(10.92)%	1.06%	3.84%	6.29%
PIMCO Income Fund Administrative Class	(7.06)%	(10.92)%	0.98%	3.80%	6.25%
PIMCO Income Fund Class A	(7.13)%	(11.06)%	0.83%	3.64%	6.07%
PIMCO Income Fund Class A (adjusted)	(10.60)%	(14.40)%	0.07%	3.24%	5.81%
PIMCO Income Fund Class C	(7.48)%	(11.73)%	0.07%	2.90%	5.31%
PIMCO Income Fund Class C (adjusted)	(8.39)%	(12.58)%	0.07%	2.90%	5.31%
PIMCO Income Fund Class R	(7.25)%	(11.28)%	0.58%	3.39%	5.82%
Bloomberg U.S. Aggregate Index	(9.22)%	(14.60)%	(0.27)%	0.89%	2.80%
Lipper Multi-Sector Income Funds Average	(8.64)%	(12.64)%	0.43%	2.16%	3.78%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.76% for Administrative Class shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares. Details regarding any changes in the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO INCOME FUND

Institutional Class - PIMIX	I-2 - PONPX	I-3 - PIPNX	Administrative Class - PIINX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown as of September 30, 2022†§

Non-Agency Mortgage-Backed Securities	26.9%
U.S. Government Agencies	24.1%
Corporate Bonds & Notes	14.8%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	9.7%
Short-Term Instruments‡	4.8%
Loan Participations and Assignments	3.5%
Sovereign Issues	3.4%
Preferred Securities	1.4%
Other	1.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to U.K. duration contributed to performance, as interest rates rose across all portions of the yield curve.

»	Exposure to the Russian ruble contributed to performance, as the currency appreciated relative to the U.S. dollar.

»	Short exposure to Japanese duration contributed to performance, as the Japanese yield curve steepened, with interest rates rising in the intermediate and long end of the yield curve.

»	Exposure to U.S. duration detracted from performance, as interest rates rose across all portions of the yield curve.

»	Select holdings of high yield corporate credit detracted from performance, as the sector posted negative total returns.

»	Select holdings of non-agency mortgage backed securities detracted from performance, as the majority of non-agency spread sectors widened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	11

Expense Example PIMCO Income Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2022 to September 30, 2022 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$930.60	$2.64	$1,000.00	$1,022.61	$2.77	0.54%
I-2	1,000.00	930.10	3.13	1,000.00	1,022.10	3.28	0.64
I-3	1,000.00	929.00	3.37	1,000.00	1,021.85	3.54	0.69
Administrative Class	1,000.00	929.40	3.86	1,000.00	1,021.34	4.05	0.79
Class A	1,000.00	928.70	4.59	1,000.00	1,020.58	4.81	0.94
Class C	1,000.00	925.20	8.25	1,000.00	1,016.78	8.64	1.69
Class R	1,000.00	927.50	5.81	1,000.00	1,019.31	6.09	1.19

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO INCOME FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	13

Financial Highlights PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2022 - 09/30/2022+	$11.32	$0.22	$(1.00)	$(0.78)	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)

03/31/2021	10.97	0.46	1.09	1.55	(0.26)	0.00	(0.28)	(0.54)

03/31/2020	12.00	0.54	(0.87)	(0.33)	(0.70)	0.00	0.00	(0.70)

03/31/2019	12.21	0.56	(0.10)	0.46	(0.67)	0.00	0.00	(0.67)

03/31/2018	12.24	0.56	0.08	0.64	(0.67)	0.00	0.00	(0.67)

I-2

04/01/2022 - 09/30/2022+	11.32	0.22	(1.00)	(0.78)	(0.27)	0.00	0.00	(0.27)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)

03/31/2021	10.97	0.45	1.09	1.54	(0.25)	0.00	(0.28)	(0.53)

03/31/2020	12.00	0.53	(0.87)	(0.34)	(0.69)	0.00	0.00	(0.69)

03/31/2019	12.21	0.55	(0.11)	0.44	(0.65)	0.00	0.00	(0.65)

03/31/2018	12.24	0.54	0.08	0.62	(0.65)	0.00	0.00	(0.65)

I-3

04/01/2022 - 09/30/2022+	11.32	0.21	(1.00)	(0.79)	(0.26)	0.00	0.00	(0.26)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)

03/31/2021	10.97	0.44	1.09	1.53	(0.24)	0.00	(0.28)	(0.52)

03/31/2020	12.00	0.52	(0.87)	(0.35)	(0.68)	0.00	0.00	(0.68)

04/27/2018 - 03/31/2019	12.10	0.52	(0.03)	0.49	(0.59)	0.00	0.00	(0.59)

Administrative Class

04/01/2022 - 09/30/2022+	11.32	0.21	(1.00)	(0.79)	(0.26)	0.00	0.00	(0.26)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)

03/31/2021	10.97	0.43	1.09	1.52	(0.23)	0.00	(0.28)	(0.51)

03/31/2020	12.00	0.51	(0.87)	(0.36)	(0.67)	0.00	0.00	(0.67)

03/31/2019	12.21	0.53	(0.10)	0.43	(0.64)	0.00	0.00	(0.64)

03/31/2018	12.24	0.52	0.09	0.61	(0.64)	0.00	0.00	(0.64)

Class A

04/01/2022 - 09/30/2022+	11.32	0.20	(1.00)	(0.80)	(0.25)	0.00	0.00	(0.25)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)

03/31/2021	10.97	0.41	1.10	1.51	(0.22)	0.00	(0.28)	(0.50)

03/31/2020	12.00	0.49	(0.87)	(0.38)	(0.65)	0.00	0.00	(0.65)

03/31/2019	12.21	0.51	(0.10)	0.41	(0.62)	0.00	0.00	(0.62)

03/31/2018	12.24	0.51	0.08	0.59	(0.62)	0.00	0.00	(0.62)

14	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.27	(6.94)%	$65,858,628	0.54	%*	0.54	%*	0.50	%*	0.50	%*	4.06	%*	188%

11.32	(1.62)	76,380,731	0.51		0.51		0.50		0.50		3.61		319

11.98	14.37	74,544,238	0.62		0.62		0.50		0.50		3.91		396

10.97	(3.09)	59,316,252	1.09		1.09		0.50		0.50		4.51		421

12.00	3.91	61,701,317	1.05		1.05		0.50		0.50		4.71		472

12.21	5.27	52,201,634	0.72	(e)	0.72	(e)	0.48	(e)	0.48	(e)	4.51		266

10.27	(6.99)	28,505,440	0.64	*	0.64	*	0.60	*	0.60	*	3.96	*	188

11.32	(1.72)	33,996,793	0.61		0.61		0.60		0.60		3.51		319

11.98	14.26	34,285,486	0.72		0.72		0.60		0.60		3.81		396

10.97	(3.19)	29,064,542	1.19		1.19		0.60		0.60		4.40		421

12.00	3.80	26,387,730	1.15		1.15		0.60		0.60		4.60		472

12.21	5.17	25,015,439	0.82	(f)	0.82	(f)	0.58	(f)	0.58	(f)	4.41		266

10.27	(7.01)	1,438,404	0.69	*	0.74	*	0.65	*	0.70	*	3.93	*	188

11.32	(1.77)	878,330	0.66		0.71		0.65		0.70		3.46		319

11.98	14.21	1,020,788	0.77		0.82		0.65		0.70		3.76		396

10.97	(3.24)	678,734	1.24		1.29		0.65		0.70		4.33		421

12.00	4.24	408,716	1.20	*	1.25	*	0.65	*	0.70	*	4.75	*	472

10.27	(7.06)	298,616	0.79	*	0.79	*	0.75	*	0.75	*	3.81	*	188

11.32	(1.87)	377,580	0.76		0.76		0.75		0.75		3.37		319

11.98	14.09	454,978	0.87		0.87		0.75		0.75		3.66		396

10.97	(3.33)	403,685	1.34		1.34		0.75		0.75		4.25		421

12.00	3.65	417,229	1.30		1.30		0.75		0.75		4.46		472

12.21	5.01	401,440	0.97	(e)	0.97	(e)	0.73	(e)	0.73	(e)	4.26		266

10.27	(7.13)	12,699,327	0.94	*	0.94	*	0.90	*	0.90	*	3.66	*	188

11.32	(2.02)	15,042,742	0.91		0.91		0.90		0.90		3.21		319

11.98	13.92	17,240,908	1.02		1.02		0.90		0.90		3.52		396

10.97	(3.48)	15,928,413	1.49		1.49		0.90		0.90		4.12		421

12.00	3.49	21,103,370	1.45		1.45		0.90		0.90		4.29		472

12.21	4.85	25,214,615	1.12	(g)	1.12	(g)	0.88	(g)	0.88	(g)	4.16		266

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	15

Financial Highlights PIMCO Income Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2022 - 09/30/2022+	$11.32	$0.16	$(1.00)	$(0.84)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)

03/31/2021	10.97	0.32	1.10	1.42	(0.13)	0.00	(0.28)	(0.41)

03/31/2020	12.00	0.40	(0.87)	(0.47)	(0.56)	0.00	0.00	(0.56)

03/31/2019	12.21	0.42	(0.10)	0.32	(0.53)	0.00	0.00	(0.53)

03/31/2018	12.24	0.41	0.08	0.49	(0.52)	0.00	0.00	(0.52)

Class R

04/01/2022 - 09/30/2022+	11.32	0.19	(1.00)	(0.81)	(0.24)	0.00	0.00	(0.24)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.97	0.38	1.10	1.48	(0.19)	0.00	(0.28)	(0.47)

03/31/2020	12.00	0.46	(0.87)	(0.41)	(0.62)	0.00	0.00	(0.62)

03/31/2019	12.21	0.48	(0.10)	0.38	(0.59)	0.00	0.00	(0.59)

03/31/2018	12.24	0.48	0.08	0.56	(0.59)	0.00	0.00	(0.59)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.25%.
(f)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.35%.
(g)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.40%.

16	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.27	(7.48)%	$4,465,767	1.69	%*	1.69	%*	1.65	%*	1.65	%*	2.91	%*	188%

11.32	(2.75)	5,616,649	1.66		1.66		1.65		1.65		2.46		319

11.98	13.08	7,005,169	1.77		1.77		1.65		1.65		2.77		396

10.97	(4.20)	7,924,011	2.24		2.24		1.65		1.65		3.36		421

12.00	2.72	8,344,530	2.20		2.20		1.65		1.65		3.55		472

12.21	4.07	9,122,805	1.87	(g)	1.87	(g)	1.63	(g)	1.63	(g)	3.35		266

10.27	(7.25)	434,973	1.19	*	1.19	*	1.15	*	1.15	*	3.41	*	188

11.32	(2.26)	511,456	1.16		1.16		1.15		1.15		2.96		319

11.98	13.64	542,629	1.27		1.27		1.15		1.15		3.26		396

10.97	(3.72)	512,039	1.74		1.74		1.15		1.15		3.85		421

12.00	3.23	489,890	1.70		1.70		1.15		1.15		4.06		472

12.21	4.59	449,900	1.37	(g)	1.37	(g)	1.13	(g)	1.13	(g)	3.86		266

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	17

Consolidated Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$134,319,665
Investments in Affiliates	6,617,414

Financial Derivative Instruments
Exchange-traded or centrally cleared	449,802
Over the counter	1,302,217
Deposits with counterparty	243,573
Foreign currency, at value	382,726
Receivable for investments sold	796,965
Receivable for investments sold on a delayed-delivery basis	128,666
Receivable for TBA investments sold	32,099,595
Receivable for Fund shares sold	134,022
Interest and/or dividends receivable	678,470
Dividends receivable from Affiliates	14,752
Reimbursement receivable from PIMCO	68
Other assets	10

Total Assets	177,167,945

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$108,600
Payable for short sales	1,955,483

Financial Derivative Instruments
Exchange-traded or centrally cleared	357,513
Over the counter	1,889,433
Payable for investments purchased	1,610,215
Payable for investments in Affiliates purchased	14,752
Payable for investments purchased on a delayed-delivery basis	216,669
Payable for TBA investments purchased	56,254,538
Payable for unfunded loan commitments	123,219
Deposits from counterparty	469,671
Payable for Fund shares redeemed	341,812
Distributions payable	55,034
Overdraft due to custodian	5,289
Accrued investment advisory fees	25,814
Accrued supervisory and administrative fees	31,075
Accrued distribution fees	3,224
Accrued servicing fees	3,999
Other liabilities	450

Total Liabilities	63,466,790

Net Assets	$113,701,155

Net Assets Consist of:

Paid in capital	$133,101,571
Distributable earnings (accumulated loss)	(19,400,416)

Net Assets	$113,701,155

Cost of investments in securities	$153,095,913
Cost of investments in Affiliates	$6,940,178
Cost of foreign currency held	$412,238
Proceeds received on short sales	$2,011,430
Cost or premiums of financial derivative instruments, net	$(112,782)

* Includes repurchase agreements of:	$17,560

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2022 (Unaudited)

Net Assets:

Institutional Class	$65,858,628
I-2	28,505,440
I-3	1,438,404
Administrative Class	298,616
Class A	12,699,327
Class C	4,465,767
Class R	434,973

Shares Issued and Outstanding:

Institutional Class	6,410,837
I-2	2,774,789
I-3	140,019
Administrative Class	29,068
Class A	1,236,182
Class C	434,710
Class R	42,341

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.27
I-2	10.27
I-3	10.27
Administrative Class	10.27
Class A	10.27
Class C	10.27
Class R	10.27

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	19

Consolidated Statement of Operations PIMCO Income Fund

Six Months Ended September 30, 2022 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$2,763,967
Dividends, net of foreign taxes*	54,258
Dividends from Investments in Affiliates	31,481
Total Income	2,849,706

Expenses:

Investment advisory fees	154,781
Supervisory and administrative fees	186,384
Distribution and/or servicing fees - Administrative Class	423
Distribution and/or servicing fees - Class A	17,435
Distribution and/or servicing fees - Class C	25,372
Distribution and/or servicing fees - Class R	1,192
Trustee fees	270
Interest expense	27,344
Miscellaneous expense	40
Total Expenses	413,241
Waiver and/or Reimbursement by PIMCO	(352)
Net Expenses	412,889

Net Investment Income (Loss)	2,436,817

Net Realized Gain (Loss):

Investments in securities	(2,612,202)
Investments in Affiliates	(2,502)
Exchange-traded or centrally cleared financial derivative instruments	1,221,356
Over the counter financial derivative instruments	2,641,797
Foreign currency	(204,649)

Net Realized Gain (Loss)	1,043,800

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(13,156,316)
Investments in Affiliates	(409,796)
Exchange-traded or centrally cleared financial derivative instruments	1,317,922
Over the counter financial derivative instruments	(182,026)
Short sales	1,505
Foreign currency assets and liabilities	5,453

Net Change in Unrealized Appreciation (Depreciation)	(12,423,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,942,641)

** Foreign tax withholdings - Dividends	$122

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,436,817	$4,925,428
Net realized gain (loss)	1,043,800	4,079,464
Net change in unrealized appreciation (depreciation)	(12,423,258)	(11,590,334)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,942,641)	(2,585,442)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,772,865)	(3,220,241)
I-2	(757,020)	(1,418,896)
I-3	(34,701)	(40,920)
Administrative Class	(7,959)	(17,065)
Class A	(318,358)	(612,561)
Class C	(96,589)	(186,818)
Class R	(10,284)	(18,291)

Total Distributions(a)	(2,997,776)	(5,514,792)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(7,162,709)	5,810,319

Total Increase (Decrease) in Net Assets	(19,103,126)	(2,289,915)

Net Assets:

Beginning of period	132,804,281	135,094,196
End of period	$113,701,155	$132,804,281

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	21

Consolidated Schedule of Investments PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%

AAdvantage Loyalty IP Ltd.
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$128,500	$124,837

Air Canada
6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~		27,930	26,631

Aramark Services, Inc.
4.865% (LIBOR01M + 1.750%) due 03/11/2025 ~		9,978	9,691

Avolon TLB Borrower 1 (U.S.) LLC
4.514% (LIBOR01M + 1.500%) due 02/12/2027 ~		15,507	14,903
4.764% (LIBOR01M + 1.750%) due 01/15/2025 ~		33,008	32,304
5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~		20,500	20,018

Axalta Coating Systems US Holdings Inc.
5.424% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,562	3,516

Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		242,312	237,138
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		74,776	73,852

Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	104,727	93,914
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		$245,446	224,583
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		112,086	98,916

Cengage Learning, Inc.
7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		89,331	81,110

CenturyLink, Inc.
5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		13,553	12,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Charter Communications Operating LLC
4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~		$11,883	$11,463

Clear Channel Outdoor Holdings, Inc.
6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		13,243	11,869

CommScope, Inc.
6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~		31,622	29,290

Delos Finance SARL
5.424% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,853

DirecTV Financing LLC
8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		79,971	74,699

Encina Private Credit LLC
7.284% (LIBOR01M + 4.466%) due 11/30/2025 «~µ		199,139	190,078

Envision Healthcare Corp.
TBD% due 04/29/2027 µ		15,082	14,833
10.602% due 04/29/2027		82,951	81,583
14.077% due 04/28/2028		199,846	185,857

Fidere Gestion De Vivienda
2.500% (EUR003M + 2.500%) due 08/15/2023 «~(l)	EUR	72,368	68,068

Galderma
7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		$52,690	49,163

GHH Holdings Ltd.
3.041% due 12/04/2024 «~(l)	GBP	75,000	81,455

GVC Holdings PLC
3.185% (EUR001M + 2.250%) due 03/29/2024 ~	EUR	19,717	18,281

Hilton Worldwide Finance LLC
4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~		$126,904	122,911

Hotel Ltd.
3.801% (BP0003M + 1.900%) due 02/07/2023 «~(l)	GBP	54,000	60,099

22	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

iHeartCommunications, Inc.
6.115% (LIBOR01M + 3.000%) due 05/01/2026 ~		$2,695	$2,539

II-VI, Inc.
5.314% (LIBOR01M + 2.750%) due 07/02/2029		50,910	49,425

Ineos Finance PLC
2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	106,303	100,808

Intelsat Jackson Holdings SA
7.445% due 02/01/2029		$154,814	145,680

IQVIA, Inc.
3.193% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	10,310	9,846

Kiinteisto oy Paulon Talo
2.633% (EUR003M + 2.300%) due 11/15/2022 «~(l)		39,497	38,672

Koala PPN
TBD% due 09/20/2032 «(c)(l)	GBP	3,000	117,585

Lealand Finance Co. BV
6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		$2,410	1,536

Lealand Finance Co. BV (4.115% Cash and 3.000% PIK)
7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(d)		5,591	2,844

Marriott Ownership Resorts, Inc.
5.617% (LIBOR01M + 1.750%) due 08/29/2025 ~		3,524	3,367

MH Sub LLC
6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~		10,902	10,421

Nielsen Finance LLC
4.705% (LIBOR01M + 2.000%) due 10/04/2023 ~		15,607	15,600

Petco Health and Wellness Company, Inc.
6.924% (LIBOR03M + 3.250%) due 03/03/2028		57,698	54,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PetSmart, Inc.
6.870% (LIBOR01M + 3.750%) due 02/11/2028 ~		$13,068	$12,412

Poseidon Bidco
TBD% due 07/14/2028 «	EUR	575,500	535,818

Press Ganey (Azalea Topco)
6.615% (LIBOR01M + 3.500%) due 07/24/2026 ~		$6,131	5,594

Project Bull
4.798% due 03/11/2023 «		34,585	34,558

Project Quasar Pledgco SLU
3.869% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	130,573	126,813

PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$7,136	6,244

RegionalCare Hospital Partners Holdings, Inc.
6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		9,260	8,633

Sequa Mezzanine Holdings LLC
9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		24,694	24,689

Serta Simmons Bedding LLC
TBD% (LIBOR03M + 3.500%) due 11/08/2023 ~		4,914	528

Sierra Hamilton LLC
15.000% due 09/12/2023 «		3	3

Sigma Bidco BV
3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	42,800	33,907

SkyMiles IP Ltd.
6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		$124,975	125,649

Softbank Vision Fund
5.000% due 12/21/2025 «		607,622	605,920

Sotera Health Holdings LLC
5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~		29,413	26,030

SS&C European Holdings SARL
4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		14,477	14,049

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	23

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SS&C Technologies, Inc.
4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		$17,739	$17,215

Syniverse Holdings, Inc.
10.553% due 05/13/2027		48,138	41,669

Trans Union LLC
5.365% (LIBOR01M + 2.250%) due 12/01/2028 ~		11,309	10,977

TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~		20,251	19,792
5.924% (LIBOR03M + 2.250%) due 05/30/2025 ~		23,245	22,366
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~		68,351	65,653

U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		22,600	16,424

Uber Technologies, Inc.
6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		48,949	48,026
6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~		17,632	17,242

United Airlines, Inc.
6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		84,853	81,347

Univision Communications, Inc.
5.865% (LIBOR01M + 2.750%) due 03/15/2024 ~		33,421	33,202

Westmoreland Mining Holdings LLC (15.000% PIK)
15.000% due 03/15/2029 (d)		13,646	9,305

Windstream Services LLC
9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		27,534	25,056

WM Morrison Supermarkets PLC
5.071% (EUR002M + 4.750%) due 07/31/2028	EUR	217,197	189,448

Wyndham Hotels & Resorts, Inc.
4.865% (LIBOR01M + 1.750%) due 05/30/2025 ~		$9,438	9,217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zayo Group Holdings, Inc.
6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~		$84,580	$71,090

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		12,790	10,931

Total Loan Participations and Assignments (Cost $5,209,764)			4,876,051

CORPORATE BONDS & NOTES 18.3%

BANKING & FINANCE 6.9%

ADLER Group SA
2.250% due 04/27/2027	EUR	2,300	1,146
2.750% due 11/13/2026		400	200

AIB Group PLC
4.263% due 04/10/2025 •		$69,645	66,804

Ally Financial, Inc.
8.000% due 11/01/2031		10,396	10,912

Ambac Assurance Corp.
5.100% due 12/31/2099 (j)		197	202

American Assets Trust LP
3.375% due 02/01/2031		44,700	35,566

Asian Development Bank
4.700% due 03/12/2024	MXN	189,200	8,594

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$127,356	99,806

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	48,500	38,587
2.625% due 04/28/2025		10,922	9,204
3.625% due 09/24/2024		9,350	8,350

Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(j)(k)		12,200	10,962

Banco Bradesco SA
2.850% due 01/27/2023		$19,400	19,279

Banco BTG Pactual SA
4.500% due 01/10/2025		35,900	34,155

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	166,500	$38,859

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(j)(k)	EUR	5,631	4,868
7.500% due 05/19/2025 •(j)(k)		5,800	5,346

Bank of Nova Scotia
4.900% due 06/04/2025 •(j)(k)		$2,702	2,419

Barclays Bank PLC
7.625% due 11/21/2022 (k)		84,269	84,276

Barclays PLC
4.972% due 05/16/2029 •		54,550	49,167
5.875% due 09/15/2024 •(j)(k)	GBP	10,330	9,616
6.125% due 12/15/2025 •(j)(k)		$96,762	81,653
6.375% due 12/15/2025 •(j)(k)	GBP	9,000	8,303
7.125% due 06/15/2025 •(j)(k)		102,176	99,132
7.250% due 03/15/2023 •(j)(k)		174,700	187,979
7.750% due 09/15/2023 •(j)(k)		$163,600	151,534
8.000% due 06/15/2024 •(j)(k)		80,800	75,156

BGC Partners, Inc.
3.750% due 10/01/2024		14,944	14,360
4.375% due 12/15/2025		9,000	8,416

BNP Paribas SA
4.625% due 02/25/2031 •(j)(k)		71,900	46,210

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		3,700	800
4.450% due 08/17/2026		3,500	901
4.800% due 05/17/2028		1,300	257
5.250% due 05/13/2026		2,200	478
5.950% due 10/20/2025		2,600	565
6.000% due 07/16/2025		4,300	956
6.450% due 11/07/2024		6,600	1,491

Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	137,900	126,702
5.823% due 01/28/2029 •		59,600	53,884

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$17,940	5,665
3.125% due 10/22/2025		26,950	8,746
3.875% due 10/22/2030		18,050	5,176
4.800% due 08/06/2030		2,100	593
5.125% due 01/17/2025		6,100	2,043
5.400% due 05/27/2025		3,400	1,141
5.625% due 01/14/2030		1,300	341
6.150% due 09/17/2025		1,900	674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/08/2024		$1,000	$370
8.000% due 01/27/2024		5,515	2,164

Credit Agricole SA
7.875% due 01/23/2024 •(j)(k)		300	289

Credit Suisse AG
6.500% due 08/08/2023 (k)		53,492	52,946

Credit Suisse Group AG
3.091% due 05/14/2032 •		105,935	74,493
3.869% due 01/12/2029 •		2,400	1,961
4.194% due 04/01/2031 •		11,419	8,996
5.250% due 02/11/2027 •(j)(k)		17,510	12,340
6.250% due 12/18/2024 •(j)(k)		1,550	1,334
6.373% due 07/15/2026		65,500	63,341
6.375% due 08/21/2026 •(j)(k)		25,350	18,505
6.442% due 08/11/2028		97,450	90,748
6.537% due 08/12/2033		185,600	167,043
7.250% due 09/12/2025 •(j)(k)		21,940	16,786
7.500% due 07/17/2023 •(j)(k)		75,089	64,577
7.500% due 12/11/2023 •(j)(k)		101,657	93,695

Dalian Wanda Commercial Management Group Co. Ltd.
4.890% due 04/17/2023	CNY	10,000	1,202

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	13,100	9,732
3.035% due 05/28/2032 •(l)		$89,774	64,483
3.547% due 09/18/2031 •		134,828	102,985
3.950% due 02/27/2023		20,700	20,610
3.961% due 11/26/2025 •		101,835	95,142

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		2,755	2,716

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		348	347

EPR Properties
4.750% due 12/15/2026		2,445	2,174
4.950% due 04/15/2028		3,980	3,432

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	6,400	4,523
6.500% due 04/15/2024 •(j)(k)		5,200	4,737

Essential Properties LP
2.950% due 07/15/2031		$7,800	5,710

Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	16,010	9,978
4.625% due 04/29/2030		$16,335	14,709

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	25

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 04/17/2028		$9,335	$8,787

FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		48,341	46,806

First-Citizens Bank & Trust Co.
2.969% due 09/27/2025 •		13,900	13,125

Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •	EUR	14,700	13,590
1.744% due 07/19/2024		47,444	42,952
2.330% due 11/25/2025		66,928	57,612
2.386% due 02/17/2026		38,500	32,946
2.700% due 08/10/2026		$65,025	54,012
2.748% due 06/14/2024	GBP	29,422	29,655
3.021% due 03/06/2024	EUR	4,100	3,852
3.250% due 09/15/2025		52,226	46,494
3.350% due 11/01/2022		$73,418	73,417
3.375% due 11/13/2025		66,495	58,845
3.550% due 10/07/2022		109,072	109,161
4.271% due 01/09/2027		6,100	5,346
4.389% due 01/08/2026		32,707	29,656
4.535% due 03/06/2025	GBP	42,779	42,796
4.542% due 08/01/2026		$15,100	13,466
4.687% due 06/09/2025		10,765	10,004
5.125% due 06/16/2025		56,240	53,159
5.584% due 03/18/2024		4,422	4,341

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		61,523	57,889

GLP Capital LP
3.250% due 01/15/2032		5,900	4,447
4.000% due 01/15/2031		5,500	4,503
5.250% due 06/01/2025		6,166	5,968
5.300% due 01/15/2029		29,811	27,236

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,267	23,825

Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,471
4.000% due 06/15/2025		3,070	2,918

HSBC Holdings PLC
2.804% due 05/24/2032 •		50,100	36,890
2.848% due 06/04/2031 •		2,000	1,534
3.973% due 05/22/2030 •		73,500	62,294
4.041% due 03/13/2028 •		11,280	10,191
4.292% due 09/12/2026 •		9,600	9,061
4.583% due 06/19/2029 •		73,000	65,176
5.875% due 09/28/2026 •(j)(k)	GBP	13,123	11,714
6.000% due 09/29/2023 •(j)(k)	EUR	19,040	18,376
6.500% due 03/23/2028 •(j)(k)		$58,295	48,934

Huarong Finance Co. Ltd.
2.500% due 02/24/2023		10,800	10,611
3.375% due 02/24/2030		10,257	6,705
3.625% due 09/30/2030		14,270	9,299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 11/13/2029		$16,912	$11,564
4.250% due 11/07/2027		5,400	4,097
4.500% due 05/29/2029		31,559	22,328
4.625% due 06/03/2026		12,865	10,823
4.750% due 04/27/2027		28,400	22,436
4.950% due 11/07/2047		8,975	5,520

ING Groep NV
4.875% due 05/16/2029 •(j)(k)		8,679	6,095
5.750% due 11/16/2026 •(j)(k)		43,400	37,347

International Finance Corp.
8.000% due 10/09/2023	IDR	248,200,000	16,589

Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(j)(k)	EUR	250	181
5.875% due 09/01/2031 •(j)(k)		916	641
6.250% due 05/16/2024 •(j)(k)		900	809
7.750% due 01/11/2027 •(j)(k)		28,300	24,580

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		2,800	2,321

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(j)(k)		11,831	10,293
7.500% due 06/27/2024 •(j)(k)		$12,714	11,821
7.500% due 09/27/2025 •(j)(k)		115,952	106,096
7.625% due 06/27/2023 •(j)(k)	GBP	393,267	447,522
7.875% due 06/27/2029 •(j)(k)		139,493	135,391

MMcapS Funding Ltd.
3.931% (US0003M + 0.290%) due 12/26/2039 ~		$16,729	15,851
4.141% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,509

MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	11,500	9,177
2.500% due 03/24/2026	GBP	13,200	11,741

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 04/24/2030	GBP	18,565	$13,798
3.500% due 03/15/2031		$48,400	33,800
3.692% due 06/05/2028	GBP	2,965	2,453

National Health Investors, Inc.
3.000% due 02/01/2031		$18,500	13,011

Nationwide Building Society
3.960% due 07/18/2030 •		57,892	49,959
4.302% due 03/08/2029 •		79,100	70,464

NatWest Group PLC
4.445% due 05/08/2030 •		163,400	143,605
4.600% due 06/28/2031 •(j)(k)		45,790	28,733
4.892% due 05/18/2029 •		13,000	11,853
5.076% due 01/27/2030 •		177,653	162,107
5.125% due 05/12/2027 •(j)(k)	GBP	8,915	7,481
6.000% due 12/29/2025 •(j)(k)		$145,600	127,400
8.000% due 08/10/2025 •(j)(k)		90,171	84,288

New Metro Global Ltd.
4.500% due 05/02/2026		9,400	3,102
4.625% due 10/15/2025		1,400	493
4.800% due 12/15/2024		15,700	7,041
6.800% due 08/05/2023		6,580	4,342

Newmark Group, Inc.
6.125% due 11/15/2023		12,216	12,052

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	38,087
2.750% due 03/09/2028		40,800	32,178

Nomura Holdings, Inc.
2.172% due 07/14/2028		51,800	41,459

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		24,548	17,473
3.625% due 10/01/2029		17,120	13,953

OneMain Finance Corp.
5.625% due 03/15/2023		256,251	255,327
6.125% due 03/15/2024		21,533	20,774

Owl Rock Capital Corp.
2.875% due 06/11/2028		20,100	15,337

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		28,041	27,881
5.500% due 02/15/2024		3,113	3,050

Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,393
3.593% (US0003M + 0.300%) due 03/22/2037 ~		54,488	50,063
3.593% (US0003M + 0.300%) due 09/22/2037 ~		94	85
3.593% (US0003M + 0.300%) due 12/22/2037 ~		10,855	9,756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.603% (US0003M + 0.310%) due 12/22/2036 ~	$67,336	$62,623
3.633% (US0003M + 0.340%) due 09/22/2036 ~	11,447	10,474
3.643% (US0003M + 0.350%) due 06/22/2037 ~	49,980	42,983
3.663% (US0003M + 0.370%) due 09/22/2037 ~	42,865	37,507
3.673% (US0003M + 0.380%) due 09/23/2035 ~	84	84
3.673% (US0003M + 0.380%) due 12/22/2036 ~	1,357	1,079
3.673% (US0003M + 0.380%) due 03/22/2037 ~	46,862	40,301
3.683% (US0003M + 0.390%) due 12/22/2036 ~	3,008	2,527
3.693% (US0003M + 0.400%) due 09/22/2036 ~	30,003	26,553
3.693% (US0003M + 0.400%) due 12/22/2037 ~	2,118	1,811
3.693% (US0003M + 0.400%) due 03/22/2038 ~	84,174	77,201
3.723% (US0003M + 0.430%) due 12/22/2035 ~	29,586	26,184
3.743% (US0003M + 0.450%) due 03/22/2038 ~	7,166	6,414
3.773% (US0003M + 0.480%) due 09/23/2035 ~	15,092	13,734
3.873% (US0003M + 0.580%) due 03/23/2035 ~	14,250	13,110
3.893% (US0003M + 0.600%) due 03/22/2038 ~	17,397	14,787
3.913% (US0003M + 0.620%) due 12/22/2036 ~	31,983	25,427
3.927% (US0003M + 0.400%) due 06/23/2035 ~	19,301	18,313
4.027% (US0003M + 0.500%) due 06/23/2035 ~	10,965	9,649
4.043% (US0003M + 0.750%) due 09/23/2035 ~	20,740	15,762
4.107% (US0003M + 0.580%) due 09/26/2034 ~	7,500	6,825
4.193% (US0003M + 0.900%) due 03/22/2038 ~	21,844	20,697
4.407% (US0003M + 0.880%) due 12/24/2033 ~	5,000	4,775
4.501% (US0003M + 0.860%) due 07/03/2033 ~	2,940	2,749
4.541% (US0003M + 0.900%) due 01/03/2033 ~	13,028	12,963

Realty Income Corp.
3.950% due 08/15/2027	400	376

Sabra Health Care LP
3.200% due 12/01/2031	15,801	11,631

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	27

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
4.500% due 07/17/2025		$121,700	$116,517

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		31,580	27,167
6.750% due 06/24/2024 •(j)(k)	GBP	48,676	50,215

Seazen Group Ltd.
4.450% due 07/13/2025		$4,000	1,480
6.000% due 08/12/2024		10,100	4,444
6.150% due 04/15/2023		480	382

Sitka Holdings LLC
8.174% due 07/06/2026 •		164,742	157,603

SLM Student Loan Trust
1.550% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	811	764

Societe Generale SA
2.889% due 06/09/2032 •		$29,900	21,885
6.750% due 04/06/2028 •(j)(k)		15,800	12,521
7.375% due 10/04/2023 •(j)(k)		88,038	80,256
7.875% due 12/18/2023 •(j)(k)		10,644	10,231

Standard Chartered PLC
2.678% due 06/29/2032 •		4,900	3,586
4.750% due 01/14/2031 •(j)(k)(n)		42,400	28,061
7.750% due 04/02/2023 •(j)(k)		1,500	1,463

Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(e)		3,300	465
6.500% due 01/26/2026 ^(e)		1,300	185
6.650% due 08/03/2024 ^(e)		1,300	194
7.500% due 02/01/2024 ^(e)		1,700	249
8.350% due 04/19/2023 ^(e)		9,800	1,427

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,874	4,574
5.801% due 10/13/2040		24,235	23,650
6.052% due 10/13/2039		23,699	24,184

Trafford Centre Finance Ltd.
2.620% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	6,326

U.S. Capital Funding Ltd.
2.708% due 07/10/2043 •		$54,959	50,012
3.662% (US0003M + 0.880%) due 05/01/2034 ~		3,333	3,257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
5.125% due 05/15/2024 (k)		$62,650	$61,236

UBS Group AG
4.375% due 02/10/2031 •(j)(k)		32,833	21,653
4.875% due 02/12/2027 •(j)(k)		12,100	9,453

UniCredit SpA
2.569% due 09/22/2026 •		11,513	9,875
7.830% due 12/04/2023		603,540	608,709

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,357	2,636

Uniti Group LP
4.750% due 04/15/2028		$22,123	17,528
7.875% due 02/15/2025		38,790	37,917

VICI Properties LP
3.875% due 02/15/2029		5,805	4,882
4.500% due 09/01/2026		16,083	14,707
4.500% due 01/15/2028		3,495	3,105
4.625% due 06/15/2025		4,435	4,179
5.625% due 05/01/2024		8,500	8,364
5.750% due 02/01/2027		12,316	11,632

Voyager Aviation Holdings LLC
8.500% due 05/09/2026		39,868	32,592

Yango Group Co. Ltd.
6.900% due 10/31/2022 ^(e)	CNY	80,000	2,750

			7,816,991

INDUSTRIALS 8.1%

AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	3,270	3,462
5.500% due 07/31/2050		1,096	1,047

Aeroporti di Roma SpA
5.441% due 02/20/2023		4,300	4,790

Air Canada
3.875% due 08/15/2026		$35,610	30,625

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		35,438	33,523

Altice Financing SA
3.000% due 01/15/2028	EUR	8,800	6,520
4.250% due 08/15/2029		18,910	14,412
5.750% due 08/15/2029		$133,089	102,160

Altice France SA
8.125% due 02/01/2027		45,663	40,914

Amdocs Ltd.
2.538% due 06/15/2030		32,600	26,013

American Airlines Pass-Through Trust
2.875% due 01/11/2036		43,199	35,218

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/15/2030	$19,043	$16,481
3.150% due 08/15/2033	2,075	1,736
3.200% due 12/15/2029	10,326	9,002
3.350% due 04/15/2031	22,911	20,034
3.375% due 11/01/2028	40,654	33,915
3.575% due 07/15/2029	9,300	8,322
3.600% due 03/22/2029	3,404	3,058
3.650% due 02/15/2029	11,860	10,496
3.650% due 12/15/2029	3,710	2,803
3.700% due 04/01/2028	17,288	14,752
4.000% due 01/15/2027	1,440	1,234

American Airlines, Inc.
5.500% due 04/20/2026	128,072	120,495
5.750% due 04/20/2029	24,310	21,254

Arconic Corp.
6.000% due 05/15/2025	6,500	6,273

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	24,100	17,657

BAT Capital Corp.
3.557% due 08/15/2027	24,000	21,108

Boeing Co.
3.250% due 02/01/2035	1,500	1,062
3.600% due 05/01/2034	8,400	6,312
5.150% due 05/01/2030	29,902	27,696
5.705% due 05/01/2040	212,372	186,030
5.805% due 05/01/2050	175,547	152,942
5.930% due 05/01/2060	226,356	194,392

Bombardier, Inc.
7.500% due 03/15/2025	16,958	16,513
7.875% due 04/15/2027	24,300	22,410

British Airways Pass-Through Trust
2.900% due 09/15/2036	13,720	11,189
3.300% due 06/15/2034	2,620	2,228
3.800% due 03/20/2033	5,207	4,688
4.250% due 05/15/2034	12,957	11,694

Broadcom, Inc.
2.450% due 02/15/2031	121,900	92,039
2.600% due 02/15/2033	92,715	66,376
3.137% due 11/15/2035	35,900	25,231
3.187% due 11/15/2036	26,500	18,181
3.419% due 04/15/2033	53,003	40,552
3.469% due 04/15/2034	137,523	103,428
3.500% due 02/15/2041	49,962	33,807
4.150% due 11/15/2030	45,128	39,126
4.300% due 11/15/2032	115,550	97,226
4.926% due 05/15/2037	65,395	54,046

Caesars Entertainment, Inc.
6.250% due 07/01/2025	120,440	116,275

Cameron LNG LLC
3.402% due 01/15/2038	1,633	1,302

Carnival Corp.
4.000% due 08/01/2028	182,753	147,732
10.500% due 02/01/2026	6,177	6,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Co.
5.500% due 04/15/2027		$65,113	$35,610
10.250% due 05/01/2030 (n)		419,940	281,076

CCO Holdings LLC
4.250% due 01/15/2034		9,550	6,858
4.500% due 06/01/2033		10,300	7,634

CDW LLC
2.670% due 12/01/2026		64,300	55,893
3.276% due 12/01/2028		16,500	13,801
3.569% due 12/01/2031		51,800	40,427

Cellnex Finance Co. SA
3.875% due 07/07/2041		22,644	14,207

Centene Corp.
2.450% due 07/15/2028		122,700	100,106

Charter Communications Operating LLC
3.500% due 06/01/2041		38,600	24,748
3.500% due 03/01/2042		8,600	5,476
3.700% due 04/01/2051		13,244	8,061
3.850% due 04/01/2061		29,900	17,533
3.900% due 06/01/2052		149,000	92,601
3.950% due 06/30/2062		92,400	55,011
4.400% due 12/01/2061		115,600	73,931
4.800% due 03/01/2050		34,486	24,967

Community Health Systems, Inc.
4.750% due 02/15/2031		99,900	67,317
5.625% due 03/15/2027		314,631	242,650
8.000% due 03/15/2026		100,854	87,487

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		909	915

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 «(d)		2,184	1,747

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,397	2,267

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	23,381

Coty, Inc.
3.875% due 04/15/2026	EUR	2,095	1,860

CVS Pass-Through Trust
4.163% due 08/11/2036		$5,424	4,764
5.773% due 01/10/2033		4,364	4,227
5.880% due 01/10/2028		829	825
7.507% due 01/10/2032		3,879	4,104

Delta Air Lines, Inc.
4.500% due 10/20/2025		36,515	35,465
4.750% due 10/20/2028		38,190	35,621
7.000% due 05/01/2025		74,037	74,593

DirecTV Financing LLC
5.875% due 08/15/2027		74,460	64,361

DISH DBS Corp.
5.250% due 12/01/2026		143,110	117,511
5.750% due 12/01/2028		160,000	121,218

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	29

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dufry One BV
3.625% due 04/15/2026	CHF	3,009	$2,642

Energy Transfer LP
4.400% due 03/15/2027		$4,145	3,869
4.950% due 05/15/2028		4,355	4,071

Exela Intermediate LLC
11.500% due 07/15/2026		12,225	3,606

Expedia Group, Inc.
2.950% due 03/15/2031		7,709	5,991
3.250% due 02/15/2030		11,000	8,936
4.625% due 08/01/2027		33,891	31,880
6.250% due 05/01/2025		78,266	78,860

Ford Foundation
2.815% due 06/01/2070		14,800	8,840

Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	453
4.250% due 04/06/2024	GBP	4,500	2,638
4.950% due 03/23/2027		$24,600	12,177
4.950% due 02/06/2028		15,900	7,870
7.288% due 08/16/2037		30,730	15,519
8.625% due 04/28/2034		141,090	68,429

General Electric Co.
6.750% due 03/15/2032		130	141

Greene King Finance PLC
4.037% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	427	391
5.106% due 03/15/2034		1,317	1,293

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$24,173	18,554
3.750% due 05/01/2029		35,356	29,271
4.000% due 05/01/2031		61,968	50,191

Hyatt Hotels Corp.
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		31,900	31,900
4.850% due 03/15/2026		6,500	6,327

iHeartCommunications, Inc.
6.375% due 05/01/2026		89,176	82,900
8.375% due 05/01/2027		78,836	66,469

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (d)	EUR	25,973	22,400

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (d)		10,800	8,159

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (d)		$30,798	26,329

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (d)		10,992	9,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Brands Finance PLC
3.500% due 07/26/2026		$5,425	$4,902

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		19,600	14,938

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		579,839	494,429

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,649	2,179
4.000% due 05/15/2034		64,031	57,090

Las Vegas Sands Corp.
3.200% due 08/08/2024		4,597	4,337
3.500% due 08/18/2026		2,700	2,365
3.900% due 08/08/2029		12,212	10,111

Leland Stanford Junior University
3.647% due 05/01/2048		18,025	15,196

Level 3 Financing, Inc.
3.875% due 11/15/2029		8,189	6,468

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		11,000	9,350

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	213,300	167,236

Marriott International, Inc.
2.750% due 10/15/2033		$10,500	7,639
2.850% due 04/15/2031		13,700	10,778
4.625% due 06/15/2030		15,666	14,182

Marvell Technology, Inc.
2.950% due 04/15/2031		2,700	2,098

Massachusetts Institute of Technology
4.678% due 07/01/2114		718	612
5.600% due 07/01/2111		1,144	1,151

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	148
5.375% due 12/04/2029		48,255	29,411
5.625% due 07/17/2027		2,700	1,836
5.750% due 07/21/2028		2,200	1,420

MGM China Holdings Ltd.
4.750% due 02/01/2027		15,429	12,022
5.250% due 06/18/2025		36,819	30,883
5.875% due 05/15/2026		200	162

Micron Technology, Inc.
4.663% due 02/15/2030		24,361	21,647
5.327% due 02/06/2029		8,273	7,832

Mitchells & Butlers Finance PLC
3.743% (US0003M + 0.450%) due 12/15/2030 ~		43	40
6.013% due 12/15/2030	GBP	5,346	5,500

NCL Corp. Ltd.
5.875% due 02/15/2027		$22,517	18,792

Netflix, Inc.
3.625% due 06/15/2030	EUR	43,809	36,844
3.875% due 11/15/2029		90,629	78,569

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 05/15/2029	EUR	75,300	$69,195
4.875% due 04/15/2028		$9,400	8,818
4.875% due 06/15/2030		29,000	26,566
5.375% due 11/15/2029		18,140	17,090
5.875% due 11/15/2028		2,900	2,837
6.375% due 05/15/2029		16,700	16,618

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		6,710	6,177
4.345% due 09/17/2027		74,963	64,717
4.810% due 09/17/2030		212,402	172,362

Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (d)		11,159	12,354

Norfolk Southern Corp.
4.100% due 05/15/2121		9,800	6,527

NPC Ukrenergo
6.875% due 11/09/2028		400	77
6.875% due 11/09/2028 ^		3,080	593

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/31/2022 (h)(j)		5,635	10

Oracle Corp.
3.850% due 04/01/2060		16,110	9,778
3.950% due 03/25/2051 (l)		37,933	25,229
4.000% due 07/15/2046		8,154	5,530
4.100% due 03/25/2061 (l)		45,000	28,448

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		8,843	7,983

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	2,509
5.500% due 04/12/2037 ^(e)		117,045	2,780
6.000% due 05/16/2024 ^(e)		87,600	2,081
6.000% due 11/15/2026 ^(e)		54,167	1,286
9.750% due 05/17/2035 ^(e)		43,640	1,036

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	17,100	11,825
5.950% due 01/28/2031		$181,503	122,880
6.500% due 06/02/2041		58,207	33,837
6.625% due 06/15/2035		19,950	12,763
6.700% due 02/16/2032		412,739	290,217
6.750% due 09/21/2047		71,382	39,911
6.950% due 01/28/2060		57,150	31,718
7.690% due 01/23/2050		16,197	9,945

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		70,556	63,069

Prosus NV
1.207% due 01/19/2026	EUR	14,200	11,787
1.288% due 07/13/2029		25,300	17,542
1.985% due 07/13/2033		26,900	16,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.085% due 01/19/2030	EUR	27,600	$19,474
2.778% due 01/19/2034		20,944	14,251
3.061% due 07/13/2031		$62,500	43,005
3.257% due 01/19/2027		22,000	18,445
4.193% due 01/19/2032		38,900	28,599
4.987% due 01/19/2052		32,600	21,215

RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	1,200	1,190

RegionalCare Hospital Partners Holdings, Inc.
9.750% due 12/01/2026		$5,100	4,572

Rockefeller Foundation
2.492% due 10/01/2050		17,500	10,990

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	19,753	13,781
3.375% due 06/18/2026	GBP	69,097	62,038
3.625% due 10/14/2025		$68,481	58,872
4.625% due 02/16/2026 (n)	EUR	173,676	156,281
5.750% due 10/15/2027		$43,376	37,774
5.750% due 10/15/2027	GBP	109,771	105,712

Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$39,726	40,470
10.875% due 06/01/2023		88,139	90,177
11.500% due 06/01/2025		113,405	120,666

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)	GBP	60,389	16,857

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		$11,300	10,311

Sands China Ltd.
2.800% due 03/08/2027		30,400	24,199
3.350% due 03/08/2029		22,500	16,746
3.750% due 08/08/2031		19,500	14,020
4.300% due 01/08/2026		50,882	43,413
4.875% due 06/18/2030		36,391	28,526
5.625% due 08/08/2025		50,168	45,528
5.900% due 08/08/2028		52,477	44,225

Santos Finance Ltd.
3.649% due 04/29/2031		17,800	13,859

Seagate HDD Cayman
4.091% due 06/01/2029		2,900	2,332
4.125% due 01/15/2031		3,350	2,521

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		46,525	45,883
5.152% due 09/20/2029		31,065	30,425

Studio City Co. Ltd.
7.000% due 02/15/2027		18,200	15,232

Studio City Finance Ltd.
5.000% due 01/15/2029		24,034	10,714
6.000% due 07/15/2025		200	112

Surgery Center Holdings, Inc.
10.000% due 04/15/2027		4,539	4,420

Sutter Health
3.161% due 08/15/2040		12,800	9,343
3.361% due 08/15/2050		31,200	21,726

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	31

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syngenta Finance NV
3.375% due 04/16/2026	EUR	5,400	$5,025
4.441% due 04/24/2023		$7,700	7,657
4.892% due 04/24/2025		7,934	7,679

T-Mobile USA, Inc.
2.250% due 02/15/2026		28,100	25,183
2.625% due 04/15/2026		31,580	28,655
3.375% due 04/15/2029		149,103	129,049
3.500% due 04/15/2031		76,290	64,230

Tencent Holdings Ltd.
3.840% due 04/22/2051		11,650	7,637
3.940% due 04/22/2061		15,550	10,121

Times Square Hotel Trust
8.528% due 08/01/2026		835	831

Topaz Solar Farms LLC
4.875% due 09/30/2039		9,477	8,293
5.750% due 09/30/2039		69,455	64,098

Transocean Guardian Ltd.
5.875% due 01/15/2024		1,917	1,810

Transocean, Inc.
7.500% due 01/15/2026		15,760	11,693
8.000% due 02/01/2027		25,477	17,755

Triumph Group, Inc.
6.250% due 09/15/2024		7,686	7,015

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,524	1,353
7.125% due 04/22/2025		521	518

U.S. Renal Care, Inc.
10.625% due 07/15/2027		14,592	6,801

Uber Technologies, Inc.
4.500% due 08/15/2029		35,785	30,149
7.500% due 05/15/2025		30,125	30,094
8.000% due 11/01/2026		7,900	7,899

United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,615	7,702
4.000% due 10/11/2027		3,139	2,875
4.150% due 10/11/2025		1,462	1,384
4.150% due 02/25/2033		3,807	3,431
5.875% due 04/15/2029		188,274	181,894

United Airlines, Inc.
4.375% due 04/15/2026		39,297	35,141
4.625% due 04/15/2029		56,729	47,083

United Group BV
4.875% due 07/01/2024	EUR	4,329	3,964

Univision Communications, Inc.
5.125% due 02/15/2025		$69,950	66,515

Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (d)		3,221	3,176

Viasat, Inc.
5.625% due 09/15/2025		17,993	13,995
6.500% due 07/15/2028		17,700	11,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viking Cruises Ltd.
13.000% due 05/15/2025		$68,161	$70,706

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		8,400	6,547

VMware, Inc.
2.200% due 08/15/2031		11,033	8,047

VOC Escrow Ltd.
5.000% due 02/15/2028		20,271	16,530

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	30,754	24,328

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		$48,100	35,052

Wesleyan University
4.781% due 07/01/2116		7,745	6,378

Western Midstream Operating LP
3.555% (US0003M + 1.850%) due 01/13/2023 ~		9,357	9,289

Windstream Escrow LLC
7.750% due 08/15/2028		85,720	71,152

Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		62,800	55,413
5.500% due 03/01/2025		20,108	18,855

Wynn Macau Ltd.
4.875% due 10/01/2024		3,456	2,782
5.125% due 12/15/2029		16,500	10,759
5.500% due 01/15/2026		48,950	37,198
5.500% due 10/01/2027		24,828	17,178
5.625% due 08/26/2028		76,920	51,387

Wynn Resorts Finance LLC
7.750% due 04/15/2025		19,180	18,756

Yellowstone Energy LP
5.750% due 12/31/2026 «		3,022	3,048

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		17,946	14,444
6.125% due 03/01/2028		16,093	11,314

			9,255,864

UTILITIES 3.3%

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	67,550
2.950% due 01/27/2029		$93,400	46,233
3.000% due 06/29/2027		12,000	5,940

Greenko Dutch BV
3.850% due 03/29/2026		31,622	25,693

Greenko Investment Co.
4.875% due 08/16/2023		8,200	7,847

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		6,300	5,316

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		$2,711	$2,515

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(d)		12,431	7,117

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		122	120

Pacific Gas & Electric Co.
1.700% due 11/15/2023		99,400	95,374
2.100% due 08/01/2027		44,031	35,655
2.500% due 02/01/2031		45,059	32,842
2.950% due 03/01/2026		70,387	62,172
3.000% due 06/15/2028		85,600	70,669
3.150% due 01/01/2026		218,783	196,783
3.250% due 06/15/2023		106,599	105,172
3.250% due 02/16/2024		133,900	129,323
3.250% due 06/01/2031		86,160	65,865
3.300% due 03/15/2027		83,737	72,640
3.300% due 12/01/2027		164,659	138,972
3.300% due 08/01/2040		17,093	10,978
3.400% due 08/15/2024		87,360	83,214
3.450% due 07/01/2025		157,836	146,955
3.500% due 06/15/2025		104,124	93,983
3.500% due 08/01/2050		62,977	38,478
3.750% due 02/15/2024		78,151	75,896
3.750% due 07/01/2028		176,652	149,019
3.750% due 08/15/2042		9,252	5,884
3.850% due 11/15/2023		38,144	37,494
3.950% due 12/01/2047		57,094	36,391
4.000% due 12/01/2046		45,023	28,796
4.200% due 03/01/2029		65,400	55,608
4.200% due 06/01/2041		9,800	6,751
4.250% due 08/01/2023		59,475	59,035
4.250% due 03/15/2046		65,103	43,921
4.300% due 03/15/2045		50,981	33,956
4.400% due 03/01/2032		67,000	55,241
4.450% due 04/15/2042		51,362	36,353
4.500% due 07/01/2040		163,823	119,541
4.500% due 12/15/2041		21,614	14,863
4.550% due 07/01/2030		346,519	297,348
4.600% due 06/15/2043		52,798	37,347
4.650% due 08/01/2028		19,885	17,570
4.750% due 02/15/2044		48,018	34,492
4.950% due 06/08/2025		31,400	30,517
4.950% due 07/01/2050		313,203	230,115
5.250% due 03/01/2052		66,800	50,648
5.450% due 06/15/2027		26,500	25,002
5.900% due 06/15/2032		20,000	18,269

Peru LNG SRL
5.375% due 03/22/2030		1,400	1,107

Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	4,910	5,119
6.625% due 01/16/2034		9,000	8,081
6.850% due 06/05/2115		$7,842	6,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	$32,700	$29,695
4.377% due 06/01/2041	36,350	32,373
4.451% due 12/01/2049	186,920	160,772
4.674% due 12/01/2053	33,000	29,293

Rio Oil Finance Trust
8.200% due 04/06/2028	23,145	23,243
9.250% due 07/06/2024	8,536	8,628
9.750% due 01/06/2027	17,337	17,975

Southern California Edison Co.
4.875% due 03/01/2049	2,032	1,706

Sprint Capital Corp.
8.750% due 03/15/2032	25,100	29,144

Sprint Communications LLC
6.000% due 11/15/2022	40,608	40,649

Sprint Corp.
7.125% due 06/15/2024	53,975	54,872
7.625% due 02/15/2025	41,586	42,700
7.625% due 03/01/2026	30,127	31,211
7.875% due 09/15/2023	190,133	192,390

System Energy Resources, Inc.
2.140% due 12/09/2025	26,100	23,522

Transocean Phoenix 2 Ltd.
7.750% due 10/15/2024	2,397	2,338

Transocean Proteus Ltd.
6.250% due 12/01/2024	2,117	1,994

		3,790,409

Total Corporate Bonds & Notes (Cost $25,441,426)		20,863,264

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 «(d)	56,500	42,121

Transocean, Inc.
4.625% due 09/30/2029	18,092	15,351

Total Convertible Bonds & Notes (Cost $74,400)		57,472

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	6,500	5,628
3.850% due 06/01/2050	5,100	4,433
4.214% due 06/01/2050	26,895	18,667

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.850% due 06/01/2031	410	402

		29,130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	33

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$4,742	$4,953

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	7,270	7,258

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	26,740	27,184
6.725% due 04/01/2035	7,300	7,519
7.350% due 07/01/2035	19,909	21,138

		68,052

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	19,417	9,733

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (h)	5,022	2,777
4.000% due 07/01/2037	3,011	2,478

		14,988

Total Municipal Bonds & Notes (Cost $127,226)		112,170

U.S. GOVERNMENT AGENCIES 29.8%

Fannie Mae
1.106% due 09/25/2042 •	819	415
1.649% due 03/01/2033 •	6	6
1.776% due 02/01/2034 •	354	352
1.840% due 12/01/2035 •	14	14
1.910% due 10/01/2034 •	77	75
1.945% due 02/01/2032 •	3	3
2.059% due 10/01/2044 •	2	2
2.259% due 10/01/2040 •	12	12
2.280% due 10/01/2036 •	2	2
2.283% due 09/01/2035 •	3	3
2.295% due 10/01/2025 •	4	4
2.340% due 12/01/2033 •	8	8
2.391% due 11/25/2042 •	19	14
2.395% due 09/01/2031 •	38	37
2.500% due 04/25/2042 - 08/25/2042	18,428	17,149
2.504% due 12/25/2036 ~	23	23
2.667% due 11/01/2033 •	8	8
2.723% due 10/01/2025 •	1	1
2.766% due 03/25/2041 ~(a)	2,636	198
2.768% due 09/01/2030 •	6	6
2.854% due 04/01/2032 •	9	9
2.916% due 11/25/2049 ~(a)	22,419	3,067
2.946% due 06/25/2037 ~(a)	442	39
2.966% due 03/25/2037 ~(a)	736	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.966% due 03/25/2049 •(a)	$7,296	$781
2.986% due 12/25/2036 •(a)	960	68
2.986% due 02/25/2037 ~(a)	441	34
3.000% due 06/25/2027 - 06/25/2042 (a)	24,648	1,377
3.006% due 04/01/2033 •	1	1
3.016% (-1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	745	60
3.026% due 04/25/2037 ~(a)	1,013	75
3.066% due 08/25/2035 - 02/25/2043 •(a)	4,251	364
3.096% due 10/01/2032 •	5	5
3.190% due 05/01/2024 •	7	7
3.194% due 09/25/2031 •	1,187	1,173
3.200% due 05/01/2024 •	2	2
3.204% due 03/25/2034 •	3	3
3.216% due 01/25/2038 •(a)	1,736	135
3.234% due 08/25/2034 ~	2	2
3.266% due 01/25/2040 •(a)	2,008	133
3.296% due 03/25/2037 ~(a)	2,265	181
3.316% due 05/25/2037 •(a)	603	47
3.326% due 06/25/2037 •(a)	2,613	242
3.345% due 04/01/2028 •	3	3
3.356% due 04/25/2037 ~(a)	1,703	160
3.366% due 12/25/2037 - 10/25/2039 •(a)	2,358	143
3.393% due 04/18/2028 - 09/18/2031 ~	1	1
3.434% due 03/25/2044 ~	4	4
3.466% due 10/25/2036 •(a)	1,068	94
3.466% due 06/25/2040 ~(a)	626	52
3.484% due 06/25/2029 - 08/25/2036 ~	10	10
3.514% due 03/01/2033 •	81	80
3.516% due 11/25/2035 •(a)	262	10
3.534% due 06/25/2049 ~	4,992	4,929
3.564% due 04/01/2027 •	27	26
3.566% due 11/25/2036 •(a)	433	27
3.616% due 03/25/2036 •(a)	1,095	82
3.680% due 03/01/2036 •	1	1
3.690% due 08/01/2033 •	12	12
3.706% due 04/25/2037 •(a)	1,194	122
3.863% due 12/01/2027 •	2	2
3.875% due 09/01/2024 •	9	9
3.916% due 02/25/2038 ~(a)	4,755	530
4.000% due 08/01/2032 •	3	3
4.000% due 07/01/2041 - 01/01/2059	6,183	5,745
4.000% due 12/25/2042 - 12/25/2047 (a)	1,577	204
4.116% due 02/25/2037 ~(a)	417	48
4.135% due 07/01/2032 •	5	5
4.284% due 01/25/2024 ~	0	1
4.500% due 12/25/2039 - 07/25/2040	3,665	3,465
4.500% due 12/25/2042 (a)	1,078	195

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/25/2033 - 06/25/2043	$21,250	$21,276
5.500% due 11/25/2032 - 06/01/2048	6,586	6,732
6.000% due 06/25/2029 - 09/25/2031	978	1,001
6.500% due 06/25/2028 - 02/25/2033	48	50
6.850% due 12/18/2027	2	2
6.900% due 05/25/2023	1	1
7.000% due 02/25/2023 - 01/25/2048	119	123
7.500% due 10/25/2022 - 06/25/2042	16	17
7.500% due 06/25/2042 ~	13	13
8.500% due 06/25/2030	67	73
8.844% due 03/25/2038 ~	410	388
14.973% due 04/25/2023 ~(a)	1	0

Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	155,439	109,472
0.109% due 01/15/2038 ~(a)	19,015	657
0.817% due 01/25/2023 ~(a)	132,290	97
1.256% due 09/25/2030 ~(a)	202,921	13,857
1.483% due 06/25/2030 ~(a)	88,559	7,059
1.535% due 05/25/2030 ~(a)	308,586	25,971
2.008% due 09/01/2037 •	1	1
2.100% due 02/01/2033 •	1	0
2.120% due 12/01/2037 •	2	2
2.182% due 04/01/2036 •	4	4
2.228% due 12/01/2033 •	32	32
2.349% due 10/01/2032 •	7	7
2.350% due 01/01/2033 •	4	4
2.355% due 09/01/2031 •	107	106
2.363% due 09/01/2034 •	27	27
2.402% due 03/15/2036 •(a)	346	2
2.404% due 09/01/2033 •	1	1
2.474% due 01/01/2035 •	15	14
2.504% due 07/25/2044 •	5	5
2.530% due 06/01/2037 •	1	1
2.665% due 02/01/2037 •	2	2
2.666% due 04/01/2033 •	1	1
2.703% due 07/01/2034 •	25	26
2.717% due 05/01/2029 •	8	7
2.725% due 03/01/2032 •	61	60
2.904% due 11/01/2031 •	7	7
2.944% due 12/15/2042 ~	1,370	927
3.000% due 03/15/2027 - 10/15/2047 (a)	43,533	9,240
3.000% due 08/01/2032 - 03/01/2049	205,532	182,786
3.072% due 12/01/2034 •	5	5
3.100% due 06/01/2033 •	3	3
3.102% due 05/01/2035 •	10	10
3.132% due 11/15/2037 ~(a)	5,570	396
3.158% due 09/01/2033 •	27	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.162% due 03/01/2031 •	$6	$5
3.201% due 01/01/2035 •	33	34
3.218% due 12/15/2046 •	20,555	20,263
3.232% due 08/15/2037 •(a)	681	49
3.268% due 06/15/2049 ~	11,588	11,462
3.272% due 05/01/2037 •	1	1
3.291% due 05/01/2033 •	11	11
3.344% due 08/25/2031 ~	7	7
3.382% due 06/15/2038 - 01/15/2042 ~(a)	3,679	301
3.433% due 09/01/2023 •	1	1
3.460% due 11/01/2035 •	46	47
3.500% due 08/15/2042 - 05/01/2049	375,052	343,380
3.500% due 12/15/2042 (a)	4,284	701
3.622% due 03/15/2037 ~(a)	3,605	310
3.632% due 03/15/2037 ~(a)	1,030	89
3.632% due 06/15/2039 •(a)	609	61
3.700% due 09/01/2037 •	1	1
3.732% due 09/15/2036 ~(a)	1,259	107
3.752% due 09/15/2036 •(a)	874	71
3.832% due 04/15/2036 ~(a)	4,459	463
3.832% (- 1.0*LIBOR01M + 6.650%) due 05/15/2036 ~(a)	1,028	85
3.882% due 04/15/2026 •(a)	267	8
3.932% due 01/15/2037 •(a)	560	51
3.950% due 11/01/2029 •	29	29
3.971% due 07/01/2033 •	2	2
3.995% due 08/01/2034 •	1	1
4.000% due 08/01/2040 - 08/01/2048	90,144	85,421
4.000% due 09/15/2048 (a)	5,267	805
4.035% due 07/01/2033 •	7	7
4.120% due 09/01/2037 •	1	1
4.130% due 09/25/2035 ~(a)	76,654	15,032
4.250% due 09/01/2032 •	22	22
4.253% due 09/01/2024 •	1	1
4.265% due 01/15/2041 ~	1,044	903
4.332% due 08/15/2036 ~(a)	1,441	154
4.382% due 07/15/2034 ~(a)	717	14
4.408% due 10/15/2023 •	12	12
4.500% due 06/01/2048	2,471	2,395
5.000% due 02/15/2024 - 05/15/2038	2,934	2,963
5.012% due 11/15/2043 •	11,861	11,420
5.172% due 08/15/2044 •	6,194	5,666
5.225% due 02/15/2040 •	567	476
5.500% due 08/15/2036 - 06/15/2041	17,881	18,381
6.000% due 02/15/2031 - 02/15/2032	873	901
6.500% due 11/25/2023 - 11/25/2049	5,231	5,638
7.000% due 08/15/2023 - 03/15/2032	86	89

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	35

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 09/15/2030	$9	$9
7.500% due 01/15/2023 - 09/15/2030	60	65
8.500% due 06/15/2031	34	37
10.465% due 12/15/2031 - 02/15/2032 •	438	451
13.084% due 11/15/2023 ~	2	2
13.604% due 10/15/2031 •	18	17
14.063% due 02/15/2024 ~	2	2
16.396% due 02/15/2024 •	1	1

Ginnie Mae
0.025% due 08/16/2048 ~(a)	3,247	4
0.184% due 11/16/2043 ~(a)	588	0
0.190% due 10/16/2053 ~(a)	1,334	2
1.092% due 03/16/2051 ~(a)	684	2
1.625% due 10/20/2029 •	29	28
1.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
1.750% due 12/20/2026 - 12/20/2033 •	29	28
1.968% due 04/20/2067 •	12,358	12,149
1.968% due 04/20/2067 ~	14,441	14,212
2.000% due 08/20/2027 •	1	0
2.125% due 08/20/2033 •	3	3
2.500% due 04/20/2052	40,391	34,787
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	1	1
2.625% due 01/20/2027 - 01/20/2035 •	46	45
2.757% due 10/20/2062 •	2,595	2,572
2.827% due 03/20/2063 ~	505	501
2.857% due 04/20/2068 •	21,467	20,982
2.875% due 06/20/2027 - 06/20/2032 •	72	71
3.000% due 01/20/2042 - 11/20/2048	557	501
3.107% due 11/20/2065 - 08/20/2066 ~	30,862	30,599
3.127% due 10/20/2066 ~	10,540	10,478
3.137% due 09/20/2066 •	6,406	6,374
3.157% due 05/20/2066 - 09/20/2066 •	59,366	58,968
3.157% due 07/20/2066 ~	15,770	15,709
3.186% due 10/20/2047 ~(a)	9,571	1,079
3.187% due 08/20/2066 ~	9,293	9,247
3.207% due 04/20/2066 •	10,325	10,253
3.207% due 11/20/2066 ~	14,268	14,207
3.357% due 03/20/2066 •	22,722	22,545
3.357% due 01/20/2067 ~	4,381	4,367
3.500% due 03/20/2043 (a)	361	80
3.500% due 01/20/2045 - 03/15/2048	134,602	126,009
3.507% due 03/20/2066 •	6,332	6,302
4.000% due 06/20/2039 - 08/20/2048	68,616	64,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/20/2043 (a)	$1,066	$141
4.500% due 07/20/2032 - 02/20/2049	113,952	110,914
5.000% due 07/20/2033	136	136
5.500% due 04/20/2037	117	119
6.100% due 06/15/2028 - 01/15/2029	220	225
6.490% due 01/15/2028 - 01/15/2029	289	299

Ginnie Mae, TBA
2.000% due 10/01/2052	85,000	70,809
2.500% due 10/01/2052 - 11/01/2052	121,000	104,010
3.500% due 10/01/2052 - 11/01/2052	515,400	468,816
4.000% due 10/01/2052 - 11/01/2052	1,020,875	953,268
4.500% due 10/01/2052 - 11/01/2052	741,500	709,883

U.S. Small Business Administration
5.370% due 04/01/2028	115	114

Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,900	1,516
2.000% due 02/01/2023 - 05/01/2052	301,901	245,692
2.500% due 08/01/2027 - 09/01/2052	2,532,978	2,144,969
3.000% due 11/01/2022 - 07/01/2052	3,669,511	3,278,532
3.500% due 10/01/2025 - 10/01/2051	720,943	660,783
4.000% due 09/01/2023 - 09/01/2051	1,308,945	1,240,979
4.500% due 08/01/2023 - 09/01/2052	64,604	62,656
5.000% due 06/01/2024 - 06/01/2049	6,787	6,711
6.000% due 12/01/2032 - 09/01/2040	9,643	10,127

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2037	2,950	2,670
3.000% due 10/01/2037 - 11/01/2052	5,387,045	4,716,434
3.500% due 10/01/2052 - 11/01/2052	7,830,047	7,046,291
4.000% due 10/01/2052 - 11/01/2052	9,283,805	8,612,342
4.500% due 10/01/2052 - 11/01/2052	1,911,800	1,820,312
5.000% due 10/01/2052 - 11/01/2052	237,700	231,532
5.500% due 11/01/2052	100	99

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$11	$11

Total U.S. Government Agencies (Cost $36,240,218)		33,918,379

U.S. TREASURY OBLIGATIONS 12.1%

U.S. Treasury Bonds
2.250% due 08/15/2046 (r)	4,400	3,172
2.500% due 02/15/2045 (p)(r)	77,400	59,078
2.500% due 02/15/2046	2,319	1,763
2.500% due 05/15/2046 (r)	4,955	3,760
2.750% due 11/15/2047 (r)	100	80
2.875% due 05/15/2043 (p)(r)	118,245	97,561
2.875% due 08/15/2045 (r)	858,035	700,874
2.875% due 11/15/2046 (r)	542,700	443,679
2.875% due 05/15/2049 (r)	3,300	2,753
3.000% due 11/15/2044	615,851	515,005
3.000% due 08/15/2048 (r)	2,585	2,189
3.000% due 02/15/2049 (p)(r)	125,029	106,766
3.125% due 02/15/2043 (r)	276,604	237,998
3.125% due 08/15/2044 (r)	478,709	409,539
3.375% due 05/15/2044 (r)	712,349	636,133
3.625% due 08/15/2043 (n)(p)	680,378	635,037
3.625% due 02/15/2044	494,809	460,346
3.750% due 11/15/2043 (r)	355,213	337,702
6.250% due 05/15/2030 (r)	845	974
3.875% due 09/30/2029	1,692,900	1,685,626

U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2030 (p)	1,387,792	1,222,779
0.125% due 01/15/2031	22,307	19,503
0.125% due 07/15/2031 (p)	80,794	70,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 01/15/2025 (p)	$863	$826
0.250% due 07/15/2029 (p)	1,450,856	1,309,080
0.250% due 02/15/2050 (p)	189,245	124,336
0.375% due 01/15/2027 (p)	21,478	20,072
0.500% due 04/15/2024	82	80
0.500% due 01/15/2028 (p)	5,628	5,226
0.625% due 07/15/2032	1,024,391	930,310
0.625% due 02/15/2043	30,824	23,739
0.750% due 07/15/2028 (p)	320,099	300,966
0.750% due 02/15/2042 (p)	244,730	197,103
0.750% due 02/15/2045	163,473	126,294
0.875% due 02/15/2047	198,094	155,645
1.000% due 02/15/2046 (p)	156,111	126,804
1.000% due 02/15/2048 (p)	227,915	185,067
1.000% due 02/15/2049 (p)	572,070	466,778
1.375% due 02/15/2044 (p)	124,120	110,645
2.125% due 02/15/2040	69,497	72,446
2.125% due 02/15/2041	17,452	18,028
2.500% due 01/15/2029 (p)	24,738	25,613

U.S. Treasury Notes
1.500% due 08/15/2026 (p)	1,100	995
1.625% due 02/15/2026 (r)	420	386
2.000% due 11/15/2026	200	184
2.250% due 11/15/2024 (p)	965	926
2.375% due 03/31/2029 (p)(r)	1,607,400	1,455,827
2.625% due 02/15/2029 (r)	560	516
2.750% due 02/28/2025 (r)	400	386
2.875% due 05/15/2032	407,480	376,824

Total U.S. Treasury Obligations (Cost $16,643,722)		13,687,925

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	37

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 33.4%

20 Times Square Trust
3.203% due 05/15/2035 ~		$138,309	$133,090

Adjustable Rate Mortgage Trust
2.844% due 09/25/2035 ^~		504	429
2.909% due 01/25/2036 ^~		53	48
3.171% due 05/25/2035 ~		2,522	2,399
3.253% due 08/25/2036 ~		3,209	555
3.320% due 03/25/2036 ~		10,358	3,840
3.444% due 08/25/2036 ~		122	59
3.504% due 06/25/2037 •		285	348
3.553% due 02/25/2036 ^~		1,445	1,056
3.561% due 07/25/2035 ~		1,068	994
3.584% due 03/25/2036 ~		738	264
3.586% due 11/25/2035 ^~		313	250
3.602% due 01/25/2036 ^~		644	571
3.617% due 01/25/2036 ^~		4,066	3,260
3.624% due 11/25/2035 •		2,923	2,684
3.624% due 01/25/2036 •		430	396
3.924% due 11/25/2035 ^~		46	39
4.234% due 01/25/2035 ^~		3,268	2,812
4.234% due 01/25/2035 •		1,864	1,660

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		161,757	136,513

American Home Mortgage Assets Trust
1.804% due 02/25/2047 ~		5,090	2,145
2.024% due 11/25/2046 ~		139,181	45,892
3.274% due 05/25/2046 ^•		6,336	5,235
3.274% due 12/25/2046 ^~		25,480	21,162
3.294% due 10/25/2046 ~		175	98
3.464% due 09/25/2046 ^•		10,701	9,367
3.464% due 06/25/2047 ^~		80	72
6.750% due 06/25/2037 ^þ		12,544	10,511

American Home Mortgage Investment Trust
3.364% due 03/25/2046 ~		7,874	7,055
3.404% due 06/25/2046 ~		11,161	2,734
3.409% due 10/25/2034 ~		1,392	1,361
3.684% due 11/25/2045 ~		167	122
5.191% due 09/25/2035 ~		31,653	14,832
5.345% due 12/25/2035 ~		258	96
5.345% due 11/25/2045 ^•		21,233	10,476
5.908% due 09/25/2035 þ		22,004	12,462

Avon Finance PLC
0.000% due 11/28/2049 (b)(h)	GBP	27,160	27,609
0.000% due 11/28/2049 (h)		1,900	64,742
3.045% due 09/20/2048 •		76,087	84,562
3.428% due 11/28/2049 •		470,804	525,891
3.645% due 09/20/2048 ~		11,604	12,862
4.128% due 11/28/2049 ~		66,994	74,656
4.145% due 09/20/2048 ~		11,605	12,857
4.645% due 09/20/2048 ~		8,778	9,726
4.678% due 11/28/2049 •		28,517	31,778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.528% due 11/28/2049 ~	GBP	17,653	$19,733
6.028% due 11/28/2049 •		22,179	24,558
6.528% due 11/28/2049 ~		23,990	26,463

BAMLL Commercial Mortgage Securities Trust
1.132% due 07/07/2043 ~(a)		$2,809	79
3.418% due 07/07/2043		1,665	1,624

Banc of America Alternative Loan Trust
3.484% due 06/25/2046 ^~		28	23
3.484% due 06/25/2046 ~		1,865	1,553
5.500% due 10/25/2033		2,959	2,780
5.500% due 12/25/2035 ^		59	52
6.000% due 07/25/2034		11,541	10,731
6.000% due 03/25/2036 ^		1,793	1,572
6.000% due 06/25/2046 ^		119	104
6.000% due 07/25/2046 ^		293	234

Banc of America Funding Trust
2.028% due 12/20/2034 ~		251	158
2.534% due 06/20/2035 ^~		370	284
2.605% due 03/20/2036 ~		36	30
2.673% due 03/20/2036 ~		256	219
2.739% due 07/20/2036 ~		2,335	2,208
2.931% due 04/20/2035 ~		139	122
3.008% due 05/20/2034 ~		396	370
3.081% due 05/20/2036 ^~		83	81
3.081% due 09/20/2046 ^~		690	609
3.122% due 05/26/2037 ~		35,575	25,451
3.173% due 11/20/2035 ~		1,337	1,145
3.261% due 05/25/2035 ~		12	11
3.313% due 02/20/2047 ~		2,952	2,700
3.364% due 07/25/2037 ~		10,194	9,473
3.374% due 07/25/2037 ~		8,702	8,094
3.405% due 10/20/2046 ^~		196	164
3.535% due 01/20/2047 ^~		70	66
3.553% due 05/20/2036 ~		69,725	22,991
3.584% due 07/25/2036 ^~		22	17
3.586% due 11/20/2035 ~		2,165	1,854
3.613% due 09/20/2035 ^~		3,405	2,491
3.767% due 09/20/2035 ^~		148	124
3.852% due 06/20/2047 ~		1,630	1,418
4.022% due 09/25/2048 ~		14,013	13,047
4.042% due 09/20/2035 ~		10	9
4.043% due 04/20/2035 ~		9,436	8,417
4.126% due 10/20/2035 ~		2,336	2,169
5.500% due 09/25/2034		13	12
5.500% due 03/25/2036 ^		47	40
6.000% due 09/25/2036 ^		1,168	967
6.000% due 08/25/2037 ^		2,734	2,267
6.000% due 10/26/2037 ~		5,250	4,504
6.388% due 04/25/2037 ^þ		228	201

Banc of America Mortgage Trust
2.121% due 12/25/2033 ~		60	59
2.437% due 02/25/2035 ~		106	100
2.447% due 11/25/2035 ^~		91	82
2.456% due 01/25/2034 ~		104	101
2.496% due 01/25/2036 ^~		72	64

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.540% due 02/25/2035 ~	$108	$105
2.566% due 01/25/2035 ~	6,045	5,859
2.611% due 12/25/2033 ~	25	24
2.667% due 04/25/2033 ~	44	42
2.759% due 02/25/2036 ^~	1,218	1,126
2.765% due 11/25/2035 ^~	147	134
2.957% due 04/25/2035 ^~	146	141
3.038% due 05/25/2034 ~	128	123
3.043% due 05/25/2033 ~	5	5
3.116% due 05/25/2035 ^~	1,837	1,663
3.141% due 11/20/2046 ^~	15	14
3.316% due 06/25/2035 ~	85	74
3.450% due 10/25/2035 ^~	11	11
3.673% due 03/25/2033 ~	89	85
3.681% due 07/25/2034 ~	9	8
3.941% due 07/25/2035 ~	433	403
3.941% due 07/25/2035 ^~	244	227
3.965% due 09/25/2035 ^~	279	248
4.018% due 08/25/2035 ^~	1,457	1,401
4.053% due 09/25/2033 ~	1,099	1,026
4.145% due 08/25/2034 ~	38	38
4.330% due 09/25/2035 ~	4	4
5.500% due 09/25/2035	439	374
5.500% due 09/25/2035 ^	88	75
5.750% due 07/20/2032 ~	3	3
6.000% due 09/25/2037 ^	100	87
6.000% due 07/25/2046 ~	2,169	1,879

BANK
0.461% due 02/15/2061 ~(a)	215,517	3,489

Bayview Commercial Asset Trust
3.504% due 01/25/2037 ~	40	36

BCAP LLC Trust
0.979% due 11/26/2036 ~	5,324	1,843
2.496% due 01/26/2036 ~	1,075	825
2.628% due 09/27/2037 ~	5,303	5,046
2.646% due 05/26/2037 •	3,426	3,241
2.684% due 08/26/2036 ~	10,995	9,470
2.731% due 11/27/2047 ~	26,468	20,284
2.795% due 07/26/2036 ~	315	272
2.804% due 03/26/2035 ~	833	795
2.863% due 02/26/2036 ~	1,681	1,463
2.899% due 05/26/2037 •	9,109	6,555
3.058% due 11/26/2035 ~	188	184
3.114% due 02/26/2036 ~	15	14
3.226% due 06/26/2037 ~	7,420	6,620
3.226% due 06/27/2037 ~	5,462	4,528
3.227% due 10/26/2035 ~	2,176	1,532
3.233% due 05/26/2047 ~	4,315	3,661
3.242% due 12/20/2035 ~	11,584	6,361
3.424% due 01/25/2037 ^~	309	270
3.524% due 05/25/2047 ^•	3,233	3,108
3.644% due 10/26/2035 ~	3,451	3,472
5.250% due 02/26/2036 ~	676	316
5.250% due 04/26/2037	1,220	741
5.750% due 04/25/2037	5,212	2,774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/26/2036 ~	$8,177	$5,283
6.000% due 08/26/2037 ~	7,272	6,686
6.250% due 12/26/2036 ~	6,466	5,469
7.218% due 04/26/2037 ~	4,671	2,662

Bear Stearns Adjustable Rate Mortgage Trust
2.141% due 12/25/2046 •	1,666	1,464
2.400% due 02/25/2036 ~	35	34
2.548% due 02/25/2033 ~	2	2
2.734% due 02/25/2035 ~	658	633
2.791% due 04/25/2034 ~	531	500
2.995% due 05/25/2034 ~	18	17
3.011% due 01/25/2035 ~	96	90
3.018% due 01/25/2035 ~	342	326
3.059% due 08/25/2035 ~	2,041	2,019
3.076% due 10/25/2033 ~	128	121
3.081% due 04/25/2034 ~	288	273
3.146% due 05/25/2037 ~	2,025	1,903
3.233% due 05/25/2047 ^~	2,448	2,247
3.256% due 03/25/2035 ~	519	480
3.280% due 07/25/2036 ^~	1,808	1,571
3.314% due 07/25/2034 ~	113	108
3.335% due 08/25/2047 ^~	1,200	1,016
3.374% due 02/25/2036 ^~	1,723	1,468
3.488% due 01/25/2035 ~	23	21
3.573% due 08/25/2047 ^~	1,710	1,574
3.580% due 09/25/2034 ~	1,049	990
3.626% due 11/25/2034 ~	10	9
3.643% due 08/25/2035 ^~	1,109	933
3.695% due 06/25/2047 ^~	5,125	4,735
3.731% due 11/25/2034 ~	3	3
3.842% due 02/25/2036 ^~	325	301
3.847% due 02/25/2036 ^~	68	65
3.861% due 08/25/2035 ^~	271	253
3.938% due 02/25/2036 ^~	25	22
3.958% due 11/25/2034 ~	339	310
4.250% due 07/25/2034 ~	20	19
4.390% due 08/25/2035 ~	139	126
5.910% due 08/25/2035 ^•	5,535	4,239

Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	39	30
2.717% due 01/25/2035 ~	263	214
2.957% due 04/25/2035 ~	407	402
2.981% due 07/25/2035 ~	22,127	16,233
2.997% due 01/25/2036 ^~	4,166	4,043
2.999% due 05/25/2035 ~	163	154
3.001% due 02/25/2036 ^~	6,989	5,666
3.006% due 02/25/2036 ^~	927	853
3.043% due 01/25/2047 ~	1,725	1,023
3.082% due 11/25/2035 ^~	6,633	4,571
3.125% due 09/25/2034 ~	85	82
3.130% due 11/25/2035 ^~	10,375	8,505
3.130% due 05/25/2036 ~	12,495	10,012
3.133% due 01/25/2036 ~	19,131	18,116
3.134% due 04/25/2035 ~	318	271
3.183% due 04/25/2035 ~	488	453
3.244% due 05/25/2035 ~	796	770

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	39

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.263% due 01/25/2035 ~	$49	$45
3.279% due 06/25/2034 ~	310	288
3.291% due 05/25/2036 ^~	6,899	4,133
3.306% due 05/25/2036 ^~	17	13
3.308% due 02/25/2036 ^~	1,618	1,259
3.322% due 02/25/2034 ~	48	44
3.339% due 10/25/2035 ^~	14,223	12,454
3.341% due 08/25/2036 ^~	247	190
3.387% due 08/25/2034 ~	775	753
3.404% due 02/25/2034 ~	33	30
3.404% due 08/25/2036 ~	10,963	9,546
3.404% due 11/25/2036 ^~	4,757	3,905
3.404% due 06/25/2046 ^~	7,999	6,902
3.479% due 11/25/2036 ~	4,686	2,947
3.494% due 09/25/2047 ^~	20,016	11,043
3.496% due 05/25/2036 ~	12,042	7,382
3.503% due 09/25/2035 ^~	863	399
3.524% due 04/25/2036 ^~	3,631	5,455
3.528% due 04/25/2035 ~	221	212
3.531% due 09/25/2035 ^~	3,980	2,578
3.564% due 02/25/2036 •	2,123	2,087
3.652% due 08/25/2036 ^~	2,975	1,648
3.674% due 03/25/2036 ^~	8,141	6,470
3.724% due 04/25/2034 ~	93	89
3.759% due 04/25/2035 •	6,333	6,255
3.908% due 09/25/2035 ^~	4,912	2,991
3.939% due 06/25/2034 ~	1,747	1,729
4.014% due 11/25/2034 •	7,341	6,180
4.284% due 07/25/2035 ^~	9,035	6,848
4.734% due 09/25/2034 ~	6,446	5,974
4.808% due 09/25/2034 ~	26	26
4.809% due 07/25/2034 ~	4,507	4,477

Bear Stearns Mortgage Funding Trust
3.254% due 03/25/2037 ~	39,559	36,844
3.264% due 06/25/2037 ~	8,405	7,701
3.284% due 09/25/2046 ~	17,511	15,033
3.294% due 06/25/2037 •	42,512	39,414
3.484% due 11/25/2036 ^~	15,472	13,662
3.524% due 08/25/2036 •	8,389	7,437

Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/2046 ^~	128	102
3.432% due 01/26/2036 ^~	6,072	4,713
7.000% due 07/25/2037 ~	29,892	10,904

BellaVista Mortgage Trust
3.493% due 05/20/2045 •	122	79

Benchmark Mortgage Trust
0.665% due 07/15/2053 ~(a)	68,256	2,417
1.566% due 12/17/2053 ~(a)	218,446	17,286
1.915% due 07/15/2053 ~(a)	104,002	8,501

BXP Trust
3.379% due 06/13/2039	28,700	25,821

CFCRE Commercial Mortgage Trust
1.234% due 11/10/2049 ~(a)	150,069	5,096

Chase Mortgage Finance Trust
2.448% due 02/25/2037 ~	22	21

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.885% due 12/25/2035 ^~		$131	$121
2.917% due 06/25/2035 ~		26	26
2.923% due 01/25/2036 ^~		330	286
3.158% due 03/25/2037 ^~		2,877	2,686
3.257% due 06/25/2035 ~		2	2
3.710% due 09/25/2036 ^~		10	8
3.916% due 12/25/2037 ^~		316	278
5.500% due 11/25/2035		671	506
6.000% due 10/25/2036 ^		469	208
6.000% due 11/25/2036		1,765	837
6.000% due 12/25/2036		106	53
6.000% due 02/25/2037 ^		1,310	566
6.000% due 03/25/2037 ^		735	404
6.000% due 05/25/2037 ^		11,710	6,083
6.250% due 10/25/2036 ^		4,389	1,976

ChaseFlex Trust
3.384% due 07/25/2037 •		9,585	9,039
3.644% due 05/25/2037 ~		13,676	13,451
4.453% due 09/25/2036 ~		4,409	3,872
6.300% due 06/25/2036 ^~		10,720	8,840

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
3.764% due 08/25/2037 ~		4,653	4,131
4.123% due 08/25/2037 ^þ		694	578

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	104,798
0.000% due 05/20/2046		9	71,556
2.945% due 03/17/2046 •		575,080	636,009
3.395% due 03/17/2046 ~		125,536	138,648
3.895% due 03/17/2046 ~		116,569	126,757
4.395% due 03/17/2046 ~		71,735	76,952
5.145% due 03/17/2046 ~		35,868	37,558

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.264% due 05/25/2036 ~		$142	124
3.314% due 05/25/2036 •		276	241
3.364% due 01/25/2035 •		168	158
3.384% due 08/25/2035 ~		32	30

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		89	78
6.000% due 08/25/2036		2,474	2,329

Citigroup Commercial Mortgage Trust
1.524% due 10/10/2049 ~(a)		279,202	11,714
3.349% due 02/10/2049		40,000	37,542

Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ^~		827	108
0.000% due 09/25/2060 ~		109,637	80,014

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 09/25/2060 ~(a)	$791,204	$22,602
0.000% due 10/25/2060 ~	60,594	41,752
0.000% due 10/25/2060 ~(a)	1,028,474	19,951
0.000% due 05/01/2061 ~	37,452	23,514
0.000% due 05/01/2061 ~(a)	1,105,522	16,014
0.000% due 08/01/2061 ~	23,424	17,165
0.000% due 08/01/2061 ~(a)	1,266,641	53,998
0.000% due 12/25/2061 «	447,196	361,835
0.000% due 09/25/2064 ~	57	57
0.000% due 03/01/2065 ~	28,118	16,690
0.000% due 03/01/2065 ~(a)	2,049,049	23,484
0.000% due 03/01/2070 ~	19,335	15,167
0.000% due 03/01/2070 ~(a)	322,254	8,694
0.000% due 01/25/2082 (a)	576	571
0.110% due 10/25/2060 ~(a)	920,771	3,573
0.150% due 09/25/2060 ~(a)	722,060	5,603
0.150% due 05/01/2061 ~(a)	1,002,457	7,467
0.150% due 03/01/2070 ~(a)	301,918	1,736
0.151% due 03/01/2065 ~(a)	1,592,478	9,048
0.170% due 08/01/2061 ~(a)	1,165,335	5,278
1.000% due 10/01/2072 «	593	594
1.500% due 10/25/2060 ~	685,030	623,335
1.500% due 03/01/2065 ~	1,559,867	1,369,568
1.500% due 03/01/2070 ~	200,320	185,709
1.750% due 09/25/2060 ~	418,631	374,446
2.000% due 09/25/2060 ~	65,780	52,834
2.000% due 08/01/2061 ~	967,023	886,402
2.125% due 05/01/2061 ~	836,040	749,964
2.250% due 03/01/2065 ~	135,165	103,412
2.359% due 03/25/2034 ~	260	248
2.490% due 03/25/2036 ^•	157	146
2.500% due 10/25/2060 ~	69,657	58,279
2.500% due 05/01/2061 ~	68,073	53,559
2.584% due 04/25/2035 ~	1,094	1,032
2.584% due 08/25/2036 ~	30,685	12,812
2.625% due 08/01/2061 ~	84,146	69,939
2.648% due 10/25/2035 ^~	1,576	810
2.664% due 03/25/2036 ^~	1,220	1,146
2.750% due 09/25/2060	57,244	46,208
2.750% due 03/01/2065 ~	101,375	75,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 03/01/2070 ~	$23,221	$20,329
2.788% due 05/20/2047 •	8,522	7,375
2.810% due 10/25/2046 ^~	1,550	1,414
2.875% due 05/01/2061 ~	55,309	40,168
2.875% due 08/01/2061 ~	58,828	47,016
2.959% due 12/25/2035 ~	6,265	5,234
2.980% due 07/25/2036 ^~	1,135	1,039
3.000% due 10/25/2060 ~	68,367	55,724
3.000% due 03/01/2065 ~	80,097	57,211
3.000% due 03/01/2070 ~	26,154	22,320
3.036% due 03/25/2035 ~	8,164	7,963
3.101% due 05/25/2035 ~	200	192
3.118% due 09/25/2037 ~	636	624
3.125% due 05/01/2061 ~	44,369	30,942
3.136% due 12/25/2035 ^~	212	130
3.154% due 01/25/2037 ~	169	162
3.220% due 03/25/2037 ^~	880	753
3.249% due 06/25/2036 ^~	1,724	1,616
3.250% due 09/25/2060	50,716	41,377
3.250% due 08/01/2061 ~	48,403	37,847
3.286% due 03/01/2065 ~	103,877	68,956
3.302% due 03/25/2037 ~	2,988	2,284
3.314% due 08/25/2035 ~	4,814	4,612
3.366% due 11/25/2036 ~	3,935	2,934
3.377% due 03/25/2052 ~	434,015	372,169
3.434% due 11/25/2036 ^~	12	12
3.451% due 06/25/2036 ~	690	642
3.500% due 10/25/2060 ~	52,242	41,946
3.500% due 05/01/2061 ~	30,998	21,368
3.500% due 03/01/2070 ~	20,531	17,165
3.500% due 10/01/2072 «	320,903	271,855
3.584% due 09/25/2036 •	575	543
3.691% due 10/25/2035 ^~	16	14
3.750% due 08/01/2061 ~	35,744	27,845
3.791% due 05/01/2061 ~	23,096	15,439
3.806% due 11/25/2036 ^~	3,218	2,807
3.810% due 08/25/2035 ~	227	222
3.851% due 11/25/2036 ^~	1,612	1,475
3.878% due 09/25/2037 ~	4,847	4,419
3.890% due 10/25/2060 ~	66,433	51,012
3.933% due 08/25/2035 ~	85	78
3.950% due 05/25/2035 •	16	16
3.960% due 07/25/2036 ~	221	183
4.027% due 09/25/2060 ~	66,282	51,961
4.034% due 09/25/2037 •	2,028	1,709
4.102% due 03/01/2070 ~	21,753	18,425
4.145% due 01/25/2082 ~	265,940	232,833
4.226% due 08/01/2061 ~	28,297	21,814
4.327% due 09/25/2064 ~	102,559	79,941
5.250% due 03/25/2037 ^	2,160	1,684
5.750% due 04/25/2047 ^	3,951	2,387
6.000% due 05/25/2035	2,106	2,028
6.000% due 05/25/2037	2,677	2,124
6.000% due 08/25/2037 ~	11,583	6,898
6.250% due 11/25/2037 ~	1,941	954
6.500% due 10/25/2036 ~	5,693	3,356

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	41

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.265% due 09/25/2035 ^~	$283	$218

CitiMortgage Alternative Loan Trust
2.366% due 02/25/2037 ^~(a)	1,588	94
3.634% due 01/25/2037 ~	8,586	7,030
5.750% due 12/25/2036 ^	285	235
5.750% due 03/25/2037 ^	459	397
5.750% due 04/25/2037	3,672	3,268
6.000% due 07/25/2036 ^	261	227
6.000% due 05/25/2037	9,031	7,993
6.000% due 06/25/2037 ^	3,239	2,870
6.000% due 10/25/2037 ^	1,724	1,485

CNL Commercial Mortgage Loan Trust
3.318% due 05/15/2031 ~	236	225

Commercial Mortgage Trust
0.250% due 04/10/2047 ~(a)	58,814	136
1.246% due 08/10/2047 ~(a)	194,200	2,670
1.453% due 10/10/2049 ~(a)	196,077	7,596
3.140% due 10/10/2036	13,000	11,416
3.546% due 06/10/2047	8,212	8,007
3.550% due 02/10/2049	14,628	14,243
3.955% due 02/10/2047	3,400	3,350
4.228% due 05/10/2051	1,400	1,322

Countrywide Alternative Loan Resecuritization Trust
0.188% due 08/25/2037 ^~	821	436
6.000% due 05/25/2036 ^	57	36
6.000% due 08/25/2037 ^~	1,137	607

Countrywide Alternative Loan Trust
1.866% due 11/25/2035 •(a)	2,577	114
2.016% due 11/25/2035 ^~(a)	2,674	190
2.104% due 12/25/2035 ~	7,851	6,780
2.166% due 08/25/2036 ^~(a)	8,210	661
2.414% due 07/20/2035 ^~	2,246	1,924
2.504% due 08/25/2035 ~	127	117
2.638% due 05/25/2035 ^~	2,017	1,478
2.664% due 08/25/2035 •	3,648	3,227
2.749% due 06/25/2035 ~	227	201
2.798% due 12/25/2035 ~	80	72
2.833% due 03/25/2047 ^~	3,313	2,752
2.870% due 11/25/2035 ^~	235	207
2.914% due 09/25/2034 •	171	161
2.984% due 03/25/2047 ~	3,246	3,005
3.034% due 12/25/2034 ~	5,258	5,416
3.044% due 06/25/2037 ~	68	56
3.154% due 10/20/2035 ~	15,878	11,408
3.173% due 02/20/2047 ^•	14,721	11,384
3.174% due 10/20/2035 •	7,277	5,475
3.183% due 03/20/2047 ~	18,749	14,965
3.188% due 12/20/2046 ^•	34,195	28,157
3.193% due 07/20/2046 ^~	5,594	4,258
3.196% due 02/25/2037 ^~	608	557
3.203% due 09/20/2046 ~	2,743	2,142
3.203% due 02/20/2047 ~	2,818	2,206
3.251% due 12/25/2035 ^~	65	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.294% due 04/25/2047 •	$10,137	$8,116
3.324% due 06/25/2036 ~	864	795
3.354% due 04/25/2047 ~	10,644	7,288
3.364% due 06/25/2037 •	12,615	10,796
3.404% due 06/25/2036 ~	11,127	8,980
3.404% due 11/25/2036 •	10,540	9,921
3.404% due 01/25/2037 ~	21,918	18,835
3.404% due 07/25/2046 •	5,962	5,561
3.404% due 09/25/2047 ~	16,313	14,544
3.413% due 03/20/2046	4,317	3,373
3.413% due 05/20/2046 ^~	21,060	17,729
3.414% due 09/25/2035 ~	1,499	1,144
3.444% due 11/25/2036 ~	4,248	4,696
3.444% due 05/25/2047 •	5,717	4,882
3.454% due 02/25/2037 ^•	316	102
3.464% due 09/25/2046 ^•	19,329	18,042
3.464% due 10/25/2046 ~	2,373	2,120
3.484% due 02/25/2036 ~	1,458	1,258
3.484% due 06/25/2036 ^~	67	32
3.504% due 05/25/2035 ~	3,873	3,495
3.504% due 07/25/2046 •	5,043	4,503
3.524% due 05/25/2035 ~	1,809	1,684
3.524% due 09/25/2047 •	13,246	11,488
3.566% due 08/25/2036 ~	389	355
3.584% due 12/25/2035 ~	28,308	18,616
3.584% due 12/25/2035 ^•	1,574	768
3.584% due 04/25/2036 •	6,115	2,431
3.604% due 07/25/2035 ~	240	211
3.604% due 08/25/2035 ~	7,134	5,086
3.620% due 08/25/2034 ^~	2,472	2,300
3.624% due 02/25/2036 •	925	734
3.624% due 07/25/2036 ~	547	483
3.633% due 11/20/2035 ~	5,460	4,733
3.634% due 11/25/2035 •	2,577	1,256
3.638% due 06/25/2037 ^~	2,685	2,461
3.644% due 08/25/2035 •	1,522	1,356
3.644% due 12/25/2035 ~	328	298
3.644% due 02/25/2037 ~	11,850	9,839
3.644% due 08/25/2047 ^	1,941	1,627
3.664% due 11/25/2035 ~	154	158
3.664% due 02/25/2036 ^~	6,196	5,609
3.664% due 05/25/2036 •	4,002	3,462
3.674% due 11/20/2035 •	20,326	18,143
3.704% due 08/25/2035 ^•	657	565
3.704% due 10/25/2035 •	4	4
3.704% due 11/25/2035 ~	2,948	2,622
3.744% due 10/25/2035 •	1,336	967
3.784% due 09/25/2035 ~	6,437	5,803
3.784% due 12/25/2035 ^•	13,672	11,719
3.884% due 08/25/2035 •	1,148	660
3.884% due 01/25/2036 ^~	1,549	1,463
4.084% due 08/25/2035 ^•	4,030	2,224
4.104% due 10/25/2034 •	5,573	5,599
4.624% due 11/25/2035 ~	3,263	2,722
4.659% due 02/25/2035 ~	2,248	2,227
4.734% due 08/25/2034 •	4,156	4,125

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.734% due 10/25/2034 ~	$3,952	$3,946
5.000% due 08/25/2035 ^	2,917	2,119
5.500% due 03/25/2035	2,338	2,020
5.500% due 05/25/2035	585	435
5.500% due 06/25/2035 ^	136	108
5.500% due 07/25/2035 ^	43	34
5.500% due 08/25/2035	3,412	2,995
5.500% due 09/25/2035 ^	24,724	18,795
5.500% due 11/25/2035 ^	6,870	5,295
5.500% due 12/25/2035 ^	2,702	1,517
5.500% due 01/25/2036 ^	5,183	4,035
5.500% due 01/25/2036	147	92
5.500% due 02/25/2036	30,263	19,784
5.500% due 02/25/2036 ^	595	390
5.750% due 05/25/2036	259	122
5.750% due 08/25/2036 ^	3,806	2,219
5.750% due 03/25/2037	3,751	2,238
5.750% due 06/25/2037	3,045	1,520
5.750% due 07/25/2037 ^	871	565
5.750% due 04/25/2047 ^	2,122	1,322
6.000% due 11/25/2034	3,085	2,911
6.000% due 02/25/2035	19,576	15,661
6.000% due 02/25/2036 ^	29	18
6.000% due 02/25/2036	31,733	19,947
6.000% due 03/25/2036 ^	9,408	4,625
6.000% due 04/25/2036 ^	10,882	5,420
6.000% due 05/25/2036	3,288	1,985
6.000% due 05/25/2036 ^	7,162	3,897
6.000% due 06/25/2036	7,866	4,591
6.000% due 07/25/2036	8,177	5,240
6.000% due 08/25/2036 ^	4,003	2,531
6.000% due 01/25/2037 ^	977	837
6.000% due 02/25/2037 ^	3,335	1,345
6.000% due 03/25/2037 ^	2,355	972
6.000% due 04/25/2037 ^	7,772	4,022
6.000% due 05/25/2037 ^	11,440	5,840
6.000% due 06/25/2037 ^	511	263
6.000% due 08/25/2037 ^•	5,268	2,853
6.250% due 11/25/2036	4,384	2,311
6.250% due 12/25/2036 ^	3,125	1,467
6.250% due 11/25/2046 ^	1,983	1,011
6.500% due 05/25/2036 ^	2,634	1,454
6.500% due 06/25/2036 ^	849	443
6.500% due 08/25/2036 ^	2,449	934
6.500% due 09/25/2036 ^	4,073	2,361
6.500% due 09/25/2036	1,338	807
6.500% due 12/25/2036 ^	2,519	1,223
6.500% due 08/25/2037 ^	10,056	4,554
6.500% due 09/25/2037 ^	18,384	8,070
6.500% due 11/25/2037 ^	7,850	4,108
7.000% due 08/25/2034 ^	170	139
7.000% due 09/25/2036	27,308	7,827
7.250% due 08/25/2032	82	79
7.500% due 12/25/2034 ^	104	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	$603	$563
2.116% due 02/25/2034 ~	99	92
2.121% due 02/20/2036 ^•	4,428	3,712
2.168% due 02/25/2034 ~	8	8
2.328% due 02/25/2035 ~	4,747	3,827
2.330% due 12/25/2033 ~	36	34
2.506% due 09/25/2034 ^~	17	15
2.522% due 02/20/2035 ~	171	170
2.657% due 03/25/2035 ~	391	366
2.713% due 04/25/2035 ~	464	369
2.770% due 03/25/2035 ^~	196	160
2.835% due 01/25/2036 ^~	601	554
2.835% due 01/25/2036 ~	1,920	1,770
2.862% due 04/25/2037 ^~	1,807	1,651
2.879% due 02/25/2047 ^~	8,784	7,612
2.899% due 03/20/2036 ~	4,232	3,964
2.957% due 05/20/2036 ~	5,763	5,307
3.001% due 05/19/2033 ~	103	93
3.022% due 05/20/2034 ~	39	37
3.033% due 09/25/2037 ^~	998	922
3.035% due 11/20/2035 ~	555	500
3.038% due 07/19/2033 ~	347	334
3.058% due 11/25/2037 ~	17,873	16,843
3.065% due 05/25/2034 ~	55	51
3.087% due 02/20/2036 ~	2,886	2,692
3.124% due 05/20/2036 ^~	15,202	14,232
3.130% due 05/20/2036 ^~	2,430	2,004
3.133% due 04/25/2035 ^~	21	17
3.165% due 04/25/2047 ~	5,040	4,485
3.176% due 05/20/2035 ~	595	560
3.192% due 05/20/2036 ^~	1,395	1,277
3.227% due 03/25/2037 ^~	115	101
3.303% due 11/20/2034 ~	140	134
3.316% due 06/20/2036 ~	5,165	4,557
3.322% due 11/25/2037 ~	13,175	11,684
3.339% due 09/25/2047 ^~	846	761
3.349% due 09/20/2036 ^~	764	680
3.354% due 04/25/2035 ~	1,459	1,327
3.383% due 07/25/2034 ~	73	70
3.387% due 04/20/2036 ^~	227	192
3.388% due 08/20/2035 ^~	5,136	4,844
3.472% due 09/20/2035 ~	4,983	4,576
3.476% due 11/25/2037 ~	16,153	14,993
3.484% due 04/25/2046 ~	313	294
3.544% due 05/25/2035 •	244	203
3.551% due 11/20/2035 ~	17,315	14,532
3.584% due 05/25/2036 ^•	2,017	722
3.603% due 10/20/2035 ~	1,393	1,357
3.603% due 10/20/2035 ^~	332	324
3.624% due 03/25/2035 •	315	284
3.638% due 09/20/2035 ~	7,598	6,960
3.642% due 06/25/2047 ^~	3,111	3,052
3.664% due 04/25/2035 ~	3,769	3,319
3.678% due 08/25/2034 ^~	1	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	43

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.678% due 08/25/2034 ~	$4	$4
3.684% due 03/25/2035 ~	1,129	813
3.684% due 05/25/2035 ~	6,646	5,257
3.714% due 10/25/2033 ~	36	34
3.724% due 03/25/2035 ~	10,589	8,982
3.724% due 03/25/2035 •	1,443	1,306
3.744% due 02/25/2035 •	326	271
3.764% due 02/25/2035 •	684	588
3.764% due 03/25/2036 ~	7	4
3.775% due 12/19/2033 ~	6	6
3.784% due 02/25/2036 ^•	2	1
3.824% due 02/25/2035 •	5,923	5,082
3.844% due 09/25/2034 •	77	73
3.865% due 09/20/2034 ~	96	86
3.933% due 09/25/2034 ~	166	162
3.941% due 10/20/2034 ~	2,794	2,692
4.086% due 11/20/2035 ^~	1,209	1,000
5.250% due 12/25/2027 ^	420	275
5.250% due 07/25/2034	150	139
5.500% due 04/25/2035	22	17
5.500% due 08/25/2035	214	125
5.500% due 08/25/2035 ^	1,727	1,057
5.500% due 09/25/2035 ^	1,328	911
5.500% due 10/25/2035 ^	181	121
5.500% due 10/25/2035	80	53
5.500% due 11/25/2035 ^	235	137
5.500% due 01/25/2036	740	489
5.512% due 02/20/2036 ^~	472	413
5.750% due 08/25/2034	168	149
5.750% due 02/25/2036 ^	458	235
5.750% due 02/25/2037 ^	204	106
5.750% due 03/25/2037 ^	2,083	1,072
5.750% due 05/25/2037 ^	327	178
5.750% due 07/25/2037 ^	1,900	993
5.850% due 05/25/2036 ^	2,289	1,119
5.910% due 02/20/2036 ^~	1,007	842
6.000% due 12/25/2035 ^	14	9
6.000% due 02/25/2037 ^	6,082	2,980
6.000% due 03/25/2037 ^	3,660	1,922
6.000% due 04/25/2037 ^	271	149
6.000% due 05/25/2037 ^	3,001	1,474
6.000% due 07/25/2037	4,457	2,148
6.000% due 07/25/2037 ^	2,039	1,102
6.000% due 08/25/2037 ^	737	407
6.000% due 09/25/2037	2,122	1,211
6.000% due 10/25/2037 ^	84	63
6.000% due 01/25/2038 ^	8,177	4,119
6.250% due 09/25/2036 ^	2,067	908
6.250% due 10/25/2036 ^	102	55
6.500% due 11/25/2036 ^	8,263	3,480
6.500% due 05/25/2037 ^	206	107
6.500% due 10/25/2037 ^	15,491	7,357
6.500% due 11/25/2037 ^	3,392	1,386
6.500% due 12/25/2037	21,402	10,140
6.500% due 11/25/2047	12,625	7,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Reperforming REMIC Trust
3.484% due 11/25/2034 ~	$5,586	$5,290
3.484% due 09/25/2035 •	784	700
5.709% due 01/25/2034	16,624	14,459

Credit Suisse First Boston Mortgage Securities Corp.
3.341% due 06/25/2046 ~	272,050	246,988
3.358% due 04/25/2034 ~	2	2
3.734% due 11/25/2031 •	470	321
3.734% due 09/25/2035 ^•	2,473	1,677
4.234% due 11/25/2034 ~	4,557	3,795
4.616% due 11/25/2031 •	198	120
5.250% due 09/25/2035 ^	562	464
5.750% due 04/22/2033	10	9
6.000% due 01/25/2036 ^	2,644	1,701
6.500% due 01/25/2036	354	98
7.000% due 01/25/2036 ^	4,851	812

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.599% due 07/25/2033 ~	17	16
4.053% due 10/25/2033 ~	12	12
5.500% due 10/25/2035 ^	147	89
5.500% due 10/25/2035	2,803	1,567
6.000% due 11/25/2035 ^	228	73

Credit Suisse Mortgage Capital Certificates
2.677% due 04/26/2038 ~	1,550	1,520
2.687% due 04/27/2037 ~	9,643	5,239
2.734% due 07/27/2037 ~	837	724
2.884% due 05/27/2037 •	9,037	7,818
3.013% due 04/26/2047 ~	10,170	6,465
3.366% due 11/26/2036 ~	3,452	2,547
3.817% due 08/27/2037 ~	10,923	9,554
4.000% due 08/27/2037 ~	9,924	9,296
4.441% due 09/26/2036 ~	531	487
5.561% due 04/25/2036 ~	5,755	4,683
6.000% due 04/26/2037 ~	2,633	2,558
6.497% due 02/27/2047 ~	92,218	40,938
7.000% due 08/26/2036	1,875	806

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.584% due 07/25/2036 ~	14,142	6,040
5.000% due 04/25/2037	260	215
5.500% due 03/25/2037 ^	335	194
6.000% due 08/25/2036 ^	3,732	2,055
6.000% due 02/25/2037 ^	1,632	1,016
6.000% due 06/25/2037	2,109	338
6.250% due 08/25/2036 ^	669	308

Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	38,632	32,660
0.000% due 12/25/2054 (h)	26	26
0.000% due 02/25/2056 (h)	248	246
0.000% due 07/25/2057 (h)	248	246
0.000% due 01/25/2058 (h)	207	205
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	670	656
0.000% due 01/27/2059 (h)	435	431

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 01/27/2059 (a)	$797,622	$0
0.000% due 04/25/2059 ~(a)	394,482	24
0.000% due 09/25/2059 ~	32,100	27,938
0.000% due 10/25/2060 (h)	650	646
0.000% due 02/25/2061 ~(a)	326,497	1,942
0.000% due 05/25/2061 (a)	285	284
0.000% due 11/25/2076 (h)	1,450	1,390
0.000% due 11/25/2076 (a)	922,403	0
0.388% due 02/25/2061 ~(a)	272,734	4,440
0.393% due 05/25/2061 ~(a)	500,208	9,278
1.000% due 02/25/2061 ~(a)	170,123	3,506
1.250% due 02/25/2061 ~	170,123	150,670
1.381% due 08/15/2037 ~(a)	142,496	4,338
1.464% due 05/25/2061 ~(a)	556,087	16,489
1.650% due 05/25/2061 ~	377,165	335,601
2.100% due 05/25/2061 ~	40,232	30,978
2.450% due 05/25/2061 ~	33,691	24,828
2.500% due 07/25/2057 ~	402,858	352,376
2.500% due 02/25/2061 ~	27,143	22,312
2.744% due 07/25/2057 ~	21,503	16,552
2.800% due 05/25/2061 ~	28,457	20,300
2.871% due 07/25/2049 ~	821,226	824,918
3.000% due 02/25/2061 ~	20,262	16,460
3.064% due 07/25/2057 ~	333,394	206,345
3.080% due 02/25/2056 ~	1,140,964	943,408
3.139% due 02/25/2061	13,808	12,277
3.228% due 06/25/2048 ~	725,719	644,752
3.237% due 02/25/2061 ~	108,000	71,629
3.250% due 01/27/2059 ~	436,602	409,593
3.250% due 04/25/2059 ~	205,603	195,738
3.255% due 07/25/2058 ~	2,726,903	2,169,139
3.317% due 10/25/2060 ~	1,488,123	1,252,596
3.403% due 09/25/2048 ~	114,817	98,152
3.431% due 10/27/2060 ~(a)	62,658	52,976
3.449% due 07/25/2050 ~	31,209	31,351
3.500% due 05/25/2061	24,697	21,214
3.500% due 11/25/2076 ~	486,543	463,104
3.506% due 05/25/2061 ~	76,541	47,205
3.509% due 06/01/2050 ~	858,348	861,805
3.591% due 01/25/2058 ~	176,416	144,790
3.602% due 04/25/2059 ~	182,996	138,451
3.657% due 07/25/2049	34,578	34,867
3.726% due 10/25/2058 ~	10,728	9,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.831% due 11/25/2076 ~	$430,959	$330,112
3.837% due 10/27/2060 ~	9,135	7,494
3.855% due 01/27/2059 ~	356,200	269,703
3.912% due 04/25/2058 ~	285,446	274,250
3.921% due 12/25/2054 ~	141,656	115,077
4.286% due 09/25/2057 ~	607,215	541,911
4.391% due 12/25/2048 ~	254,792	220,388
4.730% due 09/25/2057 ~	25,567	22,312
4.757% due 05/27/2053 ~	86,357	84,889
5.045% due 09/25/2059 ~	342,984	319,046

CRSNT Commercial Mortgage Trust
0.536% due 04/15/2036 ~(a)	175,301	29

CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	455	443
3.617% due 11/15/2048	10,966	10,703

Cupressus Mortgates Co.
1.000% due 10/24/2050 «	2,000	2,228

DBJPM Mortgage Trust
1.827% due 09/15/2053 ~(a)	63,261	4,612

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.874% due 04/25/2047 •	15,844	14,013
3.212% due 10/25/2035 ~	190	169
3.224% due 07/25/2047 •	7,696	7,030
3.234% due 12/25/2036 •	3,079	2,874
3.234% due 02/25/2047 ~	1,336	821
3.344% due 08/25/2047 •	34,245	30,978
3.384% due 03/25/2037 ^~	13,726	13,236
3.404% due 03/25/2037	17,264	9,495
3.414% due 08/25/2037 ^~	7,222	6,311
3.464% due 08/25/2036 •	2,701	2,535
3.464% due 10/25/2036 ^~	14,544	5,157
3.464% due 08/25/2047 •	10,367	9,381
3.464% due 08/25/2047 ~	447	363
3.484% due 02/25/2047 ~	3,820	3,432
3.644% due 08/25/2036 ~	8,175	7,637
3.784% due 06/25/2037 ^~	46,422	42,259
3.834% due 10/25/2047 •	28,753	23,652
4.434% due 11/25/2035 ~	2,234	2,975
5.250% due 09/25/2035 ~	3,161	2,710
5.500% due 11/25/2035 ^~	38	53
5.500% due 12/25/2035 ^	1,524	1,302

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
3.384% due 04/25/2037 •	14,095	9,894
4.840% due 06/25/2036 ~	7,337	6,309
5.431% due 02/25/2036 ~	2,112	1,886
5.530% due 02/25/2036 ~	3,629	3,242
5.650% due 10/25/2036 ~	10,330	8,820
5.900% due 10/25/2036 ~	4,445	3,786
6.369% due 10/25/2036 ^þ	714	607
6.386% due 10/25/2036 ^þ	113	96
6.420% due 07/25/2036 ^~	3,554	2,932
6.600% due 10/25/2036 þ	3,078	2,627

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.721% due 06/25/2034 ~	5	5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	45

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
2.044% due 04/19/2046 ~		$3,988	$3,553
3.103% due 07/19/2044 ~		294	270
3.173% due 04/19/2047 ^~		73	80
3.180% due 07/19/2044 ~		8	8
3.413% due 03/19/2045 •		307	296
3.493% due 02/19/2045 •		860	832
3.653% due 09/19/2045 •		1,329	867
3.773% due 11/19/2044 •		1,419	1,360
3.793% due 11/19/2044 •		43	40
3.813% due 09/19/2044 •		2,579	2,350

Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	11,872
0.000% due 11/28/2054 «~		27,883	25,003
0.000% due 11/28/2054 «(h)		9,973	9,080
2.678% due 11/28/2054 •		1,214,975	1,339,895
3.028% due 11/28/2054 •		66,488	72,418
3.378% due 11/28/2054 •		55,683	60,171
3.728% due 11/28/2054 ~		49,866	53,189
4.428% due 11/28/2054 ~		36,568	38,784
4.528% due 11/28/2054 ~		13,481	14,750
4.678% due 11/28/2054 ~		22,439	23,458

Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (h)		17,086	15,582
0.000% due 05/28/2054 ~		31,919	28,022
2.828% due 05/28/2054 ~		65,256	72,220
3.128% due 05/28/2054 ~		75,940	83,180
3.528% due 05/28/2054 ~		63,600	69,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.028% due 05/28/2054 ~	GBP	48,412	$52,157
4.528% due 05/28/2054 ~		36,071	38,426
4.778% due 05/28/2054 •		19,933	20,866

E-MAC NL BV
2.405% due 07/25/2036 •	EUR	264	250

EMF-UK PLC
3.206% due 03/13/2046 •	GBP	18,324	20,132

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «		233,176	270,714

Eurohome UK Mortgages PLC
2.893% due 06/15/2044 ~		1,247	1,338

Eurosail PLC
1.094% due 03/13/2045 ~	EUR	210	204
2.386% due 03/13/2045 ~	GBP	617	684
2.397% due 12/15/2044 ~		32	36
2.466% due 03/13/2045		18,500	19,737
2.626% due 09/13/2045 •		27,701	29,424
2.996% due 09/13/2045 ~		27,817	28,787
3.176% due 06/13/2045 ~		2,410	2,676
3.176% due 06/13/2045 •		1,099	1,214

First Horizon Alternative Mortgage Securities Trust
0.000% due 08/25/2035 ^~		$700	621
0.000% due 12/25/2035 ~		1,435	1,197
0.000% due 01/25/2036 ^~		2,750	1,585
2.466% due 04/25/2037 ^•(a)		2,389	264
3.320% due 02/25/2036 ~		68	53
3.454% due 02/25/2037 •		164	51
3.469% due 08/25/2034 ~		72	73
3.543% due 08/25/2035 ~		4	4
3.615% due 02/25/2035 ~		475	450
3.672% due 09/25/2036 ~		2,854	2,202
3.713% due 09/25/2035 ^~		790	700
3.834% due 04/25/2036 ^~		1,389	568
3.905% due 04/25/2036 ^~		867	755
3.922% due 04/25/2035 ~		1,504	1,486
3.923% due 03/25/2035 ~		249	224
5.750% due 02/25/2036 ^		2,505	1,311
6.000% due 11/25/2036		956	358
6.250% due 11/25/2036		1,843	707
6.250% due 08/25/2037 ^		85	39

First Horizon Mortgage Pass-Through Trust
2.625% due 10/25/2035 ~		100	54
2.847% due 05/25/2037 ^~		1,417	636
2.933% due 01/25/2037 ^~		390	255
3.731% due 11/25/2037 ^~		30	17
3.773% due 10/25/2035 ^~		565	541
3.875% due 08/25/2035 ~		39	28
5.750% due 05/25/2037 ^		149	70

Fremont Home Loan Trust
3.909% due 01/25/2034 •		1,553	1,465

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		8,093	7,360

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
2.918% due 03/18/2035 ~		$269	$262
3.023% due 11/19/2035 ^~		146	116
3.132% due 11/19/2035 ~		100	93
3.210% due 03/18/2035 ~		2	2
3.222% due 03/18/2035 ~		278	249
3.602% due 11/19/2035 ~		103	96

Grace Trust
0.390% due 12/10/2040 ~(a)		174,400	3,584

Great Hall Mortgages PLC
1.180% due 06/18/2038 ~	EUR	98	95
1.193% due 03/18/2039 ~		1,570	1,522
2.409% due 06/18/2038 ~	GBP	86	95
3.657% due 06/18/2039 ~		$684	673

GreenPoint Mortgage Funding Trust
3.284% due 03/25/2047 •		10,445	9,389
3.444% due 01/25/2037 ~		6,146	5,325
3.504% due 04/25/2036 ~		7,468	6,352
3.564% due 08/25/2045 •		151	118
3.604% due 10/25/2045 ~		359	350
3.624% due 11/25/2045 ~		45	41
3.704% due 10/25/2045 ~		2,939	2,634
3.724% due 09/25/2046 ^•		4,467	3,612

Grifonas Finance PLC
1.264% due 08/28/2039 ~	EUR	19,010	17,303

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	1,121

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	45,071

GS Mortgage Securities Trust
0.000% due 03/10/2044 ~(a)		495	0
0.093% due 08/10/2044 ~(a)		1,865	0
0.579% due 08/10/2043 ~(a)		17,233	171
0.670% due 08/10/2046 ~(a)		90,091	270
0.693% due 11/10/2049 ~(a)		118,300	2,206
3.120% due 05/10/2050		1,309	1,281
3.278% due 10/10/2048		4,273	4,161
3.365% due 11/10/2047		3,223	3,162
3.801% due 01/10/2047		6,496	6,384

GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		473	459
0.000% due 06/25/2061 ~(a)		725,030	16,791
0.000% due 01/25/2062 (a)		1,642	1,613
0.655% due 03/25/2052 ~(a)		281,200	8,694
1.625% due 06/25/2061 ~		245,056	221,418
2.250% due 06/25/2061 ~		24,938	20,264
2.500% due 03/25/2052 ~		279,993	222,546
2.500% due 06/25/2061 ~		24,253	18,962
2.750% due 06/25/2061 ~		19,676	14,725
2.969% due 03/25/2052 ~		3,866	1,210
3.155% due 03/25/2052 ~		20,856	15,662
3.673% due 01/25/2062		1,054,660	964,156
3.824% due 06/25/2061 ~		55,798	41,358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSC Capital Corp. Mortgage Trust
3.484% due 02/25/2036 ^•	$4,866	$4,506

GSMPS Mortgage Loan Trust
3.434% due 01/25/2035 •	17,423	15,740
3.434% due 03/25/2035 ~	2,626	2,545
3.484% due 06/25/2034 ~	28,122	24,316
7.061% due 10/20/2032 ~	10,529	9,084

GSMSC Pass-Through Trust
4.172% due 09/25/2036 ^~	723	275
7.500% due 10/25/2036 ~	1,024	253

GSMSC Resecuritization Trust
2.579% due 02/26/2037 •	26,660	23,718
2.584% due 04/26/2037 ~	50,886	24,104
3.224% due 10/26/2036 •	12,881	11,789

GSR Mortgage Loan Trust
2.669% due 04/25/2035 ~	28	26
2.681% due 01/25/2035 ~	11	9
2.739% due 04/25/2036 ~	832	599
2.741% due 01/25/2036 ^~	16	16
2.842% due 05/25/2035 ~	2,868	2,399
2.864% due 03/25/2037 ^~	464	409
2.889% due 01/25/2036 ^~	1,931	1,901
2.979% due 05/25/2037 ~	984	579
2.989% due 05/25/2035 ~	486	370
2.997% due 01/25/2035 ~	237	222
3.010% due 07/25/2035 ~	1,003	765
3.025% due 04/25/2035 ~	81	78
3.031% due 05/25/2035 ~	628	544
3.058% due 11/25/2035 ~	8	8
3.157% due 07/25/2035 ~	1,115	670
3.193% due 11/25/2035 ~	13	12
3.197% due 10/25/2035 ^~	313	292
3.375% due 07/25/2035 ~	174	169
3.501% due 08/25/2034 ~	213	205
3.508% due 08/25/2034 ~	486	467
3.534% due 07/25/2037 ^~	139	28
3.598% due 05/25/2037 ~	2,142	1,994
3.604% due 08/25/2046 ~	25,801	9,112
3.760% due 04/25/2032 •	9	8
3.813% due 08/25/2034 ~	22	20
3.933% due 09/25/2034 ~	6	6
4.112% due 12/25/2034 ~	366	107
4.119% due 11/25/2035 ~	167	101
4.144% due 09/25/2035 ~	291	275
5.000% due 07/25/2036	65	48
5.500% due 03/25/2036 ^	710	803
5.500% due 03/25/2036	341	347
5.500% due 01/25/2037 ^	667	1,222
5.750% due 02/25/2036 ^	307	270
6.000% due 11/25/2035	246	116
6.000% due 02/25/2036 ^	363	183
6.000% due 03/25/2036	10,618	4,523
6.000% due 06/25/2036 ^	526	803
6.000% due 07/25/2036	1,678	1,034
6.000% due 09/25/2036 ^	1,317	634

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	47

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2037 ^		$41	$28
6.250% due 10/25/2036 ^		11,646	10,419
6.500% due 09/25/2036 ^		1,230	627
6.500% due 10/25/2036 ^		567	279

HarborView Mortgage Loan Trust
1.954% due 12/19/2036 ^~		6,112	5,478
2.719% due 06/19/2045 ^~		3,851	1,947
3.173% due 11/19/2036 •		4,443	4,007
3.183% due 09/19/2037 ~		8,414	7,446
3.198% due 12/19/2036 ~		33,073	28,050
3.233% due 12/19/2036 ^~		2,438	2,262
3.236% due 07/19/2035 ^~		1,111	836
3.253% due 03/19/2037 ~		24,031	21,691
3.293% due 01/25/2047		10,649	9,300
3.330% due 06/19/2036 ^~		103	57
3.333% due 12/19/2036 ^~		53	45
3.341% due 11/19/2034 ~		17	16
3.373% due 02/19/2046 ~		1,646	1,369
3.388% due 08/19/2036 ^~		414	367
3.413% due 11/19/2036 ~		3,494	2,969
3.473% due 01/19/2036 ^•		116	108
3.493% due 01/19/2036 ~		386	242
3.533% due 07/19/2045 ~		7,591	6,875
3.553% due 02/19/2036 ~		4,083	2,254
3.553% due 10/20/2045 ~		6,972	4,417
3.556% due 08/19/2034 ~		577	577
3.573% due 07/19/2045 •		39	34
3.613% due 11/19/2035 ~		850	668
3.613% due 08/19/2045 •		292	269
3.633% due 01/19/2035 •		161	135
3.635% due 12/19/2035 ~		128	115
3.653% due 09/19/2035 ~		1,077	799
3.656% due 12/19/2035 ^~		1,609	949
3.689% due 06/19/2034 ~		18	17
3.693% due 01/19/2035 ~		895	790
3.701% due 12/19/2035 ^~		4	4
3.753% due 01/19/2035 ^~		167	149
3.773% due 12/19/2034 ^~		3,327	2,956
3.793% due 11/19/2034 •		74	69
3.793% due 11/19/2034 ~		48	42
3.793% due 12/19/2034 ^~		36	32
3.813% due 12/19/2034 ^•		12,973	10,833
3.853% due 11/19/2034 •		13,318	9,996
3.936% due 06/19/2036 ^~		289	145
4.084% due 10/25/2037 •		12,541	12,105

Harbour PLC
3.275% (SONIO/N + 1.500%) due 01/28/2054	GBP	21,701	22,627

Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	2,015
2.828% due 11/05/2035		71,800	69,396

Hipocat FTA
0.118% due 07/15/2036 ~	EUR	74	71

HomeBanc Mortgage Trust
4.059% due 12/25/2034 ~		$231	216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPLY Trust
5.168% due 11/15/2036 ~		$4,211	$3,988

HSI Asset Loan Obligation Trust
3.098% due 01/25/2037 ^~		882	641
3.428% due 09/25/2037 ^~		9,758	8,537
3.897% due 09/25/2037 ^~		1,070	960
3.977% due 01/25/2037 ~		2,641	2,058

HSI Asset Securitization Corp. Trust
4.044% due 07/25/2035 ~		900	874
4.074% due 07/25/2035 ~		1,528	1,321

IM Pastor Fondo de Titluzacion Hipotecaria
1.240% due 03/22/2044 •	EUR	14,906	13,382

Impac CMB Trust
3.364% due 10/25/2035 ~		$5,138	4,770
3.604% due 04/25/2035 ~		1,586	1,486
3.724% due 09/25/2034 •		38	37
3.724% due 03/25/2035 •		4,615	4,269

Impac Secured Assets Trust
3.484% due 05/25/2036 ~		24	24
3.564% due 03/25/2037 ~		36,226	31,673
3.564% due 09/25/2037 ^•		6,595	5,492
3.784% due 05/25/2036 •		346	304
3.804% due 09/25/2037 ~		9,731	7,969
5.184% due 05/25/2036 •		526	516
5.450% due 03/25/2033 ~		2,140	2,027

IndyMac Adjustable Rate Mortgage Trust
3.293% due 01/25/2032 ~		5	5

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037 ^		1,836	895

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,661	7,374
6.500% due 09/25/2037 ^		93	58

IndyMac INDA Mortgage Loan Trust
2.859% due 11/25/2035 ^~		250	194
2.958% due 11/25/2037 ~		8,232	6,906
2.990% due 01/25/2036 ~		76	71
3.014% due 03/25/2037 ^~		831	702
3.053% due 01/25/2036 ~		1,627	1,318
3.152% due 09/25/2036 ~		2,976	2,236
3.579% due 09/25/2037 ~		10,208	5,318

IndyMac INDX Mortgage Loan Trust
2.432% due 04/25/2035 ~		9	9
2.752% due 05/25/2036 ~		14,546	9,675
2.755% due 01/25/2036 ^~		53	49
2.784% due 01/25/2035 ~		358	345
2.822% due 06/25/2037 ^~		9,971	8,303
2.891% due 06/25/2035 ^~		55	43
2.959% due 06/25/2037 ~		4,314	2,508
2.998% due 08/25/2035 ~		2,006	1,803
3.003% due 05/25/2037 ^~		3,694	3,033
3.019% due 11/25/2035 ^~		2,405	2,136
3.041% due 12/25/2035 ^~		1,078	715
3.042% due 12/25/2035 ~		5,696	4,556
3.047% due 10/25/2035 ~		161	133

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.064% due 06/25/2036 ~	$204	$141
3.075% due 06/25/2036 ~	526	465
3.080% due 11/25/2035 ^~	7,177	5,260
3.081% due 05/25/2037 ~	42,747	37,602
3.083% due 07/25/2037 ~	18,356	12,289
3.104% due 06/25/2036 ~	21,723	16,042
3.116% due 03/25/2035 ~	19	17
3.144% due 05/25/2036 ^~	9,498	8,815
3.170% due 05/25/2037 ^~	18,130	12,453
3.190% due 08/25/2035 ~	3,517	2,920
3.190% due 08/25/2035 ^~	1,703	1,413
3.204% due 03/25/2035 ~	122	118
3.229% due 09/25/2035 ^~	1,584	1,360
3.251% due 01/25/2037 ~	4,000	3,310
3.257% due 08/25/2037 ^~	62	49
3.323% due 07/25/2036 ~	6,467	5,059
3.324% due 07/25/2036 ~	5,980	5,509
3.334% due 02/25/2037 ~	15,659	10,604
3.344% due 10/25/2036 •	60	53
3.357% due 02/25/2036 ~	2,716	2,044
3.384% due 06/25/2037 ^~	8,557	3,537
3.459% due 09/25/2036 ~	63	45
3.464% due 09/25/2046 ~	1,318	1,167
3.484% due 10/25/2036 •	2,336	2,104
3.484% due 06/25/2046 ~	13,688	11,752
3.484% due 11/25/2046 ~	17,478	16,167
3.504% due 04/25/2046 •	4,815	4,190
3.504% due 05/25/2046 •	31,271	27,919
3.524% due 04/25/2046 •	5,269	4,594
3.544% due 04/25/2035 ~	337	304
3.544% due 07/25/2046 ~	1,218	1,295
3.544% due 09/25/2046	5,364	5,199
3.564% due 04/25/2035 •	4,495	3,819
3.564% due 06/25/2037 ~	13,384	11,980
3.590% due 07/25/2035 ~	4,613	2,795
3.604% due 07/25/2035 ~	12,026	8,559
3.644% due 03/25/2035 ~	267	260
3.644% due 07/25/2035 •	1,956	1,407
3.724% due 02/25/2035 ~	128	113
3.724% due 07/25/2045 ~	156	125
3.764% due 02/25/2035 •	840	726
3.884% due 08/25/2034 ~	60	52
3.884% due 11/25/2034 •	5	4
3.964% due 09/25/2034 ~	60	53
4.644% due 10/25/2036 ~	7,175	4,091

JP Morgan Alternative Loan Trust
2.934% due 05/25/2036 ^~	657	415
5.843% due 05/26/2037 ~	23,505	1,949
6.500% due 12/25/2036 þ	39,295	30,589
6.810% due 08/25/2036 ^þ	17,473	16,276

JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	1,886
1.354% due 04/15/2046 ~(a)	112,146	344
1.518% due 08/15/2049 ~(a)	149,361	5,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
2.099% due 02/25/2034 ~	$2	$2
2.612% due 07/25/2035 ~	244	231
2.650% due 02/25/2035 ~	6	6
2.722% due 06/25/2035 ~	44	36
2.754% due 04/25/2036 ^~	749	651
2.800% due 10/25/2033 ~	30	27
2.815% due 06/25/2035 ~	49	48
2.862% due 04/25/2035 ~	39	37
2.873% due 05/25/2036 ^~	7	6
2.949% due 02/25/2036 ^~	1,775	1,429
3.019% due 04/25/2036 ^~	5,200	4,814
3.019% due 04/25/2036 ~	364	343
3.063% due 12/26/2037 ~	5,138	4,228
3.085% due 08/25/2036 ~	6,107	5,201
3.118% due 07/25/2035 ~	706	671
3.132% due 10/25/2036 ^~	769	656
3.164% due 04/25/2037 ^~	3,985	3,527
3.167% due 10/25/2035 ~	6	5
3.168% due 06/25/2037 ^~	2,840	2,202
3.183% due 05/25/2036 ~	599	521
3.184% due 11/25/2035 ^~	3,772	3,176
3.185% due 04/25/2035 ~	107	103
3.186% due 11/25/2035 ~	128	115
3.258% due 01/25/2037 ^~	326	283
3.262% due 05/25/2036 ~	1,913	1,611
3.262% due 05/25/2036 ^~	308	260
3.275% due 06/25/2036 ^~	136	101
3.288% due 10/25/2035 ^~	203	170
3.314% due 07/25/2035 ~	120	113
3.326% due 04/25/2037 ^~	434	375
3.327% due 11/25/2035 ~	13	11
3.341% due 08/25/2035 ~	2	2
3.373% due 10/25/2036 ~	291	223
3.396% due 06/25/2036 ^~	1,033	785
3.458% due 06/25/2037 ^~	251	207
3.465% due 07/25/2035 ~	6	6
3.512% due 08/25/2036 ^~	2,266	1,916
3.555% due 08/25/2036 ^~	479	412
3.646% due 10/25/2036 ^~	734	576
3.940% due 07/25/2035 ~	58	57
3.961% due 08/25/2035 ^~	726	625
3.967% due 10/25/2035 ~	224	219
3.985% due 08/25/2035 ~	591	574
4.032% due 09/25/2035 ~	164	147
4.040% due 10/25/2037 ~	6,332	5,349
5.500% due 09/25/2035	2,165	1,745
5.500% due 01/25/2036 ^	610	330
5.500% due 08/25/2037 ^	2,106	1,158
5.750% due 03/25/2037 ^	345	157
6.000% due 10/25/2034	2,381	1,956
6.000% due 07/25/2036 ^	2,474	1,500
6.000% due 06/25/2037 ^	11,321	6,148
6.000% due 08/25/2037	1,181	683
6.000% due 08/25/2037 ^	81	47
6.500% due 09/25/2035	192	144
7.000% due 08/25/2037 ^	797	457

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	49

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Resecuritization Trust
2.784% due 11/26/2036 ~		$9,162	$8,629

JPMBB Commercial Mortgage Securities Trust
0.519% due 08/15/2046 ~(a)		39,289	70

JPMDB Commercial Mortgage Securities Trust
0.879% due 12/15/2049 ~(a)		181,522	4,494

Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	18,099
0.000% due 10/28/2051 (h)		10,711	9,377
2.575% due 10/28/2051 •		319,117	353,678
3.175% due 10/28/2051 ~		21,423	23,454
3.525% due 10/28/2051 ~		21,423	23,275
3.975% due 10/28/2051 ~		12,854	13,889
4.775% due 10/28/2051 •		7,141	7,689
6.775% due 10/28/2051 •		12,139	12,275

Kinbane DAC
0.000% due 09/25/2062 ~	EUR	114,847	107,404

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	20,437
2.250% due 02/22/2045		26,742	20,582
2.907% due 02/22/2045 •		210,039	227,447
4.107% due 02/22/2045 •		82,543	85,485

Landmark Mortgage Securities PLC
1.263% due 06/17/2039 ~	EUR	1,000	926
2.180% due 04/17/2044 ~	GBP	18,358	19,154
3.066% due 06/17/2039 •		5,051	5,290

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$825,481	5,900
0.000% due 07/25/2057 (h)		904	896
0.000% due 07/25/2057 ~		269,916	242,356
0.000% due 04/25/2058 ~		491	484
0.000% due 01/28/2070 ~		5,440	2,543
1.217% due 12/26/2057 ~(a)		140,036	1,379
2.905% due 04/25/2058 ~		53,142	40,023
3.026% due 12/25/2056 ~		819,932	686,795
3.618% due 06/25/2057 ~		118,816	107,383
3.750% due 04/25/2058 ~		152,964	147,659
4.000% due 02/25/2058 ~		226,977	223,461
4.000% due 04/25/2058 ~		53,302	44,324
4.037% due 08/26/2058 ~		178,636	156,968
4.052% due 01/25/2058 ~		191,765	169,759
4.231% due 02/25/2058 ~		132,995	112,924
4.243% due 01/28/2070 •		199,241	199,001
4.250% due 02/25/2058 ~		132,996	126,730
4.250% due 08/26/2058 ~		178,637	166,821
4.467% due 12/26/2057 ~		273,773	228,527
4.500% due 02/25/2058 ~		132,996	121,335
6.400% due 01/28/2070 ~		362,480	339,569

Lehman Mortgage Trust
3.504% due 12/25/2036 •		5,824	1,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.616% due 03/25/2037 ^•(a)		$12,568	$1,786
3.684% due 07/25/2036 •		4,885	1,820
3.984% due 12/25/2035 ^~		617	386
4.736% due 12/25/2035 ~		2,901	634
4.945% due 07/25/2037 ~		2,924	1,665
5.097% due 01/25/2036 ^~		966	937
5.500% due 12/25/2035 ^		30	17
5.913% due 04/25/2036 ^~		3,337	2,252
6.000% due 08/25/2037		1,712	1,551
6.500% due 09/25/2037 ^		4,650	1,782

Lehman XS Trust
3.464% due 11/25/2046 ~		159	138
3.484% due 08/25/2046 ^~		8,678	8,428
3.484% due 11/25/2046 ^•		11,382	10,390
3.484% due 03/25/2047 ~		1,289	1,144
3.484% due 07/25/2047 ^•		8,987	8,576
3.504% due 09/25/2046 ~		90	86
3.684% due 12/25/2035 ^•		7	5
5.610% due 07/25/2035 ^þ		682	595

Ludgate Funding PLC
1.849% due 01/01/2061 •	GBP	4,403	4,617
2.289% due 01/01/2061 •		5,832	6,203
2.768% due 12/01/2060 •		3,693	3,855

Luminent Mortgage Trust
3.424% due 12/25/2036		$11,135	9,866
3.484% due 02/25/2046 •		81	62

LUXE Commercial Mortgage Trust
5.068% due 10/15/2038 •		28,799	26,907
5.168% due 11/15/2038 •		15,200	14,217
5.568% due 10/15/2038 ~		38,383	35,777

Manhattan West Mortgage Trust
0.283% due 09/10/2039 ~(a)		807,900	7,475

Mansard Mortgages PLC
2.887% due 12/15/2049 •	GBP	8,178	8,786

MASTR Adjustable Rate Mortgages Trust
1.789% due 09/25/2034 ~		$66	61
2.190% due 12/25/2033 ~		34	33
2.283% due 05/25/2034 ~		93	87
2.500% due 01/25/2034 ~		120	104
2.633% due 07/25/2035 ^~		683	611
2.777% due 11/25/2036 ~		42	26
2.835% due 10/25/2032 ~		39	37
2.862% due 07/25/2035 ^~		153	138
3.022% due 09/25/2035 ^~		731	479
3.125% due 12/25/2033 ~		19	18
3.151% due 01/25/2036 ~		2,980	2,806
3.214% due 04/21/2034 ~		16	15
3.216% due 06/25/2035 ~		48	43
3.269% due 09/25/2033 ~		372	348
3.301% due 12/21/2034 ~		55	52
3.375% due 10/25/2034 ~		153	141
3.564% due 05/25/2037 ~		818	377
3.704% due 09/25/2037 ~		63	62
3.764% due 05/25/2047 ^~		5,903	4,905

50	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.819% due 11/21/2034 ~	$175	$169
4.125% due 07/25/2034 ~	342	328
4.184% due 09/25/2037 ~	14,481	6,938

MASTR Alternative Loan Trust
5.500% due 07/25/2034	1,045	994
5.500% due 08/25/2034	1,862	1,718
7.000% due 06/25/2034	14	13

MASTR Asset Securitization Trust
5.500% due 06/26/2034	8	7
6.000% due 06/25/2036 ^~	1,138	809
6.000% due 06/25/2036 ^	144	99

MASTR Reperforming Loan Trust
3.434% due 05/25/2035 ~	1,668	915
3.444% due 07/25/2035 ^~	17,906	9,210
4.038% due 05/25/2036 ~	155	125

MASTR Seasoned Securitization Trust
2.280% due 05/25/2032 ~	174	168
3.385% due 10/25/2032 ~	139	138
3.737% due 10/25/2032 ~	11	11
4.321% due 10/25/2032 ~	78	75
6.500% due 08/25/2032 ~	26	24

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.518% due 11/15/2031 •	104	101
3.558% due 09/15/2030 ~	209	206

Merrill Lynch Alternative Note Asset Trust
3.075% due 06/25/2037 ^~	25,297	15,321
3.484% due 03/25/2037 ~	3,351	1,163
3.484% due 03/25/2037 •	4,712	1,403
3.684% due 03/25/2037 ~	226	69

Merrill Lynch Mortgage Investors Trust
2.463% due 09/25/2033 ~	5	5
2.522% due 07/25/2030 ~	294	287
2.611% due 03/25/2036 ^~	1,987	1,123
2.707% due 04/25/2035 ~	35	32
2.724% due 02/25/2033 ~	15	14
2.726% due 02/25/2034 ~	43	42
2.753% due 06/25/2037 ~	120	113
2.766% due 02/25/2035 ~	836	796
2.833% due 12/25/2034 ~	8	8
2.850% due 12/25/2034 ~	148	142
2.850% due 02/25/2036 ~	1	1
2.908% due 05/25/2036 ^~	168	141
2.957% due 05/25/2036 ~	123	120
2.968% due 01/25/2029 ~	2,598	2,503
3.023% due 07/25/2035 ^~	313	175
3.040% due 07/25/2035 ^~	452	401
3.068% due 05/25/2036 ~	6	5
3.101% due 05/25/2029 ~	52	49
3.164% due 01/25/2029 ~	2	2
3.325% due 12/25/2035 ^~	41	28
3.328% due 05/25/2034 ~	62	57
3.435% due 01/25/2030 ~	6	5
3.515% due 01/25/2029 ~	160	148
3.544% due 04/25/2029 ~	388	361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.544% due 03/25/2030 •	$58	$54
3.619% due 08/25/2036 ~	1,558	1,550
3.731% due 09/25/2029 ~	103	99
3.744% due 06/25/2028 ~	853	791
3.744% due 11/25/2029 •	844	762
3.764% due 04/25/2028 •	6	6
3.844% due 09/25/2035 ^~	32	27
4.683% due 03/25/2030 ~	145	129
4.863% due 10/25/2028 •	21	21
4.883% due 11/25/2029 ~	28	26
6.250% due 10/25/2036	1,872	969

Merrill Lynch Mortgage Trust
0.000% due 02/12/2051 ~(a)	4,128	0

Merrill Lynch Mortgage-Backed Securities Trust
3.509% due 06/25/2037 ^~	6	4
5.880% due 08/25/2036 ^•	4,043	3,642

Morgan Stanley Bank of America Merrill Lynch Trust
1.083% due 02/15/2047 ~(a)	28,345	218
1.325% due 11/15/2045 ~(a)	17	0
3.040% due 04/15/2048	3,205	3,130

Morgan Stanley Capital Trust
0.414% due 11/12/2049 ~(a)	2,778	0
1.003% due 07/15/2053 ~(a)	54,413	3,017
1.967% due 07/15/2053 ~(a)	108,858	11,271
2.509% due 04/05/2042 ~	2,000	1,560
3.340% due 03/15/2049	7,729	7,456

Morgan Stanley Mortgage Loan Trust
1.993% due 06/25/2037 ~	11,982	6,966
2.469% due 08/25/2034 ~	616	583
2.598% due 01/25/2035 ~	300	278
2.654% due 07/25/2034 ~	126	126
2.720% due 07/25/2035 ~	156	139
2.922% due 11/25/2035 ~	71	40
2.963% due 07/25/2034 ~	78	74
3.069% due 11/25/2037 ^~	1,883	1,695
3.220% due 05/25/2036 ^~	8,534	5,218
3.225% due 09/25/2034 ~	577	545
3.243% due 07/25/2035 ^~	51	46
3.315% due 06/25/2036 ~	313	309
3.364% due 01/25/2036 •	1,165	658
3.587% due 09/25/2035 ^~	42	31
3.596% due 10/25/2034 ~	32	31
3.710% due 08/25/2034 ~	2	2
5.500% due 11/25/2035 ^	46	40
6.000% due 08/25/2037 ^	279	126
6.293% due 09/25/2034 ~	437	429
7.013% due 08/25/2036 ^þ	6,088	1,515

Morgan Stanley Re-REMIC Trust
1.604% due 06/26/2047 •	520	418
1.609% due 06/26/2047 ~	41,318	35,018
1.629% due 04/26/2047 •	32,847	22,452
3.836% due 04/26/2047 ~	3,678	2,227
5.250% due 05/26/2037 ~	7,332	4,287
6.250% due 08/26/2047 ~	11,163	6,973

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	51

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mortgage Equity Conversion Asset Trust
4.580% due 05/25/2042 ~		$67,723	$66,512

MortgageIT Mortgage Loan Trust
3.544% due 06/25/2047 •		12,483	11,553
3.584% due 11/25/2035 •		4,450	3,713

MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	920
1.049% due 09/05/2047 ~(a)		53,100	2,166

NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		478	406
6.500% due 02/25/2035 ^		1,497	1,321

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		29,500	26,113

New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		594	587
3.469% due 05/01/2058 ~		282,952	245,436

Newgate Funding PLC
1.600% due 12/15/2050 ~	EUR	414	385
2.137% due 12/01/2050 ~	GBP	1,628	1,706
2.250% due 12/15/2050 ~	EUR	2,248	1,910
2.500% due 12/15/2050 ~		3,762	2,957
3.743% due 12/15/2050 •	GBP	11,933	12,208
3.993% due 12/15/2050 ~		3,372	3,310

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.991% due 10/25/2035 ~		$352	228
3.624% due 02/25/2036 ^~		372	277
3.644% due 08/25/2034 ~		1,584	1,565
3.644% due 04/25/2037 •		104	73
3.750% due 02/25/2036 ~		655	502
5.500% due 05/25/2033		1	1
5.659% due 03/25/2035 þ		1	1
6.000% due 05/25/2033		3	2
6.215% due 08/25/2036 ^~		6,570	1,381
6.431% due 08/25/2036 ^~		2,803	589
7.000% due 04/25/2033		6	5

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		116,963	92,571
2.908% due 10/26/2036 ~		4,264	3,742
3.672% due 10/25/2036 ~		7,139	5,291
3.984% due 07/25/2036 ~		3,121	2,990
6.000% due 07/26/2037		14,300	5,436

NovaStar Mortgage Funding Trust
0.391% due 09/25/2046 •		4,391	4,220
0.391% due 09/25/2046 ~		63,984	22,999

PHH Alternative Mortgage Trust
6.000% due 02/25/2037		3,042	2,503

Prime Mortgage Trust
7.000% due 07/25/2034		129	111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	$3,308
0.000% due 10/29/2054 (b)(h)		85,302	77,814
0.688% due 10/29/2054 •		385,706	377,186
1.138% due 10/29/2054 •		52,929	51,759
1.338% due 10/29/2054 ~		38,495	37,631
1.988% due 10/29/2054 •		28,871	28,198
3.238% due 10/29/2054 •		24,059	23,466

RBSSP Resecuritization Trust
2.694% due 03/26/2037 •		$31,858	26,436
2.829% due 02/28/2047 ~		13,429	9,640
2.899% due 08/26/2045 •		114	110
3.162% due 10/26/2036 ~		7,781	7,431
3.265% due 09/28/2047 ~		97,620	68,168
3.342% due 12/26/2036 ~		11,931	11,473
3.355% due 03/26/2036 ~		6,438	4,206
3.649% due 12/26/2036 ^~		2,442	1,989
4.194% due 12/26/2037 •		21,310	18,840

Real Estate Asset Liquidity Trust
3.641% due 06/14/2061	CAD	58,811	41,715

Regal Trust
1.993% due 09/29/2031 ~		$29	28

Residential Accredit Loans, Inc. Trust
2.104% due 01/25/2046 ^~		10,856	9,382
2.464% due 09/25/2045 ~		362	324
2.604% due 08/25/2035 •		166	140
2.634% due 11/25/2037 ~		7,283	6,489
3.234% due 02/25/2047 •		11,317	4,552
3.334% due 02/25/2036 ^~		7,071	4,591
3.384% due 08/25/2035 ~		2,581	1,995
3.384% due 04/25/2037 •		2,821	2,163
3.414% due 03/25/2037 ~		160	31
3.424% due 01/25/2037 ~		2,719	2,289
3.444% due 05/25/2036 ~		6,342	5,687
3.444% due 07/25/2036 ~		22,505	10,225
3.444% due 09/25/2036 ~		7,230	6,588
3.444% due 11/25/2036 ~		2,139	1,390
3.444% due 01/25/2037 ^•		605	447
3.444% due 06/25/2046 •		27,286	6,615
3.454% due 04/25/2035 ~		8,631	6,478
3.464% due 09/25/2036 ^~		3,350	3,139
3.484% due 06/25/2036 ~		146	107
3.484% due 05/25/2047 ~		1,944	1,754
3.494% due 09/25/2046 ~		2,395	2,238
3.514% due 05/25/2046 ~		12,247	10,409
3.584% due 07/25/2035 ~		1,102	1,024
3.604% due 12/25/2045 •		11,041	8,577
3.624% due 05/25/2046 ^•		716	576

52	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.644% due 12/25/2045 •		$297	$225
3.684% due 08/25/2036 •		4,139	3,454
3.778% due 08/25/2035 ^~		560	234
3.784% due 11/25/2035 •		2,624	2,210
3.816% due 12/26/2034 ^~		140	71
4.097% due 07/25/2035 ~		2,917	1,736
4.180% due 07/25/2035 ~		5,280	3,791
4.208% due 12/25/2035 ^~		7,715	6,384
5.500% due 08/25/2035 ^		20	17
5.500% due 06/25/2037		3,689	2,936
6.000% due 08/25/2035 ^		415	347
6.000% due 10/25/2035 ^		5,938	2,512
6.000% due 12/25/2035 ^		1,932	1,632
6.000% due 08/25/2036 ^		11,837	9,368
6.000% due 09/25/2036		2,172	1,697
6.000% due 01/25/2037		87	70
6.000% due 02/25/2037 ^		8,844	6,844
6.000% due 03/25/2037 ^		7,439	5,993
6.000% due 05/25/2037 ^		950	790
6.000% due 05/25/2037		6,640	5,526
6.000% due 06/25/2037 ^		14,022	11,453
6.500% due 08/25/2036		16,986	13,644

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		54	48
7.500% due 07/25/2032		363	166

Residential Asset Securitization Trust
3.394% due 04/25/2037 ~		9,698	1,738
3.434% due 06/25/2036 •		5,851	1,470
3.606% due 04/25/2037 •(a)		9,705	1,828
3.784% due 07/25/2036 ~		4,777	3,616
5.500% due 07/25/2035		999	630
5.500% due 09/25/2035 ^		19,393	10,216
6.000% due 11/25/2036 ^		6,339	2,525
6.000% due 01/25/2037 ^		3,385	1,310
6.000% due 03/25/2037 ^		6,783	2,432
6.000% due 04/25/2037		533	332
6.000% due 08/25/2037		645	402
6.250% due 11/25/2036 ^		11,653	4,830
6.500% due 09/25/2036		3,253	1,308
6.500% due 04/25/2037 ^		19,023	5,829

Residential Funding Mortgage Securities, Inc. Trust
3.463% due 08/25/2035 ^~		1,821	933
3.864% due 04/25/2037 ~		490	426
4.500% due 12/27/2022		96	40
4.848% due 10/25/2037 ^~		5,206	3,923
5.036% due 07/27/2037 ^~		114	90
5.127% due 10/25/2037 ^~		3,191	2,712
5.173% due 09/25/2036 ^~		37	32
5.500% due 03/25/2037 ^		2,239	1,562
6.000% due 04/25/2037 ^		1,305	1,056
6.000% due 04/25/2037 ^•		68	56
6.000% due 10/25/2037 ^		430	260
6.500% due 03/25/2032		26	24

Resloc UK PLC
0.000% due 12/15/2043 ~	EUR	4,558	4,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	$69,911
0.010% due 08/20/2056 «		24,190	26,021
0.070% due 08/28/2056 ~		2,143	4
2.928% due 08/28/2056 •		123,878	133,945
3.178% due 08/28/2056 ~		78,831	84,225
3.528% due 08/28/2056 •		45,046	47,416
4.328% due 08/28/2056 ~		11,260	11,872
5.028% due 08/28/2056 ~		35,942	39,172
5.278% due 08/28/2056 ~		15,766	16,715
6.328% due 08/28/2056 ~		9,008	9,562

RMAC Securities PLC
0.986% due 06/12/2044 •	EUR	1,160	1,048
2.371% due 06/12/2044 •	GBP	3,830	3,998
2.371% due 06/12/2044 ~		6,775	7,186
2.391% due 06/12/2044 ~		5,594	5,951
3.386% due 06/12/2044 ~		$1,949	1,853

Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	62,434
0.382% due 09/28/2055 •		647,139	630,128
0.532% due 09/28/2055 ~		72,544	70,187
0.782% due 09/28/2055 •		49,462	47,715
1.000% due 09/28/2055 ~		18,400	14,668
1.282% due 09/28/2055 ~		29,677	28,526
2.032% due 09/28/2055 ~		49,461	47,111

Sequoia Mortgage Trust
2.217% due 11/20/2034 ~		$86	77
2.864% due 02/20/2047 ~		1,609	1,326
2.969% due 08/20/2047 ~		3,674	2,725
2.973% due 07/20/2037 ^~		3,502	2,963
3.034% due 09/20/2046 ^~		252	180
3.219% due 07/20/2037 ~		538	413
3.274% due 09/20/2046 ^~		1,495	893
3.613% due 08/20/2034 ~		268	251
3.653% due 06/20/2033 ~		131	127
3.693% due 07/20/2033 ~		65	61
3.743% due 05/20/2034 ~		64	60
3.753% due 10/20/2027 •		1	1
3.753% due 04/20/2033 ~		36	33
3.758% due 10/20/2034 •		218	179
3.793% due 10/20/2027 ~		15	15
4.308% due 04/20/2033 ~		262	245

SMB Private Education Loan Trust
3.990% due 01/01/2060 «		208,770	209,103
4.690% due 01/01/2060 «		208,770	209,103
9.030% due 01/01/2060 «		50	20,817

Stratton Mortgage Funding PLC
2.588% due 07/20/2060 •	GBP	80,785	89,335

Structured Adjustable Rate Mortgage Loan Trust
2.732% due 02/25/2036 ^~		$719	650
2.916% due 12/25/2034 ~		489	478
3.071% due 11/25/2035 ^~		43	39
3.086% due 05/25/2035 ~		3,192	2,537
3.150% due 12/25/2034 ~		21	19

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	53

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.164% due 05/25/2035 ~	$16	$13
3.223% due 05/25/2036 ^~	3,549	2,720
3.274% due 10/25/2034 ~	44	42
3.327% due 12/25/2035 ~	142	85
3.352% due 03/25/2036 ^~	721	545
3.354% due 03/25/2035 ~	295	270
3.361% due 01/25/2036 ^~	2,897	1,873
3.371% due 11/25/2035 ~	233	186
3.374% due 12/25/2035 ~	119	98
3.384% due 09/25/2034 ~	178	158
3.415% due 11/25/2035 ^~	169	156
3.421% due 07/25/2037 ^~	28	18
3.431% due 05/25/2036 ^~	4,271	3,042
3.471% due 04/25/2035 ~	40	38
3.545% due 08/25/2036 ~	12,097	10,101
3.557% due 03/25/2035 ~	6,760	5,666
3.584% due 10/25/2034 ~	315	276
3.588% due 08/25/2035 ~	663	591
3.607% due 09/25/2034 ~	67	63
3.630% due 02/25/2036 ^~	4,561	2,931
3.645% due 09/25/2036 ^~	7,131	5,621
3.681% due 07/25/2035 ^~	1,728	1,511
3.729% due 04/25/2035 •	1,200	1,149
3.788% due 01/25/2037 ^~	3,094	2,489
3.837% due 09/25/2036 ^~	7,149	6,698
3.841% due 09/25/2035 ~	1,042	955
3.855% due 10/25/2035 ^~	1,612	1,463
3.881% due 09/25/2036 ^~	2,156	1,663
3.891% due 04/25/2034 ~	5	4
5.095% due 10/25/2037 ^~	3,563	3,254
5.384% due 12/25/2037 ^~	4,465	3,898

Structured Asset Mortgage Investments Trust
2.512% due 05/25/2036 ~	169	53
2.611% due 02/19/2035 ~	1	1
3.182% due 05/25/2047 ^~	25,292	20,637
3.204% due 08/25/2036 •	7,048	6,436
3.264% due 01/25/2037 ~	1,614	1,428
3.304% due 09/25/2047 •	9,306	7,766
3.340% due 05/25/2045 ^~	79	61
3.444% due 07/25/2046 ~	7,229	6,067
3.464% due 06/25/2036 •	1,797	1,740
3.464% due 07/25/2046 ^~	3,932	3,004
3.464% due 07/25/2046 ^•	1,483	1,136
3.484% due 05/25/2036 ~	7,008	5,846
3.484% due 10/25/2036 ~	3,367	3,096
3.493% due 07/19/2035 •	956	868
3.504% due 04/25/2036 •	8,899	7,819
3.504% due 05/25/2036 •	113	88
3.504% due 08/25/2036 ^•	8,027	7,505
3.504% due 05/25/2046 •	99	64
3.504% due 09/25/2047 ^•	13,146	14,380
3.544% due 02/25/2036 ^•	29,937	25,608
3.544% due 02/25/2036 •	7,115	6,414
3.544% due 07/25/2036 ^•	12	6
3.544% due 05/25/2045 ~	638	568
3.634% due 09/25/2047 ^•	15,722	12,880

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.644% due 02/25/2036 ^~		$11,354	$9,902
3.673% due 05/19/2035 ~		675	608
3.684% due 08/25/2036 ^•		4,723	4,276
3.934% due 05/25/2047 •		2,682	2,213

Structured Asset Securities Corp Mortgage Pass-Through Certificates
3.067% due 12/25/2033 ~		297	288

Structured Asset Securities Corp.
3.434% due 03/25/2035 •		2,548	2,423
3.434% due 04/25/2035 •		251	235

Structured Asset Securities Corp. Mortgage Loan Trust
3.804% due 11/25/2035 ~		1,281	1,100

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.065% due 11/25/2032 ~		66	63
3.297% due 11/25/2033 ~		98	92
3.391% due 01/25/2034 ~		46	45
3.599% due 11/25/2033 ~		20	20
3.783% due 07/25/2033 ~		125	120
3.809% due 09/25/2033 ~		79	78
3.845% due 03/25/2033 ~		72	71
6.084% due 07/25/2032 ~		857	746

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		31	28

SunTrust Adjustable Rate Mortgage Loan Trust
2.352% due 02/25/2037 ^~		2,295	2,007
2.664% due 04/25/2037 ^~		1,081	701

TDA Mixto Fondo de Titulizacion de Activos
4.600% due 03/22/2036 •	EUR	1,200	1,147

Terwin Mortgage Trust
3.644% due 10/25/2037 ~		$32,567	12,877

Thornburg Mortgage Securities Trust
1.514% due 03/25/2044 ~		865	846
1.737% due 03/25/2044 ~		4,070	3,928
2.146% due 12/25/2044 ~		21	20
2.741% due 10/25/2043 ~		156	146
3.624% due 03/25/2044 •		75	69
6.050% due 06/25/2047 ~		801	763

Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	5,162	5,766
3.186% due 02/20/2054 ~		9,258	10,231

Towd Point Mortgage Trust
3.750% due 09/25/2062 «		$122,269	114,029

UBS-Barclays Commercial Mortgage Trust
1.188% due 04/10/2046 ~(a)		59,303	65

Uropa Securities PLC
0.059% due 10/10/2040 ~	EUR	6,309	5,727

54	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.980% due 10/10/2040 •	GBP	18,807	$19,739
2.030% due 10/10/2040 ~		2,336	2,418

Wachovia Mortgage Loan Trust LLC
2.497% due 10/20/2035 ~		$207	196
3.238% due 03/20/2037 ^~		25	23
3.425% due 10/20/2035 ^~		118	111
3.562% due 08/20/2035 ^~		362	348
3.760% due 10/20/2035 ~		17	17

WaMu Mortgage Pass-Through Certificates Trust
1.679% due 12/25/2046 ^~		7,489	6,431
1.799% due 05/25/2046 ~		4,653	4,141
1.804% due 02/25/2047 ^~		14,915	12,838
1.834% due 01/25/2047 ~		743	688
1.844% due 01/25/2047 ^•		3,257	2,898
1.854% due 06/25/2047 ~		8,236	7,080
1.864% due 04/25/2047 ~		2,158	1,911
1.944% due 11/25/2046 •		7,018	6,124
1.984% due 10/25/2046 ^~		28,111	24,162
2.064% due 09/25/2046 •		4,529	3,797
2.084% due 06/25/2046 ~		481	454
2.084% due 07/25/2046 •		7,454	6,138
2.094% due 06/25/2046 •		1,201	1,097
2.104% due 02/25/2046 ~		2,079	1,849
2.152% due 07/25/2046 ~		6,887	5,974
2.304% due 11/25/2042 •		122	112
2.430% due 12/25/2036 ^~		38	34
2.504% due 08/25/2042 ~		47	44
2.569% due 01/25/2037 ^~		6,189	5,537
2.609% due 11/25/2036 ^~		1,849	1,699
2.611% due 11/25/2036 ^~		507	461
2.643% due 01/25/2037 ^~		2,239	1,913
2.696% due 02/25/2033 ~		172	169
2.792% due 09/25/2036 ^~		4,383	3,874
2.806% due 03/25/2037 ^~		14,743	12,436
2.811% due 01/25/2035 ~		1,043	985
2.815% due 08/25/2035 ~		7	6
2.828% due 03/25/2035 ~		592	583
2.889% due 10/25/2036 ^~		651	604
2.945% due 01/25/2036 ~		602	575
2.992% due 12/25/2035 ~		9,490	9,086
3.014% due 10/25/2036 ^~		156	144
3.053% due 02/25/2037 ^~		7,643	7,083
3.059% due 01/25/2037 ^~		3,037	2,717
3.091% due 03/25/2036 ~		1,403	1,316
3.135% due 04/25/2037 ^~		9,085	8,542
3.184% due 01/25/2036 ~		892	810
3.198% due 06/25/2037 ^~		1,417	1,269
3.208% due 02/25/2037 ^~		1,861	1,726
3.223% due 02/25/2037 ^~		8,328	7,615
3.226% due 06/25/2037 ^~		3,646	3,289
3.279% due 05/25/2037 ^~		698	629
3.285% due 02/25/2037 ^~		9,868	9,198
3.287% due 03/25/2037 ^~		7,418	6,946
3.342% due 12/25/2036 ^~		2,738	2,525
3.346% due 05/25/2037 ^~		6,422	5,196
3.395% due 01/25/2036 ^~		215	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.518% due 07/25/2037 ^~		$8,379	$7,891
3.544% due 04/25/2045 •		3,118	3,004
3.562% due 08/25/2036 ^~		9,221	7,985
3.604% due 11/25/2045 ~		167	154
3.624% due 12/25/2045 •		1,544	1,387
3.664% due 07/25/2045 ~		1,277	1,187
3.664% due 12/25/2045 •		2,884	2,575
3.676% due 08/25/2046 ^~		48	44
3.744% due 01/25/2045 •		2,347	2,266
3.764% due 01/25/2045 •		2,003	1,882
3.784% due 01/25/2045 ~		40	38
3.803% due 10/25/2035 ~		1,609	1,523
3.824% due 11/25/2034 •		1,192	1,094
3.835% due 09/25/2035 ~		199	184
3.853% due 07/25/2037 ^~		1,549	1,464
3.864% due 10/25/2044 ~		794	733
3.884% due 10/25/2044 •		1,030	917
3.911% due 08/25/2034 ~		365	355
3.964% due 11/25/2034 •		24	22
3.964% due 07/25/2044 •		3,296	3,003
4.644% due 10/25/2045 •		740	712

WaMu Mortgage-Backed Pass-Through Certificates
2.110% due 12/19/2039 ~		38	37

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	33,008
3.101% (SONIO/N + 0.950%) due 12/21/2049 •		257,948	287,720
3.801% due 12/21/2049 •		46,014	51,283
4.301% due 12/21/2049 •		23,010	25,629
4.801% (SONIO/N + 2.650%) due 12/21/2049 •		13,146	14,638
5.301% (SONIO/N + 3.150%) due 12/21/2049 •		13,146	14,624

Washington Mutual Mortgage Pass-Through Certificates Trust
1.804% due 01/25/2047 •		$15,806	12,886
1.804% due 04/25/2047 ~		3,895	3,134
1.824% due 12/25/2046 •		5,363	4,381
1.874% due 04/25/2047 ~		5,486	4,431
1.954% due 10/25/2046 ^•		11,375	9,516
2.024% due 09/25/2046 ^•		16,768	13,503
2.044% due 04/25/2046 •		22,225	19,171
2.074% due 05/25/2046 ^~		2,350	1,905
3.464% due 07/25/2046 •		274	210
3.484% due 07/25/2035 ~		780	705

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	55

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.534% due 05/25/2035 ^•	$131	$112
3.544% due 12/25/2036 ~	3,200	2,906
3.604% due 12/25/2035 ~	291	257
3.684% due 03/25/2036 ^~	1,045	964
3.725% due 06/25/2033 ~	132	124
4.050% due 09/25/2036 ^þ	29,166	8,770
4.192% due 10/25/2036 ^þ	58	22
4.306% due 10/25/2036 ^þ	6,612	1,897
4.534% due 09/25/2035 ^~	388	359
5.500% due 06/25/2035	1,325	1,152
5.500% due 08/25/2035	32	27
5.500% due 11/25/2035 ^	372	279
5.750% due 11/25/2035 ^	485	445
5.750% due 01/25/2036 ^	3,169	2,582
6.000% due 11/25/2035 ^	1,460	1,335
6.000% due 04/25/2036 ^	2,161	1,833
6.000% due 04/25/2037	5,876	5,045
6.500% due 11/25/2035 ^	575	315
6.500% due 03/25/2036	11,835	8,558
6.500% due 07/25/2036 þ	1,444	382
6.500% due 08/25/2036 ^	17,053	13,725
6.721% due 07/25/2036 ^þ	22,096	5,836
6.949% due 07/25/2036 ^þ	2,010	530
7.000% due 05/25/2036 ^þ	3,210	2,769
7.500% due 04/25/2033	8	7

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	402	349

Wells Fargo Commercial Mortgage Trust
1.119% due 01/15/2052 ~(a)	124,999	5,479
1.753% due 10/15/2049 ~(a)	263,664	12,796
3.324% due 01/15/2059	10,085	9,794
3.487% due 11/15/2048	3,162	3,077

Wells Fargo Mortgage Loan Trust
2.624% due 09/27/2047 •	17,757	15,307
3.411% due 12/27/2046 ~	12,765	7,028

Wells Fargo Mortgage-Backed Securities Trust
2.804% due 04/25/2037 ^~	116	102
2.873% due 04/25/2036 ~	2,138	2,031
3.648% due 11/25/2037 ^~	22	21
3.669% due 10/25/2034 ~	17	16
4.056% due 08/25/2036 ^~	282	266
4.077% due 08/25/2035 ~	97	93
4.487% due 10/25/2036 ~	1,255	1,165
6.000% due 06/25/2036 ^	292	247
6.000% due 06/25/2037 ^	484	412
6.000% due 11/25/2037 ^	1,132	931

Wells Fargo-RBS Commercial Mortgage Trust
0.588% due 03/15/2047 ~(a)	83,202	511
1.419% due 03/15/2047 ~(a)	62,688	719

Total Non-Agency Mortgage-Backed Securities (Cost $42,247,321)		37,928,617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.9%

Aames Mortgage Investment Trust
4.284% due 06/25/2035 ~	$1,780	$1,766
5.109% due 01/25/2035 ~	4,225	4,108

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	7,924	7,472

Academic Loan Funding Trust
3.884% due 12/26/2044 •	2,115	2,043

Accredited Mortgage Loan Trust
3.304% due 02/25/2037 ~	25,211	24,099
3.354% due 09/25/2036 •	1,486	1,376
3.684% due 07/25/2034 ~	2,360	2,257
3.804% due 09/25/2035 ~	3,534	3,489

ACE Securities Corp. Home Equity Loan Trust
3.154% due 11/25/2036 •	4,075	1,852
3.204% due 10/25/2036 •	159	68
3.204% due 11/25/2036 ~	7,364	3,359
3.214% due 12/25/2036 •	104,769	59,067
3.224% due 12/25/2036 ~	16,343	9,288
3.254% due 11/25/2036 ~	6,560	3,001
3.264% due 07/25/2036 ^~	37,209	10,882
3.304% due 11/25/2036 ~	4,405	2,020
3.324% due 12/25/2036 ~	8,212	3,114
3.324% due 01/25/2037 ~	1,266	824
3.364% due 07/25/2036 ~	12,253	11,679
3.364% due 07/25/2036 •	39,041	30,091
3.384% due 04/25/2036 ~	8,085	7,818
3.384% due 07/25/2036 •	26,825	8,659
3.384% due 07/25/2036 ^~	9,770	2,857
3.424% due 01/25/2037 ~	1,351	879
3.464% due 02/25/2036 ~	18,205	17,842
3.564% due 07/25/2036 ~	18,856	6,138
3.584% due 07/25/2036 •	16,514	4,829
3.584% due 01/25/2037 ~	1,266	824
3.624% due 08/25/2036 ~	9,840	8,592
3.684% due 02/25/2036 ~	1,490	1,472
3.744% due 11/25/2035 ~	1,026	1,027
3.984% due 09/25/2033 •	1,171	1,106
4.014% due 02/25/2036 ^•	1,447	1,382
4.059% due 06/25/2034 ~	7,457	6,853
4.059% due 07/25/2035 ~	3,212	3,199
4.089% due 07/25/2035 ~	17,500	16,881
4.119% due 06/25/2035 •	2,664	2,573
4.134% due 12/25/2033 ~	942	902
4.134% due 08/25/2045 ~	1,186	1,178
4.209% due 04/25/2035 •	3,371	2,894
6.279% due 06/25/2034 ~	847	656

Aegis Asset-Backed Securities Trust
3.324% due 01/25/2037 ~	6,501	5,129
3.834% due 03/25/2035 •	5,325	4,323

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.789% due 10/25/2035 •	6,564	6,265

56	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.134% due 01/25/2034 ~	$588	$564
4.914% due 12/25/2034 •	8,099	7,517
5.184% due 12/25/2034 •	105	47

AFC Home Equity Loan Trust
3.684% due 09/27/2027 ~	21	20
3.734% due 09/22/2028 ~	55	52
3.964% due 02/25/2029 •	175	165

ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,805
2.832% due 07/15/2037 ~	10,120	9,703
2.912% due 07/15/2037 ~	27,000	23,625
3.262% due 05/01/2034 •	2,676	2,630
3.482% due 07/30/2034 ~	7,000	6,440
3.884% due 12/23/2037 •	8,166	7,533
3.924% due 09/23/2037 ~	11,491	10,601
3.934% due 12/23/2036 ~	11,589	10,880
3.944% due 09/23/2036 •	19,041	17,328
3.964% due 06/23/2036 ~	11,907	11,535
4.004% due 09/23/2037 •	2,255	1,928
4.054% due 06/23/2036 ~	27,500	25,300
4.054% due 12/23/2036 ~	7,500	6,450
4.074% due 12/23/2035 •	20,821	19,364
4.104% due 09/23/2036 •	12,000	10,620
4.204% due 03/23/2035 ~	5,000	4,650
4.254% due 12/23/2034 ~	4,750	4,584
4.354% due 09/23/2038 ~	44,346	42,076
4.554% due 09/23/2038 ~	10,000	8,900

Ameriquest Mortgage Securities Trust
3.184% due 10/25/2036 ~	7,696	2,688
3.324% due 10/25/2036 ~	19,217	6,711
3.639% due 04/25/2036 ~	13,000	12,336
3.744% due 03/25/2036 •	11,988	9,565

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.217% due 11/25/2034 ~	2,728	2,716
3.217% due 11/25/2034 •	1,055	990
3.398% due 04/25/2034 •	981	955
3.789% due 01/25/2036 •	75	75
3.879% due 03/25/2035 •	945	944
3.954% due 07/25/2034 ~	45	44
3.954% due 01/25/2036 ~	14,093	13,409
3.999% due 01/25/2035 ~	818	795
4.044% due 10/25/2035 ~	1,918	1,802
4.059% due 05/25/2035 ~	3,800	3,666
4.059% due 08/25/2035 ~	1,657	1,653
4.104% due 10/25/2034 •	1,665	1,646
4.119% due 12/25/2033 ~	125	124
4.134% due 05/25/2035 ~	588	550
4.254% due 03/25/2035 ~	6,952	6,504
4.359% due 08/25/2035 ~	2,782	2,671
4.809% due 05/25/2034 ~	11,176	10,761
4.809% due 08/25/2035 ~	14,800	13,484
4.839% due 10/25/2034 ~	1,813	1,723
5.859% due 03/25/2033 ~	55	35
6.459% due 11/25/2032 ^•	1,615	1,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.609% due 11/25/2032 ^~	$3	$0
8.334% due 02/25/2033 •	1,291	1,183

Amortizing Residential Collateral Trust
3.784% due 10/25/2031 ~	12	11
3.909% due 08/25/2031 ~	204	225
4.119% due 07/25/2032 ~	13	13
4.484% due 01/25/2033 ~	50	49
4.884% due 07/25/2032 ~	41	39

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~	3,345	2,439

Apidos CLO
3.732% due 04/15/2033	3,000	2,894

Argent Securities Trust
3.194% due 09/25/2036 •	7,043	2,456
3.264% due 07/25/2036 ~	5,198	1,547
3.324% due 09/25/2036 ~	4,400	1,534
3.384% due 06/25/2036 •	33,245	10,068
3.384% due 07/25/2036 ~	60,020	52,478
3.384% due 07/25/2036 •	40,827	12,152
3.434% due 04/25/2036 ~	20,640	12,224
3.444% due 04/25/2036 •	6,985	2,415
3.464% due 03/25/2036 ~	2,916	2,632
3.564% due 06/25/2036 ~	5,689	1,723
3.564% due 07/25/2036 •	5,531	1,646
3.624% due 05/25/2036 •	16,242	4,302
3.644% due 04/25/2036 ~	6,946	2,404

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.774% due 11/25/2035 •	2,774	2,340
3.819% due 10/25/2035 •	3,787	3,715
3.844% due 02/25/2036 •	3,099	2,490
3.984% due 10/25/2034 •	1,578	1,528
4.884% due 11/25/2034 •	3,311	3,090
4.959% due 11/25/2034 •	283	244
5.184% due 11/25/2034 ~	73	86

Asset-Backed Funding Certificates Trust
3.194% due 01/25/2037 •	10,662	6,472
3.214% due 01/25/2037 ~	46,021	32,323
3.224% due 10/25/2036 ~	37,811	32,018
3.234% due 10/25/2036 •	4,001	3,909
3.244% due 01/25/2037 •	59,842	36,380
3.304% due 01/25/2037 ~	35,754	21,760
3.364% due 11/25/2036 ~	7,002	4,238
3.384% due 09/25/2036 ~	6,450	6,379
3.404% due 11/25/2036 ~	13,303	6,224
3.504% due 09/25/2036 ^•	31,327	28,630
3.584% due 11/25/2036 •	2,685	1,256
3.744% due 03/25/2035 ~	3,950	3,806
3.864% due 09/25/2033 ~	951	889
3.984% due 02/25/2034 •	3,445	3,339
4.059% due 06/25/2035 ~	15,216	13,718
4.084% due 06/25/2037 ~	2,586	2,147
4.089% due 03/25/2035 •	1,539	1,300
4.209% due 12/25/2032 •	37	36
4.209% due 12/25/2032 ~	366	390

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	57

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.854% due 12/25/2033 •	$2,097	$1,939
5.259% due 01/25/2034 ~	312	197
5.784% due 07/25/2033 •	276	255

Asset-Backed Securities Corp. Home Equity Loan Trust
3.234% due 12/25/2036 ~	3,139	3,014
3.304% due 12/25/2036 •	3,700	3,330
3.364% due 07/25/2036 ~	530	526
3.584% due 03/25/2036 •	10,132	8,700
3.714% due 01/25/2036 ~	9,444	8,025
3.984% due 06/25/2035 ~	7,488	7,403
4.179% due 02/25/2035 ~	94	92
4.194% due 07/25/2035 ~	3,794	3,285
4.468% due 03/15/2032 ~	155	152

BankAmerica Manufactured Housing Contract Trust
7.354% due 12/10/2025 ~	5,000	1,354

Basic Asset-Backed Securities Trust
3.654% due 04/25/2036 ~	9,062	8,573

Bayview Financial Acquisition Trust
3.638% due 05/28/2037 ~	3,877	3,387

Bayview Financial Asset Trust
3.534% due 03/25/2037 •	4,440	4,359
3.884% due 03/25/2037 •	2,307	2,203
3.984% due 03/25/2037 ~	2,414	2,334
4.234% due 03/25/2037 •	1,312	1,280
4.584% due 03/25/2037 ~	1,215	1,212

Bayview Financial Mortgage Pass-Through Trust
3.983% due 04/28/2036 •	5,774	5,579

Bayview Financial Revolving Asset Trust
4.043% due 12/28/2040 ~	1,526	1,498

Bear Stearns Asset-Backed Securities
3.564% due 02/25/2037 ~	26,379	23,534

Bear Stearns Asset-Backed Securities Trust
1.924% due 09/25/2034 •	48	46
2.154% due 07/25/2036 ~	792	711
3.021% due 10/25/2036 ~	54	42
3.224% due 04/25/2037 ~	5,422	7,468
3.234% due 11/25/2036 •	1,183	1,132
3.254% due 10/25/2036 •	2,653	2,622
3.254% due 12/25/2036 ^~	5,781	7,038
3.304% due 06/25/2047 ~	937	934
3.324% due 06/25/2047 ~	3,463	3,447
3.384% due 02/25/2037 ~	10,825	9,214
3.384% due 06/25/2047 •	750	716
3.404% due 08/25/2036 •	1,546	1,490
3.424% due 05/25/2036 ^•	155	155
3.434% due 05/25/2037 ^~	14,775	12,379
3.534% due 06/25/2036 ~	8,700	8,558
3.534% due 01/25/2047 ~	14,244	13,663
3.544% due 04/25/2036 •	6,026	11,101
3.624% due 05/25/2036 ~	26,790	24,572
3.654% due 04/25/2036 •	6,607	8,934
3.714% due 12/25/2035 •	1,412	1,409
3.729% due 12/25/2035 ~	2,441	2,432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.744% due 10/25/2032 •	$6	$6
3.744% due 12/25/2035 ^~	3,400	3,371
3.759% due 12/25/2035 ~	10,821	10,372
3.759% due 08/25/2036 ~	2,122	2,108
3.844% due 01/25/2037 ~	3,506	3,393
3.864% due 12/25/2035 ~	11,066	10,624
3.884% due 10/27/2032 •	41	40
3.884% due 09/25/2046 ~	2,829	2,634
4.034% due 10/25/2037 •	8,165	7,737
4.059% due 02/25/2034 ~	1,013	954
4.084% due 10/25/2037 •	10,158	9,830
4.084% due 11/25/2042 •	710	687
4.089% due 06/25/2035 ~	10,774	10,633
4.104% due 10/25/2035 ~	7,467	7,198
4.134% due 11/25/2035 ^•	18,996	17,297
4.164% due 06/25/2035 ~	7,165	7,099
4.184% due 10/25/2033 •	43	44
4.209% due 02/25/2035 ~	915	909
4.264% due 01/25/2034 •	2,608	2,218
4.389% due 02/25/2036 ~	9,785	9,288
4.434% due 01/25/2036 •	1,105	1,097
4.959% due 08/25/2034 •	117	115
5.125% due 03/25/2034 þ	1,932	1,929
5.259% due 01/25/2035 ~	961	905
5.334% due 04/25/2036 ~	8,942	8,840
5.500% due 01/25/2034 þ	4,223	3,576
5.500% due 06/25/2034 þ	181	170
5.500% due 08/25/2035 ~	3,638	2,468
5.500% due 08/25/2036	283	282
5.709% due 09/25/2035 ~	7,292	7,165
5.750% due 10/25/2033 þ	97	97
5.750% due 01/25/2034 þ	3,667	3,106
6.000% due 10/25/2035 þ	4,873	3,336
6.000% due 08/25/2036	3,089	2,689
6.500% due 08/25/2036 ^	3,113	1,479
6.750% due 12/25/2036 þ	3,629	3,546

Bear Stearns Second Lien Trust
3.274% due 01/25/2037 •	1,343	1,267
3.524% due 08/25/2037 ~	5,841	5,369

Bear Stearns Structured Products, Inc. Trust
5.084% due 03/25/2037 ~	5,366	5,303

Benefit Street Partners CLO Ltd.
3.682% due 07/15/2034	2,500	2,404

BNC Mortgage Loan Trust
3.294% due 07/25/2037 ~	6,429	5,719
3.404% due 11/25/2036 ~	324	314
3.444% due 10/25/2036 ~	8,328	6,261

Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	123	123
6.530% due 10/15/2028 ~	626	598
6.975% due 12/15/2029 ~	8,918	1,370
7.180% due 12/15/2029 ~	22,628	3,577
7.575% due 06/15/2030 ~	16,139	2,461
7.935% due 12/15/2030 ~	4,573	4,457

58	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCRE Holder LLC
5.418% due 01/16/2037 •	$51,700	$50,787

Buckingham CDO Ltd.
2.626% due 09/05/2051 •	990,065	33,522
2.836% due 04/05/2041 ~	643,393	51,861

Camber PLC
1.571% due 11/09/2053 ~	183,696	2,140

Carrington Mortgage Loan Trust
3.234% due 04/25/2036 ^~	33,900	32,686
3.234% due 08/25/2036 ~	7,400	6,992
3.304% due 01/25/2037 •	17,797	12,522
3.334% due 10/25/2036 •	5,255	4,393
3.344% due 02/25/2037 •	10,509	9,792
3.504% due 12/26/2036 ~	8,317	6,701
3.624% due 02/25/2036 ~	10,000	9,225
3.789% due 12/25/2035 •	1,104	1,106

CDC Mortgage Capital Trust
3.999% due 11/25/2034 ~	44	44
4.884% due 06/25/2034 •	543	547

Centex Home Equity Loan Trust
3.384% due 01/25/2032 ~	33	31
3.534% due 06/25/2036 •	286	284
3.544% due 07/25/2032 ~	56	49
3.564% due 06/25/2036 ~	31,200	29,985
3.729% due 03/25/2035 •	825	810
3.734% due 09/25/2032 •	469	454
3.774% due 03/25/2035 ~	1,173	1,112
3.804% due 06/25/2034 •	42	40
3.804% due 01/25/2035 ~	384	379
3.879% due 06/25/2034 ~	103	96
3.909% due 01/25/2035 ~	475	448
3.999% due 10/25/2035 ~	513	512
4.014% due 09/25/2034 ~	911	872
4.029% due 03/25/2034 ~	97	94
4.044% due 10/25/2035 ~	4,093	4,000
4.089% due 06/25/2034 ~	127	118
4.284% due 01/25/2035 •	825	770
4.814% due 03/25/2033 •	63	58
4.834% due 01/25/2034 •	21	19
6.260% due 09/25/2034 þ	768	677

Chase Funding Trust
3.584% due 05/25/2032 •	60	58
3.684% due 07/25/2033 •	9	8
4.725% due 05/25/2033	399	355

CHEC Loan Trust
4.044% due 06/25/2034 ~	146	142

CIT Group Home Equity Loan Trust
4.059% due 12/25/2031 ~	99	98

CIT Mortgage Loan Trust
4.434% due 10/25/2037 •	15,870	15,768
4.584% due 10/25/2037 •	30,000	28,050

Citicorp Residential Mortgage Trust
4.575% due 11/25/2036 þ	1,328	1,153
5.020% due 09/25/2036	21,714	21,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
0.000% due 02/01/2062 ~		$872,578	$754,688
0.000% due 03/01/2062 ~		938,871	807,700
3.144% due 07/25/2045 •		1,404	1,044
3.164% due 01/25/2037 •		12,089	9,300
3.254% due 05/25/2037 ~		38,112	31,681
3.264% due 01/25/2037 ~		72,217	55,575
3.274% due 05/25/2037 •		34,310	24,585
3.284% due 12/25/2036 ~		3,385	2,460
3.334% due 01/25/2037 ~		23,511	18,094
3.344% due 03/25/2037 •		32,337	29,601
3.354% due 05/25/2037 ~		25,635	23,313
3.404% due 09/25/2036 •		4,911	4,469
3.404% due 12/25/2036 ~		6,867	5,003
3.459% due 12/25/2036 ^•		14,644	13,427
3.504% due 12/25/2036 ~		7,723	7,604
3.534% due 10/25/2036 ~		5,773	5,721
3.534% due 01/25/2037		2,500	2,236
3.584% due 08/25/2036 ~		5,341	5,151
3.604% due 03/25/2036 •		3,541	3,283
3.684% due 12/25/2035 ^~		15,945	15,139
3.759% due 10/25/2035 ^~		631	617
3.759% due 03/25/2037 ~		33,802	33,090
3.789% due 01/25/2036 ~		5,258	5,161
4.134% due 02/25/2035 ~		559	551
4.314% due 10/25/2037 þ		16,077	15,450
5.749% due 08/25/2035 þ		19	17
6.485% due 05/25/2036 þ		12,246	4,669

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.659% due 10/25/2034 •		499	427

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	13,684

Commonbond Student Loan Trust
1.980% due 08/25/2050		$1,071	954

Conseco Finance Corp.
6.280% due 09/01/2030		2,462	2,469
6.440% due 12/01/2030		4,795	4,845
7.220% due 03/15/2028 ~		1,894	1,916
7.860% due 03/01/2030 ~		12,115	5,524

Conseco Finance Securitizations Corp.
4.614% due 12/01/2033 ~		1,618	1,619
7.360% due 06/01/2030 ~		54,618	22,135
7.410% due 05/01/2033 þ		10,381	10,369
7.424% due 03/01/2033 ~		3,059	3,033
7.490% due 07/01/2031 þ		16,328	16,795
7.770% due 09/01/2031 þ		7,350	7,264
7.954% due 12/01/2033 ~		722	726
7.960% due 05/01/2031		21,254	7,290
7.970% due 05/01/2032		7,164	1,610
8.060% due 09/01/2029 ~		7,260	1,743
8.200% due 05/01/2031		29,591	10,447
8.260% due 12/01/2030 ~		74,369	21,873
8.310% due 05/01/2032 ~		40,754	9,542
8.850% due 12/01/2030 ~		1,831	421

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	59

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
3.564% due 01/25/2037 •	$31,630	$26,226

Countrywide Asset-Backed Certificates
3.224% due 03/25/2037 ~	11,857	11,497
3.374% due 05/25/2047 ~	1,160	1,095
3.484% due 02/25/2037 •	1,877	1,701
3.519% due 11/25/2036 ~	15,200	13,859
3.564% due 11/25/2036 •	3,069	3,035
3.564% due 03/25/2037 •	22,080	19,108
3.564% due 04/25/2037 •	6,522	5,422
3.584% due 03/25/2036 •	4,032	4,059
3.584% due 01/25/2046 ^~	31,918	30,008
3.684% due 06/25/2033 ~	16	15
3.764% due 12/25/2036 ^•	8,180	6,164
3.784% due 12/25/2033 ~	635	612
3.834% due 05/25/2034 ~	161	158
3.984% due 03/25/2047 ^~	6,552	5,470
4.134% due 07/25/2033 ~	567	553
4.284% due 10/25/2035 ~	4,631	4,519
4.659% due 08/25/2034 ~	6,912	5,931

Countrywide Asset-Backed Certificates Trust
3.224% due 05/25/2035 •	19,636	19,011
3.224% due 05/25/2037 ~	38,711	36,178
3.224% due 06/25/2037 ~	17,645	16,111
3.224% due 07/25/2037 •	52,917	48,458
3.224% due 07/25/2037 ^•	10,469	10,270
3.224% due 08/25/2037 ^~	63,436	56,783
3.224% due 08/25/2037 •	3,468	3,401
3.224% due 04/25/2047 •	16,174	15,341
3.224% due 06/25/2047 •	34,714	32,235
3.234% due 04/25/2047 ^~	723	721
3.234% due 06/25/2047 ^~	1,022	1,018
3.244% due 09/25/2046 ~	791	787
3.264% due 06/25/2047 •	6,340	5,944
3.264% due 11/25/2047 ^~	23,540	22,490
3.274% due 11/25/2037 •	14,609	13,480
3.284% due 09/25/2037 ~	31,252	26,904
3.284% due 06/25/2047 ^~	20,201	17,961
3.284% due 09/25/2047 ^•	27,297	25,601
3.304% due 05/25/2037 ~	3,473	3,306
3.304% due 06/25/2037 ~	5,284	5,093
3.304% due 09/25/2037 ^•	6,892	7,033
3.304% due 06/25/2047 ^•	40,896	36,828
3.304% due 06/25/2047 ~	17,852	17,148
3.304% due 09/25/2047 ^~	8,158	7,833
3.314% due 05/25/2037 •	13,604	12,779
3.314% due 07/25/2037 ^•	46,686	39,447
3.314% due 10/25/2047 •	4,824	4,750
3.334% due 02/25/2036 •	7,874	7,602
3.334% due 06/25/2047 ~	24,563	23,473
3.334% due 11/25/2047 ^~	18,452	15,962
3.344% due 11/25/2037 •	55,176	51,649
3.344% due 04/25/2046 •	23,397	21,222
3.344% due 09/25/2046 ~	10,880	10,385
3.364% due 02/25/2037 •	30,556	28,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.364% due 03/25/2037 ~	$28,791	$27,553
3.364% due 06/25/2047 •	4,557	4,286
3.374% due 06/25/2037 •	11,605	10,977
3.384% due 03/25/2047 ^•	9,222	8,961
3.404% due 05/25/2047 ^~	8,671	6,374
3.534% due 02/25/2037 ~	13,304	13,006
3.564% due 04/25/2036 ^~	8,474	7,215
3.564% due 09/25/2036 •	19,466	18,089
3.564% due 02/25/2037 ~	10,442	10,067
3.564% due 02/25/2037 ^~	6,000	5,261
3.564% due 12/25/2046 ~	16,350	15,637
3.584% due 03/25/2036 ^~	32	34
3.584% due 01/25/2037 ~	17,610	17,164
3.584% due 04/25/2046 ^•	2,124	2,013
3.639% due 04/25/2036 •	9,283	9,064
3.744% due 08/25/2035 ~	10,299	10,093
3.744% due 07/25/2036 •	253	245
3.774% due 05/25/2036 ~	5,139	5,104
3.784% due 03/25/2036 ^~	5,913	5,278
3.789% due 04/25/2036 ~	2,122	2,120
3.819% due 04/25/2036 •	43,050	42,241
3.849% due 02/25/2036 ~	18,000	17,641
3.864% due 11/25/2034 •	247	233
3.884% due 08/25/2047 •	6,004	5,964
3.924% due 10/25/2047 ~	13,569	13,131
3.939% due 08/25/2034 ~	1,469	1,444
3.984% due 11/25/2034 ~	224	213
3.984% due 05/25/2036 •	820	802
4.089% due 07/25/2034 •	1,063	1,054
4.089% due 10/25/2035 •	59	58
4.134% due 11/25/2034 ~	2,286	2,264
4.149% due 08/25/2035 •	4,689	4,652
4.164% due 05/25/2036 •	22,800	19,869
4.179% due 07/25/2035 •	87	86
4.224% due 01/25/2036 ~	2,675	2,565
4.345% due 10/25/2046 ^~	258	257
4.809% due 05/25/2035 ~	1,020	1,009
4.914% due 12/25/2035 •	8,267	7,034
4.959% due 12/25/2034 •	2,650	2,565
4.959% due 07/25/2035 •	7,400	7,148
5.034% due 08/25/2035	3,250	3,066
5.050% due 02/25/2036 ~	18	18
5.084% due 08/25/2047 ~	128	128
5.989% due 10/25/2046 ^~	10	9

Credit Suisse First Boston Mortgage Securities Corp.
3.394% due 01/25/2032 ~	6	5
5.434% due 08/25/2032 •	100	91

Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~	5,006	3,464
1.844% due 07/25/2037 ~	4,627	3,203
1.964% due 07/25/2037 ~	4,899	3,391
2.909% due 08/25/2035 ~	4,410	4,090
3.007% due 12/25/2035 ~	19,631	18,249
3.208% due 12/25/2035 þ	10,076	9,134
3.363% due 12/25/2035 •	1,709	1,612
6.780% due 05/25/2035 þ	2,240	1,969

60	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
3.117% due 01/25/2037 ^þ	$212	$74
3.154% due 01/25/2037 ^•	502	182
3.204% due 11/25/2036 ~	65	32
3.364% due 10/25/2036 ~	13,146	9,537
3.544% due 11/25/2036 •	5,742	2,808
3.564% due 10/25/2036 ~	2,211	1,538
3.584% due 07/25/2036 •	20,511	19,314

Credit-Based Asset-Backed Certificates
3.056% due 11/25/2035 ~	4,291	3,931

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	14,940	3,853
6.589% due 12/25/2036 þ	16,839	3,764

DFC HEL Trust
4.959% due 12/25/2031 ~	1,762	1,669

Downey Savings & Loan Association Mortgage Loan Trust
3.133% due 03/19/2037 ~	25,099	20,805

Duke Funding High Grade Ltd.
2.693% due 08/02/2049 ~	776,047	9,050
2.783% due 08/02/2049 •	285,269	3,398
3.238% due 08/02/2049 ~	102,000	10

Education Funding Trust
3.455% due 02/15/2050	6,613	6,605
3.557% due 02/01/2050	46,781	38,852
3.947% due 02/01/2050	33,266	32,984
4.108% due 02/01/2050	33,266	32,414
4.714% due 02/01/2050	33,266	31,938

EFS Volunteer LLC
3.633% due 10/25/2035 •	728	724

Ellington Loan Acquisition Trust
4.134% due 05/25/2037 ~	38,294	37,166
4.584% due 05/25/2037 •	737	725
4.584% due 05/25/2037 ~	1,174	1,145
4.684% due 05/25/2037 •	11,088	9,667

EMC Mortgage Loan Trust
3.824% due 05/25/2040 •	47	44
4.184% due 08/25/2040 ~	210	199
4.184% due 11/25/2041 ~	28	25

Encore Credit Receivables Trust
3.774% due 07/25/2035 ~	7,998	7,778

Equifirst Loan Securitization Trust
3.254% due 04/25/2037 ~	33,066	30,464

EquiFirst Mortgage Loan Trust
4.014% due 04/25/2035 ~	355	352
4.059% due 12/25/2034 ~	18	18
4.089% due 04/25/2035 •	55	53
4.149% due 04/25/2035 •	659	631
4.584% due 12/25/2034 ~	238	231
4.809% due 12/25/2034 ~	756	722
4.884% due 04/25/2035 •	1,990	1,838
5.559% due 12/25/2034 ~	501	468
6.984% due 12/25/2034 ~	982	941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033 þ	$44	$44

Fieldstone Mortgage Investment Trust
2.684% due 11/25/2036 ~	1,738	1,113
3.464% due 05/25/2036 ~	26,732	18,979
3.729% due 02/25/2036 ~	2,983	2,668

Finance America Mortgage Loan Trust
4.134% due 09/25/2033 ~	118	111

First Franklin Mortgage Loan Asset-Backed Certificates
3.909% due 05/25/2034 ~	2,171	2,091
4.794% due 05/25/2034 ~	81	77

First Franklin Mortgage Loan Trust
3.189% due 09/25/2036 •	1,781	1,618
3.199% due 07/25/2036 ~	329	306
3.204% due 11/25/2036 ~	11,106	10,208
3.234% due 12/25/2036 ~	9,369	8,773
3.244% due 11/25/2036 •	533	526
3.244% due 12/25/2037 •	16,298	14,766
3.304% due 01/25/2038 •	303	177
3.364% due 12/25/2036 •	5,333	2,521
3.384% due 05/25/2036 •	1,985	1,859
3.394% due 09/25/2036 •	30,949	28,543
3.394% due 11/25/2036 ~	3,900	3,226
3.464% due 02/25/2036 ~	13,549	12,295
3.624% due 03/25/2036 ~	17,497	15,210
3.654% due 02/25/2036 •	22,712	20,673
3.664% due 02/25/2036 •	7,778	7,703
3.804% due 11/25/2035 ~	21,228	19,928
3.864% due 09/25/2035 •	5,727	5,681
3.864% due 06/25/2036 •	13,301	12,968
3.909% due 06/25/2034 ~	2,878	2,848
3.939% due 04/25/2035 ~	3,883	3,722
3.954% due 09/25/2034 ~	443	441
3.984% due 07/25/2035 ~	6,915	6,788
4.034% due 07/25/2033 ~	3,697	3,540
4.059% due 05/25/2035 ~	28,719	27,653
4.089% due 09/25/2035 •	12,600	11,727
4.209% due 12/25/2034 ~	1,034	1,037
4.269% due 12/25/2034 ~	2,042	1,965
4.359% due 07/25/2034 ~	7,694	7,553
4.509% due 10/25/2034 ~	1,209	1,182
4.584% due 03/25/2034 ~	211	195
4.884% due 09/25/2034 ~	581	565
4.959% due 07/25/2034 •	241	234
5.559% due 03/25/2034 ~	556	525

First Help Financial LLC
4.430% due 01/18/2028	25,778	25,218

Flagship Credit Auto Trust
4.760% due 05/17/2027	19,540	18,979

Fremont Home Loan Trust
3.184% due 08/25/2036 •	4,985	1,802
3.214% due 11/25/2036 ~	22,410	8,535
3.219% due 10/25/2036 ~	10,603	9,507

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	61

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.244% due 08/25/2036 •		$33,054	$11,950
3.304% due 01/25/2037 ~		24,268	11,195
3.324% due 08/25/2036 ~		6,062	2,192
3.424% due 02/25/2036 •		10,713	10,305
3.424% due 02/25/2037 •		16,133	6,095
3.584% due 05/25/2036 ~		6,516	3,961
3.624% due 04/25/2036 •		31,562	27,748
3.759% due 01/25/2036 ~		44,985	34,585
4.014% due 06/25/2035 ^•		1,137	1,031
4.134% due 11/25/2034 •		4,389	4,216
4.239% due 06/25/2035 ~		17,148	14,032

Galaxy CLO Ltd.
3.482% due 10/15/2030 ~		4,000	3,934

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	81,560	51,405

GE-WMC Mortgage Securities Trust
3.164% due 08/25/2036 •		$3	1
3.344% due 08/25/2036 ~		3,165	2,886

Goal Structured Solutions Trust
3.734% due 09/25/2041 ~		9,945	9,829

Greenpoint Manufactured Housing
6.298% due 06/08/2031 •		7,308	6,927

GS Mortgage-Backed Securities Trust
0.000% due 12/27/2067 ~(a)		2,904	2,691
3.871% due 12/27/2067 ~		661,101	579,759

GSAA Home Equity Trust
3.204% due 05/25/2036 ~		6,006	1,579
3.224% due 03/25/2036 ~		21	8
3.324% due 06/25/2036 •		45,981	10,947
3.424% due 10/25/2036 ~		38,907	11,799
3.424% due 02/25/2037 •		8,599	2,968
3.444% due 03/25/2036 •		21,084	8,311
3.444% due 05/25/2036 •		17,471	4,904
3.524% due 05/25/2047 •		1,436	976
3.564% due 06/25/2036 ~		2,894	976
3.624% due 03/25/2036 •		16,028	8,878
3.724% due 04/25/2047 ~		11,804	5,935
3.784% due 08/25/2037 •		2,652	2,568
3.819% due 06/25/2035 •		3,000	2,888
3.824% due 10/25/2035 ~		2,372	2,332
3.879% due 08/25/2035 ~		4,304	4,066
4.059% due 06/25/2034 ~		314	297
5.344% due 09/25/2035 ~		178	123
5.772% due 11/25/2036 ^~		7,406	2,354
6.000% due 11/25/2037 ^		684	434
6.948% due 06/25/2036 þ		19,533	5,567

GSAMP Trust
3.154% due 12/25/2036 ~		642	335
3.164% due 11/25/2036 ~		1,016	507
3.174% due 01/25/2037 ~		6,484	4,049
3.214% due 12/25/2046 ~		5,426	3,056
3.224% due 08/25/2036 ~		12,403	11,740
3.224% due 11/25/2036 •		24,735	12,338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.224% due 11/25/2036	$19,437	$9,718
3.254% due 12/25/2036 ~	5,430	2,839
3.254% due 01/25/2037 •	1,970	1,904
3.264% due 11/25/2035 ~	187	22
3.284% due 11/25/2036 ~	13,881	6,924
3.354% due 03/25/2047 ~	12,255	11,737
3.364% due 06/25/2036 •	8,241	7,883
3.384% due 10/25/2036 ^~	1,501	16
3.384% due 05/25/2046 ~	5,521	5,452
3.454% due 03/25/2047 •	2,000	1,658
3.534% due 06/25/2036 •	6,996	5,579
3.564% due 12/25/2035 ~	731	729
3.564% due 06/25/2036 •	3,756	2,265
3.624% due 02/25/2036 •	14,144	13,682
3.729% due 11/25/2035 ^~	10,656	9,276
3.759% due 02/25/2035 •	150	155
3.759% due 11/25/2035 •	134	126
3.864% due 07/25/2045 •	12,011	11,840
3.954% due 11/25/2034 •	2,065	1,994
3.984% due 11/25/2035 •	3,179	3,036
4.029% due 11/25/2035 ~	4,016	3,452
4.059% due 03/25/2035 ^•	3,445	3,119
4.134% due 06/25/2035 ~	1,964	1,954
4.809% due 12/25/2034 ~	8,527	8,302

Harley Marine Financing LLC
6.682% due 05/15/2043 «	45,644	39,427

Hildene TruPS Securitization Ltd.
4.744% due 05/22/2039 ~	2,506	2,456

Home Equity Asset Trust
3.404% due 08/25/2036 •	418	415
3.464% due 11/25/2032 ~	128	117
3.699% due 04/25/2036 ~	10	10
3.744% due 04/25/2036 ~	7,046	6,079
3.784% due 12/25/2033 •	2	2
3.789% due 01/25/2036 ~	4,496	4,281
3.789% due 04/25/2036 •	18,000	17,080
3.984% due 11/25/2034 •	36	36
4.029% due 11/25/2035 ~	7,552	7,105
4.284% due 06/25/2032 ^•	934	915
5.634% due 03/25/2033 •	1,902	1,816

Home Equity Mortgage Loan Asset-Backed Trust
3.244% due 11/25/2036 ~	11,111	9,597
3.244% due 07/25/2037 •	389	231
3.254% due 04/25/2037	3,703	2,633
3.274% due 07/25/2037 •	32,772	14,928
3.284% due 07/25/2037 ~	16,670	9,908
3.304% due 04/25/2037 ~	45,163	35,842
3.324% due 11/25/2036 •	7,998	6,377
3.404% due 04/25/2037 •	10,087	8,798
3.464% due 06/25/2036 ~	1,223	1,211
3.564% due 08/25/2036 ~	6,315	5,625
3.644% due 06/25/2036 ~	8,000	7,236
3.684% due 03/25/2036 ~	22,235	20,197
3.744% due 03/25/2036 ~	14,859	13,758
3.864% due 10/25/2035 ~	13,050	11,670

62	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hout Bay Corp.
1.370% due 07/05/2041 ~	$437,681	$74,030
1.570% due 07/05/2041 ~	34,165	4,150
1.700% due 07/05/2041 ~	4,046	4

HSI Asset Loan Obligation Trust
4.527% due 12/25/2036 þ	8,572	2,953

HSI Asset Securitization Corp. Trust
3.184% due 10/25/2036 ~	2,369	1,037
3.224% due 12/25/2036 ~	13,868	12,270
3.224% due 01/25/2037 ~	51,341	40,461
3.274% due 04/25/2037 ~	15,424	8,406
3.304% due 10/25/2036 •	16,139	7,088
3.344% due 04/25/2037 •	6,214	3,395
3.404% due 10/25/2036 •	8,355	3,676
3.404% due 05/25/2037 ~	5,020	4,982
3.424% due 12/25/2036 •	27,533	7,625
3.459% due 05/25/2037 •	2,200	2,077
3.564% due 10/25/2036 ~	1,861	821
3.579% due 02/25/2036 ~	7,465	7,140
3.609% due 02/25/2036 ~	16,250	14,324
3.699% due 01/25/2036	4,530	4,288

IMC Home Equity Loan Trust
7.520% due 08/20/2028	11	11

IndyMac INDB Mortgage Loan Trust
3.404% due 07/25/2036 ~	28,132	9,199

IXIS Real Estate Capital Trust
3.144% due 05/25/2037 ~	5,522	1,460
3.244% due 05/25/2037 •	33,240	8,788
3.384% due 01/25/2037 ~	75,509	29,992
3.404% due 08/25/2036 ~	62,483	18,401
3.484% due 03/25/2036 ^•	10,814	5,885
3.604% due 08/25/2036 ~	31,724	9,342
3.714% due 02/25/2036 ~	257	268
4.029% due 02/25/2035 ~	757	736

JP Morgan Mortgage Acquisition Corp.
3.594% due 02/25/2036 ^~	5,500	5,387
3.624% due 03/25/2036 ~	40,476	38,637
3.669% due 01/25/2036 •	14,000	13,140
3.729% due 05/25/2035	16,317	12,512
3.789% due 09/25/2035 ~	7,113	7,043
4.014% due 06/25/2035 •	16,467	15,648
4.059% due 12/25/2035 ~	8,091	7,482

JP Morgan Mortgage Acquisition Trust
3.184% due 03/25/2047 •	113	72
3.304% due 08/25/2036 •	2,277	1,649
3.324% due 05/25/2037 ~	20,250	17,931
3.324% due 05/25/2037 •	1,366	1,352
3.344% due 08/25/2036 ~	9,246	9,001
3.354% due 07/25/2036 •	25,140	20,754
3.364% due 11/25/2036 ~	11,557	10,239
3.489% due 07/25/2036 ~	20,822	20,251
3.519% due 05/25/2036 •	19,000	16,526
3.564% due 04/25/2036 ~	24,002	23,113
3.564% due 08/25/2036 •	19,163	13,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.604% due 07/25/2036 ~	$6,937	$6,783
4.084% due 11/25/2036 ~	1,794	1,671
4.421% due 10/25/2030 ^þ	1,203	677
4.421% due 01/25/2037 ^þ	13	7
6.330% due 07/25/2036 ^þ	5,264	1,782
6.910% due 07/25/2036 ^þ	7,505	2,538

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	19,371	15,118

KGS-Alpha SBA COOF Trust
1.044% due 04/25/2038 «~(a)	11,557	240

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	1,330	1,044

Legacy Mortgage Asset Trust
0.000% due 08/26/2058 (h)	754	722
0.125% due 12/26/2057 ~(a)	417,659	2,015
4.000% due 04/25/2058 ~	53,302	48,621
4.000% due 08/26/2058 ~	167,081	166,119
4.250% due 08/26/2058 ~	178,637	174,483

Lehman XS Trust
3.254% due 02/25/2037 ^~	19,844	17,573
3.264% due 02/25/2037 •	13,835	12,634
3.404% due 05/25/2036 •	16,315	17,686
3.544% due 02/25/2037 ~	7,143	5,655
3.644% due 05/25/2036 •	2,246	3,996
3.834% due 10/25/2035 ~	489	667
4.370% due 05/25/2037 þ	461	450
6.640% due 04/25/2036 þ	11,737	11,037

LendingClub Receivables Trust
3.500% due 02/15/2046	6,425	6,364
3.600% due 02/15/2046	5,689	5,626
3.750% due 10/15/2025	9,017	8,938

Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029	42,283	41,592
4.770% due 10/15/2029	25,631	25,129

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	26,720	26,336

Long Beach Mortgage Loan Trust
3.184% due 12/25/2036 •	14,797	5,900
3.194% due 11/25/2036 •	6,184	2,202
3.244% due 12/25/2036 •	2,925	2,039
3.254% due 12/25/2036 ~	35,523	14,185
3.264% due 09/25/2036 ~	10,581	3,331
3.304% due 11/25/2036	5,621	2,004
3.314% due 12/25/2036 ~	24,393	9,749
3.374% due 07/25/2036 ~	14,384	10,418
3.384% due 05/25/2036 •	45,749	27,330
3.384% due 06/25/2036 ~	57,168	29,211
3.384% due 09/25/2036 •	41,361	26,887
3.394% due 08/25/2036 ~	20,519	11,083
3.394% due 10/25/2036 •	45,919	27,372
3.404% due 08/25/2036 ~	26,495	11,389
3.404% due 10/25/2036 ~	22,436	7,825
3.404% due 05/25/2046 ~	7,955	7,169
3.484% due 01/25/2036 •	17,380	16,598

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	63

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.504% due 01/25/2046 ~	$50,973	$48,604
3.524% due 02/25/2036 •	13,407	13,008
3.564% due 08/25/2036 ~	6,329	2,725
3.604% due 08/25/2035 ~	523	510
3.604% due 05/25/2036 •	15,349	5,093
3.614% due 06/25/2034 ~	1,671	1,586
3.684% due 01/25/2036 •	35,258	32,838
3.729% due 11/25/2035 •	6,714	6,653
3.834% due 07/25/2033 ~	2,107	2,026
3.884% due 11/25/2034 ~	4,480	4,040
3.939% due 07/25/2034 ~	1,649	1,560
4.314% due 06/25/2033 •	3,205	3,077

Madison Avenue Manufactured Housing Contract Trust
6.334% due 03/25/2032 •	2,361	2,364

Madison Park Funding Ltd.
3.679% due 01/22/2028 ~	23,104	22,707

Marble Point CLO Ltd.
3.990% due 01/20/2032	4,200	4,088

Marlette Funding Trust
0.000% due 04/16/2029 «(h)	7	417

MASTR Asset-Backed Securities Trust
3.134% due 08/25/2036 •	4,998	1,932
3.134% due 10/25/2036 •	39,418	13,292
3.134% due 01/25/2037 ~	35,322	11,713
3.184% due 11/25/2036 •	14,185	8,793
3.184% due 11/25/2036 ~	6	2
3.184% due 01/25/2037 ~	33,556	11,127
3.204% due 10/25/2036 •	32,504	11,010
3.229% due 10/25/2036 ~	56,430	22,490
3.229% due 01/25/2037 •	13,690	4,375
3.244% due 01/25/2037 •	37,054	12,287
3.284% due 08/25/2036 ~	10,542	3,408
3.284% due 10/25/2036 ~	8,037	4,413
3.294% due 05/25/2037 ~	1,353	1,282
3.324% due 08/25/2036 •	19,471	7,629
3.329% due 10/25/2036 ~	6,270	2,515
3.344% due 10/25/2036 ~	31,214	15,659
3.384% due 04/25/2036 ~	26,206	7,070
3.384% due 08/25/2036 ~	21,976	8,393
3.384% due 05/25/2037 •	7,075	6,354
3.404% due 10/25/2036 ~	3,206	1,760
3.484% due 04/25/2036 ~	64,823	12,620
3.504% due 10/25/2036 ~	4,160	2,284
3.504% due 11/25/2036 •	3,527	1,301
3.564% due 06/25/2036 ~	4,144	1,737
3.564% due 08/25/2036 •	29,238	10,026
3.604% due 06/25/2036 ~	1,895	1,713
3.654% due 01/25/2036 ~	207	202
3.664% due 01/25/2036 ~	4,070	4,003
3.834% due 10/25/2035 ^•	12,121	11,280
4.234% due 08/25/2037 ~	20,174	18,307
7.734% due 05/25/2033 •	3,964	3,775

MASTR Specialized Loan Trust
3.454% due 01/25/2037 ~	10,908	5,117
3.604% due 02/25/2036 •	2,248	2,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mercury CDO Ltd.
4.018% due 12/08/2040 ~	$6,000	$1,631

Merrill Lynch First Franklin Mortgage Loan Trust
3.424% due 04/25/2037 •	2,916	1,237
3.424% due 05/25/2037 ~	27,694	21,495
3.564% due 05/25/2037 ~	48,907	38,087
3.584% due 04/25/2037 •	23,410	10,005
3.724% due 05/25/2037 ~	30,559	23,883

Merrill Lynch Mortgage Investors Trust
3.204% due 11/25/2037 •	3,983	1,468
3.229% due 08/25/2037 •	8,643	7,878
3.234% due 08/25/2037 ~	401	373
3.284% due 07/25/2037 ~	3,853	1,004
3.324% due 08/25/2037 ~	371	301
3.324% due 10/25/2037	21,316	3,783
3.384% due 08/25/2037 ~	3,142	3,011
3.384% due 11/25/2037 ~	24,300	9,038
3.404% due 03/25/2037 •	5,455	1,815
3.404% due 04/25/2037 ~	11,089	5,605
3.404% due 07/25/2037 •	3,316	1,968
3.414% due 03/25/2037	21,432	8,221
3.534% due 02/25/2047 ~	26,417	16,365
3.684% due 12/25/2036 ~	11,452	10,713
3.684% due 01/25/2037 ~	2,331	2,156
3.774% due 08/25/2036 ~	2,773	2,771
3.804% due 05/25/2036 ~	268	264
3.954% due 05/25/2036 •	4,037	3,221
4.014% due 07/25/2035 ~	8,325	8,018
4.059% due 04/25/2036 •	958	932
4.209% due 08/25/2036 •	1,641	1,807
6.647% due 04/25/2035 ~	220	170

MESA Trust
6.309% due 11/25/2031 ^•	927	763

MF1 LLC
5.659% due 09/17/2037 ~	128,500	127,318

Mid-State Trust
4.864% due 07/15/2038	414	400

MMcapS Funding Ltd.
3.532% due 12/01/2035 ~	9,100	8,872

Morgan Stanley ABS Capital, Inc. Trust
3.184% due 10/25/2036 •	4,304	2,134
3.184% due 11/25/2036 ~	1,662	1,035
3.194% due 03/25/2037 •	2,916	1,372
3.214% due 10/25/2036 ~	15,832	14,150
3.214% due 12/25/2036 ~	45,590	28,848
3.214% due 01/25/2037 •	22,504	11,311
3.224% due 10/25/2036 •	37,494	18,594
3.224% due 11/25/2036 •	2,811	1,457
3.224% due 05/25/2037 ~	3,356	2,612
3.234% due 10/25/2036 •	15,628	8,711
3.234% due 12/25/2036 ~	959	518
3.244% due 09/25/2036 •	236	108
3.264% due 02/25/2037 •	25,526	8,723
3.264% due 03/25/2037 ~	25,970	12,221

64	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.264% due 05/25/2037 •	$12,557	$11,211
3.284% due 02/25/2037 ~	9,336	5,238
3.284% due 05/25/2037 •	3,881	2,304
3.304% due 10/25/2036 ~	1,328	659
3.304% due 11/25/2036 ~	11,393	5,906
3.314% due 10/25/2036 ~	8,926	4,985
3.314% due 02/25/2037 ~	31,011	10,601
3.334% due 03/25/2037 ~	43,187	20,326
3.334% due 05/25/2037 ~	10,878	9,716
3.344% due 09/25/2036 ~	45,196	21,628
3.344% due 05/25/2037 ~	8,270	6,368
3.364% due 08/25/2036 •	29,144	15,933
3.384% due 09/25/2036 ~	14,158	5,584
3.404% due 03/25/2036 ~	7,287	7,200
3.404% due 09/25/2036 ~	24,869	11,388
3.414% due 02/25/2037 ~	7,758	4,353
3.544% due 09/25/2036 •	3,782	1,733
3.584% due 04/25/2036 •	14,739	13,738
3.584% due 08/25/2036 ~	11,713	6,294
3.624% due 03/25/2036 •	5,702	5,523
3.684% due 12/25/2035 ~	12,427	11,504
3.704% due 12/25/2035 •	9,833	9,616
3.824% due 01/25/2034 ~	4,173	3,967
3.894% due 04/25/2034 •	1,451	1,384
3.984% due 05/25/2034 •	3,596	3,417
4.014% due 07/25/2035 •	5,495	5,365
4.074% due 06/25/2035 ~	8,592	8,464
4.104% due 10/25/2033 •	397	388
4.144% due 09/25/2034 •	323	288
4.164% due 03/25/2033 ~	43	42
4.334% due 07/25/2037 ~	14,010	11,918
4.984% due 02/25/2047 •	32,371	29,241

Morgan Stanley Capital, Inc. Trust
3.624% due 03/25/2036 ~	87,316	72,542
3.639% due 01/25/2036 •	700	515
3.664% due 01/25/2036 •	11,181	10,778
3.664% due 02/25/2036 •	6,869	6,767

Morgan Stanley Dean Witter Capital, Inc. Trust
4.434% due 02/25/2033 ~	402	392
4.659% due 11/25/2032 •	212	211

Morgan Stanley Home Equity Loan Trust
3.184% due 12/25/2036 •	3,543	1,854
3.184% due 04/25/2037 •	5,562	3,181
3.224% due 12/25/2036 ~	43,549	22,818
3.254% due 04/25/2037 ~	9,428	5,320
3.404% due 04/25/2036 ~	7,726	5,668
3.434% due 04/25/2037 •	19,849	11,372
3.594% due 02/25/2036 ~	257	240
3.604% due 04/25/2036 ~	11,779	8,665
4.074% due 05/25/2035 •	9,291	9,028

Morgan Stanley IXIS Real Estate Capital Trust
3.154% due 11/25/2036 •	8,288	3,068
3.194% due 11/25/2036 ~	19,138	7,084
3.234% due 11/25/2036 ~	1,575	583
3.304% due 11/25/2036 ~	21,024	7,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.384% due 07/25/2036 •	$6,736	$2,957
3.544% due 07/25/2036 ~	26,214	11,526

Morgan Stanley Mortgage Loan Trust
3.424% due 10/25/2036 ~	2,307	815
3.544% due 02/25/2037 ~	3,024	877
3.804% due 04/25/2037 ~	7,831	2,674
5.750% due 04/25/2037 ^~	322	166
6.000% due 02/25/2037 ^~	161	146
6.122% due 01/25/2047 þ	140	130
6.254% due 01/25/2047 þ	6,228	2,948
6.465% due 09/25/2046 ^þ	3,847	1,568

Morgan Stanley Structured Trust
3.314% due 06/25/2037 ~	477	477
3.384% due 06/25/2037 •	39,975	36,374

National Collegiate Commutation Trust
0.000% due 03/25/2038 •	61,425	17,696

Nationstar Home Equity Loan Trust
3.259% due 06/25/2037 ~	360	349
3.314% due 03/25/2037 ~	75	74
3.334% due 06/25/2037 •	2,735	2,282
3.354% due 03/25/2037 ~	3,067	2,944
3.364% due 03/25/2037 •	5,542	5,046
3.444% due 09/25/2036 ~	13,337	12,551
3.454% due 09/25/2036 •	1,338	1,175
3.494% due 04/25/2037 •	11,803	10,916

Navient Private Education Loan Trust
4.268% due 07/16/2040 •	27,120	26,948

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	414	375
3.238% due 11/15/2045 «~	163,318	165,402

Navient Student Loan Trust
4.134% due 12/27/2066 ~	1,859	1,843

New Century Home Equity Loan Trust
3.444% due 05/25/2036 •	694	680
3.819% due 10/25/2035 ~	35,480	29,934
3.824% due 08/25/2034 ~	116	110
3.849% due 02/25/2035 ~	2,919	2,778
3.909% due 09/25/2035 ~	1,944	1,940
4.029% due 09/25/2035 •	1,650	1,608
4.149% due 11/25/2034 ~	49	48
4.846% due 11/25/2033 þ	111	87

Newcastle Investment Trust
0.000% due 05/01/2033 ~	50,547	53,113

Newcastle Mortgage Securities Trust
3.274% due 04/25/2037 •	10,586	10,145
3.314% due 04/25/2037 •	1,602	1,573
3.424% due 04/25/2037 ~	6,698	6,111
3.584% due 04/25/2037 ~	7,785	6,187

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.234% due 07/25/2036 ~	29,781	27,095
3.504% due 11/25/2035 ~	2,426	2,405
3.519% due 03/25/2036 •	397	388
3.564% due 03/25/2036 ~	4,024	3,736

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	65

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.714% due 02/25/2036 ~	$2,125	$1,968
3.744% due 11/25/2035 ~	9,479	9,061

North Carolina State Education Assistance Authority
3.583% due 07/25/2036 ~	2,738	2,690

NovaStar Mortgage Funding Trust
3.214% due 03/25/2037 •	101,921	69,257
3.264% due 09/25/2037 ~	26,455	23,624
3.384% due 06/25/2036 ~	1,354	1,071
3.999% due 10/25/2035 •	8,491	7,952
4.254% due 06/25/2035 •	5,000	4,728

Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	411	409
5.410% due 11/15/2032	209	209
6.190% due 12/15/2022	46	46
7.945% due 12/15/2022 ~	2,947	848

Option One Mortgage Loan Trust
3.204% due 03/25/2037 ~	695	659
3.224% due 01/25/2037 •	20,171	14,056
3.224% due 01/25/2037 ~	7,643	4,732
3.224% due 02/25/2037 ~	30,729	17,982
3.224% due 03/25/2037 ~	63,951	40,461
3.264% due 04/25/2037 ~	20,936	12,796
3.264% due 07/25/2037 ~	5,011	3,267
3.304% due 04/25/2037 ~	119,935	86,778
3.304% due 05/25/2037 ~	109,076	70,991
3.334% due 03/25/2037 •	5,101	2,699
3.384% due 05/25/2037 •	5,394	3,092
3.654% due 01/25/2036 ~	54,206	40,108
3.684% due 01/25/2036 ~	7,543	7,401
3.954% due 05/25/2035 ~	2,941	2,353
3.984% due 01/25/2034 •	1,496	1,424
4.509% due 11/25/2034 ~	17	16

Option One Mortgage Loan Trust Asset-Backed Certificates
3.714% due 12/25/2035 •	4,164	4,033
3.744% due 12/25/2035 ~	8,709	7,663
3.774% due 11/25/2035 •	13,618	13,165
3.819% due 11/25/2035 •	5,889	4,980
3.939% due 10/25/2032 ~	1,952	1,881

Ownit Mortgage Loan Trust
3.077% due 10/25/2035 þ	6,992	4,099
3.384% due 07/25/2037	5,237	4,592
3.604% due 07/25/2037	4,447	3,917
3.984% due 10/25/2036 ^~	3,273	3,017

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	59,976	57,583
4.970% due 01/15/2030	42,820	42,443

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.804% due 05/25/2035 •	10,024	9,806
3.819% due 08/25/2035 ~	100	96
4.014% due 05/25/2035 ~	18,645	17,176
4.089% due 06/25/2035 ~	6,274	5,985
4.119% due 05/25/2035 ~	4,784	3,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.134% due 10/25/2034 •	$5,965	$5,858
4.134% due 06/25/2035 ~	4,641	3,959
4.254% due 03/25/2035 ~	7,552	6,932
4.659% due 02/25/2035 ~	7,615	7,448
4.809% due 02/25/2035 •	3,247	2,901
4.959% due 10/25/2034 ~	1,408	1,334
5.184% due 09/25/2034 ~	3,062	2,560

People’s Financial Realty Mortgage Securities Trust
3.224% due 09/25/2036 •	26,290	7,908

Popular ABS Mortgage Pass-Through Trust
3.414% due 07/25/2036 ~	2,638	2,485
3.624% due 05/25/2036 ^~	3,857	3,497
3.954% due 02/25/2036 ~	1,312	1,219
5.917% due 04/25/2035 þ	72	66

RAAC Trust
3.434% due 11/25/2046 •	424	400
3.664% due 05/25/2046 ~	719	715
3.684% due 09/25/2045 •	3,379	3,298
3.784% due 02/25/2046 ~	843	826
3.834% due 02/25/2037 ~	3,182	2,927
3.844% due 10/25/2046 •	7,178	6,751
4.059% due 02/25/2046 ~	19,679	16,444
4.584% due 09/25/2047 ~	7,351	7,140
4.734% due 05/25/2039 •	1,924	1,885

Regatta Funding Ltd.
3.990% due 10/17/2030 ~	6,100	6,006

Renaissance Home Equity Loan Trust
3.964% due 08/25/2033 •	701	652
5.512% due 04/25/2037 þ	6,555	2,022
5.580% due 11/25/2036 þ	12,329	4,970
5.744% due 06/25/2037 ^þ	137,503	43,673
5.906% due 06/25/2037 þ	23,928	7,811
6.115% due 08/25/2036 þ	12,997	5,663
6.203% due 06/25/2037 þ	23,512	8,156
7.750% due 09/25/2037 ^þ	30,782	14,801

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	41,132	39,959

Residential Asset Mortgage Products Trust
3.314% due 12/25/2036 ~	15,000	13,764
3.434% due 08/25/2036 •	499	480
3.434% due 10/25/2036 •	2,663	2,555
3.474% due 02/25/2037	8,613	7,724
3.524% due 12/25/2035 •	19,991	18,119
3.584% due 04/25/2034 ~	4,368	4,232
3.609% due 07/25/2036 ~	1,328	1,235
3.624% due 02/25/2036	1,500	1,418
3.664% due 04/25/2034 •	3,035	2,946
3.684% due 02/25/2036 ~	3,758	3,714
3.784% due 12/25/2035 •	25,244	22,518
3.894% due 07/25/2035 ~	6,500	6,258
3.954% due 02/25/2034 ~	873	852
3.954% due 10/25/2035 •	11,246	10,788
3.969% due 11/25/2035 ~	7,000	6,461
3.987% due 12/25/2034 •	566	453

66	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.029% due 09/25/2035 •	$10,000	$9,660
4.059% due 04/25/2034 ~	24	24
4.074% due 10/25/2033 ~	2,564	2,486
4.104% due 03/25/2035 •	7,451	7,334
4.134% due 04/25/2034 ^•	1,688	1,500
4.149% due 07/25/2035 ~	10,345	10,172
4.239% due 02/25/2035 ~	5,718	5,530
4.284% due 01/25/2035 ^~	3,126	2,839
4.404% due 04/25/2034 ^•	2,821	2,482
4.809% due 08/25/2034 ~	605	576
4.989% due 02/25/2034 •	370	322
5.492% due 01/25/2035 þ	433	316
5.562% due 12/25/2034 þ	215	189
5.670% due 10/25/2034 þ	428	414

Residential Asset Securities Corp. Trust
3.294% due 04/25/2037 •	10,663	10,326
3.304% due 01/25/2037	5,889	5,668
3.304% due 02/25/2037 ~	7,276	6,895
3.324% due 10/25/2036 •	24,666	23,589
3.334% due 11/25/2036 ^~	73,696	65,337
3.344% due 07/25/2036 ~	338	336
3.364% due 07/25/2036 •	16,300	15,459
3.424% due 11/25/2036 •	9,348	8,740
3.424% due 04/25/2037 ~	44,917	42,692
3.594% due 04/25/2036 •	12,082	10,362
3.604% due 07/25/2036 ^•	11,891	10,634
3.624% due 07/25/2036 •	11,435	10,072
3.644% due 04/25/2036 •	6,453	6,332
3.684% due 02/25/2036 ~	5,484	5,351
3.699% due 11/25/2035 ~	17,900	16,981
3.714% due 12/25/2035 ~	187	186
3.744% due 10/25/2035 ~	11,326	10,883
3.744% due 11/25/2035 •	841	837
3.774% due 01/25/2036 •	2,454	2,442
3.789% due 09/25/2035	9,028	8,534
3.834% due 04/25/2034 ~	1,284	1,227
3.924% due 09/25/2034 •	577	544
3.924% due 12/25/2034 •	1,309	1,294
3.954% due 11/25/2035	10,475	8,479
3.969% due 08/25/2035 •	710	709
3.969% due 12/25/2035 •	1,516	1,340
4.119% due 08/25/2035 •	4,230	3,958
4.134% due 07/25/2035 ~	2,140	2,136
4.809% due 11/25/2034 ~	365	362
4.884% due 01/25/2034 •	1,415	1,367
5.034% due 11/25/2034 •	802	769
5.559% due 11/25/2034 •	443	428
5.980% due 09/25/2034 ~	895	728

Residential Funding Mortgage Securities, Inc. Trust
3.214% due 05/25/2036 ~	109	107

Salomon Mortgage Loan Trust
3.984% due 11/25/2033 ~	82	80

Saxon Asset Securities Trust
1.755% due 11/25/2035 ~	6,244	3,810
2.684% due 10/25/2046 ~	2,734	2,279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.264% due 05/25/2037 •		$25,709	$19,004
3.394% due 09/25/2037 •		12,552	12,005
3.804% due 11/25/2037 ~		4,873	4,271
3.879% due 03/25/2031 ~		147	127
4.059% due 12/25/2033 ~		2,312	2,241
4.059% due 12/26/2034 •		186	173
7.959% due 12/26/2034 ~		532	104

Securitized Asset-Backed Receivables LLC Trust
3.204% due 12/25/2036 ^~		473	128
3.244% due 11/25/2036 ^•		145	44
3.284% due 07/25/2036 ~		21,361	10,153
3.344% due 12/25/2036 ~		7,997	7,346
3.364% due 07/25/2036 ~		12,305	11,106
3.364% due 08/25/2036 ~		25,101	11,517
3.384% due 07/25/2036 •		21,308	10,128
3.384% due 09/25/2036 •		4,214	1,628
3.404% due 07/25/2036 ~		5,404	2,120
3.404% due 10/25/2036 •		67,497	25,222
3.404% due 11/25/2036 •		7,589	2,318
3.424% due 08/25/2036 ^~		11,584	3,896
3.484% due 12/25/2036 ~		72,167	29,562
3.564% due 07/25/2036 ~		3,899	1,853
3.584% due 05/25/2036 ~		7,232	4,101
3.584% due 06/25/2036 ~		19,067	12,857
3.664% due 12/25/2035 •		2,558	2,472
3.684% due 11/25/2035 ~		31,030	25,609
3.684% due 12/25/2035 ~		13,341	8,172
3.729% due 10/25/2035 •		3,975	3,532
3.759% due 01/25/2035 ~		933	868
3.804% due 10/25/2035 •		963	852
4.044% due 01/25/2036 ^•		699	658

SG Mortgage Securities Trust
3.224% due 10/25/2036 •		18,660	17,226
3.544% due 07/25/2036 ~		8,224	1,927
3.789% due 10/25/2035 •		2,000	1,845

Sierra Madre Funding Ltd.
3.043% due 09/07/2039 ~		25,372	18,226

SLM Private Credit Student Loan Trust
3.563% due 12/15/2039 ~		426	403

SLM Student Loan Trust
0.545% due 10/25/2039 •	EUR	6,261	5,849
4.283% due 04/25/2023 ~		$9,822	9,812

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(h)		34	63,364
3.735% due 02/16/2055 ~		356,017	351,087
3.934% due 09/15/2054 ~		3,584	3,489
3.940% due 02/16/2055		360,770	336,743
4.550% due 02/16/2055		96,891	89,576
4.950% due 02/16/2055		24,146	22,230
5.950% due 02/16/2055		41,493	38,863
6.150% due 04/15/2033 «		53,758	53,843
6.580% due 04/15/2033 «		21,252	21,286
7.230% due 04/15/2033 «		27,503	27,546

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		950	34,169

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	67

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.170% due 02/15/2046	$279,271	$252,511
2.550% due 02/15/2046	51,395	43,457
3.578% due 06/15/2050 ~	181,992	172,873
4.663% due 05/16/2050 ~	106,412	102,515

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	3,994	3,830
4.034% due 01/25/2039 ~	345	345

Soundview Home Loan Trust
3.194% due 01/25/2037 ~	693	519
3.194% due 02/25/2037 ~	194	55
3.234% due 03/25/2037 ~	12,812	12,009
3.234% due 06/25/2037 ~	3,124	2,246
3.244% due 01/25/2037 •	34,985	26,205
3.254% due 07/25/2037 •	1,707	1,465
3.254% due 08/25/2037 •	2,618	2,284
3.284% due 01/25/2037 ~	101	100
3.284% due 06/25/2037 ~	135,154	96,957
3.294% due 06/25/2037 •	6,910	4,968
3.324% due 01/25/2037 ~	15,226	11,405
3.364% due 06/25/2037 ~	2,752	1,979
3.384% due 07/25/2036 ~	10,744	10,639
3.384% due 01/25/2037 ~	11,976	11,089
3.424% due 06/25/2036 •	898	897
3.424% due 11/25/2036 •	63,794	21,572
3.454% due 02/25/2037 ~	20,671	6,063
3.489% due 12/25/2036 ~	13,050	12,553
3.544% due 06/25/2036 ~	6,976	6,709
3.549% due 02/25/2036 ~	14,524	13,629
3.564% due 07/25/2036 ~	9,800	8,742
3.584% due 10/25/2036 •	28,055	26,818
3.584% due 11/25/2036 •	282	264
3.639% due 03/25/2036 •	14,893	14,109
3.784% due 12/25/2035 ~	6,762	6,696
3.834% due 06/25/2035 ~	17,750	16,727
3.849% due 08/25/2035 •	1,565	1,581
3.939% due 01/25/2035 ~	117	109
3.984% due 10/25/2037 ~	2,115	1,645
4.059% due 11/25/2035 •	3,946	3,781
4.384% due 11/25/2033 •	134	131

Specialty Underwriting & Residential Finance Trust
3.324% due 03/25/2037 •	30,428	16,322
3.354% due 04/25/2037 ~	2,654	1,968
3.364% due 09/25/2037 ~	9,018	8,133
3.364% due 11/25/2037 •	6,541	5,313
3.384% due 06/25/2037 ~	1,731	1,071
3.504% due 11/25/2037 •	6,600	4,158
3.564% due 09/25/2037 •	16,084	6,965
3.584% due 06/25/2037 ~	3,755	1,961
4.254% due 12/25/2035 ~	3,021	2,938

Starwood Commercial Mortgage Trust
4.116% due 07/15/2038 ~	32,408	32,263
4.436% due 07/15/2038 •	25,170	24,855
4.636% due 07/15/2038 ~	10,070	9,808
4.986% due 07/15/2038 ~	13,000	12,545
5.386% due 07/15/2038 •	12,125	12,063
5.736% due 07/15/2038 ~	2,500	2,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Streeterville ABS CDO Ltd.
3.152% due 11/03/2040 •	$28,084	$14,928

Structured Asset Investment Loan Trust
3.214% due 07/25/2036 •	33,220	25,490
3.224% due 06/25/2036 •	13,371	12,802
3.234% due 07/25/2036 ~	1,827	1,793
3.257% due 07/25/2036 ~	35,765	23,336
3.494% due 09/25/2034 ~	361	342
3.684% due 09/25/2034 ~	21	21
3.684% due 01/25/2036 •	321	314
3.704% due 01/25/2036 ~	35,552	33,535
3.784% due 04/25/2033 •	99	97
3.804% due 04/25/2033	268	259
3.804% due 04/25/2035 •	1,112	1,092
3.804% due 07/25/2035 •	12,014	11,550
3.804% due 10/25/2035 ~	28,253	27,414
3.819% due 03/25/2035 ~	989	980
3.819% due 09/25/2035 •	5,685	4,784
3.834% due 07/25/2035 •	1,725	1,660
3.849% due 08/25/2035 ~	19,692	18,985
3.864% due 07/25/2035 ~	18	18
3.984% due 04/25/2035 •	12,640	11,827
4.034% due 07/25/2033 •	1,015	962
4.034% due 07/25/2033 ~	2	1
4.034% due 08/25/2033 ~	2,829	2,747
4.059% due 09/25/2034 •	9	9
4.059% due 01/25/2035 •	1,000	913
4.059% due 05/25/2035 ~	25,492	22,053
4.209% due 07/25/2033 ~	16	16
4.359% due 11/25/2034 •	5,203	4,970
4.584% due 11/25/2034 •	3,722	3,669
4.809% due 10/25/2034 •	185	176
4.809% due 11/25/2034 ~	1,948	1,857
5.409% due 11/25/2034 ~	96	94
5.709% due 08/25/2033 ~	1	1
5.859% due 10/25/2033 •	134	134
6.084% due 06/25/2033 ~	83	81
6.084% due 11/25/2034 ~	2,222	2,167
6.234% due 08/25/2033 •	1,046	992

Structured Asset Securities Corp.
3.789% due 02/25/2035 ~	1,474	1,425
3.834% due 02/25/2035 •	442	360
4.209% due 02/25/2035 •	9,563	9,211
6.583% due 05/25/2031 ~	3,208	2,643

Structured Asset Securities Corp. Mortgage Loan Trust
3.214% due 05/25/2036 ~	11,304	10,922
3.219% due 07/25/2036 •	8,677	8,540
3.224% due 08/25/2046 ~	21,520	20,179
3.234% due 09/25/2036 •	3,279	3,177
3.244% due 03/25/2036 ~	12,886	11,964
3.244% due 04/25/2036 •	10,289	10,009
3.244% due 01/25/2037 •	12,665	12,140
3.304% due 10/25/2037 •	40,207	26,369
3.314% due 01/25/2037 ~	38,771	25,784

68	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.314% due 05/25/2047 •	$2,107	$2,036
3.324% due 01/25/2037 •	2,062	1,937
3.334% due 09/25/2036 ~	2,127	2,125
3.354% due 04/25/2036 •	7,401	7,054
3.374% due 07/25/2036 •	32,865	30,789
3.374% due 07/25/2036 ^~	11,946	11,351
3.374% due 09/25/2036 ~	62,675	57,496
3.384% due 04/25/2031 ~	280	280
3.394% due 05/25/2036 •	23,439	22,171
3.444% due 03/25/2037 •	3,934	1,751
3.484% due 02/25/2037 ~	74	74
3.504% due 02/25/2037 ~	3,464	3,377
3.584% due 03/25/2037 ~	17,104	7,638
3.584% due 11/25/2037 •	5,100	4,613
3.609% due 07/25/2036 ~	2,827	2,632
3.684% due 12/25/2035 •	13,696	11,417
3.684% due 01/25/2037 ~	13,630	10,869
3.684% due 03/25/2037 •	5,890	2,635
3.704% due 12/25/2036 ~	35,465	21,091
3.704% due 02/25/2037 ~	2,200	2,021
3.714% due 05/25/2035 ~	18	17
3.729% due 02/25/2036 •	369	367
3.759% due 04/25/2035 ~	921	852
3.759% due 06/25/2035 ~	3,806	3,697
3.789% due 02/25/2036 •	12,034	11,610
3.879% due 02/25/2036 ~	297	272
3.984% due 05/25/2035 ~	447	421
4.029% due 05/25/2035 •	115	107
4.059% due 05/25/2035 ~	3,853	3,704
4.074% due 05/25/2035 ~	87	80
4.084% due 08/25/2037 ~	3,606	3,570
4.089% due 11/25/2035 •	1,457	1,438
4.134% due 05/25/2035 ~	677	605
4.134% due 08/25/2037 ~	7,000	6,757
4.184% due 10/25/2037 •	57,614	29,078
4.734% due 05/25/2035 •	35	33
5.184% due 11/25/2035 ~	3,000	2,905

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032	91	55
3.909% due 01/25/2035 ~	1,753	1,721

Structured Asset Securities Corp. Trust
3.774% due 09/25/2035 ~	10,489	10,006

Taberna Preferred Funding Ltd.
2.763% due 07/05/2035 ~	10,743	9,777
2.763% (US0003M + 0.470%) due 07/05/2035 ~	162	148

Terwin Mortgage Trust
3.424% due 07/25/2037 •	2,219	2,130
3.704% due 04/25/2037 •	15,805	14,644
3.884% due 09/25/2036 ~	10,462	4,668
5.334% due 10/25/2038 ~	1,379	1,357

Theorem Funding Trust
1.850% due 02/15/2028	37,359	36,435
6.060% due 12/15/2028 «	66,636	66,630

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$3,838	$3,631

Trapeza CDO Ltd.
2.612% due 04/06/2042 ~	14,162	13,225
2.672% due 04/06/2042 •	8,300	7,221
3.099% due 01/27/2040 ~	22,439	21,515
3.147% due 11/09/2042 ~	13,773	12,965
3.197% due 11/09/2042 •	14,000	12,040

Triaxx Prime CDO Ltd.
2.813% due 10/02/2039 •	5,843	336

Tropic CDO Ltd.
2.802% due 07/15/2036 ~	19,435	18,634
2.832% due 07/15/2036 •	30,029	28,492

Truman Capital Mortgage Loan Trust
3.344% due 03/25/2036 •	38	38

TruPS Financials Note Securitization Ltd.
4.844% due 03/30/2039 •	177,953	171,280

TSTAT Ltd.
4.854% due 07/20/2031	5,700	5,618

U.S. Capital Funding Ltd.
2.708% due 10/10/2040 ~	35,369	32,716

Upstart Pass-Through Trust Series
4.300% due 05/20/2030	12,879	12,415

Upstart Securitization Trust
1.310% due 11/20/2031	12,776	12,354

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	16,710	16,082

Wachovia Mortgage Loan Trust LLC
3.774% due 10/25/2035 ~	2,572	2,337

WaMu Asset-Backed Certificates WaMu Trust
3.194% due 04/25/2037 •	44	18
3.234% due 01/25/2037 ~	34,582	30,038
3.254% due 07/25/2047 ~	12,672	8,253
3.309% due 05/25/2037 •	35,156	32,582
3.324% due 05/25/2037 •	20,220	17,550
3.334% due 05/25/2037 ~	13,809	11,990

Washington Mutual Asset-Backed Certificates Trust
3.144% due 10/25/2036 ~	129	56
3.264% due 10/25/2036 •	12,987	5,600
3.324% due 08/25/2036 •	8,495	5,169
3.384% due 05/25/2036 ~	10,765	8,581

Wells Fargo Home Equity Asset-Backed Securities Trust
3.314% due 04/25/2037 ~	10,740	10,407
3.374% due 07/25/2036 •	5,886	5,760
3.404% due 07/25/2036	1,000	932
3.504% due 03/25/2037 •	872	847
4.059% due 10/25/2034 •	348	348
5.634% due 11/25/2035 ~	12,883	12,246

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.029% due 04/25/2034 •	6	6

Total Asset-Backed Securities (Cost $16,096,865)		14,721,106

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	69

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.2%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$567,294	$108,711
1.000% due 07/09/2029		36,438	7,114
1.400% due 03/25/2023	ARS	4,761,155	17,481
1.450% due 08/13/2023		20,711,976	74,323
1.500% due 07/09/2035 þ		$550,755	102,226
1.500% due 07/09/2046 þ		15,639	2,930
3.500% due 07/09/2041 þ		326,079	70,270
3.875% due 01/09/2038 þ		113,563	26,882
15.500% due 10/17/2026	ARS	2,847,058	2,378
16.000% due 10/17/2023		123,865	255
47.331% (BADLARPP) due 10/04/2022 ~		335,699	165

Autonomous City of Buenos Aires
69.817% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	3,730
72.040% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	12,374

Colombia Government International Bond
4.000% due 02/26/2024		$32,600	31,783

Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050		36,400	29,773

Israel Government International Bond
3.800% due 05/13/2060		115,235	87,782
4.500% due 04/03/2120		48,000	39,146

Korea Development Bank
4.800% due 06/10/2023	IDR	780,100,000	50,517

Peru Government International Bond
5.350% due 08/12/2040	PEN	11,328	1,964
5.400% due 08/12/2034		13,380	2,524
5.940% due 02/12/2029		534,706	118,124
6.150% due 08/12/2032		239,411	50,090
6.350% due 08/12/2028		581,891	133,638
6.900% due 08/12/2037		8,414	1,771
6.950% due 08/12/2031		7,995	1,799
8.200% due 08/12/2026		585,476	152,645

Provincia de Buenos Aires
62.098% due 04/12/2025	ARS	941,356	3,138

Republic of Greece Government International Bond
2.000% due 04/22/2027 (n)	EUR	29,093	26,198
3.900% due 01/30/2033 (n)		46,724	42,235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/30/2037 (n)	EUR	78,168	$69,960
4.200% due 01/30/2042 (n)		33,323	30,508

Romania Government International Bond
1.750% due 07/13/2030		141,200	89,987
2.000% due 04/14/2033		56,994	33,119
2.125% due 03/07/2028		51,300	38,946
2.750% due 04/14/2041		66,000	33,238
2.875% due 04/13/2042		132,000	66,841
3.750% due 02/07/2034		59,420	40,390

Russia Government International Bond
0.000% due 04/24/2024 (e)	RUB	30,965,796	169,746
4.250% due 06/23/2027 ^(e)		$188,400	94,200
4.375% due 03/21/2029 ^(e)		200	90
4.750% due 05/27/2026 ^(e)		1,600	800
4.750% due 05/27/2026 ^		162,600	81,300
4.875% due 09/16/2023		400	274
4.875% due 09/16/2023 ^		25,800	17,673
5.100% due 03/28/2035 ^(e)		5,600	2,429
5.250% due 06/23/2047 ^(e)		560,200	280,100
5.625% due 04/04/2042 ^(e)		405,400	222,970
5.875% due 09/16/2043 ^(e)		124,400	68,420
7.150% due 11/12/2025 (e)	RUB	34,182,840	187,381
7.400% due 12/07/2022 (e)		2,570,000	14,088
7.500% due 03/31/2030 ^(e)		$2,541	1,880
7.950% due 10/07/2026 (e)	RUB	13,227,572	72,510
12.750% due 06/24/2028 ^(e)		$7,900	5,174

Serbia Government International Bond
1.650% due 03/03/2033	EUR	78,100	42,811
3.125% due 05/15/2027		51,212	41,165

South Africa Government International Bond
7.750% due 02/28/2023	ZAR	720,000	39,866
8.000% due 01/31/2030		525,700	24,902
8.250% due 03/31/2032		218,000	9,917
8.750% due 02/28/2048		315,200	13,151
8.875% due 02/28/2035		156,000	7,060
10.500% due 12/21/2026		16,966,700	970,701

State Agency of Roads of Ukraine
6.250% due 06/24/2030		$8,918	1,630

70	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkey Government International Bond
4.250% due 03/13/2025		$303,200	$268,089
5.250% due 03/13/2030		258,921	185,858
6.125% due 10/24/2028		76,500	61,219
7.625% due 04/26/2029		253,315	216,316

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		25,400	24,861

Ukraine Government International Bond
4.375% due 01/27/2032 ^	EUR	27,571	5,175

Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		$8,428	653
7.650% due 04/21/2025 ^(e)		40,703	3,053
8.250% due 10/13/2024 ^(e)		53,077	3,981
9.000% due 05/07/2023 ^(e)		23,441	1,758
9.250% due 09/15/2027 ^(e)		60,703	4,887
9.250% due 05/07/2028 ^(e)		75,546	6,081
11.750% due 10/21/2026 ^(e)		6,260	485
11.950% due 08/05/2031 ^(e)		64,700	5,208

Total Sovereign Issues (Cost $7,101,893)			4,762,817

		SHARES
COMMON STOCKS 0.3%

ENERGY 0.1%

Noble Corp. PLC (f)		4,688,652	138,690

Constellation Oil ‘B’ «(f)(l)		2,442,967	265

			138,955

FINANCIALS 0.2%

Credit Suisse Group AG		5,526,012	22,268

Intelsat SA «(f)(l)		7,963,794	222,986

			245,254

HEALTH CARE 0.0%

NVHL SA ‘A’ «(f)(l)		8,220	6

	SHARES	MARKET VALUE (000S)

NVHL SA ‘D’ «(f)(l)	8,220	$6

NVHL SA ‘E’ «(f)(l)	8,220	6

NVHL SA ‘F’ «(f)(l)	8,220	5

NVHL SA ‘G’ «(f)(l)	8,220	5

NVHL SA ‘H’ «(f)(l)	8,220	5

NVHL SA ‘I’ «(f)(l)	8,220	5

NVHL SA ‘J’ «(f)(l)	8,220	5

NVHL SA. ‘B’ «(f)(l)	8,220	5

NVHL SA. ‘C’ «(f)(l)	8,220	5

		53

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC «(f)	5,549	0

Westmoreland Mining Holdings «(f)(l)	144,947	797

		797

Total Common Stocks (Cost $726,780)		385,059

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA «(f)	900,294	3,826

Total Rights (Cost $0)		3,826

WARRANTS 0.1%

ENERGY 0.0%

Constellation Oil Class ‘D’ - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	634

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	827,738	4,139

		4,773

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «	684,000	128

INFORMATION TECHNOLOGY 0.1%

Windstream Holdings LLC - Exp. 9/21/2055 «	5,118,377	81,229

Total Warrants (Cost $82,482)		86,130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	71

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.8%

BANKING & FINANCE 0.7%

AGFC Capital Trust
4.262% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	$56,358

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	5,245,000	4,694

CaixaBank SA
6.750% due 06/13/2024 •(j)(k)	800,000	723

Charles Schwab Corp.
4.000% due 06/01/2026 •(j)	92,300,000	76,184
4.000% due 12/01/2030 •(j)	10,500,000	7,791
5.000% due 12/01/2027 •(j)	9,000,000	7,268
5.375% due 06/01/2025 •(j)	28,378,000	27,741

Encina Private Credit LLC «	24,670	0

Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)	87,500	8,969

Nationwide Building Society
10.250% ~	1,233,257	161,379

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(j)	381,436,200	343,945

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	85,730,000	72,725

		767,777

INDUSTRIALS 0.2%

General Electric Co.
6.623% (US0003M + 3.330%) due 12/15/2022 ~(j)	199,992,000	188,066

Sequa Corp. (15.000% PIK)
15.000% «(d)	22,801	30,539

Voyager Aviation Holdings LLC
9.500% «	33,294	10,425

		229,030

UTILITIES 0.9%

AT&T Mobility LLC
7.000% due 01/20/2023 «(j)(l)	41,201,923	1,048,636

Total Preferred Securities (Cost $2,410,085)		2,045,443

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

CBL & Associates Properties, Inc.		71,693	$1,837

Uniti Group, Inc.		1,524,129	10,593

VICI Properties, Inc.		11,625,222	347,013

Total Real Estate Investment Trusts (Cost $161,465)			359,443

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (m) 0.0%
			17,560

SHORT-TERM NOTES 0.0%

Pacific Gas & Electric Co.
3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~		$33,100	33,028

ARGENTINA TREASURY BILLS 0.2%
10.126% due 10/31/2022 - 09/18/2023 (g)(h)(i)	ARS	69,165,371	246,182

ISRAEL TREASURY BILLS 0.2%
0.023% due 12/07/2022 - 01/04/2023 (g)(h)	ILS	637,400	177,983

U.S. TREASURY BILLS 0.0%
2.359% due 10/06/2022 - 12/15/2022 (g)(h)		$37,281	37,210

Total Short-Term Instruments (Cost $532,266)			511,963

Total Investments in Securities (Cost $153,095,913)			134,319,665

72	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.9%

COMMON STOCKS 0.4%

Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	$69,681

iHeartMedia, Inc. ‘A’ (f)	9,028,024	66,175

iHeartMedia, Inc. ‘B’ «(f)	12,214,441	80,579

Neiman Marcus Group Ltd. LLC «(f)(l)	919,864	166,530

Sierra Hamilton Holder LLC «(f)(l)	15,369,768	2

Total Common Stocks (Cost $704,868)		382,967

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%

PIMCO Short-Term Floating NAV Portfolio III	642,130,663	$6,234,447

Total Short-Term Instruments (Cost $6,235,310)		6,234,447

Total Investments in Affiliates (Cost $6,940,178)		6,617,414

Total Investments 124.0% (Cost $160,036,091)		$140,937,079

Financial Derivative Instruments (o)(q) (0.4)% (Cost or Premiums, net $(112,782))		(494,927)

Other Assets and Liabilities, net (23.6)%		(26,740,997)

Net Assets 100.0%		$113,701,155

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	73

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 01/20/2023	09/24/2020	$1,114,426	$1,048,636	0.92%
Constellation Oil ‘B’	06/10/2022	265	265	0.00
Constellation Oil Class ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 09/29/2021	90,115	64,483	0.06
Fidere Gestion De Vivienda 2.500% due 08/15/2023	10/31/2018	81,967	68,068	0.06
GHH Holdings Ltd. 3.041% due 12/04/2024	10/10/2018	98,735	81,455	0.07
Hotel Ltd. 3.801% due 02/07/2023	07/09/2018	71,550	60,099	0.05
Intelsat SA	06/19/2017 - 02/23/2022	612,233	222,986	0.20
Kiinteisto oy Paulon Talo 2.633% due 11/15/2022	04/18/2018	48,875	38,672	0.03
Koala PPN 0.000% due 09/20/2032	06/24/2022	128,998	117,585	0.10
NVHL SA ‘A’	03/09/2012	26	6	0.00
NVHL SA ‘B’	03/09/2012	27	5	0.00
NVHL SA ‘C’	03/09/2012	27	5	0.00
NVHL SA ‘D’	03/09/2012	26	6	0.00
NVHL SA ‘E’	03/09/2012	26	6	0.00
NVHL SA ‘F’	03/09/2012	27	5	0.00
NVHL SA ‘G’	03/09/2012	27	5	0.00
NVHL SA ‘H’	03/09/2012	27	5	0.00
NVHL SA ‘I’	03/09/2012	27	5	0.00
NVHL SA ‘J’	03/09/2012	27	5	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	166,530	0.15
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	37,868	25,229	0.02
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021	47,553	28,448	0.03
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,070	797	0.00

		$2,370,442	$1,923,308	1.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.150%	09/30/2022	10/03/2022	$17,560	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(17,911)	$17,560	$17,561

Total Repurchase Agreements						$(17,911)	$17,560	$17,561

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	(1.500)%	09/23/2022	TBD	(3)	$	(5,070)	$(5,068)
	(1.250)	07/01/2022	TBD	(3)	EUR	(8,697)	(8,490)
	(1.250)	07/11/2022	TBD	(3)		(2,078)	(2,024)
	(1.250)	09/21/2022	TBD	(3)		(74,477)	(72,961)
FBF	0.000	09/26/2022	10/03/2022		$	(13,284)	(13,284)

74	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JML	(0.250)%	09/14/2022	10/05/2022	EUR	(2,516)	$(2,466)
RDR	1.250	09/26/2022	10/03/2022	$	(4,308)	(4,307)

Total Reverse Repurchase Agreements						$(108,600)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.7)%
Ginnie Mae, TBA	3.000%	11/01/2052	$44,550	$(40,499)	$(39,371)
Uniform Mortgage-Backed Security, TBA	1.500	10/01/2052	32,175	(26,519)	(24,682)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2037	300	(279)	(264)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	304,500	(253,255)	(246,597)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	1,846,350	(1,588,717)	(1,545,849)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2037	102,300	(102,161)	(98,720)

Total Short Sales (1.7)%				$(2,011,430)	$(1,955,483)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(88,543)	$0	$(88,543)	$88,274	$(269)
FBF	0	(13,284)	0	(13,284)	16,209	2,925
FICC	17,561	0	0	17,561	(17,911)	(350)
JML	0	(2,466)	0	(2,466)	2,300	(166)
RDR	0	(4,307)	0	(4,307)	4,440	133

Total Borrowings and Other Financing Transactions	$17,561	$(108,600)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(6,773)	$0	$(5,068)	$(11,841)
Sovereign Issues	0	(13,284)	0	(83,475)	(96,759)

Total Borrowings	$0	$(20,057)	$0	$(88,543)	$(108,600)

Payable for reverse repurchase agreements					$(108,600)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	75

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

(n)	Securities with an aggregate market value of $110,893 and cash of $330 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(232,140) at a weighted average interest rate of (1.276%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2,515	$6,288	$(2,352)	$(7,248)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2,515	6,288	(2,042)	(777)
Put - CME 90-Day Eurodollar December 2022 Futures	97.500	12/19/2022	4,980	12,450	(3,603)	(27,533)
Call - CME 90-Day Eurodollar December 2022 Futures	98.500	12/19/2022	4,980	12,450	(2,171)	(90)

Total Written Options					$(10,168)	$(35,648)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2022	1,343	$275,840	$(4,603)	$0	$(199)
U.S. Treasury 10-Year Ultra December Futures	12/2022	2,098	248,580	(15,525)	0	(1,049)

				$(20,128)	$0	$(1,248)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	4,739	$(1,134,635)	$18,353	$414	$0
3-Month SOFR Active Contract December Futures	03/2025	2,457	(591,615)	8,861	461	0
3-Month SOFR Active Contract December Futures	03/2026	2,667	(643,114)	9,268	567	0
3-Month SOFR Active Contract June Futures	09/2024	3,094	(743,256)	11,621	503	0
3-Month SOFR Active Contract June Futures	09/2025	2,494	(601,148)	8,837	530	0
3-Month SOFR Active Contract March Futures	06/2024	4,111	(985,921)	15,686	514	0
3-Month SOFR Active Contract March Futures	06/2025	2,245	(540,933)	8,037	449	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(602,089)	8,556	562	0
3-Month SOFR Active Contract September Futures	12/2024	2,869	(690,066)	10,594	502	0
3-Month SOFR Active Contract September Futures	12/2025	2,038	(491,362)	7,127	433	0
Australia Government 10-Year Bond December Futures	12/2022	11,965	(896,341)	23,160	0	(14,721)
U.S. Treasury 5-Year Note December Futures	12/2022	317	(34,080)	1,206	84	0

76	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2022	91,065	$(10,204,972)	$500,804	$35,573	$0
U.S. Treasury 30-Year Bond December Futures	12/2022	21,145	(2,672,860)	217,787	13,876	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	15,493	(2,122,541)	203,943	25,176	0
United Kingdom Long Gilt December Futures	12/2022	11,288	(1,214,989)	177,260	9,705	0

				$1,231,100	$89,349	$(14,721)

Total Futures Contracts				$1,210,972	$89,349	$(15,969)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.874%	$2,200	$(303)	$148	$(155)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2028	1.770%	EUR 25,700	$567	$(1,535)	$(968)	$0	$(21)
AT&T, Inc.	1.000	Quarterly	12/20/2022	0.772	$ 23,000	27	(7)	20	4	0
AT&T, Inc.	1.000	Quarterly	06/20/2023	0.872	25,600	32	1	33	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	1.126	21,900	278	(303)	(25)	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.241	2,400	31	(47)	(16)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284	14,600	241	(375)	(134)	0	(10)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.317	2,300	26	(53)	(27)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2027	1.387	6,900	(69)	(39)	(108)	0	(4)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.513	51,400	373	(299)	74	3	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.744	EUR 65,500	435	(375)	60	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2022	0.960	$ 7,800	0	3	3	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.053	115,300	418	(420)	(2)	27	0
Boeing Co.	1.000	Quarterly	12/20/2023	1.265	27,600	17	(94)	(77)	12	0
Boeing Co.	1.000	Quarterly	12/20/2024	1.588	27,630	(424)	94	(330)	16	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	7,750	(47)	(183)	(230)	7	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	56,900	(257)	(1,736)	(1,993)	74	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052	30,200	(1,551)	271	(1,280)	35	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	5.429	8,400	(68)	27	(41)	0	(17)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702	2,400	(119)	90	(29)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300	300	(22)	13	(9)	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.819	EUR 13,300	(66)	(470)	(536)	0	(30)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.763	$ 4,600	121	(77)	44	5	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.452	12,900	(79)	(136)	(215)	10	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	1.589	7,200	53	(210)	(157)	9	0
Ford Motor Co.	5.000	Quarterly	12/20/2022	1.799	15,000	702	(568)	134	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	3.159	24,300	2,324	(1,368)	956	20	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	77

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2026	3.859%	$ 6,700	$744	$(490)	$254	$3	$0
Ford Motor Co.	5.000	Quarterly	12/20/2026	4.042	8,800	1,089	(779)	310	15	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	4.269	16,700	1,581	(1,088)	493	24	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	2.066	400	47	(44)	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.027	6,600	516	(365)	151	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	3.178	15,100	829	(358)	471	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.402	28,300	1,920	(950)	970	15	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.614	54,000	4,529	(2,618)	1,911	25	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.761	16,700	607	2	609	17	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.950	21,300	2,034	(1,293)	741	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	4.094	13,400	1,508	(1,062)	446	21	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	47,500	4,548	(3,160)	1,388	81	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	72,800	1,061	(732)	329	9	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	60,700	537	(1,047)	(510)	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	1.375	31,200	370	(802)	(432)	22	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	47,300	9,144	(4,365)	4,779	87	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.549	16,000	(174)	(151)	(325)	12	0
Lennar Corp.	5.000	Quarterly	12/20/2026	1.794	10,200	2,104	(863)	1,241	23	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.552	12,200	85	(68)	17	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR 9,500	(684)	51	(633)	0	(20)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	36,900	(3,945)	644	(3,301)	32	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	77,200	(2,940)	(5,635)	(8,575)	0	(9)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	261,700	(12,603)	(21,745)	(34,348)	0	(250)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	45,500	(4,035)	(2,805)	(6,840)	0	(57)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.245	$ 13,300	302	(407)	(105)	0	(7)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286	62,700	1,471	(2,124)	(653)	0	(19)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.373	36,800	(45)	(511)	(556)	0	(24)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.443	33,800	(401)	(264)	(665)	0	0

						$13,142	$(60,825)	$(47,683)	$628	$(484)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$331	$(1,646)	$0	$(178)

78	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022		$ 30,940	$(715)	$697	$(18)	$21	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		15,895	(553)	471	(82)	12	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		55,420	108	(789)	(681)	43	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		187,179	(466)	(2,883)	(3,349)	0	(223)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		73,015	(348)	(1,387)	(1,735)	0	(64)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		217,028	(25,440)	8,501	(16,939)	3,452	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		1,472	(48)	(45)	(93)	24	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		1,574,120	(63,055)	(52,977)	(116,032)	24,764	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		18,081	(1,487)	(125)	(1,612)	262	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		579,850	(48,140)	(9,362)	(57,502)	5	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025		8,190	755	(717)	38	0	(3)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		13,108	1,255	(1,185)	70	47	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		736,164	7,708	(6,591)	1,117	2,545	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		302,148	21,900	(22,930)	(1,030)	1,118	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		7,409,853	94,495	(248,845)	(154,350)	0	(2,441)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		3,943,900	(172,994)	18,260	(154,734)	0	(1,397)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,800	62	(52)	10	2	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		1,778,500	234	857	1,091	179	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		1,738,000	684	(6,022)	(5,338)	193	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027		282,500	(10,141)	59	(10,082)	924	0
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	62,900	777	(2,932)	(2,155)	533	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027		272,100	(10,487)	(3,164)	(13,651)	1,289	(112)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027		611,100	1,008	(7,848)	(6,840)	536	0

						$(204,888)	$(339,009)	$(543,897)	$35,949	$(4,240)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	79

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	556,500	$53,879	$123,792	$177,671	$3,511	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		285,900	31,835	26,900	58,735	2,480	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		126,300	3,484	60,732	64,216	731	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052		62,400	(736)	(29,789)	(30,525)	144	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		29,900	(366)	(14,482)	(14,848)	70	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		29,900	(367)	(14,237)	(14,604)	69	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		59,900	(784)	(27,607)	(28,391)	135	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,293,450	5,325	719,813	725,138	0	(3,565)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		80,200	16,800	7,845	24,645	0	(72)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	27,329	12,246	50	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	0	(911)	(911)	378	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	45,271	47,141	0	(3,269)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	185,520	196,465	0	(13,541)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		154,460,000	1,850	11,405	13,255	0	(3,687)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		82,420,000	24,036	24,258	48,294	0	(3,102)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		12,000,000	0	3,901	3,901	0	(474)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$	4,973,600	(348)	73,569	73,221	3,670	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		2,485,600	266	37,418	37,684	1,634	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,948,100	24,790	52,470	77,260	3,170	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,401,600	301	37,587	37,888	2,322	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		192,700	(350)	(17,041)	(17,391)	0	(600)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		324,900	(668)	(24,053)	(24,721)	0	(1,031)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		306,100	(972)	(27,246)	(28,218)	0	(990)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		228,000	(788)	(18,591)	(19,379)	0	(739)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(798)	(18,942)	(19,740)	0	(753)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,065,410	101,423	155,672	257,095	7,009	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		716,600	18,002	46,634	64,636	2,439	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		424,700	13,619	24,682	38,301	1,428	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(1,894)	(30,141)	(32,035)	0	(1,596)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(1,337)	(18,940)	(20,277)	0	(1,099)

80	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.605%	Annual	06/28/2027	$	323,400	$(1,618)	$(15,123)	$(16,741)	$0	$(1,093)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		284,000	(1,420)	(10,771)	(12,191)	0	(995)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		143,650	(738)	(4,157)	(4,895)	0	(505)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		468,710	0	29,335	29,335	1,668	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027		1,339,200	(10,095)	(46,479)	(56,574)	0	(4,763)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		451,470	0	27,837	27,837	1,588	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,290,000	(9,384)	(34,161)	(43,545)	0	(43,545)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		288,500	(2,019)	(9,094)	(11,113)	0	(11,113)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		53,800	(128)	(6,044)	(6,172)	0	(190)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		240,700	(644)	(23,686)	(24,330)	0	(854)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029		196,100	(512)	(16,125)	(16,637)	0	(699)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		614,570	28,911	70,441	99,352	2,154	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		316,880	18,379	32,875	51,254	1,125	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		454,990	26,121	26,363	52,484	1,636	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		4,866,020	304,944	255,951	560,895	17,266	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		143,100	(902)	(4,515)	(5,417)	0	(523)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		142,900	(897)	(4,077)	(4,974)	0	(523)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		165,600	6,772	9,990	16,762	576	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		182,700	(685)	(26,315)	(27,000)	0	(633)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		161,950	(577)	(21,784)	(22,361)	0	(563)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		172,450	(638)	(23,877)	(24,515)	0	(597)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		60,600	(285)	(8,244)	(8,529)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		651,050	(3,216)	(86,447)	(89,663)	0	(2,240)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		324,550	(1,671)	(41,538)	(43,209)	0	(1,120)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		54,500	578	4,537	5,115	190	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		185,100	1,758	14,585	16,343	646	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,076,355	(88,155)	(99,442)	(187,597)	148	(3,359)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,714,393	(24,088)	(106,982)	(131,070)	1,376	(4,392)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		56,000	(773)	(3,179)	(3,952)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		56,000	(784)	(3,121)	(3,905)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		215,300	(1,798)	(7,078)	(8,876)	0	(763)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	81

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.000%	Annual	12/21/2032	$	340,620	$33,404	$10,204	$43,608	$1,199	$0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	1,691,200	36	(5,483)	(5,447)	0	(3)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	(4,188)	(4,188)	0	(2)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	(1,350)	(1,350)	0	(1)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		14,497,400	(44,891)	(86,680)	(131,571)	0	(119)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		703,100	0	415	415	0	(1)
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		467,500	0	264	264	0	(1)
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		1,210,800	0	594	594	0	(2)
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		580,800	0	282	282	0	(1)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		1,208,400	0	563	563	0	(2)
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		2,472,800	0	648	648	0	(5)
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		306,300	0	76	76	0	(1)
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		1,236,300	0	264	264	0	(2)
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		3,104,500	0	660	660	0	(6)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		2,472,800	0	462	462	0	(5)
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		4,063,700	0	778	778	0	(8)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		232,000	0	(552)	(552)	85	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		154,200	0	(356)	(356)	57	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		190,800	0	(306)	(306)	70	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		521,200	0	409	409	193	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		866,500	0	936	936	321	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		435,900	0	566	566	162	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		427,100	0	561	561	159	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		872,100	0	1,196	1,196	324	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		280,100	0	(497)	(497)	181	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		141,400	0	(232)	(232)	92	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		141,500	0	(221)	(221)	92	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		72,600	0	53	53	47	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		314,300	0	253	253	204	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		750,900	0	1,204	1,204	487	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(15,176)	(5,944)	0	(504)
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(48,043)	(8,727)	0	(1,099)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(12,556)	(4,344)	0	(516)
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(4,335)	(364)	0	(209)
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	3,612	4,532	0	(10)
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	83,535	97,748	2,146	(151)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023	$	202,500	676	3,328	4,004	10	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		5,203,300	(96,481)	(74,526)	(171,007)	0	(1,324)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024		306,100	(344)	(14,474)	(14,818)	0	(130)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		463,700	(748)	(21,325)	(22,073)	0	(211)
Pay(6)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		682,700	(847)	(18,913)	(19,760)	0	(270)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	17,093	52,480	69,573	906	0
Receive	3-Month USD-LIBOR	0.600	Semi-Annual	12/14/2024		3,976,455	60,613	257,829	318,442	4,828	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/14/2024		10,241,100	3,768	791,862	795,630	12,360	0
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	12/14/2024		10,221,000	(17,191)	786,810	769,619	12,260	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	13,856	112,340	126,196	2,176	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		290,050	(399)	32,223	31,824	721	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		5,706,900	(105,954)	(618,400)	(724,354)	0	(15,699)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		670,750	(10,308)	83,646	73,338	1,967	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		415,700	(935)	(44,925)	(45,860)	0	(1,220)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		246,000	(526)	(24,778)	(25,304)	0	(668)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027		152,500	(313)	(15,372)	(15,685)	0	(414)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		287,000	(728)	(30,763)	(31,491)	0	(793)
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		309,600	(813)	(32,933)	(33,746)	0	(979)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		215,100	0	24,238	24,238	595	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		146,200	(238)	(15,830)	(16,068)	0	(404)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		956,100	(3,308)	(96,552)	(99,860)	0	(2,640)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		761,430	0	85,892	85,892	2,251	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		3,045,800	(10,480)	(303,063)	(313,543)	0	(8,983)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		301,850	(815)	(30,504)	(31,319)	0	(894)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		709,700	0	77,449	77,449	2,105	0

82	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.700%	Semi-Annual	02/17/2027	$	2,839,700	$(10,680)	$(270,069)	$(280,749)	$0	$(8,404)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		528,800	0	58,353	58,353	1,563	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		1,763,000	(44,914)	(132,999)	(177,913)	0	(5,200)
Receive	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	12,359	25,366	37,725	844	0
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		467,500	(353)	77,484	77,131	1,817	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		147,600	(301)	20,924	20,623	530	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,543,974	(253,413)	(564,450)	(817,863)	0	(16,920)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		114,500	0	16,011	16,011	416	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		473,000	0	65,384	65,384	1,721	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		144,696	0	20,316	20,316	531	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		226,300	(450)	(32,766)	(33,216)	0	(849)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,382,211	(2,820)	(182,688)	(185,508)	0	(5,283)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		224,400	(530)	32,353	31,823	872	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		168,023	0	23,650	23,650	601	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		611,000	(1,791)	(77,185)	(78,976)	0	(2,189)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		86,750	(197)	(11,993)	(12,190)	0	(313)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		120,300	(277)	(15,853)	(16,130)	0	(435)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		144,450	(372)	(19,000)	(19,372)	0	(524)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	302,177	309,386	4,606	0
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	29,260	28,316	432	0
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	27,889	27,008	409	0
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	27,270	26,377	404	0
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	33,158	33,158	523	0
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	32,756	32,756	524	0
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	12,469	21,854	34,323	494	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		219,500	709	43,578	44,287	775	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	32,293	137,030	169,323	2,857	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		177,700	0	35,079	35,079	576	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		888,400	(5,418)	(154,885)	(160,303)	0	(2,901)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	05/10/2031		249,975	0	47,808	47,808	845	0
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		999,900	(78)	(175,774)	(175,852)	0	(3,400)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	05/11/2031		156,000	0	29,227	29,227	534	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/11/2031		1,000,000	4,671	(176,649)	(171,978)	0	(3,447)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/12/2031		1,000,000	4,663	(176,604)	(171,941)	0	(3,444)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		243,400	13,920	42,010	55,930	949	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,602,290	(721,581)	(1,027,246)	(1,748,827)	0	(26,524)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		235,600	(1,048)	43,671	42,623	775	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		118,500	(270)	22,694	22,424	391	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		178,300	190	33,663	33,853	588	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		288,000	(1,411)	55,115	53,704	1,003	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		172,500	(5,262)	(25,470)	(30,732)	0	(568)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		172,200	(4,734)	(25,555)	(30,289)	0	(570)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		115,100	(328)	(19,967)	(20,295)	0	(384)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		116,200	(3,109)	(17,290)	(20,399)	0	(388)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		115,350	(1,188)	(18,077)	(19,265)	0	(384)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		144,550	(2,581)	(22,611)	(25,192)	0	(485)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		109,000	(395)	(17,571)	(17,966)	0	(413)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		43,400	271	6,128	6,399	169	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		72,300	329	10,238	10,567	251	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		262,800	(31,341)	(7,263)	(38,604)	0	(933)
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		5,207,200	(42,978)	837,457	794,479	20,366	0
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	477,798	486,385	10,822	0
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		1,343,300	6,009	586,882	592,891	13,769	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	845	746	1,591	38	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		66,100	9,691	13,546	23,237	646	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		275,500	0	(86,543)	(86,543)	0	(2,774)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,516,800	628,180	737,139	1,365,319	35,394	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		148,100	(3,068)	46,651	43,583	1,687	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		28,900	(897)	(7,483)	(8,380)	0	(330)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		28,900	(550)	(7,545)	(8,095)	0	(332)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/15/2052		75,000	7,800	25,197	32,997	801	0
Receive	3-Month USD-LIBOR	0.975	Semi-Annual	06/17/2052		97,800	10,595	32,922	43,517	1,046	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	83

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.025%	Semi-Annual	06/22/2052	$	75,000	$8,238	$24,426	$32,664	$809	$0
Receive	3-Month USD-LIBOR	1.035	Semi-Annual	06/28/2052		48,500	5,327	15,681	21,008	520	0
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	10	10	0	(7)
Pay	3-Month ZAR-JIBAR	5.015	Quarterly	12/10/2025		1,000,000	0	(5,171)	(5,171)	30	0
Pay	3-Month ZAR-JIBAR	5.005	Quarterly	12/11/2025		670,000	0	(3,478)	(3,478)	19	0
Pay	3-Month ZAR-JIBAR	4.990	Quarterly	12/14/2025		670,000	0	(3,505)	(3,505)	18	0
Pay	3-Month ZAR-JIBAR	4.925	Quarterly	12/15/2025		1,060,000	0	(5,654)	(5,654)	28	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		1,829,750	4	(10,005)	(10,001)	47	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		2,769,800	(81)	(15,503)	(15,584)	68	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		8,604,900	(353)	(48,240)	(48,593)	221	0
Pay	3-Month ZAR-JIBAR	4.950	Quarterly	01/27/2026		850,000	0	(4,760)	(4,760)	23	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		3,123,900	(473)	(17,267)	(17,740)	87	0
Pay	3-Month ZAR-JIBAR	5.065	Quarterly	02/09/2026		6,333,500	(775)	(33,670)	(34,445)	190	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		1,083,600	0	(5,986)	(5,986)	32	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		204,100	0	816	816	0	(7)
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	16,574	15,499	0	(220)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	(372)	(373)	36	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	(996)	(997)	14	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	(187,752)	7,578	127	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(27,411)	1,266	21	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(33,337)	2,225	126	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(48,330)	(14,278)	1,224	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	(39,892)	(7,846)	1,184	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	(719)	(845)	71	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	(58,562)	(48,826)	5,684	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	38,900	0	1,478	1,478	37	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	1,983	1,983	0	(29)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(496)	(4,762)	(5,258)	218	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	1,152	1,152	0	(23)
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	348,859	349,808	0	(12,529)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	66,117	66,171	0	(1,859)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	0	2,621	2,621	0	(71)
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	29,147	29,147	0	(977)
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	47,055	47,055	0	(1,594)
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	24,131	24,131	0	(815)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	1,999	1,999	0	(58)
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	0	1,084	1,084	0	(30)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(1,113)	(18,610)	(19,723)	1,132	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(525)	(8,100)	(8,625)	479	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(3,232)	(35,967)	(39,199)	1,834	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(1,792)	(35,199)	(36,991)	2,113	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(883)	(16,962)	(17,845)	992	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(1,194)	(37,916)	(39,110)	3,410	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,603,500	(10,567)	(706,838)	(717,405)	20,689	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	(660,343)	(636,050)	18,035	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/05/2030		1,778,300	(1,949)	(347,671)	(349,620)	4,410	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/13/2030		889,000	8,768	(184,049)	(175,281)	2,237	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	58,062	58,373	0	(770)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	106,729	86,900	0	(771)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	24,339	24,339	0	(237)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	24,342	24,342	0	(236)
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	24,456	24,456	0	(239)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	24,608	24,608	0	(237)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	24,612	24,612	0	(245)
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	24,211	24,211	0	(244)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	24,679	24,679	0	(250)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		1,288,400	119,066	190,353	309,419	0	(1,934)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,952,770	28,356	(207,443)	(179,087)	4,294	0
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		705,700	50,019	33,437	83,456	0	(1,275)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,300	8,105	(45,180)	(37,075)	0	(917)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	324,610	266,143	7,315	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	953,431	964,106	30,251	0

84	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	0.500%	Annual	09/21/2052	EUR	400	$(129)	$(25)	$(154)	$0	$(5)
Pay	28-Day MXN-TIIE	4.490	Lunar	10/12/2022	MXN	600,000	0	(112)	(112)	0	(11)
Pay	28-Day MXN-TIIE	4.460	Lunar	10/13/2022		550,000	0	(104)	(104)	0	(10)
Pay	28-Day MXN-TIIE	4.555	Lunar	11/01/2022		575,000	0	(214)	(214)	0	(20)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	(104)	(104)	0	(5)
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	(246)	(246)	0	(17)
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	(329)	(674)	0	(8)
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023		44,600,000	78,517	(93,564)	(15,047)	0	(57)
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023		2,060,000	0	1,643	1,643	44	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		2,040,000	0	(2,598)	(2,598)	0	(49)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		4,080,000	0	(5,149)	(5,149)	0	(97)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		14,288,800	14	(17,948)	(17,934)	0	(337)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		2,002,100	0	(2,508)	(2,508)	0	(47)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		2,040,000	0	(2,553)	(2,553)	0	(48)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		7,393,200	(12)	(9,280)	(9,292)	0	(155)
Receive	28-Day MXN-TIIE	4.430	Lunar	03/09/2023		940,000	0	1,224	1,224	16	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/09/2023		4,065,000	0	(5,229)	(5,229)	0	(70)
Pay	28-Day MXN-TIIE	4.600	Lunar	03/09/2023		547,000	0	(691)	(691)	0	(9)
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023		1,670,000	0	1,414	1,414	16	0
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023		5,235,000	0	4,486	4,486	31	0
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023		4,830,000	0	4,115	4,115	28	0
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023		2,000,000	0	1,678	1,678	11	0
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023		1,400,000	0	1,168	1,168	8	0
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023		3,400,000	0	2,818	2,818	19	0
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023		4,485,000	0	3,697	3,697	24	0
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023		2,060,000	0	1,685	1,685	11	0
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023		3,010,000	0	2,458	2,458	16	0
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023		4,350,000	0	(3,210)	(3,210)	0	(12)
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023		1,000,000	0	(1,019)	(1,019)	0	(20)
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		100,000	0	(100)	(100)	0	(2)
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023		3,335,000	0	(3,403)	(3,403)	0	(61)
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023		5,800,000	9,382	(15,712)	(6,330)	0	(106)
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023		1,915,000	0	(2,147)	(2,147)	0	(31)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		950,000	0	(1,086)	(1,086)	0	(14)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		13,785,730	0	6,734	6,734	53	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023		1,320,000	0	(1,568)	(1,568)	0	(16)
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023		1,350,000	0	(1,584)	(1,584)	0	(15)
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023		755,000	0	(2,265)	(2,265)	0	(23)
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023		355,000	0	1,221	1,221	9	0
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023		350,000	0	1,203	1,203	8	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024		1,320,000	0	3,463	3,463	0	(2)
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	(6,398)	13,283	6,885	0	(6)
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	0	5,470	5,470	0	(5)
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		7,700,000	11,073	5,833	16,906	0	(76)
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	0	(3,873)	(3,873)	0	(10)
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		225,000	0	(593)	(593)	0	(1)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		1,350,000	0	(4,190)	(4,190)	3	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		3,812,100	0	4,566	4,566	0	(56)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		1,598,100	0	1,932	1,932	0	(24)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		1,031,100	0	1,181	1,181	0	(17)
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024		2,460,000	0	11,352	11,352	0	(32)
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(2,856)	(2,856)	0	0
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	0	4,023	4,023	0	(7)
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	0	(2,206)	(2,206)	5	0
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	0	(1,529)	(1,529)	4	0
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(2,847)	(2,847)	1	0
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(5,614)	(5,614)	4	0
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	2,942	2,942	1	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(31,945)	(11,535)	140	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	3,996	3,996	0	(16)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	3,991	3,991	0	(16)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	4,007	4,007	0	(16)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	85

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	6.408%	Lunar	02/12/2025	MXN	1,530,000	$0	$5,683	$5,683	$0	$(23)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	6,194	6,194	0	(32)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	(3,365)	(8,680)	34	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(2,835)	(2,835)	7	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	41,729	(54,646)	(12,917)	379	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(28,237)	(4,539)	258	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	0	754	754	0	(41)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	0	337	337	0	(30)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(23,181)	(22,284)	249	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	3,638	3,625	0	(116)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	84,635	50,474	0	(589)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	69	69	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	1,915	1,915	0	(49)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	89	89	0	(3)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	2,081	2,087	0	(69)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	1,403	1,557	0	(52)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		175,600	721	216	937	0	(20)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		726,600	2,984	885	3,869	0	(82)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		158,800	0	229	229	0	(21)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		422,600	0	652	652	0	(55)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	(2,760)	(2,760)	183	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	249	504	0	(7)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	(13,284)	20,692	7,408	0	(144)
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(15,652)	(15,741)	0	(3,059)
Receive	UKRPI	4.055	Maturity	09/15/2031		97,100	400	(14,370)	(13,970)	0	(2,836)
Receive	UKRPI	4.066	Maturity	09/15/2031		188,200	(2,313)	(24,540)	(26,853)	0	(5,501)
Receive	UKRPI	4.020	Maturity	10/15/2031		136,900	(605)	(19,436)	(20,041)	0	(3,962)
Receive	UKRPI	4.140	Maturity	10/15/2031		263,700	(984)	(34,219)	(35,203)	0	(7,692)
Receive	UKRPI	4.400	Maturity	10/15/2031		119,600	939	(13,508)	(12,569)	0	(3,550)
Receive	UKRPI	4.250	Maturity	11/15/2031		267,100	(2,878)	(28,414)	(31,292)	0	(7,696)

							$667,387	$2,290,132	$2,957,519	$323,767	$(300,994)

Total Swap Agreements							$473,361	$1,890,777	$2,364,138	$360,344	$(305,896)

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$89,349	$360,453	$449,802	$(35,648)	$(15,969)	$(305,896)	$(357,513)

(p)

Securities with an aggregate market value of $3,572,877 and cash of $243,243 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/

86	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $109 for closed swap agreements is outstanding at period end.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2022		GBP	73,468	$		83,045	$1,014	$0
	10/2022		PEN	34,334			8,927	309	0
	10/2022	$		57,850		CLP	54,437,151	0	(1,716)
	10/2022			29,374		DKK	217,302	0	(731)
	10/2022			10,339		GBP	8,830	0	(479)
	10/2022			1,673		ILS	5,313	0	(183)
	10/2022			8,643		PEN	34,334	0	(25)
	11/2022		GBP	482,095	$		533,139	0	(5,482)
	11/2022		PEN	47,789			11,600	0	(323)
	11/2022	$		1,579		IDR	23,453,172	0	(49)
	11/2022			29,490		NOK	285,150	0	(3,285)
	11/2022			9,818		PEN	38,289	0	(265)
	11/2022		ZAR	151,167	$		9,520	1,195	0
	12/2022		ILS	41			12	1	0
	12/2022		TWD	5,054			166	7	0
	12/2022	$		9,933		ILS	31,474	0	(1,059)
	01/2023		ZAR	68,600	$		3,860	102	0
	03/2023		TWD	2,580,826			87,656	5,865	0
	05/2023		PEN	175,000			44,314	1,200	0
BPS	10/2022		BRL	1,592,489			295,229	517	(503)
	10/2022		CNH	5,526			800	26	0
	10/2022		EUR	277,163			277,823	7,069	(879)
	10/2022		GBP	425,349			492,014	17,090	0
	10/2022	$		310,238		BRL	1,592,489	0	(15,024)
	10/2022			7,857		CLP	7,567,571	0	(40)
	10/2022			410,090		GBP	371,191	9,462	(5,099)
	10/2022			18,963		JPY	2,707,000	0	(259)
	10/2022			3,194		MXN	65,946	66	0
	11/2022			73,203		BRL	394,861	0	(533)
	11/2022			68,489		IDR	1,021,930,502	0	(1,869)
	11/2022			19,001		ILS	60,579	0	(1,975)
	11/2022			390,738		NOK	3,757,708	0	(45,419)
	11/2022		ZAR	325,296	$		20,046	2,131	0
	12/2022	$		9,751		ILS	30,876	0	(1,046)
	12/2022			3,762		PEN	14,926	0	(45)
	01/2023			59,679		ILS	192,522	0	(5,250)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	87

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BRC	11/2022			CHF	48,378	$		49,507	$352	$0
	11/2022			ILS	62,594			19,605	2,012	0
	11/2022		$		30,147		PEN	116,737	0	(979)
	11/2022			ZAR	69,033	$		4,301	499	0
BSH	10/2022			BRL	4,180,800			729,341	0	(45,692)
	10/2022		$		808,712		BRL	4,180,800	704	(34,383)
CBK	10/2022			BRL	5,447,893	$		1,040,534	31,216	(608)
	10/2022			CAD	3,727			2,831	133	0
	10/2022			CLP	7,567,571			8,524	708	0
	10/2022			EUR	902,760			902,984	18,435	(201)
	10/2022			GBP	1,354,107			1,573,756	61,828	0
	10/2022			ILS	25,113			8,027	985	0
	10/2022			MXN	88,439			4,278	0	(95)
	10/2022			PEN	262,564			68,082	2,183	0
	10/2022		$		16,800		AUD	25,138	0	(721)
	10/2022				1,058,871		BRL	5,447,893	0	(48,945)
	10/2022				15,384		CLP	14,448,929	0	(503)
	10/2022				155,312		EUR	156,839	0	(1,602)
	10/2022				208,916		GBP	182,526	403	(5,520)
	10/2022				984,801		JPY	135,942,029	0	(45,521)
	10/2022				321,394		MXN	6,628,594	6,612	(1)
	10/2022				58,980		PEN	231,423	0	(887)
	11/2022			ILS	97,481	$		30,950	3,485	0
	11/2022			PEN	289,166			72,841	592	0
	11/2022		$		188,820		IDR	2,812,846,236	0	(5,449)
	11/2022				588		ILS	1,897	0	(55)
	11/2022				3,627		JPY	523,335	0	(1)
	11/2022				10,116		PEN	39,314	0	(297)
	11/2022			ZAR	566,260	$		34,509	3,338	0
	12/2022			ILS	252,076			80,291	9,222	0
	12/2022			MXN	3,442,104			168,830	0	(40)
	12/2022			PEN	157,409			40,430	1,251	0
	12/2022		$		21,888		CLP	19,834,060	0	(1,652)
	12/2022				248		ILS	798	0	(23)
	12/2022				52,300		PEN	210,386	909	(842)
	01/2023			ILS	722,132	$		228,746	24,587	0
	01/2023		$		757,593		BRL	4,000,000	0	(31,383)
	01/2023				9,291		ZAR	162,789	0	(386)
	02/2023				114,092		PEN	455,000	0	(1,238)
	03/2023			PEN	150,000	$		38,767	1,671	0
	03/2023		$		136,195		MXN	2,815,977	0	(606)
CLY	11/2022				45,520		PEN	179,200	0	(746)
	12/2022				37,401		CLP	34,392,241	0	(2,267)
DUB	10/2022				45,490			42,835,654	0	(1,319)
	10/2022				165,773		MXN	3,448,557	4,736	0
	10/2022	«			21,579		RUB	2,076,192	13,237	0
	10/2022			ZAR	3,676,768	$		238,429	35,569	0
	11/2022		$		3,450		AUD	5,336	0	(36)
	11/2022				44,197		CLP	41,558,746	0	(1,554)
	11/2022				193,909		MXN	4,000,000	3,214	0
	12/2022			ILS	19,500	$		6,158	661	0
	12/2022		$		2,915		ZAR	45,796	0	(400)
	02/2023			ZAR	80,946	$		4,847	426	0
GLM	10/2022			BRL	3,817,542			704,267	3,065	(6,490)
	10/2022			EUR	2,528,175			2,549,269	71,531	0
	10/2022			MXN	3,063,901			149,873	3	(2,180)
	10/2022			PEN	40,655			10,574	368	0
	10/2022		$		725,016		BRL	3,817,542	516	(17,839)
	10/2022				33,019		EUR	33,169	0	(512)

88	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	10/2022		$		28,383		JPY	4,076,000	$0	$(220)
	10/2022				10,384		MXN	211,410	109	(11)
	10/2022				10,234		PEN	40,655	0	(29)
	10/2022	«			89,268		RUB	8,539,774	55,089	0
	11/2022			EUR	668,806	$		655,052	0	(1,718)
	11/2022			GBP	417,149			465,307	0	(754)
	11/2022		$		223,423		BRL	1,207,542	0	(1,187)
	11/2022				30,198		ILS	97,205	0	(2,811)
	11/2022			ZAR	208,312	$		12,977	1,504	0
	12/2022			PEN	124,509			31,273	260	0
	12/2022		$		367,735		BRL	2,000,000	0	(1,828)
	12/2022				327,654		MXN	6,727,908	2,202	(453)
	01/2023				30,988		ILS	99,640	0	(2,818)
	05/2023			ZAR	142,265	$		8,513	803	0
JPM	10/2022			BRL	3,989,863			748,975	13,822	(4,484)
	10/2022			CNH	9,722			1,400	39	0
	10/2022			EUR	739,622			744,987	20,120	0
	10/2022			MXN	59,195			2,972	45	0
	10/2022		$		4,129		AUD	5,943	0	(328)
	10/2022				777,035		BRL	3,989,863	0	(37,398)
	10/2022				469,223		CAD	607,149	0	(29,691)
	10/2022				16,341		MXN	330,047	0	(22)
	11/2022			EUR	1,394,103	$		1,366,709	0	(2,308)
	11/2022		$		258,913		BRL	1,388,708	0	(3,335)
	11/2022				28,690		EUR	29,533	311	0
	11/2022				156,699		IDR	2,351,815,255	0	(3,346)
	11/2022				3,901		INR	313,381	0	(73)
	11/2022				3,365		PEN	13,065	0	(101)
	12/2022			TWD	477,420	$		15,803	774	0
	12/2022		$		185,096		BRL	1,000,000	0	(2,143)
	01/2023				189,957			1,000,000	0	(8,405)
MBC	10/2022			AUD	23,694	$		15,627	471	0
	10/2022			CAD	3,717			2,799	108	0
	10/2022			EUR	64,418			64,320	1,187	0
	10/2022			JPY	11,534,812			79,711	12	0
	10/2022			MXN	2,923,245			145,254	184	0
	10/2022			PEN	217,338			54,966	409	0
	10/2022		$		71,093		EUR	73,884	1,317	0
	10/2022				3,611,009		GBP	3,325,958	103,595	(1,005)
	10/2022				17,401		JPY	2,504,700	0	(95)
	10/2022				1,061		MXN	21,594	7	0
	10/2022				55,621		PEN	217,338	0	(1,064)
	10/2022			ZAR	199,504	$		11,614	607	0
	11/2022			EUR	1,911,531			1,882,948	5,814	0
	11/2022			GBP	3,149,541			3,421,635	0	(97,195)
	11/2022		$		2,080		AUD	3,215	0	(23)
	11/2022				1,785		CAD	2,449	0	(12)
	11/2022				17,502		CLP	16,364,140	0	(710)
	11/2022				35,269		EUR	36,056	138	0
	11/2022				89,349		JPY	12,894,384	0	(17)
	12/2022			ZAR	45,796	$		2,796	281	0
	01/2023			PEN	61,059			15,316	147	0
	01/2023			ZAR	164,743			9,012	0	0
	02/2023		$		142,075		MXN	2,923,245	0	(207)
	03/2023			TWD	4,099,623	$		139,315	9,391	0
	05/2023			CNH	7,382			1,100	59	0
MYI	10/2022			AUD	597,354			387,802	5,705	0
	10/2022			DKK	217,347			28,154	0	(495)
	10/2022			EUR	672,300			673,990	15,102	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	89

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2022		GBP	3,184,393	$		3,700,602	$145,068	$0
	10/2022		JPY	89,727,881			622,246	2,279	0
	10/2022	$		223,051		AUD	320,782	0	(17,863)
	10/2022			375,041		CAD	491,809	0	(19,006)
	10/2022			28,731		EUR	29,779	454	0
	10/2022			1,392		GBP	1,251	4	0
	10/2022			319		MXN	6,449	0	0
	10/2022			2,028		NZD	3,276	0	(194)
	11/2022		EUR	29,779	$		28,790	0	(454)
	11/2022		GBP	1,221,981			1,365,558	298	0
	11/2022	$		387,948		AUD	597,354	0	(5,730)
	11/2022			28,154		DKK	216,902	493	0
	11/2022			18,041		EUR	18,537	162	0
	11/2022			194,488		IDR	2,884,979,875	0	(6,380)
	11/2022			717,527		JPY	103,202,886	0	(2,537)
	12/2022		TWD	3,273,983	$		108,439	5,373	0
	03/2023			3,727,987			126,587	8,440	0
RBC	10/2022		CAD	4,388			3,346	170	0
	10/2022		GBP	2,967,556			3,449,814	136,389	0
	10/2022	$		39,540		CAD	51,370	0	(2,352)
	10/2022			53,002		JPY	7,433,634	0	(1,640)
	10/2022			218,843		MXN	4,384,186	0	(1,271)
	11/2022			78,184			1,607,510	1,035	0
	11/2022			11,609		PEN	45,352	0	(294)
	12/2022			181,792		MXN	3,718,027	871	0
RYL	10/2022			34,175		CLP	32,052,619	0	(1,174)
	10/2022			261,083		GBP	225,700	0	(9,078)
SCX	10/2022		AUD	148,150	$		95,927	1,163	0
	10/2022		CAD	510,132			371,262	1,963	0
	10/2022		CLP	2,948,929			3,280	244	0
	10/2022	$		24,196		AUD	34,831	0	(1,916)
	10/2022			45,469		GBP	39,707	0	(1,134)
	10/2022			2,372		MXN	48,560	29	0
	10/2022			7,945		PEN	31,141	0	(139)
	10/2022		ZAR	149,579	$		9,706	1,451	0
	11/2022		PEN	152,447			36,809	0	(1,216)
	11/2022		SEK	29,790			2,907	217	0
	11/2022	$		95,961		AUD	148,150	0	(1,167)
	11/2022			371,262		CAD	510,177	0	(1,961)
	11/2022			473,873		IDR	7,108,735,775	0	(10,373)
	11/2022			599,258		JPY	86,506,412	59	0
	11/2022			169,755		NOK	1,645,540	0	(18,536)
	12/2022		TWD	5,642,657	$		187,393	9,762	0
	12/2022	$		10,624		PEN	41,506	0	(291)
SOG	01/2023		ZAR	32,569	$		1,836	52	0
TOR	10/2022		CAD	875,845			641,786	7,737	0
	10/2022	$		347,908		AUD	497,849	0	(29,459)
	10/2022			186,216		CAD	241,868	0	(11,120)
	10/2022			1,353,161		JPY	184,751,536	0	(76,636)
	11/2022			641,786		CAD	875,954	0	(7,711)
	11/2022			441,941		MXN	9,000,000	1,348	(83)
UAG	10/2022		AUD	119,615	$		77,495	984	0
	10/2022		CHF	48,324			49,923	948	0
	10/2022		CNH	8,309			1,193	29	0
	10/2022		JPY	121,275,611			841,491	3,547	0
	10/2022		MXN	33,095			1,602	0	(34)
	10/2022	$		6,222		AUD	9,606	0	(78)
	10/2022			2,163		CAD	2,847	0	(102)
	10/2022			10,533		GBP	9,302	71	(218)

90	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2022	$		6,119		ILS	19,770	$0	$(575)
	10/2022			50,412		MXN	1,030,553	542	0
	11/2022		AUD	9,606	$		6,225	78	0
	11/2022		GBP	1,994,041			2,195,590	0	(32,254)
	11/2022	$		77,520		AUD	119,615	0	(985)
	11/2022			114,280		IDR	1,700,713,130	0	(3,393)
	11/2022			933,931		JPY	134,284,031	0	(3,612)
	11/2022		ZAR	510,663	$		32,151	4,031	0
	12/2022	$		416		MXN	8,483	0	(1)
	03/2023		ZAR	129,379	$		7,239	197	0

Total Forward Foreign Currency Contracts								$925,605	$(827,764)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$18,654
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	39,421
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	3,367
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	18,014
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	12,474
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,722	25,459
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	1,798,800	10,793	2,732
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	1,798,800	10,793	23,350
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	6,559
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	24,407
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	9,217
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	32,512
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	13,394
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	23,000
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	14,979
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	22,153
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	14,766
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	48,488

Total Purchased Options							$365,597	$352,946

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	91

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	82,200	$(98)	$(79)
BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	79,260	(98)	(77)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	79,100	(198)	(149)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	12/21/2022	165,500	(203)	(388)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	169,600	(248)	(353)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	171,300	(253)	(11)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	338,700	(383)	(332)
	Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	338,000	(524)	(560)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000	03/15/2023	159,800	(283)	(161)
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	170,100	(209)	(198)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	10/19/2022	113,600	(407)	(73)
	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	79,580	(73)	(77)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	84,400	(127)	(112)

						$(3,104)	$(2,570)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	326,000	$(1,011)	$(377)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	326,000	(1,011)	(2,830)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	253,100	(5,986)	(2,010)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	253,100	(5,986)	(12,270)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	148,500	(149)	(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	148,500	(453)	(1,519)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	379,600	(658)	(40)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	379,600	(658)	(3,508)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(253)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(1,165)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	294,600	(1,779)	(614)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	294,600	(1,779)	(3,982)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,551)	(667)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	201,500	(1,551)	(2,639)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/14/2022	289,300	(2,220)	(783)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/14/2022	289,300	(2,220)	(4,954)

92	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508%	07/21/2023	64,400	$(4,817)	$(2,158)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	64,400	(4,817)	(7,880)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(778)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(3,593)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(941)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(3,782)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,652,900	(25,563)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	2,150,900	(107)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	10,502,000	(21,269)	(344,851)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	1,196,400	(7,507)	(1,742)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	1,196,400	(7,507)	(15,916)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	779,100	(4,869)	(862)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	779,100	(4,869)	(11,916)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	197,300	(1,213)	(411)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	197,300	(1,213)	(2,667)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	159,700	(1,034)	(377)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	159,700	(1,034)	(2,041)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	159,400	(1,120)	(427)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	159,400	(1,120)	(1,903)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	159,400	(1,108)	(448)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	159,400	(1,108)	(1,850)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	159,400	(1,106)	(463)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	159,400	(1,106)	(1,813)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	159,500	(1,096)	(367)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	159,500	(1,097)	(2,091)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	159,100	(1,090)	(324)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	159,100	(1,090)	(2,226)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	158,500	(1,149)	(423)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	158,500	(1,149)	(1,936)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	93

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910%	11/10/2023	163,400	$(1,085)	$(377)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	163,400	(1,085)	(2,189)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	323,000	(1,171)	(390)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	323,000	(1,171)	(2,646)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	323,000	(1,126)	(353)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	323,000	(1,126)	(2,818)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	325,000	(1,016)	(429)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	325,000	(1,016)	(2,646)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(743)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(3,386)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(518)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(2,244)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	406,600	(754)	(26)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	406,600	(754)	(4,127)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	689,200	(1,324)	(47)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	689,200	(1,324)	(7,050)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	411,000	(444)	(41)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	411,000	(1,162)	(3,771)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	380,000	(669)	(39)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	380,000	(669)	(3,506)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	381,000	(670)	(37)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	381,000	(670)	(4,002)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	164,800	(3,939)	(909)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	164,800	(3,939)	(9,600)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	10/31/2022	288,800	(1,834)	(1,660)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	10/31/2022	288,800	(1,834)	(1,660)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	781,600	(4,690)	(1,173)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	781,600	(4,690)	(10,204)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	779,600	(4,794)	(1,183)

94	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052%	07/20/2023	779,600	$(4,794)	$(10,123)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	170,100	(1,149)	(379)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	170,100	(1,149)	(2,227)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	165,400	(3,854)	(1,218)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	165,400	(3,854)	(8,290)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	168,000	(3,906)	(1,205)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	168,000	(3,906)	(8,556)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	12/15/2022	70,600	(574)	(228)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	12/15/2022	70,600	(574)	(1,103)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	42,100	(3,035)	(1,497)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	42,100	(3,035)	(4,919)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	41,900	(3,050)	(1,466)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	41,900	(3,050)	(4,965)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	242,700	(1,577)	(609)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	242,700	(1,577)	(3,076)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	239,800	(1,517)	(521)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	239,800	(1,517)	(3,322)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(663)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(2,639)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(691)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(2,575)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,212,200	(2,404)	(76)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,212,200	(2,404)	(12,255)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	609,900	(1,188)	(39)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	609,900	(1,188)	(6,207)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	565,900	(704)	(54)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	565,900	(1,268)	(5,938)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	12/15/2022	221,100	(1,780)	(716)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	12/15/2022	221,100	(1,780)	(3,454)

							$(246,330)	$(608,593)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	95

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.030%	1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	$(13,461)	$(4,363)
	Put - OTC 1-Year Interest Rate Floor	0.030	1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	(13,461)	(24,757)
	Call - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(8,438)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(26,099)
FAR	Call - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(5,063)
	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(19,611)
MYC	Call - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(13,103)
	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(36,527)
NGF	Call - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(21,078)
	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(54,574)

						$(196,280)	$(213,613)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	113,700	$(888)	$(4,957)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2052	93.859	11/07/2022	48,500	(386)	(3,376)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2022	98.625	10/06/2022	289,700	(1,448)	(17,153)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	99.258	11/07/2022	121,900	(686)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.375	11/07/2022	75,500	(425)	(2,541)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	98.406	11/07/2022	75,500	(425)	(2,563)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.375	11/07/2022	75,500	(283)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.406	11/07/2022	75,500	(283)	(2)

					$(4,824)	$(30,598)

Total Written Options					$(450,538)	$(855,374)

96	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.118%	EUR 5,300	$72	$(63)	$9	$0
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.118	20,000	169	(137)	32	0
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.118	10,000	90	(74)	16	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.118	40,000	371	(307)	64	0

							$702	$(581)	$121	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.061%	$	10,600	$(464)	$(331)	$0	$(795)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774		101,800	(7,406)	714	0	(6,692)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172		7,900	(724)	(33)	0	(757)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		37,600	(4,231)	(425)	0	(4,656)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		51,000	(2,445)	(1,802)	0	(4,247)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774		15,600	(1,157)	131	0	(1,026)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	7.503		2,600	(445)	57	0	(388)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808		140,500	(6,441)	(2,884)	0	(9,325)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774		90,800	(6,096)	127	0	(5,969)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172		82,100	(7,269)	(602)	0	(7,871)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		166,990	(20,830)	152	0	(20,678)
BYL	Banca Monte Dei Paschi Di	5.000	Quarterly	12/20/2022	9.667	EUR	4,300	(137)	101	0	(36)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.820	$	7,600	(385)	398	13	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648		89,500	(1,546)	360	0	(1,186)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.765		3,300	9	(6)	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710		14,900	(152)	(17)	0	(169)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.869		49,600	195	(1,080)	0	(885)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		6,100	(219)	(289)	0	(508)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113		40,400	(653)	592	0	(61)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172		11,000	(985)	(70)	0	(1,055)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	97

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Turkey Government International Bond	1.000%	Quarterly	12/20/2024	7.389%	$	8,500	$(886)	$(167)	$0	$(1,053)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061		17,500	(769)	(544)	0	(1,313)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		13,100	(1,509)	(113)	0	(1,622)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482		6,900	(222)	169	0	(53)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648		87,700	(1,365)	203	0	(1,162)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.420		59,800	(896)	618	0	(278)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		86,000	(3,626)	(3,536)	0	(7,162)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.622		18,800	2,628	52	2,680	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.630		700	5	(4)	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.681		4,300	(33)	44	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196		43,000	(358)	196	0	(162)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946		42,300	(1,774)	(22)	0	(1,796)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941		15,800	(816)	646	0	(170)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061		8,900	(400)	(268)	0	(668)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172		22,500	(2,118)	(39)	0	(2,157)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		67,500	(7,534)	(824)	0	(8,358)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.178		14,500	(459)	433	0	(26)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482		127,400	(3,727)	2,757	0	(970)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.710		12,600	(36)	(107)	0	(143)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962		113,500	(1,698)	1,791	93	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		8,800	(339)	(394)	0	(733)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962		141,000	(2,841)	2,956	115	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.564		21,600	(169)	(235)	0	(404)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941		91,000	(5,032)	4,050	0	(982)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774		2,200	(151)	6	0	(145)
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		10,500	(1,145)	(155)	0	(1,300)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068		135,400	(6,170)	(5,107)	0	(11,277)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196		35,400	(184)	50	0	(134)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.434		3,700	(51)	5	0	(46)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663		48,100	74	(1,262)	0	(1,188)

98	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	06/20/2027	1.820%	$	40,060	$(136)	$(1,215)	$0	$(1,351)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946		87,200	(3,026)	(676)	0	(3,702)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061		229,100	(10,035)	(7,153)	0	(17,188)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774		9,500	(688)	63	0	(625)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172		19,700	(1,909)	20	0	(1,889)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389		28,000	(3,159)	(308)	0	(3,467)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941		23,400	(1,213)	961	0	(252)

								$(123,148)	$(12,016)	$2,916	$(138,080)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$34,587	$(20,976)	$19,077	$0	$(1,899)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,680	(2,289)	1,814	0	(475)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,872	(283)	286	3	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	2,342	(5)	4	0	(1)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,989	(1,012)	1,026	14	0
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	10,876	(6,634)	6,037	0	(597)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	654	(23)	23	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	5,386	(167)	166	0	(1)
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	1,315	43	(28)	15	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	6,621	(3,228)	2,778	0	(450)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	83,532	(50,754)	46,168	0	(4,586)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,614	(126)	127	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	1,783	0	(37)
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	15,227	(9,252)	8,416	0	(836)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	12,283	(7,639)	6,053	0	(1,586)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	606	0	(400)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,314	(214)	216	2	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	187,140	(8,545)	8,591	46	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,963	(1,001)	971	0	(30)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	2,927	(61)	60	0	(1)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	23,084	(20,547)	15,107	0	(5,440)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	206	(163)	125	0	(38)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	102,348	(62,152)	56,533	0	(5,619)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	71,764	(43,661)	34,393	0	(9,268)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	(223)	0	(413)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	14,688	(324)	329	5	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	8,570	0	(126)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,069	(1,433)	1,249	0	(184)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	5,854	(122)	121	0	(1)
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,160	(1,814)	1,839	25	0
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	52,751	(22,228)	19,332	0	(2,896)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,680	(1,535)	1,060	0	(475)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,818)	2,213	0	(2,605)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(68)	0	(76)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	99

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
	CMBX.NA.AAA.13 Index	0.500%	Monthly	12/16/2072	$70,800	$109	$(1,636)	$0	$(1,527)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,881	(48)	49	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	661,300	2,375	(2,869)	0	(494)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	195,969	(8,345)	7,764	0	(581)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,411	0	(94)
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	775	(327)	144	0	(183)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	56	(34)	23	0	(11)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	13	0	(71)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	3,448	0	(2,059)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	97,901	(4,409)	4,433	24	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	34,910	0	(440)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	298,885	(2,674)	1,789	0	(885)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,649	(1,379)	1,398	19	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	426	(17)	17	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	47,491	(2,496)	2,508	12	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,334	0	(109)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	157,811	(12,356)	11,888	0	(468)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	55,489	(9,026)	9,218	192	0
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	17,402	(10,554)	9,599	0	(955)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	9,200	(5,724)	4,536	0	(1,188)
	CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	218,893	36,475	(16,215)	20,260	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	849	0	(524)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,055	(57)	58	1	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,495	(630)	634	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,461	0	(49)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,967	(892)	865	0	(27)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	5,474	(226)	225	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	(1,368)	0	(2,932)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(1,257)	0	(865)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(1,360)	0	(1,494)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,225	0	(31)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,671	99	(122)	0	(23)
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,007	(107)	108	1	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,906	(798)	802	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,063	0	(39)

						$(368,160)	$335,699	$20,629	$(53,090)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$15,800	$(20)	$(202)	$0	$(222)
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	10,300	(50)	(301)	0	(351)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	47,700	(214)	(1,821)	0	(2,035)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	32,200	(144)	(1,161)	0	(1,305)

								$(428)	$(3,485)	$0	$(3,913)

100	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	921,040	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$69,548	$0	$(3,824)	$0	$(3,824)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	1,842,080	1.380% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	133,367	0	(1,876)	0	(1,876)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,334	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	73,195	0	(2,960)	0	(2,960)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,333	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	72,791	0	(2,552)	0	(2,552)

								$0	$(11,212)	$0	$(11,212)

Total Swap Agreements								$(491,034)	$308,405	$23,666	$(206,295)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$9,693	$0	$12	$9,705	$(13,597)	$(17,487)	$(26,709)	$(57,793)	$(48,088)	$36,034	$(12,054)
BPS	36,361	0	0	36,361	(77,941)	(5,156)	(5,661)	(88,758)	(52,397)	47,123	(5,274)
BRC	2,863	0	29	2,892	(979)	(226)	(44,792)	(45,997)	(43,105)	42,449	(656)
BSH	704	0	0	704	(80,075)	0	0	(80,075)	(79,371)	81,415	2,044
BYL	0	0	0	0	0	0	(36)	(36)	(36)	0	(36)
CBK	167,558	0	49	167,607	(146,576)	(1,418)	(9,990)	(157,984)	9,623	(17,657)	(8,034)
CLY	0	0	0	0	(3,013)	0	0	(3,013)	(3,013)	2,666	(347)
DUB	57,843	58,075	48	115,966	(3,309)	(24,418)	(5,788)	(33,515)	82,451	(40,740)	41,711
FAR	0	21,381	0	21,381	0	(33,768)	0	(33,768)	(12,387)	4,488	(7,899)
FBF	0	0	5	5	0	0	(21,089)	(21,089)	(21,084)	22,000	916
GLM	135,450	37,933	0	173,383	(38,850)	(450,269)	0	(489,119)	(315,736)	312,042	(3,694)
GST	0	0	2,734	2,734	0	(1,064)	(30,714)	(31,778)	(29,044)	30,546	1,502
HUS	0	0	93	93	0	0	(1,139)	(1,139)	(1,046)	1,085	39
JPM	35,111	0	179	35,290	(91,634)	(5,305)	(4,564)	(101,503)	(66,213)	60,833	(5,380)
JPS	0	0	24	24	0	0	(3,384)	(3,384)	(3,360)	3,492	132
MBC	123,727	0	0	123,727	(100,328)	0	(1,300)	(101,628)	22,099	(11,993)	10,106
MEI	0	0	31	31	0	0	(577)	(577)	(546)	337	(209)
MSC	0	0	0	0	0	(3,376)	0	(3,376)	(3,376)	0	(3,376)
MYC	0	172,303	20,457	192,760	0	(172,135)	(44,916)	(217,051)	(24,291)	88,746	64,455
MYI	183,378	0	0	183,378	(52,659)	0	0	(52,659)	130,719	(180,014)	(49,295)
NGF	0	63,254	0	63,254	0	(118,487)	(252)	(118,739)	(55,485)	55,189	(296)
RBC	138,465	0	0	138,465	(5,557)	0	0	(5,557)	132,908	(217,250)	(84,342)
RYL	0	0	0	0	(10,252)	0	0	(10,252)	(10,252)	13,576	3,324
SAL	0	0	0	0	0	(22,265)	(5,345)	(27,610)	(27,610)	26,123	(1,487)
SCX	14,888	0	0	14,888	(36,733)	0	0	(36,733)	(21,845)	19,783	(2,062)
SOG	52	0	0	52	0	0	0	0	52	0	52
TOR	9,085	0	0	9,085	(125,009)	0	0	(125,009)	(115,924)	111,121	(4,803)
UAG	10,427	0	5	10,432	(41,252)	0	(39)	(41,291)	(30,859)	(1,350)	(32,209)

Total Over the Counter	$925,605	$352,946	$23,666	$1,302,217	$(827,764)	$(855,374)	$(206,295)	$(1,889,433)

(r)

Securities with an aggregate market value of $961,940 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	101

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89,349	$89,349
Swap Agreements	0	36,686	0	0	323,767	360,453

	$0	$36,686	$0	$0	$413,116	$449,802

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$925,605	$0	$925,605
Purchased Options	0	0	0	0	352,946	352,946
Swap Agreements	0	23,666	0	0	0	23,666

	$0	$23,666	$0	$925,605	$352,946	$1,302,217

	$0	$60,352	$0	$925,605	$766,062	$1,752,019

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$35,648	$35,648
Futures	0	0	0	0	15,969	15,969
Swap Agreements	0	5,080	0	0	300,816	305,896

	$0	$5,080	$0	$0	$352,433	$357,513

102	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$827,764	$0	$827,764
Written Options	0	2,570	0	0	852,804	855,374
Swap Agreements	0	191,170	11,212	0	3,913	206,295

	$0	$193,740	$11,212	$827,764	$856,717	$1,889,433

	$0	$198,820	$11,212	$827,764	$1,209,150	$2,246,946

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2022:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,185	$2,185
Futures	0	0	0	0	1,538,717	1,538,717
Swap Agreements	0	(576,226)	0	0	256,680	(319,546)

	$0	$(576,226)	$0	$0	$1,797,582	$1,221,356

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,151,928	$0	$3,151,928
Purchased Options	0	0	0	0	(27,119)	(27,119)
Written Options	0	35,334	0	0	(31,321)	4,013
Swap Agreements	0	(455,869)	(27,890)	0	(3,266)	(487,025)

	$0	$(420,535)	$(27,890)	$3,151,928	$(61,706)	$2,641,797

	$0	$(996,761)	$(27,890)	$3,151,928	$1,735,876	$3,863,153

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(24,177)	$(24,177)
Futures	0	0	0	0	730,861	730,861
Swap Agreements	0	(122,356)	0	0	733,594	611,238

	$0	$(122,356)	$0	$0	$1,440,278	$1,317,922

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(353,297)	$0	$(353,297)
Purchased Options	0	0	0	0	(76,924)	(76,924)
Written Options	0	(17,919)	0	0	(55,119)	(73,038)
Swap Agreements	0	348,136	(13,857)	0	(13,046)	321,233

	$0	$330,217	$(13,857)	$(353,297)	$(145,089)	$(182,026)

	$0	$207,861	$(13,857)	$(353,297)	$1,295,189	$1,135,896

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	103

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,985,682	$1,890,369	$4,876,051
Corporate Bonds & Notes
Banking & Finance	0	7,770,185	46,806	7,816,991
Industrials	0	9,250,154	5,710	9,255,864
Utilities	0	3,790,409	0	3,790,409
Convertible Bonds & Notes
Industrials	0	15,351	42,121	57,472
Municipal Bonds & Notes
California	0	29,130	0	29,130
Illinois	0	68,052	0	68,052
Puerto Rico	0	14,988	0	14,988
U.S. Government Agencies	0	33,918,379	0	33,918,379
U.S. Treasury Obligations	0	13,687,925	0	13,687,925
Non-Agency Mortgage-Backed Securities	0	36,396,363	1,532,254	37,928,617
Asset-Backed Securities	0	14,197,377	523,729	14,721,106
Sovereign Issues	0	4,762,817	0	4,762,817
Common Stocks
Energy	138,690	0	265	138,955
Financials	22,268	0	222,986	245,254
Health Care	0	0	53	53
Industrials	0	0	797	797
Rights
Financials	0	0	3,826	3,826
Warrants
Financials	0	0	4,773	4,773
Industrials	0	0	128	128
Information Technology	0	0	81,229	81,229
Preferred Securities
Banking & Finance	0	767,777	0	767,777
Industrials	0	188,066	40,964	229,030
Utilities	0	0	1,048,636	1,048,636
Real Estate Investment Trusts
Real Estate	359,443	0	0	359,443
Short-Term Instruments
Repurchase Agreements	0	17,560	0	17,560
Short-Term Notes	0	33,028	0	33,028
Argentina Treasury Bills	0	246,182	0	246,182
Israel Treasury Bills	0	177,983	0	177,983
U.S. Treasury Bills	0	37,210	0	37,210

	$520,401	$128,354,618	$5,444,646	$134,319,665

Investments in Affiliates, at Value
Common Stocks	$135,856	$0	$247,111	$382,967
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,234,447	0	0	6,234,447

	$6,370,303	$0	$247,111	$6,617,414

Total Investments	$6,890,704	$128,354,618	$5,691,757	$140,937,079

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,955,483)	$0	$(1,955,483)

104	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2022

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9,705	$439,988	$0	$449,693
Over the counter	0	1,302,202	15	1,302,217

	$9,705	$1,742,190	$15	$1,751,910

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,721)	(342,792)	0	(357,513)
Over the counter	0	(1,889,433)	0	(1,889,433)

	$(14,721)	$(2,232,225)	$0	$(2,246,946)

Total Financial Derivative Instruments	$(5,016)	$(490,035)	$15	$(495,036)

Totals	$6,885,688	$125,909,100	$5,691,772	$138,486,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:

Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,405,592	$618,931	$(132,612)	$83	$(2,002)	$(29,387)	$31,300	$(1,536)	$1,890,369	$(30,836)
Corporate Bonds & Notes
Banking & Finance	256,755	0	(226)	223	0	(29,360)	0	(180,586)	46,806	(2,656)
Industrials	3,414	2,494	(136)	34	0	(96)	0	0	5,710	(85)
Convertible Bonds & Notes
Industrials	0	0	0	0	0	0	42,121	0	42,121	0
Non-Agency Mortgage-Backed Securities	2,166,447	1,523,400	(1,675,838)	244	403	(95,483)	0	(386,919)	1,532,254	(58,928)
Asset-Backed Securities	148,510	234,365	(6,809)	(61)	2	(17,680)	165,402	0	523,729	(17,753)
Common Stocks
Energy	0	265	0	0	0	0	0	0	265	0
Financials	242,895	0	0	0	0	(19,909)	0	0	222,986	(19,909)
Health Care	2,141	0	(386)	0	381	(2,083)	0	0	53	(1,672)
Industrials	0	0	0	0	0	797	0	0	797	797
Rights
Financials	4,051	0	0	0	0	(225)	0	0	3,826	(225)
Warrants
Financials(3)	5,035	0	0	0	0	(262)	0	0	4,773	(262)
Industrials	374	0	0	0	0	(246)	0	0	128	(246)
Information Technology	124,570	0	0	0	0	(43,341)	0	0	81,229	(43,341)
Preferred Securities
Industrials	36,456	0	0	0	0	4,508	0	0	40,964	4,508
Utilities	1,073,342	0	0	0	0	(24,706)	0	0	1,048,636	(24,706)

	$5,469,582	$2,379,455	$(1,816,007)	$523	$(1,216)	$(257,473)	$238,823	$(569,041)	$5,444,646	$(195,314)

Investments in Affiliates, at Value
Common Stocks	$350,726	$0	$0	$0	$0	$(103,615)	$0	$0	$247,111	$(103,615)

Financial Derivative Instruments - Assets
Over the counter	$249,803	$13	$(8)	$0	$(11)	$(249,782)	$0	$0	$15	$(2)

Financial Derivative Instruments - Liabilities
Over the counter	$(195,279)	$0	$0	$0	$0	$195,279	$0	$0	$0	$0

Totals	$5,874,832	$2,379,468	$(1,816,015)	$523	$(1,227)	$(415,591)	$238,823	$(569,041)	$5,691,772	$(298,931)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2022	105

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

(Unaudited)

September 30, 2022

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$126,813	Discounted Cash Flow	Discount Spread			3.580		—
	1,078,850	Discounted Cash Flow	Discount Rate			3.250-13.500		10.478
	3	Expected Recovery	Price			100.000		—
	535,818	Indicative Market Quotation	Price			95.000		—
	117,585	Recent Transaction	Price			3,500.000		—
	31,300	Third Party Vendor	Broker Quote			87.500-91.000		90.302
Corporate Bonds & Notes
Banking & Finance	46,806	Discounted Cash Flow	Discount Rate			5.460		—
Industrials	5,710	Discounted Cash Flow	Discount Rate			6.020-13.880		9.684
Convertible Bonds & Notes
Industrials	42,121	Other Valuation Techniques(4)	—			—		—
Non-Agency Mortgage-Backed Securities	45,955	Discounted Cash Flow	Discount Rate			10.500-16.200		12.408
	26,021	Expected Recovery	Recovery Rate			15.000		—
	1,460,278	Proxy Pricing	Base Price			85.569-41,593.781		686.053
Asset-Backed Securities	255,412	Discounted Cash Flow	Discount Rate			6.150-12.500		8.932
	240	Expected Recovery	Recovery Rate			13.000		—
	165,402	Other Valuation Techniques(4)	—			—		—
	102,675	Proxy Pricing	Base Price			100.062		—
Common Stocks
Energy	265	Recent Transaction	Price	$		0.108		—
Financials	222,986	Indicative Market Quotation	Price	$		28.000		—
Health Care	53	Market Comparable Valuation	EBITDA Multiple	X		10.500		—
Industrials	797	Discounted Cash Flow/Comp Multiple	Forward EBITDA / Discount Rate	X/X/	%	2.000/2.100/24.200		—
Rights
Financials	3,826	Other Valuation Techniques(4)	—			—		—
Warrants
Financials	634	Indicative Market Quotation	Price	$		2.250-3.750		3.564
	4,139	Other Valuation Techniques(4)	—			—		—
Industrials	128	Market Comparable Valuation	Earnings Multiple	X		11.809		—
Information Technology	81,229	Market Comparable Valuation	EBITDA Multiple	X		3.800		—
Preferred Securities
Industrials	10,425	Discounted Cash Flow/Comparable Companies	Discount Rate/TBV Multiple	%/X		22.980/0.280		—
	30,539	Market Comparable Valuation	Earnings Multiple	X		11.809		—
Utilities	1,048,636	Discounted Cash Flow	Discount Rate			5.800		—

Investments in Affiliates, at Value
Common Stocks	80,579	Reference instrument	Stock Price W/Liquidity Discount			10.000		—
	166,530	Discounted Cash Flow/Comp Multiple	Ltm Revenue/Ltm Ebitda/Discount	X/X/	%	0.460/3.500/10.000		—
	2	Expected Recovery	Price	$		0.000	(5)	—

Financial Derivative Instruments - Assets
Over the counter	15	Other Valuation Techniques	—			—		—

Total	$5,691,772

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Rights to Warrants since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(5)	0.0001 Input Value.

106	PIMCO INCOME FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2022

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	107

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

108	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Fund as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the related

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	109

Notes to Financial Statements (Cont.)

reporting requirements was August 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the related reporting requirements was September 8, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 are for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed

110	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	111

Notes to Financial Statements (Cont.)

at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

112	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established

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market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each

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fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$6,847,743	$24,303,382	$(24,913,600)	$(2,502)	$(576)	$6,234,447	$31,481	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2022 (amounts in thousands†, except number of shares):

Security Name	Market Value at 03/31/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2022	Dividend Income	Shares Held at 09/30/2022
Clear Channel Outdoor Holdings, Inc.	$175,985	$0	$0	$0	$(106,304)	$69,681	$0	50,862,666
iHeartMedia, Inc. ‘A’	170,900	0	0	0	(104,725)	66,175	0	9,028,024
iHeartMedia, Inc. ‘B’	208,097	0	0	0	(127,518)	80,579	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,627	0	0	0	23,903	166,530	0	919,864
Noble Corp.*	152,181	0	0	0	(13,491)	138,690	0	4,688,652
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Not affiliated at September 30, 2022.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary

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Notes to Financial Statements (Cont.)

settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of

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principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to

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Notes to Financial Statements (Cont.)

other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

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Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2022, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.
Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA

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Notes to Financial Statements (Cont.)

counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase

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agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short

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and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2022, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold

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(“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to

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manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

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Notes to Financial Statements (Cont.)

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the

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credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under

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Notes to Financial Statements (Cont.)

which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements (Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk  is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a

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lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	133

Notes to Financial Statements (Cont.)

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

134	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	135

Notes to Financial Statements (Cont.)

the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from

136	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2022, the Distributor retained $1,630,048 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	137

Notes to Financial Statements (Cont.)

payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2023, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2022, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2023, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2022, the amount was $352,359.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

138	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2022, were as follows (amounts in thousands†):

Purchases	Sales

$50,819	$706,472

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2022, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$270,892,780	$259,685,516	$9,179,543	$7,092,799

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	139

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2022 (Unaudited)		Year Ended 03/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	994,994	$10,829,031	2,244,210	$26,803,057

I-2	383,471	4,147,551	916,217	10,926,722

I-3	95,286	1,036,807	41,612	496,427

Administrative Class	3,765	40,801	14,542	174,311

Class A	83,074	898,145	241,231	2,878,380

Class C	10,203	110,251	52,907	633,928

Class R	2,009	21,728	7,497	89,581

Issued as reinvestment of distributions

Institutional Class	154,831	1,659,729	252,771	3,003,700

I-2	58,811	630,392	98,597	1,171,857

I-3	3,246	34,696	3,441	40,917

Administrative Class	732	7,852	1,420	16,902

Class A	26,965	289,017	46,930	558,189

Class C	8,477	90,835	14,691	174,786

Class R	955	10,239	1,530	18,190

Cost of shares redeemed

Institutional Class	(1,486,782)	(16,103,466)	(1,974,029)	(23,306,189)

I-2	(670,913)	(7,261,272)	(874,414)	(10,313,576)

I-3	(36,105)	(385,586)	(52,702)	(619,798)

Administrative Class	(8,786)	(95,184)	(20,598)	(244,952)

Class A	(202,791)	(2,194,017)	(398,935)	(4,723,119)

Class C	(80,166)	(867,448)	(156,371)	(1,860,061)

Class R	(5,807)	(62,810)	(9,156)	(108,933)

Net increase (decrease) resulting from Fund share transactions	(664,531)	$(7,162,709)	451,391	$5,810,319

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”). Similarly, the Consolidated Schedule of Investments includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the MLM 766, LLC as of period end represented less than 0.0% of the Fund’s consolidated net assets.

140	PIMCO INCOME FUND

(Unaudited)

September 30, 2022

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

On May 17, 2022, Allianz Global Investors U.S. LLC (“AGI U.S.”) pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or the Distributor, or any personnel of PIMCO or the Distributor. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser, and the Distributor would have been disqualified from serving as the principal underwriter, to the Fund in the absence of SEC exemptive relief. PIMCO and the Distributor have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.- registered investment companies, including the Fund.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2022, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,369,515	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	141

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2022

As of September 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$158,226,218	$16,521,139	$(32,813,515)	$(16,292,376)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

142	PIMCO INCOME FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc
BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International
BYL	Barclays Bank PLC London Branch	MSC	Morgan Stanley & Co. LLC.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC
CDI	Natixis Singapore	NGF	Nomura Global Financial Products, Inc.
CLY	Crédit Agricole Corporate and Investment Bank	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RDR	RBC Capital Markets LLC
FAR	Wells Fargo Bank National Association	RYL	NatWest Markets Plc
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
JML	JP Morgan Securities Plc

Currency Abbreviations:
ARS	Argentine Peso	ILS	Israeli Shekel
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	TWD	Taiwanese Dollar
GBP	British Pound	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR01M	1 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR06M	6 Month USD-LIBOR
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
CDX.IG	Credit Derivatives Index - Investment Grade	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate
EUR001M	1 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index
EUR002M	2 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
EUR006M	6 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	143

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBR	Bank Bill Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
BRL-CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	RMBS	Residential Mortgage-Backed Security
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

144	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 23-24, 2022, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2023. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2023. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2023.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 23-24, 2022 meeting. The Independent Trustees also met via video conference with Counsel on July 14, 2022, and conducted a video conference meeting on August 10, 2022 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

146	PIMCO INCOME FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

what is essentially an all-in fee structure (the “unified fee”).In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 and other performance data, as available, over short- and long-term periods ended June 30, 2022 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2022 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2022. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2022. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed

148	PIMCO INCOME FUND

(Unaudited)

to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the

150	PIMCO INCOME FUND

(Unaudited)

Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

152	PIMCO INCOME FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0400	$0.0000	$0.0000	$0.0400

May 2022	$0.0400	$0.0000	$0.0000	$0.0400

June 2022	$0.0460	$0.0000	$0.0000	$0.0460

July 2022	$0.0460	$0.0000	$0.0000	$0.0460

August 2022	$0.0460	$0.0000	$0.0000	$0.0460

September 2022	$0.0550	$0.0000	$0.0000	$0.0550

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0391	$0.0000	$0.0000	$0.0391

May 2022	$0.0391	$0.0000	$0.0000	$0.0391

June 2022	$0.0451	$0.0000	$0.0000	$0.0451

July 2022	$0.0451	$0.0000	$0.0000	$0.0451

August 2022	$0.0451	$0.0000	$0.0000	$0.0451

September 2022	$0.0541	$0.0000	$0.0000	$0.0541

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0386	$0.0000	$0.0000	$0.0386

May 2022	$0.0386	$0.0000	$0.0000	$0.0386

June 2022	$0.0446	$0.0000	$0.0000	$0.0446

July 2022	$0.0447	$0.0000	$0.0000	$0.0447

August 2022	$0.0446	$0.0000	$0.0000	$0.0446

September 2022	$0.0537	$0.0000	$0.0000	$0.0537

154	PIMCO INCOME FUND

(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0376	$0.0000	$0.0000	$0.0376

May 2022	$0.0377	$0.0000	$0.0000	$0.0377

June 2022	$0.0437	$0.0000	$0.0000	$0.0437

July 2022	$0.0438	$0.0000	$0.0000	$0.0438

August 2022	$0.0437	$0.0000	$0.0000	$0.0437

September 2022	$0.0528	$0.0000	$0.0000	$0.0528

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0362	$0.0000	$0.0000	$0.0362

May 2022	$0.0363	$0.0000	$0.0000	$0.0363

June 2022	$0.0423	$0.0000	$0.0000	$0.0423

July 2022	$0.0425	$0.0000	$0.0000	$0.0425

August 2022	$0.0424	$0.0000	$0.0000	$0.0424

September 2022	$0.0514	$0.0000	$0.0000	$0.0514

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0292	$0.0000	$0.0000	$0.0292

May 2022	$0.0294	$0.0000	$0.0000	$0.0294

June 2022	$0.0354	$0.0000	$0.0000	$0.0354

July 2022	$0.0358	$0.0000	$0.0000	$0.0358

August 2022	$0.0356	$0.0000	$0.0000	$0.0356

September 2022	$0.0447	$0.0000	$0.0000	$0.0447

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2022	$0.0339	$0.0000	$0.0000	$0.0339

May 2022	$0.0340	$0.0000	$0.0000	$0.0340

June 2022	$0.0400	$0.0000	$0.0000	$0.0400

July 2022	$0.0402	$0.0000	$0.0000	$0.0402

August 2022	$0.0401	$0.0000	$0.0000	$0.0401

September 2022	$0.0492	$0.0000	$0.0000	$0.0492

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2022	155

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4013SAR_093022

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	December 6, 2022

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 6, 2022